UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186
Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	12/31/2025
Date of reporting period:	6/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

Advanced Series Trust
AST International Equity Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST International Equity Portfolio (the “Portfolio”) for the period of
January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST International Equity Portfolio	$54	0.99%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 1,560,905,945
Number of portfolio holdings	572
Portfolio turnover rate for the period	49%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Banks	13.4%
Insurance	6.4%
Pharmaceuticals	6.1%
Unaffiliated Exchange-Traded Funds	5.8%
Semiconductors & Semiconductor Equipment	3.8%
Aerospace & Defense	3.5%
Affiliated Mutual Fund - Short-Term Investment (2.2% represents investments purchased with collateral from securities on loan)	3.5%
Capital Markets	3.3%
Oil, Gas & Consumable Fuels	3.2%
Machinery	2.5%
Metals & Mining	2.2%
Software	2.2%
Diversified Telecommunication Services	2.1%
Trading Companies & Distributors	2.0%
Electrical Equipment	2.0%
Industrial Conglomerates	2.0%
Food Products	2.0%
Entertainment	1.8%
Consumer Staples Distribution & Retail	1.8%
Broadline Retail	1.8%
Automobiles	1.8%
Textiles, Apparel & Luxury Goods	1.7%
Electric Utilities	1.5%
Multi-Utilities	1.5%
Household Durables	1.4%
IT Services	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.4%
Chemicals	1.3%
Beverages	1.2%
Personal Care Products	1.2%
Health Care Equipment & Supplies	1.1%
Building Products	1.0%
Professional Services	1.0%
Construction & Engineering	0.9%
Automobile Components	0.8%
Construction Materials	0.8%
Specialty Retail	0.7%
Tobacco	0.7%
Real Estate Management & Development	0.7%
Passenger Airlines	0.6%
Interactive Media & Services	0.6%
Household Products	0.6%
Life Sciences Tools & Services	0.5%
Wireless Telecommunication Services	0.5%
Biotechnology	0.5%
Electronic Equipment, Instruments & Components	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Others*	3.9%
101.7%
Liabilities in excess of other assets	(1.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS188_SAR

Advanced Series Trust
AST Large-Cap Equity Portfolio
(Formerly, AST LARGE-CAP CORE PORTFOLIO)
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST Large-Cap Equity Portfolio (the “Portfolio”) for the period of
January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Equity Portfolio	$42	0.83%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 1,918,211,359
Number of portfolio holdings	329
Portfolio turnover rate for the period	44%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.5%
Software	10.8%
Interactive Media & Services	6.3%
Technology Hardware, Storage & Peripherals	5.4%
Affiliated Mutual Fund - Short-Term Investment (3.5% represents investments purchased with collateral from securities on loan)	4.8%
Financial Services	4.5%
Unaffiliated Exchange-Traded Funds	3.4%
Broadline Retail	3.2%
Banks	2.9%
Pharmaceuticals	2.9%
Hotels, Restaurants & Leisure	2.8%
Biotechnology	2.7%
Aerospace & Defense	2.7%
Capital Markets	2.5%
Specialty Retail	2.4%
Oil, Gas & Consumable Fuels	2.4%
Consumer Staples Distribution & Retail	2.4%
Insurance	2.3%
Health Care Equipment & Supplies	2.0%
Entertainment	2.0%
Electrical Equipment	1.9%
Electric Utilities	1.8%
Ground Transportation	1.5%
Consumer Finance	1.3%
Industry Classification	% of Net Assets
Building Products	1.2%
Automobiles	1.1%
Machinery	1.1%
IT Services	0.9%
Construction Materials	0.9%
Energy Equipment & Services	0.8%
Trading Companies & Distributors	0.8%
Health Care Providers & Services	0.8%
Communications Equipment	0.8%
Food Products	0.7%
Chemicals	0.7%
Professional Services	0.7%
Commercial Services & Supplies	0.6%
Tobacco	0.6%
Household Products	0.6%
Multi-Utilities	0.6%
Beverages	0.5%
Industrial Conglomerates	0.5%
Others*	3.1%
103.4%
Liabilities in excess of other assets	(3.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS235_SAR

Advanced Series Trust
AST Large-Cap Growth Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST Large-Cap Growth Portfolio (the “Portfolio”) for the period of
January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Growth Portfolio	$44	0.86%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 8,045,198,153
Number of portfolio holdings	169
Portfolio turnover rate for the period	17%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Software	17.8%
Semiconductors & Semiconductor Equipment	17.3%
Interactive Media & Services	9.9%
Broadline Retail	7.0%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	5.5%
Unaffiliated Exchange-Traded Funds	5.1%
Entertainment	3.5%
Hotels, Restaurants & Leisure	3.0%
Affiliated Mutual Fund - Short-Term Investment (2.2% represents investments purchased with collateral from securities on loan)	2.8%
Health Care Equipment & Supplies	2.5%
Pharmaceuticals	2.5%
Aerospace & Defense	2.1%
Automobiles	2.0%
Capital Markets	1.4%
Biotechnology	1.2%
Industry Classification	% of Net Assets
Ground Transportation	1.1%
Consumer Staples Distribution & Retail	1.0%
Specialty Retail	0.8%
Insurance	0.7%
IT Services	0.7%
Health Care Providers & Services	0.7%
Building Products	0.7%
Communications Equipment	0.6%
Electronic Equipment, Instruments & Components	0.6%
Chemicals	0.6%
Specialized REITs	0.5%
Others*	4.6%
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS151_SAR

Advanced Series Trust
AST Large-Cap Value Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST Large-Cap Value Portfolio (the “Portfolio”) for the period of
January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Value Portfolio	$41	0.80%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 3,835,316,658
Number of portfolio holdings	386
Portfolio turnover rate for the period	25%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (11.1% represents investments purchased with collateral from securities on loan)	11.9%
Banks	9.1%
Oil, Gas & Consumable Fuels	6.4%
Health Care Providers & Services	5.5%
Machinery	3.9%
Insurance	3.8%
Capital Markets	3.9%
Chemicals	3.6%
Pharmaceuticals	3.5%
Semiconductors & Semiconductor Equipment	3.5%
Unaffiliated Exchange-Traded Funds	3.1%
Aerospace & Defense	3.1%
Financial Services	3.0%
Consumer Finance	2.3%
Electric Utilities	2.2%
Communications Equipment	2.2%
Media	2.0%
Multi-Utilities	1.9%
Interactive Media & Services	1.8%
Consumer Staples Distribution & Retail	1.8%
Health Care Equipment & Supplies	1.8%
Software	1.6%
Tobacco	1.4%
Life Sciences Tools & Services	1.3%
Technology Hardware, Storage & Peripherals	1.3%
Beverages	1.2%
Construction Materials	1.2%
Broadline Retail	1.2%
Industry Classification	% of Net Assets
Biotechnology	1.2%
Automobiles	1.1%
Specialized REITs	1.0%
Household Durables	1.0%
Metals & Mining	1.0%
Ground Transportation	0.9%
Building Products	0.9%
Specialty Retail	0.9%
Household Products	0.9%
Passenger Airlines	0.8%
Electronic Equipment, Instruments & Components	0.8%
Air Freight & Logistics	0.8%
Diversified Telecommunication Services	0.8%
IT Services	0.8%
Wireless Telecommunication Services	0.7%
Entertainment	0.7%
Hotels, Restaurants & Leisure	0.7%
Trading Companies & Distributors	0.7%
Containers & Packaging	0.6%
Food Products	0.6%
Energy Equipment & Services	0.6%
Industrial Conglomerates	0.6%
Electrical Equipment	0.5%
Others*	2.2%
110.3%
Liabilities in excess of other assets	(10.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS169_SAR

Advanced Series Trust
AST Small-Cap Equity Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 20
25
This
semiannual shareholder report
contains important information about the AST Small-Cap Equity Portfolio (the “Portfolio”) for the period of
January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Small-Cap Equity Portfolio	$48	0.97%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 2,010,322,366
Number of portfolio holdings	1,933
Portfolio turnover rate for the period	32%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (14.7% represents investments purchased with collateral from securities on loan)	16.9%
Banks	8.2%
Software	6.6%
Machinery	5.0%
Biotechnology	4.8%
Oil, Gas & Consumable Fuels	4.0%
Aerospace & Defense	3.7%
Insurance	3.7%
Electronic Equipment, Instruments & Components	3.3%
Semiconductors & Semiconductor Equipment	3.0%
Specialty Retail	3.0%
Hotels, Restaurants & Leisure	3.0%
Construction & Engineering	3.0%
Capital Markets	3.0%
Unaffiliated Exchange-Traded Funds	3.0%
Financial Services	2.8%
Commercial Services & Supplies	2.6%
Professional Services	2.6%
Diversified Consumer Services	2.1%
Health Care Equipment & Supplies	2.0%
Health Care Providers & Services	2.0%
Building Products	1.8%
Consumer Staples Distribution & Retail	1.7%
Industry Classification	% of Net Assets
Consumer Finance	1.5%
Energy Equipment & Services	1.5%
Electrical Equipment	1.5%
Trading Companies & Distributors	1.4%
Pharmaceuticals	1.4%
Media	1.2%
Household Durables	1.1%
Automobile Components	1.1%
Food Products	1.1%
Chemicals	1.0%
Metals & Mining	0.8%
Broadline Retail	0.8%
Life Sciences Tools & Services	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Electric Utilities	0.5%
Personal Care Products	0.5%
Gas Utilities	0.5%
Others*	6.1%
114.9%
Liabilities in excess of other assets	(14.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS176_SAR

Advanced Series Trust
AST Bond Portfolio 2025
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 20
25
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2025 (the “Portfolio”) for the period of January 1,
2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2025	$46	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 15,831,486
Number of portfolio holdings	10
Portfolio turnover rate for the period	43%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.0%
Affiliated Mutual Fund - Short-Term Investment	0.9%
96.9%
Other assets in excess of liabilities	3.1%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS236_SAR

Advanced Series Trust
AST Bond Portfolio 2026
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 20
25
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2026 (the “Portfolio”) for the period of January 1,
2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2026	$46	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 38,568,215
Number of portfolio holdings	9
Portfolio turnover rate for the period	26%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.1%
Affiliated Mutual Fund - Short-Term Investment	2.8%
98.9%
Other assets in excess of liabilities	1.1%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS249_SAR

Advanced Series Trust
AST Bond Portfolio 2027
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 20
25
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2027 (the “Portfolio”) for the period of January 1,
2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2027	$46	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 41,355,745
Number of portfolio holdings	10
Portfolio turnover rate for the period	8%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	96.2%
Affiliated Mutual Fund - Short-Term Investment	2.2%
98.4%
Other assets in excess of liabilities	1.6%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS261_SAR

Advanced Series Trust
AST Bond Portfolio 2028
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 20
25
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2028 (the “Portfolio”) for the period of January 1,
2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2028	$46	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 64,727,167
Number of portfolio holdings	9
Portfolio turnover rate for the period	1%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.8%
Affiliated Mutual Fund - Short-Term Investment	3.3%
99.1%
Other assets in excess of liabilities	0.9%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS262_SAR

Advanced Series Trust
AST Bond Portfolio 2029
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2029 (the “Portfolio”) for the period of January 1,
2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2029	$46	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 6,083,788
Number of portfolio holdings	9
Portfolio turnover rate for the period	1%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	95.8%
Affiliated Mutual Fund - Short-Term Investment	2.3%
98.1%
Other assets in excess of liabilities	1.9%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS263_SAR

Advanced Series Trust
AST Bond Portfolio 2030
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30,
2025
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2030 (the “Portfolio”) for the period of January 1,
2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2030	$46	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 52,216,794
Number of portfolio holdings	9
Portfolio turnover rate for the period	3%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.8%
Affiliated Mutual Fund - Short-Term Investment	4.0%
98.8%
Other assets in excess of liabilities	1.2%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS265_SAR

Advanced Series Trust
AST Bond Portfolio 2031
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30,
2025
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2031 (the “Portfolio”) for the period of January 1,
2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2031	$46	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 72,590,252
Number of portfolio holdings	9
Portfolio turnover rate for the period	19%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.5%
Affiliated Mutual Fund - Short-Term Investment	4.3%
98.8%
Other assets in excess of liabilities	1.2%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS274_SAR

Advanced Series Trust
AST Bond Portfolio 2032
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30,
2025
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2032 (the “Portfolio”) for the period of January 1,
2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2032	$46	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 69,657,639
Number of portfolio holdings	8
Portfolio turnover rate for the period	10%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.9%
Affiliated Mutual Fund - Short-Term Investment	3.5%
98.4%
Other assets in excess of liabilities	1.6%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS275_SAR

Advanced Series Trust
AST Bond Portfolio 2033
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2033 (the “Portfolio”) for the period of January 1,
2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2033	$46	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 4,390,226
Number of portfolio holdings	8
Portfolio turnover rate for the period	0%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	93.4%
Affiliated Mutual Fund - Short-Term Investment	2.0%
95.4%
Other assets in excess of liabilities	4.6%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS276_SAR

Advanced Series Trust
AST Bond Portfolio 2034
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2034 (the “Portfolio”) for the period of January 1,
2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2034	$46	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 8,685,334
Number of portfolio holdings	8
Portfolio turnover rate for the period	168%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	94.5%
Affiliated Mutual Fund - Short-Term Investment	2.1%
96.6%
Other assets in excess of liabilities	3.4%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS277_SAR

Advanced Series Trust
AST Bond Portfolio 2035
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2035 (the “Portfolio”) for the period of January 1,
2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2035	$46	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 6,122,714
Number of portfolio holdings	7
Portfolio turnover rate for the period	122%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	93.5%
Affiliated Mutual Fund - Short-Term Investment	1.9%
95.4%
Other assets in excess of liabilities	4.6%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS278_SAR

Advanced Series Trust
AST Bond Portfolio 2036
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST Bond Portfolio 2036 (the “Portfolio”) for the period of January 2,
2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2036	$45	0.91%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 5,196,420
Number of portfolio holdings	8
Portfolio turnover rate for the period	3%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Investment Allocation	% of Net Assets
Affiliated Fund - AST Target Maturity Central Portfolio**	91.9%
Affiliated Mutual Fund - Short-Term Investment	1.6%
93.5%
Other assets in excess of liabilities	6.5%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS279_SAR

Advanced Series Trust
AST Core Fixed Income Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30,
2025
This
semiannual shareholder report
contains important information about the AST Core Fixed Income Portfolio (the “Portfolio”) for the period of
January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Core Fixed Income Portfolio	$34	0.68%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 4,065,503,979
Number of portfolio holdings	2,970
Portfolio turnover rate for the period	93%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	14.6
AA	48.1
A	14.4
BBB	16.5
BB	1.2
B	0.8
CCC and Below	0.2
NR	2.7
Cash/Cash Equivalents	1.5
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/
variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS203_SAR

Advanced Series Trust
AST Government Money Market Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30,
2025
This
semiannual shareholder report
contains important information about the AST Government Money Market Portfolio (the “Portfolio”) for the
period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Government Money Market Portfolio	$29	0.58%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 800,660,054
Number of portfolio holdings	67

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Sector Classification	% of Net Assets
Repurchase Agreements	60.0%
U.S. Treasury Obligations	23.9%
U.S. Government Agency Obligations	17.4%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS154_SAR

Advanced Series Trust
AST Investment Grade Bond Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30,
2025
This
semiannual shareholder report
contains important information about the AST Investment Grade Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Investment Grade Bond Portfolio	$35	0.69%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS
OF
6/30/2025?

Portfolio’s net assets	$ 8,394,293,156
Number of portfolio holdings	504
Portfolio turnover rate for the period	76%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	21.7
AA	16.4
A	40.0
BBB	17.3
BB	0.7
B	0.3
NR	0.8
Cash/Cash Equivalents	2.8
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS202_SAR

Advanced Series Trust
AST Multi-Sector Fixed Income Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST Multi-Sector Fixed Income Portfolio (the “Portfolio”) for the
period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Sector Fixed Income Portfolio	$36	0.72%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 9,700,955,102
Number of portfolio holdings	1,042
Portfolio turnover rate for the period	12%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	8.6
AA	9.0
A	34.4
BBB	46.4
BB	0.8
B	0.2
Cash/Cash Equivalents	0.6
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS230_SAR

Advanced Series Trust
AST Quantitative Modeling Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST Quantitative Modeling Portfolio (the “Portfolio”) for the period of
January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Quantitative Modeling Portfolio	$41	0.80%
The table does not include charges charged under your variable annuity contract or variable life insurance policies
(each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 545,483,012
Number of portfolio holdings	1,127
Portfolio turnover rate for the period	60%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Domestic Equity	21.2%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	9.0%
U.S. Government Agency Obligations	6.1%
Unaffiliated Funds	4.6%
Affiliated Mutual Fund - International Equity	4.5%
Semiconductors & Semiconductor Equipment	4.2%
Software	4.0%
Banks	3.2%
Collateralized Loan Obligations	2.7%
Interactive Media & Services	2.2%
Unaffiliated Exchange-Traded Funds	2.1%
Automobiles	2.1%
Technology Hardware, Storage & Peripherals	2.0%
Pharmaceuticals	1.5%
Commercial Mortgage-Backed Securities	1.5%
Capital Markets	1.5%
Financial Services	1.5%
U.S. Treasury Obligations	1.4%
Broadline Retail	1.4%
Aerospace & Defense	1.3%
Insurance	1.2%
Oil, Gas & Consumable Fuels	1.2%
Entertainment	0.8%
Industry Classification	% of Net Assets
Residential Mortgage-Backed Securities	0.8%
Consumer Staples Distribution & Retail	0.8%
Health Care Equipment & Supplies	0.8%
Hotels, Restaurants & Leisure	0.7%
Health Care Providers & Services	0.7%
Specialty Retail	0.7%
Biotechnology	0.7%
Machinery	0.6%
IT Services	0.6%
Oil & Gas	0.6%
Electric Utilities	0.5%
Electrical Equipment	0.5%
Pipelines	0.5%
Chemicals	0.5%
Affiliated Mutual Fund - Fixed Income	0.1%
Others*	10.6%
Options Purchased	0.0%**
Options Written	(0.0)%**
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS217_SAR

Advanced Series Trust
AST Balanced Asset Allocation Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2
02
5
This
semiannual shareholder report
contains important information about the AST Balanced Asset Allocation Portfolio (the “Portfolio”) for the
period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Balanced Asset Allocation Portfolio	$39	0.76%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 23,547,377,458
Number of portfolio holdings	3,220
Portfolio turnover rate for the period	33%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income	17.7%
Unaffiliated Exchange-Traded Funds	12.2%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	10.6%
Affiliated Mutual Fund - Domestic Equity	9.9%
Collateralized Loan Obligations	5.6%
U.S. Treasury Obligations	3.4%
Banks	3.4%
Semiconductors & Semiconductor Equipment	3.0%
Software	2.9%
Sovereign Bonds	1.8%
Interactive Media & Services	1.5%
Pharmaceuticals	1.5%
Insurance	1.4%
Technology Hardware, Storage & Peripherals	1.4%
Capital Markets	1.2%
Oil, Gas & Consumable Fuels	1.1%
Aerospace & Defense	1.1%
Broadline Retail	1.0%
Financial Services	1.0%
Entertainment	0.8%
Industry Classification	% of Net Assets
Automobiles	0.7%
Machinery	0.7%
Hotels, Restaurants & Leisure	0.7%
U.S. Government Agency Obligations	0.6%
Consumer Staples Distribution & Retail	0.6%
Health Care Equipment & Supplies	0.6%
Specialty Retail	0.6%
Biotechnology	0.6%
Electrical Equipment	0.6%
Health Care Providers & Services	0.5%
Electric Utilities	0.5%
Affiliated Mutual Fund - International Equity	0.0%**
Others*	11.9%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS192_SAR

Advanced Series Trust
AST Multi-Asset Diversified Portfolio
(FORMERLY, AST ADVANCED STRATEGIES PORTFOLIO)
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST Multi-Asset Diversified Portfolio (the “Port folio
”) for the period of
January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Asset Diversified Portfolio	$40	0.77%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 5,403,488,484
Number of portfolio holdings	1,882
Portfolio turnover rate for the period	38%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
U.S. Treasury Obligations	11.6%
Unaffiliated Exchange-Traded Funds	10.9%
Affiliated Mutual Fund - Fixed Income	10.1%
Affiliated Mutual Fund - Short-Term Investment (2.8% represents investments purchased with collateral from securities on loan)	8.6%
Affiliated Mutual Fund - Domestic Equity	7.3%
Unaffiliated Funds	4.0%
Banks	3.5%
Semiconductors & Semiconductor Equipment	3.2%
Software	3.1%
Collateralized Loan Obligations	2.9%
Pharmaceuticals	1.8%
Insurance	1.7%
Interactive Media & Services	1.6%
Sovereign Bonds	1.6%
Technology Hardware, Storage & Peripherals	1.4%
Options Purchased	1.3%
Oil, Gas & Consumable Fuels	1.3%
Capital Markets	1.3%
Aerospace & Defense	1.3%
Broadline Retail	1.1%
Financial Services	1.0%
Specialized REITs	1.0%
Entertainment	0.9%
Automobiles	0.8%
Hotels, Restaurants & Leisure	0.7%
Industry Classification	% of Net Assets
Machinery	0.7%
Consumer Staples Distribution & Retail	0.7%
Electrical Equipment	0.7%
Health Care Equipment & Supplies	0.7%
Biotechnology	0.6%
Specialty Retail	0.6%
Electric Utilities	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Health Care REITs	0.5%
IT Services	0.5%
Retail REITs	0.5%
U.S. Government Agency Obligations	0.5%
Health Care Providers & Services	0.5%
Trading Companies & Distributors	0.5%
Metals & Mining	0.5%
Food Products	0.5%
Diversified Telecommunication Services	0.5%
Others*	8.9%
Options Written	(0.0)%**
102.5%
Liabilities in excess of other assets	(2.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS196_SAR

Advanced Series Trust
AST PGIM Aggressive Multi-Asset Portfolio
(FORMERLY, AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO)
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST PGIM Aggressive Multi-Asset Po rt
folio (the “Portfolio”) for the
period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST PGIM Aggressive Multi-Asset Portfolio	$46	0.89%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 13,647,105,382
Number of portfolio holdings	3,364
Portfolio turnover rate for the period	42%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income	12.6%
Unaffiliated Exchange-Traded Funds	11.7%
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	10.2%
Semiconductors & Semiconductor Equipment	5.1%
Software	4.8%
Collateralized Loan Obligations	4.2%
Banks	3.8%
Interactive Media & Services	2.8%
U.S. Treasury Obligations	2.4%
Pharmaceuticals	2.3%
Insurance	2.0%
Technology Hardware, Storage & Peripherals	1.9%
Broadline Retail	1.9%
Capital Markets	1.8%
Aerospace & Defense	1.8%
Financial Services	1.8%
Oil, Gas & Consumable Fuels	1.7%
Entertainment	1.6%
Sovereign Bonds	1.2%
Consumer Staples Distribution & Retail	1.2%
Biotechnology	1.0%
Machinery	1.0%
Automobiles	1.0%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.0%
Health Care Equipment & Supplies	1.0%
Specialty Retail	0.9%
Health Care Providers & Services	0.9%
IT Services	0.8%
Electric Utilities	0.8%
Electrical Equipment	0.7%
Metals & Mining	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Chemicals	0.5%
Ground Transportation	0.5%
Communications Equipment	0.5%
Multi-Utilities	0.5%
Diversified Telecommunication Services	0.5%
Food Products	0.5%
Others*	10.5%
Options Purchased	0.2%
Options Written	(0.0)%**
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS195_SAR

Advanced Series Trust
AST Preservation Asset Allocation
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST Preservation Asset Allocation (the “Portfolio”) for the period of
January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Preservation Asset Allocation	$41	0.81%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 3,170,530,064
Number of portfolio holdings	2,379
Portfolio turnover rate for the period	27%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income	31.0%
Unaffiliated Exchange-Traded Funds	10.6%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	10.1%
Collateralized Loan Obligations	9.5%
Affiliated Mutual Fund - Domestic Equity	6.8%
U.S. Treasury Obligations	4.2%
Sovereign Bonds	3.1%
Banks	2.4%
Semiconductors & Semiconductor Equipment	1.5%
Software	1.4%
Pharmaceuticals	0.8%
Commercial Mortgage-Backed Securities	0.8%
Interactive Media & Services	0.7%
U.S. Government Agency Obligations	0.7%
Insurance	0.7%
Affiliated Mutual Fund - International Equity	0.6%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	0.6%
Capital Markets	0.6%
Electric	0.6%
Telecommunications	0.5%
Aerospace & Defense	0.5%
Oil, Gas & Consumable Fuels	0.5%
Financial Services	0.5%
Broadline Retail	0.5%
Others*	11.8%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS193_SAR

Advanced Series Trust
AST Aggressive Asset Allocation Portfolio
(FORMERLY, AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO)
SEMIANNUAL SHAREHOLDER REPORT – JUNE
30
, 2025
This
semiannual shareholder report
contains important information about the AST Aggressive Asset Allocation Portfolio (the “Portfolio”) for the
period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Aggressive Asset Allocation Portfolio	$37	0.73%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 11,692,307,378
Number of portfolio holdings	2,610
Portfolio turnover rate for the period	32%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS
OF
6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Domestic Equity	13.4%
Unaffiliated Exchange-Traded Funds	12.2%
Affiliated Mutual Fund - Fixed Income	11.3%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	9.8%
Semiconductors & Semiconductor Equipment	4.0%
Software	3.9%
Banks	3.5%
Collateralized Loan Obligations	3.4%
Interactive Media & Services	2.1%
U.S. Treasury Obligations	1.9%
Pharmaceuticals	1.8%
Technology Hardware, Storage & Peripherals	1.8%
Insurance	1.7%
Capital Markets	1.6%
Oil, Gas & Consumable Fuels	1.5%
Aerospace & Defense	1.4%
Broadline Retail	1.3%
Financial Services	1.3%
Sovereign Bonds	1.1%
Entertainment	1.0%
Hotels, Restaurants & Leisure	0.9%
Machinery	0.9%
Automobiles	0.8%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	0.8%
Health Care Equipment & Supplies	0.8%
Specialty Retail	0.8%
Biotechnology	0.8%
Health Care Providers & Services	0.7%
Electrical Equipment	0.7%
Electric Utilities	0.7%
IT Services	0.6%
Chemicals	0.5%
Multi-Utilities	0.5%
Ground Transportation	0.5%
Food Products	0.5%
Diversified Telecommunication Services	0.5%
Affiliated Mutual Fund - International Equity	0.0%**
Others*	10.0%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s
prospectus
, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS190_SAR

Advanced Series Trust
AST J.P. Morgan Aggressive Multi-Asset Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST J.P. Morgan Aggressive Multi-Asset Portfolio (the “Portfolio”) for
the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Aggressive Multi-Asset Portfolio	$41	0.80%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO
STATISTICS
AS OF 6/30/2025?

Portfolio’s net assets	$ 2,493,371,649
Number of portfolio holdings	286
Portfolio turnover rate for the period	35%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Unaffiliated Exchange-Traded Funds	30.9%
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	19.6%
Affiliated Mutual Fund - Fixed Income	10.9%
Banks	3.7%
Semiconductors & Semiconductor Equipment	3.6%
Capital Markets	2.4%
U.S. Treasury Obligations	2.3%
Software	2.2%
Hotels, Restaurants & Leisure	1.9%
Interactive Media & Services	1.7%
Insurance	1.5%
Pharmaceuticals	1.4%
Broadline Retail	1.3%
Aerospace & Defense	1.1%
Machinery	1.0%
Oil, Gas & Consumable Fuels	1.0%
Industry Classification	% of Net Assets
Chemicals	0.8%
Beverages	0.8%
Electric Utilities	0.8%
Building Products	0.7%
Industrial Conglomerates	0.7%
Technology Hardware, Storage & Peripherals	0.7%
Health Care Equipment & Supplies	0.6%
Household Durables	0.5%
Entertainment	0.5%
Financial Services	0.5%
Electrical Equipment	0.5%
Others*	7.4%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS237_SAR

Advanced Series Trust
AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST J.P. Morgan Conservative Multi-Asset Portfolio (the “Portfolio”)

for the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at

www.prudential.com/variableinsuranceportfolios
.

You can also request this

information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Conservative Multi-Asset Portfolio	$40	0.79%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 3,975,446,469
Number of portfolio holdings	208
Portfolio turnover rate for the period	11%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income	53.1%
Unaffiliated Exchange-Traded Funds	27.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	10.4%
U.S. Treasury Obligations	1.6%
Banks	1.2%
Semiconductors & Semiconductor Equipment	0.6%
Industry Classification	% of Net Assets
Capital Markets	0.5%
Others*	5.5%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at

www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS157_SAR

Advanced Series Trust
AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST J.P. Morgan Moderate Multi-Asset Portfolio (the “Portfolio”) for

the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at

www.prudential.com/variableinsuranceportfolios
.

You can also request this

information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Moderate Multi-Asset Portfolio	$40	0.79%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 2,030,117,293
Number of portfolio holdings	206
Portfolio turnover rate for the period	19%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
Unaffiliated Exchange-Traded Funds	40.7%
Affiliated Mutual Fund - Fixed Income	31.2%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	14.2%
U.S. Treasury Obligations	2.1%
Banks	1.9%
Semiconductors & Semiconductor Equipment	0.9%
Capital Markets	0.7%
Insurance	0.7%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	0.6%
Chemicals	0.5%
Others*	7.2%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

ADDITIONAL INFORMATION
You can find additional information at

www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS199_SAR

Advanced Series Trust
AST Multi-Asset Diversified Plus Portfolio
(FORMERLY, AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO)
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST Multi-Asset Diversified Plus Portfolio (the “Portfolio”) for the
period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Asset Diversified Plus Portfolio	$52	1.02%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 2,277,097,957
Number of portfolio holdings	1,590
Portfolio turnover rate for the period	39%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Industry Classification	% of Net Assets
U.S. Treasury Obligations	15.0%
Unaffiliated Exchange-Traded Funds	14.9%
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	14.7%
Unaffiliated Funds	14.4%
Affiliated Mutual Fund - Fixed Income	7.9%
Affiliated Mutual Fund - Domestic Equity	2.7%
Banks	2.4%
Collateralized Loan Obligations	2.1%
Specialized REITs	2.0%
Semiconductors & Semiconductor Equipment	1.8%
Software	1.7%
Pharmaceuticals	1.4%
Insurance	1.2%
Health Care REITs	1.1%
Retail REITs	1.0%
Aerospace & Defense	0.9%
Capital Markets	0.8%
Oil, Gas & Consumable Fuels	0.8%
Residential REITs	0.8%
Industry Classification	% of Net Assets
Industrial REITs	0.8%
Interactive Media & Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Broadline Retail	0.7%
Financial Services	0.6%
Entertainment	0.6%
Automobiles	0.5%
Hotels, Restaurants & Leisure	0.5%
Electrical Equipment	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	10.3%
Options Purchased	0.3%
Options Written	(0.0)%**
104.4%
Liabilities in excess of other assets	(4.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

AS191_SAR

Advanced Series Trust
AST J.P. Morgan Fixed Income Central Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST J.P. Morgan Fixed Income Central Portfolio (the “Portfolio”) for

the period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at

www.prudential.com/variableinsuranceportfolios
.

You can also request this

information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Fixed Income Central Portfolio	$1	0.02%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT
ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 3,477,430,368
Number of portfolio holdings	1,277
Portfolio turnover rate for the period	23%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	4.2
AA	59.2
A	14.3
BBB	20.8
BB	1.3
B	0.2
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.

(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at

www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

JPMFICP_SAR

Advanced Series Trust
AST PGIM Fixed Income Central Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST PGIM Fixed Income Central Portfolio (the “Portfolio”) for the
period of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST PGIM Fixed Income Central Portfolio	$1	0.01%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 10,780,848,011
Number of portfolio holdings	3,210
Portfolio turnover rate for the period	72%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	20.1
AA	38.4
A	15.4
BBB	23.3
BB	2.9
B	1.0
CCC and Below	0.1
NR	2.7
Cash/Cash Equivalents	(3.9)
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

PGIMFICP_SAR

Advanced Series Trust
AST Target Maturity Central Portfolio
SEMIANNUAL SHAREHOLDER REPORT – JUNE 30, 2025
This
semiannual shareholder report
contains important information about the AST Target Maturity
Central
Portfolio (the “Portfolio”) for the period
of January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at
www.prudential.com/variableinsuranceportfolios
.
You can also request this
information by contacting us at (800) 346-3778.
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Target Maturity Central Portfolio	$3	0.05%
The table does not include charges charged under your variable annuity contract or variable life insurance policies (each, a Contract). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 6/30/2025?

Portfolio’s net assets	$ 366,988,111
Number of portfolio holdings	578
Portfolio turnover rate for the period	67%

WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 6/30/2025?

Credit Quality	% of Total Investments
AAA	28.4
AA	36.7
A	12.4
BBB	17.0
BB	1.3
B	0.3
NR	0.5
Cash/Cash Equivalents	3.4
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
www.prudential.com/variableinsuranceportfolios
, including the Portfolio’s prospectus, financial
information, portfolio holdings, and proxy voting information. You can also request this information by contacting us at (800) 346-3778.

TMCP_SAR

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

June 30, 2025

AST International Equity Portfolio AST Large-Cap Equity Portfolio (formerly, AST Large-Cap Core Portfolio) AST Large-Cap Growth Portfolio AST Large-Cap Value Portfolio AST Small-Cap Equity Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	June 30, 2025

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	AST International Equity Portfolio	A2
	AST Large-Cap Equity Portfolio	A16
	AST Large-Cap Growth Portfolio	A27
	AST Large-Cap Value Portfolio	A36
	AST Small-Cap Equity Portfolio	A48

Section B	Notes to Financial Statements	B1

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR — American Depositary Receipt

CITI — Citibank, N.A.

CVA — Certificate Van Aandelen (Bearer)

EAFE — Europe, Australasia, Far East

ETF — Exchange-Traded Fund

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

LP — Limited Partnership

MLP — Master Limited Partnership

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co International PLC

NYSE — New York Stock Exchange

OTC — Over-the-counter

PJSC — Public Joint-Stock Company

PRFC — Preference Shares

REITs — Real Estate Investment Trust

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depositary Receipts

WBC — Westpac Banking Corp.

XAMS — Amsterdam Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS — 92.0%
Australia — 5.9%
AGL Energy Ltd.	30,800	$197,503
ANZ Group Holdings Ltd.	186,294	3,572,520
Aristocrat Leisure Ltd.	59,014	2,528,443
BHP Group Ltd.	203,919	4,905,801
BlueScope Steel Ltd.	79,914	1,217,772
Brambles Ltd.	251,818	3,889,026
Coles Group Ltd.	172,492	2,365,231
Commonwealth Bank of Australia	64,114	7,803,204
Computershare Ltd.	99,755	2,616,981
Evolution Mining Ltd.	216,224	1,125,726
Fortescue Ltd.	265,872	2,672,607
Glencore PLC*	794,008	3,093,966
Insurance Australia Group Ltd.	217,836	1,295,040
JB Hi-Fi Ltd.	12,656	919,665
Medibank Private Ltd.	1,489,051	4,944,990
Mirvac Group, REIT	1,319,649	1,914,756
Northern Star Resources Ltd.	84,263	1,040,828
Orica Ltd.	57,556	739,046
Pro Medicus Ltd.	8,029	1,502,504
Qantas Airways Ltd.	863,386	6,099,453
QBE Insurance Group Ltd.	837,967	12,903,960
REA Group Ltd.	6,744	1,067,972
Rio Tinto Ltd.	36,819	2,606,427
Rio Tinto PLC	120,072	6,988,685
Scentre Group, REIT	765,410	1,797,731
Sonic Healthcare Ltd.	83,880	1,480,582
Stockland, REIT	167,394	591,591
Suncorp Group Ltd.	38,978	555,501
Technology One Ltd.	11,625	313,360
Telstra Group Ltd.	2,080,346	6,633,438
Vicinity Ltd., REIT	981,462	1,602,203
Washington H Soul Pattinson & Co. Ltd.	11,000	304,101

		91,290,613

Austria — 0.3%
Erste Group Bank AG	47,261	4,023,107
Raiffeisen Bank International AG	17,577	537,656

		4,560,763

Belgium — 0.5%
Anheuser-Busch InBev SA/NV	19,960	1,373,256
KBC Group NV	35,668	3,681,281
Solvay SA	20,287	702,678
UCB SA	10,636	2,092,716

		7,849,931

Brazil — 1.1%
Ambev SA	567,200	1,387,438
Embraer SA, ADR	53,492	3,044,230
MercadoLibre, Inc.*	2,119	5,538,282
NU Holdings Ltd. (Class A Stock)*	122,309	1,678,079
Petroleo Brasileiro SA, ADR	87,809	1,098,491
Pluxee NV	39,852	868,914
Vale SA	131,600	1,276,494
Yara International ASA	41,670	1,537,734

		16,429,662

	Shares	Value
COMMON STOCKS (continued)
Canada — 1.6%
Brookfield Corp.	40,520	$2,507,821
Cargojet, Inc.	5,467	380,713
Cenovus Energy, Inc.	381,543	5,191,843
CGI, Inc.	7,926	832,383
Colliers International Group, Inc.	6,082	795,763
Constellation Software, Inc.	960	3,520,082
Dollarama, Inc.	16,518	2,327,379
Finning International, Inc.	35,407	1,513,784
iA Financial Corp., Inc.	6,669	731,129
Kinross Gold Corp.	105,075	1,642,002
Manulife Financial Corp.	44,475	1,422,024
Royal Bank of Canada	5,304	699,034
Shopify, Inc. (Class A Stock)*(a)	27,690	3,194,041
Transcontinental, Inc. (Class A Stock)(a)	52,777	810,404

		25,568,402

China — 2.3%
Alibaba Group Holding Ltd.	103,500	1,465,141
Anhui Conch Cement Co. Ltd. (Class H Stock)	201,000	512,050
BOC Hong Kong Holdings Ltd.	841,500	3,663,254
BYD Co. Ltd. (Class H Stock)	300,968	4,686,082
China Construction Bank Corp. (Class H Stock)	1,926,000	1,949,009
China Pacific Insurance Group Co. Ltd. (Class H Stock)	283,200	974,312
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	143,300	558,478
JD.com, Inc. (Class A Stock)	51,450	840,297
Kingsoft Corp. Ltd.	117,600	614,642
Lenovo Group Ltd.	294,000	355,209
NetEase, Inc., ADR	6,802	915,413
PDD Holdings, Inc., ADR*	5,812	608,284
PetroChina Co. Ltd. (Class H Stock)	1,402,000	1,208,211
Prosus NV*	96,508	5,414,727
SITC International Holdings Co. Ltd.	145,000	464,869
Tencent Holdings Ltd.	71,500	4,607,146
Wilmar International Ltd.	889,900	2,008,753
Xiaomi Corp. (Class B Stock), 144A*	613,718	4,724,240
Yangzijiang Shipbuilding Holdings Ltd.	262,500	458,089

		36,028,206

Denmark — 1.3%
AP Moller - Maersk A/S (Class A Stock)	88	162,357
AP Moller - Maersk A/S (Class B Stock)	661	1,229,261
Carlsberg A/S (Class B Stock)	14,195	2,011,196
Danske Bank A/S	51,841	2,117,384
DSV A/S	4,305	1,032,573
Genmab A/S*	6,091	1,264,908
Novo Nordisk A/S (Class B Stock)	91,543	6,343,385
Novonesis Novozymes B	32,996	2,369,010
Pandora A/S	14,294	2,518,537
ROCKWOOL A/S (Class B Stock)	11,360	532,469

		19,581,080

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland — 1.2%
Fortum OYJ	9,726	$182,380
Kesko OYJ (Class B Stock)	51,712	1,275,434
Konecranes OYJ	2,315	183,954
Nokia OYJ	807,096	4,187,721
Nordea Bank Abp	515,702	7,651,838
Orion OYJ (Class B Stock)	37,641	2,831,864
Wartsila OYJ Abp	107,426	2,538,945

		18,852,136

France — 9.8%
Air Liquide SA	29,254	6,032,208
Airbus SE	24,304	5,084,415
Alstom SA*	196,651	4,590,019
Amundi SA, 144A	23,309	1,889,330
Arkema SA	20,748	1,532,107
AXA SA	275,562	13,531,483
BNP Paribas SA	183,597	16,468,964
Bouygues SA	6,700	303,006
Capgemini SE	13,342	2,284,636
Carrefour SA	101,660	1,434,040
Cie de Saint-Gobain SA	96,352	11,318,975
Cie Generale des Etablissements Michelin SCA	207,953	7,734,649
Covivio SA, REIT	12,927	819,625
Credit Agricole SA	128,514	2,431,265
Edenred SE	18,775	583,161
Eiffage SA	20,696	2,908,063
Engie SA	400,393	9,410,358
EssilorLuxottica SA	4,458	1,224,134
Hermes International SCA	1,432	3,881,960
Klepierre SA, REIT	74,316	2,938,403
Legrand SA	46,237	6,197,077
L’Oreal SA	6,584	2,820,279
LVMH Moet Hennessy Louis Vuitton SE	2,571	1,345,610
Orange SA	33,904	516,297
Publicis Groupe SA	19,935	2,251,554
Safran SA	50,633	16,512,647
Sartorius Stedim Biotech	1,152	275,630
Societe Generale SA	14,881	851,256
Teleperformance SE	3,175	308,379
Thales SA	12,544	3,703,924
TotalEnergies SE	172,154	10,522,510
Veolia Environnement SA	128,938	4,603,329
Vinci SA	49,492	7,298,604

		153,607,897

Germany — 9.4%
adidas AG	4,125	962,898
Allianz SE	24,271	9,849,986
Bayer AG	80,777	2,433,592
Continental AG	13,964	1,218,746
CTS Eventim AG & Co. KGaA	1,006	125,097
Deutsche Bank AG	146,095	4,331,049
Deutsche Boerse AG	9,772	3,192,410
Deutsche Post AG	56,307	2,608,132
Deutsche Telekom AG	396,646	14,518,672
E.ON SE	409,366	7,542,830
Fresenius Medical Care AG	47,470	2,727,397

	Shares	Value
COMMON STOCKS (continued)
Germany (cont’d.)
Friedrich Vorwerk Group SE	2,408	$166,393
GEAGroupAG	62,329	4,369,269
Heidelberg Materials AG	26,766	6,303,307
Henkel AG & Co. KGaA	3,087	223,886
Infineon Technologies AG	155,499	6,635,460
LANXESS AG	66,621	1,986,328
LEG Immobilien SE	5,658	503,627
Mercedes-Benz Group AG	83,770	4,880,454
MTU Aero Engines AG	1,062	471,797
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,313	13,839,266
Rheinmetall AG	4,903	10,383,077
RWE AG	13,243	553,401
SAP SE	48,514	14,834,585
Scout24 SE, 144A	24,449	3,375,156
Siemens AG	72,554	18,636,090
Siemens Energy AG*	64,560	7,545,833
Talanx AG	13,964	1,810,317
Vonovia SE(a)	7,343	260,334
Zalando SE, 144A*	21,682	715,448

		147,004,837

Greece — 0.2%
Hellenic Telecommunications Organization SA	46,939	892,548
National Bank of Greece SA	123,528	1,575,075

		2,467,623

Hong Kong — 1.5%
AIA Group Ltd.	1,079,824	9,781,525
CLP Holdings Ltd.	160,500	1,355,545
Futu Holdings Ltd., ADR	1,000	123,590
Hong Kong Exchanges & Clearing Ltd.	70,500	3,791,953
Prudential PLC	264,141	3,306,055
Techtronic Industries Co. Ltd.	105,000	1,158,568
WH Group Ltd., 144A	3,134,029	3,020,552

		22,537,788

Hungary — 0.0%
Richter Gedeon Nyrt	17,298	509,882

India — 0.5%
Eternal Ltd.*	455,890	1,404,050
Infosys Ltd.	28,824	538,509
Mahindra & Mahindra Ltd.	16,553	614,402
MakeMyTrip Ltd.*	16,560	1,623,211
Maruti Suzuki India Ltd.	3,235	467,948
Sun Pharmaceutical Industries Ltd.	82,617	1,615,005
Tata Consultancy Services Ltd.	55,088	2,224,480

		8,487,605

Indonesia — 0.1%
Astra International Tbk PT	3,448,000	956,181
Telkom Indonesia Persero Tbk PT	2,201,900	376,705

		1,332,886

Ireland — 0.8%
AerCap Holdings NV	10,400	1,216,800

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Ireland (cont’d.)
AIB Group PLC	809,734	$6,682,615
Cairn Homes PLC	1,052,483	2,662,019
Kingspan Group PLC	24,605	2,096,577

		12,658,011

Israel — 0.4%
Bank Hapoalim BM	51,727	993,576
Bank Leumi Le-Israel BM	133,311	2,480,324
Check Point Software Technologies Ltd.*	5,043	1,115,764
Elbit Systems Ltd.	702	312,694
Nice Ltd.*	1,800	305,124
Nova Ltd.*	1,525	432,313
Wix.com Ltd.*	7,670	1,215,388

		6,855,183

Italy — 2.4%
Brunello Cucinelli SpA	25,361	3,078,898
Buzzi SpA	2,263	125,506
Coca-Cola HBC AG*	20,940	1,093,961
Enel SpA	514,785	4,885,673
Eni SpA	137,481	2,220,885
Ferrari NV	11,205	5,489,452
Intesa Sanpaolo SpA	926,013	5,334,214
Italgas SpA	65,780	557,993
Leonardo SpA	6,212	350,524
Maire SpA	59,201	780,106
Moncler SpA	25,258	1,440,755
Poste Italiane SpA, 144A	59,578	1,280,085
Ryanair Holdings PLC, ADR	12,459	718,510
Terna - Rete Elettrica Nazionale	58,575	602,208
UniCredit SpA	135,663	9,100,733
Unipol Assicurazioni SpA	44,856	888,363

		37,947,866

Japan — 16.3%
Advantest Corp.	29,400	2,179,453
Aisin Corp.	51,300	656,250
Ajinomoto Co., Inc.	135,600	3,677,902
Asahi Group Holdings Ltd.	215,600	2,881,955
Asahi Kasei Corp.	249,900	1,778,980
Asics Corp.	222,600	5,676,385
Astellas Pharma, Inc.	12,100	118,471
Capcom Co. Ltd.	3,600	122,945
Central Japan Railway Co.	34,700	775,704
Chubu Electric Power Co., Inc.	95,500	1,181,758
Dai-ichi Life Holdings, Inc.	128,100	973,894
Daishi Hokuetsu Financial Group, Inc.	5,500	127,004
Daito Trust Construction Co. Ltd.	16,700	1,818,938
Daiwa House Industry Co. Ltd.	15,600	536,060
Daiwa Securities Group, Inc.	17,000	120,734
Disco Corp.	2,100	622,111
DTS Corp.	4,500	161,310
Electric Power Development Co. Ltd.	39,900	680,803
ENEOS Holdings, Inc.	294,600	1,460,283
FANUC Corp.	20,600	559,234
Fast Retailing Co. Ltd.	2,900	994,306
Food & Life Cos. Ltd.	23,200	1,128,155

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Fuji Electric Co. Ltd.	6,600	$303,943
Fuji Media Holdings, Inc.	14,000	322,971
Fujikura Ltd.	37,900	1,993,746
Fujitsu Ltd.	76,000	1,843,713
Hitachi Ltd.	246,000	7,149,831
Hokuhoku Financial Group, Inc.	15,000	284,205
Honda Motor Co. Ltd.	152,400	1,469,571
Hoya Corp.	89,694	10,652,249
Idemitsu Kosan Co. Ltd.	106,300	644,644
IHI Corp.	36,500	3,947,977
Iida Group Holdings Co. Ltd.	9,600	135,228
ITOCHU Corp.	147,400	7,718,604
JAFCO Group Co. Ltd.	15,600	266,902
Japan Post Holdings Co. Ltd.	126,500	1,171,671
Japan Tobacco, Inc.	15,300	450,729
JFE Holdings, Inc.	51,000	593,266
Kaneka Corp.	7,200	198,653
Kansai Electric Power Co., Inc. (The)	147,200	1,745,766
Kao Corp.(a)	129,000	5,779,923
Kawasaki Kisen Kaisha Ltd.	20,800	294,571
KDDI Corp.	286,400	4,917,656
Keyence Corp.	10,081	4,030,669
Kirin Holdings Co. Ltd.(a)	74,400	1,042,614
Komatsu Ltd.	72,300	2,385,433
Konami Group Corp.	23,000	3,636,340
Kose Corp.	9,800	384,638
Lasertec Corp.(a)	8,300	1,112,704
Makita Corp.	21,400	659,076
Marubeni Corp.	10,800	217,709
MatsukiyoCocokara & Co.	150,000	3,085,579
Medipal Holdings Corp.	22,800	369,770
Metaplanet, Inc.*(a)	144,400	1,648,822
MINEBEA MITSUMI, Inc.	126,500	1,849,903
Mitsubishi Chemical Group Corp.	332,200	1,746,051
Mitsubishi Corp.	384,700	7,687,031
Mitsubishi Electric Corp.	171,700	3,693,091
Mitsubishi Heavy Industries Ltd.	104,000	2,602,536
Mitsubishi UFJ Financial Group, Inc.	1,090,227	14,863,710
Mitsui & Co. Ltd.	38,500	784,629
Mitsui E&S Co. Ltd.	11,900	234,710
Mitsui Fudosan Co. Ltd.	479,100	4,638,206
Mitsui OSK Lines Ltd.	33,900	1,132,251
Mizuho Financial Group, Inc.	90,800	2,520,601
MonotaRO Co. Ltd.	18,200	358,283
NEC Corp.	243,000	7,089,538
Nidec Corp.	7,200	139,918
Nintendo Co. Ltd.	20,984	2,015,090
Nippon Building Fund, Inc., REIT	403	372,122
Nippon Steel Corp.	84,300	1,594,276
Nippon Yusen KK	28,500	1,025,286
Nitto Denko Corp.	79,900	1,542,987
Nomura Holdings, Inc.	664,300	4,377,539
North Pacific Bank Ltd.	48,000	192,090
Obic Co. Ltd.	24,600	956,573
Oki Electric Industry Co. Ltd.	54,500	607,792
Oracle Corp.	2,000	238,381
Oriental Land Co. Ltd.	6,000	138,191
ORIX Corp.	68,500	1,545,817
Osaka Gas Co. Ltd.	11,600	297,539

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Otsuka Holdings Co. Ltd.	7,600	$376,803
Pan Pacific International Holdings Corp.	40,500	1,393,001
Panasonic Holdings Corp.	167,200	1,788,927
Rakus Co. Ltd.	27,300	437,591
Recruit Holdings Co. Ltd.	69,776	4,103,292
Renesas Electronics Corp.	25,200	311,760
Resona Holdings, Inc.	347,600	3,210,372
Sanki Engineering Co. Ltd.	4,400	123,542
Sankyo Co. Ltd.	91,300	1,689,853
Sankyu, Inc.	21,500	1,153,225
SBI Holdings, Inc.	43,100	1,501,826
SCREEN Holdings Co. Ltd.	13,300	1,081,442
SCSK Corp.	16,700	503,132
Sekisui Chemical Co. Ltd.	76,200	1,380,034
Sekisui House Ltd.	14,000	308,131
Seven&i Holdings Co. Ltd.	134,800	2,169,650
SHIFT, Inc.*	24,300	294,293
Shionogi & Co. Ltd.	7,000	126,016
Simplex Holdings, Inc.	8,400	227,273
SMC Corp.	700	250,854
SoftBank Group Corp.	5,800	421,695
Sojitz Corp.	38,400	943,624
Sompo Holdings, Inc.	81,400	2,452,973
Sony Group Corp.	656,550	17,070,514
Subaru Corp.	44,600	773,203
Sugi Holdings Co. Ltd.	32,100	733,812
Sumitomo Corp.	76,800	1,981,956
Sumitomo Electric Industries Ltd.	138,300	2,965,624
Sumitomo Mitsui Financial Group, Inc.	255,800	6,441,290
Sumitomo Mitsui Trust Group, Inc.	24,000	638,338
Sumitomo Realty & Development Co. Ltd.	21,100	814,869
Suzuken Co. Ltd.	6,400	231,407
Suzuki Motor Corp.	346,900	4,182,306
Taisei Corp.	12,100	704,711
Takeda Pharmaceutical Co. Ltd.	112,000	3,457,777
Terumo Corp.	158,000	2,899,597
TIS, Inc.	9,000	301,587
Tohoku Electric Power Co., Inc.	16,500	120,472
Tokio Marine Holdings, Inc.	86,393	3,661,427
Tokyo Electron Ltd.	30,200	5,783,586
Tokyo Gas Co. Ltd.	34,200	1,137,564
TOPPAN Holdings, Inc.	22,000	597,675
Toyota Motor Corp.	114,600	1,973,755
Toyota Tsusho Corp.	222,700	5,044,433
Yamaha Corp.	68,900	497,937
Yamazaki Baking Co. Ltd.	127,900	2,863,048

		254,062,146

Luxembourg — 0.1%
ArcelorMittal SA	52,998	1,682,915

Macau — 0.0%
Galaxy Entertainment Group Ltd.	79,000	352,150

Mexico — 0.0%
Gruma SAB de CV (Class B Stock)	31,355	540,777

Netherlands — 4.5%
ABN AMRO Bank NV, 144A, CVA	152,623	4,167,515

	Shares	Value
COMMON STOCKS (continued)
Netherlands (cont’d.)
Adyen NV, 144A*	1,255	$2,304,854
Argenx SE*	7,219	3,996,315
ASM International NV	1,166	747,963
ASML Holding NV	20,283	16,253,515
ASR Nederland NV	74,276	4,935,312
Euronext NV, 144A	25,915	4,440,328
Heineken NV	31,413	2,740,560
ING Groep NV	484,313	10,615,022
JDE Peet’s NV	51,605	1,474,075
Koninklijke Ahold Delhaize NV	179,972	7,516,792
Koninklijke KPN NV	1,631,213	7,957,367
NN Group NV	20,807	1,384,479
Wolters Kluwer NV	13,060	2,184,130

		70,718,227

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	92,760	2,037,448
Xero Ltd.*	28,006	3,313,929

		5,351,377

Norway — 0.5%
Aker BP ASA	21,477	548,832
DNB Bank ASA	155,330	4,295,586
Equinor ASA	27,380	691,456
Kongsberg Gruppen ASA	75,155	2,914,656

		8,450,530

Peru — 0.1%
Credicorp Ltd.	5,446	1,217,290

Singapore — 1.9%
DBS Group Holdings Ltd.	288,184	10,173,495
Sea Ltd., ADR*	68,440	10,946,293
Sembcorp Industries Ltd.	28,600	154,071
Singapore Exchange Ltd.	132,300	1,549,131
Singapore Technologies Engineering Ltd.	370,100	2,269,337
STMicroelectronics NV	104,439	3,202,308
United Overseas Bank Ltd.	20,400	577,396

		28,872,031

South Africa — 0.1%
Anglo American PLC	37,371	1,101,618
AVI Ltd.	95,405	507,264
Valterra Platinum Ltd.*	4,341	190,678

		1,799,560

South Korea — 0.6%
Amorepacific Corp.	5,333	539,353
DB Insurance Co. Ltd.	11,576	1,056,340
Doosan Bobcat, Inc.*	21,382	919,072
Hugel, Inc.*	2,604	746,016
KB Financial Group, Inc.	15,972	1,312,519
Kia Corp.	5,168	369,793
Samsung Electronics Co. Ltd.	30,878	1,365,475
Samsung Fire & Marine Insurance Co. Ltd.	2,006	643,199
SK Hynix, Inc.	6,999	1,508,156

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
South Korea (cont’d.)
Woori Financial Group, Inc.	82,314	$1,369,642

		9,829,565

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA(a)	24,910	1,731,435
Amadeus IT Group SA	12,689	1,072,005
Banco Bilbao Vizcaya Argentaria SA	229,572	3,535,011
Banco Santander SA	1,137,389	9,418,579
CaixaBank SA	735,792	6,375,498
Iberdrola SA	524,628	10,092,810
Industria de Diseno Textil SA	94,003	4,903,831

		37,129,169

Sweden — 1.6%
Asmodee Group AB (Class B Stock)*	19,152	254,367
Atlas Copco AB (Class A Stock)	201,413	3,256,044
Atlas Copco AB (Class B Stock)	53,543	762,055
Boliden AB*	78,666	2,458,270
Epiroc AB (Class B Stock)	11,020	211,281
Essity AB (Class B Stock)	131,128	3,630,787
Industrivarden AB (Class A Stock)	3,575	129,964
Investor AB (Class B Stock)	6,846	202,870
Saab AB (Class B Stock)	8,398	469,560
Skanska AB (Class B Stock)	12,550	292,347
Svenska Handelsbanken AB (Class A Stock)	67,716	906,534
Swedbank AB (Class A Stock)	45,125	1,195,196
Swedish Orphan Biovitrum AB*	19,375	589,681
Tele2 AB (Class B Stock)	15,862	231,544
Telefonaktiebolaget LM Ericsson (Class B Stock)(a)	317,735	2,715,148
Telia Co. AB	393,246	1,414,437
Volvo AB (Class B Stock)	209,032	5,881,663

		24,601,748

Switzerland — 2.4%
ABB Ltd.	124,512	7,461,860
Avolta AG*	11,699	637,257
Cie Financiere Richemont SA (Class A Stock)	33,467	6,333,057
Galderma Group AG	24,899	3,619,212
Geberit AG	1,341	1,056,098
Logitech International SA	11,584	1,050,489
Lonza Group AG	8,463	6,052,428
On Holding AG (Class A Stock)*(a)	25,395	1,321,810
Sandoz Group AG	5,525	302,789
Schindler Holding AG	656	238,316
Schindler Holding AG (Part. Cert.)	3,303	1,229,939
Swiss Prime Site AG	2,025	304,001
UBS Group AG	173,165	5,879,258
Zurich Insurance Group AG	3,012	2,107,566

		37,594,080

Taiwan — 1.3%
Hon Hai Precision Industry Co. Ltd.	165,000	910,360
MediaTek, Inc.	60,000	2,570,920

	Shares	Value
COMMON STOCKS (continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	74,027	$16,766,375

		20,247,655

Thailand — 0.1%
Kasikornbank PCL	178,300	842,218

United Arab Emirates — 0.1%
Emaar Properties PJSC	252,547	936,859
Emirates NBD Bank PJSC	84,723	525,972

		1,462,831

United Kingdom — 11.8%
3i Group PLC	208,086	11,776,047
Admiral Group PLC	28,450	1,277,592
Ashtead Group PLC	25,228	1,617,772
AstraZeneca PLC	92,033	12,808,156
Barclays PLC	2,826,119	13,058,848
Beazley PLC	71,932	923,608
British American Tobacco PLC	60,470	2,875,129
Centrica PLC	370,721	822,546
CK Hutchison Holdings Ltd.	82,000	504,930
Coca-Cola Europacific Partners PLC(a)	48,109	4,460,667
Compass Group PLC	277,274	9,391,827
ConvaTec Group PLC, 144A	135,988	538,655
Currys PLC*	199,816	334,004
Diageo PLC	71,055	1,791,731
Halma PLC	43,776	1,924,136
Hikma Pharmaceuticals PLC	86,156	2,351,113
HSBC Holdings PLC	1,264,048	15,290,166
IG Group Holdings PLC	47,005	687,367
Imperial Brands PLC	202,258	7,991,247
InterContinental Hotels Group PLC	18,403	2,104,110
International Consolidated Airlines Group SA	507,389	2,390,423
JD Sports Fashion PLC	1,190,656	1,451,975
Kingfisher PLC	407,754	1,628,405
Lloyds Banking Group PLC	769,763	809,420
London Stock Exchange Group PLC	33,341	4,876,029
M&G PLC	140,458	496,480
NatWest Group PLC	1,651,421	11,597,853
Next PLC	61,280	10,466,255
Nomad Foods Ltd.	21,883	371,792
Phoenix Group Holdings PLC	130,625	1,181,782
Reckitt Benckiser Group PLC	33,918	2,310,732
RELX PLC	109,184	5,900,161
Rolls-Royce Holdings PLC	700,029	9,277,238
Safestore Holdings PLC, REIT	76,422	743,593
Sage Group PLC (The)	176,215	3,026,106
Segro PLC, REIT	272,898	2,554,638
Smiths Group PLC	82,779	2,553,265
SSE PLC	105,850	2,665,318
Standard Chartered PLC	129,650	2,145,519
TechnipFMC PLC	21,468	739,358
Tesco PLC	1,891,674	10,429,789
Unilever PLC (XAMS)	70,846	4,323,466
Unilever PLC (XLON)	78,459	4,788,929
United Utilities Group PLC	55,870	877,313
Vodafone Group PLC	2,002,603	2,143,689

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (cont’d.)
Wise PLC (Class A Stock)*	41,025	$586,058
WPP PLC	132,735	934,586

		183,799,823

United States — 8.6%
CRH PLC	56,854	5,248,176
CSL Ltd.	6,000	947,764
CyberArk Software Ltd.*	13,987	5,691,031
Ferguson Enterprises, Inc.	12,918	2,828,692
GSK PLC	228,077	4,348,623
Monday.com Ltd.*(a)	4,600	1,446,608
Nestle SA	158,904	15,799,248
Novartis AG	159,857	19,402,980
QIAGEN NV	12,575	605,859
Roche Holding AG	47,433	15,483,075
Sanofi SA	167,884	16,253,474
Schneider Electric SE	12,610	3,385,595
Shell PLC	766,372	26,738,377
Signify NV, 144A	21,540	584,865
Spotify Technology SA*	13,228	10,150,373
Stellantis NV	188,610	1,889,143
Swiss Re AG	15,220	2,632,864
Tenaris SA	52,397	982,165

		134,418,912

TOTAL COMMON STOCKS (cost $1,159,960,941)		1,436,543,375

PREFERRED STOCKS — 0.3%
Brazil — 0.0%
Gerdau SA (PRFC)	136,592	402,251

Germany — 0.3%
Bayerische Motoren Werke AG (PRFC) .	1,602	133,040
Henkel AG & Co. KGaA (PRFC)	35,622	2,799,304
Sartorius AG (PRFC)	5,797	1,476,483
Volkswagen AG (PRFC)	2,825	298,641

		4,707,468

TOTAL PREFERRED STOCKS (cost $5,412,817)		5,109,719

UNAFFILIATED EXCHANGE-TRADED FUNDS — 5.8%
United States
iShares Core MSCI EAFE ETF	524,901	43,818,735
iShares MSCI EAFE ETF(a)	186,686	16,687,862
iShares MSCI EAFE Growth ETF	124,176	13,907,712
iShares MSCI EAFE Value ETF	246,491	15,647,249

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $75,381,529)		90,061,558

TOTAL LONG-TERM INVESTMENTS (cost $1,240,755,287)		1,531,714,652

	Shares	Value

SHORT-TERM INVESTMENTS — 3.6%
AFFILIATED MUTUAL FUNDS — 3.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)	19,304,042	$19,304,042
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $34,618,143; includes $34,528,687 of cash collateral for securities on loan)(b)(wb)	34,644,034	34,619,783

TOTAL AFFILIATED MUTUAL FUNDS (cost $53,922,185)		53,923,825

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.0%
Federal Home Loan Bank
4.101%	07/01/25	727	726,913

(cost $727,000)
U.S. TREASURY OBLIGATIONS(n) — 0.1%
U.S. Treasury Bills
4.269%	09/18/25(k)	630	624,168
4.122%	10/02/25(h)	280	276,942

TOTAL U.S. TREASURY OBLIGATIONS (cost $901,241)			901,110

TOTAL SHORT-TERM INVESTMENTS (cost $55,550,426)			55,551,848

TOTAL INVESTMENTS—101.7% (cost $1,296,305,713)			1,587,266,500
Liabilities in excess of other assets(z) — (1.7)%			(26,360,555)

NET ASSETS — 100.0%			$1,560,905,945

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,747,412; cash collateral of $34,528,687 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
88	Mini MSCI EAFE Index	Sep. 2025	$11,799,480	$89,324

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/16/25	CITI	AUD	759	$469,121	$499,351	$30,230	$—
Expiring 07/16/25	MSI	AUD	1,810	1,169,971	1,191,595	21,624	—
British Pound,
Expiring 09/17/25	WBC	GBP	2,306	3,118,686	3,166,377	47,691	—
Canadian Dollar,
Expiring 07/16/25	CITI	CAD	125	89,065	91,946	2,881	—
Chinese Renminbi,
Expiring 08/20/25	CITI	CNH	5,175	724,202	725,786	1,584	—
Expiring 08/20/25	GSI	CNH	4,702	659,210	659,472	262	—
Czech Koruna,
Expiring 09/17/25	MSI	CZK	15,000	688,051	716,331	28,280	—
Danish Krone,
Expiring 09/17/25	MSI	DKK	10,369	1,594,504	1,646,708	52,204	—
Euro,
Expiring 09/17/25	MSI	EUR	5,226	6,059,041	6,187,844	128,803	—
Expiring 09/17/25	MSI	EUR	1,516	1,757,403	1,794,733	37,330	—
Expiring 09/17/25	MSI	EUR	1,207	1,393,675	1,428,729	35,054	—
Expiring 09/17/25	MSI	EUR	1,154	1,336,317	1,366,328	30,011	—
Expiring 09/17/25	MSI	EUR	827	955,336	979,365	24,029	—
Expiring 09/17/25	MSI	EUR	109	126,486	129,540	3,054	—
Hong Kong Dollar,
Expiring 08/20/25	CITI	HKD	35,720	4,614,675	4,572,651	—	(42,024)
Expiring 08/20/25	GSI	HKD	5,594	716,781	716,126	—	(655)
Israeli Shekel,
Expiring 07/16/25	MSI	ILS	8,981	2,437,006	2,666,547	229,541	—
Japanese Yen,
Expiring 08/20/25	MSI	JPY	1,058,173	7,360,889	7,390,831	29,942	—
Expiring 08/20/25	MSI	JPY	232,409	1,608,333	1,623,263	14,930	—
Expiring 08/20/25	MSI	JPY	74,051	509,250	517,208	7,958	—
Expiring 08/20/25	MSI	JPY	24,113	166,678	168,419	1,741	—
Expiring 08/20/25	WBC	JPY	71,444	487,660	499,000	11,340	—
New Zealand Dollar,
Expiring 07/16/25	WBC	NZD	913	542,065	556,507	14,442	—
Singapore Dollar,
Expiring 08/20/25	MSI	SGD	4,822	3,714,297	3,806,704	92,407	—
South Korean Won,
Expiring 08/20/25	MSI	KRW	2,028,868	1,475,701	1,504,236	28,535	—
Swedish Krona,
Expiring 09/17/25	CITI	SEK	6,329	663,492	672,388	8,896	—
Expiring 09/17/25	MSI	SEK	54,947	5,760,785	5,837,849	77,064	—
Swiss Franc,
Expiring 09/17/25	GSI	CHF	116	143,067	147,771	4,704	—

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 09/17/25	MSI	CHF	15,663	$19,320,805	$19,935,263	$614,458	$—
Expiring 09/17/25	MSI	CHF	1,404	1,736,877	1,787,118	50,241	—
Expiring 09/17/25	MSI	CHF	967	1,194,881	1,230,147	35,266	—
Expiring 09/17/25	MSI	CHF	22	26,565	27,365	800	—

				$72,620,875	$74,243,498	1,665,302	(42,679)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/16/25	GSI	AUD	257	$161,852	$168,930	$—	$(7,078)
Expiring 07/16/25	MSI	AUD	1,871	1,216,215	1,231,491	—	(15,276)
Expiring 07/16/25	WBC	AUD	1,384	882,130	911,340	—	(29,210)
Expiring 07/16/25	WBC	AUD	937	591,590	617,128	—	(25,538)
Expiring 07/16/25	WBC	AUD	168	107,609	110,733	—	(3,124)
British Pound,
Expiring 09/17/25	GSI	GBP	1,555	2,098,192	2,135,135	—	(36,943)
Expiring 09/17/25	MSI	GBP	7,339	9,911,563	10,078,682	—	(167,119)
Expiring 09/17/25	MSI	GBP	2,194	2,946,610	3,012,975	—	(66,365)
Expiring 09/17/25	MSI	GBP	1,165	1,568,936	1,600,218	—	(31,282)
Expiring 09/17/25	MSI	GBP	492	666,517	675,134	—	(8,617)
Expiring 09/17/25	MSI	GBP	453	609,417	621,849	—	(12,432)
Expiring 09/17/25	MSI	GBP	425	573,182	583,945	—	(10,763)
Expiring 09/17/25	MSI	GBP	212	285,217	291,286	—	(6,069)
Expiring 09/17/25	MSI	GBP	95	128,504	130,605	—	(2,101)
Expiring 09/17/25	MSI	GBP	45	61,045	62,212	—	(1,167)
Expiring 09/17/25	MSI	GBP	39	52,600	53,698	—	(1,098)
Canadian Dollar,
Expiring 07/16/25	MSI	CAD	5,153	3,619,148	3,787,286	—	(168,138)
Euro,
Expiring 09/17/25	CITI	EUR	2,460	2,821,160	2,912,637	—	(91,477)
Expiring 09/17/25	GSI	EUR	2,069	2,372,251	2,449,301	—	(77,050)
Expiring 09/17/25	GSI	EUR	628	743,233	743,256	—	(23)
Expiring 09/17/25	MSI	EUR	2,213	2,539,913	2,620,521	—	(80,608)
Expiring 09/17/25	MSI	EUR	2,110	2,439,236	2,498,914	—	(59,678)
Expiring 09/17/25	MSI	EUR	1,630	1,882,338	1,929,483	—	(47,145)
Expiring 09/17/25	MSI	EUR	1,246	1,440,379	1,475,619	—	(35,240)
Expiring 09/17/25	MSI	EUR	1,063	1,226,642	1,258,575	—	(31,933)
Expiring 09/17/25	MSI	EUR	1,037	1,197,835	1,228,380	—	(30,545)
Expiring 09/17/25	MSI	EUR	1,015	1,173,386	1,202,094	—	(28,708)
Expiring 09/17/25	MSI	EUR	845	979,703	1,000,679	—	(20,976)
Expiring 09/17/25	MSI	EUR	557	644,896	659,304	—	(14,408)
Expiring 09/17/25	MSI	EUR	512	593,104	606,375	—	(13,271)
Expiring 09/17/25	WBC	EUR	4,566	5,229,156	5,406,342	—	(177,186)
Expiring 09/17/25	WBC	EUR	773	886,125	914,951	—	(28,826)
Japanese Yen,
Expiring 08/20/25	MSI	JPY	144,430	1,004,686	1,008,773	—	(4,087)
Expiring 08/20/25	WBC	JPY	186,651	1,293,781	1,303,668	—	(9,887)
Expiring 08/20/25	WBC	JPY	137,697	964,453	961,746	2,707	—
Expiring 08/20/25	WBC	JPY	105,745	736,379	738,581	—	(2,202)
Norwegian Krone,
Expiring 09/17/25	MSI	NOK	4,630	456,624	459,546	—	(2,922)

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 08/20/25	GSI	KRW	1,069,942	$759,740	$793,273	$—	$(33,533)
Expiring 08/20/25	GSI	KRW	961,875	712,500	713,150	—	(650)
Swiss Franc,
Expiring 09/17/25	WBC	CHF	892	1,105,418	1,134,943	—	(29,525)

				$58,683,265	$60,092,758	2,707	(1,412,200)

						$1,668,009	$(1,454,879)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MSC	$—	$624,168

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$91,290,613	$—
Austria	—	4,560,763	—
Belgium	—	7,849,931	—
Brazil	14,023,014	2,406,648	—
Canada	25,568,402	—	—
China	1,523,697	34,504,509	—
Denmark	—	19,581,080	—
Finland	—	18,852,136	—
France	—	153,607,897	—
Germany	—	147,004,837	—
Greece	—	2,467,623	—
Hong Kong	123,590	22,414,198	—
Hungary	509,882	—	—
India	1,623,211	6,864,394	—
Indonesia	—	1,332,886	—
Ireland	1,216,800	11,441,211	—
Israel	2,331,152	4,524,031	—
Italy	718,510	37,229,356	—
Japan	—	254,062,146	—
Luxembourg	—	1,682,915	—
Macau	—	352,150	—
Mexico	540,777	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Netherlands	$—	$70,718,227	$—
New Zealand	—	5,351,377	—
Norway	—	8,450,530	—
Peru	1,217,290	—	—
Singapore	10,946,293	17,925,738	—
South Africa	697,942	1,101,618	—
South Korea	—	9,829,565	—
Spain	—	37,129,169	—
Sweden	—	24,601,748	—
Switzerland	1,321,810	36,272,270	—
Taiwan	16,766,375	3,481,280	—
Thailand	—	842,218	—
United Arab Emirates	525,972	936,859	—
United Kingdom	5,571,817	178,228,006	—
United States	17,288,012	117,130,900	—
Preferred Stocks
Brazil	402,251	—	—
Germany	—	4,707,468	—
Unaffiliated Exchange-Traded Funds
United States	90,061,558	—	—
Short-Term Investments
Affiliated Mutual Funds	53,923,825	—	—
U.S. Government Agency Obligation	—	726,913	—
U.S. Treasury Obligations	—	901,110	—

Total	$246,902,180	$1,340,364,320	$—

Other Financial Instruments*
Assets
Futures Contracts	$89,324	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,668,009	—

Total	$89,324	$1,668,009	$—

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(1,454,879)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Banks	13.5%
Insurance	6.5
Pharmaceuticals	6.1
Unaffiliated Exchange-Traded Funds	5.8
Semiconductors & Semiconductor Equipment	3.8
Aerospace & Defense	3.5
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	3.5
Capital Markets	3.3
Oil, Gas & Consumable Fuels	3.2
Machinery	2.5
Metals & Mining	2.2
Software	2.2

Diversified Telecommunication Services	2.1%
Trading Companies & Distributors	2.0
Electrical Equipment	2.0
Industrial Conglomerates	2.0
Food Products	2.0
Entertainment	1.8
Consumer Staples Distribution & Retail	1.8
Broadline Retail	1.8
Automobiles	1.7
Textiles, Apparel & Luxury Goods	1.7
Electric Utilities	1.5
Multi-Utilities	1.5
Household Durables	1.4

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

IT Services	1.4%
Hotels, Restaurants & Leisure	1.4
Chemicals	1.3
Beverages	1.2
Personal Care Products	1.2
Health Care Equipment & Supplies	1.1
Building Products	1.0
Professional Services	1.0
Construction & Engineering	0.9
Automobile Components	0.8
Construction Materials	0.8
Specialty Retail	0.7
Tobacco	0.7
Real Estate Management & Development	0.7
Passenger Airlines	0.6
Interactive Media & Services	0.6
Household Products	0.6
Life Sciences Tools & Services	0.5
Wireless Telecommunication Services	0.5
Biotechnology	0.5
Electronic Equipment, Instruments & Components	0.5
Technology Hardware, Storage & Peripherals	0.5
Financial Services	0.4
Communications Equipment	0.4
Retail REITs	0.4

Air Freight & Logistics	0.3%
Health Care Providers & Services	0.3
Commercial Services & Supplies	0.3
Marine Transportation	0.3
Media	0.2
Diversified REITs	0.2
Industrial REITs	0.2
Leisure Products	0.2
Gas Utilities	0.1
Energy Equipment & Services	0.1
Health Care Technology	0.1
Independent Power & Renewable Electricity Producers	0.1
U.S. Treasury Obligations	0.1
Water Utilities	0.1
Containers & Packaging	0.0	*
Ground Transportation	0.0	*
Specialized REITs	0.0	*
U.S. Government Agency Obligation	0.0	*
Office REITs	0.0	*

	101.7
Liabilities in excess of other assets	(1.7)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$89,324	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,668,009		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,454,879

		$1,757,333			$1,454,879

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts

Equity contracts	$359,685	$—
Foreign exchange contracts.	—	1,117,733

Total	$359,685	$1,117,733

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts

Equity contracts	$285,271	$—
Foreign exchange contracts	—	213,130

Total	$285,271	$213,130

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 9,323,898
Forward Foreign Currency Exchange Contracts - Purchased (2)	42,676,709
Forward Foreign Currency Exchange Contracts - Sold (2)	32,433,096

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$33,747,412	$(33,747,412)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
CITI	$43,591	$(133,501)	$(89,910)	$—	$(89,910)
GSI	4,966	(155,932)	(150,966)	55,107	(95,859)
MSI	1,543,272	(859,948)	683,324	—	683,324
WBC	76,180	(305,498)	(229,318)	—	(229,318)

	$1,668,009	$(1,454,879)	$213,130	$55,107	$268,237

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $33,747,412:
Unaffiliated investments (cost $1,242,383,528)	$1,533,342,675
Affiliated investments (cost $53,922,185)	53,923,825
Foreign currency, at value (cost $2,096,500)	2,113,846
Receivable for investments sold	48,970,292
Tax reclaim receivable	10,456,231
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,668,009
Dividends and interest receivable	1,566,567
Receivable for Portfolio shares sold	64,998
Receivable from affiliate	55,443
Due from broker-variation margin futures	6,160
Prepaid expenses and other assets	32,075

Total Assets	1,652,200,121

LIABILITIES
Payable for investments purchased	47,966,859
Payable to broker for collateral for securities on loan	34,528,687
Payable to affiliate	3,674,938
Payable for Portfolio shares purchased	2,419,505
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,454,879
Management fee payable	453,647
Foreign capital gains tax liability accrued	418,438
Accrued expenses and other liabilities	271,351
Distribution fee payable	63,468
Payable to custodian	41,448
Affiliated transfer agent fee payable	956

Total Liabilities	91,294,176

NET ASSETS	$1,560,905,945

Net assets were comprised of:
Partners’ Equity	$1,560,905,945

Net asset value and redemption price per share, $1,560,905,945 / 47,802,838 outstanding shares of beneficial interest	$32.65

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,833,177 foreign withholding tax, of which $269,738 is reimbursable by an affiliate)	$28,899,752
Affiliated dividend income	342,286
Income from securities lending, net (including affiliated income of $49,865)	77,199
Interest income	51,957

Total income	29,371,194

EXPENSES
Management fee	5,160,899
Distribution fee	1,835,098
Custodian and accounting fees	223,090
Professional fees	48,017
Audit fee	20,697
Trustees’ fees	15,316
Shareholders’ reports	5,604
Transfer agent’s fees and expenses (including affiliated expense of $3,137)	4,541
Miscellaneous	60,486

Total expenses	7,373,748
Less: Fee waiver and/or expense reimbursement	(80,198)

Net expenses	7,293,550

NET INVESTMENT INCOME (LOSS)	22,077,644

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(445)) (net of foreign capital gains taxes $(1,573,675))	98,728,554
Futures transactions	359,685
Forward currency contract transactions	1,117,733
Foreign currency transactions	(118,802)

100,087,170

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,640) (net of change in foreign capital gains taxes $906,609)	165,631,027
Futures	285,271
Forward currency contracts	213,130
Foreign currencies	935,119

167,064,547

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	267,151,717

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$289,229,361

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$22,077,644	$26,450,713
Net realized gain (loss) on investment and foreign currency transactions	100,087,170	64,475,438
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	167,064,547	(22,207,048)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	289,229,361	68,719,103

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,273,270 and 2,930,715 shares, respectively]	37,174,230	79,375,140
Portfolio shares issued in merger [7,466,229 and 0 shares, respectively]	199,348,312	—
Portfolio shares purchased [6,960,050 and 6,740,248 shares, respectively]	(200,907,691)	(181,507,686)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	35,614,851	(102,132,546)

TOTAL INCREASE (DECREASE)	324,844,212	(33,413,443)
NET ASSETS:
Beginning of period	1,236,061,733	1,269,475,176

End of period	$1,560,905,945	$1,236,061,733

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$26.86		$25.47	$21.63	$30.33	$26.96	$20.53

Income (Loss) From Investment Operations:
Net investment income (loss)	0.44		0.56	0.62	0.10	0.03	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.35		0.83	3.22	(8.80)	3.34	6.44

Total from investment operations	5.79		1.39	3.84	(8.70)	3.37	6.43

Net Asset Value, end of period	$32.65		$26.86	$25.47	$21.63	$30.33	$26.96

Total Return(b)	21.56%		5.46%	17.75%	(28.68)%	12.50%	31.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,561		$1,236	$1,269	$456	$770	$2,185
Average net assets (in millions)	$1,480		$1,293	$1,063	$548	$1,393	$1,944
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.99	%(d)	1.01%	0.99%	1.06%	1.07%	1.09%
Expenses before waivers and/or expense reimbursement .	1.00	%(d)	1.03%	1.05%	1.15%	1.10%	1.11%
Net investment income (loss)	3.01	%(d)	2.05%	2.60%	0.42%	0.11%	(0.03)%
Portfolio turnover rate(e)	49%		57%	109%	64%	27%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST LARGE-CAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 95.1%
Aerospace & Defense — 2.7%
Boeing Co. (The)*	35,741	$7,488,812
Curtiss-Wright Corp.	2,200	1,074,810
General Dynamics Corp.	7,800	2,274,948
General Electric Co.	18,010	4,635,594
HEICO Corp.	900	295,200
Howmet Aerospace, Inc.	53,205	9,903,046
Lockheed Martin Corp.	14,670	6,794,264
Mercury Systems, Inc.*	5,400	290,844
Northrop Grumman Corp.	28,405	14,201,932
RTX Corp.	26,604	3,884,716
V2X, Inc.*	10,510	510,260

		51,354,426

Air Freight & Logistics — 0.1%
FedEx Corp.	4,440	1,009,257
United Parcel Service, Inc. (Class B Stock)	11,030	1,113,368

		2,122,625

Automobile Components — 0.0%
Dana, Inc.	27,600	473,340

Automobiles — 1.1%
Ford Motor Co.	135,000	1,464,750
General Motors Co.	119,284	5,869,965
Tesla, Inc.*	41,618	13,220,374

		20,555,089

Banks — 2.9%
Bank of America Corp.	153,402	7,258,983
Citigroup, Inc.	19,500	1,659,840
Dime Community Bancshares, Inc.	8,550	230,337
Huntington Bancshares, Inc.	61,000	1,022,360
JPMorgan Chase & Co.	46,397	13,450,954
PNC Financial Services Group, Inc. (The)	11,800	2,199,756
Truist Financial Corp.	69,470	2,986,515
U.S. Bancorp	134,118	6,068,840
Wells Fargo & Co.	263,685	21,126,442

		56,004,027

Beverages — 0.5%
Coca-Cola Co. (The)	78,496	5,553,592
PepsiCo, Inc.	34,993	4,620,476

		10,174,068

Biotechnology — 2.7%
AbbVie, Inc.	126,978	23,569,656
ACADIA Pharmaceuticals, Inc.*	27,500	593,175
Amgen, Inc.(a)	29,521	8,242,559
Biogen, Inc.*	19,820	2,489,194
Exelixis, Inc.*	33,000	1,454,475
Gilead Sciences, Inc.	57,675	6,394,427
Natera, Inc.*	1,100	185,834
Regeneron Pharmaceuticals, Inc.	7,557	3,967,425
Vertex Pharmaceuticals, Inc.*	11,097	4,940,384

		51,837,129

	Shares	Value
COMMON STOCKS (continued)
Broadline Retail — 3.2%
Amazon.com, Inc.*	273,759	$60,059,987
eBay, Inc.	25,385	1,890,167

		61,950,154

Building Products — 1.2%
Carlisle Cos., Inc.	66	24,644
Carrier Global Corp.	129,181	9,454,757
Lennox International, Inc.(a)	1,730	991,705
Resideo Technologies, Inc.*	196,700	4,339,202
Trane Technologies PLC	17,084	7,472,713

		22,283,021

Capital Markets — 2.5%
Ameriprise Financial, Inc.	26,551	14,171,065
Bank of New York Mellon Corp. (The)	39,797	3,625,905
Blackstone, Inc.	19,191	2,870,590
CME Group, Inc.	5,766	1,589,225
Intercontinental Exchange, Inc.	18,327	3,362,455
Invesco Ltd.	18,200	287,014
Janus Henderson Group PLC	46,290	1,797,903
LPL Financial Holdings, Inc.	4,420	1,657,367
Moody’s Corp.	4,074	2,043,478
Morgan Stanley	55,919	7,876,750
Nasdaq, Inc.	32,500	2,906,150
Raymond James Financial, Inc.	4,700	720,839
S&P Global, Inc.	7,290	3,843,944
State Street Corp.	1,750	186,095
T. Rowe Price Group, Inc.(a)	6,000	579,000
WisdomTree, Inc.	66,800	768,868

		48,286,648

Chemicals — 0.7%
DuPont de Nemours, Inc.	25,460	1,746,301
Ecolab, Inc.	11,483	3,093,980
Linde PLC	8,392	3,937,359
Sherwin-Williams Co. (The)	12,762	4,381,960

		13,159,600

Commercial Services & Supplies — 0.6%
Cintas Corp.	7,794	1,737,049
CoreCivic, Inc.*	17,500	368,725
Deluxe Corp.	24,760	393,932
Rollins, Inc.	20,725	1,169,304
Veralto Corp.	11,550	1,165,973
Waste Management, Inc.	32,009	7,324,299

		12,159,282

Communications Equipment — 0.8%
Arista Networks, Inc.*	35,490	3,630,982
Cisco Systems, Inc.	119,006	8,256,636
Motorola Solutions, Inc.	3,646	1,532,997
NetScout Systems, Inc.*	45,160	1,120,420

		14,541,035

Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	1,778	953,382
EMCOR Group, Inc.	115	61,512

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (cont’d.)
Tutor Perini Corp.*	30,600	$1,431,468

		2,446,362

Construction Materials — 0.9%
CRH PLC	6,710	615,978
Vulcan Materials Co.	61,029	15,917,584

		16,533,562

Consumer Finance — 1.3%
American Express Co.	65,786	20,984,418
Capital One Financial Corp.	7,600	1,616,976
Green Dot Corp. (Class A Stock)*	92,330	995,318
Synchrony Financial	28,400	1,895,416

		25,492,128

Consumer Staples Distribution & Retail — 2.4%
Andersons, Inc. (The)	6,170	226,748
BJ’s Wholesale Club Holdings, Inc.*	15,691	1,691,961
Costco Wholesale Corp.	11,378	11,263,537
Dollar Tree, Inc.*	7,700	762,608
Kroger Co. (The)	34,368	2,465,217
SpartanNash Co.	14,480	383,575
Sprouts Farmers Market, Inc.*	4,100	675,024
Sysco Corp.(a)	24,981	1,892,061
Target Corp.(a)	47,190	4,655,293
United Natural Foods, Inc.*	8,400	195,804
Walmart, Inc.	220,871	21,596,766

		45,808,594

Containers & Packaging — 0.2%
Avery Dennison Corp.	4,180	733,465
Crown Holdings, Inc.	24,139	2,485,834
O-I Glass, Inc.*	18,400	271,216

		3,490,515

Diversified Consumer Services — 0.1%
Frontdoor, Inc.*	4,900	288,806
Perdoceo Education Corp.	31,500	1,029,735

		1,318,541

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	85,778	2,482,415
Verizon Communications, Inc.	55,426	2,398,283

		4,880,698

Electric Utilities — 1.8%
Constellation Energy Corp.	800	258,208
Entergy Corp.	81,494	6,773,781
NextEra Energy, Inc.	125,348	8,701,658
NRG Energy, Inc.	43,280	6,949,903
PG&E Corp.	210,553	2,935,109
Southern Co. (The)	87,918	8,073,510

		33,692,169

Electrical Equipment — 1.9%
Eaton Corp. PLC	63,299	22,597,110
Emerson Electric Co.(a)	42,075	5,609,859
GE Vernova, Inc.	4,800	2,539,920

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
nVent Electric PLC	19,900	$1,457,675
Rockwell Automation, Inc.	8,300	2,757,011
Vertiv Holdings Co. (Class A Stock)	18,880	2,424,381

		37,385,956

Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc.	2,100	243,180
CDW Corp.	3,620	646,496
Jabil, Inc.(a)	6,050	1,319,505
Zebra Technologies Corp. (Class A Stock)*	9,560	2,947,921

		5,157,102

Energy Equipment & Services — 0.8%
Baker Hughes Co.	411,666	15,783,274

Entertainment — 2.0%
Live Nation Entertainment, Inc.*(a)	6,710	1,015,089
Netflix, Inc.*	10,196	13,653,770
Walt Disney Co. (The)	179,146	22,215,895
Warner Bros Discovery, Inc.*	55,290	633,623
Warner Music Group Corp. (Class A Stock)	6,820	185,777

		37,704,154

Financial Services — 4.5%
Berkshire Hathaway, Inc. (Class A Stock)*	13	9,474,400
Berkshire Hathaway, Inc. (Class B Stock)*	7,056	3,427,593
Corpay, Inc.*	3,868	1,283,480
Equitable Holdings, Inc.	16,358	917,684
Fidelity National Information Services, Inc.	9,250	753,042
Global Payments, Inc.	36,000	2,881,440
Mastercard, Inc. (Class A Stock)	63,207	35,518,542
PayPal Holdings, Inc.*	35,060	2,605,659
Visa, Inc. (Class A Stock)(a)	85,413	30,325,886

		87,187,726

Food Products — 0.7%
Conagra Brands, Inc.	21,000	429,870
General Mills, Inc.	27,800	1,440,318
Hain Celestial Group, Inc. (The)*	257,590	391,537
Hershey Co. (The)	8,094	1,343,199
Hormel Foods Corp.	18,600	562,650
Ingredion, Inc.	5,630	763,541
McCormick & Co., Inc.	36,538	2,770,311
Mondelez International, Inc. (Class A Stock)	98,113	6,616,741

		14,318,167

Gas Utilities — 0.0%
Northwest Natural Holding Co.	10,000	397,200

Ground Transportation — 1.4%
Canadian Pacific Kansas City Ltd. (Canada)(a)	20,173	1,599,114
CSX Corp.	251,766	8,215,124
Old Dominion Freight Line, Inc.(a)	13,046	2,117,366

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (cont’d.)
Uber Technologies, Inc.*	81,300	$7,585,290
Union Pacific Corp.	35,628	8,197,290
XPO, Inc.*	975	123,133

		27,837,317

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	21,779	2,962,162
Avanos Medical, Inc.*	18,110	221,666
Dexcom, Inc.*	28,160	2,458,086
Edwards Lifesciences Corp.*	81,867	6,402,818
IDEXX Laboratories, Inc.*(a)	2,161	1,159,031
Insulet Corp.*	2,000	628,360
Medtronic PLC	94,407	8,229,458
STERIS PLC	11,390	2,736,106
Stryker Corp.	36,061	14,266,814

		39,064,501

Health Care Providers & Services — 0.8%
Alignment Healthcare, Inc.*	18,200	254,800
Cardinal Health, Inc.	27,400	4,603,200
Cencora, Inc.	3,829	1,148,126
Centene Corp.*	67,660	3,672,585
Cigna Group (The)	7,900	2,611,582
DaVita, Inc.*	2,621	373,361
Humana, Inc.	1,200	293,376
Labcorp Holdings, Inc.	5,600	1,470,056
McKesson Corp.	400	293,112

		14,720,198

Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	33,000	240,240

Hotels, Restaurants & Leisure — 2.8%
Bloomin’ Brands, Inc.	100,930	869,007
Booking Holdings, Inc.	880	5,094,531
Chipotle Mexican Grill, Inc.*	152,078	8,539,180
Darden Restaurants, Inc.	27,530	6,000,714
Expedia Group, Inc.	17,990	3,034,553
Las Vegas Sands Corp.(a)	32,360	1,407,984
Marriott International, Inc. (Class A Stock)	28,361	7,748,509
Marriott Vacations Worldwide Corp.	3,300	238,623
McDonald’s Corp.	44,123	12,891,417
Royal Caribbean Cruises Ltd.(a)	6,660	2,085,512
Starbucks Corp.(a)	15,064	1,380,314
Yum! Brands, Inc.	24,000	3,556,320

		52,846,664

Household Durables — 0.0%
NVR, Inc.*	120	886,279

Household Products — 0.6%
Clorox Co. (The)(a)	2,649	318,065
Colgate-Palmolive Co.	15,040	1,367,136
Kimberly-Clark Corp.	13,190	1,700,455
Procter & Gamble Co. (The)(a)	49,516	7,888,889

		11,274,545

Independent Power & Renewable Electricity Producers — 0.2%
Vistra Corp.	18,240	3,535,094

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates — 0.5%
3M Co.	23,866	$3,633,360
Honeywell International, Inc.	23,727	5,525,544

		9,158,904

Industrial REITs — 0.2%
Prologis, Inc.	40,541	4,261,670

Insurance — 2.3%
Allstate Corp. (The)	12,170	2,449,943
Aon PLC (Class A Stock)(a)	4,480	1,598,285
Arthur J. Gallagher & Co.	39,832	12,751,020
Chubb Ltd.	3,800	1,100,936
Genworth Financial, Inc. (Class A Stock)*	132,420	1,030,228
Heritage Insurance Holdings, Inc.*	8,500	211,990
Hippo Holdings, Inc.*	7,010	195,789
Horace Mann Educators Corp.	5,400	232,038
Kemper Corp.	6,310	407,247
Loews Corp.	3,520	322,643
MetLife, Inc.	14,000	1,125,880
Progressive Corp. (The)	26,650	7,111,819
Skyward Specialty Insurance Group, Inc.*	15,000	866,850
Travelers Cos., Inc. (The)(a)	53,856	14,408,634
Willis Towers Watson PLC	770	236,005

		44,049,307

Interactive Media & Services — 6.3%
Alphabet, Inc. (Class A Stock)	188,623	33,241,031
Alphabet, Inc. (Class C Stock)	71,941	12,761,614
Meta Platforms, Inc. (Class A Stock)	100,795	74,395,782

		120,398,427

IT Services — 0.9%
Cognizant Technology Solutions Corp. (Class A Stock)	60,600	4,728,618
Gartner, Inc.*	3,440	1,390,517
GoDaddy, Inc. (Class A Stock)*	5,520	993,931
International Business Machines Corp.	21,310	6,281,762
Snowflake, Inc. (Class A Stock)*	16,280	3,642,975

		17,037,803

Life Sciences Tools & Services — 0.3%
Danaher Corp.	9,970	1,969,474
Thermo Fisher Scientific, Inc.	5,695	2,309,095
Waters Corp.*(a)	2,640	921,465

		5,200,034

Machinery — 1.1%
Caterpillar, Inc.	13,157	5,107,679
Crane Co.	1,600	303,824
Deere & Co.	21,731	11,049,996
Dover Corp.	1,000	183,230
ESCO Technologies, Inc.	8,000	1,534,960
Illinois Tool Works, Inc.(a)	7,386	1,826,189
REV Group, Inc.	6,400	304,576
Tennant Co.	2,300	178,204

		20,488,658

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media — 0.1%
Charter Communications, Inc. (Class A Stock)*(a)	3,191	$1,304,513
Comcast Corp. (Class A Stock)	38,900	1,388,341

		2,692,854

Metals & Mining — 0.0%
Southern Copper Corp. (Mexico)	2,328	235,524

Multi-Utilities — 0.6%
Black Hills Corp.	10,700	600,270
CMS Energy Corp.	43,460	3,010,909
DTE Energy Co.	28,210	3,736,697
NiSource, Inc.	66,600	2,686,644
WEC Energy Group, Inc.	6,577	685,323

		10,719,843

Oil, Gas & Consumable Fuels — 2.4%
Cheniere Energy, Inc.	12,452	3,032,311
Chevron Corp.	32,472	4,649,666
Devon Energy Corp.	81,800	2,602,058
EOG Resources, Inc.	48,800	5,836,968
EQT Corp.	30,096	1,755,199
Exxon Mobil Corp.	169,173	18,236,849
Hallador Energy Co.*	33,600	531,888
Hess Corp.	15,510	2,148,755
Kinder Morgan, Inc.	94,340	2,773,596
Peabody Energy Corp.	18,400	246,928
Phillips 66	5,200	620,360
Targa Resources Corp.	11,460	1,994,957
Texas Pacific Land Corp.(a)	910	961,315
Valero Energy Corp.	9,890	1,329,414

		46,720,264

Passenger Airlines — 0.2%
Delta Air Lines, Inc.(a)	32,298	1,588,416
United Airlines Holdings, Inc.*	16,970	1,351,321

		2,939,737

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	120,556	5,580,537
Elanco Animal Health, Inc.*	81,480	1,163,535
Eli Lilly & Co.	36,861	28,734,255
Johnson & Johnson	58,200	8,890,050
Merck & Co., Inc.	72,568	5,744,483
Pfizer, Inc.	147,520	3,575,885
Zoetis, Inc.	6,912	1,077,926

		54,766,671

Professional Services — 0.7%
Automatic Data Processing, Inc.	26,238	8,091,799
Booz Allen Hamilton Holding Corp.	6,640	691,423
Broadridge Financial Solutions, Inc.	5,520	1,341,526
Paychex, Inc.(a)	8,403	1,222,300
Verisk Analytics, Inc.	5,540	1,725,710

		13,072,758

Real Estate Management & Development — 0.0%
Cushman & Wakefield PLC*	23,100	255,717

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Jones Lang LaSalle, Inc.*	750	$191,835

		447,552

Retail REITs — 0.0%
SITE Centers Corp.	36,030	407,499

Semiconductors & Semiconductor Equipment — 11.6%
Analog Devices, Inc.	24,800	5,902,896
ASML Holding NV (Netherlands)	9,457	7,578,745
Broadcom, Inc.	177,997	49,064,873
KLA Corp.(a)	3,210	2,875,325
Lam Research Corp.	30,300	2,949,402
Micron Technology, Inc.	38,837	4,786,660
NVIDIA Corp.	803,049	126,873,712
NXP Semiconductors NV (Netherlands)(a)	77,077	16,840,554
QUALCOMM, Inc.	19,400	3,089,644
Silicon Laboratories, Inc.*	2,400	353,664
Texas Instruments, Inc.	12,185	2,529,850

		222,845,325

Software — 10.8%
Adobe, Inc.*	9,549	3,694,317
AppLovin Corp. (Class A Stock)*	4,210	1,473,837
Autodesk, Inc.*	6,540	2,024,588
Fortinet, Inc.*(a)	12,870	1,360,616
Gen Digital, Inc.	65,030	1,911,882
Intuit, Inc.	20,458	16,113,334
Manhattan Associates, Inc.*	2,780	548,967
Microsoft Corp.	272,929	135,757,614
Oracle Corp.	121,857	26,641,596
Palantir Technologies, Inc. (Class A Stock)*	3,100	422,592
Palo Alto Networks, Inc.*(a)	10,901	2,230,781
Salesforce, Inc.	16,560	4,515,746
ServiceNow, Inc.*	2,200	2,261,776
Synopsys, Inc.*(a)	8,617	4,417,764
Verint Systems, Inc.*	59,440	1,169,185
Zoom Communications, Inc. (Class A Stock)*	43,190	3,367,956

		207,912,551

Specialized REITs — 0.3%
American Tower Corp.	14,522	3,209,653
Equinix, Inc.	1,500	1,193,205
Iron Mountain, Inc.	17,400	1,784,718
Public Storage	1,110	325,696

		6,513,272

Specialty Retail — 2.4%
Best Buy Co., Inc.(a)	12,360	829,727
Burlington Stores, Inc.*	3,066	713,274
Carvana Co.*	5,020	1,691,539
Chewy, Inc. (Class A Stock)*	6,940	295,783
Dick’s Sporting Goods, Inc.	3,150	623,101
Home Depot, Inc. (The)	27,681	10,148,962
Lowe’s Cos., Inc.	71,309	15,821,328
National Vision Holdings, Inc.*	12,000	276,120
Ross Stores, Inc.	16,473	2,101,625

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (cont’d.)
ThredUp, Inc. (Class A Stock)*	74,100	$555,009
TJX Cos., Inc. (The)	78,547	9,699,769
Tractor Supply Co.(a)	28,780	1,518,721
Ulta Beauty, Inc.*	3,186	1,490,475
Williams-Sonoma, Inc.	6,630	1,083,143

		46,848,576

Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	490,476	100,630,961
HP, Inc.	80,240	1,962,670
NetApp, Inc.	10,080	1,074,024

		103,667,655

Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.*(a)	7,130	734,889
G-III Apparel Group Ltd.*	10,200	228,480
Lululemon Athletica, Inc.*	3,107	738,161
NIKE, Inc. (Class B Stock)	159	11,295
Tapestry, Inc.	456	40,042

		1,752,867

Tobacco — 0.6%
Altria Group, Inc.	52,480	3,076,902
Philip Morris International, Inc.	45,200	8,232,276

		11,309,178

Trading Companies & Distributors — 0.8%
Ferguson Enterprises, Inc.	10,510	2,288,553
FTAI Aviation Ltd.	4,060	467,062
United Rentals, Inc.(a)	9,385	7,070,659
W.W. Grainger, Inc.	2,620	2,725,429
WESCO International, Inc.	14,500	2,685,400

		15,237,103

Water Utilities — 0.1%
American Water Works Co., Inc.	8,000	1,112,880

Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.	28,347	6,753,956

TOTAL COMMON STOCKS (cost $1,672,923,156)		1,823,452,298

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.4%
iShares Core S&P 500 ETF	100,968	62,691,031
SPDR S&P 500 ETF Trust	5,563	3,437,100

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $62,389,649)		66,128,131

TOTAL LONG-TERM INVESTMENTS (cost $1,735,312,805)		1,889,580,429

	Shares	Value

SHORT-TERM INVESTMENTS — 4.9%
AFFILIATED MUTUAL FUNDS — 4.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)	24,900,159	$24,900,159
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $67,668,775; includes $67,406,989 of cash collateral for securities on loan)(b)(wb)	67,716,177	67,668,775

TOTAL AFFILIATED MUTUAL FUNDS (cost $92,568,934)		92,568,934

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
4.269%	09/18/25	1,200	1,188,892

(cost $1,188,888)
TOTAL SHORT-TERM INVESTMENTS (cost $93,757,822)			93,757,826

TOTAL INVESTMENTS—103.4% (cost $1,829,070,627)			1,983,338,255
Liabilities in excess of other assets(z) — (3.4)%			(65,126,896)

NET ASSETS — 100.0%			$1,918,211,359

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $66,618,346; cash collateral of $67,406,989 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
39	S&P 500 E-Mini Index	Sep. 2025	$12,194,813	$415,190

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$204,000	$1,188,892

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$51,354,426	$—	$—
Air Freight & Logistics	2,122,625	—	—
Automobile Components	473,340	—	—
Automobiles	20,555,089	—	—
Banks	56,004,027	—	—
Beverages	10,174,068	—	—
Biotechnology	51,837,129	—	—
Broadline Retail	61,950,154	—	—
Building Products	22,283,021	—	—
Capital Markets	48,286,648	—	—
Chemicals	13,159,600	—	—
Commercial Services & Supplies	12,159,282	—	—
Communications Equipment	14,541,035	—	—
Construction & Engineering	2,446,362	—	—
Construction Materials	16,533,562	—	—
Consumer Finance	25,492,128	—	—
Consumer Staples Distribution & Retail	45,808,594	—	—
Containers & Packaging	3,490,515	—	—
Diversified Consumer Services	1,318,541	—	—
Diversified Telecommunication Services	4,880,698	—	—
Electric Utilities	33,692,169	—	—
Electrical Equipment	37,385,956	—	—
Electronic Equipment, Instruments & Components	5,157,102	—	—
Energy Equipment & Services	15,783,274	—	—
Entertainment	37,704,154	—	—
Financial Services	87,187,726	—	—
Food Products	14,318,167	—	—
Gas Utilities	397,200	—	—
Ground Transportation	27,837,317	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$39,064,501	$—	$—
Health Care Providers & Services	14,720,198	—	—
Hotel & Resort REITs	240,240	—	—
Hotels, Restaurants & Leisure	52,846,664	—	—
Household Durables	886,279	—	—
Household Products	11,274,545	—	—
Independent Power & Renewable Electricity Producers	3,535,094	—	—
Industrial Conglomerates	9,158,904	—	—
Industrial REITs	4,261,670	—	—
Insurance	44,049,307	—	—
Interactive Media & Services	120,398,427	—	—
IT Services	17,037,803	—	—
Life Sciences Tools & Services	5,200,034	—	—
Machinery	20,488,658	—	—
Media	2,692,854	—	—
Metals & Mining	235,524	—	—
Multi-Utilities	10,719,843	—	—
Oil, Gas & Consumable Fuels	46,720,264	—	—
Passenger Airlines	2,939,737	—	—
Pharmaceuticals	54,766,671	—	—
Professional Services	13,072,758	—	—
Real Estate Management & Development	447,552	—	—
Retail REITs	407,499	—	—
Semiconductors & Semiconductor Equipment	222,845,325	—	—
Software	207,912,551	—	—
Specialized REITs	6,513,272	—	—
Specialty Retail	46,848,576	—	—
Technology Hardware, Storage & Peripherals	103,667,655	—	—
Textiles, Apparel & Luxury Goods	1,752,867	—	—
Tobacco	11,309,178	—	—
Trading Companies & Distributors	15,237,103	—	—
Water Utilities	1,112,880	—	—
Wireless Telecommunication Services	6,753,956	—	—
Unaffiliated Exchange-Traded Funds	66,128,131	—	—
Short-Term Investments
Affiliated Mutual Funds	92,568,934	—	—
U.S. Treasury Obligation	—	1,188,892	—

Total	$1,982,149,363	$1,188,892	$—

Other Financial Instruments*
Assets
Futures Contracts	$415,190	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Semiconductors & Semiconductor Equipment	11.6%
Software	10.8
Interactive Media & Services	6.3
Technology Hardware, Storage & Peripherals	5.4
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	4.8
Financial Services	4.5
Unaffiliated Exchange-Traded Funds	3.4
Broadline Retail	3.2
Banks	2.9
Pharmaceuticals	2.9
Hotels, Restaurants & Leisure	2.8
Biotechnology	2.7
Aerospace & Defense	2.7
Capital Markets	2.5
Specialty Retail	2.4
Oil, Gas & Consumable Fuels	2.4
Consumer Staples Distribution & Retail	2.4
Insurance	2.3
Health Care Equipment & Supplies	2.0
Entertainment	2.0
Electrical Equipment	1.9
Electric Utilities	1.8
Ground Transportation	1.4
Consumer Finance	1.3
Building Products	1.2
Automobiles	1.1
Machinery	1.1
IT Services	0.9
Construction Materials	0.9
Energy Equipment & Services	0.8
Trading Companies & Distributors	0.8
Health Care Providers & Services	0.8
Communications Equipment	0.8
Food Products	0.7
Chemicals	0.7

Professional Services	0.7%
Commercial Services & Supplies	0.6
Tobacco	0.6
Household Products	0.6
Multi-Utilities	0.6
Beverages	0.5
Industrial Conglomerates	0.5
Wireless Telecommunication Services	0.4
Specialized REITs	0.3
Life Sciences Tools & Services	0.3
Electronic Equipment, Instruments & Components	0.3
Diversified Telecommunication Services	0.3
Industrial REITs	0.2
Independent Power & Renewable Electricity Producers	0.2
Containers & Packaging	0.2
Passenger Airlines	0.2
Media	0.1
Construction & Engineering	0.1
Air Freight & Logistics	0.1
Textiles, Apparel & Luxury Goods	0.1
Diversified Consumer Services	0.1
U.S. Treasury Obligation	0.1
Water Utilities	0.1
Household Durables	0.0	*
Automobile Components	0.0	*
Real Estate Management & Development	0.0	*
Retail REITs	0.0	*
Gas Utilities	0.0	*
Hotel & Resort REITs	0.0	*
Metals & Mining	0.0	*

	103.4
Liabilities in excess of other assets	(3.4)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instrumentsis equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$415,190*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$661,788

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$416,270

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$8,139,975

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$66,618,346	$(66,618,346)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $66,618,346:
Unaffiliated investments (cost $1,736,501,693)	$1,890,769,321
Affiliated investments (cost $92,568,934)	92,568,934
Tax reclaim receivable	4,384,964
Receivable for investments sold	1,474,800
Dividends receivable	1,046,309
Deposit with broker for centrally cleared/exchange-traded derivatives	204,000
Due from broker-variation margin futures	58,500
Receivable for Portfolio shares sold	19,089
Prepaid expenses and other assets	92,870

Total Assets	1,990,618,787

LIABILITIES
Payable to broker for collateral for securities on loan	67,406,989
Payable to affiliate	1,906,147
Payable for Portfolio shares purchased	1,396,714
Payable for investments purchased	902,001
Accrued expenses and other liabilities	358,406
Management fee payable	358,317
Distribution fee payable	77,898
Affiliated transfer agent fee payable	956

Total Liabilities	72,407,428

NET ASSETS	$1,918,211,359

Net assets were comprised of:
Partners’ Equity	$1,918,211,359

Net asset value and redemption price per share, $1,918,211,359 / 46,880,584 outstanding shares of beneficial interest	$40.92

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$11,149,743
Affiliated dividend income	539,051
Interest income	27,814
Affiliated income from securities lending, net	22,949

Total income	11,739,557

EXPENSES
Management fee	4,552,999
Distribution fee	2,042,019
Custodian and accounting fees	114,120
Audit fee	24,837
Professional fees	22,888
Trustees’ fees	15,264
Shareholders’ reports	5,318
Transfer agent’s fees and expenses (including affiliated expense of $3,911)	5,210
Miscellaneous	23,934

Total expenses	6,806,589
Less: Fee waiver and/or expense reimbursement	(11,715)

Net expenses	6,794,874

NET INVESTMENT INCOME (LOSS)	4,944,683

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,592))	42,789,503
Futures transactions	661,788
Foreign currency transactions	(4,706)

43,446,585

Net change in unrealized appreciation (depreciation) on:
Investments	(21,510,341)
Futures	416,270
Foreign currencies	167,169

(20,926,902)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	22,519,683

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,464,366

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,944,683	$2,097,404
Net realized gain (loss) on investment and foreign currency transactions	43,446,585	54,817,791
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(20,926,902)	36,513,827

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,464,366	93,429,022

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,826,137 and 824,174 shares, respectively]	68,965,213	29,692,227
Portfolio shares issued in merger [38,074,184 and 0 shares, respectively]	1,539,719,990	—
Portfolio shares purchased [4,514,476 and 2,185,956 shares, respectively]	(165,863,828)	(78,801,075)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,442,821,375	(49,108,848)

TOTAL INCREASE (DECREASE)	1,470,285,741	44,320,174
NET ASSETS:
Beginning of period	447,925,618	403,605,444

End of period	$1,918,211,359	$447,925,618

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST LARGE-CAP EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$38.97		$31.39	$25.50	$30.72	$24.03	$21.62

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.17	0.21	0.23	0.16	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.83		7.41	5.68	(5.45)	6.53	2.21

Total from investment operations	1.95		7.58	5.89	(5.22)	6.69	2.41

Net Asset Value, end of period	$40.92		$38.97	$31.39	$25.50	$30.72	$24.03

Total Return(b)	5.00%		24.15%	23.10%	(16.99)%	27.84%	11.15%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,918		$448	$404	$358	$749	$3,610
Average net assets (in millions)	$1,647		$441	$374	$473	$1,854	$2,675
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.83	%(d)	0.86%	0.83%	0.80%	0.80%	0.81%
Expenses before waivers and/or expense reimbursement	0.83	%(d)	0.90%	0.90%	0.89%	0.83%	0.82%
Net investment income (loss)	0.61	%(d)	0.48%	0.76%	0.86%	0.62%	0.96%
Portfolio turnover rate(e)	44%		73%	66%	58%	48%	127%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS — 94.5%
Aerospace & Defense — 2.1%
Airbus SE (France), ADR	191,853	$10,045,423
Axon Enterprise, Inc.*(a)	6,507	5,387,406
Boeing Co. (The)*	141,169	29,579,141
General Electric Co.	148,850	38,312,501
Howmet Aerospace, Inc.	173,622	32,316,263
RTX Corp.	156,087	22,791,824
TransDigm Group, Inc.(a)	21,335	32,442,854

		170,875,412

Automobiles — 2.0%
Tesla, Inc.*	514,721	163,506,273

Banks — 0.1%
Bank of America Corp.	214,684	10,158,847

Beverages — 0.4%
Coca-Cola Co. (The)	119,728	8,470,756
Monster Beverage Corp.*	223,027	13,970,411
PepsiCo, Inc.	64,453	8,510,374

		30,951,541

Biotechnology — 1.2%
AbbVie, Inc.	252,471	46,863,667
Argenx SE (Netherlands), ADR*	11,715	6,457,542
Natera, Inc.*	45,134	7,624,938
Neurocrine Biosciences, Inc.*(a)	44,133	5,547,077
Regeneron Pharmaceuticals, Inc.	19,063	10,008,075
Vertex Pharmaceuticals, Inc.*	42,141	18,761,173

		95,262,472

Broadline Retail — 7.0%
Amazon.com, Inc.*	2,412,555	529,290,441
Coupang, Inc. (South Korea)*	375,784	11,258,489
MercadoLibre, Inc. (Brazil)*	7,636	19,957,679

		560,506,609

Building Products — 0.7%
Owens Corning	41,220	5,668,574
Trane Technologies PLC	110,346	48,266,444

		53,935,018

Capital Markets — 1.4%
Ares Management Corp. (Class A Stock)(a)	31,082	5,383,402
Charles Schwab Corp. (The)	197,193	17,991,889
Goldman Sachs Group, Inc. (The)	24,988	17,685,257
KKR & Co., Inc.	21,351	2,840,324
LPL Financial Holdings, Inc.	11,112	4,166,667
Moody’s Corp.	11,076	5,555,611
Nasdaq, Inc.	197,800	17,687,276
S&P Global, Inc.	66,218	34,916,089
Tradeweb Markets, Inc. (Class A Stock)	35,541	5,203,202

		111,429,717

Chemicals — 0.6%
Linde PLC	39,902	18,721,220
Sherwin-Williams Co. (The)	88,110	30,253,450

		48,974,670

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies — 0.4%
Copart, Inc.*(a)	285,700	$14,019,299
Waste Connections, Inc.	83,500	15,591,120

		29,610,419

Communications Equipment — 0.6%
Arista Networks, Inc.*	298,989	30,589,564
Motorola Solutions, Inc.	49,300	20,728,678

		51,318,242

Construction & Engineering — 0.2%
Quanta Services, Inc.	35,560	13,444,525

Construction Materials — 0.2%
Martin Marietta Materials, Inc.(a)	12,904	7,083,780

Vulcan Materials Co.	41,000	10,693,620

		17,777,400

Consumer Finance — 0.3%
American Express Co.	40,804	13,015,660
Capital One Financial Corp.	32,946	7,009,591

		20,025,251

Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	51,369	50,852,228
US Foods Holding Corp.*	184,317	14,194,252
Walmart, Inc.	175,493	17,159,705

		82,206,185

Electric Utilities — 0.4%
Constellation Energy Corp.	40,878	13,193,783
NextEra Energy, Inc.	108,948	7,563,170
Southern Co. (The)	89,595	8,227,509

		28,984,462

Electrical Equipment — 0.3%
Eaton Corp. PLC	64,322	22,962,311

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	502,135	49,585,831

Energy Equipment & Services — 0.2%
Baker Hughes Co.	276,436	10,598,556
Schlumberger NV	124,724	4,215,671

		14,814,227

Entertainment — 3.6%
Live Nation Entertainment, Inc.*(a)	90,800	13,736,224
Netflix, Inc.*	143,052	191,565,225
Spotify Technology SA*	59,833	45,912,254
Walt Disney Co. (The)	272,921	33,844,933

		285,058,636

Financial Services — 5.5%
Affirm Holdings, Inc.*(a)	34,137	2,360,232
Block, Inc.*	436,838	29,674,405
Fidelity National Information Services, Inc.	80,158	6,525,663
Fiserv, Inc.*	70,617	12,175,077
Mastercard, Inc. (Class A Stock)	357,643	200,973,907
PayPal Holdings, Inc.*	255,364	18,978,653

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	482,343	$171,255,882

		441,943,819

Ground Transportation — 1.1%
Canadian Pacific Kansas City Ltd. (Canada)(a)	243,400	19,294,318
Uber Technologies, Inc.*	613,853	57,272,485
Union Pacific Corp.	65,336	15,032,507

		91,599,310

Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp.*	296,569	31,854,476
Dexcom, Inc.*	83,998	7,332,186
Edwards Lifesciences Corp.*	103,191	8,070,568
IDEXX Laboratories, Inc.*(a)	21,800	11,692,212
Intuitive Surgical, Inc.*	172,950	93,982,760
Sonova Holding AG (Switzerland), ADR	94,910	5,667,076
Stryker Corp.	115,629	45,746,301

		204,345,579

Health Care Providers & Services — 0.7%
Cigna Group (The)	55,188	18,244,049
UnitedHealth Group, Inc.	124,444	38,822,795

		57,066,844

Health Care REITs — 0.1%
Ventas, Inc.	133,164	8,409,307

Hotels, Restaurants & Leisure — 3.0%
Airbnb, Inc. (Class A Stock)*	139,979	18,524,821
Booking Holdings, Inc.	3,221	18,647,142
Cava Group, Inc.*	23,736	1,999,283
Chipotle Mexican Grill, Inc.*	836,159	46,950,328
DoorDash, Inc. (Class A Stock)*	197,472	48,678,823
DraftKings, Inc. (Class A Stock)*	339,100	14,543,999
Hilton Worldwide Holdings, Inc.	193,207	51,458,753
McDonald’s Corp.	35,814	10,463,776
Starbucks Corp.(a)	323,613	29,652,659

		240,919,584

Insurance — 0.7%
Arthur J. Gallagher & Co.	37,088	11,872,610
Marsh & McLennan Cos., Inc.	59,401	12,987,435
MetLife, Inc.	80,518	6,475,258
Progressive Corp. (The)	105,426	28,133,982

		59,469,285

Interactive Media & Services — 9.8%
Alphabet, Inc. (Class A Stock)	1,420,373	250,312,334
Alphabet, Inc. (Class C Stock)	393,268	69,761,810
Meta Platforms, Inc. (Class A Stock)	617,756	455,959,526
Pinterest, Inc. (Class A Stock)*	318,501	11,421,446

		787,455,116

IT Services — 0.7%
Accenture PLC (Ireland) (Class A Stock)	78,531	23,472,130
Shopify, Inc. (Canada) (Class A Stock)*	228,585	26,367,280

	Shares	Value
COMMON STOCKS (continued)
IT Services (cont’d.)
Snowflake, Inc. (Class A Stock)*	42,305	$9,466,590

		59,306,000

Life Sciences Tools & Services — 0.4%
Danaher Corp.	55,012	10,867,071
Lonza Group AG (Switzerland)	21,191	15,155,029
Thermo Fisher Scientific, Inc.	23,140	9,382,344

		35,404,444

Machinery — 0.1%
Ingersoll Rand, Inc.	91,910	7,645,074

Media — 0.1%
Trade Desk, Inc. (The) (Class A Stock)*	97,482	7,017,729

Oil, Gas & Consumable Fuels — 0.1%
EOG Resources, Inc.	55,106	6,591,229

Passenger Airlines — 0.1%
Delta Air Lines, Inc.(a)	117,520	5,779,634

Pharmaceuticals — 2.5%
AstraZeneca PLC (United Kingdom), ADR	58,845	4,112,089
Bristol-Myers Squibb Co.	167,450	7,751,260
Eli Lilly & Co.	199,778	155,732,944
Galderma Group AG (Switzerland)	21,361	3,104,943
Johnson & Johnson	54,875	8,382,156
Novo Nordisk A/S (Denmark), ADR(a)	249,006	17,186,394
Zoetis, Inc.	26,468	4,127,685

		200,397,471

Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	93,404	9,726,159
Dayforce, Inc.*(a)	111,546	6,178,533
Equifax, Inc.(a)	34,363	8,912,731

		24,817,423

Real Estate Management & Development — 0.4%
CBRE Group, Inc. (Class A Stock)*	140,700	19,714,884
CoStar Group, Inc.*	156,800	12,606,720

		32,321,604

Semiconductors & Semiconductor Equipment — 17.3%
Advanced Micro Devices, Inc.*	107,009	15,184,577
Analog Devices, Inc.	86,959	20,697,981
ASML Holding NV (Netherlands)	26,711	21,405,928
Broadcom, Inc.	1,198,720	330,427,168
Entegris, Inc.	130,740	10,544,181
First Solar, Inc.*(a)	32,043	5,304,398
Lam Research Corp.	234,714	22,847,061
Lattice Semiconductor Corp.*	95,959	4,701,032
Marvell Technology, Inc.	67,000	5,185,800
Microchip Technology, Inc.	62,674	4,410,370
NVIDIA Corp.	5,467,118	863,749,972
NXP Semiconductors NV (Netherlands)	38,241	8,355,276
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	212,231	48,068,199
Texas Instruments, Inc.	127,710	26,515,150

		1,387,397,093

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software — 17.7%
Adobe, Inc.*	20,433	$7,905,119
AppLovin Corp. (Class A Stock)*	60,357	21,129,779
Autodesk, Inc.*	30,438	9,422,692
Cadence Design Systems, Inc.*	208,284	64,182,715
Crowdstrike Holdings, Inc. (Class A Stock)*	78,340	39,899,345
Datadog, Inc. (Class A Stock)*	37,465	5,032,673
Dynatrace, Inc.*	96,144	5,308,110
Fair Isaac Corp.*	13,504	24,684,772
HubSpot, Inc.*	47,493	26,436,029
Intuit, Inc.	123,191	97,028,927
Microsoft Corp.	1,576,744	784,288,233
Nutanix, Inc. (Class A Stock)*	146,266	11,180,573
Oracle Corp.	325,702	71,208,228
Palantir Technologies, Inc. (Class A Stock)*	90,843	12,383,718
Palo Alto Networks, Inc.*(a)	121,199	24,802,163
Salesforce, Inc.	294,740	80,372,651
ServiceNow, Inc.*	103,072	105,966,262
Synopsys, Inc.*(a)	32,912	16,873,324
Workday, Inc. (Class A Stock)*	68,357	16,405,680

		1,424,510,993

Specialized REITs — 0.5%
American Tower Corp.	89,900	19,869,698
Equinix, Inc.	22,329	17,762,050

		37,631,748

Specialty Retail — 0.8%
Industria de Diseno Textil SA (Spain)	86,459	4,510,285
Lowe’s Cos., Inc.	137,773	30,567,696
O’Reilly Automotive, Inc.*	106,423	9,591,905
TJX Cos., Inc. (The)	179,994	22,227,459

		66,897,345

Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	2,364,290	485,081,379
Seagate Technology Holdings PLC(a)	159,190	22,975,893

		508,057,272

Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	28,398	6,628,943
NIKE, Inc. (Class B Stock)(a)	87,336	6,204,349

		12,833,292

Tobacco — 0.1%
Altria Group, Inc.	185,647	10,884,484

Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.	18,067	18,794,016

TOTAL COMMON STOCKS (cost $5,064,324,300)		7,598,883,743

UNAFFILIATED EXCHANGE-TRADED FUNDS — 5.1%
Invesco QQQ Trust, Series 1(a)	174,900	96,481,836
SPDR Portfolio S&P 500 Growth ETF	1,195,346	113,940,381
Technology Select Sector SPDR Fund(a)	247,589	62,696,962

	Shares	Value
UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
Vanguard Russell 1000 Growth ETF	1,264,784	$138,114,413

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $353,207,181)		411,233,592

TOTAL LONG-TERM INVESTMENTS (cost $5,417,531,481)		8,010,117,335

SHORT-TERM INVESTMENTS — 2.9%
AFFILIATED MUTUAL FUNDS — 2.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)	47,174,322	47,174,322
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $176,338,924; includes $175,571,011 of cash collateral for securities on loan)(b)(wb)	176,464,663	176,341,138

TOTAL AFFILIATED MUTUAL FUNDS (cost $223,513,246)		223,515,460

UNAFFILIATED FUND — 0.1%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (7-day effective yield 4.150%) (Institutional Shares)	11,384,501	11,384,501

(cost $11,384,501)
TOTAL SHORT-TERM INVESTMENTS (cost $234,897,747)		234,899,961

TOTAL INVESTMENTS—102.5% (cost $5,652,429,228)		8,245,017,296
Liabilities in excess of other assets(z) — (2.5)%		(199,819,143)

NET ASSETS — 100.0%		$8,045,198,153

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $173,941,140; cash collateral of $175,571,011 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
44	S&P 500 E-Mini Index	Sep. 2025	$13,758,250	$239,830

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

GS	$1,148,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$170,875,412	$—	$—
Automobiles	163,506,273	—	—
Banks	10,158,847	—	—
Beverages	30,951,541	—	—
Biotechnology	95,262,472	—	—
Broadline Retail	560,506,609	—	—
Building Products	53,935,018	—	—
Capital Markets	111,429,717	—	—
Chemicals	48,974,670	—	—
Commercial Services & Supplies	29,610,419	—	—
Communications Equipment	51,318,242	—	—
Construction & Engineering	13,444,525	—	—
Construction Materials	17,777,400	—	—
Consumer Finance	20,025,251	—	—
Consumer Staples Distribution & Retail	82,206,185	—	—
Electric Utilities	28,984,462	—	—
Electrical Equipment	22,962,311	—	—
Electronic Equipment, Instruments & Components	49,585,831	—	—
Energy Equipment & Services	14,814,227	—	—
Entertainment	285,058,636	—	—
Financial Services	441,943,819	—	—
Ground Transportation	91,599,310	—	—
Health Care Equipment & Supplies	204,345,579	—	—
Health Care Providers & Services	57,066,844	—	—
Health Care REITs	8,409,307	—	—
Hotels, Restaurants & Leisure	240,919,584	—	—
Insurance	59,469,285	—	—
Interactive Media & Services	787,455,116	—	—
IT Services	59,306,000	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Life Sciences Tools & Services	$20,249,415	$15,155,029	$—
Machinery	7,645,074	—	—
Media	7,017,729	—	—
Oil, Gas & Consumable Fuels	6,591,229	—	—
Passenger Airlines	5,779,634	—	—
Pharmaceuticals	197,292,528	3,104,943	—
Professional Services	24,817,423	—	—
Real Estate Management & Development	32,321,604	—	—
Semiconductors & Semiconductor Equipment	1,387,397,093	—	—
Software	1,424,510,993	—	—
Specialized REITs	37,631,748	—	—
Specialty Retail	62,387,060	4,510,285	—
Technology Hardware, Storage & Peripherals	508,057,272	—	—
Textiles, Apparel & Luxury Goods	6,204,349	6,628,943	—
Tobacco	10,884,484	—	—
Trading Companies & Distributors	18,794,016	—	—
Unaffiliated Exchange-Traded Funds	411,233,592	—	—
Short-Term Investments
Affiliated Mutual Funds	223,515,460	—	—
Unaffiliated Fund	11,384,501	—	—

Total	$8,215,618,096	$29,399,200	$—

Other Financial Instruments*
Assets
Futures Contracts	$239,830	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Software	17.7%
Semiconductors & Semiconductor Equipment	17.3
Interactive Media & Services	9.8
Broadline Retail	7.0
Technology Hardware, Storage & Peripherals	6.3
Financial Services	5.5
Unaffiliated Exchange-Traded Funds	5.1
Entertainment	3.6
Hotels, Restaurants & Leisure	3.0
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	2.8
Health Care Equipment & Supplies	2.5
Pharmaceuticals	2.5
Aerospace & Defense	2.1
Automobiles	2.0
Capital Markets	1.4
Biotechnology	1.2
Ground Transportation	1.1
Consumer Staples Distribution & Retail	1.0
Specialty Retail	0.8
Insurance	0.7
IT Services	0.7

Health Care Providers & Services	0.7%
Building Products	0.7
Communications Equipment	0.6
Electronic Equipment, Instruments & Components	0.6
Chemicals	0.6
Specialized REITs	0.5
Life Sciences Tools & Services	0.4
Real Estate Management & Development	0.4
Beverages	0.4
Commercial Services & Supplies	0.4
Electric Utilities	0.4
Professional Services	0.3
Electrical Equipment	0.3
Consumer Finance	0.3
Trading Companies & Distributors	0.2
Construction Materials	0.2
Energy Equipment & Services	0.2
Construction & Engineering	0.2
Textiles, Apparel & Luxury Goods	0.2
Unaffiliated Fund	0.1
Tobacco	0.1
Banks	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Health Care REITs	0.1%
Machinery	0.1
Media	0.1
Oil, Gas & Consumable Fuels	0.1
Passenger Airlines	0.1

102.5
Liabilities in excess of other assets	(2.5)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$239,830	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(227,299)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$255,473

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$16,829,867

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$173,941,140	$(173,941,140)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $173,941,140:
Unaffiliated investments (cost $5,428,915,982)	$8,021,501,836
Affiliated investments (cost $223,513,246)	223,515,460
Receivable for investments sold	2,651,363
Tax reclaim receivable	2,286,690
Dividends and interest receivable	1,921,071
Deposit with broker for centrally cleared/exchange-traded derivatives	1,148,000
Due from broker-variation margin futures	66,000
Prepaid expenses	11,194

Total Assets	8,253,101,614

LIABILITIES
Payable to broker for collateral for securities on loan	175,571,011
Payable for Portfolio shares purchased	23,807,277
Payable for investments purchased	4,953,443
Management fee payable	1,882,067
Accrued expenses and other liabilities	1,053,930
Distribution fee payable	326,567
Payable to affiliate	308,210
Affiliated transfer agent fee payable	956

Total Liabilities	207,903,461

NET ASSETS	$8,045,198,153

Net assets were comprised of:
Partners’ Equity	$8,045,198,153

Net asset value and redemption price per share, $8,045,198,153 / 79,820,282 outstanding shares of beneficial interest	$100.79

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $254,812 foreign withholding tax, of which $9,354 is reimbursable by an affiliate)	$22,891,835
Affiliated dividend income	1,174,874
Income from securities lending, net (including affiliated income of $107,360)	112,090
Interest income	17,950

Total income	24,196,749

EXPENSES
Management fee	22,942,598
Distribution fee	9,599,414
Custodian and accounting fees	276,610
Trustees’ fees	58,775
Professional fees	34,314
Audit fee	28,631
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	6,186
Shareholders’ reports	4,308
Miscellaneous	92,532

Total expenses	33,043,368

NET INVESTMENT INCOME (LOSS)	(8,846,619)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(50,123))	384,089,604
Futures transactions	(227,299)
Foreign currency transactions	15,319

383,877,624

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,214)	74,477,871
Futures	255,473
Foreign currencies	2,193

74,735,537

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	458,613,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$449,766,542

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(8,846,619)	$(19,770,478)
Net realized gain (loss) on investment and foreign currency transactions	383,877,624	1,077,831,166
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	74,735,537	558,624,776

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	449,766,542	1,616,685,464

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,353,208 and 7,648,971 shares, respectively]	119,707,565	630,042,383
Portfolio shares issued in merger [0 and 19,204,772 shares, respectively]	—	1,870,352,791
Portfolio shares purchased [11,205,809 and 14,816,138 shares, respectively]	(985,142,210)	(1,283,642,383)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(865,434,645)	1,216,752,791

TOTAL INCREASE (DECREASE)	(415,668,103)	2,833,438,255
NET ASSETS:
Beginning of period	8,460,866,256	5,627,428,001

End of period	$8,045,198,153	$8,460,866,256

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$ 94.35		$72.49	$50.47	$75.56	$64.52	$46.15

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.11)		(0.25)	(0.11)	(0.13)	(0.38)	(0.23)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.55		22.11	22.13	(24.96)	11.42	18.60

Total from investment operations	6.44		21.86	22.02	(25.09)	11.04	18.37

Net Asset Value, end of period	$100.79		$94.35	$72.49	$50.47	$75.56	$64.52

Total Return(b)	6.83%		30.16%	43.63%	(33.21)%	17.11%	39.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 8,045		$8,461	$5,627	$4,137	$2,783	$3,593
Average net assets (in millions)	$ 7,743		$6,644	$4,925	$3,503	$3,128	$2,993
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.86	%(d)	0.87%	0.87%	0.87%	0.88%	0.90%
Expenses before waivers and/or expense reimbursement	0.86	%(d)	0.92%	0.93%	0.93%	0.93%	0.94%
Net investment income (loss)	(0.23	)%(d)	(0.30)%	(0.17)%	(0.22)%	(0.54)%	(0.44)%
Portfolio turnover rate(e)	17%		46%	29%	64%	16%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 95.2%
Aerospace & Defense — 3.0%
Boeing Co. (The)*	66,306	$13,893,096
Curtiss-Wright Corp.	1,965	960,001
General Dynamics Corp.	17,506	5,105,800
Howmet Aerospace, Inc.	11,997	2,233,002
Huntington Ingalls Industries, Inc.(a)	14,794	3,572,159
L3Harris Technologies, Inc.(a)	6,900	1,730,796
Northrop Grumman Corp.	59,527	29,762,309
RTX Corp.	380,696	55,589,230
Textron, Inc.	51,966	4,172,350

		117,018,743

Air Freight & Logistics — 0.8%
FedEx Corp.	116,209	26,415,468
United Parcel Service, Inc. (Class B Stock)	41,464	4,185,376

		30,600,844

Automobile Components — 0.3%
Aptiv PLC (United Kingdom)*	50,772	3,463,666
Magna International, Inc. (Canada)(a)	161,960	6,253,275
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	3,700	66,526

		9,783,467

Automobiles — 1.1%
Ford Motor Co.(a)	406,790	4,413,671
General Motors Co.	754,865	37,146,907

		41,560,578

Banks — 9.2%
Bank of America Corp.	1,672,135	79,125,428
Citigroup, Inc.	648,945	55,238,198
Citizens Financial Group, Inc.	212,545	9,511,389
Comerica, Inc.(a)	44,425	2,649,951
East West Bancorp, Inc.	4,219	426,035
Fifth Third Bancorp	55,408	2,278,931
First Citizens BancShares, Inc. (Class A Stock)(a)	6,053	11,842,513
First Horizon Corp.	199,209	4,223,231
Huntington Bancshares, Inc.	50,300	843,028
JPMorgan Chase & Co.	370,269	107,344,686
KeyCorp	34,600	602,732
M&T Bank Corp.	5,800	1,125,142
PNC Financial Services Group, Inc. (The)	103,344	19,265,388
Regions Financial Corp.	31,400	738,528
Truist Financial Corp.	95,179	4,091,745
U.S. Bancorp	470,722	21,300,171
Wells Fargo & Co.(a)	425,438	34,086,093

		354,693,189

Beverages — 1.2%
Coca-Cola Co. (The)	434,500	30,740,875
Constellation Brands, Inc. (Class A Stock)	27,376	4,453,528
Keurig Dr. Pepper, Inc.	78,010	2,579,010

	Shares	Value
COMMON STOCKS (continued)
Beverages (cont’d.)
PepsiCo, Inc.	75,980	$10,032,399

		47,805,812

Biotechnology — 1.1%
AbbVie, Inc.	122,026	22,650,466
Biogen, Inc.*	5,400	678,186
Incyte Corp.*	4,495	306,109
Moderna, Inc.*	7,400	204,166
Regeneron Pharmaceuticals, Inc.	37,109	19,482,225
United Therapeutics Corp.*	3,022	868,372

		44,189,524

Broadline Retail — 1.2%
Amazon.com, Inc.*	195,248	42,835,459
eBay, Inc.	39,778	2,961,870

		45,797,329

Building Products — 0.9%
Builders FirstSource, Inc.*	12,173	1,420,467
Carrier Global Corp.	114,362	8,370,155
Johnson Controls International PLC	219,751	23,210,101
Owens Corning	9,300	1,278,936

		34,279,659

Capital Markets — 3.9%
Ameriprise Financial, Inc.	11,048	5,896,649
Bank of New York Mellon Corp. (The)	38,125	3,473,569
Blackrock, Inc.(a)	15,672	16,443,846
Charles Schwab Corp. (The)	567,560	51,784,174
CME Group, Inc.	66,680	18,378,342
Goldman Sachs Group, Inc. (The)	34,907	24,705,429
Intercontinental Exchange, Inc.	6,724	1,233,652
Jefferies Financial Group, Inc.	7,100	388,299
Morgan Stanley	41,700	5,873,862
Northern Trust Corp.	19,643	2,490,536
Raymond James Financial, Inc.	20,404	3,129,362
State Street Corp.	139,191	14,801,571

		148,599,291

Chemicals — 3.6%
Air Products & Chemicals, Inc.(a)	126,425	35,659,435
Axalta Coating Systems Ltd.*	77,010	2,286,427
CF Industries Holdings, Inc.	15,804	1,453,968
Chemours Co. (The)	147,687	1,691,016
Corteva, Inc.	317,321	23,649,934
Dow, Inc.(a)	94,024	2,489,756
DuPont de Nemours, Inc.	146,308	10,035,266
Eastman Chemical Co.	72,100	5,382,986
FMC Corp.(a)	170,368	7,112,864
International Flavors & Fragrances, Inc.	8,741	642,901
Linde PLC	23,263	10,914,534
LyondellBasell Industries NV (Class A Stock)(a)	18,600	1,076,196
Olin Corp.(a)	164,787	3,310,571
PPG Industries, Inc.	118,600	13,490,750
Sherwin-Williams Co. (The)	55,326	18,996,735
Westlake Corp.	3,200	242,976

		138,436,315

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies — 0.3%
Clean Harbors, Inc.*	4,522	$1,045,396
Veralto Corp.	123,005	12,417,355

		13,462,751

Communications Equipment — 2.2%
Cisco Systems, Inc.	565,507	39,234,876
F5, Inc.*(a)	54,700	16,099,304
Motorola Solutions, Inc.	44,882	18,871,086
Telefonaktiebolaget LM Ericsson (Sweden), ADR	1,030,842	8,741,540

		82,946,806

Construction & Engineering — 0.0%
Quanta Services, Inc.	801	302,842

Construction Materials — 1.2%
Amrize Ltd.*(a)	49,665	2,460,901
CRH PLC	206,163	18,925,763
Martin Marietta Materials, Inc.(a)	41,882	22,991,543
Vulcan Materials Co.	11,026	2,875,801

		47,254,008

Consumer Finance — 2.3%
Ally Financial, Inc.	64,641	2,517,767
American Express Co.	86,095	27,462,583
Capital One Financial Corp.	250,434	53,282,338
SoFi Technologies, Inc.*	36,300	661,023
Synchrony Financial	38,769	2,587,443

		86,511,154

Consumer Staples Distribution & Retail — 1.8%
BJ’s Wholesale Club Holdings, Inc.*	105,965	11,426,206
Casey’s General Stores, Inc.(a)	3,794	1,935,964
Dollar General Corp.	11,700	1,338,246
Dollar Tree, Inc.*	11,500	1,138,960
Kroger Co. (The)	65,928	4,729,015
Performance Food Group Co.*	69,831	6,108,118
Target Corp.(a)	118,387	11,678,878
US Foods Holding Corp.*	23,845	1,836,303
Walmart, Inc.	295,700	28,913,546

		69,105,236

Containers & Packaging — 0.6%
Amcor PLC	158,600	1,457,534
Ball Corp.(a)	244,493	13,713,612
International Paper Co.(a)	46,958	2,199,043
Packaging Corp. of America	9,135	1,721,491
Silgan Holdings, Inc.	52,048	2,819,961
Smurfit WestRock PLC(a)	35,739	1,542,138

		23,453,779

Distributors — 0.0%
Genuine Parts Co.	7,700	934,087

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	367,545	10,636,752
Verizon Communications, Inc.	440,450	19,058,272

		29,695,024

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities — 2.2%
Edison International	246,998	$12,745,097
NextEra Energy, Inc.	405,131	28,124,194
NRG Energy, Inc.	114,301	18,354,454
PPL Corp.(a)	504,838	17,108,960
Southern Co. (The)	101,011	9,275,840

		85,608,545

Electrical Equipment — 0.4%
AMETEK, Inc.	15,653	2,832,567
Emerson Electric Co.(a)	109,312	14,574,569

		17,407,136

Electronic Equipment, Instruments & Components — 0.8%
Coherent Corp.*	5,200	463,892
Corning, Inc.	158,678	8,344,876
Flex Ltd.*	33,675	1,681,056
Jabil, Inc.(a)	13,281	2,896,586
Keysight Technologies, Inc.*	11,729	1,921,914
Ralliant Corp.*	4,047	196,255
TD SYNNEX Corp.(a)	33,433	4,536,858
TE Connectivity PLC (Switzerland)	55,578	9,374,341
Teledyne Technologies, Inc.*	1,601	820,209
Trimble, Inc.*	8,216	624,252

		30,860,239

Energy Equipment & Services — 0.6%
Baker Hughes Co.(a)	197,509	7,572,495
Halliburton Co.(a)	49,200	1,002,696
NOV, Inc.	445,384	5,536,123
Schlumberger NV(a)	167,297	5,654,639
TechnipFMC PLC (United Kingdom)	44,607	1,536,265

		21,302,218

Entertainment — 0.7%
Electronic Arts, Inc.	3,404	543,619
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	800	75,968
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	7,433	776,748
Take-Two Interactive Software, Inc.*	5,254	1,275,934
Walt Disney Co. (The)	166,939	20,702,105
Warner Bros Discovery, Inc.*	323,271	3,704,686

		27,079,060

Financial Services — 3.0%
Apollo Global Management, Inc.	110,800	15,719,196
Berkshire Hathaway, Inc. (Class B Stock)*(a)	84,220	40,911,549
Block, Inc.*	18,000	1,222,740
Corebridge Financial, Inc.	149,594	5,310,587
Corpay, Inc.*	16,798	5,573,912
Euronet Worldwide, Inc.*(a)	29,889	3,030,147
Fidelity National Information Services, Inc.	112,236	9,137,133
Fiserv, Inc.*	12,572	2,167,539
Global Payments, Inc.	8,900	712,356
MGIC Investment Corp.(a)	122,817	3,419,225
PayPal Holdings, Inc.*	11,766	874,449

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	66,050	$23,451,053
WEX, Inc.*	18,952	2,783,859

		114,313,745

Food Products — 0.6%
Archer-Daniels-Midland Co.	9,100	480,298
Conagra Brands, Inc.	67,331	1,378,266
General Mills, Inc.(a)	80,875	4,190,134
Hershey Co. (The)	15,391	2,554,136
Hormel Foods Corp.	23,138	699,925
Kraft Heinz Co. (The)(a)	231,074	5,966,331
McCormick & Co., Inc. (XLON)	17,171	1,301,905
McCormick & Co., Inc. (NYSE)(a)	1,200	90,611
Mondelez International, Inc. (Class A Stock)(a)	66,775	4,503,306
The Campbell’s Co.(a)	23,970	734,680
Tyson Foods, Inc. (Class A Stock)	10,400	581,776

		22,481,368

Ground Transportation — 0.9%
CSX Corp.	99,118	3,234,221
J.B. Hunt Transport Services, Inc.	5,600	804,160
Norfolk Southern Corp.	27,069	6,928,852
Saia, Inc.*	13,974	3,828,736
XPO, Inc.*(a)	164,601	20,787,460

		35,583,429

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	36,900	5,018,769
Align Technology, Inc.*	17,005	3,219,557
Baxter International, Inc.	17,415	527,326
Becton, Dickinson & Co.	150,567	25,935,166
Cooper Cos., Inc. (The)*	6,720	478,195
Edwards Lifesciences Corp.*	31,196	2,439,839
GE HealthCare Technologies, Inc.	126,866	9,396,965
Hologic, Inc.*(a)	16,900	1,101,204
Medtronic PLC	171,891	14,983,738
STERIS PLC	6,682	1,605,150
Zimmer Biomet Holdings, Inc.(a)	33,071	3,016,406

		67,722,315

Health Care Providers & Services — 5.6%
Centene Corp.*	9,200	499,376
Cigna Group (The)	67,008	22,151,505
CVS Health Corp.	408,500	28,178,330
Elevance Health, Inc.(a)	39,004	15,170,996
HCA Healthcare, Inc.(a)	11,506	4,407,949
Humana, Inc.	59,995	14,667,577
Labcorp Holdings, Inc.	22,204	5,828,772
McKesson Corp.	75,023	54,975,354
Molina Healthcare, Inc.*	3,000	893,700
Quest Diagnostics, Inc.(a)	37,696	6,771,332
Tenet Healthcare Corp.*	4,839	851,664
UnitedHealth Group, Inc.	189,136	59,004,758

		213,401,313

Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.*	132,990	3,739,679

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Flutter Entertainment PLC (United Kingdom)*	1,934	$552,660
Hilton Worldwide Holdings, Inc.	57,100	15,208,014
Hyatt Hotels Corp. (Class A Stock)	1,122	156,687
Starbucks Corp.(a)	79,143	7,251,873

		26,908,913

Household Durables — 1.0%
D.R. Horton, Inc.	30,263	3,901,506
Garmin Ltd.	6,800	1,419,296
Lennar Corp. (Class A Stock)(a)	16,690	1,846,081
Lennar Corp. (Class B Stock)	1,000	105,250
Mohawk Industries, Inc.*(a)	39,863	4,179,237
NVR, Inc.*	11	81,242
PulteGroup, Inc.	242,573	25,581,749
Toll Brothers, Inc.	7,612	868,757

		37,983,118

Household Products — 0.9%
Procter & Gamble Co. (The)	206,660	32,925,071

Industrial Conglomerates — 0.5%
3M Co.	26,074	3,969,506
Honeywell International, Inc.	73,900	17,209,832

		21,179,338

Industrial REITs — 0.3%
Prologis, Inc.	106,600	11,205,792

Insurance — 3.9%
Aflac, Inc.(a)	18,373	1,937,616
Allstate Corp. (The)	108,300	21,801,873
American International Group, Inc.	323,715	27,706,767
Arch Capital Group Ltd.	61,291	5,580,545
Chubb Ltd.	13,096	3,794,173
Cincinnati Financial Corp.	5,205	775,129
Everest Group Ltd.	1,400	475,790
Fidelity National Financial, Inc.	18,297	1,025,730
Hartford Insurance Group, Inc. (The)	62,960	7,987,735
Loews Corp.	11,415	1,046,299
Markel Group, Inc.*	890	1,777,650
Marsh & McLennan Cos., Inc.	82,061	17,941,817
MetLife, Inc.	53,993	4,342,117
Oscar Health, Inc. (Class A Stock)*(a)	165,731	3,553,273
Principal Financial Group, Inc.	7,900	627,497
Progressive Corp. (The)	66,950	17,866,277
Reinsurance Group of America, Inc.	1,463	290,201
RenaissanceRe Holdings Ltd. (Bermuda)	3,790	920,591
Travelers Cos., Inc. (The)	105,632	28,260,785
Unum Group	11,897	960,802
W.R. Berkley Corp.	26,100	1,917,567

		150,590,234

Interactive Media & Services — 1.8%
Alphabet, Inc. (Class A Stock)	268,397	47,299,603
Alphabet, Inc. (Class C Stock)	5,539	982,563
Meta Platforms, Inc. (Class A Stock)	28,406	20,966,185

		69,248,351

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services — 0.8%
Accenture PLC (Ireland) (Class A Stock)	60,300	$18,023,067
Akamai Technologies, Inc.*	8,100	646,056
Amdocs Ltd.	33,336	3,041,576
Cognizant Technology Solutions Corp. (Class A Stock)	84,890	6,623,967
EPAM Systems, Inc.*	784	138,627
Okta, Inc.*	5,500	549,835
Twilio, Inc. (Class A Stock)*	5,300	659,108

		29,682,236

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	930	109,749
Avantor, Inc.*	24,600	331,116
Danaher Corp.	11,727	2,316,552
ICON PLC*	1,400	203,630
IQVIA Holdings, Inc.*	18,834	2,968,050
Revvity, Inc.(a)	4,085	395,101
Thermo Fisher Scientific, Inc.	104,989	42,568,840

		48,893,038

Machinery — 4.0%
AGCO Corp.	69,519	7,171,580
CNH Industrial NV(a)	382,263	4,954,128
Cummins, Inc.	29,740	9,739,850
Deere & Co.	58,273	29,631,238
Dover Corp.	9,871	1,808,663
Fortive Corp.	12,142	632,962
Gates Industrial Corp. PLC*	234,050	5,390,172
IDEX Corp.	5,170	907,697
Illinois Tool Works, Inc.(a)	41,388	10,233,183
Ingersoll Rand, Inc.(a)	193,149	16,066,134
Middleby Corp. (The)*(a)	14,624	2,105,856
Nordson Corp.(a)	2,703	579,442
Otis Worldwide Corp.	237,475	23,514,775
PACCAR, Inc.	92,831	8,824,515
Parker-Hannifin Corp.	28,981	20,242,359
Pentair PLC	12,000	1,231,920
Snap-on, Inc.	5,669	1,764,079
Stanley Black & Decker, Inc.(a)	56,581	3,833,363
Westinghouse Air Brake Technologies Corp.	11,649	2,438,718
Xylem, Inc.	10,119	1,308,994

		152,379,628

Media — 2.0%
Charter Communications, Inc. (Class A Stock)*(a)	30,898	12,631,411
Comcast Corp. (Class A Stock)	1,315,307	46,943,307
Fox Corp. (Class A Stock)(a)	23,748	1,330,838
Fox Corp. (Class B Stock)	24,400	1,259,772
News Corp. (Class A Stock)	18,644	554,100
News Corp. (Class B Stock)	8,805	302,100
Omnicom Group, Inc.(a)	136,028	9,785,854
Paramount Global (Class B Stock)(a)	124,398	1,604,734
WPP PLC (United Kingdom), ADR(a)	118,180	4,137,482

		78,549,598

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining — 1.0%
Alcoa Corp.	90,559	$2,672,396
Freeport-McMoRan, Inc.	587,070	25,449,484
Newmont Corp.	76,253	4,442,500
Nucor Corp.	13,400	1,735,836
Reliance, Inc.(a)	4,525	1,420,398
Steel Dynamics, Inc.(a)	16,516	2,114,213

		37,834,827

Multi-Utilities — 1.9%
Dominion Energy, Inc.(a)	252,556	14,274,465
Sempra	521,520	39,515,571
WEC Energy Group, Inc.(a)	170,447	17,760,577

		71,550,613

Office REITs — 0.2%
Vornado Realty Trust(a)	239,400	9,154,656

Oil, Gas & Consumable Fuels — 6.4%
APA Corp.	427,302	7,815,354
Chevron Corp.(a)	199,025	28,498,390
ConocoPhillips	414,984	37,240,664
Coterra Energy, Inc.(a)	40,700	1,032,966
Diamondback Energy, Inc.	20,492	2,815,601
Enterprise Products Partners LP, MLP	640,233	19,853,625
EOG Resources, Inc.(a)	51,882	6,205,606
EQT Corp.	137,790	8,035,913
Expand Energy Corp.	44,222	5,171,321
Exxon Mobil Corp.	625,651	67,445,178
Hess Corp.	46,776	6,480,347
Kinder Morgan, Inc.	75,447	2,218,142
Marathon Petroleum Corp.	18,300	3,039,813
Murphy Oil Corp.(a)	58,374	1,313,415
Occidental Petroleum Corp.(a)	52,600	2,209,726
ONEOK, Inc.	32,200	2,628,486
Ovintiv, Inc.	97,411	3,706,488
Phillips 66	15,600	1,861,080
Range Resources Corp.	54,465	2,215,091
Shell PLC	415,596	14,595,523
Shell PLC, ADR	68,473	4,821,184
Valero Energy Corp.(a)	116,565	15,668,667
Williams Cos., Inc. (The)	41,566	2,610,760

		247,483,340

Passenger Airlines — 0.8%
Delta Air Lines, Inc.(a)	69,200	3,403,256
Southwest Airlines Co.(a)	801,745	26,008,608
United Airlines Holdings, Inc.*	35,100	2,795,013

		32,206,877

Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,236	342,269
Kenvue, Inc.	197,795	4,139,849
Unilever PLC (United Kingdom), ADR(a)	47,033	2,877,009

		7,359,127

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals — 3.5%
AstraZeneca PLC (United Kingdom), ADR	349,940	$24,453,807
Bristol-Myers Squibb Co.	142,792	6,609,842
GSK PLC, ADR(a)	81,321	3,122,726
Haleon PLC, ADR(a)	1,613,524	16,732,244
Johnson & Johnson	262,790	40,141,173
Merck & Co., Inc.	143,700	11,375,292
Novo Nordisk A/S (Denmark), ADR(a)	131,670	9,087,863
Pfizer, Inc.	205,321	4,976,981
Royalty Pharma PLC (Class A Stock)	14,882	536,199
Sanofi SA	169,407	16,400,921
Sanofi SA, ADR	25,169	1,215,914
Viatris, Inc.	31,225	278,839

		134,931,801

Professional Services — 0.2%
Amentum Holdings, Inc.*	273	6,446
Jacobs Solutions, Inc.	4,500	591,525
Leidos Holdings, Inc.	14,073	2,220,156
SS&C Technologies Holdings, Inc.	21,358	1,768,442
TransUnion	19,061	1,677,368

		6,263,937

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	20,993	2,941,539
CoStar Group, Inc.*	7,400	594,960
Zillow Group, Inc. (Class A Stock)*	2,000	136,980
Zillow Group, Inc. (Class C Stock)*	28,834	2,019,822

		5,693,301

Residential REITs — 0.2%
American Homes 4 Rent (Class A Stock)(a)	69,347	2,501,346
Equity LifeStyle Properties, Inc.	70,785	4,365,311

		6,866,657

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.*	27,955	3,966,814
Analog Devices, Inc.	9,200	2,189,784
Broadcom, Inc.	86,266	23,779,223
Entegris, Inc.	10,181	821,098
First Solar, Inc.*(a)	11,002	1,821,271
GLOBALFOUNDRIES, Inc.*	6,100	233,020
Intel Corp.	1,162,110	26,031,264
Lam Research Corp.	24,252	2,360,690
Marvell Technology, Inc.	47,875	3,705,525
Microchip Technology, Inc.(a)	462,494	32,545,703
Micron Technology, Inc.	38,400	4,732,800
NXP Semiconductors NV (Netherlands)	38,231	8,353,091
ON Semiconductor Corp.*(a)	72,529	3,801,245
QUALCOMM, Inc.	75,956	12,096,752
Skyworks Solutions, Inc.	5,900	439,668
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	30,128	6,823,691

		133,701,639

Software — 1.6%
Microsoft Corp.	92,730	46,124,829

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Roper Technologies, Inc.	2,171	$1,230,610
Salesforce, Inc.	43,550	11,875,650
Zoom Communications, Inc. (Class A Stock)*	8,889	693,164

		59,924,253

Specialized REITs — 1.0%
American Tower Corp.	128,750	28,456,325
Equinix, Inc.	12,393	9,858,260
Millrose Properties, Inc.*	2,794	79,657

		38,394,242

Specialty Retail — 0.9%
Home Depot, Inc. (The)	47,201	17,305,775
O’Reilly Automotive, Inc.*	169,095	15,240,532
Ross Stores, Inc.	12,371	1,578,292

		34,124,599

Technology Hardware, Storage & Peripherals — 1.3%
Hewlett Packard Enterprise Co.	89,810	1,836,614
Sandisk Corp.*	72,996	3,310,369
Seagate Technology Holdings PLC(a)	190,073	27,433,236
Western Digital Corp.(a)	244,808	15,665,264

		48,245,483

Textiles, Apparel & Luxury Goods — 0.3%
Kontoor Brands, Inc.(a)	73,793	4,868,124
Lululemon Athletica, Inc.*	16,800	3,991,344
Tapestry, Inc.	16,311	1,432,269

		10,291,737

Tobacco — 1.4%
Philip Morris International, Inc.	285,449	51,988,826

Trading Companies & Distributors — 0.7%
AerCap Holdings NV (Ireland)	73,555	8,605,935
United Rentals, Inc.(a)	19,499	14,690,547
WESCO International, Inc.	17,171	3,180,069

		26,476,551

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.	114,050	27,173,553

TOTAL COMMON STOCKS (cost $3,500,824,476)		3,651,401,142

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.1%
iShares Russell 1000 Value ETF	422,925	82,144,723
SPDR Portfolio S&P 500 Value ETF	683,426	35,770,517

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $106,058,221)		117,915,240

TOTAL LONG-TERM INVESTMENTS (cost $3,606,882,697)		3,769,316,382

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

			Shares	Value

SHORT-TERM INVESTMENTS — 12.0%
AFFILIATED MUTUAL FUNDS — 12.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)			32,434,842	$32,434,842
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $426,680,575; includes $425,384,222 of cash collateral for securities on loan)(b)(wb)			426,979,461	426,680,575

TOTAL AFFILIATED MUTUAL FUNDS (cost $459,115,417)				459,115,417

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.0%
U.S. Treasury Bills
4.137%	10/02/25		250	247,269
4.206%	11/06/25	(h)	1,049	1,033,541
4.209%	12/04/25		20	19,644

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,300,635)				1,300,454

TOTAL SHORT-TERM INVESTMENTS (cost $460,416,052)				460,415,871

TOTAL INVESTMENTS—110.3% (cost $4,067,298,749)				4,229,732,253
Liabilities in excess of other assets(z) — (10.3)%				(394,415,595)

NET ASSETS — 100.0%				$3,835,316,658

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $417,954,185; cash collateral of $425,384,222 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro, Expiring 09/17/25	MSI	EUR 674	$780,979	$798,080	$17,101	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound, Expiring 09/17/25	CITI	GBP	19,060	$25,734,037	$26,175,349	$—	$(441,312)
Expiring 09/17/25	GSI	GBP	2,406	3,272,763	3,303,849	—	(31,086)
Euro, Expiring 09/17/25	GSI	EUR	13,570	15,562,241	16,067,698	—	(505,457)

				$44,569,041	$45,546,896	—	(977,855)

						$17,101	$(977,855)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$117,018,743	$—	$—
Air Freight & Logistics	30,600,844	—	—
Automobile Components	9,783,467	—	—
Automobiles	41,560,578	—	—
Banks	354,693,189	—	—
Beverages	47,805,812	—	—
Biotechnology	44,189,524	—	—
Broadline Retail	45,797,329	—	—
Building Products	34,279,659	—	—
Capital Markets	148,599,291	—	—
Chemicals	138,436,315	—	—
Commercial Services & Supplies	13,462,751	—	—
Communications Equipment	82,946,806	—	—
Construction & Engineering	302,842	—	—
Construction Materials	47,254,008	—	—
Consumer Finance	86,511,154	—	—
Consumer Staples Distribution & Retail	69,105,236	—	—
Containers & Packaging	23,453,779	—	—
Distributors	934,087	—	—
Diversified Telecommunication Services	29,695,024	—	—
Electric Utilities	85,608,545	—	—
Electrical Equipment	17,407,136	—	—
Electronic Equipment, Instruments & Components	30,860,239	—	—
Energy Equipment & Services	21,302,218	—	—
Entertainment	27,079,060	—	—
Financial Services	114,313,745	—	—
Food Products	22,481,368	—	—
Ground Transportation	35,583,429	—	—
Health Care Equipment & Supplies	67,722,315	—	—
Health Care Providers & Services	213,401,313	—	—
Hotels, Restaurants & Leisure	26,908,913	—	—
Household Durables	37,983,118	—	—
Household Products	32,925,071	—	—
Industrial Conglomerates	21,179,338	—	—
Industrial REITs	11,205,792	—	—
Insurance	150,590,234	—	—
Interactive Media & Services	69,248,351	—	—
IT Services	29,682,236	—	—
Life Sciences Tools & Services	48,893,038	—	—
Machinery	152,379,628	—	—
Media	78,549,598	—	—
Metals & Mining	37,834,827	—	—
Multi-Utilities	71,550,613	—	—
Office REITs	9,154,656	—	—
Oil, Gas & Consumable Fuels	232,887,817	14,595,523	—
Passenger Airlines	32,206,877	—	—
Personal Care Products	7,359,127	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Pharmaceuticals	$118,530,880	$16,400,921	$—
Professional Services	6,263,937	—	—
Real Estate Management & Development	5,693,301	—	—
Residential REITs	6,866,657	—	—
Semiconductors & Semiconductor Equipment	133,701,639	—	—
Software	59,924,253	—	—
Specialized REITs	38,394,242	—	—
Specialty Retail	34,124,599	—	—
Technology Hardware, Storage & Peripherals	48,245,483	—	—
Textiles, Apparel & Luxury Goods	10,291,737	—	—
Tobacco	51,988,826	—	—
Trading Companies & Distributors	26,476,551	—	—
Wireless Telecommunication Services	27,173,553	—	—
Unaffiliated Exchange-Traded Funds	117,915,240	—	—
Short-Term Investments
Affiliated Mutual Funds	459,115,417	—	—
U.S. Treasury Obligations	—	1,300,454	—

Total	$4,197,435,355	$32,296,898	$—

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contract	$—	$17,101	$—

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(977,855)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (11.1% represents investments purchased with collateral from securities on loan)	12.0%
Banks	9.2
Oil, Gas & Consumable Fuels	6.4
Health Care Providers & Services	5.6
Machinery	4.0
Insurance	3.9
Capital Markets	3.9
Chemicals	3.6
Pharmaceuticals	3.5
Semiconductors & Semiconductor Equipment	3.5
Unaffiliated Exchange-Traded Funds	3.1
Aerospace & Defense	3.0
Financial Services	3.0
Consumer Finance	2.3
Electric Utilities	2.2
Communications Equipment	2.2
Media	2.0
Multi-Utilities	1.9
Interactive Media & Services	1.8
Consumer Staples Distribution & Retail	1.8
Health Care Equipment & Supplies	1.8
Software	1.6

Tobacco	1.4%
Life Sciences Tools & Services	1.3
Technology Hardware, Storage & Peripherals	1.3
Beverages	1.2
Construction Materials	1.2
Broadline Retail	1.2
Biotechnology	1.1
Automobiles	1.1
Specialized REITs	1.0
Household Durables	1.0
Metals & Mining	1.0
Ground Transportation	0.9
Building Products	0.9
Specialty Retail	0.9
Household Products	0.9
Passenger Airlines	0.8
Electronic Equipment, Instruments & Components	0.8
Air Freight & Logistics	0.8
Diversified Telecommunication Services	0.8
IT Services	0.8
Wireless Telecommunication Services	0.7
Entertainment	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Hotels, Restaurants & Leisure	0.7%
Trading Companies & Distributors	0.7
Containers & Packaging	0.6
Food Products	0.6
Energy Equipment & Services	0.6
Industrial Conglomerates	0.5
Electrical Equipment	0.4
Commercial Services & Supplies	0.3
Industrial REITs	0.3
Textiles, Apparel & Luxury Goods	0.3
Automobile Components	0.3
Office REITs	0.2
Personal Care Products	0.2

Residential REITs	0.2%
Professional Services	0.2
Real Estate Management & Development	0.1
U.S. Treasury Obligations	0.0	*
Distributors	0.0	*
Construction & Engineering	0.0	*

	110.3
Liabilities in excess of other assets	(10.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$17,101	Unrealized depreciation on OTC forward foreign currency exchange contracts	$977,855

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts

Equity contracts	$(115,105)	$—
Foreign exchange contracts	—	(2,877,105)

Total	$(115,105)	$(2,877,105)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts

Equity contracts	$75,452	$—
Foreign exchange contracts	—	(1,750,439)

Total	$75,452	$(1,750,439)

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 791,433
Forward Foreign Currency Exchange Contracts - Purchased (2)	2,539,922

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Forward Foreign Currency Exchange Contracts - Sold (2)	$50,256,980

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

 Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$417,954,185	$(417,954,185)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
CITI	$—	$(441,312)	$(441,312)	$—	$(441,312)
GSI	—	(536,543)	(536,543)	455,735	(80,808)
MSI	17,101	—	17,101	—	17,101

	$17,101	$(977,855)	$(960,754)	$455,735	$(505,019)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $417,954,185:
Unaffiliated investments (cost $3,608,183,332)	$3,770,616,836
Affiliated investments (cost $459,115,417)	459,115,417
Cash	5,548
Foreign currency, at value (cost $7)	8
Receivable for investments sold	23,889,770
Receivable for Portfolio shares sold	10,838,102
Tax reclaim receivable	4,875,516
Dividends and interest receivable	3,899,371
Unrealized appreciation on OTC forward foreign currency exchange contracts	17,101
Due from broker	5,542
Prepaid expenses	4,973

Total Assets	4,273,268,184

LIABILITIES
Payable to broker for collateral for securities on loan	425,384,222
Payable for investments purchased	6,271,941
Payable to affiliate	2,773,793
Accrued expenses and other liabilities	1,506,242
Unrealized depreciation on OTC forward foreign currency exchange contracts	977,855
Management fee payable	836,090
Distribution fee payable	155,808
Payable for Portfolio shares purchased	44,619
Affiliated transfer agent fee payable	956

Total Liabilities	437,951,526

NET ASSETS	$3,835,316,658

Net assets were comprised of:
Partners’ Equity	$3,835,316,658

Net asset value and redemption price per share, $3,835,316,658 / 69,660,882 outstanding shares of beneficial interest	$55.06

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $225,915 foreign withholding tax)	$40,500,459
Affiliated dividend income	1,196,280
Income from securities lending, net (including affiliated income of $158,356)	168,179
Interest income	20,236

Total income	41,885,154

EXPENSES
Management fee	10,348,150
Distribution fee	4,768,733
Custodian and accounting fees	167,434
Trustees’ fees	34,111
Professional fees	30,038
Audit fee	28,631
Shareholders’ reports	5,449
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,485
Miscellaneous	44,356

Total expenses	15,431,387
Less: Fee waiver and/or expense reimbursement	(190,749)

Net expenses	15,240,638

NET INVESTMENT INCOME (LOSS)	26,644,516

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(47,016))	21,890,602
Futures transactions	(115,105)
Forward currency contract transactions	(2,877,105)
Foreign currency transactions	(5,458)

18,892,934

Net change in unrealized appreciation (depreciation) on:
Investments	121,835,645
Futures	75,452
Forward currency contracts	(1,750,439)
Foreign currencies	80,661

120,241,319

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	139,134,253

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$165,778,769

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$26,644,516	$54,982,346
Net realized gain (loss) on investment and foreign currency transactions	18,892,934	451,759,285
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	120,241,319	(226,083,905)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	165,778,769	280,657,726

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,319,325 and 12,134,811 shares, respectively]	69,860,125	634,884,865
Portfolio shares issued in merger [0 and 11,472,553 shares, respectively]	—	623,074,380
Portfolio shares purchased [8,408,668 and 11,041,741 shares, respectively]	(436,315,245)	(573,335,753)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(366,455,120)	684,623,492

TOTAL INCREASE (DECREASE)	(200,676,351)	965,281,218
NET ASSETS:
Beginning of period	4,035,993,009	3,070,711,791

End of period	$3,835,316,658	$4,035,993,009

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$52.59		$47.84	$43.59	$42.86	$33.18	$33.08

Income (Loss) From Investment Operations:
Net investment income (loss)	0.37		0.86	0.86	0.76	0.42	0.50
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.10		3.89	3.39	(0.03)	9.26	(0.40	)(b)

Total from investment operations	2.47		4.75	4.25	0.73	9.68	0.10

Net Asset Value, end of period	$55.06		$52.59	$47.84	$43.59	$42.86	$33.18

Total Return(c)	4.70%		9.93%	9.75%	1.70%	29.21%	0.27%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,835		$4,036	$3,071	$2,775	$1,218	$2,166
Average net assets (in millions)	$3,847		$3,319	$2,803	$2,841	$1,748	$1,304
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80	%(e)	0.81%	0.80%	0.80%	0.81%	0.83%
Expenses before waivers and/or expense reimbursement	0.81	%(e)	0.83%	0.83%	0.82%	0.83%	0.84%
Net investment income (loss)	1.40	%(e)	1.66%	1.94%	1.76%	1.06%	1.82%
Portfolio turnover rate(f)	25%		99%	35%	79%	24%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST SMALL-CAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS — 95.1%
Aerospace & Defense — 3.7%
AAR Corp.*	5,429	$373,461
AeroVironment, Inc.*(a)	18,340	5,225,983
AerSale Corp.*	80,500	483,805
Archer Aviation, Inc. (Class A Stock)*(a)	3,740	40,579
Astronics Corp.*	4,379	146,609
ATI, Inc.*	13,714	1,184,067
Axon Enterprise, Inc.*(a)	7,673	6,352,784
BWX Technologies, Inc.	5,278	760,349
Byrna Technologies, Inc.*	2,050	63,304
Cadre Holdings, Inc.	5,170	164,664
Curtiss-Wright Corp.	11,220	5,481,531
Ducommun, Inc.*	2,381	196,742
Embraer SA (Brazil), ADR(a)	148,568	8,455,005
Hexcel Corp.(a)	90,465	5,110,368
Huntington Ingalls Industries, Inc.(a)	2,790	673,673
Innovative Solutions & Support, Inc.*	3,370	46,776
Karman Holdings, Inc.*(a)	175,799	8,854,996
Kratos Defense & Security Solutions, Inc.*(a)	279,801	12,996,756
Leonardo DRS, Inc.	87,117	4,049,198
Loar Holdings, Inc.*(a)	89,818	7,739,617
Mercury Systems, Inc.*	8,676	467,289
Moog, Inc. (Class A Stock)	4,243	767,856
National Presto Industries, Inc.	4,580	448,657
Park Aerospace Corp.	3,379	49,908
Rocket Lab Corp.*(a)	81,417	2,912,286
V2X, Inc.*	4,270	207,308
Woodward, Inc.	1,328	325,479

		73,579,050

Air Freight & Logistics — 0.1%
GXO Logistics, Inc.*	13,457	655,356
Hub Group, Inc. (Class A Stock)	8,800	294,184
Radiant Logistics, Inc.*	7,056	42,900

		992,440

Automobile Components — 1.1%
Adient PLC*	109,894	2,138,537
American Axle & Manufacturing Holdings, Inc.*	16,939	69,111
Autoliv, Inc. (Sweden)	7,417	829,962
BorgWarner, Inc.	24,864	832,447
Cooper-Standard Holdings, Inc.*	3,530	75,895
Dana, Inc.	20,652	354,182
Dorman Products, Inc.*	4,618	566,490
Fox Factory Holding Corp.*	45,356	1,176,535
Garrett Motion, Inc. (Switzerland)	27,817	292,357
Gentex Corp.	80,976	1,780,662
Gentherm, Inc.*	4,298	121,591
Goodyear Tire & Rubber Co. (The)*	100,263	1,039,727
Holley, Inc.*	8,010	16,020
LCI Industries	23,476	2,140,777
Lear Corp.(a)	39,182	3,721,506
Modine Manufacturing Co.*(a)	39,851	3,925,324
Motorcar Parts of America, Inc.*	3,660	40,992
Patrick Industries, Inc.	4,711	434,684
Phinia, Inc.	18,417	819,372

	Shares	Value
COMMON STOCKS (continued)
Automobile Components (cont’d.)
QuantumScape Corp.*	51,767	$347,874
Standard Motor Products, Inc.	3,725	114,432
Stoneridge, Inc.*	1,820	12,813
Strattec Security Corp.*	930	57,855
Visteon Corp.*	15,607	1,456,133
XPEL, Inc.*	3,470	124,573

		22,489,851

Automobiles — 0.2%
Harley-Davidson, Inc.(a)	66,914	1,579,170
Lucid Group, Inc.*(a)	129,516	273,279
Thor Industries, Inc.(a)	19,703	1,749,824
Winnebago Industries, Inc.	3,638	105,502

		3,707,775

Banks — 8.1%
1st Source Corp.	24,559	1,524,377
ACNB Corp.	1,060	45,410
Amalgamated Financial Corp.	4,196	130,915
Amerant Bancorp, Inc.	52,970	965,643
Ameris Bancorp	10,681	691,061
Ames National Corp.	1,750	31,168
Arrow Financial Corp.	12,160	321,267
Associated Banc-Corp	75,701	1,846,347
Atlantic Union Bankshares Corp.	20,423	638,831
Axos Financial, Inc.*	35,357	2,688,546
Banc of California, Inc.	92,894	1,305,161
BancFirst Corp.	4,984	616,122
Bancorp, Inc. (The)*	7,406	421,920
Bank First Corp.	530	62,355
Bank of Hawaii Corp.	5,633	380,396
Bank of Marin Bancorp	13,216	301,853
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	6,570	290,920
Bank OZK(a)	16,939	797,149
Bank7 Corp.	550	23,007
BankFinancial Corp.	3,820	44,197
BankUnited, Inc.	102,542	3,649,470
Bankwell Financial Group, Inc.	1,410	50,802
Banner Corp.	5,122	328,576
Bar Harbor Bankshares	2,311	69,238
BayCom Corp.	14,500	401,795
BCB Bancorp, Inc.	3,500	29,470
Berkshire Hills Bancorp, Inc.	42,393	1,061,521
Blue Foundry Bancorp*	3,390	32,442
Blue Ridge Bankshares, Inc.*	4,050	14,540
BOK Financial Corp.	8,484	828,293
Bridgewater Bancshares, Inc.*	26,022	414,010
Brookline Bancorp, Inc.	128,474	1,355,401
Burke & Herbert Financial Services Corp.(a)	11,000	657,030
Business First Bancshares, Inc.	4,480	110,432
Byline Bancorp, Inc.	81,727	2,184,563
C&F Financial Corp.	697	43,026
Cadence Bank	77,636	2,482,799
California BanCorp*	22,300	351,448
Camden National Corp.	17,755	720,498
Capital Bancorp, Inc.(a)	13,810	463,740
Capital City Bank Group, Inc.	2,655	104,474

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Capitol Federal Financial, Inc.	235,517	$1,436,654
Carter Bankshares, Inc.*	18,068	313,299
Cathay General Bancorp	25,625	1,166,706
Central Pacific Financial Corp.	39,617	1,110,465
Chemung Financial Corp.	636	30,827
ChoiceOne Financial Services, Inc.	320	9,184
Citizens & Northern Corp.	2,649	50,172
Citizens Community Bancorp, Inc.	920	12,696
Citizens Financial Services, Inc.	222	13,036
City Holding Co.	2,110	258,306
Civista Bancshares, Inc.	19,728	457,690
CNB Financial Corp.	30,872	705,734
Coastal Financial Corp.*	2,220	215,051
Colony Bankcorp, Inc.	3,290	54,186
Columbia Banking System, Inc.(a)	146,609	3,427,718
Columbia Financial, Inc.*	12,680	183,987
Comerica, Inc.(a)	13,428	800,980
Commerce Bancshares, Inc.	15,342	953,812
Community Financial System, Inc.	8,168	464,514
Community Trust Bancorp, Inc.	14,684	777,077
Community West Bancshares	3,170	61,847
ConnectOne Bancorp, Inc.	75,370	1,745,569
Cullen/Frost Bankers, Inc.	6,176	793,863
Customers Bancorp, Inc.*	4,694	275,726
CVB Financial Corp.	20,576	407,199
Dime Community Bancshares, Inc.	27,452	739,557
Eagle Bancorp Montana, Inc.	660	11,002
Eagle Bancorp, Inc.	63,880	1,244,382
Eastern Bankshares, Inc.	26,519	404,945
Enterprise Bancorp, Inc.	1,910	75,712
Enterprise Financial Services Corp.	22,863	1,259,751
Equity Bancshares, Inc. (Class A Stock)	2,689	109,711
Esquire Financial Holdings, Inc.	1,450	137,257
Farmers & Merchants Bancorp, Inc.	1,450	36,656
Farmers National Banc Corp.	22,377	308,579
FB Financial Corp.	6,570	297,621
Fidelity D&D Bancorp, Inc.	260	11,960
Financial Institutions, Inc.	41,180	1,057,502
First Bancorp	5,971	263,261
First Bancorp, Inc. (The)	2,790	70,894
First BanCorp. (Puerto Rico)	25,380	528,665
First Bank	4,070	62,963
First Busey Corp.	70,797	1,620,189
First Business Financial Services, Inc.	1,255	63,578
First Commonwealth Financial Corp.	15,178	246,339
First Community Bankshares, Inc.	2,811	110,107
First Community Corp.	420	10,240
First Financial Bancorp	14,161	343,546
First Financial Bankshares, Inc.	19,757	710,857
First Financial Corp.	15,646	847,857
First Foundation, Inc.	190,082	969,418
First Hawaiian, Inc.	67,650	1,688,544
First Horizon Corp.	36,060	764,472
First Internet Bancorp	17,725	476,802
First Interstate BancSystem, Inc. (Class A Stock)	46,851	1,350,246
First Merchants Corp.	15,401	589,858
First Mid Bancshares, Inc.	11,230	421,013

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
First Savings Financial Group, Inc.	470	$11,769
First United Corp.	1,840	57,058
First Western Financial, Inc.*	1,180	26,621
Firstsun Capital Bancorp*	1,000	34,750
Five Star Bancorp	7,210	205,773
Flagstar Financial, Inc.(a)	144,428	1,530,937
Flushing Financial Corp.	97,403	1,157,148
FNB Corp.	51,555	751,672
FS Bancorp, Inc.	1,660	65,371
Fulton Financial Corp.	28,981	522,817
FVCBankcorp, Inc.*	1,550	18,290
German American Bancorp, Inc.	5,012	193,012
Glacier Bancorp, Inc.(a)	16,434	707,977
Great Southern Bancorp, Inc.	13,722	806,579
Greene County Bancorp, Inc.	1,140	25,331
Guaranty Bancshares, Inc.	1,636	69,432
Hancock Whitney Corp.	70,746	4,060,820
Hanmi Financial Corp.	62,436	1,540,920
HarborOne Bancorp, Inc.	6,773	79,109
Hawthorn Bancshares, Inc.	1,170	34,094
HBT Financial, Inc.	4,210	106,134
Heritage Commerce Corp.	264,173	2,623,238
Heritage Financial Corp.	36,233	863,795
Hilltop Holdings, Inc.	43,900	1,332,365
Hingham Institution for Savings (The)(a)	4,381	1,088,021
Home Bancorp, Inc.	8,351	432,415
Home BancShares, Inc.	84,386	2,401,626
HomeStreet, Inc.*	26,300	343,741
HomeTrust Bancshares, Inc.	2,650	99,137
Hope Bancorp, Inc.	150,082	1,610,380
Horizon Bancorp, Inc.	71,952	1,106,622
Independent Bank Corp. (XNGS)	21,359	1,343,161
Independent Bank Corp. (XLON)	3,165	102,578
International Bancshares Corp.	10,098	672,123
Investar Holding Corp.	1,380	26,662
Kearny Financial Corp.	159,120	1,027,915
Lakeland Financial Corp.	3,946	242,482
Landmark Bancorp, Inc.	810	21,416
LCNB Corp.	2,150	31,240
Live Oak Bancshares, Inc.	37,774	1,125,665
MainStreet Bancshares, Inc.	730	13,797
Mercantile Bank Corp.	16,416	761,867
Meridian Corp.	960	12,374
Metrocity Bankshares, Inc.	4,010	114,606
Metropolitan Bank Holding Corp.*	1,880	131,600
Mid Penn Bancorp, Inc.	11,030	311,046
Middlefield Banc Corp.	390	11,743
Midland States Bancorp, Inc.	37,091	642,416
MidWestOne Financial Group, Inc.	25,150	723,565
MVB Financial Corp.	132,060	2,975,312
National Bank Holdings Corp. (Class A Stock)	5,935	223,215
National Bankshares, Inc.	780	21,216
NB Bancorp, Inc.*	55,300	987,658
NBT Bancorp, Inc.	12,836	533,336
Nicolet Bankshares, Inc.(a)	16,737	2,066,685
Northeast Bank	27,599	2,456,035
Northeast Community Bancorp, Inc.	1,460	33,938

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Northfield Bancorp, Inc.	108,354	$1,243,904
Northrim BanCorp, Inc.	8,872	827,403
Northwest Bancshares, Inc.	19,066	243,663
Norwood Financial Corp.	1,130	29,131
Oak Valley Bancorp	770	20,975
OceanFirst Financial Corp.	81,183	1,429,633
OFG Bancorp (Puerto Rico)	6,962	297,974
Ohio Valley Banc Corp.	690	22,239
Old National Bancorp	184,402	3,935,139
Old Second Bancorp, Inc.	6,943	123,169
OP Bancorp	1,500	19,485
Orange County Bancorp, Inc.	560	14,470
Origin Bancorp, Inc.	31,670	1,131,886
Orrstown Financial Services, Inc.	2,560	81,485
Pacific Premier Bancorp, Inc.	75,055	1,582,910
Park National Corp.	2,303	385,200
Parke Bancorp, Inc.	2,230	45,425
Pathward Financial, Inc.	3,720	294,326
PCB Bancorp.	2,570	53,919
Peapack-Gladstone Financial Corp.	89,809	2,537,104
Penns Woods Bancorp, Inc.	1,240	37,646
Peoples Bancorp of North Carolina, Inc.	1,190	34,332
Peoples Bancorp, Inc.	5,485	167,512
Peoples Financial Services Corp.	7,670	378,668
Pinnacle Financial Partners, Inc.	9,648	1,065,236
Pioneer Bancorp, Inc.*	910	10,947
Plumas Bancorp	470	20,896
Ponce Financial Group, Inc.*	3,270	45,257
Popular, Inc. (Puerto Rico)	9,638	1,062,204
Preferred Bank	56,600	4,898,447
Primis Financial Corp.	4,180	45,353
Princeton Bancorp, Inc.	520	15,881
Prosperity Bancshares, Inc.	10,360	727,686
Provident Bancorp, Inc.*	1,340	16,737
Provident Financial Holdings, Inc.	1,870	28,985
Provident Financial Services, Inc.	92,168	1,615,705
QCR Holdings, Inc.	2,386	162,009
RBB Bancorp.	22,430	386,020
Red River Bancshares, Inc.	900	52,830
Renasant Corp.	11,806	424,190
Republic Bancorp, Inc. (Class A Stock)	2,712	198,274
Richmond Mutual BanCorp, Inc.	790	10,902
Riverview Bancorp, Inc.	5,290	29,095
S&T Bancorp, Inc.	5,508	208,313
SB Financial Group, Inc.	810	15,471
ServisFirst Bancshares, Inc.	8,196	635,272
Shore Bancshares, Inc.	27,782	436,733
Sierra Bancorp.	12,124	359,962
Simmons First National Corp. (Class A Stock)	79,897	1,514,847
SmartFinancial, Inc.	2,957	99,887
South Plains Financial, Inc.	9,680	348,867
Southern First Bancshares, Inc.*	1,960	74,539
Southern Missouri Bancorp, Inc.	13,758	753,663
Southern States Bancshares, Inc.	710	25,823
Southside Bancshares, Inc.	4,390	129,198
SouthState Corp.	14,315	1,317,409
Stellar Bancorp, Inc.	6,936	194,069

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Stock Yards Bancorp, Inc.	4,598	$363,150
Synovus Financial Corp.	18,295	946,766
Texas Capital Bancshares, Inc.*	7,118	565,169
Third Coast Bancshares, Inc.*	1,090	35,610
Timberland Bancorp, Inc.	2,040	63,648
Tompkins Financial Corp.	14,320	898,294
Towne Bank	19,019	650,069
TriCo Bancshares	29,037	1,175,708
Triumph Financial, Inc.*	3,392	186,933
TrustCo Bank Corp.	35,071	1,172,073
Trustmark Corp.	8,802	320,921
UMB Financial Corp.(a)	11,148	1,172,324
Union Bankshares, Inc.	560	14,907
United Bankshares, Inc.(a)	21,864	796,506
United Community Banks, Inc.	18,247	543,578
United Security Bancshares	1,520	13,148
Unity Bancorp, Inc.	1,875	88,275
Univest Financial Corp.	38,642	1,160,806
USCB Financial Holdings, Inc.	910	15,051
Valley National Bancorp	180,516	1,612,008
Veritex Holdings, Inc.	64,600	1,686,060
Virginia National Bankshares Corp.	310	11,470
WaFd, Inc.	52,376	1,533,569
Washington Trust Bancorp, Inc.	44,898	1,269,715
Webster Financial Corp.	11,926	651,160
WesBanco, Inc.	55,645	1,760,051
West BanCorp, Inc.	3,940	77,342
Westamerica BanCorp.	4,104	198,798
Western Alliance Bancorp(a)	11,004	858,092
Western New England Bancorp, Inc.	5,700	52,611
Wintrust Financial Corp.	35,538	4,406,001
WSFS Financial Corp.	44,418	2,442,990
Zions Bancorp NA	64,593	3,354,960

		163,526,668

Beverages — 0.2%
Boston Beer Co., Inc. (The) (Class A Stock)*	1,328	253,396
Celsius Holdings, Inc.*(a)	17,208	798,279
Coca-Cola Consolidated, Inc.	16,053	1,792,318
MGP Ingredients, Inc.	15,069	451,618
Molson Coors Beverage Co. (Class B Stock)	3,593	172,787
National Beverage Corp.*	9,571	413,850
Vita Coco Co., Inc. (The)*	7,551	272,591

		4,154,839

Biotechnology — 4.8%
4D Molecular Therapeutics, Inc.*	3,640	13,504
89bio, Inc.*	2,423	23,794
Absci Corp.*(a)	11,370	29,221
AC Immune SA (Switzerland)*	4,330	8,790
ACADIA Pharmaceuticals, Inc.*	13,197	284,659
ADMA Biologics, Inc.*	151,637	2,761,310
Adverum Biotechnologies, Inc.*	2,690	5,784
Agios Pharmaceuticals, Inc.*	4,662	155,058
Akebia Therapeutics, Inc.*	11,637	42,359
Akero Therapeutics, Inc.*	3,226	172,139
Aldeyra Therapeutics, Inc.*	9,920	37,994

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Alector, Inc.*	14,330	$20,062
Alkermes PLC*(a)	75,354	2,155,878
Allogene Therapeutics, Inc.*	18,772	21,212
Altimmune, Inc.*(a)	3,790	14,667
Anika Therapeutics, Inc.*	2,680	28,354
Annexon, Inc.*	9,110	21,864
Apogee Therapeutics, Inc.*(a)	65,425	2,841,408
Arcellx, Inc.*	3,717	244,764
Arcturus Therapeutics Holdings, Inc.*	3,614	47,018
Arcus Biosciences, Inc.*	14,180	115,425
Arrowhead Pharmaceuticals, Inc.*	5,233	82,681
ARS Pharmaceuticals, Inc.*	2,051	35,790
Astria Therapeutics, Inc.*	1,080	5,789
aTyr Pharma, Inc.*	4,540	23,018
Aura Biosciences, Inc.*	4,010	25,103
Avidity Biosciences, Inc.*	2,391	67,904
Beam Therapeutics, Inc.*(a)	11,014	187,348
BioMarin Pharmaceutical, Inc.*	4,348	239,010
Biomea Fusion, Inc.*(a)	2,530	4,554
Black Diamond Therapeutics, Inc.*	4,590	11,383
Bridgebio Pharma, Inc.*	81,139	3,503,582
C4 Therapeutics, Inc.*	6,970	9,967
CareDx, Inc.*	7,150	139,711
Caribou Biosciences, Inc.*(a)	13,050	16,443
Catalyst Pharmaceuticals, Inc.*	98,501	2,137,472
CG oncology, Inc.*(a)	111,000	2,886,000
Cogent Biosciences, Inc.*	11,240	80,703
Crinetics Pharmaceuticals, Inc.*	154,480	4,442,845
CRISPR Therapeutics AG (Switzerland)*(a)	11,418	555,372
Cullinan Therapeutics, Inc.*	7,850	59,111
Day One Biopharmaceuticals, Inc.*	7,690	49,985
Denali Therapeutics, Inc.*	17,324	242,363
Design Therapeutics, Inc.*	4,390	14,794
DiaMedica Therapeutics, Inc.*	2,380	9,282
Disc Medicine, Inc.*	710	37,602
Dynavax Technologies Corp.*	18,391	182,439
Emergent BioSolutions, Inc.*	7,370	47,021
Enanta Pharmaceuticals, Inc.*	158	1,194
Entrada Therapeutics, Inc.*	1,940	13,037
Erasca, Inc.*	18,000	22,860
Exact Sciences Corp.*	14,446	767,660
Exelixis, Inc.*	25,296	1,114,921
Fate Therapeutics, Inc.*	14,900	16,688
Halozyme Therapeutics, Inc.*	47,753	2,484,111
Ideaya Biosciences, Inc.*	527	11,078
Inozyme Pharma, Inc.*	5,230	20,920
Insmed, Inc.*	94,000	9,460,160
Intellia Therapeutics, Inc.*	12,917	121,161
Iovance Biotherapeutics, Inc.*(a)	24,950	42,914
Ironwood Pharmaceuticals, Inc.*	6,290	4,511
iTeos Therapeutics, Inc.*	5,592	55,752
Jasper Therapeutics, Inc.*(a)	780	4,329
KalVista Pharmaceuticals, Inc.*	3,057	34,559
Keros Therapeutics, Inc.*	1,308	17,462
Kiniksa Pharmaceuticals International PLC*	5,681	157,193
Kodiak Sciences, Inc.*	6,310	23,536
Krystal Biotech, Inc.*	29,403	4,041,736

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Kura Oncology, Inc.*	11,055	$63,787
Kymera Therapeutics, Inc.*(a)	55,123	2,405,568
MacroGenics, Inc.*	10,990	13,298
MannKind Corp.*	37,003	138,391
MediciNova, Inc.*	4,930	6,458
MeiraGTx Holdings PLC*	3,811	24,848
Merus NV (Netherlands)*	99,308	5,223,601
MiMedx Group, Inc.*	21,280	130,021
Monte Rosa Therapeutics, Inc.*	3,360	15,154
MoonLake Immunotherapeutics*(a)	1,410	66,552
Myriad Genetics, Inc.*	11,208	59,514
Natera, Inc.*	34,706	5,863,232
Neurocrine Biosciences, Inc.*	583	73,277
Newamsterdam Pharma Co. NV (Netherlands)*(a)	193,000	3,495,230
Nkarta, Inc.*	7,360	12,218
Nurix Therapeutics, Inc.*	6,260	71,301
Nuvalent, Inc. (Class A Stock)*	13,312	1,015,706
Olema Pharmaceuticals, Inc.*	9,471	40,346
Organogenesis Holdings, Inc.*	16,810	61,525
ORIC Pharmaceuticals, Inc.*	7,130	72,369
Protagonist Therapeutics, Inc.*	20,535	1,134,969
Prothena Corp. PLC (Ireland)*	7,287	44,232
PTC Therapeutics, Inc.*	48,602	2,373,722
Puma Biotechnology, Inc.*	7,140	24,490
REGENXBIO, Inc.*	7,187	59,005
Relay Therapeutics, Inc.*	20,080	69,477
Replimune Group, Inc.*	10,260	95,315
Revolution Medicines, Inc.*	8,412	309,477
Rezolute, Inc.*	4,000	17,840
Rhythm Pharmaceuticals, Inc.*	49,706	3,140,922
Rigel Pharmaceuticals, Inc.*	640	11,987
Rocket Pharmaceuticals, Inc.*	8,070	19,772
Roivant Sciences Ltd.*	69,708	785,609
Sana Biotechnology, Inc.*(a)	19,750	53,918
Sarepta Therapeutics, Inc.*	4,756	81,328
Savara, Inc.*	5,450	12,426
Scholar Rock Holding Corp.*(a)	40,970	1,451,157
Sera Prognostics, Inc. (Class A Stock)*	2,450	6,787
Soleno Therapeutics, Inc.*	78,191	6,550,842
Solid Biosciences, Inc.*	2,540	12,370
Spyre Therapeutics, Inc.*(a)	62,059	929,023
Stoke Therapeutics, Inc.*	7,930	90,005
Sutro Biopharma, Inc.*	14,430	10,302
Syndax Pharmaceuticals, Inc.*	5,300	49,635
Tenaya Therapeutics, Inc.*	4,770	2,915
TG Therapeutics, Inc.*(a)	49,593	1,784,852
Twist Bioscience Corp.*	5,348	196,753
Tyra Biosciences, Inc.*	1,770	16,939
Ultragenyx Pharmaceutical, Inc.*	37,371	1,358,810
Vanda Pharmaceuticals, Inc.*	8,257	38,973
Veracyte, Inc.*	10,696	289,113
Vericel Corp.*	168,976	7,189,929
Verve Therapeutics, Inc.*	5,320	59,744
Vir Biotechnology, Inc.*	12,130	61,135
Voyager Therapeutics, Inc.*	6,620	20,588
XBiotech, Inc.*	2,660	7,900
Xencor, Inc.*	10,630	83,552

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Xenon Pharmaceuticals, Inc. (Canada)*(a)	229,112	$7,171,206
Y-mAbs Therapeutics, Inc.*	5,180	23,362
Zymeworks, Inc.*	8,080	101,404

		97,152,499

Broadline Retail — 0.8%
1stdibs.com, Inc.*	3,650	10,037
Dillard’s, Inc. (Class A Stock)(a)	1,553	648,890
Etsy, Inc.*	11,273	565,454
Global-e Online Ltd. (Israel)*	122,000	4,091,880
Groupon, Inc.*	2,560	85,632
Kohl’s Corp.(a)	14,285	121,137
Macy’s, Inc.	35,849	417,999
Ollie’s Bargain Outlet Holdings, Inc.*	75,632	9,966,785
Savers Value Village, Inc.*	6,850	69,870

		15,977,684

Building Products — 1.8%
A.O. Smith Corp.	7,914	518,921
AAON, Inc.	8,749	645,239
Advanced Drainage Systems, Inc.	5,369	616,683
American Woodmark Corp.*	17,264	921,380
Apogee Enterprises, Inc.	24,524	995,674
Armstrong World Industries, Inc.	13,038	2,117,893
AZEK Co., Inc. (The)*	180,075	9,787,076
AZZ, Inc.	25,969	2,453,551
CSW Industrials, Inc.	2,406	690,113
Fortune Brands Innovations, Inc.	9,052	465,997
Gibraltar Industries, Inc.*	4,402	259,718
Griffon Corp.	52,690	3,813,175
Hayward Holdings, Inc.*	23,142	319,360
Insteel Industries, Inc.	21,569	802,583
Janus International Group, Inc.*(a)	468,455	3,813,224
JELD-WEN Holding, Inc.*	174,287	683,205
Masterbrand, Inc.*	143,851	1,572,291
Quanex Building Products Corp.	7,370	139,293
Resideo Technologies, Inc.*	92,601	2,042,778
Simpson Manufacturing Co., Inc.	6,236	968,513
Tecnoglass, Inc.	6,070	469,575
Trex Co., Inc.*	11,100	603,618
UFP Industries, Inc.	9,106	904,772
Zurn Elkay Water Solutions Corp.	15,695	573,966

		36,178,598

Capital Markets — 3.0%
Acadian Asset Management, Inc.	5,735	202,101
Affiliated Managers Group, Inc.	4,445	874,643
AlTi Global, Inc.*	3,280	13,612
Artisan Partners Asset Management, Inc. (Class A Stock)	10,093	447,423
BGC Group, Inc. (Class A Stock)	423,093	4,328,241
Blue Owl Capital Corp.(a)	156,214	2,240,109
Bridge Investment Group Holdings, Inc. (Class A Stock)	5,370	53,754
Cohen & Steers, Inc.	7,304	550,356
Diamond Hill Investment Group, Inc.	4,546	660,579
DigitalBridge Group, Inc.	20,123	208,273

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
Donnelley Financial Solutions, Inc.*	4,362	$268,917
Evercore, Inc. (Class A Stock)	17,345	4,683,497
Federated Hermes, Inc.	42,999	1,905,716
GCM Grosvenor, Inc. (Class A Stock)	3,500	40,460
Golub Capital BDC, Inc.	128,503	1,882,569
Hamilton Lane, Inc. (Class A Stock)(a)	67,964	9,659,044
Houlihan Lokey, Inc.	1,291	232,315
Invesco Ltd.(a)	40,542	639,347
Janus Henderson Group PLC	20,565	798,745
Jefferies Financial Group, Inc.	8,180	447,364
Lazard, Inc.	11,139	534,449
Marex Group PLC (United Kingdom)	46,272	1,826,356
MarketAxess Holdings, Inc.	3,512	784,370
Moelis & Co. (Class A Stock)	6,137	382,458
Open Lending Corp.*	19,630	38,082
Piper Sandler Cos.	2,636	732,650
PJT Partners, Inc. (Class A Stock)(a)	34,482	5,689,875
SEI Investments Co.	8,525	766,057
Silvercrest Asset Management Group, Inc. (Class A Stock)	1,350	21,411
Stifel Financial Corp.	7,054	732,064
StoneX Group, Inc.*	49,515	4,512,797
Victory Capital Holdings, Inc. (Class A Stock)	178,022	11,334,661
Virtu Financial, Inc. (Class A Stock)	13,120	587,645
Virtus Investment Partners, Inc.	8,281	1,502,173
Westwood Holdings Group, Inc.	1,930	30,108
WisdomTree, Inc.	21,193	243,931

		59,856,152

Chemicals — 1.0%
AdvanSix, Inc.	33,935	805,956
Albemarle Corp.(a)	8,448	529,436
American Vanguard Corp.	65,185	255,525
Arq, Inc.*	3,590	19,278
Ashland, Inc.	6,446	324,105
Aspen Aerogels, Inc.*	8,917	52,789
Avient Corp.	13,987	451,920
Axalta Coating Systems Ltd.*	24,258	720,220
Balchem Corp.	4,930	784,856
Bioceres Crop Solutions Corp. (Argentina)*	4,390	19,623
Cabot Corp.	16,734	1,255,050
Celanese Corp.	6,252	345,923
Chemours Co. (The)	19,468	222,909
Eastman Chemical Co.	9,164	684,184
Ecovyst, Inc.*	423,809	3,487,948
Element Solutions, Inc.	36,660	830,349
Flotek Industries, Inc.*(a)	1,340	19,778
FMC Corp.	12,380	516,865
Ginkgo Bioworks Holdings, Inc.*(a)	1,800	20,250
Hawkins, Inc.	3,155	448,326
HB Fuller Co.	7,892	474,704
Huntsman Corp.	87,675	913,574
Ingevity Corp.*	21,681	934,234
Innospec, Inc.	11,311	951,142
Intrepid Potash, Inc.*	2,074	74,104
Koppers Holdings, Inc.	1,937	62,275
Kronos Worldwide, Inc.	10,650	66,030

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (cont’d.)
Mativ Holdings, Inc.	7,175	$48,934
Minerals Technologies, Inc.	4,669	257,122
Mosaic Co. (The)	26,483	966,100
NewMarket Corp.	1,145	791,035
Northern Technologies International Corp.	1,940	14,375
Olin Corp.	66,958	1,345,186
Orion SA (Germany)	7,154	75,046
Perimeter Solutions, Inc.*	2,733	38,043
Quaker Chemical Corp.	2,117	236,977
Rayonier Advanced Materials, Inc.*	12,124	46,677
Scotts Miracle-Gro Co. (The)	3,789	249,923
Sensient Technologies Corp.(a)	6,541	644,419
Stepan Co.	3,273	178,640
Trinseo PLC	2,300	7,176
Tronox Holdings PLC	22,615	114,658
Westlake Corp.	355	26,955

		20,312,619

Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	79,956	3,774,723
ACCO Brands Corp.	16,093	57,613
Acme United Corp.	640	26,528
ACV Auctions, Inc. (Class A Stock)*	638,872	10,362,504
Brady Corp. (Class A Stock)	11,434	777,169
BrightView Holdings, Inc.*	13,630	226,939
Brink’s Co. (The)	56,398	5,035,777
Casella Waste Systems, Inc. (Class A Stock)*	115,099	13,280,123
CECO Environmental Corp.*	5,476	155,026
Cimpress PLC (Ireland)*	3,033	142,551
Civeo Corp.	2,440	56,340
CompX International, Inc.	700	18,599
Deluxe Corp.	6,029	95,921
Driven Brands Holdings, Inc.*	14,217	249,651
Ennis, Inc.	21,368	387,616
Enviri Corp.*	11,133	96,634
Healthcare Services Group, Inc.*	132,810	1,996,134
HNI Corp.	6,991	343,817
Interface, Inc.	24,956	522,329
Liquidity Services, Inc.*	4,650	109,693
MillerKnoll, Inc.	82,580	1,603,704
Montrose Environmental Group, Inc.*	3,700	80,993
MSA Safety, Inc.(a)	5,656	947,550
NL Industries, Inc.	5,070	32,448
OPENLANE, Inc.*	16,071	392,936
Perma-Fix Environmental Services, Inc.*	1,710	17,989
Pitney Bowes, Inc.	9,888	107,878
Quad/Graphics, Inc.	8,250	46,612
Quest Resource Holding Corp.*	1,690	3,414
Steelcase, Inc. (Class A Stock)	119,256	1,243,840
Tetra Tech, Inc.(a)	239,575	8,615,117
UniFirst Corp.	5,439	1,023,729
Vestis Corp.	14,727	84,386
Virco Mfg. Corp.(a)	2,160	17,237
VSE Corp.(a)	2,889	378,401

		52,311,921

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment — 0.3%
ADTRAN Holdings, Inc.*	2,291	$20,550
Applied Optoelectronics, Inc.*(a)	3,650	93,768
Aviat Networks, Inc.*	18,169	436,964
BK Technologies Corp.*	500	23,565
Calix, Inc.*	8,927	474,827
Ciena Corp.*	9,939	808,339
Clearfield, Inc.*	1,460	63,379
CommScope Holding Co., Inc.*	2,226	18,431
Digi International, Inc.*	5,818	202,815
Harmonic, Inc.*	17,814	168,699
KVH Industries, Inc.*	4,460	23,772
Lumentum Holdings, Inc.*	40,627	3,862,003
NETGEAR, Inc.*	4,531	131,716
NetScout Systems, Inc.*	10,492	260,307
Ribbon Communications, Inc.*	25,230	101,172
Viavi Solutions, Inc.*	30,169	303,802

		6,994,109

Construction & Engineering — 3.0%
Ameresco, Inc. (Class A Stock)*	3,808	57,844
API Group Corp.*	15,430	787,701
Arcosa, Inc.	6,993	606,363
Argan, Inc.	2,463	543,042
Bowman Consulting Group Ltd.*	1,320	37,950
Comfort Systems USA, Inc.	13,500	7,238,835
Concrete Pumping Holdings, Inc.	6,220	38,253
Construction Partners, Inc. (Class A Stock)*(a)	89,177	9,477,732
Dycom Industries, Inc.*	8,130	1,986,891
Everus Construction Group, Inc.*	6,640	421,839
Fluor Corp.*	56,341	2,888,603
Granite Construction, Inc.(a)	51,824	4,846,062
Great Lakes Dredge & Dock Corp.*	10,664	129,994
IES Holdings, Inc.*	3,489	1,033,546
Limbach Holdings, Inc.*	1,985	278,099
MasTec, Inc.*	4,405	750,744
Matrix Service Co.*	4,116	55,607
MYR Group, Inc.*	36,176	6,564,135
Northwest Pipe Co.*	1,615	66,231
Orion Group Holdings, Inc.*	5,915	53,649
Primoris Services Corp.	66,002	5,144,196
Sterling Infrastructure, Inc.*	39,216	9,048,308
Tutor Perini Corp.*	42,612	1,993,389
Valmont Industries, Inc.(a)	2,800	914,396
WillScot Holdings Corp.(a)	187,314	5,132,404

		60,095,813

Construction Materials — 0.3%
Eagle Materials, Inc.	3,309	668,782
Knife River Corp.*	62,459	5,099,153
Smith-Midland Corp.*	720	24,163
United States Lime & Minerals, Inc.	4,196	418,761

		6,210,859

Consumer Finance — 1.5%
Atlanticus Holdings Corp.*	2,707	148,208
Bread Financial Holdings, Inc.	34,016	1,942,994
Consumer Portfolio Services, Inc.*	3,610	35,486

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance (cont’d.)
Credit Acceptance Corp.*(a)	1,338	$681,617
Dave, Inc.*	890	238,885
Encore Capital Group, Inc.*	3,289	127,317
Enova International, Inc.*	3,742	417,308
EZCORP, Inc. (Class A Stock)*	7,674	106,515
FirstCash Holdings, Inc.	53,287	7,201,205
Green Dot Corp. (Class A Stock)*	8,550	92,169
LendingClub Corp.*	158,822	1,910,629
LendingTree, Inc.*	2,029	75,215
Navient Corp.	126,624	1,785,399
Nelnet, Inc. (Class A Stock)	4,293	519,968
NerdWallet, Inc. (Class A Stock)*	6,392	70,120
Old Market Capital Corp.*	1,790	9,809
OneMain Holdings, Inc.(a)	15,679	893,703
Oportun Financial Corp.*	4,870	34,869
PRA Group, Inc.*	6,457	95,241
PROG Holdings, Inc.	6,308	185,140
Regional Management Corp.	1,462	42,705
SLM Corp.(a)	303,491	9,951,470
Upstart Holdings, Inc.*(a)	63,370	4,098,772
World Acceptance Corp.*	857	141,508

		30,806,252

Consumer Staples Distribution & Retail — 1.7%
Andersons, Inc. (The)	27,074	994,969
BJ’s Wholesale Club Holdings, Inc.*	130,000	14,017,900
Chefs’ Warehouse, Inc. (The)*	126,279	8,057,863
Grocery Outlet Holding Corp.*(a)	10,985	136,434
Guardian Pharmacy Services, Inc. (Class A Stock)*	186,969	3,984,309
Ingles Markets, Inc. (Class A Stock)	2,311	146,471
Natural Grocers by Vitamin Cottage, Inc.	4,810	188,793
PriceSmart, Inc.	34,432	3,616,737
SpartanNash Co.	5,341	141,483
Sprouts Farmers Market, Inc.*	12,884	2,121,222
United Natural Foods, Inc.*	9,994	232,960
Village Super Market, Inc. (Class A Stock)	1,362	52,437
Weis Markets, Inc.	3,861	279,884

		33,971,462

Containers & Packaging — 0.4%
AptarGroup, Inc.	2,957	462,564
Ardagh Metal Packaging SA	30,320	129,770
Crown Holdings, Inc.	1,900	195,662
Graphic Packaging Holding Co.(a)	28,433	599,083
Greif, Inc. (Class A Stock)	3,674	238,773
Greif, Inc. (Class B Stock)	1,830	126,288
Myers Industries, Inc.	93,407	1,353,468
O-I Glass, Inc.*	22,431	330,633
Ranpak Holdings Corp.*	8,940	31,916
Sealed Air Corp.	17,478	542,342
Silgan Holdings, Inc.	35,396	1,917,755
Sonoco Products Co.	36,955	1,609,760
TriMas Corp.	50,840	1,454,532

		8,992,546

	Shares	Value
COMMON STOCKS (continued)
Distributors — 0.0%
A-Mark Precious Metals, Inc.	3,850	$85,393
LKQ Corp.(a)	13,968	516,956
Weyco Group, Inc.	2,090	69,304

		671,653

Diversified Consumer Services — 2.1%
ADT, Inc.	90,125	763,359
Adtalem Global Education, Inc.*	49,957	6,356,029
American Public Education, Inc.*	3,297	100,427
Bright Horizons Family Solutions, Inc.* .	44,965	5,557,224
Carriage Services, Inc	2,679	122,537
Coursera, Inc.*	2,752	24,108
European Wax Center, Inc. (Class A Stock)*	6,870	38,678
Frontdoor, Inc.*	81,435	4,799,779
Graham Holdings Co. (Class B Stock)	574	543,102
Grand Canyon Education, Inc.*	35,246	6,661,494
H&R Block, Inc.	18,997	1,042,745
Laureate Education, Inc. (Class A Stock)*	258,647	6,047,167
Lincoln Educational Services Corp.*	5,650	130,232
Matthews International Corp. (Class A Stock)	4,990	119,311
Mister Car Wash, Inc.*	31,174	187,356
OneSpaWorld Holdings Ltd. (Bahamas)	15,467	315,372
Perdoceo Education Corp.	104,351	3,411,234
Strategic Education, Inc.	3,579	304,680
Stride, Inc.*	32,205	4,675,844
Udemy, Inc.*	3,800	26,714
Universal Technical Institute, Inc.*	8,138	275,797

		41,503,189

Diversified REITs — 0.0%
American Assets Trust, Inc.	31,600	624,100

Diversified Telecommunication Services — 0.1%
Anterix, Inc.*	3,430	87,980
AST SpaceMobile, Inc.*(a)	21,279	994,368
ATN International, Inc.	1,716	27,885
Bandwidth, Inc. (Class A Stock)*	4,570	72,663
Globalstar, Inc.*	1,975	46,511
IDT Corp. (Class B Stock)	3,534	241,443
Iridium Communications, Inc.	14,755	445,158
Liberty Global Ltd. (Belgium) (Class A Stock)*	19,440	194,594
Liberty Global Ltd. (Belgium) (Class C Stock)*	19,113	197,055
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	5,367	32,739
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	21,566	134,141
Lumen Technologies, Inc.*	110,651	484,651

		2,959,188

Electric Utilities — 0.5%
Genie Energy Ltd. (Class B Stock)	4,329	116,364
Hawaiian Electric Industries, Inc.*	18,570	197,399
IDACORP, Inc.(a)	6,705	774,092

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (cont’d.)
MGE Energy, Inc.	5,510	$487,304
OGE Energy Corp.	58,493	2,595,919
Otter Tail Corp.(a)	17,599	1,356,707
Pinnacle West Capital Corp.	8,420	753,337
Portland General Electric Co.	41,196	1,673,794
TXNM Energy, Inc.	35,565	2,003,021

		9,957,937

Electrical Equipment — 1.5%
Acuity, Inc.	3,702	1,104,455
Allient, Inc.	2,306	83,731
American Superconductor Corp.*	4,289	157,363
Atkore, Inc.	19,372	1,366,695
Bloom Energy Corp. (Class A Stock)*(a)	15,783	377,529
EnerSys	35,332	3,030,426
Espey Mfg. & Electronics Corp.	510	23,312
Fluence Energy, Inc.*(a)	14,150	94,946
Generac Holdings, Inc.*	4,753	680,677
Hyliion Holdings Corp.*	8,830	11,656
LSI Industries, Inc.	5,140	87,431
Net Power, Inc.*	4,530	11,189
NEXTracker, Inc. (Class A Stock)*	74,875	4,070,954
nVent Electric PLC	7,138	522,858
Plug Power, Inc.*(a)	8,075	12,032
Powell Industries, Inc.(a)	1,753	368,919
Preformed Line Products Co.	759	121,296
Regal Rexnord Corp.	83,920	12,165,043
Sensata Technologies Holding PLC	143,288	4,314,402
Sunrun, Inc.*	28,173	230,455
Thermon Group Holdings, Inc.*	51,717	1,452,213
Ultralife Corp.*	4,900	44,002
Vicor Corp.*	4,386	198,949

		30,530,533

Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc.	5,792	767,440
Airgain, Inc.*	2,760	11,454
Arrow Electronics, Inc.*	35,271	4,494,584
Avnet, Inc.	88,847	4,715,999
Badger Meter, Inc.	4,385	1,074,106
Bel Fuse, Inc. (Class A Stock)	190	17,072
Bel Fuse, Inc. (Class B Stock)	1,667	162,849
Belden, Inc.	34,047	3,942,643
Benchmark Electronics, Inc.	43,580	1,692,211
Celestica, Inc. (Canada)*(a)	19,299	3,012,767
Climb Global Solutions, Inc.	880	94,081
Coda Octopus Group, Inc.*	2,180	17,832
Cognex Corp.	16,525	524,173
Coherent Corp.*	38,736	3,455,639
Crane NXT Co.(a)	32,857	1,770,992
CTS Corp.	4,777	203,548
Daktronics, Inc.*	8,178	123,651
ePlus, Inc.*	19,128	1,379,129
Evolv Technologies Holdings, Inc.*	6,490	40,498
Fabrinet (Thailand)*(a)	17,952	5,290,095
FARO Technologies, Inc.*	2,695	118,364
Frequency Electronics, Inc.	1,778	40,378
Identiv, Inc.*	3,640	11,866

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Insight Enterprises, Inc.*	4,829	$666,813
IPG Photonics Corp.*(a)	22,432	1,539,957
Itron, Inc.*	13,670	1,799,382
Kimball Electronics, Inc.*	51,140	983,422
Knowles Corp.*	13,657	240,636
Littelfuse, Inc.	2,838	643,460
Methode Electronics, Inc.	147,520	1,402,915
Mirion Technologies, Inc.*	146,110	3,145,748
M-Tron Industries, Inc.*	200	8,400
Napco Security Technologies, Inc.	5,282	156,823
nLight, Inc.*	8,320	163,738
Novanta, Inc.*	5,397	695,835
OSI Systems, Inc.*	22,611	5,084,309
Ouster, Inc.*	4,000	97,000
PAR Technology Corp.*(a)	107,252	7,440,071
PC Connection, Inc.	7,443	489,601
Plexus Corp.*	11,174	1,511,954
Powerfleet, Inc.*	14,180	61,116
Richardson Electronics Ltd.	1,900	18,335
Rogers Corp.*	2,489	170,447
Sanmina Corp.*	16,374	1,601,868
ScanSource, Inc.*	40,852	1,708,022
TD SYNNEX Corp.	2,625	356,213
TTM Technologies, Inc.*	15,522	633,608
Vishay Intertechnology, Inc.	95,814	1,521,526
Vishay Precision Group, Inc.*	2,061	57,914
Vontier Corp.	37,891	1,398,178

		66,558,662

Energy Equipment & Services — 1.5%
Archrock, Inc.	167,300	4,154,059
Aris Water Solutions, Inc. (Class A Stock)	41,301	976,769
Atlas Energy Solutions, Inc.(a)	5,560	74,337
Bristow Group, Inc.*	4,605	151,827
Cactus, Inc. (Class A Stock)	82,106	3,589,674
Core Laboratories, Inc.(a)	50,480	581,530
DMC Global, Inc.*	3,810	30,709
Energy Services of America Corp.	1,160	11,530
Expro Group Holdings NV*	152,900	1,313,411
Forum Energy Technologies, Inc.*	1,680	32,710
Geospace Technologies Corp.*	3,390	48,341
Gulf Island Fabrication, Inc.*	4,650	30,922
Helix Energy Solutions Group, Inc.*	23,734	148,100
Helmerich & Payne, Inc.	13,649	206,919
Innovex International, Inc.*(a)	76,490	1,194,774
Kodiak Gas Services, Inc.	5,743	196,813
Liberty Energy, Inc.	90,741	1,041,707
Mammoth Energy Services, Inc.*	5,570	15,596
Nabors Industries Ltd.*	1,710	47,914
National Energy Services Reunited Corp.*(a)	74,100	446,082
Natural Gas Services Group, Inc.*	2,477	63,931
Noble Corp. PLC	18,285	485,467
NOV, Inc.	135,048	1,678,647
Oceaneering International, Inc.*	14,245	295,156
Oil States International, Inc.*	173,865	931,916
Patterson-UTI Energy, Inc.	23,610	140,007

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
ProFrac Holding Corp. (Class A Stock)*(a)	115,460	$895,970
ProPetro Holding Corp.*	190,160	1,135,255
Ranger Energy Services, Inc. (Class A Stock)	2,720	32,477
RPC, Inc.(a)	205,394	971,514
SEACOR Marine Holdings, Inc.*	4,611	23,516
Seadrill Ltd. (Norway)*	7,794	204,592
Select Water Solutions, Inc. (Class A Stock)	118,536	1,024,151
Solaris Energy Infrastructure, Inc. (Class A Stock)(a)	94,685	2,678,639
TechnipFMC PLC (United Kingdom)	57,949	1,995,764
TETRA Technologies, Inc.*	22,252	74,767
Tidewater, Inc.*	33,769	1,557,764
Transocean Ltd.*(a)	107,544	278,539
Valaris Ltd.*(a)	8,465	356,461
Weatherford International PLC	28,892	1,453,556

		30,571,813

Entertainment — 0.1%
Atlanta Braves Holdings, Inc. (Class A Stock)*	1,747	85,970
Atlanta Braves Holdings, Inc. (Class C Stock)*	6,252	292,406
Cinemark Holdings, Inc.(a)	17,141	517,315
Eventbrite, Inc. (Class A Stock)*	12,310	32,375
Gaia, Inc.*	2,680	11,765
IMAX Corp.*	7,906	221,052
Madison Square Garden Entertainment Corp.*	5,983	239,141
Madison Square Garden Sports Corp.* .	2,338	488,525
Marcus Corp. (The)	4,292	72,363
Playstudios, Inc.*	6,110	8,004
Reservoir Media, Inc.*	3,490	26,768
Sphere Entertainment Co.*	3,955	165,319
Vivid Seats, Inc. (Class A Stock)*(a)	17,660	29,846

		2,190,849

Financial Services — 2.8%
Acacia Research Corp.*	10,610	37,984
Alerus Financial Corp.	3,800	82,232
AvidXchange Holdings, Inc.*	27,635	270,547
Cantaloupe, Inc.*	12,143	133,452
Cass Information Systems, Inc.	16,694	725,354
Enact Holdings, Inc.	39,149	1,454,385
Essent Group Ltd.	115,368	7,006,299
Euronet Worldwide, Inc.*	18,055	1,830,416
EVERTEC, Inc. (Puerto Rico)	45,111	1,626,251
Federal Agricultural Mortgage Corp. (Class C Stock)	36,518	7,094,717
Flywire Corp.*	13,501	157,962
International Money Express, Inc.*	73,576	742,382
Jackson Financial, Inc. (Class A Stock)	9,407	835,247
loanDepot, Inc. (Class A Stock)*	6,480	8,230
Marqeta, Inc. (Class A Stock)*	58,392	340,425
Merchants Bancorp	42,560	1,407,459
MGIC Investment Corp.	78,143	2,175,501
NCR Atleos Corp.*	5,506	157,086

	Shares	Value
COMMON STOCKS (continued)
Financial Services (cont’d.)
NMI Holdings, Inc.*	45,303	$1,911,334
Onity Group, Inc.*	1,388	52,980
Paymentus Holdings, Inc. (Class A Stock)*	276,446	9,053,606
Payoneer Global, Inc.*	48,314	330,951
Paysafe Ltd.*	6,830	86,195
Paysign, Inc.*	6,810	49,032
PennyMac Financial Services, Inc.	39,176	3,903,497
Priority Technology Holdings, Inc.*	1,760	13,693
Radian Group, Inc.	36,600	1,318,332
Remitly Global, Inc.*	68,691	1,289,330
Repay Holdings Corp.*	14,190	68,396
Security National Financial Corp. (Class A Stock)*	2,220	21,867
Shift4 Payments, Inc. (Class A Stock)*(a)	29,482	2,921,961
TFS Financial Corp.	19,160	248,122
Velocity Financial, Inc.*	1,290	23,917
Voya Financial, Inc.	61,270	4,350,170
Walker & Dunlop, Inc.	5,049	355,853
Waterstone Financial, Inc.	4,632	63,968
Western Union Co. (The)	157,595	1,326,950
WEX, Inc.*(a)	25,515	3,747,898

		57,223,981

Food Products — 1.1%
Alico, Inc.	1,412	46,144
B&G Foods, Inc.(a)	11,090	46,911
Bunge Global SA	3,892	312,450
Calavo Growers, Inc.	2,537	67,459
Cal-Maine Foods, Inc.	6,599	657,458
Conagra Brands, Inc.	15,146	310,039
Darling Ingredients, Inc.*	17,324	657,273
Dole PLC	7,170	100,308
Flowers Foods, Inc.	26,557	424,381
Fresh Del Monte Produce, Inc.	7,111	230,539
Freshpet, Inc.*(a)	46,893	3,186,848
Hain Celestial Group, Inc. (The)*	200,050	304,076
Ingredion, Inc	30,817	4,179,402
J&JSnackFoodsCorp.	2,882	326,848
J.M. Smucker Co. (The)	701	68,838
John B. Sanfilippo & Son, Inc.	15,311	968,268
Lamb Weston Holdings, Inc.(a)	11,204	580,927
Lancaster Colony Corp.	3,954	683,133
Lifeway Foods, Inc.*	545	13,434
Limoneira Co.	3,208	50,205
Mama’s Creations, Inc.*	5,420	44,986
Mission Produce, Inc.*	7,520	88,134
Nomad Foods Ltd. (United Kingdom)	135,671	2,305,050
Pilgrim’s Pride Corp.	4,641	208,752
Post Holdings, Inc.*(a)	8,234	897,753
Seaboard Corp.	126	360,511
Seneca Foods Corp. (Class A Stock)*	249	25,256
Simply Good Foods Co. (The)*	81,873	2,586,368
The Campbell’s Co.(a)	22,186	680,001
Tootsie Roll Industries, Inc.(a)	6,233	208,494
TreeHouse Foods, Inc.*	7,355	142,834
Utz Brands, Inc.	10,700	134,285
Vital Farms, Inc.*	6,824	262,860

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
WK Kellogg Co.(a)	66,627	$1,062,034

		22,222,259

Gas Utilities — 0.5%
Chesapeake Utilities Corp.	3,415	410,551
MDU Resources Group, Inc.	97,774	1,629,893
National Fuel Gas Co.	10,523	891,403
New Jersey Resources Corp.	15,140	678,575
Northwest Natural Holding Co.	31,841	1,264,724
ONE Gas, Inc	7,705	553,681
RGC Resources, Inc	1,820	40,732
Southwest Gas Holdings, Inc.	25,117	1,868,454
Spire, Inc.	23,511	1,716,068
UGI Corp.	21,623	787,510

		9,841,591

Ground Transportation — 0.3%
ArcBest Corp.	2,591	199,533
Avis Budget Group, Inc.*	726	122,730
Covenant Logistics Group, Inc.	3,352	80,817
FTAI Infrastructure, Inc.	12,950	79,902
Heartland Express, Inc.	75,010	648,086
Knight-Swift Transportation Holdings, Inc.	15,736	696,003
Landstar System, Inc.	3,829	532,308
Lyft, Inc. (Class A Stock)*	39,021	614,971
Marten Transport Ltd.	35,946	466,939
PAMT Corp.*	4,660	59,974
RXO, Inc.*	12,706	199,738
Ryder System, Inc.	4,156	660,804
Saia, Inc.*	1,688	462,495
Schneider National, Inc. (Class B Stock)(a)	37,256	899,732
Universal Logistics Holdings, Inc.	3,910	99,236
Werner Enterprises, Inc.	9,176	251,055

		6,074,323

Health Care Equipment & Supplies — 2.0%
Accuray, Inc.*	15,880	21,756
AngioDynamics, Inc.*	6,895	68,398
Artivion, Inc.*	5,818	180,940
AtriCure, Inc.*(a)	7,272	238,303
Avanos Medical, Inc.*	6,842	83,746
Axogen, Inc.*	7,689	83,426
Bioventus, Inc. (Class A Stock)*	7,360	48,723
Ceribell, Inc.*	175,000	3,277,750
CONMED Corp.	4,447	231,600
CVRx, Inc.*	1,050	6,174
DENTSPLY SIRONA, Inc.	23,614	374,990
Electromed, Inc.*	1,330	29,247
Embecta Corp.	7,140	69,187
Enovis Corp.*	7,440	233,318
Envista Holdings Corp.*	58,472	1,142,543
FONAR Corp.*	1,660	24,834
Glaukos Corp.*	27,632	2,854,109
Globus Medical, Inc. (Class A Stock)*	4,449	262,580
Haemonetics Corp.*(a)	47,925	3,575,684
ICU Medical, Inc.*	2,473	326,807

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Inmode Ltd.*	78,800	$1,137,872
Inogen, Inc.*	4,940	34,728
Inspire Medical Systems, Inc.*	56,767	7,366,654
Integer Holdings Corp.*	5,127	630,467
Integra LifeSciences Holdings Corp.*	9,365	114,909
iRadimed Corp.	1,850	110,611
iRhythm Technologies, Inc.*	25,929	3,992,029
Kewaunee Scientific Corp.*	340	19,958
Lantheus Holdings, Inc.*(a)	48,688	3,985,600
LeMaitre Vascular, Inc.	3,210	266,590
LENSAR, Inc.*	1,409	18,557
LivaNova PLC*	40,487	1,822,725
Masimo Corp.*	3,244	545,706
Merit Medical Systems, Inc.*	8,866	828,794
Neogen Corp.*	19,160	91,585
Omnicell, Inc.*	6,786	199,508
OraSure Technologies, Inc.*	6,831	20,493
Orthofix Medical, Inc.*	5,030	56,084
OrthoPediatrics Corp.*	3,459	74,299
Penumbra, Inc.*	1,614	414,201
Pro-Dex, Inc.*	550	24,002
Pulmonx Corp.*	5,610	14,530
QuidelOrtho Corp.*	5,762	166,061
RxSight, Inc.*	4,820	62,660
Sanara Medtech, Inc.*	580	16,466
Semler Scientific, Inc.*(a)	1,220	47,263
Sensus Healthcare, Inc.*	1,770	8,390
SI-BONE, Inc.*	4,970	93,535
Sight Sciences, Inc.*	4,080	16,850
STAAR Surgical Co.*	5,913	99,220
Surmodics, Inc.*	338	10,042
Tactile Systems Technology, Inc.*	2,723	27,611
Teleflex, Inc.	3,436	406,685
TransMedics Group, Inc.*	26,745	3,584,097
Treace Medical Concepts, Inc.*	3,630	21,344
UFP Technologies, Inc.*	1,111	271,262
Utah Medical Products, Inc.	12,497	711,329
Varex Imaging Corp.*	7,040	61,037
Zimvie, Inc.*	4,450	41,608
Zynex, Inc.*(a)	1,660	4,283

		40,553,760

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.*	64,152	1,455,609
AdaptHealth Corp.*	15,040	141,827
Addus HomeCare Corp.*	107,490	12,381,773
Astrana Health, Inc.*(a)	36,399	905,607
BrightSpring Health Services, Inc.*	625	14,744
Brookdale Senior Living, Inc.*	28,841	200,733
Castle Biosciences, Inc.*	4,740	96,791
Chemed Corp.	1,366	665,146
Community Health Systems, Inc.*	17,950	61,030
Concentra Group Holdings Parent, Inc.	42,885	882,145
CorVel Corp.*	8,331	856,260
DaVita, Inc.*	5,018	714,814
DocGo, Inc.*	3,530	5,542
Encompass Health Corp.	5,935	727,809
Enhabit, Inc.*	7,300	70,372
Ensign Group, Inc. (The)	8,700	1,342,062

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Fulgent Genetics, Inc.*	5,110	$101,587
GeneDx Holdings Corp.*	10,498	969,070
Guardant Health, Inc.*	103,526	5,387,493
HealthEquity, Inc.*	11,466	1,201,178
Henry Schein, Inc.*(a)	14,796	1,080,848
Hims & Hers Health, Inc.*(a)	18,901	942,215
InfuSystem Holdings, Inc.*	4,840	30,202
Joint Corp. (The)*	1,234	14,240
LifeStance Health Group, Inc.*	33,203	171,660
National HealthCare Corp.	2,342	250,617
National Research Corp.	30,260	508,368
NeoGenomics, Inc.*	19,006	138,934
Option Care Health, Inc.*	86,942	2,823,876
Owens & Minor, Inc.*	8,688	79,061
Pediatrix Medical Group, Inc.*	152,672	2,190,843
Pennant Group, Inc. (The)*	4,697	140,206
Performant Healthcare, Inc.*	8,490	33,960
Premier, Inc. (Class A Stock)	13,493	295,902
Privia Health Group, Inc.*	14,774	339,802
Progyny, Inc.*	10,061	221,342
RadNet, Inc.*	11,418	649,798
Select Medical Holdings Corp	68,121	1,034,077
Sonida Senior Living, Inc.*	680	16,966
Surgery Partners, Inc.*	17,833	396,428
Talkspace, Inc.*	22,130	61,521
U.S. Physical Therapy, Inc.	2,282	178,452

		39,780,910

Health Care Technology — 0.1%
Certara, Inc.*	20,876	244,249
Definitive Healthcare Corp.*	12,020	46,878
Doximity, Inc. (Class A Stock)*	9,765	598,985
Evolent Health, Inc. (Class A Stock)*	13,488	151,875
GoodRx Holdings, Inc. (Class A Stock)*.	12,470	62,101
Health Catalyst, Inc.*	9,980	37,625
HealthStream, Inc	4,474	123,795
OptimizeRx Corp.*	3,400	45,900
Phreesia, Inc.*	1,120	31,875
Schrodinger, Inc.*	5,180	104,221
Simulations Plus, Inc.	2,748	47,953
Teladoc Health, Inc.*	21,402	186,411
TruBridge, Inc.*	2,330	54,569

		1,736,437

Hotel & Resort REITs — 0.2%
DiamondRock Hospitality Co.	122,900	941,414
Park Hotels & Resorts, Inc.(a)	123,800	1,266,474
Pebblebrook Hotel Trust	130,600	1,304,694

		3,512,582

Hotels, Restaurants & Leisure — 3.0%
Accel Entertainment, Inc.*	88,210	1,038,232
Aramark	22,091	924,950
Biglari Holdings, Inc. (Class A Stock)*	20	28,007
Biglari Holdings, Inc. (Class B Stock)*	359	104,903
BJ’s Restaurants, Inc.*	3,419	152,487
Bloomin’ Brands, Inc.	145,575	1,253,401
Boyd Gaming Corp.	42,479	3,323,132

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Brinker International, Inc.*	7,051	$1,271,507
Caesars Entertainment, Inc.*	17,882	507,670
Cava Group, Inc.*(a)	23,580	1,986,143
Cheesecake Factory, Inc. (The)(a)	39,191	2,455,708
Choice Hotels International, Inc.(a)	5,521	700,504
Churchill Downs, Inc.	3,907	394,607
Cracker Barrel Old Country Store, Inc.	2,711	165,588
Dave & Buster’s Entertainment, Inc.*(a)	17,401	523,422
Denny’s Corp.*	235,650	966,165
Dine Brands Global, Inc.	2,320	56,446
Dutch Bros, Inc. (Class A Stock)*	69,110	4,725,051
El Pollo Loco Holdings, Inc.*	77,136	849,267
First Watch Restaurant Group, Inc.*	8,040	128,962
Full House Resorts, Inc.*	4,770	17,458
Global Business Travel Group, Inc.*(a)	11,300	71,190
Golden Entertainment, Inc.	2,450	72,104
Hilton Grand Vacations, Inc.*(a)	45,735	1,899,375
Inspired Entertainment, Inc.*	4,080	33,334
International Game Technology PLC	76,700	1,212,627
Krispy Kreme, Inc.	22,200	64,602
Kura Sushi USA, Inc. (Class A Stock)*(a)	1,820	156,666
Life Time Group Holdings, Inc.*	133,389	4,045,688
Light & Wonder, Inc.*(a)	7,907	761,128
Lindblad Expeditions Holdings, Inc.*	7,400	86,358
Lucky Strike Entertainment Corp. (Class A Stock)(a)	4,210	38,437
Marriott Vacations Worldwide Corp.(a)	26,331	1,903,995
Monarch Casino & Resort, Inc.	11,500	994,060
Nathan’s Famous, Inc.	683	75,526
Norwegian Cruise Line Holdings Ltd.*	31,766	644,214
Papa John’s International, Inc.	13,389	655,258
Penn Entertainment, Inc.*	12,812	228,950
Planet Fitness, Inc. (Class A Stock)*	28,830	3,143,911
Portillo’s, Inc. (Class A Stock)*(a)	8,870	103,513
Potbelly Corp.*	5,150	63,088
Pursuit Attractions & Hospitality, Inc.*	106,070	3,057,998
Red Rock Resorts, Inc. (Class A Stock)	5,531	287,778
Rush Street Interactive, Inc.*	5,001	74,515
Sabre Corp.*	54,060	170,830
Shake Shack, Inc. (Class A Stock)*	5,784	813,230
Soho House & Co., Inc. (United Kingdom)*	2,670	19,625
Sportradar Group AG (Switzerland) (Class A Stock)*	137,730	3,867,458
Sweetgreen, Inc. (Class A Stock)*	15,063	224,137
Target Hospitality Corp.*	3,640	25,917
Travel + Leisure Co.	37,469	1,933,775
United Parks & Resorts, Inc.*(a)	34,089	1,607,296
Vail Resorts, Inc.	3,809	598,508
Wendy’s Co. (The)	26,854	306,673
Wingstop, Inc.	1,395	469,752
Wyndham Hotels & Resorts, Inc.(a)	104,929	8,521,284
Wynn Resorts Ltd.(a)	7,698	721,072

		60,527,482

Household Durables — 1.1%
Bassett Furniture Industries, Inc.	2,380	36,176
Beazer Homes USA, Inc.*	110,890	2,480,609

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (cont’d.)
Cavco Industries, Inc.*	5,040	$2,189,527
Century Communities, Inc.	14,933	841,027
Champion Homes, Inc.*	8,309	520,227
Cricut, Inc. (Class A Stock)	2,990	20,242
Dream Finders Homes, Inc. (Class A Stock)*	4,400	110,572
Ethan Allen Interiors, Inc.	3,854	107,334
Flexsteel Industries, Inc.	1,010	36,390
Green Brick Partners, Inc.*	12,914	812,032
Hamilton Beach Brands Holding Co. (Class A Stock)	2,460	44,009
Helen of Troy Ltd.*	27,410	777,896
Hooker Furnishings Corp.	2,690	28,460
Installed Building Products, Inc.(a)	14,368	2,590,838
KB Home	11,096	587,755
La-Z-Boy, Inc.	6,385	237,330
Legacy Housing Corp.*	30,170	683,652
Leggett & Platt, Inc.	99,734	889,627
LGI Homes, Inc.*	12,063	621,486
Lifetime Brands, Inc.	4,000	20,400
Lovesac Co. (The)*	2,906	52,889
M/I Homes, Inc.*	6,000	672,720
Mohawk Industries, Inc.*	7,090	743,316
Newell Brands, Inc.	48,911	264,119
Somnigroup International, Inc.(a)	11,534	784,889
Sonos, Inc.*	17,775	192,148
Taylor Morrison Home Corp.*	57,605	3,538,099
Toll Brothers, Inc.	3,600	410,868
TopBuild Corp.*	2,075	671,761
Traeger, Inc.*	5,360	9,166
Tri Pointe Homes, Inc.*	43,754	1,397,940
Universal Electronics, Inc.*	2,730	18,073
Whirlpool Corp.(a)	5,935	601,928

		22,993,505

Household Products — 0.1%
Central Garden & Pet Co.*(a)	18,116	637,321
Central Garden & Pet Co. (Class A Stock)*	7,479	234,018
Energizer Holdings, Inc.	34,211	689,694
Oil-Dri Corp. of America	1,592	93,912
Reynolds Consumer Products, Inc.	19,747	422,981
WD-40 Co.	1,951	445,003

		2,522,929

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	56,759	597,104
Clearway Energy, Inc. (Class A Stock)	4,330	131,026
Clearway Energy, Inc. (Class C Stock)	11,091	354,912
Montauk Renewables, Inc.*	17,490	38,828
Ormat Technologies, Inc.	9,246	774,445

		1,896,315

Industrial REITs — 0.1%
First Industrial Realty Trust, Inc.(a)	28,384	1,366,122

Insurance — 3.7%
Ambac Financial Group, Inc.*	83,740	594,554
American Coastal Insurance Corp.	3,610	40,143

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
AMERISAFE, Inc.	2,841	$124,237
Assurant, Inc.	1,830	361,407
Assured Guaranty Ltd.	78,136	6,805,646
Axis Capital Holdings Ltd.	51,570	5,353,997
Baldwin Insurance Group, Inc. (The) (Class A Stock)*(a)	9,753	417,526
Brighthouse Financial, Inc.*	8,902	478,661
Citizens, Inc.*(a)	2,590	9,039
CNO Financial Group, Inc.	38,532	1,486,565
Crawford & Co. (Class A Stock)	5,840	61,787
Donegal Group, Inc. (Class A Stock)	5,030	100,726
eHealth, Inc.*	5,050	21,967
Employers Holdings, Inc.	61,032	2,879,490
F&G Annuities & Life, Inc.	37,520	1,199,890
Fidelis Insurance Holdings Ltd. (United Kingdom)	5,450	90,361
First American Financial Corp.	63,432	3,894,090
Genworth Financial, Inc. (Class A Stock)*	60,437	470,200
Globe Life, Inc.	5,715	710,317
Goosehead Insurance, Inc. (Class A Stock)	3,011	317,691
Greenlight Capital Re Ltd. (Class A Stock)*	5,895	84,711
Hagerty, Inc. (Class A Stock)*	3,950	39,934
Hanover Insurance Group, Inc. (The)	12,279	2,085,834
HCI Group, Inc.	21,735	3,308,067
Heritage Insurance Holdings, Inc.*	5,170	128,940
Hippo Holdings, Inc.*	1,480	41,336
Horace Mann Educators Corp.	35,019	1,504,766
Investors Title Co.	286	60,432
James River Group Holdings Ltd.	7,070	41,430
Kemper Corp.	81,477	5,258,526
Kingstone Cos., Inc.*	2,670	41,145
Kinsale Capital Group, Inc.(a)	1,028	497,449
Lemonade, Inc.*	244	10,690
Lincoln National Corp.	37,097	1,283,556
Mercury General Corp.	15,320	1,031,649
NI Holdings, Inc.*	1,170	14,906
Old Republic International Corp.	23,537	904,762
Oscar Health, Inc. (Class A Stock)*(a)	24,441	524,015
Palomar Holdings, Inc.*	26,276	4,053,073
Primerica, Inc.	3,386	926,647
ProAssurance Corp.*	8,765	200,105
RLI Corp.	13,466	972,515
Root, Inc. (Class A Stock)*	731	93,546
Safety Insurance Group, Inc.	122,257	9,705,983
Selective Insurance Group, Inc.	18,666	1,617,409
Selectquote, Inc.*	10,340	24,609
SiriusPoint Ltd. (Sweden)*	16,503	336,496
Skyward Specialty Insurance Group, Inc.*	64,757	3,742,307
Slide Insurance Holdings, Inc.*	68,829	1,490,836
Stewart Information Services Corp.	17,211	1,120,436
Tiptree, Inc.	5,878	138,603
Trupanion, Inc.*	5,166	285,938
United Fire Group, Inc.	15,240	437,388
Universal Insurance Holdings, Inc.	3,902	108,202

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
White Mountains Insurance Group Ltd.	3,290	$5,907,919

		73,442,454

Interactive Media & Services — 0.4%
Bumble, Inc. (Class A Stock)*	13,600	89,624
Cargurus, Inc.*	79,517	2,661,434
Cars.com, Inc.*	9,667	114,554
EverQuote, Inc. (Class A Stock)*	4,093	98,969
Getty Images Holdings, Inc.*(a)	12,550	20,833
Match Group, Inc.	26,971	833,134
MediaAlpha, Inc. (Class A Stock)*	1,121	12,275
Nextdoor Holdings, Inc.*	25,550	42,413
Outbrain, Inc.*	2,710	6,721
QuinStreet, Inc.*	8,382	134,950
Shutterstock, Inc.	75,710	1,435,462
Travelzoo*	1,790	22,787
TripAdvisor, Inc.*	15,843	206,751
TrueCar, Inc.*	21,390	40,641
Vimeo, Inc.*	26,250	106,050
Yelp, Inc.*	9,142	313,296
Ziff Davis, Inc.*	6,067	183,648
ZoomInfo Technologies, Inc.*	123,513	1,249,951

		7,573,493

IT Services — 0.4%
Amdocs Ltd.	8,061	735,486
ASGN, Inc.*	71,064	3,548,225
CSP, Inc.	1,550	20,057
DigitalOcean Holdings, Inc.*	10,965	313,160
DXC Technology Co.*	25,846	395,185
EPAM Systems, Inc.*	3,428	606,139
Globant SA*(a)	4,233	384,526
Grid Dynamics Holdings, Inc.*	12,245	141,430
Hackett Group, Inc. (The)	51,264	1,303,131
Information Services Group, Inc.	8,140	39,072
Kyndryl Holdings, Inc.*	30,991	1,300,382
Unisys Corp.*	12,490	56,580

		8,843,373

Leisure Products — 0.4%
Acushnet Holdings Corp.(a)	9,140	665,575
American Outdoor Brands, Inc.*	2,348	24,537
Brunswick Corp.	34,460	1,903,571
Clarus Corp.	4,520	15,684
Escalade, Inc.	3,210	44,876
Funko, Inc. (Class A Stock)*	8,620	41,031
Hasbro, Inc.	15,131	1,116,971
JAKKS Pacific, Inc.	1,780	36,988
Johnson Outdoors, Inc. (Class A Stock)	25,790	780,663
Latham Group, Inc.*	11,430	72,923
Malibu Boats, Inc. (Class A Stock)*	3,242	101,604
Marine Products Corp.	5,730	48,762
MasterCraft Boat Holdings, Inc.*(a)	2,550	47,379
Mattel, Inc.*	37,599	741,452
Polaris, Inc.(a)	40,874	1,661,528
Smith & Wesson Brands, Inc.	6,428	55,795
Sturm Ruger & Co., Inc.	1,260	45,234
Topgolf Callaway Brands Corp.*	23,513	189,280

	Shares	Value
COMMON STOCKS (continued)
Leisure Products (cont’d.)
YETI Holdings, Inc.*	11,495	$362,323

		7,956,176

Life Sciences Tools & Services — 0.6%
Adaptive Biotechnologies Corp.*	16,430	191,410
Avantor, Inc.*	33,808	455,056
Azenta, Inc.*	6,840	210,535
BioLife Solutions, Inc.*	7,580	163,273
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,777	428,826
Bio-Techne Corp.	12,313	633,504
Bruker Corp.	10,129	417,315
Charles River Laboratories International, Inc.*	4,529	687,185
Codexis, Inc.*	8,880	21,667
CryoPort, Inc.*	7,750	57,815
Cytek Biosciences, Inc.*	17,830	60,622
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	12,390	29,860
MaxCyte, Inc.*	12,450	27,141
Medpace Holdings, Inc.*(a)	1,905	597,903
Mesa Laboratories, Inc.	701	66,048
Niagen Bioscience, Inc.*	1,790	25,794
OmniAb, Inc.*	13,228	23,017
Personalis, Inc.*	5,380	35,293
Quanterix Corp.*	3,992	26,547
Repligen Corp.*	4,493	558,839
Seer, Inc.*	5,000	10,700
Sotera Health Co.*	32,395	360,232
Stevanato Group SpA (Italy)(a)	290,000	7,084,700

		12,173,282

Machinery — 5.0%
3D Systems Corp.*(a)	12,210	18,803
AGCO Corp.	7,176	740,276
Alamo Group, Inc.	1,813	395,923
Albany International Corp. (Class A Stock)	22,981	1,611,658
Allison Transmission Holdings, Inc.	10,465	994,070
Astec Industries, Inc.	3,376	140,745
Atmus Filtration Technologies, Inc.	85,614	3,118,062
Blue Bird Corp.*	23,730	1,024,187
Chart Industries, Inc.*	33,881	5,578,507
Columbus McKinnon Corp.	44,457	678,858
Crane Co.	28,137	5,342,935
Donaldson Co., Inc.	9,417	653,069
Douglas Dynamics, Inc.	41,784	1,231,374
Eastern Co. (The)	1,520	34,686
Energy Recovery, Inc.*	8,645	110,483
Enerpac Tool Group Corp.	8,191	332,227
Enpro, Inc.	3,242	621,005
Esab Corp.	103,923	12,527,918
ESCO Technologies, Inc.	21,469	4,119,257
Federal Signal Corp.	31,086	3,308,172
Flowserve Corp.	64,231	3,362,493
Franklin Electric Co., Inc.	6,963	624,860
FreightCar America, Inc.*	1,140	9,827
Gates Industrial Corp. PLC*	178,094	4,101,505
Gencor Industries, Inc.*	3,440	48,160

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Gorman-Rupp Co. (The)	3,789	$139,132
Graham Corp.*	1,830	90,603
Greenbrier Cos., Inc. (The)	30,394	1,399,644
Helios Technologies, Inc.	5,056	168,719
Hillenbrand, Inc.	64,992	1,304,389
Hillman Solutions Corp.*	21,729	155,145
Hurco Cos., Inc.*	1,450	27,405
Hyster-Yale, Inc.	2,380	94,676
ITT, Inc.	48,570	7,617,233
JBT Marel Corp.	93,218	11,210,397
Kadant, Inc.(a)	1,655	525,380
Kennametal, Inc.	44,866	1,030,123
L.B. Foster Co. (Class A Stock)*	14,021	306,639
Lincoln Electric Holdings, Inc.	723	149,892
Lindsay Corp.	8,639	1,246,176
Luxfer Holdings PLC (United Kingdom)	3,660	44,579
Manitowoc Co., Inc. (The)*	3,307	39,750
Mayville Engineering Co., Inc.*	2,270	36,229
Middleby Corp. (The)*(a)	5,647	813,168
Miller Industries, Inc.(a)	14,478	643,692
Mueller Industries, Inc.	15,400	1,223,838
Mueller Water Products, Inc. (Class A Stock)	23,829	572,849
NN, Inc.*	8,590	18,039
Omega Flex, Inc.	1,850	59,903
Oshkosh Corp.	8,186	929,438
Park-Ohio Holdings Corp.	2,910	51,973
Perma-Pipe International Holdings, Inc.*	2,080	47,570
Proto Labs, Inc.*	19,745	790,590
RBC Bearings, Inc.*(a)	17,126	6,590,085
REV Group, Inc.	17,857	849,815
Shyft Group, Inc. (The)	5,311	66,600
SPX Technologies, Inc.*	15,890	2,664,435
Standex International Corp.	1,760	275,405
Stanley Black & Decker, Inc.	1,517	102,777
Tennant Co.	15,527	1,203,032
Terex Corp.	9,055	422,778
Timken Co. (The)	27,989	2,030,602
Titan International, Inc.*	7,535	77,384
Toro Co. (The)	7,744	547,346
Trinity Industries, Inc.	11,892	321,203
Twin Disc, Inc.	2,870	25,342
Wabash National Corp.	122,094	1,297,859
Watts Water Technologies, Inc. (Class A Stock)	3,922	964,381
Worthington Enterprises, Inc.	25,919	1,649,485

		100,554,760

Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd. (Monaco)*	3,460	29,998
Costamare, Inc. (Monaco)	17,300	157,603
Genco Shipping & Trading Ltd.	5,724	74,813
Kirby Corp.*	7,571	858,627
Matson, Inc.	28,127	3,131,941
Pangaea Logistics Solutions Ltd.	6,150	28,905

		4,281,887

	Shares	Value
COMMON STOCKS (continued)
Media — 1.2%
Advantage Solutions, Inc.*	24,590	$32,459
Altice USA, Inc. (Class A Stock)*	34,460	73,744
AMC Networks, Inc. (Class A Stock)*	4,850	30,410
Boston Omaha Corp. (Class A Stock)*	5,310	74,552
Cable One, Inc.	560	76,054
Cardlytics, Inc.*	7,160	11,778
DoubleVerify Holdings, Inc.*	18,930	283,382
EchoStar Corp. (Class A Stock)*	674	18,670
Emerald Holding, Inc.(a)	80,978	392,743
Entravision Communications Corp. (Class A Stock)	15,860	36,795
Gambling.com Group Ltd. (Malta)*	4,420	52,554
Gannett Co., Inc.*	20,063	71,826
Gray Media, Inc.	13,058	59,153
Integral Ad Science Holding Corp.*	19,280	160,217
John Wiley & Sons, Inc. (Class A Stock)	6,589	294,067
Liberty Broadband Corp. (Class A Stock)*	910	89,016
Liberty Broadband Corp. (Class C Stock)*	2,330	229,225
Magnite, Inc.*(a)	536,045	12,929,406
National CineMedia, Inc.	44,140	213,858
New York Times Co. (The) (Class A Stock)	18,959	1,061,325
Nexstar Media Group, Inc.	3,973	687,130
PubMatic, Inc. (Class A Stock)*	4,448	55,333
Saga Communications, Inc. (Class A Stock)	970	12,610
Scholastic Corp.	3,590	75,318
Sinclair, Inc.	6,580	90,936
Stagwell, Inc.*	472,118	2,124,531
TEGNA, Inc.	267,736	4,487,255
Thryv Holdings, Inc.*	5,250	63,840

		23,788,187

Metals & Mining — 0.8%
Alcoa Corp.	22,849	674,274
Alpha Metallurgical Resources, Inc.*	1,566	176,144
Ascent Industries Co.*	2,140	26,985
Caledonia Mining Corp. PLC (South Africa)	1,900	36,708
Carpenter Technology Corp.(a)	24,396	6,742,567
Century Aluminum Co.*	14,225	256,335
Cleveland-Cliffs, Inc.*	58,461	444,304
Coeur Mining, Inc.*	59,407	526,346
Commercial Metals Co.	17,180	840,274
Compass Minerals International, Inc.*	4,616	92,735
Constellium SE*	36,600	486,780
Dakota Gold Corp.*	8,380	30,922
Friedman Industries, Inc.(a)	1,970	32,623
Hecla Mining Co.	97,820	585,942
Idaho Strategic Resources, Inc.*	930	12,164
Ivanhoe Electric, Inc.*	4,218	38,257
Kaiser Aluminum Corp.	2,470	197,353
Materion Corp.	3,087	245,015
McEwen Mining, Inc. (Canada)*	5,250	50,453
Metallus, Inc.*	4,961	76,449
MP Materials Corp.*(a)	16,442	547,025

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Nexa Resources SA (Brazil)	7,220	$35,811
Olympic Steel, Inc.	1,298	42,302
Pan American Silver Corp. (Canada)	104,005	2,953,742
Radius Recycling, Inc.	2,923	86,784
Ramaco Resources, Inc. (Class A Stock)	6,170	81,074
Ramaco Resources, Inc. (Class B Stock)	151	1,235
Royal Gold, Inc.	4,352	773,960
Ryerson Holding Corp.	5,206	112,293
SunCoke Energy, Inc.	12,854	110,416
Tredegar Corp.*	7,040	61,952
Warrior Met Coal, Inc.	3,305	151,468
Worthington Steel, Inc.	1,874	55,901

		16,586,593

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate
Finance, Inc.	65,100	630,168
Ares Commercial Real Estate Corp.(a)	125,600	599,112
BrightSpire Capital, Inc.(a)	142,100	717,605
Claros Mortgage Trust, Inc.	107,000	304,950
Granite Point Mortgage Trust, Inc.	105,579	260,780
PennyMac Mortgage Investment Trust(a)	125,322	1,611,641
Redwood Trust, Inc.(a)	272,576	1,610,924
Starwood Property Trust, Inc.(a)	73,898	1,483,133

		7,218,313

Multi-Utilities — 0.3%
Avista Corp.	40,395	1,532,990
Black Hills Corp.	29,534	1,656,858
Northwestern Energy Group, Inc.	28,494	1,461,742
Unitil Corp.	12,698	662,201

		5,313,791

Office REITs — 0.2%
Cousins Properties, Inc.	81,261	2,440,268
Empire State Realty Trust, Inc. (Class A Stock)	153,400	1,241,006

		3,681,274

Oil, Gas & Consumable Fuels — 4.0%
Amplify Energy Corp.*	8,000	25,600
Antero Midstream Corp.	65,627	1,243,632
Antero Resources Corp.*	17,329	698,012
APA Corp.	31,655	578,970
Ardmore Shipping Corp. (Ireland)	6,450	61,920
Baytex Energy Corp. (Canada)(a)	663,089	1,186,929
Berry Corp.	13,920	38,558
California Resources Corp.	23,484	1,072,514
Cameco Corp. (Canada)(a)	48,239	3,580,781
Centrus Energy Corp. (Class A Stock)*	2,399	439,449
Chord Energy Corp.	735	71,185
Civitas Resources, Inc.	8,225	226,352
Clean Energy Fuels Corp.*	32,133	62,659
CNX Resources Corp.*	21,963	739,714
Comstock Resources, Inc.*(a)	37,445	1,036,103

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Core Natural Resources, Inc.	3,978	$277,426
Crescent Energy Co. (Class A Stock)	157,998	1,358,783
CVR Energy, Inc.	76,754	2,060,845
Delek US Holdings, Inc.	101,111	2,141,531
DHT Holdings, Inc.	24,651	266,477
Dorian LPG Ltd.	6,349	154,789
DT Midstream, Inc.	8,905	978,749
Encore Energy Corp. (Canada)*	6,920	19,791
Epsilon Energy Ltd.	3,100	22,878
Evolution Petroleum Corp.	7,920	37,224
Excelerate Energy, Inc. (Class A Stock) .	188,590	5,529,459
FutureFuel Corp.	8,200	31,816
Granite Ridge Resources, Inc.	10,500	66,885
Green Plains, Inc.*	7,680	46,310
Gulfport Energy Corp.*	21,843	4,394,156
Hallador Energy Co.*	5,750	91,022
HF Sinclair Corp.	18,074	742,480
HighPeak Energy, Inc.(a)	2,890	28,322
Infinity Natural Resources, Inc. (Class A Stock)*(a)	209,560	3,837,044
International Seaways, Inc.(a)	25,222	920,099
Kinetik Holdings, Inc.	6,695	294,915
Kosmos Energy Ltd. (Ghana)*(a)	721,982	1,241,809
Magnolia Oil & Gas Corp. (Class A Stock)(a)	180,792	4,064,204
Matador Resources Co.	95,486	4,556,592
Murphy Oil Corp.(a)	72,737	1,636,582
NACCO Industries, Inc. (Class A Stock).	1,370	60,705
NextDecade Corp.*(a)	155,200	1,382,832
Nordic American Tankers Ltd.	35,530	93,444
Northern Oil & Gas, Inc.(a)	58,135	1,648,127
Ovintiv, Inc.	18,843	716,976
Par Pacific Holdings, Inc.*	89,510	2,374,700
PBF Energy, Inc. (Class A Stock)	85,451	1,851,723
Peabody Energy Corp.	15,134	203,098
Permian Resources Corp.	32,282	439,681
PrimeEnergy Resources Corp.*	170	24,885
Range Resources Corp.	74,091	3,013,281
REX American Resources Corp.*	33,186	1,616,490
Riley Exploration Permian, Inc.	1,210	31,738
Scorpio Tankers, Inc. (Monaco)	6,737	263,619
SFL Corp. Ltd. (Norway)	22,729	189,333
Sitio Royalties Corp. (Class A Stock)	8,370	153,841
SM Energy Co.	14,519	358,764
South Bow Corp. (Canada)(a)	95,673	2,478,887
Talos Energy, Inc.*	193,566	1,641,440
Teekay Corp. Ltd. (Bermuda)	12,438	102,613
Teekay Tankers Ltd. (Canada) (Class A Stock)	4,151	173,180
Uranium Energy Corp.*(a)	460,938	3,134,378
VAALCO Energy, Inc.	333,590	1,204,260
Viper Energy, Inc.(a)	133,383	5,085,894
Vital Energy, Inc.*(a)	81,700	1,314,553
Vitesse Energy, Inc.(a)	3,530	77,978
World Kinect Corp.(a)	178,162	5,050,893

		80,549,879

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	3,230	87,985

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products (cont’d.)
Louisiana-Pacific Corp.	10,593	$910,892
Magnera Corp.*	1,193	14,411
Mercer International, Inc. (Germany)	10,501	36,754
Sylvamo Corp.	15,845	793,835

		1,843,877

Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	17,074	844,821
Allegiant Travel Co.*	2,867	157,542
American Airlines Group, Inc.*	50,077	561,864
Blade Air Mobility, Inc.*	8,840	35,625
Copa Holdings SA (Panama) (Class A Stock)	4,146	455,936
Frontier Group Holdings, Inc.*	15,420	55,975
JetBlue Airways Corp.*	53,492	226,271
SkyWest, Inc.*	6,181	636,457
Sun Country Airlines Holdings, Inc.*	41,980	493,265

		3,467,756

Personal Care Products — 0.5%
BellRing Brands, Inc.*	71,291	4,129,888
Coty, Inc. (Class A Stock)*	83,383	387,731
Edgewell Personal Care Co.	28,496	667,091
elf Beauty, Inc.*(a)	8,675	1,079,517
Herbalife Ltd.*	12,140	104,647
Honest Co., Inc. (The)*	14,860	75,637
Interparfums, Inc.	7,680	1,008,461
Lifevantage Corp.(a)	3,800	49,704
Nature’s Sunshine Products, Inc.*	3,830	56,646
Oddity Tech Ltd. (Israel) (Class A Stock)*(a)	29,209	2,204,403
Olaplex Holdings, Inc.*	18,070	25,298
USANA Health Sciences, Inc.*	3,081	94,063

		9,883,086

Pharmaceuticals — 1.4%
Aclaris Therapeutics, Inc.*	6,720	9,542
Alumis, Inc.*(a)	2,108	6,324
Amneal Pharmaceuticals, Inc.*	42,645	344,998
Amphastar Pharmaceuticals, Inc.*	43,568	1,000,321
Amylyx Pharmaceuticals, Inc.*	2,560	16,410
ANI Pharmaceuticals, Inc.*	12,048	786,132
Arvinas, Inc.*	8,501	62,567
Atea Pharmaceuticals, Inc.*	6,270	22,572
Axsome Therapeutics, Inc.*	13,709	1,431,083
Biote Corp. (Class A Stock)*	4,170	16,763
Collegium Pharmaceutical, Inc.*	4,747	140,369
Corcept Therapeutics, Inc.*	36,119	2,651,135
Edgewise Therapeutics, Inc.*(a)	75,379	988,219
Elanco Animal Health, Inc.*	62,299	889,630
EyePoint Pharmaceuticals, Inc.*	1,530	14,397
Fulcrum Therapeutics, Inc.*	11,430	78,638
Harmony Biosciences Holdings, Inc.*	45,690	1,443,804
Harrow, Inc.*	409	12,491
Innoviva, Inc.*	9,292	186,676
Jazz Pharmaceuticals PLC*	7,013	744,220
LENZ Therapeutics, Inc.*	530	15,534
Ligand Pharmaceuticals, Inc.*	2,612	296,932

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Nuvation Bio, Inc.*(a)	13,420	$26,169
Organon & Co.	30,279	293,101
Pacira BioSciences, Inc.*	6,312	150,857
Perrigo Co. PLC	18,151	484,995
Phibro Animal Health Corp. (Class A Stock)	4,046	103,335
Pliant Therapeutics, Inc.*(a)	7,400	8,584
Prestige Consumer Healthcare, Inc.*	7,558	603,506
Septerna, Inc.*(a)	124,940	1,320,616
SIGA Technologies, Inc.(a)	100,394	654,569
Supernus Pharmaceuticals, Inc.*	7,714	243,145
Tarsus Pharmaceuticals, Inc.*(a)	28,107	1,138,615
Terns Pharmaceuticals, Inc.*	9,180	34,241
Theravance Biopharma, Inc.*	5,080	56,032
Third Harmonic Bio, Inc.*	2,350	12,761
Trevi Therapeutics, Inc.*	2,840	15,535
Verona Pharma PLC (United Kingdom), ADR*	99,842	9,443,056
Viatris, Inc.	23,593	210,685
WaVe Life Sciences Ltd.*	197,329	1,282,639

		27,241,198

Professional Services — 2.6%
Alight, Inc. (Class A Stock)	61,857	350,111
Barrett Business Services, Inc.	3,609	150,459
BGSF, Inc.*	1,870	11,912
BlackSky Technology, Inc.*	1,150	23,667
CACI International, Inc. (Class A Stock)*	1,756	837,085
CBIZ, Inc.*	2,970	212,979
Clarivate PLC*(a)	81,478	350,355
Concentrix Corp.(a)	47,113	2,490,158
Conduent, Inc.*	28,013	73,954
CRA International, Inc.	1,034	193,741
CSG Systems International, Inc.	4,613	301,275
Dayforce, Inc.*(a)	10,842	600,538
Dun & Bradstreet Holdings, Inc.	48,641	442,147
ExlService Holdings, Inc.*	58,422	2,558,299
Exponent, Inc.	75,529	5,642,772
First Advantage Corp.*(a)	216,266	3,592,178
Forrester Research, Inc.*	33,180	328,482
Franklin Covey Co.*	16,806	383,513
FTI Consulting, Inc.*	4,829	779,884
Genpact Ltd.	18,189	800,498
Heidrick & Struggles International, Inc.	26,566	1,215,660
Huron Consulting Group, Inc.*	19,401	2,668,414
IBEX Holdings Ltd.*	2,160	62,856
ICF International, Inc.	2,611	221,178
Innodata, Inc.*(a)	4,470	228,953
Insperity, Inc.	20,043	1,204,985
KBR, Inc.	70,898	3,398,850
Kelly Services, Inc. (Class A Stock)	149,328	1,748,631
Kforce, Inc.	31,545	1,297,446
Korn Ferry	25,888	1,898,367
Legalzoom.com, Inc.*	21,900	195,129
ManpowerGroup, Inc.	34,422	1,390,649
Mastech Digital, Inc.*	1,560	11,185
Maximus, Inc.	49,289	3,460,088
Mistras Group, Inc.*	5,322	42,629

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (cont’d.)
NV5 Global, Inc.*	9,814	$226,605
Parsons Corp.*(a)	78,920	5,664,088
Paylocity Holding Corp.*	3,602	652,646
Planet Labs PBC*	202,002	1,232,212
RCM Technologies, Inc.*	1,540	36,298
Resources Connection, Inc.	157,830	847,547
Robert Half, Inc.	9,523	390,919
Science Applications International Corp.	11,432	1,287,358
TaskUS, Inc. (Philippines) (Class A Stock)*	2,900	48,604
TriNet Group, Inc.	6,156	450,250
TrueBlue, Inc.*	137,768	892,737
Upwork, Inc.*	17,371	233,466
Verra Mobility Corp.*	21,229	539,004
Willdan Group, Inc.*	2,210	138,147

		51,808,908

Real Estate Management & Development — 0.3%
AMREP Corp.*	520	10,884
Anywhere Real Estate, Inc.*	14,040	50,825
Compass, Inc. (Class A Stock)*	42,682	268,043
Cushman & Wakefield PLC*	173,235	1,917,711
Douglas Elliman, Inc.*	198,470	460,450
eXp World Holdings, Inc.	11,020	100,282
Five Point Holdings LLC (Class A Stock)*	9,610	52,855
Forestar Group, Inc.*	7,001	140,020
FRP Holdings, Inc.*	2,778	74,700
Howard Hughes Holdings, Inc.*(a)	6,945	468,788
Jones Lang LaSalle, Inc.*	47	12,022
Kennedy-Wilson Holdings, Inc.	20,610	140,148
Marcus & Millichap, Inc.	25,041	769,009
Maui Land & Pineapple Co., Inc.*	2,882	52,424
Newmark Group, Inc. (Class A Stock)	20,622	250,557
Opendoor Technologies, Inc.*(a)	46,181	24,614
RE/MAX Holdings, Inc. (Class A Stock)*	3,610	29,530
RMR Group, Inc. (The) (Class A Stock)	43,000	703,050
Seritage Growth Properties (Class A Stock)*(a)	148,600	457,688
St. Joe Co. (The)	8,502	405,545
Stratus Properties, Inc.*	1,810	34,173
Tejon Ranch Co.*	3,633	61,616

		6,484,934

Retail REITs — 0.0%
Alexander’s, Inc.	2,800	630,896

Semiconductors & Semiconductor Equipment — 3.0%
Aehr Test Systems*(a)	5,490	70,986
Allegro MicroSystems, Inc. (Japan)*	19,641	671,526
Alpha & Omega Semiconductor Ltd.*	4,958	127,222
Ambarella, Inc.*	4,262	281,569
Amkor Technology, Inc.	33,030	693,300
Amtech Systems, Inc.*	2,960	13,142
Astera Labs, Inc.*(a)	49,994	4,520,457
Axcelis Technologies, Inc.*(a)	37,357	2,603,409
CEVA, Inc.*	3,921	86,184

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Cirrus Logic, Inc.*	23,446	$2,444,363
Cohu, Inc.*	5,870	112,939
Credo Technology Group Holding Ltd.*	142,912	13,232,222
Diodes, Inc.*	22,892	1,210,758
Enphase Energy, Inc.*	8,216	325,764
Everspin Technologies, Inc.*	2,880	18,115
FormFactor, Inc.*	11,231	386,459
GSI Technology, Inc.*	5,130	17,237
Ichor Holdings Ltd.*	5,191	101,951
indie Semiconductor, Inc. (China) (Class A Stock)*(a)	19,190	68,316
inTEST Corp.*	2,310	16,817
Kulicke & Soffa Industries, Inc. (Singapore)	7,932	274,447
Lattice Semiconductor Corp.*	132,524	6,492,351
MACOM Technology Solutions Holdings, Inc.*	62,697	8,983,853
Magnachip Semiconductor Corp. (South Korea)*	8,820	35,104
MaxLinear, Inc.*	8,974	127,521
MKS, Inc.	5,685	564,862
NVE Corp.	829	61,023
Onto Innovation, Inc.*(a)	30,695	3,098,046
PDF Solutions, Inc.*	6,290	134,480
Penguin Solutions, Inc.*	8,261	163,650
Photronics, Inc.*	134,598	2,534,480
Power Integrations, Inc.	8,036	449,212
Qorvo, Inc.*	26,974	2,290,362
Rambus, Inc.*	14,092	902,170
Semtech Corp.*	292	13,181
Silicon Laboratories, Inc.*	4,031	594,008
SiTime Corp.*	25,845	5,507,053
SkyWater Technology, Inc.*(a)	3,170	31,193
Skyworks Solutions, Inc.	8,859	660,173
Synaptics, Inc.*	5,609	363,575
Ultra Clean Holdings, Inc.*	5,566	125,625
Universal Display Corp.	4,463	689,355
Veeco Instruments, Inc.*	7,462	151,628

		61,250,088

Software — 6.7%
8x8, Inc.*	18,460	36,182
A10 Networks, Inc.	10,627	205,632
ACI Worldwide, Inc.*	16,084	738,416
Adeia, Inc.(a)	309,817	4,380,812
Agilysys, Inc.*	2,607	298,866
Alarm.com Holdings, Inc.*	7,004	396,216
Alkami Technology, Inc.*(a)	68,017	2,050,032
Amplitude, Inc. (Class A Stock)*	2,510	31,124
Appfolio, Inc. (Class A Stock)*	2,242	516,288
AvePoint, Inc.*	103,049	1,989,876
BILL Holdings, Inc.*	11,985	554,426
Blackbaud, Inc.*	7,662	491,977
BlackLine, Inc.*	7,380	417,856
Box, Inc. (Class A Stock)*	21,392	730,965
Braze, Inc. (Class A Stock)*	111,250	3,126,125
C3.ai, Inc. (Class A Stock)*	3,874	95,184
CCC Intelligent Solutions Holdings, Inc.*(a)	64,011	602,344

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Cerence, Inc.*	3,157	$32,233
Cipher Mining, Inc.*	3,630	17,351
Cleanspark, Inc.*	4,635	51,124
Clear Secure, Inc. (Class A Stock)	10,792	299,586
Clearwater Analytics Holdings, Inc. (Class A Stock)*	295,500	6,480,315
Commvault Systems, Inc.*	33,166	5,781,829
Consensus Cloud Solutions, Inc.*	3,520	81,171
Core Scientific, Inc.*(a)	175,413	2,994,300
CoreCard Corp.*	790	22,886
CS Disco, Inc.*	8,880	38,806
CyberArk Software Ltd.*	27,284	11,101,314
Daily Journal Corp.*	190	80,228
Dolby Laboratories, Inc. (Class A Stock)	5,916	439,322
Dropbox, Inc. (Class A Stock)*(a)	25,769	736,993
D-Wave Quantum, Inc. (Canada)*(a)	46,160	675,782
E2open Parent Holdings, Inc.*	34,203	110,476
eGain Corp.*	6,990	43,688
Expensify, Inc. (Class A Stock)*	2,700	6,993
Five9, Inc.*	6,339	167,857
Freshworks, Inc. (Class A Stock)*	23,892	356,230
I3 Verticals, Inc. (Class A Stock)*	3,805	104,561
Informatica, Inc. (Class A Stock)*	16,977	413,390
Intapp, Inc.*	114,685	5,920,040
InterDigital, Inc.	45,089	10,110,306
Jamf Holding Corp.*	16,910	160,814
JFrog Ltd.*	313,610	13,761,207
Klaviyo, Inc. (Class A Stock)*	2,088	70,115
LiveRamp Holdings, Inc.*	89,596	2,960,252
Meridianlink, Inc.*	7,580	123,023
Mitek Systems, Inc.*	6,532	64,667
Monday.com Ltd.*(a)	8,335	2,621,191
N-able, Inc.*	23,710	192,051
nCino, Inc.*	12,245	342,493
NCR Voyix Corp.*	146,290	1,715,982
Nutanix, Inc. (Class A Stock)*	37,633	2,876,667
Olo, Inc. (Class A Stock)*	16,060	142,934
ON24, Inc.*	6,710	36,435
OneSpan, Inc.	5,915	98,721
Onestream, Inc.*(a)	200,000	5,660,000
Ooma, Inc.*	4,400	56,760
Pegasystems, Inc.(a)	17,198	930,928
Procore Technologies, Inc.*	1,584	108,377
Progress Software Corp.	6,101	389,488
Q2 Holdings, Inc.*	85,166	7,970,686
Qualys, Inc.*	5,245	749,353
Rapid7, Inc.*	4,002	92,566
Red Violet, Inc.	1,630	80,196
ReposiTrak, Inc.(a)	1,260	24,759
RingCentral, Inc. (Class A Stock)*	8,648	245,171
Riot Platforms, Inc.*	8,450	95,485
Rubrik, Inc. (Class A Stock)*	19,222	1,722,099
Sapiens International Corp. NV (Israel) .	7,130	208,553
SEMrush Holdings, Inc. (Class A Stock)*	13,562	122,736
SentinelOne, Inc. (Class A Stock)*	26,951	492,664
ServiceTitan, Inc. (Class A Stock)*	61,000	6,537,980
SoundThinking, Inc.*	1,288	16,815

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Sprinklr, Inc. (Class A Stock)*	17,870	$151,180
SPS Commerce, Inc.*	5,127	697,733
Telos Corp.*	9,790	31,034
Teradata Corp.*	12,570	280,437
UiPath, Inc. (Class A Stock)*	45,880	587,264
Unity Software, Inc.*(a)	32,691	791,122
Verint Systems, Inc.*	92,073	1,811,076
Vertex, Inc. (Class A Stock)*	242,532	8,569,868
Viant Technology, Inc. (Class A Stock)*	1,990	26,328
Workiva, Inc.*	101,000	6,913,450
Xperi, Inc.*	6,610	52,285
Yext, Inc.*	20,220	171,870
Zeta Global Holdings Corp. (Class A Stock)*	10,844	167,974

		133,651,891

Specialized REITs — 0.3%
National Storage Affiliates Trust(a)	169,490	5,421,985

Specialty Retail — 3.0%
1-800-Flowers.com, Inc. (Class A Stock)*(a)	5,370	26,420
Abercrombie & Fitch Co. (Class A Stock)*(a)	41,102	3,405,301
Academy Sports & Outdoors, Inc.(a)	56,633	2,537,725
Advance Auto Parts, Inc.(a)	23,720	1,102,743
American Eagle Outfitters, Inc.	21,318	205,079
America’s Car-Mart, Inc.*	1,290	72,292
Arhaus, Inc.*	7,370	63,898
Arko Corp.	17,560	74,279
Asbury Automotive Group, Inc.*	5,360	1,278,574
AutoNation, Inc.*	5,551	1,102,706
Bath & Body Works, Inc.	65,499	1,962,350
Boot Barn Holdings, Inc.*(a)	57,812	8,787,424
Buckle, Inc. (The)	7,314	331,690
Build-A-Bear Workshop, Inc.	2,091	107,812
Caleres, Inc.	4,109	50,212
Camping World Holdings, Inc. (Class A Stock)	8,956	153,954
CarMax, Inc.*	7,464	501,655
Carvana Co.*	11,427	3,850,442
Cato Corp. (The) (Class A Stock)	4,750	13,348
Citi Trends, Inc.*	1,280	42,739
Designer Brands, Inc. (Class A Stock)	6,990	16,636
Duluth Holdings, Inc. (Class B Stock)*	4,710	9,891
Envela Corp.*	1,390	8,507
Five Below, Inc.*	2,524	331,098
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	7,398	561,952
Foot Locker, Inc.*	12,880	315,560
Gap, Inc. (The)	48,497	1,057,720
Genesco, Inc.*	1,869	36,801
Group 1 Automotive, Inc.	13,638	5,955,851
Guess?, Inc.	6,461	78,113
Haverty Furniture Cos., Inc.	57,989	1,180,076
J Jill, Inc.	2,190	32,062
Lands’ End, Inc.*	5,246	56,185
Leslie’s, Inc.*	21,130	8,872
Lithia Motors, Inc.	2,278	769,554

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (cont’d.)
MarineMax, Inc.*	33,018	$830,073
Monro, Inc.	4,340	64,709
Murphy USA, Inc.	1,536	624,845
National Vision Holdings, Inc.*	8,986	206,768
ODP Corp. (The)*	3,631	65,830
OneWater Marine, Inc. (Class A Stock)*(a)	64,400	862,316
Penske Automotive Group, Inc.	690	118,549
Petco Health & Wellness Co., Inc.*	20,700	58,581
PetMed Express, Inc.*	42,110	139,805
Revolve Group, Inc.*	6,170	123,708
RH*	1,953	369,137
RumbleON, Inc. (Class B Stock)*	2,030	4,689
Sally Beauty Holdings, Inc.*	16,690	154,549
Shoe Carnival, Inc.	4,495	84,101
Signet Jewelers Ltd.	20,647	1,642,469
Sleep Number Corp.*	4,430	29,925
Sonic Automotive, Inc. (Class A Stock)	24,631	1,968,756
Sportsman’s Warehouse Holdings, Inc.*	8,080	27,876
Stitch Fix, Inc. (Class A Stock)*	14,569	53,905
Tile Shop Holdings, Inc.*	5,470	34,789
Tilly’s, Inc. (Class A Stock)*(a)	3,670	5,065
Upbound Group, Inc.	8,330	209,083
Urban Outfitters, Inc.*	45,270	3,283,886
Valvoline, Inc.*(a)	207,222	7,847,497
Victoria’s Secret & Co.*	9,687	179,403
Warby Parker, Inc. (Class A Stock)*	244,918	5,371,052
Wayfair, Inc. (Class A Stock)*	3,760	192,286
Winmark Corp.	520	196,357
Zumiez, Inc.*	3,206	42,512

		60,882,042

Technology Hardware, Storage & Peripherals — 0.0%
AstroNova, Inc.*	2,310	26,773
Corsair Gaming, Inc.*	11,890	112,123
CPI Card Group, Inc.*	1,370	32,496
Diebold Nixdorf, Inc.*	2,760	152,904
Eastman Kodak Co.*	7,420	41,923
Turtle Beach Corp.*	2,400	33,192
Xerox Holdings Corp.(a)	16,142	85,068

		484,479

Textiles, Apparel & Luxury Goods — 0.5%
Birkenstock Holding PLC (Germany)*	7,182	353,211
Carter’s, Inc.	19,504	587,656
Columbia Sportswear Co.	7,975	487,113
Crocs, Inc.*(a)	7,320	741,370
Culp, Inc.*	3,200	12,576
Figs, Inc. (Class A Stock)*	23,190	130,792
G-III Apparel Group Ltd.*	30,807	690,077
Hanesbrands, Inc.*	46,718	213,968
Kontoor Brands, Inc.	7,955	524,791
Lakeland Industries, Inc.	1,620	22,048
Levi Strauss & Co. (Class A Stock)	11,110	205,424
Movado Group, Inc.	2,670	40,717
Oxford Industries, Inc.(a)	27,297	1,098,704
PVH Corp.	16,487	1,131,008
Rocky Brands, Inc.	1,790	39,720

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Skechers USA, Inc. (Class A Stock)*	9,547	$602,416
Steven Madden Ltd.	38,644	926,683
Superior Group of Cos., Inc.	3,400	35,020
Under Armour, Inc. (Class A Stock)*	224,165	1,531,047
Under Armour, Inc. (Class C Stock)*	30,577	198,445
Unifi, Inc.*	4,140	21,611
Vera Bradley, Inc.*	6,450	14,254
VF Corp.(a)	39,823	467,920
Wolverine World Wide, Inc.	7,440	134,515

		10,211,086

Tobacco — 0.1%
Turning Point Brands, Inc.	22,256	1,686,337
Universal Corp.	3,831	223,118

		1,909,455

Trading Companies & Distributors — 1.4%
Air Lease Corp.	16,082	940,636
Alta Equipment Group, Inc.	5,890	37,225
Applied Industrial Technologies, Inc.(a)	23,786	5,529,056
BlueLinx Holdings, Inc.*	1,136	84,496
Boise Cascade Co.	5,866	509,286
Core & Main, Inc. (Class A Stock)*	11,178	674,592
Custom Truck One Source, Inc.*	13,280	65,603
Distribution Solutions Group, Inc.*	4,397	120,786
DNOW, Inc.*	15,660	232,238
DXP Enterprises, Inc.*	2,565	224,822
EVI Industries, Inc.	1,480	32,308
FTAI Aviation Ltd.	67,379	7,751,280
GATX Corp.	5,506	845,501
Global Industrial Co.	45,656	1,233,168
GMS, Inc.*	5,455	593,231
Herc Holdings, Inc.(a)	4,849	638,565
Hudson Technologies, Inc.*	4,419	35,882
Karat Packaging, Inc.	1,920	54,067
McGrath RentCorp	7,355	852,886
MRC Global, Inc.*	13,503	185,126
MSC Industrial Direct Co., Inc. (Class A Stock)	20,922	1,778,788
NPK International, Inc.*	14,760	125,608
Rush Enterprises, Inc. (Class A Stock)	33,715	1,736,660
Rush Enterprises, Inc. (Class B Stock)	2,935	154,029
SiteOne Landscape Supply, Inc.*	4,589	554,994
Titan Machinery, Inc.*	74,678	1,479,371
Transcat, Inc.*	1,277	109,771
WESCO International, Inc.	4,330	801,916
Willis Lease Finance Corp.(a)	960	137,069
Xometry, Inc. (Class A Stock)*	5,830	196,996

		27,715,956

Water Utilities — 0.2%
American States Water Co.	5,752	440,948
Artesian Resources Corp. (Class A Stock)	1,462	49,065
California Water Service Group	8,849	402,453
Consolidated Water Co., Ltd.	2,625	78,803
Essential Utilities, Inc.	10,658	395,838
Global Water Resources, Inc.	1,480	15,081

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Water Utilities (cont’d.)
H2O America	28,185	$1,464,774
Middlesex Water Co.	2,490	134,908
Pure Cycle Corp.*	4,910	52,635
York Water Co. (The)	1,791	56,596

		3,091,101

Wireless Telecommunication Services — 0.1%
Gogo, Inc.*	13,660	200,529
Shenandoah Telecommunications Co.	7,601	103,830
Telephone & Data Systems, Inc	16,467	585,896
United States Cellular Corp.*	2,191	140,158

		1,030,413

TOTAL COMMON STOCKS (cost $1,892,491,971)		1,912,103,870

UNAFFILIATED EXCHANGE-TRADED FUNDS — 3.0%
iShares Russell 2000 ETF	155,185	33,487,371
iShares Russell 2000 Growth ETF	18,884	5,398,180
iShares Russell 2000 Value ETF	42,657	6,729,569
Vanguard Small-Cap Growth ETF	24,147	6,687,270
Vanguard Small-Cap Value ETF	38,003	7,410,965

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $57,803,884)		59,713,355

	Units
WARRANTS* — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc., expiring 03/11/28	200	207

Pharmaceuticals — 0.0%
Optinose, Inc., expiring 11/23/27	66,494	204,822

TOTAL WARRANTS (cost $1,467)		205,029

TOTAL LONG-TERM INVESTMENTS (cost $1,950,297,322)		1,972,022,254

	Shares	Value
SHORT-TERM INVESTMENTS — 16.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)	41,081,697	$41,081,697
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $296,114,443; includes $295,149,751 of cash collateral for securities on loan)(b)(wb)	296,326,772	296,119,343

TOTAL SHORT-TERM INVESTMENTS (cost $337,196,140)		337,201,040

TOTAL INVESTMENTS—114.9% (cost $2,287,493,462)		2,309,223,294
Liabilities in excess of other assets — (14.9)%		(298,900,928)

NET ASSETS — 100.0%		$2,010,322,366

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $290,363,057; cash collateral of $295,149,751 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$73,579,050	$ —	$—
Air Freight & Logistics.	992,440	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Automobile Components	$22,489,851	$—	$—
Automobiles	3,707,775	—	—
Banks	163,526,668	—	—
Beverages	4,154,839	—	—
Biotechnology	97,152,499	—	—
Broadline Retail	15,977,684	—	—
Building Products	36,178,598	—	—
Capital Markets	59,856,152	—	—
Chemicals	20,312,619	—	—
Commercial Services & Supplies	52,311,921	—	—
Communications Equipment	6,994,109	—	—
Construction & Engineering	60,095,813	—	—
Construction Materials	6,210,859	—	—
Consumer Finance	30,806,252	—	—
Consumer Staples Distribution & Retail	33,971,462	—	—
Containers & Packaging	8,992,546	—	—
Distributors	671,653	—	—
Diversified Consumer Services	41,503,189	—	—
Diversified REITs	624,100	—	—
Diversified Telecommunication Services	2,959,188	—	—
Electric Utilities	9,957,937	—	—
Electrical Equipment	30,530,533	—	—
Electronic Equipment, Instruments & Components	66,558,662	—	—
Energy Equipment & Services	30,571,813	—	—
Entertainment	2,190,849	—	—
Financial Services	57,223,981	—	—
Food Products	22,222,259	—	—
Gas Utilities	9,841,591	—	—
Ground Transportation	6,074,323	—	—
Health Care Equipment & Supplies	40,553,760	—	—
Health Care Providers & Services	39,780,910	—	—
Health Care Technology	1,736,437	—	—
Hotel & Resort REITs	3,512,582	—	—
Hotels, Restaurants & Leisure.	60,527,482	—	—
Household Durables	22,993,505	—	—
Household Products	2,522,929	—	—
Independent Power & Renewable Electricity Producers	1,896,315	—	—
Industrial REITs	1,366,122	—	—
Insurance	73,442,454	—	—
Interactive Media & Services	7,573,493	—	—
IT Services	8,843,373	—	—
Leisure Products	7,956,176	—	—
Life Sciences Tools & Services	12,173,282	—	—
Machinery	100,554,760	—	—
Marine Transportation	4,281,887	—	—
Media	23,788,187	—	—
Metals & Mining	16,586,593	—	—
Mortgage Real Estate Investment Trusts (REITs)	7,218,313	—	—
Multi-Utilities	5,313,791	—	—
Office REITs	3,681,274	—	—
Oil, Gas & Consumable Fuels	80,549,879	—	—
Paper & Forest Products	1,843,877	—	—
Passenger Airlines	3,467,756	—	—
Personal Care Products	9,883,086	—	—
Pharmaceuticals	27,241,198	—	—
Professional Services	51,808,908	—	—
Real Estate Management & Development	6,484,934	—	—
Retail REITs	630,896	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$61,250,088	$—	$—
Software	133,651,891	—	—
Specialized REITs	5,421,985	—	—
Specialty Retail	60,882,042	—	—
Technology Hardware, Storage & Peripherals	484,479	—	—
Textiles, Apparel & Luxury Goods	10,211,086	—	—
Tobacco	1,909,455	—	—
Trading Companies & Distributors	27,715,956	—	—
Water Utilities	3,091,101	—	—
Wireless Telecommunication Services	1,030,413	—	—
Unaffiliated Exchange-Traded Funds	59,713,355	—	—
Warrants
Electronic Equipment, Instruments & Components	207	—	—
Pharmaceuticals	—	204,822	—
Short-Term Investments
Affiliated Mutual Funds	337,201,040	—	—

Total	$2,309,018,472	$204,822	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (14.7% represents investments purchased with collateral from securities on loan)	16.8%
Banks	8.1
Software	6.7
Machinery	5.0
Biotechnology	4.8
Oil, Gas & Consumable Fuels	4.0
Aerospace & Defense	3.7
Insurance	3.7
Electronic Equipment, Instruments & Components	3.3
Semiconductors & Semiconductor Equipment	3.0
Specialty Retail	3.0
Hotels, Restaurants & Leisure	3.0
Construction & Engineering	3.0
Capital Markets	3.0
Unaffiliated Exchange-Traded Funds	3.0
Financial Services	2.8
Commercial Services & Supplies	2.6
Professional Services	2.6
Diversified Consumer Services	2.1
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	2.0
Building Products	1.8
Consumer Staples Distribution & Retail	1.7
Consumer Finance	1.5
Energy Equipment & Services	1.5
Electrical Equipment	1.5
Trading Companies & Distributors	1.4
Pharmaceuticals	1.4
Media	1.2
Household Durables	1.1
Automobile Components	1.1

Food Products	1.1%
Chemicals	1.0
Metals & Mining	0.8
Broadline Retail	0.8
Life Sciences Tools & Services	0.6
Textiles, Apparel & Luxury Goods	0.5
Electric Utilities	0.5
Personal Care Products	0.5
Gas Utilities	0.5
Containers & Packaging	0.4
IT Services	0.4
Leisure Products	0.4
Interactive Media & Services	0.4
Mortgage Real Estate Investment Trusts (REITs)	0.4
Communications Equipment	0.3
Real Estate Management & Development	0.3
Construction Materials	0.3
Ground Transportation	0.3
Specialized REITs	0.3
Multi-Utilities	0.3
Marine Transportation	0.2
Beverages	0.2
Automobiles	0.2
Office REITs	0.2
Hotel & Resort REITs	0.2
Passenger Airlines	0.2
Water Utilities	0.2
Diversified Telecommunication Services	0.1
Household Products	0.1
Entertainment	0.1
Tobacco	0.1
Independent Power & Renewable Electricity Producers	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Paper & Forest Products	0.1%
Health Care Technology	0.1
Industrial REITs	0.1
Wireless Telecommunication Services	0.1
Air Freight & Logistics	0.1
Distributors	0.0	*
Retail REITs	0.0	*
Diversified REITs	0.0	*

Technology Hardware, Storage & Peripherals	0.0 *%

114.9
Liabilities in excess of other assets	(14.9)

100.0%

*  Less than 0.05%

 Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$290,363,057	$(290,363,057)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $290,363,057:
Unaffiliated investments (cost $1,950,297,322)	$1,972,022,254
Affiliated investments (cost $337,196,140)	337,201,040
Receivable for investments sold	3,402,949
Dividends receivable	1,108,010
Receivable for Portfolio shares sold	1,056,095
Tax reclaim receivable	80,620
Receivable from affiliate	2,236
Prepaid expenses and other assets	1,963

Total Assets	2,314,875,167

LIABILITIES
Payable to broker for collateral for securities on loan	295,149,751
Payable for investments purchased	6,223,934
Payable for Portfolio shares purchased	1,239,246
Accrued expenses and other liabilities	1,104,320
Management fee payable	699,524
Distribution fee payable	82,204
Payable to affiliate	52,866
Affiliated transfer agent fee payable	956

Total Liabilities	304,552,801

NET ASSETS	$2,010,322,366

Net assets were comprised of:
Partners’ Equity	$2,010,322,366

Net asset value and redemption price per share, $2,010,322,366 / 25,666,909 outstanding shares of beneficial interest	$78.32

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $30,629 foreign withholding tax, of which $113 is reimbursable by an affiliate)	$11,809,430
Affiliated dividend income	755,615
Income from securities lending, net (including affiliated income of $263,212)	306,789

Total income	12,871,834

EXPENSES
Management fee	6,910,185
Distribution fee	2,459,140
Custodian and accounting fees	131,155
Audit fee	24,147
Trustees’ fees	14,624
Professional fees	13,902
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,518
Shareholders’ reports	4,427
Miscellaneous	33,378

Total expenses	9,595,476
Less: Fee waiver and/or expense reimbursement	(98,366)

Net expenses	9,497,110

NET INVESTMENT INCOME (LOSS)	3,374,724

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(42,540))	19,717,158
Foreign currency transactions	(22)

19,717,136

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $7,076)	(74,836,737)
Foreign currencies	1,676

(74,835,061)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(55,117,925)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(51,743,201)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,374,724	$(4,569,306)
Net realized gain (loss) on investment and foreign currency transactions	19,717,136	282,426,914
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(74,835,061)	(180,659,433)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(51,743,201)	97,198,175

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [850,583 and 1,913,456 shares, respectively]	62,505,684	154,505,819
Portfolio shares issued in merger [0 and 13,572,297 shares, respectively]	—	1,144,280,376
Portfolio shares purchased [2,490,647 and 4,511,996 shares, respectively]	(189,268,091)	(347,081,602)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(126,762,407)	951,704,593

TOTAL INCREASE (DECREASE)	(178,505,608)	1,048,902,768
NET ASSETS:
Beginning of period	2,188,827,974	1,139,925,206

End of period	$2,010,322,366	$2,188,827,974

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST SMALL-CAP EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$80.16		$69.79	$59.60	$82.29	$78.72	$53.05

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		(0.29)	(0.21)	(0.23)	(0.54)	(0.26)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.97)		10.66	10.40	(22.46)	4.11	25.93

Total from investment operations	(1.84)		10.37	10.19	(22.69)	3.57	25.67

Net Asset Value, end of period	$78.32		$80.16	$69.79	$59.60	$82.29	$78.72

Total Return(b)	(2.30)%		14.86%	17.10%	(27.57)%	4.54%	48.39%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,010		$2,189	$1,140	$1,054	$934	$1,012
Average net assets (in millions)	$1,984		$1,179	$1,091	$821	$1,004	$793
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.97	%(d)	0.99%	0.98%	0.99%	0.99%	1.00%
Expenses before waivers and/or expense reimbursement	0.98	%(d)	1.00%	1.00%	1.01%	0.99%	1.00%
Net investment income (loss)	0.34	%(d)	(0.39)%	(0.33)%	(0.36)%	(0.65)%	(0.45)%
Portfolio turnover rate(e)	32%		173%	92%	88%	44%	97%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A72

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of June 30, 2025 consisted of 34 separate portfolios. The information presented in these financial statements pertains only to the 5 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST International Equity Portfolio (“International Equity”)	Long-term growth of capital.
AST Large-Cap Equity Portfolio (“Large-Cap Equity”) formerly known as AST Large-Cap Core Portfolio	Long-term capital appreciation.
AST Large-Cap Growth Portfolio (“Large-Cap Growth”)	Long-term growth of capital.
AST Large-Cap Value Portfolio (“Large-Cap Value”)	Current income and long-term growth of income, as well as capital appreciation.
AST Small-Cap Equity Portfolio (“Small-Cap Equity”)	Long-term capital growth.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

The Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Portfolios, as listed in the Portfolios’ Statement of Additional Information, act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ subadviser.

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The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”) and/or AST Investment Services, Inc., the co-managers of the Portfolio, as applicable (collectively, the “Investment Manager” or “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves

B2

obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in

B3

excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of each Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolio to cover each Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions

B4

under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Portfolios held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Portfolios until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the “Code”) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B5

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
International Equity	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); J.P. Morgan; Massachusetts Financial Services Company (“MFS”); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); Effective January 11, 2025, Putnam Investment Management, LLC (“Putnam”); Prior to January 11, 2025, LSV Asset Management
Large-Cap Equity	J.P. Morgan; PGIM Quantitative Solutions; Effective January 25, 2025, ClearBridge Investments, LLC (“ClearBridge”); Dimensional Fund Advisors LP (“Dimensional”); Prior to January 25, 2025, MFS
Large-Cap Growth	ClearBridge; Jennison; J.P. Morgan; Putnam; T. Rowe Price Associates, Inc. (“T. Rowe”)
Large-Cap Value	ClearBridge; Dimensional; Hotchkis and Wiley Capital Management, LLC (“Hotchkis and Wiley”); J.P. Morgan; Putnam
Small-Cap Equity	Boston Partners Global Investors, Inc.; Dimensional; Driehaus Capital Management LLC; Hotchkis and Wiley; TimesSquare Capital Management LLC

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
International Equity(1)	0.7025% first $3.25 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.70%	0.69%
Large-Cap Equity(2)	0.5625% first $750 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.56%	0.56%

Large-Cap Growth	0.5975% first $10 billion; 0.5925% in excess of $10 billion	0.60%	0.60%

B6

Large-Cap Value	0.5425% first $6 billion;	0.54%	0.53%
	0.5125% on next$4 billion;
	0.4925% in excess of $10 billion
Small-Cap Equity	0.7025% first $6 billion;	0.70%	0.69%
	0.6625% on next$4 billion:
	0.6425% in excess of $10 billion

Portfolio	Fee Waivers and/or Expense Limitations
International Equity

contractually limit expenses to 1.03%

through January 10, 2025;

effective December 11, 2024,

voluntarily waive 0.03%

through January 10, 2025;

effective January 11, 2025,

contractually waive 0.01%

through June 30, 2026

Large-Cap Equity	contractually waive 0.015% through January 24, 2025; contractually limit expenses to 0.86% through January 24, 2025
Large-Cap Value	contractually waive 0.01% through June 30, 2026
Small-Cap Equity	contractually waive 0.01% through June 30, 2026

(1)

Prior to January 11, 2025, the contractual management fee rate was as follows: 0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion.

(2)

Prior to January 25, 2025, the contractual management fee rate was as follows: 0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2025, brokerage commissions recaptured under these agreements was as follows:

Portfolio	Amount
International Equity	$1,360
Large-Cap Equity	26,356
Large-Cap Growth	11,964
Large-Cap Value	4,720
Small-Cap Equity	16,678

AST Investment Services, Inc., Jennison, PAD, PGIM, Inc., PGIM Investments and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

B7

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the PGIM Core Government Money Market Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the PGIM Core Government Money Market Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended June 30, 2025, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of Rule 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large-Cap Equity	$53,999	$—	$—

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments
International Equity	$269,738
Large-Cap Growth	9,354

B8

Portfolio	2025 Payments
Small-Cap Equity	$113

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments
International Equity	$650,616
Large-Cap Equity	8,580
Large-Cap Growth	1,140
Large-Cap Value	90,519
Small-Cap Equity	611

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2025, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
International Equity	$698,908,650	$826,859,695
Large-Cap Equity	645,321,737	636,601,811
Large-Cap Growth	1,324,200,742	2,177,421,353
Large-Cap Value	953,750,853	1,278,946,017
Small-Cap Equity	633,566,504	743,614,864

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2025, is presented as follows:

International Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)
$10,561,262	$190,717,201	$181,974,421	$—	$—	$19,304,042	19,304,042	$342,286		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)
14,452,120	226,205,193	206,038,725	1,640	(445)	34,619,783	34,644,034	49,865	(1)	—
$25,013,382	$416,922,394	$388,013,146	$1,640	$(445)	$53,923,825		$392,151		$—

Large-Cap Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)
$2,203,505	$290,710,775	$268,014,121	$—	$—	$24,900,159	24,900,159	$539,051		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)
4,023,661	523,087,271	459,435,565	—	(6,592)	67,668,775	67,716,177	22,949	(1)	—
$6,227,166	$813,798,046	$727,449,686	$—	$(6,592)	$92,568,934		$562,000		$—

B9

Large-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)
$47,446,106	$496,681,045	$496,952,829	$ —	$—	$47,174,322	47,174,322	$1,174,874		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)
281,726,950	2,277,418,114	2,382,756,017	2,214	(50,123)	176,341,138	176,464,663	107,360	(1)	—
$329,173,056	$2,774,099,159	$2,879,708,846	$2,214	$(50,123)	$223,515,460		$1,282,234		$—

Large-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)
$74,740,457	$394,732,422	$437,038,037	$—	$—	$32,434,842	32,434,842	$1,196,280		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)
235,667,178	2,150,497,033	1,959,436,620	—	(47,016)	426,680,575	426,979,461	158,356	(1)	—
$310,407,635	$2,545,229,455	$2,396,474,657	$—	$(47,016)	$459,115,417		$1,354,636		$—

Small-Cap Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)
$57,793,382	$312,646,574	$329,358,259	$ —	$—	$41,081,697	41,081,697	$755,615		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)
154,007,447	995,600,355	853,452,995	7,076	(42,540)	296,119,343	296,326,772	263,212	(1)	—
$211,800,829	$1,308,246,929	$1,182,811,254	$7,076	$(42,540)	$337,201,040		$1,018,827		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2024 are subject to

B10

such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios indicated below utilized the SCA during the reporting period ended June 30, 2025. The average balance outstanding is for the number of days the Portfolios utilized the SCA.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2025
International Equity	$2,289,345	5.46%	29	$14,524,000	$—
Large-Cap Equity	1,006,875	5.44	16	7,157,000	—
Large-Cap Growth	938,909	5.45	11	4,260,000	—
Large-Cap Value	1,147,333	5.43	6	5,082,000	—
Small-Cap Equity	1,053,143	5.42	21	3,766,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2025, all Portfolios offer only a single share class to investors.

As of June 30, 2025, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
International Equity	33,529,266	70.1%
Large-Cap Equity	35,110,585	74.9
Large-Cap Growth	61,719,078	77.3
Large-Cap Value	52,051,741	74.7
Small-Cap Equity	19,579,551	76.3

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

B11

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
International Equity	2	68.5%
Large-Cap Equity	3	74.9
Large-Cap Growth	3	68.5
Large-Cap Value	3	63.9
Small-Cap Equity	3	66.2
Unaffiliated:
International Equity	1	29.8
Large-Cap Equity	1	25.1
Large-Cap Growth	1	22.5
Large-Cap Value	1	25.2
Small-Cap Equity	1	23.7

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, and the historical cost basis of the assets transferred was not carried forward to the Portfolios.

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	International Equity	Large- Cap Equity	Large- Cap Growth	Large- Cap Value	Small- Cap Equity
Asset Transfer Program	X	X	X	X	X
Blend Style	–	X	–	–	X
Currency	X	–	–	–	X
Derivatives	X	X	–	–	X
Emerging Markets	X	–	–	–	–
Equity Securities	X	X	X	X	X
Exchange-Traded Funds (ETF)	X	X	X	X	–
Expense	X	X	X	X	X
Focus	X	X	X	X	–
Foreign Investment	X	–	X	X	X
Growth	–	X	X	–	–
Investment Style	X	X	X	X	X
Large Company	–	X	X	X	–
Liquidity and Valuation	X	X	X	X	X
Market and Management	X	X	X	X	X
Mid-Sized Company	–	X	–	X	–
Participation Notes (P-Notes)	X	–	–	–	–
Portfolio Turnover	X	–	–	–	–
Quantitative Model	–	X	–	–	–
Real Estate	X	–	–	–	–
Redemption	X	X	X	X	X
Regulatory	X	X	X	X	X
Small Sized Company	–	–	–	–	X
Technology Sector	–	–	X	–	–
Valuation	–	–	–	X	–
Value Style	–	X	–	X	–

B12

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the participating insurance companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses, and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels, and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Currency Risk: Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will,

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which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a portfolio that invests in the securities of a larger number of issuers.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Growth Risk: Because the Portfolio normally invests primarily in stocks of growth companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately

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reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. While a Portfolio Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. These events can adversely affect the liquidity and volatility of investments held by the Portfolio, and there is no guarantee that the investment objective of the Portfolio will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Mid-Sized Company Risk: The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio’s ability to sell the securities.

Participation Notes (P-Notes) Risk: The Portfolio may gain exposure to securities traded in foreign markets through P-notes. In addition to risks similar to those associated with a direct investment in the underlying security, such as foreign investment risk, the holder of a P-note is not entitled to the same rights as an underlying security’s direct owner and P-notes are considered general unsecured contractual obligations and are subject to counterparty credit risks.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC). Similarly, the businesses and other issuers of

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the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Small Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Technology Sector Risk: The value of Portfolio shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a portfolio that does not concentrate in companies in the technology sector.

Valuation Risk: Due to the nature of the Portfolio’s investments and the market environment, a portion of the Portfolio’s assets may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. The Portfolio’s assets may be valued using prices provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. No assurance can be given that such prices accurately reflect the price the Portfolio would receive upon sale of a security.

Value Style Risk: Value style investing attempts to identify companies that are believed to be undervalued. Value stocks typically have prices that are low relative to factors such as the company’s earnings, cash flow or dividends. Since the Portfolio may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time or at all or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value investing style may perform better or worse than equity portfolios that focus on growth stocks or that have a broader investment style.

10. Reorganization

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Mid-Cap Growth Portfolio (“Mid-Cap Growth”) (the “Merged Portfolio”) for shares of Large-Cap Growth (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on November 26, 2024 and the reorganization took place at the close of business on December 13, 2024.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Mid-Cap Growth	$1,798,082,711	$1,748,996,209

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 13, 2024:

Merged Portfolio		Shares
Mid-Cap Growth		107,260,990
Acquiring Portfolio	Shares	Value
Large-Cap Growth	19,204,772	$1,870,352,791

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

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The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Mid-Cap Growth	$49,086,502	$1,870,352,791
Acquiring Portfolio		Net Assets
Large-Cap Growth		$6,990,342,921

Assuming the acquisition had been completed on January 1, 2024, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2024 would have been as follows:

Acquiring Portfolio	Net investment loss (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Large-Cap Growth	$(23,577,136)	$1,807,605,559	$1,784,028,423

(a)

Net investment loss as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net investment loss from the Merged Portfolio pre-merger as follows: Mid-Cap Growth $(3,806,658).

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: Mid-Cap Growth $171,149,617.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 13, 2024.

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Mid-Cap Value Portfolio (“Mid-Cap Value”) (the “Merged Portfolio”) for shares of Large-Cap Value (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on November 26, 2024 and the reorganization took place at the close of business on December 13, 2024.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Mid-Cap Value	$602,015,309	$601,223,545

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 13, 2024:

Merged Portfolio		Shares
Mid-Cap Value		11,202,807
Acquiring Portfolio	Shares	Value
Large-Cap Value	11,472,553	$623,074,380

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

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The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Mid-Cap Value	$791,764	$623,074,380
Acquiring Portfolio		Net Assets
Large-Cap Value		$3,576,451,162

Assuming the acquisition had been completed on January 1, 2024, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2024 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Large-Cap Value	$60,499,283	$313,493,601	$373,992,884

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Mid-Cap Value $5,516,937.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: Mid-Cap Value $87,818,221.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 13, 2024.

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Small-Cap Value Portfolio (“Small-Cap Value”) (the “Merged Portfolio”) for shares of Small-Cap Equity (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on November 26, 2024 and the reorganization took place at the close of business on December 13, 2024.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Small-Cap Value	$1,180,276,623	$1,044,426,587

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 13, 2024:

Merged Portfolio		Shares
Small-Cap Value		26,378,489
Acquiring Portfolio	Shares	Value
Small-Cap Equity	13,572,297	$1,144,280,376

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

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The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Small-Cap Value	$135,850,036	$1,144,280,376
Acquiring Portfolio		Net Assets
Small-Cap Equity		$1,185,300,065

Assuming the acquisition had been completed on January 1, 2024, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2024 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Small-Cap Equity	$3,741,792	$226,787,852	$230,529,644

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Small-Cap Value $8,311,098.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: Small-Cap Value $125,020,371.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 13, 2024.

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Emerging Markets Equity Portfolio (“Emerging Markets Equity”) (the “Merged Portfolio”) for shares of International Equity (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on December 11, 2024 and the reorganization took place at the close of business on January 10, 2025.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Emerging Markets Equity	$186,968,823	$191,769,718

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 10, 2025:

Merged Portfolio		Shares
Emerging Markets Equity		21,393,206
Acquiring Portfolio	Shares	Value
International Equity	7,466,229	$199,348,312

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

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The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Depreciation on Investments	Net Assets
Emerging Markets Equity	$(4,800,895)	$199,348,312
Acquiring Portfolio		Net Assets
International Equity		$1,226,314,011

Assuming the acquisition had been completed on January 1, 2025, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2025 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
International Equity	$22,161,967	$264,343,441	$286,505,408

(a)

Net investment income as reported in the Statement of Operations (Period ended June 30, 2025) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Emerging Markets Equity $84,323.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Period ended June 30, 2025) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolio pre-merger as follows: Emerging Markets Equity $(2,808,276).

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since January 10, 2025.

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST ClearBridge Dividend Growth Portfolio (“ClearBridge Dividend Growth”), AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”), AST MFS Global Equity Portfolio (“MFS Global Equity”), and AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”) (the “Merged Portfolios”) for shares of Large-Cap Equity (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on December 11, 2024 and the reorganization took place at the close of business on January 24, 2025.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
ClearBridge Dividend Growth	$252,615,492	$222,176,319
Cohen & Steers Realty	439,148,181	427,733,371
MFS Global Equity	532,682,344	495,972,857
T. Rowe Price Natural Resources	191,670,711	185,168,523

The purpose of the transaction was to combine five portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 24, 2025:

Merged Portfolio		Shares
ClearBridge Dividend Growth		7,368,777
Cohen & Steers Realty		26,133,545
MFS Global Equity		17,670,987
T. Rowe Price Natural Resources		6,353,110
Acquiring Portfolio	Shares	Value
Large-Cap Equity	38,074,184	$1,539,719,990

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For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Appreciation on Investments	Net Assets
ClearBridge Dividend Growth	$30,439,173	$274,714,636
Cohen & Steers Realty	11,414,810	475,954,581
MFS Global Equity	36,709,487	578,516,315
T. Rowe Price Natural Resources	6,502,188	210,534,458
Acquiring Portfolio		Net Assets
Large-Cap Equity		$460,980,639

Assuming the acquisition had been completed on January 1, 2025, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2025 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Large-Cap Equity	$11,784,408	$74,263,563	$86,047,971

(a)

Net investment income as reported in the Statement of Operations (Period ended June 30, 2025) of the Acquiring Portfolio, plus net investment income (loss) from the Merged Portfolio pre-merger as follows: ClearBridge Dividend Growth $73,693, Cohen & Steers Realty $25,003, MFS Global Equity $(44,723), and T. Rowe Price Natural Resources $(9,122).

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Period ended June 30, 2025) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: ClearBridge Dividend Growth $9,572,571, Cohen & Steers Realty $7,731,389, MFS Global Equity $17,349,384, and T. Rowe Price Natural Resources $17,090,536.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since January 24, 2025.

11. Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –“Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

12. Subsequent Event

Each Portfolio’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of June 30, 2025.

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Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies- None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and each series thereof, the Portfolios) consists of eight individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 17-18, 2025 (the Meeting) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve an agreement. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, such as the Manager’s role as administrator of the Trust’s liquidity risk management program and as valuation designee. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and

1

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board also considered that the Manager pays the salaries of all of the officers and Trustees that are employed by the Manager or its affiliates. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) with respect to the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2024, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or performance or custom benchmark index (as applicable), and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2024. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST International Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods and underperformed its benchmark index over the three-year period.

●

The Board noted that the Portfolio underwent a repositioning in January 2025 with a change in investment strategy and a new subadviser added to the Portfolio replacing certain of the Portfolio’s prior subadvisers, and as a result, the Portfolio’s performance prior to January 2025 was not attributable to the Portfolio’s current subadvisers. In this regard, the Board noted that the Portfolio ranked in the first quartile for the quarter ended March 31, 2025, and considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

●

The Board noted that in connection with the Portfolio’s repositioning in January 2025, the investment management fee for the Portfolio was reduced. The Board also noted that the Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Equity Portfolio (formerly, AST Large-Cap Core Portfolio)
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods and underperformed its benchmark index over the five- and ten-year periods.

●

The Board noted that the Portfolio underwent a repositioning in January 2025 with a change in investment strategy and two new subadvisers added to the Portfolio replacing one of the Portfolio’s prior subadvisers, and as a result, the Portfolio’s performance prior to January 2025 was not attributable to the Portfolio’s current subadvisers. In this regard, the Board considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

●	The Board noted that in connection with the Portfolio’s repositioning in January 2025, the investment management fee for the Portfolio was reduced.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio underperformed its performance benchmark index over all periods.

●

The Board noted that the Portfolio underwent a repositioning in December 2024 with a change in investment strategy and two new subadvisers added to the Portfolio replacing one of the Portfolio’s prior subadvisers, and as a result, the Portfolio’s performance prior to December 2024 was not attributable to the Portfolio’s current subadvisers. In this regard, the Board noted that the Portfolio ranked in the second quartile for the quarter ended March 31, 2025 and considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

●	The Board noted that in connection with the Portfolio’s repositioning in December 2024, the investment management fee for the Portfolio was reduced.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

●

The Board noted that the Portfolio and outperformed its performance benchmark index over the three-, five- and ten-year periods and underperformed its performance benchmark index over the one-year period.

●

The Board noted that the Portfolio underwent a repositioning in December 2024 with a change in investment strategy and four new subadvisers added to the Portfolio replacing three of the Portfolio’s prior subadvisers, and as a result, the Portfolio’s performance prior to December 2024 was not attributable to the Portfolio’s current subadvisers. In this regard, the Board noted that the Portfolio ranked in the second quartile for the quarter ended March 31, 2025, and considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

●

The Board noted that in connection with the Portfolio’s repositioning in December 2024, the investment management fee for the Portfolio was reduced. The Board also noted that the Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Equity Portfolio (formerly, AST Small-Cap Growth Portfolio)
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its performance benchmark index over the one-, five- and ten-year periods and underperformed its performance benchmark index over the three-year period.

●

The Board noted that the Portfolio underwent a repositioning in December 2024 with a change in investment strategy and four new subadvisers added to the Portfolio replacing four of the Portfolio’s prior subadvisers, and as a result, the Portfolio’s performance prior to December 2024 was not attributable to the Portfolio’s current subadvisers. In this regard, the Board considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

●

The Board noted that in connection with the Portfolio’s repositioning in December 2024, the investment management fee for the Portfolio was reduced. The Board also noted that the Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

June 30, 2025

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Bond Portfolio 2030

AST Bond Portfolio 2031

AST Bond Portfolio 2032

AST Bond Portfolio 2033

AST Bond Portfolio 2034

AST Bond Portfolio 2035

AST Bond Portfolio 2036

AST Core Fixed Income Portfolio

AST Government Money Market Portfolio

AST Investment Grade Bond Portfolio

AST Multi-Sector Fixed Income Portfolio

AST Quantitative Modeling Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	June 30, 2025

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights	A1

	Glossary	A1
	AST Bond Portfolio 2025	A3
	AST Bond Portfolio 2026	A8
	AST Bond Portfolio 2027	A13
	AST Bond Portfolio 2028	A18
	AST Bond Portfolio 2029	A23
	AST Bond Portfolio 2030	A28
	AST Bond Portfolio 2031	A33
	AST Bond Portfolio 2032	A38
	AST Bond Portfolio 2033	A43
	AST Bond Portfolio 2034	A48
	AST Bond Portfolio 2035	A53
	AST Bond Portfolio 2036	A58
	AST Core Fixed Income Portfolio	A63
	AST Government Money Market Portfolio	A124
	AST Investment Grade Bond Portfolio	A130
	AST Multi-Sector Fixed Income Portfolio	A150
	AST Quantitative Modeling Portfolio	A176

Section B	Notes to Financial Statements	B1

∎	APPENDIX A

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

BRL	Brazilian Real

CLP	Chilean Peso

CNH	Chinese Renminbi

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

PEN	Peruvian Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwanese Dollar

USD	US Dollar

ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ABS — Asset-Backed Security

ADR — American Depositary Receipt

AID — Agency for International Development

BABs — Build America Bonds

BARC — Barclays Bank PLC

BNP — BNP Paribas S.A.

BNY — Bank of New York Mellon

BOA — Bank of America, N.A.

BOS — BofA Securities, Inc.

bps — Basis Points

CDX — Credit Derivative Index

CGM — Citigroup Global Markets, Inc.

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CMBS — Collateralized Mortgage-Backed Security

CMBX — Commercial Mortgage-Backed Index

CME — Chicago Mercantile Exchange

COP — Certificates of Participation
CVA — Certificate Van Aandelen (Bearer)

CVT — Convertible Security

DAC — Designated Activity Company

DB — Deutsche Bank AG

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Mortgage Trust

GMTN — Global Medium Term Note

GNMA — Government National Mortgage Association

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HSBC — HSBC Bank PLC

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

JPS — J.P. Morgan Securities LLC

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MLC — Merrill Lynch Capital Services, Inc.

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

N/A — Not Applicable

OTC — Over-the-counter

PIK — Payment-in-Kind

PO — Principal Only

PRFC — Preference Shares

Q — Quarterly payment frequency for swaps

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SSB — State Street Bank & Trust Company

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

TD — The Toronto-Dominion Bank

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

TIPS — Treasury Inflation-Protected Securities

UMBS — Uniform Mortgage-Backed Securities

USOIS — United States Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2025
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 96.0%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	1,404,851	$15,200,485

(cost $13,726,803)

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $136,421)	136,421	136,421

TOTAL INVESTMENTS—96.9% (cost $13,863,224)(wa)		15,336,906
Other assets in excess of liabilities(z) — 3.1%		494,580

NET ASSETS — 100.0%		$15,831,486

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	3 Month CME SOFR	Sep. 2025	$2,391,625	$(6,771)
20	3 Month CME SOFR	Dec. 2025	4,799,500	(2,437)

				(9,208)

Short Positions:
13	2 Year U.S. Treasury Notes	Sep. 2025	2,704,305	(10,057)
40	5 Year U.S. Treasury Notes	Sep. 2025	4,360,000	(46,963)
16	10 Year U.S. Treasury Notes	Sep. 2025	1,794,000	(30,741)
14	10 Year U.S. Ultra Treasury Notes	Sep. 2025	1,599,719	(35,526)
20	20 Year U.S. Treasury Bonds	Sep. 2025	2,309,375	(77,958)
9	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	1,072,125	(42,107)

				(243,352)

				$(252,560)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$595,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2025 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$15,200,485	$—	$—
Short-Term Investment
Affiliated Mutual Fund	136,421	—	—

Total	$15,336,906	$—	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(252,560)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2025 were as follows:

Fixed Income	96.0%
Short-Term	0.9

96.9
Other assets in excess of liabilities	3.1

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$252,560	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$67,964

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2025 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(602,452)

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$11,490,225
Futures Contracts - Short Positions (1)	21,764,365

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2025 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Affiliated investments (cost $13,863,224)	$15,336,906
Deposit with broker for centrally cleared/exchange-traded derivatives	595,000
Receivable for investments sold	219,795
Prepaid expenses	211

Total Assets	16,151,912

LIABILITIES
Payable for Portfolio shares purchased	231,363
Due to broker-variation margin futures	51,361
Custodian and accounting fees payable	19,749
Accrued expenses and other liabilities	10,150
Fund data services payable	4,540
Affiliated transfer agent fee payable	956
Management fee payable	930
Distribution fee payable	714
Trustees’ fees payable	663

Total Liabilities	320,426

NET ASSETS	$15,831,486

Net assets were comprised of:
Partners’ Equity	$15,831,486

Net asset value and redemption price per share, $15,831,486 / 1,068,619 outstanding shares of beneficial interest	$14.81

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$14,874
Affiliated dividend income	14,777

Total income	29,651

EXPENSES
Management fee	70,487
Distribution fee	37,577
Custodian and accounting fees	23,293
Audit fee	15,211
Professional fee	9,925
Fund data services	8,338
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,515
Trustees’ fees	4,463
Shareholders’ reports	4,217
Miscellaneous	5,689

Total expenses	183,715
Less: Fee waiver and/or expense reimbursement	(46,933)

Net expenses	136,782

NET INVESTMENT INCOME (LOSS)	(107,131)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,077,569)	1,077,648
Futures transactions	67,964

1,145,612

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	88,805
Futures	(602,452)

(513,647)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	631,965

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$524,834

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(107,131)	$(190,807)
Net realized gain (loss) on investment transactions	1,145,612	386,560
Net change in unrealized appreciation (depreciation) on investments	(513,647)	1,507,534

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	524,834	1,703,287

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,035,784 and 3,667,439 shares, respectively]	15,147,932	51,560,067
Portfolio shares purchased [2,914,926 and 1,148,556 shares, respectively]	(42,725,767)	(16,302,194)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(27,577,835)	35,257,873

TOTAL INCREASE (DECREASE)	(27,053,001)	36,961,160
NET ASSETS:
Beginning of period	42,884,487	5,923,327

End of period	$15,831,486	$42,884,487

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2025 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.55		$13.81	$13.05	$14.30	$14.72	$13.22

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.05)		(0.09)	(0.06)	(0.04)	0.32	0.26
Net realized and unrealized gain (loss) on investment transactions	0.31		0.83	0.82	(1.21)	(0.74)	1.24

Total from investment operations	0.26		0.74	0.76	(1.25)	(0.42)	1.50

Net Asset Value, end of period	$14.81		$14.55	$13.81	$13.05	$14.30	$14.72

Total Return(b)	1.79%		5.36%	5.82%	(8.74)%	(2.85)%	11.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$16		$43	$6	$7	$2	$9
Average net assets (in millions)	$30		$29	$7	$6	$4	$28
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91	%(d)	0.91%	0.91%	0.91%	0.93%	0.93%
Expenses before waivers and/or expense reimbursement	1.22	%(d)	1.27%	3.00%	3.07%	5.14%	1.31%
Net investment income (loss)	(0.71	)%(d)	(0.66)%	(0.48)%	(0.33)%	2.19%	1.82%
Portfolio turnover rate(e)	43%		48%	98%	114%	52%	273%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2026
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 96.1%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	3,425,877	$37,067,992

(cost $34,535,710)

SHORT-TERM INVESTMENT — 2.8%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,065,529)	1,065,529	1,065,529

TOTAL INVESTMENTS—98.9% (cost $35,601,239)(wa)		38,133,521
Other assets in excess of liabilities(z) — 1.1%		434,694

NET ASSETS — 100.0%		$38,568,215

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
29	3 Month CME SOFR	Dec. 2025	$6,959,275	$5,022
113	2 Year U.S. Treasury Notes	Sep. 2025	23,506,648	93,061

				98,083

Short Positions:
102	5 Year U.S. Treasury Notes	Sep. 2025	11,118,000	(118,664)
40	10 Year U.S. Treasury Notes	Sep. 2025	4,485,000	(83,992)
33	10 Year U.S. Ultra Treasury Notes	Sep. 2025	3,770,766	(84,458)
50	20 Year U.S. Treasury Bonds	Sep. 2025	5,773,438	(197,055)
21	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	2,501,625	(109,008)

				(593,177)

				$(495,094)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$611,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2026 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$37,067,992	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,065,529	—	—

Total	$38,133,521	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$98,083	$—	$—

Liabilities
Futures Contracts	$(593,177)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2025 were as follows:

Fixed Income	96.1%
Short-Term	2.8

98.9
Other assets in excess of liabilities	1.1

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$98,083	*	Due from/to broker-variation margin futures	$593,177	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$374,728

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2026 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(676,504)

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$22,818,620
Futures Contracts - Short Positions (1)	20,456,753

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2026 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Affiliated investments (cost $35,601,239)	$38,133,521
Deposit with broker for centrally cleared/exchange-traded derivatives	611,000
Receivable for investments sold	427,569
Prepaid expenses	208

Total Assets	39,172,298

LIABILITIES
Payable for Portfolio shares purchased	450,072
Due to broker-variation margin futures	113,708
Accrued expenses and other liabilities	27,916
Management fee payable	4,843
Fund data services payable	4,540
Distribution fee payable	1,615
Affiliated transfer agent fee payable	956
Trustees’ fees payable	433

Total Liabilities	604,083

NET ASSETS	$38,568,215

Net assets were comprised of:
Partners’ Equity	$38,568,215

Net asset value and redemption price per share, $38,568,215 / 3,106,167 outstanding shares of beneficial interest	$12.42

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$20,406
Interest income	10,308

Total income	30,714

EXPENSES
Management fee	72,720
Distribution fee	38,769
Custodian and accounting fees	21,481
Audit fee	15,211
Professional fees	10,731
Fund data services	8,338
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,515
Trustees’ fees	4,324
Shareholders’ reports	4,217
Miscellaneous	5,635

Total expenses	185,941
Less: Fee waiver and/or expense reimbursement	(44,822)

Net expenses	141,119

NET INVESTMENT INCOME (LOSS)	(110,405)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(44,214))	(44,073)
Futures transactions	374,728

330,655

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,240,748
Futures	(676,504)

564,244

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	894,899

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$784,494

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(110,405)	$(139,858)
Net realized gain (loss) on investment transactions	330,655	61,230
Net change in unrealized appreciation (depreciation) on investments	564,244	963,359

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	784,494	884,731

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,215,772 and 506,336 shares, respectively]	27,113,340	6,000,036
Portfolio shares purchased [797,268 and 869,452 shares, respectively]	(9,793,201)	(10,215,954)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	17,320,139	(4,215,918)

TOTAL INCREASE (DECREASE)	18,104,633	(3,331,187)
NET ASSETS:
Beginning of period	20,463,582	23,794,769

End of period	$38,568,215	$20,463,582

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2026 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.13		$11.60	$10.95	$12.26	$12.75	$11.52

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.08)	(0.07)	— (b)	0.16	0.18
Net realized and unrealized gain (loss) on investment transactions	0.33		0.61	0.72	(1.31)	(0.65)	1.05

Total from investment operations	0.29		0.53	0.65	(1.31)	(0.49)	1.23

Net Asset Value, end of period	$12.42		$12.13	$11.60	$10.95	$12.26	$12.75

Total Return(c)	2.39%		4.57%	5.94%	(10.69)%	(3.84)%	10.68%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$39		$20	$24	$27	$30	$52
Average net assets (in millions)	$31		$21	$25	$29	$39	$92
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.91%	0.91%	0.92%	0.93%	0.92%
Expenses before waivers and/or expense reimbursement	1.20	%(e)	1.48%	1.31%	1.21%	1.18%	0.92%
Net investment income (loss)	(0.71	)%(e)	(0.66)%	(0.59)%	0.03%	1.25%	1.50%
Portfolio turnover rate(f)	26%		25%	42%	47%	30%	93%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 96.2%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	3,679,017	$39,806,960

(cost $36,269,484)

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $895,222)	895,222	895,222

TOTAL INVESTMENTS—98.4% (cost $37,164,706)(wa)		40,702,182
Other assets in excess of liabilities(z) — 1.6%		653,563

NET ASSETS — 100.0%		$41,355,745

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
16	3 Month CME SOFR	Sep. 2025	$3,826,600	$(629)
83	2 Year U.S. Treasury Notes	Sep. 2025	17,265,945	58,109
98	3 Year U.S. Treasury Notes	Sep. 2025	20,821,172	140,754

				198,234

Short Positions:
115	5 Year U.S. Treasury Notes	Sep. 2025	12,535,000	(136,477)
43	10 Year U.S. Treasury Notes	Sep. 2025	4,821,375	(92,207)
35	10 Year U.S. Ultra Treasury Notes	Sep. 2025	3,999,297	(89,531)
51	20 Year U.S. Treasury Bonds	Sep. 2025	5,888,906	(204,838)
22	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	2,620,750	(113,259)

				(636,312)

				$(438,078)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$807,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2027 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$39,806,960	$—	$—
Short-Term Investment
Affiliated Mutual Fund	895,222	—	—

Total	$40,702,182	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$198,863	$—	$—

Liabilities
Futures Contracts	$(636,941)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2025 were as follows:

Fixed Income	96.2%
Short-Term	2.2

98.4
Other assets in excess of liabilities	1.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$198,863*	Due from/to broker-variation margin futures	$636,941*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$619,288

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2027 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(768,401)

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$39,014,624
Futures Contracts - Short Positions (1)	31,150,568

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2027 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Affiliated investments (cost $37,164,706)	$40,702,182
Deposit with broker for centrally cleared/exchange-traded derivatives	807,000
Receivable for investments sold	36,212
Receivable for Portfolio shares sold	17,722
Prepaid expenses	211

Total Assets	41,563,327

LIABILITIES
Due to broker-variation margin futures	108,972
Payable for Portfolio shares purchased	55,840
Custodian and accounting fees payable	17,990
Audit fee payable	15,212
Management fee payable	5,270
Distribution fee payable	1,700
Accrued expenses and other liabilities	1,149
Affiliated transfer agent fee payable	956
Trustees’ fees payable	493

Total Liabilities	207,582

NET ASSETS	$41,355,745

Net assets were comprised of:
Partners’ Equity	$41,355,745

Net asset value and redemption price per share, $41,355,745 / 3,483,007 outstanding shares of beneficial interest	$11.87

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$23,304
Interest income	16,402

Total income	39,706

EXPENSES
Management fee	96,645
Distribution fee	51,523
Custodian and accounting fees	21,481
Audit fee	15,211
Professional fees	10,308
Fund data services	8,338
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,515
Trustees’ fees	4,463
Shareholders’ reports	4,217
Miscellaneous	5,518

Total expenses	222,219
Less: Fee waiver and/or expense reimbursement	(34,674)

Net expenses	187,545

NET INVESTMENT INCOME (LOSS)	(147,839)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	24,113
Futures transactions	619,288

643,401

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,533,608
Futures	(768,401)

765,207

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	1,408,608

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,260,769

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(147,839)	$(304,304)
Net realized gain (loss) on investment transactions	643,401	186,990
Net change in unrealized appreciation (depreciation) on investments	765,207	1,757,806

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,260,769	1,640,492

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [283,947 and 258,186 shares, respectively]	3,311,121	2,913,112
Portfolio shares purchased [365,164 and 1,070,768 shares, respectively]	(4,264,250)	(12,096,389)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(953,129)	(9,183,277)

TOTAL INCREASE (DECREASE)	307,640	(7,542,785)
NET ASSETS:
Beginning of period	41,048,105	48,590,890

End of period	$41,355,745	$41,048,105

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2027 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.52		$11.10	$10.52	$12.05	$12.63	$11.29

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.08)	(0.07)	(0.03)	0.10	0.15
Net realized and unrealized gain (loss) on investment transactions	0.39		0.50	0.65	(1.50)	(0.68)	1.19

Total from investment operations	0.35		0.42	0.58	(1.53)	(0.58)	1.34

Net Asset Value, end of period	$11.87		$11.52	$11.10	$10.52	$12.05	$12.63

Total Return(b)	3.04%		3.78%	5.51%	(12.70)%	(4.59)%	11.87%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$41		$41	$49	$52	$48	$69
Average net assets (in millions)	$42		$45	$50	$54	$56	$65
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91	%(d)	0.91%	0.91%	0.92%	0.93%	0.93%
Expenses before waivers and/or expense reimbursement	1.08	%(d)	1.06%	1.02%	0.98%	1.04%	0.99%
Net investment income (loss)	(0.72	)%(d)	(0.67)%	(0.62)%	(0.26)%	0.79%	1.26%
Portfolio turnover rate(e)	8%		5%	15%	40%	40%	189%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 95.8%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	5,729,434	$61,992,475

(cost $57,238,071)

SHORT-TERM INVESTMENT — 3.3%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,146,702)	2,146,702	2,146,702

TOTAL INVESTMENTS—99.1% (cost $59,384,773)(wa)		64,139,177
Other assets in excess of liabilities(z) — 0.9%		587,990

NET ASSETS — 100.0%		$64,727,167

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
175	3 Year U.S. Treasury Notes	Sep. 2025	$37,180,664	$230,785
112	5 Year U.S. Treasury Notes	Sep. 2025	12,208,000	135,754

				366,539

Short Positions:
64	2 Year U.S. Treasury Notes	Sep. 2025	13,313,500	(51,079)
65	10 Year U.S. Treasury Notes	Sep. 2025	7,288,125	(138,441)
55	10 Year U.S. Ultra Treasury Notes	Sep. 2025	6,284,610	(140,253)
80	20 Year U.S. Treasury Bonds	Sep. 2025	9,237,500	(321,543)
36	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	4,288,500	(180,998)

				(832,314)

				$(465,775)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$775,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2028 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$61,992,475	$—	$—
Short-Term Investment
Affiliated Mutual Fund	2,146,702	—	—

Total	$64,139,177	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$366,539	$—	$—

Liabilities
Futures Contracts	$(832,314)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2025 were as follows:

Fixed Income	95.8%
Short-Term	3.3

99.1
Other assets in excess of liabilities	0.9

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$366,539	*	Due from/to broker-variation margin futures	$832,314	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$1,069,458

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2028 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(758,244)

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$53,379,719
Futures Contracts - Short Positions (1)	43,662,558

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2028 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2025
ASSETS
Investments at value:
Affiliated investments (cost $59,384,773)	$64,139,177
Deposit with broker for centrally cleared/exchange-traded derivatives	775,000
Receivable for Portfolio shares sold	4,442
Receivable for investments sold	269
Prepaid expenses	9,251

Total Assets	64,928,139

LIABILITIES
Due to broker-variation margin futures	140,712
Custodian and accounting fees payable	17,942
Audit fee payable	15,212
Management fee payable	9,657
Accrued expenses and other liabilities	8,461
Payable for Portfolio shares purchased	4,725
Distribution fee payable	2,657
Affiliated transfer agent fee payable	956
Trustees’ fees payable	650

Total Liabilities	200,972

NET ASSETS	$64,727,167

Net assets were comprised of:
Partners’ Equity	$64,727,167

Net asset value and redemption price per share, $64,727,167 / 5,463,975 outstanding shares of beneficial interest	$11.85

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$47,532
Interest income	15,796

Total income	63,328

EXPENSES
Management fee	153,651
Distribution fee	81,914
Custodian and accounting fees	21,489
Audit fee	15,211
Professional fees	10,949
Trustees’ fees	4,740
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,515
Shareholders’ reports	4,217
Miscellaneous	13,955

Total expenses	310,641
Less: Fee waiver and/or expense reimbursement	(12,473)

Net expenses	298,168

NET INVESTMENT INCOME (LOSS)	(234,840)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	334,703
Futures transactions	1,069,458

1,404,161

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,166,366
Futures	(758,244)

1,408,122

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	2,812,283

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,577,443

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(234,840)	$(538,083)
Net realized gain (loss) on investment transactions	1,404,161	742,298
Net change in unrealized appreciation (depreciation) on investments	1,408,122	1,732,323

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,577,443	1,936,538

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [48,662 and 55,308 shares, respectively]	567,012	620,068
Portfolio shares purchased [625,785 and 1,748,727 shares, respectively]	(7,235,024)	(19,582,911)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(6,668,012)	(18,962,843)

TOTAL INCREASE (DECREASE)	(4,090,569)	(17,026,305)
NET ASSETS:
Beginning of period	68,817,736	85,844,041

End of period	$64,727,167	$68,817,736

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2028 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.39		$11.10	$10.52	$12.24	$12.81	$11.17

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.08)	(0.07)	(0.03)	— (b)	0.17
Net realized and unrealized gain (loss) on investment transactions	0.50		0.37	0.65	(1.69)	(0.57)	1.47

Total from investment operations	0.46		0.29	0.58	(1.72)	(0.57)	1.64

Net Asset Value, end of period	$11.85		$11.39	$11.10	$10.52	$12.24	$12.81

Total Return(c)	4.04%		2.61%	5.51%	(14.05)%	(4.45)%	14.68%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$65		$69	$86	$102	$89	$3
Average net assets (in millions)	$66		$77	$93	$112	$50	$6
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.90%	0.86%	0.83%	0.93%	0.93%
Expenses before waivers and/or expense reimbursement	0.95	%(e)	0.92%	0.88%	0.84%	1.06%	3.23%
Net investment income (loss)	(0.72	)%(e)	(0.70)%	(0.62)%	(0.29)%	0.01%	1.44%
Portfolio turnover rate(f)	1%		1%	1%	41%	230%	211%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 95.8%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	538,856	$5,830,426

(cost $5,158,651)

SHORT-TERM INVESTMENT — 2.3%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $137,474)	137,474	137,474

TOTAL INVESTMENTS—98.1% (cost $5,296,125)(wa)		5,967,900
Other assets in excess of liabilities(z) — 1.9%		115,888

NET ASSETS — 100.0%		$6,083,788

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
61	5 Year U.S. Treasury Notes	Sep. 2025	$6,649,000	$76,407

Short Positions:
7	2 Year U.S. Treasury Notes	Sep. 2025	1,456,164	(5,337)
9	3 Year U.S. Treasury Notes	Sep. 2025	1,912,149	(13,215)
6	10 Year U.S. Treasury Notes	Sep. 2025	672,750	(12,055)
5	10 Year U.S. Ultra Treasury Notes	Sep. 2025	571,328	(12,678)
7	20 Year U.S. Treasury Bonds	Sep. 2025	808,281	(27,776)
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	476,500	(16,397)

				(87,458)

				$(11,051)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$158,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2029 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$5,830,426	$—	$—
Short-Term Investment
Affiliated Mutual Fund	137,474	—	—

Total	$5,967,900	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$76,407	$—	$—

Liabilities
Futures Contracts	$(87,458)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2025 were as follows:

Fixed Income	95.8%
Short-Term	2.3

98.1
Other assets in excess of liabilities	1.9

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$76,407	*	Due from/to broker-variation margin futures	$87,458	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$99,208

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2029 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(28,239)

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$8,397,180
Futures Contracts - Short Positions (1)	7,792,672

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2029 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Affiliated investments (cost $5,296,125)	$5,967,900
Deposit with broker for centrally cleared/exchange-traded derivatives	158,000
Receivable for investments sold	8,550
Due from Manager	1,450
Prepaid expenses	8,922

Total Assets	6,144,822

LIABILITIES
Custodian and accounting fees payable	17,934
Audit fee payable	15,212
Due to broker-variation margin futures	10,027
Payable for Portfolio shares purchased	9,000
Fund data services payable	4,540
Shareholders’ reports payable	2,129
Affiliated transfer agent fee payable	956
Trustees’ fees payable	545
Accrued expenses and other liabilities	441
Distribution fee payable	250

Total Liabilities	61,034

NET ASSETS	$6,083,788

Net assets were comprised of:
Partners’ Equity	$6,083,788

Net asset value and redemption price per share, $6,083,788 / 525,781 outstanding shares of beneficial interest	$11.57

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$3,204
Affiliated dividend income	2,617

Total income	5,821

EXPENSES
Management fee	14,466
Distribution fee	7,712
Custodian and accounting fees	21,481
Audit fee	15,211
Professional fees	10,126
Fund data services.	8,338
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,515
Trustees’ fees	4,165
Shareholders’ reports.	3,842
Commitment fees	1,710
Miscellaneous	3,814

Total expenses	95,380
Less: Fee waiver and/or expense reimbursement	(67,308)

Net expenses	28,072

NET INVESTMENT INCOME (LOSS)	(22,251)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	46,390
Futures transactions	99,208

145,598

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	191,275
Futures	(28,239)

163,036

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	308,634

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$286,383

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(22,251)	$(49,745)
Net realized gain (loss) on investment transactions	145,598	49,371
Net change in unrealized appreciation (depreciation) on investments	163,036	115,160

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	286,383	114,786

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,899 and 36,705 shares, respectively]	90,267	393,871
Portfolio shares purchased [66,283 and 188,029 shares, respectively]	(748,964)	(2,058,953)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(658,697)	(1,665,082)

TOTAL INCREASE (DECREASE)	(372,314)	(1,550,296)
NET ASSETS:
Beginning of period	6,456,102	8,006,398

End of period	$6,083,788	$6,456,102

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2029 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.05		$10.89	$10.31	$12.27	$12.85	$11.05

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.07)	(0.06)	(0.05)	0.10	0.17
Net realized and unrealized gain (loss) on investment transactions	0.56		0.23	0.64	(1.91)	(0.68)	1.63

Total from investment operations	0.52		0.16	0.58	(1.96)	(0.58)	1.80

Net Asset Value, end of period	$11.57		$11.05	$10.89	$10.31	$12.27	$12.85

Total Return(b)	4.71%		1.47%	5.63%	(15.97)%	(4.51)%	16.29%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6		$6	$8	$9	$3	$3
Average net assets (in millions)	$6		$7	$9	$8	$3	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91	%(d)	0.91%	0.91%	0.91%	0.93%	0.93%
Expenses before waivers and/or expense reimbursement	3.09	%(d)	2.83%	2.47%	2.54%	6.01%	2.31%
Net investment income (loss)	(0.72	)%(d)	(0.67)%	(0.60)%	(0.43)%	0.80%	1.51%
Portfolio turnover rate(e)	1%		5%	15%	98%	68%	199%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 94.8%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	4,572,377	$49,473,121

(cost $45,204,152)

SHORT-TERM INVESTMENT — 4.0%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,093,460)	2,093,460	2,093,460

TOTAL INVESTMENTS—98.8% (cost $47,297,612)(wa)		51,566,581

Other assets in excess of liabilities(z) — 1.2%		650,213

NET ASSETS — 100.0%		$52,216,794

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
475	5 Year U.S. Treasury Notes	Sep. 2025	$51,775,000	$587,291
91	10 Year U.S. Treasury Notes	Sep. 2025	10,203,375	200,627

				787,918

Short Positions:
65	2 Year U.S. Treasury Notes	Sep. 2025	13,521,524	(52,028)
117	3 Year U.S. Treasury Notes	Sep. 2025	24,857,930	(160,872)
45	10 Year U.S. Ultra Treasury Notes	Sep. 2025	5,141,953	(113,888)
64	20 Year U.S. Treasury Bonds	Sep. 2025	7,390,000	(260,497)
27	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	3,216,375	(139,415)

				(726,700)

				$61,218

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$746,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2030 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$49,473,121	$—	$—
Short-Term Investment
Affiliated Mutual Fund	2,093,460	—	—

Total	$51,566,581	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$787,918	$—	$—

Liabilities
Futures Contracts	$(726,700)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2025 were as follows:

Fixed Income	94.8%
Short-Term	4.0

98.8
Other assets in excess of liabilities	1.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$787,918	*	Due from/to broker-variation margin futures	$726,700	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$675,874

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2030 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$111,812

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$60,272,318
Futures Contracts - Short Positions (1)	52,568,209

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2030 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Affiliated investments (cost $47,297,612)	$51,566,581
Deposit with broker for centrally cleared/exchange-traded derivatives	746,000
Receivable for investments sold	65,256
Prepaid expenses	9,218

Total Assets	52,387,055

LIABILITIES
Payable for Portfolio shares purchased	68,690
Due to broker-variation margin futures	49,377
Custodian and accounting fees payable	17,956
Audit fee payable	15,212
Management fee payable	7,332
Accrued expenses and other liabilities	5,843
Distribution fee payable	2,152
Shareholders’ reports payable	2,121
Affiliated transfer agent fee payable	956
Trustees’ fees payable	622

Total Liabilities	170,261

NET ASSETS	$52,216,794

Net assets were comprised of:
Partners’ Equity	$52,216,794

Net asset value and redemption price per share, $52,216,794 / 4,491,029 outstanding shares of beneficial interest	$11.63

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$38,453
Interest income	15,140

Total income	53,593

EXPENSES
Management fee	122,819
Distribution fee	65,477
Custodian and accounting fees	21,481
Audit fee	15,211
Professional fees	10,465
Trustees’ fees	4,602
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,515
Shareholders’ reports	3,851
Commitment fees	1,748
Miscellaneous	12,135

Total expenses	262,304
Less: Fee waiver and/or expense reimbursement	(23,966)

Net expenses.	238,338

NET INVESTMENT INCOME (LOSS)	(184,745)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	187,824
Futures transactions	675,874

863,698

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,780,008
Futures	111,812

1,891,820

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	2,755,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,570,773

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(184,745)	$(384,511)
Net realized gain (loss) on investment transactions	863,698	198,252
Net change in unrealized appreciation (depreciation) on investments	1,891,820	688,512

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,570,773	502,253

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [188,120 and 178,108 shares, respectively]	2,127,859	1,964,459
Portfolio shares purchased [488,632 and 858,312 shares, respectively]	(5,517,564)	(9,404,544)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(3,389,705)	(7,440,085)

TOTAL INCREASE (DECREASE)	(818,932)	(6,937,832)
NET ASSETS:
Beginning of period	53,035,726	59,973,558

End of period	$52,216,794	$53,035,726

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2030 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.07		$10.96	$10.39	$12.55	$13.10	$11.44

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.08)	(0.07)	(0.02)	0.10	0.12
Net realized and unrealized gain (loss) on investment transactions	0.60		0.19	0.64	(2.14)	(0.65)	1.54

Total from investment operations	0.56		0.11	0.57	(2.16)	(0.55)	1.66

Net Asset Value, end of period	$11.63		$11.07	$10.96	$10.39	$12.55	$13.10

Total Return(b)	5.06%		1.00%	5.38%	(17.13)%	(4.20)%	14.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$52		$53	$60	$58	$73	$141
Average net assets (in millions)	$53		$56	$58	$64	$103	$213
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91	%(d)	0.91%	0.91%	0.91%	0.91%	0.81%
Expenses before waivers and/or expense reimbursement	1.00	%(d)	1.00%	0.98%	0.93%	0.91%	0.81%
Net investment income (loss)	(0.71	)%(d)	(0.69)%	(0.64)%	(0.15)%	0.83%	0.95%
Portfolio turnover rate(e)	3%		3%	12%	14%	56%	253%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 94.5%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	6,337,407	$68,570,748

(cost $63,217,573)

SHORT-TERM INVESTMENT — 4.3%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,126,943)	3,126,943	3,126,943

TOTAL INVESTMENTS—98.8% (cost $66,344,516)(wa)		71,697,691
Other assets in excess of liabilities(z) — 1.2%		892,561

NET ASSETS — 100.0%		$72,590,252

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
579	10 Year U.S. Treasury Notes	Sep. 2025	$64,920,375	$1,227,682

Short Positions:
85	2 Year U.S. Treasury Notes	Sep. 2025	17,681,992	(67,721)
39	3 Year U.S. Treasury Notes	Sep. 2025	8,285,977	(41,483)
27	5 Year U.S. Treasury Notes	Sep. 2025	2,943,000	(30,703)
69	10 Year U.S. Ultra Treasury Notes	Sep. 2025	7,884,328	(172,112)
89	20 Year U.S. Treasury Bonds	Sep. 2025	10,276,719	(364,238)
39	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	4,645,875	(200,727)

				(876,984)

				$350,698

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MLC	$950,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2031 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$68,570,748	$—	$—
Short-Term Investment
Affiliated Mutual Fund	3,126,943	—	—

Total	$71,697,691	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,227,682	$—	$—

Liabilities
Futures Contracts	$(876,984)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2025 were as follows:

Fixed Income	94.5%
Short-Term	4.3

98.8
Other assets in excess of liabilities	1.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$1,227,682	*	Due from/to broker-variation margin futures	$876,984	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$684,358

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2031 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$477,288

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$76,273,146
Futures Contracts - Short Positions (1)	64,291,052

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2031 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Affiliated investments (cost $66,344,516)	$71,697,691
Deposit with broker for centrally cleared/exchange-traded derivatives	950,000
Receivable for Portfolio shares sold	118,465
Prepaid expenses	9,187

Total Assets	72,775,343

LIABILITIES
Payable for Portfolio shares purchased	115,680
Custodian and accounting fees payable	20,049
Audit fee payable	15,212
Management fee payable	11,279
Accrued expenses and other liabilities	8,420
Due to broker-variation margin futures	7,305
Distribution fee payable	2,955
Payable for investments purchased	2,646
Affiliated transfer agent fee payable	956
Trustees’ fees payable	589

Total Liabilities	185,091

NET ASSETS	$72,590,252

Net assets were comprised of:
Partners’ Equity	$72,590,252

Net asset value and redemption price per share, $72,590,252 / 7,462,366 outstanding shares of beneficial interest	$9.73

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$57,986
Interest income	21,586

Total income	79,572

EXPENSES
Management fee	169,404
Distribution fee	90,312
Custodian and accounting fees	23,469
Audit fee	15,211
Professional fees	10,512
Trustees’ fees	4,760
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,515
Shareholders’ reports	3,704
Miscellaneous	13,928

Total expenses	335,815
Less: Fee waiver and/or expense reimbursement	(7,225)

Net expenses	328,590

NET INVESTMENT INCOME (LOSS)	(249,018)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	132,060
Futures transactions	684,358

816,418

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,433,863
Futures	477,288

2,911,151

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	3,727,569

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,478,551

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(249,018)	$(539,985)
Net realized gain (loss) on investment transactions	816,418	62,352
Net change in unrealized appreciation (depreciation) on investments	2,911,151	528,319

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,478,551	50,686

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,523,999 and 1,484,919 shares, respectively]	14,584,590	13,836,942
Portfolio shares purchased [1,911,190 and 2,610,413 shares, respectively]	(18,071,476)	(24,099,070)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(3,486,886)	(10,262,128)

TOTAL INCREASE (DECREASE)	(8,335)	(10,211,442)
NET ASSETS:
Beginning of period	72,598,587	82,810,029

End of period	$72,590,252	$72,598,587

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2031 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,				January 02, 2020(a) through
	June 30, 2025		2024	2023	2022	2021	December 31, 2020
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$9.25		$9.23	$8.76	$10.78	$11.32	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.06)	(0.06)	(0.02)	0.04	0.03
Net realized and unrealized gain (loss) on investment transactions	0.51		0.08	0.53	(2.00)	(0.58)	1.29	(c)

Total from investment operations	0.48		0.02	0.47	(2.02)	(0.54)	1.32

Net Asset Value, end of period	$9.73		$9.25	$9.23	$8.76	$10.78	$11.32

Total Return(d)	5.19%		0.22%	5.37%	(18.74)%	(4.77)%	13.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$73		$73	$83	$94	$90	$146
Average net assets (in millions)	$73		$77	$87	$110	$148	$70
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.91	%(f)	0.90%	0.87%	0.84%	0.88%	0.92	%(f)
Expenses before waivers and/or expense reimbursement	0.93	%(f)	0.92%	0.89%	0.85%	0.88%	0.92	%(f)
Net investment income (loss)	(0.69	)%(f)	(0.70)%	(0.63)%	(0.25)%	0.40%	0.28	%(f)
Portfolio turnover rate(g)	19%		14%	6%	48%	102%	116%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 94.9%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	6,111,204	$66,123,229

(cost $60,954,498)

SHORT-TERM INVESTMENT — 3.5%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,451,229)	2,451,229	2,451,229

TOTAL INVESTMENTS—98.4% (cost $63,405,727)(wa)		68,574,458

Other assets in excess of liabilities(z) — 1.6%		1,083,181

NET ASSETS — 100.0%		$69,657,639

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
609	10 Year U.S. Treasury Notes	Sep. 2025	$68,284,125	$1,276,758
90	10 Year U.S. Ultra Treasury Notes	Sep. 2025	10,283,907	228,388

				1,505,146

Short Positions:
79	2 Year U.S. Treasury Notes	Sep. 2025	16,433,852	(64,667)
324	5 Year U.S. Treasury Notes	Sep. 2025	35,316,000	(384,682)
87	20 Year U.S. Treasury Bonds	Sep. 2025	10,045,781	(347,634)
37	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	4,407,625	(190,154)

				(987,137)

				$518,009

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MLC	$1,100,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2032 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$66,123,229	$—	$—
Short-Term Investment
Affiliated Mutual Fund	2,451,229	—	—

Total	$68,574,458	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,505,146	$—	$—

Liabilities
Futures Contracts	$(987,137)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2025 were as follows:

Fixed Income	94.9%
Short-Term	3.5

98.4
Other assets in excess of liabilities	1.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$1,505,146	*	Due from/to broker-variation margin futures	$987,137	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$316,260

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2032 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$867,057

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$79,682,823
Futures Contracts - Short Positions (1)	67,797,386

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2032 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Affiliated investments (cost $63,405,727)	$68,574,458
Deposit with broker for centrally cleared/exchange-traded derivatives	1,100,000
Receivable for investments sold	367,422
Due from broker-variation margin futures	49,837
Prepaid expenses	212

Total Assets	70,091,929

LIABILITIES
Payable for Portfolio shares purchased	386,760
Custodian and accounting fees payable	17,882
Accrued expenses and other liabilities	14,547
Management fee payable	10,705
Distribution fee payable	2,870
Affiliated transfer agent fee payable	956
Trustees’ fees payable	570

Total Liabilities	434,290

NET ASSETS	$69,657,639

Net assets were comprised of:
Partners’ Equity	$69,657,639

Net asset value and redemption price per share, $69,657,639 / 8,375,272 outstanding shares of beneficial interest	$8.32

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$43,616
Interest income	23,999

Total income	67,615

EXPENSES
Management fee	162,030
Distribution fee	86,382
Custodian and accounting fees	21,489
Audit fee	15,211
Professional fees	10,475
Trustees’ fees	4,740
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,515
Shareholders’ reports	3,848
Miscellaneous	13,956

Total expenses	322,646
Less: Fee waiver and/or expense reimbursement	(8,217)

Net expenses	314,429

NET INVESTMENT INCOME (LOSS)	(246,814)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	147,117
Futures transactions	316,260

463,377

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,427,760
Futures	867,057

3,294,817

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	3,758,194

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,511,380

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(246,814)	$(554,173)
Net realized gain (loss) on investment transactions	463,377	1,095,074
Net change in unrealized appreciation (depreciation) on investments	3,294,817	(1,026,744)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,511,380	(485,843)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [981,407 and 169,616 shares, respectively]	8,003,322	1,337,549
Portfolio shares purchased [1,418,294 and 4,359,749 shares, respectively]	(11,454,555)	(34,608,654)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(3,451,233)	(33,271,105)

TOTAL INCREASE (DECREASE)	60,147	(33,756,948)
NET ASSETS:
Beginning of period	69,597,492	103,354,440

End of period	$69,657,639	$69,597,492

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2032 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

						January 04, 2021(a) through December 31, 2021
	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$7.90		$7.95	$7.56	$9.47	$10.00
Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.05)	(0.04)	(0.01)	0.04
Net realized and unrealized gain (loss) on investment transactions	0.45		— (c)	0.43	(1.90)	(0.57)

Total from investment operations	0.42		(0.05)	0.39	(1.91)	(0.53)

Net Asset Value, end of period	$8.32		$7.90	$7.95	$7.56	$9.47

Total Return(d)	5.32%		(0.63)%	5.16%	(20.17)%	(5.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$70		$70	$103	$125	$103
Average net assets (in millions)	$70		$85	$113	$141	$33
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.91	%(f)	0.88%	0.83%	0.81%	0.93	%(g)
Expenses before waivers and/or expense reimbursement	0.93	%(f)	0.90%	0.85%	0.82%	1.17	%(g)
Net investment income (loss)	(0.71	)%(f)	(0.65)%	(0.55)%	(0.17)%	0.44	%(g)
Portfolio turnover rate(h)	10%		2%	4%	34%	375%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2033
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 93.4%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	379,116	$4,102,039

(cost $3,626,110)

SHORT-TERM INVESTMENT — 2.0%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $87,596)	87,596	87,596

TOTAL INVESTMENTS—95.4% (cost $3,713,706)(wa)		4,189,635
Other assets in excess of liabilities(z) — 4.6%		200,591

NET ASSETS — 100.0%		$4,390,226

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
18	10 Year U.S. Treasury Notes	Sep. 2025	$2,018,250	$35,157
25	10 Year U.S. Ultra Treasury Notes	Sep. 2025	2,856,641	64,193

				99,350

Short Positions:
6	2 Year U.S. Treasury Notes	Sep. 2025	1,248,140	(4,718)
19	5 Year U.S. Treasury Notes	Sep. 2025	2,071,000	(22,882)
5	20 Year U.S. Treasury Bonds	Sep. 2025	577,344	(20,749)
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	238,250	(10,136)

				(58,485)

				$40,865

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MLC	$225,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2033 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$4,102,039	$—	$—
Short-Term Investment
Affiliated Mutual Fund	87,596	—	—

Total	$4,189,635	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$99,350	$—	$—

Liabilities
Futures Contracts	$(58,485)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2025 were as follows:

Fixed Income	93.4%
Short-Term	2.0

95.4
Other assets in excess of liabilities	4.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$99,350*	Due from/to broker-variation margin futures	$58,485*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(3,613)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2033 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$80,884

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$4,802,235
Futures Contracts - Short Positions (1)	4,015,396

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2033 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Affiliated investments (cost $3,713,706)	$4,189,635
Deposit with broker for centrally cleared/exchange-traded derivatives	225,000
Due from broker-variation margin futures	7,195
Due from Manager	1,770
Receivable for investments sold	13
Prepaid expenses	9,245

Total Assets	4,432,858

LIABILITIES
Custodian and accounting fees payable	17,926
Audit fee payable	15,212
Fund data services payable	4,540
Shareholders’ reports payable	2,214
Accrued expenses and other liabilities	1,025
Affiliated transfer agent fee payable	956
Trustees’ fees payable	565
Distribution fee payable	180
Payable for Portfolio shares purchased	14

Total Liabilities	42,632

NET ASSETS	$4,390,226

Net assets were comprised of:
Partners’ Equity	$4,390,226

Net asset value and redemption price per share, $4,390,226 / 510,375 outstanding shares of beneficial interest	$ 8.60

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$3,765
Affiliated dividend income	1,364

Total income	5,129

EXPENSES
Management fee	9,919
Distribution fee	5,288
Custodian and accounting fees	21,481
Audit fee	15,211
Professional fees	10,297
Fund data services	8,338
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,515
Trustees’ fees	4,165
Shareholders’ reports	3,803
Commitment fees	1,709
Miscellaneous	3,784

Total expenses	88,510
Less: Fee waiver and/or expense reimbursement	(69,262)

Net expenses	19,248

NET INVESTMENT INCOME (LOSS)	(14,119)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	1,767
Futures transactions	(3,613)

(1,846)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	156,844
Futures	80,884

237,728

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	235,882

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$221,763

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(14,119)	$(35,566)
Net realized gain (loss) on investment transactions	(1,846)	8,960
Net change in unrealized appreciation (depreciation) on investments	237,728	(60,050)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	221,763	(86,656)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [0 and 997 shares, respectively]	—	8,250
Portfolio shares purchased [100 and 33,256 shares, respectively]	(828)	(268,554)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(828)	(260,304)

TOTAL INCREASE (DECREASE)	220,935	(346,960)
NET ASSETS:
Beginning of period	4,169,291	4,516,251

End of period	$4,390,226	$4,169,291

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2033 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,		January 03, 2022(a) through
	June 30, 2025		2024	2023	December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$8.17		$8.32	$7.95	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.07)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	0.46		(0.08)	0.43	(2.03)

Total from investment operations	0.43		(0.15)	0.37	(2.05)

Net Asset Value, end of period	$8.60		$8.17	$8.32	$7.95

Total Return(c)	5.26%		(1.80)%	4.65%	(20.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4		$4	$5	$5
Average net assets (in millions)	$4		$4	$5	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.91%	0.91%	0.91	%(f)
Expenses before waivers and/or expense reimbursement	4.18	%(e)	4.36%	4.04%	3.67	%(f)
Net investment income (loss)	(0.67	)%(e)	(0.83)%	(0.74)%	(0.24	)%(f)
Portfolio turnover rate(g)	0%		2%	37%	87%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2034
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

LONG-TERM INVESTMENT — 94.5%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*
(cost $7,539,946)	758,577	$8,207,808

SHORT-TERM INVESTMENT — 2.1%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $184,167)	184,167	184,167

TOTAL INVESTMENTS—96.6% (cost $7,724,113)(wa)		8,391,975
Other assets in excess of liabilities(z) — 3.4%		293,359

NET ASSETS — 100.0%		$8,685,334

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
92	10 Year U.S. Ultra Treasury Notes	Sep. 2025	$10,512,438	$225,341

Short Positions:
9	2 Year U.S. Treasury Notes	Sep. 2025	1,872,211	(7,118)
34	5 Year U.S. Treasury Notes	Sep. 2025	3,706,000	(39,774)
13	10 Year U.S. Treasury Notes	Sep. 2025	1,457,625	(26,119)
10	20 Year U.S. Treasury Bonds	Sep. 2025	1,154,687	(41,498)
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	476,500	(20,271)

				(134,780)

				$90,561

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MLC	$310,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2034 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$8,207,808	$—	$—
Short-Term Investment
Affiliated Mutual Fund	184,167	—	—

Total	$8,391,975	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$225,341	$—	$—

Liabilities
Futures Contracts	$(134,780)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2025 were as follows:

Fixed Income	94.5%
Short-Term	2.1

96.6
Other assets in excess of liabilities	3.4

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$225,341	*	Due from/to broker-variation margin futures	$134,780*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(169,796)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2034 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$164,734

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$10,867,500
Futures Contracts - Short Positions (1)	9,556,440

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2034 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Affiliated investments (cost $7,724,113)	$8,391,975
Deposit with broker for centrally cleared/exchange-traded derivatives	310,000
Receivable for investments sold	68,928
Due from broker-variation margin futures	19,866
Due from Manager	966
Prepaid expenses	9,398

Total Assets	8,801,133

LIABILITIES
Payable for Portfolio shares purchased	72,556
Custodian and accounting fees payable	17,963
Audit fee payable	15,212
Fund data services payable	4,540
Accrued expenses and other liabilities	3,715
Affiliated transfer agent fee payable	956
Trustees’ fees payable	515
Distribution fee payable	342

Total Liabilities	115,799

NET ASSETS	$8,685,334

Net assets were comprised of:
Partners’ Equity	$8,685,334

Net asset value and redemption price per share, $8,685,334 / 817,040 outstanding shares of beneficial interest	$10.63

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$4,520
Affiliated dividend income	2,980

Total income	7,500

EXPENSES
Management fee	18,408
Distribution fee	9,814
Custodian and accounting fees	21,481
Audit fee	15,211
Professional fees	10,415
Fund data services	8,338
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,434
Trustees’ fees	4,185
Shareholders’ reports	3,874
Miscellaneous	5,043

Total expenses	101,203
Less: Fee waiver and/or expense reimbursement	(65,482)

Net expenses	35,721

NET INVESTMENT INCOME (LOSS)	(28,221)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(140,714)
Futures transactions	(169,796)

(310,510)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	252,642
Futures	164,734

417,376

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	106,866

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,645

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(28,221)	$(50,035)
Net realized gain (loss) on investment transactions	(310,510)	(141,634)
Net change in unrealized appreciation (depreciation) on investments	417,376	(99,582)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	78,645	(291,251)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,385,651 and 753,659 shares, respectively]	14,640,106	7,944,605
Portfolio shares purchased [1,242,958 and 598,872 shares, respectively]	(12,853,190)	(6,219,218)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,786,916	1,725,387

TOTAL INCREASE (DECREASE)	1,865,561	1,434,136
NET ASSETS:
Beginning of period	6,819,773	5,385,637

End of period	$8,685,334	$6,819,773

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2034 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024	January 03, 2023(a) through December 31, 2023
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.11		$10.37	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.07)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	0.56		(0.19)	0.42

Total from investment operations	0.52		(0.26)	0.37

Net Asset Value, end of period	$10.63		$10.11	$10.37

Total Return(c)	5.14%		(2.51)%	3.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9		$7	$5
Average net assets (in millions)	$8		$7	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.91%	0.91	%(f)
Expenses before waivers and/or expense reimbursement	2.58	%(e)	2.97%	3.66	%(f)
Net investment income (loss)	(0.72	)%(e)	(0.70)%	(0.48	)%(f)
Portfolio turnover rate(g)	168%		96%	11%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2035
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 93.4%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	528,659	$5,720,092

(cost $5,384,631)

SHORT-TERM INVESTMENT — 2.0%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $119,325)	119,325	119,325

TOTAL INVESTMENTS—95.4% (cost $5,503,956)(wa)		5,839,417
Other assets in excess of liabilities(z) — 4.6%		283,297

NET ASSETS — 100.0%		$6,122,714

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
76	10 Year U.S. Ultra Treasury Notes	Sep. 2025	$8,684,188	$188,111

Short Positions:
7	2 Year U.S. Treasury Notes	Sep. 2025	1,456,164	(5,630)
24	5 Year U.S. Treasury Notes	Sep. 2025	2,616,000	(27,747)
26	10 Year U.S. Treasury Notes	Sep. 2025	2,915,250	(51,034)
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	476,500	(21,529)

				(105,940)

				$82,171

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MLC	$290,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2035 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$5,720,092	$—	$—
Short-Term Investment
Affiliated Mutual Fund	119,325	—	—

Total	$5,839,417	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$188,111	$—	$—

Liabilities
Futures Contracts	$(105,940)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2025 were as follows:

Fixed Income	93.4%
Short-Term	2.0

95.4
Other assets in excess of liabilities	4.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$188,111	*	Due from/to broker-variation margin futures	$105,940	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(166,789)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2035 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$152,062

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$8,166,813
Futures Contracts - Short Positions (1)	7,112,586

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2035 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Affiliated investments (cost $5,503,956)	$5,839,417
Deposit with broker for centrally cleared/exchange-traded derivatives	290,000
Due from broker-variation margin futures	19,802
Receivable for Portfolio shares sold	7,456
Due from Manager	1,815
Prepaid expenses	11,047

Total Assets	6,169,537

LIABILITIES
Custodian and accounting fees payable	19,941
Audit fee payable	13,807
Payable for investments purchased	4,942
Fund data services payable	2,972
Payable for Portfolio shares purchased	2,253
Accrued expenses and other liabilities	1,140
Affiliated transfer agent fee payable	956
Directors’ fees payable	565
Distribution fee payable	247

Total Liabilities	46,823

NET ASSETS	$6,122,714

Net assets were comprised of:
Partners’ Equity	$6,122,714

Net asset value and redemption price per share, $6,122,714 / 596,265 outstanding shares of beneficial interest	$10.27

STATEMENT OF OPERATIONS (unaudited)

For the Period January 02, 2024(a) through June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$5,956
Affiliated dividend income	1,944

Total income	7,900

EXPENSES
Management fee	13,646
Distribution fee	7,275
Custodian and accounting fees	22,928
Audit fee	15,211
Professional fees	10,164
Fund data services	8,338
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,515
Directors’ fees	4,165
Shareholders’ reports	3,656
Commitment fees	1,592
Miscellaneous	3,468

Total expenses	94,958
Less: Fee waiver and/or expense reimbursement	(68,476)

Net expenses	26,482

NET INVESTMENT INCOME (LOSS)	(18,582)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(103,230)
Futures transactions	(166,789)

(270,019)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	203,990
Futures	152,062

356,052

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	86,033

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,451

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	January 02, 2024(a) through December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(18,582)	$(32,074)
Net realized gain (loss) on investment transactions	(270,019)	(193,216)
Net change in unrealized appreciation (depreciation) on investments	356,052	61,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	67,451	(163,710)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [729,958 and 675,030 shares, respectively]	7,495,344	6,794,077
Portfolio shares purchased [669,218 and 139,505 shares, respectively]	(6,670,835)	(1,399,613)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	824,509	5,394,464

TOTAL INCREASE (DECREASE)	891,960	5,230,754
NET ASSETS:
Beginning of period	5,230,754	—

End of period	$6,122,714	$5,230,754

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2035 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

			January 02, 2024(a)
	Six Months Ended		through
	June 30, 2025		December 31, 2024
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$9.77		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		(0.06)
Net realized and unrealized gain (loss) on investment transactions	0.53		(0.17)

Total from investment operations	0.50		(0.23)

Net Asset Value, end of period	$10.27		$9.77

Total Return(c)	5.12%		(2.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6		$5
Average net assets (in millions)	$6		$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)	0.91	%(f)
Expenses before waivers and/or expense reimbursement	3.26	%(e)	3.85	%(f)
Net investment income (loss)	(0.64	)%(e)	(0.60	)%(f)
Portfolio turnover rate(g)	122%		33%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BOND PORTFOLIO 2036
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 92.0%
AFFILIATED MUTUAL FUND
Fixed Income
AST Target Maturity Central Portfolio*	441,710	$4,779,302

(cost $4,593,632)

SHORT-TERM INVESTMENT — 1.5%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $81,322)	81,322	81,322

TOTAL INVESTMENTS—93.5% (cost $4,674,954)(wa)		4,860,624

Other assets in excess of liabilities(z) — 6.5%		335,796

NET ASSETS — 100.0%		$5,196,420

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
52	10 Year U.S. Ultra Treasury Notes	Sep. 2025	$5,941,813	$130,140
14	20 Year U.S. Treasury Bonds	Sep. 2025	1,616,562	51,019

				181,159

Short Positions:
5	2 Year U.S. Treasury Notes	Sep. 2025	1,040,117	(3,996)
20	5 Year U.S. Treasury Notes	Sep. 2025	2,180,000	(22,820)
20	10 Year U.S. Treasury Notes	Sep. 2025	2,242,500	(39,026)
6	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	714,750	(30,653)

				(96,495)

				$84,664

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MLC	$295,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BOND PORTFOLIO 2036 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund
Fixed Income	$4,779,302	$—	$—
Short-Term Investment
Affiliated Mutual Fund	81,322	—	—

Total	$4,860,624	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$181,159	$—	$—

Liabilities
Futures Contracts	$(96,495)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2025 were as follows:

Fixed Income	92.0%
Short-Term	1.5

93.5
Other assets in excess of liabilities	6.5

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$181,159	*	Due from/to broker-variation margin futures	$96,495	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(56,229)

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BOND PORTFOLIO 2036 (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$84,664

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$4,970,958
Futures Contracts - Short Positions (1)	4,174,133

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BOND PORTFOLIO 2036 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Affiliated investments (cost $4,674,954)	$4,860,624
Deposit with broker for centrally cleared/exchange-traded derivatives	295,000
Due from broker-variation margin futures	21,946
Due from Manager	1,671
Prepaid expenses	56,278

Total Assets	5,235,519

LIABILITIES
Custodian and accounting fees payable	18,155
Audit fee payable	14,544
Fund data services payable	2,281
Shareholders’ reports payable	2,270
Affiliated transfer agent fee payable	956
Directors’ fees payable	542
Distribution fee payable	212
Accrued expenses and other liabilities	139

Total Liabilities	39,099

NET ASSETS	$5,196,420

Net assets were comprised of:
Partners’ Equity	$5,196,420

Net asset value and redemption price per share, $5,196,420 / 500,000 outstanding shares of beneficial interest	$10.39

STATEMENT OF OPERATIONS (unaudited)

For the Period January 02, 2025(a) through June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$4,069
Affiliated dividend income	2,805

Total income	6,874

EXPENSES
Management fee	11,671
Distribution fee	6,222
Custodian and accounting fees	21,526
Professional fees	14,931
Audit fee	14,544
Fund data services	8,077
Shareholders’ reports	4,931
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,490
Directors’ fees	4,142
Miscellaneous	617

Total expenses	91,151
Less: Fee waiver and/or expense reimbursement	(68,502)

Net expenses	22,649

NET INVESTMENT INCOME (LOSS)	(15,775)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Affiliated investment transactions	(1,910)
Futures transactions	(56,229)

(58,139)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	185,670
Futures	84,664

270,334

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	212,195

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$196,420

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

January 02, 2025(a) through June 30, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(15,775)
Net realized gain (loss) on investment transactions.	(58,139)
Net change in unrealized appreciation (depreciation) on investments	270,334

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	196,420

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [500,000 shares]	5,000,000

TOTAL INCREASE (DECREASE)	5,196,420
NET ASSETS:
Beginning of period	—

End of period	$5,196,420

(a)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BOND PORTFOLIO 2036 (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	January 02, 2025(a) through June 30, 2025
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	0.42

Total from investment operations	0.39

Net Asset Value, end of period	$10.39

Total Return(c)	3.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5
Average net assets (in millions)	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)
Expenses before waivers and/or expense reimbursement	3.66	%(e)
Net investment income (loss)	(0.63	)%(e)
Portfolio turnover rate(f)	3%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST CORE FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Shares	Value

LONG-TERM INVESTMENTS — 102.5%
AFFILIATED MUTUAL FUND — 2.0%
Fixed Income
AST PGIM Fixed Income Central Portfolio* (cost $77,000,000)(wa)		6,899,642	$79,414,875

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 12.0%
Automobiles — 2.4%
American Credit Acceptance Receivables Trust,
Series 2024-04, Class C, 144A
4.910%	08/12/31	2,228	2,233,209
Series 2025-01, Class D, 144A
5.540%	08/12/31	2,500	2,517,891
Series 2025-02, Class C, 144A
5.110%	03/12/31	1,900	1,913,597
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	1,800	1,837,148
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	636	636,689
Series 2024-A, Class A2, 144A
5.300%	11/15/32	662	664,638
AutoNation Finance Trust,
Series 2025-01A, Class B, 144A
5.030%	08/12/30	2,000	2,024,485
Series 2025-01A, Class C, 144A
5.190%	12/10/30	900	912,819
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A
3.830%	08/21/28	5,300	5,242,583
Series 2023-02A, Class A, 144A
5.200%	10/20/27	800	805,917
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,400	1,436,456
Series 2024-03A, Class A, 144A
5.230%	12/20/30	3,140	3,207,599
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	583	592,962
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	226	229,449
Bridgecrest Lending Auto Securitization Trust,
Series 2024-04, Class D
5.230%	08/15/30	2,250	2,257,257
Series 2025-01, Class D
5.640%	11/15/30	3,750	3,798,807
Series 2025-02, Class B
4.810%	08/15/29	3,710	3,723,919
CarMax Select Receivables Trust,
Series 2025-A, Class C
5.460%	07/15/31	5,100	5,214,822
Chesapeake Funding II LLC,
Series 2023-01A, Class A1, 144A
5.650%	05/15/35	1,131	1,137,057

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	660	$667,098
Citizens Auto Receivables Trust,
Series 2024-01, Class A4, 144A
5.030%	10/15/30	1,255	1,267,349
Consumer Portfolio Services Auto Trust,
Series 2025-B, Class C, 144A
5.120%	07/15/31	2,535	2,552,746
DT Auto Owner Trust,
Series 2023-02A, Class B, 144A
5.410%	02/15/29	496	496,033
Series 2023-02A, Class D, 144A
6.620%	02/15/29	2,000	2,052,640
Enterprise Fleet Financing LLC,
Series 2023-01, Class A3, 144A
5.420%	10/22/29	1,650	1,670,683
Series 2023-02, Class A2, 144A
5.560%	04/22/30	1,137	1,144,127
Exeter Automobile Receivables Trust,
Series 2023-03A, Class B
6.110%	09/15/27	95	94,741
Series 2025-02A, Class D
5.890%	07/15/31	5,100	5,235,393
Flagship Credit Auto Trust,
Series 2022-03, Class B, 144A
4.690%	07/17/28	2,247	2,245,706
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A
1.910%	10/17/33	398	388,498
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,025	988,410
GLS Auto Receivables Issuer Trust,
Series 2024-04A, Class B, 144A
4.890%	04/16/29	1,045	1,048,882
Series 2024-04A, Class D, 144A
5.650%	07/15/30	3,025	3,073,805
Series 2025-01A, Class D, 144A
5.610%	11/15/30	3,400	3,457,519
Series 2025-02A, Class D, 144A
5.590%	01/15/31	3,600	3,661,223
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	3,200	3,216,319
Series 2023-03A, Class A, 144A
5.940%	02/25/28	4,470	4,541,590
Series 2025-02A, Class A, 144A
5.130%	09/25/31	935	937,715
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class B, 144A
5.350%	05/15/28	1,485	1,494,724
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	379	377,227
Series 2021-01A, Class C, 144A
1.420%	07/14/28	765	752,102
Series 2021-01A, Class D, 144A
1.620%	11/14/30	225	221,281

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2023-01A, Class A, 144A
5.410%	11/14/29	4,100	$4,137,907
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	211	212,936
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D
1.350%	07/15/27	486	484,818
Series 2023-01, Class B
4.980%	02/15/28	404	404,394
Series 2023-03, Class C
5.770%	11/15/30	1,100	1,117,438
Series 2024-02, Class C
5.840%	06/17/30	500	511,224
Series 2024-05, Class D
5.140%	02/17/32	2,783	2,807,322
SBNA Auto Lease Trust,
Series 2024-A, Class A4, 144A
5.240%	01/22/29	750	754,541
Securitized Term Auto Receivables Trust (Canada),
Series 2025-A, Class B, 144A
5.038%	07/25/31	366	368,590
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class A4, 144A
5.470%	12/20/29	1,670	1,699,619
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	102,331
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	205,510
Series 2024-01A, Class B, 144A
5.380%	01/21/31	285	290,611
Tricolor Auto Securitization Trust,
Series 2024-01A, Class A, 144A
6.610%	10/15/27	282	282,802
Series 2024-03A, Class A, 144A
5.220%	06/15/28	409	409,738
Westlake Automobile Receivables Trust,
Series 2023-01A, Class D, 144A
6.790%	11/15/28	1,900	1,941,874

			97,704,770

Collateralized Debt Obligation — 0.0%
MF1 Ltd.,
Series 2021-FL06, Class A, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
5.529%(c)	07/16/36	306	305,352

Collateralized Loan Obligations — 4.8%
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.599%(c)	01/20/38	4,500	4,511,250
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.629%(c)	07/20/37	6,000	6,019,493

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
5.843%(c)	04/28/37		5,000	$5,019,237
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.028%(c)	04/25/34	EUR	1,722	2,029,132
Apidos CLO (Cayman Islands),
Series 2013-15A, Class A1RR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.541%(c)	04/20/31		136	136,074
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2023-04A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)
6.769%(c)	10/21/36		3,375	3,393,226
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.601%(c)	07/18/30		187	187,107
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.569%(c)	03/09/34		8,250	8,261,575
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.879%(c)	04/15/31	EUR	2,080	2,442,815
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.269%(c)	10/15/35	EUR	3,810	4,479,080
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
5.511%(c)	04/17/31		129	129,062
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.711%(c)	01/20/35		3,040	3,045,188
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.619%(c)	10/20/37		8,750	8,778,438
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.649%(c)	07/18/37		6,750	6,770,961
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.689%(c)	10/22/37		8,500	8,534,000
Goldentree Loan Management US CLO Ltd. (Cayman Islands),
Series 2021-09A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.769%(c)	04/20/37		4,500	4,514,669
Goldentree Loan Management US CLO Ltd. (United Kingdom),
Series 2022-15A, Class BR, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
6.669%(c)	10/20/36		4,570	4,600,067

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.656%(c)	04/15/34		2,083	$2,086,689
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.058%(c)	04/25/34	EUR	1,042	1,224,356
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.556%(c)	04/25/39	EUR	5,000	5,901,296
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	5,000	5,886,985
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)
5.502%(c)	10/20/31		728	729,109
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.872%(c)	01/22/37		495	497,375
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.598%(c)	10/15/32		4,487	4,496,379
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.786%(c)	04/15/37		5,000	5,017,500
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.629%(c)	10/19/38		4,750	4,766,625
NGC Ltd. (United Kingdom),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.869%(c)	07/20/37		8,250	8,288,266
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.624%(c)	04/26/31		21	21,084
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
6.319%(c)	10/18/35		5,000	5,028,883
OHA Credit Funding Ltd. (Cayman Islands),
Series 2019-03A, Class AR2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.589%(c)	01/20/38		4,500	4,511,282
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.722%(c)	01/18/38		8,750	8,778,502
Polen Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.581%(c)	03/06/38		8,750	8,785,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.668%(c)	07/15/31		451	$451,051
Rad CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.657%(c)	07/24/32		262	262,871
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.691%(c)	10/20/31		1,454	1,456,070
RR Ltd. (Bermuda),
Series 2022-23A, Class A2R, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)
6.906%(c)	10/15/35		4,575	4,583,166
Series 2022-23A, Class A2R2, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)
0.010%(c)	07/15/37		4,575	4,575,000
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.119%(c)	10/20/37		9,000	9,014,963
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.631%(c)	07/20/34		7,000	7,018,519
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.614%(c)	01/26/31		204	204,006
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.688%(c)	07/15/34		3,130	3,134,884
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.322%)
5.591%(c)	07/20/32		239	239,424
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.988%(c)	04/25/30	EUR	1,583	1,860,473
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
2.811%(c)	02/20/30	EUR	3,985	4,686,225
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.611%(c)	04/20/33		225	224,832
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.723%(c)	07/25/34		2,083	2,085,496
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.139%(c)	01/20/36		8,250	8,287,476

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.561%(c)	04/17/30	7	$7,009
Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-02A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.119%(c)	10/18/37	8,000	8,011,706

			194,973,876

Consumer Loans — 1.2%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	2,500	2,511,371
Series 2024-A, Class A, 144A
5.610%	02/15/29	1,320	1,326,004
Series 2024-B, Class A, 144A
4.620%	09/15/29	3,595	3,595,444
Aqua Finance Issuer Trust,
Series 2025-A, Class C, 144A
5.810%	12/19/50	2,453	2,480,231
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46	4,810	4,380,238
Cherry Securitization Trust,
Series 2025-01A, Class A, 144A
6.130%	11/15/32	3,850	3,888,998
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51	141	138,366
Island Finance Trust,
Series 2025-01A, Class A, 144A
6.540%	03/19/35	1,000	1,019,838
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	1,816	1,740,272
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 144A
1.860%	03/20/36	180	174,314
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,382	2,322,861
Series 2020-02A, Class A, 144A
1.750%	09/14/35	2,934	2,860,525
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.064%(c)	06/16/36	1,756	1,754,964
Series 2022-02A, Class A, 144A
4.890%	10/14/34	965	964,257
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	4,000	4,090,606
Oportun Funding Trust,
Series 2024-03, Class B, 144A
5.480%	08/15/29	1,948	1,950,118
Series 2024-03, Class C, 144A
6.250%	08/15/29	1,207	1,212,782

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Oportun Issuance Trust,
Series 2021-C, Class C, 144A
3.610%	10/08/31		1,151	$1,130,676
Reach ABS Trust,
Series 2025-01A, Class C, 144A
5.990%	08/16/32		1,335	1,347,168
Regional Management Issuance Trust,
Series 2022-01, Class C, 144A
4.460%	03/15/32		3,200	3,194,601
Republic Finance Issuance Trust,
Series 2024-B, Class A, 144A
5.420%	11/20/37		1,850	1,877,480
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A
5.210%	02/15/45		2,369	2,395,174
Series 2024-02A, Class B, 144A
6.340%	02/15/45		2,230	2,266,242

				48,622,530

Credit Cards — 0.4%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		737	733,431
Continental Finance Credit Card ABS Master Trust,
Series 2024-A, Class A, 144A
5.780%	12/15/32		2,450	2,480,834
Series 2024-A, Class B, 144A
6.220%	12/15/32		1,990	2,013,629
Mercury Financial Credit Card Master Trust,
Series 2024-02A, Class B, 144A
7.430%	07/20/29		2,500	2,514,480
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.122%(c)	07/15/32	GBP	1,700	2,339,801
Perimeter Master Note Business Trust,
Series 2025-01A, Class A, 144A
5.580%	12/16/30		4,300	4,298,195

				14,380,370

Equipment — 0.2%
Auxilior Term Funding LLC,
Series 2024-01A, Class A3, 144A
5.490%	07/15/31		1,440	1,470,592
CNH Equipment Trust,
Series 2023-A, Class A4
4.770%	10/15/30		715	720,206
Commercial Equipment Finance LLC,
Series 2024-01A, Class A, 144A
5.970%	07/16/29		1,062	1,072,418
DLLMT LLC,
Series 2024-01A, Class A4, 144A
4.980%	04/20/32		410	417,540
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,440	1,417,388

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Equipment (cont’d.)
SCF Equipment Leasing LLC,
Series 2024-01A, Class A3, 144A
5.520%	01/20/32	945	$971,204
SCF Equipment Trust LLC,
Series 2025-01A, Class A3, 144A
5.110%	11/21/33	1,950	1,989,151
Series 2025-01A, Class D, 144A
5.880%	11/20/35	628	646,853
Series 2025-01A, Class E, 144A
6.750%	11/20/35	1,450	1,494,059

			10,199,411

Home Equity Loans — 0.2%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.074%(c)	05/25/34	118	111,002
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.934%(c)	03/25/43	57	56,916
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%(cc)	04/25/54	754	761,503
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
4.914%(c)	01/25/34	279	272,447
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
5.334%(c)	04/25/34	144	141,899
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.074%(c)	08/25/33	93	97,102
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	681	685,329
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	750	759,594
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	208	209,096
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	68	68,778
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	1,571	1,564,139
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	1,679	1,672,878

			6,400,683

Manufactured Housing — 0.1%
Cascade MH Asset Trust,
Series 2024-MH01, Class A1, 144A
5.695%(cc)	11/25/56	2,778	2,838,410

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other — 2.3%
Aligned Data Centers Issuer LLC,
Series 2023-01A, Class A2, 144A
6.000%	08/17/48	2,270	$2,291,482
AMSR Trust,
Series 2024-SFR02, Class D, 144A
4.150%	11/17/41	1,930	1,818,566
Series 2024-SFR02, Class E1, 144A
4.150%	11/17/41	3,439	3,221,563
Bridge Trust,
Series 2022-SFR01, Class E1, 144A
6.300%	11/17/37	4,500	4,489,412
CF Hippolyta Issuer LLC,
Series 2020-01, Class A1, 144A
1.690%	07/15/60	906	895,814
Series 2021-01A, Class A1, 144A
1.530%	03/15/61	391	376,302
Series 2022-01A, Class A1, 144A
5.970%	08/15/62	592	593,644
Compass Datacenters Issuer II LLC,
Series 2024-02A, Class A1, 144A
5.022%	08/25/49	1,855	1,857,037
CoreVest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	119	117,729
Series 2020-03, Class A, 144A
1.358%	08/15/53	485	475,857
DB Master Finance LLC,
Series 2021-01A, Class A23, 144A
2.791%	11/20/51	2,017	1,758,597
Series 2021-01A, Class A2II, 144A
2.493%	11/20/51	1,983	1,836,194
Domino’s Pizza Master Issuer LLC,
Series 2017-01A, Class A23, 144A
4.118%	07/25/47	1,626	1,604,109
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	3,350	3,191,873
Series 2021-01A, Class A2II, 144A
3.151%	04/25/51	2,076	1,868,927
FirstKey Homes Trust,
Series 2021-SFR01, Class E2, 144A
2.489%	08/17/38	3,600	3,474,814
Series 2021-SFR02, Class A, 144A
1.376%	09/17/38	3,115	2,995,896
Series 2022-SFR01, Class A, 144A
4.145%	05/19/39	1,137	1,129,700
Series 2022-SFR02, Class D, 144A
4.500%	07/17/39	2,500	2,448,930
FRTKL,
Series 2021-SFR01, Class E2, 144A
2.522%	09/17/38	3,000	2,866,193
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A
5.350%	10/20/46	547	552,727
Hilton Grand Vacations Trust,
Series 2024-03A, Class C, 144A
5.710%	08/27/40	2,185	2,208,504

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
Home Partners of America Trust,
Series 2021-02, Class A, 144A
1.901%	12/17/26	3,746	$3,607,345
Series 2021-02, Class D, 144A
2.652%	12/17/26	3,456	3,311,734
KKR Asset-Based Income Fund,
6.793%	03/20/65^	3,400	3,400,000
MVW LLC,
Series 2024-01A, Class C, 144A
6.200%	02/20/43	430	436,505
Series 2025-01A, Class B, 144A
5.210%	09/22/42	2,316	2,333,700
New Economy Assets Phase Sponsor LLC,
Series 2021-01, Class A1, 144A
1.910%	10/20/61	1,290	1,214,519
Progress Residential Trust,
Series 2021-SFR03, Class A, 144A
1.637%	05/17/26	3,774	3,718,599
Series 2021-SFR08, Class A, 144A
1.510%	10/17/38	3,646	3,535,028
Series 2021-SFR10, Class A, 144A
2.393%	12/17/40	590	554,895
Series 2021-SFR11, Class E1, 144A
3.378%	01/17/39	2,500	2,352,371
Series 2022-SFR01, Class E1, 144A
3.930%	02/17/41	2,250	2,116,517
Series 2022-SFR03, Class A, 144A
3.200%	04/17/39	1,058	1,032,315
Series 2025-SFR01, Class D, 144A
3.650%(cc)	02/17/42	3,450	3,183,087
Retained Vantage Data Centers Issuer LLC,
Series 2023-01A, Class A2A, 144A
5.000%	09/15/48	3,400	3,371,376
Sierra Timeshare Receivables Funding LLC,
Series 2024-03A, Class C, 144A
5.320%	08/20/41	2,342	2,338,385
Stack Infrastructure Issuer LLC,
Series 2023-02A, Class A2, 144A
5.900%	07/25/48	1,925	1,940,818
Taco Bell Funding LLC,
Series 2021-01A, Class A2II, 144A
2.294%	08/25/51	3,439	3,126,914
Tricon Residential Trust,
Series 2022-SFR01, Class A, 144A
3.856%	04/17/39	5,076	5,004,603
VB-S1 Issuer LLC,
Series 2024-01A, Class C2, 144A
5.590%	05/15/54	2,165	2,192,879
Wendy’s Funding LLC,
Series 2021-01A, Class A2II, 144A
2.775%	06/15/51	3,072	2,716,210
Zayo Issuer LLC,
Series 2025-01A, Class A2, 144A
5.648%	03/20/55	1,675	1,709,953

			95,271,623

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities — 0.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.034%(c)	02/25/34		26	$25,596
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.850%(c)	10/25/34		65	61,918
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.484%(c)	11/25/34		2	1,851
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		2	2,228
GS Mortgage-Backed Securities Trust,
Series 2025-SL01, Class A1, 144A
5.847%(cc)	11/25/67		3,714	3,734,280
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
6.909%(c)	06/25/34		40	39,810
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.279%(c)	01/25/35		61	59,536
PRET LLC,
Series 2024-NPL04, Class A1, 144A
6.996%(cc)	07/25/54		1,548	1,550,220
Series 2025-NPL06, Class A1, 144A
5.744%(cc)	06/25/55		3,335	3,335,227
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.253%(c)	09/25/34		222	230,750
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.382%(c)	03/15/26^	EUR	2,373	2,082,513

				11,123,930

Student Loans — 0.1%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
5.539%(c)	07/25/51		38	37,748
Series 2021-C, Class B, 144A
2.720%	07/26/55		90	82,299
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,047	1,009,333
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		11	11,221
Navient Private Education Refi Loan Trust,
Series 2020-FA, Class A, 144A
1.220%	07/15/69		246	229,417

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Series 2021-FA, Class A, 144A
1.110%	02/18/70	1,459	$1,291,559
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	1,400	1,220,547
Series 2021-CA, Class C, 144A
3.360%	04/20/62	100	86,305
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	280	268,456
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,068	1,027,224

			5,264,109

TOTAL ASSET-BACKED SECURITIES (cost $483,575,234)			487,085,064

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.1%
2023-MIC Trust (The),
Series 2023-MIC, Class A, 144A
8.732%(cc)	12/05/38	1,330	1,450,281
245 Park Avenue Trust,
Series 2017-245P, Class XA, IO, 144A
0.271%(cc)	06/05/37	3,000	9,365
ALA Trust,
Series 2025-OANA, Class A, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)
6.043%(c)	06/15/40	855	859,543
BAHA Trust,
Series 2024-MAR, Class A, 144A
6.171%(cc)	12/10/41	3,000	3,105,711
BAMLL Re-REMIC Trust,
Series 2025-FRR05, Class A736, 144A
2.163%(cc)	09/27/52	4,000	3,839,801
Series 2025-FRR05, Class AK86, 144A
1.728%(s)	11/27/51	4,787	3,881,133
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60	1,715	1,696,258
Series 2018-BNK11, Class A2
3.784%	03/15/61	4,162	4,094,357
Series 2019-BN16, Class A4
4.005%	02/15/52	1,800	1,761,235
Series 2019-BN18, Class A2
3.474%	05/15/62	975	958,130
Series 2019-BN20, Class A2
2.758%	09/15/62	3,540	3,309,937
Series 2019-BN20, Class A3
3.011%	09/15/62	2,691	2,494,774
Series 2019-BN22, Class A3
2.726%	11/15/62	3,800	3,536,536
Series 2019-BN23, Class ASB
2.846%	12/15/52	1,855	1,790,923
Series 2019-BN24, Class A3
2.960%	11/15/62	1,165	1,088,501
Series 2020-BN25, Class A4
2.399%	01/15/63	4,800	4,372,142

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-BN26, Class ASB
2.313%	03/15/63	5,935	$5,681,635
Series 2020-BN30, Class ASB
1.673%	12/15/53	2,500	2,331,991
Series 2022-BNK39, Class XA, IO
0.525%(cc)	02/15/55	20,255	472,486
Series 2022-BNK40, Class A4
3.504%(cc)	03/15/64	460	422,615
Series 2023-BNK45, Class XA, IO
1.205%(cc)	02/15/56	5,802	320,953
Series 2023-BNK46, Class XA, IO
0.749%(cc)	08/15/56	9,303	333,426
Series 2024-BNK47, Class XA, IO
1.042%(cc)	06/15/57	11,257	649,241
Series 2024-BNK48, Class XA, IO
1.352%(cc)	10/15/57	8,931	742,242
BANK5,
Series 2023-05YR04, Class XA, IO
1.258%(cc)	12/15/56	3,277	95,991
Series 2024-05YR10, Class A3
5.302%	10/15/57	3,300	3,381,527
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
5.231%(c)	03/15/37	3,435	3,246,620
Series 2019-C03, Class XA, IO
1.468%(cc)	05/15/52	1,479	58,810
Series 2019-C04, Class A4
2.661%	08/15/52	2,472	2,325,921
Series 2021-C10, Class XA, IO
1.330%(cc)	07/15/54	22,145	1,176,537
Series 2024-C24, Class XA, IO
1.864%(cc)	02/15/57	8,066	794,674
Series 2024-C26, Class XA, IO
1.241%(cc)	05/15/57	11,938	876,666
Series 2024-C28, Class XA, IO
1.327%(cc)	09/15/57	7,783	605,745
Series 2025-C32, Class XA, IO
1.356%(cc)	02/15/62	4,782	408,451
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	4,646	4,545,081
Series 2019-B09, Class AAB
3.933%	03/15/52	1,513	1,498,911
Series 2019-B10, Class A3
3.455%	03/15/62	691	665,615
Series 2020-B18, Class A4
1.672%	07/15/53	3,000	2,638,794
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,327,745
Series 2020-B22, Class A4
1.685%	01/15/54	1,500	1,310,160
Series 2021-B27, Class A3
1.792%	07/15/54	5,000	4,614,106
Series 2021-B27, Class A4
2.103%	07/15/54	4,000	3,512,995

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-B28, Class XA, IO
1.367%(cc)	08/15/54	1,374	$73,708
Series 2023-B39, Class XA, IO
0.722%(cc)	07/15/56	19,895	736,020
Series 2023-B40, Class XA, IO
1.428%(cc)	12/15/56	5,437	317,416
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.850%(c)	06/15/42	800	800,500
BMO Mortgage Trust,
Series 2024-C09, Class XA, IO
1.078%(cc)	07/15/57	11,066	718,977
BOCA Commercial Mortgage Trust,
Series 2024-BOCA, Class A, 144A, 1 Month SOFR + 1.921% (Cap N/A, Floor 1.921%)
6.232%(c)	08/15/41	4,665	4,676,662
BPR Trust,
Series 2024-PMDW, Class A, 144A
5.358%(cc)	11/05/41	1,455	1,477,088
BWAY Trust,
Series 2025-1535, Class A, 144A
6.519%(cc)	05/05/42	1,865	1,919,354
BX Commercial Mortgage Trust,
Series 2024-BIO02, Class D, 144A
7.970%(cc)	08/13/41	470	466,444
BX Trust,
Series 2022-CLS, Class B, 144A
6.300%	10/13/27	2,185	2,204,571
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)
6.402%(c)	03/15/41	3,100	3,100,000
Series 2025-LUNR, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.812%(c)	06/15/40	1,700	1,702,122
Series 2025-LUNR, Class B, 144A, 1 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.162%(c)	06/15/40	500	500,624
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	590	567,875
Series 2017-CD05, Class A3
3.171%	08/15/50	1,917	1,866,435
Series 2019-CD08, Class A3
2.657%	08/15/57	4,924	4,563,269
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	2,517	2,474,757
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	993,470
Series 2017-C04, Class A3
3.209%	10/12/50	2,542	2,482,663
Series 2019-GC41, Class A4
2.620%	08/10/56	2,063	1,920,696
Series 2019-GC41, Class XA, IO
1.160%(cc)	08/10/56	27,180	852,471

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-GC43, Class A3
2.782%	11/10/52	3,230	$2,972,477
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	2,779,862
Commercial Mortgage Trust,
Series 2015-CR25, Class XA, IO
0.858%(cc)	08/10/48	179	3
Series 2015-LC23, Class A3
3.521%	10/10/48	1,433	1,429,950
Series 2016-COR01, Class A3
2.826%	10/10/49	2,430	2,388,464
Series 2019-GC44, Class A4
2.698%	08/15/57	11,660	10,785,022
Series 2024-277P, Class A, 144A
6.338%	08/10/44	2,200	2,318,849
Series 2024-CBM, Class A2, 144A
5.867%(cc)	12/10/41	3,115	3,167,870
Credit Suisse Mortgage Trust,
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	150,719
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class XA, IO
2.015%(cc)	01/15/49	1,029	4,865
Series 2017-CX10, Class A4
3.191%	11/15/50	1,566	1,527,925
Series 2018-CX12, Class A3
3.959%	08/15/51	1,425	1,403,324
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	69,102
DBGS Mortgage Trust,
Series 2018-C01, Class A4
4.466%	10/15/51	2,215	2,186,312
DC Trust,
Series 2024-HLTN, Class A, 144A
5.933%(cc)	04/13/40	995	1,005,660
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	167,536
Series 2016-C03, Class A4
2.632%	08/10/49	1,684	1,656,986
DTP Commercial Mortgage Trust,
Series 2023-STE02, Class A, 144A
6.038%(cc)	01/15/41	770	788,842
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.745%(cc)	11/25/25	10,551	15,216
Series K055, Class X1, IO
1.464%(cc)	03/25/26	5,035	35,274
Series K097, Class X1, IO
1.214%(cc)	07/25/29	10,138	376,696
Series K118, Class X1, IO
1.044%(cc)	09/25/30	8,000	322,788
Series K162, Class X1, IO
0.570%(cc)	12/25/33	5,857	168,941
Series K164, Class X1, IO
0.470%(cc)	05/25/34	10,048	247,165

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K170, Class X1, IO
0.399%(cc)	02/25/35	4,363	$88,977
Series K517, Class A2
5.355%(cc)	01/25/29	2,246	2,329,430
Series K753, Class X1, IO
0.400%(cc)	10/25/30	7,361	98,754
Series Q001, Class XA, IO
2.082%(cc)	02/25/32	4,745	294,063
FREMF Mortgage Trust,
Series 2017-K064, Class B, 144A
4.137%(cc)	05/25/50	3,500	3,455,603
Series 2017-K068, Class B, 144A
3.972%(cc)	10/25/49	3,550	3,485,795
Series 2019-K087, Class B, 144A
4.469%(cc)	01/25/51	3,550	3,494,104
Series 2019-K088, Class B, 144A
4.530%(cc)	02/25/52	2,000	1,979,925
Series 2019-K097, Class C, 144A
3.897%(cc)	09/25/51	2,095	1,995,763
Series 2019-K099, Class B, 144A
3.766%(cc)	10/25/52	3,300	3,146,268
Series 2019-K102, Class C, 144A
3.650%(cc)	12/25/51	3,868	3,604,411
Government National Mortgage Assoc.,
Series 2022-113, Class Z
2.000%	09/16/61	3,610	1,721,966
GS Mortgage Securities Corp. II,
Series 2024-70P, Class A, 144A
5.487%(cc)	03/10/41	4,560	4,581,922
GS Mortgage Securities Trust,
Series 2015-GS01, Class A3
3.734%	11/10/48	110	109,304
Series 2017-GS05, Class A3
3.409%	03/10/50	4,479	4,407,078
Series 2019-GC38, Class AAB
3.835%	02/10/52	2,386	2,365,646
Series 2019-GC42, Class A3
2.749%	09/10/52	4,520	4,210,256
HTL Commercial Mortgage Trust,
Series 2024-T53, Class A, 144A
6.071%(cc)	05/10/39	1,065	1,075,902
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	3,000	2,918,165
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	406,888
Series 2019-MFP, Class F, 144A, 1 Month SOFR + 3.047% (Cap N/A, Floor 3.000%)
7.359%(c)	07/15/36	500	453,962
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class XA, IO
0.779%(cc)	12/15/49	4,260	29,674
Series 2017-C34, Class A4
3.536%	11/15/52	4,400	4,297,518

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	750	$735,776
Series 2017-H01, Class XD, IO, 144A
2.295%(cc)	06/15/50	700	25,004
Series 2019-H07, Class A3
3.005%	07/15/52	1,081	1,018,861
Series 2019-L02, Class A4
4.071%	03/15/52	252	245,622
Series 2021-230P, Class A, 144A, 1 Month SOFR + 1.284% (Cap N/A, Floor 1.169%)
5.595%(c)	12/15/38	3,660	3,516,484
MSWF Commercial Mortgage Trust,
Series 2023-02, Class XA, IO
1.141%(cc)	12/15/56	7,050	415,930
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	305,039
NJ,
Series 2025-WBRK, Class A, 144A
5.867%(cc)	03/05/35	1,225	1,265,351
NY Commercial Mortgage Trust,
Series 2025-299P, Class A, 144A
5.853%(cc)	02/10/47	475	493,574
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)
5.525%(c)	02/15/42	1,435	1,423,341
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.000%(cc)	02/10/32	10,119	10
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class A, 144A
5.753%(cc)	07/15/39	1,220	1,246,832
RFM Reremic Trust,
Series 2024-FRR02, Class A123, 144A
2.006%(cc)	02/27/54	2,000	1,669,918
RFR Trust,
Series 2025-SGRM, Class A, 144A
5.562%(cc)	03/11/41	2,300	2,343,613
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	1,450	1,483,329
Series 2024-CNTR, Class C, 144A
6.471%	11/13/41	4,425	4,583,229
Series 2024-CNTR, Class D, 144A
7.109%	11/13/41	1,390	1,451,648
Series 2024-CNTR, Class E, 144A
8.819%	11/13/41	275	289,321
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,078	1,053,984
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	500	438,547

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Taurus CMBS (United Kingdom),
Series 2025-UK3A, Class B, 144A, SONIA + 1.600% (Cap N/A, Floor 0.000%)
5.842%(c)	07/20/35	GBP	650	$892,222
TEXAS Commercial Mortgage Trust,
Series 2025-TWR, Class A, 144A, 1 Month SOFR + 1.293% (Cap N/A, Floor 1.293%)
5.605%(c)	04/15/42		2,780	2,774,794
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50		2,687	2,612,836
Series 2017-C06, Class A4
3.320%	12/15/50		1,882	1,838,156
Series 2018-C12, Class A4
4.030%	08/15/51		2,382	2,347,937
Series 2019-C16, Class A3
3.344%	04/15/52		2,063	1,966,571
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3
2.684%	10/15/49		2,333	2,293,219
Series 2017-C38, Class A4
3.190%	07/15/50		408	399,494
Series 2017-C41, Class A3
3.210%	11/15/50		3,196	3,124,612
Series 2018-1745, Class A, 144A
3.874%(cc)	06/15/36		150	136,499
Series 2019-C49, Class A3
3.749%	03/15/52		1,865	1,850,336
Series 2019-C52, Class A4
2.643%	08/15/52		1,296	1,212,601
Series 2024-C63, Class XA, IO
1.213%(cc)	08/15/57		14,238	1,046,331

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $254,374,620)				249,724,930

CONVERTIBLE BONDS — 0.0%
Retail
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30		363	36,208
4.000%	11/15/29		495	49,474

TOTAL CONVERTIBLE BONDS (cost $705,349)				85,682

CORPORATE BONDS — 26.4%
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29		1,225	1,254,788
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		7,900	7,778,077
2.950%	02/01/30		399	369,991
3.100%	05/01/26		38	37,471
3.200%	03/01/29		2,432	2,315,438
3.250%	02/01/35		234	197,004

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
3.550%	03/01/38	151	$121,203
3.900%	05/01/49	66	47,395
5.150%	05/01/30	560	570,293
5.705%	05/01/40	2,855	2,815,868
5.930%	05/01/60	1,444	1,371,876
6.388%	05/01/31	310	333,409
6.528%	05/01/34	345	375,175
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	800	803,216
7.000%	06/01/32	150	156,328
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
5.050%	06/01/29	465	475,715
5.054%	04/27/45	106	98,916
5.350%	06/01/34	1,000	1,021,904
5.500%	08/15/54	466	451,794
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.650%	07/15/30	445	449,032
5.150%	05/01/40	390	381,385
RTX Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	369	333,610
3.030%	03/15/52	450	288,161
4.125%	11/16/28	1,573	1,567,274
4.500%	06/01/42	475	420,674
5.750%	11/08/26	600	611,119
6.000%	03/15/31	340	365,226

			25,012,342

Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
6.875%	11/01/33	940	1,049,956
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	1,440	1,281,273
4.540%	08/15/47	796	639,239
5.625%	08/15/35	1,015	1,031,693
5.834%	02/20/31	575	604,484
6.000%	02/20/34	225	235,968
Bunge Ltd. Finance Corp.,
Gtd. Notes
2.750%	05/14/31	2,000	1,809,812
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	11/10/31	1,050	911,693
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35	305	315,968
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.375%	11/01/27	1,135	1,140,166
4.500%	03/20/42	117	103,132
4.750%	11/01/31	550	553,941
4.875%	02/15/28	526	534,805

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
5.125%	02/15/30	1,655	$1,702,906
5.250%	02/13/34	170	173,335
5.375%	02/15/33	310	320,172
5.625%	09/07/33	1,065	1,115,902
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	1,345	1,370,027
7.000%	08/04/41	264	277,463

			15,171,935

Airlines — 0.2%
American Airlines 2015-2 Class A Pass Through Trust,
Pass-Through Certificates
4.000%	03/22/29(a)	1,721	1,655,851
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	105	101,568
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	101	98,079
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	177	169,884
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	212	212,000
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25(a)	212	212,056
4.750%	10/20/28	3,973	3,965,610
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	310	310,647
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	108	106,957
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	82	79,425
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	70	66,976
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	603	569,345
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	108	101,905
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	273	243,989
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	495	491,481
4.625%	04/15/29	109	105,834

			8,491,607

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Apparel — 0.0%
Tapestry, Inc.,
Sr. Unsec’d. Notes
5.100%	03/11/30	520	$526,808
5.500%	03/11/35	920	923,435

			1,450,243

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.700%	08/10/26	565	550,145
2.900%	02/16/28	675	633,016
4.125%	08/17/27	2,240	2,188,700
4.271%	01/09/27	200	196,705
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,611	1,519,483
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	149	147,945
Sr. Unsec’d. Notes
5.000%	04/09/27	500	503,086
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.250%	01/08/27	2,290	2,311,413
5.300%	06/24/29	2,950	3,004,717
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.950%	08/15/29	1,460	1,461,104

			12,516,314

Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
5.150%	09/13/34	1,285	1,238,568
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	75	77,826
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	3,150	3,114,807

			4,431,201

Banks — 8.2%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
5.515%(ff)	12/03/35(a)	900	915,636
Sub. Notes, 144A, MTN
4.750%	07/28/25	1,000	999,526
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.608%(ff)	09/13/29	2,500	2,642,247
Sr. Unsec’d. Notes, 144A, MTN
5.871%(ff)	03/28/35	2,500	2,573,283
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
4.175%(ff)	03/24/28	200	198,638
5.538%(ff)	03/14/30(a)	800	823,568

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.565%	01/17/30	600	$622,137
Sr. Preferred Notes
5.439%	07/15/31	600	623,149
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	1,837	1,600,609
2.572%(ff)	10/20/32	1,317	1,159,273
2.592%(ff)	04/29/31	3,579	3,272,811
2.687%(ff)	04/22/32	2,195	1,970,897
4.571%(ff)	04/27/33	1,300	1,278,499
4.979%(ff)	01/24/29	1,740	1,765,273
5.162%(ff)	01/24/31(a)	1,310	1,342,777
5.933%(ff)	09/15/27	850	864,838
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	282	277,642
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	11,123	9,769,316
1.922%(ff)	10/24/31	430	374,821
2.496%(ff)	02/13/31	1,402	1,280,803
2.972%(ff)	02/04/33(a)	1,080	966,932
3.824%(ff)	01/20/28	912	904,224
3.970%(ff)	03/05/29	1,584	1,566,190
3.974%(ff)	02/07/30	424	417,500
4.083%(ff)	03/20/51	335	266,299
4.271%(ff)	07/23/29	211	210,416
4.330%(ff)	03/15/50	517	429,330
4.376%(ff)	04/27/28	470	469,900
5.000%	01/21/44(a)	1,003	947,700
Sub. Notes
2.482%(ff)	09/21/36	780	661,136
5.518%(ff)	10/25/35	905	902,765
Sub. Notes, MTN
4.250%	10/22/26	15	14,974
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30	2,500	2,576,883
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	03/08/27	1,385	1,352,141
Bank of New York Mellon (The),
Sr. Unsec’d. Notes
4.729%(ff)	04/20/29	250	253,420
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
5.060%(ff)	07/22/32	1,210	1,236,925
5.188%(ff)	03/14/35	575	582,345
Bank of New Zealand (New Zealand),
Sr. Unsec’d. Notes, 144A
2.285%	01/27/27	2,085	2,025,328
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.951%	03/11/27	1,355	1,327,400
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A
5.538%	01/22/30(a)	1,215	1,259,400

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.942%(ff)	09/10/30	948	$954,597
5.367%(ff)	02/25/31	3,792	3,865,133
5.690%(ff)	03/12/30	800	827,572
5.785%(ff)	02/25/36	575	585,451
6.036%(ff)	03/12/55(a)	1,500	1,531,351
7.385%(ff)	11/02/28	800	849,137
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	304	306,853
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.871%(ff)	04/19/32	965	863,852
3.132%(ff)	01/20/33	2,200	1,953,642
4.400%	08/14/28	530	527,581
5.198%(ff)	01/10/30	728	739,456
5.283%(ff)	11/19/30	3,335	3,397,625
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33	1,005	1,044,246
Sr. Preferred Notes, 144A
5.125%(ff)	01/13/29	1,490	1,511,813
Sub. Notes, 144A
5.906%(ff)	11/19/35	900	907,146
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
4.625%	09/12/28	495	495,187
5.389%(ff)	05/28/31(a)	2,890	2,942,025
5.876%(ff)	01/14/31(a)	1,690	1,748,161
6.027%(ff)	05/28/36	1,645	1,693,277
6.293%(ff)	01/14/36	1,425	1,496,632
6.714%(ff)	10/19/29	1,630	1,723,762
7.003%(ff)	10/19/34	585	642,163
Sub. Notes, 144A
6.508%(ff)	01/18/35	1,465	1,515,327
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.581%(ff)	07/03/36	940	947,902
6.037%(ff)	06/15/35(a)	1,460	1,524,544
6.684%(ff)	09/13/27	1,250	1,279,331
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	1,600	1,661,791
Citibank NA,
Sr. Unsec’d. Notes
4.914%	05/29/30	1,265	1,289,136
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	4,598	4,169,535
2.666%(ff)	01/29/31	640	586,365
3.520%(ff)	10/27/28	1,240	1,214,290
3.668%(ff)	07/24/28	948	933,199
3.785%(ff)	03/17/33	1,500	1,399,560
3.887%(ff)	01/10/28	1,057	1,047,429
4.075%(ff)	04/23/29	460	455,465
4.650%	07/30/45	458	402,337
4.650%	07/23/48	130	112,129
4.658%(ff)	05/24/28	1,965	1,972,638

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.910%(ff)	05/24/33	530	$528,752
4.952%(ff)	05/07/31	1,245	1,259,270
5.174%(ff)	02/13/30	510	520,177
5.449%(ff)	06/11/35	1,510	1,543,449
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28	4,250	4,157,429
Sub. Notes
4.450%	09/29/27	964	964,617
4.600%	03/09/26	225	224,798
4.750%	05/18/46	22	18,833
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.253%(ff)	03/05/31	1,085	1,099,423
5.718%(ff)	07/23/32	700	724,855
6.645%(ff)	04/25/35	145	156,349
Cooperatieve Rabobank UA (Netherlands),
Sr. Non-Preferred Notes, 144A
3.649%(ff)	04/06/28	640	631,331
3.758%(ff)	04/06/33	1,000	930,602
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29	2,796	2,842,025
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28	2,090	2,090,645
5.222%(ff)	05/27/31	2,810	2,855,469
5.335%(ff)	01/10/30	944	964,241
5.862%(ff)	01/09/36	1,210	1,248,296
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30(a)	2,000	2,072,419
Sr. Non-Preferred Notes, 144A, MTN
5.019%(ff)	03/04/31(a)	915	924,462
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	1,825	1,806,513
2.311%(ff)	11/16/27	545	528,852
5.297%(ff)	05/09/31	4,280	4,343,493
5.403%(ff)	09/11/35(a)	1,275	1,265,464
6.819%(ff)	11/20/29	2,500	2,663,887
Sr. Non-Preferred Notes, SOFR + 1.219%
5.589%(c)	11/16/27	715	714,507
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	04/26/29	1,305	1,338,541
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.383%(ff)	07/21/32	625	545,841
2.600%	02/07/30	310	286,570
2.615%(ff)	04/22/32	2,689	2,391,834
2.640%(ff)	02/24/28	4,335	4,210,683
2.908%(ff)	07/21/42	1,640	1,172,291
3.615%(ff)	03/15/28	1,645	1,622,907
3.814%(ff)	04/23/29	910	895,073
4.223%(ff)	05/01/29	521	518,078
4.482%(ff)	08/23/28	2,077	2,079,510
4.692%(ff)	10/23/30	1,015	1,017,975
5.016%(ff)	10/23/35	555	548,298

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.049%(ff)	07/23/30	1,525	$1,549,437
5.207%(ff)	01/28/31	2,355	2,409,485
5.218%(ff)	04/23/31	1,363	1,397,654
6.250%	02/01/41	629	672,751
Sub. Notes
6.750%	10/01/37	335	367,592
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.804%(ff)	05/24/32	989	877,452
2.848%(ff)	06/04/31	417	380,446
5.130%(ff)	03/03/31	1,920	1,944,227
5.240%(ff)	05/13/31	1,725	1,751,321
5.286%(ff)	11/19/30	2,655	2,704,938
5.402%(ff)	08/11/33	735	753,521
5.887%(ff)	08/14/27	550	557,452
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.443%(ff)	08/04/28	3,360	3,358,544
5.272%(ff)	01/15/31(a)	550	563,345
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27	540	527,526
2.182%(ff)	06/01/28	462	443,789
2.545%(ff)	11/08/32	995	875,886
2.580%(ff)	04/22/32	655	584,977
2.739%(ff)	10/15/30	508	473,545
2.947%(ff)	02/24/28	2,070	2,022,923
3.540%(ff)	05/01/28	1,184	1,166,679
3.702%(ff)	05/06/30	62	60,361
3.782%(ff)	02/01/28	1,057	1,047,763
4.005%(ff)	04/23/29	5,020	4,974,044
4.505%(ff)	10/22/28	865	867,578
4.915%(ff)	01/24/29	1,750	1,773,299
4.946%(ff)	10/22/35	315	311,749
4.995%(ff)	07/22/30	265	269,803
5.103%(ff)	04/22/31(a)	1,010	1,035,012
5.140%(ff)	01/24/31	1,535	1,574,677
5.299%(ff)	07/24/29	570	585,239
5.336%(ff)	01/23/35	2,605	2,664,574
5.581%(ff)	04/22/30	985	1,023,013
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30	1,490	1,504,668
KeyCorp,
Sr. Unsec’d. Notes, GMTN
5.121%(ff)	04/04/31(a)	920	930,706
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	03/22/28	1,624	1,621,693
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
4.700%	01/27/28	1,000	1,008,850
5.400%	11/21/25	2,550	2,554,409
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.159%(ff)	04/24/31	200	204,618
5.475%(ff)	02/22/31	1,500	1,552,440

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.711%(ff)	07/08/31	1,095	$1,093,890
5.323%(ff)	07/08/36	2,585	2,589,213
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28	1,325	1,321,740
4.654%(ff)	10/18/30	335	335,692
5.230%(ff)	01/15/31	255	261,479
5.449%(ff)	07/20/29	585	601,557
5.466%(ff)	01/18/35	1,500	1,534,080
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	265	229,510
2.699%(ff)	01/22/31	4,946	4,558,534
4.431%(ff)	01/23/30	4,426	4,415,858
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	5,465	4,674,340
1.928%(ff)	04/28/32	225	192,386
2.511%(ff)	10/20/32	220	192,744
3.591%(cc)	07/22/28	428	420,469
3.622%(ff)	04/01/31	1,080	1,035,336
5.656%(ff)	04/18/30	650	675,545
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.016%(ff)	01/12/29	1,740	1,766,958
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29	614	619,614
5.115%(ff)	05/23/31	1,085	1,101,497
5.516%(ff)	09/30/28(a)	3,800	3,878,667
Norinchukin Bank (The) (Japan),
Sr. Unsec’d. Notes, 144A
5.430%	03/09/28(a)	1,830	1,865,556
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32	700	701,716
4.899%(ff)	05/13/31	925	937,271
5.102%(ff)	07/23/27	1,740	1,753,101
5.582%(ff)	06/12/29	1,300	1,346,557
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
4.965%(ff)	01/24/29	1,750	1,773,481
5.150%	02/01/34	350	356,657
5.153%(ff)	02/04/31	1,335	1,358,821
Sr. Unsec’d. Notes, MTN
3.875%	05/04/32	440	418,403
Sr. Unsec’d. Notes, Series I, MTN
2.050%	01/21/27	1,395	1,349,689
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.694%(ff)	04/15/31	3,865	3,985,002
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	980	951,665
Sr. Non-Preferred Notes, 144A
5.512%(ff)	05/22/31	310	315,997
6.066%(ff)	01/19/35	1,090	1,122,758

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27	3,650	$3,552,837
5.249%(ff)	05/22/29(a)	1,055	1,065,696
5.250%	02/19/27	3,817	3,855,857
6.100%(ff)	04/13/33	2,820	2,918,276
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30(a)	2,865	2,886,172
7.767%(ff)	11/16/28	3,765	4,023,128
State Street Bank & Trust Co.,
Sr. Unsec’d. Notes
4.782%	11/23/29	1,740	1,776,229
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28	2,095	2,030,012
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.954%(ff)	07/08/33	2,645	2,645,000
5.246%(ff)	07/08/36	1,480	1,480,000
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
4.783%	12/17/29	1,760	1,777,200
5.298%	01/30/32	780	799,542
Sr. Unsec’d. Notes, MTN
2.800%	03/10/27	1,360	1,327,509
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.122%(ff)	01/26/34(a)	3,695	3,693,336
U.S. Bancorp,
Sr. Unsec’d. Notes
5.775%(ff)	06/12/29	520	539,693
5.836%(ff)	06/12/34	170	178,531
Sr. Unsec’d. Notes, MTN
2.215%(ff)	01/27/28	4,295	4,150,626
UBS AG (Switzerland),
Sr. Unsec’d. Notes
7.500%	02/15/28	1,090	1,174,788
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	350	350,036
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33	736	640,268
3.091%(ff)	05/14/32	2,077	1,884,439
4.194%(ff)	04/01/31	1,765	1,723,081
4.253%	03/23/28	607	603,582
6.301%(ff)	09/22/34	438	469,449
6.442%(ff)	08/11/28	700	726,250
6.537%(ff)	08/12/33	1,010	1,097,113
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.970%(ff)	04/23/29	770	780,919
5.150%(ff)	04/23/31	805	824,559
5.244%(ff)	01/24/31	555	569,336
5.389%(ff)	04/24/34	545	558,069
5.499%(ff)	01/23/35	1,220	1,251,517
6.491%(ff)	10/23/34	695	759,727

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	8,461	$8,153,798
2.879%(ff)	10/30/30	1,257	1,174,435
3.350%(ff)	03/02/33	4,120	3,764,105
4.808%(ff)	07/25/28	1,660	1,673,715
4.897%(ff)	07/25/33	335	334,963
5.013%(ff)	04/04/51	1,553	1,414,566
5.574%(ff)	07/25/29	2,155	2,224,891
Sr. Unsec’d. Notes, MTN, Series W
4.900%(ff)	01/24/28	1,750	1,762,737
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
5.457%	11/18/27	1,895	1,954,707

			332,806,813

Beverages — 0.1%
Bacardi Ltd./Bacardi-Martini BV (Bermuda),
Sr. Unsec’d. Notes, 144A
5.250%	01/15/29	190	192,569
5.400%	06/15/33	359	357,660
Bacardi-Martini BV (Bermuda),
Sr. Unsec’d. Notes, 144A
6.000%	02/01/35	605	623,062
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	300	275,266
Sr. Unsec’d. Notes
4.800%	05/01/30	940	946,980
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.600%	05/15/30	880	884,298

			3,279,835

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	146	124,985
5.150%	11/15/41	855	805,663
5.650%	03/02/53(a)	1,654	1,615,516
5.750%	03/02/63	300	291,660
Biogen, Inc.,
Sr. Unsec’d. Notes
5.750%	05/15/35	1,425	1,464,968
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,110	796,056
4.750%	03/01/46	213	190,640
4.800%	11/15/29	1,030	1,051,547
5.250%	10/15/33(a)	1,305	1,348,770
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	1,300	1,129,225

			8,819,030

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials — 0.1%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	425	$391,979
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	500	367,177
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	320	329,257
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	65	67,049
Trane Technologies Financing Ltd.,
Gtd. Notes
3.800%	03/21/29	285	279,959
5.100%	06/13/34	75	76,011
5.250%	03/03/33	750	771,421

			2,282,853

Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
8.500%	01/12/31	1,320	1,149,720
Celanese US Holdings LLC,
Gtd. Notes
6.415%(cc)	07/15/27	525	543,669
6.850%(cc)	11/15/28	600	630,373
7.050%	11/15/30	400	420,915
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	750	747,018
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%
10.000%	05/07/29^	374	355,519
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	705	729,781
5.419%	11/15/48	200	201,587
EIDP, Inc.,
Sr. Unsec’d. Notes
5.125%	05/15/32	1,235	1,258,345
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.950%	11/07/25	1,710	1,718,391
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34	609	630,035
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	11/15/28(a)	825	868,682
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28	950	901,550
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30	1,514	1,370,274

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
7.378%	11/14/32(a)		1,250	$1,389,088

				12,914,947

Coal — 0.0%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29		505	377,487

Commercial Services — 0.2%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31		322	336,620
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		525	487,102
4.625%	10/01/27		925	902,560
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		505	511,405
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	209	244,807
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.037%	03/25/30		425	428,291
6.319%	12/04/28		1,800	1,894,832
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		715	629,502
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30		600	551,997
4.950%	08/15/27		1,630	1,648,962
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.250%	06/15/33		100	104,803
Sr. Unsec’d. Notes, 144A
7.000%	06/15/30		235	246,044
Hertz Corp. (The),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/28		379	85,275
7.125%	08/01/26		255	57,375
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
4.750%	03/27/30		930	941,963
S&P Global, Inc.,
Gtd. Notes
2.900%	03/01/32		600	545,110

				9,616,648

Computers — 0.3%
Accenture Capital, Inc.,
Gtd. Notes
4.250%	10/04/31		2,240	2,216,917
4.500%	10/04/34		460	447,503

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
CGI, Inc. (Canada),
Sr. Unsec’d. Notes
1.450%	09/14/26	1,000	$965,413
Dell International LLC/EMC Corp.,
Gtd. Notes
5.300%	04/01/32	3,020	3,083,822
Sr. Unsec’d. Notes
5.300%	10/01/29	1,250	1,286,137
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
5.000%	10/15/34	1,300	1,261,338
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.200%	02/09/27	2,090	2,026,902
4.800%	02/10/30	1,365	1,386,852
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	400	437,837

			13,112,721

Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	370	364,744
3.375%	03/24/29	510	492,976
3.625%	03/24/32	400	374,191
Kenvue, Inc.,
Sr. Unsec’d. Notes
4.850%	05/22/32	665	672,749

			1,904,660

Distribution/Wholesale — 0.0%
Wesco Aircraft Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	11/15/26(a)(d)	390	168,272

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,156	1,125,979
3.300%	01/30/32	4,739	4,294,215
Aircastle Ltd./Aircastle Ireland DAC,
Sr. Unsec’d. Notes, 144A
5.250%	03/15/30	865	870,966
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	435	425,226
Sr. Unsec’d. Notes
5.016%(ff)	04/25/31	1,600	1,634,317
5.043%(ff)	07/26/28	1,690	1,713,804
5.085%(ff)	01/30/31	1,390	1,421,619
5.442%(ff)	01/30/36(a)	775	790,882
5.850%	11/05/27	1,870	1,937,391
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
5.200%	04/15/35	1,580	1,590,970

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
5.125%	04/10/30	695	$701,301
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	3,500	3,325,000
4.950%	01/15/28	700	702,625
5.150%	01/15/30	6,245	6,282,689
5.750%	03/01/29	3,000	3,084,000
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.878%(ff)	11/02/27	475	458,913
4.927%(ff)	05/10/28	1,090	1,098,375
6.051%(ff)	02/01/35	435	453,876
7.624%(ff)	10/30/31	1,330	1,502,632
7.964%(ff)	11/02/34	1,000	1,162,319
Sub. Notes
6.183%(ff)	01/30/36	275	279,507
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
5.875%	08/24/26	880	894,920
6.136%(ff)	08/24/34	180	194,654
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32(x)	170	171,558
ICITII,
Gtd. Notes, 144A
6.000%	01/31/33^	19	14,832
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.150%	03/17/30	3,000	2,998,768
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	195	195,213
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,497	1,316,503
6.070%	07/12/28	2,000	2,084,421
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.550%	01/15/30	265	276,049
OneMain Finance Corp.,
Gtd. Notes
6.625%	05/15/29	585	601,602
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	923	885,813
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	295,899

			44,786,838

Electric — 3.5%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	546	539,301

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	5,000	$4,442,052
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	64,043
AES Corp. (The),
Sr. Unsec’d. Notes
5.800%	03/15/32	1,010	1,025,471
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	462	328,157
3.750%	03/01/45	187	146,221
5.100%	04/02/35	200	201,604
Sr. Unsec’d. Notes, Series 11-C
5.200%	06/01/41	170	160,580
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.750%	11/01/27	2,550	2,630,676
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	482	440,190
Arizona Public Service Co.,
Sr. Unsec’d. Notes
6.350%	12/15/32	350	377,521
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.450%	06/01/35	535	548,261
5.650%	06/01/54(a)	1,675	1,660,009
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	39	38,485
5.000%	02/01/31	60	59,330
5.125%	03/15/28	478	477,554
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	266	236,232
General Ref. Mortgage
3.950%	03/01/48	366	285,212
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	06/01/29	1,385	1,433,044
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	310	288,127
Connecticut Light & Power Co. (The),
First Mortgage
4.950%	01/15/30	1,240	1,268,978
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	1,170	775,020
5.500%	03/15/34	270	281,014
5.500%	03/15/55	1,030	998,771
5.700%	05/15/54	540	538,666
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30	194	186,431
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	151	117,778

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.750%	03/15/54	1,000	$981,739
5.800%	03/01/33	397	419,944
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	05/15/28	455	458,346
5.000%	06/15/30	1,205	1,229,698
7.000%	06/15/38	592	672,197
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	1,300	1,236,098
Duke Energy Carolinas LLC,
First Mortgage
3.700%	12/01/47	161	120,945
3.950%	03/15/48	142	110,930
4.850%	03/15/30	1,660	1,697,242
First Ref. Mortgage
3.750%	06/01/45	187	145,388
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	520	471,997
2.550%	06/15/31(a)	4,199	3,742,179
3.500%	06/15/51	255	175,039
4.300%	03/15/28	1,100	1,102,270
4.500%	08/15/32	280	274,004
5.000%	08/15/52	1,045	916,315
5.450%	06/15/34	535	550,029
5.800%	06/15/54	410	400,974
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	420	370,820
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	225	231,397
5.550%	03/15/54	1,115	1,089,527
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	419	316,125
5.050%	03/15/35	670	673,278
5.550%	03/15/55	515	503,704
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)	125	120,862
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	1,380	1,142,204
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.625%	07/12/26	4,210	4,092,160
Entergy Arkansas LLC,
First Mortgage
2.650%	06/15/51	2,000	1,172,869
Entergy Louisiana LLC,
First Mortgage
5.800%	03/15/55	375	375,393

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	2,084	$1,466,174
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	551	557,199
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	430	450,425
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	561	445,773
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	900	845,810
Eversource Energy,
Sr. Unsec’d. Notes
3.375%	03/01/32	1,430	1,302,874
4.600%	07/01/27	1,595	1,602,632
5.125%	05/15/33	710	709,978
5.450%	03/01/28	1,795	1,841,545
5.500%	01/01/34	446	454,464
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27	305	301,609
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	410	348,710
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	450	459,150
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	120	114,758
Florida Power & Light Co.,
First Mortgage
5.300%	04/01/53	2,560	2,449,543
Georgia Power Co.,
Sr. Unsec’d. Notes
4.550%	03/15/30	880	889,015
4.700%	05/15/32	1,040	1,041,851
4.950%	05/17/33	315	317,681
5.200%	03/15/35	520	527,336
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
5.600%	06/29/35	930	955,928
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	498	483,179
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	2,780	2,584,477
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
5.100%	01/15/35	525	524,012
MidAmerican Energy Co.,
First Mortgage
4.400%	10/15/44	1,400	1,201,373
4.800%	09/15/43	1,105	1,007,792

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	$120,104
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43	770	751,470
5.850%	02/15/34	200	207,785
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	3,115	2,807,860
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
5.996%	07/03/55	330	330,000
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29	123	116,068
3.875%	02/15/32	480	441,517
NSTAR Electric Co.,
Sr. Unsec’d. Notes
5.200%	03/01/35	620	625,529
5.400%	06/01/34	425	435,943
Oglethorpe Power Corp.,
First Mortgage
5.050%	10/01/48	430	379,991
Ohio Edison Co.,
Sr. Unsec’d. Notes, 144A
4.950%	12/15/29	375	380,154
5.500%	01/15/33	315	322,119
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	328	248,143
5.000%	06/01/33	1,820	1,818,406
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
5.350%	04/01/35	910	927,987
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	754	714,436
2.500%	02/01/31	2,250	1,953,079
3.950%	12/01/47	1,410	992,722
4.300%	03/15/45	800	604,828
4.550%	07/01/30	660	644,140
4.950%	07/01/50	1,496	1,205,500
5.450%	06/15/27	2,100	2,126,136
5.900%	10/01/54	1,000	905,413
6.000%	08/15/35	850	859,383
6.150%	01/15/33	423	435,951
6.400%	06/15/33	1,250	1,305,750
6.950%	03/15/34	517	555,844
Sr. Sec’d. Notes
3.250%	06/01/31	484	434,903
PacifiCorp,
First Mortgage
5.350%	12/01/53	1,295	1,165,857
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	136	103,123

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	232	$229,100
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55	275	260,830
PG&E Wildfire Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-5
5.099%	06/01/54	1,800	1,661,994
Pinnacle West Capital Corp.,
Sr. Unsec’d. Notes
4.900%	05/15/28	532	539,199
5.150%	05/15/30	787	805,459
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	2,302	2,649,027
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.200%	01/15/35	1,125	1,125,019
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
4.900%	03/15/30	1,095	1,113,838
5.450%	04/01/34	260	266,040
5.850%	11/15/27(a)	1,780	1,842,609
6.125%	10/15/33	730	777,013
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30	563	544,261
4.224%	03/15/32	300	282,133
Sr. Sec’d. Notes, 144A
5.725%	03/15/35	2,020	2,035,562
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41	240	191,995
5.350%	04/01/53	2,950	2,751,588
5.400%	04/15/35	920	939,574
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	694	610,077
2.750%	02/01/32	470	404,357
3.650%	02/01/50	1,245	829,717
5.200%	06/01/34	1,925	1,868,182
5.450%	03/01/35	545	535,239
5.750%	04/15/54	1,235	1,105,731
5.900%	03/01/55	455	416,295
First Mortgage, Series D
4.700%	06/01/27	2,180	2,187,535
First Ref. Mortgage
4.000%	04/01/47	734	527,495
4.650%	10/01/43	80	64,638
Southern Co. (The),
Jr. Sub. Notes
5.113%	08/01/27	2,150	2,182,456
Sr. Unsec’d. Notes
4.850%	03/15/35	1,625	1,590,110
5.700%	03/15/34	520	543,581

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	3,585	$3,383,891
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
5.300%	04/01/33	415	418,175
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
5.000%	01/15/31	260	264,520
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.000%	04/01/33	1,985	2,005,189
5.000%	01/15/34	1,590	1,592,463
5.150%	03/15/35	740	743,206
5.350%	01/15/54	380	356,541
5.650%	03/15/55(a)	2,330	2,296,285
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(oo)	925	946,871
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	2,700	2,927,873
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	845	843,805
Sr. Sec’d. Notes, 144A
5.700%	12/30/34	270	274,886
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes
5.375%	03/30/34	760	777,099
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	735	718,973
5.600%	04/15/35	1,330	1,356,948

			140,933,209

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	03/01/35(a)	640	643,812

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	644	530,769
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	545	528,377
4.250%	10/31/26	1,386	1,375,605

			2,434,751

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29	500	477,234
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	500	518,048
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32	335	349,156

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32(a)		3,101	$2,305,974
4.279%	03/15/32		54	45,545
5.050%	03/15/42		230	154,558
5.141%	03/15/52		756	466,346

				4,316,861

Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
1.450%	02/15/31		525	447,943
4.875%	04/01/29		155	158,387
5.200%	11/15/34		1,435	1,468,140
Veralto Corp.,
Gtd. Notes
5.500%	09/18/26		305	308,656
Waste Management, Inc.,
Gtd. Notes
4.950%	03/15/35		225	225,958

				2,609,084

Foods — 0.6%
B&G Foods, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		535	515,763
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.125%	05/14/30	GBP	300	386,573
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	1,075	1,268,782
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36		750	741,000
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.850%	11/01/28		1,030	1,039,914
5.300%	10/01/26		1,445	1,459,788
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.625%	01/15/32		355	324,555
5.750%	04/01/33		575	589,824
6.750%	03/15/34(a)		850	927,955
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36		2,550	2,546,548
6.375%	04/15/66		1,490	1,498,129
Kraft Heinz Foods Co.,
Gtd. Notes
5.200%	03/15/32		825	839,811
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	09/15/34		330	328,179
5.500%	09/15/54		900	853,580

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	505	$407,688
Sr. Unsec’d. Notes, 144A
4.600%	03/01/28	610	615,061
5.000%	03/01/32	2,405	2,437,162
5.200%	03/01/35	1,925	1,947,661
5.650%	05/01/45	2,295	2,297,056
5.700%	05/01/55	245	244,385
5.800%	05/01/65	465	464,621
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.625%	03/17/27	1,370	1,335,434
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31	353	340,503
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.700%	03/15/34	150	155,204

			23,565,176

Gas — 0.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
5.900%	11/15/33	800	858,421
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.757%	03/16/32	680	627,060
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A
4.632%	08/05/27	3,170	3,179,525
4.866%	08/05/32	1,820	1,765,386
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	251	253,391
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	460	393,896
3.600%	05/01/30	790	758,814
5.350%	04/01/34	250	254,392
5.350%	07/15/35	630	635,091
5.400%	06/30/33	280	286,753
Southern California Gas Co.,
First Mortgage
5.600%	04/01/54	300	292,381
5.750%	06/01/53	590	579,908
6.000%	06/15/55	1,410	1,437,108
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30	1,014	911,304

			12,233,430

Healthcare-Products — 0.2%
Alcon Finance Corp.,
Gtd. Notes, 144A
3.000%	09/23/29	985	927,566

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.550%	03/01/39	1,000	$946,827
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39	1,150	921,082
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.650%	11/15/27(a)	1,265	1,303,486
Sr. Unsec’d. Notes
5.500%	06/15/35	620	634,830
5.905%	11/22/32(a)	620	659,382
Smith & Nephew PLC (United Kingdom),
Sr. Unsec’d. Notes
2.032%	10/14/30	745	651,359
5.400%	03/20/34	80	80,930
Solventum Corp.,
Gtd. Notes
5.400%	03/01/29	1,510	1,555,134
5.600%	03/23/34	1,601	1,647,337
5.900%	04/30/54(a)	540	539,879

			9,867,812

Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	283	233,186
6.750%	12/15/37	469	506,871
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	523	408,654
Centene Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/31	1,150	990,903
2.625%	08/01/31	985	844,488
Cigna Group (The),
Gtd. Notes
4.800%	08/15/38	1,052	987,639
Sr. Unsec’d. Notes
3.200%	03/15/40	2,320	1,773,001
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	214	179,610
Sr. Sec’d. Notes
5.205%	12/01/31	275	282,169
5.318%	12/01/34	3,145	3,160,055
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	1,540	1,475,807
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.100%	05/15/32	280	268,663
4.550%	05/15/52	210	171,805
5.375%	06/15/34	425	434,362
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32	336	309,672

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
4.625%	03/15/52	1,800	$1,446,678
5.250%	03/01/30	1,050	1,076,367
5.450%	09/15/34	520	523,956
5.500%	06/15/47	656	609,940
5.600%	04/01/34	75	76,814
5.750%	03/01/35	804	826,619
5.950%	09/15/54	350	340,149
6.100%	04/01/64	120	117,058
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	200	167,662
4.950%	10/01/44	176	152,035
5.375%	04/15/31	95	97,134
5.550%	05/01/35	1,000	1,005,048
5.750%	03/01/28	1,680	1,732,383
5.875%	03/01/33	350	362,315
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.809%	05/08/27	200	203,913
5.849%	05/08/29	200	207,164
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,170	958,561
Unsec’d. Notes, Series 2021
2.810%	06/01/41	985	704,505
Laboratory Corp. of America Holdings,
Gtd. Notes
4.350%	04/01/30	2,570	2,552,409
4.550%	04/01/32	940	925,985
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/31/30	378	311,459
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%
11.500%	12/31/30	197	195,018
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,030	800,381
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	149,765
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	168	165,585
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
6.400%	11/30/33	500	548,077
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	275	266,909
4.625%	06/15/28	200	197,407
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	310	277,402
2.300%	05/15/31	200	176,552
2.750%	05/15/40	1,190	862,809
3.250%	05/15/51	168	111,358
3.875%	08/15/59	511	360,287

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
4.200%	05/15/32	635	$614,448
4.750%	05/15/52	495	422,058
4.950%	05/15/62	585	502,973
5.050%	04/15/53	800	713,822
5.300%	02/15/30	125	129,374
5.300%	06/15/35	740	754,151
5.375%	04/15/54	1,545	1,443,499
5.700%	10/15/40	246	251,240
5.750%	07/15/64	25	24,308
6.050%	02/15/63	140	141,913

			35,534,375

Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	1,738	1,842,166

Home Builders — 0.1%
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	475	478,512
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	180	179,021
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	378	342,804
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	372	357,585
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	249	252,982
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	249	247,568
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	307	307,887

			2,166,359

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	190	184,770
6.625%	05/15/32	95	90,873
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	145	152,694

			428,337

Insurance — 0.7%
Aon North America, Inc.,
Gtd. Notes
5.450%	03/01/34	1,710	1,756,527
Athene Global Funding,
Sec’d. Notes, 144A
4.721%	10/08/29	1,525	1,520,599
4.950%	01/07/27	1,740	1,751,670
5.684%	02/23/26	2,670	2,688,560

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Sec’d. Notes, 144A, MTN
2.646%	10/04/31	2,135	$1,849,453
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	553	467,453
CNO Global Funding,
Sec’d. Notes, 144A, MTN
4.875%	12/10/27	1,165	1,175,297
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29	600	614,514
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	1,115	1,042,532
5.000%	03/27/30	705	715,552
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31	830	770,108
6.000%	12/07/33	2,760	2,862,636
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	2	2,002
Lincoln Financial Global Funding,
Sec’d. Notes, 144A
4.625%	05/28/28	525	528,792
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	447	467,305
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	154	137,619
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	296	265,043
Met Tower Global Funding,
Sec’d. Notes, 144A, MTN
4.800%	01/14/28(a)	1,740	1,765,822
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	459	477,121
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
5.100%	01/25/29	1,180	1,206,674
Protective Life Global Funding,
Sec’d. Notes, 144A
4.803%	06/05/30	625	632,892
Sec’d. Notes, 144A, MTN
5.215%	06/12/29	300	308,345
RGA Global Funding,
Sec’d. Notes, 144A
5.250%	01/09/30	1,740	1,784,224
5.448%	05/24/29	950	980,838
Sammons Financial Group Global Funding,
Sec’d. Notes, 144A
4.950%	06/12/30	870	879,560

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	309	$343,331
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	653	587,657
6.850%	12/16/39	50	56,380
Willis North America, Inc.,
Gtd. Notes
4.650%	06/15/27	1,965	1,977,174

			29,615,680

Internet — 0.1%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/30	675	675,333
5.300%	05/15/65	1,460	1,429,782
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	313	188,088
3.875%	08/22/37	501	452,998
4.250%	08/22/57	145	118,793
Cablevision Lightpath LLC,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	275	266,417
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	140	143,921
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54	1,350	1,316,155
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/34	125	123,060

			4,714,547

Investment Companies — 0.1%
Ares Strategic Income Fund,
Sr. Unsec’d. Notes, 144A
5.800%	09/09/30	2,345	2,352,670

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	205	201,866
7.375%	05/01/33	125	117,313
7.500%	09/15/31	300	289,359
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	150	153,375
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
1.650%	10/15/27	400	377,028
3.250%	10/15/50	800	526,569

			1,665,510

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time — 0.0%
Carnival Corp.,
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	300	$292,485
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	484	484,605
Sr. Unsec’d. Notes, 144A
6.750%	02/01/32	185	188,931
YMCA of Greater New York,
Unsec’d. Notes
2.303%	08/01/26	705	685,802

			1,651,823

Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	208	204,698
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	322	317,497
6.000%	06/14/30	270	278,478
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	396	397,842

			1,198,515

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
4.700%	11/15/29	1,365	1,390,116
4.800%	01/08/30(a)	1,740	1,781,942

			3,172,058

Machinery-Diversified — 0.2%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	441	461,906
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.250%	06/05/28(a)	2,065	2,077,410
4.850%	06/11/29	1,730	1,772,691
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	1,632	1,505,246
5.125%	11/19/31	440	453,115
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.900%	05/29/30	875	886,719

			7,157,087

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	538	536,162

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	380	$350,188
2.800%	04/01/31	745	664,287
3.850%	04/01/61	909	582,262
3.900%	06/01/52	250	171,325
4.400%	12/01/61	512	359,115
5.050%	03/30/29	2,446	2,470,587
5.125%	07/01/49	240	199,338
5.375%	05/01/47	246	213,331
5.500%	04/01/63	480	405,742
6.484%	10/23/45	20	19,815
6.550%	06/01/34	190	202,612
6.834%	10/23/55	151	154,504
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51	604	361,669
2.887%	11/01/51	2,325	1,413,302
3.250%	11/01/39	845	661,048
3.400%	04/01/30	340	326,270
3.750%	04/01/40	1,551	1,285,230
3.969%	11/01/47	1,053	809,263
3.999%	11/01/49	274	208,458
4.000%	08/15/47	130	100,432
4.150%	10/15/28	207	206,631
4.250%	10/15/30	526	523,348
4.250%	01/15/33	292	282,093
4.800%	05/15/33	420	418,807
5.100%	06/01/29(a)	2,785	2,874,642
5.650%	06/01/54	325	315,940
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/01/34(a)	3,150	3,106,605
5.950%	09/01/54	335	310,059
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	138	120,847
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	615	425,279
4.125%	12/01/30	200	141,915
5.375%	02/01/28	260	238,093
5.500%	04/15/27	350	334,100
6.500%	02/01/29	900	731,392
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	288	133,948
5.750%	01/15/30	550	272,248
Paramount Global,
Sr. Unsec’d. Notes
4.375%	03/15/43	818	602,369
4.950%	05/19/50(a)	285	217,811
5.850%	09/01/43	276	239,783
6.875%	04/30/36(a)	545	558,170
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	1,500	1,194,080
6.550%	05/01/37	1,117	1,153,914

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
6.750%	06/15/39	714	$740,421
7.300%	07/01/38	1,201	1,308,901

			27,946,336

Mining — 0.3%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.875%	03/16/29	270	263,250
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	105	105,606
5.750%	05/01/43	17	17,123
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.900%	02/28/33	775	776,996
5.125%	02/21/32	1,010	1,033,253
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33	135	137,701
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30	36	35,728
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.850%	04/27/31	585	526,852
5.371%	04/04/29	1,930	1,977,876
5.634%	04/04/34	552	562,472
6.375%	10/06/30	835	895,066
6.500%	10/06/33	255	275,833
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	95	97,598
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,195	1,226,562
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30(a)	610	630,725
Rio Tinto Alcan, Inc. (Canada),
Sr. Unsec’d. Notes
6.125%	12/15/33	670	725,858
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.000%	03/14/32	380	386,194
5.875%	03/14/65	870	870,251
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
5.250%	11/08/42	1,587	1,471,943
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	93	92,507

			12,109,394

Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	158	135,882

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, MTN
4.450%	11/21/44	400	$344,308
Siemens Funding BV (Germany),
Gtd. Notes, 144A
4.600%	05/28/30	900	908,314

			1,388,504

Multi-National — 0.0%
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	417	418,356

Oil & Gas — 1.2%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	4,301	3,833,804
Sr. Unsec’d. Notes, 144A
5.125%	10/01/34	685	657,019
5.800%	10/01/54	1,175	1,070,822
6.000%	06/13/33	295	303,087
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24^(d)	5,175	6,469
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	28	34,189
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	900	915,662
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50	882	566,172
4.812%	02/13/33	445	444,356
4.893%	09/11/33	185	185,292
5.227%	11/17/34	285	289,762
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	09/22/25(oo)	369	368,078
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	3,855	3,324,057
5.400%	06/15/47	111	98,312
6.750%	11/15/39	53	56,957
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62	1,814	1,306,039
4.300%	11/15/44	362	301,162
4.700%	01/15/30	2,190	2,220,399
5.300%	05/15/53	250	230,851
5.500%	01/15/55	875	829,552
5.550%	03/15/54	170	162,404
5.650%	01/15/65	450	427,283
5.700%	09/15/63	865	828,606
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	504	487,396

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	02/15/35	1,973	$1,952,908
5.600%	03/15/34	202	203,671
Crescent Energy Finance LLC,
Gtd. Notes, 144A
9.250%	02/15/28	775	807,717
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	311	260,315
5.600%	07/15/41	506	467,571
Diamondback Energy, Inc.,
Gtd. Notes
4.400%	03/24/51	290	224,048
5.550%	04/01/35	660	667,127
5.750%	04/18/54	375	348,142
5.900%	04/18/64	270	250,451
6.250%	03/15/33	525	559,161
6.250%	03/15/53	130	128,504
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
7.750%	02/01/32	350	343,438
8.625%	01/19/29	1,380	1,457,804
8.875%	01/13/33	229	235,870
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	05/15/34	1,070	1,076,788
5.750%	05/19/35(a)	1,120	1,142,644
5.950%	05/15/54	550	529,154
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.000%	07/15/32	625	632,351
5.350%	01/15/36	930	942,746
5.650%	12/01/54	595	581,971
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31	560	519,483
7.500%	06/01/27	50	50,976
7.500%	06/01/30	50	54,953
Equinor ASA (Norway),
Gtd. Notes
3.625%	04/06/40	505	418,919
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	205	145,274
4.114%	03/01/46	534	438,523
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33	1,188	1,345,851
7.300%	08/15/31	835	947,626
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	103	101,683
6.000%	02/01/31	103	99,633
6.250%	04/15/32	625	597,530

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33		1,100	$1,135,399
7.375%	11/01/31		150	163,913
Patterson-UTI Energy, Inc.,
Sr. Unsec’d. Notes
7.150%	10/01/33		805	824,180
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	274	371,217
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		104	99,928
6.490%	01/23/27		582	577,926
6.500%	01/23/29		1,215	1,189,351
6.700%	02/16/32(a)		835	775,214
6.840%	01/23/30		523	504,643
6.875%	10/16/25		251	250,613
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	394	452,802
Gtd. Notes, MTN
6.875%	08/04/26		200	199,906
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		700	620,637
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.875%	07/17/64		275	249,906
Shell Finance US, Inc.,
Gtd. Notes
4.375%	05/11/45		326	275,923
Shell International Finance BV,
Gtd. Notes
3.000%	11/26/51		874	562,237
6.375%	12/15/38		665	736,660
TotalEnergies Capital SA (France),
Gtd. Notes
5.425%	09/10/64		800	746,253
5.638%	04/05/64		1,540	1,491,785
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.875%	05/22/30		646	660,425

				48,369,480

Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
7.450%	09/15/39		475	556,099

Packaging & Containers — 0.2%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32		3,450	3,179,707
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27		430	15,570

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes
2.125%	08/15/26	EUR	200	$223,502
Sr. Sec’d. Notes, 144A
4.125%	08/15/26		200	187,750
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		325	333,704
Berry Global, Inc.,
Sr. Sec’d. Notes
5.800%	06/15/31		2,390	2,513,347
Clydesdale Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		225	230,597
LABL, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	11/01/28		50	46,278
Packaging Corp. of America,
Sr. Unsec’d. Notes
4.050%	12/15/49		1,350	1,032,017

				7,762,472

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29		1,974	1,887,741
4.050%	11/21/39		3,095	2,711,733
4.250%	11/21/49		497	409,521
4.500%	05/14/35		155	149,747
4.950%	03/15/31		590	605,478
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.200%	02/22/34(a)		730	747,428
5.550%	02/22/54		385	375,061
5.650%	02/22/64		150	145,561
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.000%	11/15/29		1,545	1,575,172
5.450%	02/15/34		400	411,321
Cencora, Inc.,
Sr. Unsec’d. Notes
4.850%	12/15/29		1,445	1,467,101
5.125%	02/15/34		1,000	1,008,018
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30		175	151,211
1.875%	02/28/31		948	811,875
2.125%	09/15/31		1,340	1,146,114
3.250%	08/15/29		912	866,584
3.750%	04/01/30		448	429,710
4.125%	04/01/40		79	65,905
5.125%	07/20/45		790	698,720
5.300%	12/05/43		130	118,185
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28		139	140,929
6.943%	01/10/30		154	159,221

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.500%	02/12/55	575	$579,555
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	305	293,162
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
5.300%	05/19/53	750	708,523
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/30	597	555,499
3.900%	03/15/39	445	388,070
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	2,830	2,088,755
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	1,100	988,220

			21,684,120

Pipelines — 1.4%
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	1,060	949,846
4.000%	03/01/31	210	199,729
Gtd. Notes, 144A
5.550%	10/30/35	1,710	1,723,628
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	990	988,543
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.097%	10/01/31	343	344,573
5.681%	01/15/34	545	550,913
6.042%	08/15/28	810	843,312
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.695%	10/01/54	1,550	1,438,362
5.927%	08/15/30	925	976,487
6.036%	11/15/33	1,405	1,475,043
6.544%	11/15/53	150	155,015
DT Midstream, Inc.,
Gtd. Notes, 144A
5.800%	12/15/34	920	938,403
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
6.200%	01/15/55	405	419,250
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	48	40,585
Enbridge, Inc. (Canada),
Gtd. Notes
3.125%	11/15/29	495	466,775
5.550%	06/20/35	395	401,239
5.625%	04/05/34(a)	1,850	1,898,602
5.700%	03/08/33	615	636,894

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	25	$25,599
Sr. Unsec’d. Notes
3.750%	05/15/30	596	571,893
4.950%	06/15/28	634	643,165
5.300%	04/01/44	9	8,048
5.400%	10/01/47	3,551	3,166,107
5.700%	04/01/35	1,150	1,171,176
6.250%	04/15/49	1,325	1,308,493
6.400%	12/01/30	925	997,703
7.500%	07/01/38	192	219,531
Enterprise Products Operating LLC,
Gtd. Notes
3.300%	02/15/53	350	231,673
3.700%	01/31/51	207	149,819
4.600%	01/15/31	735	740,316
4.850%	03/15/44	151	136,244
4.950%	02/15/35	250	249,180
5.200%	01/15/36	285	287,252
5.950%	02/01/41	335	347,882
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42	300	309,940
Sr. Sec’d. Notes, 144A, MTN
5.853%	02/23/36	575	580,031
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	1,278	827,323
4.300%	03/01/28	257	257,215
5.550%	06/01/45	28	26,464
Gtd. Notes, GMTN
7.750%	01/15/32	717	827,719
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	435	393,799
4.500%	04/15/38	665	588,762
4.700%	04/15/48	177	143,582
4.950%	09/01/32	750	742,953
5.200%	03/01/47	1,498	1,308,816
5.200%	12/01/47	1,820	1,586,607
5.400%	04/01/35	135	133,983
5.500%	02/15/49	163	147,449
5.950%	04/01/55	415	395,347
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
3.250%	07/15/31	850	756,364
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	708	773,097
ONEOK, Inc.,
Gtd. Notes
4.400%	10/15/29	525	520,987
4.450%	09/01/49	812	624,247
4.750%	10/15/31	410	406,461
5.050%	11/01/34	815	793,234
5.550%	11/01/26	160	162,172

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.800%	11/01/30	260	$272,230
5.850%	11/01/64	365	338,797
6.050%	09/01/33	900	945,039
6.625%	09/01/53	990	1,029,427
Plains All American Pipeline LP,
Sr. Unsec’d. Notes
5.950%	06/15/35	820	843,188
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	180	187,975
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	654	642,169
Targa Resources Corp.,
Gtd. Notes
4.900%	09/15/30	410	413,665
5.200%	07/01/27	1,295	1,312,213
5.550%	08/15/35	2,940	2,954,779
5.650%	02/15/36	145	146,343
6.500%	03/30/34	370	397,818
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	1,230	1,144,711
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	405	382,144
3.950%	05/15/50	540	409,485
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	65	61,332
4.125%	08/15/31	40	37,051
6.250%	01/15/30	925	953,993
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	1,850	1,803,100
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	2,609	2,510,403
4.500%	03/01/28	20	19,880
5.250%(cc)	02/01/50	441	371,454
5.300%	03/01/48	77	64,418
5.500%	08/15/48	11	9,409
Whistler Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.400%	09/30/29	25	25,305
5.700%	09/30/31	755	770,286
5.950%	09/30/34	170	172,285
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	11	10,876
4.900%	01/15/45	390	342,446
5.100%	09/15/45	353	320,106
5.150%	03/15/34	105	104,877
5.400%	03/04/44	417	391,794
5.600%	03/15/35	560	575,804
5.650%	03/15/33	245	254,611
6.000%	03/15/55	215	215,079

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
7.750%	06/15/31	643	$733,394

			58,175,718

Real Estate — 0.0%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A

10.500%(cc)	01/15/28	919	935,035

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes
3.800%	08/15/29	280	272,258
5.000%	01/31/30	850	866,300
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30(a)	5,683	5,516,680
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	955	788,147
Crown Castle, Inc.,
Sr. Unsec’d. Notes
3.100%	11/15/29	568	533,971
3.800%	02/15/28	492	483,110
4.800%	09/01/28	152	152,908
5.600%	06/01/29	1,200	1,239,438
Equinix, Inc.,
Sr. Unsec’d. Notes
2.900%	11/18/26	550	539,049
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32	1,031	909,439
4.000%	01/15/31	745	702,659
5.300%	01/15/29	520	525,673
Goodman US Finance Six LLC (Australia),
Gtd. Notes, 144A
5.125%	10/07/34	385	383,108
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,013	1,848,128
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	25	26,178
NNN REIT, Inc.,
Sr. Unsec’d. Notes
5.500%	06/15/34	1,000	1,024,557
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	800	798,745
Realty Income Corp.,
Sr. Unsec’d. Notes
4.900%	07/15/33(a)	1,000	996,759
5.125%	04/15/35	825	826,098
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	2,534	2,244,774

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28	1,824	$1,932,596
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26	1,803	1,797,794
5.750%	02/01/27	3,418	3,464,912

			27,873,281

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	366	356,400
AutoNation, Inc.,
Sr. Unsec’d. Notes
1.950%	08/01/28	1,500	1,391,339
5.890%	03/15/35	1,760	1,784,367
AutoZone, Inc.,
Sr. Unsec’d. Notes
5.400%	07/15/34	340	347,931
6.550%	11/01/33	845	932,813
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30	800	841,300
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31	800	947,273
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
3.850%	05/01/27(a)	950	942,203
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.375%	01/15/32	1,075	939,550
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40	414	330,479
3.350%	04/15/50	623	437,000
5.300%	06/25/54	75	71,969
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.600%	07/01/30	337	326,023
4.200%	04/01/50	619	491,933
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.700%	06/15/32	634	630,061
5.000%	08/19/34	310	307,904
Rite Aid Corp.,
Sec’d. Notes
—%(p)	12/31/47^	60	—
Sec’d. Notes, Series A, PIK 15.000%
15.000%	08/30/31^(d)	183	—
Sec’d. Notes, Series B, PIK 15.000%
15.000%	08/30/31^(d)	87	—
Sr. Sec’d. Notes, PIK 8.000%
8.000%	12/31/30^	170	—
Sr. Sec’d. Notes, 144A, PIK 11.466%
11.317%	08/30/31^(a)(d)	63	—

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Starbucks Corp.,
Sr. Unsec’d. Notes
4.800%	05/15/30	455	$460,655
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	875	875,157

			12,414,357

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Non-Preferred Notes, 144A

3.960%(ff)	07/18/30	895	871,537

Semiconductors — 0.6%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/41	750	545,690
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.150%	02/15/28	795	792,849
4.800%	04/15/28(a)	1,740	1,765,294
5.050%	07/12/29	665	680,993
5.150%	11/15/31	1,600	1,645,839
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,100	927,865
3.187%	11/15/36	2,200	1,823,594
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.500%	01/25/31	790	810,086
5.900%	01/25/30	635	663,721
5.900%	01/25/33	250	259,225
Intel Corp.,
Sr. Unsec’d. Notes
3.200%	08/12/61	176	99,837
3.250%	11/15/49	321	203,118
3.734%	12/08/47	2,054	1,446,399
4.750%	03/25/50	976	795,416
5.050%	08/05/62	550	447,608
5.125%	02/10/30	300	306,683
KLA Corp.,
Sr. Unsec’d. Notes
4.650%	07/15/32	900	905,213
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29	900	936,668
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.300%	01/15/31	310	317,307
5.650%	11/01/32	1,570	1,631,670
5.875%	02/09/33	180	187,664
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40	1,315	1,107,414
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.500%	05/11/31	158	138,635
4.400%	06/01/27	1,320	1,322,152
5.000%	01/15/33	1,100	1,095,270

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.750%	05/20/32	1,170	$1,184,539
4.800%	05/20/45	340	309,780
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
5.050%	05/18/63	2,350	2,158,079

			24,508,608

Software — 0.4%
Adobe, Inc.,
Sr. Unsec’d. Notes
4.950%	01/17/30	1,240	1,280,818
Cadence Design Systems, Inc.,
Sr. Unsec’d. Notes
4.700%	09/10/34	1,300	1,284,023
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30	165	168,692
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.400%	07/01/49	400	327,483
5.150%	08/12/34	2,200	2,205,162
Intuit, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/33	500	517,487
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	140	92,879
Oracle Corp.,
Sr. Unsec’d. Notes
2.875%	03/25/31	365	332,773
2.950%	04/01/30	430	401,303
4.100%	03/25/61	2,199	1,586,467
4.300%	07/08/34	2,041	1,936,377
4.900%	02/06/33	650	651,541
5.500%	09/27/64	475	432,040
6.150%	11/09/29	245	261,428
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30	650	577,733
4.750%	02/15/32	375	375,738
Synopsys, Inc.,
Sr. Unsec’d. Notes
5.700%	04/01/55	895	889,477
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.000%	04/14/32	1,650	1,563,483

			14,884,904

Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28	2,845	2,669,745
2.300%	06/01/27	766	738,297
2.550%	12/01/33	251	210,112
3.500%	06/01/41	4,242	3,327,000

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
3.500%	09/15/53	792	$536,187
3.550%	09/15/55	397	267,791
3.650%	09/15/59	869	582,745
3.800%	12/01/57	692	484,159
4.350%	06/15/45	214	177,272
4.500%	05/15/35	115	109,571
5.350%	09/01/40	230	224,750
5.550%	08/15/41	221	217,755
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.950%	02/26/31	515	529,688
5.350%	02/26/64	245	236,294
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30(x)	15	2
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^(x)	51	—
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29(d)	1,725	1,773,453
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	950	949,419
5.875%	10/15/27	175	175,068
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	06/30/33	320	325,584
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	04/15/30	1	703
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.550%	03/15/52	1,200	973,251
5.300%	02/15/34	420	419,903
Sprint LLC,
Gtd. Notes
7.625%	03/01/26	105	105,908
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	532	476,602
3.875%	04/15/30	695	674,812
4.200%	10/01/29	1,780	1,767,891
4.700%	01/15/35	740	717,177
5.125%	05/15/32	375	382,185
5.750%	01/15/34	195	204,207
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	800	684,697
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29	1,150	1,225,084

			21,167,312

Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
0.010%	07/05/22(d)	200	1,200

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.500%	03/15/55	1,200	$1,187,556
CSX Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/49	950	664,818
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	80	80,645
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.100%	05/01/35	60	60,286
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30	390	386,640

			2,379,945

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.400%	07/01/27	1,695	1,694,018
5.350%	03/30/29(a)	1,560	1,600,143
6.050%	08/01/28	550	573,238

			3,867,399

TOTAL CORPORATE BONDS (cost $1,100,620,776)			1,072,561,065

FLOATING RATE AND OTHER LOANS — 0.0%
Chemicals — 0.0%
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 2.000%
14.261%(c)	12/31/25^	157	155,595
Term Loan, 1 Month SOFR + 8.000%
14.322%(c)	10/12/28	224	184,858
Venator Materials LLC,
First Out Term B Loan, 3 Month SOFR + 2.000%
6.296%(c)	07/16/26^	161	159,612

			500,065

Commercial Services — 0.0%
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%
8.030%(c)	12/31/30	125	123,204

Foods — 0.0%
Moran Foods LLC,
2023 First Lien FLFO PIK Term Loan, 3 Month SOFR + 11.646% (Cap N/A, Floor 0.000%)
11.646%(c)	06/30/26^	647	452,824
2023 First Lien FLSO PIK Term Loan, 3 Month SOFR + 11.646% (Cap N/A, Floor 0.000%)
11.646%(c)	06/30/26^	364	82,331
Super Senior Delayed Draw Term Loan, 1 Month SOFR + 11.600%
9.045%(c)	06/30/26^	19	18,526

			553,681

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	17	$170

Software — 0.0%
Interface Security Systems LLC,
Term Loan
—%(p)	08/07/28^	1,277	958,017

TOTAL FLOATING RATE AND OTHER LOANS (cost $2,881,445)			2,135,137

MUNICIPAL BONDS — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	135	133,136

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	515	484,836

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,015	1,067,035
Revenue Bonds, BABs, Series S1
7.043%	04/01/50	950	1,088,066
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	770	890,410
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	119	97,287

			3,142,798

District of Columbia — 0.0%
District of Columbia,
Taxable, Revenue Bonds, Series B
5.751%	04/01/35	225	232,703

Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,078	1,080,088

Massachusetts — 0.0%
Commonwealth of Massachusetts,
Taxable, Revenue Bonds, Series B
4.110%	07/15/31	962	954,689

Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	85	86,142

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	366	418,749
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	438	522,902

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New Jersey (cont’d.)
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	400	$403,769

			1,345,420

New York — 0.1%
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	530	535,598
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100	99,077
New York Transportation Development Corp.,
Taxable, Revenue Bonds
4.248%	09/01/35	2,325	2,278,175
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 165
5.647%	11/01/40	185	193,382
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	400	333,111
Consolidated, Taxable, Revenue Bonds, Series 181
4.960%	08/01/46	515	481,942

			3,921,285

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	865	726,137

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	103	109,006
Revenue Bonds, BABs, Series B
5.511%	12/01/45	270	267,345

			376,351

Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	307,384
Taxable, Revenue Bonds
4.427%	02/01/42	265	249,417
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	400	411,628

			968,429

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	1,205	693,521

TOTAL MUNICIPAL BONDS (cost $16,413,167)			14,145,535

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.4%
Ajax Mortgage Loan Trust,
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	$105,062
Anchor Mortgage Trust,
Series 2025-RTL01, Class A1, 144A
5.718%(cc)	05/25/40	1,710	1,709,966
Angel Oak Mortgage Trust,
Series 2020-02, Class A1A, 144A
2.531%(cc)	01/26/65	2,580	2,442,615
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	2,617	2,591,104
Series 2025-NQM06, Class A1, 144A
5.333%(cc)	06/25/65	1,700	1,698,668
BVRT LLC,
Series 2025-01, Class A, 144A, 30 Day Average SOFR + 0.000% (Cap N/A, Floor 0.000%)
4.302%(c)	05/10/33^	3,210	3,090,047
Center Street Lending Resi-Investor ABS Mortgage Trust,
Series 2024-RTL01, Class A1, 144A
6.892%(cc)	10/25/29	3,060	3,094,715
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	1,360	1,249,086
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	467	415,153
CIM Trust,
Series 2022-R03, Class A1, 144A
4.500%(cc)	03/25/62	3,245	3,183,318
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,289	1,278,773
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.860%(cc)	09/25/47	117	108,492
Series 2022-A, Class A1, 144A
6.170%(cc)	09/25/62	539	538,619
COLT Mortgage Loan Trust,
Series 2021-02, Class A1, 144A
0.924%(cc)	08/25/66	3,297	2,770,242
Series 2021-03, Class A1, 144A
0.956%(cc)	09/27/66	4,488	3,741,647
Series 2021-04, Class A1, 144A
1.397%(cc)	10/25/66	4,844	4,123,415
Series 2021-05, Class A1, 144A
1.726%(cc)	11/26/66	2,924	2,635,259
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.805%(c)	10/25/43	692	694,095
Series 2024-R02, Class 1M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.105%(c)	02/25/44	761	767,407
Credit Suisse Mortgage Trust,
Series 2021-AFC1, Class A1, 144A
0.830%(cc)	03/25/56	1,783	1,463,581
Series 2021-NQM01, Class A1, 144A
0.809%(cc)	05/25/65	1,394	1,264,935

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	830	$789,088
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	4,563	4,030,848
Series 2021-03, Class A1, 144A
1.194%(cc)	08/25/66	4,074	3,580,260
Fannie Mae Interest Strips,
Series 429, Class C3, IO
2.500%	09/25/52	2,915	460,339
Series 437, Class C8, IO
2.500%	06/25/52	2,911	456,960
Fannie Mae REMIC,
Series 2011-098, Class ZL
3.500%	10/25/41	1,555	1,484,391
Series 2011-142, Class PE
3.500%	01/25/42	1,822	1,714,584
Series 2013-009, Class CB
5.500%	04/25/42	548	563,802
Series 2014-59, Class ZA
3.000%	09/25/44	1,384	1,270,575
Series 2014-95, Class ZC
3.000%	01/25/45	1,848	1,677,785
Series 2016-03, Class IN, IO
6.000%	02/25/46	1,445	214,927
Series 2016-43, Class GZ
3.000%	07/25/46	1,751	1,550,153
Series 2017-22, Class BZ
3.500%	04/25/47	2,424	2,245,522
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.630%(c)	04/25/50	461	58,623
Series 2020-35, Class AI, IO
3.000%	06/25/50	2,960	478,813
Series 2020-56, Class AQ
2.000%	08/25/50	800	631,268
Series 2020-57, Class TA
2.000%	04/25/50	747	648,500
Series 2020-74, Class HI, IO
5.500%	10/25/50	1,964	345,932
Series 2020-77, Class HI, IO
4.000%	11/25/50	2,111	443,466
Series 2020-85, Class PI, IO
3.000%	12/25/50	3,001	493,111
Series 2020-97, Class EI, IO
2.000%	01/25/51	3,245	406,697
Series 2021-03, Class NI, IO
2.500%	02/25/51	3,326	491,464
Series 2021-03, Class TI, IO
2.500%	02/25/51	2,799	468,490
Series 2021-95, Class GA
1.875%	03/25/51	14,225	11,957,407
Series 2022-05, Class AB
2.000%	03/25/50	930	774,235
Series 2023-53, Class GB
6.000%	08/25/44	1,286	1,313,714

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-41, Class DA
5.500%	12/25/51	1,417	$1,431,395
Series 2024-70, Class SA, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.645%(c)	10/25/54	3,951	259,811
Series 2025-03, Class BA
5.500%	03/25/52	1,320	1,331,363
Series 2025-03, Class DA
5.500%	04/25/52	1,230	1,241,635
Series 2025-34, Class BA
5.000%	12/25/51	1,200	1,194,634
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA02, Class M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
8.055%(c)	02/25/42	2,825	2,933,539
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.205%(c)	04/25/42	725	746,750
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.655%(c)	05/25/42	1,775	1,844,447
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.455%(c)	09/25/42	670	675,119
Series 2022-DNA07, Class M1B, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 0.000%)
9.305%(c)	03/25/52	1,855	2,005,144
Series 2022-HQA03, Class M1B, 144A, 30 Day Average SOFR + 3.550% (Cap N/A, Floor 0.000%)
7.855%(c)	08/25/42	775	810,844
Series 2023-HQA03, Class A1, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
6.155%(c)	11/25/43	472	477,130
FN Realty Group LLC,
4.840%	06/17/33	3,000	3,022,032
Freddie Mac REMIC,
Series 2957, Class ZA
5.000%	03/15/35	585	599,117
Series 3967, Class ZP
4.000%	09/15/41	1,009	985,630
Series 4199, Class BZ
3.500%	05/15/43	1,320	1,230,240
Series 4430, Class NZ
3.000%	01/15/45	4,085	3,695,945
Series 4447, Class Z
3.000%	03/15/45	2,123	1,941,082
Series 4504, Class DZ
3.500%	08/15/45	2,532	2,401,008
Series 4640, Class CZ
3.500%	12/15/46	1,322	1,224,073
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,664	51,901
Series 5149, Class JI, IO
3.000%	12/25/49	1,867	323,801
Series 5169, Class IO, IO
3.000%	09/25/51	2,476	401,162

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 5170, Class DP
2.000%	07/25/50	2,170	$1,905,469
Series 5201, Class LA
3.000%	06/25/48	3,146	2,974,790
Series 5201, Class PA
2.500%	03/25/52	1,645	1,474,177
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	454	12,270
Series 5269, Class AD
2.000%	01/25/55	7,581	6,069,154
Series 5537, Class CS, IO, 30 Day Average SOFR x (1) + 5.750% (Cap 5.750%, Floor 0.000%)
1.445%(c)	05/25/55	3,880	265,646
Series 5559, Class JF, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	07/25/55	2,825	2,828,789
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	06/25/55	1,750	1,751,542
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	4,118	4,037,251
Series 2019-04, Class MV
3.000%	02/25/59	8,149	7,031,305
Freddie Mac Strips,
Series 375, Class C1, IO
2.500%	01/25/51	3,271	517,503
Series 386, Class C14, IO
2.500%	03/15/52	2,613	418,983
Series 389, Class C1, IO
1.500%	05/15/37	7,358	399,577
Series 389, Class C35, IO
2.000%	06/15/52	3,501	459,237
Series 405, Class C17, IO
2.500%	08/25/52	2,109	325,690
Series 406, Class PO, PO
1.199%(s)	10/25/53	2,149	1,759,062
Government National Mortgage Assoc.,
Series 2014-12, Class ZB
3.000%	01/16/44	2,162	1,985,108
Series 2014-46, Class IO, IO
5.000%	03/16/44	1,972	274,603
Series 2018-72, Class ID, IO
4.500%	08/20/45	2,043	399,042
Series 2020-146, Class IA, IO
3.500%	11/20/41	2,151	350,874
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	267	122
Series 2021-215, Class KA
2.500%	10/20/49	2,351	2,094,309
Series 2021-H03, Class IO, IO
0.000%(cc)	04/20/70	2,502	14,324
Series 2022-024, Class GA
3.000%	02/20/52	1,332	1,232,588

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	943	$24,190
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,986	48,651
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	652	17,375
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	539	17,508
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	1,748	46,833
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,481	62,642
Series 2022-085, Class SL, IO, 30 Day Average SOFR x (1) + 4.250% (Cap 4.250%, Floor 0.000%)
0.000%(c)	05/20/52	36,215	1,536,501
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	417	9,767
Series 2022-093, Class IO, IO
3.000%	08/20/51	5,099	565,349
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	2,435	49,433
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	1,894	46,876
Series 2022-139, Class AL
4.000%	07/20/51	900	812,507
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	1,976	37,237
Series 2022-189, Class PT
2.500%	10/20/51	665	552,900
Series 2022-197, Class CS, IO, 30 Day Average SOFR x (1) + 5.500% (Cap 5.500%, Floor 0.000%)
1.198%(c)	11/20/52	15,205	1,016,261
Series 2024-129, Class AI, IO
5.000%	10/20/47	1,671	345,501
Series 2024-197, Class BN
3.000%	05/20/51	9,390	8,719,001
GS Mortgage-Backed Securities Trust,
Series 2025-NQM02, Class A1, 144A
5.648%(cc)	06/25/65	1,300	1,304,273
Imperial Fund Mortgage Trust,
Series 2021-NQM01, Class A1, 144A
1.071%(cc)	06/25/56	1,222	1,062,687
Series 2021-NQM02, Class A1, 144A
1.073%(cc)	09/25/56	649	550,147
Series 2021-NQM03, Class A1, 144A
1.595%(cc)	11/25/56	4,474	3,895,408

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-NQM04, Class A1, 144A
2.091%(cc)	01/25/57		2,243	$1,976,273
Series 2022-NQM02, Class A1, 144A
3.638%(cc)	03/25/67		3,961	3,787,448
JPMorgan Mortgage Trust,
Series 2025-VIS02, Class A1, 144A
5.385%(cc)	01/25/63		1,400	1,401,043
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A
6.000%(cc)	01/25/61		2,484	2,477,386
LHOME Mortgage Trust,
Series 2024-RTL05, Class A1, 144A
5.323%(cc)	09/25/39		2,700	2,692,419
Series 2025-RTL01, Class A1, 144A
5.652%(cc)	01/25/40		2,100	2,106,393
Lugo Funding DAC (Spain),
Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.549%(c)	05/26/66	EUR	2,100	2,457,314
MFA Trust,
Series 2021-INV01, Class A1, 144A
0.852%(cc)	01/25/56		179	172,024
Series 2024-RTL03, Class A1, 144A
5.913%(cc)	11/25/39		2,283	2,295,243
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59		4,425	3,983,316
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56		103	97,749
Series 2017-01A, Class A1, 144A
4.000%(cc)	02/25/57		2,856	2,776,149
Series 2017-04A, Class A1, 144A
4.000%(cc)	05/25/57		1,498	1,438,283
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57		2,303	1,971,163
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57		99	97,443
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58		1,419	1,368,027
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59		1,600	1,547,538
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59		479	449,196
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60		341	330,817
Series 2024-RTL01, Class A1, 144A
6.664%(cc)	03/25/39		2,185	2,201,765
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
5.084%(c)	06/25/57		69	68,101
Series 2021-NQM1, Class A1, 144A
1.072%(cc)	02/25/66		4,625	3,972,692
Series 2021-NQM2, Class A1, 144A
1.101%(cc)	05/25/61		5,008	4,132,578

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-NQM3, Class A1, 144A
1.054%(cc)	07/25/61		4,408	$3,606,494
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65		895	898,705
Series 2025-NQM11, Class A1, 144A
5.418%(cc)	05/25/65		1,600	1,602,003
PRET LLC,
Series 2024-RN02, Class A1, 144A
7.125%(cc)	04/25/54		3,664	3,687,212
PRPM,
Series 2025-03, Class A1, 144A
6.255%(cc)	05/25/30		377	379,277
PRPM LLC,
Series 2020-04, Class A1, 144A
6.610%(cc)	10/25/25		525	524,269
Series 2025-RCF03, Class A1, 144A
5.250%(cc)	07/25/55		2,400	2,398,127
Series 2025-RPL02, Class A1, 144A
3.750%(cc)	04/25/55		2,832	2,735,334
Rain City Mortgage Trust,
Series 2024-RTL01, Class A1, 144A
6.530%(cc)	11/25/29		1,197	1,205,953
RCO Mortgage LLC,
Series 2025-03, Class A1, 144A
6.435%(cc)	05/25/30		197	195,017
Seasoned Loans Structured Transaction Trust,
Series 2024-02, Class VF, 144A, 30 Day Average SOFR + 1.250% (Cap 6.500%, Floor 1.250%)
5.555%(c)	10/25/34		3,636	3,647,392
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.899%(c)	06/24/71	EUR	275	323,382
Toorak Mortgage Trust,
Series 2025-RRTL01, Class A1, 144A
5.524%(cc)	02/25/40		2,700	2,700,319
Towd Point Mortgage Trust,
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55		1,080	1,034,605
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		575	563,221
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		3,141	3,055,968
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59		3,631	2,806,194
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.434%(c)	10/25/59		91	91,710
Series 2022-04, Class A1, 144A
3.750%	09/25/62		4,326	4,136,669
Series 2023-01, Class A1, 144A
3.750%	01/25/63		1,766	1,705,898
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55		1,072	1,076,935
Verus Securitization Trust,
Series 2021-05, Class A1, 144A
1.013%(cc)	09/25/66		4,869	4,185,431

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66		3,746	$3,365,604
Series 2022-03, Class A1, 144A
4.130%(cc)	02/25/67		605	578,047
Villa Bella,
4.450%	08/02/32		2,400	2,390,719

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $262,119,652)				260,342,262

SOVEREIGN BONDS — 1.1%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30		3,520	3,118,500
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		200	177,188
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		89	87,694
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	04/25/30		200	206,900
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		640	637,120
5.950%	01/25/27		198	199,782
6.000%	07/19/28		396	402,336
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30		580	583,915
5.500%	03/26/36		1,280	1,231,066
6.000%	09/26/35		1,030	1,032,771
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		1,495	1,525,483
Sr. Unsec’d. Notes, Series 10Y
2.750%	07/03/30		1,040	939,900
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	611	644,833
5.250%	03/22/30	EUR	435	490,151
5.875%	10/17/31	EUR	2,019	2,246,732
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.500%	02/12/34		340	286,960
4.600%	02/10/48		1,106	825,850
5.850%	07/02/32		1,392	1,408,008
6.000%	05/13/30		611	634,065
6.000%	05/07/36		7,190	7,092,935
6.338%	05/04/53		495	455,152
6.400%	05/07/54		1,120	1,031,520
6.625%	01/29/38		900	909,450
6.875%	05/13/37		2,105	2,194,462
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		320	253,440

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		430	$427,420
6.853%	03/28/54		380	348,032
Sr. Unsub. Notes
2.252%	09/29/32		255	194,540
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.375%	02/08/35		915	913,444
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		330	335,639
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		2,182	2,257,105
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.625%	03/27/32		3,050	2,614,429
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		224	191,408
5.750%	03/24/35		444	410,869
7.500%	02/10/37		400	415,152
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	195	226,900
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.750%	01/16/54		350	333,253
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	2,136	2,291,589
3.125%	05/15/27	EUR	1,060	1,242,774
6.250%	05/26/28		800	826,000
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	630	608,299
3.125%	05/15/27	EUR	176	206,347
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31		890	889,110

TOTAL SOVEREIGN BONDS (cost $43,525,638)				43,348,523

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.0%
Federal Home Loan Mortgage Corp.
1.500%	06/01/51		69	52,054
1.500%	11/01/51		1,767	1,329,330
1.500%	02/01/52		308	231,861
2.000%	08/01/40		1,811	1,583,514
2.000%	12/01/40		266	229,331
2.000%	12/01/41		1,870	1,609,773
2.000%	02/01/42		1,844	1,583,807
2.000%	05/01/42		2,279	1,959,633
2.000%	10/01/50		807	647,310
2.000%	10/01/50		1,673	1,334,829
2.000%	11/01/50		511	407,428
2.000%	11/01/50		901	725,693
2.000%	02/01/51		85	68,624
2.000%	03/01/51		3,633	2,890,606
2.000%	04/01/51		1,239	985,733

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	04/01/51	2,840	$2,259,693
2.000%	05/01/51	1,514	1,219,033
2.000%	08/01/51	548	437,502
2.000%	10/01/51	1,792	1,430,830
2.000%	11/01/51	313	251,365
2.000%	11/01/51	554	444,039
2.000%	04/01/52	2,674	2,147,712
2.100%	07/01/36	4,211	3,375,717
2.500%	06/01/50	933	786,857
2.500%	07/01/50	621	523,218
2.500%	07/01/50	962	807,843
2.500%	07/01/50	3,654	3,078,384
2.500%	09/01/50	1,526	1,286,977
2.500%	09/01/50	6,374	5,329,602
2.500%	11/01/50	1,740	1,458,307
2.500%	12/01/50	632	531,319
2.500%	12/01/50	806	680,927
2.500%	01/01/51	133	111,544
2.500%	02/01/51	529	446,887
2.500%	03/01/51	6,440	5,366,946
2.500%	04/01/51	11,908	9,946,205
2.500%	05/01/51	583	488,007
2.500%	05/01/51	616	516,869
2.500%	07/01/51	389	326,037
2.500%	07/01/51	493	412,548
2.500%	08/01/51	501	419,430
2.500%	08/01/51	1,035	867,793
2.500%	10/01/51	887	741,849
2.500%	11/01/51	1,247	1,053,020
2.500%	02/01/52	552	463,528
2.500%	02/01/52	1,069	897,432
2.500%	04/01/52	662	555,544
2.500%	04/01/52	689	574,342
2.500%	04/01/52	3,182	2,679,794
3.000%	10/01/32	3	3,316
3.000%	11/01/32	4	4,337
3.000%	12/01/32	3	3,201
3.000%	09/01/37	30	28,624
3.000%	06/01/38	485	455,912
3.000%	04/01/46	2,224	1,979,625
3.000%	09/01/46	2,106	1,873,013
3.000%	12/01/46	18	16,413
3.000%	12/01/46	58	51,757
3.000%	12/01/46	87	77,757
3.000%	12/01/46	170	151,460
3.000%	01/01/47	647	577,250
3.000%	02/01/47	1,282	1,150,630
3.000%	07/01/50	574	502,223
3.000%	08/01/50	367	322,617
3.000%	08/01/50	1,101	971,657
3.000%	08/01/50	1,457	1,288,646
3.000%	08/01/50	2,690	2,363,249
3.000%	03/01/51	890	771,526
3.000%	08/01/51	271	237,270
3.000%	09/01/51	1,620	1,419,239
3.000%	10/01/51	2,063	1,810,747
3.000%	11/01/51	2,379	2,069,854
3.000%	01/01/52	793	695,737

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	02/01/52	843	$737,791
3.000%	05/01/52	1,016	889,290
3.000%	05/01/52	20,759	17,994,131
3.000%	08/01/52	2,948	2,594,889
3.500%	04/01/42	82	77,307
3.500%	05/01/42	10	9,019
3.500%	08/01/42	40	37,554
3.500%	08/01/42	70	65,621
3.500%	08/01/42	216	202,844
3.500%	09/01/42	57	53,232
3.500%	10/01/42	14	13,507
3.500%	02/01/43	768	721,319
3.500%	06/01/43	60	56,414
3.500%	06/01/44	53	48,773
3.500%	01/01/45	5,495	5,128,755
3.500%	09/01/45	29	26,958
3.500%	11/01/45	137	127,034
3.500%	09/01/46	67	62,276
3.500%	03/01/47	230	211,371
3.500%	05/01/47	126	115,796
3.500%	10/01/47	220	203,946
3.500%	11/01/47	149	136,474
3.500%	12/01/47	265	246,232
3.500%	01/01/48	45	41,499
3.500%	01/01/48	59	54,789
3.500%	01/01/48	190	173,848
3.500%	02/01/48	333	305,173
3.500%	03/01/48	1,445	1,330,854
3.500%	01/01/50	347	316,180
3.500%	05/01/50	569	517,461
3.500%	02/01/52	2,118	1,919,175
3.500%	03/01/52	804	728,806
3.500%	07/01/52	3,361	3,027,228
4.000%	11/01/36	5	4,703
4.000%	06/01/37	65	63,908
4.000%	11/01/40	218	210,784
4.000%	12/01/40	162	156,400
4.000%	10/01/42	469	451,170
4.000%	12/01/42	14	13,796
4.000%	04/01/44	78	74,845
4.000%	07/01/44	29	28,245
4.000%	01/01/45	98	94,859
4.000%	01/01/45	2,266	2,188,139
4.000%	02/01/45	9	8,726
4.000%	02/01/45	21	20,085
4.000%	09/01/45	145	138,458
4.000%	09/01/45	2,121	2,044,817
4.000%	12/01/45	36	34,563
4.000%	12/01/45	41	38,773
4.000%	04/01/47	114	109,504
4.000%	07/01/47	455	431,666
4.000%	04/01/48	963	904,951
4.000%	06/01/48	184	174,705
4.000%	04/01/49	970	916,209
4.000%	05/01/49	45	42,866
4.000%	05/01/49	425	403,599
4.000%	07/01/49	501	482,356
4.000%	07/01/49	1,235	1,169,443

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	07/01/50	2,027	$1,926,543
4.000%	04/01/52	539	504,992
4.000%	07/01/52	5,968	5,563,692
4.500%	08/01/39	79	78,099
4.500%	12/01/39	34	33,729
4.500%	07/01/40	13	12,517
4.500%	05/01/41	65	64,237
4.500%	05/01/41	68	67,994
4.500%	03/01/42	167	166,050
4.500%	05/01/42	136	136,038
4.500%	11/01/43	124	121,121
4.500%	12/01/43	166	163,833
4.500%	04/01/44	13	13,207
4.500%	04/01/44	19	18,950
4.500%	04/01/44	776	761,725
4.500%	06/01/44	117	114,822
4.500%	04/01/47	386	377,252
4.500%	05/01/47	145	141,804
4.500%	07/01/47	147	143,332
4.500%	07/01/47	571	557,103
4.500%	08/01/47	48	46,776
4.500%	10/01/47	104	101,748
4.500%	12/01/47	78	74,970
4.500%	02/01/48	61	59,379
4.500%	07/01/48	514	502,525
4.500%	08/01/48	734	717,737
4.500%	08/01/48	783	763,753
4.500%	07/01/52	1,526	1,462,705
4.500%	09/01/52	4,544	4,350,946
4.500%	11/01/52	511	492,069
4.500%	08/01/53	27	26,057
5.000%	11/01/41	472	479,468
5.000%	09/01/48	122	121,671
5.000%	10/01/48	64	63,273
5.000%	12/01/48	650	650,023
5.000%	10/01/49	3,818	3,812,642
5.000%	03/01/50	2,321	2,315,189
5.000%	07/01/50	159	157,879
5.000%	07/01/52	858	844,446
5.000%	09/01/52	4,897	4,822,785
5.000%	11/01/52	144	141,335
5.000%	01/01/53	907	893,477
5.000%	04/01/53	519	510,463
5.000%	04/01/53	904	891,569
5.000%	04/01/53	3,904	3,840,212
5.000%	11/01/54	1,397	1,376,442
5.000%	12/01/54	6,057	5,938,262
5.000%	01/01/55	3,888	3,831,674
5.500%	02/01/35	16	16,312
5.500%	12/01/36	8	7,851
5.500%	03/01/37	2	2,498
5.500%	12/01/37	1,815	1,849,607
5.500%	02/01/38	1	538
5.500%	02/01/38	419	430,427
5.500%	04/01/38	276	284,454
5.500%	07/01/38	107	110,451
5.500%	08/01/38	67	68,887
5.500%	08/01/38	106	109,023

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	01/01/39	126	$129,063
5.500%	11/01/52	1,684	1,689,512
5.500%	02/01/53	2,112	2,122,075
5.500%	10/01/53	355	355,318
5.500%	11/01/53	1,495	1,495,078
5.500%	03/01/54	4,919	4,919,573
5.500%	04/01/54	3,176	3,176,909
5.500%	07/01/54	2,744	2,744,752
5.500%	10/01/54	2,142	2,142,241
5.500%	10/01/54	3,892	3,892,891
5.500%	11/01/54	2,015	2,015,312
5.500%	12/01/54	1,316	1,318,523
5.500%	01/01/55	2,746	2,746,290
5.500%	04/01/55	4,001	4,001,874
5.500%	05/01/55	2,002	2,002,200
6.000%	12/01/28	—(r)	286
6.000%	01/01/32	—(r)	264
6.000%	11/01/32	1	1,008
6.000%	03/01/33	2	2,040
6.000%	11/01/33	1	1,210
6.000%	02/01/34	53	54,635
6.000%	12/01/34	2	1,707
6.000%	01/01/36	10	9,992
6.000%	03/01/36	—(r)	488
6.000%	04/01/36	9	9,464
6.000%	08/01/36	5	5,465
6.000%	11/01/36	3	2,658
6.000%	12/01/36	211	220,575
6.000%	04/01/37	—(r)	407
6.000%	05/01/37	4	3,725
6.000%	07/01/37	1	653
6.000%	08/01/37	13	13,938
6.000%	09/01/37	1	525
6.000%	09/01/37	2	1,976
6.000%	10/01/37	—(r)	144
6.000%	10/01/37	2	2,114
6.000%	10/01/37	4	4,430
6.000%	10/01/37	10	10,059
6.000%	11/01/37	72	75,633
6.000%	11/01/37	611	640,978
6.000%	12/01/37	1	645
6.000%	01/01/38	2	2,499
6.000%	01/01/38	3	3,126
6.000%	01/01/38	5	5,182
6.000%	01/01/38	6	5,839
6.000%	01/01/38	6	6,541
6.000%	01/01/38	10	10,872
6.000%	04/01/38	2	2,149
6.000%	04/01/38	7	7,062
6.000%	06/01/38	—(r)	406
6.000%	07/01/38	20	20,740
6.000%	08/01/38	2	2,190
6.000%	08/01/38	2	2,597
6.000%	08/01/38	89	93,229
6.000%	09/01/38	—(r)	509
6.000%	09/01/38	4	4,402
6.000%	10/01/38	4	3,804
6.000%	11/01/38	1	1,449

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	01/01/39	208	$218,146
6.000%	10/01/39	6	5,691
6.000%	03/01/40	4	4,324
6.000%	05/01/40	1	602
6.000%	11/01/52	736	750,146
6.000%	12/01/52	1,192	1,219,247
6.000%	03/01/53	537	551,358
6.000%	04/01/54	685	702,314
6.000%	05/01/54	467	478,124
6.000%	06/01/54	2,916	2,969,396
6.000%	07/01/54	2,554	2,597,193
6.000%	08/01/54	4,052	4,121,679
6.000%	01/01/55	4,393	4,465,960
6.500%	10/01/53	1,667	1,739,220
6.500%	07/01/54	1,516	1,582,550
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.634% (Cap 7.635%, Floor 1.634%)
2.834%(c)	12/01/50	842	798,961
Federal National Mortgage Assoc.
1.490%	09/01/35	2,747	2,123,559
1.500%	11/01/50	2,516	1,895,390
1.500%	01/01/51	3,744	2,818,424
1.500%	02/01/51	2,609	1,964,082
1.500%	03/01/51	624	470,832
1.500%	06/01/51	29	21,717
1.500%	08/01/51	328	246,956
1.500%	10/01/51	219	164,913
2.000%	TBA	29,161	23,077,654
2.000%	05/01/36	657	605,044
2.000%	05/01/36	666	608,527
2.000%	08/01/36	210	194,040
2.000%	08/01/36	1,243	1,135,787
2.000%	09/01/36	948	875,459
2.000%	12/01/36	641	591,430
2.000%	12/01/40	323	284,327
2.000%	12/01/40	3,954	3,416,747
2.000%	01/01/41	2,629	2,269,542
2.000%	05/01/41	346	298,165
2.000%	07/01/41	808	696,834
2.000%	08/01/41	880	758,560
2.000%	09/01/41	2,069	1,783,637
2.000%	10/01/41	859	740,557
2.000%	09/01/50	866	694,270
2.000%	09/01/50	2,182	1,736,279
2.000%	10/01/50	1,246	994,057
2.000%	11/01/50	151	120,554
2.000%	11/01/50	8,576	6,845,776
2.000%	12/01/50	860	691,062
2.000%	12/01/50	909	731,173
2.000%	12/01/50	2,087	1,664,354
2.000%	01/01/51	56	44,939
2.000%	01/01/51	832	669,237
2.000%	01/01/51	2,247	1,791,272
2.000%	02/01/51	50	39,846
2.000%	02/01/51	671	539,458
2.000%	02/01/51	681	542,610
2.000%	02/01/51	1,273	1,023,459
2.000%	03/01/51	1,284	1,021,594

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	03/01/51	2,426	$1,926,881
2.000%	04/01/51	2,800	2,219,065
2.000%	04/01/51	3,906	3,107,969
2.000%	05/01/51	1,637	1,298,546
2.000%	06/01/51	2,518	1,996,041
2.000%	07/01/51	421	335,180
2.000%	02/01/52	246	196,965
2.000%	02/01/52	337	270,228
2.000%	02/01/52	1,260	1,010,516
2.000%	03/01/52	924	746,714
2.000%	03/01/52	1,588	1,278,174
2.000%	04/01/52	5,062	4,035,077
2.148%(cc)	02/01/32	13,342	11,697,179
2.250%	04/01/33	875	757,049
2.280%	11/01/29	5,000	4,627,052
2.459%(cc)	04/01/34	9,950	8,582,826
2.500%	TBA	3,500	2,901,397
2.500%	03/01/38	108	100,153
2.500%	06/01/40	2,396	2,177,676
2.500%	04/01/41	677	606,735
2.500%	11/01/41	600	534,789
2.500%	07/01/50	165	138,049
2.500%	07/01/50	319	268,459
2.500%	10/01/50	120	100,584
2.500%	10/01/50	972	810,751
2.500%	10/01/50	2,269	1,914,136
2.500%	11/01/50	1,430	1,193,069
2.500%	01/01/51	451	379,216
2.500%	02/01/51	97	81,377
2.500%	02/01/51	9,972	8,349,508
2.500%	03/01/51	1,709	1,425,087
2.500%	04/01/51	16,976	14,174,467
2.500%	05/01/51	608	509,564
2.500%	05/01/51	2,195	1,844,403
2.500%	05/01/51	3,076	2,588,177
2.500%	05/01/51	3,749	3,160,918
2.500%	05/01/51	4,046	3,369,822
2.500%	05/01/51	5,810	4,894,520
2.500%	06/01/51	570	480,649
2.500%	06/01/51	1,052	883,415
2.500%	06/01/51	3,230	2,695,430
2.500%	07/01/51	574	486,962
2.500%	07/01/51	1,292	1,082,663
2.500%	08/01/51	1,761	1,477,775
2.500%	08/01/51	3,011	2,528,188
2.500%	09/01/51	305	255,771
2.500%	09/01/51	775	649,064
2.500%	10/01/51	791	656,646
2.500%	10/01/51	902	759,736
2.500%	10/01/51	2,387	1,984,237
2.500%	11/01/51	142	119,449
2.500%	11/01/51	553	458,920
2.500%	11/01/51	831	697,198
2.500%	11/01/51	1,908	1,599,347
2.500%	12/01/51	503	423,397
2.500%	01/01/52	756	636,398
2.500%	01/01/52	1,229	1,028,582
2.500%	01/01/52	1,380	1,157,485

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	02/01/52	714	$599,580
2.500%	03/01/52	535	450,263
2.500%	03/01/52	548	459,884
2.500%	03/01/52	550	462,415
2.500%	03/01/52	656	550,075
2.500%	03/01/52	922	770,951
2.500%	03/01/52	1,151	956,211
2.500%	04/01/52	514	431,577
2.500%	05/01/52	1,319	1,107,347
2.500%	01/01/57	1,943	1,613,024
3.000%	TBA	450	429,037
3.000%	09/01/32	29	27,566
3.000%	01/01/33	32	30,887
3.000%	01/01/33	201	195,511
3.000%	11/01/36	61	57,558
3.000%	11/01/36	117	109,987
3.000%	12/01/36	184	173,958
3.000%	09/01/42	805	729,120
3.000%	06/01/43	2,960	2,680,648
3.000%	11/01/43	555	500,054
3.000%	11/01/44	1,753	1,584,174
3.000%	11/01/44	2,440	2,205,585
3.000%	02/01/45	177	159,061
3.000%	03/01/45	449	402,696
3.000%	04/01/45	44	39,588
3.000%	04/01/45	114	101,975
3.000%	05/01/45	1,067	953,110
3.000%	07/01/45	660	591,185
3.000%	05/01/46	58	51,914
3.000%	06/01/46	13	11,412
3.000%	06/01/46	41	36,711
3.000%	06/01/46	158	142,266
3.000%	08/01/46	41	36,655
3.000%	09/01/46	207	186,400
3.000%	10/01/46	105	93,063
3.000%	11/01/46	562	502,338
3.000%	01/01/47	75	66,628
3.000%	01/01/47	90	79,190
3.000%	01/01/47	170	150,526
3.000%	02/01/47	73	64,023
3.000%	02/01/47	138	123,388
3.000%	03/01/47	220	196,235
3.000%	03/01/47	267	238,879
3.000%	11/01/47	23	19,978
3.000%	12/01/47	527	468,705
3.000%	12/01/49	150	131,382
3.000%	02/01/50	358	314,804
3.000%	02/01/50	607	537,911
3.000%	02/01/50	9,635	8,559,582
3.000%	04/01/50	1,883	1,659,777
3.000%	08/01/50	544	481,662
3.000%	08/01/50	581	505,514
3.000%	08/01/50	1,300	1,130,358
3.000%	10/01/50	1,023	889,155
3.000%	11/01/50	569	497,878
3.000%	12/01/50	1,413	1,228,699
3.000%	04/01/51	502	437,203
3.000%	05/01/51	1,208	1,074,046

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	05/01/51	1,907	$1,650,733
3.000%	06/01/51	249	217,469
3.000%	07/01/51	318	278,464
3.000%	08/01/51	563	494,474
3.000%	08/01/51	1,358	1,185,425
3.000%	08/01/51	1,503	1,312,731
3.000%	09/01/51	1,953	1,714,099
3.000%	10/01/51	327	285,896
3.000%	10/01/51	370	323,450
3.000%	10/01/51	2,136	1,870,433
3.000%	11/01/51	612	535,177
3.000%	11/01/51	1,905	1,656,844
3.000%	11/01/51	2,975	2,589,493
3.000%	12/01/51	576	503,252
3.000%	12/01/51	1,207	1,053,982
3.000%	01/01/52	914	796,978
3.000%	01/01/52	1,433	1,253,200
3.000%	01/01/52	3,158	2,734,423
3.000%	02/01/52	3,362	2,917,498
3.000%	03/01/52	519	458,511
3.000%	03/01/52	749	654,438
3.000%	04/01/52	1,018	890,899
3.000%	05/01/52	1,369	1,195,951
3.000%	06/01/52	1,178	1,028,936
3.000%	03/01/61	3,243	2,738,992
3.145%	08/01/34	5,700	5,098,107
3.500%	TBA	1,686	1,517,746
3.500%	10/01/41	804	755,998
3.500%	01/01/42	45	42,174
3.500%	04/01/42	19	17,816
3.500%	04/01/42	45	42,559
3.500%	05/01/42	98	92,351
3.500%	07/01/42	25	23,564
3.500%	07/01/42	195	183,053
3.500%	09/01/42	298	279,505
3.500%	09/01/42	1,536	1,440,195
3.500%	01/01/43	963	896,523
3.500%	04/01/43	651	610,221
3.500%	04/01/43	712	669,368
3.500%	06/01/43	685	642,613
3.500%	06/01/43	706	662,205
3.500%	07/01/43	831	780,459
3.500%	08/01/43	1,908	1,770,496
3.500%	02/01/45	131	122,584
3.500%	02/01/45	414	388,630
3.500%	03/01/46	172	157,097
3.500%	07/01/46	60	55,040
3.500%	02/01/47	189	174,181
3.500%	03/01/47	47	43,327
3.500%	04/01/47	1,019	939,095
3.500%	05/01/47	231	213,155
3.500%	07/01/47	28	25,923
3.500%	11/01/47	314	288,479
3.500%	12/01/47	315	288,723
3.500%	01/01/48	191	175,264
3.500%	01/01/48	385	356,292
3.500%	02/01/48	143	131,503
3.500%	02/01/48	2,377	2,196,472

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	04/01/48	64	$59,126
3.500%	08/01/48	676	625,954
3.500%	12/01/48	156	142,506
3.500%	06/01/49	1,034	958,088
3.500%	07/01/49	138	125,676
3.500%	07/01/50	378	344,661
3.500%	08/01/50	140	127,653
3.500%	08/01/50	143	129,816
3.500%	08/01/50	708	651,184
3.500%	01/01/51	462	420,380
3.500%	06/01/51	697	630,972
3.500%	12/01/51	382	344,205
3.500%	01/01/52	81	73,123
3.500%	03/01/52	1,163	1,059,939
3.500%	04/01/52	2,255	2,053,292
3.500%	05/01/52	620	566,696
3.500%	05/01/52	1,899	1,713,195
3.500%	05/01/52	2,685	2,436,040
3.500%	06/01/52	847	766,809
3.500%	06/01/52	1,710	1,551,791
3.500%	06/01/56	15,080	13,576,829
3.500%	10/01/56	2,946	2,646,501
3.500%	02/01/57	564	506,940
3.900%	11/01/31	8,000	7,795,916
4.000%	10/01/30	4	3,591
4.000%	07/01/37	23	22,549
4.000%	09/01/37	28	27,671
4.000%	03/01/38	19	19,033
4.000%	12/01/41	122	117,804
4.000%	04/01/42	34	33,032
4.000%	05/01/42	53	50,765
4.000%	05/01/42	224	216,461
4.000%	01/01/44	235	225,858
4.000%	02/01/45	758	728,388
4.000%	03/01/46	246	234,919
4.000%	04/01/47	265	250,927
4.000%	07/01/47	117	110,905
4.000%	07/01/47	469	445,233
4.000%	08/01/47	204	193,043
4.000%	09/01/47	147	138,829
4.000%	10/01/47	555	525,365
4.000%	11/01/47	133	126,444
4.000%	12/01/47	35	32,701
4.000%	06/01/48	61	57,101
4.000%	06/01/48	406	384,243
4.000%	06/01/48	2,710	2,559,451
4.000%	07/01/48	1,861	1,761,373
4.000%	09/01/48	4,813	4,555,242
4.000%	11/01/48	108	102,644
4.000%	12/01/48	657	622,128
4.000%	01/01/49	210	198,590
4.000%	01/01/49	310	296,977
4.000%	04/01/49	2,995	2,807,062
4.000%	08/01/49	106	100,958
4.000%	04/01/50	2,095	1,985,039
4.000%	08/01/51	307	295,275
4.000%	06/01/52	1,368	1,279,979
4.000%	07/01/52	4,480	4,192,802

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	12/01/54	9,936	$9,299,947
4.000%	02/01/56	1,240	1,158,033
4.050%	11/01/31	10,912	10,695,113
4.370%	01/01/32	7,757	7,752,291
4.390%	04/01/29	2,574	2,597,386
4.460%	11/01/34	4,192	4,150,033
4.500%	04/01/31	5	5,314
4.500%	05/01/31	18	17,673
4.500%	06/01/31	6	6,340
4.500%	11/01/31	8	8,185
4.500%	11/01/35	9	9,074
4.500%	12/01/37	937	935,075
4.500%	02/01/41	20	19,685
4.500%	03/01/41	7	6,993
4.500%	04/01/41	1	819
4.500%	05/01/41	2	2,013
4.500%	05/01/41	2	2,446
4.500%	07/01/41	22	21,500
4.500%	10/01/41	5	4,817
4.500%	12/01/41	47	46,351
4.500%	01/01/42	5	5,200
4.500%	06/01/42	11	10,977
4.500%	09/01/42	144	143,564
4.500%	10/01/43	216	212,861
4.500%	11/01/43	536	523,888
4.500%	01/01/44	54	53,031
4.500%	03/01/44	336	328,975
4.500%	04/01/44	15	15,051
4.500%	05/01/44	73	70,372
4.500%	01/01/45	223	218,610
4.500%	05/01/45	209	204,064
4.500%	07/01/45	234	228,298
4.500%	09/01/45	61	59,828
4.500%	11/01/45	8	8,191
4.500%	11/01/45	62	60,452
4.500%	11/01/45	340	333,451
4.500%	12/01/45	109	107,223
4.500%	07/01/46	715	702,853
4.500%	08/01/46	161	157,482
4.500%	01/01/47	29	28,016
4.500%	03/01/47	145	141,577
4.500%	05/01/47	418	407,584
4.500%	07/01/47	56	54,128
4.500%	09/01/47	14	13,646
4.500%	10/01/47	17	16,528
4.500%	10/01/47	60	58,051
4.500%	11/01/47	11	10,941
4.500%	11/01/47	30	28,786
4.500%	11/01/47	201	195,966
4.500%	11/01/47	258	251,632
4.500%	11/01/47	465	452,785
4.500%	12/01/47	19	18,120
4.500%	12/01/47	58	56,252
4.500%	01/01/48	442	429,934
4.500%	02/01/48	26	25,297
4.500%	03/01/48	21	20,697
4.500%	03/01/48	29	27,768
4.500%	05/01/48	28	27,582

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	05/01/48	575	$565,631
4.500%	05/01/48	1,471	1,435,105
4.500%	06/01/48	30	29,325
4.500%	08/01/48	369	358,815
4.500%	10/01/49	51	48,941
4.500%	05/01/52	931	891,984
4.500%	06/01/52	602	579,319
4.500%	11/01/52	8,250	7,906,788
4.500%	03/01/53	2,224	2,128,716
4.500%	07/01/53	355	340,067
4.500%	08/01/53	259	248,241
4.500%	08/01/53	449	429,637
4.500%	02/01/54	640	612,188
4.500%	10/01/54	9,279	8,899,016
4.500%	11/01/54	4,725	4,524,302
4.500%	09/01/63	5,102	4,898,870
4.600%	12/01/32	5,000	5,030,502
4.610%	07/01/32	3,190	3,216,203
4.610%	07/01/32	4,000	4,032,856
4.750%	04/01/28	475	481,911
4.750%	11/01/39	4,994	4,892,775
4.760%	06/01/29	900	918,868
5.000%	TBA	10,290	10,083,173
5.000%	03/01/36	2	2,081
5.000%	12/01/36	1	721
5.000%	12/01/39	2	2,393
5.000%	01/01/40	1	1,448
5.000%	05/01/40	2	2,006
5.000%	05/01/40	9	9,338
5.000%	01/01/41	9	8,860
5.000%	04/01/41	3	2,965
5.000%	05/01/41	1	1,478
5.000%	05/01/41	26	26,663
5.000%	07/01/41	524	530,986
5.000%	01/01/42	4	4,438
5.000%	12/01/43	933	944,793
5.000%	09/01/48	158	157,629
5.000%	01/01/49	178	177,401
5.000%	01/01/49	280	279,395
5.000%	08/01/49	204	205,031
5.000%	12/01/49	1,333	1,328,683
5.000%	07/01/52	461	459,454
5.000%	09/01/52	2,708	2,661,889
5.000%	09/01/52	5,558	5,474,123
5.000%	11/01/52	4,148	4,085,044
5.000%	05/01/53	1,474	1,459,781
5.000%	07/01/53	571	566,962
5.000%	08/01/54	2,878	2,833,282
5.000%	12/01/54	4,955	4,899,449
5.000%	01/01/55	24,585	24,103,483
5.065%	12/01/28	1,950	2,002,086
5.500%	TBA	13,000	12,997,026
5.500%	04/01/33	7	7,641
5.500%	10/01/33	9	9,544
5.500%	11/01/33	1	839
5.500%	02/01/34	10	10,068
5.500%	03/01/34	7	6,796
5.500%	09/01/34	4	4,053

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	03/01/35	9	$9,456
5.500%	05/01/35	3	2,918
5.500%	01/01/36	—(r)	495
5.500%	07/01/36	3	2,576
5.500%	01/01/37	7	7,138
5.500%	06/01/37	2	2,122
5.500%	03/01/38	7	7,450
5.500%	04/01/38	590	600,872
5.500%	09/01/39	3	3,379
5.500%	12/01/39	55	56,569
5.500%	06/01/40	8	7,763
5.500%	10/01/52	1,244	1,250,907
5.500%	11/01/52	686	689,401
5.500%	11/01/52	1,096	1,102,738
5.500%	11/01/52	1,382	1,391,181
5.500%	11/01/52	1,581	1,588,870
5.500%	12/01/52	4,178	4,197,253
5.500%	06/01/53	2,172	2,181,688
5.500%	08/01/53	507	510,109
5.500%	08/01/53	579	579,559
5.500%	09/01/53	1,136	1,145,075
5.500%	03/01/54	340	339,740
5.500%	08/01/54	1,484	1,484,472
5.500%	11/01/54	849	848,808
5.500%	12/01/54	1,002	1,006,907
5.500%	02/01/55	543	543,478
5.500%	02/01/55	1,331	1,331,243
5.500%	03/01/55	711	711,379
5.500%	07/01/55	3,002	3,002,421
5.500%	09/01/56	1,139	1,172,602
6.000%	TBA	111,450	113,246,891
6.000%	11/01/28	—(r)	242
6.000%	02/01/29	—(r)	173
6.000%	03/01/32	—(r)	337
6.000%	05/01/33	—(r)	139
6.000%	01/01/34	7	7,319
6.000%	11/01/35	4	3,782
6.000%	12/01/35	1	1,493
6.000%	04/01/36	2	2,503
6.000%	07/01/36	1	1,376
6.000%	08/01/36	—(r)	24
6.000%	08/01/36	1	1,418
6.000%	08/01/36	7	7,634
6.000%	09/01/36	—(r)	57
6.000%	09/01/36	—(r)	287
6.000%	09/01/36	1	526
6.000%	09/01/36	1	593
6.000%	09/01/36	8	7,695
6.000%	10/01/36	1	565
6.000%	10/01/36	4	3,974
6.000%	10/01/36	7	7,034
6.000%	11/01/36	—(r)	92
6.000%	11/01/36	1	786
6.000%	11/01/36	2	1,703
6.000%	11/01/36	4	4,209
6.000%	11/01/36	6	6,146
6.000%	12/01/36	—(r)	81
6.000%	12/01/36	—(r)	152

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	12/01/36	—(r)	$204
6.000%	12/01/36	1	1,417
6.000%	12/01/36	4	3,895
6.000%	12/01/36	8	8,251
6.000%	01/01/37	—(r)	195
6.000%	01/01/37	—(r)	486
6.000%	01/01/37	2	2,543
6.000%	01/01/37	5	5,523
6.000%	01/01/37	8	7,940
6.000%	01/01/37	625	654,990
6.000%	02/01/37	6	6,629
6.000%	02/01/37	106	111,480
6.000%	03/01/37	7	6,848
6.000%	03/01/37	11	11,233
6.000%	03/01/37	65	66,848
6.000%	05/01/37	1	1,137
6.000%	05/01/37	5	5,609
6.000%	05/01/37	7	7,592
6.000%	06/01/37	1	689
6.000%	08/01/37	1	1,047
6.000%	08/01/37	3	3,037
6.000%	08/01/37	4	4,004
6.000%	08/01/37	13	13,120
6.000%	10/01/37	—(r)	203
6.000%	12/01/52	601	612,084
6.000%	01/01/53	2,354	2,399,233
6.000%	05/01/53	1,256	1,292,040
6.000%	06/01/53	496	507,899
6.000%	07/01/53	656	672,377
6.000%	05/01/54	821	836,135
6.000%	09/01/54	954	972,505
6.000%	10/01/54	2,873	2,925,769
6.500%	TBA	2,245	2,317,910
6.500%	10/01/36	268	282,753
6.625%	11/15/30	1,950	2,203,689
7.000%	TBA	2,795	2,942,302
Freddie Mac Coupon Strips
3.220%(s)	07/15/32	180	131,192
Government National Mortgage Assoc.
2.000%	TBA	5,645	4,596,160
2.000%	10/20/50	9,647	7,857,931
2.000%	12/20/50	5,073	4,132,581
2.000%	01/20/51	1,665	1,356,337
2.000%	02/20/51	972	773,889
2.000%	02/20/51	3,048	2,484,212
2.000%	03/20/51	1,012	811,163
2.000%	04/20/51	922	731,198
2.000%	05/20/52	3,608	2,938,441
2.500%	TBA	9,005	7,649,202
2.500%	11/20/49	1,778	1,519,634
2.500%	08/20/50	234	199,006
2.500%	10/20/50	2,467	2,099,626
2.500%	11/20/50	812	690,966
2.500%	12/20/50	5,072	4,314,914
2.500%	03/20/51	1,403	1,193,216
2.500%	05/20/51	4,257	3,619,621
2.500%	07/20/51	2,132	1,812,130
2.500%	10/20/51	952	803,961

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	TBA	7,416	$6,558,409
3.000%	02/20/42	16	14,613
3.000%	10/15/42	1,076	975,266
3.000%	01/20/50	1,090	969,344
3.000%	04/20/51	6,695	5,935,892
3.000%	08/20/51	9,371	8,299,122
3.000%	09/20/51	2,627	2,326,357
3.000%	01/20/52	679	595,868
3.000%	01/20/52	20,115	17,805,337
3.000%	03/20/52	706	619,395
3.000%	07/20/52	3,164	2,800,082
3.000%	12/20/52	165	145,891
3.500%	09/15/41	18	16,490
3.500%	11/15/41	2	1,495
3.500%	11/15/41	12	11,604
3.500%	01/15/42	4	3,962
3.500%	01/15/42	70	65,372
3.500%	02/15/42	12	11,475
3.500%	03/15/42	5	4,494
3.500%	03/15/42	44	41,131
3.500%	05/15/42	13	12,207
3.500%	06/15/42	9	8,391
3.500%	07/15/42	8	7,251
3.500%	07/15/42	8	7,563
3.500%	07/15/42	16	15,259
3.500%	07/15/42	20	18,295
3.500%	08/15/42	10	9,547
3.500%	01/15/43	9	7,969
3.500%	02/15/43	13	11,713
3.500%	04/15/43	19	17,504
3.500%	04/15/43	97	90,191
3.500%	04/20/43	192	179,961
3.500%	05/15/43	5	4,896
3.500%	05/15/43	5	5,120
3.500%	05/15/43	7	6,480
3.500%	05/15/43	28	26,417
3.500%	05/20/43	507	473,954
3.500%	07/15/43	51	47,705
3.500%	10/15/43	27	24,929
3.500%	11/15/43	6	5,370
3.500%	12/15/43	71	66,364
3.500%	01/15/44	22	20,344
3.500%	02/20/44	676	631,365
3.500%	03/20/45	23	21,553
3.500%	04/20/45	35	32,291
3.500%	05/20/45	65	60,783
3.500%	07/20/45	26	23,790
3.500%	08/20/45	35	32,156
3.500%	10/20/45	55	51,411
3.500%	11/20/45	24	22,408
3.500%	12/20/45	286	265,665
3.500%	05/20/46	117	108,909
3.500%	07/20/46	244	226,937
3.500%	09/20/46	52	48,589
3.500%	10/20/46	114	104,807
3.500%	05/20/47	115	106,155
3.500%	07/20/47	1,229	1,135,587
3.500%	03/20/48	28	25,931

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	04/20/48	11	$10,512
3.500%	02/20/49	1,042	961,916
3.500%	06/20/49	548	500,432
3.500%	11/20/49	1,337	1,217,966
3.500%	03/20/50	819	750,830
3.500%	06/20/50	1,345	1,229,488
3.500%	11/20/50	915	839,072
3.500%	02/20/51	1,260	1,148,936
3.500%	04/20/51	841	770,380
3.500%	09/20/51	553	505,629
3.500%	01/20/52	177	161,988
3.500%	02/20/52	3,502	3,198,355
3.500%	03/20/52	1,172	1,069,337
3.500%	07/20/52	577	526,267
3.500%	12/20/52	1,690	1,542,528
4.000%	TBA	755	701,863
4.000%	07/20/39	95	90,548
4.000%	10/20/40	148	141,305
4.000%	12/20/40	600	573,486
4.000%	01/20/41	22	20,936
4.000%	02/20/41	65	62,120
4.000%	03/15/41	86	81,891
4.000%	12/20/46	237	223,788
4.000%	05/20/47	91	85,631
4.000%	06/20/47	228	214,514
4.000%	07/20/47	21	19,448
4.000%	09/20/47	1,007	949,374
4.000%	11/20/47	260	244,835
4.000%	12/20/47	238	223,724
4.000%	01/20/48	717	674,284
4.000%	11/20/49	704	661,178
4.000%	02/15/52	3,512	3,286,094
4.000%	08/20/52	3,256	3,042,105
4.000%	01/20/65	4,750	4,356,507
4.500%	TBA	6,970	6,670,694
4.500%	12/20/39	10	9,708
4.500%	01/20/40	12	11,720
4.500%	02/20/40	10	9,686
4.500%	05/20/40	220	217,861
4.500%	07/20/40	4	3,946
4.500%	10/20/40	7	7,251
4.500%	12/20/40	166	164,424
4.500%	02/20/42	193	191,712
4.500%	11/20/46	41	40,552
4.500%	03/15/47	62	60,499
4.500%	04/15/47	76	73,599
4.500%	05/15/47	58	57,066
4.500%	05/20/52	295	284,588
4.500%	08/20/52	2,758	2,662,591
4.500%	09/20/52	546	525,287
4.500%	09/20/52	902	870,703
4.500%	10/20/52	3,442	3,323,400
5.000%	TBA	4,080	4,007,161
5.000%	08/15/38	47	47,587
5.000%	10/15/38	4	3,934
5.000%	10/15/38	157	159,241
5.000%	12/15/38	63	63,625
5.000%	03/15/39	198	200,909

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	05/15/39	57	$57,446
5.000%	05/15/39	189	191,164
5.000%	11/15/39	85	85,778
5.000%	04/15/40	825	834,447
5.000%	05/20/40	756	765,292
5.000%	06/20/40	603	611,409
5.000%	07/20/40	13	12,966
5.000%	07/20/40	236	239,032
5.000%	09/15/40	213	216,140
5.000%	10/20/47	16	16,261
5.000%	08/20/53	919	908,173
5.000%	10/20/54	2,280	2,245,763
5.500%	TBA	10,820	10,834,199
5.500%	08/20/53	603	609,114
6.000%	TBA	10,875	11,033,854
6.000%	09/20/53	1,178	1,211,311
6.000%	01/20/54	490	505,689
6.000%	07/20/55	500	507,523
6.500%	01/20/54	409	424,952
6.500%	10/20/54	1,490	1,563,344
6.500%	03/20/55	1,904	1,974,248
7.000%	10/20/54	1,988	2,104,950
Government National Mortgage Assoc., 1 Month RFUCCT + 2.400% (Cap 12.645%, Floor 2.400%)
6.838%(c)	04/20/60	291	299,257
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.250%	02/01/55	900	875,565
Tennessee Valley Authority Generic Strips, Bonds
2.705%(s)	09/15/30	147	115,487
2.897%(s)	03/15/33	123	86,179
4.724%(s)	07/15/34	75	48,619

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,136,643,215)			1,098,940,851

U.S. TREASURY OBLIGATIONS — 16.9%
U.S. Treasury Bonds
1.250%	05/15/50	12,610	6,058,711
1.625%	11/15/50	15,650	8,248,039
1.875%	11/15/51	34,685	19,304,370
2.000%	11/15/41	18,200	12,512,500
2.000%	08/15/51	10,020	5,777,156
2.375%	11/15/49	10,790	6,941,005
2.375%	05/15/51	18,375	11,653,770
2.500%	02/15/45(k)	12,370	8,709,253
2.750%	11/15/47	11,102	7,894,278
3.000%	05/15/47	12,437	9,312,204
3.000%	02/15/48	25,707	19,103,514
3.000%	02/15/49	430	316,923
3.625%	02/15/44	8,190	7,008,848
4.250%	02/15/54	11,339	10,346,838
4.250%	08/15/54	11,615	10,609,577
4.375%	11/15/39	7,000	6,858,906
4.375%	08/15/43	28,875	27,530,508
4.500%	02/15/44	22,630	21,869,774
4.625%	02/15/55	3,445	3,354,569
4.750%	02/15/45	3,790	3,770,458
4.750%	11/15/53	7,380	7,315,425
4.750%	05/15/55	220	218,797

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
5.000%	05/15/45	1,490	$1,530,742
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	02/15/50	4,929	2,606,400
0.625%	02/15/43	3,286	2,440,446
0.750%	02/15/42	12,188	9,461,917
0.750%	02/15/45	1,934	1,412,150
1.000%	02/15/46	1,855	1,405,820
1.375%	02/15/44	5,568	4,674,944
1.750%	01/15/34	7,811	7,707,656
U.S. Treasury Notes
0.625%	05/15/30	5,511	4,742,043
1.250%	08/15/31	745	637,324
1.875%	02/15/32	31,995	28,110,607
3.125%	08/31/29	21,146	20,638,826
3.750%	04/30/27	880	879,931
3.750%	05/15/28	2,110	2,113,462
3.750%	06/30/30(k)	49,320	49,200,553
3.750%	08/31/31	5,062	5,014,939
3.875%	09/30/29	11,455	11,508,695
3.875%	06/30/30	3,795	3,809,824
3.875%	08/15/34	53,324	52,082,551
4.000%	07/31/29	121,806	122,957,447
4.000%	02/15/34	7,915	7,834,613
4.125%	11/30/29	14,470	14,683,659
4.250%	01/15/28	4,625	4,685,342
4.250%	11/15/34	13,425	13,471,148
4.250%	05/15/35(h)	1,570	1,572,698
4.375%	12/31/29	15,000	15,375,000
4.500%	03/31/26	1,320	1,323,558
4.500%	11/15/33	38,765	39,824,981
4.875%	10/31/30	16,730	17,563,886
U.S. Treasury Strips Coupon
1.497%(s)	08/15/41	4,494	2,039,022
2.380%(s)	02/15/42(h)(k)	40,000	17,574,942
2.384%(s)	02/15/43	3,505	1,456,087
3.929%(s)	02/15/41	1,150	536,833
4.862%(s)	11/15/41	2,420	1,079,845

TOTAL U.S. TREASURY OBLIGATIONS (cost $736,928,574)			686,673,314

		Shares

COMMON STOCKS — 0.2%
Aerospace & Defense — 0.0%
Incora Intermediate LLC^*		869	17,371

Building Products — 0.0%
SAL TopCo LLC^*		2,403,091	240

Chemicals — 0.1%
Cornerstone Chemical Co.^*		16,552	127,450
TPC Group, Inc.*		52,737	1,255,800
Venator Materials PLC^*(x)		688	137,600

			1,520,850

Consumer Staples Distribution & Retail — 0.0%
ESC NMG Parent LLC^*		956	9,560
Rite Aid Corp.^*		597	—

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Rite Aid Corp., 144A^*	606,000	$1

		9,561

Electric Utilities — 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)^*(x)	14,898	446,940
Keycon Power Holdings LLC^*	26,575	618,666

		1,065,606

Gas Utilities — 0.0%
Ferrellgas Partners LP (Class B Stock)*(x)	3,871	504,453

Metals & Mining — 0.0%
MNK Common Stock*	145	12,325

Oil, Gas & Consumable Fuels — 0.0%
Heritage Power LLC*(x)	22,672	1,286,636
Heritage Power LLC*(x)	997	56,580
Heritage Power LLC^*(x)	26,092	13,046

		1,356,262

Specialty Retail — 0.0%
Claire’s Private Placement^*	795	—

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd. (Jamaica)*(x)	184,508	1,291,556
Intelsat Emergence SA (Luxembourg)* .	19,688	854,459

		2,146,015

TOTAL COMMON STOCKS (cost $6,035,499)		6,632,683

PREFERRED STOCKS — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	75	75,000

Specialty Retail — 0.0%
Claire’s Stores, Inc., CVT^*	864	—

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)^*(x)	12,039	141,620

TOTAL PREFERRED STOCKS (cost $292,226)		216,620

UNAFFILIATED EXCHANGE-TRADED FUNDS — 4.1%
iShares Core U.S. Aggregate Bond ETF	833,615	82,694,608
Vanguard Total Bond Market ETF	1,124,045	82,763,433

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $171,008,514)		165,458,041

	Units	Value

WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26	58,081	$12,894

(cost $0)

TOTAL LONG-TERM INVESTMENTS (cost $4,292,123,909)		4,166,777,476

	Shares

SHORT-TERM INVESTMENTS — 4.1%
AFFILIATED MUTUAL FUNDS — 3.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wa)	73,626,980	73,626,980
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $61,190,053; includes $61,037,291 of cash collateral for securities on loan)(b)(wa)	61,234,469	61,191,604

TOTAL AFFILIATED MUTUAL FUNDS (cost $134,817,033)		134,818,584

UNAFFILIATED FUND — 0.8%
Dreyfus Government Cash Management (7-day effective yield 4.209%) (Institutional Shares)	34,037,041	34,037,041

(cost $34,037,041)
OPTIONS PURCHASED*~ — 0.0%
(cost $90,505)		79,533

TOTAL SHORT-TERM INVESTMENTS (cost $168,944,579)		168,935,158

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—106.6%
(cost $4,461,068,488)		4,335,712,634

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $292,203)		(353,278)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—106.6% (cost $4,460,776,285)		4,335,359,356
Liabilities in excess of other assets(z) — (6.6)%		(269,855,377)

NET ASSETS — 100.0%		$4,065,503,979

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $12,395,297 and 0.3% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,942,854; cash collateral of $61,037,291 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23-07/25/24	$2	$2	0.0%
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	5	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	42,600	141,620	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	224,263	1,291,556	0.1
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	03/29/21	72,750	75,000	0.0
Ferrellgas Partners LP (Class B Stock)*	04/02/19-07/26/24	645,743	504,453	0.0
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 8.375%, 04/01/32	02/04/25	170,000	171,558	0.0
GenOn Energy Holdings, Inc. (Class A Stock)*^	02/28/19	—	446,940	0.0
Heritage Power LLC*	11/21/23	234,788	1,286,636	0.0
Heritage Power LLC*	11/21/23	—	56,580	0.0
Heritage Power LLC*^	11/21/23	13,046	13,046	0.0
Venator Materials PLC*^	07/18/18-10/19/23	1,251,924	137,600	0.0

Total		$2,655,121	$4,124,991	0.1%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	07/14/25	$(1,938)	$(1,606,545)
Federal National Mortgage Assoc.	3.000%	TBA	07/14/25	(14,979)	(12,958,940)
Federal National Mortgage Assoc.	4.000%	TBA	07/14/25	(22,439)	(20,862,140)
Federal National Mortgage Assoc.	4.500%	TBA	07/14/25	(9,711)	(9,287,809)
Federal National Mortgage Assoc.	4.500%	TBA	07/17/25	(2,405)	(2,389,478)
Federal National Mortgage Assoc.	4.500%	TBA	08/13/25	(1,000)	(956,109)
Federal National Mortgage Assoc.	5.500%	TBA	07/14/25	(17,710)	(17,705,948)
Government National Mortgage Assoc.	3.500%	TBA	07/21/25	(1,900)	(1,727,164)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $66,453,984)					$(67,494,133)

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75	17	43	$106

(cost $238)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	26.00	—	EUR	482	$49
Currency Option EUR vs PLN	Call	CITI	07/21/25	5.00	—	EUR	484	2
Currency Option EUR vs TRY	Call	JPM	07/14/25	80.00	—	EUR	478	109
Currency Option EUR vs TRY	Call	JPM	07/24/25	90.00	—	EUR	486	323
Currency Option USD vs BRL	Call	MSI	07/02/25	6.70	—		551	—
Currency Option USD vs BRL	Call	MSI	07/24/25	6.50	—		337	22
Currency Option USD vs CLP	Call	MSI	07/07/25	1,100.00	—		555	—
Currency Option USD vs CNH	Call	DB	09/24/25	7.95	—		6,703	358
Currency Option USD vs COP	Call	MSI	07/10/25	5,000.00	—		551	—
Currency Option USD vs JPY	Call	CITI	07/14/25	155.00	—		555	2
Currency Option USD vs KRW	Call	MSI	07/10/25	1,550.00	—		553	—
Currency Option USD vs KRW	Call	JPM	09/25/25	1,750.00	—		1,571	21
Currency Option USD vs MXN	Call	CITI	07/08/25	22.00	—		555	2
Currency Option USD vs TRY	Call	JPM	07/03/25	70.00	—		276	—
Currency Option USD vs TRY	Call	CITI	07/18/25	99.00	—		278	164
Currency Option USD vs TWD	Call	CITI	07/29/25	32.00	—		1,123	24
Currency Option USD vs ZAR	Call	CITI	07/03/25	21.00	—		276	—
Currency Option EUR vs USD	Put	MSI	07/03/25	1.00	—	EUR	485	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.05	—	EUR	241	—
Currency Option EUR vs USD	Put	MSI	07/17/25	1.05	—	EUR	648	1
Currency Option USD vs BRL	Put	MSI	07/07/25	4.90	—		1,665	—
Currency Option USD vs BRL	Put	MSI	07/10/25	5.00	—		276	—
Currency Option USD vs CNH	Put	DB	09/24/25	7.00	—		6,703	21,669
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		3,177	420
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		874	115
Currency Option USD vs KRW	Put	JPM	09/25/25	1,331.00	—		1,571	23,549
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		562	47
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		562	47
Currency Option USD vs ZAR	Put	CITI	07/29/25	16.00	—		337	7

Total OTC Traded (cost $47,969)								$46,931

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.450%	1,005	$1
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.450%	1,005	9,507
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.60%	CDX.NA.IG.44. V1(Q)	1.00%(Q)	12,740	13,991
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.63%	CDX.NA.IG.44. V1(Q)	1.00%(Q)	9,700	8,997

Total OTC Swaptions (cost $42,298)								$32,496

Total Options Purchased (cost $90,505)								$79,533

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25	9	23	$(5,625)
3 Month SOFR	Put	12/12/25	$96.25	9	23	(3,825)

Total Exchange Traded (premiums received $ 17,088)						$(9,450)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	22.35	—	EUR	482	$(4,770)
Currency Option EUR vs PLN	Call	CITI	07/21/25	4.28	—	EUR	484	(1,584)
Currency Option EUR vs TRY	Call	JPM	07/14/25	48.00	—	EUR	478	(4,711)
Currency Option EUR vs TRY	Call	JPM	07/24/25	49.50	—	EUR	486	(5,614)
Currency Option USD vs BRL	Call	MSI	07/02/25	5.70	—		551	—
Currency Option USD vs BRL	Call	MSI	07/24/25	5.65	—		337	(1,094)
Currency Option USD vs CLP	Call	MSI	07/07/25	940.00	—		555	(1,811)
Currency Option USD vs CNH	Call	DB	09/24/25	7.25	—		6,703	(15,433)
Currency Option USD vs COP	Call	MSI	07/10/25	4,300.00	—		551	(274)
Currency Option USD vs JPY	Call	CITI	07/14/25	145.00	—		555	(2,475)
Currency Option USD vs KRW	Call	MSI	07/10/25	1,390.00	—		553	(336)
Currency Option USD vs KRW	Call	JPM	09/25/25	1,385.00	—		1,571	(15,106)
Currency Option USD vs MXN	Call	CITI	07/08/25	19.40	—		555	(299)
Currency Option USD vs TRY	Call	JPM	07/03/25	41.00	—		276	(93)
Currency Option USD vs TRY	Call	CITI	07/18/25	42.00	—		278	(1,419)
Currency Option USD vs TWD	Call	CITI	07/29/25	29.15	—		1,123	(9,114)
Currency Option USD vs ZAR	Call	CITI	07/03/25	18.20	—		276	(19)
Currency Option EUR vs USD	Put	MSI	07/03/25	1.14	—	EUR	485	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.14	—	EUR	241	(10)
Currency Option EUR vs USD	Put	MSI	07/17/25	1.14	—	EUR	648	(273)
Currency Option USD vs BRL	Put	MSI	07/07/25	6.00	—		1,665	(173,033)
Currency Option USD vs BRL	Put	MSI	07/10/25	5.50	—		276	(3,958)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		2,021	(35,091)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		281	(850)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		281	(850)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		281	(2,018)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		281	(2,018)
Currency Option USD vs ZAR	Put	CITI	07/29/25	17.70	—		337	(3,939)

Total OTC Traded (premiums received $ 215,473)								$(286,192)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/4.450%	3.21%(A)	2,010	$(6,321)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.53%	CDX.NA.IG.44. V1(Q)	1.00%(Q)	12,740	(19,931)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.55%	CDX.NA.IG.44. V1(Q)	1.00%(Q)	9,700	(21,893)
CDX.NA.HY.44.V1, 06/20/30	Put	GSI	07/16/25	$99.00	5.00%(Q)	CDX.NA.HY.44.V1(Q)	1,590	(580)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	07/16/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	8,000	(615)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	12,740	(5,176)

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.88%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	9,700	$(3,120)

Total OTC Swaptions (premiums received $59,642)								$(57,636)

Total Options Written (premiums received $292,203)								$(353,278)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
482	2 Year U.S. Treasury Notes	Sep. 2025	$100,267,297	$360,190
460	5 Year U.S. Treasury Notes	Sep. 2025	50,140,000	545,817
1,108	10 Year U.S. Treasury Notes	Sep. 2025	124,234,500	2,641,177
495	10 Year U.S. Ultra Treasury Notes	Sep. 2025	56,561,487	967,082
716	20 Year U.S. Treasury Bonds	Sep. 2025	82,675,625	2,580,514
75	30 Year UMBS TBA – 5.5% Coupon	Aug. 2025	7,491,797	41,225
260	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	30,972,500	1,011,618

				8,147,623

Short Positions:
45	5 Year Euro-Bobl	Sep. 2025	6,237,952	17,394
108	5 Year U.S. Treasury Notes	Sep. 2025	11,772,000	(146,127)
13	10 Year Euro-Bund	Sep. 2025	1,993,033	10,306
107	10 Year U.S. Treasury Notes	Sep. 2025	11,997,375	(126,573)
4	10 Year U.S. Ultra Treasury Notes	Sep. 2025	457,063	(7,256)
151	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	17,987,875	(828,322)
6	Euro Schatz Index	Sep. 2025	758,011	1,090

				(1,079,488)

				$7,068,135

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/25	GSI	BRL	20,676	$3,629,196	$3,803,652	$174,456	$—
Expiring 08/04/25	GSI	BRL	17,614	3,177,280	3,213,900	36,620	—
Chilean Peso,
Expiring 09/17/25	DB	CLP	313,073	337,000	335,994	—	(1,006)
Euro,
Expiring 07/22/25	BOA	EUR	243	278,000	287,011	9,011	—
Expiring 07/22/25	CITI	EUR	497	562,168	586,340	24,172	—
Expiring 07/22/25	CITI	EUR	478	551,000	564,157	13,157	—
Expiring 07/22/25	CITI	EUR	254	290,000	299,746	9,746	—
Expiring 07/22/25	CITI	EUR	243	277,639	286,682	9,043	—
Expiring 07/22/25	DB	EUR	245	280,000	289,555	9,555	—
Expiring 07/22/25	DB	EUR	240	276,000	282,780	6,780	—
Expiring 07/22/25	MSI	EUR	2,789	3,168,205	3,290,056	121,851	—
Expiring 07/22/25	MSI	EUR	497	563,828	586,340	22,512	—
Hungarian Forint,
Expiring 07/22/25	BARC	HUF	111,467	309,034	328,166	19,132	—

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 08/29/25	HSBC	INR	86,994	$1,010,500	$1,012,146	$1,646	$—
Expiring 09/17/25	CITI	INR	230,306	2,672,503	2,677,324	4,821	—
Indonesian Rupiah,
Expiring 09/17/25	CITI	IDR	1,803,896	109,000	111,385	2,385	—
Expiring 09/17/25	HSBC	IDR	63,293,724	3,875,798	3,908,210	32,412	—
Expiring 09/17/25	HSBC	IDR	17,126,025	1,050,000	1,057,484	7,484	—
Japanese Yen,
Expiring 07/22/25	BARC	JPY	117,587	832,673	818,671	—	(14,002)
Expiring 07/22/25	BOA	JPY	27,330	189,000	190,276	1,276	—
Expiring 07/22/25	GSI	JPY	29,900	204,000	208,169	4,169	—
Expiring 07/22/25	HSBC	JPY	50,771	356,000	353,479	—	(2,521)
Mexican Peso,
Expiring 09/17/25	HSBC	MXN	22,847	1,175,816	1,207,463	31,647	—
New Taiwanese Dollar,
Expiring 09/17/25	MSI	TWD	19,553	677,000	684,465	7,465	—
Peruvian Nuevo Sol,
Expiring 09/17/25	CITI	PEN	1,683	466,800	474,060	7,260	—
Expiring 09/17/25	CITI	PEN	1,224	341,874	344,794	2,920	—
Expiring 09/17/25	CITI	PEN	648	179,718	182,579	2,861	—
Expiring 09/17/25	CITI	PEN	610	170,282	171,707	1,425	—
Expiring 09/17/25	CITI	PEN	555	155,400	156,307	907	—
Expiring 09/17/25	MSI	PEN	2,867	786,075	807,622	21,547	—
Philippine Peso,
Expiring 09/17/25	BOA	PHP	33,513	584,955	594,072	9,117	—
Expiring 09/17/25	BOA	PHP	26,693	464,250	473,189	8,939	—
Expiring 09/17/25	HSBC	PHP	94,334	1,685,735	1,672,235	—	(13,500)
Expiring 09/17/25	HSBC	PHP	46,604	807,795	826,132	18,337	—
South African Rand,
Expiring 09/17/25	BARC	ZAR	22,652	1,270,551	1,272,175	1,624	—
South Korean Won,
Expiring 09/17/25	CITI	KRW	2,511,497	1,849,000	1,865,227	16,227	—
Thai Baht,
Expiring 09/17/25	CITI	THB	10,213	313,000	316,039	3,039	—
Turkish Lira,
Expiring 07/09/25	HSBC	TRY	77,931	1,912,528	1,942,387	29,859	—
Expiring 07/23/25	HSBC	TRY	20,393	498,000	502,175	4,175	—
Expiring 07/23/25	HSBC	TRY	18,848	460,000	464,128	4,128	—

				$37,797,603	$38,448,279	681,705	(31,029)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/25	GSI	BRL	17,614	$3,201,418	$3,240,407	$—	$(38,989)
Expiring 07/02/25	HSBC	BRL	3,062	551,000	563,245	—	(12,245)
British Pound,
Expiring 07/22/25	DB	GBP	2,506	3,315,618	3,440,224	—	(124,606)
Chinese Renminbi,
Expiring 09/17/25	HSBC	CNH	49,696	6,970,219	6,986,368	—	(16,149)
Czech Koruna,
Expiring 07/22/25	CITI	CZK	14,196	646,320	676,799	—	(30,479)
Expiring 07/22/25	MSI	CZK	12,990	579,000	619,299	—	(40,299)

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 07/22/25	GSI	EUR	218	$244,000	$257,136	$—	$(13,136)
Expiring 07/22/25	GSI	EUR	201	226,000	237,364	—	(11,364)
Expiring 07/22/25	HSBC	EUR	11,754	12,933,298	13,866,904	—	(933,606)
Expiring 07/22/25	HSBC	EUR	380	434,000	448,323	—	(14,323)
Expiring 07/22/25	JPM	EUR	1,078	1,215,000	1,271,300	—	(56,300)
Expiring 07/22/25	JPM	EUR	718	843,311	847,007	—	(3,696)
Expiring 07/22/25	MSI	EUR	2,626	2,948,499	3,098,046	—	(149,547)
Expiring 07/22/25	SSB	EUR	12,390	14,187,830	14,617,023	—	(429,193)
Expiring 07/22/25	TD	EUR	12,086	13,812,178	14,258,278	—	(446,100)
Indian Rupee,
Expiring 09/17/25	JPM	INR	125,947	1,446,000	1,464,149	—	(18,149)
Japanese Yen,
Expiring 07/22/25	CITI	JPY	35,045	246,000	243,996	2,004	—
Expiring 07/22/25	DB	JPY	34,247	242,000	238,435	3,565	—
Mexican Peso,
Expiring 09/17/25	BOA	MXN	8,276	425,950	437,377	—	(11,427)
Expiring 09/17/25	DB	MXN	8,267	425,950	436,895	—	(10,945)
Expiring 09/17/25	DB	MXN	7,015	365,100	370,741	—	(5,641)
Expiring 09/17/25	MSI	MXN	5,329	278,000	281,624	—	(3,624)
New Taiwanese Dollar,
Expiring 09/17/25	CITI	TWD	97,092	3,305,798	3,398,760	—	(92,962)
Singapore Dollar,
Expiring 09/17/25	BOA	SGD	2,478	1,941,596	1,960,008	—	(18,412)
Expiring 09/17/25	GSI	SGD	2,544	1,991,240	2,012,234	—	(20,994)
Expiring 09/17/25	MSI	SGD	1,262	980,760	997,896	—	(17,136)
South African Rand,
Expiring 09/17/25	GSI	ZAR	6,954	384,000	390,567	—	(6,567)
South Korean Won,
Expiring 09/17/25	MSI	KRW	4,899,246	3,643,132	3,638,549	4,583	—
Thai Baht,
Expiring 09/17/25	HSBC	THB	110,504	3,419,483	3,419,457	26	—

				$81,202,700	$83,718,411	10,178	(2,525,889)

						$691,883	$(2,556,918)

Cross currency exchange contracts outstanding at June 30, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/22/25	Buy	EUR	183	JPY	29,354	$11,552	$—	MSI
07/22/25	Buy	EUR	486	PLN	2,078	—	(2,825)	CITI
07/22/25	Buy	JPY	29,504	EUR	183	—	(10,505)	CITI
07/22/25	Buy	JPY	59,065	EUR	366	—	(20,617)	MSI
07/22/25	Buy	PLN	2,499	EUR	578	11,005	—	BNP

						$22,557	$(33,947)

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,235	$(34,010)	$(22,664)	$(11,346)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos^	03/23/26	4.100%(Q)	1,030	*	$7,045	$—	$7,045	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)	1,603	*	24,302	—	24,302	GSI
SoftBank Group Corp.	06/20/26	1.000%(Q)	855	1.490%	(3,734)	(4,089)	355	GSI

					$27,613	$(4,089)	$31,702

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	82,779	$(1,282,618)	$(1,858,649)	$(576,031)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest rate swap agreements outstanding at June 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	825	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.217%	$36,002	$182,547	$146,545
	31,020	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(69,367)	(69,367)
	24,725	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(163,120)	(163,120)
	1,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.450%	304	(20,778)	(21,082)
	8,385	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.450%	1,947	148,192	146,245
	5,215	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.450%	(5,545)	(160,471)	(154,926)
	12,700	05/31/29	3.704%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(134,985)	(134,985)
	7,695	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.450%	—	15,712	15,712
	18,090	03/19/45	4.160%(A)	1 Day SOFR(1)(A)/ 4.450%	(35,258)	(474,640)	(439,382)
	2,105	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.450%	(14,897)	(58,428)	(43,531)
	7,469	03/15/53	2.970%(A)	1 Day SOFR(1)(A)/ 4.450%	4,179	1,249,852	1,245,673
	6,785	09/20/53	3.590%(A)	1 Day SOFR(1)(A)/ 4.450%	27,427	444,831	417,404
	1,920	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.450%	876,417	862,014	(14,403)
	8,815	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.450%	128,917	203,687	74,770
	1,865	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.450%	14,471	71,514	57,043
	5,865	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.450%	—	112,216	112,216

					$1,033,964	$2,208,776	$1,174,812

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.910%	JPM	09/19/25	(6,396)	$(26,270)	$—	$(26,270)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 4.510%	JPM	08/13/25	27,880	(164,950)	—	(164,950)

					$(191,220)	$—	$(191,220)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(26,753)	$31,702	$(202,566)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$ —	$ 2,016,725
GS	—	2,330,447

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$ —	$ 3,405,472
MLC	1,836,000	5,531,274
Total	$1,836,000	$13,283,918

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$79,414,875	$—	$—
Asset-Backed Securities
Automobiles	—	97,704,770	—
Collateralized Debt Obligation.	—	305,352	—
Collateralized Loan Obligations	—	194,973,876	—
Consumer Loans.	—	48,622,530	—
Credit Cards.	—	14,380,370	—
Equipment	—	10,199,411	—
Home Equity Loans	—	6,400,683	—
Manufactured Housing	—	2,838,410	—
Other	—	91,871,623	3,400,000
Residential Mortgage-Backed Securities	—	9,041,416	2,082,514
Student Loans	—	5,264,109	—
Commercial Mortgage-Backed Securities	—	249,724,930	—
Convertible Bonds.	—	85,682	—
Corporate Bonds	—	1,072,184,245	376,820
Floating Rate and Other Loans.	—	308,062	1,827,075
Municipal Bonds	—	14,145,535	—
Residential Mortgage-Backed Securities	—	257,252,215	3,090,047
Sovereign Bonds.	—	43,348,523	—
U.S. Government Agency Obligations	—	1,098,940,851	—
U.S. Treasury Obligations	—	686,673,314	—
Common Stocks	—	5,261,809	1,370,874
Preferred Stocks	—	—	216,620
Unaffiliated Exchange-Traded Funds	165,458,041	—	—
Warrants	—	12,894	—
Short-Term Investments
Affiliated Mutual Funds.	134,818,584	—	—
Unaffiliated Fund	34,037,041	—	—
Options Purchased	106	79,427	—

Total	$413,728,647	$3,909,620,037	$12,363,950

Liabilities
Options Written	$(9,450)	$(343,828)	$—

Other Financial Instruments*
Assets
Futures Contracts	$8,176,413	$—	$—
OTC Forward Foreign Currency Exchange Contracts.	—	691,883	—
OTC Cross Currency Exchange Contracts	—	22,557	—

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Credit Default Swap Agreements	$—	$—	$31,347
Centrally Cleared Interest Rate Swap Agreements	—	2,215,608	—

Total	$8,176,413	$2,930,048	$31,347

Liabilities
Forward Commitment Contracts	$—	$(67,494,133)	$—
Futures Contracts	(1,108,278)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,556,918)	—
OTC Cross Currency Exchange Contracts	—	(33,947)	—
Centrally Cleared Credit Default Swap Agreement	—	(576,031)	—
OTC Credit Default Swap Agreements	—	(37,744)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,040,796)	—
OTC Total Return Swap Agreements	—	(191,220)	—

Total	$(1,108,278)	$(71,930,789)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

U.S. Government Agency Obligations	27.0%
U.S. Treasury Obligations	16.9
Banks	8.2
Residential Mortgage-Backed Securities	6.7
Commercial Mortgage-Backed Securities	6.1
Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	5.3
Collateralized Loan Obligations	4.8
Unaffiliated Exchange-Traded Funds	4.1
Electric	3.5
Automobiles	2.4
Other	2.3
Pipelines	1.4
Consumer Loans	1.2
Oil & Gas	1.2
Diversified Financial Services	1.1
Sovereign Bonds	1.1
Healthcare-Services	0.9
Unaffiliated Fund	0.8
Insurance	0.7
Media	0.7
Real Estate Investment Trusts (REITs)	0.7
Aerospace & Defense	0.6
Semiconductors	0.6
Foods	0.6
Pharmaceuticals	0.5
Telecommunications	0.5
Software	0.4
Agriculture	0.4
Chemicals	0.4
Credit Cards	0.4
Municipal Bonds	0.3
Computers	0.3
Auto Manufacturers	0.3

Retail	0.3%
Gas	0.3
Mining	0.3
Equipment	0.2
Healthcare-Products	0.2
Commercial Services	0.2
Biotechnology	0.2
Airlines	0.2
Packaging & Containers	0.2
Machinery-Diversified	0.2
Home Equity Loans	0.2
Student Loans	0.1
Internet	0.1
Auto Parts & Equipment	0.1
Entertainment	0.1
Trucking & Leasing	0.1
Beverages	0.1
Machinery-Construction & Mining	0.1
Manufactured Housing	0.1
Environmental Control	0.1
Engineering & Construction	0.1
Transportation	0.1
Investment Companies	0.1
Wireless Telecommunication Services	0.1
Building Materials	0.1
Home Builders	0.1
Cosmetics/Personal Care	0.1
Holding Companies-Diversified	0.1
Iron/Steel	0.0	*
Leisure Time	0.0	*
Apparel	0.0	*
Miscellaneous Manufacturing	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Lodging	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Electric Utilities	0.0	*%
Real Estate	0.0	*
Savings & Loans	0.0	*
Electronics	0.0	*
Oil & Gas Services	0.0	*
Gas Utilities	0.0	*
Housewares	0.0	*
Multi-National	0.0	*
Coal	0.0	*
Collateralized Debt Obligation	0.0	*
Distribution/Wholesale	0.0	*
Options Purchased	0.0	*
Electronic Equipment, Instruments & Components	0.0	*

Interactive Media & Services	0.0	*%
Metals & Mining	0.0	*
Consumer Staples Distribution & Retail	0.0	*
Textiles	0.0	*
Building Products	0.0	*
Specialty Retail	0.0	*

	106.6
Options Written	(0.0	)*
Liabilities in excess of other assets	(6.6)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Due from/to broker-variation margin swaps	$576,031	*

Credit contracts	—	—		Premiums received for OTC swap agreements	26,753

Credit contracts	Unaffiliated investments	22,988		Options written outstanding, at value	51,315

Credit contracts	Unrealized appreciation on OTC swap agreements	31,702		Unrealized depreciation on OTC swap agreements	11,346

Foreign exchange contracts	Unaffiliated investments	46,931		Options written outstanding, at value	286,192

Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	22,557		Unrealized depreciation on OTC cross currency exchange contracts	33,947

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	691,883		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,556,918

Interest rate contracts	Due from/to broker-variation margin futures	8,176,413	*	Due from/to broker-variation margin futures	1,108,278	*

Interest rate contracts	Due from/to broker-variation margin swaps and swaptions	2,215,608	*	Due from/to broker-variation margin swaps and swaptions	1,040,796	*

Interest rate contracts	Unaffiliated investments	9,614		Options written outstanding, at value	15,771

Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	191,220

		$11,217,696			$5,898,567

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(55,857)	$140,225	$—	$—	$595,886
Foreign exchange contracts	(61,668)	442,655	—	(1,992,030)	—
Interest rate contracts	(2,465)	20,131	(9,307,739)	—	(6,270,856)

Total	$(119,990)	$603,011	$(9,307,739)	$(1,992,030)	$(5,674,970)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$9,628	$(16,461)	$—	$—	$(888,327)
Foreign exchange contracts	(12,456)	(87,247)	—	(3,580,282)	—
Interest rate contracts	(15,580)	37,624	10,068,227	—	5,809,005

Total	$(18,408)	$(66,084)	$10,068,227	$(3,580,282)	$4,920,678

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 87,211
Options Written (2)	103,700,623
Futures Contracts - Long Positions (2)	419,834,239
Futures Contracts - Short Positions (2)	116,306,301
Forward Foreign Currency Exchange Contracts - Purchased (3)	37,434,752
Forward Foreign Currency Exchange Contracts - Sold (3)	79,465,493
Cross Currency Exchange Contracts (4)	681,075
Interest Rate Swap Agreements (2)	178,154,982
Credit Default Swap Agreements - Buy Protection (2)	54,503,103
Credit Default Swap Agreements - Sell Protection (2)	12,560,360
Total Return Swap Agreements (2)	53,063,562

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$59,942,854	$(59,942,854)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$20,756	$(48,012)	$(27,256)	$22,408	$(4,848)
BNP	11,005	—	11,005	—	11,005
BOA	28,343	(29,839)	(1,496)	—	(1,496)
CITI	100,168	(155,630)	(55,462)	—	(55,462)
DB	51,434	(163,952)	(112,518)	—	(112,518)
GSI	246,947	(96,334)	150,613	—	150,613
HSBC	129,714	(992,344)	(862,630)	688,059	(174,571)
JPM	47,526	(380,100)	(332,574)	332,574	—
MSI	189,676	(422,508)	(232,832)	210,000	(22,832)
SSB	—	(429,193)	(429,193)	352,605	(76,588)
TD	—	(446,100)	(446,100)	304,925	(141,175)

	$825,569	$(3,164,012)	$(2,338,443)	$1,910,571	$(427,872)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $59,942,854:
Unaffiliated investments (cost $4,249,251,455)	$4,121,479,175
Affiliated investments (cost $211,817,033)	214,233,459
Cash segregated for counterparty — OTC	210,000
Cash	1,769,181
Foreign currency, at value (cost $654,015)	664,935
Receivable for investments sold	85,389,697
Dividends and interest receivable	29,175,238
Receivable for Portfolio shares sold	20,224,860
Deposit with broker for centrally cleared/exchange-traded derivatives	1,836,000
Due from broker-variation margin futures	1,517,468
Unrealized appreciation on OTC forward foreign currency exchange contracts	691,883
Tax reclaim receivable	82,762
Unrealized appreciation on OTC swap agreements	31,702
Unrealized appreciation on OTC cross currency exchange contracts	22,557

Total Assets	4,477,328,917

LIABILITIES
Payable for investments purchased	278,281,596
Forward commitment contracts, at value (proceeds receivable $66,453,984)	67,494,133
Payable to broker for collateral for securities on loan	61,037,291
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,556,918
Accrued expenses and other liabilities	799,892
Management fee payable.	557,620
Options written outstanding, at value (premiums received $292,203)	353,278
Due to broker-variation margin swaps	303,217
Unrealized depreciation on OTC swap agreements	202,566
Distribution fee payable	165,678
Unrealized depreciation on OTC cross currency exchange contracts	33,947
Premiums received for OTC swap agreements	26,753
Payable to affiliate	8,899
Payable for Portfolio shares purchased	2,194
Affiliated transfer agent fee payable	956

Total Liabilities	411,824,938

NET ASSETS	$4,065,503,979

Net assets were comprised of:
Partners’ Equity	$4,065,503,979

Net asset value and redemption price per share, $4,065,503,979 / 291,478,858 outstanding shares of beneficial interest	$13.95

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$88,249,986
Unaffiliated dividend income (net of $22 foreign withholding tax)	2,658,331
Affiliated dividend income	1,287,071
Income from securities lending, net (including affiliated income of $50,596)	51,256

Total income	92,246,644

EXPENSES
Management fee	8,241,977
Distribution fee	4,995,137
Custodian and accounting fees	200,220
Audit fee	55,192
Trustees’ fees	35,991
Professional fees	24,956
Shareholders’ reports	8,706
Transfer agent’s fees and expenses (including affiliated expense of $3,550)	4,549
Miscellaneous	81,188

Total expenses	13,647,916

NET INVESTMENT INCOME (LOSS)	78,598,728

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(8,148))	(16,962,359)
Futures transactions	(9,307,739)
Forward and cross currency contract transactions	(1,992,030)
Options written transactions	603,011
Swap agreements transactions	(5,674,970)
Foreign currency transactions	(364,458)

(33,698,545)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,416,426)	99,420,802
Futures	10,068,227
Forward and cross currency contracts	(3,580,282)
Options written	(66,084)
Swap agreements	4,920,678
Foreign currencies	279,001

111,042,342

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	77,343,797

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$155,942,525

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$78,598,728	$152,863,518
Net realized gain (loss) on investment and foreign currency transactions	(33,698,545)	(52,930,361)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	111,042,342	(42,337,943)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	155,942,525	57,595,214

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [9,128,879 and 22,889,158 shares, respectively]	125,227,542	304,066,765
Net asset value of shares issued in merger [37,993,531 and 0 shares, respectively]	514,812,343	—
Portfolio shares purchased [38,629,848 and 40,855,617 shares, respectively]	(528,755,831)	(543,694,992)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	111,284,054	(239,628,227)

TOTAL INCREASE (DECREASE)	267,226,579	(182,033,013)
NET ASSETS:
Beginning of period	3,798,277,400	3,980,310,413

End of period	$4,065,503,979	$3,798,277,400

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.42		$13.23	$12.44	$14.86	$15.20	$14.06

Income (Loss) From Investment Operations:
Net investment income (loss)	0.27		0.52	0.47	0.34	0.25	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26		(0.33)	0.32	(2.76)	(0.59)	0.79

Total from investment operations	0.53		0.19	0.79	(2.42)	(0.34)	1.14

Net Asset Value, end of period	$13.95		$13.42	$13.23	$12.44	$14.86	$15.20

Total Return(b)	3.87%		1.44%	6.35%	(16.29)%	(2.24)%	8.11%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,066		$3,798	$3,980	$3,882	$2,303	$4,312
Average net assets (in millions)	$4,029		$3,916	$3,860	$4,299	$3,366	$3,729
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68	%(d)	0.68%	0.68%	0.69%	0.77%	0.77%
Expenses before waivers and/or expense reimbursement	0.68	%(d)	0.71%	0.72%	0.73%	0.77%	0.77%
Net investment income (loss)	3.93	%(d)	3.90%	3.73%	2.57%	1.68%	2.40%
Portfolio turnover rate(e)(f)	93%		266%	315%	408%	106%	234%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS — 59.9%
Banco Bilbao Vizcaya Argentaria
4.39%, dated 06/30/25, due 07/01/25 in the amount of $35,004,268 collateralized by U.S. Treasury Securities (coupon rates 3.375%-4.625%, maturity dates 12/31/26-09/30/28) with the aggregate value, including accrued interest, of $35,704,410		35,000	$35,000,000
Bank of Nova Scotia
4.4%, dated 06/30/25, due 07/01/25 in the amount of $40,004,889 collateralized by FHLMC (coupon rate 6.500%, maturity date 12/01/54) and U.S. Treasury Securities (coupon rate 0.000%, maturity dates 08/07/25-11/13/25) with the aggregate value, including accrued interest, of $40,805,048		40,000	40,000,000
Clear Street LLC
4.44%, dated 06/30/25, due 07/01/25 in the amount of $43,005,303 collateralized by FHLMC (coupon rates 3.000%-6.500%, maturity dates 08/01/51-07/01/55) and FNMA (coupon rates 4.500%-6.000%, maturity dates 09/01/52-06/01/55) with the aggregate value, including accrued interest, of $43,865,410		43,000	43,000,000
Credit Agricole Corporate & Investment Bank
4.33%, dated 06/20/25, due 08/01/25 in the amount of $7,035,362 collateralized by U.S. Treasury Securities (coupon rate 3.500%, maturity date 01/31/28) with the aggregate value, including accrued interest, of $7,140,032		7,000	7,000,000
4.33%, dated 06/23/25, due 07/23/25 in the amount of $30,108,250 collateralized by U.S. Treasury Securities (coupon rate 4.125%, maturity date 10/31/29) with the aggregate value, including accrued interest, of $30,600,018		30,000	30,000,000
ING Financial Markets LLC
4.4%, dated 06/30/25, due 07/01/25 in the amount of $50,006,111 collateralized by FHLMC (coupon rate 4.500%, maturity date 08/01/52) with the aggregate value, including accrued interest, of $51,000,001		50,000	50,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
Natixis
4.33%, dated 06/20/25, due 07/31/25 in the amount of $55,271,226 collateralized by FHLMC (coupon rates 3.500%-6.500%, maturity dates 10/01/47-05/01/55), FNMA (coupon rates 2.000%-6.000%, maturity dates 11/01/36-06/01/55) and U.S. Treasury Securities (coupon rate 3.000%, maturity date 08/15/52) with the aggregate value, including accrued interest, of $56,100,048		55,000	$55,000,000
NatWest Markets Securities, Inc.
4.33%, dated 06/24/25, due 07/01/25 in the amount of $40,033,678 collateralized by U.S. Treasury Securities (coupon rate 3.875%, maturity date 08/15/34) with the aggregate value, including accrued interest, of $40,834,361		40,000	40,000,000
4.39%, dated 06/30/25, due 07/01/25 in the amount of $25,003,049 collateralized by U.S. Treasury Securities (coupon rate 4.125%, maturity date 02/29/32) with the aggregate value, including accrued interest, of $25,503,172		25,000	25,000,000
RBC Dominion Securities, Inc.
4.4%, dated 06/30/25, due 07/01/25 in the amount of $44,811,476 collateralized by FHLMC (coupon rates 2.000%-7.500%, maturity dates 12/01/31-01/01/55), FNMA (coupon rates 3.000%-7.000%, maturity dates 11/01/29-04/01/55), GNMA (coupon rates 3.500%-6.500%, maturity dates 01/20/41-05/20/55) and U.S. Treasury Securities (coupon rates 0.000%-4.500%, maturity dates 07/01/25-11/15/54) with the aggregate value, including accrued interest, of $45,702,120		44,806	44,806,000
SMBC Nikko Securities America, Inc.
4.4%, dated 06/30/25, due 07/01/25 in the amount of $10,001,222 collateralized by FHLMC (coupon rates 2.500%-5.500%, maturity dates 03/01/52-05/01/55), FNMA (coupon rates 3.500%-5.500%, maturity dates 06/01/33-05/01/48) and U.S. Treasury Securities (coupon rates 0.625%-4.625%, maturity dates 01/15/26-05/15/43) with the aggregate value, including accrued interest, of $10,201,286		10,000	10,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
TD Securities (USA) LLC
4.41%, dated 06/30/25, due 07/01/25 in the amount of $30,003,675 collateralized by U.S. Treasury Securities (coupon rates 2.625%-4.125%, maturity dates 01/31/26-01/31/27) with the aggregate value, including accrued interest, of $30,600,065		30,000	$30,000,000
Wells Fargo Securities LLC
4.31%, dated 06/24/25, due 07/01/25 in the amount of $40,033,522 collateralized by FNMA (coupon rates 2.000%-6.000%, maturity dates 03/01/49-06/01/55) with the aggregate value, including accrued interest, of $40,834,193		40,000	40,000,000
4.4%, dated 06/30/25, due 07/01/25 in the amount of $30,003,667 collateralized by GNMA (coupon rates 2.000%-7.000%, maturity dates 04/20/29-06/20/55) with the aggregate value, including accrued interest, of $30,603,740		30,000	30,000,000

TOTAL REPURCHASE AGREEMENTS (cost $479,806,000)			479,806,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.5%
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
4.430%(c)	07/02/25	5,000	5,000,000
4.430%(c)	07/29/25	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)
4.435%(c)	07/23/25	5,000	5,000,000
4.435%(c)	06/18/26	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
4.450%(c)	07/02/26	4,000	4,000,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
4.450%(c)	08/26/25	5,800	5,800,000
4.450%(c)	10/05/26	3,000	3,000,000
Federal Farm Credit Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)
4.455%(c)	08/28/25	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)
4.460%(c)	08/12/26	2,000	2,000,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)
4.470%(c)	11/21/25	5,000	5,000,000
4.470%(c)	01/08/26	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)
4.475%(c)	12/29/25	5,000	5,000,000
4.475%(c)	03/20/26	2,000	2,000,000
4.475%(c)	05/15/26	4,000	4,000,000
Federal Farm Credit Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
4.480%(c)	08/26/25	5,000	5,000,305
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
4.490%(c)	02/25/26	6,000	5,999,982
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)
4.495%(c)	01/08/26	5,000	5,000,600
4.495%(c)	02/23/26	2,000	2,000,000
Federal Farm Credit Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)
4.510%(c)	05/08/26	3,000	3,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank, SOFR + 0.155% (Cap N/A, Floor 0.000%)
4.545%(c)	09/05/25	5,000	$5,000,741
Federal Farm Credit Bank, US Federal Funds Effective Rate + 0.115% (Cap N/A, Floor 0.000%)
4.445%(c)	12/26/25	8,000	8,000,439
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)
4.400%(c)	09/10/25	4,000	4,000,000
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
4.440%(c)	08/08/25	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)
4.450%(c)	08/19/25	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
4.480%(c)	07/24/26	2,000	2,000,000
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)
4.490%(c)	02/13/26	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.115% (Cap N/A, Floor 0.000%)
4.505%(c)	07/10/25	8,000	8,000,000
Federal Home Loan Bank, SOFR + 0.140% (Cap N/A, Floor 0.000%)
4.530%(c)	07/16/26	3,500	3,500,094
Federal Home Loan Mortgage Corp., SOFR + 0.090% (Cap N/A, Floor 0.000%)
4.480%(c)	01/26/26	9,250	9,250,636
Federal Home Loan Mortgage Corp., SOFR + 0.100% (Cap N/A, Floor
0.000%)
4.490%(c)	02/09/26	5,000	5,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $139,552,797)			139,552,797

U.S. TREASURY OBLIGATIONS — 23.9%
U.S. Treasury Bills
4.181%(n)	09/18/25	14,000	13,874,217
4.186%(n)	11/06/25	4,000	3,941,703
4.187%(n)	09/04/25	7,000	6,948,174
4.187%(n)	09/11/25	6,750	6,694,643
4.227%(n)	08/28/25	4,000	3,973,317
4.233%(n)	07/10/25	9,000	8,990,599
4.240%(n)	07/15/25	8,000	7,986,992
4.240%(n)	07/22/25	16,000	15,960,974
4.244%(n)	10/30/25	9,500	9,368,857
4.253%(n)	08/05/25	7,000	6,971,451
4.254%(n)	10/28/25	13,000	12,819,836
4.257%(n)	07/17/25	7,000	6,987,025
4.269%(n)	08/26/25	8,000	7,947,609
4.290%(n)	10/14/25	7,000	6,913,607
4.295%(n)	10/21/25	9,000	8,881,420
4.313%(n)	08/21/25	4,200	4,174,888
4.344%(n)	08/12/25	11,250	11,193,630
4.418%(n)	08/07/25	12,000	11,945,796
4.468%(n)	08/19/25	13,500	13,418,460
U.S. Treasury Floating Rate Note, US Treasury 3 Month Bill Money Market Yield + 0.150% (Cap N/A, Floor 0.000%)
4.431%(c)	04/30/26	6,000	6,002,704
U.S. Treasury Floating Rate Note, US Treasury 3 Month Bill Money Market Yield + 0.170% (Cap N/A, Floor 0.000%)
4.451%(c)	10/31/25	4,000	4,000,783
U.S. Treasury Floating Rate Note, US Treasury 3 Month Bill Money Market Yield + 0.182% (Cap N/A, Floor 0.000%)
4.463%(c)	07/31/26	6,000	6,005,652

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Floating Rate Note, US Treasury 3 Month Bill Money Market Yield + 0.245% (Cap N/A, Floor 0.000%)
4.526%(c)	01/31/26	6,500	$6,506,822

TOTAL U.S. TREASURY OBLIGATIONS (cost $191,509,159)			191,509,159

TOTAL INVESTMENTS—101.3% (cost $810,867,956)			810,867,956
Liabilities in excess of other assets — (1.3)%			(10,207,902)

NET ASSETS — 100.0%			$800,660,054

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$479,806,000	$—
U.S. Government Agency Obligations	—	139,552,797	—
U.S. Treasury Obligations	—	191,509,159	—

Total	$—	$810,867,956	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Repurchase Agreements	59.9%
U.S. Treasury Obligations	23.9
U.S. Government Agency Obligations	17.5

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Banco Bilbao Vizcaya Argentaria	$35,000,000	$(35,000,000)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Bank of Nova Scotia	$40,000,000	$(40,000,000)	$—
Repurchase Agreement	Clear Street LLC	43,000,000	(43,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	37,000,000	(37,000,000)	—
Repurchase Agreement	ING Financial Markets LLC	50,000,000	(50,000,000)	—
Repurchase Agreement	Natixis	55,000,000	(55,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	65,000,000	(65,000,000)	—
Repurchase Agreement	RBC Dominion Securities, Inc.	44,806,000	(44,806,000)	—
Repurchase Agreement	SMBC Nikko Securities America, Inc.	10,000,000	(10,000,000)	—
Repurchase Agreement	TD Securities (USA) LLC	30,000,000	(30,000,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	70,000,000	(70,000,000)	—

		$479,806,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value:
Repurchase Agreements (cost $479,806,000)	$479,806,000
Unaffiliated investments (cost $331,061,956)	331,061,956
Cash	525
Receivable for investments sold	13,956,336
Interest receivable	1,179,358
Receivable for Portfolio shares sold	88,053
Prepaid expenses	1,200

Total Assets	826,093,428

LIABILITIES
Payable for investments purchased	16,819,836
Payable for Portfolio shares purchased	8,462,361
Management fee payable	61,589
Accrued expenses and other liabilities	55,361
Distribution fee payable	33,238
Affiliated transfer agent fee payable	956
Trustees’ fees payable	33

Total Liabilities	25,433,374

NET ASSETS	$800,660,054

Net assets were comprised of:
Partners’ Equity	$800,660,054

Net asset value and redemption price per share, $800,660,054 / 799,983,906 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
Interest income	$17,893,610

EXPENSES
Management fee	1,222,994
Distribution fee	1,019,161
Custodian and accounting fees	51,876
Audit fee	16,558
Professional fees	14,686
Trustees’ fees	10,242
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,540
Shareholders’ reports	3,146
Miscellaneous	14,763

Total expenses	2,357,966

NET INVESTMENT INCOME (LOSS)	15,535,644

REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	9,665

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,545,309

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$15,535,644	$39,302,495
Net realized gain (loss) on investment transactions	9,665	29,160

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,545,309	39,331,655

DISTRIBUTIONS	(15,545,308)	(39,331,617)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [194,764,364 and 378,669,307 shares, respectively]	194,764,364	378,669,307
Portfolio shares issued in reinvestment of distributions [15,545,524 and 39,331,617 shares, respectively]	15,545,308	39,331,617
Portfolio shares purchased [234,648,001 and 465,287,308 shares, respectively]	(234,648,001)	(465,287,308)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(24,338,329)	(47,286,384)

TOTAL INCREASE (DECREASE)	(24,338,328)	(47,286,346)
NET ASSETS:
Beginning of period	824,998,382	872,284,728

End of period	$800,660,054	$824,998,382

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022	2021		2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.02		0.05	0.05	0.01	—	(b)	— (b)
Less Dividends and Distributions	(0.02)		(0.05)	(0.05)	(0.01)	—	(b)	— (b)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(c)	1.91%		4.76%	4.62%	1.22%	—	%(b)	0.22%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$801		$825	$872	$969	$844		$946
Average net assets (in millions)	$822		$844	$914	$941	$893		$903
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.58	%(d)	0.58%	0.57%	0.44%	0.06%		0.27%
Expenses before waivers and/or expense reimbursement	0.58	%(d)	0.58%	0.57%	0.57%	0.57%		0.57%
Net investment income (loss)	3.81	%(d)	4.66%	4.51%	1.26%	—	%(b)	0.18%
(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Shares	Value
LONG-TERM INVESTMENTS — 98.0%
AFFILIATED MUTUAL FUNDS — 29.7%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*		41,115,567	$462,138,969
AST PGIM Fixed Income Central Portfolio*		176,308,035	2,029,305,480

TOTAL FIXED INCOME (cost $2,153,799,368)(wa)			2,491,444,449

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 16.0%
Automobiles — 5.3%
AmeriCredit Automobile Receivables Trust,
Series 2023-02, Class C
6.000%	07/18/29	16,500	16,952,870
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	5,724	5,749,121
Series 2025-B, Class A2, 144A
4.590%	03/15/34	700	702,624
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-03A, Class A, 144A
4.620%	02/20/27	2,500	2,498,797
Series 2023-03A, Class A, 144A
5.440%	02/22/28	21,545	21,813,328
Series 2023-06A, Class A, 144A
5.810%	12/20/29	5,000	5,193,167
Series 2023-08A, Class A, 144A
6.020%	02/20/30	10,100	10,556,748
Series 2024-01A, Class A, 144A
5.360%	06/20/30	5,600	5,745,824
Series 2024-03A, Class A, 144A
5.230%	12/20/30	10,500	10,726,046
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	4,500	4,525,023
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	2,114	2,134,714
Enterprise Fleet Financing LLC,
Series 2023-03, Class A2, 144A
6.400%	03/20/30	9,399	9,539,756
Series 2024-01, Class A2, 144A
5.230%	03/20/30	12,469	12,558,093
Series 2025-01, Class A2, 144A
4.650%	10/20/27	6,000	6,017,215
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	9,000	9,172,203
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	40,300	41,102,760
Ford Credit Floorplan Master Owner Trust,
Series 2025-01, Class A1
4.630%	04/15/30	22,600	22,849,407

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	20,000	$20,925,796
Series 2024-01, Class A, 144A
4.980%	12/11/36	13,600	13,900,676
Series 2025-01, Class A, 144A
4.640%	12/11/37	35,000	35,364,959
OneMain Direct Auto Receivables Trust,
Series 2025-01A, Class A, 144A
5.360%	04/16/35	18,900	19,485,082
Santander Drive Auto Receivables Trust,
Series 2023-04, Class C
6.040%	12/15/31	9,300	9,538,202
Series 2023-05, Class C
6.430%	02/18/31	20,100	20,847,246
Series 2023-06, Class B
5.980%	04/16/29	11,100	11,289,924
Series 2023-06, Class C
6.400%	03/17/31	2,900	3,001,683
Series 2024-01, Class C
5.450%	03/15/30	3,500	3,540,163
Series 2024-02, Class C
5.840%	06/17/30	5,700	5,827,950
Series 2024-03, Class C
5.640%	08/15/30	25,700	26,227,048
Series 2025-01, Class C
5.040%	03/17/31	21,100	21,337,751
Series 2025-02, Class C
5.060%	05/15/31	27,400	27,736,971
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class B, 144A
5.380%	01/21/31	2,700	2,753,159
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38	21,400	21,685,594
Westlake Automobile Receivables Trust,
Series 2025-P01, Class A2, 144A
4.650%	02/15/28	4,250	4,258,129
Wheels Fleet Lease Funding LLC,
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	8,733	8,818,266

			444,376,295

Collateralized Loan Obligations — 9.4%
AGL CLO Ltd. (Cayman Islands),
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.620%(c)	07/21/38	35,000	35,000,000
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
5.843%(c)	04/28/37	56,680	56,898,065
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.659%(c)	04/20/35	3,000	3,009,240

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2018-08A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.806%(c)	07/15/37	47,750	$47,939,267
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.711%(c)	07/20/34	3,500	3,503,477
Elevation CLO Ltd. (Cayman Islands),
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.142%(c)	10/20/36	50,000	50,298,530
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.619%(c)	10/20/37	18,500	18,560,125
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.810%(c)	04/17/37	15,250	15,304,903
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.789%(c)	04/20/37	45,000	45,159,066
Highbridge Loan Management Ltd. (Cayman Islands),
Series 05A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
5.316%(c)	10/15/30	4,655	4,655,256
KKR CLO Ltd. (Cayman Islands),
Series 2024-47A, Class A, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.697%(c)	01/15/38	31,000	31,097,101
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.598%(c)	10/15/32	4,904	4,914,075
Series 2018-29A, Class A1R2, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.495%(c)	03/25/38	6,640	6,633,360
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.546%(c)	10/15/32	4,995	5,000,471
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.769%(c)	04/18/37	57,000	57,229,260
Madison Park Funding Ltd.,
Series 2020-47A, Class A1R, 144A, 3 Month SOFR + 1.540% (Cap N/A, Floor 1.540%)
5.809%(c)	04/19/37	29,000	29,107,622
Magnetite Ltd. (Cayman Islands),
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.621%(c)	01/25/38	45,000	45,125,730
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2019-33A, Class AR2, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)
5.481%(c)	04/16/39	50,000	50,025,000
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.636%(c)	10/15/37	27,000	27,103,199

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
6.319%(c)	10/18/35	14,750	$14,835,205
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)
5.410%(c)	04/17/31	5,840	5,841,715
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.691%(c)	04/20/34	11,455	11,485,990
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.830%(c)	04/17/37	46,680	46,856,040
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
6.169%(c)	01/20/36	43,250	43,395,207
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.119%(c)	10/20/35	31,750	31,847,390
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.611%(c)	10/23/31	3,484	3,486,083
Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
6.206%(c)	01/15/36	27,250	27,397,610
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.882%(c)	04/25/37	17,500	17,564,759
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
6.206%(c)	01/15/37	48,000	48,265,080

			787,538,826

Consumer Loans — 1.1%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	31,200	31,341,907
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33	17,800	17,936,704
GreenSky Home Improvement Issuer Trust,
Series 2025-01A, Class A2, 144A
5.120%	03/25/60	28,021	28,071,561
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A
5.880%	06/25/59	1,535	1,543,040

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust,
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	15,300	$15,646,570

			94,539,782

Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	2,686,926

Equipment — 0.1%
CCG Receivables Trust,
Series 2025-01, Class A2, 144A
4.480%	10/14/32	8,000	8,015,820

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.074%(c)	05/25/34	741	697,608
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)
5.514%(c)	03/25/33	46	45,957

			743,565

Residential Mortgage-Backed Securities — 0.1%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
5.214%(c)	11/25/34	449	431,945
Series 2004-ECC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
5.334%(c)	12/25/34	1,345	1,342,411
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
4.756%(cc)	07/25/50	2,020	1,829,906

			3,604,262

TOTAL ASSET-BACKED SECURITIES (cost $1,329,226,738)			1,341,505,476

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.0%
BANK,
Series 2018-BN13, Class A4
3.953%	08/15/61	15,490	15,217,460
Series 2019-BN20, Class A2
2.758%	09/15/62	6,476	6,055,224
Series 2019-BN22, Class A3
2.726%	11/15/62	3,500	3,257,336
Series 2021-BN32, Class A2
1.985%	04/15/54	10,000	9,719,968
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,620	2,595,312
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57	7,535	7,721,153

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-05YR14, Class A3
5.646%	04/15/58	17,000	$17,694,676
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	9,585	9,017,126
Series 2022-C14, Class A4
2.692%	02/15/55	10,800	9,550,999
Series 2022-C17, Class A4
4.174%	09/15/55	9,358	8,945,248
Benchmark Mortgage Trust,
Series 2018-B04, Class A4
3.858%	07/15/51	17,350	17,023,298
Series 2018-B05, Class A3
3.944%	07/15/51	8,248	8,127,587
Series 2020-IG01, Class A3
2.687%	09/15/43	10,120	8,671,371
Series 2021-B25, Class A2
1.977%	04/15/54	7,000	6,734,860
Series 2023-B38, Class A3
5.793%	04/15/56	10,000	10,470,557
Series 2024-V12, Class A3
5.738%	12/15/57	14,140	14,727,330
Series 2025-V14, Class A4
5.660%	04/15/57	27,180	28,321,622
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	29,991	31,687,159
Series 2025-05C9, Class A3
5.779%(cc)	04/15/58	31,910	33,311,599
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	13,450	12,588,027
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3
3.283%(cc)	11/15/50	2,184	2,131,123
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10,170	9,818,635
Series 2017-CD04, Class A3
3.248%	05/10/50	8,290	8,119,487
Series 2017-CD06, Class A4
3.190%	11/13/50	15,000	14,631,849
Series 2019-CD08, Class A3
2.657%	08/15/57	18,133	16,805,991
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	14,516	14,272,453
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3
2.575%	08/10/49	2,695	2,647,055
Series 2016-C03, Class A3
2.896%	11/15/49	989	967,306
Series 2016-GC36, Class A5
3.616%	02/10/49	10,075	9,946,072
Series 2016-P04, Class A3
2.646%	07/10/49	2,536	2,492,759

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-P05, Class A3
2.684%	10/10/49	1,654	$1,620,437
Series 2017-P07, Class A3
3.442%	04/14/50	8,932	8,793,894
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	710	678,110
Series 2014-UBS04, Class A5
3.694%	08/10/47	246	242,918
Series 2016-COR01, Class A3
2.826%	10/10/49	6,114	6,008,527
Series 2018-COR03, Class A2
3.961%	05/10/51	4,105	4,029,989
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A
3.304%	09/15/37	7,917	7,303,909
Series 2016-NXSR, Class A3
3.501%	12/15/49	3,743	3,716,185
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,000	6,899,920
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	5,542	5,519,713
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	10,080	9,758,839
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	1,232	1,208,806
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.299%(cc)	05/25/26	38,290	370,854
Series K093, Class XAM, IO
1.334%(cc)	05/25/29	51,135	2,083,403
Series K106, Class XAM, IO
1.706%(cc)	02/25/30	54,548	3,446,746
Series K734, Class X1, IO
0.788%(cc)	02/25/26	99,158	195,173
Series K736, Class XAM, IO
1.813%(cc)	07/25/26	63,677	979,231
Series K737, Class XAM, IO
1.145%(cc)	10/25/26	46,658	600,008
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	2,437	2,431,331
Series 2016-GS04, Class A3
3.178%	11/10/49	3,988	3,925,751
Series 2018-GS09, Class A3
3.727%	03/10/51	7,043	6,893,122
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3
3.801%	08/15/48	1,696	1,692,547
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A5
3.723%	03/15/50	6,750	6,643,775
Series 2017-JP06, Class A5
3.490%	07/15/50	5,010	4,853,010

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	8,137	$7,958,977
Series 2017-C05, Class A5
3.694%	03/15/50	7,669	7,466,526
Series 2020-COR07, Class A5
2.180%	05/13/53	12,000	9,991,661
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	4,096	4,040,729
Series 2016-JP02, Class A4
2.822%	08/15/49	11,300	11,085,993
Series 2016-JP03, Class A4
2.627%	08/15/49	3,785	3,708,008
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4
2.600%	09/15/49	5,609	5,504,340
Series 2016-C31, Class A4
2.840%	11/15/49	13,432	13,200,373
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	10,000	10,426,774
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A4
3.563%	10/15/50	8,100	7,882,892
Series 2018-C08, Class A3
3.720%	02/15/51	5,281	5,209,057
Series 2018-C10, Class A3
4.048%	05/15/51	1,858	1,834,431
Series 2018-C10, Class A4
4.313%	05/15/51	8,000	7,853,730
Series 2018-C12, Class A2
4.152%	08/15/51	247	245,312
Series 2018-C14, Class A3
4.180%	12/15/51	11,074	10,925,392
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	15,704	15,355,403
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	15,261,326
Series 2018-C44, Class A2
4.178%	05/15/51	8,529	8,476,704
Series 2025-05C3, Class A3
6.096%	01/15/58	11,250	11,879,030

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $582,573,050)			591,473,498

CORPORATE BONDS — 30.0%
Aerospace & Defense — 0.5%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	2,330	2,386,659
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	2,650	2,457,336
3.250%	02/01/35	7,840	6,600,469

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
3.625%	02/01/31	2,610	$2,458,980
5.150%	05/01/30	9,805	9,985,219
6.528%	05/01/34(a)	17,421	18,944,696

			42,833,359

Agriculture — 1.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	6,500	6,143,456
3.557%	08/15/27	1,509	1,483,349
5.625%	08/15/35	39,260	39,905,670
6.343%	08/02/30	19,089	20,514,929
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,628	1,630,271
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35	4,760	4,931,175
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.375%	04/30/30	20,335	20,282,031
4.750%	11/01/31	5,470	5,509,192
5.500%	09/07/30	9,005	9,414,600

			109,814,673

Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	3,000	2,994,420
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,815	2,840,363
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,215	1,206,363
4.625%	04/15/29	240	233,029

			7,274,175

Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	18,920	17,264,113
4.134%	08/04/25	9,025	9,007,193
4.950%	05/28/27	8,875	8,818,228
5.850%	05/17/27	4,000	4,031,498
6.950%	03/06/26	15,825	15,952,263
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	3,385	3,578,915
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.100%	01/12/32	8,810	7,731,621
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30	18,220	18,601,037

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.650%	03/25/32	11,575	$11,753,292

			96,738,160

Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	650	674,492

Banks — 10.5%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, EMTN
3.250%(ff)	09/30/31	300	290,276
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/11/29(a)	1,005	991,809
Bank of America Corp.,
Jr. Sub. Notes
6.625%(ff)	05/01/30(oo)	14,690	15,171,086
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	19,755	17,389,092
2.687%(ff)	04/22/32	13,055	11,722,123
5.288%(ff)	04/25/34	3,345	3,413,138
5.511%(ff)	01/24/36	15,000	15,427,177
5.872%(ff)	09/15/34(a)	17,425	18,390,270
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,140	11,540,844
2.087%(ff)	06/14/29	8,760	8,211,281
2.972%(ff)	02/04/33	13,337	11,940,714
3.824%(ff)	01/20/28	5,000	4,957,369
4.078%(ff)	04/23/40	2,365	2,053,933
Sub. Notes
5.744%(ff)	02/12/36	12,265	12,459,275
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.437%(ff)	11/02/33	2,715	3,071,027
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	320	314,472
5.283%(ff)	11/19/30	2,350	2,394,129
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	4,585	4,249,865
5.786%(ff)	01/13/33	11,265	11,704,908
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31	8,870	9,175,258
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	14,890	15,465,038
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33	14,510	12,972,987
3.785%(ff)	03/17/33	13,099	12,221,889
Sub. Notes
4.450%	09/29/27	7,330	7,334,692
6.020%(ff)	01/24/36	35,390	36,336,366

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		4,025	$4,122,075
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
5.862%(ff)	01/09/36		14,160	14,608,154
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27		425	412,407
2.552%(ff)	01/07/28		1,250	1,213,005
5.373%(ff)	01/10/29		11,290	11,474,870
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		4,085	3,536,357
2.615%(ff)	04/22/32		11,000	9,784,370
2.650%(ff)	10/21/32		1,975	1,742,168
3.814%(ff)	04/23/29		16,650	16,376,882
3.850%	01/26/27		240	238,432
5.536%(ff)	01/28/36	(a)	15,000	15,383,928
5.727%(ff)	04/25/30		6,812	7,090,636
6.484%(ff)	10/24/29		37,670	39,969,474
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.240%(ff)	05/13/31		15,000	15,228,878
5.450%(ff)	03/03/36		10,000	10,021,410
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
7.036%(c)	10/01/25	(oo)	6,000	6,033,550
Sr. Unsec’d. Notes
1.040%(ff)	02/04/27		760	744,343
1.953%(ff)	02/04/32		1,339	1,161,619
2.739%(ff)	10/15/30		32,795	30,570,709
4.565%(ff)	06/14/30		11,100	11,145,024
4.995%(ff)	07/22/30		5,000	5,090,631
5.140%(ff)	01/24/31		7,930	8,134,979
5.294%(ff)	07/22/35		10,470	10,659,083
5.350%(ff)	06/01/34		12,085	12,446,122
5.502%(ff)	01/24/36		20,100	20,711,322
5.572%(ff)	04/22/36	(a)	20,840	21,618,368
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28		14,500	14,041,580
5.615%(ff)	04/24/36		30,000	30,802,356
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28	(a)	31,450	31,372,626
5.587%(ff)	01/18/36		18,045	18,554,178
5.664%(ff)	04/17/36		28,520	29,564,401
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29		5,000	4,923,353
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		10,710	9,383,141
2.943%(ff)	01/21/33		35,212	31,424,720
Sub. Notes, MTN
3.950%	04/23/27		655	650,833

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
3.337%(ff)	01/21/33		17,500	$15,477,873
Sr. Non-Preferred Notes, 144A, MTN
5.250%	02/19/27		13,000	13,132,340
6.100%(ff)	04/13/33		12,500	12,935,621
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29		6,110	6,610,324
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35		8,900	9,242,818
5.836%(ff)	06/12/34	(a)	9,300	9,766,698
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33		11,165	9,712,764
3.091%(ff)	05/14/32		785	712,222
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32		565	488,165
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.605%(ff)	04/23/36		40,720	42,031,873
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		5,000	4,578,089
2.879%(ff)	10/30/30		12,770	11,931,208
3.526%(ff)	03/24/28		16,995	16,770,207
5.557%(ff)	07/25/34		26,880	27,758,549

				880,583,753

Building Materials — 0.2%
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30		9,350	9,568,621
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		4,790	4,928,566

				14,497,187

Chemicals — 0.4%
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		8,000	7,968,196
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28		8,900	9,040,019
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, EMTN
5.875%	05/18/30		350	362,023
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26		5,000	4,969,021
5.250%	03/12/32		14,635	14,907,603

				37,246,862

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services — 0.2%
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		1,550	$1,646,260
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		8,500	5,872,925
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
4.750%	03/27/30		6,505	6,588,678
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	(a)	630	631,783

				14,739,646

Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32		1,200	1,122,572

Diversified Financial Services — 0.6%
American Express Co.,
Sr. Unsec’d. Notes
5.442%(ff)	01/30/36	(a)	21,630	22,073,250
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30		7,980	7,633,980
7.624%(ff)	10/30/31		15,005	16,952,631

				46,659,861

Electric — 2.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		7,510	7,417,855
4.700%	05/15/32	(a)	11,035	10,871,411
Ameren Illinois Co.,
First Mortgage
3.850%	09/01/32		11,000	10,409,274
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes
7.750%	02/02/27		180	178,200
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	(h)	1,405	1,496,614
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	(a)	3,200	3,035,535
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		500	493,392
5.000%	02/01/31		725	716,904
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series ai.
4.450%	10/01/32		9,050	8,861,427
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27		9,910	9,803,469
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		2,500	2,456,398

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	$441,972
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32	17,760	15,950,569
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	426,181
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	10,761,335
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	12,096,901
Florida Power & Light Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	782,797
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	4,580	4,588,153
Light S/A (Brazil),
Unsec’d. Notes
23.382%(s)	08/31/27	65	9,772
Light Servicos de Eletricidade SA (Brazil),
Sec’d. Notes, PIK 2.260%
2.260%	12/19/37	63	14,269
Sr. Sec’d. Notes
4.210%	12/19/32	152	78,247
Pacific Gas & Electric Co.,
First Mortgage
6.400%	06/15/33	30,880	32,257,248
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
5.725%	03/15/35	17,290	17,423,202
Southern California Edison Co.,
First Mortgage
5.950%	11/01/32	31,960	32,823,041
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,241,824
5.625%	02/15/27	2,800	2,798,996

			188,434,986

Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	2,513	2,436,354
4.250%	10/31/26	7,622	7,564,835
5.500%	07/31/47	4,220	3,478,018

			13,479,207

Entertainment — 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32	12,745	10,749,388

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods — 0.6%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		21,645	$21,981,878
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	03/01/32	(a)	3,910	3,962,288
5.200%	03/01/35		4,620	4,674,388
Smithfield Foods, Inc.,
Gtd. Notes, 144A
3.000%	10/15/30		23,570	21,453,301

				52,071,855

Healthcare-Services — 0.6%
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52		3,360	2,871,941
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30		270	251,210
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30		8,980	8,568,063
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30		2,600	2,519,317
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.950%	01/15/32	(a)	32,077	32,477,587

				46,688,118

Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		3,775	4,001,253

Insurance — 0.4%
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26		3,045	3,031,505
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.150%	02/15/35	(a)	5,840	5,843,289
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		2	2,002
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	03/15/35		25,000	24,982,397

				33,859,193

Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32		450	420,188

Leisure Time — 0.1%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		425	427,125

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time (cont’d.)
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		4,075	$4,131,153
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
3.700%	03/15/28	(a)	2,809	2,735,629

				7,293,907

Lodging — 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37		24,440	24,443,417

Machinery-Diversified — 0.2%
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31		16,125	16,700,625

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29		2,600	2,590,092
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35		5,822	6,115,501
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	(a)	1,510	1,251,255
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26		7,500	7,382,807

				17,339,655

Mining — 0.5%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		4,267	4,417,232
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.125%	02/21/32		25,603	26,192,460
5.300%	02/21/35	(a)	2,410	2,453,057
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
3.250%	05/13/30		2,456	2,343,017
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30	(a)	1,600	1,654,361
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35		3,235	3,283,554
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31		2,970	2,612,963

				42,956,644

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29		8,945	$9,153,061

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		6,600	6,435,881
5.100%	03/01/30		2,000	2,017,644

				8,453,525

Oil & Gas — 2.7%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		18,000	16,044,752
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31		5,490	5,207,257
6.000%	06/13/33		13,966	14,348,878
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25		2	1,996
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29		10,160	10,238,106
5.400%	12/15/34	(a)	26,100	25,834,080
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	(a)	56,942	49,099,470
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30		1,575	1,598,591
ConocoPhillips Co.,
Gtd. Notes
5.000%	01/15/35		26,400	26,383,027
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33		26,670	28,405,378
EQT Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		225	229,391
7.500%	06/01/30		225	247,290
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33		11,334	11,768,006
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33		7,981	8,237,833
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27		4,400	4,369,200
Gtd. Notes, MTN
6.875%	08/04/26		7,000	6,996,710
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		2,090	1,853,044
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31		1,750	1,559,272

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27		15,970	$16,058,790

				228,481,071

Packaging & Containers — 0.4%
Amcor Flexibles North America, Inc.,
Gtd. Notes, 144A
5.500%	03/17/35	(a)	25,000	25,371,680
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		4,225	4,338,150
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28		1,150	1,165,923

				30,875,753

Pharmaceuticals — 0.3%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38		22,945	21,050,955
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		4,773	3,862,798

				24,913,753

Pipelines — 3.5%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		31,821	33,407,359
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	(a)	21,711	20,832,820
4.200%	04/15/27		1,510	1,504,739
5.500%	06/01/27		5,000	5,090,443
5.600%	09/01/34		5,000	5,075,855
5.700%	04/01/35		10,000	10,184,140
6.400%	12/01/30		3,395	3,661,839
6.550%	12/01/33		1,875	2,034,278
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28		8,455	8,369,493
4.950%	09/01/32		14,226	14,092,340
5.400%	04/01/35		37,655	37,371,339
ONEOK, Inc.,
Gtd. Notes
4.500%	03/15/50		900	693,643
5.800%	11/01/30		13,020	13,632,443
6.050%	09/01/33		4,181	4,390,231
6.100%	11/15/32		9,788	10,349,070
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29		4,340	4,147,260
4.650%	10/15/25		2,185	2,183,404
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33		18,585	17,414,603

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.200%	07/01/27	2,721	$2,757,167
5.550%	08/15/35	32,000	32,160,864
6.150%	03/01/29	7,049	7,415,663
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	3,576,185
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	16,997	15,231,718
4.650%	08/15/32	2,170	2,128,894
4.800%	11/15/29	15,720	15,917,766
5.600%	03/15/35	21,825	22,440,937

			296,064,493

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.500%	10/01/35(a)	18,955	19,153,394
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	3,499	3,467,866
5.200%	04/01/32(a)	7,876	7,954,368
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
5.700%	07/01/34	5,540	5,570,071
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34	7,200	7,833,463
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32	24,093	22,875,494
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	1,500	1,420,379

			68,275,035

Retail — 0.2%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32	6,700	6,169,294
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	9,015	9,572,348

			15,741,642

Semiconductors — 0.6%
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31	5,390	4,819,615
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,153	972,572
3.187%	11/15/36	4,513	3,740,854
3.419%	04/15/33	47,900	43,386,061

			52,919,102

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36	3,300	$2,901,132
5.500%	08/03/35	14,270	14,586,893

			17,488,025

Telecommunications — 0.7%
CT Trust (Guatemala),
Sr. Sec’d. Notes
5.125%	02/03/32	200	186,464
Telefonica Moviles Chile SA (Chile),
Sr. Unsec’d. Notes
3.537%	11/18/31	430	267,374
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	24,650	22,083,140
3.000%	02/15/41	525	383,835
3.875%	04/15/30	25,000	24,273,814
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	13,585	11,706,651

			58,901,278

TOTAL CORPORATE BONDS (cost $2,474,519,399)			2,521,889,914

MUNICIPAL BONDS — 0.5%
Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	19,581,732

California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.132%	05/15/32	2,305	2,226,621

Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	2,946,066

Massachusetts — 0.0%
Massachusetts Clean Water Trust (The),
Revenue Bonds, BABs
5.192%	08/01/40	1,015	1,026,585

New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	6,861,283

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,267,494

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	3,960,663

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	$1,647,095

Washington — 0.0%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	2,372,941

TOTAL MUNICIPAL BONDS (cost $49,611,521)			41,890,480

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.134%(c)	09/25/35	1,105	1,007,088
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	29,819	29,522,209
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
5.855%(c)	10/25/41	899	901,563
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	984	953,570
GS Mortgage-Backed Securities Trust,
Series 2018-RPL01, Class A1A, 144A
3.750%	10/25/57	2,285	2,230,920
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	338	334,348
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.184%(c)	01/25/48	119	116,492
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
5.084%(c)	06/25/57	378	370,675
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	968	928,749
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.434%(c)	10/25/59	320	322,088
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
4.823%(cc)	09/25/36	659	575,715

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $36,654,348)			37,263,417

SOVEREIGN BONDS — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	490	434,109

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	02/22/29	600	$597,300
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27	700	706,300
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
0.625%	09/02/25	10,000	9,934,970
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,205,000
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29	15,600	14,655,503
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	900	758,728

TOTAL SOVEREIGN BONDS (cost $30,423,214)			29,291,910

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
Federal Home Loan Bank
4.250%	09/10/32	595	594,124
Federal Home Loan Mortgage Corp.
2.500%	10/01/35	521	491,384
4.000%	06/01/26	1	1,204
4.000%	02/01/34	17	16,600
4.000%	10/01/37	166	162,068
5.500%	02/01/53	5,419	5,430,249
6.250%	07/15/32	8,600	9,750,674
6.750%	03/15/31	11,042	12,615,707
Federal National Mortgage Assoc.
3.500%	05/01/48	464	424,321
4.000%	11/01/25	2	2,327
4.000%	11/01/29	2	1,837
4.000%	04/01/33	5,207	5,178,625
4.000%	07/01/33	15	14,817
4.000%	08/01/33	13	13,421
5.000%	08/01/52	1,522	1,499,317
6.625%	11/15/30	28,570	32,286,874
Freddie Mac Strips
5.389%(s)	07/15/32	3,000	2,223,704
Resolution Funding Corp. Principal Strips, Bonds
4.445%(s)	01/15/30	12,075	10,072,716
5.232%(s)	04/15/30	2,000	1,649,053
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	220	188,856
5.250%	02/01/55	33,563	32,651,757
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	610	395,433

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $117,857,802)			115,665,068

U.S. TREASURY OBLIGATIONS — 12.6%
U.S. Treasury Bonds
2.375%	11/15/49	5,000	3,216,406
3.375%	11/15/48	1,000	791,094
4.625%	02/15/55	1,800	1,752,750

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
3.875%	04/30/30	50,000	$50,207,031
3.875%	06/30/30	63,815	64,064,277
3.875%	08/15/34	77,455	75,651,751
4.000%	03/31/30	63,000	63,595,547
4.000%	06/30/32	29,170	29,192,789
4.125%	10/31/31(k)	32,500	32,842,773
4.125%	02/29/32	64,800	65,407,500
4.125%	03/31/32(k)	117,000	118,060,313
4.250%	11/15/34	51,475	51,651,945
4.250%	05/15/35	84,068	84,212,492
4.500%	12/31/31	48,845	50,371,200
4.625%	02/15/35(k)	100,025	103,228,926
U.S. Treasury Strips Coupon
2.544%(s)	11/15/45	4,405	1,583,304
4.502%(s)	05/15/41(k)	71,300	32,817,489
4.559%(s)	08/15/41	67,600	30,671,536
4.609%(s)	11/15/41	52,865	23,589,266
4.762%(s)	02/15/39(k)	58,000	30,479,451
4.791%(s)	08/15/46	7,800	2,700,058
4.868%(s)	02/15/41(h)	111,750	52,166,126
5.045%(s)	02/15/40	10,000	4,943,141
5.070%(s)	02/15/38	14,230	7,909,665
5.185%(s)	11/15/43(k)	100,000	39,800,406
5.338%(s)	08/15/40(k)	75,595	36,232,731

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,051,790,192)			1,057,139,967

TOTAL LONG-TERM INVESTMENTS (cost $7,826,455,632)			8,227,564,179

		Shares

SHORT-TERM INVESTMENTS — 3.3%
AFFILIATED MUTUAL FUNDS — 3.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wa)		135,192,161	135,192,161
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $137,004,088; includes $136,330,220 of cash collateral for securities on loan)(b)(wa)		137,120,985	137,025,000

TOTAL AFFILIATED MUTUAL FUNDS (cost $272,196,249)			272,217,161

OPTIONS PURCHASED*~ — 0.0% (cost $560)			13,798

TOTAL SHORT-TERM INVESTMENTS (cost $272,196,809)			272,230,959

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.3% (cost $8,098,652,441)			8,499,795,138

Value

OPTIONS WRITTEN*~ — (0.0)% (premiums received $318,328)	$(51,492)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.3% (cost $8,098,334,113)	8,499,743,646

Liabilities in excess of other assets(z) — (1.3)%	(105,450,490)

NET ASSETS — 100.0%	$8,394,293,156

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $133,490,676; cash collateral of $136,330,220 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75	28	70	$175

(cost $392)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.450%	1,440	$13,622
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.450%	1,440	1

Total OTC Swaptions (cost $168)								$13,623

Total Options Purchased (cost $560)								$13,798

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25	15	38	$(9,375)
3 Month SOFR	Put	12/12/25	$96.25	15	38	(6,375)

Total Exchange Traded (premiums received $ 28,328)						$(15,750)

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.450%	3.21%(A)	2,880	$(9,056)
CDX.NA.IG.43.V1, 12/20/29	Put	BOA	09/17/25	1.10%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	200,000	(26,686)

Total OTC Swaptions (premiums received $290,000)								$(35,742)

Total Options Written (premiums received $318,328)								$(51,492)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,465	5 Year U.S. Treasury Notes	Sep. 2025	$268,685,000	$2,901,905
25,079	10 Year U.S. Treasury Notes	Sep. 2025	2,811,982,875	52,923,874
7,906	10 Year U.S. Ultra Treasury Notes	Sep. 2025	903,384,071	18,937,307

				74,763,086

Short Positions:
5,202	2 Year U.S. Treasury Notes	Sep. 2025	1,082,137,924	(4,257,352)
228	3 Year U.S. Treasury Notes	Sep. 2025	48,441,094	(334,769)
6,951	20 Year U.S. Treasury Bonds	Sep. 2025	802,623,281	(28,845,190)

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Futures contracts outstanding at June 30, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1,675	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	$199,534,375	$(8,630,423)

				(42,067,734)

				$32,695,352

Credit default swap agreement outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	805,810	$(14,178,820)	$(18,092,974)	$(3,914,154)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.15.AAA	11/18/64	0.500%(M)	50,000	*	$(174,562)	$(658,943)	$484,381	CITI
CMBX.NA.16.AAA	04/17/65	0.500%(M)	50,000	*	(441,231)	(902,456)	461,225	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	100,000	*	(1,457,634)	(2,598,151)	1,140,517	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	50,000	*	(728,817)	(1,252,662)	523,845	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	25,000	*	20,374	(174,676)	195,050	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	25,000	*	20,374	(193,144)	213,518	CITI

					$(2,761,496)	$(5,780,032)	$3,018,536

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
34,710	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.450%	$(245,437)	$(963,441)	$(718,004)
12,915	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.450%	188,878	298,425	109,547
30,735	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.450%	238,256	1,178,538	940,282

				$181,697	$513,522	$331,825

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$(5,780,032)	$3,018,536	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$9,591,591
MLC	—	52,533,958

Total	$—	$62,125,549

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Fixed Income	$2,491,444,449	$—	$—
Asset-Backed Securities
Automobiles	—	444,376,295	—
Collateralized Loan Obligations	—	787,538,826	—
Consumer Loans	—	94,539,782	—
Credit Cards	—	2,686,926	—
Equipment	—	8,015,820	—
Home Equity Loans	—	743,565	—

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities	$—	$3,604,262	$—
Commercial Mortgage-Backed Securities	—	591,473,498	—
Corporate Bonds	—	2,521,889,914	—
Municipal Bonds	—	41,890,480	—
Residential Mortgage-Backed Securities	—	37,263,417	—
Sovereign Bonds	—	29,291,910	—
U.S. Government Agency Obligations	—	115,665,068	—
U.S. Treasury Obligations	—	1,057,139,967	—
Short-Term Investments
Affiliated Mutual Funds	272,217,161	—	—
Options Purchased	175	13,623	—

Total	$2,763,661,785	$5,736,133,353	$—

Liabilities
Options Written	$(15,750)	$(35,742)	$—

Other Financial Instruments*
Assets
Futures Contracts	$74,763,086	$—	$—
OTC Credit Default Swap Agreements	—	40,748	—
Centrally Cleared Interest Rate Swap Agreements	—	1,049,829	—

Total	$74,763,086	$1,090,577	$—

Liabilities
Futures Contracts	$(42,067,734)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(3,914,154)	—
OTC Credit Default Swap Agreements	—	(2,802,244)	—
Centrally Cleared Interest Rate Swap Agreement	—	(718,004)	—

Total	$(42,067,734)	$(7,434,402)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	32.9%
U.S. Treasury Obligations	12.6
Banks	10.5
Collateralized Loan Obligations	9.4
Commercial Mortgage-Backed Securities	7.1
Automobiles	5.3
Pipelines	3.5
Oil & Gas	2.7
Electric	2.2
U.S. Government Agency Obligations	1.4
Agriculture	1.3
Auto Manufacturers	1.2
Consumer Loans	1.1
Real Estate Investment Trusts (REITs)	0.8
Telecommunications	0.7
Semiconductors	0.6
Foods	0.6

Healthcare-Services	0.6%
Diversified Financial Services	0.6
Mining	0.5
Aerospace & Defense	0.5
Municipal Bonds	0.5
Residential Mortgage-Backed Securities	0.5
Chemicals	0.4
Insurance	0.4
Packaging & Containers	0.4
Sovereign Bonds	0.4
Pharmaceuticals	0.3
Lodging	0.3
Software	0.2
Media	0.2
Machinery-Diversified	0.2
Retail	0.2
Commercial Services	0.2
Building Materials	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Engineering & Construction	0.2%
Entertainment	0.1
Multi-National	0.1
Office/Business Equipment	0.1
Equipment	0.1
Leisure Time	0.1
Airlines	0.1
Holding Companies-Diversified	0.0	*
Credit Cards	0.0	*
Cosmetics/Personal Care	0.0	*
Home Equity Loans	0.0	*

Auto Parts & Equipment	0.0	*%
Internet	0.0	*
Options Purchased	0.0	*

	101.3
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.3)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Due from/to broker-variation margin swaps	$3,914,154	*

Credit contracts	—	—		Premiums received for OTC swap agreements	5,780,032

Credit contracts	—	—		Options written outstanding, at value	26,686

Credit contracts	Unrealized appreciation on OTC swap agreements	3,018,536		—	—

Interest rate contracts	Due from/to broker-variation margin futures	74,763,086	*	Due from/to broker-variation margin futures	42,067,734	*

Interest rate contracts	Due from/to broker-variation margin swaps	1,049,829	*	Due from/to broker-variation margin swaps	718,004	*

Interest rate contracts	Unaffiliated investments	13,798		Options written outstanding, at value	24,806

		$78,845,249			$52,531,416

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Credit contracts	$—	$2,135,825	$—	$1,866,410
Interest rate contracts	(86,976)	56,353	9,708,604	158,963

Total	$(86,976)	$2,192,178	$9,708,604	$2,025,373

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Credit contracts	$—	$ 84,281	$—	$(863,554)
Interest rate contracts	57,333	54,355	45,140,575	376,340

Total	$57,333	$138,636	$45,140,575	$(487,214)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$47,977
Options Written (2)	395,045,000
Futures Contracts - Long Positions (2)	3,942,334,607
Futures Contracts - Short Positions (2)	2,153,785,478
Interest Rate Swap Agreements (2)	268,788,333
Credit Default Swap Agreements - Buy Protection (2)	406,701,000
Credit Default Swap Agreements - Sell Protection (2)	170,920,000

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$133,490,676	$(133,490,676)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BOA	$—	$(26,686)	$(26,686)	$26,686	$—
CITI	3,018,536	(5,780,032)	(2,761,496)	2,761,496	—
DB	13,622	(9,056)	4,566	—	4,566
JPM	1	—	1	—	1

	$3,032,159	$(5,815,774)	$(2,783,615)	$2,788,182	$4,567

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $133,490,676:
Unaffiliated investments (cost $5,672,656,824)	$5,736,133,528
Affiliated investments (cost $2,425,995,617)	2,763,661,610
Receivable for investments sold	173,085,251
Dividends and interest receivable	58,295,508
Unrealized appreciation on OTC swap agreements	3,018,536
Due from broker-variation margin futures	2,448,659
Due from broker-variation margin swaps	2,112,578
Prepaid expenses and other assets	96,766

Total Assets	8,738,852,436

LIABILITIES
Payable for Portfolio shares purchased	160,637,271
Payable to broker for collateral for securities on loan	136,330,220
Payable for investments purchased	36,170,266
Premiums received for OTC swap agreements	5,780,032
Accrued expenses and other liabilities	3,926,491
Management fee payable	1,362,482
Distribution fee payable	300,070
Options written outstanding, at value (premiums received $318,328)	51,492
Affiliated transfer agent fee payable	956

Total Liabilities	344,559,280

NET ASSETS	$8,394,293,156

Net assets were comprised of:
Partners’ Equity	$8,394,293,156

Net asset value and redemption price per share, $8,394,293,156 / 900,406,501 outstanding shares of beneficial interest	$9.32

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$144,153,497
Affiliated dividend income	7,530,395
Unaffiliated dividend income	2,278,920
Income from securities lending, net (including affiliated income of $413,828)	416,942

Total income	154,379,754

EXPENSES
Management fee	20,760,924
Distribution fee	11,068,088
Custodian and accounting fees	225,729
Trustees’ fees	64,350
Professional fees	39,618
Audit fee	30,356
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,540
Shareholders’ reports	4,033
Miscellaneous	83,546

Total expenses	32,281,184
Less: Distribution fee waiver	(1,679,154)

Net expenses	30,602,030

NET INVESTMENT INCOME (LOSS)	123,777,724

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(97,923))	2,343,056
Futures transactions	9,708,604
Options written transactions	2,192,178
Swap agreements transactions	2,025,373

16,269,211

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $99,125,448)	203,496,358
Futures	45,140,575
Options written	138,636
Swap agreements	(487,214)

248,288,355

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	264,557,566

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$388,335,290

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$123,777,724	$234,287,603
Net realized gain (loss) on investment transactions	16,269,211	176,560,156
Net change in unrealized appreciation (depreciation) on investments	248,288,355	(185,536,791)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	388,335,290	225,310,968

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [622,166,515 and 702,696,836 shares, respectively]	5,671,063,926	6,142,576,425
Portfolio shares purchased [617,252,736 and 1,007,762,359 shares, respectively]	(5,611,684,191)	(8,870,563,668)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	59,379,735	(2,727,987,243)

TOTAL INCREASE (DECREASE)	447,715,025	(2,502,676,275)
NET ASSETS:
Beginning of period	7,946,578,131	10,449,254,406

End of period	$8,394,293,156	$7,946,578,131

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$8.87		$8.70	$8.17	$9.48	$9.69	$8.32

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.24	0.26	0.23	0.27	0.20
Net realized and unrealized gain (loss) on investment transactions	0.32		(0.07)	0.27	(1.54)	(0.48)	1.17

Total from investment operations	0.45		0.17	0.53	(1.31)	(0.21)	1.37

Net Asset Value, end of period	$9.32		$8.87	$8.70	$8.17	$9.48	$9.69

Total Return(b)	5.07%		1.95%	6.49%	(13.82)%	(2.17)%	16.47%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,394		$7,947	$10,449	$15,380	$1,715	$2,107
Average net assets (in millions)	$8,928		$8,561	$13,314	$8,953	$1,755	$7,096
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69	%(d)	0.69%	0.69%	0.69%	0.72%	0.69%
Expenses before waivers and/or expense reimbursement	0.73	%(d)	0.73%	0.73%	0.73%	0.76%	0.75%
Net investment income (loss)	2.80	%(d)	2.74%	3.11%	2.76%	2.83%	2.20%
Portfolio turnover rate(e)(f)	76%		99%	195%	299%	75%	778%
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.2%

ASSET-BACKED SECURITY — 0.4%
Collateralized Loan Obligation
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.688%(c)	10/15/34	42,500	$42,580,703

(cost $42,500,000)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.6%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	12,415	12,299,465
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	12,826,847
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	24,180	23,764,951
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A3
2.944%	05/10/49	18,933	18,727,674
Series 2016-C02, Class A3
2.575%	08/10/49	16,907	16,605,796
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	34,407,499
Series 2016-P06, Class A4
3.458%	12/10/49	4,877	4,808,585
Series 2017-P07, Class A3
3.442%	04/14/50	17,704	17,430,911
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	16,107,722
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	24,738	24,312,545
Series 2017-COR02, Class A2
3.239%	09/10/50	38,294	37,337,301
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4
3.766%	04/15/51	10,778	10,578,376
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	8,811	8,732,227
Series 2016-C03, Class A4
2.632%	08/10/49	10,641	10,469,586
Series 2017-C06, Class A3
3.269%	06/10/50	3,525	3,460,206
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	19,484	19,262,920
Series 2016-GS03, Class A3
2.592%	10/10/49	22,900	22,469,484
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	48,186,998
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	10,730	10,585,741

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	8,041	$8,022,400
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	9,765	9,556,156
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	9,723,989
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	24,642,500
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A3
2.674%	07/15/48	19,665	19,355,638
Series 2016-LC24, Class A3
2.684%	10/15/49	29,805	29,292,949
Series 2016-NXS06, Class A3
2.642%	11/15/49	19,905	19,652,822
Series 2017-C42, Class A3
3.330%	12/15/50	12,698	12,387,577
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	27,844,187
Series 2019-C51, Class A3
3.055%	06/15/52	33,002	31,312,113

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $560,295,725)			544,165,165

CORPORATE BONDS — 87.5%
Aerospace & Defense — 1.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	6,000	5,907,400
3.625%	03/01/48	10,905	7,517,848
3.650%	03/01/47	8,861	6,191,834
3.850%	11/01/48	6,466	4,638,133
3.900%	05/01/49	21,715	15,593,564
3.950%	08/01/59	8,125	5,547,837
5.705%	05/01/40	4,630	4,566,539
5.805%	05/01/50	1,840	1,765,231
5.930%	05/01/60	64,854	61,614,707
7.875%	04/15/43	13,929	16,565,469
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	2,533,912
5.900%	11/15/63	7,625	7,852,786
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	451,787
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	2,036,056
RTX Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50	5,635	3,729,590
3.750%	11/01/46	3,050	2,326,557
4.150%	05/15/45	1,150	943,120
4.350%	04/15/47	5,851	4,886,934

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
4.800%	12/15/43	2,085	$1,883,377
4.875%	10/15/40	1,320	1,239,411

			157,792,092

Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,220	1,645,869
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	3,987	3,919,227
4.390%	08/15/37	41,810	37,201,392
4.540%	08/15/47	7,057	5,667,219
4.700%	04/02/27	5,130	5,153,042
6.250%	08/15/55(a)	13,440	13,486,067
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41	3,275	3,442,011
8.125%	05/01/40	650	768,180

			71,283,007

Airlines — 0.6%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	6,077	5,921,668
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	2,426	2,360,619
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	3,211	3,109,681
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29(a)	14,229	13,603,386
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25(a)	345	344,677
4.750%	10/20/28	2,645	2,640,080
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	7,520	7,587,756
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27(a)	783	775,774
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28(a)	2,597	2,553,174
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30(a)	14,343	13,541,807
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	4,175	4,053,731

			56,492,353

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers — 1.0%
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30		968	$1,100,419
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		5,650	4,764,102
4.750%	01/15/43		6,670	5,130,813
7.750%	06/15/43		1,510	1,589,829
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.271%	01/09/27		1,775	1,745,758
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		3,785	3,569,983
5.150%	04/01/38		3,890	3,610,055
5.200%	04/01/45(a)		9,520	8,161,201
6.250%	10/02/43		21,446	21,026,570
6.600%	04/01/36		13,335	14,098,917
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26		6,525	6,478,824
4.300%	07/13/25		440	439,630
4.350%	01/17/27		3,320	3,300,739
5.250%	03/01/26		3,868	3,873,965
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	17,451,035

				96,341,840

Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
3.100%	12/01/51		15,000	8,921,666

Banks — 9.5%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28		4,400	4,319,528
5.294%	08/18/27(a)		8,200	8,331,574
Bank of America Corp.,
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28		22,418	21,908,945
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41		99,540	70,937,879
2.884%(ff)	10/22/30		11,865	11,102,632
3.194%(ff)	07/23/30		2,560	2,437,079
3.824%(ff)	01/20/28		67,232	66,658,765
4.083%(ff)	03/20/51(a)		38,060	30,254,695
4.271%(ff)	07/23/29		3,600	3,590,028
4.443%(ff)	01/20/48		10,675	9,120,458
Sub. Notes
6.110%	01/29/37		1,000	1,056,565
Sub. Notes, MTN
4.450%	03/03/26		18,340	18,315,062
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(oo)		2,386	2,372,250

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	01/12/26	10,555	$10,528,621
4.942%(ff)	09/10/30(a)	2,105	2,119,648
5.785%(ff)	02/25/36	4,210	4,286,522
Sub. Notes
5.088%(ff)	06/20/30(a)	5,685	5,697,047
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.871%(ff)	04/19/32	10,000	8,951,833
3.132%(ff)	01/20/33	20,330	18,053,426
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29	6,770	6,922,347
Capital One NA,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,205	2,180,246
Citigroup, Inc.,
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	3,750	3,701,147
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	24,735	21,912,430
2.904%(ff)	11/03/42(a)	5,420	3,843,289
3.668%(ff)	07/24/28	34,800	34,256,666
3.700%	01/12/26	1,800	1,791,563
3.887%(ff)	01/10/28	385	381,514
5.612%(ff)	03/04/56	20,195	19,809,050
5.875%	01/30/42	4,115	4,256,731
6.875%	02/15/98	2,825	3,198,265
8.125%	07/15/39	2,000	2,517,540
Sub. Notes
4.450%	09/29/27(a)	3,905	3,907,499
4.600%	03/09/26	425	424,619
4.750%	05/18/46	1,045	894,586
5.827%(ff)	02/13/35	2,175	2,217,173
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	4,260	4,133,776
2.552%(ff)	01/07/28	1,022	991,753
Sub. Notes
3.729%(ff)	01/14/32	11,800	10,781,784
3.742%(ff)	01/07/33	8,930	8,024,021
7.079%(ff)	02/10/34	3,155	3,351,906
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.908%(ff)	07/21/42	4,500	3,216,651
3.210%(ff)	04/22/42	7,183	5,368,996
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.550%(ff)	03/19/35	4,485	4,585,235
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A
7.778%(ff)	06/20/54(a)	2,045	2,289,828
Sr. Preferred Notes, 144A
7.800%	11/28/53(a)	555	646,790
Sr. Preferred Notes, Series XR, 144A, MTN
4.000%	09/23/29	15,500	15,088,601

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%
7.118%(c)	08/01/25(a)(oo)	4,400	$4,416,224
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
7.036%(c)	10/01/25(a)(oo)	26,715	26,864,382
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29	2,035	1,909,835
2.525%(ff)	11/19/41	34,035	23,865,677
3.157%(ff)	04/22/42	15,586	11,763,191
3.328%(ff)	04/22/52(a)	11,404	7,988,095
3.782%(ff)	02/01/28	5,000	4,956,306
3.882%(ff)	07/24/38	42,267	37,286,417
3.897%(ff)	01/23/49	3,000	2,367,984
3.964%(ff)	11/15/48	51,882	41,498,819
4.032%(ff)	07/24/48	3,525	2,855,754
4.260%(ff)	02/22/48	31,042	26,137,328
4.452%(ff)	12/05/29	1,500	1,502,980
Sub. Notes
4.125%	12/15/26	9,450	9,440,607
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	10,000	9,910,994
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	4,550	3,457,866
3.625%	01/20/27	2,600	2,578,362
4.457%(ff)	04/22/39	8,035	7,436,182
5.516%(ff)	11/19/55(a)	15,560	15,211,331
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	589	586,613
4.431%(ff)	01/23/30	27,100	27,037,901
5.597%(ff)	03/24/51(a)	13,358	13,247,184
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	12,595	10,769,345
2.802%(ff)	01/25/52(a)	27,278	16,865,043
3.971%(cc)	07/22/38	17,130	14,916,256
4.375%	01/22/47	3,800	3,241,407
6.375%	07/24/42	20,875	22,819,625
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30(a)	2,090	2,072,303
Societe Generale SA (France),
Gtd. Notes, 144A, MTN
3.625%	03/01/41(a)	16,230	11,502,878
Truist Financial Corp.,
Jr. Sub. Notes, Series N
6.669%(ff)	09/01/25(a)(oo)	18,520	18,593,005
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	500	490,702
2.746%(ff)	02/11/33	6,200	5,393,563
3.126%(ff)	08/13/30	15,000	14,126,497
4.125%	09/24/25	3,499	3,490,212
4.282%	01/09/28	7,135	7,093,200
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.611%(ff)	04/25/53(a)	12,450	10,604,874

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.013%(ff)	04/04/51	5,200	$4,736,472
Sub. Notes, GMTN
4.900%	11/17/45	8,905	7,826,826
Sub. Notes, MTN
4.650%	11/04/44	3,135	2,679,713
4.750%	12/07/46	13,680	11,713,044

			921,991,560

Beverages — 1.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
(Belgium),
Gtd. Notes
4.700%	02/01/36	60,595	59,108,180
4.900%	02/01/46(a)	92,788	84,442,026
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.439%	10/06/48	3,005	2,545,922
4.950%	01/15/42	1,540	1,444,062
5.550%	01/23/49	31,744	31,214,885

			178,755,075

Biotechnology — 0.8%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	800	785,600
2.770%	09/01/53	7,393	4,383,532
4.400%	05/01/45(a)	18,243	15,505,374
4.663%	06/15/51	17,165	14,694,298
5.150%	11/15/41	6,183	5,826,217
5.600%	03/02/43	13,165	13,057,277
5.650%	03/02/53(a)	11,405	11,139,635
5.750%	03/02/63	12,400	12,055,296

			77,447,229

Building Materials — 0.5%
CRH America Finance, Inc.,
Gtd. Notes
5.875%	01/09/55(a)	2,760	2,813,761
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	4,481,776
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,527,777
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	2,644,974
4.300%	07/15/47	1,734	1,397,798
4.400%	01/30/48	6,247	5,099,609
7.000%	12/01/36	22,334	25,077,543
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	8,489	7,156,886

			50,200,124

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals — 2.8%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	21,248	$18,897,862
5.150%	03/15/34	14,881	14,821,841
5.375%	03/15/44	4,726	4,389,993
Gtd. Notes, 144A
4.500%	12/01/26	20,768	20,784,673
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44	3,944	3,246,348
4.800%	05/15/49	3,720	3,039,789
5.550%	11/30/48(a)	1,152	1,057,096
6.900%	05/15/53(a)	8,030	8,643,035
9.400%	05/15/39	351	459,859
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	17,688	18,309,738
5.419%	11/15/48	34,577	34,851,381
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	1,627	1,515,608
4.500%	10/01/49	7,799	5,763,661
6.375%	05/18/53(a)	28,554	27,409,933
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31(a)	15,709	13,204,783
4.500%	05/01/29	10,092	9,568,926
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	6	5,366
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	2,633	1,946,304
4.200%	05/01/50	4,285	3,168,536
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43(a)	3,506	3,361,439
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30	615	570,710
4.125%	03/15/35	7,241	6,566,524
4.900%	06/01/43	1,200	1,070,263
5.000%	04/01/49	6,652	5,896,359
5.250%	01/15/45	4,832	4,452,566
5.625%	12/01/40	1,985	1,968,148
5.800%	03/27/53(a)	39,720	39,208,827
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	1,920,865
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	585,878
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	19,461,475

			276,147,786

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services — 1.3%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	$2,049,387
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	4,800	4,732,168
4.200%	11/01/46	32,800	26,818,049
5.625%	03/15/42	1,000	996,431
7.000%	10/15/37	3,623	4,155,750
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	2,623,659
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	9,320,178
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	255,645
4.678%	07/01/2114	12,715	10,549,591
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44	2,800	2,613,295
Unsec’d. Notes, Series 2017
3.662%	12/01/57	17,262	12,360,115
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40(a)	429	414,594
Unsec’d. Notes
5.625%	10/01/38(a)	17,500	18,419,407
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
5.250%	03/27/35	6,335	6,463,871
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	2,032,387
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39	3,000	3,193,646
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	5,717,596
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48	6,475	4,783,295
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	3,000	2,296,719
Sr. Unsec’d. Notes, Series 2022
3.524%	04/15/54	6,100	4,370,043
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55	3,500	2,649,036

			126,814,862

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 1.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41(a)	3,024	$2,112,120
2.650%	05/11/50	15,845	9,927,775
2.650%	02/08/51	3,500	2,174,282
2.700%	08/05/51	57,753	36,136,344
2.850%	08/05/61	49,816	29,826,347
2.950%	09/11/49	6,855	4,602,455
3.850%	08/04/46	40,406	32,711,245
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30(a)	1,875	1,849,028

			119,339,596

Electric — 14.3%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	5,450	3,991,396
3.950%	06/01/28	6,240	6,163,438
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	7,122,290
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	2,622,387
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,080	2,048,512
3.750%	12/01/47	10,015	7,586,544
3.800%	06/15/49(a)	10,675	7,956,106
4.000%	12/01/46	5,000	3,951,647
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44	4,500	3,711,144
Ameren Illinois Co.,
First Mortgage
2.900%	06/15/51	2,810	1,767,976
3.700%	12/01/47	12,200	9,196,832
4.500%	03/15/49	1,155	978,847
5.900%	12/01/52	2,310	2,375,073
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	6,361,393
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	5,350,584
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/47	18,010	13,622,397
4.250%	09/15/48	14,575	11,811,228
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	11,663	10,139,671
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	9,995	9,289,768
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	9,542,789

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	4,495	$4,012,424
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	18,764	12,168,300
3.650%	06/15/46	15,161	11,508,520
3.700%	03/01/45	4,751	3,667,171
3.800%	10/01/42	3,615	2,886,236
4.000%	03/01/48	4,598	3,636,485
4.000%	03/01/49	4,240	3,304,563
4.350%	11/15/45	5,560	4,705,808
4.600%	08/15/43	2,000	1,758,793
First Mortgage, Series 123
3.750%	08/15/47	10,400	7,884,252
First Mortgage, Series 127
3.200%	11/15/49	4,455	3,010,857
First Mortgage, Series 130
3.125%	03/15/51	805	533,957
First Mortgage, Series 131
2.750%	09/01/51	4,175	2,543,400
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	625	482,590
3.950%	03/01/43	4,905	3,988,843
5.700%	06/15/40	860	883,092
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56(a)	2,785	2,190,200
Consumers Energy Co.,
First Mortgage
3.750%	02/15/50	3,500	2,655,688
3.950%	05/15/43	4,000	3,269,672
4.350%	04/15/49	1,550	1,310,984
4.350%	08/31/64	6,840	5,292,914
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41	3,000	2,964,264
6.250%	10/15/53	990	1,070,152
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	12/01/44	4,774	4,088,197
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30(a)	5,173	4,918,721
4.050%	09/15/42	1,340	1,063,276
4.900%	08/01/41	8,810	7,953,956
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	13,704,736
3.700%	06/01/46	1,305	992,175
3.750%	08/15/47	7,900	6,008,941
3.950%	06/15/42(a)	5,800	4,691,840
4.300%	07/01/44	3,975	3,349,173
General Ref. Mortgage, Series A
4.000%	04/01/43	3,535	2,891,761
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	39,520	26,745,949

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
3.450%	04/15/51	380	$268,946
3.700%	12/01/47	7,456	5,601,045
3.950%	03/15/48	7,724	6,033,949
4.250%	12/15/41	12,900	11,049,182
6.050%	04/15/38	2,505	2,674,913
First Ref. Mortgage
2.950%	12/01/26	14,955	14,722,754
3.750%	06/01/45	17,780	13,823,541
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	5,691,584
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	5,923,359
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	10,903	10,395,913
6.450%	04/01/39	7,100	7,783,072
First Mortgage, Series WWW
4.900%	07/15/43	7,564	6,893,543
First Mortgage, Series YYY
3.250%	10/01/49	2,390	1,623,323
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	15,312,046
4.100%	03/15/43	1,200	991,384
4.150%	12/01/44	4,802	3,924,261
5.700%	04/01/35(a)	500	521,409
6.125%	09/15/33	4,400	4,712,041
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	4,207,975
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28	4,580	4,270,073
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31	2,500	2,307,261
4.200%	09/01/48	61,138	48,719,088
4.200%	04/01/50	530	420,347
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	3,123	2,318,624
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49(a)	18,180	12,790,326
4.500%	03/30/39	15,760	14,282,352
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	6,685	4,458,344
3.450%	04/15/50	4,420	3,069,384
4.100%	04/01/43	3,000	2,457,549
4.125%	03/01/42	3,010	2,486,880
4.250%	12/01/45	4,365	3,567,981
4.625%	09/01/43	2,780	2,377,929

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	$4,537,822
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46(a)	3,109	2,582,973
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	16,741,440
3.600%	06/01/29	10,000	9,643,967
4.300%	01/15/29	6,315	6,256,505
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	11,103	10,617,999
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51(a)	4,622	2,920,731
3.700%	12/01/47	3,870	2,934,474
3.950%	03/01/48	22,070	17,573,128
3.990%	03/01/49	22,600	17,779,119
4.050%	10/01/44	4,104	3,380,656
5.800%	03/15/65	7,692	7,799,651
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	4,653,227
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	5,803	5,010,999
4.300%	03/15/43	10,900	9,257,666
5.400%	06/01/40	3,109	3,171,585
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	1,770,950
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51(a)	1,086	744,751
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	6,105,275
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	11,179,492
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	675	578,438
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30	4,290	4,123,047
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	10,163,437
5.300%	07/01/43	1,000	915,964
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	11,775,812
3.650%	08/01/48	22,370	16,696,279
4.250%	07/15/49	14,505	11,788,695
4.400%	10/15/44	18,980	16,287,186

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Nevada Power Co.,
General Ref. Mortgage
6.000%	03/15/54	9,037	$9,196,029
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	8,166,720
General Ref. Mortgage, Series GG
5.900%	05/01/53	184	183,379
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	6,525	4,950,110
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	1,238,320
3.400%	08/15/42	8,450	6,487,564
3.600%	05/15/46	17,056	12,863,033
3.600%	09/15/47	11,350	8,466,961
4.000%	08/15/45	4,830	3,883,939
4.125%	05/15/44	8,520	7,054,931
5.650%	06/15/54	26,195	26,437,222
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	3,414,645
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	7,171,288
4.550%	03/15/44	1,325	1,139,002
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	05/15/50	27,148	19,750,728
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40	2,185	1,566,004
3.500%	08/01/50	5,494	3,519,384
3.950%	12/01/47	36,215	25,497,480
4.000%	12/01/46	16,682	11,932,048
4.250%	03/15/46	10,000	7,432,096
4.300%	03/15/45	10,000	7,560,346
4.500%	07/01/40	33,445	27,822,225
4.750%	02/15/44	8,542	6,919,168
4.950%	07/01/50	17,166	13,832,635
PacifiCorp,
First Mortgage
2.700%	09/15/30(a)	8,309	7,588,874
3.300%	03/15/51	10,860	7,024,625
4.125%	01/15/49	39,567	30,299,079
4.150%	02/15/50	21,524	16,419,023
5.350%	12/01/53	8,253	7,429,978
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	3,809,688
3.000%	09/15/49	3,922	2,573,979
3.050%	03/15/51	1,200	784,583
3.700%	09/15/47	7,507	5,692,227
3.900%	03/01/48	10,494	8,202,192
4.600%	05/15/52	1,545	1,320,186
First Ref. Mortgage
4.800%	10/15/43	1,575	1,406,659

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	4,105	$2,696,280
3.950%	06/01/47	28,190	22,413,692
4.125%	06/15/44	4,450	3,726,358
6.250%	05/15/39	500	551,375
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	27,051,493
7.750%	03/01/31	8,824	10,154,220
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	7,040,608
3.700%	06/15/28	2,000	1,976,358
4.100%	06/15/48	4,735	3,678,543
4.300%	03/15/44	165	135,812
5.250%	04/01/53	6,550	6,006,066
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
4.000%	06/01/44(a)	2,000	1,596,311
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
4.434%	11/15/41	1,787	1,509,750
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	31,545	24,496,767
5.350%	05/15/35(a)	6,997	7,138,160
5.350%	05/15/40	773	756,386
6.000%	06/01/39(a)	5,700	5,981,342
First Mortgage, Series RRR
3.750%	06/01/47	2,866	2,115,539
First Mortgage, Series TTT
4.100%	06/15/49	5,875	4,501,100
Sempra,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	14,463,549
3.400%	02/01/28	19,265	18,807,890
Sierra Pacific Power Co.,
General Ref. Mortgage
5.900%	03/15/54	5,000	5,015,493
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	26,242	17,488,710
First Ref. Mortgage
4.000%	04/01/47	28,115	20,205,089
4.050%	03/15/42	7,200	5,434,589
4.650%	10/01/43	1,950	1,575,545
5.500%	03/15/40	11,962	11,229,884
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	5,000	3,685,131
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	2,982,464
4.125%	03/01/48	5,150	3,738,777
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	13,865	12,706,486

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	$3,274,074
4.500%	08/15/41	550	477,153
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	6,141,546
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,157,216
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	7,029,704
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	1,130,916
4.450%	02/15/44	1,210	1,027,023
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	2,765	2,735,693
Sr. Unsec’d. Notes, Series B
3.800%	09/15/47	710	533,161
Sr. Unsec’d. Notes, Series C
4.625%	05/15/52	22,842	19,265,783
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	1,335	1,170,880
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	24,065	23,751,060
4.300%	07/15/29	6,970	6,871,839
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	850	695,065
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	4,442,516
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	5,071,099

			1,386,070,403

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46(a)	3,225	2,648,848

Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	4,969,448
5.500%	07/31/47	15,700	12,939,547

			17,908,995

Entertainment — 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	6,990	4,697,210

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
5.141%	03/15/52(a)	3,941	$2,431,045

			7,128,255

Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
6.200%	03/01/40	5,000	5,447,770

Foods — 1.7%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	548,526
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	4,920	4,301,554
4.375%	02/02/52(a)	16,656	12,855,157
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA
Food Co.,
Gtd. Notes, 144A
6.250%	03/01/56	3,990	4,002,875
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
6.375%	02/25/55(a)	4,320	4,418,152
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	3,117	3,076,263
4.625%	10/01/39	3,500	3,142,214
5.200%	07/15/45(a)	15,870	14,381,527
Gtd. Notes, 144A
7.125%	08/01/39	5,165	5,798,716
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48	1,753	1,485,053
5.000%	04/15/42	1,150	1,048,549
5.150%	08/01/43	450	417,242
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	18,551,835
4.125%	04/01/54	11,735	9,083,213
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	6,188	4,336,033
5.700%	05/01/55	30,655	30,578,048
5.800%	05/01/65	5,755	5,750,306
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38	20,000	17,858,483
Sysco Corp.,
Gtd. Notes
3.300%	07/15/26	6,265	6,192,280
4.500%	04/01/46	4,255	3,563,582
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	14,835	14,633,411

			166,023,019

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41(a)		3,000	$3,044,145

Gas — 1.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49		13,650	9,492,686
6.200%	11/15/53		2,436	2,635,361
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44		6,745	5,962,698
5.650%	02/01/45		2,260	2,205,227
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48		14,125	11,825,334
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		12,500	12,112,487
4.650%	08/01/43		5,960	5,169,694
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44		2,500	2,080,042
First Mortgage, Series VV
4.300%	01/15/49		8,650	6,950,897
First Mortgage, Series WW
3.950%	02/15/50		26,720	20,034,714
First Mortgage, Series XX
2.550%	02/01/30(a)		1,835	1,686,909
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48		11,445	8,893,024
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26		9,414	9,308,239
3.950%	10/01/46		5,520	4,242,851
4.400%	06/01/43		750	629,913
4.400%	05/30/47		27,369	22,260,709

				125,490,785

Healthcare-Products — 0.2%
Alcon Finance Corp.,
Gtd. Notes, 144A
5.750%	12/06/52(a)		3,955	3,924,167
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	5,215	4,524,572
Medtronic, Inc.,
Gtd. Notes
4.150%	10/15/53	EUR	4,685	5,317,484
4.625%	03/15/45		1	899
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41		2,485	1,781,820

				15,548,942

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services — 4.1%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28(a)	7,005	$6,930,202
4.272%	08/15/48	8,950	7,364,204
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	3,338	2,671,692
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	17,663	14,093,327
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47	6,650	5,448,354
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	17,240	16,995,117
3.875%	10/15/47	6,870	5,155,872
4.375%	10/15/28	25,005	25,038,044
4.500%	02/25/26	11,024	11,015,430
4.800%	07/15/46	5,065	4,403,121
4.900%	12/15/48	5,308	4,632,701
5.375%	02/15/42(a)	3,650	3,438,940
Sr. Unsec’d. Notes
2.375%	03/15/31(a)	16,605	14,761,473
3.200%	03/15/40	9,125	6,973,548
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114	2,875	2,418,191
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48(a)	12,000	9,202,603
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	3,265	2,583,806
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	3,360	2,365,055
3.700%	09/15/49	8,819	6,316,604
4.625%	05/15/42	2,600	2,277,624
4.650%	01/15/43	1,000	875,914
4.850%	08/15/54	510	427,979
5.100%	01/15/44	720	662,541
5.850%	11/01/64	16,830	16,347,145
HCA, Inc.,
Gtd. Notes
4.625%	03/15/52	3,740	3,005,876
5.875%	02/01/29(a)	5,400	5,604,676
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	21,125	16,739,544
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	10,969	8,986,716
4.875%	04/01/42	1,000	927,550
Unsec’d. Notes, Series 2021
3.002%	06/01/51	11,245	7,287,429

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50(a)	3,405	$2,220,857
MyMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	3,665,544
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	2,800	2,393,284
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	640	497,324
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	2,225	1,522,170
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	10,333,752
4.784%	07/01/44	7,305	6,602,702
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43	700	708,307
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	1,005	681,126
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	2,311,641
Unsec’d. Notes
4.089%	10/01/48	2,208	1,752,990
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	2,285	1,423,633
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30(a)	10,560	9,825,122
3.450%	06/01/26	4,715	4,675,307
5.750%	01/30/40(a)	1,251	1,246,732
6.950%	07/01/37	1,704	1,918,487
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51(a)	9,985	6,106,794
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	3,150	2,789,714
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28(a)	2,400	2,361,644
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5,400	4,410,955
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	3,189,904
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	5,000	3,673,341
3.950%	10/15/42	2,060	1,668,745
4.250%	04/15/47	13,715	11,095,750
4.450%	12/15/48	2,000	1,655,752

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
4.625%	11/15/41	(a)	4,601	$4,121,244
4.750%	07/15/45		6,770	5,988,855
4.750%	05/15/52		10,905	9,298,073
4.950%	05/15/62		7,570	6,508,554
5.200%	04/15/63		35,500	31,588,138
5.375%	04/15/54	(a)	6,532	6,102,872
5.500%	07/15/44		3,255	3,171,373
5.750%	07/15/64		20,375	19,811,053
5.800%	03/15/36		3,945	4,142,574

				394,415,591

Home Builders — 0.0%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25		915	915,159

Household Products/Wares — 0.0%
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43		425	338,602

Insurance — 2.7%
Allstate Corp. (The),
Sub. Notes, Series B, 3 Month SOFR + 3.200%
7.526%(c)	08/15/53		800	799,267
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		8,532	7,945,037
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.550%	02/15/55		2,180	2,091,743
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43		2,895	2,552,176
Chubb INA Holdings LLC,
Gtd. Notes
2.850%	12/15/51		8,570	5,494,778
3.050%	12/15/61		10,935	6,757,950
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	10/15/52	(a)	15,000	9,295,466
3.500%	10/15/50		5,045	3,446,508
4.868%	06/01/44		14,360	12,678,336
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.100%	03/15/55		25,995	25,489,057
6.350%	03/22/54	(a)	4,130	4,176,258
Hartford Insurance Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29		465	437,336
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60		14,999	10,051,825
3.951%	10/15/50		31,115	22,785,372
4.569%	02/01/29	(a)	5,880	5,886,480
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		4,385	4,584,188
7.000%	06/15/40		6,248	6,926,396

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Markel Group, Inc.,
Sr. Unsec’d. Notes
3.450%	05/07/52		11,395	$7,658,418
3.500%	11/01/27		5,000	4,906,397
4.150%	09/17/50		8,815	6,758,635
4.300%	11/01/47		4,479	3,549,755
5.000%	03/30/43		100	89,363
5.000%	04/05/46		2,360	2,095,391
5.000%	05/20/49		18,590	16,261,526
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/55	(a)	16,745	16,140,203
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50		4,485	3,311,965
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,700	1,888,874
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		26,445	21,463,356
4.900%	09/15/44		350	314,977
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		39,768	29,621,357
5.750%	08/15/42		5,540	5,361,554
7.250%	03/15/28		2,707	2,874,288
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44		2,675	2,337,047
XL Group Ltd. (Bermuda),
Sr. Unsec’d. Notes
5.250%	12/15/43		2,962	2,852,159

				258,883,438

Internet — 0.6%
Alphabet, Inc.,
Sr. Unsec’d. Notes
5.300%	05/15/65		1,965	1,924,330
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.250%	05/12/61		23,000	14,974,480
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		13,385	13,049,435
5.550%	08/15/64		11,425	11,168,429
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
5.350%	09/15/54	(a)	14,040	13,120,182

				54,236,856

Lodging — 0.6%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34		13,500	12,957,881
5.000%	10/15/27		12,845	13,054,799
5.500%	04/15/37		10,820	10,821,512

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26		22,630	$22,355,972

				59,190,164

Machinery-Diversified — 0.5%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28		45,076	45,331,595

Media — 3.5%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27		150	154,648
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		20	13,706
4.800%	03/01/50		50	40,044
5.375%	04/01/38		13,155	12,395,507
5.375%	05/01/47		41,367	35,873,439
5.750%	04/01/48		41,760	37,999,197
6.484%	10/23/45		10,574	10,476,325
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51		34,931	21,233,574
2.937%	11/01/56		56,194	32,988,494
3.250%	11/01/39		54,500	42,635,634
3.400%	07/15/46		4,867	3,453,455
3.450%	02/01/50		54,000	37,127,901
3.750%	04/01/40	(a)	14,385	11,920,071
3.900%	03/01/38		18,880	16,355,223
3.969%	11/01/47		20,719	15,923,202
3.999%	11/01/49		9,318	7,089,087
4.000%	03/01/48		13,223	10,206,492
5.500%	05/15/64		60	55,856
Cox Communications, Inc.,
Gtd. Notes, 144A
5.950%	09/01/54	(a)	7,800	7,219,278
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		5,990	5,567,046
Paramount Global,
Sr. Unsec’d. Notes
3.700%	06/01/28		2,130	2,070,115
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		3,050	2,771,897
5.875%	11/15/40		8,615	8,268,383
6.550%	05/01/37	(a)	2,785	2,877,037
6.750%	06/15/39		3,678	3,814,102
Walt Disney Co. (The),
Gtd. Notes
5.400%	10/01/43	(a)	9,675	9,611,630
7.700%	10/30/25	(a)	429	433,185

				338,574,528

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining — 2.4%
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes
3.375%	11/01/28		12,250	$11,694,034
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35		5,000	5,480,977
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36		22,700	24,367,665
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		7,751	7,795,752
5.750%	05/01/43		7,399	7,452,633
7.500%	09/15/38		10,946	12,680,259
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		27,086	28,039,641
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.125%	02/21/32		11,300	11,560,161
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43	(a)	17,500	16,568,374
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27		17,887	17,898,966
6.875%	09/01/41		11,304	11,858,679
Sr. Unsec’d. Notes
6.250%	07/15/33		9,600	10,308,941
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		4,462	4,028,281
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.750%	11/02/51		6,301	3,786,244
5.200%	11/02/40		860	842,327
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.125%	08/21/42		785	660,424
4.750%	03/22/42		1,562	1,418,286
5.750%	03/14/55		27,390	27,227,605
5.875%	03/14/65		6,370	6,371,837
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32		4,800	4,496,207
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
6.750%	04/16/40		8,475	9,253,683
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33		2,000	2,111,896
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31		6,059	5,330,620
4.625%	12/15/27		5,811	5,780,171

				237,013,663

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing — 0.4%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26		11,200	$11,244,985
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29		4,175	4,009,752
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.875%	03/11/41		4,185	3,081,727
4.400%	05/27/45		4,260	3,704,591
Siemens Funding BV (Germany),
Gtd. Notes, 144A
5.800%	05/28/55		4,415	4,532,299
5.900%	05/28/65	(a)	4,355	4,509,433
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26		9,045	9,003,825

				40,086,612

Office/Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		46,065	44,919,526

Oil & Gas — 6.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		12,543	11,180,518
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30		3,883	3,691,332
5.800%	10/01/54		24,215	22,068,052
6.000%	06/13/33		24,010	24,668,234
BP Capital Markets America, Inc.,
Gtd. Notes
3.119%	05/04/26		6,752	6,683,379
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38		36,354	37,647,592
6.450%	06/30/33		2,000	2,123,198
6.500%	02/15/37		3,749	3,943,054
6.750%	02/01/39		2,910	3,099,991
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52		16,394	11,093,685
5.250%	06/15/37		2,231	2,097,217
5.400%	06/15/47		42,322	37,484,299
6.750%	11/15/39		11,798	12,678,874
Chevron USA, Inc.,
Gtd. Notes
5.250%	11/15/43		1,101	1,072,731
6.000%	03/01/41		3,550	3,759,117
ConocoPhillips Co.,
Gtd. Notes
3.758%	03/15/42	(a)	6,810	5,448,770
3.800%	03/15/52	(a)	27,200	19,743,214
4.025%	03/15/62		116	83,517
4.150%	11/15/34		847	790,739
4.300%	11/15/44	(a)	3,330	2,770,355

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
5.000%	01/15/35	(a)	4,765	$4,761,937
5.300%	05/15/53		27,835	25,703,002
5.650%	01/15/65		7,275	6,907,739
5.700%	09/15/63		12,905	12,362,034
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	(a)	3,675	3,076,070
5.000%	06/15/45		14,051	11,699,997
5.600%	07/15/41		21,825	20,167,472
5.875%	06/15/28	(a)	7,125	7,127,091
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		11,145	10,984,951
4.400%	03/24/51	(a)	19,760	15,266,133
5.750%	04/18/54		1,806	1,676,650
5.900%	04/18/64		7,000	6,493,182
6.250%	03/15/53		35,860	35,447,256
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	(a)	4,067	3,721,112
5.950%	07/15/55		20,635	21,005,905
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30		3,260	2,988,710
3.250%	11/18/49		6,000	4,194,822
3.625%	04/06/40		1,380	1,144,770
3.950%	05/15/43	(a)	2,796	2,325,173
5.100%	08/17/40		22,019	21,680,253
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.095%	08/16/49		13,000	8,705,102
3.567%	03/06/45	(a)	4,370	3,358,236
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54		11,375	9,312,130
5.125%	12/15/26		13,890	14,010,322
6.500%	03/01/41		6,214	6,485,141
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47		3,000	2,034,369
4.200%	03/15/48		21,150	14,495,888
6.200%	03/15/40		12,322	12,015,682
6.450%	09/15/36		5,522	5,653,635
7.500%	05/01/31		4,290	4,724,526
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31		1,000	1,092,754
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		6,575	6,317,589
6.350%	02/12/48		2,025	1,409,198
7.690%	01/23/50		12,200	9,577,000
Phillips 66,
Gtd. Notes
2.150%	12/15/30		10,600	9,338,303
3.300%	03/15/52		1,380	887,816

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Phillips 66 Co.,
Gtd. Notes
3.550%	10/01/26	(a)	11,680	$11,554,367
4.680%	02/15/45		500	419,601
4.900%	10/01/46		810	684,959
5.500%	03/15/55	(a)	3,059	2,789,703
5.650%	06/15/54	(a)	21,628	20,106,858
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		4,820	4,273,528
Shell Finance US, Inc.,
Gtd. Notes
4.000%	05/10/46		3,000	2,390,177
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	11/15/47		10,000	7,324,842
5.950%	12/01/34		1,000	1,034,311
6.800%	05/15/38		5,051	5,433,796
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29		17,441	17,048,101
TotalEnergies Capital SA (France),
Gtd. Notes
5.425%	09/10/64		6,760	6,305,835
5.638%	04/05/64		6,882	6,666,536
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	12/01/51		9,355	6,294,973
4.350%	06/01/28		25,440	25,444,194

				658,051,599

Oil & Gas Services — 0.3%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38		4,000	4,367,832
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43		9,350	8,125,743
5.000%	11/15/45	(a)	1,835	1,624,095
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		18,479	18,282,703

				32,400,373

Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30		2,715	2,469,109
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes
5.418%	01/15/35	(a)	5,000	5,054,607

				7,523,716

Pharmaceuticals — 5.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		91,680	80,326,876

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.300%	05/14/36			2,500	$2,357,437
4.400%	11/06/42			7,200	6,324,912
4.500%	05/14/35			4,945	4,777,413
4.550%	03/15/35			35,638	34,605,628
4.625%	10/01/42			3,115	2,808,780
4.700%	05/14/45			16,174	14,485,119
5.500%	03/15/64			875	848,646
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40			11,500	7,897,041
3.700%	03/15/52			3,330	2,424,457
3.900%	03/15/62			15,215	10,894,641
4.250%	10/26/49			14,610	11,830,266
4.350%	11/15/47			22,307	18,632,707
4.550%	02/20/48			8,519	7,322,652
5.650%	02/22/64			2,900	2,814,184
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29			57,035	54,194,776
3.875%	07/20/25			1,178	1,177,147
4.300%	03/25/28	(a)		9,442	9,402,107
4.780%	03/25/38	(a)		40,326	36,997,203
5.125%	07/20/45			41,205	36,444,004
5.300%	12/05/43			20,115	18,286,884
6.250%	06/01/27			1,000	1,034,998
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49		EUR	12,000	9,507,753
4.950%	02/27/63			3,000	2,724,298
5.000%	02/09/54			4,775	4,461,828
5.100%	02/09/64			11,435	10,628,570
5.200%	08/14/64			5,880	5,562,487
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
6.375%	05/15/38			10,000	11,093,882
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	(a)		8,585	5,904,227
3.400%	01/15/38			4,365	3,757,728
3.625%	03/03/37			6,385	5,706,757
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25			3,175	3,170,876
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51	(a)		4,188	2,573,169
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43			4,169	3,503,729
Novartis Capital Corp.,
Gtd. Notes
4.000%	11/20/45			4,625	3,855,979
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26			110	108,508

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		2,375	$1,767,625
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		41,068	33,236,410
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40		4,605	3,398,839
4.000%	06/22/50		5,990	3,990,647

				480,841,190

Pipelines — 9.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		4,460	4,118,975
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27		20,000	19,665,731
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.544%	11/15/53		3,620	3,741,019
6.714%	08/15/63		9,875	10,438,679
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29		6,975	7,082,431
5.600%	04/01/44		7,379	6,738,206
8.125%	08/16/30		6,000	6,981,840
Gtd. Notes, 144A
6.450%	11/03/36		10,766	10,996,333
6.750%	09/15/37		17,644	18,559,955
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44		915	773,647
Energy Transfer LP,
Gtd. Notes
5.000%	05/15/44		2,755	2,374,121
5.350%	05/15/45		2,875	2,593,427
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)	21,530	21,955,341
Sr. Unsec’d. Notes
4.200%	04/15/27		5,000	4,982,579
4.900%	03/15/35		19,017	18,219,687
5.000%	05/15/50		14,285	11,952,505
5.150%	02/01/43		4,450	3,888,617
5.300%	04/01/44		9,735	8,705,515
5.300%	04/15/47		2,500	2,202,149
5.400%	10/01/47		29,625	26,413,947
6.000%	06/15/48		8,083	7,774,394
6.050%	06/01/41		1,275	1,273,472
6.125%	12/15/45		30,335	29,819,097
6.200%	04/01/55	(a)	8,980	8,842,979
6.250%	04/15/49		35,265	34,825,665
7.500%	07/01/38		11,000	12,577,293
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38		19,814	19,909,996

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	01/31/51		14,570	$10,545,248
4.200%	01/31/50		16,790	13,323,736
4.250%	02/15/48		18,060	14,649,383
4.450%	02/15/43		7,935	6,865,690
4.850%	08/15/42		3,930	3,593,485
4.850%	03/15/44		5,775	5,210,644
4.900%	05/15/46		25,127	22,582,058
4.950%	10/15/54	(a)	3,110	2,719,762
5.100%	02/15/45		12,537	11,652,828
5.375%(ff)	02/15/78	(a)	7,380	7,255,054
5.700%	02/15/42		5,100	5,143,645
6.125%	10/15/39		3,937	4,196,921
6.450%	09/01/40		7,879	8,640,925
Gtd. Notes, Series D, 3 Month SOFR + 3.248%
7.573%(c)	08/16/77		4,312	4,308,984
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	(a)	19,904	17,674,143
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42		11,190	9,701,615
5.000%	08/15/42		2,010	1,797,961
5.000%	03/01/43		1,176	1,047,012
5.400%	09/01/44		878	813,935
6.500%	02/01/37		900	954,547
6.500%	09/01/39		5,545	5,884,529
6.550%	09/15/40		4,370	4,655,248
Gtd. Notes, MTN
6.950%	01/15/38		575	637,431
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	(a)	2,944	2,029,359
5.050%	02/15/46		1,759	1,554,909
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		13,187	11,675,191
4.700%	04/15/48		18,002	14,603,150
4.900%	04/15/58		9,705	7,816,345
5.200%	03/01/47		1,445	1,262,510
5.200%	12/01/47		15,735	13,717,173
5.500%	06/01/34		4,932	4,955,742
5.500%	02/15/49		41,550	37,585,854
5.650%	03/01/53	(a)	600	552,343
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27		1,162	1,154,020
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41		1,325	1,325,318
6.200%	09/15/43		18,615	18,534,391
6.850%	10/15/37		1,742	1,902,167
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30		8,745	8,175,435
3.400%	09/01/29		4,705	4,492,633

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
4.200%	03/15/45(a)	4,130	$3,111,559
4.450%	09/01/49	4,000	3,075,110
4.500%	03/15/50	6,068	4,676,694
4.550%	07/15/28	15,725	15,776,260
4.850%	02/01/49	17,700	14,403,849
4.950%	07/13/47	18,108	15,188,314
5.200%	07/15/48	4,999	4,350,393
6.050%	09/01/33	1,675	1,758,822
6.100%	11/15/32	3,926	4,151,047
6.625%	09/01/53	34,031	35,386,305
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,215	4,027,811
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	1,040,232
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45	565	464,590
Targa Resources Corp.,
Gtd. Notes
6.125%	03/15/33	5,000	5,274,056
6.125%	05/15/55	18,305	17,925,371
6.250%	07/01/52	9,000	8,914,292
6.500%	02/15/53	5,093	5,228,230
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	4,710	4,349,276
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.450%	08/01/42	5,603	4,766,134
4.600%	03/15/48	2,100	1,762,567
5.400%	08/15/41	1,544	1,481,779
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	8,053	6,737,148
5.500%	08/15/48	19,930	17,046,767
6.150%	04/01/33	1,085	1,128,178
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	3,770	3,565,245
3.500%	10/15/51	11,622	7,967,431
3.750%	06/15/27	990	978,830
4.900%	01/15/45	10,477	9,199,518
5.100%	09/15/45	13,042	11,826,676
5.300%	08/15/52	7,130	6,513,034
5.400%	03/04/44	22,544	21,181,309
5.750%	06/24/44	13,955	13,703,198
5.800%	11/15/43	3,434	3,404,200
6.300%	04/15/40	15,935	16,936,249

			879,899,398

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	4,600	4,547,981

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.000%	05/18/51(a)	3,500	$2,122,270
5.625%	05/15/54	21,480	20,096,056
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	1,195,875
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29	6,449	6,343,986
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	09/13/49(a)	1,495	1,003,987
3.800%	07/15/50(a)	4,300	3,182,474
Welltower OP LLC,
Gtd. Notes
2.750%	01/15/31	6,635	6,064,113
3.100%	01/15/30	7,500	7,101,893
4.250%	04/15/28(a)	9,620	9,635,556

			56,746,210

Retail — 1.1%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	19,661,726
4.500%	07/26/47	15,758	12,764,122
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	4,570	3,931,088
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	9,490	9,279,639
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	29,165	28,905,155
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50	1,335	936,428
3.900%	06/15/47	20,500	16,131,912
4.250%	04/01/46	9,395	7,865,490
5.300%	06/25/54(a)	1,765	1,693,660
5.400%	06/25/64	910	868,805
Macy’s Retail Holdings LLC,
Gtd. Notes
5.125%	01/15/42	1,875	1,282,835
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	5,035	3,654,557
4.600%	05/26/45	5,325	4,622,296

			111,597,713

Semiconductors — 1.1%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41	10,000	7,911,420
3.750%	02/15/51(a)	3,438	2,570,526

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	50,673	$42,743,387
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.100%	01/25/36	1,360	1,408,592
6.250%	01/25/35	8,144	8,550,094
Intel Corp.,
Sr. Unsec’d. Notes
3.734%	12/08/47	5,000	3,520,931
4.900%	08/05/52	2,813	2,324,937
5.050%	08/05/62	5,630	4,581,882
5.600%	02/21/54(a)	3,556	3,258,175
5.700%	02/10/53(a)	37,906	35,243,345

			112,113,289

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27	2,467	2,415,394

Software — 3.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/50	1,800	1,104,282
2.525%	06/01/50	189,649	117,244,882
2.675%	06/01/60	12,836	7,583,448
2.921%	03/17/52(a)	5,416	3,593,082
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	21,125	16,907,256
3.600%	04/01/50	16,050	11,216,810
3.800%	11/15/37	21,055	18,009,662
3.850%	07/15/36	9,668	8,499,437
3.900%	05/15/35	7,346	6,623,883
3.950%	03/25/51	1,920	1,416,586
4.000%	07/15/46	32,902	25,372,754
4.100%	03/25/61	1,180	851,310
4.125%	05/15/45	1,300	1,032,969
4.300%	07/08/34	2,032	1,927,838
4.375%	05/15/55	23,359	18,265,517
5.500%	09/27/64	2,042	1,857,317
5.550%	02/06/53	5,809	5,455,548
6.900%	11/09/52	26,335	29,283,267
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	3,885	3,874,868
Synopsys, Inc.,
Sr. Unsec’d. Notes
5.000%	04/01/32	11,842	11,992,915

			292,113,631

Telecommunications — 3.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41(a)	36,400	28,548,512
3.500%	09/15/53	65,637	44,436,513
3.550%	09/15/55	69,667	46,992,979
3.650%	09/15/59	82,309	55,195,828

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
3.800%	12/01/57	22,245	$15,563,748
4.500%	05/15/35	22,285	21,232,876
4.650%	06/01/44	19,400	16,743,032
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	3,000	2,666,267
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41	27,795	20,321,318
3.300%	02/15/51	24,035	15,925,645
4.375%	04/15/40	3,205	2,835,147
4.500%	04/15/50	4,300	3,552,537
5.500%	01/15/55	3,415	3,238,497
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40(a)	30,555	21,553,147
2.875%	11/20/50(a)	3,510	2,185,043
2.987%	10/30/56(a)	2,320	1,396,681
3.400%	03/22/41	12,000	9,252,707
3.700%	03/22/61	8,791	6,061,561
3.875%	03/01/52(a)	10,878	8,078,522
4.000%	03/22/50	15,566	11,873,580

			337,654,140

Transportation — 1.6%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	3,535	2,963,293
4.375%	09/01/42	8,705	7,625,875
4.400%	03/15/42	10,600	9,384,587
4.450%	03/15/43	11,312	9,970,658
4.550%	09/01/44	2,455	2,173,029
4.700%	09/01/45(a)	3,040	2,737,768
5.050%	03/01/41	1,620	1,554,691
5.150%	09/01/43	3,133	3,013,369
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	11/07/43	900	773,975
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.000%	12/02/41	3,135	2,275,468
4.800%	09/15/35	1,645	1,601,145
4.950%	08/15/45	10,000	9,092,620
6.125%	09/15/2115	14,400	14,490,425
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	5,890	5,763,993
3.350%	11/01/25	10,250	10,210,174
4.500%	08/01/54	8,850	7,408,824
4.750%	05/30/42	4,873	4,457,868
6.150%	05/01/37	1,000	1,084,163
6.220%	04/30/40	531	573,260
FedEx Corp.,
Gtd. Notes, 144A
4.100%	04/15/43	825	641,075
4.550%	04/01/46	6,975	5,669,082
4.750%	11/15/45	2,925	2,442,264

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50(a)	7,626	$4,997,979
3.942%	11/01/47	3,667	2,873,044
3.950%	10/01/42	1,140	930,776
4.050%	08/15/52	1,585	1,225,310
4.100%	05/15/2121	10,745	7,400,471
4.450%	06/15/45	1,700	1,449,975
4.650%	01/15/46	700	612,973
4.800%	08/15/43	852	747,348
4.837%	10/01/41(a)	1,080	995,511
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62	1,400	813,889
3.350%	08/15/46	4,300	3,095,192
3.799%	04/06/71	22,170	15,179,602
3.875%	02/01/55(a)	4,805	3,616,908
3.950%	08/15/59	5,100	3,762,280

			153,608,864

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26	4,325	4,206,431
3.400%	11/15/26	4,275	4,211,326

			8,417,757

Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
5.250%	03/01/35	7,215	7,310,033

TOTAL CORPORATE BONDS (cost $9,641,190,537)			8,489,985,374

MUNICIPAL BONDS — 1.8%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	7,674,239
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	8,403,892
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.563%	05/15/53	4,375	3,673,810

			19,751,941

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	4,267,012

Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	100	104,438

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Illinois (cont’d.)
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	6,636	$6,651,066

			6,755,504

Michigan — 0.3%
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	5,450	3,960,108
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	17,144	13,539,947
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,670	3,410,148
Taxable, Revenue Bonds, Series C
3.599%	04/01/47	5,000	4,149,989

			25,060,192

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	13,679,696
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	333,054

			14,012,750

New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	33,322,598
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	6,142,306

			39,464,904

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	1,300	1,091,305

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	8,016,736
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	3,526,654

			11,543,390

Texas — 0.4%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	1,025	829,069
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	6,000,305

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Texas (cont’d.)
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	$12,694,478
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	20,700	16,087,669

			35,611,521

Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	15,810	9,559,496
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	7,892,691

			17,452,187

TOTAL MUNICIPAL BONDS
(cost $220,371,074)			175,010,706

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bonds
1.875%	02/15/51(k)	25,380	14,260,388
4.625%	02/15/55(h)	59,255	57,699,556
4.750%	02/15/45	2,245	2,233,424
4.750%	05/15/55	6,770	6,732,977
5.000%	05/15/45	4,780	4,910,703
U.S. Treasury Notes
3.875%	08/15/34	20,770	20,286,448
4.250%	05/15/35	55,300	55,395,047
4.625%	02/15/35(k)	100,000	103,203,125

TOTAL U.S. TREASURY OBLIGATIONS (cost $261,632,223)			264,721,668

		Shares

PREFERRED STOCKS — 0.2%
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)		117,000	2,541,240

Financial Services — 0.2%
SCE Trust V, 5.450%(c), 3 Month SOFR + 4.052%, Series K, Maturing 03/15/26(oo)		565,000	12,882,000

TOTAL PREFERRED STOCKS (cost $17,050,000)			15,423,240

TOTAL LONG-TERM INVESTMENTS (cost $10,743,039,559)			9,531,886,856

	Shares	Value

SHORT-TERM INVESTMENTS — 4.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wb)	43,298,051	$43,298,051
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $360,047,149; includes $358,796,917 of cash collateral for securities on loan)(b)(wb)	360,302,642	360,050,431

TOTAL SHORT-TERM INVESTMENTS (cost $403,345,200)		403,348,482

TOTAL INVESTMENTS—102.4% (cost $11,146,384,759)		9,935,235,338
Liabilities in excess of other assets(z) — (2.4)%		(234,280,236)

NET ASSETS — 100.0%		$9,700,955,102

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $352,185,661; cash collateral of $358,796,917 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,594	5 Year U.S. Treasury Notes	Sep. 2025	$500,746,000	$4,874,702
4,136	10 Year U.S. Treasury Notes	Sep. 2025	463,749,000	8,716,764
1,127	10 Year U.S. Ultra Treasury Notes	Sep. 2025	128,777,365	2,860,101
11	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	1,310,375	32,017

				16,483,584

Short Positions:
188	2 Year U.S. Treasury Notes	Sep. 2025	39,108,406	(153,871)
284	10 Year Euro-Bund	Sep. 2025	43,540,095	215,427
4,635	20 Year U.S. Treasury Bonds	Sep. 2025	535,197,656	(18,077,210)

				(18,015,654)

				$(1,532,070)

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/25	MSI	EUR 28,283	$32,830,453	$33,319,878	$489,425	$—

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/25	BNY	EUR 28,283	$32,073,950	$33,319,878	$—	$(1,245,928)
Expiring 08/04/25	MSI	EUR 28,283	32,902,616	33,396,453	—	(493,837)

			$64,976,566	$66,716,331	—	(1,739,765)

					$489,425	$(1,739,765)

Credit default swap agreement outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	785,101	$(13,995,589)	$(17,627,992)	$(3,632,403)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$ 9,696,966
MLC	—	9,085,703

Total	$—	$18,782,669

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Security
Collateralized Loan Obligation	$—	$42,580,703	$—
Commercial Mortgage-Backed Securities	—	544,165,165	—
Corporate Bonds	—	8,489,985,374	—
Municipal Bonds	—	175,010,706	—
U.S. Treasury Obligations	—	264,721,668	—
Preferred Stocks	15,423,240	—	—
Short-Term Investments
Affiliated Mutual Funds	403,348,482	—	—

Total	$418,771,722	$9,516,463,616	$—

Other Financial Instruments*
Assets
Futures Contracts	$16,699,011	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	489,425	—

Total	$16,699,011	$489,425	$—

Liabilities
Futures Contracts	$(18,231,081)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,739,765)	—
Centrally Cleared Credit Default Swap Agreement	—	(3,632,403)	—

Total	$(18,231,081)	$(5,372,168)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Electric	14.3%
Banks	9.5
Pipelines	9.1
Oil & Gas	6.8
Commercial Mortgage-Backed Securities	5.6
Pharmaceuticals	5.0
Affiliated Mutual Funds (3.7% represents investments purchased with collateral from securities on loan)	4.2
Healthcare-Services	4.1
Media	3.5
Telecommunications	3.5
Software	3.0
Chemicals	2.8
U.S. Treasury Obligations	2.7
Insurance	2.7
Mining	2.4
Beverages	1.8
Municipal Bonds	1.8
Foods	1.7
Aerospace & Defense	1.6
Transportation	1.6
Commercial Services	1.3
Gas	1.3
Computers	1.2
Semiconductors	1.1
Retail	1.1
Auto Manufacturers	1.0
Biotechnology	0.8
Agriculture	0.7
Lodging	0.6
Real Estate Investment Trusts (REITs)	0.6

Airlines	0.6%
Internet	0.6
Building Materials	0.5
Machinery-Diversified	0.5
Office/Business Equipment	0.5
Collateralized Loan Obligation	0.4
Miscellaneous Manufacturing	0.4
Oil & Gas Services	0.3
Engineering & Construction	0.2
Healthcare-Products	0.2
Financial Services	0.2
Auto Parts & Equipment	0.1
Trucking & Leasing	0.1
Packaging & Containers	0.1
Water	0.1
Entertainment	0.1
Environmental Control	0.1
Real Estate	0.0	*
Forest Products & Paper	0.0	*
Electronics	0.0	*
Capital Markets	0.0	*
Shipbuilding	0.0	*
Home Builders	0.0	*
Household Products/Wares	0.0	*

	102.4
Liabilities in excess of other assets	(2.4)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$3,632,403	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	489,425		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,739,765
Interest rate contracts	Due from/to broker-variation margin futures	16,699,011	*	Due from/to broker-variation margin futures	18,231,081	*

		$17,188,436			$23,603,249

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts.	$—	$—	$(1,444,453)
Foreign exchange contracts	—	(4,145,848)	—
Interest rate contracts	26,445,165	—	—

Total	$26,445,165	$(4,145,848)	$(1,444,453)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(2,546,547)
Foreign exchange contracts	—	(2,010,259)	—
Interest rate contracts	(5,824,907)	—	—

Total	$(5,824,907)	$(2,010,259)	$(2,546,547)

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,189,000,670
Futures Contracts - Short Positions (1)	670,297,529
Forward Foreign Currency Exchange Contracts - Purchased (2)	42,649,139
Forward Foreign Currency Exchange Contracts - Sold (2)	102,935,114
Credit Default Swap Agreements - Buy Protection (1)	818,294,000

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$352,185,661	$(352,185,661)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNY	$—	$(1,245,928)	$(1,245,928)	$878,529	$(367,399)

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
MSI	$489,425	$(493,837)	$(4,412)	$—	$(4,412)

	$489,425	$(1,739,765)	$(1,250,340)	$878,529	$(371,811)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $352,185,661:
Unaffiliated investments (cost $10,743,039,559)	$9,531,886,856
Affiliated investments (cost $403,345,200)	403,348,482
Cash	245,041
Foreign currency, at value (cost $233)	234
Dividends and interest receivable	117,795,825
Receivable for investments sold	49,374,181
Unrealized appreciation on OTC forward foreign currency exchange contracts	489,425
Prepaid expenses	16,039

Total Assets	10,103,156,083

LIABILITIES
Payable to broker for collateral for securities on loan	358,796,917
Payable for investments purchased	28,325,539
Payable for Portfolio shares purchased	5,913,208
Accrued expenses and other liabilities	2,776,221
Due to broker-variation margin futures	2,301,318
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,739,765
Management fee payable	1,511,588
Due to broker-variation margin swaps	432,009
Distribution fee payable	396,662
Trustees’ fees payable	6,798
Affiliated transfer agent fee payable	956

Total Liabilities	402,200,981

NET ASSETS	$9,700,955,102

Net assets were comprised of:
Partners’ Equity	$9,700,955,102

Net asset value and redemption price per share, $9,700,955,102 / 696,693,773 outstanding shares of beneficial interest	$13.92

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$239,201,613
Affiliated dividend income	1,358,400
Unaffiliated dividend income	463,150
Income from securities lending, net (including affiliated income of $224,760)	224,812

Total income	241,247,975

EXPENSES
Management fee	23,635,644
Distribution fee	12,164,872
Custodian and accounting fees	242,812
Trustees’ fees	88,648
Professional fees	42,505
Audit fee	30,517
Shareholders’ reports	5,164
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,550
Miscellaneous	134,848

Total expenses	36,349,560
Less: Fee waiver and/or expense reimbursement	(1,339,058)

Net expenses	35,010,502

NET INVESTMENT INCOME (LOSS)	206,237,473

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(51,072))	(163,794,917)
Futures transactions	26,445,165
Forward currency contract transactions	(4,145,848)
Swap agreements transactions	(1,444,453)
Foreign currency transactions	(3,202,200)

(146,142,253)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $8,395)	275,546,806
Futures	(5,824,907)
Forward currency contracts	(2,010,259)
Swap agreements	(2,546,547)
Foreign currencies	77,560

265,242,653

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	119,100,400

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$325,337,873

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$206,237,473	$442,823,312
Net realized gain (loss) on investment and foreign currency transactions	(146,142,253)	(215,490,695)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	265,242,653	(204,335,949)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	325,337,873	22,996,668

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares purchased [54,086,429 and 115,674,066 shares, respectively]	(735,075,306)	(1,557,504,147)

TOTAL INCREASE (DECREASE)	(409,737,433)	(1,534,507,479)
NET ASSETS:
Beginning of period	10,110,692,535	11,645,200,014

End of period	$9,700,955,102	$10,110,692,535

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.47		$13.44	$12.24	$15.52	$15.58	$13.83

Income (Loss) From Investment Operations:
Net investment income (loss)	0.29		0.55	0.51	0.46	0.43	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		(0.52)	0.69	(3.74)	(0.49)	1.32

Total from investment operations	0.45		0.03	1.20	(3.28)	(0.06)	1.75

Net Asset Value, end of period	$13.92		$13.47	$13.44	$12.24	$15.52	$15.58

Total Return(b)	3.27%		0.22%	9.80%	(21.13)%	(0.39)%	12.65%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9,701		$10,111	$11,645	$11,992	$16,914	$18,536
Average net assets (in millions)	$9,813		$10,874	$11,628	$13,573	$17,448	$17,453
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.72	%(d)	0.72%	0.72%	0.73%	0.72%	0.72%
Expenses before waivers and/or expense reimbursement	0.75	%(d)	0.74%	0.74%	0.73%	0.72%	0.72%
Net investment income (loss)	4.24	%(d)	4.07%	4.09%	3.52%	2.83%	2.98%
Portfolio turnover rate(e)	12%		16%	11%	12%	12%	15%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.3%
AFFILIATED MUTUAL FUNDS — 25.7%
Domestic Equity — 21.2%
AST Large-Cap Growth Portfolio*	545,529	$54,983,842
AST Large-Cap Value Portfolio*	820,060	45,152,480
AST Small-Cap Equity Portfolio*	178,259	13,961,270
PGIM Jennison Natural Resources Fund	20,231	1,224,397

		115,321,989

Fixed Income — 0.1%
PSF PGIM High Yield Bond Portfolio*	83,649	629,877

International Equity — 4.4%
AST International Growth Portfolio*	724,372	23,650,746
PGIM Global Real Estate Fund	17,463	357,112

		24,007,858

TOTAL AFFILIATED MUTUAL FUNDS (cost $114,342,338)(wa)		139,959,724

COMMON STOCKS — 40.5%
Aerospace & Defense — 1.1%
Airbus SE (France)	534	111,713
Axon Enterprise, Inc.*	75	62,096
Boeing Co. (The)*	3,940	825,548
Curtiss-Wright Corp.	400	195,420
Elbit Systems Ltd. (Israel)	174	77,506
General Dynamics Corp.	2,050	597,903
General Electric Co.	4,260	1,096,482
HEICO Corp.	1,600	524,800
Howmet Aerospace, Inc.	800	148,904
Huntington Ingalls Industries, Inc.	40	9,658
Kongsberg Gruppen ASA (Norway)	5,925	229,783
L3Harris Technologies, Inc.	160	40,134
Lockheed Martin Corp.	810	375,143
Northrop Grumman Corp.	235	117,495
Rheinmetall AG (Germany)	124	262,595
Rolls-Royce Holdings PLC (United Kingdom)	36,466	483,271
RTX Corp.	2,020	294,960
Saab AB (Sweden) (Class B Stock)	780	43,612
Safran SA (France)	773	252,094
Singapore Technologies Engineering Ltd. (Singapore)	20,100	123,247
Textron, Inc.	150	12,044
Thales SA (France)	99	29,232
TransDigm Group, Inc.	56	85,156

		5,998,796

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	120	11,514
DSV A/S (Denmark)	110	26,384
Expeditors International of Washington, Inc.	140	15,995
FedEx Corp.	2,120	481,897
United Parcel Service, Inc. (Class B Stock)	2,330	235,190

		770,980

	Shares	Value

COMMON STOCKS (continued)
Automobile Components — 0.1%
Aptiv PLC (United Kingdom)*	3,800	$259,236
Cie Generale des Etablissements Michelin SCA (France)	2,104	78,257
Lear Corp.	500	47,490
Sumitomo Electric Industries Ltd. (Japan)	7,300	156,537

		541,520

Automobiles — 0.8%
Ferrari NV (Italy)	231	113,169
Ford Motor Co.	14,440	156,674
General Motors Co.	12,340	607,251
Honda Motor Co. Ltd. (Japan)	14,200	136,928
Mercedes-Benz Group AG (Germany)	4,944	288,038
Stellantis NV	5,865	58,745
Subaru Corp. (Japan)	2,800	48,542
Suzuki Motor Corp. (Japan)	2,500	30,141
Tesla, Inc.*(a)	8,215	2,609,577
Toyota Motor Corp. (Japan)	7,300	125,728

		4,174,793

Banks — 2.1%
ABN AMRO Bank NV (Netherlands), 144A, CVA	4,788	130,741
AIB Group PLC (Ireland)	15,317	126,409
ANZ Group Holdings Ltd. (Australia)	1,485	28,478
Banco Bilbao Vizcaya Argentaria SA (Spain)	14,520	223,583
Banco Santander SA (Spain)	26,549	219,849
Bank Hapoalim BM (Israel)	4,860	93,351
Bank Leumi Le-Israel BM (Israel)	5,127	95,391
Bank of America Corp.	15,390	728,255
Bank of Nagoya Ltd. (The) (Japan)	200	10,974
Barclays PLC (United Kingdom)	20,288	93,746
BNP Paribas SA (France)	2,106	188,912
BOC Hong Kong Holdings Ltd. (China)	58,000	252,488
Citigroup, Inc.	4,760	405,171
Citizens Financial Group, Inc.	440	19,690
Columbia Banking System, Inc.	9,200	215,096
Commonwealth Bank of Australia (Australia)	3,844	467,847
Credit Agricole SA (France)	10,725	202,899
Dah Sing Financial Holdings Ltd. (Hong Kong)	3,200	12,137
Daishi Hokuetsu Financial Group, Inc. (Japan)	800	18,473
Danske Bank A/S (Denmark)	1,395	56,977
DNB Bank ASA (Norway)	1,556	43,031
Fifth Third Bancorp	670	27,557
HSBC Holdings PLC (United Kingdom)	30,629	370,494
Huntington Bancshares, Inc.	1,440	24,134
ING Groep NV (Netherlands)	6,042	132,427
Intesa Sanpaolo SpA (Italy)	56,798	327,180
JPMorgan Chase & Co.	8,110	2,351,170
KeyCorp	990	17,246
Lloyds Banking Group PLC (United Kingdom)	84,091	88,423
M&T Bank Corp.	150	29,098

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	10,900	$148,606
Mizuho Financial Group, Inc. (Japan)	3,100	86,056
NatWest Group PLC (United Kingdom) .	38,036	267,125
Nordea Bank Abp (Finland)	8,098	120,156
PNC Financial Services Group, Inc. (The)	3,200	596,544
Popular, Inc. (Puerto Rico)	700	77,147
Regions Financial Corp.	900	21,168
Societe Generale SA (France)	822	47,022
Standard Chartered PLC (United Kingdom)	5,658	93,632
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,000	100,724
Sumitomo Mitsui Trust Group, Inc. (Japan)	700	18,618
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,288	17,243
Swedbank AB (Sweden) (Class A Stock)	1,750	46,351
Synovus Financial Corp.	1,700	87,975
Truist Financial Corp.	13,150	565,318
U.S. Bancorp	15,740	712,235
UniCredit SpA (Italy)	3,279	219,966
United Overseas Bank Ltd. (Singapore)	2,000	56,607
Wells Fargo & Co.	10,600	849,272
Zions Bancorp NA	900	46,746

		11,179,738

Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	760	52,288
Boston Beer Co., Inc. (The) (Class A Stock)*	300	57,243
Brown-Forman Corp. (Class B Stock)	150	4,037
Coca-Cola Co. (The)	15,170	1,073,278
Coca-Cola HBC AG (Italy)*	283	14,785
Constellation Brands, Inc. (Class A Stock)	130	21,148
Keurig Dr. Pepper, Inc.	1,340	44,300
Molson Coors Beverage Co. (Class B Stock)	170	8,175
Monster Beverage Corp.*	3,600	225,504
PepsiCo, Inc.	2,010	265,400

		1,766,158

Biotechnology — 0.7%
AbbVie, Inc.	5,550	1,030,191
Amgen, Inc.(a)	2,630	734,322
Biogen, Inc.*	1,450	182,106
BioMarin Pharmaceutical, Inc.*	1,100	60,467
CSL Ltd.	768	121,314
Exelixis, Inc.*	7,900	348,192
Genmab A/S (Denmark)*	372	77,253
Gilead Sciences, Inc.	7,330	812,677
Incyte Corp.*	160	10,896
Moderna, Inc.*	280	7,725
Regeneron Pharmaceuticals, Inc.	105	55,125

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Swedish Orphan Biovitrum AB (Sweden)*	1,446	$44,009
Vertex Pharmaceuticals, Inc.*	255	113,526

		3,597,803

Broadline Retail — 1.4%
Amazon.com, Inc.*	29,710	6,518,077
Coupang, Inc. (South Korea)*	9,500	284,620
eBay, Inc.	480	35,741
Next PLC (United Kingdom)	1,503	256,703
Prosus NV (China)*	5,595	313,916

		7,409,057

Building Products — 0.3%
A.O. Smith Corp.	120	7,868
AGC, Inc. (Japan)	700	20,535
Allegion PLC	90	12,971
Builders FirstSource, Inc.*	120	14,003
Carrier Global Corp.	6,800	497,692
Cie de Saint-Gobain SA (France)	1,913	224,730
Geberit AG (Switzerland)	26	20,476
Hayward Holdings, Inc.*	6,100	84,180
Johnson Controls International PLC	660	69,709
Lennox International, Inc.	35	20,064
Masco Corp.	210	13,516
Owens Corning	600	82,512
ROCKWOOL A/S (Denmark) (Class B Stock)	1,380	64,684
Trane Technologies PLC	1,425	623,309

		1,756,249

Capital Markets — 1.5%
3i Group PLC (United Kingdom)	4,683	265,021
Ameriprise Financial, Inc.	95	50,704
Amundi SA (France), 144A	2,087	169,164
Bank of New York Mellon Corp. (The)	7,610	693,347
Blackrock, Inc.	145	152,141
Blackstone, Inc.	730	109,193
Cboe Global Markets, Inc.	90	20,989
Charles Schwab Corp. (The)	2,190	199,816
CME Group, Inc.	360	99,223
Coinbase Global, Inc. (Class A Stock)*	200	70,098
Deutsche Bank AG (Germany)	7,553	223,912
Euronext NV (Netherlands), 144A	773	132,447
FactSet Research Systems, Inc.	35	15,655
Franklin Resources, Inc.	260	6,201
Goldman Sachs Group, Inc. (The)	910	644,053
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	400	21,515
Intercontinental Exchange, Inc.	3,270	599,947
Invesco Ltd.	24,070	379,584
JAFCO Group Co. Ltd. (Japan)	3,600	61,593
Janus Henderson Group PLC	10,900	423,356
KKR & Co., Inc.	670	89,130
MarketAxess Holdings, Inc.	640	142,938
Moody’s Corp.	155	77,747
Morgan Stanley	2,130	300,032
MSCI, Inc.	180	103,813

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Nasdaq, Inc.	5,810	$519,530
Nomura Holdings, Inc. (Japan)	32,700	215,483
Northern Trust Corp.	200	25,358
Plus500 Ltd. (Israel)	724	33,784
Raymond James Financial, Inc.	2,990	458,576
Robinhood Markets, Inc. (Class A Stock)*	5,400	505,602
S&P Global, Inc.	1,615	851,573
SBI Holdings, Inc. (Japan)	2,400	83,628
Singapore Exchange Ltd. (Singapore)	10,900	127,631
State Street Corp.	290	30,839
T. Rowe Price Group, Inc.	220	21,230
UBS Group AG (Switzerland)	6,151	208,837
Virtu Financial, Inc. (Class A Stock)	3,500	156,765

		8,290,455

Chemicals — 0.4%
Air Liquide SA (France)	57	11,753
Air Products & Chemicals, Inc.	220	62,053
Albemarle Corp.	100	6,267
Asahi Kasei Corp. (Japan)	25,900	184,376
Axalta Coating Systems Ltd.*	2,200	65,318
Celanese Corp.	800	44,264
CF Industries Holdings, Inc.	180	16,560
Corteva, Inc.	1,280	95,398
Dow, Inc.	700	18,536
DuPont de Nemours, Inc.	6,420	440,348
Eastman Chemical Co.	120	8,959
Ecolab, Inc.	1,250	336,800
International Flavors & Fragrances, Inc.	260	19,123
Linde PLC	1,370	642,777
LyondellBasell Industries NV (Class A Stock)	260	15,044
Mitsubishi Chemical Group Corp. (Japan)	15,200	79,891
Mosaic Co. (The)	260	9,485
Nitto Denko Corp. (Japan)	1,800	34,761
Olin Corp.	4,700	94,423
PPG Industries, Inc.	200	22,750
Sherwin-Williams Co. (The)	230	78,973
Yara International ASA (Brazil)	2,983	110,081

		2,397,940

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	7,892	121,882
Cintas Corp.	940	209,498
Copart, Inc.*	870	42,691
Dai Nippon Printing Co. Ltd. (Japan)	1,900	28,842
Republic Services, Inc.	170	41,924
Rollins, Inc.	280	15,798
TOPPAN Holdings, Inc. (Japan)	1,000	27,167
Veralto Corp.	4,450	449,227
Waste Management, Inc.	360	82,375

		1,019,404

Communications Equipment — 0.4%
Arista Networks, Inc.*	5,620	574,982
Cisco Systems, Inc.	18,280	1,268,266

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment (cont’d.)
F5, Inc.*	40	$11,773
Juniper Networks, Inc.	270	10,781
Motorola Solutions, Inc.	165	69,376
Nokia OYJ (Finland)	46,363	240,560
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	11,000	93,999

		2,269,737

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	106	7,368
Bouygues SA (France)	480	21,708
Eiffage SA (France)	1,293	181,684
Koninklijke BAM Groep NV (Netherlands)	3,405	30,374
MasTec, Inc.*	400	68,172
Quanta Services, Inc.	150	56,712
Vinci SA (France)	1,217	179,471

		545,489

Construction Materials — 0.1%
CRH PLC	4,200	385,560
Heidelberg Materials AG (Germany)	969	228,197
Martin Marietta Materials, Inc.	65	35,682
Vulcan Materials Co.	120	31,298

		680,737

Consumer Finance — 0.2%
American Express Co.	750	239,235
Capital One Financial Corp.	3,834	815,722
Synchrony Financial	3,090	206,226

		1,261,183

Consumer Staples Distribution & Retail — 0.8%
Carrefour SA (France)	4,968	70,080
Coles Group Ltd. (Australia)	12,016	164,765
Costco Wholesale Corp.	1,218	1,205,747
Dollar General Corp.	190	21,732
Dollar Tree, Inc.*	2,570	254,533
Kesko OYJ (Finland) (Class B Stock)	3,550	87,558
Koninklijke Ahold Delhaize NV (Netherlands)	5,175	216,141
Kroger Co. (The)	3,860	276,878
Sysco Corp.	490	37,113
Target Corp.	3,860	380,789
Tesco PLC (United Kingdom)	30,612	168,780
US Foods Holding Corp.*	4,500	346,545
Walgreens Boots Alliance, Inc.	590	6,773
Walmart, Inc.	11,030	1,078,513

		4,315,947

Containers & Packaging — 0.1%
Amcor PLC	2,260	20,769
Avery Dennison Corp.	80	14,038
Ball Corp.	300	16,827
Crown Holdings, Inc.	1,800	185,364
International Paper Co.	520	24,352
Packaging Corp. of America	90	16,961

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Containers & Packaging (cont’d.)
Smurfit WestRock PLC	490	$21,143

		299,454

Distributors — 0.0%
Genuine Parts Co.	140	16,983
LKQ Corp.	220	8,142
Pool Corp.	35	10,202

		35,327

Diversified Consumer Services — 0.0%
ADT, Inc.	4,800	40,656
Duolingo, Inc.*	200	82,004
H&R Block, Inc.	700	38,423

		161,083

Diversified REITs — 0.0%
Covivio SA (France)	1,196	75,831
Stockland (Australia)	4,498	15,897

		91,728

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	32,840	950,390
Deutsche Telekom AG (Germany)	8,831	323,246
Koninklijke KPN NV (Netherlands)	44,015	214,713
Orange SA (France)	3,666	55,827
Telia Co. AB (Sweden)	28,762	103,452
Verizon Communications, Inc.	9,360	405,007

		2,052,635

Electric Utilities — 0.5%
Alliant Energy Corp.	220	13,303
American Electric Power Co., Inc.	1,030	106,873
Chubu Electric Power Co., Inc. (Japan)	800	9,899
Constellation Energy Corp.	310	100,056
Duke Energy Corp.	770	90,860
Edison International	390	20,124
Enel SpA (Italy)	33,444	317,407
Entergy Corp.	430	35,742
Evergy, Inc.	200	13,786
Eversource Energy	370	23,539
Exelon Corp.	1,000	43,420
FirstEnergy Corp.	1,510	60,793
Iberdrola SA (Spain)	4,998	96,152
Kansai Electric Power Co., Inc. (The) (Japan)	10,000	118,598
NextEra Energy, Inc.	4,730	328,357
NRG Energy, Inc.	3,470	557,212
OGE Energy Corp.	6,000	266,280
PG&E Corp.	2,170	30,250
Pinnacle West Capital Corp.	120	10,736
PPL Corp.	730	24,740
Shikoku Electric Power Co., Inc. (Japan)	900	7,542
Southern Co. (The)	7,390	678,624
Xcel Energy, Inc.	570	38,817

		2,993,110

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	5,044	$302,281
AMETEK, Inc.	200	36,192
Eaton Corp. PLC	790	282,022
Emerson Electric Co.	560	74,665
Fuji Electric Co. Ltd. (Japan)	400	18,421
Fujikura Ltd. (Japan)	2,000	105,211
GE Vernova, Inc.	1,475	780,496
Generac Holdings, Inc.*	40	5,728
Hubbell, Inc.	50	20,420
Legrand SA (France)	140	18,764
Mitsubishi Electric Corp. (Japan)	3,100	66,678
nVent Electric PLC	5,100	373,575
Rockwell Automation, Inc.	1,420	471,681
Schneider Electric SE	228	61,215
Siemens Energy AG (Germany)*	3,027	353,799

		2,971,148

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	2,600	256,750
CDW Corp.	140	25,003
Corning, Inc.	3,260	171,443
Halma PLC (United Kingdom)	4,495	197,574
Jabil, Inc.	80	17,448
Keysight Technologies, Inc.*	680	111,425
Oki Electric Industry Co. Ltd. (Japan)	9,700	108,176
Ralliant Corp.*	113	5,495
TE Connectivity PLC (Switzerland)	300	50,601
Teledyne Technologies, Inc.*	45	23,054
Trimble, Inc.*	250	18,995
Vontier Corp.	1,100	40,590
Zebra Technologies Corp. (Class A Stock)*	1,355	417,828

		1,444,382

Energy Equipment & Services — 0.1%
Baker Hughes Co.	980	37,573
Halliburton Co.	860	17,527
Schlumberger NV	9,990	337,662

		392,762

Entertainment — 0.8%
Electronic Arts, Inc.	240	38,328
Konami Group Corp. (Japan)	1,200	189,722
Live Nation Entertainment, Inc.*	130	19,666
Netflix, Inc.*	1,432	1,917,634
Nintendo Co. Ltd. (Japan)	1,200	115,236
ROBLOX Corp. (Class A Stock)*	2,700	284,040
Sea Ltd. (Singapore), ADR*	2,100	335,874
Spotify Technology SA*	300	230,202
Take-Two Interactive Software, Inc.*	140	33,999
TKO Group Holdings, Inc.	40	7,278
Walt Disney Co. (The)	9,990	1,238,860
Warner Bros Discovery, Inc.*	2,210	25,327

		4,436,166

Financial Services — 1.5%
Apollo Global Management, Inc.	450	63,841

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Financial Services (cont’d.)
Berkshire Hathaway, Inc. (Class B Stock)*	5,560	$2,700,881
Corpay, Inc.*	70	23,227
Edenred SE (France)	2,990	92,871
Euronet Worldwide, Inc.*	1,700	172,346
Fidelity National Information Services, Inc.	2,930	238,531
Fiserv, Inc.*	570	98,274
Global Payments, Inc.	750	60,030
Industrivarden AB (Sweden) (Class A Stock)	330	11,997
Jack Henry & Associates, Inc.	80	14,414
Mastercard, Inc. (Class A Stock)	3,355	1,885,309
ORIX Corp. (Japan)	5,100	115,090
PayPal Holdings, Inc.*	6,980	518,754
Visa, Inc. (Class A Stock)	5,455	1,936,798
Washington H Soul Pattinson & Co. Ltd. (Australia)	3,594	99,358
Wise PLC (United Kingdom) (Class A Stock)*	1,500	21,428

		8,053,149

Food Products — 0.4%
Ajinomoto Co., Inc. (Japan)	1,600	43,397
Archer-Daniels-Midland Co.	480	25,334
Bunge Global SA	140	11,239
Conagra Brands, Inc.	17,390	355,973
General Mills, Inc.	1,850	95,849
Hershey Co. (The)	150	24,893
Hormel Foods Corp.	6,640	200,860
Ingredion, Inc.	2,700	366,174
J.M. Smucker Co. (The)	90	8,838
JDE Peet’s NV (Netherlands)	3,343	95,491
Kellanova	270	21,473
Kraft Heinz Co. (The)	2,470	63,776
Lamb Weston Holdings, Inc.	120	6,222
McCormick & Co., Inc.	250	18,955
Mondelez International, Inc. (Class A Stock)	1,280	86,323
Nestle SA	6,040	600,535
The Campbell’s Co.	160	4,904
Tyson Foods, Inc. (Class A Stock)	290	16,223
WH Group Ltd. (Hong Kong), 144A	239,500	230,828
Wilmar International Ltd. (China)	28,000	63,204

		2,340,491

Gas Utilities — 0.0%
Atmos Energy Corp.	130	20,035
Osaka Gas Co. Ltd. (Japan)	300	7,695
Tokyo Gas Co. Ltd. (Japan)	2,500	83,155

		110,885

Ground Transportation — 0.4%
Central Japan Railway Co. (Japan)	1,200	26,826
CSX Corp.	6,510	212,421
J.B. Hunt Transport Services, Inc.	80	11,488
Norfolk Southern Corp.	200	51,194
Old Dominion Freight Line, Inc.	160	25,968

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation (cont’d.)
Uber Technologies, Inc.*	10,020	$934,866
Union Pacific Corp.	3,500	805,280

		2,068,043

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	8,270	1,124,803
Align Technology, Inc.*	40	7,573
Baxter International, Inc.	510	15,443
Becton, Dickinson & Co.	290	49,952
Boston Scientific Corp.*	2,160	232,006
Cooper Cos., Inc. (The)*	170	12,097
Dexcom, Inc.*	3,490	304,642
Edwards Lifesciences Corp.*	590	46,144
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	6,279	137,916
GE HealthCare Technologies, Inc.	460	34,072
Hologic, Inc.*	190	12,380
Hoya Corp. (Japan)	900	106,886
IDEXX Laboratories, Inc.*	485	260,125
Insulet Corp.*	1,370	430,427
Intuitive Surgical, Inc.*	555	301,592
Medtronic PLC	6,270	546,556
ResMed, Inc.	150	38,700
Solventum Corp.*	140	10,618
STERIS PLC	1,700	408,374
Stryker Corp.	340	134,514
Zimmer Biomet Holdings, Inc.	170	15,506

		4,230,326

Health Care Providers & Services — 0.7%
Ambea AB (Sweden), 144A	3,100	36,978
Cardinal Health, Inc.	2,910	488,880
Cencora, Inc.	170	50,974
Centene Corp.*	6,090	330,565
Cigna Group (The)	1,970	651,243
CVS Health Corp.	2,950	203,491
DaVita, Inc.*	40	5,698
Elevance Health, Inc.	230	89,461
Encompass Health Corp.	1,700	208,471
Fresenius Medical Care AG (Germany)	4,292	246,598
HCA Healthcare, Inc.	180	68,958
Henry Schein, Inc.*	130	9,496
Humana, Inc.	720	176,026
Labcorp Holdings, Inc.	80	21,001
McKesson Corp.	505	370,054
Molina Healthcare, Inc.*	55	16,384
Quest Diagnostics, Inc.	80	14,370
Ship Healthcare Holdings, Inc. (Japan)	1,800	24,227
Sonic Healthcare Ltd. (Australia)	5,405	95,405
Tenet Healthcare Corp.*	1,300	228,800
UnitedHealth Group, Inc.	1,960	611,461
Universal Health Services, Inc. (Class B Stock)	40	7,246

		3,955,787

Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	130	9,442
Healthpeak Properties, Inc.	19,670	344,422

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care REITs (cont’d.)
Ventas, Inc.	440	$27,786
Welltower, Inc.	610	93,775

		475,425

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	276	51,649

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	570	8,755

Hotels, Restaurants & Leisure — 0.7%
Airbnb, Inc. (Class A Stock)*	430	56,906
Amadeus IT Group SA (Spain)	566	47,817
Aramark	1,000	41,870
Aristocrat Leisure Ltd. (Australia)	615	26,350
Booking Holdings, Inc.	193	1,117,323
Caesars Entertainment, Inc.*	180	5,110
Carnival Corp.*	1,040	29,245
Chipotle Mexican Grill, Inc.*	1,340	75,241
Darden Restaurants, Inc.	2,520	549,285
Domino’s Pizza, Inc.	30	13,518
DoorDash, Inc. (Class A Stock)*	340	83,813
Expedia Group, Inc.	1,730	291,816
Food & Life Cos. Ltd. (Japan)	900	43,765
Galaxy Entertainment Group Ltd. (Macau)	3,000	13,373
Hiday Hidaka Corp. (Japan)	800	18,351
Hilton Worldwide Holdings, Inc.	240	63,922
Las Vegas Sands Corp.	290	12,618
Marriott International, Inc. (Class A Stock)	200	54,642
Marriott Vacations Worldwide Corp.	700	50,617
McDonald’s Corp.	1,310	382,743
Metaplanet, Inc. (Japan)*	3,100	35,397
MGM Resorts International*	190	6,534
Norwegian Cruise Line Holdings Ltd.*	360	7,301
Royal Caribbean Cruises Ltd.(a)	1,050	328,797
Sodexo SA (France)	352	21,664
Starbucks Corp.	1,130	103,542
Wynn Resorts Ltd.	90	8,430
Yum! Brands, Inc.	3,180	471,212

		3,961,202

Household Durables — 0.2%
D.R. Horton, Inc.	280	36,097
Garmin Ltd.	130	27,133
Lennar Corp. (Class A Stock)	230	25,440
Mohawk Industries, Inc.*	40	4,194
NVR, Inc.*	4	29,543
Panasonic Holdings Corp. (Japan)	12,200	130,532
PulteGroup, Inc.	1,770	186,664
Sekisui House Ltd. (Japan)	3,600	79,234
Sony Group Corp. (Japan)	12,600	327,604

		846,441

Household Products — 0.4%
Church & Dwight Co., Inc.	250	24,028
Clorox Co. (The)	130	15,609
Colgate-Palmolive Co.	5,160	469,044
Essity AB (Sweden) (Class B Stock)	8,536	236,352

	Shares	Value

COMMON STOCKS (continued)
Household Products (cont’d.)
Henkel AG & Co. KGaA (Germany)	238	$17,261
Kimberly-Clark Corp.	2,030	261,708
Procter & Gamble Co. (The)	5,770	919,276
Reckitt Benckiser Group PLC (United Kingdom)	2,598	176,994

		2,120,272

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	580	6,102
Clearway Energy, Inc. (Class C Stock)	2,000	64,000
RWE AG (Germany)	849	35,478
Vistra Corp.	1,540	298,467

		404,047

Industrial Conglomerates — 0.3%
3M Co.	2,340	356,242
Hitachi Ltd. (Japan)	2,700	78,474
Honeywell International, Inc.	650	151,372
Sekisui Chemical Co. Ltd. (Japan)	7,000	126,775
Siemens AG (Germany)	1,997	512,946
Smiths Group PLC (United Kingdom)	6,704	206,780

		1,432,589

Industrial REITs — 0.1%
Americold Realty Trust, Inc.	4,200	69,846
Prologis, Inc.	4,420	464,630

		534,476

Insurance — 1.2%
Admiral Group PLC (United Kingdom)	2,772	124,481
Aflac, Inc.	510	53,785
AIA Group Ltd. (Hong Kong)	39,000	353,279
Allianz SE (Germany)	541	219,556
Allstate Corp. (The)	3,070	618,022
American International Group, Inc.	5,910	505,837
Aon PLC (Class A Stock)	220	78,487
Arch Capital Group Ltd.	390	35,509
Arthur J. Gallagher & Co.	260	83,231
Assurant, Inc.	40	7,900
AXA SA (France)	7,926	389,207
Brown & Brown, Inc.	290	32,152
Chubb Ltd.	2,480	718,506
Cincinnati Financial Corp.	150	22,338
Dai-ichi Life Holdings, Inc. (Japan)	10,100	76,786
Erie Indemnity Co. (Class A Stock)	30	10,404
Everest Group Ltd.	45	15,293
First American Financial Corp.	1,100	67,529
Globe Life, Inc.	90	11,186
Hartford Insurance Group, Inc. (The)	300	38,061
Insurance Australia Group Ltd. (Australia)	13,234	78,676
Japan Post Holdings Co. Ltd. (Japan)	9,700	89,844
Loews Corp.	200	18,332
Marsh & McLennan Cos., Inc.	2,700	590,328
MetLife, Inc.	6,390	513,884
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	300	194,800

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
NN Group NV (Netherlands)	2,499	$166,281
Phoenix Group Holdings PLC (United Kingdom)	9,316	84,283
Poste Italiane SpA (Italy), 144A	1,080	23,205
Principal Financial Group, Inc.	200	15,886
Progressive Corp. (The)	1,290	344,249
QBE Insurance Group Ltd. (Australia)	11,365	175,011
Suncorp Group Ltd. (Australia)	685	9,762
Swiss Re AG	720	124,551
Talanx AG (Germany)	1,491	193,296
Travelers Cos., Inc. (The)	200	53,508
Unipol Assicurazioni SpA (Italy)	4,680	92,686
W.R. Berkley Corp.	320	23,510
Willis Towers Watson PLC	105	32,183
Zurich Insurance Group AG (Switzerland)	182	127,350

		6,413,174

Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)	19,360	3,411,813
Alphabet, Inc. (Class C Stock)	15,870	2,815,179
Match Group, Inc.	210	6,487
Meta Platforms, Inc. (Class A Stock)	7,715	5,694,364
REA Group Ltd. (Australia)	341	54,001
Scout24 SE (Germany), 144A	925	127,695

		12,109,539

IT Services — 0.6%
Accenture PLC (Ireland) (Class A Stock)	2,170	648,591
Akamai Technologies, Inc.*	150	11,964
BIPROGY, Inc. (Japan)	200	8,362
Cognizant Technology Solutions Corp. (Class A Stock)	7,490	584,445
EPAM Systems, Inc.*	40	7,073
Fujitsu Ltd. (Japan)	3,200	77,630
Gartner, Inc.*	580	234,448
GoDaddy, Inc. (Class A Stock)*	140	25,208
International Business Machines Corp.	1,820	536,500
Kyndryl Holdings, Inc.*	1,200	50,352
NEC Corp. (Japan)	10,500	306,338
Obic Co. Ltd. (Japan)	1,400	54,439
SCSK Corp. (Japan)	4,200	126,536
Simplex Holdings, Inc. (Japan)	1,900	51,407
Snowflake, Inc. (Class A Stock)*	2,900	648,933
TIS, Inc. (Japan)	1,200	40,212
VeriSign, Inc.	80	23,104
Wix.com Ltd. (Israel)*	400	63,384

		3,498,926

Leisure Products — 0.0%
Asmodee Group AB (Sweden) (Class B Stock)*	864	11,475
Hasbro, Inc.	730	53,889

		65,364

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	1,590	187,636

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Bio-Techne Corp.	160	$8,232
Charles River Laboratories International, Inc.*	40	6,069
Danaher Corp.	3,240	640,030
IQVIA Holdings, Inc.*	170	26,790
Lonza Group AG (Switzerland)	153	109,420
Mettler-Toledo International, Inc.*	21	24,669
QIAGEN NV	589	28,378
Revvity, Inc.	520	50,295
Sartorius Stedim Biotech (France)	222	53,116
Thermo Fisher Scientific, Inc.	380	154,075
Waters Corp.*	60	20,942
West Pharmaceutical Services, Inc.	880	192,544

		1,502,196

Machinery — 0.6%
Allison Transmission Holdings, Inc.	4,700	446,453
Atlas Copco AB (Sweden) (Class B Stock)	2,898	41,246
Caterpillar, Inc.	475	184,400
Crane Co.	1,900	360,791
Cummins, Inc.	240	78,600
Deere & Co.	950	483,065
Dover Corp.	440	80,621
Epiroc AB (Sweden) (Class B Stock)	811	15,549
FANUC Corp. (Japan)	500	13,574
Flowserve Corp.	800	41,880
Fortive Corp.	340	17,724
IDEX Corp.	80	14,046
Illinois Tool Works, Inc.	270	66,757
Ingersoll Rand, Inc.	400	33,272
Komatsu Ltd. (Japan)	5,000	164,968
Mitsubishi Heavy Industries Ltd. (Japan)	6,300	157,654
Nordson Corp.	40	8,575
Otis Worldwide Corp.	1,500	148,530
PACCAR, Inc.	520	49,431
Parker-Hannifin Corp.	730	509,883
Pentair PLC	1,950	200,187
Schindler Holding AG (Switzerland)	51	18,528
Schindler Holding AG (Switzerland) (Part. Cert.)	46	17,129
Snap-on, Inc.	55	17,115
Stanley Black & Decker, Inc.	160	10,840
Tsubakimoto Chain Co. (Japan)	1,200	14,941
Wartsila OYJ Abp (Finland)	9,453	223,416
Westinghouse Air Brake Technologies Corp.	170	35,589
Xylem, Inc.	210	27,166
Yangzijiang Shipbuilding Holdings Ltd. (China)	24,000	41,882

		3,523,812

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	8	14,760
AP Moller - Maersk A/S (Denmark) (Class B Stock)	49	91,125

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Marine Transportation (cont’d.)
Kawasaki Kisen Kaisha Ltd. (Japan)	1,000	$14,162
Mitsui OSK Lines Ltd. (Japan)	2,300	76,819
Nippon Yusen KK (Japan)	2,100	75,548
SITC International Holdings Co. Ltd. (China)	5,000	16,030

		288,444

Media — 0.2%
Charter Communications, Inc. (Class A
Stock)*	295	120,599
Comcast Corp. (Class A Stock)	18,880	673,827
Fox Corp. (Class A Stock)	190	10,648
Fox Corp. (Class B Stock)	110	5,679
Interpublic Group of Cos., Inc. (The)	310	7,589
News Corp. (Class A Stock)	310	9,213
News Corp. (Class B Stock)	90	3,088
Omnicom Group, Inc.	200	14,388
Paramount Global (Class B Stock)(a)	490	6,321
Publicis Groupe SA (France)	730	82,450
WPP PLC (United Kingdom)	16,784	118,176

		1,051,978

Metals & Mining — 0.4%
ArcelorMittal SA (Luxembourg)	2,646	84,022
BHP Group Ltd. (Australia)	13,969	336,060
BlueScope Steel Ltd. (Australia)	5,924	90,273
Boliden AB (Sweden)*	6,934	216,684
Fortescue Ltd. (Australia)	9,573	96,230
Freeport-McMoRan, Inc.	11,520	499,392
JFE Holdings, Inc. (Japan)	2,900	33,735
Newmont Corp.	4,530	263,918
Nippon Steel Corp. (Japan)	3,700	69,974
Northern Star Resources Ltd. (Australia)	3,144	38,835
Nucor Corp.	540	69,952
Rio Tinto Ltd. (Australia)	683	48,350
Rio Tinto PLC (Australia)	3,059	178,046
Steel Dynamics, Inc.	140	17,921

		2,043,392

Multi-Utilities — 0.3%
Ameren Corp.	270	25,931
CenterPoint Energy, Inc.	650	23,881
Centrica PLC (United Kingdom)	13,402	29,736
CMS Energy Corp.	300	20,784
Consolidated Edison, Inc.	350	35,122
Dominion Energy, Inc.	830	46,912
DTE Energy Co.	2,710	358,967
E.ON SE (Germany)	5,564	102,520
Engie SA (France)	13,990	328,804
NiSource, Inc.	4,770	192,422
Public Service Enterprise Group, Inc.	500	42,090
Sembcorp Industries Ltd. (Singapore)	3,900	21,010
Sempra	1,630	123,505
WEC Energy Group, Inc.	320	33,344

		1,385,028

	Shares	Value

COMMON STOCKS (continued)
Office REITs — 0.0%
BXP, Inc.	150	$10,121
Vornado Realty Trust	1,600	61,184

		71,305

Oil, Gas & Consumable Fuels — 1.2%
APA Corp.	310	5,670
Chevron Corp.(a)	5,500	787,545
ConocoPhillips	2,360	211,786
Coterra Energy, Inc.	730	18,527
Devon Energy Corp.	12,350	392,854
Diamondback Energy, Inc.	160	21,984
ENEOS Holdings, Inc. (Japan)	21,000	104,094
EOG Resources, Inc.	4,860	581,305
EQT Corp.	590	34,409
Equinor ASA (Norway)	2,548	64,347
Expand Energy Corp.	210	24,557
Exxon Mobil Corp.(a)	17,700	1,908,060
Friedrich Vorwerk Group SE (Germany)	210	14,511
Hess Corp.	280	38,791
Kinder Morgan, Inc.	1,910	56,154
Marathon Petroleum Corp.	1,120	186,043
Occidental Petroleum Corp.	670	28,147
ONEOK, Inc.	620	50,611
Phillips 66	4,010	478,393
Shell PLC.	14,304	499,060
Targa Resources Corp.	190	33,075
Texas Pacific Land Corp.	19	20,072
TotalEnergies SE (France)	3,758	229,699
Valero Energy Corp.	320	43,014
Williams Cos., Inc. (The)	9,110	572,199

		6,404,907

Passenger Airlines — 0.1%
Delta Air Lines, Inc.	640	31,475
International Consolidated Airlines Group SA (United Kingdom)	37,680	177,519
Qantas Airways Ltd. (Australia)	25,607	180,902
Southwest Airlines Co.	590	19,140
United Airlines Holdings, Inc.*	330	26,278

		435,314

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	240	19,392
Kenvue, Inc.	1,900	39,767
Unilever PLC (United Kingdom)	4,509	275,167

		334,326

Pharmaceuticals — 1.5%
AstraZeneca PLC (United Kingdom)	1,433	199,429
Bristol-Myers Squibb Co.	14,010	648,523
Elanco Animal Health, Inc.*	15,900	227,052
Eli Lilly & Co.	2,280	1,777,328
Galderma Group AG (Switzerland)	375	54,508
GSK PLC	13,338	254,309
Hikma Pharmaceuticals PLC (United Kingdom)	3,715	101,379

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson	5,830	$890,533
Merck & Co., Inc.	13,250	1,048,870
Novartis AG	5,870	712,484
Novo Nordisk A/S (Denmark) (Class B Stock)	2,974	206,081
Orion OYJ (Finland) (Class B Stock)	2,023	152,197
Otsuka Holdings Co. Ltd. (Japan)	100	4,958
Pfizer, Inc.	28,300	685,992
Roche Holding AG	2,254	735,750
Sanofi SA	2,286	221,316
Takeda Pharmaceutical Co. Ltd. (Japan)	7,400	228,460
Viatris, Inc.	980	8,751
Zoetis, Inc.	450	70,178

		8,228,098

Professional Services — 0.3%
Automatic Data Processing, Inc.	2,405	741,702
Broadridge Financial Solutions, Inc.	120	29,164
Clarivate PLC*	10,100	43,430
Computershare Ltd. (Australia)	6,776	177,762
Concentrix Corp.	2,000	105,710
Dayforce, Inc.*	160	8,862
Equifax, Inc.	430	111,529
JAC Recruitment Co. Ltd. (Japan)	11,000	77,199
Jacobs Solutions, Inc.	530	69,669
Leidos Holdings, Inc.	120	18,931
Paychex, Inc.	720	104,731
Paycom Software, Inc.	40	9,256
Paylocity Holding Corp.*	500	90,595
Recruit Holdings Co. Ltd. (Japan)	1,800	105,852
Teleperformance SE (France)	252	24,476
Verisk Analytics, Inc.	140	43,610

		1,762,478

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	300	42,036
CoStar Group, Inc.*	420	33,768
Daito Trust Construction Co. Ltd. (Japan)	800	87,135
Howard Hughes Holdings, Inc.*	600	40,500
Jones Lang LaSalle, Inc.*	1,900	485,982
Swiss Prime Site AG (Switzerland)	115	17,264
Vonovia SE (Germany)	238	8,438

		715,123

Residential REITs — 0.0%
AvalonBay Communities, Inc.	140	28,490
Camden Property Trust	1,290	145,370
Equity Residential	340	22,947
Essex Property Trust, Inc.	50	14,170
Invitation Homes, Inc.	570	18,696
Mid-America Apartment Communities, Inc.	120	17,761
UDR, Inc.	250	10,207

		257,641

	Shares	Value

COMMON STOCKS (continued)
Retail REITs — 0.1%
Federal Realty Investment Trust	80	$7,599
Kimco Realty Corp.	560	11,771
Klepierre SA (France)	1,065	42,109
Realty Income Corp.	2,670	153,819
Regency Centers Corp.	140	9,972
Simon Property Group, Inc.	310	49,836
Vicinity Ltd. (Australia)	95,243	155,481

		430,587

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.*	2,200	312,180
Advantest Corp. (Japan)	2,000	148,262
Analog Devices, Inc.	3,490	830,690
Applied Materials, Inc.	810	148,287
ASML Holding NV (Netherlands)	770	617,029
Broadcom, Inc.	17,130	4,721,885
Cirrus Logic, Inc.*	400	41,702
Enphase Energy, Inc.*	110	4,362
First Solar, Inc.*	80	13,243
Infineon Technologies AG (Germany)	2,827	120,634
Intel Corp.	4,280	95,872
KLA Corp.	305	273,201
Lam Research Corp.	6,870	668,726
Lasertec Corp. (Japan)	500	67,030
Microchip Technology, Inc.	1,840	129,481
Micron Technology, Inc.	1,400	172,550
Monolithic Power Systems, Inc.	45	32,912
Nova Ltd. (Israel)*	222	62,933
NVIDIA Corp.	82,070	12,966,239
NXP Semiconductors NV (Netherlands)	260	56,807
ON Semiconductor Corp.*	420	22,012
QUALCOMM, Inc.	5,150	820,189
Renesas Electronics Corp. (Japan)	1,400	17,320
Skyworks Solutions, Inc.	160	11,923
Teradyne, Inc.	840	75,533
Texas Instruments, Inc.	2,000	415,240
Tokyo Electron Ltd. (Japan)	1,200	229,811

		23,076,053

Software — 4.0%
Adobe, Inc.*	1,580	611,270
ANSYS, Inc.*	90	31,610
AppLovin Corp. (Class A Stock)*	1,200	420,096
Atlassian Corp. (Class A Stock)*	800	162,472
Autodesk, Inc.*	190	58,818
Cadence Design Systems, Inc.*	375	115,556
Crowdstrike Holdings, Inc. (Class A Stock)*	245	124,781
CyberArk Software Ltd.*	100	40,688
Fair Isaac Corp.*	25	45,699
Fortinet, Inc.*	630	66,604
Gen Digital, Inc.	3,540	104,076
Intuit, Inc.	1,530	1,205,074
Microsoft Corp.	25,750	12,808,308
Monday.com Ltd.*	200	62,896
Nice Ltd. (Israel)*	104	17,629
Nutanix, Inc. (Class A Stock)*	3,500	267,540
Oracle Corp.	6,900	1,508,547

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Palantir Technologies, Inc. (Class A Stock)*	5,390	$734,765
Palo Alto Networks, Inc.*(a)	660	135,062
PTC, Inc.*	120	20,681
Roper Technologies, Inc.	110	62,352
Salesforce, Inc.	4,900	1,336,181
SAP SE (Germany)	1,417	433,289
ServiceNow, Inc.*	944	970,508
Synopsys, Inc.*	155	79,465
Tyler Technologies, Inc.*	40	23,714
Workday, Inc. (Class A Stock)*	190	45,600
Xero Ltd. (New Zealand)*	328	38,812
Zoom Communications, Inc. (Class A Stock)*	2,500	194,950

		21,727,043

Specialized REITs — 0.3%
American Tower Corp.	470	103,880
Crown Castle, Inc.	2,730	280,453
Digital Realty Trust, Inc.	320	55,786
EPR Properties	800	46,608
Equinix, Inc.	770	612,512
Extra Space Storage, Inc.	210	30,962
Iron Mountain, Inc.	1,690	173,343
Public Storage	1,760	516,419
SBA Communications Corp.	80	18,787
VICI Properties, Inc.	1,040	33,904
Weyerhaeuser Co.	720	18,497

		1,891,151

Specialty Retail — 0.7%
AutoZone, Inc.*	47	174,475
Avolta AG (Switzerland)*	1,635	89,060
Bath & Body Works, Inc.	3,900	116,844
Best Buy Co., Inc.	1,200	80,556
CarMax, Inc.*	1,160	77,964
Carvana Co.*	200	67,392
Clas Ohlson AB (Sweden) (Class B Stock)	525	17,961
Fast Retailing Co. Ltd. (Japan)	100	34,287
Five Below, Inc.*	800	104,944
Gap, Inc. (The)	4,900	106,869
Home Depot, Inc. (The)	3,230	1,184,247
JD Sports Fashion PLC (United Kingdom)	9,488	11,570
Kingfisher PLC (United Kingdom)	36,870	147,244
Lowe’s Cos., Inc.	3,310	734,390
O’Reilly Automotive, Inc.*	855	77,061
Ross Stores, Inc.	330	42,101
TJX Cos., Inc. (The)	4,310	532,242
Tractor Supply Co.	530	27,968
Ulta Beauty, Inc.*	545	254,962
Williams-Sonoma, Inc.	130	21,238
Zalando SE (Germany), 144A*	225	7,424

		3,910,799

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	50,990	10,461,618

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Dell Technologies, Inc. (Class C Stock)	310	$38,006
Hewlett Packard Enterprise Co.	1,300	26,585
HP, Inc.	4,230	103,466
NetApp, Inc.	210	22,376
Seagate Technology Holdings PLC	210	30,309
Super Micro Computer, Inc.*	500	24,505
Western Digital Corp.	350	22,396

		10,729,261

Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	241	56,257
Amer Sports, Inc. (Finland)*	9,200	356,592
Asics Corp. (Japan)	4,600	117,302
Deckers Outdoor Corp.*	150	15,460
Lululemon Athletica, Inc.*	115	27,322
LVMH Moet Hennessy Louis Vuitton SE (France)	152	79,554
NIKE, Inc. (Class B Stock)	1,170	83,117
Pandora A/S (Denmark)	548	96,555
Ralph Lauren Corp.	40	10,971
Tapestry, Inc.	1,310	115,031

		958,161

Tobacco — 0.3%
Altria Group, Inc.	1,680	98,498
British American Tobacco PLC (United Kingdom)	1,069	50,827
Imperial Brands PLC (United Kingdom)	6,307	249,191
Japan Tobacco, Inc. (Japan)	600	17,676
Philip Morris International, Inc.	7,040	1,282,195
Scandinavian Tobacco Group A/S (Denmark), 144A	972	12,900

		1,711,287

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)	400	46,800
Fastenal Co.	1,140	47,880
ITOCHU Corp. (Japan)	800	41,892
Marubeni Corp. (Japan)	4,100	82,649
Mitsubishi Corp. (Japan)	9,200	183,833
Sumitomo Corp. (Japan)	6,400	165,163
Toyota Tsusho Corp. (Japan)	10,800	244,633
United Rentals, Inc.	65	48,971
W.W. Grainger, Inc.	394	409,855
WESCO International, Inc.	2,300	425,960

		1,697,636

Water Utilities — 0.1%
American Water Works Co., Inc.	2,000	278,220
United Utilities Group PLC (United Kingdom)	11,340	178,069

		456,289

Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. (Japan)	300	21,812
Tele2 AB (Sweden) (Class B Stock)	4,004	58,448

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
T-Mobile US, Inc.		2,680	$638,537

			718,797

TOTAL COMMON STOCKS (cost $181,657,024)			220,845,427

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)		156	12,955
Volkswagen AG (Germany) (PRFC)		474	50,108

			63,063

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)		1,450	113,946

TOTAL PREFERRED STOCKS (cost $175,796)			177,009

UNAFFILIATED EXCHANGE-TRADED FUNDS — 2.1%
iShares Core S&P 500 ETF		700	434,630
iShares MSCI EAFE ETF(a)		2,000	178,780
Vanguard Dividend Appreciation ETF		53,910	11,033,760

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $11,400,032)			11,647,170

UNAFFILIATED FUND — 4.5%
AB Global Bond Fund, Inc.		3,506,503	24,405,263

(cost $24,349,600)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.3%
Automobiles — 1.3%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	400	408,255
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-04A, Class A, 144A
4.770%	02/20/29	830	836,089
Series 2023-03A, Class A, 144A
5.440%	02/22/28	400	404,982
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	151	153,022
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	75	76,483
Chase Auto Owner Trust,
Series 2022-AA, Class B, 144A
4.460%	04/25/28	200	200,257
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	600	611,480
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	500	502,130

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2024-01, Class A1, 144A
5.290%	04/15/29	500	$508,831
Series 2025-01, Class A1
4.630%	04/15/30	300	303,311
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	500	523,145
Series 2024-02, Class A, 144A
4.520%	03/11/37	600	603,488
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	504	503,560
Santander Drive Auto Receivables Trust,
Series 2022-06, Class C
4.960%	11/15/28	293	292,933
Series 2024-04, Class C
4.950%	04/15/30	300	301,731
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38	200	202,669
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	250	251,738
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	408	412,068

			7,096,172

Collateralized Loan Obligations — 2.7%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.799%(c)	04/20/37	1,000	1,003,622
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.889%(c)	04/20/37	1,000	1,003,917
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.711%(c)	07/20/34	750	750,745
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2022-32A, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.725%(c)	07/24/34	400	400,426
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.172%(c)	01/25/37	1,000	1,004,788
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
5.879%(c)	04/20/37	1,000	1,003,724
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.889%(c)	04/20/37	1,000	1,003,809

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2021-40A, Class A, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)
5.582%(c)	04/16/33	318	$318,551
Ocean Trails CLO,
Series 2020-10A, Class AR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.556%(c)	10/15/34	370	370,793
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.956%(c)	01/15/37	1,000	1,002,865
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.761%(c)	04/16/37	1,000	1,001,692
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.830%(c)	04/17/37	1,000	1,003,771
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.119%(c)	10/20/35	3,000	3,009,202
TICP CLO Ltd. (Cayman Islands),
Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.812%(c)	04/25/37	1,000	1,003,681
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.882%(c)	04/25/37	1,000	1,003,700

			14,885,286

Consumer Loans — 0.1%
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A
5.880%	06/25/59	118	118,696
OneMain Financial Issuance Trust,
Series 2022-02A, Class A, 144A
4.890%	10/14/34	231	231,247

			349,943

Home Equity Loans — 0.2%
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%(cc)	09/25/44	338	338,185
Series 2025-CES03, Class A1A, 144A
5.553%(cc)	03/25/55	480	482,640
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	128	129,651

			950,476

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loan — 0.0%
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	172	$170,137

TOTAL ASSET-BACKED SECURITIES (cost $23,304,721)			23,452,014

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
BANK,
Series 2019-BN19, Class A2
2.926%	08/15/61	900	849,709
Series 2019-BN20, Class A2
2.758%	09/15/62	809	756,903
Series 2021-BN38, Class A4
2.275%	12/15/64	1,500	1,284,879
Benchmark Mortgage Trust,
Series 2023-B40, Class A2
6.930%	12/15/56	383	405,757
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	800	845,244
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,466	1,385,191
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	1,077	1,058,064
MSWF Commercial Mortgage Trust,
Series 2023-02, Class A2
6.890%	12/15/56	500	527,738
Wells Fargo Commercial Mortgage Trust,
Series 2019-C53, Class A3
2.787%	10/15/52	200	186,960
Series 2020-C56, Class A4
2.194%	06/15/53	1,133	1,024,844

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,250,829)			8,325,289

CORPORATE BONDS — 5.0%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	470	462,747
3.550%	03/01/38	833	668,622

			1,131,369

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	350	311,420

Apparel — 0.0%
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	200	198,759

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	200	$198,631
4.000%	11/13/30	200	182,496
5.800%	03/08/29	200	200,464
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.050%	04/04/28	590	594,521
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	06/23/27	230	231,305
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.050%	03/27/28	285	286,253

			1,693,670

Banks — 1.2%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.552%(ff)	03/14/28	400	406,505
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	1,258	1,129,562
5.288%(ff)	04/25/34	300	306,111
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
5.367%(ff)	02/25/31	370	377,136
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	200	207,724
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	925	819,446
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
5.373%(ff)	01/10/29	325	330,322
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.218%(ff)	04/23/31	340	348,644
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.963%(ff)	01/25/33	822	738,569
Morgan Stanley,
Sr. Unsec’d. Notes
5.664%(ff)	04/17/36	205	212,507
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	1,000	876,110
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27	375	365,017
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.605%(ff)	04/23/36	405	418,048

			6,535,701

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
CORPORATE BONDS (continued)
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	200	$197,897

Chemicals — 0.0%
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30	200	202,250

Commercial Services — 0.2%
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27	125	124,271
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	30	30,380
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR 101	118,304
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52	445	372,670
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	150	137,795

			783,420

Diversified Financial Services — 0.1%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	550	543,898
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29	50	49,189
7.125%	03/15/26	43	43,629

			636,716

Electric — 0.4%
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	650	399,223
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	225	207,151
Pacific Gas & Electric Co.,
First Mortgage
3.950%	12/01/47	400	281,623
Public Service Co. of Colorado,
First Mortgage
5.350%	05/15/34	535	542,929
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	300	299,576
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	535	528,021

			2,258,523

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	200	$193,900
4.250%	10/31/26	370	367,225

			561,125

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	100	103,610
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42	75	50,399

			154,009

Foods — 0.3%
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	25	23,836
4.375%	01/31/32	310	290,158
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35	565	571,651
Smithfield Foods, Inc.,
Gtd. Notes, 144A
3.000%	10/15/30	500	455,098

			1,340,743

Healthcare-Services — 0.1%
Fred Hutchinson Cancer Center,
Sr. Unsec’d. Notes, Series 2022
4.966%	01/01/52	310	273,509
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.200%	04/15/63	195	173,512
5.300%	06/15/35	30	30,574

			477,595

Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	50	52,997

Home Builders — 0.1%
KB Home,
Gtd. Notes
4.000%	06/15/31	175	162,145
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	125	126,999

			289,144

Insurance — 0.1%
Lincoln National Corp.,
Sr. Unsec’d. Notes
5.852%	03/15/34	345	355,056

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	50	$49,829
5.500%	05/01/26	75	75,014
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.125%	07/01/49	175	145,351

			270,194

Mining — 0.1%
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/33	560	601,355

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	145	148,373

Oil & Gas — 0.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	675	601,678
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	470	500,582
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	250	247,000
7.750%	02/01/32	140	137,375
EQT Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	25,488
7.500%	06/01/30	25	27,477
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/31	275	266,011
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	490	486,570
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	900	905,004

			3,197,185

Pharmaceuticals — 0.0%
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50	315	209,859

Pipelines — 0.5%
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	500	525,957
Energy Transfer LP,
Sr. Unsec’d. Notes
5.150%	03/15/45	350	308,529

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	190	$157,402
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33	620	651,027
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	535	501,308
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	565	543,648

			2,687,871

Real Estate Investment Trusts (REITs) — 0.4%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	670	650,392
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	850	850,758
Kimco Realty OP LLC,
Gtd. Notes
4.850%	03/01/35	370	362,177
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	585	547,221

			2,410,548

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	385	301,956

TOTAL CORPORATE BONDS (cost $26,594,850)			27,007,735

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	227	208,181
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%(cc)	09/25/62	154	153,891
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.805%(c)	10/25/43	53	53,392
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	76	71,735
Fannie Mae REMIC,
Series 2014-17, Class SE, IO, 30 Day Average SOFR x (1) + 5.836% (Cap 5.950%, Floor 0.000%)
1.530%(c)	04/25/44	2,070	237,776
Series 2020-101, Class AI, IO
3.500%	01/25/51	102	19,188

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.645%(c)	08/25/52	1,460	$153,809
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	07/25/55	645	645,917
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.455%(c)	09/25/42	191	192,891
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	185	5,011
Series 5251, Class PO, PO
2.290%(s)	08/25/52	78	53,966
Series 5269, Class AD
2.000%	01/25/55	711	568,983
Series 5281, Class AY
2.500%	08/25/52	203	165,270
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	06/25/55	425	425,374
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	271	59,597
Series 406, Class PO, PO
1.204%(s)	10/25/53	303	248,180
Government National Mortgage Assoc.,
Series 2021-114, Class TI, IO
3.000%	06/20/51	171	24,747
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	314	8,063
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	351	9,345
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	290	9,417
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	717	18,099
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	224	5,253
Series 2022-093, Class IO, IO
3.000%	08/20/51	891	98,733
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	547	13,544
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	571	10,759
OBX Trust,
Series 2025-NQM08, Class A1, 144A
5.472%(cc)	03/25/65	295	295,892

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64	183	$174,826
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A
5.846%(cc)	08/25/44	203	204,403
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44	184	185,081
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.899%(c)	06/24/71	EUR 79	92,395
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61	100	92,510

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,330,044)			4,506,228

SOVEREIGN BONDS — 0.2%
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.000%	07/19/28	150	152,400
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30	200	201,350
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30	200	204,078
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	215	218,440
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR 115	123,377
3.125%	05/15/27	EUR 301	352,901

TOTAL SOVEREIGN BONDS (cost $1,154,103)			1,252,546

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%
Federal Home Loan Mortgage Corp.
2.000%	05/01/42	944	809,252
2.000%	02/01/51	954	759,885
2.500%	10/01/35	133	125,813
3.000%	09/01/50	2,277	1,991,145
3.000%	02/01/52	843	737,791
3.500%	06/01/37	100	96,073
3.500%	03/01/48	1,341	1,234,914
4.500%	07/01/47	853	831,578
5.000%	03/01/40	486	489,454
5.000%	06/01/53	552	541,965
5.000%	11/01/54	1,548	1,517,509
5.500%	04/01/54	1,935	1,935,182
Federal National Mortgage Assoc.
1.500%	11/01/50	839	631,797
2.000%	03/01/31	91	87,291
2.000%	01/01/32	192	182,251

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	11/01/50	1,352	$1,079,526
2.000%	03/01/51	1,887	1,501,581
2.000%	04/01/51	505	402,083
2.500%	07/01/32	107	102,331
2.500%	08/01/32	118	113,162
2.500%	09/01/32	113	108,223
2.500%	07/01/35	391	374,484
2.500%	11/01/36	477	447,858
2.500%	03/01/51	450	375,095
2.500%	12/01/51	1,213	1,014,958
2.500%	04/01/52	1,214	1,018,220
3.000%	06/01/36	460	442,819
3.000%	02/01/50	826	716,735
3.500%	03/01/52	380	346,298
3.500%	05/01/52	2,653	2,392,774
4.000%	06/01/52	1,357	1,264,705
4.000%	07/01/52	448	419,280
4.500%	07/01/52	156	149,036
4.500%	08/01/52	131	125,735
5.000%	06/01/52	749	738,040
Government National Mortgage Assoc.
2.000%	10/20/50	466	379,433
2.000%	01/20/51	449	365,597
3.000%	05/20/46	151	135,438
3.000%	11/20/47	158	141,296
3.500%	08/20/43	776	725,108
3.500%	10/20/46	685	635,780
3.500%	04/20/48	429	395,732
4.000%	11/20/47	683	643,720
4.000%	03/20/48	405	382,156
4.500%	08/20/48	545	530,530
4.500%	12/20/52	419	403,848
5.000%	03/20/53	67	66,337
5.500%	05/20/53	983	988,866
6.000%	TBA	1,000	1,013,474
6.000%	08/20/54	500	508,065
7.000%	07/20/54	319	329,068
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.250%	02/01/55	130	126,470
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	25	16,206

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $33,601,303)			32,891,967

U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bonds
4.000%	11/15/52	1,210	1,058,372
4.625%	02/15/55	100	97,375
4.750%	02/15/45(k)	530	527,267
U.S. Treasury Notes
4.000%	06/30/32	215	215,168
U.S. Treasury Strips Coupon
5.090%(s)	11/15/44	635	239,746
5.145%(s)	11/15/43(k)	3,000	1,194,012

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
5.519%(s)	05/15/41	900	$414,246

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,664,842)			3,746,186

TOTAL LONG-TERM INVESTMENTS (cost $432,825,482)			498,216,558

		Shares

SHORT-TERM INVESTMENTS — 9.6%
AFFILIATED MUTUAL FUNDS — 8.9%
PGIM Core Ultra Short Bond Fund(wa)		45,145,407	45,145,407
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $3,360,249; includes $3,333,494 of cash collateral for securities on loan)(b)(wa)		3,362,602	3,360,249

TOTAL AFFILIATED MUTUAL FUNDS (cost $48,505,656)			48,505,656

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.7%
U.S. Treasury Bills
4.269%	09/18/25	3,820	3,784,637

(cost $3,784,624)

OPTIONS PURCHASED*~ — 0.0% (cost $3)			237

TOTAL SHORT-TERM INVESTMENTS (cost $52,290,283)			52,290,530

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.9% (cost $485,115,765)			550,507,088

OPTIONS WRITTEN*~ — (0.0)% (premiums received $0)			(157)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.9% (cost $485,115,765)			550,506,931
Liabilities in excess of other assets(z) — (0.9)%			(5,023,919)

NET ASSETS — 100.0%			$545,483,012

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,230,232; cash collateral of $3,333,494 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	07/14/25	$(500)	$(395,694)
Federal National Mortgage Assoc.	3.000%	TBA	07/14/25	(1,000)	(865,140)
Federal National Mortgage Assoc.	5.000%	TBA	08/13/25	(500)	(489,716)
Government National Mortgage Assoc.	2.000%	TBA	07/21/25	(250)	(203,550)
Government National Mortgage Assoc.	3.000%	TBA	07/21/25	(250)	(221,090)
Government National Mortgage Assoc.	5.500%	TBA	07/21/25	(500)	(500,656)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,642,490)					$(2,675,846)

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.450%	25	$237
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.450%	25	—

Total Options Purchased (cost $3)								$237

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.450%	3.21%(A)	50	$(157)

(premiums received $0)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
7	2 Year U.S. Treasury Notes	Sep. 2025	$ 1,456,164	$6,812
61	5 Year U.S. Treasury Notes	Sep. 2025	6,649,000	71,495
16	10 Year U.S. Treasury Notes	Sep. 2025	1,794,000	24,229
8	10 Year U.S. Ultra Treasury Notes	Sep. 2025	914,125	1,833
8	20 Year U.S. Treasury Bonds	Sep. 2025	923,750	19,323
41	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	4,884,125	205,732
159	Mini MSCI EAFE Index	Sep. 2025	21,319,515	157,859
82	S&P 500 E-Mini Index	Sep. 2025	25,640,375	872,270
1	S&P Mid Cap 400 E-Mini Index	Sep. 2025	312,550	9,453

				$1,369,006

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/25	MSI	EUR	566	$657,337	$667,136	$9,799	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/25	BNY	EUR	566	$642,190	$667,136	$—	$(24,946)
Expiring 08/04/25	MSI	EUR	566	658,781	668,669	—	(9,888)

				$1,300,971	$1,335,805	—	(34,834)

						$9,799	$(34,834)

Credit default swap agreement outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	960	0.510%	$19,148	$21,555	$2,407

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest rate swap agreements outstanding at June 30, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
3,585	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.450%	$ —	$ (8,017)	$ (8,017)
1,745	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(11,512)	(11,512)
240	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.450%	44	(3,032)	(3,076)
3,570	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.450%	829	63,094	62,265
2,225	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.450%	(2,366)	(68,466)	(66,100)
505	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.450%	—	1,031	1,031
280	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.450%	127,811	125,711	(2,100)
220	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.450%	3,217	5,083	1,866
385	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.450%	—	7,366	7,366

				$129,535	$111,258	$(18,277)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.910%	JPM	09/19/25	(2,369)	$(9,729)	$—	$ (9,729)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	JPM	11/06/25	3,765	31,862	—	31,862

					$22,133	$—	$22,133

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$31,862	$(9,729)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$357,206
MLC	—	660,289
MSC	—	3,784,637

Total	$—	$4,802,132

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$115,321,989	$—	$—
Fixed Income	629,877	—	—
International Equity	24,007,858	—	—
Common Stocks	186,245,280	34,600,147	—
Preferred Stocks	—	177,009	—
Unaffiliated Exchange-Traded Funds	11,647,170	—	—
Unaffiliated Fund	24,405,263	—	—
Asset-Backed Securities
Automobiles	—	7,096,172	—
Collateralized Loan Obligations	—	14,885,286	—
Consumer Loans	—	349,943	—
Home Equity Loans	—	950,476	—
Student Loan	—	170,137	—
Commercial Mortgage-Backed Securities	—	8,325,289	—
Corporate Bonds	—	27,007,735	—
Residential Mortgage-Backed Securities	—	4,506,228	—
Sovereign Bonds	—	1,252,546	—
U.S. Government Agency Obligations	—	32,891,967	—
U.S. Treasury Obligations	—	3,746,186	—
Short-Term Investments
Affiliated Mutual Funds	48,505,656	—	—
U.S. Treasury Obligation	—	3,784,637	—
Options Purchased	—	237	—

Total	$410,763,093	$139,743,995	$—

Liabilities
Option Written	$—	$(157)	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,369,006	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	9,799	—
Centrally Cleared Credit Default Swap Agreement	—	2,407	—
Centrally Cleared Interest Rate Swap Agreements	—	72,528	—
OTC Total Return Swap Agreement.	—	31,862	—

Total	$1,369,006	$116,596	$—

Liabilities
Forward Commitment Contracts.	$—	$(2,675,846)	$—
OTC Forward Foreign Currency Exchange Contracts	—	(34,834)	—
Centrally Cleared Interest Rate Swap Agreements	—	(90,805)	—
OTC Total Return Swap Agreement.	—	(9,729)	—

Total	$—	$(2,811,214)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	34.6%
U.S. Government Agency Obligations	6.0
Unaffiliated Fund	4.5
Semiconductors & Semiconductor Equipment	4.2
Software	4.0
Banks	3.3
Collateralized Loan Obligations	2.7
Interactive Media & Services	2.2
Unaffiliated Exchange-Traded Funds	2.1
Automobiles	2.1
Technology Hardware, Storage & Peripherals	2.0
Pharmaceuticals	1.5
Commercial Mortgage-Backed Securities	1.5
Capital Markets	1.5
Financial Services	1.5
U.S. Treasury Obligations	1.4
Broadline Retail	1.4
Aerospace & Defense	1.3
Insurance	1.3
Oil, Gas & Consumable Fuels	1.2
Entertainment	0.8
Residential Mortgage-Backed Securities	0.8
Consumer Staples Distribution & Retail	0.8
Health Care Equipment & Supplies	0.8
Hotels, Restaurants & Leisure	0.7
Health Care Providers & Services	0.7
Specialty Retail	0.7
Biotechnology	0.7
Machinery	0.6
IT Services	0.6
Oil & Gas	0.6
Electric Utilities	0.5
Electrical Equipment	0.5
Pipelines	0.5
Chemicals	0.4
Real Estate Investment Trusts (REITs)	0.4
Food Products	0.4
Communications Equipment	0.4
Electric	0.4
Household Products	0.4
Ground Transportation	0.4
Diversified Telecommunication Services	0.4
Metals & Mining	0.4
Specialized REITs	0.3
Beverages	0.3
Professional Services	0.3
Building Products	0.3
Tobacco	0.3
Trading Companies & Distributors	0.3
Auto Manufacturers	0.3
Life Sciences Tools & Services	0.3
Electronic Equipment, Instruments & Components	0.3
Industrial Conglomerates	0.3
Multi-Utilities	0.3

Foods	0.3%
Media	0.3
Consumer Finance	0.2
Sovereign Bonds	0.2
Commercial Services & Supplies	0.2
Textiles, Apparel & Luxury Goods	0.2
Home Equity Loans	0.2
Household Durables	0.2
Commercial Services	0.2
Air Freight & Logistics	0.1
Wireless Telecommunication Services	0.1
Real Estate Management & Development	0.1
Construction Materials	0.1
Diversified Financial Services	0.1
Mining	0.1
Engineering & Construction	0.1
Construction & Engineering	0.1
Automobile Components	0.1
Industrial REITs	0.1
Healthcare-Services	0.1
Health Care REITs	0.1
Water Utilities	0.1
Passenger Airlines	0.1
Retail REITs	0.1
Independent Power & Renewable Electricity Producers	0.1
Energy Equipment & Services	0.1
Consumer Loans	0.1
Personal Care Products	0.1
Agriculture	0.1
Telecommunications	0.1
Containers & Packaging	0.1
Home Builders	0.1
Marine Transportation	0.1
Residential REITs	0.0	*
Apparel	0.0	*
Building Materials	0.0	*
Student Loan	0.0	*
Diversified Consumer Services	0.0	*
Multi-National	0.0	*
Gas Utilities	0.0	*
Diversified REITs	0.0	*
Office REITs	0.0	*
Leisure Products	0.0	*
Holding Companies-Diversified	0.0	*
Health Care Technology	0.0	*
Distributors	0.0	*
Hotel & Resort REITs	0.0	*
Options Purchased	0.0	*

	100.9
Option Written	(0.0	)*
Liabilities in excess of other assets	(0.9)

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$2,407	*	—	$—
Equity contracts	Due from/to broker-variation margin futures	1,039,582	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	9,799		Unrealized depreciation on OTC forward foreign currency exchange contracts	34,834
Interest rate contracts	Due from/to broker-variation margin futures	329,424	*	—	—
Interest rate contracts	Due from/to broker-variation margin swaps	72,528	*	Due from/to broker-variation margin swaps	90,805	*
Interest rate contracts	Unaffiliated investments	237		Options written outstanding, at value	157
Interest rate contracts	Unrealized appreciation on OTC swap agreements	31,862		Unrealized depreciation on OTC swap agreements	9,729

		$1,485,839			$135,525

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$139,204
Equity contracts	—	—	2,461,522	—	—
Foreign exchange contracts	—	—	—	(45,373)	—
Interest rate contracts	674	519	(500,205)	—	(1,041,342)

Total	$674	$519	$1,961,317	$(45,373)	$(902,138)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$4,144
Equity contracts	—	—	1,625,907	—	—
Foreign exchange contracts	—	—	—	(29,390)	—
Interest rate contracts	(1,549)	1,769	507,524	—	957,964

Total	$(1,549)	$1,769	$2,133,431	$(29,390)	$962,108

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

(2) Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$90
Options Written (2)	1,300,000
Futures Contracts - Long Positions (2)	52,989,319
Futures Contracts - Short Positions (2)	1,649,193
Forward Foreign Currency Exchange Contracts - Purchased (3)	459,337
Forward Foreign Currency Exchange Contracts - Sold (3)	1,069,248
Interest Rate Swap Agreements (2)	22,164,333
Credit Default Swap Agreements - Sell Protection (2)	2,583,667
Total Return Swap Agreements (2)	10,186,319

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$3,230,232	$(3,230,232)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNY	$—	$(24,946)	$(24,946)	$—	$(24,946)
DB	237	(157)	80	—	80
JPM	31,862	(9,729)	22,133	—	22,133
MSI	9,799	(9,888)	(89)	—	(89)

	$41,898	$(44,720)	$(2,822)	$—	$(2,822)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $3,230,232:
Unaffiliated investments (cost $322,267,771)	$362,041,708
Affiliated investments (cost $162,847,994)	188,465,380
Foreign currency, at value (cost $137,159)	138,454
Receivable for investments sold	8,190,598
Dividends and interest receivable	972,472
Tax reclaim receivable	334,859
Due from broker-variation margin futures	215,106
Unrealized appreciation on OTC swap agreements	31,862
Unrealized appreciation on OTC forward foreign currency exchange contracts	9,799
Receivable from affiliate	1,111
Prepaid expenses and other assets	5,190

Total Assets	560,406,539

LIABILITIES
Payable for investments purchased	7,201,546
Payable to broker for collateral for securities on loan	3,333,494
Forward commitment contracts, at value (proceeds receivable $2,642,490)	2,675,846
Payable for Portfolio shares purchased	1,300,105
Accrued expenses and other liabilities	136,271
Management fee payable	114,283
Payable to affiliate	95,417
Unrealized depreciation on OTC forward foreign currency exchange contracts	34,834
Distribution fee payable	15,761
Unrealized depreciation on OTC swap agreements	9,729
Due to broker-variation margin swaps	2,590
Trustees’ fees payable	2,538
Affiliated transfer agent fee payable	956
Options written outstanding, at value (premiums received $0)	157

Total Liabilities	14,923,527

NET ASSETS	$545,483,012

Net assets were comprised of:
Partners’ Equity	$545,483,012

Net asset value and redemption price per share, $545,483,012 / 19,411,996 outstanding shares of beneficial interest	$28.10

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$3,516,399
Unaffiliated dividend income (net of $97,509 foreign withholding tax, of which $11,249 is reimbursable by an affiliate)	2,340,389
Affiliated dividend income	824,067
Income from securities lending, net (including affiliated income of $3,005)	3,101

Total income	6,683,956

EXPENSES
Management fee	2,119,698
Distribution fee	735,054
Custodian and accounting fees	110,216
Audit fee	19,852
Professional fees	12,158
Trustees’ fees	10,489
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,541
Shareholders’ reports	4,502
Miscellaneous	33,039

Total expenses	3,049,549
Less: Fee waiver and/or expense reimbursement	(515,354)
Distribution fee waiver	(182,696)

Net expenses	2,351,499

NET INVESTMENT INCOME (LOSS)	4,332,457

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $13,742,410)	41,701,460
Futures transactions	1,961,317
Forward currency contract transactions	(45,373)
Options written transactions	519
Swap agreements transactions	(902,138)
Foreign currency transactions	13,123

42,728,908

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,816,363))	(19,394,821)
Futures	2,133,431
Forward currency contracts	(29,390)
Options written	1,769
Swap agreements	962,108
Foreign currencies	28,632

(16,298,271)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	26,430,637

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,763,094

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,332,457	$10,583,683
Net realized gain (loss) on investment and foreign currency transactions	42,728,908	115,008,964
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(16,298,271)	(9,153,697)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,763,094	116,438,950

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [22,493 and 153,867 shares, respectively]	616,816	3,948,705
Portfolio shares purchased [6,393,251 and 13,956,314 shares, respectively]	(170,348,020)	(356,518,526)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(169,731,204)	(352,569,821)

TOTAL INCREASE (DECREASE)	(138,968,110)	(236,130,871)
NET ASSETS:
Beginning of period	684,451,122	920,581,993

End of period	$545,483,012	$684,451,122

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$26.55		$23.26	$19.80	$24.37	$21.11	$18.92

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19		0.32	0.31	0.18	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.36		2.97	3.15	(4.75)	3.32	2.24

Total from investment operations	1.55		3.29	3.46	(4.57)	3.26	2.19

Net Asset Value, end of period	$28.10		$26.55	$23.26	$19.80	$24.37	$21.11

Total Return(b)	5.84%		14.14%	17.47%	(18.75)%	15.44%	11.58%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$545		$684	$921	$1,023	$1,464	$1,394
Average net assets (in millions)	$593		$838	$980	$1,191	$1,449	$1,320
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80	%(d)	0.75%	0.76%	0.59%	0.26%	0.26%
Expenses before waivers and/or expense reimbursement	1.04	%(d)	1.02%	1.01%	0.74%	0.26%	0.26%
Net investment income (loss)	1.47	%(d)	1.26%	1.46%	0.85%	(0.26)%	(0.26)%
Portfolio turnover rate(e)	60%		92%	147%	316%	9%	154%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A201

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of June 30, 2025 consisted of 34 separate portfolios. The information presented in these financial statements pertains only to the 17 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The AST Government Money Market Portfolio seeks to maintain a stable $1.00 net asset value (“NAV”). The Board of Trustees has determined that the AST Government Money Market Portfolio, as a “government money market fund,” is not subject to liquidity fees. The Board has reserved its ability to change this determination with respect to liquidity fees, but such change would become effective only after providing appropriate prior notice to shareholders.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST Bond Portfolio 2025	Highest total return for a specific
(“Bond Portfolio 2025”)	period of time, consistent with the
AST Bond Portfolio 2026	preservation of capital and
(“Bond Portfolio 2026”)	liquidity needs. Total return is
AST Bond Portfolio 2027	comprised of current income and
(“Bond Portfolio 2027”)	capital appreciation.
AST Bond Portfolio 2028
(“Bond Portfolio 2028”)
AST Bond Portfolio 2029
(“Bond Portfolio 2029”)
AST Bond Portfolio 2030
(“Bond Portfolio 2030”)
AST Bond Portfolio 2031
(“Bond Portfolio 2031”)
AST Bond Portfolio 2032
(“Bond Portfolio 2032”)
AST Bond Portfolio 2033
(“Bond Portfolio 2033”)
AST Bond Portfolio 2034
(“Bond Portfolio 2034”)
AST Bond Portfolio 2035
(“Bond Portfolio 2035”)
AST Bond Portfolio 2036
(“Bond Portfolio 2036”)
AST Core Fixed Income Portfolio	Maximize total return, consistent
(“Core Fixed Income”)	with prudent investment
management and liquidity needs,
by investing to obtain the average
duration specified for the Core
Fixed Income Portfolio.

B1

Portfolio	Investment Objective(s)
AST Government Money Market Portfolio	High current income and to
(“Government Money Market”)	maintain high levels of liquidity
AST Investment Grade Bond Portfolio	Maximize total return, consistent
(“Investment Grade Bond”)	with the preservation of capital
and liquidity needs. Total return is
comprised of current income and
capital appreciation.
AST Multi-Sector Fixed Income Portfolio	Maximize total return, consistent
(“Multi-Sector Fixed Income”)	with preservation of capital. Total
return is comprised of current
income and capital appreciation.
AST Quantitative Modeling Portfolio	High potential return while
(“Quantitative Modeling”)	attempting to mitigate downside
risk during adverse market
cycles.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

The Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Portfolios, as listed in the Portfolios’ Statement of Additional Information, act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”) and/or AST Investment Services, Inc., the co-managers of the Portfolio, as applicable (collectively, the “Investment Manager” or “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

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For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated

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derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

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Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of

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Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the

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Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of each Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolio to cover each Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

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In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial

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sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the “Code”) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)

Bond Portfolio 2025, Bond Portfolio 2026

Bond Portfolio 2027, Bond Portfolio 2028

Bond Portfolio 2029, Bond Portfolio 2030

Bond Portfolio 2031, Bond Portfolio 2032

Bond Portfolio 2033, Bond Portfolio 2034

Bond Portfolio 2035, Bond Portfolio 2036

PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
Core Fixed Income	PFI; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited; J.P. Morgan
Investment Management Inc. (“J.P. Morgan”)
Government Money Market	PFI
Investment Grade Bond	PFI; PGIM Limited
Multi-Sector Fixed Income	PFI; PGIM Limited

B9

Portfolio	Subadviser(s)
Quantitative Modeling	Jennison Associates LLC (“Jennison” a wholly-owned subsidiary of PGIM, Inc.); PFI; PGIM Limited; PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” (a wholly-owned business unit of PGIM, Inc.))*

* The asset allocation strategy for the Portfolio is determined by the Investment Manager and PGIM Quantitative Solutions, as described in the Portfolio’s Prospectus. During the period ended June 30, 2025, Jennison was not allocated assets to manage.

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

Bond Portfolio 2025*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.16%

Bond Portfolio 2026*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.18%

Bond Portfolio 2027*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.30%

Bond Portfolio 2028*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.43%

Bond Portfolio 2029*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	— #

Bond Portfolio 2030*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.38%

B10

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

Bond Portfolio 2031*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.45%

Bond Portfolio 2032*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.45%

Bond Portfolio 2033*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	— #

Bond Portfolio 2034*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	— #

Bond Portfolio 2035*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	— #

Bond Portfolio 2036*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	— #

Core Fixed Income	0.4125% first $10 billion; 0.3925% in excess of $10 billion	0.41%	0.41%

Government Money Market	0.3000% first $3.25 billion; 0.2925% on next $2.75 billion; 0.2625% on next $4 billion; 0.2425% in excess of $10 billion	0.30%	0.30%

Investment Grade Bond*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.47%

Multi-Sector Fixed Income	0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% on next $2.5 billion; 0.4225% on next $2.5 billion; 0.4025% on next $5 billion; 0.3825% in excess of $20 billion	0.49%	0.46%

Quantitative Modeling	0.7225% first $500 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.72%	0.55%

B11

Portfolio	Fee Waivers and/or Expense Limitations
Bond Portfolio 2025, Bond Portfolio 2026,	contractually waive 0.02%
Bond Portfolio 2027, Bond Portfolio 2028,	through June 30, 2026;
Bond Portfolio 2029, Bond Portfolio 2030,	contractually limit expenses to 0.91%
Bond Portfolio 2031, Bond Portfolio 2032,	through June 30, 2026
Bond Portfolio 2033, Bond Portfolio 2034,
Bond Portfolio 2035 and Bond Portfolio 2036
Investment Grade Bond	contractually limit expenses to 0.99%
through June 30, 2026
Multi-Sector Fixed Income	contractually limit expenses to 0.7195%
through June 30, 2026
Quantitative Modeling	contractually waive 0.02%
through June 30, 2026(a)

* Management fees are calculated based on an aggregation of net assets of Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031, Bond Portfolio 2032, Bond Portfolio 2033, Bond Portfolio 2034, Bond Portfolio 2035, Bond Portfolio 2036 and Investment Grade Bond.

# The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.

(a) The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for the shares of each Portfolio. The 12b-1 fee is waived for the assets of Quantitative Modeling Portfolio that are invested in other Portfolios. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

PAD has contractually agreed to reduce its 12b-1 fees for each of the Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031, Bond Portfolio 2032, Bond Portfolio 2033, Bond Portfolio 2034, Bond Portfolio 2035, Bond Portfolio 2036 and Investment Grade Bond Portfolio (collectively, the “Bond Portfolios”), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Manager and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver
Up to and including $ 300 million	0.25	% (no waiver)
Over $300 million up to and including $ 500 million	0.23%
Over $500 million up to and including $ 750 million	0.22%
Over $750 million	0.21%

AST Investment Services, Inc., PGIM Investments, PAD, PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

B12

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc. and/or in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2 (together with PGIM Core Government Money Market Fund, the “Core Funds”), each registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2025, no Rule 17a-7 transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments

Quantitative Modeling	$11,249

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments

Quantitative Modeling	$16,073

B13

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2025, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales

Bond Portfolio 2025	$ 12,405,457	$38,891,415

Bond Portfolio 2026	24,509,262	7,773,547

Bond Portfolio 2027	3,242,122	3,555,689

Bond Portfolio 2028	364,086	6,698,698

Bond Portfolio 2029	77,837	703,600

Bond Portfolio 2030	1,618,690	5,337,841

Bond Portfolio 2031	13,158,756	17,830,878

Bond Portfolio 2032	6,477,567	10,098,314

Bond Portfolio 2033	—	61,389

Bond Portfolio 2034	13,774,712	12,153,269

Bond Portfolio 2035	7,176,033	6,521,306

Bond Portfolio 2036	4,714,511	118,969

Core Fixed Income	3,785,159,566	3,746,415,970

Government Money Market	—	—

Investment Grade Bond	5,122,434,302	4,587,257,401

Multi-Sector Fixed Income	794,587,844	1,308,029,040

Quantitative Modeling	252,824,641	427,624,846

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2025, is presented as follows:

Bond Portfolio 2025

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$40,520,069	$12,405,457	$38,891,415	$88,805	$1,077,569	$15,200,485	1,404,851	$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 1,601,629	$ 4,724,154	$ 6,189,362	$ —	$ —	$ 136,421	136,421	$14,777	$—
$42,121,698	$17,129,611	$45,080,777	$88,805	$1,077,569	$15,336,906		$14,777	$—

Bond Portfolio 2026

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$19,135,743	$24,509,262	$ 7,773,547	$1,240,748	$(44,214)	$37,067,992	3,425,877	$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 904,891	$ 4,961,410	$ 4,800,772	$ —	$ —	$ 1,065,529	1,065,529	$20,406	$—
$20,040,634	$29,470,672	$12,574,319	$1,240,748	$(44,214)	$38,133,521		$20,406	$—

B14

Bond Portfolio 2027

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$38,562,806	$3,242,122	$3,555,689	$1,533,608	$24,113	$39,806,960	3,679,017	$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 1,706,131	$4,446,694	$5,257,603	$ —	$ —	$ 895,222	895,222	$23,304	$—
$40,268,937	$7,688,816	$8,813,292	$1,533,608	$24,113	$40,702,182		$23,304	$—

Bond Portfolio 2028

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$65,826,018	$ 364,086	$ 6,698,698	$2,166,366	$334,703	$61,992,475	5,729,434	$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 2,254,964	$4,179,271	$ 4,287,533	$ —	$ —	$ 2,146,702	2,146,702	$47,532	$—
$68,080,982	$4,543,357	$10,986,231	$2,166,366	$334,703	$64,139,177		$47,532	$—

Bond Portfolio 2029

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$6,218,524	$ 77,837	$ 703,600	$191,275	$46,390	$5,830,426	538,856	$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 137,022	$351,030	$ 350,578	$ —	$ —	$ 137,474	137,474	$2,617	$—
$6,355,546	$428,867	$1,054,178	$191,275	$46,390	$5,967,900		$2,617	$—

Bond Portfolio 2030

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$51,224,440	$1,618,690	$5,337,841	$1,780,008	$187,824	$49,473,121	4,572,377	$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 1,164,449	$3,208,038	$2,279,027	$ —	$ —	$ 2,093,460	2,093,460	$38,453	$—
$52,388,889	$4,826,728	$7,616,868	$1,780,008	$187,824	$51,566,581		$38,453	$—

B15

Bond Portfolio 2031

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$70,676,947	$13,158,756	$17,830,878	$2,433,863	$132,060	$68,570,748	6,337,407	$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 721,563	$ 6,714,631	$ 4,309,251	$ —	$ —	$ 3,126,943	3,126,943	$57,986	$—
$71,398,510	$19,873,387	$22,140,129	$2,433,863	$132,060	$71,697,691		$57,986	$—

Bond Portfolio 2032

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$67,169,099	$ 6,477,567	$10,098,314	$2,427,760	$147,117	$66,123,229	6,111,204	$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 1,170,236	$ 6,505,645	$ 5,224,652	$ —	$ —	$ 2,451,229	2,451,229	$43,616	$—
$68,339,335	$12,983,212	$15,322,966	$2,427,760	$147,117	$68,574,458		$43,616	$—

Bond Portfolio 2033

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$4,004,817	$ —	$ 61,389	$156,844	$1,767	$4,102,039	379,116	$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 46,530	$497,691	$456,625	$ —	$ —	$ 87,596	87,596	$1,364	$—
$4,051,347	$497,691	$518,014	$156,844	$1,767	$4,189,635		$1,364	$—

Bond Portfolio 2034

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$6,474,437	$13,774,712	$12,153,269	$252,642	$(140,714)	$8,207,808	758,577	$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 24,439	$ 1,498,047	$ 1,338,319	$ —	$ —	$ 184,167	184,167	$2,980	$—
$6,498,876	$15,272,759	$13,491,588	$252,642	$(140,714)	$8,391,975		$2,980	$—

B16

Bond Portfolio 2035

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$4,964,605	$7,176,033	$6,521,306	$203,990	$(103,230)	$5,720,092	528,659	$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 44,861	$2,239,467	$2,165,003	$ —	$ —	$ 119,325	119,325	$1,944	$—
$5,009,466	$9,415,500	$8,686,309	$203,990	$(103,230)	$5,839,417		$1,944	$—

Bond Portfolio 2036

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST Target Maturity Central Portfolio*
$—	$ 4,714,511	$ 118,969	$185,670	$(1,910)	$4,779,302	441,710	$ —	$—
Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$—	$ 5,968,475	$5,887,153	$ —	$ —	$ 81,322	81,322	$2,805	$—
$—	$10,682,986	$6,006,122	$185,670	$(1,910)	$4,860,624		$2,805	$—

Core Fixed Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST PGIM Fixed Income Central Portfolio*
$ —	$ 77,000,000	$ —	$2,414,875	$—	$79,414,875	6,899,642	$ —	$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wa)
$107,623,645	$407,861,034	$441,857,699	$ —	$ —	$ 73,626,980	73,626,980	$1,287,071	$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wa)
40,766,962	239,688,282	219,257,043	1,551	(8,148)	61,191,604	61,234,469	50,596(1)	—
$148,390,607	$647,549,316	$661,114,742	$ 1,551	$(8,148)	$134,818,584		$1,337,667	$—
$148,390,607	$724,549,316	$661,114,742	$2,416,426	$(8,148)	$214,233,459		$1,337,667	$—

Investment Grade Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Funds(wa):

AST J.P. Morgan Fixed Income Central Portfolio*
$ 436,729,799	$ 654,500,000	$ 649,400,000	$18,774,562	$ 1,534,608	$ 462,138,969	41,115,567	$ —	$—

B17

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

AST PGIM Fixed Income Central Portfolio*
$2,133,596,938	$2,003,356,296	$2,186,398,190	$80,350,145	$(1,599,709)	$2,029,305,480	176,308,035	$ —	$—
$2,570,326,737	$2,657,856,296	$2,835,798,190	$99,124,707	$ (65,101)	$2,491,444,449		$ —	$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wa)
255,895,353	3,485,854,561	3,606,557,753	—	—	135,192,161	135,192,161	7,530,395	—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wa)
154,998,616	1,861,865,063	1,879,806,598	741	(32,822)	137,025,000	137,120,985	413,828(1)	—
$ 410,893,969	$5,347,719,624	$5,486,364,351	$ 741	$ (32,822)	$ 272,217,161		$7,944,223	$—
$2,981,220,706	$8,005,575,920	$8,322,162,541	$99,125,448	$ (97,923)	$2,763,661,610		$7,944,223	$—

Multi-Sector Fixed Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wb)
$ 87,365,247	$ 654,336,695	$ 698,403,891	$ —	$ —	$ 43,298,051	43,298,051	$1,358,400	$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)
291,031,032	1,348,025,215	1,278,963,139	8,395	(51,072)	360,050,431	360,302,642	224,760(1)	—
$378,396,279	$2,002,361,910	$1,977,367,030	$8,395	$(51,072)	$403,348,482		$1,583,160	$—

Quantitative Modeling

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

AST International Growth Portfolio*
$29,502,313	$1,605,452	$12,706,866	$1,585,716	$3,664,131	$23,650,746	724,372	$—	$—

AST Large-Cap Growth Portfolio*
65,035,551	2,689,682	15,749,608	(3,695,638)	6,703,855	54,983,842	545,529	—	—

AST Large-Cap Value Portfolio*
53,746,530	2,871,021	13,523,571	(396,683)	2,455,183	45,152,480	820,060	—	—

AST Small-Cap Equity Portfolio*
19,216,037	400,567	5,068,793	(1,506,049)	919,508	13,961,270	178,259	—	—

PGIM Global Real Estate Fund
1,143,096	968,636	1,796,941	59,003	(16,682)	357,112	17,463	—	—

PGIM Jennison Emerging Markets Equity Opportunities Fund
—	958,024	971,231	—	13,207	—	—	—	—

PGIM Jennison Natural Resources Fund
—	3,067,703	1,927,494	100,885	(16,697)	1,224,397	20,231	—	—

PSF PGIM High Yield Bond Portfolio*
3,151,778	760,292	3,339,031	36,403	20,435	629,877	83,649	—	—
$171,795,305	$13,321,377	$55,083,535	$(3,816,363)	$13,742,940	$139,959,724		$—	$—

B18

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
$33,276,079	$298,287,029	$286,417,701	$—	$—	$45,145,407	45,145,407	$824,067		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wa)
15,494,478	57,607,401	69,741,100	—	(530)	3,360,249	3,362,602	3,005	(1)	—
$48,770,557	$355,894,430	$356,158,801	$—	$(530)	$48,505,656		$827,072		$—
$220,565,862	$369,215,807	$411,242,336	$(3,816,363)	$13,742,410	$188,465,380		$827,072		$—

*	Non-income producing security.
(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2024 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, (excluding the Government Money Market), along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
1.00% plus the higher of (1)
Annualized Interest Rate on	the effective federal funds
Borrowings	rate, (2) the daily SOFR
rate plus 0.10% or (3) zero
percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

B19

The Portfolios indicated below utilized the SCA during the reporting period ended June 30, 2025. The average balance outstanding is for the number of days the Portfolios utilized the SCA.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2025
Core Fixed Income	$5,850,500	5.43%	2	$11,452,000	$—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2025, all Portfolios offer only a single share class to investors.

As of June 30, 2025, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares

Bond Portfolio 2025	678,518	63.5%

Bond Portfolio 2026	1,089,630	35.1

Bond Portfolio 2027	624,694	17.9

Bond Portfolio 2028	1,496,746	27.4

Bond Portfolio 2029	336,752	64.1

Bond Portfolio 2030	1,384,938	30.8

Bond Portfolio 2031	4,327,343	58.0

Bond Portfolio 2032	4,328,763	51.7

Bond Portfolio 2033	510,375	100.0

Bond Portfolio 2034	781,497	95.7

Bond Portfolio 2035	525,835	88.2

Bond Portfolio 2036	500,000	100.0

Core Fixed Income	195,370,547	67.0

Government Money Market	338,428,294	42.3

Investment Grade Bond	649,616,576	72.2

Multi-Sector Fixed Income	696,693,773	100.0

Quantitative Modeling	18,370,478	94.6

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Bond Portfolio 2025	2	63.5%

Bond Portfolio 2026	1	31.2

Bond Portfolio 2027	1	14.1

Bond Portfolio 2028	2	27.4

Bond Portfolio 2029	1	64.0

Bond Portfolio 2030	2	30.8

Bond Portfolio 2031	2	58.0

Bond Portfolio 2032	2	51.7

Bond Portfolio 2033	2	100.0

Bond Portfolio 2034	2	99.9

Bond Portfolio 2035	2	88.2

Bond Portfolio 2036	1	99.9

Core Fixed Income	2	67.0

B20

Portfolio	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Government Money Market	2	42.3%

Investment Grade Bond	2	72.1

Multi-Sector Fixed Income	2	100.0

Quantitative Modeling	2	94.6

Unaffiliated:

Bond Portfolio 2025	1	34.9

Bond Portfolio 2026	1	64.6

Bond Portfolio 2027	1	81.9

Bond Portfolio 2028	1	72.6

Bond Portfolio 2029	1	36.0

Bond Portfolio 2030	1	69.1

Bond Portfolio 2031	1	41.8

Bond Portfolio 2032	1	48.3

Bond Portfolio 2033	—	—

Bond Portfolio 2034	—	—

Bond Portfolio 2035	1	11.8

Bond Portfolio 2036	—	—

Core Fixed Income	1	33.0

Government Money Market	1	57.7

Investment Grade Bond	1	27.8

Multi-Sector Fixed Income	—	—

Quantitative Modeling	1	5.4

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Bond Portfolio 2025	Bond Portfolio 2026	Bond Portfolio 2027	Bond Portfolio 2028	Bond Portfolio 2029

Adjustable and Floating-Rate Securities	–	–	–	–	–

Asset Allocation	–	–	–	–	–

Asset Transfer Program	X	X	X	X	X

Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X	X

Blend Style	–	–	–	–	–

Collateralized Debt Obligations (CDO)	–	–	–	–	–

Commodity	–	–	–	–	–

Credit	X	X	X	X	X

Currency	X	X	X	X	X

Derivatives	X	X	X	X	X

Emerging Markets	–	–	–	–	–

Equity and Equity-Related Securities	X	X	X	X	X

Equity Securities	–	–	–	–	–

Exchange-Traded Funds (ETF)	–	–	–	–	–

Expense	X	X	X	X	X

Fixed Income Securities	X	X	X	X	X

Focus	–	–	–	–	–

Foreign Investment	X	X	X	X	X

B21

Risks	Bond Portfolio 2025	Bond Portfolio 2026	Bond Portfolio 2027	Bond Portfolio 2028	Bond Portfolio 2029

Fund of Funds	X	X	X	X	X

High Yield	X	X	X	X	X

Interest Rate	X	X	X	X	X

Liquidity Allocation	–	–	–	–	–

Liquidity and Valuation	X	X	X	X	X

Market and Management	X	X	X	X	X

Portfolio Turnover	–	–	–	–	–

Prepayment or Call	–	–	–	–	–

Quantitative Model	–	–	–	–	–

Recent Events	–	–	–	–	–

Redemption	–	–	–	–	–

Regulatory	X	X	X	X	X

Selection	–	–	–	–	–

Sovereign Debt Securities	X	X	X	X	X

US Government Securities	X	X	X	X	X

Yield	–	–	–	–	–

Risks		Bond Portfolio 2030	Bond Portfolio 2031	Bond Portfolio 2032	Bond Portfolio 2033

Adjustable and Floating-Rate Securities		–	–	–	–

Asset Allocation		–	–	–	–

Asset Transfer Program		X	X	X	X

Asset-Backed and/or Mortgage-Backed Securities		X	X	X	X

Blend Style		–	–	–	–

Collateralized Debt Obligations (CDO)		–	–	–	–

Commodity		–	–	–	–

Credit		X	X	X	X

Currency		X	X	X	X

Derivatives		X	X	X	X

Emerging Markets		–	–	–	–

Equity and Equity-Related Securities		X	X	X	X

Equity Securities		–	–	–	–

Exchange-Traded Funds (ETF)		–	–	–	–

Expense		X	X	X	X

Fixed Income Securities		X	X	X	X

Focus		–	–	–	–

Foreign Investment		X	X	X	X

Fund of Funds		X	X	X	X

High Yield		X	X	X	X

Interest Rate		X	X	X	X

Liquidity Allocation		–	–	–	–

Liquidity and Valuation		X	X	X	X

Market and Management		X	X	X	X

Portfolio Turnover		–	–	–	–

Prepayment or Call		–	–	–	–

Quantitative Model		–	–	–	–

Recent Events		–	–	–	–

Redemption		–	–	–	–

B22

Risks	Bond Portfolio 2030	Bond Portfolio 2031	Bond Portfolio 2032	Bond Portfolio 2033

Regulatory	X	X	X	X

Selection	–	–	–	–

Sovereign Debt Securities	X	X	X	X

US Government Securities	X	X	X	X

Yield	–	–	–	–

Risks	Bond Portfolio 2034	Bond Portfolio 2035	Bond Portfolio 2036	Core Fixed Income

Adjustable and Floating-Rate Securities	–	–	–	–

Asset Allocation	–	–	–	–

Asset Transfer Program	X	X	X	X

Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X

Blend Style	–	–	–	–

Collateralized Debt Obligations	–	–	–	X

Commodity	–	–	–	–

Credit	X	X	X	X

Currency	X	X	X	X

Derivatives	X	X	X	X

Emerging Markets	–	–	–	–

Equity Securities	–	–	–	–

Equity and Equity-Related Securities	X	X	X	X

Exchange-Traded Funds (ETF)	–	–	–	X

Expense	X	X	X	X

Fixed Income Securities	X	X	X	X

Focus	–	–	–	–

Foreign Investment	X	X	X	X

Fund of Funds	X	X	X	X

High Yield	X	X	X	X

Interest Rate	X	X	X	X

Liquidity Allocation	–	–	–	–

Liquidity and Valuation	X	X	X	X

Market and Management	X	X	X	X

Portfolio Turnover	–	–	–	X

Prepayment or Call	–	–	–	X

Quantitative Model	–	–	–	–

Recent Events	–	–	–	–

Redemption	–	–	–	X

Regulatory	X	X	X	X

Selection	–	–	–	–

Sovereign Debt Securities	X	X	X	–

US Government Securities	X	X	X	–

Yield	–	–	–	–

Risks	Government Money Market	Investment Grade Bond	Multi- Sector Fixed Income	Quantitative Modeling

Adjustable and Floating-Rate Securities	X	–	–	–

Asset Allocation	–	–	–	X

B23

Risks	Government Money Market	Investment Grade Bond	Multi- Sector Fixed Income	Quantitative Modeling

Asset Transfer Program	X	X	–	X

Asset-Backed and/or Mortgage-Backed Securities	–	X	X	X

Blend Style	–	–	–	X

Collateralized Debt Obligations	–	–	–	–

Commodity	–	–	–	X

Credit	X	X	X	X

Currency	–	–	X	X

Derivatives	–	X	X	X

Emerging Markets	–	–	X	X

Equity and Equity-Related Securities	–	X	X	–

Equity Securities	–	–	–	X

Exchange-Traded Funds (ETF)	–	X	–	–

Expense	X	X	X	X

Fixed Income Securities	X	X	X	X

Focus	–	–	X	–

Foreign Investment	–	X	X	X

Fund of Funds	–	–	–	X

High Yield	–	–	X	X

Interest Rate	X	X	X	X

Liquidity Allocation	–	–	–	X

Liquidity and Valuation	X	X	X	X

Market and Management	X	X	X	X

Portfolio Turnover	–	X	–	X

Prepayment or Call	X	X	–	–

Quantitative Model	–	–	–	X

Recent Events	–	–	–	X

Redemption	–	X	–	–

Regulatory	X	X	X	X

Selection	–	–	X	–

Sovereign Debt Securities	–	–	–	–

US Government Securities	X	–	X	–

Yield	X	–	–	–

Adjustable and Floating-Rate Securities Risk: The value of adjustable and floating-rate securities may lag behind the value of fixed-rate securities when interest rates change. Adjustable and floating rate securities generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, adjustable and floating-rate securities generally will not increase in value as much as fixed rate debt instruments if interest rates decline. Adjustable and floating-rate securities are also subject to credit risk, market risk, and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio’s risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities than with funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

B24

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. The formulas may result in transfers between your selected portfolios and this Portfolio and/or transfers between this Portfolio and a bond portfolio with a different maturity date. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Collateralized Debt Obligations (CDO) Risk: The risks of an investment in a CDO, which can include collateralized loan obligations (CLOs), depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. Investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Portfolio may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities. The value of the commodities underlying commodity-linked instruments may be subject to various economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, insufficient storage capacity, embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, war and international economic, political, and regulatory developments.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, the counterparty to an investment or derivatives contract, or obligor of an obligation underlying an asset-backed security may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

B25

Currency Risk: Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments, including the risk that the currencies in which the Portfolio’s investments are traded or in which the Portfolio receives income will decline in value relative to the US dollar. The overall impact on a Portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the US dollar and whether currency positions are hedged. Further, since exchange rate movements are volatile, a Portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: From time to time, the Portfolio may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants. The value of a particular equity or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition, changes in interest rates, or heightened levels of inflation. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

B26

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers’ securities as compared to a portfolio that invests in the securities of a larger number of issuers.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance.

Liquidity Allocation Risk: The Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in underlying portfolios or individual securities, and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

B27

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. While a Portfolio Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. These events can adversely affect the liquidity and volatility of investments held by the Portfolio, and there is no guarantee that the investment objective of the Portfolio will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Recent Events Risk: Recent events have caused increased volatility and significant declines in the value and liquidity of many securities in US and foreign financial markets. This environment could make identifying investment risks and opportunities especially difficult. These market conditions may continue or get worse. In response to these crises, the US and other governments, and their agencies and instrumentalities such as the Federal Reserve and certain foreign central banks, have taken steps to support financial markets. There can be no certainty that the actions taken by the US government to strengthen public confidence will be effective. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, the impact of legislation enacted in the United States calling for reform of many aspects of financial regulation, and the corresponding regulatory changes on the markets and the practical implications for market participants, may not be known for some time.

Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S., and global economies and markets, generally. Any or all of the foregoing could disrupt the operations of the Portfolio and its service providers, adversely affect the value and liquidity of the Portfolio’s investments, and negatively impact the Portfolio’s performance.

B28

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Selection Risk: The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social, or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

US Government Securities Risk: US Government securities may be adversely affected by changes in interest rates, a default by, or a downgrade in the credit quality rating of, the US Government, and may not be backed by the full faith and credit of the US Government.

Yield Risk: The amount of income received by a Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.

10. Reorganization

On August 23, 2024, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST Global Bond Portfolio (“Global Bond”), and AST High Yield Bond Portfolio (“High Yield Bond”) (the “Merged Portfolios”) for shares of Core Fixed Income (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on December 18, 2024 and the reorganization took place at the close of business on February 7, 2025.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
Global Bond	$245,198,059	$245,076,214
High Yield Bond	224,872,606	230,105,306

The purpose of the transaction was to combine three portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 7, 2025:

Merged Portfolios		Shares
Global Bond		23,064,733
High Yield Bond		18,460,908
Acquiring Portfolio	Shares	Value
Core Fixed Income	37,993,531	$514,812,343

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

B29

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Appreciation (Depreciation) on Investments	Net Assets
Global Bond	$121,845	$269,954,244
High Yield Bond	(5,232,700)	244,858,099
Acquiring Portfolio		Net Assets
Core Fixed Income		$3,794,677,985

Assuming the acquisition had been completed on January 1, 2025, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2025 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Core Fixed Income	$80,896,962	$80,043,546	$160,940,508

(a)

Net investment income as reported in the Statement of Operations (Period ended June 30, 2025) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: Global Bond $937,608, and High Yield Bond $1,360,626.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Period ended June 30, 2025) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolios pre-merger as follows: Global Bond $682,493, and High Yield Bond $2,017,256.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 7, 2025.

11. Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

12. Subsequent Event

Each Portfolio’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of June 30, 2025.

B30

Appendix A — unaudited
AST Target Maturity Central Portfolio*

Investment Objective — The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

Portfolio Holdings (As of 06/30/2025)

Types of Investments		% of Net Assets

U.S. Government Agency Obligations		31.7%

Corporate Bonds		29.2%

Commercial Mortgage-Backed		12.3%

Asset-Backed		16.2%

Residential Mortgage-Backed Securities		4.2%

U.S. Treasury Obligations		5.2%

Sovereign Bonds		1.8%

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

U.S. Treasury Bonds	U.S. Treasury Obligations	2.6%

Goldman Sachs Group, Inc. (The)	Corporate Bonds	1.4%

BANK	Commercial Mortgage-Backed Securities	1.2%

JPMorgan Chase & Co.	Corporate Bonds	1.2%

BANK	Commercial Mortgage-Backed Securities	1.1%

Federal Home Loan Mortgage Corp.	U.S. Government Agency Obligations	1.0%

Benchmark Mortgage Trust	Commercial Mortgage-Backed Securities	0.9%

Federal Home Loan Mortgage Corp.	U.S. Government Agency Obligations	0.9%

ATLX Trust	Residential Mortgage-Backed Securities	0.9%

Wells Fargo & Co.	Corporate Bonds	0.8%

Credit Quality**		% of Total Investments

AAA		28.4%

AA		36.7%

A		12.4%

BBB		17.0%

BB		1.3%

B		0.3%

NR		0.5%

Cash/Cash Equivalents		3.4%

Total Investments		100.0%

* The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar.

** Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ. Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns. These NRSROs are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Unrated investments do not necessarily indicate low credit quality. Ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies- None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Initial Approval of the Portfolio’s Advisory Agreements

AST Bond Portfolio 2036

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of the Advanced Series Trust (AST) considered the proposed management agreement (the Management Agreement) with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement (the Subadvisory Agreement, and collectively with the Management Agreement, the Advisory Agreements) with PGIM, Inc. and PGIM Limited (collectively, PGIM), with respect to the AST Bond Portfolio 2036 (the New Bond Portfolio) prior to the New Bond Portfolio’s commencement of operations. The Board, including a majority of AST’s trustees who are not parties to such agreements or interested persons of any such party (the Independent Trustees), as defined in the 1940 Act, met on June 11-12, 2024 (the Board Meeting), and approved the Advisory Agreements for an initial two-year period, after concluding that approval of the Advisory Agreements was in the best interests of the New Bond Portfolio.

In advance of the Board Meeting, the Board requested and received materials relating to the Advisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the New Bond Portfolio by the Manager and PGIM; comparable performance information; the fees proposed to be paid by the New Bond Portfolio to the Manager, and by the Manager to PGIM, under the Advisory Agreements; the potential for economies of scale that may be shared with the New Bond Portfolio and its shareholders; and other benefits to the Manager and PGIM. In connection with its deliberations, the Board considered information provided by the Manager and PGIM at, or in advance of, the Board Meeting. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In its deliberations, the Board did not identify any single factor that, alone, was responsible for the Board’s decision to approve the Advisory Agreements with respect to the New Bond Portfolio.

The Board determined that the overall arrangements between the New Bond Portfolio and the Manager, who will serve as the New Bond Portfolio’s investment manager pursuant to the Management Agreement, and between the Manager and PGIM, who will serve as the New Bond Portfolio’s subadvisers pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s approval of the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of AST at the Board Meeting, and concluded that it was satisfied with the nature, quality and extent of services provided by the Manager under the management agreement covering the other AST portfolios. The Board determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the amended Management Agreement covering the New Bond Portfolio would be similar in nature to those provided under the existing Management Agreement.

With respect to PGIM, the Board received and considered information regarding the nature and extent of services that would be provided to the New Bond Portfolio under the new Subadvisory Agreement. The Board also noted that PGIM currently subadvises other AST portfolios, including other AST portfolios that are substantially similar to the New Bond Portfolio (collectively, the Comparable Funds).

The Board considered, among other things, the background and experience of the portfolio managers for PGIM. The Board also noted that it had received information pertaining to the background and experience of the portfolio managers for PGIM in connection with the renewal of the relevant subadvisory agreements for the Comparable Funds at the Board Meeting. The Board also received information pertaining to PGIM’s organizational structure, senior management and investment operations, as well as other relevant information, in connection with the renewal of the relevant subadvisory agreements for the Comparable Funds at the Board Meeting. The Board noted that it received favorable compliance reports from AST’s Chief Compliance Officer as to PGIM’s management of the Comparable Funds. With respect to PGIM, the Board considered its experience and reputation in managing other funds with similar investment objectives and strategies.

The Board concluded that, based on the nature of the proposed services to be rendered by PGIM, the background information it had reviewed with respect to PGIM, and its prior experience with PGIM in connection with other AST portfolios, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the New Bond Portfolio by PGIM.

Investment Performance

Because the New Bond Portfolio had not yet commenced operations, no investment performance for the New Bond Portfolio existed for Board review. The Board, however, received and considered information regarding PGIM’s investment performance in managing the Comparable Funds, which have investment strategies similar to the investment strategy to be used by the New Bond Portfolio. The Board concluded that it was satisfied with the performance record of PGIM.

While there was no historical performance information of the New Bond Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fee, subadvisory fees, fee waivers and limitations, and estimated overall expense ratio for the New Bond Portfolio. The Board considered that the investment management fee rates and the subadvisory fee rates were the same as the rates in place for the Comparable Funds. The Board also considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for the New Bond Portfolio were reasonable.

Profitability

Because the New Bond Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information to be reviewed with respect to the New Bond Portfolio. The Board noted, however, that it had received and considered profitability information for the Comparable Funds in connection with the renewal of the relevant advisory agreements for the Comparable Funds at the Board Meeting. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the management and subadvisory fee schedules for the New Bond Portfolio contained breakpoints that reduced the fee rate on assets above specified levels. The Board also noted that the advisory and subadvisory agreements for the Comparable Funds contained breakpoints that reduced the advisory and subadvisory fee rates on assets above specified levels. However, because the New Bond Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the New Bond Portfolio to be reviewed. The Board noted that it would consider economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and PGIM

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and PGIM, as well as their affiliates, in connection with the New Bond Portfolio. The Board concluded that any potential benefits to be derived by the Manager and PGIM were similar to benefits derived by the Manager and PGIM in connection with their management of the other AST portfolios, including the Comparable Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by PGIM were consistent with those generally derived by other subadvisers to other portfolios of AST, and that those benefits are reviewed on an annual basis. The Board noted that it also considered these factors in connection with the renewal of the advisory agreements for the Comparable Funds at the Board Meeting. The Board concluded that any potential benefits to be derived by PGIM included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Advisory Agreements was in the best interests of the New Bond Portfolio.

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and each series thereof, the Portfolios) consists of eight individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 17-18, 2025 (the Meeting) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve an agreement. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, such as the Manager’s

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to AST Bond Portfolio 2036 because the Portfolio recently commenced operations and the sole shareholder of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolio for an initial period of two years.

role as administrator of the Trust’s liquidity risk management program and as valuation designee. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board also considered that the Manager pays the salaries of all of the officers and Trustees that are employed by the Manager or its affiliates. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) with respect to the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2024, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or performance or custom benchmark index (as applicable), and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2024. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Bond Portfolio 2025
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over all periods.

●	The Board also noted that the Portfolio outperformed its performance benchmark index over the one-, three-, and five-year periods.

●

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2026; and has also contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2026
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over all periods.

●	The Board also noted that the Portfolio outperformed its performance benchmark index over all periods.

●

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2026; and has also contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2027
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over all periods.

●	The Board also noted that the Portfolio outperformed its performance benchmark index over all periods.

●

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2026; and has also contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2028
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over all periods.

●

The Board also noted that the Portfolio outperformed its performance benchmark index over all periods. The Board considered the Manager’s assertion that the Portfolio’s performance benchmark index provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

●

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2026; and has also contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2029
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year period and underperformed over the three-year period.

●

The Board also noted that the Portfolio outperformed its performance benchmark index over all periods. The Board considered the Manager’s assertion that the Portfolio’s performance benchmark index provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

●

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2026; and has also contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2030
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year period and underperformed over the three-year period.

●

The Board also noted that the Portfolio outperformed its performance benchmark index over all periods. The Board considered the Manager’s assertion that the Portfolio’s performance benchmark index provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

●

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2026; and has also contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2031
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio underperformed its benchmark index over the one- and three-year periods.

●

The Board also noted that the Portfolio outperformed its performance benchmark index over all periods. The Board considered the Manager’s assertion that the Portfolio’s performance benchmark index provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

●

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2026; and has also contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2032
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio underperformed its benchmark index over all periods.

●

The Board also noted that the Portfolio outperformed its performance benchmark index over all periods. The Board considered the Manager’s assertion that the Portfolio’s performance benchmark index provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

●

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2026; and has also contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2033
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

●

The Board also noted that the Portfolio outperformed its performance benchmark index over the one-year period. The Board considered the Manager’s assertion that the Portfolio’s performance benchmark index provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

●

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

●

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2026; and has also contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2034
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

●

The Board also noted that the Portfolio outperformed its performance benchmark index over the one-year period. The Board considered the Manager’s assertion that the Portfolio’s performance benchmark index provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

●

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

●

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2026; and has also contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2035
Gross Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio underperformed its benchmark index over the three-month period ended December 31, 2024.

●	The Board noted that the Portfolio does not yet have a one-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

●

The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2026; and has also contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Core Fixed Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	4th Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods and underperformed its benchmark index over the three-year period.

●

The Board noted that the Portfolio underwent a repositioning in September 2024 with a change in investment strategy and a new subadviser added to the Portfolio, and as a result, the Portfolio’s performance prior to December 2024 was not attributable to the Portfolio’s current subadvisers. In this regard, the Board noted that the Portfolio ranked in the second quartile for the quarter ended March 31, 2025, and considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

●	The Board noted that in connection with the Portfolio’s repositioning in December 2024, the investment management fee for the Portfolio was reduced.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Government Money Market Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over all periods.

●

The Board noted that the Manager had agreed to voluntarily waive a portion of its management fee to ensure that the 1-day annualized yield for the Portfolio (excluding capital gain or loss) does not fall below 0.00%.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its performance benchmark index over all periods.

●

The Board also noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Multi-Sector Fixed Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

●

The Board considered the Manager’s assertion that the Portfolio’s custom benchmark index provides a more appropriate basis for performance comparisons than the Portfolio’s benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

●

The Board noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.7195% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Quantitative Modeling Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

●	The Board noted that the Portfolio ranked in the first quartile of the Lipper VP Flexible Portfolio Funds universe for the one-year period ended December 31, 2024.

●	The Board noted that the Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

June 30, 2025

AST Balanced Asset Allocation Portfolio

AST Multi-Asset Diversified Portfolio (formerly,

AST Advanced Strategies Portfolio)

AST PGIM Aggressive Multi-Asset Portfolio

(formerly, AST Prudential Growth Allocation Portfolio)

AST Preservation Asset Allocation Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	June 30, 2025

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1

	AST Balanced Asset Allocation Portfolio	A3

	AST Multi-Asset Diversified Portfolio	A74

	AST PGIM Aggressive Multi-Asset Portfolio	A118

	AST Preservation Asset Allocation Portfolio	A181

Section B	Notes to Financial Statements

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Renminbi

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian Leu

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwanese Dollar

USD	US Dollar

ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers

A — Annual payment frequency for swaps

ADR — American Depositary Receipt

BABs — Build America Bonds

BARC — Barclays Bank PLC

BBR — New Zealand Bank Bill Rate

BBSW — Australian Bank Bill Swap Reference Rate

BMO — BMO Capital Markets

BNP — BNP Paribas S.A.

BNY — Bank of New York Mellon

BOA — Bank of America, N.A.

BOS — BofA Securities, Inc.

BROIS — Brazil Overnight Index Swap

BTP — Buoni del Tesoro Poliennali

BUBOR — Budapest Interbank Offered Rate

CA — Credit Agricole Securities Inc.

CDI — Chess Depository Interest

CDX — Credit Derivative Index

CIBOR — Copenhagen Interbank Offered Rate

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CLOIS — Sinacofi Chile Interbank Rate Average

CMBX — Commercial Mortgage-Backed Index

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

COOIS — Colombia Overnight Interbank Reference Rate

CORRA — Canadian Overnight Repo Rate Average

CVA — Certificate Van Aandelen (Bearer)

DAC — Designated Activity Company

DB — Deutsche Bank AG

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

EuroSTR — Euro Short-Term Rate

FHLMC — Federal Home Loan Mortgage Corporation

GDR — Global Depositary Receipt

GMTN — Global Medium Term Note

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HSBC — HSBC Bank PLC

iBoxx — Bond Market Indices

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

KLIBOR — Kuala Lumpur Interbank Offered Rate

KWCDC — Korean Won Certificate of Deposit

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

LP — Limited Partnership

M — Monthly payment frequency for swaps

MLC — Merrill Lynch Capital Services, Inc.

MLP — Master Limited Partnership

MPLE — Maple Bonds

MSC — Morgan Stanley & Co. LLC

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

N/A — Not Applicable

NIBOR — Norwegian Interbank Offered Rate

NYSE — New York Stock Exchange

OAT — Obligations Assimilables du Tresor

OTC — Over-the-counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PO — Principal Only

PRFC — Preference Shares

PRI — Primary Rate Interface

PRIBOR — Prague Interbank Offered Rate

Q — Quarterly payment frequency for swaps

RBC — Royal Bank of Canada

RBOB — Reformulated Gasoline Blendstock for Oxygen Blending

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

S — Semiannual payment frequency for swaps

S&P — Standard & Poor’s

SARON — Swiss Average Rate Overnight

SCB — Standard Chartered Bank

SG — Societe Generale

SHIR — Shekel Overnight Interest Rate

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SORA — Singapore Overnight Rate Average

SSB — State Street Bank & Trust Company

STIBOR — Stockholm Interbank Offered Rate

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TAIBOR — Taiwan Interbank Offered Rate

TD — The Toronto-Dominion Bank

THOR — Thai Overnight Repurchase Rate

TIPS — Treasury Inflation-Protected Securities

TONAR — Tokyo Overnight Average Rate

UAG — UBS AG

UBS — UBS Securities LLC

ULSD — Ultra-Low Sulfur Diesel

USOIS — United States Overnight Index Swap

UTS — Unit Trust Security

WBC — Westpac Banking Corp.

WIBOR — Warsaw Interbank Offered Rate

WTI — West Texas Intermediate

XAMS — Amsterdam Stock Exchange

XETR — Frankfurt Stock Exchange

XJSE — Johannesburg Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.9%
AFFILIATED MUTUAL FUNDS — 27.5%
Domestic Equity — 9.9%
AST Large-Cap Growth Portfolio*	13,806,501	$1,391,557,244
AST Large-Cap Value Portfolio*	9,612,409	529,259,264
AST Small-Cap Equity Portfolio*	4,874,904	381,802,464
PGIM Jennison Natural Resources Fund	416,743	25,221,298

		2,327,840,270

Fixed Income — 17.6%
AST PGIM Fixed Income Central Portfolio*	350,561,914	4,034,967,626
PSF PGIM High Yield Bond Portfolio*	13,618,122	102,544,458

		4,137,512,084

International Equity — 0.0%
PGIM Global Real Estate Fund	93,712	1,916,417
PGIM Jennison Emerging Markets Equity Opportunities Fund	258,754	4,947,370

		6,863,787

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,830,592,447)(wa)		6,472,216,141

COMMON STOCKS — 34.3%
Aerospace & Defense — 1.1%
Airbus SE (France)	78,223	16,364,310
ATI, Inc.*	66,200	5,715,708
BAE Systems PLC (United Kingdom)	170,747	4,431,378
Boeing Co. (The)*	125,771	26,352,798
Curtiss-Wright Corp.	5,100	2,491,605
Dassault Aviation SA (France)	2,924	1,033,845
Elbit Systems Ltd. (Israel)	2,106	938,084
Embraer SA (Brazil), ADR	89,160	5,074,096
General Dynamics Corp.	63,546	18,533,826
General Electric Co.	108,641	27,963,107
HEICO Corp.	13,800	4,526,400
Howmet Aerospace, Inc.	80,505	14,984,396
Kongsberg Gruppen ASA (Norway)	126,400	4,902,037
Leonardo SpA (Italy)	36,496	2,059,355
Loar Holdings, Inc.*	29,832	2,570,623
Lockheed Martin Corp.	29,800	13,801,572
MTU Aero Engines AG (Germany)	1,393	618,845
Northrop Grumman Corp.	47,445	23,721,551
Rheinmetall AG (Germany)	8,925	18,900,460
Rolls-Royce Holdings PLC (United Kingdom)	971,420	12,873,887
RTX Corp.(a)	85,070	12,421,921
Saab AB (Sweden) (Class B Stock)	33,562	1,876,562
Safran SA (France)	51,184	16,692,341
Singapore Technologies Engineering Ltd. (Singapore)	785,600	4,817,053
Thales SA (France)	19,636	5,798,012

		249,463,772

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	111,852	5,180,969
DSV A/S (Denmark)	16,434	3,941,766
FedEx Corp.	59,500	13,524,945

	Shares	Value

COMMON STOCKS (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)	52,200	$5,269,068

		27,916,748

Automobile Components — 0.1%
Aisin Corp. (Japan)	135,200	1,729,533
Aptiv PLC (United Kingdom)*	71,500	4,877,730
Cie Generale des Etablissements Michelin SCA (France)	186,951	6,953,496
Continental AG (Germany)	17,491	1,526,575
Lear Corp.	21,600	2,051,568
Sumitomo Electric Industries Ltd. (Japan)	161,200	3,456,678

		20,595,580

Automobiles — 0.6%
BYD Co. Ltd. (China) (Class H Stock)	384,137	5,981,026
Ferrari NV (Italy)	19,662	9,632,628
Ford Motor Co.(a)	740,900	8,038,765
General Motors Co.	355,075	17,473,241
Honda Motor Co. Ltd. (Japan)	599,500	5,780,891
Isuzu Motors Ltd. (Japan)	59,000	747,409
Mahindra & Mahindra Ltd. (India)	48,424	1,797,365
Mercedes-Benz Group AG (Germany)	159,605	9,298,613
Stellantis NV	346,974	3,475,338
Subaru Corp. (Japan)	36,000	624,110
Suzuki Motor Corp. (Japan)	333,300	4,018,342
Tesla, Inc.*	211,143	67,071,685
Toyota Motor Corp. (Japan)	699,600	12,049,205

		145,988,618

Banks — 2.4%
ABN AMRO Bank NV (Netherlands), 144A, CVA	126,491	3,453,957
AIB Group PLC (Ireland)	1,188,424	9,807,887
ANZ Group Holdings Ltd. (Australia)	355,381	6,815,066
Banco Bilbao Vizcaya Argentaria SA (Spain)	593,936	9,145,586
Banco Santander SA (Spain)	1,403,308	11,620,622
Bank Hapoalim BM (Israel)	233,023	4,475,922
Bank Leumi Le-Israel BM (Israel)	238,989	4,446,521
Bank of America Corp.	805,978	38,138,879
Barclays PLC (United Kingdom)	3,172,032	14,657,233
BNP Paribas SA (France)	203,160	18,223,799
BOC Hong Kong Holdings Ltd. (China)	1,111,500	4,838,629
CaixaBank SA (Spain)	1,258,985	10,908,867
Citigroup, Inc.	117,100	9,967,552
Columbia Banking System, Inc.(a)	83,200	1,945,216
Commerzbank AG (Germany)	21,920	690,766
Commonwealth Bank of Australia (Australia)	156,928	19,099,436
Credit Agricole SA (France)	108,439	2,051,480
Danske Bank A/S (Denmark)	84,688	3,458,981
DBS Group Holdings Ltd. (Singapore)	112,010	3,954,186
DNB Bank ASA (Norway)	209,829	5,802,733
East West Bancorp, Inc.	21,643	2,185,510
Erste Group Bank AG (Austria)	10,052	855,680
Hang Seng Bank Ltd. (Hong Kong)	55,200	828,341

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom)	2,454,107	$29,685,348
ICICI Bank Ltd. (India), ADR(a)	87,469	2,942,457
ING Groep NV (Netherlands)	770,659	16,891,064
Intesa Sanpaolo SpA (Italy)	1,765,666	10,170,960
JPMorgan Chase & Co.	232,900	67,520,039
Lloyds Banking Group PLC (United Kingdom)	6,401,804	6,731,616
M&T Bank Corp.(a)	24,658	4,783,405
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,454,000	19,823,243
Mizrahi Tefahot Bank Ltd. (Israel)	9,355	610,244
Mizuho Financial Group, Inc. (Japan)	173,300	4,810,795
National Australia Bank Ltd. (Australia)	141,502	3,667,420
NatWest Group PLC (United Kingdom)	1,209,367	8,493,328
Nordea Bank Abp (Finland)	514,566	7,634,982
NU Holdings Ltd. (Brazil) (Class A Stock)*	599,167	8,220,571
Oversea-Chinese Banking Corp. Ltd. (Singapore)	159,900	2,050,448
Pinnacle Financial Partners, Inc.	12,015	1,326,576
PNC Financial Services Group, Inc. (The)	184,728	34,436,994
Resona Holdings, Inc. (Japan)	467,700	4,319,594
Sberbank of Russia PJSC (Russia)^	192,384	—
Shizuoka Financial Group, Inc. (Japan)	43,500	506,126
Societe Generale SA (France)	91,708	5,246,084
Standard Chartered PLC (United Kingdom)	269,442	4,458,874
Sumitomo Mitsui Financial Group, Inc. (Japan)	472,900	11,908,077
Sumitomo Mitsui Trust Group, Inc. (Japan)	45,500	1,210,183
Svenska Handelsbanken AB (Sweden) (Class A Stock)	268,598	3,595,799
Swedbank AB (Sweden) (Class A Stock)	162,270	4,297,937
Truist Financial Corp.	414,659	17,826,190
U.S. Bancorp	439,310	19,878,778
UniCredit SpA (Italy)	149,652	10,039,162
United Overseas Bank Ltd. (Singapore)	36,700	1,038,746
Webster Financial Corp.	78,900	4,307,940
Wells Fargo & Co.	525,599	42,110,992
Westpac Banking Corp. (Australia)	103,806	2,313,475
Wintrust Financial Corp.	13,750	1,704,725
Zions Bancorp NA	38,500	1,999,690

		553,934,711

Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	140,962	9,698,239
Asahi Group Holdings Ltd. (Japan)	247,200	3,304,357
Carlsberg A/S (Denmark) (Class B Stock)	5,263	745,680
Coca-Cola Co. (The)	444,938	31,479,363
Coca-Cola Europacific Partners PLC (United Kingdom)(a)	54,500	5,053,240
Coca-Cola HBC AG (Italy)*	71,204	3,719,885
Diageo PLC (United Kingdom)	188,204	4,745,772

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.(a)	176,000	$5,818,560
PepsiCo, Inc.	53,639	7,082,494
Pernod Ricard SA (France)	9,398	937,463

		72,585,053

Biotechnology — 0.6%
AbbVie, Inc.	208,844	38,765,623
Alnylam Pharmaceuticals, Inc.*	20,000	6,521,800
Amgen, Inc.(a)	85,901	23,984,418
Argenx SE (Netherlands)*	8,605	4,763,581
Argenx SE (Netherlands), ADR*	6,141	3,385,042
Biogen, Inc.*	48,500	6,091,115
BioMarin Pharmaceutical, Inc.*	37,800	2,077,866
CSL Ltd.	38,975	6,156,516
Exelixis, Inc.*	199,400	8,788,555
Genmab A/S (Denmark)*	16,284	3,381,673
Gilead Sciences, Inc.	145,500	16,131,585
Natera, Inc.*	14,500	2,449,630
Regeneron Pharmaceuticals, Inc.	5,857	3,074,925
Swedish Orphan Biovitrum AB (Sweden)*	46,019	1,400,595
Vertex Pharmaceuticals, Inc.*	16,344	7,276,349

		134,249,273

Broadline Retail — 1.0%
Alibaba Group Holding Ltd. (China), ADR(a)	38,587	4,376,152
Amazon.com, Inc.*	857,451	188,116,175
Coupang, Inc. (South Korea)*	189,300	5,671,428
eBay, Inc.	27,500	2,047,650
Macy’s, Inc.	106,300	1,239,458
MercadoLibre, Inc. (Brazil)*	4,535	11,852,812
Next PLC (United Kingdom)	41,787	7,136,968
Pan Pacific International Holdings Corp. (Japan)	59,000	2,029,309
Prosus NV (China)*	195,245	10,954,515
Wesfarmers Ltd. (Australia)	11,315	631,460

		234,055,927

Building Products — 0.3%
AGC, Inc. (Japan)(a)	46,000	1,349,442
Assa Abloy AB (Sweden) (Class B Stock)	23,693	740,730
Carrier Global Corp.	293,010	21,445,402
Cie de Saint-Gobain SA (France)	95,946	11,271,280
Daikin Industries Ltd. (Japan)	2,800	328,674
Geberit AG (Switzerland)	6,305	4,965,470
Hayward Holdings, Inc.*	249,200	3,438,960
Johnson Controls International PLC	105,892	11,184,313
Owens Corning	43,800	6,023,376
ROCKWOOL A/S (Denmark) (Class B Stock)	78,180	3,664,476
Trane Technologies PLC	37,151	16,250,219

		80,662,342

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	128,945	7,297,283
Ameriprise Financial, Inc.	16,244	8,669,910

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Amundi SA (France), 144A	55,165	$4,471,443
Ares Management Corp. (Class A Stock)(a)	23,171	4,013,217
ASX Ltd. (Australia)	18,772	861,925
Bank of New York Mellon Corp. (The)	251,131	22,880,545
Blackrock, Inc.(a)	2,568	2,694,474
Blackstone, Inc.	49,578	7,415,877
Charles Schwab Corp. (The)	99,179	9,049,092
CME Group, Inc.	7,400	2,039,588
Daiwa Securities Group, Inc. (Japan)	190,700	1,354,357
Deutsche Bank AG (Germany)	236,342	7,006,461
Deutsche Boerse AG (Germany)	5,962	1,947,723
Euronext NV (Netherlands), 144A	38,561	6,607,119
Futu Holdings Ltd. (Hong Kong), ADR	26,171	3,234,474
Goldman Sachs Group, Inc. (The)	35,043	24,801,683
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	188,244	10,124,999
Houlihan Lokey, Inc.	20,409	3,672,600
Intercontinental Exchange, Inc.	65,400	11,998,938
Invesco Ltd.(a)	554,300	8,741,311
Janus Henderson Group PLC	304,600	11,830,664
Julius Baer Group Ltd. (Switzerland)	13,500	915,770
MarketAxess Holdings, Inc.	9,300	2,077,062
Morgan Stanley	198,870	28,012,828
MSCI, Inc.	17,300	9,977,602
Nasdaq, Inc.	149,500	13,368,290
Nomura Holdings, Inc. (Japan)	985,500	6,494,152
Partners Group Holding AG (Switzerland)	566	740,513
Raymond James Financial, Inc.(a)	85,600	13,128,472
Robinhood Markets, Inc. (Class A Stock)*	72,000	6,741,360
S&P Global, Inc.	40,300	21,249,787
SBI Holdings, Inc. (Japan)	98,600	3,435,731
Singapore Exchange Ltd. (Singapore)	272,200	3,187,252
T. Rowe Price Group, Inc.(a)	17,600	1,698,400
TMX Group Ltd. (Canada)	52,821	2,238,904
UBS Group AG (Switzerland)	365,488	12,408,965
XP, Inc. (Brazil) (Class A Stock)	110,540	2,232,908

		288,621,679

Chemicals — 0.4%
Air Liquide SA (France)	41,318	8,519,818
Air Products & Chemicals, Inc.	25,004	7,052,628
Asahi Kasei Corp. (Japan)	694,100	4,941,136
BASF SE (Germany)	15,133	748,471
Celanese Corp.	25,700	1,421,981
DSM-Firmenich AG (Switzerland)	12,797	1,361,411
DuPont de Nemours, Inc.	189,138	12,972,975
Eastman Chemical Co.	16,500	1,231,890
Ecolab, Inc.	46,600	12,555,904
Evonik Industries AG (Germany)	38,961	804,879
Givaudan SA (Switzerland)	367	1,779,776
LANXESS AG (Germany)	77,242	2,302,996
Linde PLC	34,527	16,199,378
Mitsubishi Chemical Group Corp. (Japan)	285,200	1,499,018
Nippon Sanso Holdings Corp. (Japan)	33,600	1,271,475

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Nitto Denko Corp. (Japan)	109,800	$2,120,400
Novonesis Novozymes B (Denmark)	23,675	1,699,791
Olin Corp.	146,400	2,941,176
Orica Ltd. (Australia)	247,789	3,181,726
Sherwin-Williams Co. (The)	3,600	1,236,096
Shin-Etsu Chemical Co. Ltd. (Japan)	113,800	3,757,902
Solvay SA (Belgium)	20,408	706,869
Yara International ASA (Brazil)	64,009	2,362,104

		92,669,800

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	269,301	4,159,030
Cintas Corp.	31,200	6,953,544
Dai Nippon Printing Co. Ltd. (Japan)	142,900	2,169,199
Republic Services, Inc.	5,912	1,457,958
Securitas AB (Sweden) (Class B Stock)	90,945	1,361,659
TOPPAN Holdings, Inc. (Japan)	48,000	1,304,017
Veralto Corp.	125,200	12,638,940

		30,044,347

Communications Equipment — 0.3%
Arista Networks, Inc.*	152,440	15,596,136
Cisco Systems, Inc.	627,900	43,563,702
Nokia OYJ (Finland)	890,428	4,620,100
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	533,006	4,554,709

		68,334,647

Construction & Engineering — 0.2%
ACS Actividades de Construccion y
Servicios SA (Spain)(a)	45,405	3,155,993
Bouygues SA (France)	54,914	2,483,470
Eiffage SA (France)	30,894	4,341,017
Ferrovial SE	44,265	2,361,215
Kajima Corp. (Japan)	31,200	813,750
MasTec, Inc.*	49,100	8,368,113
Skanska AB (Sweden) (Class B Stock)	81,676	1,902,610
Vinci SA (France)	83,268	12,279,564

		35,705,732

Construction Materials — 0.2%
Amrize Ltd.*	55,747	2,780,851
CRH PLC (XLON)	63,123	5,826,866
CRH PLC (NYSE)	136,100	12,493,980
Heidelberg Materials AG (Germany)	20,008	4,711,820
Holcim AG*	67,672	5,025,264
Martin Marietta Materials, Inc.	3,200	1,756,672
Vulcan Materials Co.	39,380	10,271,092

		42,866,545

Consumer Finance — 0.3%
Ally Financial, Inc.	52,800	2,056,560
American Express Co.	71,125	22,687,452
Capital One Financial Corp.	131,752	28,031,556
Synchrony Financial(a)	181,063	12,084,145

		64,859,713

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail — 0.6%
Carrefour SA (France)	81,682	$1,152,225
Coles Group Ltd. (Australia)	288,155	3,951,216
Costco Wholesale Corp.	32,608	32,279,964
Dollar Tree, Inc.*	44,300	4,387,472
Endeavour Group Ltd. (Australia)	530,244	1,399,651
Kesko OYJ (Finland) (Class B Stock)	108,289	2,670,858
Koninklijke Ahold Delhaize NV (Netherlands)	123,881	5,174,070
Kroger Co. (The)	57,200	4,102,956
Marks & Spencer Group PLC (United Kingdom)	73,432	357,395
MatsukiyoCocokara & Co. (Japan)	162,900	3,350,939
Seven & i Holdings Co. Ltd. (Japan)	67,200	1,081,606
Target Corp.	133,600	13,179,640
Tesco PLC (United Kingdom)	1,904,535	10,500,698
US Foods Holding Corp.*	136,000	10,473,360
Walmart, Inc.	528,206	51,647,983
Woolworths Group Ltd. (Australia)	42,500	870,562

		146,580,595

Containers & Packaging — 0.1%
Avery Dennison Corp.	7,100	1,245,837
Crown Holdings, Inc.	94,415	9,722,856
Packaging Corp. of America	9,184	1,730,725

		12,699,418

Distributors — 0.0%
D’ieteren Group (Belgium)	4,250	915,234

Diversified Consumer Services — 0.0%
ADT, Inc.	410,000	3,472,700
Duolingo, Inc.*	2,600	1,066,052
H&R Block, Inc.	22,400	1,229,536

		5,768,288

Diversified REITs — 0.0%
Covivio SA (France)	16,457	1,043,442
GPT Group (The) (Australia)	371,652	1,186,526
Mirvac Group (Australia)	1,525,691	2,213,715
Stockland (Australia)	549,422	1,941,723

		6,385,406

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	1,017,996	29,460,804
Deutsche Telekom AG (Germany)	497,877	18,224,091
Elisa OYJ (Finland)	14,952	831,054
GCI Liberty, Inc. (Class A Stock)*^	51,000	5
Koninklijke KPN NV (Netherlands)	978,398	4,772,812
Orange SA (France)	361,785	5,509,330
Proximus SADP (Belgium)	124,400	1,213,473
Telenor ASA (Norway)	107,824	1,679,057
Telia Co. AB (Sweden)	835,908	3,006,615
Telstra Group Ltd. (Australia)	2,457,304	7,835,414
Verizon Communications, Inc.	229,826	9,944,571

		82,477,226

Electric Utilities — 0.5%
Alliant Energy Corp.	42,000	2,539,740
American Electric Power Co., Inc.	98,500	10,220,360

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Chubu Electric Power Co., Inc. (Japan)	152,800	$1,890,813
Constellation Energy Corp.	21,500	6,939,340
Enel SpA (Italy)	1,201,849	11,406,395
Entergy Corp.	31,716	2,636,234
FirstEnergy Corp.	58,000	2,335,080
Fortum OYJ (Finland)	22,547	422,797
Iberdrola SA (Spain)	710,716	13,672,776
Kansai Electric Power Co., Inc. (The) (Japan)	252,400	2,993,419
Mercury NZ Ltd. (New Zealand)	180,815	662,560
NextEra Energy, Inc.	215,037	14,927,869
NRG Energy, Inc.	105,900	17,005,422
OGE Energy Corp.	130,000	5,769,400
PG&E Corp.	237,862	3,315,796
Southern Co. (The)	155,267	14,258,169
SSE PLC (United Kingdom)	91,994	2,316,422
Terna - Rete Elettrica Nazionale (Italy)	171,650	1,764,728
Xcel Energy, Inc.	45,742	3,115,030

		118,192,350

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	222,255	13,319,484
AMETEK, Inc.	6,869	1,243,014
Eaton Corp. PLC	77,224	27,568,196
Emerson Electric Co.	45,200	6,026,516
Fuji Electric Co. Ltd. (Japan)	43,976	2,025,179
Fujikura Ltd. (Japan)	57,600	3,030,073
GE Vernova, Inc.	44,618	23,609,615
Generac Holdings, Inc.*	10,043	1,438,258
Legrand SA (France)	21,946	2,941,390
Mitsubishi Electric Corp. (Japan)	176,800	3,802,787
Nidec Corp. (Japan)	74,800	1,453,596
nVent Electric PLC	29,700	2,175,525
Rockwell Automation, Inc.	39,200	13,021,064
Schneider Electric SE	47,430	12,734,239
Sensata Technologies Holding PLC	56,000	1,686,160
Siemens Energy AG (Germany)*	121,742	14,229,317

		130,304,413

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	53,700	5,302,875
Corning, Inc.	186,485	9,807,246
Halma PLC (United Kingdom)	154,571	6,794,033
Hexagon AB (Sweden) (Class B Stock)	52,750	531,699
Keyence Corp. (Japan)	18,669	7,464,394
Keysight Technologies, Inc.*	13,000	2,130,180
Kyocera Corp. (Japan)	145,000	1,741,502
Ralliant Corp.*	10	501
TDK Corp. (Japan)	117,700	1,373,860
Vontier Corp.	135,400	4,996,260
Yokogawa Electric Corp. (Japan)	32,900	878,886
Zebra Technologies Corp. (Class A Stock)*	29,200	9,004,112

		50,025,548

Energy Equipment & Services — 0.1%
Baker Hughes Co.	319,023	12,231,342
Schlumberger NV	262,600	8,875,880

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
TechnipFMC PLC (United Kingdom)	43,678	$1,504,270

		22,611,492

Entertainment — 0.7%
Capcom Co. Ltd. (Japan)	35,700	1,219,208
CTS Eventim AG & Co. KGaA (Germany)	20,259	2,519,221
Konami Group Corp. (Japan)	35,200	5,565,182
Netflix, Inc.*	43,079	57,688,381
Nintendo Co. Ltd. (Japan)	100,876	9,687,106
ROBLOX Corp. (Class A Stock)*	98,649	10,377,875
Sea Ltd. (Singapore), ADR*	84,447	13,506,453
Spotify Technology SA*	27,362	20,995,957
Universal Music Group NV (Netherlands)(a)	41,641	1,350,857
Walt Disney Co. (The)	368,570	45,706,366

		168,616,606

Financial Services — 1.0%
Adyen NV (Netherlands), 144A*	3,807	6,991,698
Apollo Global Management, Inc.	13,390	1,899,639
Banca Mediolanum SpA (Italy)	90,330	1,556,676
Berkshire Hathaway, Inc. (Class B Stock)*	120,901	58,730,079
Edenred SE (France)	56,784	1,763,740
Eurazeo SE (France)	11,607	829,816
Fidelity National Information Services, Inc.	137,699	11,210,076
Industrivarden AB (Sweden) (Class A Stock)	8,008	291,118
Investor AB (Sweden) (Class B Stock)	125,487	3,718,605
M&G PLC (United Kingdom)	860,549	3,041,799
Mastercard, Inc. (Class A Stock)	107,480	60,397,311
ORIX Corp. (Japan)	216,900	4,894,712
PayPal Holdings, Inc.*	220,400	16,380,128
Toast, Inc. (Class A Stock)*	114,336	5,063,941
Visa, Inc. (Class A Stock)	142,449	50,576,517
Washington H Soul Pattinson & Co. Ltd. (Australia)	29,555	817,065
Wise PLC (United Kingdom) (Class A Stock)*	120,100	1,715,676

		229,878,596

Food Products — 0.4%
Ajinomoto Co., Inc. (Japan)	147,600	4,003,380
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	23	387,633
Conagra Brands, Inc.	503,700	10,310,739
Danone SA (France)	32,227	2,636,921
General Mills, Inc.	39,000	2,020,590
Hershey Co. (The)	9,344	1,550,637
Hormel Foods Corp.	119,100	3,602,775
Ingredion, Inc.	79,700	10,808,914
JDE Peet’s NV (Netherlands)	113,927	3,254,276
Kraft Heinz Co. (The)	125,000	3,227,500
Mondelez International, Inc. (Class A Stock)(a)	118,651	8,001,823
Nestle SA	250,727	24,928,876

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
WH Group Ltd. (Hong Kong), 144A	4,416,500	$4,256,588
Wilmar International Ltd. (China)	775,700	1,750,972
Yamazaki Baking Co. Ltd. (Japan)	141,600	3,169,723

		83,911,347

Gas Utilities — 0.1%
National Fuel Gas Co.	61,100	5,175,781
Osaka Gas Co. Ltd. (Japan)	61,100	1,567,211
Snam SpA (Italy)	422,215	2,555,960
Tokyo Gas Co. Ltd. (Japan)	71,000	2,361,609

		11,660,561

Ground Transportation — 0.4%
Central Japan Railway Co. (Japan)	138,100	3,087,169
CSX Corp.	312,095	10,183,660
Norfolk Southern Corp.	26,498	6,782,693
Ryder System, Inc.	22,400	3,561,600
Tokyo Metro Co. Ltd. (Japan)	165,754	1,928,826
Uber Technologies, Inc.*	328,130	30,614,529
Union Pacific Corp.	111,077	25,556,596
West Japan Railway Co. (Japan)	96,696	2,210,574

		83,925,647

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	263,452	35,832,107
Alcon AG	10,656	945,006
Becton, Dickinson & Co.	14,954	2,575,826
Boston Scientific Corp.*	122,200	13,125,502
DENTSPLY SIRONA, Inc.	193,100	3,066,428
Dexcom, Inc.*	107,200	9,357,488
Edwards Lifesciences Corp.*	63,039	4,930,280
EssilorLuxottica SA (France)	22,011	6,044,057
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	179,146	3,934,893
Hoya Corp. (Japan)	67,700	8,040,195
IDEXX Laboratories, Inc.*	3,900	2,091,726
Insulet Corp.*	17,400	5,466,732
Intuitive Surgical, Inc.*	16,600	9,020,606
Medtronic PLC	213,200	18,584,644
Olympus Corp. (Japan)	88,800	1,054,795
Siemens Healthineers AG (Germany), 144A	18,269	1,014,192
Smith & Nephew PLC (United Kingdom)	146,879	2,249,341
STERIS PLC	22,200	5,332,884
Stryker Corp.	22,126	8,753,709
Terumo Corp. (Japan)	72,200	1,325,006

		142,745,417

Health Care Providers & Services — 0.5%
Cardinal Health, Inc.	87,000	14,616,000
Cencora, Inc.	7,905	2,370,314
Centene Corp.*	146,300	7,941,164
Cigna Group (The)	65,910	21,788,528
CVS Health Corp.	269,347	18,579,556
Elevance Health, Inc.(a)	6,800	2,644,928
Encompass Health Corp.	38,638	4,738,178
Fresenius Medical Care AG (Germany)	82,227	4,724,367

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Fresenius SE & Co. KGaA (Germany)	28,190	$1,418,599
Humana, Inc.	15,000	3,667,200
Labcorp Holdings, Inc.	7,800	2,047,578
McKesson Corp.	11,400	8,353,692
Quest Diagnostics, Inc.(a)	11,652	2,093,049
Sonic Healthcare Ltd. (Australia)	215,022	3,795,394
Tenet Healthcare Corp.*	50,400	8,870,400
UnitedHealth Group, Inc.	66,455	20,731,966

		128,380,913

Health Care REITs — 0.0%
Healthpeak Properties, Inc.(a)	296,300	5,188,213
Ventas, Inc.(a)	84,012	5,305,358

		10,493,571

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	11,915	2,229,710
Veeva Systems, Inc. (Class A Stock)*	21,900	6,306,762

		8,536,472

Hotels, Restaurants & Leisure — 0.7%
Amadeus IT Group SA (Spain)	38,794	3,277,435
Aristocrat Leisure Ltd. (Australia)	54,389	2,330,285
Booking Holdings, Inc.	4,500	26,051,580
Chipotle Mexican Grill, Inc.*	94,492	5,305,726
Compass Group PLC (United Kingdom)	378,415	12,817,676
Darden Restaurants, Inc.	72,200	15,737,434
Delivery Hero SE (South Korea), 144A*	28,964	786,147
DoorDash, Inc. (Class A Stock)*	7,200	1,774,872
Dutch Bros, Inc. (Class A Stock)*	18,097	1,237,292
Entain PLC (United Kingdom)	46,980	581,877
Eternal Ltd. (India)*	652,897	2,010,791
Evolution AB (Sweden), 144A	18,780	1,491,566
Expedia Group, Inc.	68,000	11,470,240
Galaxy Entertainment Group Ltd. (Macau)	566,000	2,523,001
InterContinental Hotels Group PLC (United Kingdom)	19,712	2,253,775
MakeMyTrip Ltd. (India)*	27,600	2,705,352
Marriott International, Inc. (Class A Stock)	21,979	6,004,883
Marriott Vacations Worldwide Corp.(a)	32,400	2,342,844
McDonald’s Corp.	79,209	23,142,494
Oriental Land Co. Ltd. (Japan)	129,000	2,971,099
Royal Caribbean Cruises Ltd.(a)	27,000	8,454,780
Sodexo SA (France)	20,442	1,258,133
Yum! Brands, Inc.	109,865	16,279,796
Zensho Holdings Co. Ltd. (Japan)	21,400	1,295,264

		154,104,342

Household Durables — 0.1%
Barratt Redrow PLC (United Kingdom)	171,025	1,070,957
Cairn Homes PLC (Ireland)	1,132,127	2,863,461
Garmin Ltd.	16,200	3,381,264
Panasonic Holdings Corp. (Japan)	343,500	3,675,218
PulteGroup, Inc.	21,600	2,277,936
Sekisui House Ltd. (Japan)	83,200	1,831,177

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Sony Group Corp. (Japan)	684,600	$17,799,823
Toll Brothers, Inc.	17,851	2,037,335

		34,937,171

Household Products — 0.2%
Colgate-Palmolive Co.	143,411	13,036,060
Essity AB (Sweden) (Class B Stock)	148,632	4,115,453
Henkel AG & Co. KGaA (Germany)	7,017	508,910
Kimberly-Clark Corp.	62,100	8,005,932
Procter & Gamble Co. (The)	153,925	24,523,331
Reckitt Benckiser Group PLC (United Kingdom)	96,709	6,588,494

		56,778,180

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	145,000	1,525,400
Clearway Energy, Inc. (Class C Stock)	40,000	1,280,000
Meridian Energy Ltd. (New Zealand)	406,845	1,464,291
RWE AG (Germany)	84,181	3,517,772
Vistra Corp.	44,859	8,694,123

		16,481,586

Industrial Conglomerates — 0.3%
3M Co.	147,308	22,426,170
CK Hutchison Holdings Ltd. (United Kingdom)	137,500	846,681
Hitachi Ltd. (Japan)	340,400	9,893,506
Honeywell International, Inc.	7,135	1,661,599
Keppel Ltd. (Singapore)	84,000	490,524
Lifco AB (Sweden) (Class B Stock)	9,658	391,408
Sekisui Chemical Co. Ltd. (Japan)	155,900	2,823,455
Siemens AG (Germany)	96,023	24,664,295
Smiths Group PLC (United Kingdom)	121,224	3,739,076
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	142,500	1,221,525

		68,158,239

Industrial REITs — 0.1%
Americold Realty Trust, Inc.	115,000	1,912,450
Goodman Group (Australia)	78,287	1,764,951
Prologis, Inc.	241,371	25,372,920
Segro PLC (United Kingdom)	316,404	2,961,904

		32,012,225

Insurance — 1.3%
Admiral Group PLC (United Kingdom)	98,483	4,422,536
AIA Group Ltd. (Hong Kong)	1,208,600	10,948,035
Allianz SE (Germany)	33,147	13,452,165
Allstate Corp. (The)	67,500	13,588,425
American International Group, Inc.	53,100	4,544,829
Aon PLC (Class A Stock)(a)	4,700	1,676,772
Arthur J. Gallagher & Co.	43,785	14,016,454
ASR Nederland NV (Netherlands)	81,993	5,448,072
Aviva PLC (United Kingdom)	160,994	1,368,728
AXA SA (France)	434,972	21,359,318
Axis Capital Holdings Ltd.	34,174	3,547,945
Brown & Brown, Inc.	11,200	1,241,744
Chubb Ltd.	105,213	30,482,310

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Dai-ichi Life Holdings, Inc. (Japan)	435,800	$3,313,216
Fairfax Financial Holdings Ltd. (Canada)	1,344	2,425,961
Fidelity National Financial, Inc.	108,300	6,071,298
Hannover Rueck SE (Germany)	2,967	934,941
Insurance Australia Group Ltd. (Australia)	258,194	1,534,969
Japan Post Holdings Co. Ltd. (Japan)	280,800	2,600,831
Japan Post Insurance Co. Ltd. (Japan)	21,000	475,445
Kemper Corp.	21,200	1,368,248
Markel Group, Inc.*	1,813	3,621,214
Marsh & McLennan Cos., Inc.	115,986	25,359,179
Medibank Private Ltd. (Australia)	487,811	1,619,972
MetLife, Inc.	309,588	24,897,067
MS&AD Insurance Group Holdings, Inc. (Japan)	69,500	1,553,715
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	21,459	13,934,069
NN Group NV (Netherlands)	51,079	3,398,751
Phoenix Group Holdings PLC (United Kingdom)	361,497	3,270,511
Poste Italiane SpA (Italy), 144A	150,803	3,240,132
Principal Financial Group, Inc.	21,600	1,715,688
Progressive Corp. (The)	94,911	25,327,949
Prudential PLC (Hong Kong)	500,269	6,261,492
QBE Insurance Group Ltd. (Australia)	757,677	11,667,564
RenaissanceRe Holdings Ltd. (Bermuda)	5,493	1,334,250
Sampo OYJ (Finland) (Class A Stock)	153,668	1,653,852
Sompo Holdings, Inc. (Japan)	100,700	3,034,575
Suncorp Group Ltd. (Australia)	25,575	364,486
Swiss Life Holding AG (Switzerland)	879	889,868
Swiss Re AG	22,641	3,916,601
Talanx AG (Germany)	44,184	5,728,091
Tokio Marine Holdings, Inc. (Japan)	91,400	3,873,628
Travelers Cos., Inc. (The)	26,929	7,204,585
Unipol Assicurazioni SpA (Italy)	179,611	3,557,155
Unum Group	28,500	2,301,660
Zurich Insurance Group AG (Switzerland)	13,495	9,442,764

		313,991,060

Interactive Media & Services — 1.5%
Alphabet, Inc. (Class A Stock)	636,295	112,134,268
Alphabet, Inc. (Class C Stock)	357,042	63,335,680
Diamond Sports Group LLC*	26,776	368,170
LY Corp. (Japan)	181,700	669,129
Meta Platforms, Inc. (Class A Stock)	234,736	173,256,294
REA Group Ltd. (Australia)	17,184	2,721,239
Scout24 SE (Germany), 144A	31,488	4,346,882
Tencent Holdings Ltd. (China)	26,779	1,725,521

		358,557,183

IT Services — 0.4%
Accenture PLC (Ireland) (Class A Stock)	21,217	6,341,549
Akamai Technologies, Inc.*	32,300	2,576,248

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
Capgemini SE (France)	9,663	$1,654,658
Cognizant Technology Solutions Corp. (Class A Stock)	185,600	14,482,368
DXC Technology Co.*	85,700	1,310,353
Fujitsu Ltd. (Japan)	164,700	3,995,520
Gartner, Inc.*	22,000	8,892,840
International Business Machines Corp.	45,717	13,476,457
Kyndryl Holdings, Inc.*	59,700	2,505,012
NEC Corp. (Japan)	296,000	8,635,816
Nomura Research Institute Ltd. (Japan)	16,200	647,958
Obic Co. Ltd. (Japan)	46,800	1,819,822
SCSK Corp. (Japan)	163,300	4,919,851
Shopify, Inc. (Canada) (Class A Stock)*	41,703	4,810,441
Snowflake, Inc. (Class A Stock)*	87,700	19,624,629
TIS, Inc. (Japan)	42,900	1,437,565
Twilio, Inc. (Class A Stock)*	19,600	2,437,456
Wix.com Ltd. (Israel)*	5,700	903,222

		100,471,765

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	29,400	1,053,673
Hasbro, Inc.	18,188	1,342,638

		2,396,311

Life Sciences Tools & Services — 0.2%
Danaher Corp.	77,182	15,246,532
Eurofins Scientific SE (Luxembourg)	19,140	1,364,018
Lonza Group AG (Switzerland)	9,845	7,040,784
QIAGEN NV	61,497	2,962,902
Sartorius Stedim Biotech (France)	5,725	1,369,778
Thermo Fisher Scientific, Inc.	28,407	11,517,902
West Pharmaceutical Services, Inc.(a)	9,000	1,969,200

		41,471,116

Machinery — 0.7%
Alfa Laval AB (Sweden)	44,104	1,857,600
Allison Transmission Holdings, Inc.	137,720	13,082,023
Alstom SA (France)*	228,001	5,321,757
Atlas Copco AB (Sweden) (Class B Stock)	140,046	1,993,217
Caterpillar, Inc.	14,771	5,734,250
Crane Co.	27,200	5,165,008
Cummins, Inc.	12,800	4,192,000
Daifuku Co. Ltd. (Japan)	18,200	468,212
Deere & Co.	40,639	20,664,525
Dover Corp.	49,645	9,096,453
Epiroc AB (Sweden) (Class B Stock)	26,092	500,250
FANUC Corp. (Japan)	84,000	2,280,372
Flowserve Corp.	138,500	7,250,475
Fortive Corp.	19,570	1,020,184
Gates Industrial Corp. PLC*	72,038	1,659,035
GEA Group AG (Germany)	29,734	2,084,356
ITT, Inc.	37,200	5,834,076
Komatsu Ltd. (Japan)	181,000	5,971,831
Kone OYJ (Finland) (Class B Stock)	10,962	722,185
Makita Corp. (Japan)	70,700	2,177,416
MINEBEA MITSUMI, Inc. (Japan)	142,400	2,082,420

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Mitsubishi Heavy Industries Ltd. (Japan)	266,400	$6,666,497
Otis Worldwide Corp.	35,200	3,485,504
Parker-Hannifin Corp.(a)	31,791	22,205,060
Pentair PLC	85,400	8,767,164
Sandvik AB (Sweden)	95,270	2,187,625
Schindler Holding AG (Switzerland)	1,520	552,196
Schindler Holding AG (Switzerland) (Part. Cert.)	6,938	2,583,505
SMC Corp. (Japan)	3,700	1,325,941
Volvo AB (Sweden) (Class B Stock)	81,610	2,296,311
Wartsila OYJ Abp (Finland)	206,505	4,880,614
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,014,100	3,514,805

		157,622,867

Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	190	350,543
AP Moller - Maersk A/S (Denmark) (Class B Stock)(a)	1,214	2,257,674
Kawasaki Kisen Kaisha Ltd. (Japan)	71,200	1,008,339
Mitsui OSK Lines Ltd. (Japan)	53,000	1,770,186
Nippon Yusen KK (Japan)	63,000	2,266,422
SITC International Holdings Co. Ltd. (China)	1,036,000	3,321,409

		10,974,573

Media — 0.1%
Charter Communications, Inc. (Class A Stock)*	4,200	1,717,002
Comcast Corp. (Class A Stock)	670,608	23,933,999
Publicis Groupe SA (France)	32,413	3,660,879
WPP PLC (United Kingdom)	382,977	2,696,537

		32,008,417

Metals & Mining — 0.3%
Agnico Eagle Mines Ltd. (Canada)(a)	21,911	2,605,875
Anglo American PLC (South Africa)	42,597	1,255,670
ArcelorMittal SA (Luxembourg)	82,895	2,632,274
BHP Group Ltd. (Australia)	536,845	12,915,201
BlueScope Steel Ltd. (Australia)	191,835	2,923,285
Boliden AB (Sweden)*	90,715	2,834,795
Evolution Mining Ltd. (Australia)	184,287	959,452
Fortescue Ltd. (Australia)	380,884	3,828,735
Freeport-McMoRan, Inc.	294,500	12,766,575
Glencore PLC (Australia)*	1,144,062	4,458,001
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	285,728	2,146,501
JFE Holdings, Inc. (Japan)	138,400	1,609,960
Newmont Corp.	49,200	2,866,392
Nippon Steel Corp. (Japan)	185,300	3,504,382
Northern Star Resources Ltd. (Australia)	148,806	1,838,072
Nucor Corp.	16,200	2,098,548
Rio Tinto Ltd. (Australia)	33,823	2,394,339
Rio Tinto PLC (Australia)	127,910	7,444,888
South32 Ltd. (Australia)	299,156	571,656

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Valterra Platinum Ltd. (South Africa)*	4,949	$217,384

		71,871,985

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Rithm Capital Corp.	286,000	3,228,940

Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	144,962	5,325,904
CMS Energy Corp.	78,803	5,459,472
Dominion Energy, Inc.(a)	71,132	4,020,381
DTE Energy Co.	72,900	9,656,334
E.ON SE (Germany)	602,668	11,104,543
Engie SA (France)	403,444	9,482,065
National Grid PLC (United Kingdom)	601,121	8,823,653
NiSource, Inc.	545,328	21,998,531
Public Service Enterprise Group, Inc.	44,900	3,779,682
Sembcorp Industries Ltd. (Singapore)	337,100	1,815,988
Sempra	16,100	1,219,897
Veolia Environnement SA (France)	143,150	5,110,724

		87,797,174

Office REITs — 0.0%
Cousins Properties, Inc.	52,282	1,570,028
Nippon Building Fund, Inc. (Japan)	384	354,578

		1,924,606

Oil, Gas & Consumable Fuels — 1.1%
ARC Resources Ltd. (Canada)	100,573	2,120,397
BP PLC	712,246	3,548,621
Cenovus Energy, Inc. (Canada)	330,800	4,501,358
Cheniere Energy, Inc.	49,861	12,142,151
Chevron Corp.(a)	248,771	35,621,519
ConocoPhillips	133,195	11,952,919
Devon Energy Corp.	229,000	7,284,490
Enbridge, Inc. (Canada)	65,585	2,974,021
ENEOS Holdings, Inc. (Japan)	656,200	3,252,674
Eni SpA (Italy)	114,310	1,846,578
EOG Resources, Inc.	172,714	20,658,322
Equinor ASA (Norway)	167,664	4,234,196
Exxon Mobil Corp.	522,333	56,307,497
Inpex Corp. (Japan)(a)	114,500	1,607,256
LUKOIL PJSC (Russia)*^	9,456	—
Marathon Petroleum Corp.	14,000	2,325,540
Ovintiv, Inc.	35,100	1,335,555
Phillips 66	34,000	4,056,200
Repsol SA (Spain)(a)	51,038	746,502
Shell PLC	1,005,833	35,093,065
Shell PLC, ADR	134,296	9,455,781
TotalEnergies SE (France)	273,757	16,732,756
Valero Energy Corp.	51,000	6,855,420
Williams Cos., Inc. (The)	370,301	23,258,606
Woodside Energy Group Ltd. (Australia)	54,362	839,725

		268,751,149

Passenger Airlines — 0.1%
International Consolidated Airlines Group SA (United Kingdom)	1,060,196	4,994,820
Qantas Airways Ltd. (Australia)	1,259,322	8,896,572

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Passenger Airlines (cont’d.)
Ryanair Holdings PLC (Italy)	31,275	$887,137
Singapore Airlines Ltd. (Singapore)	270,900	1,485,820

		16,264,349

Personal Care Products — 0.2%
L’Oreal SA (France)	23,781	10,186,675
Unilever PLC (United Kingdom) (XLON)	224,689	13,711,929
Unilever PLC (United Kingdom) (XAMS)	90,967	5,552,384
Unilever PLC (United Kingdom), ADR	205,706	12,583,036

		42,034,024

Pharmaceuticals — 1.4%
Astellas Pharma, Inc. (Japan)	288,000	2,819,795
AstraZeneca PLC (United Kingdom)	157,138	21,868,765
AstraZeneca PLC (United Kingdom), ADR	133,793	9,349,455
Bayer AG (Germany)	93,655	2,821,571
Bristol-Myers Squibb Co.	464,964	21,523,184
Chugai Pharmaceutical Co. Ltd. (Japan)	40,400	2,109,600
Daiichi Sankyo Co. Ltd. (Japan)	78,200	1,811,746
Elanco Animal Health, Inc.*	849,366	12,128,947
Eli Lilly & Co.	70,465	54,929,581
Galderma Group AG (Switzerland)	51,056	7,421,280
GSK PLC	478,000	9,113,772
Haleon PLC	266,221	1,368,278
Hikma Pharmaceuticals PLC (United Kingdom)	110,624	3,018,821
Ipsen SA (France)	8,209	977,838
Johnson & Johnson	139,101	21,247,678
Merck & Co., Inc.	359,713	28,474,881
Merck KGaA (Germany)	3,290	426,576
Novartis AG	220,769	26,796,303
Novo Nordisk A/S (Denmark) (Class B Stock)	252,382	17,488,571
Orion OYJ (Finland) (Class B Stock)	64,400	4,845,038
Otsuka Holdings Co. Ltd. (Japan)	45,900	2,275,690
Pfizer, Inc.	478,819	11,606,573
Recordati Industria Chimica e Farmaceutica SpA (Italy)	9,150	575,123
Roche Holding AG	87,858	28,678,599
Roche Holding AG, ADR(a)	48,445	1,974,618
Sandoz Group AG (Switzerland)	24,133	1,322,570
Sanofi SA	184,475	17,859,710
Sanofi SA, ADR	63,858	3,084,980
Shionogi & Co. Ltd. (Japan)	59,400	1,069,335
Takeda Pharmaceutical Co. Ltd. (Japan)	241,400	7,452,743
UCB SA (Belgium)	22,293	4,386,322

		330,827,943

Professional Services — 0.2%
Automatic Data Processing, Inc.	62,976	19,421,798
Clarivate PLC*(a)	325,500	1,399,650
Computershare Ltd. (Australia)	178,612	4,685,722
Concentrix Corp.(a)	24,000	1,268,520

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Experian PLC	95,036	$4,900,651
Genpact Ltd.	33,500	1,474,335
Jacobs Solutions, Inc.	11,400	1,498,530
ManpowerGroup, Inc.	31,500	1,272,600
Paylocity Holding Corp.*	18,400	3,333,896
Recruit Holdings Co. Ltd. (Japan)	129,800	7,633,102
RELX PLC (United Kingdom)	75,927	4,115,067
Science Applications International Corp.	16,200	1,824,282
Teleperformance SE (France)	9,500	922,710
Verisk Analytics, Inc.	4,000	1,246,000
Wolters Kluwer NV (Netherlands)	8,185	1,368,844

		56,365,707

Real Estate Management & Development — 0.1%
Daito Trust Construction Co. Ltd. (Japan)	8,300	904,023
Daiwa House Industry Co. Ltd. (Japan)	69,000	2,371,034
Henderson Land Development Co. Ltd. (Hong Kong)	123,000	431,976
Hongkong Land Holdings Ltd. (Hong Kong)	73,700	425,490
Howard Hughes Holdings, Inc.*(a)	29,700	2,004,750
Jones Lang LaSalle, Inc.*	46,500	11,893,770
KE Holdings, Inc. (China), ADR	93,472	1,658,193
LEG Immobilien SE (Germany)	13,229	1,177,533
Mitsubishi Estate Co. Ltd. (Japan)	58,900	1,104,205
Mitsui Fudosan Co. Ltd. (Japan)	324,500	3,141,511
Sumitomo Realty & Development Co. Ltd. (Japan)	30,700	1,185,614
Sun Hung Kai Properties Ltd. (Hong Kong)	36,000	414,830
Swiss Prime Site AG (Switzerland)	8,880	1,333,103
Vonovia SE (Germany)	52,410	1,858,112
Zillow Group, Inc. (Class C Stock)*	25,000	1,751,250

		31,655,394

Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	76,500	2,759,355
AvalonBay Communities, Inc.(a)	7,834	1,594,219
Camden Property Trust	66,105	7,449,372

		11,802,946

Retail REITs — 0.1%
Klepierre SA (France)	67,417	2,665,621
Realty Income Corp.(a)	97,500	5,616,975
Scentre Group (Australia)	1,332,342	3,129,293
Vicinity Ltd. (Australia)	1,414,877	2,309,738

		13,721,627

Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.*	20,400	2,894,760
Advantest Corp. (Japan)	76,000	5,633,959
Analog Devices, Inc.	112,021	26,663,238
Applied Materials, Inc.	56,100	10,270,227
ASM International NV (Netherlands)	2,835	1,818,589

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASML Holding NV (Netherlands) (XAMS)	37,181	$29,794,505
ASML Holding NV (Netherlands) (XNGS)	3,684	2,952,321
Broadcom, Inc.	495,730	136,647,974
Disco Corp. (Japan)	9,500	2,814,313
Infineon Technologies AG (Germany)	146,490	6,251,028
Lam Research Corp.	168,148	16,367,526
Lasertec Corp. (Japan)(a)	8,300	1,112,704
Marvell Technology, Inc.	64,700	5,007,780
MediaTek, Inc. (Taiwan)	54,363	2,329,382
Microchip Technology, Inc.	29,700	2,089,989
Micron Technology, Inc.	84,697	10,438,905
Nova Ltd. (Israel)*	6,018	1,706,005
NVIDIA Corp.	2,260,541	357,142,873
NXP Semiconductors NV (Netherlands)	69,244	15,129,122
QUALCOMM, Inc.	111,408	17,742,838
Renesas Electronics Corp. (Japan)	150,000	1,855,715
SCREEN Holdings Co. Ltd. (Japan)	29,400	2,390,556
STMicroelectronics NV (Singapore)	121,089	3,712,830
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	92,434	20,935,377
Teradyne, Inc.	16,200	1,456,704
Texas Instruments, Inc.	94,207	19,559,257
Tokyo Electron Ltd. (Japan)	40,000	7,660,378

		712,378,855

Software — 2.9%
Adobe, Inc.*	32,511	12,577,856
AppLovin Corp. (Class A Stock)*	52,200	18,274,176
Atlassian Corp. (Class A Stock)*	23,600	4,792,924
Autodesk, Inc.*	36,100	11,175,477
Cadence Design Systems, Inc.*	10,695	3,295,664
Check Point Software Technologies Ltd. (Israel)*	5,900	1,305,375
Constellation Software, Inc. (Canada)	1,020	3,740,087
CyberArk Software Ltd.*	24,280	9,879,046
Dassault Systemes SE (France)	30,063	1,089,532
Docusign, Inc.*	18,042	1,405,291
Dynatrace, Inc.*	94,400	5,211,824
Gen Digital, Inc.	176,100	5,177,340
Intuit, Inc.	45,669	35,970,275
Microsoft Corp.	766,658	381,343,356
Monday.com Ltd.*(a)	5,900	1,855,432
Nice Ltd. (Israel)*	10,249	1,737,341
Nutanix, Inc. (Class A Stock)*	28,600	2,186,184
Oracle Corp.	219,455	47,979,447
Oracle Corp. (Japan)	7,200	858,172
Palantir Technologies, Inc. (Class A Stock)*	130,900	17,844,288
Roper Technologies, Inc.	3,600	2,040,624
Sage Group PLC (The) (United Kingdom)	86,576	1,486,753
Salesforce, Inc.	116,955	31,892,459
SAP SE (Germany)	114,494	35,009,914
ServiceNow, Inc.*	25,795	26,519,324
Xero Ltd. (New Zealand)*	46,793	5,536,981

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Zoom Communications, Inc. (Class A Stock)*	149,400	$11,650,212

		681,835,354

Specialized REITs — 0.2%
American Tower Corp.	26,903	5,946,101
Crown Castle, Inc.	86,100	8,845,053
Digital Realty Trust, Inc.	11,295	1,969,058
Equinix, Inc.	18,900	15,034,383
Gaming & Leisure Properties, Inc.	101,853	4,754,498
Iron Mountain, Inc.	47,500	4,872,075
Public Storage	44,298	12,997,919

		54,419,087

Specialty Retail — 0.6%
AutoZone, Inc.*	400	1,484,892
Avolta AG (Switzerland)*	54,756	2,982,619
Bath & Body Works, Inc.	107,200	3,211,712
CarMax, Inc.*	78,800	5,296,148
Carvana Co.*	17,600	5,930,496
Fast Retailing Co. Ltd. (Japan)	11,400	3,908,651
Five Below, Inc.*	14,400	1,888,992
Gap, Inc. (The)	101,400	2,211,534
Home Depot, Inc. (The)	94,537	34,661,046
Industria de Diseno Textil SA (Spain)	81,138	4,232,706
JD Sports Fashion PLC (United Kingdom)	1,986,447	2,422,422
Kingfisher PLC (United Kingdom)	954,736	3,812,831
Lowe’s Cos., Inc.	172,060	38,174,952
TJX Cos., Inc. (The)	148,771	18,371,731
Ulta Beauty, Inc.*	18,800	8,795,016
Zalando SE (Germany), 144A*	34,109	1,125,506
ZOZO, Inc. (Japan)	31,600	341,429

		138,852,683

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	1,416,030	290,526,875
Canon, Inc. (Japan)	51,700	1,499,493
Dell Technologies, Inc. (Class C Stock)	16,575	2,032,095
FUJIFILM Holdings Corp. (Japan)	72,000	1,559,202
Hewlett Packard Enterprise Co.	161,632	3,305,374
HP, Inc.	75,000	1,834,500
Logitech International SA (Switzerland)	19,869	1,801,810
Samsung Electronics Co. Ltd. (South Korea)	77,130	3,410,814
Seagate Technology Holdings PLC(a)	31,588	4,559,096
Xiaomi Corp. (China) (Class B Stock), 144A*	1,018,425	7,839,568

		318,368,827

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	29,869	6,972,318
Amer Sports, Inc. (Finland)*	188,000	7,286,880
Asics Corp. (Japan)	339,100	8,647,180
Brunello Cucinelli SpA (Italy)	41,834	5,078,768
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	55,112	10,429,002
Deckers Outdoor Corp.*(a)	14,800	1,525,436

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Hermes International SCA (France)	3,390	$9,189,835
LVMH Moet Hennessy Louis Vuitton SE (France)	21,783	11,400,786
Moncler SpA (Italy)	103,283	5,891,419
NIKE, Inc. (Class B Stock)	23,198	1,647,986
On Holding AG (Switzerland) (Class A Stock)*	42,329	2,203,225
Pandora A/S (Denmark)	14,987	2,640,640
Ralph Lauren Corp.	19,238	5,276,599
Tapestry, Inc.	63,600	5,584,716

		83,774,790

Tobacco — 0.3%
Altria Group, Inc.	86,900	5,094,947
British American Tobacco PLC (United Kingdom)	100,038	4,756,444
Imperial Brands PLC (United Kingdom)	213,568	8,438,107
Japan Tobacco, Inc. (Japan)(a)	100,700	2,966,564
Philip Morris International, Inc.	224,230	40,839,010

		62,095,072

Trading Companies & Distributors — 0.3%
AddTech AB (Sweden) (Class B Stock)	22,147	755,026
AerCap Holdings NV (Ireland)	30,400	3,556,800
Ashtead Group PLC (United Kingdom)	28,310	1,815,409
Core & Main, Inc. (Class A Stock)*	25,681	1,549,848
Ferguson Enterprises, Inc.	14,187	3,106,568
ITOCHU Corp. (Japan)	159,000	8,326,038
Marubeni Corp. (Japan)	121,600	2,451,243
Mitsubishi Corp. (Japan)	704,900	14,085,230
Mitsui & Co. Ltd. (Japan)	173,100	3,527,774
MonotaRO Co. Ltd. (Japan)	58,700	1,155,560
Sumitomo Corp. (Japan)	224,700	5,798,771
Toyota Tsusho Corp. (Japan)	291,000	6,591,513
United Rentals, Inc.(a)	6,067	4,570,878
W.W. Grainger, Inc.	4,900	5,097,176
WESCO International, Inc.	65,200	12,075,040

		74,462,874

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	159,775	4,264,999
Getlink SE (France)	97,812	1,888,165
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	3,076	706,311

		6,859,475

Water Utilities — 0.0%
American Water Works Co., Inc.	52,900	7,358,919
United Utilities Group PLC (United Kingdom)	218,192	3,426,218

		10,785,137

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	378,800	6,504,218
SoftBank Group Corp. (Japan)	49,300	3,584,407
Tele2 AB (Sweden) (Class B Stock)	161,885	2,363,103
T-Mobile US, Inc.	66,100	15,748,986

	Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United
Kingdom)	3,261,074	$3,490,822

		31,691,536

TOTAL COMMON STOCKS (cost $6,646,686,113)		8,078,398,156

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,636	301,955
Volkswagen AG (Germany) (PRFC)	18,859	1,993,650

		2,295,605

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	34,812	2,735,652

Independent Power & Renewable Electricity Producers — 0.0%
Tennessee Valley Authority, Series A, 2.216%(c), U.S. Treasury 30-YR CMT + 0.840%, Maturing 05/01/29	1,587	36,977
Tennessee Valley Authority, Series D, 2.134%(c), U.S. Treasury 30-YR CMT + 0.940%, Maturing 06/01/28	3,538	82,789

		119,766

Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	9,468	2,411,479

TOTAL PREFERRED STOCKS (cost $7,565,710)		7,562,502

UNAFFILIATED EXCHANGE-TRADED FUNDS — 12.1%
Dimensional International Core Equity Market ETF	4,188,492	144,796,168
Dimensional US Equity Market ETF	19,139,485	1,282,728,285
iShares Core MSCI EAFE ETF	266,089	22,213,110
iShares Core S&P 500 ETF	353,642	219,576,318
iShares Core U.S. Aggregate Bond ETF	1,026,514	101,830,189
iShares Gold Trust*	918,800	57,296,368
iShares JP Morgan USD Emerging Markets Bond ETF	403,626	37,383,840
iShares MSCI EAFE ETF	683,996	61,142,402
iShares Russell 1000 Growth ETF	464,495	197,215,287
iShares Russell 1000 Value ETF	1,260,879	244,900,528
Vanguard Dividend Appreciation ETF	2,005,376	410,440,306
Vanguard Intermediate-Term Corporate Bond ETF	108,089	8,962,740
Vanguard Total Bond Market ETF	718,237	52,883,790

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $2,736,283,023)		2,841,369,331

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Units		Value

WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26			50,081	$11,118

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 5.7%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30		700	715,070
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.805%(c)	12/26/31		135	135,696
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28		500	502,780
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		372	374,356
Series 2024-01, Class A2, 144A
5.230%	03/20/30		573	577,384
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		640	628,952
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	366,103
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A
1.740%	04/15/33		1,610	1,594,467
Series 2021-02, Class C, 144A
2.110%	05/15/34		1,425	1,374,131
Series 2023-01, Class A, 144A
4.850%	08/15/35		2,585	2,622,290
Series 2023-02, Class D, 144A
6.600%	02/15/36		400	415,484
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		800	803,409
Octane Receivables Trust,
Series 2024-01A, Class A2, 144A
5.680%	05/20/30		406	408,770
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		71	70,250
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		200	203,422
Series 2023-06, Class C
6.400%	03/17/31		100	103,506
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	296,916

				11,192,986

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations — 5.6%
AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.639%(c)	10/20/37		1,800	$1,807,200
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.599%(c)	01/20/38		5,100	5,112,750
Series 2025-38A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)
5.557%(c)	01/22/38		3,750	3,753,750
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.802%(c)	07/22/37		13,000	13,056,593
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.686%(c)	07/15/37		1,750	1,757,124
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.028%(c)	04/25/34	EUR	2,418	2,849,269
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.986%(c)	01/22/38	EUR	6,700	7,920,854
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.643%(c)	10/26/37		3,250	3,261,921
Aqueduct European CLO DAC (Ireland),
Series 2024-10A, Class A, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)
4.027%(c)	01/18/39	EUR	27,000	31,773,068
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class BR2, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.982%(c)	01/25/38		23,800	23,836,711
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.049%(c)	04/15/32	EUR	5,639	6,628,749
Series 21A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.667%(c)	04/15/38	EUR	986	1,159,136
Arini European CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.334%(c)	04/15/39	EUR	1,235	1,453,702
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)
2.944%(c)	06/22/34	EUR	5,000	5,872,081
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.589%(c)	04/18/35		15,000	15,045,762

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
5.779%(c)	07/20/37		24,000	$24,099,346
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.609%(c)	01/20/38		5,000	5,017,227
Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.740% (Cap N/A, Floor 1.740%)
6.009%(c)	01/20/38		10,000	10,018,724
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.687%(c)	04/24/34		12,500	12,525,412
Series 2021-21A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
0.010%(c)	07/15/34		4,200	4,200,000
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.600%(c)	01/17/38		5,000	5,014,140
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.688%(c)	10/15/34		17,575	17,603,596
BlueMountain CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.681%(c)	04/19/34		2,500	2,504,922
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.879%(c)	04/15/31	EUR	2,925	3,436,124
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.701%(c)	07/20/34		4,000	4,006,180
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.269%(c)	10/15/35	EUR	12,510	14,706,902
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)
5.594%(c)	07/27/31		1,156	1,156,064
Carlyle US CLO Ltd. (Cayman Islands),
Series 2024-08A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.017%(c)	01/25/37		15,500	15,531,205
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.711%(c)	07/20/34		3,500	3,503,342
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.711%(c)	01/20/35		1,840	1,843,140

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.711%(c)	07/20/34		3,519	$3,522,496
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
5.658%(c)	01/15/35		3,940	3,949,614
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.172%(c)	01/25/37		14,000	14,067,026
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
5.499%(c)	10/20/31		567	567,566
CVC Cordatus Loan Fund DAC (Ireland),
Series 08A, Class A1RR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.129%(c)	07/15/34	EUR	5,000	5,869,136
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.910%(c)	05/22/32	EUR	1,671	1,965,817
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
2.939%(c)	08/26/32	EUR	9,015	10,601,416
Elevation CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.683%(c)	01/25/38		35,000	35,104,741
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.619%(c)	10/20/37		30,500	30,599,125
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.640%(c)	10/17/37		3,250	3,261,810
Series 2023-03A, Class AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.600%(c)	01/17/38		3,750	3,762,667
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.810%(c)	04/17/37		25,000	25,090,005
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)
5.516%(c)	03/22/38		18,000	18,026,415
Empower CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.659%(c)	10/20/37		10,000	10,041,150
Series 2025-01A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.637%(c)	07/20/38		4,500	4,506,458
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.892%(c)	04/22/37		20,000	20,076,502

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2023-11A, Class A1R, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.679%(c)	10/20/37		2,335	$2,344,314
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.528%(c)	04/15/31		995	994,816
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.656%(c)	04/15/34		2,930	2,935,189
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.709%(c)	10/20/31		831	831,371
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.058%(c)	04/25/34	EUR	1,465	1,721,383
Highbridge Loan Management Ltd. (Cayman Islands),
Series 05A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
5.316%(c)	10/15/30		6,396	6,395,707
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	39,000	45,918,486
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
5.754%(c)	10/26/34		1,000	1,000,725
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
5.591%(c)	04/21/31		219	218,824
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)
5.550%(c)	04/17/34		35,000	35,079,744
Indigo Credit Management DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.780% (Cap N/A, Floor 1.780%)
4.059%(c)	10/15/37	EUR	7,000	8,294,751
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.929%(c)	07/15/31	EUR	2,605	3,060,343
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
5.842%(c)	04/22/37		705	707,749
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)
5.309%(c)	10/20/34		5,000	5,000,022
Series 2019-14A, Class A2RR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.819%(c)	10/20/34		37,850	37,782,479

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)
5.471%(c)	07/18/30		126	$126,290
Series 2024-54A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.641%(c)	01/15/38		23,500	23,568,573
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.569%(c)	10/20/34		1,020	1,020,646
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.701%(c)	10/20/34		16,750	16,781,441
Series 42A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.636%(c)	01/15/38		10,500	10,548,133
Madison Park Euro Funding DAC (Ireland),
Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)
3.069%(c)	05/25/34	EUR	3,000	3,521,209
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.598%(c)	10/15/32		2,717	2,722,398
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.786%(c)	04/15/37		3,360	3,371,760
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.769%(c)	04/18/37		29,750	29,869,657
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.769%(c)	04/20/37		2,550	2,558,571
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.621%(c)	01/25/38		20,500	20,557,277
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.589%(c)	10/23/34		13,000	13,033,943
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.503%(c)	10/12/30		910	910,761
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.638%(c)	07/15/31		625	625,398
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
3.726%(c)	07/20/38	EUR	17,500	20,766,033
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.629%(c)	10/19/38		54,750	54,941,625

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
6.369%(c)	07/20/37		9,500	$9,545,133
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.719%(c)	07/19/37		15,000	15,056,319
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.558%(c)	11/13/31		1,141	1,143,089
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.624%(c)	04/26/31		424	424,272
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.609%(c)	01/20/38		33,250	33,358,751
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)
5.410%(c)	04/17/31		6,571	6,571,929
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.538%(c)	04/15/31		312	312,288
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
5.371%(c)	05/21/34		35,250	35,203,223
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class BR, 144A, 3 Month EURIBOR + 2.500% (Cap N/A, Floor 2.500%)
4.779%(c)	01/15/38	EUR	10,000	11,784,635
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.749%(c)	10/15/39	EUR	39,000	45,871,140
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.294%(c)	07/15/38	EUR	1,189	1,401,015
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)
5.318%(c)	10/15/29		25	25,061
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
6.381%(c)	07/20/34		810	815,746
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.698%(c)	10/15/34		7,500	7,508,041
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1R, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.513%(c)	10/17/38	EUR	4,000	4,717,966

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.668%(c)	07/15/31		634	$634,460
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.447%(c)	04/25/38	EUR	895	1,053,447
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.636%(c)	09/06/37		30,000	30,122,739
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.691%(c)	10/20/31		2,044	2,047,161
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)
5.359%(c)	01/20/36		38,750	38,774,959
Rockford Tower Europe CLO DAC (Ireland),
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.429%(c)	10/25/27	EUR	2,020	2,383,704
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.529%(c)	04/15/40	EUR	1,250	1,471,693
Sculptor CLOI Ltd. (Cayman Islands),
Series 28A, Class B1R, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.869%(c)	01/20/35		20,000	19,879,824
Signal Peak CLO Ltd. (Cayman Islands),
Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.590%(c)	01/22/38		7,500	7,521,150
Sona Fios CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)
3.693%(c)	02/15/37	EUR	35,000	41,328,426
Series 04A, Class A, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)
3.690%(c)	04/20/38	EUR	12,500	14,723,240
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.614%(c)	01/26/31		288	288,313
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.113%(c)	01/17/32	EUR	5,296	6,223,757
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.988%(c)	04/25/30	EUR	960	1,128,217
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
2.811%(c)	02/20/30	EUR	5,616	6,603,727

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.456%(c)	10/15/31		1,906	$1,908,357
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
5.482%(c)	04/16/31		240	239,808
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)
5.319%(c)	04/20/34		20,250	20,241,687
Series 2021-01A, Class A1R1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.629%(c)	01/20/38		12,500	12,537,419
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.723%(c)	07/25/34		2,930	2,933,510
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.456%(c)	07/15/30		165	165,165
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.512%(c)	10/15/38	EUR	37,500	44,221,897
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.929%(c)	04/15/37	EUR	15,000	17,711,854
Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.609%(c)	04/15/38	EUR	25,000	29,257,304
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.459%(c)	01/20/37		35,000	34,981,436
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class ARRR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.612%(c)	01/25/34		3,065	3,068,166
Series 2018-09A, Class ARRR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.469%(c)	01/20/32		246	246,362
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
6.582%(c)	04/25/37		8,250	8,315,489
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.631%(c)	07/18/31		2,961	2,963,769
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.621%(c)	10/17/32		440	441,001

				1,325,833,205

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans — 0.0%
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		255	$244,366
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	292,487
Series 2023-01A, Class A, 144A
5.500%	06/14/38		1,500	1,546,215
Series 2023-01A, Class D, 144A
7.490%	06/14/38		300	311,632
Series 2023-02A, Class C, 144A
6.740%	09/15/36		200	206,116
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	205,871

				2,806,687

Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.402%(c)	03/15/32	GBP	1,100	1,520,164

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.074%(c)	05/25/34		22	20,415
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.934%(c)	03/25/43		10	10,424
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.002%(c)	03/20/54		25	24,975
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.074%(c)	08/25/33		17	17,871
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		750	759,594
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		69	69,699
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		68	68,778
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		227	229,353
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		414	411,616
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64		630	627,643

				2,240,368

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Other — 0.0%
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/30	1,200		$1,127,969

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.034%(c)	02/25/34	5		4,704
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.850%(c)	10/25/34	12		11,394
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.484%(c)	11/25/34	—	(r)	338
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.279%(c)	01/25/35	11		10,760
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.253%(c)	09/25/34	41		42,637

				69,833

Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	2		2,068
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	52		49,236
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	92		88,721

				140,025

TOTAL ASSET-BACKED SECURITIES (cost $1,311,246,615)				1,344,931,237

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	108		105,302
Series 2018-BN13, Class A4
3.953%	08/15/61	430		422,436
Series 2019-BN20, Class A2
2.758%	09/15/62	526		491,987
Series 2021-BN34, Class A5
2.438%	06/15/63	230		198,327
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57	1,980		2,028,916
Series 2024-05YR8, Class A3
5.884%	08/15/57	3,360		3,505,677

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-05YR14, Class A3
5.646%	04/15/58		5,730	$5,964,147
Series 2025-5YR15, Class A3
5.452%	06/15/30		9,250	9,517,905
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		334	314,314
Series 2024-05C27, Class A3
6.014%	07/15/57		360	376,897
Series 2024-5C29, Class A3
5.208%	09/15/57		700	713,885
Series 2025-5C34, Class A3
5.659%	05/15/58		3,630	3,785,901
Benchmark Mortgage Trust,
Series 2021-B25, Class A4
2.268%	04/15/54		2,955	2,638,609
Series 2024-V09, Class A3
5.602%	08/15/57		1,600	1,654,306
Series 2024-V10, Class A3
5.277%	09/15/57		1,300	1,330,120
Series 2024-V11, Class A3
5.909%(cc)	11/15/57		3,610	3,784,289
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.850%(c)	06/15/42		1,800	1,801,125
BMO Mortgage Trust,
Series 2024-05C3, Class A3
5.739%	02/15/57		760	785,273
Series 2024-05C5, Class A3
5.857%	02/15/57		6,145	6,407,810
Series 2024-05C6, Class A3
5.316%	09/15/57		4,085	4,181,703
Series 2025-5C11, Class A3
5.669%	07/15/58		9,400	9,787,663
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.126%(c)	09/15/38		300	298,137
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.776%(c)	09/15/38		600	596,274
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.656%(c)	11/15/41	CAD	900	668,803
BXMT Ltd.,
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.953%(c)	10/18/42		800	794,079
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		1,036	969,704
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		345	335,900

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-CD08, Class A3
2.657%	08/15/57		916	$849,145
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		370	364,237
Series 2016-C07, Class A2
3.585%	12/10/54		334	328,699
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50		312	304,846
Series 2019-GC41, Class A4
2.620%	08/10/56		385	358,443
Commercial Mortgage Trust,
Series 2015-LC23, Class A3
3.521%	10/10/48		259	258,545
Series 2016-COR01, Class A3
2.826%	10/10/49		450	442,488
CONE Trust,
Series 2024-DFW01, Class A, 144A, 1 Month SOFR + 1.642% (Cap N/A, Floor 1.642%)
5.953%(c)	08/15/41		1,275	1,270,203
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		130	119,925
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		295	287,828
Series 2018-CX12, Class A3
3.959%	08/15/51		270	265,893
Series 2019-C17, Class A4
2.763%	09/15/52		145	134,865
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.265%(c)	08/07/30	GBP	416	571,473
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		305	300,128
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.745%(cc)	11/25/25		5,469	7,886
Series K055, Class X1, IO
1.464%(cc)	03/25/26		2,845	19,931
Series K097, Class X1, IO
1.214%(cc)	07/25/29		1,543	57,311
Series K131, Class X1, IO
0.828%(cc)	07/25/31		22,673	829,321
Series K736, Class X1, IO
1.380%(cc)	07/25/26		81	795
Series K741, Class X1, IO
0.645%(cc)	12/25/27		212	2,439
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.340%(cc)	05/25/52		700	688,420
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
6.526%(c)	10/15/36		350	347,812

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
7.976%(c)	10/15/36		580	$569,916
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52		850	791,752
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33		647	612,224
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33		1,000	11,339
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.204%(c)	03/15/39		400	400,000
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.654%(c)	03/15/39		1,100	1,100,000
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		190	185,574
Series 2019-H07, Class A3
3.005%	07/15/52		64	60,480
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		195	177,528
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.926%(c)	03/15/36		150	140,770
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
5.226%(c)	04/15/36		105	104,712
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.337%(c)	08/17/31	GBP	1,215	1,669,665
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		440	433,708
Series 2019-C16, Class A3
3.344%	04/15/52		385	367,004
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		324	316,990
Series 2017-C41, Class A3
3.210%	11/15/50		575	562,156
Series 2018-C45, Class A3
3.920%	06/15/51		1,469	1,451,161
Series 2019-C49, Class A3
3.749%	03/15/52		347	344,423
Series 2019-C52, Class A4
2.643%	08/15/52		245	229,234
Series 2021-C59, Class A5
2.626%	04/15/54		140	124,197

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
5.626%(c)	05/15/31		388	$386,094
Series 2024-5C1, Class A3
5.928%	07/15/57		1,800	1,878,089
Series 2024-5C2, Class A3
5.920%(cc)	11/15/57		3,715	3,890,836
Series 2025-05C3, Class A3
6.096%	01/15/58		2,500	2,639,784
WHARF Commercial Mortgage Trust,
Series 2025-DC, Class A, 144A
5.349%(cc)	07/15/40		166	169,229

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $90,303,234)				89,886,987

CORPORATE BONDS — 4.5%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/28		260	252,185
3.625%	02/01/31		1,525	1,436,760
5.040%	05/01/27		1,190	1,198,955
Sr. Unsec’d. Notes, 144A
6.388%	05/01/31		635	682,951
6.528%	05/01/34		490	532,857
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		3,375	3,388,567
6.750%	06/15/33		335	347,144
7.125%	06/15/26		41	40,973
7.500%	02/01/29		125	130,985
7.875%	04/15/27		390	392,453
General Electric Co.,
Sr. Unsec’d. Notes, EMTN
4.125%	09/19/35	EUR	240	295,260
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	03/01/32		1,330	1,377,543

				10,076,633

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,062	1,230,767
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28		191	180,523
6.343%	08/02/30		113	121,441
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	1,100	1,286,545
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35		1,625	1,683,437

				4,502,713

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Airlines — 0.0%
American Airlines 2016-3 Class A Pass Through Trust, Pass-Through Certificates
3.250%	04/15/30		90	$84,048
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		26	26,667
5.750%	04/20/29		1,835	1,831,293
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		490	489,089
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		2,378	2,361,095
4.625%	04/15/29		507	492,273

				5,284,465

Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29		979	921,676
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		1,145	1,137,894
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		160	143,395

				2,202,965

Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28	EUR	800	943,143
3.500%	06/27/31	EUR	2,500	2,941,352
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		700	590,243
4.750%	01/15/43		15	11,539
6.625%	10/01/28		420	441,070
9.625%	04/22/30		740	851,670
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	187,560
4.000%	11/13/30		500	456,240
4.950%	05/28/27		630	625,970
5.850%	05/17/27		600	604,725
5.875%	11/07/29		1,600	1,605,013
6.798%	11/07/28		385	398,950
6.800%	05/12/28		355	366,943
7.200%	06/10/30		311	327,101
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30	EUR	1,500	1,758,498
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
4.900%	10/06/29		1,955	1,952,565
5.350%	01/07/30		2,850	2,883,259
5.550%	07/15/29		930	949,866
5.625%	04/04/32		395	399,308

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
5.850%	04/06/30		620	$640,595
6.050%	10/10/25		255	255,755
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		1,145	1,135,227
4.875%	11/01/27		1,040	1,044,776
5.600%	03/30/28(a)		775	794,028
Volkswagen Financial Services NV (Germany),
Gtd. Notes, EMTN
3.250%	04/13/27	GBP	300	401,294
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,800	2,032,762
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
0.625%	07/19/29	EUR	390	417,871

				25,017,323

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		711	710,065
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.650%	09/13/29		460	457,753
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		275	285,362
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28		650	651,625
Forvia SE (France),
Sr. Unsec’d. Notes
5.625%	06/15/30	EUR	270	316,854
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 7.500%
6.750%	11/15/29	EUR	260	319,611
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		600	618,711
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		9,765	9,655,901

				13,015,882

Banks — 1.0%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		900	904,637
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	700	808,898
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	800	858,961
0.500%	05/25/30	EUR	300	317,022

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.350%	11/02/31	CNH	3,500	$532,264
3.800%	10/27/30	CNH	25,720	3,951,136
AIB Group PLC (Ireland),
Jr. Sub. Notes
7.125%(ff)	10/30/29(oo)	EUR	690	853,750
Sr. Unsec’d. Notes, EMTN
4.625%(ff)	07/23/29	EUR	220	272,407
Australia & New Zealand Banking Group Ltd. (Australia),
Sub. Notes, EMTN
5.101%(ff)	02/03/33	EUR	2,800	3,452,388
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	2,330	2,837,363
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		690	759,000
Banco de Sabadell SA (Spain),
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	300	370,743
5.500%(ff)	09/08/29	EUR	800	1,017,834
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)		490	540,212
Sr. Non-Preferred Notes
5.565%	01/17/30		4,800	4,977,093
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	1,400	1,693,730
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
1.625%	04/30/28	EUR	200	228,626
2.000%	06/01/30	EUR	200	224,824
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		260	261,362
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	217,040
3.875%	03/13/35	EUR	500	587,697
4.000%	09/08/27	EUR	300	364,888
4.000%	03/13/32	EUR	800	967,945
4.250%	03/18/37	EUR	400	473,974
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,759	1,548,338
5.468%(ff)	01/23/35		1,160	1,191,610
5.819%(ff)	09/15/29(a)		1,822	1,899,261
5.933%(ff)	09/15/27		305	310,324
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		7,085	6,222,746
2.087%(ff)	06/14/29		1,050	984,229
2.496%(ff)	02/13/31		1,670	1,525,636
Sub. Notes
3.846%(ff)	03/08/37		259	236,949
5.744%(ff)	02/12/36		3,605	3,662,102
Sub. Notes, MTN
5.425%(ff)	08/15/35		570	569,684

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	710	$856,036
Bank of Queensland Ltd. (Australia),
Covered Bonds
3.300%	07/30/29	EUR	1,630	1,966,831
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33	EUR	900	1,061,749
Banque Federative du Credit Mutuel SA (France),
Sub. Notes
3.875%(ff)	06/16/32	EUR	600	717,464
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.090%(ff)	11/06/29	GBP	600	875,888
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	160	189,074
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	600	696,847
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(a)(oo)		1,175	1,233,750
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		1,180	1,202,158
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31		1,675	1,552,568
Sr. Non-Preferred Notes, EMTN
2.125%(ff)	01/23/27	EUR	2,100	2,470,083
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		620	632,564
Sub. Notes, 144A
5.906%(ff)	11/19/35		915	922,265
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	800	934,044
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26		1,508	1,495,725
5.716%(ff)	01/18/30		2,920	3,004,051
5.876%(ff)	01/14/31		2,690	2,782,576
6.612%(ff)	10/19/27		505	516,910
6.714%(ff)	10/19/29		740	782,567
7.003%(ff)	10/19/34		410	450,063
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.208%(ff)	01/18/29		1,680	1,745,825
6.684%(ff)	09/13/27		2,155	2,205,567
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		700	723,202
Sr. Non-Preferred Notes, EMTN
5.375%(ff)	11/14/30	EUR	300	386,713
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		1,500	1,514,234
5.875%	04/30/29		6,800	7,062,610
Sr. Unsec’d. Notes, EMTN
3.875%	07/12/31	EUR	800	977,749

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		675	$670,085
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		850	838,927
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		90	81,613
2.976%(ff)	11/05/30		2,170	2,029,763
4.412%(ff)	03/31/31		1,210	1,196,797
4.542%(ff)	09/19/30		800	796,052
5.174%(ff)	02/13/30		2,175	2,218,400
5.449%(ff)	06/11/35		210	214,652
Sub. Notes
4.450%	09/29/27		370	370,237
5.827%(ff)	02/13/35		155	158,005
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		343	351,272
Commerzbank AG (Germany),
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32	EUR	1,300	1,570,537
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	259,036
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(a)(oo)		250	243,750
Jr. Sub. Notes, EMTN
6.500%(ff)	09/23/29(oo)	EUR	700	865,793
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29		5,030	5,112,799
6.316%(ff)	10/03/29		740	776,646
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28		740	740,228
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	200	222,161
1.750%	03/05/29	EUR	600	678,923
Sr. Preferred Notes, EMTN
3.875%	11/28/34	EUR	200	242,752
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30		1,085	1,079,222
5.705%(ff)	03/01/30		2,940	3,046,455
Sr. Non-Preferred Notes, EMTN
4.500%(ff)	11/09/28	EUR	300	368,517
4.750%(ff)	06/21/30	EUR	250	314,171
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		585	567,687
4.999%(ff)	09/11/30		1,120	1,126,805
6.819%(ff)	11/20/29		680	724,577
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	2,100	2,448,117
3.375%(ff)	02/13/31	EUR	1,100	1,297,038
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	2,080	1,266,000

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	250	$165,758
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		900	947,698
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	1,000	1,159,032
3.500%	07/02/25	CNH	2,200	307,338
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28(x)		350	376,367
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		1,300	1,310,637
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		825	809,689
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		2,586	2,504,705
1.992%(ff)	01/27/32		2,155	1,865,569
3.615%(ff)	03/15/28		1,615	1,593,310
3.691%(ff)	06/05/28		2,010	1,982,176
3.814%(ff)	04/23/29		120	118,032
4.223%(ff)	05/01/29		210	208,822
4.482%(ff)	08/23/28		745	745,900
4.692%(ff)	10/23/30		4,765	4,778,964
5.016%(ff)	10/23/35		2,105	2,079,582
5.049%(ff)	07/23/30		250	254,006
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		615	572,081
3.000%(ff)	07/22/28	GBP	1,385	1,832,300
5.130%(ff)	11/19/28		600	606,976
5.546%(ff)	03/04/30		600	617,151
ING Groep NV (Netherlands),
Jr. Sub. Notes
5.750%(ff)	11/16/26(a)(oo)		770	763,263
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	700	856,476
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	2,300	2,758,751
Sr. Preferred Notes, 144A
6.625%	06/20/33		600	649,581
Sr. Preferred Notes, Series XR, 144A, MTN
4.000%	09/23/29		1,610	1,567,268
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		60	52,052
2.069%(ff)	06/01/29		1,230	1,154,347
2.522%(ff)	04/22/31		4,112	3,758,113
2.545%(ff)	11/08/32		415	365,319
2.580%(ff)	04/22/32		182	162,543
2.739%(ff)	10/15/30		1,449	1,350,723
3.109%(ff)	04/22/41		1,740	1,330,924
3.702%(ff)	05/06/30		311	302,778

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.603%(ff)	10/22/30		3,680	$3,692,882
4.851%(ff)	07/25/28		425	429,397
4.946%(ff)	10/22/35		1,140	1,128,233
5.040%(ff)	01/23/28		770	778,264
5.294%(ff)	07/22/35		375	381,772
Sub. Notes
2.956%(ff)	05/13/31(a)		2,042	1,887,562
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30		600	605,907
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.550%	10/01/29		480	443,084
4.789%(ff)	06/01/33		210	204,677
Krung Thai Bank PCL (Thailand),
Jr. Sub. Notes
4.400%(ff)	03/25/26(oo)		630	620,235
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(a)(oo)		495	483,863
Sr. Unsec’d. Notes, EMTN
3.875%(ff)	05/14/32	EUR	185	223,608
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.500%	06/29/28		1,000	1,030,830
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.197%(ff)	01/16/31		2,550	2,608,818
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.422%(ff)	05/13/36(a)		2,000	2,023,327
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	1,061,274
0.495%(ff)	10/26/29	EUR	590	644,291
4.654%(ff)	10/18/30		2,955	2,961,104
5.123%(ff)	02/01/29		1,915	1,948,427
5.173%(ff)	01/16/30		1,910	1,950,248
5.230%(ff)	01/15/31		550	563,974
5.320%(ff)	07/19/35		190	192,300
5.449%(ff)	07/20/29		580	596,415
5.587%(ff)	01/18/36		2,590	2,663,082
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		200	139,000
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		1,340	1,235,025
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		270	236,550
2.943%(ff)	01/21/33		430	383,751
5.250%(ff)	04/21/34		240	244,195
5.424%(ff)	07/21/34		131	134,244
5.831%(ff)	04/19/35		65	68,138
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		1,000	1,021,200

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	3,500	$4,198,149
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)		760	757,491
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29		1,430	1,443,075
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		460	461,127
QNB Finance Ltd. (Qatar),
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	298,790
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	3,500	4,190,934
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		1,000	879,583
5.519%(ff)	01/19/28		1,032	1,046,238
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29		2,805	2,855,302
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	2,100	2,451,382
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		990	973,477
2.608%(ff)	01/12/28		1,100	1,067,423
5.005%(ff)	10/15/30(a)		1,100	1,108,129
5.545%(ff)	01/21/29		400	408,004
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.240%	04/15/30		2,000	2,056,438
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	1,000	1,229,603
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.887%(ff)	06/07/29		330	307,045
5.122%(ff)	01/26/34		90	89,959
5.711%(ff)	01/24/35		60	62,171
5.867%(ff)	06/08/34		100	104,415
6.123%(ff)	10/28/33		120	127,361
U.S. Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	3,350	4,064,674
5.384%(ff)	01/23/30		360	370,753
5.678%(ff)	01/23/35		40	41,541
5.836%(ff)	06/12/34		285	299,302
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		700	763,000
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	2,660	3,527,701
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		425	417,097

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
1.364%(ff)	01/30/27		1,035	$1,015,740
3.091%(ff)	05/14/32		1,000	907,289
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	355	340,601
0.650%(ff)	01/14/28	EUR	1,220	1,396,858
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31	EUR	2,440	2,918,403
UniCredit SpA (Italy),
Jr. Sub. Notes, EMTN
6.500%(ff)	12/03/31(oo)	EUR	400	495,403
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		1,545	1,536,628
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32		620	561,164
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.211%(ff)	12/03/35		1,325	1,330,437
5.244%(ff)	01/24/31		450	461,624
5.499%(ff)	01/23/35		160	164,133
6.303%(ff)	10/23/29		365	385,824
6.491%(ff)	10/23/34		155	169,436
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		1,015	927,322
5.198%(ff)	01/23/30		1,290	1,320,839
5.557%(ff)	07/25/34		249	257,138

				238,743,714

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		355	309,826
5.600%	03/02/43		255	252,914
5.750%	03/02/63		419	407,352

				970,092

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	530	648,774
4.500%	11/29/32	EUR	400	500,761
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30		1,885	1,929,075
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		707	706,280
Holcim Finance Luxembourg SA (Switzerland),
Gtd. Notes
0.500%	04/23/31	EUR	400	404,173
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,200	1,116,833
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32		2,050	2,103,434

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		2,575	$2,649,490
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		685	706,598
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,870	1,865,707
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		2,164	2,048,142

				14,679,267

Chemicals — 0.0%
Alpek SAB de CV (Mexico),
Gtd. Notes
4.250%	09/18/29		250	237,578
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31		535	539,231
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes
4.500%	01/10/28		250	214,675
Celanese US Holdings LLC,
Gtd. Notes
6.415%	07/15/27		462	478,429
6.850%	11/15/28		505	530,564
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		540	480,273
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes
8.500%	03/15/29	EUR	270	315,471
Kobe US Midco 2, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.250% or PIK 10.000%
9.250%	11/01/26		31	28,100
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
7.500%	05/02/54(a)		1,130	1,126,011
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	11/15/28		1,375	1,447,803
Synthomer PLC (United Kingdom),
Gtd. Notes
7.375%	05/02/29	EUR	270	314,128

				5,712,263

Coal — 0.0%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29		2,700	2,018,250

Commercial Services — 0.2%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
0.550%	10/31/31	EUR	100	100,632
3.250%	05/31/29	EUR	700	840,247
3.500%	04/30/32	EUR	900	1,081,776

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31		1,883	$1,968,497
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,200	1,167,236
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,240	1,202,936
4.625%	06/01/28		1,370	1,324,187
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		1,490	1,389,636
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		365	348,084
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.875%	09/26/29	EUR	950	1,073,395
2.250%	01/25/32	EUR	100	109,161
5.125%	06/14/33	EUR	485	615,411
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	10/15/29		775	780,813
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		3,370	3,579,288
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		1,200	1,189,365
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		3,855	3,903,892
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	1,698	1,988,908
4.250%	09/25/30	GBP	1,000	1,319,374
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		700	740,611
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	1,270	1,567,573
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.250%	06/15/33		700	733,618
Sr. Unsec’d. Notes, 144A
7.000%	06/15/30		1,750	1,832,244
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	700	838,088
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes
8.250%	11/15/28		250	259,688

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.625%	07/24/29	EUR	330	$398,449
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		590	596,491
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		3,845	3,532,132
3.875%	02/15/31		86	80,847
4.875%	01/15/28(a)		620	617,749
5.250%	01/15/30(a)		1,265	1,268,581
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		76	68,782
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29		300	308,344

				36,826,035

Computers — 0.0%
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31		895	938,898
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29		485	461,498
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.900%	02/10/30	EUR	1,300	1,530,799
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		2,545	2,402,504
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		1,761	1,927,580

				7,261,279

Distribution/Wholesale — 0.0%
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29(a)		565	563,659
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30		1,675	1,795,054

				2,358,713

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
5.750%	06/06/28		450	465,556
American Express Co.,
Sr. Unsec’d. Notes
5.667%(ff)	04/25/36		230	238,256
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.375%	05/30/30		1,140	1,159,944

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
5.750%	03/01/29		760	$781,280
5.750%	11/15/29		2,710	2,774,444
6.375%	05/04/28		300	311,769
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		210	210,103
Capital One Financial Corp.,
Sr. Unsec’d. Notes
7.624%(ff)	10/30/31		220	248,556
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32(x)		1,390	1,402,743
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		165	168,145
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		75	75,468
5.500%	08/15/28		837	836,036
6.000%	01/15/27		2,805	2,808,059
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
5.500%	11/15/33		557	585,627
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29		1,050	1,032,972
7.125%	03/15/26		896	909,111
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		665	638,207
5.750%	09/15/31		950	931,715
7.875%	12/15/29		1,646	1,749,899
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,300	1,453,696
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		2,000	2,261,420
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26		520	505,180

				21,548,186

Electric — 0.4%
AES Corp. (The),
Sr. Unsec’d. Notes
2.450%	01/15/31		540	472,070
Sr. Unsec’d. Notes, 144A
3.950%	07/15/30		120	113,992
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.014%	03/01/34		230	233,099
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,200	1,362,737
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		351	308,101

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		391	$370,904
4.500%	02/15/28		1,496	1,482,375
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		845	833,832
5.000%	02/01/31		1,035	1,023,443
5.125%	03/15/28		5,144	5,139,204
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	500	575,493
4.125%	04/30/33	EUR	900	1,070,523
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.580%	10/20/35		196	195,794
5.672%	10/20/35		1,000	1,008,250
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35		1,271	1,272,663
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		930	967,200
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36		1,461	1,299,907
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42		184	180,503
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)		470	454,443
Sr. Unsec’d. Notes
5.450%	06/15/29(a)		710	702,170
EDP SA (Portugal),
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	300	365,683
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	1,000	1,141,363
Jr. Sub. Notes, EMTN
5.125%(ff)	09/17/29(oo)	EUR	400	482,703
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76		240	241,800
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
2.875%	07/12/41		650	441,951
Enel Finance International NV (Italy),
Sr. Unsec’d. Notes, 144A
5.000%	06/15/32		600	599,537
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (Colombia),
Sr. Sec’d. Notes
5.375%	12/30/30		300	267,657
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
3.625%	01/11/30	EUR	900	1,090,581

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54		40	$39,736
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54		305	315,600
Entergy Mississippi LLC,
First Mortgage
5.850%	06/01/54		240	240,509
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		70	66,855
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		4,800	4,854,000
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49		300	254,455
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	1,300	1,515,394
India Clean Energy Holdings (India),
Sr. Sec’d. Notes, MTN
4.500%	04/18/27		250	241,125
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		1,230	1,095,573
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		1,740	1,833,316
ITC Holdings Corp.,
Sr. Unsec’d. Notes
5.300%	07/01/43		340	311,428
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		260	241,714
5.400%	06/01/33		780	788,694
5.650%	05/09/34		70	71,766
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		480	420,909
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.281%(c)	07/24/26	EUR	2,100	2,444,753
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	200	223,339
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	600	654,808
3.875%	01/16/29	EUR	740	896,875
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.375%(ff)	08/15/55		120	122,747
6.750%(ff)	06/15/54		460	477,867
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,721	1,729,776

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Gtd. Notes, 144A
3.375%	02/15/29		230	$217,038
3.625%	02/15/31		1,378	1,268,687
3.875%	02/15/32		489	449,795
5.250%	06/15/29		201	199,998
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		1,711	1,895,482
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,200	2,583,016
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
3.577%(s)	04/11/31	CAD	4,000	2,430,696
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		515	487,977
2.500%	02/01/31		1,461	1,268,199
2.950%	03/01/26		150	147,945
3.300%	12/01/27		265	256,351
3.300%	08/01/40		310	222,179
3.950%	12/01/47		740	521,003
4.550%	07/01/30		1,580	1,542,033
4.950%	07/01/50		60	48,349
5.550%	05/15/29		60	60,964
5.800%	05/15/34		270	269,938
5.900%	06/15/32		235	240,064
6.000%	08/15/35		835	844,217
6.150%	01/15/33		180	185,511
6.950%	03/15/34		930	999,873
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,100	1,125,277
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		2,040	1,934,886
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49		480	321,064
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		60	55,965
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43		150	140,602
Texas Electric Market Stabilization Funding N LLC,
Sr. Sec’d. Notes, Series A-2, 144A
4.966%	02/01/44		750	732,519
Trinidad Generation UnLtd (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
7.750%	06/16/33		200	206,450
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		3,907	3,954,027
8.000%(ff)	10/15/26(oo)		6,239	6,386,516
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		5,710	6,191,909

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,547	$3,541,982
5.500%	09/01/26		15	15,007
5.625%	02/15/27		1,094	1,093,608
6.875%	04/15/32		515	538,459
7.750%	10/15/31		2,230	2,369,379
Sr. Sec’d. Notes, 144A
5.700%	12/30/34		555	565,043
6.000%	04/15/34		180	187,001

				88,038,226

Electrical Components & Equipment — 0.0%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.000%	03/15/31	EUR	3,500	4,117,891
3.500%	03/15/37	EUR	2,200	2,549,982
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		625	643,514
6.625%	03/15/32		470	488,480
7.250%	06/15/28		446	451,286

				8,251,153

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	750	890,212
3.700%	08/15/29	EUR	750	905,549
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	700	844,618
4.125%	11/02/34	EUR	265	326,082
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31(a)		1,665	1,519,636

				4,486,097

Energy-Alternate Sources — 0.0%
India Green Power Holdings (India),
Sec’d. Notes
4.000%	02/22/27		260	251,856

Engineering & Construction — 0.0%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C (Chile),
Sr. Sec’d. Notes, 144A
7.875%	02/03/30		250	252,500
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	222,310
2.000%	02/15/33	EUR	3,000	3,136,645
IHS Holding Ltd. (Nigeria),
Gtd. Notes
6.250%	11/29/28		250	243,594
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,645	1,594,827

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction (cont’d.)
5.500%	07/31/47	600	$494,505
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	355	344,172
TAV Havalimanlari Holding A/S (Turkey),
Gtd. Notes
8.500%	12/07/28	250	260,470
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32	249	231,004

			6,780,027

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	2,025	1,932,797
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	5,275	5,465,412
Churchill Downs, Inc.,
Gtd. Notes, 144A
6.750%	05/01/31	1,060	1,089,391
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	3,065	3,075,671
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	1,375	1,329,344
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)	1,046	1,042,788
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31	1,753	955,725
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	1,065	1,025,943
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32	2,600	2,709,865
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42	95	63,839
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	46	45,641
7.125%	02/15/31	630	671,270

			19,407,686

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31	930	971,794

Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27	850	773,494
Sr. Sec’d. Notes, 144A
8.000%	09/15/28	3,415	3,292,207

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.125%	05/14/30	GBP	6,320	$8,143,795
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	3,350	3,953,879
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	3,140,047
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,222	1,668,320
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		500	507,782
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36		1,140	1,138,456
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		647	616,888
4.375%	01/31/32		874	818,058
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		430	435,062
5.650%	05/01/45		100	100,090
5.700%	05/01/55		780	778,042
Mondelez International, Inc.,
Sr. Unsec’d. Notes
4.625%	07/03/31	CAD	2,600	1,978,650
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		400	398,411
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,075	998,736

				28,741,917

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		75	74,416
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		610	635,707
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.350%	06/01/50		139	93,000
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		510	534,888
Gtd. Notes, Series 21A
3.150%	09/30/51		60	38,293
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	1,300	1,356,763

				2,733,067

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.375%	03/08/28	EUR	300	$344,197
3.250%	03/08/34	EUR	2,300	2,673,251
3.375%	03/08/29	EUR	1,090	1,311,571
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32(a)		1,285	1,120,933
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,795	2,683,589
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		3,190	3,165,434
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	1,000	1,218,577
3.875%	10/15/36	EUR	400	482,102
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31		1,340	1,390,920
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	09/11/32	EUR	180	212,774

				14,603,348

Healthcare-Services — 0.1%
Concentra Health Services, Inc.,
Gtd. Notes, 144A
6.875%	07/15/32(a)		845	876,117
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		150	136,415
4.625%	06/01/30		2,605	2,496,413
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31		320	278,734
3.500%	09/01/30		640	605,134
4.125%	06/15/29		710	697,597
5.250%	06/15/26		950	951,354
5.450%	09/15/34		630	634,793
5.600%	04/01/34		120	122,902
5.950%	09/15/54		220	213,808
IQVIA, Inc.,
Sr. Sec’d. Notes
6.250%	02/01/29		1,005	1,050,188
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29		3,000	2,798,675
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33		400	404,978
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		550	533,818
4.375%	01/15/30		1,710	1,656,935
4.625%	06/15/28		855	843,913
5.125%	11/01/27		1,541	1,537,938

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/33(a)(h)	1,225	$1,193,654
5.000%	04/15/34(h)	1,625	1,623,332
5.050%	04/15/53	1,930	1,722,096
5.875%	02/15/53	1,985	1,987,655

			22,366,449

Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	14,600	15,475,047

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	134	127,981
6.625%	01/15/28	2,294	2,302,991
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	50	50,089
7.250%	10/15/29(a)	1,108	1,116,191
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	506	453,685
6.250%	09/15/27	741	736,969
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	2,165	1,963,417
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	81	81,201
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	500	496,746
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,774	1,705,257
5.250%	12/15/27	882	877,960
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	2,190	2,215,276
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	310	314,958
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	805	800,370

			13,243,091

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	440	427,888
6.625%	05/15/32	220	210,443
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	950	1,000,410

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Housewares (cont’d.)
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		534	$490,215
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		266	104,535

				2,233,491

Insurance — 0.1%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29		2,040	2,110,245
BUPA Finance PLC (United Kingdom),
Gtd. Notes
5.000%	10/12/30	EUR	370	469,388
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29		1,545	1,514,375
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		1,000	1,024,189
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		815	756,190
Hanwha Life Insurance Co. Ltd. (South Korea),
Sub. Notes, 144A
6.300%(ff)	06/24/55		244	251,434
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	700	765,856
Lincoln Financial Global Funding,
Sec’d. Notes, 144A
5.300%	01/13/30		780	802,561
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	1,360	1,852,803
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	500	664,835

				10,211,876

Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	05/09/31	EUR	800	938,704
4.250%	05/15/29	EUR	465	576,284
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		996	1,023,894
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		300	292,479
Rakuten Group, Inc. (Japan),
Sr. Unsec’d. Notes
11.250%	02/15/27		680	738,575

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Internet (cont’d.)
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
5.350%	09/15/54		90	$84,104

				3,654,040

Investment Companies — 0.0%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.750%	02/14/30		2,560	2,567,680
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	1,200	1,360,214
Temasek Financial I Ltd. (Singapore),
Gtd. Notes, GMTN
3.500%	02/15/33	EUR	1,630	1,973,475
TVF Varlik Kiralama A/S (Turkey),
Gtd. Notes
6.950%	01/23/30		930	932,325

				6,833,694

Iron/Steel — 0.0%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30		625	656,818
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		745	733,612
7.375%	05/01/33(a)		1,320	1,238,822
7.500%	09/15/31		2,100	2,025,511

				4,654,763

Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		247	247,309
Sr. Sec’d. Notes, 144A
8.125%	01/15/29		415	436,327
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		75	75,375
6.750%	02/01/32		1,450	1,480,812
7.750%	02/15/29		1,215	1,287,450
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		1,555	1,576,428
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		1,025	1,028,639
5.500%	04/01/28		520	526,173
5.625%	09/30/31		1,720	1,730,320
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		1,325	1,320,694

				9,709,527

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Lodging — 0.0%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		1,875	$1,848,780
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37		1,145	1,145,160
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)		2,009	1,984,160
6.500%	04/15/32		2,000	2,032,227
Studio City Finance Ltd. (Macau),
Gtd. Notes
5.000%	01/15/29		300	274,290
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	12/15/29		250	239,010
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		950	947,803

				8,471,430

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		300	314,222
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		850	897,239
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26		390	392,174
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26		180	178,156
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27(a)	EUR	2,285	2,684,752

				4,466,543

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		265	246,627
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		105	97,983
4.250%	01/15/34(a)		655	582,957
4.500%	08/15/30		50	47,656
4.500%	06/01/33		795	726,841
4.750%	03/01/30		1,548	1,500,414
5.000%	02/01/28		90	89,178
5.125%	05/01/27		315	313,924
5.375%	06/01/29		245	244,066
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		620	571,359
2.300%	02/01/32(a)		400	337,185
3.500%	06/01/41		210	152,386

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
3.900%	06/01/52		723	$495,473
4.800%	03/01/50		133	106,516
5.250%	04/01/53		380	323,905
6.384%	10/23/35		90	94,537
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56		360	211,337
3.200%	07/15/36		300	250,609
3.250%	11/01/39		540	422,445
5.500%	05/15/64		330	307,206
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/01/34		105	103,553
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,600	1,106,416
4.125%	12/01/30		425	301,569
5.375%	02/01/28		725	663,912
5.500%	04/15/27		1,625	1,551,179
6.500%	02/01/29		235	190,975
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	720,900
5.750%	01/15/30		1,000	494,997
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(d)		110	73,309
7.375%	07/01/28		410	296,083
7.750%	07/01/26		3,439	3,054,936
Sr. Sec’d. Notes, 144A
5.750%	12/01/28(d)		1,335	1,156,784
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		2,150	2,213,630
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/30		2,150	2,027,342
Gray Media, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31		632	472,320
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		3,075	3,120,646
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,100	1,373,721
5.250%	05/15/29	GBP	675	891,793
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32		2,075	1,838,969

				28,775,638

Mining — 0.1%
Aris Mining Corp. (Colombia),
Gtd. Notes
8.000%	10/31/29		250	255,000

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30		444	$473,993
Unsec’d. Notes, 144A
11.500%	10/01/31		2,985	3,351,042
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		1,000	999,700
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	400	435,210
4.154%	04/29/31	EUR	420	510,803
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		1,680	1,721,674
5.634%	04/04/34		440	448,347
6.375%	10/06/30		150	160,790
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		1,440	1,450,680
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		660	678,051
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30		1,080	1,035,279
6.875%	01/30/30(a)		1,550	1,602,663

				13,123,232

Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	200	247,836
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	900	1,080,722
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	2,400	2,804,794

				4,133,352

Multi-National — 0.0%
Africa Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
5.550%	10/08/29		250	246,640
African Export-Import Bank (The) (Supranational Bank),
Sr. Unsec’d. Notes, MTN
3.994%	09/21/29		250	227,500
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.625%	02/13/30	EUR	1,000	1,210,473
4.500%	03/07/28	EUR	500	619,323
4.750%	04/16/29	GBP	600	829,170
5.000%	01/24/29		670	685,584
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37	CAD	300	230,957

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Multi-National (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	$177,889
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		600	628,711
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
3.621%(s)	03/31/27		1,500	1,424,065

				6,280,312

Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32		765	786,600

Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		810	722,014
Sr. Unsec’d. Notes, 144A
5.125%	10/01/34		150	143,873
5.600%	06/13/28		950	974,484
6.000%	06/13/33		385	395,555
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		35	42,737
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		565	574,832
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	1,360	1,590,638
6.450%(ff)	12/01/33(oo)		795	812,473
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		222	208,688
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		910	932,885
8.625%	11/01/30		780	791,683
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62		150	107,997
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		2,210	2,158,617
9.250%	02/15/28		2,130	2,219,919
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30		1,145	1,186,678
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30		735	751,283
5.200%	04/18/27		455	461,352
5.400%	04/18/34		1,898	1,902,759
5.750%	04/18/54		895	830,898
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.375%	01/19/36		607	584,693

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
8.625%	01/19/29		250	$264,095
8.875%	01/13/33		258	265,740
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/19/35		210	214,246
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		1,900	1,902,501
Gtd. Notes, 144A
5.875%	02/01/29		1,851	1,859,055
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		1,400	1,382,097
6.000%	04/15/30		1,038	1,011,002
6.000%	02/01/31		1,275	1,233,323
6.250%	04/15/32		1,436	1,372,886
8.375%	11/01/33		895	929,272
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		2,050	1,769,416
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		35	34,965
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
8.875%	07/15/30		1,770	2,026,658
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28		460	473,000
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,300	1,328,146
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	200	269,039
6.625%	01/16/34	GBP	1,200	1,625,767
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		1,375	1,356,094
5.950%	01/28/31(a)		2,275	2,051,140
6.500%	03/13/27		2,325	2,308,725
6.700%	02/16/32		6,096	5,659,526
10.000%	02/07/33		3,080	3,296,524
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	1,100	1,233,394
4.875%	02/21/28	EUR	9,230	10,607,516
Gtd. Notes, MTN
8.750%	06/02/29		3,740	3,865,589
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		1,220	1,136,442
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29		805	838,377
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
3.250%	08/15/30		300	264,600

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,360	$1,530,722
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29		1,655	1,525,430
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30		930	951,437

				71,980,782

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30		1,200	1,081,748
6.000%	06/15/29		5,625	5,775,644
Berry Global, Inc.,
Sr. Sec’d. Notes
5.650%	01/15/34		90	93,073
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		3,535	3,615,027
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		1,550	1,588,555
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.750%	02/01/30(a)		870	815,301
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28		415	420,746

				13,390,094

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49		150	123,598
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		550	550,336
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		578	475,766
5.000%	02/15/29		844	590,800
5.250%	01/30/30		2,669	1,676,506
5.250%	02/15/31		657	386,809
6.250%	02/15/29		3,574	2,521,671
7.000%	01/15/28		107	89,773
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		450	381,204
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		1,050	1,047,162
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	400	481,310

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.550%	11/13/50		150	$87,555
5.550%	02/22/54		515	501,705
6.400%	11/15/63		300	324,709
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31		1,520	1,372,935
5.125%	02/15/34		100	100,802
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45		140	123,824
Johnson & Johnson,
Sr. Unsec’d. Notes
2.700%	02/26/29	EUR	2,000	2,375,614
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		650	624,772
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31		425	368,969

				14,205,820

Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,700	1,688,220
5.750%	03/01/27		426	425,642
6.625%	02/01/32		475	490,650
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32		680	609,335
4.500%	10/01/29		390	385,767
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		480	506,717
6.036%	11/15/33		685	719,149
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37		1,035	1,088,730
Enbridge, Inc. (Canada),
Gtd. Notes
5.700%	03/08/33		1,070	1,108,091
Sub. Notes
5.500%(ff)	07/15/77		290	287,680
Energy Transfer LP,
Gtd. Notes, 144A
7.375%	02/01/31		875	917,139
Jr. Sub. Notes
7.125%(ff)	10/01/54(a)		240	245,516
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,684	1,717,269
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		2,610	2,622,937
Sr. Unsec’d. Notes
5.400%	10/01/47		790	704,372
5.550%	05/15/34		300	303,932
5.600%	09/01/34		270	274,096

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
6.400%	12/01/30		815	$879,057
6.550%	12/01/33		390	423,130
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78		320	314,582
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31	EUR	1,400	1,649,253
3.375%	06/29/30	EUR	1,400	1,694,811
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.103%	08/23/42		200	199,575
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36		925	933,094
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		326	324,385
5.200%	03/01/47		675	589,754
ONEOK, Inc.,
Gtd. Notes
4.250%	09/24/27		780	778,942
5.650%	11/01/28		435	450,714
6.050%	09/01/33		500	525,022
6.350%	01/15/31		80	85,522
Gtd. Notes, 144A
5.625%	01/15/28		180	183,936
6.500%	09/01/30		710	758,749
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33		1,095	1,143,518
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28		1,412	1,403,775
6.000%	12/31/30		1,920	1,885,268
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29		1,770	1,818,720
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35		65	65,258
5.550%	08/15/35		1,265	1,271,359
6.150%	03/01/29		510	536,528
6.500%	03/30/34		265	284,924
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28		240	240,168
5.500%	03/01/30		1,875	1,902,074
6.875%	01/15/29		317	323,449
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79		480	476,462
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		40	37,743
4.125%	08/15/31		975	903,115
6.250%	01/15/30		1,730	1,784,224

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		8,505	$8,289,387
Sr. Sec’d. Notes, 144A
9.500%	02/01/29		2,265	2,468,156
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30		825	793,822
4.500%	03/01/28		245	243,532
5.250%	02/01/50		342	288,066
5.300%	03/01/48		555	464,314
6.350%	01/15/29		235	246,099
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		589	582,354

				51,338,083

Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	955	1,036,398
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	400	444,078
1.625%	04/20/30	EUR	200	215,127
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(cc)	01/15/28		4,325	4,401,161
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	463	530,851
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		540	513,958
5.375%	08/01/28		3,565	3,541,129
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	2,035	2,337,224
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		400	350,790
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	500	554,685
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	282,631
3.200%	08/14/27	CNH	7,000	991,276
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
1.125%	09/14/34	EUR	300	277,821

				15,477,129

Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.250%	05/15/36		190	186,244

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.500%	10/01/35(a)		1,380	$1,394,444
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27		2,108	2,089,243
4.050%	07/01/30		394	382,469
4.125%	05/15/29		1,075	1,057,495
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	1,600	1,598,638
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	421,983
Sr. Unsec’d. Notes
4.750%	02/15/28		554	512,951
Equinix Europe 2 Financing Corp. LLC,
Gtd. Notes
3.250%	05/19/29	EUR	3,100	3,672,715
Essex Portfolio LP,
Gtd. Notes
5.375%	04/01/35		1,135	1,152,027
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		790	745,101
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	800	926,106
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31		245	223,442
5.375%	02/15/35(a)		2,100	2,121,460
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31		270	229,305
4.875%	02/01/35		670	649,209
5.450%	08/15/30		321	331,996
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		675	478,257
4.625%	08/01/29		280	220,549
5.000%	10/15/27		2,262	2,088,493
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		100	104,714
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30		1,800	1,850,471
Sr. Sec’d. Notes, 144A
5.875%	10/01/28		3,400	3,394,665
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	340	431,122
Prologis LP,
Sr. Unsec’d. Notes
4.200%	02/15/33	CAD	1,400	1,036,323
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31	EUR	4,900	5,749,214

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.875%	07/06/30	EUR	3,030	$3,827,241
5.000%	10/15/29	GBP	800	1,106,144
5.750%	12/05/31	GBP	585	823,356
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,570	1,614,433
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		2,725	2,573,787
3.875%	02/15/27(a)		1,245	1,224,892
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	600	718,806
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	958,610
6.500%	10/15/30		1,125	1,161,590
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		7,617	8,070,494
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30(a)		700	704,075
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		10	9,588
4.250%	12/01/26		30	29,815
4.500%	09/01/26		130	129,625
4.500%	01/15/28		435	433,156
5.750%	02/01/27		5	5,069
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	900	1,091,536

				57,530,853

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		429	417,747
6.125%	06/15/29		785	805,606
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		838	859,860
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30		2,372	2,494,638
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31		7,568	8,960,853
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	3,500	4,537,293
12.000%	11/30/28		3,555	3,914,944
Ferguson Enterprises, Inc.,
Gtd. Notes
5.000%	10/03/34		160	158,762
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		50	47,934

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	$394,673
3.875%	10/01/31		1,161	1,039,744
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		1,800	1,717,871
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		695	713,682
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31		1,068	1,010,224

				27,073,831

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	600	808,510
7.500%(ff)	12/20/30(oo)	GBP	600	828,515
Sr. Preferred Notes, EMTN
3.250%	09/05/29	EUR	330	395,138

				2,032,163

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		294	277,296
2.600%	02/15/33		1,060	906,881
Sr. Unsec’d. Notes
4.350%	02/15/30		540	538,016
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		1,450	1,313,357
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.200%	01/25/37		1,040	1,080,686
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		890	809,715
Sr. Unsec’d. Notes
5.450%	07/15/35		366	368,640
5.950%	09/15/33		120	126,668
Micron Technology, Inc.,
Sr. Unsec’d. Notes
6.050%	11/01/35		220	230,103

				5,651,362

Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30		1,135	1,160,398
Fiserv Funding ULC,
Gtd. Notes
2.875%	06/15/28	EUR	1,300	1,536,388
3.500%	06/15/32	EUR	1,700	1,995,346

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
5.375%	09/27/54			200	$182,579
6.000%	08/03/55			575	574,102
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.000%	04/14/32			450	426,404
5.600%	06/12/34			48	49,723

					5,924,940

Telecommunications — 0.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29			3,970	2,897,231
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26			720	705,668
3.500%	06/01/41			147	115,292
3.950%	04/30/31		EUR	850	1,040,106
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29(d)			11,250	11,566,000
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR		400	391,772
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A
6.000%	01/15/30			1,460	1,479,757
Sr. Sec’d. Notes, 144A
5.000%	05/01/28			1,675	1,673,976
5.875%	10/15/27			2,266	2,266,880
8.625%	03/15/31			975	1,036,260
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28			200	203,658
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30			1,085	1,106,700
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
3.875%	10/15/30			13,225	11,501,516
4.000%	04/15/31			805	694,230
4.875%	06/15/29			1,000	934,023
10.000%	10/15/32			2,094	2,117,502
Sr. Sec’d. Notes, 144A
6.875%	06/30/33			2,220	2,258,739
10.750%	12/15/30			4,419	5,008,590
11.000%	11/15/29			3,976	4,574,833
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes
6.250%	03/25/29			270	270,270
Rogers Communications, Inc. (Canada),
Gtd. Notes
5.000%	02/15/29			1,366	1,383,721
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31			100	116,825

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28			3,320	$3,563,861
8.750%	03/15/32			1,218	1,477,650
Sprint LLC,
Gtd. Notes
7.625%	03/01/26			25	25,216
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41			55	40,211
Turkcell Iletisim Hizmetleri A/S (Turkey),
Sr. Unsec’d. Notes
5.800%	04/11/28			250	245,625
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29		GBP	1,300	1,653,645
4.500%	07/15/31		GBP	2,100	2,565,195
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31			450	471,303

					63,386,255

Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30		EUR	1,450	1,868,793
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29	(oo)	EUR	500	531,950
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27		EUR	700	841,715
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29		EUR	500	527,062
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34			358	362,904
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29		EUR	100	107,723
0.400%	12/19/36		EUR	217	213,138
1.875%	05/25/32		EUR	600	651,027
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37		EUR	300	279,071
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35			CAD 800	602,625
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29		EUR	1,400	1,587,255
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30			3,575	3,544,200
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31			175	182,596

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
7.125%	02/01/32		495	$518,442

				11,818,501

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		780	798,696
5.550%	05/01/28		195	200,333
5.750%	05/24/26		490	494,277
6.050%	08/01/28		350	364,788

				1,858,094

Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
9.000%	01/20/31		800	846,776

TOTAL CORPORATE BONDS
(cost $1,039,233,393)				1,061,416,719

FLOATING RATE AND OTHER LOANS — 0.1%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.077%(c)	01/28/32		1,550	1,547,579
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.172%(c)	11/17/28		968	941,990
Term B Loan, 3 Month SOFR + 5.100%
9.409%(c)	11/17/28		4,175	4,075,844

				6,565,413

Computers — 0.0%
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%
7.316%(c)	03/01/29		1,449	1,397,833

Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%
7.314%(c)	03/18/30		1,754	1,757,193

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		184	165,382

Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.812%(c)	01/18/28		198	194,857

Retail — 0.0%
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%
5.105%(c)	07/01/31	EUR	6,000	7,053,246

Telecommunications — 0.1%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%
11.780%(c)	05/25/27		1,354	1,345,003

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Telecommunications (cont’d.)
Zegona Holdco Ltd. (United Kingdom),
Facility B Loan, 1 Month EURIBOR + 3.000%
5.657%(c)	07/17/29	EUR	8,050	$9,440,168

				10,785,171

TOTAL FLOATING RATE AND OTHER LOANS
(cost $26,407,538)				27,919,095

MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39		225	241,466

Oklahoma — 0.0%
Oklahoma Development Finance Authority,
Taxable, Revenue Bonds, Series 2022-PSO, Class A1
4.135%	12/01/33		3,964	3,912,932
Taxable, Revenue Bonds, Series 2022-PSO, Class A2
4.623%	06/01/44		3,285	3,151,685

				7,064,617

TOTAL MUNICIPAL BONDS
(cost $7,179,204)				7,306,083

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Angel Oak Mortgage Trust,
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66		469	406,808
Chase Home Lending Mortgage Trust,
Series 2024-RPL04, Class A1B, 144A
3.375%(cc)	12/25/64		160	141,103
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51		1,052	850,792
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64		430	426,258
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50		699	603,594
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250%
(Cap N/A, Floor 0.000%)
10.555%(c)	03/25/42		130	140,722
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250%
(Cap N/A, Floor 0.000%)
9.555%(c)	03/25/42		100	106,461
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A
0.000%(cc)	05/27/37		65	63,236
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450%
(Cap N/A, Floor 3.450%)
7.755%(c)	04/25/34		100	100,920
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000%
(Cap N/A, Floor 0.000%)
6.305%(c)	11/25/41		90	90,055

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES
(continued)
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	—	(r)	$38
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100%
(Cap N/A, Floor 0.000%)
6.405%(c)	09/25/41	430		433,473
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350%
(Cap N/A, Floor 0.000%)
6.655%(c)	12/25/41	200		202,238
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.446%(cc)	05/25/48	2,470		2,314,920
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43	54		8,224
Series 4910, Class MI, IO
4.000%	08/25/49	73		15,020
Series 5020, Class IH, IO
3.000%	08/25/50	341		56,551
GS Mortgage-Backed Securities Trust,
Series 2020-INV01, Class A14, 144A
2.908%(cc)	10/25/50	576		489,819
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	804		650,001
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	831		672,537
Series 2025-RPL3, Class A1, 144A
4.100%(cc)	07/25/65	306		294,548
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	223		201,143
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap
6.000%, Floor 0.000%)
5.264%(c)	08/25/50	114		107,645
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	189		169,818
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	260		226,023
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900%
(Cap N/A, Floor 2.900%)
7.205%(c)	04/25/34	153		154,150
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.786%(cc)	08/25/47	610		575,435
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	174		162,932
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	2		2,144
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	267		252,220
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	49		47,770

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES
(continued)
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap
N/A, Floor 1.000%)
5.434%(c)	10/25/59		17	$16,952
UWM Mortgage Trust,
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51		833	674,133
Verus Securitization Trust,
Series 2019-INV03, Class A1, 144A
3.692%(cc)	11/25/59		71	70,264
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66		212	189,509
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66		440	380,351
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		403	387,000

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $13,152,513)				11,684,807

SOVEREIGN BONDS — 1.8%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	1,500	1,747,365
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,500	1,581,312
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 168
3.500%	12/21/34	AUD	7,520	4,713,257
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	6,310	4,086,314
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	200	239,608
4.690%	10/28/34	EUR	200	247,323
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	500	701,371
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	1,600	2,001,950
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		930	945,698
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	400	413,382
3.375%	11/25/32	EUR	500	600,319
3.375%	05/25/34	EUR	700	830,314
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		4,530	4,488,732
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	430	548,939
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	720	919,154

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, Series 12.5
4.875%	05/13/36	EUR	275	$358,640
Sr. Unsec’d. Notes, Series 13Y
5.000%	03/05/37		630	615,825
Sr. Unsec’d. Notes, Series 30Y
1.375%	09/23/50	EUR	50	35,044
Sr. Unsec’d. Notes, Series 7Y
4.125%	09/23/29	EUR	900	1,125,090
Bundesobligation (Germany),
Bonds, Series 189
2.100%	04/12/29	EUR	820	967,882
Bonds, Series 191
2.400%	04/18/30	EUR	28,310	33,706,860
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	600	449,356
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32(a)		4,200	3,690,918
3.750%	01/14/32	EUR	573	686,622
3.875%	07/09/31	EUR	200	242,142
China Government Bond (China),
Sr. Unsec’d. Notes
3.900%	07/04/36	CNH	500	84,382
3.950%	06/29/43	CNH	18,500	3,288,183
4.000%	11/30/35	CNH	5,000	843,536
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,460	1,506,336
City of Montreal (Canada),
Unsec’d. Notes
3.150%	09/01/28	CAD	500	369,385
3.500%	12/01/38	CAD	700	468,173
4.400%	12/01/43	CAD	700	499,371
City of Ottawa Ontario (Canada),
Unsec’d. Notes
4.200%	07/30/53	CAD	500	340,532
City of Toronto (Canada),
Unsec’d. Notes
2.600%	09/24/39	CAD	300	178,742
2.950%	04/28/35	CAD	900	606,762
City of Vancouver (Canada),
Sr. Unsec’d. Notes
3.700%	10/18/52	CAD	1,500	936,375
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		1,900	1,505,275
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	2,070	2,441,404
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31		1,630	1,677,270
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	111,376
1.125%	03/04/33	EUR	200	205,972
1.500%	06/17/31	EUR	2,205	2,419,615

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,900	$2,498,400
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	211,440	10,596,831
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	19,140	938,164
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		4,630	4,271,175
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		3,400	3,136,500
6.950%	03/15/37		1,177	1,200,687
7.050%	02/03/31		200	209,640
Ecuador Social Bond Sarl (Ecuador),
Gov’t. Gtd. Notes
2.250%	01/30/35		442	379,659
Emirate of Dubai Government International Bonds (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.900%	09/09/50		295	208,261
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	255	318,496
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series UFA
3.250%	07/04/34	EUR	2,700	3,254,761
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		540	508,205
French Republic Government Bond OAT (France),
Bonds, 144A
2.750%	02/25/30	EUR	337	401,120
3.000%	06/25/49	EUR	666	677,699
3.250%	05/25/55	EUR	494	503,060
4.750%	04/25/35	EUR	10,702	14,197,959
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		3,000	2,994,060
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	9,400	9,820,723
3.375%	06/15/34	EUR	126	150,814
4.125%	06/15/54	EUR	753	882,939
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	161,602
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	4,000	609,998
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	2,050,490	6,019,351
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.125%	05/22/28		200	206,064
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	201,500

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
6.750%	09/25/52		200	$203,546
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	1,000	1,187,374
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	2,290	2,342,258
Sr. Unsec’d. Notes, Series 6Y
4.000%	07/25/29	EUR	2,300	2,782,111
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	1,000	1,103,053
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	1,100	1,083,567
4.125%	01/15/37	EUR	3,000	3,570,531
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	4,080	4,940,148
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	100	95,984
1.500%	01/18/27	EUR	100	114,665
6.500%	11/06/31		542	580,081
6.875%	10/21/34	GBP	200	303,826
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		823	839,781
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		3,800	3,840,375
Sr. Unsec’d. Notes, Series 5Y
5.375%	03/12/29		6,070	6,185,709
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
3.850%	07/01/34	EUR	8,630	10,605,650
4.350%	11/01/33	EUR	560	715,229
Sr. Unsec’d. Notes, Series 10Y, 144A
0.600%	08/01/31	EUR	5,680	5,863,728
3.650%	08/01/35	EUR	9,656	11,581,228
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	8,820	10,796,012
Sr. Unsec’d. Notes, Series 15Y, 144A
3.850%	10/01/40	EUR	1,600	1,877,454
4.150%	10/01/39	EUR	178	217,737
Sr. Unsec’d. Notes, Series 16Y, 144A
0.950%	03/01/37	EUR	910	806,454
3.250%	03/01/38	EUR	10,185	11,498,268
3.350%	03/01/35	EUR	65	76,664
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	3,387	4,001,845
Sr. Unsec’d. Notes, Series 5Y
3.000%	10/01/29	EUR	958	1,150,449
3.350%	07/01/29	EUR	465	566,133
Sr. Unsec’d. Notes, Series 7Y, 144A
3.500%	02/15/31	EUR	8,470	10,338,043
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	875	923,451
6.625%	03/22/48	EUR	2,545	2,336,850
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	219,300	1,023,083

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bonds, Series 84
2.100%	09/20/54	JPY	49,900	$297,250
Bonds, Series 86
2.400%	03/20/55	JPY	979,900	6,241,837
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	1,248,450	7,676,130
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	185	186,867
2.375%	11/09/28	EUR	1,670	1,931,521
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	2,330	2,796,826
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	600	597,249
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	700	778,587
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	1,200	1,523,096
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	145,760	7,399,255
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	110,500	5,377,633
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,600	2,757,352
2.250%	08/12/36	EUR	735	671,804
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
2.375%	12/15/27		9,700	9,130,125
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
6.750%	10/28/27		900	938,574
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		200	180,400
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
5.400%	11/15/28		2,100	2,173,920
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	2,655	2,601,669
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,520	1,659,564
1.200%	04/28/33	EUR	1,170	1,160,170
Province of Alberta (Canada),
Unsec’d. Notes
3.100%	06/01/50	CAD	500	291,368
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	1,000	538,783

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Province of Manitoba (Canada),
Unsec’d. Notes
3.200%	03/05/50	CAD	1,500	$881,045
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.450%	06/01/45	CAD	1,000	631,375
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	12/02/52	CAD	303	156,787
3.650%	06/02/33	CAD	7,906	5,838,968
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	9,550	7,010,026
Unsec’d. Notes
3.500%	12/01/45	CAD	102	65,414
3.500%	12/01/48	CAD	1,500	944,648
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	1,000	611,327
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, Series 33
6.500%	03/14/33	AUD	1,000	743,366
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,335	1,477,937
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	718	947,874
6.000%	08/04/28	GBP	1,436	2,038,558
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		400	375,782
4.000%	10/17/49		690	494,266
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		998	677,298
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		567	586,516
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes, EMTN
3.875%	02/14/33	EUR	1,210	1,489,830
Sr. Unsec’d. Notes, Series 10Y
3.625%	01/11/34	EUR	930	1,119,156
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	51,505	2,859,402
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 10Y
4.850%	09/30/29		1,100	1,057,892
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.624%	05/26/30	EUR	35	39,154
5.500%	09/18/28	EUR	1,450	1,774,854
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	45	44,000
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	2,000	2,019,407
3.875%	10/29/35	EUR	45	44,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	1,175	$1,064,020
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30		4,800	4,046,550
3.125%	05/15/27	EUR	1,875	2,198,303
6.500%	09/26/33		2,270	2,385,214
Sr. Unsec’d. Notes, 144A
6.000%	06/12/34		1,360	1,370,710
6.250%	05/26/28		880	908,600
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	1,200	1,415,383
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	400	483,360
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	53	57,788
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	300	371,851
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		1,400	1,424,066
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	1,100	1,118,699
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	6,300	4,026,943
1.200%	10/31/40	EUR	440	371,433
1.900%	10/31/52	EUR	600	468,380
3.450%	10/31/34	EUR	6,880	8,322,785
3.450%	07/30/43	EUR	368	415,380
3.550%	10/31/33	EUR	3,200	3,924,217
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	100	140,233
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
2.800%	06/17/34	THB	276,818	9,339,454
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	11/20/34	AUD	1,000	528,787
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes
6.500%	01/03/35		440	415,250
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	07/31/35	GBP	14,474	13,691,752
4.375%	07/31/54	GBP	10,763	12,799,513

TOTAL SOVEREIGN BONDS
(cost $396,990,162)				413,452,594

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36		467	417,383

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	02/01/51	3,885		$3,093,483
2.000%	04/01/51	4,251		3,382,164
2.000%	05/01/51	1,066		848,177
2.500%	07/01/50	1,098		922,080
2.500%	10/01/50	280		234,920
2.500%	08/01/51	500		416,875
2.500%	11/01/51	1,206		1,018,878
3.500%	09/01/42	1		520
3.500%	10/01/42	1		1,333
3.500%	05/01/52	850		766,638
4.000%	10/01/40	1		1,029
4.000%	10/01/40	2		1,750
4.000%	12/01/40	1		783
4.000%	10/01/47	1		1,422
4.500%	10/01/39	223		223,019
4.500%	09/01/50	6,299		6,111,290
5.000%	07/01/33	—	(r)	116
5.000%	11/01/33	—	(r)	493
5.000%	11/01/33	1		555
5.000%	11/01/33	1		1,096
5.000%	11/01/33	1		1,333
5.000%	12/01/35	—	(r)	347
5.000%	04/01/40	2		1,666
5.000%	07/01/40	1		1,298
5.000%	07/01/41	2		1,568
5.000%	09/01/52	2,733		2,691,365
5.500%	07/01/53	6,949		6,963,244
5.500%	11/01/54	7,906		7,907,640
6.000%	10/01/32	—	(r)	20
6.000%	03/01/33	1		1,295
6.000%	06/01/37	—	(r)	253
6.000%	07/01/38	1		1,058
6.000%	06/01/55	7,766		7,895,164
6.250%	07/15/32	180		204,084
6.500%	05/01/54	3,027		3,144,812
6.750%	03/15/31(h)	1,865		2,130,800
7.000%	06/01/32	—	(r)	247
7.000%	06/01/32	—	(r)	328
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 9.435%, Floor 1.750%)
6.750%(c)	02/01/35	—	(r)	456
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.815% (Cap 10.720%, Floor 1.815%)
6.525%(c)	01/01/37	1		813
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.849% (Cap 10.050%, Floor 1.849%)
6.881%(c)	03/01/36	1		757
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.911% (Cap 11.166%, Floor 1.911%)
6.538%(c)	12/01/36	—	(r)	170
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.919% (Cap 10.586%, Floor 1.919%)
6.918%(c)	02/01/37	1		556
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.031% (Cap 11.126%, Floor 2.031%)
6.796%(c)	11/01/36	1		1,141

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.069% (Cap 10.954%, Floor 2.069%)
6.988%(c)	02/01/37	—	(r)	$502
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
7.079%(c)	10/01/36	—	(r)	158
Federal National Mortgage Assoc.
2.000%	10/01/50	615		491,097
2.000%	12/01/50	5,919		4,720,902
2.000%	01/01/51	1,129		900,026
2.000%	02/01/51	4,159		3,312,117
2.000%	03/01/51	2,026		1,612,382
2.000%	04/01/51	4,088		3,252,397
2.000%	05/01/51	3,436		2,733,248
2.500%	07/01/50	76		63,871
2.500%	10/01/50	5,758		4,857,654
2.500%	05/01/51	2,078		1,730,473
2.500%	06/01/51	1,935		1,615,003
2.500%	07/01/51	1,134		945,059
2.500%	11/01/51	5,878		4,935,519
2.500%	01/01/52	316		262,656
2.500%	01/01/52	761		638,732
2.500%	04/01/52	1,434		1,192,392
3.000%	08/01/27	1		1,120
3.000%	08/01/27	1		1,156
3.000%	11/01/27	1		1,205
3.000%	02/01/43	2		1,757
3.000%	12/01/44	1		725
3.000%	11/01/46	1,629		1,445,865
3.000%	01/01/47	946		838,633
3.000%	07/01/52	10,090		8,816,766
3.500%	01/01/34	2		1,589
3.500%	07/01/43	125		117,038
3.500%	01/01/52	1,008		913,653
3.500%	05/01/52	5,419		4,907,588
4.500%	12/01/39	83		83,031
4.500%	09/01/40	152		151,325
4.500%	11/01/47	354		344,759
5.000%	09/01/25	—	(r)	0
5.000%	04/01/34	1		1,379
5.000%	07/01/34	1		1,458
5.000%	07/01/37	1		1,333
5.000%	02/01/53	3,065		3,018,378
5.000%	04/01/53	3,236		3,181,623
5.000%	08/01/53	4,943		4,857,180
5.000%	02/01/54	1,271		1,249,500
5.311%	08/01/41	21		21,438
5.500%	01/01/36	1		986
5.500%	03/01/36	1		1,226
5.500%	03/01/36	1		1,455
5.500%	11/01/36	1		614
5.500%	08/01/37	2		1,617
5.500%	09/01/41	—	(r)	474
5.500%	09/01/53	4,258		4,264,253
6.000%	11/01/32	2		1,562
6.000%	03/01/33	1		1,519
6.000%	04/01/33	2		1,694
6.000%	02/01/34	16		16,235

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	08/01/34	1		$1,271
6.000%	11/01/34	1		1,087
6.000%	11/01/34	67		69,916
6.000%	04/01/36	—	(r)	8
6.000%	12/01/36	1		1,248
6.000%	01/01/37	—	(r)	10
6.000%	02/01/37	2		1,982
6.000%	05/01/37	—	(r)	28
6.000%	05/01/37	1		1,253
6.000%	05/01/38	22		23,338
6.000%	12/01/38	1		896
6.000%	04/01/39	1		1,408
6.000%	12/01/52	634		647,509
6.000%	02/01/53	2,547		2,595,655
6.000%	07/01/54	3,319		3,393,686
6.000%	10/01/54	6,616		6,771,923
6.500%	07/01/32	1		825
6.500%	12/01/32	1		1,155
6.500%	07/01/36	—	(r)	442
6.500%	10/01/36	1		1,338
6.500%	10/01/36	23		24,211
6.500%	11/01/36	1		1,304
6.500%	12/01/36	1		624
6.625%	11/15/30	855		966,233
6.768%	02/01/39	6		6,449
7.000%	01/01/31	—	(r)	18
7.000%	04/01/32	—	(r)	23
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
6.215%(c)	12/01/35	1		794
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.523% (Cap 9.846%, Floor 1.523%)
6.963%(c)	07/01/35	—	(r)	425
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
7.530%(c)	08/01/37	—	(r)	471
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.875% (Cap 11.083%, Floor 1.875%)
7.812%(c)	08/01/36	1		1,256
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.392%, Floor 1.892%)
6.892%(c)	12/01/35	—	(r)	226
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	140		102,038
Government National Mortgage Assoc.
2.000%	01/20/51	4,398		3,582,420
2.000%	01/20/52	2,964		2,414,435
2.500%	11/20/49	302		258,050
3.000%	06/15/43	1		841
3.000%	09/20/43	171		155,216
3.000%	01/20/44	18		16,285
3.000%	05/20/45	1,028		923,945
3.000%	01/20/50	128		113,774
3.000%	06/20/51	421		372,535
3.000%	10/20/51	9,005		7,974,629
3.500%	08/20/42	135		126,039
3.500%	05/20/43	92		85,881
3.500%	03/20/44	1		888

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	05/20/46	1		$1,265
3.500%	12/20/47	776		719,775
3.500%	12/20/49	—	(r)	450
3.500%	12/20/49	1		1,245
3.500%	12/20/49	2		1,786
4.000%	09/20/25	—	(r)	118
4.000%	11/20/25	1		583
4.000%	01/20/26	—	(r)	250
4.000%	10/20/40	13		12,030
4.000%	02/20/41	14		13,765
4.000%	03/20/41	57		54,915
4.000%	07/20/47	162		153,061
4.500%	05/15/39	1		1,365
4.500%	09/20/39	1		610
4.500%	05/20/40	107		106,163
4.500%	06/15/40	1		625
4.500%	07/15/40	—	(r)	438
4.500%	07/15/40	2		1,510
4.500%	02/20/41	146		145,050
4.500%	03/20/41	348		345,786
4.500%	05/20/41	—	(r)	489
4.500%	05/20/41	11		10,755
4.500%	06/20/41	2		1,893
4.500%	08/20/41	125		124,163
4.500%	02/20/42	1		593
4.500%	06/20/43	1		735
4.500%	06/20/44	1		687
4.500%	10/20/44	1		666
4.500%	01/20/45	1		612
4.500%	03/20/46	1		942
4.500%	05/20/46	1		766
5.000%	11/15/33	1		670
5.000%	08/15/39	2		1,732
5.000%	10/20/39	1		1,131
5.000%	07/15/40	2		1,732
5.000%	06/20/48	48		48,560
5.500%	10/20/32	—	(r)	208
5.500%	03/20/34	1		707
5.500%	09/20/48	1		800
8.500%	06/15/26	—	(r)	27
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30	611		595,963

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $150,964,867)				148,907,350

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bonds
2.375%	11/15/49	56,970		36,647,733
2.375%	05/15/51(h)	10,500		6,659,297
3.000%	02/15/49	22,225		16,380,520
3.375%	08/15/42	14,860		12,470,791
3.375%	11/15/48	5,040		3,987,113
4.000%	11/15/42	29,909		27,282,616
4.125%	08/15/44(h)(k)	126,430		115,861,242
4.125%	08/15/53	816		729,045
4.375%	08/15/43(h)	3,285		3,132,042
4.500%	11/15/54	10,540		10,049,231
4.625%	11/15/44(h)	8,170		7,998,941

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
4.750%	11/15/43(h)	20,162	$20,139,948
4.750%	02/15/45	160	159,175
5.000%	05/15/45(h)	7,600	7,807,813
U.S. Treasury Inflation Indexed Bonds, TIPS
1.625%	10/15/29	14,691	14,871,909
U.S. Treasury Notes
3.250%	06/30/29	4	3,928
3.500%	09/30/26	885	880,506
3.500%	02/15/33	12,295	11,855,070
3.750%	05/15/28	8,725	8,739,314
3.875%	05/31/27	22,415	22,468,411
4.000%	03/31/30	44,620	45,041,798
4.000%	05/31/30	21,615	21,827,773
4.125%	01/31/27	22,621	22,727,337
4.125%	03/31/32	445	449,033
4.125%	05/31/32(h)	12,990	13,101,633
4.250%	11/30/26(h)(k)	104,385	104,931,390
4.250%	11/15/34(h)	160	160,550
4.250%	05/15/35	12,265	12,286,080
4.375%	12/31/29	10,280	10,537,000
U.S. Treasury Strips Coupon
2.262%(s)	08/15/41(k)	11,760	5,335,758
3.862%(s)	05/15/41(k)	38,770	17,844,797
4.500%(s)	05/15/46	1,615	566,142
4.605%(s)	05/15/44(h)(k)	26,280	10,177,632
4.616%(s)	11/15/40(h)	5,005	2,368,363
4.751%(s)	05/15/43	11,945	4,886,220
4.822%(s)	11/15/42(h)(k)	33,810	14,241,075
4.920%(s)	08/15/48	1,420	445,668
4.928%(s)	11/15/45	455	163,542
4.967%(s)	02/15/39(h)	1,135	596,451
5.007%(s)	05/15/39(k)	1,130	584,053
5.021%(s)	08/15/39(h)	1,125	573,040
5.040%(s)	11/15/39(h)	1,125	564,622
5.046%(s)	11/15/43	5,950	2,368,124
5.056%(s)	02/15/40(k)	1,120	553,632
5.069%(s)	05/15/40(h)	1,120	545,152
5.095%(s)	08/15/40(h)	1,120	536,817
5.111%(s)	02/15/41	1,115	520,494
5.156%(s)	02/15/42(k)	26,110	11,472,043
5.158%(s)	11/15/41	1,115	497,532
5.183%(s)	05/15/42	1,115	483,047
5.192%(s)	08/15/42	1,110	473,721
5.208%(s)	02/15/43	1,110	461,129
5.220%(s)	02/15/45	2,695	1,004,615
5.239%(s)	02/15/44	1,115	437,457
5.239%(s)	08/15/44	1,115	426,179
5.245%(s)	08/15/45	7,250	2,635,225
5.246%(s)	11/15/44	1,115	420,971
5.247%(s)	08/15/43(k)	26,115	10,528,455

TOTAL U.S. TREASURY OBLIGATIONS (cost $663,154,402)			650,899,195

TOTAL LONG-TERM INVESTMENTS (cost $18,919,759,221)			21,155,961,315

	Shares	Value

SHORT-TERM INVESTMENTS — 11.2%
AFFILIATED MUTUAL FUNDS — 10.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wa)	1	$1
PGIM Core Ultra Short Bond Fund(wa)	2,290,896,568	2,290,896,568
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $197,686,982; includes $196,881,970 of cash collateral for securities on loan)(b)(wa)	197,825,547	197,687,070

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,488,583,551)		2,488,583,639

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 0.6%
U.S. Treasury Bills
4.133%	10/02/25	236	233,422
4.213%	11/06/25(h)	284	279,815
4.269%	09/18/25(h)(k)	153,800	152,376,233

TOTAL U.S. TREASURY OBLIGATIONS (cost $152,889,082)			152,889,470

OPTIONS PURCHASED*~ — 0.0%
(cost $672,817)			601,408

TOTAL SHORT-TERM INVESTMENTS (cost $2,642,145,450)			2,642,074,517

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.1%
(cost $21,561,904,671)			23,798,035,832

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $2,173,648)			(2,680,018)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.1%
(cost $21,559,731,023)			23,795,355,814
Liabilities in excess of other assets(z) — (1.1)%			(247,978,356)

NET ASSETS — 100.0%			$23,547,377,458

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5 and 0.0% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $193,043,203; cash collateral of $196,881,970 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 12.000%, 10/01/28	09/14/23	$343,000	$376,367	0.0%
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 8.375%, 04/01/32	02/04/25	1,390,000	1,402,743	0.0

Total		$1,733,000	$1,779,110	0.0%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$97.00	64	160	$11,600
3 Month SOFR	Call	12/12/25	$99.75	127	318	794
3 Month SOFR	Call	12/12/25	$99.75	15	38	94
3 Month SOFR	Put	12/12/25	$96.00	64	160	10,800

Total Exchange Traded (cost $30,596)						$23,288

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	26.00	—	EUR	3,280	$331
Currency Option EUR vs PLN	Call	CITI	07/21/25	5.00	—	EUR	3,311	12
Currency Option EUR vs TRY	Call	JPM	07/14/25	80.00	—	EUR	3,285	749
Currency Option EUR vs TRY	Call	JPM	07/24/25	90.00	—	EUR	3,319	2,207
Currency Option USD vs BRL	Call	MSI	07/02/25	6.70	—		3,999	—
Currency Option USD vs BRL	Call	MSI	07/24/25	6.50	—		2,297	150
Currency Option USD vs CLP	Call	MSI	07/07/25	1,100.00	—		4,023	—
Currency Option USD vs CNH	Call	DB	09/24/25	7.95	—		45,801	2,448
Currency Option USD vs COP	Call	MSI	07/10/25	5,000.00	—		3,792	3
Currency Option USD vs JPY	Call	CITI	07/14/25	155.00	—		3,810	14
Currency Option USD vs KRW	Call	MSI	07/10/25	1,550.00	—		3,798	—
Currency Option USD vs KRW	Call	JPM	09/25/25	1,750.00	—		10,718	141
Currency Option USD vs MXN	Call	CITI	07/08/25	22.00	—		4,017	13

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	JPM	07/03/25	70.00	—		2,003	$—
Currency Option USD vs TRY	Call	CITI	07/18/25	99.00	—		1,904	1,123
Currency Option USD vs TWD	Call	CITI	07/29/25	32.00	—		7,658	162
Currency Option USD vs ZAR	Call	CITI	07/03/25	21.00	—		2,003	—
Currency Option EUR vs USD	Put	MSI	07/03/25	1.00	—	EUR	3,522	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.05	—	EUR	1,749	—
Currency Option EUR vs USD	Put	MSI	07/17/25	1.05	—	EUR	4,437	5
Currency Option USD vs BRL	Put	MSI	07/07/25	4.90	—		12,587	1
Currency Option USD vs BRL	Put	MSI	07/10/25	5.00	—		1,896	3
Currency Option USD vs CNH	Put	DB	09/24/25	7.00	—		45,801	148,060
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		25,696	3,395
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		7,111	940
Currency Option USD vs KRW	Put	JPM	09/25/25	1,331.00	—		10,718	160,661
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		3,830	320
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		3,830	320
Currency Option USD vs ZAR	Put	CITI	07/29/25	16.00	—		2,297	48

Total OTC Traded (cost $327,720)								$321,106

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 09/29/30	Call	CITI	09/25/25	3.29%	3.29%(A)	1 Day SOFR(A)/ 4.450%		2,018	$13,304
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.450%		7,190	4
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.450%		865	1
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.450%		7,190	68,017
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.450%		865	8,183
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.05%	3 Month EURIBOR(Q)/ 1.944%	2.05%(A)	EUR	9,585	5,852
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	3.50%	3 Month EURIBOR(Q)/ 1.944%	3.50%(A)	EUR	9,585	4
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.02%	1 Day TONAR(A)/ 0.477%	1.02%(A)	JPY	878,150	609
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.52%	1 Day TONAR(A)/ 0.477%	1.52%(A)	JPY	878,150	2
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.60%	CDX.NA.IG.44. V1(Q)	1.00%(Q)		87,600	96,203
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.63%	CDX.NA.IG.44. V1(Q)	1.00%(Q)		69,900	64,835

Total OTC Swaptions (cost $314,501)									$257,014

Total Options Purchased (cost $672,817)									$601,408

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25	69	173	$(43,125)
3 Month SOFR	Call	12/12/25	$96.25	72	180	(45,000)
3 Month SOFR	Put	12/12/25	$95.63	64	160	(1,200)
3 Month SOFR	Put	12/12/25	$96.25	69	173	(29,325)
3 Month SOFR	Put	12/12/25	$96.25	8	20	(3,400)

Total Exchange Traded (premiums received $181,342)						$(122,050)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	22.35	—	EUR	3,280	$(32,457)
Currency Option EUR vs PLN	Call	CITI	07/21/25	4.28	—	EUR	3,311	(10,836)
Currency Option EUR vs TRY	Call	JPM	07/14/25	48.00	—	EUR	3,285	(32,376)
Currency Option EUR vs TRY	Call	JPM	07/24/25	49.50	—	EUR	3,319	(38,337)
Currency Option USD vs BRL	Call	MSI	07/02/25	5.70	—		3,999	(1)
Currency Option USD vs BRL	Call	MSI	07/24/25	5.65	—		2,297	(7,454)
Currency Option USD vs CLP	Call	MSI	07/07/25	940.00	—		4,023	(13,131)
Currency Option USD vs CNH	Call	DB	09/24/25	7.25	—		45,801	(105,452)
Currency Option USD vs COP	Call	MSI	07/10/25	4,300.00	—		3,792	(1,884)
Currency Option USD vs JPY	Call	CITI	07/14/25	145.00	—		3,810	(16,989)
Currency Option USD vs KRW	Call	MSI	07/10/25	1,390.00	—		3,798	(2,306)
Currency Option USD vs KRW	Call	JPM	09/25/25	1,385.00	—		10,718	(103,058)
Currency Option USD vs MXN	Call	CITI	07/08/25	19.40	—		4,017	(2,168)
Currency Option USD vs TRY	Call	JPM	07/03/25	41.00	—		2,003	(673)
Currency Option USD vs TRY	Call	CITI	07/18/25	42.00	—		1,904	(9,721)
Currency Option USD vs TWD	Call	CITI	07/29/25	29.15	—		7,658	(62,148)
Currency Option USD vs ZAR	Call	CITI	07/03/25	18.20	—		2,003	(136)
Currency Option EUR vs USD	Put	MSI	07/03/25	1.14	—	EUR	3,522	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.14	—	EUR	1,749	(74)
Currency Option EUR vs USD	Put	MSI	07/17/25	1.14	—	EUR	4,437	(1,868)
Currency Option USD vs BRL	Put	MSI	07/07/25	6.00	—		12,587	(1,308,089)
Currency Option USD vs BRL	Put	MSI	07/10/25	5.50	—		1,896	(27,190)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		16,407	(284,879)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		1,915	(5,793)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		1,915	(5,793)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		1,915	(13,752)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		1,915	(13,752)
Currency Option USD vs ZAR	Put	CITI	07/29/25	17.70	—		2,297	(26,848)

Total OTC Traded (premiums received $1,556,496)								$(2,127,165)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 09/29/30	Call	CITI	09/25/25	3.04%	1 Day SOFR(A)/ 4.450%	3.04%(A)	4,035	$(13,103)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.450%	3.21%(A)	14,380	(45,218)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.450%	3.21%(A)	1,730	(5,440)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.53%	CDX.NA.IG.44. V1(Q)	1.00%(Q)	87,600	(137,047)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.55%	CDX.NA.IG.44. V1(Q)	1.00%(Q)		69,900	$(157,766)
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.20%	2.20%(A)	3 Month EURIBOR(Q)/ 1.944%	EUR	19,170	(5,252)
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.27%	1.27%(A)	1 Day TONAR(A)/ 0.477%	JPY	1,756,300	(54)
CDX.NA.HY.44.V1, 06/20/30	Put	GSI	07/16/25	$ 99.00	5.00%(Q)	CDX.NA.HY.44.V1(Q)		12,000	(4,379)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	07/16/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)		58,110	(4,468)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)		87,600	(35,591)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.88%	1.00%(Q)	CDX.NA.IG.44.V1(Q)		69,900	(22,485)

Total OTC Swaptions (premiums received $435,810)									$(430,803)

Total Options Written (premiums received $2,173,648)									$(2,680,018)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2,191	2 Year U.S. Treasury Notes	Sep. 2025	$455,779,353	$1,473,256
7,110	5 Year U.S. Treasury Notes	Sep. 2025	774,990,000	8,715,066
46	10 Year Canadian Government Bonds	Sep. 2025	4,121,168	37,157
85	10 Year Euro-Bund	Sep. 2025	13,031,366	(31,110)
100	10 Year Korea Treasury Bonds	Sep. 2025	8,775,193	(9,736)
82	10 Year U.K. Gilt	Sep. 2025	10,471,206	145,098
3,856	10 Year U.S. Treasury Notes	Sep. 2025	432,354,000	7,509,242
2,527	10 Year U.S. Ultra Treasury Notes	Sep. 2025	288,749,247	5,886,197
3,275	20 Year U.S. Treasury Bonds	Sep. 2025	378,160,156	11,515,698
5	30 Year Euro Buxl	Sep. 2025	699,349	(11,042)
652	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	77,669,500	2,792,736
167	Euro Schatz Index	Sep. 2025	21,097,968	(17,692)
70	Euro-BTP Italian Government Bond	Sep. 2025	9,977,237	32,747
1,684	Mini MSCI EAFE Index	Sep. 2025	225,799,140	1,709,344
329	Russell 2000 E-Mini Index	Sep. 2025	36,053,465	1,185,761
3,243	S&P 500 E-Mini Index	Sep. 2025	1,014,045,563	35,849,195

				76,781,917

Short Positions:
225	3 Month CME SOFR	Sep. 2025	53,811,563	10,863
8	3 Month CME SOFR	Dec. 2025	1,919,800	(6,015)
8	3 Month CME SOFR	Mar. 2026	1,926,600	(10,515)
8	3 Month CME SOFR	Jun. 2026	1,932,000	(14,309)
75	1 Year Eris SOFR Swap Futures	Sep. 2025	7,462,448	(5,856)
333	2 Year U.S. Treasury Notes	Sep. 2025	69,271,805	(230,996)
169	5 Year Euro-Bobl	Sep. 2025	23,426,975	22,597
464	5 Year U.S. Treasury Notes	Sep. 2025	50,576,000	(416,781)
111	10 Year Australian Treasury Bonds	Sep. 2025	8,373,470	(41,669)
315	10 Year Euro-Bund	Sep. 2025	48,292,711	231,271
6	10 Year Japanese Government Bonds	Sep. 2025	5,792,299	(15,416)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Futures contracts outstanding at June 30, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
122	10 Year U.S. Treasury Notes	Sep. 2025	$13,679,250	$(297,399)
77	10 Year U.S. Ultra Treasury Notes	Sep. 2025	8,798,454	(34,451)
39	30 Year Euro Buxl	Sep. 2025	5,454,922	119,468
794	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	94,585,250	(2,290,090)
91	British Pound Currency	Sep. 2025	7,806,094	(109,944)
85	Canadian Dollar Currency	Sep. 2025	6,262,800	(36,386)
1,012	Euro Currency	Sep. 2025	149,725,400	(4,370,346)
92	Euro-OAT	Sep. 2025	13,420,714	70,441

				(7,425,533)

				$69,356,384

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/16/25	MSI	AUD	1,661	$1,079,345	$1,093,173	$13,828	$—
Expiring 07/16/25	MSI	AUD	1,155	756,490	760,317	3,827	—
Expiring 07/22/25	BNP	AUD	140	91,594	92,158	564	—
Expiring 07/22/25	HSBC	AUD	138	90,751	91,183	432	—
Expiring 07/22/25	HSBC	AUD	136	87,597	89,863	2,266	—
Expiring 07/22/25	MSI	AUD	9,689	6,332,198	6,379,218	47,020	—
Expiring 07/22/25	MSI	AUD	1,291	842,743	850,335	7,592	—
Expiring 07/22/25	MSI	AUD	205	132,301	134,835	2,534	—
Expiring 07/22/25	MSI	AUD	142	92,799	93,478	679	—
Expiring 07/22/25	MSI	AUD	141	92,121	92,631	510	—
Expiring 07/22/25	MSI	AUD	133	86,899	87,548	649	—
Expiring 07/22/25	MSI	AUD	133	86,267	87,493	1,226	—
Expiring 07/22/25	MSI	AUD	98	63,799	64,673	874	—
Brazilian Real,
Expiring 07/02/25	GSI	BRL	144,072	25,288,657	26,504,288	1,215,631	—
Expiring 08/04/25	GSI	BRL	121,868	21,982,726	22,236,090	253,364	—
British Pound,
Expiring 07/22/25	CITI	GBP	69	93,399	94,966	1,567	—
Expiring 07/22/25	GSI	GBP	1,160	1,574,061	1,591,929	17,868	—
Expiring 07/22/25	GSI	GBP	580	794,509	795,762	1,253	—
Expiring 07/22/25	GSI	GBP	580	795,420	795,766	346	—
Expiring 07/22/25	HSBC	GBP	53	71,682	72,621	939	—
Expiring 07/22/25	MSI	GBP	1,137	1,498,629	1,561,229	62,600	—
Expiring 07/22/25	MSI	GBP	77	105,031	105,962	931	—
Expiring 09/17/25	WBC	GBP	2,667	3,607,671	3,662,840	55,169	—
Canadian Dollar,
Expiring 07/16/25	CITI	CAD	1,567	1,106,559	1,152,010	45,451	—
Expiring 07/22/25	CITI	CAD	2,157	1,579,419	1,585,607	6,188	—
Expiring 07/22/25	HSBC	CAD	92	67,072	67,690	618	—
Expiring 07/22/25	MSI	CAD	148	108,637	108,928	291	—
Expiring 07/22/25	MSI	CAD	117	85,145	86,083	938	—
Chilean Peso,
Expiring 09/17/25	DB	CLP	2,133,913	2,296,999	2,290,143	—	(6,856)
Chinese Renminbi,
Expiring 07/22/25	GSI	CNH	5,646	789,710	790,187	477	—
Expiring 07/22/25	GSI	CNH	4,453	621,553	623,164	1,611	—
Expiring 08/20/25	CITI	CNH	7,298	1,021,401	1,023,635	2,234	—

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 09/17/25	HSBC	CNH	17,355	$2,431,999	$2,439,819	$7,820	$—
Czech Koruna,
Expiring 09/17/25	CITI	CZK	18,708	858,027	893,425	35,398	—
Danish Krone,
Expiring 09/17/25	CITI	DKK	13,011	2,000,904	2,066,409	65,505	—
Euro,
Expiring 07/22/25	BARC	EUR	10,443	11,888,539	12,320,704	432,165	—
Expiring 07/22/25	BARC	EUR	6,534	7,391,081	7,708,504	317,423	—
Expiring 07/22/25	BARC	EUR	1,992	2,219,027	2,349,720	130,693	—
Expiring 07/22/25	BARC	EUR	1,117	1,289,643	1,317,633	27,990	—
Expiring 07/22/25	BARC	EUR	499	564,692	588,982	24,290	—
Expiring 07/22/25	BOA	EUR	1,838	2,100,000	2,168,067	68,067	—
Expiring 07/22/25	CITI	EUR	3,747	4,238,314	4,420,556	182,242	—
Expiring 07/22/25	CITI	EUR	3,471	3,999,000	4,094,489	95,489	—
Expiring 07/22/25	CITI	EUR	1,920	2,192,000	2,265,669	73,669	—
Expiring 07/22/25	CITI	EUR	1,762	2,013,165	2,078,735	65,570	—
Expiring 07/22/25	CITI	EUR	436	496,759	513,862	17,103	—
Expiring 07/22/25	CITI	EUR	247	286,936	291,696	4,760	—
Expiring 07/22/25	DB	EUR	1,853	2,114,000	2,186,141	72,141	—
Expiring 07/22/25	DB	EUR	1,647	1,896,000	1,942,578	46,578	—
Expiring 07/22/25	GSI	EUR	1,354	1,560,666	1,596,941	36,275	—
Expiring 07/22/25	HSBC	EUR	1,351	1,561,597	1,594,158	32,561	—
Expiring 07/22/25	MSI	EUR	18,993	21,577,701	22,407,591	829,890	—
Expiring 07/22/25	MSI	EUR	3,747	4,250,833	4,420,556	169,723	—
Expiring 07/22/25	MSI	EUR	1,372	1,587,380	1,618,663	31,283	—
Expiring 07/22/25	MSI	EUR	217	253,843	255,613	1,770	—
Expiring 07/22/25	MSI	EUR	186	212,681	219,504	6,823	—
Expiring 07/22/25	MSI	EUR	153	179,064	180,122	1,058	—
Expiring 09/17/25	MSI	EUR	5,625	6,521,661	6,660,299	138,638	—
Expiring 09/17/25	MSI	EUR	1,771	2,053,531	2,097,151	43,620	—
Expiring 09/17/25	MSI	EUR	1,284	1,483,538	1,520,852	37,314	—
Expiring 09/17/25	MSI	EUR	1,272	1,472,739	1,505,813	33,074	—
Expiring 09/17/25	MSI	EUR	879	1,015,168	1,040,702	25,534	—
Expiring 09/17/25	MSI	EUR	828	964,977	980,549	15,572	—
Expiring 09/17/25	MSI	EUR	87	100,472	102,898	2,426	—
Hong Kong Dollar,
Expiring 08/20/25	CITI	HKD	36,099	4,663,626	4,621,156	—	(42,470)
Expiring 08/20/25	GSI	HKD	7,052	902,658	902,745	87	—
Expiring 08/20/25	GSI	HKD	6,351	820,138	813,020	—	(7,118)
Hungarian Forint,
Expiring 07/22/25	BARC	HUF	915,768	2,538,898	2,696,078	157,180	—
Expiring 07/22/25	GSI	HUF	106,817	302,357	314,475	12,118	—
Indian Rupee,
Expiring 08/29/25	HSBC	INR	706,239	8,203,500	8,216,862	13,362	—
Expiring 09/17/25	UAG	INR	1,606,883	18,709,485	18,680,159	—	(29,326)
Indonesian Rupiah,
Expiring 09/17/25	CITI	IDR	12,676,917	766,000	782,764	16,764	—
Expiring 09/17/25	HSBC	IDR	450,538,000	27,588,745	27,819,459	230,714	—
Expiring 09/17/25	HSBC	IDR	124,188,147	7,614,000	7,668,270	54,270	—
Israeli Shekel,
Expiring 07/16/25	CITI	ILS	9,039	2,452,065	2,683,649	231,584	—
Japanese Yen,
Expiring 07/22/25	BARC	JPY	826,466	5,852,479	5,754,067	—	(98,412)
Expiring 07/22/25	BNP	JPY	110,559	768,522	769,741	1,219	—
Expiring 07/22/25	BOA	JPY	197,236	1,364,000	1,373,211	9,211	—

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/22/25	CITI	JPY	229,327	$1,579,195	$1,596,637	$17,442	$—
Expiring 07/22/25	GSI	JPY	217,506	1,484,000	1,514,330	30,330	—
Expiring 07/22/25	HSBC	JPY	382,206	2,680,000	2,661,018	—	(18,982)
Expiring 07/22/25	HSBC	JPY	192,523	1,341,638	1,340,398	—	(1,240)
Expiring 08/20/25	GSI	JPY	24,956	170,371	174,305	3,934	—
Expiring 08/20/25	MSI	JPY	1,210,269	8,418,904	8,453,150	34,246	—
Expiring 08/20/25	MSI	JPY	266,956	1,847,408	1,864,557	17,149	—
Expiring 08/20/25	MSI	JPY	71,865	494,219	501,942	7,723	—
Expiring 08/20/25	MSI	JPY	27,823	192,321	194,329	2,008	—
Mexican Peso,
Expiring 07/22/25	GSI	MXN	32,627	1,702,991	1,734,566	31,575	—
Expiring 07/22/25	MSI	MXN	18,725	974,047	995,525	21,478	—
Expiring 09/17/25	HSBC	MXN	182,659	9,400,582	9,653,595	253,013	—
New Taiwanese Dollar,
Expiring 09/17/25	MSI	TWD	224,789	7,783,000	7,868,821	85,821	—
New Zealand Dollar,
Expiring 07/16/25	MSI	NZD	1,064	612,589	648,842	36,253	—
Expiring 07/22/25	BNP	NZD	4,002	2,410,403	2,440,938	30,535	—
Expiring 07/22/25	CITI	NZD	869	526,771	530,267	3,496	—
Expiring 07/22/25	MSI	NZD	2,593	1,572,217	1,581,550	9,333	—
Peruvian Nuevo Sol,
Expiring 09/17/25	CITI	PEN	11,515	3,193,800	3,243,472	49,672	—
Expiring 09/17/25	CITI	PEN	8,375	2,339,070	2,359,049	19,979	—
Expiring 09/17/25	CITI	PEN	4,435	1,229,613	1,249,187	19,574	—
Expiring 09/17/25	CITI	PEN	4,171	1,165,054	1,174,806	9,752	—
Expiring 09/17/25	CITI	PEN	3,789	1,060,919	1,067,110	6,191	—
Expiring 09/17/25	MSI	PEN	19,595	5,372,076	5,519,330	147,254	—
Philippine Peso,
Expiring 09/17/25	BOA	PHP	229,355	4,003,335	4,065,727	62,392	—
Expiring 09/17/25	BOA	PHP	182,686	3,177,250	3,238,426	61,176	—
Expiring 09/17/25	HSBC	PHP	544,454	9,729,349	9,651,424	—	(77,925)
Expiring 09/17/25	HSBC	PHP	318,948	5,528,415	5,653,913	125,498	—
Polish Zloty,
Expiring 07/22/25	BNP	PLN	4,920	1,326,572	1,364,142	37,570	—
Expiring 07/22/25	HSBC	PLN	12,039	3,175,009	3,338,203	163,194	—
Singapore Dollar,
Expiring 07/22/25	BNP	SGD	1,009	789,158	794,553	5,395	—
Expiring 08/20/25	CITI	SGD	5,832	4,492,532	4,604,298	111,766	—
South African Rand,
Expiring 07/22/25	GSI	ZAR	105,241	5,838,192	5,934,227	96,035	—
Expiring 07/22/25	MSI	ZAR	30,583	1,722,387	1,724,515	2,128	—
Expiring 07/22/25	MSI	ZAR	17,327	974,047	977,046	2,999	—
Expiring 09/17/25	BARC	ZAR	138,390	7,762,429	7,772,353	9,924	—
South Korean Won,
Expiring 08/20/25	MSI	KRW	2,465,685	1,793,421	1,828,100	34,679	—
Expiring 09/17/25	CITI	KRW	17,213,736	12,673,000	12,784,218	111,218	—
Expiring 09/17/25	JPM	KRW	270,047	200,024	200,557	533	—
Swedish Krona,
Expiring 07/22/25	CITI	SEK	14,884	1,572,426	1,575,549	3,123	—
Expiring 09/17/25	MSI	SEK	71,111	7,455,385	7,555,118	99,733	—
Swiss Franc,
Expiring 07/22/25	GSI	CHF	1,270	1,569,964	1,605,657	35,693	—
Expiring 09/17/25	CITI	CHF	767	945,254	976,481	31,227	—
Expiring 09/17/25	MSI	CHF	17,290	21,327,922	22,006,212	678,290	—
Expiring 09/17/25	MSI	CHF	1,625	2,009,884	2,068,022	58,138	—

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 09/17/25	MSI	CHF	1,119	$1,382,798	$1,423,611	$40,813	$—
Expiring 09/17/25	MSI	CHF	19	23,105	23,801	696	—
Thai Baht,
Expiring 07/22/25	BARC	THB	25,380	784,413	782,032	—	(2,381)
Expiring 09/17/25	UAG	THB	69,618	2,131,000	2,154,265	23,265	—
Turkish Lira,
Expiring 07/09/25	HSBC	TRY	218,879	5,371,598	5,455,462	83,864	—
Expiring 07/22/25	MSI	TRY	50,452	1,244,198	1,243,426	—	(772)
Expiring 07/23/25	UAG	TRY	140,400	3,429,000	3,457,323	28,323	—
Expiring 07/30/25	BARC	TRY	442,560	10,744,104	10,823,537	79,433	—
Expiring 12/22/25	MSI	TRY	59,011	1,254,144	1,275,495	21,351	—

				$430,627,097	$438,735,279	8,393,664	(285,482)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/16/25	MSI	AUD	2,144	$1,393,973	$1,411,481	$—	$(17,508)
Expiring 07/16/25	WBC	AUD	1,563	986,657	1,029,249	—	(42,592)
Expiring 07/16/25	WBC	AUD	472	302,138	310,605	—	(8,467)
Expiring 07/22/25	BNP	AUD	1,953	1,268,696	1,286,116	—	(17,420)
Expiring 07/22/25	CITI	AUD	2,414	1,581,232	1,589,293	—	(8,061)
Expiring 07/22/25	CITI	AUD	1,288	833,131	848,285	—	(15,154)
Expiring 07/22/25	CITI	AUD	458	297,702	301,679	—	(3,977)
Expiring 07/22/25	HSBC	AUD	6,178	4,007,031	4,067,935	—	(60,904)
Expiring 07/22/25	HSBC	AUD	176	115,209	115,907	—	(698)
Expiring 07/22/25	HSBC	AUD	157	102,725	103,474	—	(749)
Expiring 07/22/25	HSBC	AUD	112	73,101	73,735	—	(634)
Expiring 07/22/25	HSBC	AUD	108	70,173	71,044	—	(871)
Expiring 07/22/25	JPM	AUD	4,886	3,108,472	3,217,344	—	(108,872)
Expiring 07/22/25	MSI	AUD	826	538,687	543,958	—	(5,271)
Expiring 07/22/25	MSI	AUD	285	182,213	187,973	—	(5,760)
Expiring 07/22/25	MSI	AUD	219	142,462	143,906	—	(1,444)
Expiring 07/22/25	MSI	AUD	52	33,860	34,116	—	(256)
Brazilian Real,
Expiring 07/02/25	GSI	BRL	121,868	22,149,734	22,419,486	—	(269,752)
Expiring 07/02/25	HSBC	BRL	22,204	3,996,000	4,084,803	—	(88,803)
British Pound,
Expiring 07/22/25	BNP	GBP	15	20,060	20,110	—	(50)
Expiring 07/22/25	CITI	GBP	21	28,865	29,195	—	(330)
Expiring 07/22/25	DB	GBP	14,901	19,715,645	20,456,592	—	(740,947)
Expiring 07/22/25	DB	GBP	5,773	7,637,418	7,924,445	—	(287,027)
Expiring 07/22/25	HSBC	GBP	16,864	22,811,401	23,150,988	—	(339,587)
Expiring 07/22/25	HSBC	GBP	4,560	6,157,979	6,259,780	—	(101,801)
Expiring 07/22/25	HSBC	GBP	536	723,712	735,685	—	(11,973)
Expiring 07/22/25	HSBC	GBP	320	434,362	439,503	—	(5,141)
Expiring 07/22/25	HSBC	GBP	8	11,050	11,173	—	(123)
Expiring 07/22/25	JPM	GBP	128	169,633	175,136	—	(5,503)
Expiring 07/22/25	MSI	GBP	46	61,900	62,566	—	(666)
Expiring 09/17/25	CITI	GBP	2,318	3,129,870	3,183,544	—	(53,674)
Expiring 09/17/25	GSI	GBP	5,457	7,368,422	7,494,465	—	(126,043)
Expiring 09/17/25	GSI	GBP	1,549	2,090,364	2,127,169	—	(36,805)
Expiring 09/17/25	MSI	GBP	2,592	3,481,698	3,560,115	—	(78,417)

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 09/17/25	MSI	GBP	1,370	$1,844,564	$1,881,341	$—	$(36,777)
Expiring 09/17/25	MSI	GBP	589	793,315	808,212	—	(14,897)
Expiring 09/17/25	MSI	GBP	582	783,844	799,835	—	(15,991)
Expiring 09/17/25	MSI	GBP	255	342,502	349,790	—	(7,288)
Expiring 09/17/25	MSI	GBP	110	148,908	151,343	—	(2,435)
Expiring 09/17/25	MSI	GBP	53	70,883	72,238	—	(1,355)
Expiring 09/17/25	MSI	GBP	45	61,075	62,350	—	(1,275)
Expiring 09/17/25	WBC	GBP	638	861,349	876,055	—	(14,706)
Canadian Dollar,
Expiring 07/16/25	MSI	CAD	91	65,327	66,590	—	(1,263)
Expiring 07/16/25	WBC	CAD	6,745	4,737,504	4,957,744	—	(220,240)
Expiring 07/16/25	WBC	CAD	1,059	763,048	778,492	—	(15,444)
Expiring 07/22/25	BNP	CAD	19,555	14,372,246	14,377,759	—	(5,513)
Expiring 07/22/25	BNP	CAD	1,559	1,148,142	1,146,269	1,873	—
Expiring 07/22/25	BNP	CAD	58	42,503	42,714	—	(211)
Expiring 07/22/25	HSBC	CAD	52	38,173	38,004	169	—
Expiring 07/22/25	MSI	CAD	524	383,155	385,464	—	(2,309)
Expiring 07/22/25	MSI	CAD	57	41,786	41,623	163	—
Expiring 07/22/25	MSI	CAD	18	13,461	13,527	—	(66)
Expiring 07/22/25	MSI	CAD	2	1,100	1,103	—	(3)
Expiring 07/22/25	SSB	CAD	5,473	4,005,441	4,024,202	—	(18,761)
Expiring 07/22/25	TD	CAD	6,383	4,624,329	4,693,244	—	(68,915)
Chinese Renminbi,
Expiring 09/17/25	HSBC	CNH	347,285	48,708,989	48,821,843	—	(112,854)
Expiring 09/17/25	HSBC	CNH	112,413	15,766,666	15,803,196	—	(36,530)
Expiring 09/17/25	HSBC	CNH	4,483	628,000	630,205	—	(2,205)
Czech Koruna,
Expiring 07/22/25	CITI	CZK	178,056	8,106,433	8,488,717	—	(382,284)
Expiring 07/22/25	CITI	CZK	3,143	143,105	149,854	—	(6,749)
Expiring 07/22/25	GSI	CZK	121,427	5,633,966	5,788,951	—	(154,985)
Expiring 07/22/25	MSI	CZK	94,162	4,197,000	4,489,115	—	(292,115)
Expiring 07/22/25	MSI	CZK	92,409	4,274,674	4,405,560	—	(130,886)
Euro,
Expiring 07/22/25	BARC	EUR	1,280	1,484,323	1,510,293	—	(25,970)
Expiring 07/22/25	CITI	EUR	8,232	9,431,381	9,711,974	—	(280,593)
Expiring 07/22/25	CITI	EUR	1,158	1,321,170	1,365,857	—	(44,687)
Expiring 07/22/25	DB	EUR	1,450	1,704,845	1,711,195	—	(6,350)
Expiring 07/22/25	GSI	EUR	1,583	1,772,000	1,867,395	—	(95,395)
Expiring 07/22/25	GSI	EUR	1,456	1,636,000	1,718,264	—	(82,264)
Expiring 07/22/25	HSBC	EUR	101,091	111,234,001	119,263,565	—	(8,029,564)
Expiring 07/22/25	HSBC	EUR	42,301	48,466,832	49,904,715	—	(1,437,883)
Expiring 07/22/25	HSBC	EUR	27,905	30,704,752	32,921,212	—	(2,216,460)
Expiring 07/22/25	HSBC	EUR	4,867	5,610,039	5,742,190	—	(132,151)
Expiring 07/22/25	HSBC	EUR	4,484	5,207,058	5,289,638	—	(82,580)
Expiring 07/22/25	HSBC	EUR	2,873	3,290,970	3,389,936	—	(98,966)
Expiring 07/22/25	HSBC	EUR	2,866	3,273,000	3,381,017	—	(108,017)
Expiring 07/22/25	HSBC	EUR	2,845	3,191,971	3,356,939	—	(164,968)
Expiring 07/22/25	JPM	EUR	37,136	43,620,211	43,811,364	—	(191,153)
Expiring 07/22/25	JPM	EUR	7,814	8,810,000	9,218,230	—	(408,230)
Expiring 07/22/25	JPM	EUR	6,050	6,913,023	7,137,986	—	(224,963)
Expiring 07/22/25	JPM	EUR	3,284	3,797,893	3,874,647	—	(76,754)
Expiring 07/22/25	JPM	EUR	2,995	3,492,393	3,532,856	—	(40,463)
Expiring 07/22/25	JPM	EUR	89	103,064	105,524	—	(2,460)
Expiring 07/22/25	MSI	EUR	97,014	111,877,069	114,453,318	—	(2,576,249)
Expiring 07/22/25	MSI	EUR	19,057	21,397,390	22,482,661	—	(1,085,271)

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/22/25	MSI	EUR	2,987	$3,394,179	$3,524,508	$—	$(130,329)
Expiring 07/22/25	MSI	EUR	1,922	2,180,036	2,267,173	—	(87,137)
Expiring 07/22/25	MSI	EUR	433	506,932	510,256	—	(3,324)
Expiring 07/22/25	MSI	EUR	334	383,206	394,546	—	(11,340)
Expiring 07/22/25	SSB	EUR	107,587	123,199,814	126,926,701	—	(3,726,887)
Expiring 07/22/25	SSB	EUR	31,124	35,640,974	36,719,140	—	(1,078,166)
Expiring 07/22/25	SSB	EUR	1,700	1,935,451	2,005,340	—	(69,889)
Expiring 07/22/25	SSB	EUR	737	839,273	869,326	—	(30,053)
Expiring 07/22/25	TD	EUR	105,313	120,357,166	124,244,408	—	(3,887,242)
Expiring 07/22/25	TD	EUR	31,124	35,570,307	36,719,141	—	(1,148,834)
Expiring 07/22/25	TD	EUR	2,890	3,301,054	3,409,455	—	(108,401)
Expiring 09/17/25	GSI	EUR	677	801,015	801,040	—	(25)
Expiring 09/17/25	MSI	EUR	4,239	4,864,523	5,018,906	—	(154,383)
Expiring 09/17/25	MSI	EUR	2,713	3,135,154	3,211,858	—	(76,704)
Expiring 09/17/25	MSI	EUR	1,889	2,182,449	2,237,111	—	(54,662)
Expiring 09/17/25	MSI	EUR	1,525	1,762,506	1,805,627	—	(43,121)
Expiring 09/17/25	MSI	EUR	1,347	1,554,854	1,595,332	—	(40,478)
Expiring 09/17/25	MSI	EUR	1,284	1,484,069	1,520,378	—	(36,309)
Expiring 09/17/25	MSI	EUR	1,283	1,481,418	1,519,194	—	(37,776)
Expiring 09/17/25	MSI	EUR	1,045	1,211,674	1,237,616	—	(25,942)
Expiring 09/17/25	MSI	EUR	646	747,746	764,452	—	(16,706)
Expiring 09/17/25	MSI	EUR	611	707,648	723,483	—	(15,835)
Expiring 09/17/25	WBC	EUR	4,919	5,633,557	5,824,446	—	(190,889)
Expiring 09/17/25	WBC	EUR	2,193	2,514,566	2,596,365	—	(81,799)
Hungarian Forint,
Expiring 07/22/25	GSI	HUF	2,868,089	8,168,761	8,443,832	—	(275,071)
Indian Rupee,
Expiring 09/17/25	JPM	INR	861,163	9,887,000	10,011,094	—	(124,094)
Indonesian Rupiah,
Expiring 09/17/25	DB	IDR	29,592,399	1,807,169	1,827,247	—	(20,078)
Japanese Yen,
Expiring 07/22/25	BARC	JPY	89,715	635,298	624,615	10,683	—
Expiring 07/22/25	BARC	JPY	158	1,102	1,101	1	—
Expiring 07/22/25	BNP	JPY	1,266,068	8,838,885	8,814,691	24,194	—
Expiring 07/22/25	BNP	JPY	112,282	784,413	781,738	2,675	—
Expiring 07/22/25	CITI	JPY	263,838	1,852,000	1,836,910	15,090	—
Expiring 07/22/25	CITI	JPY	226,544	1,567,679	1,577,259	—	(9,580)
Expiring 07/22/25	DB	JPY	258,832	1,829,000	1,802,056	26,944	—
Expiring 07/22/25	GSI	JPY	227,738	1,573,879	1,585,571	—	(11,692)
Expiring 07/22/25	HSBC	JPY	403,030	2,798,829	2,805,996	—	(7,167)
Expiring 07/22/25	HSBC	JPY	113,005	789,399	786,767	2,632	—
Expiring 07/22/25	HSBC	JPY	5,454	37,976	37,971	5	—
Expiring 07/22/25	HSBC	JPY	159	1,105	1,107	—	(2)
Expiring 07/22/25	MSI	JPY	1,237	8,656	8,614	42	—
Expiring 08/20/25	GSI	JPY	159,754	1,114,865	1,115,805	—	(940)
Expiring 08/20/25	MSI	JPY	190,897	1,327,924	1,333,326	—	(5,402)
Expiring 08/20/25	WBC	JPY	162,430	1,125,894	1,134,498	—	(8,604)
Mexican Peso,
Expiring 07/22/25	BNP	MXN	94,218	4,940,923	5,009,026	—	(68,103)
Expiring 07/22/25	CITI	MXN	14,867	780,818	790,380	—	(9,562)
Expiring 07/22/25	HSBC	MXN	47,330	2,474,429	2,516,234	—	(41,805)
Expiring 09/17/25	BOA	MXN	56,543	2,910,250	2,988,323	—	(78,073)
Expiring 09/17/25	DB	MXN	56,481	2,910,250	2,985,031	—	(74,781)
Expiring 09/17/25	DB	MXN	47,929	2,494,500	2,533,044	—	(38,544)
Expiring 09/17/25	MSI	MXN	39,965	2,085,000	2,112,181	—	(27,181)

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 09/17/25	CA	TWD	748,516	$25,461,881	$26,202,109	$—	$(740,228)
Norwegian Krone,
Expiring 09/17/25	CITI	NOK	436	42,960	43,238	—	(278)
Expiring 09/17/25	MSI	NOK	3,679	362,857	365,179	—	(2,322)
Romanian Leu,
Expiring 07/22/25	BNP	RON	2,777	634,369	643,204	—	(8,835)
Singapore Dollar,
Expiring 07/22/25	HSBC	SGD	9,442	7,369,450	7,438,819	—	(69,369)
Expiring 09/17/25	BOA	SGD	19,609	15,364,755	15,510,461	—	(145,706)
Expiring 09/17/25	GSI	SGD	17,404	13,622,440	13,766,062	—	(143,622)
Expiring 09/17/25	MSI	SGD	8,631	6,709,560	6,826,789	—	(117,229)
South African Rand,
Expiring 07/22/25	GSI	ZAR	51,814	2,916,142	2,921,619	—	(5,477)
Expiring 09/17/25	GSI	ZAR	47,430	2,619,000	2,663,790	—	(44,790)
South Korean Won,
Expiring 08/20/25	GSI	KRW	1,351,754	959,848	1,002,213	—	(42,365)
Expiring 08/20/25	GSI	KRW	1,117,352	827,668	828,423	—	(755)
Expiring 09/17/25	MSI	KRW	32,420,362	24,108,123	24,077,805	30,318	—
Swiss Franc,
Expiring 07/22/25	CITI	CHF	7,149	8,822,926	9,035,829	—	(212,903)
Expiring 09/17/25	WBC	CHF	749	928,021	952,808	—	(24,787)
Thai Baht,
Expiring 07/22/25	CITI	THB	25,523	789,710	786,442	3,268	—
Expiring 07/22/25	GSI	THB	152,114	4,700,389	4,687,106	13,283	—
Expiring 07/22/25	MSI	THB	76,723	2,367,282	2,364,057	3,225	—
Expiring 09/17/25	HSBC	THB	775,234	23,989,172	23,988,986	186	—

				$1,226,698,576	$1,261,382,129	134,751	(34,818,304)

						$8,528,415	$(35,103,786)

Cross currency exchange contracts outstanding at June 30, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/22/25	Buy	AUD	2,401	CHF	1,278	$—	$(35,091)	GSI
07/22/25	Buy	CHF	1,280	EUR	1,364	7,570	—	GSI
07/22/25	Buy	EUR	460	HUF	185,883	—	(3,983)	MSI
07/22/25	Buy	EUR	1,328	SGD	1,949	31,091	—	HSBC
07/22/25	Buy	EUR	1,364	CHF	1,278	—	(6,255)	BNP
07/22/25	Buy	EUR	1,373	JPY	220,183	86,655	—	MSI
07/22/25	Buy	EUR	2,282	CHF	2,134	—	(5,405)	MSI
07/22/25	Buy	EUR	5,887	PLN	25,170	—	(34,214)	CITI
07/22/25	Buy	GBP	346	SGD	602	1,169	—	SSB
07/22/25	Buy	GBP	896	JPY	174,832	12,460	—	MSI
07/22/25	Buy	JPY	221,312	EUR	1,373	—	(78,796)	CITI
07/22/25	Buy	JPY	443,046	EUR	2,746	—	(154,652)	MSI
07/22/25	Buy	PLN	18,077	EUR	4,181	79,605	—	BNP
07/22/25	Buy	SEK	15,085	EUR	1,365	—	(13,501)	GSI

						$218,550	$(331,897)

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000%(Q)	500	$79,794	$13	$79,781	MSI
Dominican Republic	06/20/30	1.000%(Q)	500	17,697	13	17,684	MSI
Emirate of Abu Dhabi	06/20/30	1.000%(Q)	500	(14,946)	13	(14,959)	MSI
Federal Republic of Nigeria	06/20/30	1.000%(Q)	500	80,081	13	80,068	MSI
Federation of Malaysia	06/20/30	1.000%(Q)	750	(18,642)	20	(18,662)	MSI
Federative Republic of Brazil	06/20/30	1.000%(Q)	2,250	46,855	59	46,796	MSI
Kingdom of Bahrain	06/20/30	1.000%(Q)	500	22,408	13	22,395	MSI
Kingdom of Morocco	06/20/30	1.000%(Q)	500	(820)	13	(833)	MSI
Kingdom of Saudi Arabia	06/20/30	1.000%(Q)	1,250	(18,310)	33	(18,343)	MSI
People’s Republic of China	06/20/30	1.000%(Q)	2,250	(50,944)	59	(51,003)	MSI
Republic of Argentina	06/20/30	1.000%(Q)	500	128,804	13	128,791	MSI
Republic of Chile	06/20/30	1.000%(Q)	1,500	(32,401)	39	(32,440)	MSI
Republic of Colombia	06/20/30	1.000%(Q)	1,750	89,789	46	89,743	MSI
Republic of Indonesia	06/20/30	1.000%(Q)	2,000	(20,667)	53	(20,720)	MSI
Republic of Ivory Coast	06/20/30	1.000%(Q)	500	59,823	13	59,810	MSI
Republic of Panama	06/20/30	1.000%(Q)	500	19,251	13	19,238	MSI
Republic of Peru	06/20/30	1.000%(Q)	750	(6,434)	20	(6,454)	MSI
Republic of Philippines	06/20/30	1.000%(Q)	750	(12,557)	20	(12,577)	MSI
Republic of South Africa	06/20/30	1.000%(Q)	2,250	84,846	59	84,787	MSI
Republic of Turkey	06/20/30	1.000%(Q)	2,250	178,877	59	178,818	MSI
Sultanate of Oman	06/20/30	1.000%(Q)	500	(401)	13	(414)	MSI
United Mexican States	06/20/30	1.000%(Q)	2,250	6,716	59	6,657	MSI

				$638,819	$656	$638,163

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000%(Q)	25,000	1.565%	$(612,069)	$(5,391)	$(606,678)	MSI

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		795	$(18,339)	$(6,460)	$(11,879)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		795	(18,019)	(5,636)	(12,383)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		800	18,946	31,958	(13,012)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		9,700	(119,440)	(81,144)	(38,296)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		485	(5,972)	6,449	(12,421)	BNP
Petroleos Mexicanos	06/20/28	1.000%(Q)		6,100	426,316	461,644	(35,328)	BARC
Petroleos Mexicanos	06/20/28	1.000%(Q)		1,430	99,940	109,667	(9,727)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	700	(19,277)	(12,846)	(6,431)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		2,000	23,066	41,697	(18,631)	GSI
Republic of South Africa	12/20/28	1.000%(Q)		1,600	18,454	108,619	(90,165)	JPM

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of South Africa	12/20/28	1.000%(Q)	1,200	$13,840	$79,725	$(65,885)	MSI

				$419,515	$733,673	$(314,158)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Norway	12/20/25	—%(Q)	900	0.042%	$(178)	$(210)	$32	BARC
People’s Republic of China	06/20/29	1.000%(Q)	1,590	0.424%	34,425	15,702	18,723	JPM
Republic of Estonia	12/20/26	1.000%(Q)	250	0.266%	2,722	697	2,025	JPM
Republic of France	06/20/34	0.250%(Q)	855	0.608%	(23,046)	(16,908)	(6,138)	CITI
Republic of France	12/20/34	0.250%(Q)	20,000	0.631%	(598,612)	(572,972)	(25,640)	BOA
Republic of France	12/20/34	0.250%(Q)	2,655	0.631%	(79,466)	(60,268)	(19,198)	BOA
Republic of Italy	12/20/34	1.000%(Q)	470	0.924%	2,931	(2,767)	5,698	CITI
Republic of Italy	12/20/34	1.000%(Q)	470	0.924%	2,931	(2,767)	5,698	CITI

					$(658,293)	$(639,493)	$(18,800)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	44,580	$(2,190,867)	$(3,421,491)	$(1,230,624)
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	267,673	(5,482,968)	(6,010,103)	(527,135)

				$(7,673,835)	$(9,431,594)	$(1,757,759)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	136,250	0.510%	$2,842,808	$3,059,242	$216,434

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500%(M)	2,250	*	$(32,828)	$(28,597)	$(4,231)	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	2,000	*	(29,153)	(49,441)	20,288	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	6,400	*	5,838	7,592	(1,754)	GSI

					$(56,143)	$(70,446)	$14,303

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	815	12/03/27	2.600%(S)	6 Month BBSW(2)(S)/ 3.775%	$(14,949)	$(10,497)	$4,452
AUD	3,735	12/03/30	2.750%(S)	6 Month BBSW(2)(S)/ 3.775%	(124,200)	(112,064)	12,136
AUD	1,785	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 3.775%	119,319	(69,487)	(188,806)
AUD	2,860	12/03/32	2.850%(S)	6 Month BBSW(2)(S)/ 3.775%	(139,675)	(126,368)	13,307
AUD	3,690	12/03/33	2.800%(S)	6 Month BBSW(1)(S)/ 3.775%	280,176	206,584	(73,592)
AUD	7,285	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 3.775%	(515,630)	(457,993)	57,637
AUD	160	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 3.775%	(16,053)	(15,097)	956
AUD	530	12/03/52	2.900%(S)	6 Month BBSW(2)(S)/ 3.775%	(50,100)	(85,123)	(35,023)
CAD	3,505	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 2.750%	863	(9,115)	(9,978)
CAD	4,265	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 2.750%	55,259	87,391	32,132
CAD	775	12/03/28	3.550%(S)	1 Day CORRA(2)(S)/ 2.750%	(2,505)	19,328	21,833
CAD	2,890	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 2.750%	56,642	82,243	25,601
CAD	1,215	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.750%	(4,371)	38,912	43,283
CAD	2,030	12/03/34	3.500%(S)	1 Day CORRA(2)(S)/ 2.750%	60,971	70,740	9,769
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ (0.032)%	—	(67,207)	(67,207)
CHF	1,495	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.032)%	(117,193)	(140,600)	(23,407)
CHF	250	05/08/34	2.000%(A)	1 Day SARON(2)(A)/ (0.032)%	18,497	44,239	25,742
CHF	730	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.032)%	—	(10,128)	(10,128)
CHF	2,850	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.032)%	518,375	534,598	16,223
CLP	278,800	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(4,678)	(4,678)
CNH	30,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.300%	—	(4,999)	(4,999)
CNH	109,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	(132)	168,808	168,940
CNH	60,000	12/06/27	2.820%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	276,536	276,536
CNH	6,425	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	34,352	34,352

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	35,760	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	$66,015	$163,925	$97,910
CNH	13,300	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	54,314	54,314
CNH	519,630	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	3,116,517	3,278,958	162,441
CNH	26,210	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	3,073	76,920	73,847
CNH	17,000	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	7,399	1,230	(6,169)
CNH	5,000	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	436	436
CNH	163,000	06/11/30	1.447%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	(40,172)	(40,172)
COP	5,000,000	05/16/29	8.100%(Q)	1 Day COOIS(2)(Q)/ 8.729%	(10,099)	(18,694)	(8,595)
COP	952,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 8.729%	—	(32,650)	(32,650)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.480%	—	(13,832)	(13,832)
DKK	4,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.110%	(22,623)	(44,874)	(22,251)
DKK	3,000	07/10/34	3.200%(A)	6 Month CIBOR(2)(S)/ 2.110%	28,176	28,113	(63)
DKK	1,700	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/ 2.110%	7,780	15,660	7,880
EUR	3,520	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(50,757)	(50,757)
EUR	1,495	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(6,512)	(6,512)
EUR	9,605	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.921%	(237,919)	(325,677)	(87,758)
EUR	11,050	05/11/32	2.600%(A)	1 Day EuroSTR(1)(A)/ 1.921%	(347,011)	(319,754)	27,257
EUR	2,870	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.049%	—	127,933	127,933
EUR	65	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 1.921%	214	1,260	1,046
EUR	6,885	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.921%	179,712	186,542	6,830
EUR	2,055	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	(70,484)	(70,484)
EUR	950	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	212,973	212,973
EUR	950	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	—	(213,250)	(213,250)
EUR	2,303	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	503,324	503,324
EUR	2,303	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	—	(504,297)	(504,297)
EUR	1,355	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.049%	—	(500,220)	(500,220)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	185,642	185,642
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	—	(184,416)	(184,416)
EUR	1,720	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.049%	1,426	(29,171)	(30,597)
EUR	1,720	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	(793)	57,906	58,699
EUR	1,000	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(236,231)	(274,810)	(38,579)
EUR	4,615	05/11/45	2.700%(A)	1 Day EuroSTR(2)(A)/ 1.921%	92,504	7,495	(85,009)
EUR	2,640	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.049%	(1,876)	181,779	183,655
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.217%	(64,763)	68,850	133,613
GBP	5,720	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.217%	(79,241)	222,500	301,741
GBP	6,520	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.217%	336,565	449,929	113,364
GBP	2,690	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.217%	(185,819)	(185,630)	189
GBP	4,685	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.217%	722,360	456,905	(265,455)
GBP	4,165	05/08/28	4.100%(A)	1 Day SONIA(2)(A)/ 4.217%	(14,499)	76,200	90,699
GBP	425	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.217%	70,730	54,480	(16,250)
GBP	2,315	05/08/30	3.950%(A)	1 Day SONIA(2)(A)/ 4.217%	23,320	40,017	16,697
GBP	1,350	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.217%	(104,023)	254,265	358,288
GBP	600	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.217%	(13,825)	113,006	126,831
GBP	2,145	05/08/32	3.850%(A)	1 Day SONIA(2)(A)/ 4.217%	(30,755)	11,188	41,943
GBP	3,585	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.217%	(655,499)	(911,944)	(256,445)
GBP	1,165	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.217%	320,937	329,024	8,087
GBP	2,320	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 4.217%	(40,350)	(23,163)	17,187
GBP	365	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 4.217%	147,752	138,568	(9,184)
GBP	450	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.217%	(120,148)	(184,901)	(64,753)
GBP	3,090	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 4.217%	(124,464)	(146,093)	(21,629)
GBP	365	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	47,030	(178,031)	(225,061)
GBP	1,110	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.217%	420,545	596,239	175,694

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	5,675	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	$206,512	$(3,413,317)	$(3,619,829)
GBP	900	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 4.217%	385,636	574,390	188,754
GBP	775	05/08/50	3.900%(A)	1 Day SONIA(2)(A)/ 4.217%	(89,153)	(89,276)	(123)
GBP	505	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	(291,143)	(364,816)	(73,673)
GBP	380	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 4.217%	(7,981)	(47,400)	(39,419)
GBP	2,220	05/08/55	3.900%(A)	1 Day SONIA(2)(A)/ 4.217%	(179,354)	(280,113)	(100,759)
HUF	70,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.500%	—	(36,081)	(36,081)
ILS	1,600	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.500%	518	3,024	2,506
ILS	2,115	07/08/34	4.000%(A)	1 Day SHIR(2)(A)/ 4.500%	(6,011)	1,198	7,209
JPY	349,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	3,250	(25,275)	(28,525)
JPY	1,560,000	07/08/26	0.400%(A)	1 Day TONAR(2)(A)/ 0.477%	(18,603)	(15,649)	2,954
JPY	1,410,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.477%	(61,598)	(28,447)	33,151
JPY	857,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.477%	—	26,539	26,539
JPY	237,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(27,851)	(27,851)
JPY	320,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(51,894)	(87,258)	(35,364)
JPY	1,505,000	07/08/29	0.650%(A)	1 Day TONAR(2)(A)/ 0.477%	(41,228)	(49,999)	(8,771)
JPY	180,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.477%	59,416	64,673	5,257
JPY	720,000	07/08/30	0.750%(A)	1 Day TONAR(2)(A)/ 0.477%	(47,976)	(16,056)	31,920
JPY	745,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.477%	8,530	(305,030)	(313,560)
JPY	5,000	07/08/31	0.800%(A)	1 Day TONAR(1)(A)/ 0.477%	154	152	(2)
JPY	561,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ 0.477%	(163,002)	(257,946)	(94,944)
JPY	400,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.477%	(30,257)	(5,412)	24,845
JPY	205,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(99,189)	(132,580)	(33,391)
JPY	1,626,000	07/08/34	1.050%(A)	1 Day TONAR(2)(A)/ 0.477%	38,521	(6,852)	(45,373)
JPY	345,000	07/08/35	1.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(35,380)	(7,033)	28,347
JPY	81,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)/ 0.477%	(45,776)	(77,089)	(31,313)
JPY	130,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.477%	(100,090)	(135,070)	(34,980)
JPY	539,865	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.477%	21,538	(38,946)	(60,484)
JPY	515,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.477%	(90,808)	(50,461)	40,347
JPY	553,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.477%	19,138	(781,306)	(800,444)
JPY	52,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(75,921)	(75,921)
JPY	470,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.477%	(3,379)	(118,455)	(115,076)
JPY	170,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.477%	(59,511)	(44,228)	15,283
JPY	330,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.477%	38,937	(647,894)	(686,831)
JPY	50,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(39,904)	(103,142)	(63,238)
JPY	170,000	07/08/49	1.700%(A)	1 Day TONAR(2)(A)/ 0.477%	(1,829)	(64,240)	(62,411)
JPY	150,000	07/08/50	1.700%(A)	1 Day TONAR(2)(A)/ 0.477%	(75,722)	(65,107)	10,615
JPY	223,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	23,290	(532,177)	(555,467)
JPY	36,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(89,476)	(89,476)
JPY	45,300	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.477%	—	70,059	70,059
JPY	625,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.477%	(17,549)	(345,308)	(327,759)
JPY	155,000	07/08/55	1.750%(A)	1 Day TONAR(2)(A)/ 0.477%	(100,072)	(92,507)	7,565
KRW	270,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	—	4,163	4,163
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	—	(195,864)	(195,864)
KRW	790,215	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	(10,392)	24,614	35,006
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	—	7,426	7,426
KRW	2,360,990	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	1,399	78,661	77,262
KRW	13,405,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	443,995	514,202	70,207
MXN	13,200	12/08/25	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	196	2,362	2,166
MXN	4,110	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	122	264	142
MXN	13,200	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	—	28,630	28,630
MXN	4,110	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	—	1,406	1,406
MXN	24,000	12/06/34	9.100%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	52,288	88,943	36,655
NOK	2,085	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.370%	—	(26,513)	(26,513)

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	795	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 3.290%	$—	$(47,552)	$(47,552)
NZD	1,000	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 3.290%	18,580	17,626	(954)
PLN	26,000	05/11/27	4.400%(A)	6 Month WIBOR(2)(S)/ 5.040%	(74,188)	3,370	77,558
PLN	880	05/11/29	4.350%(A)	6 Month WIBOR(2)(S)/ 5.040%	346	1,262	916
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 5.040%	—	(18,819)	(18,819)
SEK	23,000	07/10/27	3.600%(A)	3 Month STIBOR(2)(Q)/ 2.127%	54,800	155,268	100,468
SEK	7,600	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 2.127%	—	(78,303)	(78,303)
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.560%	(3,118)	(37,590)	(34,472)
SGD	1,070	09/10/34	2.450%(S)	1 Day SORA(2)(S)/ 1.560%	(15,077)	37,348	52,425
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	(1,828)	(1,828)
THB	20,100	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	72,687	72,687
THB	17,500	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	59,745	59,745
THB	109,455	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 1.739%	39,503	238,625	199,122
THB	12,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	20,732	20,732
THB	42,110	09/10/35	2.400%(Q)	1 Day THOR(2)(Q)/ 1.739%	88,074	100,995	12,921
TWD	62,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	6,920	6,920
	136,525	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.450%	1,877	(306,379)	(308,256)
	88,635	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(198,205)	(198,205)
	7,165	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.450%	2,497	14,863	12,366
	3,850	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.450%	—	30,126	30,126
	2,780	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.450%	26,822	19,990	(6,832)
	116,965	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.450%	542,760	841,067	298,307
	127,025	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(838,029)	(838,029)
	16,320	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.450%	3,019	(206,131)	(209,150)
	6,390	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(80,709)	(80,709)
	64,660	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.450%	15,012	1,142,766	1,127,754
	40,240	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.450%	(42,786)	(1,238,229)	(1,195,443)
	800	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(21,329)	(21,329)
	2,850	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(50,854)	(50,854)
	980	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.450%	—	16,520	16,520
	4,710	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.450%	—	(84,886)	(84,886)
	3,090	05/11/40	4.100%(A)	1 Day SOFR(1)(A)/ 4.450%	59,380	(74,531)	(133,911)
	3,405	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.450%	(144,448)	14,426	158,874
	1,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.450%	(552,235)	(580,276)	(28,041)
	34,290	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.450%	(242,467)	(951,783)	(709,316)
	17,090	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.450%	(262,895)	(474,365)	(211,470)
	14,071	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.450%	—	45,558	45,558
	420	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(7,268)	(7,268)
	805	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.450%	(4,587)	(10,754)	(6,167)
	4,960	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.450%	2,264,076	2,226,868	(37,208)
	1,305	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.450%	572,115	585,900	13,785
	11,215	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.450%	74,732	259,143	184,411
	63,140	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.450%	923,405	1,458,968	535,563
	853	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.450%	—	39,787	39,787
	30,360	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.450%	235,350	1,164,159	928,809
	11,865	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.450%	189,270	454,965	265,695
	31,800	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.450%	(582,624)	(1,148,697)	(566,073)
	1,590	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.450%	(31,409)	(57,435)	(26,026)
	2,655	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.450%	129,594	30,887	(98,707)
	37,365	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.450%	1,347,796	434,679	(913,117)
	870	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.450%	9,031	47,470	38,439
	1,320	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.450%	5,948	50,333	44,385

					$7,711,203	$(23,664)	$(7,734,867)

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
BRL	14,979	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(110,281)	$—	$(110,281)	GSI
BRL	14,979	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	133,957	—	133,957	GSI
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	15,147	—	15,147	MSI
CNH	2,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	15,553	—	15,553	MSI
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.500%	(15,878)	(36)	(15,842)	HSBC
MYR	13,000	12/19/29	3.560%(Q)	3 Month KLIBOR(2)(Q)/ 3.500%	50,076	12	50,064	MSI
MYR	2,185	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.500%	17,491	(2)	17,493	MSI
MYR	1,855	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.500%	9,426	—	9,426	JPM
MYR	900	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.500%	4,865	(6)	4,871	GSI

					$120,356	$(32)	$120,388

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 4.315%	BOA	03/31/26	33,399	$(3,966)	$—	$(3,966)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(27,481)	84,622	—	84,622
U.S. Treasury Bond(T)	1 Day USOIS +24bps(T)/ 4.570%	JPM	08/13/25	913	9,825	—	9,825
U.S. Treasury Bond(T)	1 Day USOIS +17bps(T)/ 4.500%	JPM	08/29/25	20,445	434,828	—	434,828
U.S. Treasury Bond(T)	1 Day USOIS -30bps(T)/ 4.030%	JPM	09/03/25	19,215	499,147	—	499,147
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	JPM	11/06/25	30,140	255,063	—	255,063

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Total return swap agreements outstanding at June 30, 2025 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +19.5bps(T)/ 4.525%	CITI	12/12/25	83,815	$1,192,655	$—	$1,192,655

					$2,472,174	$—	$2,472,174

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$864,418	$(845,451)	$3,589,683	$(1,284,291)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$26,736,898
GSI	2,425,000	—
MLC	—	33,473,457
MSC	—	148,908,633

Total	$2,425,000	$209,118,988

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$2,327,840,270	$—	$—
Fixed Income	4,137,512,084	—	—
International Equity	6,863,787	—	—
Common Stocks	5,948,206,373	2,130,191,778	5
Preferred Stocks	119,766	7,442,736	—
Unaffiliated Exchange-Traded Funds	2,841,369,331	—	—
Warrants	—	11,118	—
Asset-Backed Securities
Automobiles	—	11,192,986	—
Collateralized Loan Obligations	—	1,325,833,205	—

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Consumer Loans	$—	$2,806,687	$—
Credit Cards	—	1,520,164	—
Home Equity Loans	—	2,240,368	—
Other	—	1,127,969	—
Residential Mortgage-Backed Securities	—	69,833	—
Student Loans	—	140,025	—
Commercial Mortgage-Backed Securities	—	89,886,987	—
Corporate Bonds	—	1,061,416,719	—
Floating Rate and Other Loans	—	27,919,095	—
Municipal Bonds	—	7,306,083	—
Residential Mortgage-Backed Securities	—	11,684,807	—
Sovereign Bonds	—	413,452,594	—
U.S. Government Agency Obligations	—	148,907,350	—
U.S. Treasury Obligations	—	650,899,195	—
Short-Term Investments
Affiliated Mutual Funds	2,488,583,639	—	—
U.S. Treasury Obligations	—	152,889,470	—
Options Purchased	23,288	578,120	—

Total	$17,750,518,538	$6,047,517,289	$5

Liabilities
Options Written	$(122,050)	$(2,557,968)	$—

Other Financial Instruments*
Assets
Futures Contracts	$77,306,137	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	8,528,415	—
OTC Cross Currency Exchange Contracts	—	218,550	—
OTC Packaged Credit Default Swap Agreements	—	814,941	—
Centrally Cleared Credit Default Swap Agreement	—	216,434	—
OTC Credit Default Swap Agreements	—	649,409	—
Centrally Cleared Interest Rate Swap Agreements	—	8,933,706	—
OTC Interest Rate Swap Agreements	—	246,515	—
OTC Total Return Swap Agreements	—	2,476,140	—

Total	$77,306,137	$22,084,110	$—

Liabilities
Futures Contracts	$(7,949,753)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(35,103,786)	—
OTC Cross Currency Exchange Contracts	—	(331,897)	—
OTC Packaged Credit Default Swap Agreements	—	(788,191)	—
Centrally Cleared Credit Default Swap Agreements	—	(1,757,759)	—
OTC Credit Default Swap Agreements	—	(944,330)	—
Centrally Cleared Interest Rate Swap Agreements	—	(16,668,573)	—
OTC Interest Rate Swap Agreements	—	(126,159)	—
OTC Total Return Swap Agreement	—	(3,966)	—

Total	$(7,949,753)	$(55,724,661)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	38.1%
Unaffiliated Exchange-Traded Funds	12.1
Collateralized Loan Obligations	5.6
U.S. Treasury Obligations	3.4
Banks	3.4
Semiconductors & Semiconductor Equipment	3.0
Software	2.9
Sovereign Bonds	1.8
Interactive Media & Services	1.5
Pharmaceuticals	1.5
Insurance	1.4
Technology Hardware, Storage & Peripherals	1.4
Capital Markets	1.2
Oil, Gas & Consumable Fuels	1.1
Aerospace & Defense	1.1
Broadline Retail	1.0
Financial Services	1.0
Entertainment	0.8
Automobiles	0.7
Machinery	0.7
Hotels, Restaurants & Leisure	0.7
U.S. Government Agency Obligations	0.6
Consumer Staples Distribution & Retail	0.6
Health Care Equipment & Supplies	0.6
Specialty Retail	0.6
Biotechnology	0.6
Electrical Equipment	0.6
Health Care Providers & Services	0.5
Electric Utilities	0.5
IT Services	0.4
Chemicals	0.4
Commercial Mortgage-Backed Securities	0.4
Electric	0.4
Multi-Utilities	0.4
Ground Transportation	0.4
Food Products	0.4
Textiles, Apparel & Luxury Goods	0.4
Diversified Telecommunication Services	0.4
Telecommunications	0.4
Building Products	0.3
Trading Companies & Distributors	0.3
Beverages	0.3
Oil & Gas	0.3
Metals & Mining	0.3
Communications Equipment	0.3
Industrial Conglomerates	0.3
Consumer Finance	0.3
Tobacco	0.3
Real Estate Investment Trusts (REITs)	0.3
Media	0.2
Household Products	0.2
Professional Services	0.2
Specialized REITs	0.2
Pipelines	0.2
Electronic Equipment, Instruments & Components	0.2

Life Sciences Tools & Services	0.2%
Construction Materials	0.2
Personal Care Products	0.2
Commercial Services	0.2
Construction & Engineering	0.2
Household Durables	0.1
Retail	0.1
Industrial REITs	0.1
Wireless Telecommunication Services	0.1
Real Estate Management & Development	0.1
Commercial Services & Supplies	0.1
Foods	0.1
Air Freight & Logistics	0.1
Auto Manufacturers	0.1
Diversified Financial Services	0.1
Energy Equipment & Services	0.1
Healthcare-Services	0.1
Automobile Components	0.1
Auto Parts & Equipment	0.1
Independent Power & Renewable Electricity Producers	0.1
Passenger Airlines	0.1
Real Estate	0.1
Holding Companies-Diversified	0.1
Building Materials	0.1
Healthcare-Products	0.1
Retail REITs	0.1
Packaging & Containers	0.1
Home Builders	0.1
Mining	0.1
Containers & Packaging	0.1
Transportation	0.1
Residential REITs	0.1
Residential Mortgage-Backed Securities	0.1
Gas Utilities	0.1
Marine Transportation	0.0	*
Water Utilities	0.0	*
Health Care REITs	0.0	*
Leisure Time	0.0	*
Computers	0.0	*
Health Care Technology	0.0	*
Lodging	0.0	*
Electrical Components & Equipment	0.0	*
Municipal Bonds	0.0	*
Transportation Infrastructure	0.0	*
Investment Companies	0.0	*
Engineering & Construction	0.0	*
Diversified REITs	0.0	*
Multi-National	0.0	*
Diversified Consumer Services	0.0	*
Semiconductors	0.0	*
Airlines	0.0	*
Iron/Steel	0.0	*
Agriculture	0.0	*
Electronics	0.0	*
Machinery-Diversified	0.0	*
Miscellaneous Manufacturing	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Internet	0.0	*%
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Consumer Loans	0.0	*
Gas	0.0	*
Leisure Products	0.0	*
Distribution/Wholesale	0.0	*
Home Equity Loans	0.0	*
Housewares	0.0	*
Apparel	0.0	*
Savings & Loans	0.0	*
Coal	0.0	*
Office REITs	0.0	*
Trucking & Leasing	0.0	*
Credit Cards	0.0	*
Other	0.0	*

Environmental Control	0.0	*%
Distributors	0.0	*
Water	0.0	*
Office/Business Equipment	0.0	*
Options Purchased	0.0	*
Energy-Alternate Sources	0.0	*
Student Loans	0.0	*

	101.1
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Commodity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$3,966
Credit contracts	Due from/to broker-variation margin swaps	216,434	*	Due from/to broker-variation margin swaps	1,757,759	*
Credit contracts	Premiums paid for OTC swap agreements	864,406		Premiums received for OTC swap agreements	845,407

Credit contracts	Unaffiliated investments	161,038		Options written outstanding, at value	361,736
Credit contracts	Unrealized appreciation on OTC swap agreements	867,032		Unrealized depreciation on OTC swap agreements	1,154,202
Equity contracts	Due from/to broker-variation margin futures	38,744,300	*	—	—

Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	4,516,676	*
Foreign exchange contracts	Unaffiliated investments	321,106		Options written outstanding, at value	2,127,165
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	218,550		Unrealized depreciation on OTC cross currency exchange contracts	331,897
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	8,528,415		Unrealized depreciation on OTC forward foreign currency exchange contracts	35,103,786
Interest rate contracts	Due from/to broker-variation margin futures	38,561,837	*	Due from/to broker-variation margin futures	3,433,077	*
Interest rate contracts	Due from/to broker-variation margin swaps	8,933,706	*	Due from/to broker-variation margin swaps	16,668,573	*
Interest rate contracts	Premiums paid for OTC swap agreements	12		Premiums received for OTC swap agreements	44
Interest rate contracts	Unaffiliated investments	119,264		Options written outstanding, at value	191,117

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$2,722,651	Unrealized depreciation on OTC swap agreements	$126,123

		$100,258,751		$66,621,528

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$—	$—	$(1,466,999)
Credit contracts	(205,242)	810,929	—	—	(92,528)
Equity contracts	—	—	(18,183,344)	—	—
Foreign exchange contracts	(447,073)	3,063,196	(12,190,877)	(39,610,664)	—
Interest rate contracts	34,962	109,596	(10,035,796)	—	(4,007,606)

Total	$(617,353)	$3,983,721	$(40,410,017)	$(39,610,664)	$(5,567,133)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$—	$—	$(3,966)
Credit contracts	(29,660)	(36,108)	—	—	(1,979,610)
Equity contracts	—	—	82,914,583	—	—
Foreign exchange contracts	(48,947)	(660,266)	(6,045,074)	(39,075,085)	—
Interest rate contracts	(75,941)	221,085	57,835,953	—	2,046,115

Total	$(154,548)	$(475,289)	$134,705,462	$(39,075,085)	$62,539

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$540,307
Options Written (2)	740,078,008
Futures Contracts - Long Positions (2)	3,812,436,531
Futures Contracts - Short Positions (2)	506,319,993
Forward Foreign Currency Exchange Contracts - Purchased (3)	364,509,088
Forward Foreign Currency Exchange Contracts - Sold (3)	1,008,823,887
Cross Currency Exchange Contracts (4)	15,962,028
Interest Rate Swap Agreements (2)	1,721,302,077
Credit Default Swap Agreements - Buy Protection (2)	148,694,171

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Credit Default Swap Agreements - Sell Protection (2)	$416,282,412
Total Return Swap Agreements (2)	176,881,298

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

 Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$193,043,203	$(193,043,203)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$1,765,092	$(295,406)	$1,469,686	$(1,414,874)	$54,812
BARC(6)	27,991	(28,351)	(360)	—	(360)
BNP(4)	87,927	(12,421)	75,506	(75,506)	—
BNP(6)	102,152	(106,387)	(4,235)	—	(4,235)
BOA(3)	—	(3,966)	(3,966)	3,966	—
BOA(4)	200,846	(901,857)	(701,011)	701,011	—
CA(4)	—	(740,228)	(740,228)	—	(740,228)
CITI(4)	1,921,328	(799,602)	1,121,726	(667,892)	453,834
CITI(5)	523,165	(96,422)	426,743	—	426,743
CITI(6)	39,844	(540,160)	(500,316)	—	(500,316)
DB(4)	372,371	(1,330,693)	(958,322)	958,322	—
GSI(4)	1,772,064	(775,342)	996,722	(940,324)	56,398
GSI(5)	4,021	(214,051)	(210,030)	135,250	(74,780)
GSI(6)	254,104	(495,817)	(241,713)	—	(241,713)
HSBC(4)	967,114	(11,199,096)	(10,231,982)	10,202,024	(29,958)
HSBC(6)	35,520	(2,066,734)	(2,031,214)	—	(2,031,214)
JPM(4)	1,690,191	(2,126,533)	(436,342)	436,342	—
MSI(4)	2,406,612	(4,181,745)	(1,775,133)	1,392,488	(382,645)
MSI(5)	1,323,561	(686,846)	636,715	—	636,715
MSI(6)	177,357	(2,747,734)	(2,570,377)	—	(2,570,377)
SSB(4)	—	(4,923,756)	(4,923,756)	4,077,088	(846,668)
SSB(6)	1,169	—	1,169	—	1,169
TD(4)	—	(5,213,392)	(5,213,392)	4,907,855	(305,537)
UAG(4)	51,588	(29,326)	22,262	—	22,262
WBC(5)	55,169	(607,528)	(552,359)	—	(552,359)

	$13,779,186	$(40,123,393)	$(26,344,207)	$19,715,750	$(6,628,457)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	PGIM Fixed Income
(5)	Putnam
(6)	J.P. Morgan

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $193,043,203:
Unaffiliated investments (cost $13,242,728,673)	$14,837,236,052
Affiliated investments (cost $8,319,175,998)	8,960,799,780
Foreign currency, at value (cost $17,202,947)	17,291,783
Receivable for investments sold	64,084,965
Dividends and interest receivable	51,659,295
Tax reclaim receivable	20,307,153
Receivable for Portfolio shares sold	11,322,291
Due from broker-variation margin futures	11,062,342
Unrealized appreciation on OTC forward foreign currency exchange contracts	8,528,415
Unrealized appreciation on OTC swap agreements	3,589,683
Deposit with broker for centrally cleared/exchange-traded derivatives	2,425,000
Premiums paid for OTC swap agreements	864,418
Foreign capital gains tax benefit accrued	291,853
Unrealized appreciation on OTC cross currency exchange contracts	218,550
Receivable from affiliate	73,680
Prepaid expenses	12,565

Total Assets	23,989,767,825

LIABILITIES
Payable to broker for collateral for securities on loan	196,881,970
Payable for investments purchased	187,799,707
Unrealized depreciation on OTC forward foreign currency exchange contracts	35,103,786
Payable to affiliate	6,636,087
Management fee payable	5,045,079
Accrued expenses and other liabilities	3,790,194
Options written outstanding, at value (premiums received $2,173,648)	2,680,018
Unrealized depreciation on OTC swap agreements	1,284,291
Due to broker-variation margin swaps	1,019,574
Distribution fee payable	851,041
Premiums received for OTC swap agreements	845,451
Unrealized depreciation on OTC cross currency exchange contracts	331,897
Payable to custodian	114,793
Payable for Portfolio shares purchased	5,523
Affiliated transfer agent fee payable	956

Total Liabilities	442,390,367

NET ASSETS	$23,547,377,458

Net assets were comprised of:
Partners’ Equity	$23,547,377,458

Net asset value and redemption price per share, $23,547,377,458 / 789,632,030 outstanding shares of beneficial interest	$29.82

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$102,995,350
Unaffiliated dividend income (net of $4,314,656 foreign withholding tax, of which $461,574 is reimbursable by an affiliate)	100,737,777
Affiliated dividend income	51,351,637
Income from securities lending, net (including affiliated income of $193,294)	228,564

Total income	255,313,328

EXPENSES
Management fee	67,659,228
Distribution fee	28,943,156
Custodian and accounting fees	849,510
Trustees’ fees	99,285
Professional fees	78,748
Audit fee	63,007
Shareholders’ reports	9,856
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,520
Miscellaneous	134,655

Total expenses	97,841,965
Less: Fee waiver and/or expense reimbursement	(7,424,485)
Distribution fee waiver	(2,907,424)

Net expenses	87,510,056

NET INVESTMENT INCOME (LOSS)	167,803,272

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $204,001,435) (net of foreign capital gains taxes $5,551)	564,276,661
Futures transactions	(40,410,017)
Forward and cross currency contract transactions	(39,610,664)
Options written transactions	3,983,721
Swap agreements transactions	(5,567,133)
Foreign currency transactions	(674,889)

481,997,679

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $47,047,620) (net of change in foreign capital gains taxes $328,835)	634,292,353
Futures	134,705,462
Forward and cross currency contracts	(39,075,085)
Options written	(475,289)
Swap agreements	62,539
Foreign currencies	2,635,597

732,145,577

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,214,143,256

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,381,946,528

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$167,803,272	$190,589,245
Net realized gain (loss) on investment and foreign currency transactions	481,997,679	2,116,140,773
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	732,145,577	(1,428,605,767)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,381,946,528	878,124,251

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [12,434,496 and 7,023,556 shares, respectively]	347,264,780	189,730,642
Portfolio shares issued in merger [0 and 479,609,664 shares, respectively]	—	13,889,495,857
Portfolio shares purchased [96,140,451 and 81,571,823 shares, respectively]	(2,655,850,548)	(2,207,710,530)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(2,308,585,768)	11,871,515,969

TOTAL INCREASE (DECREASE)	(926,639,240)	12,749,640,220
NET ASSETS:
Beginning of period	24,474,016,698	11,724,376,478

End of period	$23,547,377,458	$24,474,016,698

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$28.02		$25.04	$21.63	$25.83	$22.89	$20.48

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.41	0.40	0.24	0.02	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.60		2.57	3.01	(4.44)	2.92	2.42

Total from investment operations	1.80		2.98	3.41	(4.20)	2.94	2.41

Net Asset Value, end of period	$29.82		$28.02	$25.04	$21.63	$25.83	$22.89

Total Return(b)	6.42%		11.90%	15.77%	(16.26)%	12.84%	11.77%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$23,547		$24,474	$11,724	$10,950	$11,348	$11,217
Average net assets (in millions)	$23,346		$12,682	$11,270	$9,397	$11,379	$10,268
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.76	%(d)	0.77%	0.79%	0.78%	0.46%	0.16%
Expenses before waivers and/or expense reimbursement	0.85	%(d)	0.89%	0.89%	0.89%	0.57%	0.16%
Net investment income (loss)	1.45	%(d)	1.50%	1.72%	1.06%	0.09%	(0.06)%
Portfolio turnover rate(e)	33%		138%	76%	76%	83%	45%

(a)	Calculated based on average shares outstanding during the period
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized

(c)	Does not include expenses of the underlying funds in which the Portfolio invests
(d)	Annualized
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 87.6%
AFFILIATED MUTUAL FUNDS — 17.3%
Domestic Equity — 7.3%
AST Large-Cap Growth Portfolio*	1,735,705	$174,941,745
AST Large-Cap Value Portfolio*	2,722,337	149,891,880
AST Small-Cap Equity Portfolio*	889,746	69,684,880

		394,518,505

Fixed Income — 10.0%
AST PGIM Fixed Income Central Portfolio*	45,537,160	524,132,708
PSF PGIM High Yield Bond Portfolio*	2,101,356	15,823,210

		539,955,918

TOTAL AFFILIATED MUTUAL FUNDS (cost $809,106,532)(wa)		934,474,423

COMMON STOCKS — 41.7%
Aerospace & Defense — 1.2%
Airbus SE (France)	26,564	5,557,209
ATI, Inc.*	3,400	293,556
BAE Systems PLC (United Kingdom)	66,924	1,736,871
Boeing Co. (The)*	28,329	5,935,775
Curtiss-Wright Corp.	1,000	488,550
Dassault Aviation SA (France)	645	228,054
Elbit Systems Ltd. (Israel)	1,247	555,456
Embraer SA (Brazil), ADR	39,905	2,270,994
General Dynamics Corp.	8,100	2,362,446
General Electric Co.	23,085	5,941,848
HEICO Corp.	9,400	3,083,200
Howmet Aerospace, Inc.	21,124	3,931,810
Kongsberg Gruppen ASA (Norway)	46,578	1,806,385
Leonardo SpA (Italy)	13,360	753,863
Loar Holdings, Inc.*	7,804	672,471
Lockheed Martin Corp.	8,800	4,075,632
MTU Aero Engines AG (Germany)	278	123,502
Northrop Grumman Corp.	6,712	3,355,866
Rheinmetall AG (Germany)	3,583	7,587,714
Rolls-Royce Holdings PLC (United Kingdom)	341,026	4,519,497
RTX Corp.	5,500	803,110
Saab AB (Sweden) (Class B Stock)	11,424	638,754
Safran SA (France)	20,372	6,643,802
Singapore Technologies Engineering Ltd. (Singapore)	296,400	1,817,432
Thales SA (France)	6,930	2,046,253

		67,230,050

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	46,232	2,141,460
DSV A/S (Denmark)	5,808	1,393,074
FedEx Corp.	14,000	3,182,340
United Parcel Service, Inc. (Class B Stock)	12,000	1,211,280

		7,928,154

Automobile Components — 0.1%
Aisin Corp. (Japan)	37,500	479,715
Aptiv PLC (United Kingdom)*	27,600	1,882,872
Cie Generale des Etablissements Michelin SCA (France)	71,448	2,657,452

	Shares	Value

COMMON STOCKS (continued)
Automobile Components (cont’d.)
Continental AG (Germany)	6,205	$541,559
Lear Corp.	5,600	531,888
Sumitomo Electric Industries Ltd. (Japan)	55,900	1,198,687

		7,292,173

Automobiles — 0.8%
BYD Co. Ltd. (China) (Class H Stock)	171,926	2,676,893
Ferrari NV (Italy)	8,069	3,953,091
Ford Motor Co.	98,200	1,065,470
General Motors Co.	73,200	3,602,172
Honda Motor Co. Ltd. (Japan)	210,800	2,032,714
Isuzu Motors Ltd. (Japan)	36,600	463,647
Mahindra & Mahindra Ltd. (India)	21,673	804,442
Mercedes-Benz Group AG (Germany)	55,180	3,214,796
Stellantis NV	123,661	1,238,605
Suzuki Motor Corp. (Japan)	113,600	1,369,588
Tesla, Inc.*	49,674	15,779,443
Toyota Motor Corp. (Japan)	255,200	4,395,307

		40,596,168

Banks — 3.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	41,215	1,125,415
AIB Group PLC (Ireland)	485,670	4,008,163
ANZ Group Holdings Ltd. (Australia)	143,691	2,755,532
Banco Bilbao Vizcaya Argentaria SA (Spain)	208,712	3,213,803
Banco Santander SA (Spain)	492,160	4,075,517
Bank Hapoalim BM (Israel)	91,180	1,751,392
Bank Leumi Le-Israel BM (Israel)	47,479	883,373
Bank of America Corp.	104,400	4,940,208
Barclays PLC (United Kingdom)	1,350,992	6,242,624
BNP Paribas SA (France)	81,910	7,347,467
BOC Hong Kong Holdings Ltd. (China)	403,000	1,754,357
CaixaBank SA (Spain)	525,521	4,553,540
Citigroup, Inc.	21,600	1,838,592
Columbia Banking System, Inc.	57,300	1,339,674
Commerzbank AG (Germany)	10,069	317,305
Commonwealth Bank of Australia (Australia)	54,563	6,640,769
Credit Agricole SA (France)	45,792	866,306
Danske Bank A/S (Denmark)	38,219	1,561,010
DBS Group Holdings Ltd. (Singapore)	40,910	1,444,208
DNB Bank ASA (Norway)	83,569	2,311,065
East West Bancorp, Inc.	5,662	571,749
Hang Seng Bank Ltd. (Hong Kong)	12,000	180,074
HSBC Holdings PLC (United Kingdom)	940,021	11,370,674
ICICI Bank Ltd. (India), ADR(a)	39,148	1,316,939
ING Groep NV (Netherlands)	313,964	6,881,365
Intesa Sanpaolo SpA (Italy)	675,118	3,888,956
JPMorgan Chase & Co.	48,160	13,962,066
Lloyds Banking Group PLC (United
Kingdom)	2,315,303	2,434,584
M&T Bank Corp.	3,764	730,178
Mitsubishi UFJ Financial Group, Inc. (Japan)	580,600	7,915,664
Mizuho Financial Group, Inc. (Japan)	59,700	1,657,268

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
National Australia Bank Ltd. (Australia)	56,177	$1,455,984
NatWest Group PLC (United Kingdom)	401,887	2,822,434
Nordea Bank Abp (Finland)	168,481	2,499,872
NU Holdings Ltd. (Brazil) (Class A Stock)*	194,659	2,670,721
Oversea-Chinese Banking Corp. Ltd. (Singapore)	56,300	721,953
Pinnacle Financial Partners, Inc.	3,144	347,129
PNC Financial Services Group, Inc. (The)	35,481	6,614,368
Popular, Inc. (Puerto Rico)	3,300	363,693
Resona Holdings, Inc. (Japan)	197,900	1,827,769
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	9,087	158,391
Societe Generale SA (France)	33,721	1,928,983
Standard Chartered PLC (United Kingdom)	90,643	1,500,010
Sumitomo Mitsui Financial Group, Inc. (Japan)	190,600	4,799,491
Sumitomo Mitsui Trust Group, Inc. (Japan)	13,200	351,086
Svenska Handelsbanken AB (Sweden) (Class A Stock)	92,645	1,240,265
Swedbank AB (Sweden) (Class A Stock)	57,224	1,515,654
Truist Financial Corp.	84,200	3,619,758
U.S. Bancorp	102,875	4,655,094
UniCredit SpA (Italy)	56,533	3,792,425
United Overseas Bank Ltd. (Singapore)	18,100	512,297
Wells Fargo & Co.	101,444	8,127,693
Westpac Banking Corp. (Australia)	35,869	799,395
Wintrust Financial Corp.	3,598	446,080
Zions Bancorp NA	13,500	701,190

		163,351,572

Beverages — 0.4%
Anheuser-Busch InBev SA/NV (Belgium)	48,830	3,359,522
Asahi Group Holdings Ltd. (Japan)	110,300	1,474,395
Boston Beer Co., Inc. (The) (Class A Stock)*	2,200	419,782
Carlsberg A/S (Denmark) (Class B Stock)	926	131,199
Coca-Cola Co. (The)	76,400	5,405,300
Coca-Cola Europacific Partners PLC (United Kingdom)	24,530	2,274,422
Coca-Cola HBC AG (Italy)*	27,546	1,439,076
Diageo PLC (United Kingdom)	73,149	1,844,533
Keurig Dr. Pepper, Inc.	30,400	1,005,024
Monster Beverage Corp.*	14,100	883,224
PepsiCo, Inc.	4,900	646,996
Pernod Ricard SA (France)	3,250	324,192

		19,207,665

Biotechnology — 0.6%
AbbVie, Inc.	42,956	7,973,493
Alnylam Pharmaceuticals, Inc.*	900	293,481
Amgen, Inc.	20,978	5,857,267

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Argenx SE (Netherlands)*	3,623	$2,005,631
Argenx SE (Netherlands), ADR*	2,749	1,515,304
Biogen, Inc.*	8,200	1,029,838
BioMarin Pharmaceutical, Inc.*	8,700	478,239
CSL Ltd.	13,457	2,125,676
Exelixis, Inc.*	62,000	2,732,650
Genmab A/S (Denmark)*	6,755	1,402,800
Gilead Sciences, Inc.	40,600	4,501,322
Regeneron Pharmaceuticals, Inc.	1,537	806,925
Swedish Orphan Biovitrum AB
(Sweden)*	19,426	591,233
Vertex Pharmaceuticals, Inc.*	4,284	1,907,237

		33,221,096

Broadline Retail — 1.1%
Alibaba Group Holding Ltd. (China), ADR(a)	17,270	1,958,591
Amazon.com, Inc.*	201,154	44,131,176
Coupang, Inc. (South Korea)*	52,800	1,581,888
eBay, Inc.	6,400	476,544
MercadoLibre, Inc. (Brazil)*	1,843	4,816,920
Next PLC (United Kingdom)	14,466	2,470,706
Pan Pacific International Holdings Corp. (Japan)	25,500	877,075
Prosus NV (China)*	68,430	3,839,368
Wesfarmers Ltd. (Australia)	3,756	209,612

		60,361,880

Building Products — 0.4%
AGC, Inc. (Japan)	20,300	595,515
Assa Abloy AB (Sweden) (Class B Stock)	3,774	117,989
Carrier Global Corp.	71,853	5,258,921
Cie de Saint-Gobain SA (France)	39,587	4,650,493
Daikin Industries Ltd. (Japan)	1,700	199,552
Geberit AG (Switzerland)	2,073	1,632,580
Hayward Holdings, Inc.*	46,800	645,840
Johnson Controls International PLC	25,375	2,680,108
Owens Corning	11,700	1,608,984
ROCKWOOL A/S (Denmark) (Class B Stock)	23,554	1,104,030
Trane Technologies PLC	7,223	3,159,412

		21,653,424

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	48,507	2,745,118
Ameriprise Financial, Inc.	4,264	2,275,825
Amundi SA (France), 144A	19,921	1,614,713
ASX Ltd. (Australia)	6,500	298,451
Bank of New York Mellon Corp. (The)	49,900	4,546,389
Blackstone, Inc.	3,894	582,464
Charles Schwab Corp. (The)	10,200	930,648
Daiwa Securities Group, Inc. (Japan)	78,000	553,958
Deutsche Bank AG (Germany)	83,451	2,473,941
Deutsche Boerse AG (Germany)	1,791	585,101
Euronext NV (Netherlands), 144A	14,625	2,505,877
Futu Holdings Ltd. (Hong Kong), ADR	11,886	1,468,991
Goldman Sachs Group, Inc. (The)	6,073	4,298,166

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	70,808	$3,808,519
Houlihan Lokey, Inc.	3,324	598,154
Intercontinental Exchange, Inc.	20,100	3,687,747
Invesco Ltd.	137,900	2,174,683
Janus Henderson Group PLC	70,200	2,726,568
Julius Baer Group Ltd. (Switzerland)	6,324	428,988
MarketAxess Holdings, Inc.	3,300	737,022
Morgan Stanley	13,776	1,940,487
MSCI, Inc.	1,100	634,414
Nasdaq, Inc.	36,000	3,219,120
Nomura Holdings, Inc. (Japan)	329,500	2,171,307
Partners Group Holding AG (Switzerland)	176	230,265
Raymond James Financial, Inc.	19,900	3,052,063
Robinhood Markets, Inc. (Class A Stock)*	39,500	3,698,385
S&P Global, Inc.	10,300	5,431,087
SBI Holdings, Inc. (Japan)	38,700	1,348,507
Singapore Exchange Ltd. (Singapore)	106,400	1,245,862
TMX Group Ltd. (Canada)	23,641	1,002,062
UBS Group AG (Switzerland)	123,614	4,196,914
Virtu Financial, Inc. (Class A Stock)	11,200	501,648
XP, Inc. (Brazil) (Class A Stock)	49,473	999,355

		68,712,799

Chemicals — 0.4%
Air Liquide SA (France)	15,246	3,143,742
Asahi Kasei Corp. (Japan)	289,800	2,063,019
BASF SE (Germany)	3,413	168,805
Celanese Corp.	12,000	663,960
DSM-Firmenich AG (Switzerland)	1,870	198,940
DuPont de Nemours, Inc.	42,600	2,921,934
Ecolab, Inc.	11,700	3,152,448
Evonik Industries AG (Germany)	5,985	123,642
Givaudan SA (Switzerland)	83	402,511
LANXESS AG (Germany)	34,253	1,021,265
Linde PLC	6,500	3,049,670
Mitsubishi Chemical Group Corp. (Japan)	110,900	582,893
Nitto Denko Corp. (Japan)	24,500	473,131
Novonesis Novozymes B (Denmark)	9,590	688,532
Olin Corp.	15,300	307,377
Orica Ltd. (Australia)	73,763	947,151
Shin-Etsu Chemical Co. Ltd. (Japan)	39,700	1,310,973
Solvay SA (Belgium)	8,672	300,371
TPC Group, Inc.*	12,402	295,323
Yara International ASA (Brazil)	22,541	831,823

		22,647,510

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	92,617	1,430,358
Cintas Corp.	6,700	1,493,229
Dai Nippon Printing Co. Ltd. (Japan)	35,700	541,920
Securitas AB (Sweden) (Class B Stock)	32,956	493,428
TOPPAN Holdings, Inc. (Japan)	16,400	445,540
Veralto Corp.	28,000	2,826,600

		7,231,075

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment — 0.3%
Arista Networks, Inc.*	33,200	$3,396,692
Cisco Systems, Inc.	133,961	9,294,214
Nokia OYJ (Finland)	344,997	1,790,061
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	185,722	1,587,055

		16,068,022

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)(a)	10,957	761,595
Bouygues SA (France)	20,486	926,474
Eiffage SA (France)	11,136	1,564,756
Ferrovial SE	19,812	1,056,826
Kajima Corp. (Japan)	10,500	273,858
MasTec, Inc.*	3,600	613,548
Skanska AB (Sweden) (Class B Stock)	33,500	780,369
Vinci SA (France)	30,712	4,529,110

		10,506,536

Construction Materials — 0.2%
Amrize Ltd.*	19,971	996,222
CRH PLC (XLON)	28,830	2,661,289
CRH PLC (NYSE)	30,000	2,754,000
Heidelberg Materials AG (Germany)	7,212	1,698,403
Holcim AG*	24,071	1,787,492
Vulcan Materials Co.	9,104	2,374,505

		12,271,911

Consumer Finance — 0.2%
American Express Co.	11,775	3,755,989
Capital One Financial Corp.	23,200	4,936,032
Synchrony Financial	44,500	2,969,930

		11,661,951

Consumer Staples Distribution & Retail — 0.7%
Carrefour SA (France)	27,975	394,622
Coles Group Ltd. (Australia)	124,930	1,713,055
Costco Wholesale Corp.	6,928	6,858,304
Dollar Tree, Inc.*	20,100	1,990,704
Endeavour Group Ltd. (Australia)	116,839	308,412
Kesko OYJ (Finland) (Class B Stock)	34,367	847,634
Koninklijke Ahold Delhaize NV (Netherlands)	41,692	1,741,327
Kroger Co. (The)	10,000	717,300
Marks & Spencer Group PLC (United Kingdom)	35,995	175,189
MatsukiyoCocokara & Co. (Japan)	77,100	1,585,988
Seven & i Holdings Co. Ltd. (Japan)	34,400	553,679
Target Corp.	28,600	2,821,390
Tesco PLC (United Kingdom)	730,613	4,028,252
US Foods Holding Corp.*	33,400	2,572,134
Walmart, Inc.	104,276	10,196,107
Woolworths Group Ltd. (Australia)	20,120	412,134

		36,916,231

Containers & Packaging — 0.0%
Crown Holdings, Inc.	24,627	2,536,088

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Distributors — 0.0%
D’ieteren Group (Belgium)	2,335	$502,840

Diversified Consumer Services — 0.0%
ADT, Inc.	39,200	332,024
Duolingo, Inc.*	1,300	533,026
Grand Canyon Education, Inc.*	2,900	548,100

		1,413,150

Diversified REITs — 0.1%
Covivio SA (France)	9,052	573,934
Essential Properties Realty Trust, Inc.(a)	115,416	3,682,925
GPT Group (The) (Australia)	161,166	514,534
Mirvac Group (Australia)	697,264	1,011,701
Stockland (Australia)	227,303	803,316

		6,586,410

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	256,100	7,411,534
Deutsche Telekom AG (Germany)	195,263	7,147,329
Elisa OYJ (Finland)	5,800	322,373
Koninklijke KPN NV (Netherlands)	394,290	1,923,422
Orange SA (France)	165,972	2,527,453
Telenor ASA (Norway)	37,136	578,289
Telia Co. AB (Sweden)	285,672	1,027,512
Telstra Group Ltd. (Australia)	940,613	2,999,259
Verizon Communications, Inc.	30,600	1,324,062

		25,261,233

Electric Utilities — 0.6%
American Electric Power Co., Inc.	20,100	2,085,576
Chubu Electric Power Co., Inc. (Japan)	53,100	657,082
Enel SpA (Italy)	410,022	3,891,398
Entergy Corp.	8,326	692,057
FirstEnergy Corp.	12,000	483,120
Iberdrola SA (Spain)	243,074	4,676,265
Kansai Electric Power Co., Inc. (The) (Japan)	95,100	1,127,869
NextEra Energy, Inc.	40,501	2,811,580
NRG Energy, Inc.	24,800	3,982,384
OGE Energy Corp.	38,100	1,690,878
PG&E Corp.	42,835	597,120
Southern Co. (The)	59,896	5,500,250
SSE PLC (United Kingdom)	41,173	1,036,742
Terna - Rete Elettrica Nazionale (Italy)	102,486	1,053,655

		30,285,976

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	85,882	5,146,809
AMETEK, Inc.	1,797	325,185
Eaton Corp. PLC	12,576	4,489,506
Emerson Electric Co.	5,200	693,316
Fuji Electric Co. Ltd. (Japan)	20,823	958,939
Fujikura Ltd. (Japan)	19,500	1,025,806
GE Vernova, Inc.	10,488	5,549,725
Generac Holdings, Inc.*	2,628	376,356
Legrand SA (France)	7,666	1,027,463
Mitsubishi Electric Corp. (Japan)	64,600	1,389,480
Nidec Corp. (Japan)	26,100	507,204

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
nVent Electric PLC	27,000	$1,977,750
Rockwell Automation, Inc.	8,900	2,956,313
Schneider Electric SE	18,653	5,008,049
Siemens Energy AG (Germany)*	45,336	5,298,913

		36,730,814

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	18,000	1,777,500
Corning, Inc.	34,529	1,815,880
Halma PLC (United Kingdom)	54,670	2,402,972
Keyence Corp. (Japan)	7,891	3,155,045
Kyocera Corp. (Japan)	41,000	492,425
TDK Corp. (Japan)	48,500	566,119
Vontier Corp.	29,000	1,070,100
Yokogawa Electric Corp. (Japan)	8,900	237,753
Zebra Technologies Corp. (Class A Stock)*	8,500	2,621,060

		14,138,854

Energy Equipment & Services — 0.1%
Baker Hughes Co.	83,749	3,210,937
Schlumberger NV	77,600	2,622,880
TechnipFMC PLC (United Kingdom)	11,426	393,511

		6,227,328

Entertainment — 0.8%
Capcom Co. Ltd. (Japan)	8,000	273,212
CTS Eventim AG & Co. KGaA (Germany)	7,222	898,061
Konami Group Corp. (Japan)	13,100	2,071,133
Netflix, Inc.*	9,308	12,464,622
Nintendo Co. Ltd. (Japan)	36,151	3,471,575
ROBLOX Corp. (Class A Stock)*	20,341	2,139,873
Sea Ltd. (Singapore), ADR*	32,461	5,191,812
Spotify Technology SA*	10,424	7,998,752
Universal Music Group NV (Netherlands)	14,420	467,793
Walt Disney Co. (The)	77,739	9,640,413

		44,617,246

Financial Services — 1.0%
Adyen NV (Netherlands), 144A*	1,522	2,795,210
Apollo Global Management, Inc.	3,503	496,971
Banca Mediolanum SpA (Italy)	17,925	308,905
Berkshire Hathaway, Inc. (Class B Stock)*	27,800	13,504,406
Edenred SE (France)	17,909	556,263
Euronet Worldwide, Inc.*	4,900	496,762
Global Payments, Inc.	18,000	1,440,720
Industrivarden AB (Sweden) (Class A Stock)	5,270	191,582
Investor AB (Sweden) (Class B Stock)	46,779	1,386,220
M&G PLC (United Kingdom)	307,271	1,086,117
Mastercard, Inc. (Class A Stock)	25,605	14,388,474
ORIX Corp. (Japan)	68,000	1,534,534
PayPal Holdings, Inc.*	50,000	3,716,000
Sofina SA (Belgium)	840	277,829
Toast, Inc. (Class A Stock)*	29,912	1,324,802

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Financial Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	32,742	$11,625,047
Washington H Soul Pattinson & Co. Ltd. (Australia)	23,526	650,389
Wise PLC (United Kingdom) (Class A Stock)*	41,475	592,487

		56,372,718

Food Products — 0.5%
Ajinomoto Co., Inc. (Japan)	52,800	1,432,103
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	9	151,683
Conagra Brands, Inc.	126,100	2,581,267
Danone SA (France)	10,917	893,265
General Mills, Inc.	23,700	1,227,897
Hormel Foods Corp.	26,400	798,600
Ingredion, Inc.	19,200	2,603,904
JDE Peet’s NV (Netherlands)	41,776	1,193,314
Kraft Heinz Co. (The)	17,500	451,850
Mondelez International, Inc. (Class A Stock)(a)	19,960	1,346,103
Nestle SA	88,559	8,805,100
WH Group Ltd. (Hong Kong), 144A	1,726,000	1,663,505
Wilmar International Ltd. (China)	353,600	798,174
Yamazaki Baking Co. Ltd. (Japan)	65,500	1,466,221

		25,412,986

Gas Utilities — 0.1%
National Fuel Gas Co.	19,600	1,660,316
Osaka Gas Co. Ltd. (Japan)	29,900	766,933
Snam SpA (Italy)	130,156	787,924
Tokyo Gas Co. Ltd. (Japan)	33,600	1,117,607

		4,332,780

Ground Transportation — 0.3%
Central Japan Railway Co. (Japan)	53,000	1,184,793
CSX Corp.	40,899	1,334,534
Ryder System, Inc.	3,300	524,700
Tokyo Metro Co. Ltd. (Japan)	74,185	863,267
Uber Technologies, Inc.*	77,039	7,187,739
Union Pacific Corp.	21,200	4,877,696
West Japan Railway Co. (Japan)	43,278	989,382

		16,962,111

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	54,014	7,346,444
Alcon AG	4,912	435,611
Baxter International, Inc.	13,900	420,892
Boston Scientific Corp.*	16,500	1,772,265
DENTSPLY SIRONA, Inc.	18,200	289,016
Dexcom, Inc.*	24,000	2,094,960
Edwards Lifesciences Corp.*	16,607	1,298,834
EssilorLuxottica SA (France)	8,850	2,430,144
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	58,183	1,277,974
Getinge AB (Sweden) (Class B Stock)	12,180	244,705
Hoya Corp. (Japan)	27,500	3,265,958
IDEXX Laboratories, Inc.*	1,600	858,144
Insulet Corp.*	9,200	2,890,456

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Intuitive Surgical, Inc.*	5,000	$2,717,050
Medtronic PLC	26,306	2,293,094
Olympus Corp. (Japan)	31,500	374,167
Siemens Healthineers AG (Germany), 144A	7,307	405,643
Smith & Nephew PLC (United Kingdom)	58,642	898,058
STERIS PLC	7,600	1,825,672
Stryker Corp.	5,809	2,298,215
Terumo Corp. (Japan)	24,500	449,621

		35,886,923

Health Care Providers & Services — 0.5%
Cardinal Health, Inc.	19,900	3,343,200
Centene Corp.*	38,800	2,106,064
Cigna Group (The)	12,400	4,099,192
CVS Health Corp.	39,604	2,731,884
Encompass Health Corp.	16,556	2,030,262
Fresenius Medical Care AG (Germany)	27,711	1,592,140
Fresenius SE & Co. KGaA (Germany)	9,756	490,949
Humana, Inc.	4,700	1,149,056
McKesson Corp.	2,800	2,051,784
Sonic Healthcare Ltd. (Australia)	69,236	1,222,098
Tenet Healthcare Corp.*	11,600	2,041,600
UnitedHealth Group, Inc.	10,118	3,156,513

		26,014,742

Health Care REITs — 0.5%
American Healthcare REIT, Inc.(a)	135,788	4,988,851
Global Medical REIT, Inc.(a)	192,664	1,335,162
Healthcare Realty Trust, Inc.(a)	134,517	2,133,440
Healthpeak Properties, Inc.(a)	106,000	1,856,060
National Health Investors, Inc.	29,552	2,072,186
Welltower, Inc.	103,413	15,897,680

		28,283,379

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	4,770	892,632
Veeva Systems, Inc. (Class A Stock)*	2,800	806,344

		1,698,976

Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.(a)	15,203	1,500,080
Sunstone Hotel Investors, Inc.	191,130	1,659,008

		3,159,088

Hotels, Restaurants & Leisure — 0.7%
Accor SA (France)	2,519	132,017
Amadeus IT Group SA (Spain)	14,340	1,211,487
Aristocrat Leisure Ltd. (Australia)	18,019	772,020
Booking Holdings, Inc.	1,180	6,831,303
Chipotle Mexican Grill, Inc.*	24,806	1,392,857
Compass Group PLC (United Kingdom)	163,064	5,523,305
Darden Restaurants, Inc.	16,800	3,661,896
Delivery Hero SE (South Korea), 144A*	10,025	272,101
DoorDash, Inc. (Class A Stock)*	1,900	468,369
Dutch Bros, Inc. (Class A Stock)*	4,735	323,732

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Entain PLC (United Kingdom)	22,185	$274,775
Eternal Ltd. (India)*	292,212	899,954
Evolution AB (Sweden), 144A	7,090	563,110
Expedia Group, Inc.	10,800	1,821,744
Galaxy Entertainment Group Ltd. (Macau)	183,000	815,741
InterContinental Hotels Group PLC (United Kingdom)	8,822	1,008,665
MakeMyTrip Ltd. (India)*	12,352	1,210,743
Marriott International, Inc. (Class A Stock)	5,770	1,576,421
Marriott Vacations Worldwide Corp.(a)	10,200	737,562
McDonald’s Corp.	12,905	3,770,454
Oriental Land Co. Ltd. (Japan)	52,000	1,197,652
Royal Caribbean Cruises Ltd.(a)	4,400	1,377,816
Sodexo SA (France)	7,810	480,678
Yum! Brands, Inc.	21,900	3,245,142
Zensho Holdings Co. Ltd. (Japan)	5,000	302,632

		39,872,176

Household Durables — 0.2%
Barratt Redrow PLC (United Kingdom)	58,967	369,251
Cairn Homes PLC (Ireland)	523,045	1,322,925
Lennar Corp. (Class A Stock)	4,200	464,562
Panasonic Holdings Corp. (Japan)	128,900	1,379,143
PulteGroup, Inc.	8,100	854,226
Sekisui House Ltd. (Japan)	37,000	814,345
Sony Group Corp. (Japan)	257,100	6,684,684

		11,889,136

Household Products — 0.3%
Colgate-Palmolive Co.	32,600	2,963,340
Essity AB (Sweden) (Class B Stock)	57,098	1,580,979
Henkel AG & Co. KGaA (Germany)	4,310	312,584
Kimberly-Clark Corp.	12,300	1,585,716
Procter & Gamble Co. (The)	30,364	4,837,592
Reckitt Benckiser Group PLC (United Kingdom)	34,815	2,371,842

		13,652,053

Independent Power & Renewable Electricity Producers — 0.1%
Clearway Energy, Inc. (Class C Stock)	20,000	640,000
RWE AG (Germany)	28,444	1,188,624
Vistra Corp.	13,420	2,600,930

		4,429,554

Industrial Conglomerates — 0.4%
3M Co.	28,202	4,293,473
CK Hutchison Holdings Ltd. (United Kingdom)	85,500	526,482
Hitachi Ltd. (Japan)	123,500	3,589,448
Keppel Ltd. (Singapore)	30,000	175,187
Lifco AB (Sweden) (Class B Stock)	4,381	177,548
Sekisui Chemical Co. Ltd. (Japan)	56,700	1,026,876
Siemens AG (Germany)	36,950	9,490,910
Smiths Group PLC (United Kingdom)	45,170	1,393,239

	Shares	Value

COMMON STOCKS (continued)
Industrial Conglomerates (cont’d.)
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	30,000	$257,163

		20,930,326

Industrial REITs — 0.4%
Americold Realty Trust, Inc.	17,700	294,351
First Industrial Realty Trust, Inc.(a)	75,518	3,634,681
Goodman Group (Australia)	23,130	521,457
Prologis, Inc.	137,628	14,467,455
Segro PLC (United Kingdom)	140,310	1,313,463
STAG Industrial, Inc.	79,390	2,880,269

		23,111,676

Insurance — 1.7%
Admiral Group PLC (United Kingdom)	31,973	1,435,798
AIA Group Ltd. (Hong Kong)	411,800	3,730,267
Allianz SE (Germany)	12,220	4,959,286
Allstate Corp. (The)	16,100	3,241,091
American International Group, Inc.	39,800	3,406,482
Arthur J. Gallagher & Co.	8,103	2,593,932
ASR Nederland NV (Netherlands)	38,161	2,535,630
Aviva PLC (United Kingdom)	39,507	335,878
AXA SA (France)	168,935	8,295,560
Axis Capital Holdings Ltd.	5,277	547,858
Brown & Brown, Inc.	2,700	299,349
Chubb Ltd.	22,689	6,573,457
Dai-ichi Life Holdings, Inc. (Japan)	122,300	929,799
Fairfax Financial Holdings Ltd.
(Canada)	602	1,086,628
First American Financial Corp.	6,900	423,591
Hannover Rueck SE (Germany)	1,811	570,670
Insurance Australia Group Ltd. (Australia)	100,816	599,353
Japan Post Holdings Co. Ltd. (Japan)	121,500	1,125,359
Kemper Corp.	6,300	406,602
Markel Group, Inc.*	475	948,746
Marsh & McLennan Cos., Inc.	25,233	5,516,943
Medibank Private Ltd. (Australia)	147,555	490,015
MetLife, Inc.	66,495	5,347,528
MS&AD Insurance Group Holdings, Inc. (Japan)	21,500	480,646
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	8,684	5,638,821
NN Group NV (Netherlands)	20,825	1,385,677
Phoenix Group Holdings PLC (United Kingdom)	131,331	1,188,169
Poste Italiane SpA (Italy), 144A	38,833	834,361
Progressive Corp. (The)	13,110	3,498,535
Prudential PLC (Hong Kong)	199,478	2,496,717
QBE Insurance Group Ltd. (Australia)	310,864	4,787,034
RenaissanceRe Holdings Ltd.
(Bermuda)	1,437	349,047
Sampo OYJ (Finland) (Class A Stock)	53,525	576,063
Sompo Holdings, Inc. (Japan)	32,100	967,327
Suncorp Group Ltd. (Australia)	8,216	117,092
Swiss Life Holding AG (Switzerland)	114	115,410
Swiss Re AG	8,989	1,554,981

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Talanx AG (Germany)	16,273	$2,109,660
Tokio Marine Holdings, Inc. (Japan)	32,800	1,390,099
Travelers Cos., Inc. (The)	5,061	1,354,020
Unipol Assicurazioni SpA (Italy)	65,176	1,290,796
Unum Group	6,800	549,168
Zurich Insurance Group AG (Switzerland)	5,273	3,689,640

		89,773,085

Interactive Media & Services — 1.6%
Alphabet, Inc. (Class A Stock)	154,264	27,185,945
Alphabet, Inc. (Class C Stock)	85,200	15,113,628
Diamond Sports Group LLC*	13,139	180,661
LY Corp. (Japan)	33,700	124,104
Meta Platforms, Inc. (Class A Stock)	55,254	40,782,425
REA Group Ltd. (Australia)	5,601	886,968
Scout24 SE (Germany), 144A	11,195	1,545,456
Tencent Holdings Ltd. (China)	11,985	772,261

		86,591,448

IT Services — 0.5%
Accenture PLC (Ireland) (Class A Stock)	6,600	1,972,674
Capgemini SE (France)	3,483	596,416
Cognizant Technology Solutions Corp. (Class A Stock)	47,100	3,675,213
Fujitsu Ltd. (Japan)	44,200	1,072,265
Gartner, Inc.*	4,000	1,616,880
International Business Machines Corp.	8,360	2,464,361
Kyndryl Holdings, Inc.*	32,000	1,342,720
NEC Corp. (Japan)	102,000	2,975,855
Nomura Research Institute Ltd. (Japan)	5,700	227,985
Obic Co. Ltd. (Japan)	23,400	909,911
SCSK Corp. (Japan)	66,100	1,991,440
Shopify, Inc. (Canada) (Class A Stock)*(a)	18,665	2,153,008
Snowflake, Inc. (Class A Stock)*	21,100	4,721,547
TIS, Inc. (Japan)	21,600	723,809
Twilio, Inc. (Class A Stock)*	4,800	596,928
Wix.com Ltd. (Israel)*	2,000	316,920

		27,357,932

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	10,200	365,560
Hasbro, Inc.	12,159	897,577

		1,263,137

Life Sciences Tools & Services — 0.2%
Danaher Corp.	23,200	4,582,928
Eurofins Scientific SE (Luxembourg)	4,925	350,981
Lonza Group AG (Switzerland)	3,139	2,244,898
QIAGEN NV	24,572	1,183,870
Sartorius Stedim Biotech (France)	2,369	566,813
Thermo Fisher Scientific, Inc.	2,100	851,466
West Pharmaceutical Services, Inc.	5,500	1,203,400

		10,984,356

	Shares	Value

COMMON STOCKS (continued)
Machinery — 0.7%
Alfa Laval AB (Sweden)	11,329	$477,162
Allison Transmission Holdings, Inc.	29,195	2,773,233
Alstom SA (France)*	101,107	2,359,932
Atlas Copco AB (Sweden) (Class B Stock)	51,387	731,370
Caterpillar, Inc.	3,746	1,454,235
Crane Co.	13,900	2,639,471
Cummins, Inc.	3,600	1,179,000
Deere & Co.	10,017	5,093,544
Dover Corp.	9,000	1,649,070
Epiroc AB (Sweden) (Class B Stock)	15,306	293,455
FANUC Corp. (Japan)	26,600	722,118
Flowserve Corp.	14,900	780,015
Gates Industrial Corp. PLC*	18,847	434,046
GEA Group AG (Germany)	8,743	612,885
Komatsu Ltd. (Japan)	62,600	2,065,396
Kone OYJ (Finland) (Class B Stock)	8,483	558,866
Makita Corp. (Japan)	22,200	683,715
MINEBEA MITSUMI, Inc. (Japan)	64,900	949,081
Mitsubishi Heavy Industries Ltd. (Japan)	91,100	2,279,722
Otis Worldwide Corp.	7,400	732,748
Parker-Hannifin Corp.(a)	4,856	3,391,770
Pentair PLC	9,100	934,206
Sandvik AB (Sweden)	27,382	628,755
Schindler Holding AG (Switzerland)	920	334,224
Schindler Holding AG (Switzerland) (Part. Cert.)	2,586	962,949
SMC Corp. (Japan)	1,700	609,216
Volvo AB (Sweden) (Class B Stock)	30,787	866,273
Wartsila OYJ Abp (Finland)	70,792	1,673,124
Yangzijiang Shipbuilding Holdings Ltd. (China)	357,300	623,524

		38,493,105

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	126	232,465
AP Moller - Maersk A/S (Denmark) (Class B Stock)	396	736,440
Kawasaki Kisen Kaisha Ltd. (Japan)	24,800	351,219
Kirby Corp.*	4,300	487,663
Mitsui OSK Lines Ltd. (Japan)	20,100	671,335
Nippon Yusen KK (Japan)	20,100	723,097
SITC International Holdings Co. Ltd. (China)	270,000	865,618

		4,067,837

Media — 0.1%
Charter Communications, Inc. (Class A Stock)*	2,300	940,263
Comcast Corp. (Class A Stock)	111,900	3,993,711
Publicis Groupe SA (France)	10,961	1,237,988
WPP PLC (United Kingdom)	158,431	1,115,511

		7,287,473

Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)(a)	9,806	1,166,227

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Anglo American PLC (South Africa)	18,857	$555,865
ArcelorMittal SA (Luxembourg)	29,974	951,804
BHP Group Ltd. (Australia)	198,475	4,774,832
BlueScope Steel Ltd. (Australia)	75,450	1,149,747
Boliden AB (Sweden)*	23,517	734,893
Evolution Mining Ltd. (Australia)	64,139	333,927
Fortescue Ltd. (Australia)	136,673	1,373,869
Freeport-McMoRan, Inc.	72,900	3,160,215
Glencore PLC (Australia)*	540,853	2,107,511
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	127,881	960,692
JFE Holdings, Inc. (Japan)	40,000	465,306
Newmont Corp.	19,800	1,153,548
Nippon Steel Corp. (Japan)	62,300	1,178,214
Northern Star Resources Ltd. (Australia)	60,162	743,129
Nucor Corp.	4,300	557,022
Rio Tinto Ltd. (Australia)	13,207	934,927
Rio Tinto PLC (Australia)	47,873	2,786,406
South32 Ltd. (Australia)	129,850	248,130
Valterra Platinum Ltd. (South Africa)*	2,279	100,105

		25,436,369

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Rithm Capital Corp.	30,400	343,216

Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	16,663	612,199
Consolidated Edison, Inc.	4,700	471,645
DTE Energy Co.	12,200	1,616,012
E.ON SE (Germany)	238,883	4,401,572
Engie SA (France)	139,285	3,273,588
National Grid PLC (United Kingdom)	233,096	3,421,538
NiSource, Inc.	57,832	2,332,943
Sembcorp Industries Ltd. (Singapore)	139,700	752,576
Sempra	12,800	969,856
Veolia Environnement SA (France)	64,814	2,313,981

		20,165,910

Office REITs — 0.1%
BXP, Inc.(a)	7,814	527,211
Cousins Properties, Inc.	13,677	410,720
Dexus (Australia)	27,420	120,345
Hudson Pacific Properties, Inc.*	324,090	888,007
Piedmont Realty Trust, Inc. (Class A Stock)	167,679	1,222,380
SL Green Realty Corp.(a)	67,529	4,180,045
Vornado Realty Trust	10,400	397,696

		7,746,404

Oil, Gas & Consumable Fuels — 1.3%
ARC Resources Ltd. (Canada)	45,013	949,017
BP PLC	303,161	1,510,438
Cenovus Energy, Inc. (Canada)	145,722	1,982,911
Cheniere Energy, Inc.	8,570	2,086,966
Chevron Corp.(a)	36,758	5,263,378
ConocoPhillips	19,600	1,758,904
Devon Energy Corp.	45,500	1,447,355
Enbridge, Inc. (Canada)	29,353	1,331,043

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
ENEOS Holdings, Inc. (Japan)	218,200	$1,081,581
Eni SpA (Italy)	43,418	701,380
EOG Resources, Inc.	30,900	3,695,949
EQT Corp.	10,200	594,864
Equinor ASA (Norway)	62,948	1,589,692
Expand Energy Corp.	7,084	828,403
Exxon Mobil Corp.	127,734	13,769,725
Inpex Corp. (Japan)(a)	42,100	590,965
Marathon Petroleum Corp.	5,200	863,772
Phillips 66	16,300	1,944,590
Repsol SA (Spain)	15,672	229,225
Shell PLC	396,021	13,816,996
Shell PLC, ADR	37,390	2,632,630
TotalEnergies SE (France)	97,035	5,931,037
Valero Energy Corp.	9,400	1,263,548
Williams Cos., Inc. (The)	64,241	4,034,977
Woodside Energy Group Ltd. (Australia)	22,128	341,809

		70,241,155

Passenger Airlines — 0.1%
International Consolidated Airlines Group SA (United Kingdom)	409,296	1,928,285
Qantas Airways Ltd. (Australia)	497,406	3,513,961
Ryanair Holdings PLC (Italy)	10,800	306,349
Singapore Airlines Ltd. (Singapore)	122,300	670,786

		6,419,381

Personal Care Products — 0.3%
L’Oreal SA (France)	9,721	4,164,024
Unilever PLC (United Kingdom) (XLON)	83,442	5,092,153
Unilever PLC (United Kingdom) (XAMS)	40,339	2,462,186
Unilever PLC (United Kingdom), ADR	54,100	3,309,297

		15,027,660

Pharmaceuticals — 1.8%
Astellas Pharma, Inc. (Japan)	111,600	1,092,670
AstraZeneca PLC (United Kingdom)	59,791	8,321,064
AstraZeneca PLC (United Kingdom), ADR	27,400	1,914,712
Bayer AG (Germany)	41,531	1,251,216
Bristol-Myers Squibb Co.	87,100	4,031,859
Chugai Pharmaceutical Co. Ltd. (Japan)	14,900	778,046
Daiichi Sankyo Co. Ltd. (Japan)	28,200	653,341
Elanco Animal Health, Inc.*	128,776	1,838,921
Eli Lilly & Co.	15,072	11,749,076
Galderma Group AG (Switzerland)	20,848	3,030,376
GSK PLC	166,358	3,171,860
Haleon PLC	71,704	368,532
Hikma Pharmaceuticals PLC (United Kingdom)	36,127	985,871
Ipsen SA (France)	2,412	287,312
Johnson & Johnson	25,900	3,956,225
Merck & Co., Inc.	74,800	5,921,168
Merck KGaA (Germany)	1,510	195,784

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Novartis AG	76,437	$9,277,702
Novo Nordisk A/S (Denmark) (Class B Stock)	86,820	6,016,109
Orion OYJ (Finland) (Class B Stock)	19,120	1,438,465
Otsuka Holdings Co. Ltd. (Japan)	16,200	803,185
Pfizer, Inc.	140,900	3,415,416
Recordati Industria Chimica e Farmaceutica SpA (Italy)	1,948	122,441
Roche Holding AG	31,901	10,413,121
Sandoz Group AG (Switzerland)	10,429	571,544
Sanofi SA	73,751	7,140,108
Sanofi SA, ADR	28,580	1,380,700
Shionogi & Co. Ltd. (Japan)	14,400	259,233
Takeda Pharmaceutical Co. Ltd. (Japan)	85,100	2,627,293
UCB SA (Belgium)	9,698	1,908,157

		94,921,507

Professional Services — 0.3%
Automatic Data Processing, Inc.	15,700	4,841,880
Clarivate PLC*(a)	83,800	360,340
Computershare Ltd. (Australia)	57,329	1,503,974
Concentrix Corp.	7,200	380,556
Equifax, Inc.	2,200	570,614
Experian PLC	30,890	1,592,882
Genpact Ltd.	8,400	369,684
Jacobs Solutions, Inc.	2,300	302,335
Paylocity Holding Corp.*	3,400	616,046
Recruit Holdings Co. Ltd. (Japan)	48,500	2,852,122
RELX PLC (United Kingdom)	27,638	1,497,915
Teleperformance SE (France)	4,323	419,882
Verisk Analytics, Inc.	1,500	467,250
Wolters Kluwer NV (Netherlands)	2,656	444,184

		16,219,664

Real Estate Management & Development — 0.2%
Daito Trust Construction Co. Ltd. (Japan)	3,600	392,106
Daiwa House Industry Co. Ltd. (Japan)	25,300	869,379
Henderson Land Development Co. Ltd. (Hong Kong)	108,000	379,296
Hongkong Land Holdings Ltd. (Hong Kong)	40,500	233,817
Howard Hughes Holdings, Inc.*	5,800	391,500
Jones Lang LaSalle, Inc.*	12,200	3,120,516
KE Holdings, Inc. (China), ADR	41,835	742,153
LEG Immobilien SE (Germany)	1,640	145,979
Mitsubishi Estate Co. Ltd. (Japan)	24,600	461,179
Mitsui Fudosan Co. Ltd. (Japan)	110,400	1,068,791
Sumitomo Realty & Development Co. Ltd. (Japan)	10,900	420,951
Sun Hung Kai Properties Ltd. (Hong Kong)	13,000	149,800
Swiss Prime Site AG (Switzerland)	2,254	338,380
Vonovia SE (Germany)	11,151	395,341
Zillow Group, Inc. (Class C Stock)*	4,700	329,235

		9,438,423

	Shares	Value

COMMON STOCKS (continued)
Residential REITs — 0.4%
American Homes 4 Rent (Class A Stock)	30,491	$1,099,810
Camden Property Trust	24,477	2,758,313
Equity Residential	69,901	4,717,619
Essex Property Trust, Inc.	26,956	7,639,330
Mid-America Apartment Communities, Inc.(a)	9,932	1,470,035
UDR, Inc.	8,998	367,388
Veris Residential, Inc.	182,178	2,712,631

		20,765,126

Retail REITs — 0.5%
Agree Realty Corp.(a)	85,878	6,274,247
Brixmor Property Group, Inc.	141,342	3,680,546
Curbline Properties Corp.	71,535	1,633,144
Klepierre SA (France)	22,378	884,810
Macerich Co. (The)	23,874	386,281
Realty Income Corp.(a)	27,203	1,567,165
Regency Centers Corp.	21,653	1,542,343
Scentre Group (Australia)	449,623	1,056,037
Simon Property Group, Inc.	46,983	7,552,987
Urban Edge Properties	68,586	1,279,815
Vicinity Ltd. (Australia)	359,680	587,165

		26,444,540

Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc.*	5,100	723,690
Advantest Corp. (Japan)	25,200	1,868,102
Analog Devices, Inc.	20,500	4,879,410
ASM International NV (Netherlands)	880	564,500
ASML Holding NV (Netherlands) (XAMS)	13,617	10,911,804
ASML Holding NV (Netherlands) (XNGS)	1,182	947,243
Broadcom, Inc.	116,378	32,079,596
Disco Corp. (Japan)	2,900	859,106
Infineon Technologies AG (Germany)	45,273	1,931,892
KLA Corp.	1,400	1,254,036
Lam Research Corp.	44,928	4,373,291
Lasertec Corp. (Japan)	2,900	388,776
Marvell Technology, Inc.	6,100	472,140
MediaTek, Inc. (Taiwan)	24,331	1,042,551
Microchip Technology, Inc.	4,600	323,702
Micron Technology, Inc.	18,401	2,267,923
Nova Ltd. (Israel)*	3,247	920,471
NVIDIA Corp.	537,693	84,950,117
NXP Semiconductors NV (Netherlands)(a)	12,948	2,829,009
QUALCOMM, Inc.	28,000	4,459,280
Renesas Electronics Corp. (Japan)	52,800	653,212
SCREEN Holdings Co. Ltd. (Japan)	10,100	821,245
STMicroelectronics NV (Singapore)	53,697	1,646,457
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	32,599	7,383,347
Teradyne, Inc.	7,100	638,432
Texas Instruments, Inc.	12,400	2,574,488
Tokyo Electron Ltd. (Japan)	13,900	2,661,982

		174,425,802

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software — 3.1%
Adobe, Inc.*	11,072	$4,283,535
AppLovin Corp. (Class A Stock)*	12,590	4,407,507
Atlassian Corp. (Class A Stock)*	4,900	995,141
Autodesk, Inc.*	11,300	3,498,141
Cadence Design Systems, Inc.*	2,798	862,204
Check Point Software Technologies Ltd. (Israel)*	1,900	420,375
Constellation Software, Inc. (Canada)	457	1,675,706
CyberArk Software Ltd.*	10,419	4,239,283
Dassault Systemes SE (France)	9,170	332,336
Docusign, Inc.*	4,721	367,719
Gen Digital, Inc.	49,100	1,443,540
Intuit, Inc.	10,650	8,388,259
Microsoft Corp.	177,279	88,180,347
Monday.com Ltd.*	2,100	660,408
Nice Ltd. (Israel)*	3,490	591,601
Nutanix, Inc. (Class A Stock)*	15,200	1,161,888
Oracle Corp.	52,743	11,531,202
Oracle Corp. (Japan)	2,500	297,976
Palantir Technologies, Inc. (Class A Stock)*	26,600	3,626,112
Sage Group PLC (The) (United Kingdom)	30,254	519,546
Salesforce, Inc.	26,700	7,280,823
SAP SE (Germany)	42,870	13,108,766
ServiceNow, Inc.*	3,900	4,009,512
Teradata Corp.*	21,400	477,434
Xero Ltd. (New Zealand)*	17,742	2,099,398
Zoom Communications, Inc. (Class A Stock)*	29,000	2,261,420

		166,720,179

Specialized REITs — 1.0%
American Tower Corp.	2,300	508,346
Crown Castle, Inc.	17,600	1,808,048
Digital Realty Trust, Inc.	55,349	9,648,991
EPR Properties	80,801	4,707,466
Equinix, Inc.	15,161	12,060,121
Extra Space Storage, Inc.	20,210	2,979,762
Gaming & Leisure Properties, Inc.	13,729	640,870
Iron Mountain, Inc.	79,765	8,181,496
National Storage Affiliates Trust(a)	62,139	1,987,827
Public Storage	20,279	5,950,264
Smartstop Self Storage REIT, Inc.(a)	143,987	5,216,649
VICI Properties, Inc.	78,491	2,558,807

		56,248,647

Specialty Retail — 0.6%
AutoZone, Inc.*	300	1,113,669
Avolta AG (Switzerland)*	17,526	954,660
CarMax, Inc.*	18,000	1,209,780
Carvana Co.*	2,300	775,008
Fast Retailing Co. Ltd. (Japan)	4,000	1,371,456
Five Below, Inc.*	7,700	1,010,086
Gap, Inc. (The)	22,500	490,725
Home Depot, Inc. (The)	17,600	6,452,864
Industria de Diseno Textil SA (Spain)	36,315	1,894,436

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
JD Sports Fashion PLC (United Kingdom)	901,269	$1,099,075
Kingfisher PLC (United Kingdom)	316,883	1,265,503
Lowe’s Cos., Inc.	34,909	7,745,260
TJX Cos., Inc. (The)	25,186	3,110,219
Ulta Beauty, Inc.*	4,400	2,058,408
Zalando SE (Germany), 144A*	12,159	401,215

		30,952,364

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	330,223	67,751,853
Canon, Inc. (Japan)	10,800	313,240
FUJIFILM Holdings Corp. (Japan)	26,000	563,045
HP, Inc.	20,900	511,214
Logitech International SA (Switzerland)	6,249	566,688
Pure Storage, Inc. (Class A Stock)*	5,700	328,206
Samsung Electronics Co. Ltd. (South Korea)	34,520	1,526,530
Xiaomi Corp. (China) (Class B Stock), 144A*	455,809	3,508,698

		75,069,474

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	11,547	2,695,415
Amer Sports, Inc. (Finland)*	67,000	2,596,920
Asics Corp. (Japan)	137,400	3,503,753
Brunello Cucinelli SpA (Italy)	18,723	2,273,026
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	20,775	3,931,313
Hermes International SCA (France)	1,418	3,844,008
LVMH Moet Hennessy Louis Vuitton SE (France)	7,775	4,069,279
Moncler SpA (Italy)	45,970	2,622,199
On Holding AG (Switzerland) (Class A Stock)*	18,945	986,087
Pandora A/S (Denmark)	4,905	864,238
Ralph Lauren Corp.	4,820	1,322,030
Tapestry, Inc.	3,400	298,554

		29,006,822

Tobacco — 0.3%
Altria Group, Inc.	12,500	732,875
British American Tobacco PLC (United Kingdom)	34,999	1,664,075
Imperial Brands PLC (United Kingdom)	82,282	3,250,976
Japan Tobacco, Inc. (Japan)(a)	31,100	916,188
Philip Morris International, Inc.	40,400	7,358,052

		13,922,166

Trading Companies & Distributors — 0.5%
AddTech AB (Sweden) (Class B Stock)	14,658	499,714
AerCap Holdings NV (Ireland)	11,400	1,333,800
Ashtead Group PLC (United Kingdom)	12,863	824,854
Core & Main, Inc. (Class A Stock)*	6,718	405,431
Ferguson Enterprises, Inc.	6,584	1,441,718
ITOCHU Corp. (Japan)	62,000	3,246,631
Marubeni Corp. (Japan)	48,800	983,722
Mitsubishi Corp. (Japan)	271,400	5,423,083

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Mitsui & Co. Ltd. (Japan)	63,300	$1,290,053
MonotaRO Co. Ltd. (Japan)	19,900	391,749
Sumitomo Corp. (Japan)	84,000	2,167,765
Toyota Tsusho Corp. (Japan)	104,400	2,364,790
United Rentals, Inc.(a)	1,200	904,080
W.W. Grainger, Inc.	1,500	1,560,360
WESCO International, Inc.	15,100	2,796,520

		25,634,270

Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	64,418	1,719,560
Getlink SE (France)	44,886	866,481
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	1,376	315,957

		2,901,998

Water Utilities — 0.0%
American Water Works Co., Inc.	6,000	834,660
United Utilities Group PLC (United Kingdom)	89,129	1,399,572

		2,234,232

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	149,100	2,560,134
SoftBank Group Corp. (Japan)	19,500	1,417,768
Tele2 AB (Sweden) (Class B Stock)	41,515	606,012
T-Mobile US, Inc.	15,700	3,740,682
Vodafone Group PLC (United Kingdom)	1,381,786	1,479,135

		9,803,731

TOTAL COMMON STOCKS (cost $1,866,164,495)		2,253,074,193

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,309	191,753
Volkswagen AG (Germany) (PRFC)	6,635	701,409

		893,162

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	15,000	325,800

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	11,539	906,776

Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	4,238	1,079,409

TOTAL PREFERRED STOCKS (cost $3,231,300)		3,205,147

UNAFFILIATED EXCHANGE-TRADED FUNDS — 10.8%
Dimensional International Core Equity Market ETF(a)	2,452,000	84,765,640
Dimensional US Equity Market ETF(a)	2,626,300	176,014,626
Dimensional US Real Estate ETF(a)	607,100	14,242,566
iShares 0-3 Month Treasury Bond ETF	539,000	54,271,910

		Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
iShares Core MSCI EAFE ETF(a)		117,300	$9,792,204
iShares Core S&P 500 ETF		152,255	94,535,130
iShares Core U.S. Aggregate Bond ETF(a)		276,937	27,472,150
iShares Gold Trust*(a)		219,500	13,688,020
iShares iBoxx $ High Yield Corporate Bond ETF		55,700	4,492,205
iShares JP Morgan USD Emerging Markets Bond ETF(a)		116,612	10,800,603
iShares MSCI EAFE ETF(a)		82,302	7,356,976
iShares TIPS Bond ETF(a)		9,911	1,090,606
Vanguard Dividend Appreciation ETF		320,692	65,636,032
Vanguard Real Estate ETF(a)		228,426	20,343,620

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $554,198,279)			584,502,288

UNAFFILIATED FUNDS — 4.0%
AQR Diversified Arbitrage Fund, (Institutional Shares)		2,583,908	32,738,120
Calamos Market Neutral Income Fund, (R6 Shares)		1,781,019	27,374,267
JPMorgan Hedged Equity Fund, (Institutional Shares)		987,984	32,702,282
Merger Fund (The), (Institutional Shares)		2,927,436	51,932,714
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*		1,086,890	10,434,140
Victory Market Neutral Income Fund, (Institutional Shares)		5,917,964	51,782,181
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)		1,195,437	8,607,147

TOTAL UNAFFILIATED FUNDS (cost $211,905,120)			215,570,851

		Units

WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26		24,576	5,456

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 2.9%
Collateralized Loan Obligations — 2.9%
AGL CLO Ltd. (Cayman Islands),
Series 2024-32A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.649%(c)	07/21/37	9,000	9,028,081
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.686%(c)	07/15/37	4,750	4,769,336

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Ares European CLO DAC (Ireland),
Series 21A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.667%(c)	04/15/38	EUR	250	$293,899
Arini European CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.334%(c)	04/15/39	EUR	250	294,272
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2021-18A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.969%(c)	01/18/35		5,000	4,989,784
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.609%(c)	01/20/38		2,350	2,358,096
Bastille Euro CLO DAC (Ireland),
Series 2020-03A, Class A2AR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.429%(c)	01/15/39	EUR	3,050	3,613,208
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.688%(c)	10/15/34		2,025	2,028,295
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.711%(c)	07/20/34		2,750	2,752,732
CIFC Funding Ltd. (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.455%(c)	03/31/38		4,000	4,001,095
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
5.721%(c)	07/20/34		8,750	8,754,700
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
2.939%(c)	08/26/32	EUR	4,137	4,865,384
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.810%(c)	04/17/37		7,250	7,276,101
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.699%(c)	07/20/37		3,000	3,011,921
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.608%(c)	07/25/37	EUR	1,500	1,778,057
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.058%(c)	04/25/34	EUR	3,125	3,671,893

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-29A, Class BR2, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.915%(c)	03/25/38		4,000	$4,005,034
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.769%(c)	04/18/37		7,250	7,279,160
Monument CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.343%(c)	04/15/38	EUR	4,250	5,006,288
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.503%(c)	10/12/30		776	776,437
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
5.581%(c)	04/20/31		336	336,143
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.879%(c)	01/15/38	EUR	4,000	4,712,835
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.749%(c)	10/15/39	EUR	5,000	5,880,915
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.294%(c)	07/15/38	EUR	250	294,579
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.636%(c)	09/06/37		5,500	5,522,502
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.422%(c)	07/25/31		1,800	1,801,379
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.529%(c)	04/15/40	EUR	250	294,339
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.669%(c)	07/18/37		8,000	8,025,987
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)
6.152%(c)	01/20/36		7,000	7,032,291
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
6.059%(c)	01/20/37		3,000	3,011,936
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
2.811%(c)	02/20/30	EUR	4,788	5,629,776

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 07A, Class B1RR, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.886%(c)	07/18/34	EUR	4,725	$5,556,419
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.723%(c)	07/25/34		2,000	2,002,396
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.139%(c)	01/20/36		7,500	7,534,069
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.459%(c)	01/20/37		5,250	5,247,215
Voya CLO Ltd. (Cayman Islands),
Series 2024-04A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.619%(c)	07/20/37		9,000	9,026,673
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.651%(c)	07/20/32		2,346	2,348,902

				154,812,129

Other — 0.0%
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/30		280	263,193

TOTAL ASSET-BACKED SECURITIES (cost $152,397,443)				155,075,322

CORPORATE BONDS — 2.2%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		225	225,904
6.750%	06/15/33		240	248,700
7.500%	02/01/29		125	130,985
7.875%	04/15/27		268	269,686
General Electric Co.,
Sr. Unsec’d. Notes, EMTN
4.125%	09/19/35	EUR	100	123,025

				998,300

Agriculture — 0.0%
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35		155	160,574
Airlines — 0.0%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		607	591,437
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29		325	324,343

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26			565	$560,984
4.625%	04/15/29			140	135,933

					1,612,697

Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43			1,185	911,546
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28			200	187,560
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.625%	04/04/32			495	500,399
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	11/01/27			195	195,896

					1,795,401

Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30			50	51,884
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27			650	650,441
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 7.500%
6.750%	11/15/29		EUR	100	122,927
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29			160	164,990
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28			1,525	1,507,962

					2,498,204

Banks — 0.5%
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29		EUR	500	608,876
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29	(oo)		200	220,000
Banco de Sabadell SA (Spain),
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30		EUR	100	123,581
5.500%(ff)	09/08/29		EUR	100	127,229
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	05/21/33	(oo)		200	232,428
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32			845	743,801
5.162%(ff)	01/24/31			340	348,507

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes
3.846%(ff)	03/08/37			80	$73,189
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30	(oo)	EUR	200	241,137
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33		EUR	600	707,832
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.090%(ff)	11/06/29		GBP	100	145,981
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29	(oo)		400	420,000
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30			720	733,520
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33			200	207,810
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
6.714%(ff)	10/19/29			400	423,009
7.003%(ff)	10/19/34			465	510,437
CaixaBank SA (Spain),
Jr. Sub. Notes
7.500%(ff)	01/16/30	(oo)	EUR	200	258,183
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35			200	208,842
6.840%(ff)	09/13/34			200	219,162
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30			200	206,629
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26			400	403,796
5.875%	04/30/29			1,000	1,038,619
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32			150	132,883
3.980%(ff)	03/20/30			135	132,267
4.412%(ff)	03/31/31			375	370,908
4.542%(ff)	09/19/30			155	154,235
5.174%(ff)	02/13/30			95	96,896
5.449%(ff)	06/11/35			10	10,222
Commerzbank AG (Germany),
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32		EUR	1,000	1,208,106
Sub. Notes, EMTN
4.875%(ff)	10/16/34		EUR	100	122,724
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29			250	262,381
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30			640	663,174
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
4.999%(ff)	09/11/30			150	150,911
6.819%(ff)	11/20/29			150	159,833

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, EMTN
3.375%(ff)	02/13/31		EUR	1,200	$1,414,951
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28	(x)		100	107,533
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26	(oo)		365	357,433
Sr. Unsec’d. Notes
4.692%(ff)	10/23/30			355	356,040
5.016%(ff)	10/23/35			412	407,025
5.049%(ff)	07/23/30			135	137,163
5.207%(ff)	01/28/31			95	97,198
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.546%(ff)	03/04/30			215	221,146
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28	(oo)	EUR	200	244,707
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32		EUR	1,100	1,319,403
Sr. Preferred Notes, 144A
6.625%	06/20/33			275	297,725
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30			200	201,969
Sr. Unsec’d. Notes, EMTN
5.500%(ff)	09/20/28		GBP	100	139,605
Sub. Notes, EMTN
6.151%(ff)	03/19/34		GBP	200	282,739
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35			13	13,867
Krung Thai Bank PCL (Thailand),
Jr. Sub. Notes
4.400%(ff)	03/25/26	(oo)		200	196,900
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31	(oo)		200	195,500
Morgan Stanley,
Sr. Unsec’d. Notes
4.654%(ff)	10/18/30			1,265	1,267,613
5.230%(ff)	01/15/31			75	76,906
Sr. Unsec’d. Notes, MTN
5.250%(ff)	04/21/34			55	55,962
5.424%(ff)	07/21/34			49	50,213
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31		EUR	750	899,603
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25	(oo)		200	199,340
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32			85	85,208

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30			200	$199,461
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31		EUR	750	898,057
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
0.010%	05/23/23	(d)		1,000	50,000
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33			200	206,970
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30			200	201,478
7.018%(ff)	02/08/30			200	214,776
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31		EUR	500	614,802
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.711%(ff)	01/24/35			35	36,266
TSB Bank PLC (United Kingdom),
Covered Bonds
3.319%	03/05/29		EUR	200	241,711
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35			25	25,963
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28	(oo)		200	218,000
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29		EUR	1,200	1,591,444
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31		EUR	720	861,168
UniCredit SpA (Italy),
Jr. Sub. Notes, EMTN
6.500%(ff)	12/03/31	(oo)	EUR	400	495,403
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29		EUR	100	123,685
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.211%(ff)	12/03/35			415	416,703
5.244%(ff)	01/24/31			95	97,454
5.499%(ff)	01/23/35			65	66,679
Sr. Unsec’d. Notes, MTN
5.557%(ff)	07/25/34			36	37,177

					26,890,054

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53			230	200,733
5.750%	03/02/63			27	26,249

					226,982

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials — 0.1%
CRH SMW Finance DAC,
Gtd. Notes, EMTN
4.000%	07/11/31	EUR	100	$122,248
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		700	699,287
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	1,000		930,694
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		355	365,269
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		105	108,311
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		775	733,507

				2,959,316

Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31		450	399,638
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		50	44,470
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes
8.500%	03/15/29	EUR	100	116,841

				560,949

Commercial Services — 0.1%
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27		975	951,347
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.625%	02/28/36	EUR	100	120,622
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	10/15/29		205	206,538
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		155	156,966
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	300	370,293
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.250%	06/15/33		90	94,322
Sr. Unsec’d. Notes, 144A
7.000%	06/15/30		200	209,399
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/24/34	EUR	100	119,426

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		180	$181,980
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		25	22,966
3.875%	02/15/31		375	352,532

				2,786,391

Computers — 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		775	731,607
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		210	229,865

				961,472

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		285	271,445
American Express Co.,
Sr. Unsec’d. Notes
5.667%(ff)	04/25/36		50	51,795
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27		50	48,650
4.950%	01/15/28		145	145,544
5.150%	01/15/30		75	75,452
5.375%	05/30/30		640	651,197
5.750%	03/01/29		370	380,360
5.750%	11/15/29		110	112,616
6.375%	05/04/28		260	270,200
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	(x)	180	181,650
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		75	75,468
5.500%	08/15/28		670	669,229
6.000%	01/15/27		225	225,245
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		400	383,252
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
5.750%	09/15/31		175	171,632
7.875%	12/15/29		250	265,780
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26		200	194,300

				4,173,815

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric — 0.2%
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26			50	$49,050
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52			10	10,282
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29			500	493,392
5.000%	02/01/31			925	914,671
5.125%	03/15/28			700	699,347
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39			40	42,748
Duke Energy Carolinas LLC,
First Mortgage
5.400%	01/15/54			6	5,777
Duke Energy Progress LLC,
First Mortgage
5.550%	03/15/55			2	1,956
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53	(a)		95	91,855
Jr. Sub. Notes, Series A
5.375%(ff)	03/09/26	(oo)		115	108,155
Sr. Unsec’d. Notes
5.450%	06/15/29	(a)		145	143,401
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27	(oo)	EUR	200	228,273
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76			60	60,450
Enel Finance International NV (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	06/15/52			200	183,378
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54			20	19,868
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54			95	98,302
Entergy Mississippi LLC,
First Mortgage
5.800%	04/15/55			6	6,015
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54			15	14,326
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44			280	267,769
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30			70	65,077
5.400%	06/01/33			235	237,619
5.650%	05/09/34			55	56,388

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32			110	$96,458
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28		EUR	300	361,349
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28		EUR	200	218,269
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.375%(ff)	08/15/55			95	97,175
6.750%(ff)	06/15/54			100	103,884
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28			550	552,805
Gtd. Notes, 144A
3.375%	02/15/29			100	94,364
3.625%	02/15/31			1,175	1,081,790
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28	(oo)		150	166,173
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43			50	39,624
5.800%	05/15/34			405	404,906
6.000%	08/15/35			255	257,815
6.150%	01/15/33			55	56,684
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55			36	34,145
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53			50	46,637
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34			24	23,292
5.450%	03/01/35			49	48,122
5.900%	03/01/55			15	13,724
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26	(oo)		1,275	1,290,347
8.000%(ff)	10/15/26	(oo)		1,375	1,407,511
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29	(oo)		450	487,979
Vistra Operations Co. LLC,
Gtd. Notes, 144A
6.875%	04/15/32			130	135,922
Sr. Sec’d. Notes, 144A
3.700%	01/30/27			30	29,609
5.700%	12/30/34			55	55,995
6.000%	04/15/34			90	93,500

					10,996,178

Engineering & Construction — 0.0%
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30		EUR	100	125,216

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Engineering & Construction (cont’d.)
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.875%	03/14/36	EUR	100	$101,221
4.500%	07/11/35	EUR	100	124,215
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29		1,025	969,758

				1,320,410

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		450	429,511
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		225	233,122
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		275	275,144
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		375	362,548
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	299,079
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
6.250%	03/15/33		225	226,484
7.125%	02/15/31		150	159,826

				1,985,714

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		140	146,292
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		200	189,608
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		650	591,495
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.125%	05/14/30	GBP	1,380	1,778,234
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,200	1,638,285
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
7.250%	11/15/53		45	50,615
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA
Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36		300	299,594
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		350	333,711

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
4.375%	01/31/32		825	$772,194
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		100	101,177
5.650%	05/01/45		20	20,018
5.700%	05/01/55		265	264,335
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		75	72,140
6.375%	03/01/33		365	368,432

				6,479,838

Gas — 0.0%
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		190	198,007
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		35	36,708

				234,715

Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32	(a)	395	344,567
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		700	672,097
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31		415	430,770

				1,447,434

Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		725	694,779
6.875%	09/01/32		235	243,687
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		310	293,112
3.500%	07/15/51		60	39,754
4.625%	03/15/52		70	56,260
5.250%	06/15/49		5	4,444
5.450%	09/15/34		205	206,560
5.950%	09/15/54		35	34,015
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29		550	513,090
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	12/01/32	(a)	175	176,057
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30		200	193,793

				2,455,551

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		1,407		$1,491,328

Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC
(Canada),
Gtd. Notes, 144A
4.875%	02/15/30	(a)		985	883,161
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28			325	322,885
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30			925	889,156
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30			105	104,396

					2,199,598

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	(a)		125	121,559
6.625%	05/15/32			65	62,177
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28			130	136,898
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32			475	436,053

					756,687

Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33			126	129,529
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54			55	53,621
Netflix, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/29		EUR	100	125,746
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
5.350%	09/15/54			15	14,017

					322,913

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27		EUR	200	226,702

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29			205	201,866
7.375%	05/01/33	(a)		145	136,083

					337,949

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		99	$99,124
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		25	25,125
6.750%	02/01/32		200	204,250
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		275	278,790
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		275	275,976
5.625%	09/30/31		265	266,590
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		400	398,700

				1,548,555

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31		570	546,455
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27		700	702,893
6.125%	09/15/29		535	544,157
6.500%	04/15/32		300	304,834
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		375	374,133

				2,472,472

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		75	78,555
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		250	263,894

				342,449

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		250	233,293
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		110	101,370
3.500%	06/01/41		120	87,078
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56		100	58,705
4.800%	05/15/33		90	89,744
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	(d)	175	116,628

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
7.375%	07/01/28			300	$216,646
7.750%	07/01/26			225	199,872
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,400		1,441,434
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28			390	395,789
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30		GBP	500	624,418

					3,564,977

Mining — 0.0%
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29		EUR	100	108,802
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29			205	210,085
5.634%	04/04/34			385	392,304
6.125%	10/06/28			110	115,039
6.375%	10/06/30			20	21,439
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32			80	82,188
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26			425	418,044

					1,347,901

Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29	(oo)	EUR	100	123,918

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29			105	107,442

Oil & Gas — 0.1%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28			150	153,866
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27			53	64,716
BP Capital Markets PLC,
Gtd. Notes
6.450%(ff)	12/01/33	(oo)		245	250,385
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28			125	128,143
8.625%	11/01/30			75	76,123
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62			30	21,599
5.550%	03/15/54			40	38,213

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		35	$32,578
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		210	205,117
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		500	500,658
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45		24	18,322
7.500%	05/01/31		1,200	1,321,546
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32		210	214,696
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		375	383,119
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24	(d)	5,400	677,700
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32	(a)	255	236,742
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33		75	81,789
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54		10	9,330
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		88	86,689

				4,501,331

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30		550	495,801
6.000%	06/15/29		450	462,051
Berry Global, Inc.,
Sr. Sec’d. Notes
5.650%	01/15/34		60	62,049
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		510	521,546
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		200	204,975

				1,746,422

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49		180	148,317

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		250	$250,153
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		25	20,578
5.000%	02/15/29		225	157,500
5.250%	01/30/30		150	94,221
5.250%	02/15/31		175	103,031
6.250%	02/15/29		450	317,502
7.000%	01/15/28		100	83,900
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		100	84,712
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54		300	292,256
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31		115	103,873
4.850%	12/15/29		235	238,594
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		200	192,238
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	(a)	200	173,632

				2,260,507

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		675	670,323
6.625%	02/01/32		135	139,448
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29		580	573,705
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		20	21,113
6.036%	11/15/33		75	78,739
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77		50	49,600
8.500%(ff)	01/15/84		40	44,550
Energy Transfer LP,
Jr. Sub. Notes
7.125%(ff)	10/01/54	(a)	50	51,149
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)	1,225	1,249,201
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26	(oo)	800	803,965
Sr. Unsec’d. Notes
5.550%	05/15/34		65	65,852
5.600%	09/01/34		40	40,607
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78		35	34,407

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36			285	$287,494
ONEOK, Inc.,
Gtd. Notes, 144A
6.500%	09/01/30			115	122,896
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27			150	150,317
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79			95	94,300
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29			70	66,049
4.125%	08/15/31			45	41,682
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29	(oo)	1,605		1,564,311
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48			95	79,477

					6,229,185

Real Estate — 0.0%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(cc)	01/15/28			750	763,207
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,185		1,177,066
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29		EUR	100	105,729

					2,046,002

Real Estate Investment Trusts (REITs) — 0.1%
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32		EUR	800	799,319
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32			50	52,357
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35		EUR	100	92,263
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30		EUR	500	631,558
5.125%	07/06/34		EUR	200	256,953
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32			390	401,038
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	(a)		725	684,769

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		1,020 $		1,080,728
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28		EUR	100	112,929

					4,111,914

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.125%	06/15/29			190	194,988
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28			236	242,525
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30			950	999,044
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29			450	431,408
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29			425	405,608
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32	(a)		200	205,376
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27			500	500,090

					2,979,039

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27	(oo)	GBP	200	269,503
Sr. Preferred Notes
2.000%	04/28/27		EUR	100	116,959

					386,462

Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33			445	403,065
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31			90	81,881
Sr. Unsec’d. Notes
5.450%	07/15/35			171	172,233
Micron Technology, Inc.,
Sr. Unsec’d. Notes
6.050%	11/01/35			40	41,837

					699,016

Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30			165	168,692

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51			40	$29,512
5.375%	09/27/54			40	36,516
6.000%	08/03/55			185	184,711
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.600%	06/12/34			16	16,574

					436,005

Telecommunications — 0.1%
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29	(d)		200	205,618
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A
6.750%	05/01/29			475	481,320
Sr. Sec’d. Notes, 144A
5.000%	05/01/28			475	474,709
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30			500	452,558
4.875%	06/15/29			50	46,701
Sr. Sec’d. Notes, 144A
6.875%	06/30/33			280	284,886
10.750%	12/15/30			425	481,737
11.000%	11/15/29			1,601	1,842,648
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28			900	966,107
8.750%	03/15/32			500	606,589
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29		GBP	530	674,178
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31			140	146,627

					6,663,678

Transportation — 0.0%
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30			445	441,166
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31			75	78,255
7.125%	02/01/32			135	141,394

					660,815

TOTAL CORPORATE BONDS (cost $118,001,093)					118,253,554

FLOATING RATE AND OTHER LOANS — 0.1%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.077%(c)	01/28/32			200	199,688

Interest Rate	Maturity Date		Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Term B Loan, 3 Month SOFR + 5.100%
9.422%(c)	11/17/28		300	$292,875

				492,563

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		90	81,159

Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Additional Facility B2, 3 Month EURIBOR + 4.500%
6.454%(c)	02/07/28	EUR	2,158	2,546,398

Telecommunications — 0.0%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 1.500%
11.780%(c)	05/25/27		913	906,768

TOTAL FLOATING RATE AND OTHER LOANS (cost $3,699,951)				4,026,888

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.0%
GS Mortgage-Backed Securities Trust,
Series 2025-RPL3, Class A1, 144A
4.100%(ff)	07/25/65		102	98,183

(cost $98,183)

SOVEREIGN BONDS — 1.6%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 168
3.500%	12/21/34	AUD	2,013	1,261,674
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	1,940	1,256,331
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		200	203,376
Bundesobligation (Germany),
Bonds, Series 187
2.200%	04/13/28	EUR	580	688,609
Bonds, Series 191
2.400%	04/18/30	EUR	7,165	8,530,895
Bundesschatzanweisungen (Germany),
Bonds, Series 2Y
2.000%	12/10/26	EUR	3,200	3,777,169
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		900	790,911
3.750%	01/14/32	EUR	121	144,993
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		400	316,900
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31		350	360,150
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	47,290	2,370,054

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	37,680	$1,846,917
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		450	415,125
Sr. Unsec’d. Notes, 144A
6.950%	03/15/37		236	240,750
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	188,224
French Republic Government Bond OAT (France),
Bonds, 144A
3.200%	05/25/35	EUR	621	727,372
4.750%	04/25/35	EUR	2,255	2,991,494
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	433,790	1,273,420
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 6Y
4.000%	07/25/29	EUR	500	604,807
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		800	808,500
5.625%	02/19/35		1,114	1,132,903
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
2.950%	07/01/30	EUR	11,444	13,655,009
Sr. Unsec’d. Notes, Series 10Y, 144A
3.650%	08/01/35	EUR	1,626	1,950,194
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	45,800	213,667
Bonds, Series 86
2.400%	03/20/55	JPY	295,800	1,884,208
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	375,250	2,307,235
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	500	600,177
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	59,210	3,005,694
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	21,000	1,021,994
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.750%	07/15/27	EUR	6,769	7,791,929
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33	CAD	2,100	1,550,953
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	6,017	4,416,683
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	11,305	627,619

Interest Rate	Maturity Date			Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 10Y
4.850%	09/30/29			200	$192,344
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
2.350%	07/30/33		EUR	1,648	1,859,820
3.450%	10/31/34		EUR	1,249	1,510,924
3.550%	10/31/33		EUR	665	815,501
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
2.800%	06/17/34		THB	81,691	2,756,141
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	07/31/35		GBP	7,400	7,000,015
4.375%	07/31/54		GBP	2,561	3,045,903
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24	(d)		800	128,400

TOTAL SOVEREIGN BONDS (cost $82,654,947)					86,264,984

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal Home Loan Mortgage Corp.
4.500%	09/01/50			1,651	1,602,002
5.500%	07/01/53			2,141	2,145,479
5.500%	11/01/54			1,559	1,559,055
6.000%	06/01/55			1,723	1,751,676
6.500%	05/01/54			929	965,627
Federal National Mortgage Assoc.
2.500%	07/01/50			1,163	980,909
2.500%	07/01/50			1,811	1,518,726
2.500%	08/01/51			1,969	1,650,516
3.000%	07/01/52			2,834	2,478,965
3.500%	05/01/52			2,176	1,970,471
5.000%	04/01/53			1,793	1,763,409
5.000%	08/01/53			1,086	1,067,370
5.500%	12/01/52			842	844,066
6.000%	02/01/53			1,905	1,940,839
6.000%	09/01/53			693	710,108
6.000%	10/01/54			1,453	1,486,753
Government National Mortgage Assoc.
3.000%	10/20/51			2,211	1,958,135

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $26,261,245)					26,394,106

U.S. TREASURY OBLIGATIONS — 6.5%
U.S. Treasury Bonds
3.250%	05/15/42	(h)		7,000	5,790,312
4.500%	11/15/54			2,651	2,527,563
4.625%	11/15/44			3,072	3,007,484
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/26			6,725	6,665,638
0.125%	04/15/27			9,561	9,360,772
0.125%	01/15/30			15,997	15,094,750
0.125%	01/15/31			7,013	6,495,693
0.125%	01/15/32			9,264	8,395,017
0.125%	02/15/51			3,141	1,710,619
0.125%	02/15/52			1,077	575,439

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
0.250%	07/15/29		5,857	$5,622,471
0.250%	02/15/50		2,552	1,480,977
0.375%	01/15/27		657	648,357
0.500%	01/15/28		19,335	18,970,938
0.625%	07/15/32		3,724	3,473,187
0.625%	02/15/43		6,049	4,492,286
0.750%	02/15/42		5,061	3,929,148
0.750%	02/15/45		405	295,358
0.875%	01/15/29		4,153	4,088,890
0.875%	02/15/47		1,269	919,282
1.000%	02/15/46		4,632	3,510,445
1.000%	02/15/48		2,059	1,513,994
1.125%	01/15/33		8,599	8,215,082
1.250%	04/15/28		3,856	3,848,168
1.375%	07/15/33		7,800	7,573,474
1.375%	02/15/44		1,074	901,473
1.500%	02/15/53		5,224	4,139,692
1.625%	10/15/29		3,084	3,121,966
1.625%	04/15/30		6,087	6,130,083
1.750%	01/15/28		1,087	1,100,749
1.750%	01/15/34		9,799	9,714,901
1.875%	07/15/34		4,969	4,974,638
2.125%	04/15/29		13,810	14,178,492
2.125%	01/15/35		8,986	9,134,337
2.125%	02/15/41		791	774,071
2.125%	02/15/54		455	416,306
2.375%	01/15/27		11,183	11,368,556
2.375%	02/15/55		1,266	1,224,211
2.500%	01/15/29		3,602	3,747,924
3.875%	04/15/29		3,922	4,281,735
U.S. Treasury Notes
0.750%	01/31/28		37,000	34,326,172
1.125%	02/28/27		81,500	78,013,965
4.000%	02/28/30		11,448	11,561,384
4.125%	03/31/32		525	529,758
4.250%	01/31/30		14,620	14,911,258
4.250%	11/15/34		795	797,733
U.S. Treasury Strips Coupon
1.600%(s)	08/15/40	(k)	3,270	1,567,313
2.419%(s)	05/15/44	(k)	3,460	1,339,977
4.202%(s)	05/15/43	(k)	7,310	2,990,227
4.327%(s)	08/15/43		560	225,768
4.349%(s)	02/15/43		330	137,092
4.500%(s)	05/15/46		470	164,760
4.568%(s)	11/15/42		220	92,666
4.608%(s)	11/15/48		60	18,618
4.652%(s)	05/15/49		525	158,710
4.663%(s)	02/15/50		840	245,215
4.667%(s)	02/15/39	(k)	4,070	2,138,817
4.775%(s)	11/15/41		590	263,268
4.778%(s)	02/15/42		855	375,664
4.920%(s)	08/15/48		380	119,263
4.924%(s)	02/15/49		170	52,115
4.928%(s)	11/15/45		125	44,929
4.965%(s)	11/15/43		752	299,299

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
5.220%(s)	02/15/45		230	$85,737

TOTAL U.S. TREASURY OBLIGATIONS (cost $361,679,334)				353,874,186

TOTAL LONG-TERM INVESTMENTS (cost $4,189,397,922)				4,734,819,581

			Shares

SHORT-TERM INVESTMENTS — 14.9%

AFFILIATED MUTUAL FUNDS — 8.6%
PGIM Core Ultra Short Bond Fund(wa) .			314,056,039	314,056,039
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $150,739,284; includes $150,265,732 of cash collateral for securities on loan)(b)(wa)			150,850,105	150,744,510

TOTAL AFFILIATED MUTUAL FUNDS (cost $464,795,323)				464,800,549

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 5.0%
U.S. Treasury Bills
4.230%	07/08/25		64,500	64,448,015
4.254%	09/02/25	(k)	90,000	89,327,818
4.269%	09/18/25	(h)(k)	18,000	17,833,369
4.361%	08/12/25	(k)	68,000	67,658,718
4.782%	07/10/25		29,000	28,969,610

TOTAL U.S. TREASURY OBLIGATIONS (cost $268,243,332)				268,237,530

OPTIONS PURCHASED*~ — 1.3%
(cost $58,220,940)				71,103,317

TOTAL SHORT-TERM INVESTMENTS
(cost $791,259,595)				804,141,396

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.5%
(cost $4,980,657,517)				5,538,960,977

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $266,543)				(329,779)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.5%
(cost $4,980,390,974)				5,538,631,198
Liabilities in excess of other assets(z) — (2.5)%				(135,142,714)

NET ASSETS — 100.0%				$5,403,488,484

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $148,451,850; cash collateral of $150,265,732 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 12.000%, 10/01/28	09/14/23	$98,000	$107,533	0.0%
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 8.375%, 04/01/32	02/04/25	180,000	181,650	0.0

Total		$278,000	$289,183	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$ 99.75	16	40	$100
MSCI EAFE ETF Index (FLEX)	Call	02/08/29	$ 75.00	11,700	1,170	26,697,429
Russell 2000 Index (FLEX)	Call	02/08/29	$1,980.00	60	6	3,366,285
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00	120	12	20,914,306
S&P 500 Index (FLEX)	Call	01/31/30	$6,100.00	135	14	20,056,629

Total Exchange Traded (cost $58,142,825)						$71,034,749

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	26.00	—	EUR	403	$41
Currency Option EUR vs PLN	Call	CITI	07/21/25	5.00	—	EUR	408	2
Currency Option EUR vs TRY	Call	JPM	07/14/25	80.00	—	EUR	405	92
Currency Option EUR vs TRY	Call	JPM	07/24/25	90.00	—	EUR	408	271
Currency Option USD vs BRL	Call	MSI	07/02/25	6.70	—		520	—
Currency Option USD vs BRL	Call	MSI	07/24/25	6.50	—		282	18
Currency Option USD vs CLP	Call	MSI	07/07/25	1,100.00	—		523	—

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs CNH	Call	DB	09/24/25	7.95	—		5,634	$301
Currency Option USD vs COP	Call	MSI	07/10/25	5,000.00	—		467	—
Currency Option USD vs JPY	Call	CITI	07/14/25	155.00	—		469	2
Currency Option USD vs KRW	Call	MSI	07/10/25	1,550.00	—		468	—
Currency Option USD vs KRW	Call	JPM	09/25/25	1,750.00	—		1,317	17
Currency Option USD vs MXN	Call	CITI	07/08/25	22.00	—		522	2
Currency Option USD vs TRY	Call	JPM	07/03/25	70.00	—		260	—
Currency Option USD vs TRY	Call	CITI	07/18/25	99.00	—		234	138
Currency Option USD vs TWD	Call	CITI	07/29/25	32.00	—		941	20
Currency Option USD vs ZAR	Call	CITI	07/03/25	21.00	—		260	—
Currency Option EUR vs USD	Put	MSI	07/03/25	1.00	—	EUR	458	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.05	—	EUR	227	—
Currency Option EUR vs USD	Put	MSI	07/17/25	1.05	—	EUR	546	1
Currency Option USD vs BRL	Put	MSI	07/07/25	4.90	—		1,571	—
Currency Option USD vs BRL	Put	MSI	07/10/25	5.00	—		234	—
Currency Option USD vs CNH	Put	DB	09/24/25	7.00	—		5,634	18,213
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		3,557	470
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		985	130
Currency Option USD vs KRW	Put	JPM	09/25/25	1,331.00	—		1,317	19,742
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		470	39
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		470	39
Currency Option USD vs ZAR	Put	CITI	07/29/25	16.00	—		282	6

Total OTC Traded (cost $40,309)								$39,544

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.450%	915	$8,656
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.450%	915	1
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.60%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	10,800	11,861
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.63%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	9,170	8,506

Total OTC Swaptions (cost $37,806)								$29,024

Total Options Purchased (cost $58,220,940)								$71,103,317

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25	9	23	$(5,625)
3 Month SOFR	Put	12/12/25	$96.25	9	23	(3,825)

Total Exchange Traded (premiums received $16,669)						$(9,450)

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	22.35	—	EUR	403	$(3,988)
Currency Option EUR vs PLN	Call	CITI	07/21/25	4.28	—	EUR	408	(1,335)
Currency Option EUR vs TRY	Call	JPM	07/14/25	48.00	—	EUR	405	(3,992)
Currency Option EUR vs TRY	Call	JPM	07/24/25	49.50	—	EUR	408	(4,713)
Currency Option USD vs BRL	Call	MSI	07/02/25	5.70	—		520	—
Currency Option USD vs BRL	Call	MSI	07/24/25	5.65	—		282	(915)
Currency Option USD vs CLP	Call	MSI	07/07/25	940.00	—		523	(1,707)
Currency Option USD vs CNH	Call	DB	09/24/25	7.25	—		5,634	(12,972)
Currency Option USD vs COP	Call	MSI	07/10/25	4,300.00	—		467	(232)
Currency Option USD vs JPY	Call	CITI	07/14/25	145.00	—		469	(2,091)
Currency Option USD vs KRW	Call	MSI	07/10/25	1,390.00	—		468	(284)
Currency Option USD vs KRW	Call	JPM	09/25/25	1,385.00	—		1,317	(12,664)
Currency Option USD vs MXN	Call	CITI	07/08/25	19.40	—		522	(282)
Currency Option USD vs TRY	Call	JPM	07/03/25	41.00	—		260	(87)
Currency Option USD vs TRY	Call	CITI	07/18/25	42.00	—		234	(1,195)
Currency Option USD vs TWD	Call	CITI	07/29/25	29.15	—		941	(7,637)
Currency Option USD vs ZAR	Call	CITI	07/03/25	18.20	—		260	(18)
Currency Option EUR vs USD	Put	MSI	07/03/25	1.14	—	EUR	458	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.14	—	EUR	227	(10)
Currency Option EUR vs USD	Put	MSI	07/17/25	1.14	—	EUR	546	(230)
Currency Option USD vs BRL	Put	MSI	07/07/25	6.00	—		1,571	(163,264)
Currency Option USD vs BRL	Put	MSI	07/10/25	5.50	—		234	(3,356)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		2,272	(39,449)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		235	(711)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		235	(711)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		235	(1,688)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		235	(1,688)
Currency Option USD vs ZAR	Put	CITI	07/29/25	17.70	—		282	(3,296)

Total OTC Traded (premiums received $195,689)								$(268,515)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.450%	3.21%(A)	1,830	$(5,755)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.53%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	10,800	(16,896)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	9,170	(20,697)
CDX.NA.HY.44.V1, 06/20/30	Put	GSI	07/16/25	$99.00	5.00%(Q)	CDX.NA.HY.44.V1(Q)	1,500	(547)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	07/16/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	7,560	(581)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	10,800	(4,388)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.88%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	9,170	(2,950)

Total OTC Swaptions (premiums received $54,185)								$(51,814)

Total Options Written (premiums received $266,543)								$(329,779)

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Financial Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
408	2 Year U.S. Treasury Notes	Sep. 2025	$84,873,563	$248,075
1,340	5 Year U.S. Treasury Notes	Sep. 2025	146,060,000	1,678,938
31	10 Year Korean Treasury Bonds	Sep. 2025	2,720,310	(3,016)
18	10 Year U.K. Gilt	Sep. 2025	2,298,557	31,269
849	10 Year U.S. Treasury Notes	Sep. 2025	95,194,125	1,642,355
303	10 Year U.S. Ultra Treasury Notes	Sep. 2025	34,622,486	706,099
480	20 Year U.S. Treasury Bonds	Sep. 2025	55,425,000	1,750,544
115	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	13,699,375	299,238
30	Euro-BTP Italian Government Bond	Sep. 2025	4,275,958	14,112
99	Mini MSCI EAFE Index	Sep. 2025	13,274,415	100,535
36	Russell 2000 E-Mini Index	Sep. 2025	3,945,060	100,016
386	S&P 500 E-Mini Index	Sep. 2025	120,697,375	4,257,298
34	Short Euro-BTP	Sep. 2025	4,323,230	(6,408)

				10,819,055

Short Positions:
148	5 Year Euro-Bobl	Sep. 2025	20,515,931	6,309
34	10 Year Australian Treasury Bonds	Sep. 2025	2,564,847	(12,763)
6	10 Year Canadian Government Bonds	Sep. 2025	537,544	(2,585)
38	10 Year Euro-Bund	Sep. 2025	5,825,787	22,336
1	10 Year Japanese Government Bonds	Sep. 2025	965,383	(2,569)
43	10 Year U.S. Treasury Notes	Sep. 2025	4,821,375	(96,578)
16	10 Year U.S. Ultra Treasury Notes	Sep. 2025	1,828,250	(7,031)
3	30 Year Euro Buxl	Sep. 2025	419,609	4,382
43	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	5,122,375	(133,835)
87	Euro Schatz Index	Sep. 2025	10,991,157	10,637
19	Euro-OAT	Sep. 2025	2,771,669	14,548

				(197,149)

				$10,621,906

Commodity Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions:
143	Brent Crude	Sep. 2025	$9,543,820	$984,247
22	Coffee ’C’	Sep. 2025	2,475,825	(444,320)
48	Copper	Sep. 2025	6,099,000	100,435
457	Corn	Sep. 2025	9,351,362	(440,732)
38	Cotton No. 2	Dec. 2025	1,294,470	6,375
49	Gasoline RBOB	Sep. 2025	4,202,848	93,005
74	Gold 100 OZ	Aug. 2025	24,476,980	(326,250)
88	Hard Red Winter Wheat	Sep. 2025	2,317,700	(120,803)
30	Lean Hogs	Aug. 2025	1,290,000	4,632
58	Live Cattle	Aug. 2025	4,961,900	65,831
27	LME Lead	Jul. 2025	1,368,853	46,911
26	LME Lead	Sep. 2025	1,329,491	38,530
54	LME Nickel	Jul. 2025	4,879,375	(49,131)
52	LME Nickel	Sep. 2025	4,741,099	(95,706)
118	LME PRI Aluminum	Jul. 2025	7,663,510	430,769
111	LME PRI Aluminum	Sep. 2025	7,215,166	318,621
95	LME Zinc	Jul. 2025	6,529,421	121,695
71	LME Zinc	Sep. 2025	4,886,007	112,648
57	Low Sulphur Gas Oil	Sep. 2025	3,722,100	248,962

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Commodity Futures contracts outstanding at June 30, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
317	Natural Gas	Sep. 2025	$11,063,300	$(822,349)
158	No. 2 Soft Red Winter Wheat	Sep. 2025	4,252,175	(155,238)
47	NY Harbor ULSD	Sep. 2025	4,445,053	347,136
45	Silver	Sep. 2025	8,138,700	117,868
165	Soybean	Nov. 2025	8,472,750	8,650
154	Soybean Meal	Dec. 2025	4,455,220	(302,860)
81	Soybean Oil	Dec. 2025	2,563,650	254,710
70	Sugar #11 (World)	Oct. 2025	1,270,080	(57,144)
163	WTI Crude	Sep. 2025	10,407,550	394,924

				881,416

Short Positions:
27	LME Lead	Jul. 2025	1,368,853	(37,915)
54	LME Nickel	Jul. 2025	4,879,375	94,527
118	LME PRI Aluminum	Jul. 2025	7,663,510	(523,824)
1	LME PRI Aluminum	Sep. 2025	65,002	(2,998)
95	LME Zinc	Jul. 2025	6,529,421	(226,599)

				(696,809)

				$184,607

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/16/25	MSI	AUD	791	$511,362	$520,813	$9,451	$—
Expiring 07/16/25	MSI	AUD	570	368,412	375,452	7,040	—
Expiring 07/22/25	CITI	AUD	32	20,907	21,118	211	—
Expiring 07/22/25	GSI	AUD	631	411,823	415,557	3,734	—
Expiring 07/22/25	HSBC	AUD	42	26,831	27,525	694	—
Expiring 07/22/25	HSBC	AUD	42	27,798	27,930	132	—
Expiring 07/22/25	MSI	AUD	2,981	1,948,465	1,962,934	14,469	—
Expiring 07/22/25	MSI	AUD	43	28,217	28,373	156	—
Expiring 07/22/25	MSI	AUD	42	27,526	27,900	374	—
Expiring 07/22/25	MSI	AUD	40	26,010	26,508	498	—
Brazilian Real,
Expiring 07/02/25	GSI	BRL	20,286	3,560,818	3,731,987	171,169	—
Expiring 08/04/25	GSI	BRL	16,133	2,910,032	2,943,572	33,540	—
British Pound,
Expiring 07/02/25	GSI	GBP	3,791	5,157,704	5,204,100	46,396	—
Expiring 07/22/25	BARC	GBP	15	19,895	20,042	147	—
Expiring 07/22/25	CITI	GBP	15	20,502	20,846	344	—
Expiring 07/22/25	GSI	GBP	357	484,381	489,879	5,498	—
Expiring 07/22/25	GSI	GBP	178	244,514	244,900	386	—
Expiring 07/22/25	GSI	GBP	178	244,799	244,906	107	—
Expiring 07/22/25	HSBC	GBP	219	289,767	300,430	10,663	—
Expiring 09/17/25	WBC	GBP	1,041	1,407,575	1,429,100	21,525	—
Expiring 09/17/25	WBC	GBP	866	1,171,408	1,189,726	18,318	—
Canadian Dollar,
Expiring 07/16/25	CITI	CAD	110	80,214	80,701	487	—
Expiring 07/22/25	CITI	CAD	664	486,075	487,979	1,904	—
Expiring 07/22/25	HSBC	CAD	45	32,604	32,904	300	—
Expiring 07/22/25	MSI	CAD	45	32,975	33,063	88	—

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 09/17/25	DB	CLP	261,978	$282,000	$281,158	$—	$(842)
Chinese Renminbi,
Expiring 07/22/25	BNP	CNH	901	125,857	126,090	233	—
Expiring 07/22/25	GSI	CNH	1,738	243,037	243,184	147	—
Expiring 07/22/25	GSI	CNH	960	133,951	134,298	347	—
Expiring 08/20/25	MSI	CNH	3,239	453,355	454,347	992	—
Expiring 09/17/25	HSBC	CNH	5,325	746,136	748,535	2,399	—
Czech Koruna,
Expiring 07/22/25	BNP	CZK	4,056	187,077	193,376	6,299	—
Expiring 07/22/25	HSBC	CZK	4,844	223,062	230,952	7,890	—
Expiring 09/17/25	CITI	CZK	7,544	345,981	360,255	14,274	—
Danish Krone,
Expiring 09/17/25	MSI	DKK	5,432	835,366	862,716	27,350	—
Euro,
Expiring 07/02/25	MSI	EUR	21,590	25,061,574	25,435,183	373,609	—
Expiring 07/22/25	BARC	EUR	19	22,346	22,931	585	—
Expiring 07/22/25	BOA	EUR	229	262,000	270,492	8,492	—
Expiring 07/22/25	CITI	EUR	468	529,365	552,127	22,762	—
Expiring 07/22/25	CITI	EUR	451	520,000	532,417	12,417	—
Expiring 07/22/25	CITI	EUR	240	274,000	283,209	9,209	—
Expiring 07/22/25	CITI	EUR	229	261,643	270,165	8,522	—
Expiring 07/22/25	DB	EUR	231	264,000	273,009	9,009	—
Expiring 07/22/25	DB	EUR	203	234,000	239,749	5,749	—
Expiring 07/22/25	GSI	EUR	417	480,301	491,465	11,164	—
Expiring 07/22/25	HSBC	EUR	57	66,114	67,236	1,122	—
Expiring 07/22/25	MSI	EUR	2,466	2,801,233	2,908,970	107,737	—
Expiring 07/22/25	MSI	EUR	468	530,929	552,127	21,198	—
Expiring 07/22/25	MSI	EUR	422	488,462	498,088	9,626	—
Expiring 07/22/25	MSI	EUR	200	231,023	235,952	4,929	—
Expiring 07/22/25	MSI	EUR	154	176,606	181,887	5,281	—
Expiring 09/17/25	MSI	EUR	2,627	3,045,753	3,110,500	64,747	—
Expiring 09/17/25	MSI	EUR	1,861	2,130,357	2,203,009	72,652	—
Expiring 09/17/25	MSI	EUR	607	700,880	718,509	17,629	—
Expiring 09/17/25	MSI	EUR	583	675,049	690,209	15,160	—
Expiring 09/17/25	MSI	EUR	434	502,629	513,306	10,677	—
Expiring 09/17/25	MSI	EUR	415	478,881	490,926	12,045	—
Expiring 09/17/25	MSI	EUR	50	58,156	59,560	1,404	—
Hong Kong Dollar,
Expiring 08/20/25	GSI	HKD	19,376	2,502,040	2,480,382	—	(21,658)
Hungarian Forint,
Expiring 07/22/25	MSI	HUF	34,505	95,525	101,586	6,061	—
Indian Rupee,
Expiring 08/29/25	HSBC	INR	97,798	1,136,000	1,137,850	1,850	—
Expiring 09/17/25	UAG	INR	263,216	3,064,718	3,059,914	—	(4,804)
Indonesian Rupiah,
Expiring 09/17/25	CITI	IDR	1,555,653	94,000	96,057	2,057	—
Expiring 09/17/25	HSBC	IDR	57,592,607	3,526,690	3,556,182	29,492	—
Expiring 09/17/25	HSBC	IDR	16,147,395	990,000	997,056	7,056	—
Israeli Shekel,
Expiring 07/16/25	MSI	ILS	4,277	1,160,530	1,269,840	109,310	—
Japanese Yen,
Expiring 07/22/25	BOA	JPY	25,884	179,000	180,209	1,209	—
Expiring 07/22/25	CITI	JPY	70,577	486,009	491,377	5,368	—
Expiring 07/22/25	GSI	JPY	66,769	464,161	464,865	704	—
Expiring 07/22/25	GSI	JPY	28,287	193,000	196,944	3,944	—

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/22/25	HSBC	JPY	47,776	$335,000	$332,627	$—	$(2,373)
Expiring 07/22/25	SCB	JPY	105,890	749,322	737,236	—	(12,086)
Expiring 08/20/25	CITI	JPY	60,397	412,381	421,846	9,465	—
Expiring 08/20/25	MSI	JPY	541,688	3,768,107	3,783,435	15,328	—
Expiring 08/20/25	MSI	JPY	170,898	1,204,444	1,193,641	—	(10,803)
Expiring 08/20/25	MSI	JPY	118,738	821,703	829,331	7,628	—
Expiring 08/20/25	MSI	JPY	12,366	85,476	86,369	893	—
Expiring 08/20/25	WBC	JPY	7,580	51,741	52,944	1,203	—
Mexican Peso,
Expiring 07/22/25	HSBC	MXN	980	51,111	52,075	964	—
Expiring 07/22/25	MSI	MXN	19,880	1,037,633	1,056,901	19,268	—
Expiring 07/22/25	MSI	MXN	4,110	213,811	218,526	4,715	—
Expiring 09/17/25	HSBC	MXN	22,126	1,138,744	1,169,393	30,649	—
New Taiwanese Dollar,
Expiring 09/17/25	DB	TWD	8,869	302,013	310,450	8,437	—
Expiring 09/17/25	MSI	TWD	20,997	727,000	735,016	8,016	—
New Zealand Dollar,
Expiring 07/16/25	MSI	NZD	472	282,528	287,616	5,088	—
Expiring 07/22/25	BNP	NZD	944	568,674	575,878	7,204	—
Expiring 07/22/25	CITI	NZD	657	398,047	400,715	2,668	—
Expiring 07/22/25	MSI	NZD	798	483,796	486,668	2,872	—
Norwegian Krone,
Expiring 09/17/25	MSI	NOK	534	52,601	52,965	364	—
Peruvian Nuevo Sol,
Expiring 09/17/25	CITI	PEN	1,108	309,357	312,000	2,643	—
Expiring 09/17/25	CITI	PEN	587	162,624	165,213	2,589	—
Expiring 09/17/25	CITI	PEN	552	154,086	155,376	1,290	—
Expiring 09/17/25	CITI	PEN	466	130,620	131,382	762	—
Expiring 09/17/25	MSI	PEN	2,258	619,079	636,049	16,970	—
Expiring 09/17/25	SCB	PEN	1,522	422,400	428,660	6,260	—
Philippine Peso,
Expiring 09/17/25	BOA	PHP	28,243	492,975	500,658	7,683	—
Expiring 09/17/25	BOA	PHP	22,496	391,250	398,783	7,533	—
Expiring 09/17/25	HSBC	PHP	91,455	1,634,288	1,621,199	—	(13,089)
Expiring 09/17/25	HSBC	PHP	39,276	680,775	696,229	15,454	—
Polish Zloty,
Expiring 07/22/25	BNP	PLN	1,033	278,488	286,375	7,887	—
Expiring 07/22/25	GSI	PLN	763	204,010	211,641	7,631	—
Singapore Dollar,
Expiring 07/22/25	BNP	SGD	310	242,845	244,505	1,660	—
Expiring 08/20/25	CITI	SGD	2,888	2,224,852	2,280,202	55,350	—
Expiring 09/17/25	HSBC	SGD	382	297,952	301,939	3,987	—
South African Rand,
Expiring 07/22/25	GSI	ZAR	22,861	1,268,198	1,289,059	20,861	—
Expiring 07/22/25	HSBC	ZAR	20,468	1,152,407	1,154,116	1,709	—
Expiring 07/22/25	MSI	ZAR	3,804	213,811	214,469	658	—
Expiring 09/17/25	BARC	ZAR	19,632	1,101,173	1,102,581	1,408	—
South Korean Won,
Expiring 08/20/25	MSI	KRW	1,056,976	768,793	783,659	14,866	—
Expiring 09/17/25	DB	KRW	504,783	373,333	374,890	1,557	—
Expiring 09/17/25	SCB	KRW	2,122,117	1,561,000	1,576,044	15,044	—
Swedish Krona,
Expiring 07/22/25	CITI	SEK	4,581	484,014	484,975	961	—
Expiring 07/22/25	MSI	SEK	565	59,697	59,854	157	—
Expiring 09/17/25	CITI	SEK	29,958	3,140,797	3,182,909	42,112	—

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 09/17/25	MSI	SEK	3,252	$340,904	$345,464	$4,560	$—
Swiss Franc,
Expiring 07/22/25	GSI	CHF	391	483,121	494,105	10,984	—
Expiring 09/17/25	GSI	CHF	7,816	9,631,058	9,947,712	316,654	—
Expiring 09/17/25	MSI	CHF	738	912,538	938,934	26,396	—
Expiring 09/17/25	MSI	CHF	644	794,656	819,928	25,272	—
Expiring 09/17/25	MSI	CHF	508	627,668	646,193	18,525	—
Expiring 09/17/25	MSI	CHF	103	126,798	131,224	4,426	—
Expiring 09/17/25	MSI	CHF	37	46,210	47,602	1,392	—
Thai Baht,
Expiring 07/22/25	BARC	THB	7,812	241,429	240,696	—	(733)
Expiring 07/22/25	CITI	THB	9,971	305,909	307,239	1,330	—
Expiring 09/17/25	HSBC	THB	9,695	298,105	300,003	1,898	—
Expiring 09/17/25	UAG	THB	8,592	263,000	265,871	2,871	—
Turkish Lira,
Expiring 07/09/25	HSBC	TRY	61,466	1,508,469	1,532,020	23,551	—
Expiring 07/22/25	MSI	TRY	15,524	382,849	382,611	—	(238)
Expiring 07/23/25	HSBC	TRY	9,506	232,000	234,082	2,082	—
Expiring 07/23/25	UAG	TRY	17,258	421,500	424,981	3,481	—
Expiring 07/30/25	BARC	TRY	21,479	521,437	525,292	3,855	—
Expiring 12/22/25	MSI	TRY	18,159	385,920	392,490	6,570	—

				$125,379,937	$127,509,290	2,195,979	(66,626)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/16/25	MSI	AUD	923	$600,176	$607,714	$—	$(7,538)
Expiring 07/16/25	MSI	AUD	440	287,802	289,801	—	(1,999)
Expiring 07/16/25	MSI	AUD	276	174,206	181,833	—	(7,627)
Expiring 07/16/25	WBC	AUD	583	373,112	383,944	—	(10,832)
Expiring 07/22/25	BNP	AUD	601	390,504	395,866	—	(5,362)
Expiring 07/22/25	CITI	AUD	743	486,678	489,159	—	(2,481)
Expiring 07/22/25	CITI	AUD	713	460,959	469,344	—	(8,385)
Expiring 07/22/25	CITI	AUD	141	91,634	92,858	—	(1,224)
Expiring 07/22/25	HSBC	AUD	54	35,289	35,503	—	(214)
Expiring 07/22/25	HSBC	AUD	17	11,285	11,437	—	(152)
Expiring 07/22/25	HSBC	AUD	8	5,329	5,395	—	(66)
Expiring 07/22/25	MSI	AUD	1,900	1,229,710	1,251,017	—	(21,307)
Expiring 07/22/25	MSI	AUD	212	137,529	139,483	—	(1,954)
Expiring 07/22/25	MSI	AUD	67	43,637	44,079	—	(442)
Expiring 07/22/25	MSI	AUD	64	40,576	41,859	—	(1,283)
Expiring 07/22/25	MSI	AUD	33	21,669	22,044	—	(375)
Brazilian Real,
Expiring 07/02/25	DB	BRL	1,259	223,137	231,560	—	(8,423)
Expiring 07/02/25	GSI	BRL	16,133	2,932,140	2,967,849	—	(35,709)
Expiring 07/02/25	HSBC	BRL	2,895	521,000	532,578	—	(11,578)
British Pound,
Expiring 07/02/25	BOA	GBP	3,791	5,116,999	5,204,100	—	(87,101)
Expiring 07/22/25	BNP	GBP	5	6,906	6,983	—	(77)
Expiring 07/22/25	HSBC	GBP	4,011	5,416,838	5,506,387	—	(89,549)
Expiring 07/22/25	HSBC	GBP	3,886	5,256,782	5,335,038	—	(78,256)
Expiring 07/22/25	HSBC	GBP	104	141,396	143,070	—	(1,674)

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/22/25	HSBC	GBP	1	$1,095	$1,114	$—	$(19)
Expiring 07/22/25	HSBC	GBP	1	1,101	1,112	—	(11)
Expiring 08/04/25	GSI	GBP	3,791	5,158,433	5,204,971	—	(46,538)
Expiring 09/17/25	CITI	GBP	737	1,000,299	1,011,879	—	(11,580)
Expiring 09/17/25	CITI	GBP	331	449,316	454,851	—	(5,535)
Expiring 09/17/25	GSI	GBP	3,485	4,706,144	4,786,646	—	(80,502)
Expiring 09/17/25	GSI	GBP	686	925,407	941,701	—	(16,294)
Expiring 09/17/25	MSI	GBP	1,135	1,524,007	1,558,331	—	(34,324)
Expiring 09/17/25	MSI	GBP	602	810,186	826,340	—	(16,154)
Expiring 09/17/25	MSI	GBP	221	297,240	302,822	—	(5,582)
Expiring 09/17/25	MSI	GBP	221	297,710	303,783	—	(6,073)
Expiring 09/17/25	MSI	GBP	110	148,189	151,342	—	(3,153)
Expiring 09/17/25	MSI	GBP	49	66,076	67,156	—	(1,080)
Expiring 09/17/25	MSI	GBP	23	31,399	31,999	—	(600)
Expiring 09/17/25	MSI	GBP	20	27,040	27,605	—	(565)
Expiring 09/17/25	MSI	GBP	—*	135	137	—	(2)
Expiring 09/17/25	WBC	GBP	343	463,284	471,194	—	(7,910)
Canadian Dollar,
Expiring 07/16/25	CITI	CAD	2,716	1,907,468	1,996,063	—	(88,595)
Expiring 07/16/25	GSI	CAD	49	34,064	35,647	—	(1,583)
Expiring 07/22/25	BARC	CAD	6	4,246	4,275	—	(29)
Expiring 07/22/25	BNP	CAD	4,612	3,389,858	3,391,158	—	(1,300)
Expiring 07/22/25	HSBC	CAD	27	19,995	19,905	90	—
Expiring 07/22/25	MSI	CAD	3,977	2,908,034	2,923,923	—	(15,889)
Chinese Renminbi,
Expiring 09/17/25	HSBC	CNH	50,448	7,075,690	7,092,084	—	(16,394)
Czech Koruna,
Expiring 07/22/25	CITI	CZK	36,761	1,673,628	1,752,553	—	(78,925)
Expiring 07/22/25	GSI	CZK	27,746	1,287,371	1,322,785	—	(35,414)
Expiring 07/22/25	MSI	CZK	33,250	1,534,092	1,585,155	—	(51,063)
Expiring 07/22/25	MSI	CZK	22,497	1,040,580	1,072,539	—	(31,959)
Expiring 07/22/25	MSI	CZK	12,250	546,000	584,002	—	(38,002)
Euro,
Expiring 07/02/25	BNY	EUR	21,590	24,484,087	25,435,183	—	(951,096)
Expiring 07/22/25	CITI	EUR	2,533	2,902,187	2,988,530	—	(86,343)
Expiring 07/22/25	CITI	EUR	10	11,597	11,806	—	(209)
Expiring 07/22/25	GSI	EUR	206	231,000	243,436	—	(12,436)
Expiring 07/22/25	HSBC	EUR	25,916	29,686,879	30,574,829	—	(887,950)
Expiring 07/22/25	HSBC	EUR	4,088	4,498,017	4,822,712	—	(324,695)
Expiring 07/22/25	HSBC	EUR	469	539,264	553,100	—	(13,836)
Expiring 07/22/25	HSBC	EUR	359	410,000	423,531	—	(13,531)
Expiring 07/22/25	HSBC	EUR	265	305,949	312,437	—	(6,488)
Expiring 07/22/25	HSBC	EUR	26	29,917	30,694	—	(777)
Expiring 07/22/25	HSBC	EUR	1	1,102	1,127	—	(25)
Expiring 07/22/25	JPM	EUR	885	998,000	1,044,244	—	(46,244)
Expiring 07/22/25	MSI	EUR	25,447	29,346,043	30,021,809	—	(675,766)
Expiring 07/22/25	MSI	EUR	2,161	2,426,392	2,549,458	—	(123,066)
Expiring 07/22/25	MSI	EUR	118	138,225	139,131	—	(906)
Expiring 07/22/25	SSB	EUR	3,799	4,350,126	4,481,721	—	(131,595)
Expiring 07/22/25	TD	EUR	3,513	4,015,071	4,144,748	—	(129,677)
Expiring 08/04/25	MSI	EUR	21,590	25,116,661	25,493,638	—	(376,977)
Expiring 08/04/25	MSI	EUR	3,457	4,062,020	4,081,593	—	(19,573)
Expiring 09/17/25	CITI	EUR	1,919	2,201,372	2,272,752	—	(71,380)
Expiring 09/17/25	GSI	EUR	423	500,501	500,517	—	(16)
Expiring 09/17/25	GSI	EUR	331	379,606	391,935	—	(12,329)

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/17/25	MSI	EUR	1,905	$2,190,769	$2,255,346	$—	$(64,577)
Expiring 09/17/25	MSI	EUR	1,125	1,299,832	1,331,634	—	(31,802)
Expiring 09/17/25	MSI	EUR	838	967,795	992,035	—	(24,240)
Expiring 09/17/25	MSI	EUR	664	767,809	786,594	—	(18,785)
Expiring 09/17/25	MSI	EUR	545	629,170	645,214	—	(16,044)
Expiring 09/17/25	MSI	EUR	544	628,150	644,503	—	(16,353)
Expiring 09/17/25	MSI	EUR	542	626,106	641,424	—	(15,318)
Expiring 09/17/25	MSI	EUR	444	514,602	525,620	—	(11,018)
Expiring 09/17/25	MSI	EUR	286	331,598	339,007	—	(7,409)
Expiring 09/17/25	MSI	EUR	271	314,098	321,126	—	(7,028)
Expiring 09/17/25	WBC	EUR	2,209	2,530,170	2,615,903	—	(85,733)
Expiring 09/17/25	WBC	EUR	1,050	1,204,474	1,243,656	—	(39,182)
Hungarian Forint,
Expiring 07/22/25	GSI	HUF	605,386	1,724,233	1,782,294	—	(58,061)
Indian Rupee,
Expiring 09/17/25	DB	INR	32,315	375,271	375,660	—	(389)
Expiring 09/17/25	JPM	INR	106,088	1,218,000	1,233,287	—	(15,287)
Indonesian Rupiah,
Expiring 09/17/25	DB	IDR	6,052,624	369,626	373,733	—	(4,107)
Japanese Yen,
Expiring 07/22/25	BNP	JPY	264,336	1,845,426	1,840,375	5,051	—
Expiring 07/22/25	BNP	JPY	34,559	241,429	240,606	823	—
Expiring 07/22/25	CITI	JPY	69,711	482,400	485,348	—	(2,948)
Expiring 07/22/25	CITI	JPY	33,051	232,000	230,110	1,890	—
Expiring 07/22/25	DB	JPY	32,266	228,000	224,641	3,359	—
Expiring 07/22/25	GSI	JPY	70,105	484,491	488,090	—	(3,599)
Expiring 07/22/25	HSBC	JPY	256,353	1,780,236	1,784,794	—	(4,558)
Expiring 07/22/25	HSBC	JPY	31,967	221,608	222,561	—	(953)
Expiring 07/22/25	HSBC	JPY	850	5,917	5,916	1	—
Expiring 07/22/25	HSBC	JPY	159	1,105	1,107	—	(2)
Expiring 07/22/25	HSBC	JPY	158	1,102	1,101	1	—
Expiring 08/20/25	GSI	JPY	62,498	436,541	436,516	25	—
Expiring 08/20/25	MSI	JPY	75,751	526,944	529,087	—	(2,143)
Expiring 08/20/25	WBC	JPY	220,115	1,552,842	1,537,399	15,443	—
Expiring 08/20/25	WBC	JPY	74,865	518,932	522,898	—	(3,966)
Expiring 08/20/25	WBC	JPY	50,892	354,394	355,454	—	(1,060)
Mexican Peso,
Expiring 07/22/25	BNP	MXN	21,940	1,150,546	1,166,405	—	(15,859)
Expiring 07/22/25	CITI	MXN	4,575	240,279	243,221	—	(2,942)
Expiring 07/22/25	HSBC	MXN	32,657	1,707,346	1,736,191	—	(28,845)
Expiring 09/17/25	BOA	MXN	6,957	358,050	367,655	—	(9,605)
Expiring 09/17/25	DB	MXN	6,949	358,050	367,250	—	(9,200)
Expiring 09/17/25	DB	MXN	5,897	306,900	311,642	—	(4,742)
Expiring 09/17/25	MSI	MXN	5,003	261,000	264,403	—	(3,403)
New Taiwanese Dollar,
Expiring 09/17/25	CITI	TWD	94,326	3,211,596	3,301,909	—	(90,313)
Norwegian Krone,
Expiring 09/17/25	MSI	NOK	2,862	282,316	284,122	—	(1,806)
Romanian Leu,
Expiring 07/22/25	BNP	RON	609	139,185	141,123	—	(1,938)
Singapore Dollar,
Expiring 07/22/25	HSBC	SGD	2,080	1,623,231	1,638,511	—	(15,280)
Expiring 09/17/25	BOA	SGD	3,436	2,692,003	2,717,532	—	(25,529)
Expiring 09/17/25	GSI	SGD	2,143	1,677,010	1,694,691	—	(17,681)
Expiring 09/17/25	MSI	SGD	1,063	825,990	840,422	—	(14,432)

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 07/22/25	GSI	ZAR	11,373	$640,073	$641,275	$—	$(1,202)
Expiring 09/17/25	GSI	ZAR	5,831	322,000	327,507	—	(5,507)
South Korean Won,
Expiring 08/20/25	GSI	KRW	564,966	401,169	418,875	—	(17,706)
Expiring 08/20/25	GSI	KRW	493,529	365,577	365,911	—	(334)
Expiring 09/17/25	MSI	KRW	5,234,376	3,892,337	3,887,442	4,895	—
Swedish Krona,
Expiring 09/17/25	GSI	SEK	3,437	360,732	365,130	—	(4,398)
Swiss Franc,
Expiring 07/22/25	CITI	CHF	1,592	1,965,064	2,012,482	—	(47,418)
Expiring 09/17/25	MSI	CHF	435	537,869	553,152	—	(15,283)
Expiring 09/17/25	WBC	CHF	547	677,978	696,086	—	(18,108)
Thai Baht,
Expiring 07/22/25	CITI	THB	7,855	243,037	242,031	1,006	—
Expiring 07/22/25	GSI	THB	31,902	985,787	983,001	2,786	—
Expiring 07/22/25	MSI	THB	44,625	1,376,909	1,375,033	1,876	—
Expiring 09/17/25	HSBC	THB	100,272	3,102,862	3,102,838	24	—
Turkish Lira,
Expiring 07/09/25	HSBC	TRY	12,105	299,423	301,706	—	(2,283)

				$252,576,785	$258,191,489	37,270	(5,651,974)

						$2,233,249	$(5,718,600)

*	Less than 500.

Cross currency exchange contracts outstanding at June 30, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/22/25	Buy	AUD	342	CAD	304	$1,075	$—	MSI
07/22/25	Buy	AUD	739	CHF	393	—	(10,798)	GSI
07/22/25	Buy	CHF	394	EUR	420	2,330	—	GSI
07/22/25	Buy	EUR	172	JPY	27,523	10,832	—	MSI
07/22/25	Buy	EUR	243	HUF	98,061	—	(2,101)	MSI
07/22/25	Buy	EUR	420	CHF	394	—	(1,925)	BNP
07/22/25	Buy	EUR	537	PLN	2,296	—	(3,121)	CITI
07/22/25	Buy	EUR	826	SGD	1,213	19,331	—	HSBC
07/22/25	Buy	EUR	1,351	CHF	1,263	—	(3,147)	CITI
07/22/25	Buy	GBP	190	SGD	330	674	—	BARC
07/22/25	Buy	GBP	197	JPY	38,377	2,735	—	MSI
07/22/25	Buy	JPY	27,664	EUR	172	—	(9,849)	CITI
07/22/25	Buy	JPY	55,381	EUR	343	—	(19,332)	MSI
07/22/25	Buy	PLN	2,431	EUR	562	10,704	—	BNP
07/22/25	Buy	SEK	4,644	EUR	420	—	(4,156)	GSI

						$47,681	$(54,429)

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
SoftBank Group Corp.	06/20/26	1.000%(Q)	785	1.490%	$(3,429)	$(3,755)	$326	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	55,959	$(1,112,968)	$(1,256,456)	$(143,488)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	550	3.183%	$(9,873)	$(42,212)	$(32,339)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.217%	$(144,600)	$106,466	$251,066
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.217%	(94,015)	154,467	248,482
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.217%	(10,753)	46,521	57,274
	29,870	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.450%	411	(67,032)	(67,443)

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
27,245	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.450%	$—	$(60,925)	$ (60,925)
23,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.450%	97,152	165,387	68,235
30,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(203,561)	(203,561)
4,910	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.450%	908	(62,016)	(62,924)
13,090	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.450%	3,039	231,345	228,306
8,145	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.450%	(8,660)	(250,630)	(241,970)
10,670	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.450%	—	21,786	21,786
3,900	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.450%	(27,577)	(108,252)	(80,675)
1,745	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.450%	—	5,650	5,650
1,275	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.450%	581,995	572,431	(9,564)
8,040	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.450%	117,583	185,780	68,197
3,450	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.450%	26,742	132,290	105,548
8,130	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.450%	—	155,552	155,552
4,240	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.450%	(77,683)	(153,159)	(75,476)

				$464,542	$872,100	$ 407,558

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 4.315%	BOA	03/31/26	46,105	$(5,475)	$—	$(5,475)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(10,507)	32,355	—	32,355

					$26,880	$—	$26,880

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$(3,755)	$32,681	$(5,475)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$2,092,211
GS	850,000	—
MLC	—	4,437,684

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Broker	Cash and/or Foreign Currency	Securities Market Value
MSC	$227,528	$16,804,893
SG	—	13,375,027

Total	$1,077,528	$36,709,815

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$394,518,505	$—	$—
Fixed Income	539,955,918	—	—
Common Stocks	1,458,275,042	794,799,151	—
Preferred Stocks	325,800	2,879,347	—
Unaffiliated Exchange-Traded Funds	584,502,288	—	—
Unaffiliated Funds	215,570,851	—	—
Warrants	—	5,456	—
Asset-Backed Securities
Collateralized Loan Obligations	—	154,812,129	—
Other	—	263,193	—
Corporate Bonds	—	118,253,554	—
Floating Rate and Other Loans	—	4,026,888	—
Residential Mortgage-Backed Security	—	98,183	—
Sovereign Bonds	—	86,264,984	—
U.S. Government Agency Obligations	—	26,394,106	—
U.S. Treasury Obligations	—	353,874,186	—
Short-Term Investments
Affiliated Mutual Funds	464,800,549	—	—
U.S. Treasury Obligations	—	268,237,530	—
Options Purchased	100	71,103,217	—

Total	$3,657,949,053	$1,881,011,924	$—

Liabilities
Options Written	$(9,450)	$(320,329)	$—

Other Financial Instruments*
Assets
Financial Futures Contracts	$10,886,691	$—	$—
Commodity Futures Contracts	3,790,476	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,233,249	—
OTC Cross Currency Exchange Contracts	—	47,681	—
Centrally Cleared Interest Rate Swap Agreements	—	1,210,096	—
OTC Total Return Swap Agreement	—	32,355	—

Total	$14,677,167	$3,523,381	$—

Liabilities
Financial Futures Contracts	$(264,785)	$—	$—
Commodity Futures Contracts	(3,605,869)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(5,718,600)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)
Liabilities (continued)
OTC Cross Currency Exchange Contracts	$—	$(54,429)	$—
Centrally Cleared Credit Default Swap Agreements	—	(175,827)	—
OTC Credit Default Swap Agreement	—	(3,429)	—
Centrally Cleared Interest Rate Swap Agreements	—	(802,538)	—
OTC Total Return Swap Agreement	—	(5,475)	—

Total	$(3,870,654)	$(6,760,298)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	25.9%
U.S. Treasury Obligations	11.5
Unaffiliated Exchange-Traded Funds	10.8
Unaffiliated Funds	4.0
Banks	3.5
Semiconductors & Semiconductor Equipment	3.2
Software	3.1
Collateralized Loan Obligations	2.9
Pharmaceuticals	1.9
Insurance	1.7
Interactive Media & Services	1.6
Sovereign Bonds	1.6
Technology Hardware, Storage & Peripherals	1.4
Options Purchased	1.3
Oil, Gas & Consumable Fuels	1.3
Capital Markets	1.3
Aerospace & Defense	1.2
Broadline Retail	1.1
Financial Services	1.0
Specialized REITs	1.0
Entertainment	0.8
Automobiles	0.8
Hotels, Restaurants & Leisure	0.7
Machinery	0.7
Consumer Staples Distribution & Retail	0.7
Electrical Equipment	0.7
Health Care Equipment & Supplies	0.7
Biotechnology	0.6
Specialty Retail	0.6
Electric Utilities	0.6
Textiles, Apparel & Luxury Goods	0.5
Health Care REITs	0.5
IT Services	0.5
Retail REITs	0.5
U.S. Government Agency Obligations	0.5
Health Care Providers & Services	0.5
Trading Companies & Distributors	0.5
Metals & Mining	0.5
Food Products	0.5
Diversified Telecommunication Services	0.5
Chemicals	0.4
Industrial REITs	0.4
Building Products	0.4
Industrial Conglomerates	0.4
Residential REITs	0.4
Multi-Utilities	0.4
Beverages	0.4
Ground Transportation	0.3
Professional Services	0.3
Communications Equipment	0.3
Personal Care Products	0.3
Household Products	0.3
Electronic Equipment, Instruments & Components	0.3

Tobacco	0.3%
Construction Materials	0.2
Life Sciences Tools & Services	0.2
Household Durables	0.2
Consumer Finance	0.2
Electric	0.2
Media	0.2
Construction & Engineering	0.2
Wireless Telecommunication Services	0.2
Real Estate Management & Development	0.2
Retail	0.2
Air Freight & Logistics	0.1
Office REITs	0.1
Telecommunications	0.1
Automobile Components	0.1
Commercial Services & Supplies	0.1
Diversified REITs	0.1
Foods	0.1
Passenger Airlines	0.1
Pipelines	0.1
Energy Equipment & Services	0.1
Oil & Gas	0.1
Independent Power & Renewable Electricity Producers	0.1
Gas Utilities	0.1
Diversified Financial Services	0.1
Real Estate Investment Trusts (REITs)	0.1
Marine Transportation	0.1
Hotel & Resort REITs	0.1
Auto Parts & Equipment	0.1
Building Materials	0.1
Transportation Infrastructure	0.1
Commercial Services	0.1
Lodging	0.1
Healthcare-Services	0.1
Home Builders	0.1
Containers & Packaging	0.0	*
Water Utilities	0.0	*
Real Estate	0.0	*
Auto Manufacturers	0.0	*
Packaging & Containers	0.0	*
Health Care Technology	0.0	*
Airlines	0.0	*
Leisure Time	0.0	*
Holding Companies-Diversified	0.0	*
Healthcare-Products	0.0	*
Diversified Consumer Services	0.0	*
Mining	0.0	*
Engineering & Construction	0.0	*
Leisure Products	0.0	*
Computers	0.0	*
Housewares	0.0	*
Semiconductors	0.0	*
Transportation	0.0	*
Distributors	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Internet	0.0	*%
Savings & Loans	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Machinery-Diversified	0.0	*
Iron/Steel	0.0	*
Other	0.0	*
Gas	0.0	*
Investment Companies	0.0	*
Agriculture	0.0	*
Environmental Control	0.0	*
Miscellaneous Manufacturing	0.0	*

Multi-National	0.0	*%
Residential Mortgage-Backed Security	0.0	*

	102.5
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.5)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Commodity contracts	Due from/to broker-variation margin futures	$3,790,476	*	Due from/to broker-variation margin futures	$3,605,869	*

Commodity contracts	—	—		Unrealized depreciation on OTC swap agreements	5,475

Credit contracts	—	—		Due from/to broker-variation margin swaps	175,827	*

Credit contracts	—	—		Premiums received for OTC swap agreements	3,755

Credit contracts	Unaffiliated investments	20,367		Options written outstanding, at value	46,059

Credit contracts	Unrealized appreciation on OTC swap agreements	326		—	—

Equity contracts	Due from/to broker-variation margin futures	4,457,849	*	—	—

Equity contracts	Unaffiliated investments	71,034,649		—	—

Foreign exchange contracts	Unaffiliated investments	39,544		Options written outstanding, at value	268,515

Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	47,681		Unrealized depreciation on OTC cross currency exchange contracts	54,429

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,233,249		Unrealized depreciation on OTC forward foreign currency exchange contracts	5,718,600

Interest rate contracts	Due from/to broker-variation margin futures	6,428,842	*	Due from/to broker-variation margin futures	264,785	*

Interest rate contracts	Due from/to broker-variation margin swaps	1,210,096	*	Due from/to broker-variation margin swaps	802,538	*

Interest rate contracts	Unaffiliated investments	8,757		Options written outstanding, at value	15,205

Interest rate contracts	Unrealized appreciation on OTC swap agreements	32,355		—	—

		$89,304,191			$10,961,057

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$3,678,622	$—	$953,148
Credit contracts	(59,105)	140,009	—	—	(319,629)
Equity contracts	16,461,836	—	(13,438,165)	—	—
Foreign exchange contracts	(60,508)	412,933	—	(5,507,914)	—
Interest rate contracts	1,907	20,472	(1,035,459)	—	694,405

Total	$16,344,130	$573,414	$(10,795,002)	$(5,507,914)	$1,327,924

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$604,863	$—	$(1,330)
Credit contracts	13,164	(18,346)	—	—	(126,607)
Equity contracts	(2,515,133)	—	12,063,239	—	—
Foreign exchange contracts	(12,895)	(91,162)	—	(5,120,459)	—
Interest rate contracts	(28,938)	58,042	9,200,612	—	(722,315)

Total	$(2,543,802)	$(51,466)	$21,868,714	$(5,120,459)	$(850,252)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$66,084,779
Options Written (2)	127,914,437
Futures Contracts - Long Positions (2)	829,921,159
Futures Contracts - Short Positions (2)	51,831,677
Forward Foreign Currency Exchange Contracts - Purchased (3)	95,686,602
Forward Foreign Currency Exchange Contracts - Sold (3)	189,001,927
Cross Currency Exchange Contracts (4)	3,723,249
Interest Rate Swap Agreements (2)	255,759,460
Credit Default Swap Agreements - Buy Protection (2)	24,790,708
Credit Default Swap Agreements - Sell Protection (2)	21,309,101
Total Return Swap Agreements (2)	57,404,455

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$148,451,850	$(148,451,850)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$5,263	$—	$5,263	$—	$5,263
BARC(6)	1,406	(762)	644	—	644
BNP(4)	10,704	—	10,704	—	10,704
BNP(6)	29,157	(26,461)	2,696	—	2,696
BNY(4)	—	(951,096)	(951,096)	669,150	(281,946)
BOA(3)	—	(5,475)	(5,475)	5,475	—
BOA(4)	24,917	(122,235)	(97,318)	—	(97,318)
CITI(4)	64,311	(198,072)	(133,761)	—	(133,761)
CITI(5)	121,688	(177,090)	(55,402)	—	(55,402)
CITI(6)	13,792	(155,097)	(141,305)	—	(141,305)
DB(4)	55,281	(46,430)	8,851	—	8,851
GSI(4)	287,730	(122,754)	164,976	(164,976)	—
GSI(5)	316,679	(154,820)	161,859	(40,000)	121,859
GSI(6)	66,679	(113,230)	(46,551)	—	(46,551)
HSBC(4)	136,995	(384,896)	(247,901)	247,901	—
HSBC(6)	24,344	(1,127,702)	(1,103,358)	—	(1,103,358)
JPM(4)	41,090	(167,367)	(126,277)	—	(126,277)
MSI(4)	549,456	(773,559)	(224,103)	140,655	(83,448)
MSI(5)	473,195	(327,306)	145,889	—	145,889
MSI(6)	75,347	(803,283)	(727,936)	—	(727,936)
SCB(4)	21,304	(12,086)	9,218	—	9,218
SSB(4)	—	(131,595)	(131,595)	—	(131,595)
TD(4)	—	(129,677)	(129,677)	—	(129,677)
UAG(4)	6,352	(4,804)	1,548	—	1,548
WBC(5)	56,489	(166,791)	(110,302)	—	(110,302)

	$2,382,179	$(6,102,588)	$(3,720,409)	$858,205	$(2,862,204)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	PGIM Fixed Income
(5)	Putnam
(6)	J.P. Morgan

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $148,451,850:
Unaffiliated investments (cost $3,706,755,662)	$4,139,686,005
Affiliated investments (cost $1,273,901,855)	1,399,274,972
Cash	1,228
Foreign currency, at value (cost $5,820,202)	5,841,236
Receivable for investments sold	30,608,177
Dividends and interest receivable	8,859,056
Tax reclaim receivable	7,340,375
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,233,249
Due from broker-variation margin futures	1,479,395
Deposit with broker for centrally cleared/exchange-traded derivatives	1,077,528
Receivable for Portfolio shares sold	1,006,158
Unrealized appreciation on OTC cross currency exchange contracts	47,681
Foreign capital gains tax benefit accrued	45,085
Unrealized appreciation on OTC swap agreements	32,681
Receivable from affiliate	28,982
Prepaid expenses	7,077

Total Assets	5,597,568,885

LIABILITIES
Payable to broker for collateral for securities on loan	150,265,732
Payable for investments purchased	30,161,163
Unrealized depreciation on OTC forward foreign currency exchange contracts	5,718,600
Payable to affiliate	3,116,148
Accrued expenses and other liabilities	2,001,850
Management fee payable	1,333,009
Due to broker-variation margin futures	584,804
Options written outstanding, at value (premiums received $266,543)	329,779
Distribution fee payable	201,372
Payable for Portfolio shares purchased	190,735
Due to broker-variation margin swaps	109,584
Unrealized depreciation on OTC cross currency exchange contracts	54,429
Unrealized depreciation on OTC swap agreements	5,475
Premiums received for OTC swap agreements	3,755
Trustees’ fees payable	3,010
Affiliated transfer agent fee payable	956

Total Liabilities	194,080,401

NET ASSETS	$5,403,488,484

Net assets were comprised of:
Partners’ Equity	$5,403,488,484

Net asset value and redemption price per share, $5,403,488,484 / 174,268,610 outstanding shares of beneficial interest	$31.01

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,023,971 foreign withholding tax, of which $184,700 is reimbursable by an affiliate)	$34,327,540
Interest income	22,409,593
Affiliated dividend income	8,395,171
Income from securities lending, net (including affiliated income of $170,929)	186,138

Total income	65,318,442

EXPENSES
Management fee	16,336,172
Distribution fee	6,667,826
Custodian and accounting fees	394,607
Audit fee	57,401
Trustees’ fees	50,350
Professional fees	41,657
Shareholders’ reports	5,518
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,520
Miscellaneous	90,100

Total expenses	23,648,151
Less: Fee waiver and/or expense reimbursement	(2,526,483)
Distribution fee waiver	(481,814)

Net expenses	20,639,854

NET INVESTMENT INCOME (LOSS)	44,678,588

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $25,142,532) (net of foreign capital gains taxes $9,533)	125,388,134
Futures transactions	(10,795,002)
Forward and cross currency contract transactions	(5,507,914)
Options written transactions	573,414
Swap agreements transactions	1,327,924
Foreign currency transactions	366,285

111,352,841

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $15,756,774) (net of change in foreign capital gains taxes $121,541)	197,272,271
Futures	21,868,714
Forward and cross currency contracts	(5,120,459)
Options written	(51,466)
Swap agreements	(850,252)
Foreign currencies	539,812

213,658,620

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	325,011,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$369,690,049

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 44,678,588	$ 97,356,971
Net realized gain (loss) on investment and foreign currency transactions	111,352,841	480,012,803
Net capital gain distributions received	—	829,938
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	213,658,620	47,397,931

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	369,690,049	625,597,643

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,236,058 and 2,281,611 shares, respectively]	64,675,434	63,865,138
Portfolio shares purchased [21,899,292 and 40,740,085 shares, respectively]	(629,891,581)	(1,134,633,531)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(565,216,147)	(1,070,768,393)

TOTAL INCREASE (DECREASE)	(195,526,098)	(445,170,750)
NET ASSETS:
Beginning of period	5,599,014,582	6,044,185,332

End of period	$5,403,488,484	$ 5,599,014,582

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$28.87		$26.01	$22.73	$27.25	$23.95	$21.63

Income (Loss) From Investment Operations:
Net investment income (loss)	0.24		0.45	0.52	0.42	0.27	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.90		2.41	2.76	(4.94)	3.03	2.10

Total from investment operations	2.14		2.86	3.28	(4.52)	3.30	2.32

Net Asset Value, end of period	$31.01		$28.87	$26.01	$22.73	$27.25	$23.95

Total Return(b)	7.41%		11.00%	14.48%	(16.62)%	13.83%	10.68%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,403		$5,599	$6,044	$5,836	$8,610	$8,621
Average net assets (in millions)	$5,378		$5,960	$5,900	$6,884	$8,754	$7,816
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.77	%(d)	0.73%	0.87%	0.87%	0.85%	0.87%
Expenses before waivers and/or expense reimbursement	0.88	%(d)	0.92%	0.92%	0.91%	0.89%	0.91%
Net investment income (loss)	1.68	%(d)	1.63%	2.18%	1.74%	1.06%	1.06%
Portfolio turnover rate(e)(f)	38%		87%	298%	537%	467%	728%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 89.3%

AFFILIATED MUTUAL FUND — 12.5%
Fixed Income
AST PGIM Fixed Income Central Portfolio* (cost $1,530,873,801)(wa)	148,721,071	$1,711,779,532

COMMON STOCKS — 54.4%
Aerospace & Defense — 1.7%
AAR Corp.*	15,100	1,038,729
Airbus SE (France)	45,371	9,491,647
Archer Aviation, Inc. (Class A Stock)*(a)	91,900	997,115
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	46,060	174,424
Astronics Corp.*	13,900	465,372
ATI, Inc.*	21,195	1,829,976
Axon Enterprise, Inc.*	6,509	5,389,061
BAE Systems PLC (United Kingdom)	135,584	3,518,796
Bharat Electronics Ltd. (India)	42,557	209,293
Boeing Co. (The)*	214,177	44,876,507
BWX Technologies, Inc.	1,768	254,698
Curtiss-Wright Corp.	8,662	4,231,820
Dassault Aviation SA (France)	1,704	602,487
Elbit Systems Ltd. (Israel)	1,932	860,578
Embraer SA (Brazil), ADR	84,727	4,821,814
General Dynamics Corp.	35,985	10,495,385
General Electric Co.	157,436	40,522,452
Hanwha Aerospace Co. Ltd. (South Korea)	956	599,916
HEICO Corp.	18,500	6,068,000
HEICO Corp. (Class A Stock)	4,800	1,242,000
Hexcel Corp.	1,988	112,302
Hindustan Aeronautics Ltd. (India)	508	28,856
Howmet Aerospace, Inc.	33,570	6,248,384
Huntington Ingalls Industries, Inc.	912	220,212
Intuitive Machines, Inc.*	12,400	134,788
Kongsberg Gruppen ASA (Norway)	87,401	3,389,580
L3Harris Technologies, Inc.(a)	4,215	1,057,291
Leonardo SpA (Italy)	31,702	1,788,845
Loar Holdings, Inc.*	38,497	3,317,286
Lockheed Martin Corp.	35,095	16,253,898
Mercury Systems, Inc.*	30,000	1,615,800
Moog, Inc. (Class A Stock)	1,400	253,358
MTU Aero Engines AG (Germany)	583	259,000
Northrop Grumman Corp.	17,225	8,612,155
Paras Defence & Space Technologies Ltd. (India)*	616	11,479
Rheinmetall AG (Germany)	6,357	13,462,210
Rocket Lab Corp.*(a)	19,400	693,938
Rolls-Royce Holdings PLC (United Kingdom)	702,259	9,306,791
RTX Corp.	70,583	10,306,530
Saab AB (Sweden) (Class B Stock)	22,429	1,254,079
Safran SA (France)	37,354	12,182,044
Singapore Technologies Engineering Ltd. (Singapore)	440,000	2,697,942
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	2,501	95,413
StandardAero, Inc.*	1,715	54,280
Textron, Inc.	8,450	678,451

	Shares	Value

COMMON STOCKS (continued)
Aerospace & Defense (cont’d.)
Thales SA (France)	5,305	$1,566,432
TransDigm Group, Inc.	1,027	1,561,697
V2X, Inc.*	23,800	1,155,490
Woodward, Inc.	1,364	334,303

		236,342,904

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	7,834	751,672
Deutsche Post AG (Germany)	45,448	2,105,145
DSV A/S (Denmark)	13,570	3,254,824
Expeditors International of Washington, Inc.	2,868	327,669
FedEx Corp.	42,617	9,687,270
GXO Logistics, Inc.*	2,778	135,289
United Parcel Service, Inc. (Class B Stock)	43,314	4,372,115

		20,633,984

Automobile Components — 0.2%
Adient PLC*	31,800	618,828
Aisin Corp. (Japan)	95,800	1,225,512
Aptiv PLC (United Kingdom)*	81,769	5,578,281
BorgWarner, Inc.	5,173	173,192
Cie Generale des Etablissements Michelin SCA (France)	131,234	4,881,146
Continental AG (Germany)	6,925	604,398
Dana, Inc.	56,600	970,690
Dorman Products, Inc.*	5,323	652,973
Gentex Corp.	5,523	121,451
Goodyear Tire & Rubber Co. (The)*	20,500	212,585
Hankook Tire & Technology Co. Ltd. (South Korea)	18,835	553,356
Hyundai Mobis Co. Ltd. (South Korea)	475	100,770
Lear Corp.	17,123	1,626,343
QuantumScape Corp.*	9,089	61,078
Standard Motor Products, Inc.	16,800	516,096
Sumitomo Electric Industries Ltd. (Japan)	129,700	2,781,210
TPR Co. Ltd. (Japan)	120,800	1,632,201

		22,310,110

Automobiles — 0.9%
BYD Co. Ltd. (China) (Class H Stock)	330,548	5,146,643
Eicher Motors Ltd. (India)	300	19,792
Ferrari NV (Italy)	15,131	7,412,842
Ford Motor Co.(a)	441,156	4,786,543
Geely Automobile Holdings Ltd. (China)	41,000	83,689
General Motors Co.	371,538	18,283,385
Harley-Davidson, Inc.	2,924	69,006
Hero MotoCorp Ltd. (India)	216	10,672
Honda Motor Co. Ltd. (Japan)	446,600	4,306,499
Isuzu Motors Ltd. (Japan)	74,800	947,562
Kia Corp. (South Korea)	6,451	461,598
Lucid Group, Inc.*(a)	22,715	47,929
Mahindra & Mahindra Ltd. (India)	44,720	1,659,883
Mercedes-Benz Group AG (Germany)	113,974	6,640,144
Rivian Automotive, Inc. (Class A Stock)*(a)	18,066	248,227

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Automobiles (cont’d.)
Stellantis NV	101,851	$1,020,153
Suzuki Motor Corp. (Japan)	89,400	1,077,827
Tata Motors Ltd. (India)	3,120	25,030
Tesla, Inc.*	194,955	61,929,405
Thor Industries, Inc.	1,247	110,746
Toyota Motor Corp. (Japan)	489,600	8,432,377
TVS Motor Co. Ltd. (India)	518	17,627
Winnebago Industries, Inc.	47,600	1,380,400
Zhejiang Leapmotor Technology Co. Ltd. (China), 144A*	4,300	30,040

		124,148,019

Banks — 3.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	190,425	5,199,735
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	7,203	26,439
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	4,984	29,180
Agricultural Bank of China Ltd. (China) (Class H Stock)	134,000	95,759
AIB Group PLC (Ireland)	527,586	4,354,089
Akbank TAS (Turkey)	244,507	419,019
Al Rajhi Bank (Saudi Arabia)	5,430	136,960
Amerant Bancorp, Inc.	6,800	123,964
Ameris Bancorp	31,188	2,017,864
AMMB Holdings Bhd (Malaysia)	32,200	39,014
ANZ Group Holdings Ltd. (Australia)	92,187	1,767,850
Arab National Bank (Saudi Arabia)	1,546	8,953
Associated Banc-Corp.	85,700	2,090,223
Banco Bilbao Vizcaya Argentaria SA (Spain)	407,736	6,278,428
Banco Bradesco SA (Brazil)	4,732	12,603
Banco de Chile (Chile)	720,939	109,036
Banco de Credito e Inversiones SA (Chile)	385	16,258
Banco do Brasil SA (Brazil)	45,100	184,032
Banco Santander Chile (Chile)	498,225	31,291
Banco Santander SA (Spain)	920,905	7,625,902
Bank Hapoalim BM (Israel)	148,954	2,861,119
Bank Leumi Le-Israel BM (Israel)	182,551	3,396,461
Bank of America Corp.	435,444	20,605,210
Bank of Changsha Co. Ltd. (China) (Class A Stock)	29,100	40,422
Bank of China Ltd. (China) (Class H Stock)	393,000	228,790
Bank of Communications Co. Ltd. (China) (Class H Stock)	307,000	286,078
Bank of Ireland Group PLC (Ireland)	81,694	1,164,150
Bank of Marin Bancorp	46,400	1,059,776
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	27,600	40,913
Bank OZK	2,462	115,862
Bank Polska Kasa Opieki SA (Poland)	12,483	642,930
Bank Syariah Indonesia Tbk PT (Indonesia)	1,124,853	178,868
BankUnited, Inc.	50,100	1,783,059
Banque Saudi Fransi (Saudi Arabia)	21,344	101,625
Barclays PLC (United Kingdom)	1,626,159	7,514,108

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
BayCom Corp.	13,100	$363,001
Berkshire Hills Bancorp, Inc.(a)	37,600	941,504
BNP Paribas SA (France)	79,600	7,140,256
BOC Hong Kong Holdings Ltd. (China)	662,500	2,884,023
BOK Financial Corp.	565	55,161
Brookline Bancorp, Inc.	11,186	118,012
CaixaBank SA (Spain)	274,950	2,382,390
Capitec Bank Holdings Ltd. (South Africa)	362	72,380
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	667,000	635,905
China Construction Bank Corp. (China) (Class H Stock)	1,145,000	1,158,679
China Everbright Bank Co. Ltd. (China) (Class H Stock)	1,572,000	785,533
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	42,400	42,299
Citigroup, Inc.	129,083	10,987,545
Citizens Financial Group, Inc.	9,813	439,132
Columbia Banking System, Inc.	123,627	2,890,399
Comerica, Inc.	2,981	177,817
Commerce Bancshares, Inc.	2,815	175,009
Commerzbank AG (Germany)	12,716	400,720
Commonwealth Bank of Australia (Australia)	114,203	13,899,450
ConnectOne Bancorp, Inc.	18,600	430,776
Credit Agricole SA (France)	166,798	3,155,533
Cullen/Frost Bankers, Inc.	1,359	174,686
Customers Bancorp, Inc.*	17,400	1,022,076
Danske Bank A/S (Denmark)	69,646	2,844,608
DBS Group Holdings Ltd. (Singapore)	75,350	2,660,012
Dime Community Bancshares, Inc.	55,000	1,481,700
DNB Bank ASA (Norway)	108,328	2,995,765
Eagle Bancorp, Inc.	4,400	85,712
East West Bancorp, Inc.	38,275	3,865,009
Eastern Bankshares, Inc.	44,901	685,638
Emirates NBD Bank PJSC (United Arab Emirates)	3,103	19,264
Erste Group Bank AG (Austria)	5,807	494,323
Eurobank Ergasias Services & Holdings SA (Greece)	21,743	74,889
Fifth Third Bancorp	14,982	616,210
First Abu Dhabi Bank PJSC (United Arab Emirates)	32,321	146,069
First BanCorp. (Puerto Rico)	25,200	524,916
First Citizens BancShares, Inc. (Class A Stock)	222	434,336
First Commonwealth Financial Corp.	37,500	608,625
First Financial Bancorp	51,000	1,237,260
First Foundation, Inc.	37,100	189,210
First Hawaiian, Inc.	2,950	73,632
First Horizon Corp.	11,418	242,062
First Interstate BancSystem, Inc. (Class A Stock)	8,379	241,483
Flushing Financial Corp.	8,900	105,732
FNB Corp.	8,190	119,410
Grupo Cibest SA (Colombia)	977	12,203
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	66,300	608,393

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Grupo Financiero Galicia SA (Argentina), ADR	9,741	$490,849
Haci Omer Sabanci Holding A/S (Turkey)	254,880	574,105
Hana Financial Group, Inc. (South Korea)	11,893	757,561
Hang Seng Bank Ltd. (Hong Kong)	14,600	219,090
Hanmi Financial Corp.	3,300	81,444
HDFC Bank Ltd. (India)	8,811	205,697
Heritage Financial Corp.	17,551	418,416
Hilltop Holdings, Inc.	11,500	349,025
HSBC Holdings PLC (United Kingdom)	1,391,084	16,826,818
Huaxia Bank Co. Ltd. (China) (Class A Stock)	25,500	28,184
Huntington Bancshares, Inc.	85,769	1,437,488
ICICI Bank Ltd. (India)	40,992	692,754
ICICI Bank Ltd. (India), ADR(a)	58,924	1,982,203
Independent Bank Corp.(a)	25,200	1,584,702
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	720,000	571,720
Industrial Bank Co. Ltd. (China) (Class A Stock)	4,500	14,677
Industrial Bank of Korea (South Korea)	8,984	121,338
ING Groep NV (Netherlands)	242,195	5,308,355
Intesa Sanpaolo SpA (Italy)	1,462,906	8,426,938
JPMorgan Chase & Co.	243,194	70,504,373
Kasikornbank PCL (Thailand)	13,300	62,824
KB Financial Group, Inc. (South Korea)	2,808	230,751
KeyCorp	21,362	372,126
Krung Thai Bank PCL (Thailand)	54,600	35,816
Lloyds Banking Group PLC (United Kingdom)	5,866,084	6,168,296
M&T Bank Corp.	38,429	7,454,842
Metropolitan Bank Holding Corp.*	18,000	1,260,000
Midland States Bancorp, Inc.	12,800	221,696
MidWestOne Financial Group, Inc.	7,990	229,872
Mitsubishi UFJ Financial Group, Inc. (Japan)	573,400	7,817,502
Mizrahi Tefahot Bank Ltd. (Israel)	10,422	679,846
Mizuho Financial Group, Inc. (Japan)	159,800	4,436,036
Moneta Money Bank A/S (Czech Republic), 144A	11,754	81,069
MVB Financial Corp.	23,900	538,467
National Australia Bank Ltd. (Australia)	99,829	2,587,347
NatWest Group PLC (United Kingdom)	914,898	6,425,286
Nordea Bank Abp (Finland)	331,867	4,924,147
NU Holdings Ltd. (Brazil) (Class A Stock)*	697,154	9,564,953
Oversea-Chinese Banking Corp. Ltd. (Singapore)	90,100	1,155,381
Pathward Financial, Inc.	10,800	854,496
Peapack-Gladstone Financial Corp.	44,300	1,251,475
Ping An Bank Co. Ltd. (China) (Class A Stock)	26,400	44,528
Pinnacle Financial Partners, Inc.	19,334	2,134,667
Piraeus Financial Holdings SA (Greece)	5,999	41,560
PNC Financial Services Group, Inc. (The)	154,700	28,839,174

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Popular, Inc. (Puerto Rico)	1,413	$155,727
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	2,093	43,733
Prosperity Bancshares, Inc.(a)	2,095	147,153
Regions Financial Corp.	20,252	476,327
Renasant Corp.	8,195	294,446
Resona Holdings, Inc. (Japan)	119,200	1,100,910
Riyad Bank (Saudi Arabia)	21,349	163,545
Santander Bank Polska SA (Poland)	3,202	440,023
Saudi Awwal Bank (Saudi Arabia)	1,170	10,510
Saudi National Bank (The) (Saudi Arabia)	11,738	113,020
Sberbank of Russia PJSC (Russia)^	83,328	—
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	27,300	52,963
Shinhan Financial Group Co. Ltd. (South Korea)	3,933	178,310
Societe Generale SA (France)	72,784	4,163,551
SouthState Corp.	5,410	497,882
Standard Chartered PLC (United Kingdom)	269,451	4,459,023
Sumitomo Mitsui Financial Group, Inc. (Japan)	163,800	4,124,641
Sumitomo Mitsui Trust Group, Inc. (Japan)	75,000	1,994,807
Svenska Handelsbanken AB (Sweden) (Class A Stock)	152,478	2,041,267
Swedbank AB (Sweden) (Class A Stock)	103,815	2,749,679
Synovus Financial Corp.	15,573	805,903
Texas Capital Bancshares, Inc.*	5,300	420,820
Truist Financial Corp.	438,621	18,856,317
Trustmark Corp.	6,400	233,344
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	577,307	193,751
U.S. Bancorp	238,414	10,788,233
UMB Financial Corp.	5,400	567,864
UniCredit SpA (Italy)	109,241	7,328,256
Union Bank of India Ltd. (India)	36,770	65,870
United Community Banks, Inc.	7,600	226,404
United Overseas Bank Ltd. (Singapore)	47,600	1,347,257
Unity Bancorp, Inc.	2,100	98,868
Valley National Bancorp(a)	102,300	913,539
Webster Financial Corp.	47,609	2,599,451
Wells Fargo & Co.	214,668	17,199,200
Western Alliance Bancorp	6,134	478,329
Westpac Banking Corp. (Australia)	93,396	2,081,473
Wintrust Financial Corp.	23,160	2,871,377
Woori Financial Group, Inc. (South Korea)	10,193	169,604
Yapi ve Kredi Bankasi A/S (Turkey)*	603,783	480,903
Zions Bancorp NA	42,215	2,192,647

		432,419,538

Beverages — 0.3%
Ambev SA (Brazil)	23,700	57,973
Anheuser-Busch InBev SA/NV (Belgium)	75,644	5,204,336
Asahi Group Holdings Ltd. (Japan)	24,000	320,811

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Boston Beer Co., Inc. (The) (Class A Stock)*	3,713	$708,477
Brown-Forman Corp. (Class A Stock)	750	20,602
Brown-Forman Corp. (Class B Stock)(a)	39,081	1,051,670
Carlsberg A/S (Denmark) (Class B Stock)	2,683	380,136
Coca-Cola Co. (The)	261,706	18,515,699
Coca-Cola Consolidated, Inc.	1,160	129,514
Coca-Cola HBC AG (Italy)*	51,566	2,693,944
Constellation Brands, Inc. (Class A Stock)	3,034	493,571
Diageo PLC (United Kingdom)	163,751	4,129,163
Eastroc Beverage Group Co. Ltd. (China) (Class A Stock)	900	39,492
Keurig Dr. Pepper, Inc.	55,614	1,838,599
Molson Coors Beverage Co. (Class B Stock)	4,152	199,670
Monster Beverage Corp.*	18,900	1,183,896
National Beverage Corp.*	3,700	159,988
PepsiCo, Inc.	52,198	6,892,224
Pernod Ricard SA (France)	3,661	365,190
Primo Brands Corp.	4,235	125,441

		44,510,396

Biotechnology — 1.0%
AbbVie, Inc.	123,546	22,932,609
ACADIA Pharmaceuticals, Inc.*	86,200	1,859,334
ADMA Biologics, Inc.*	48,300	879,543
Agios Pharmaceuticals, Inc.*	23,500	781,610
Akebia Therapeutics, Inc.*	88,400	321,776
Akero Therapeutics, Inc.*	10,700	570,952
Alkermes PLC*(a)	34,800	995,628
Alnylam Pharmaceuticals, Inc.*	8,500	2,771,765
Amgen, Inc.(a)	88,653	24,752,804
Amicus Therapeutics, Inc.*	23,000	131,790
Apellis Pharmaceuticals, Inc.*	5,283	91,449
Arcutis Biotherapeutics, Inc.*	42,063	589,723
Ardelyx, Inc.*	65,400	256,368
Argenx SE (Netherlands)*	3,445	1,907,093
Argenx SE (Netherlands), ADR*	4,137	2,280,397
Aurinia Pharmaceuticals, Inc. (Canada)*	17,500	148,225
Avidity Biosciences, Inc.*(a)	28,600	812,240
BeOne Medicines Ltd. (China)*	1,600	30,267
BioCryst Pharmaceuticals, Inc.*	77,900	697,984
Biogen, Inc.*	44,225	5,554,218
BioMarin Pharmaceutical, Inc.*	46,384	2,549,728
Blueprint Medicines Corp.*	11,300	1,448,434
Bridgebio Pharma, Inc.*(a)	24,200	1,044,956
CareDx, Inc.*	20,100	392,754
Caris Life Sciences, Inc.*	1,434	38,316
Catalyst Pharmaceuticals, Inc.*	35,500	770,350
Crinetics Pharmaceuticals, Inc.*	3,514	101,063
CSL Ltd.	27,076	4,276,942
Cytokinetics, Inc.*	2,500	82,600
Exact Sciences Corp.*	3,338	177,381
Exelixis, Inc.*	224,380	9,889,548
Genmab A/S (Denmark)*	15,050	3,125,410

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.	130,144	$14,429,065
Halozyme Therapeutics, Inc.*	22,400	1,165,248
Hugel, Inc. (South Korea)*	1,585	454,084
Incyte Corp.*	3,059	208,318
Innovent Biologics, Inc. (China), 144A*	9,000	90,222
Insmed, Inc.*	14,700	1,479,408
Ionis Pharmaceuticals, Inc.*	322	12,722
Madrigal Pharmaceuticals, Inc.*(a)	800	242,112
MiMedx Group, Inc.*	92,300	563,953
Mineralys Therapeutics, Inc.*	20,700	280,071
Mirati Therapeutics, Inc.^	1,574	—
Moderna, Inc.*	7,854	216,692
Myriad Genetics, Inc.*	85,200	452,412
Natera, Inc.*	788	133,125
Neurocrine Biosciences, Inc.*	70	8,798
Newamsterdam Pharma Co. NV (Netherlands)*(a)	9,714	175,921
Protagonist Therapeutics, Inc.*	5,600	309,512
PTC Therapeutics, Inc.*	16,900	825,396
Regeneron Pharmaceuticals, Inc.	2,311	1,213,275
Relay Therapeutics, Inc.*	113,700	393,402
Revolution Medicines, Inc.*	11,350	417,567
Rigel Pharmaceuticals, Inc.*	4,200	78,666
Roivant Sciences Ltd.*	8,911	100,427
Swedish Orphan Biovitrum AB (Sweden)*	20,150	613,268
TG Therapeutics, Inc.*	4,600	165,554
Travere Therapeutics, Inc.*	6,000	88,800
United Therapeutics Corp.*	1,059	304,304
Vanda Pharmaceuticals, Inc.*	88,400	417,248
Vaxcyte, Inc.*	6,999	227,537
Veracyte, Inc.*	3,200	86,496
Vertex Pharmaceuticals, Inc.*	54,494	24,260,729
Viking Therapeutics, Inc.*	1,145	30,343
Vir Biotechnology, Inc.*	107,500	541,800
Zai Lab Ltd. (China), ADR*	9,981	349,036
Zymeworks, Inc.*	10,400	130,520

		142,729,288

Broadline Retail — 1.9%
Alibaba Group Holding Ltd. (China)	50,456	714,253
Alibaba Group Holding Ltd. (China), ADR(a)	34,932	3,961,638
Amazon.com, Inc.*	947,366	207,842,627
Coupang, Inc. (South Korea)*	131,500	3,939,740
Dillard’s, Inc. (Class A Stock)	45	18,802
eBay, Inc.	23,637	1,760,011
Etsy, Inc.*	969	48,605
Falabella SA (Chile)	29,931	159,032
JD.com, Inc. (China), ADR	6,700	218,688
JD.com, Inc. (China) (Class A Stock)	6,600	107,793
Macy’s, Inc.	6,730	78,472
MercadoLibre, Inc. (Brazil)*	8,073	21,099,835
Naspers Ltd. (South Africa) (Class N Stock)	435	135,726
Next PLC (United Kingdom)	35,744	6,104,860
Ollie’s Bargain Outlet Holdings, Inc.*	1,385	182,515
Pan Pacific International Holdings Corp. (Japan)	12,600	433,378

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Broadline Retail (cont’d.)
PDD Holdings, Inc. (China), ADR*	600	$62,796
Prosus NV (China)*	138,292	7,759,081
Vipshop Holdings Ltd. (China), ADR	40,300	606,515
Wesfarmers Ltd. (Australia)	18,457	1,030,037

		256,264,404

Building Products — 0.4%
A.O. Smith Corp.	2,741	179,727
Advanced Drainage Systems, Inc.	1,130	129,792
AGC, Inc. (Japan)(a)	40,200	1,179,295
Allegion PLC	1,992	287,087
Armstrong World Industries, Inc.	709	115,170
Assa Abloy AB (Sweden) (Class B Stock)	36,103	1,128,711
AZEK Co., Inc. (The)*	1,070	58,155
Builders FirstSource, Inc.*	2,521	294,176
Bunka Shutter Co. Ltd. (Japan)	57,000	933,045
Carlisle Cos., Inc.	873	325,978
Carrier Global Corp.	121,355	8,881,973
Cie de Saint-Gobain SA (France)	39,740	4,668,466
Daikin Industries Ltd. (Japan)	7,200	845,163
Fortune Brands Innovations, Inc.	2,904	149,498
Geberit AG (Switzerland)	3,680	2,898,165
Hayward Holdings, Inc.*	154,873	2,137,247
Johnson Controls International PLC	171,424	18,105,803
Masco Corp.	4,879	314,013
Masterbrand, Inc.*	18,500	202,205
Owens Corning	32,668	4,492,503
Resideo Technologies, Inc.*	289,900	6,395,194
ROCKWOOL A/S (Denmark) (Class B Stock)	42,275	1,981,526
Simpson Manufacturing Co., Inc.	840	130,460
Trane Technologies PLC	11,100	4,855,251
Trex Co., Inc.*	1,425	77,492

		60,766,095

Capital Markets — 1.8%
3i Group PLC (United Kingdom)	122,680	6,942,733
Acadian Asset Management, Inc.	7,607	268,071
Affiliated Managers Group, Inc.	714	140,494
Ameriprise Financial, Inc.	175	93,403
Amundi SA (France), 144A	30,240	2,451,127
B3 SA - Brasil Bolsa Balcao (Brazil)	245,200	656,201
Banco BTG Pactual SA (Brazil), UTS	125,577	976,538
Bank of New York Mellon Corp. (The)	166,603	15,179,199
BGC Group, Inc. (Class A Stock)	75,500	772,365
Blackrock, Inc.	3,427	3,595,780
Blackstone, Inc.	12,223	1,828,316
Brookfield Asset Management Ltd. (Canada) (Class A Stock)	4,760	263,133
BSE Ltd. (India)	23,501	760,295
Carlyle Group, Inc. (The)	5,316	273,242
Cboe Global Markets, Inc.	2,414	562,969
Charles Schwab Corp. (The)	85,012	7,756,495
CME Group, Inc.	8,099	2,232,246
Coinbase Global, Inc. (Class A Stock)*	4,042	1,416,681
Daiwa Securities Group, Inc. (Japan)	39,000	276,979
Deutsche Bank AG (Germany)	197,945	5,868,165
Deutsche Boerse AG (Germany)	8,006	2,615,477

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Euronext NV (Netherlands), 144A	26,155	$4,481,450
Evercore, Inc. (Class A Stock)	873	235,727
FactSet Research Systems, Inc.	690	308,623
Franklin Resources, Inc.	6,964	166,091
Futu Holdings Ltd. (Hong Kong), ADR	23,170	2,863,580
Goldman Sachs Group, Inc. (The)	34,026	24,081,901
Guotai Haitong Securities Co. Ltd. (China) (Class A Stock)	8,200	21,969
HDFC Asset Management Co. Ltd. (India), 144A	2,076	125,734
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	134,467	7,232,519
Houlihan Lokey, Inc.	21,933	3,946,843
Interactive Brokers Group, Inc. (Class A Stock)	9,254	512,764
Intercontinental Exchange, Inc.	71,447	13,108,381
Invesco Ltd.(a)	459,208	7,241,710
Janus Henderson Group PLC	285,916	11,104,977
Jefferies Financial Group, Inc.	19,662	1,075,315
Julius Baer Group Ltd. (Switzerland)	9,125	618,993
KKR & Co., Inc.	34,230	4,553,617
Korea Investment Holdings Co. Ltd. (South Korea)	44,530	4,595,204
Lazard, Inc.	1,012	48,556
London Stock Exchange Group PLC (United Kingdom)	4,889	715,003
LPL Financial Holdings, Inc.	11,814	4,429,896
Macquarie Group Ltd. (Australia)	3,541	532,586
Marex Group PLC (United Kingdom)	7,564	298,551
MarketAxess Holdings, Inc.	12,550	2,802,917
Mirae Asset Securities Co. Ltd. (South Korea)	92,203	1,461,388
Moelis & Co. (Class A Stock)	2,934	182,847
Moody’s Corp.	12,007	6,022,591
Morgan Stanley	31,372	4,419,060
Morningstar, Inc.	20	6,279
MSCI, Inc.	2,826	1,629,867
Nasdaq, Inc.	123,500	11,043,370
NH Investment & Securities Co. Ltd. (South Korea)	158,205	2,339,521
Nomura Holdings, Inc. (Japan)	770,300	5,076,048
Northern Trust Corp.	4,451	564,342
Partners Group Holding AG (Switzerland)	186	243,349
Piper Sandler Cos	6,500	1,806,610
Raymond James Financial, Inc.	52,994	8,127,690
Robinhood Markets, Inc. (Class A Stock)*	73,319	6,864,858
S&P Global, Inc.	41,798	22,039,667
SBI Holdings, Inc. (Japan)	57,300	1,996,627
Schroders PLC (United Kingdom)	108,995	542,045
SEI Investments Co.	2,430	218,360
Singapore Exchange Ltd. (Singapore)	231,100	2,706,002
State Street Corp.	6,588	700,568
StepStone Group, Inc. (Class A Stock)	22,600	1,254,300
Stifel Financial Corp.	2,384	247,412
StoneX Group, Inc.*	6,500	592,410
T. Rowe Price Group, Inc.	5,052	487,518
TMX Group Ltd. (Canada)	35,583	1,508,244

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
TPG, Inc.	470	$24,652
Tradeweb Markets, Inc. (Class A Stock)	2,063	302,023
UBS Group AG (Switzerland)	241,246	8,190,729
Victory Capital Holdings, Inc. (Class A Stock)	21,600	1,375,272
Virtu Financial, Inc. (Class A Stock)	28,980	1,298,014
Virtus Investment Partners, Inc.	2,200	399,080
WisdomTree, Inc.	173,500	1,996,985
XP, Inc. (Brazil) (Class A Stock)	147,986	2,989,317

		248,689,861

Chemicals — 0.5%
AdvanSix, Inc.	49,400	1,173,250
Air Liquide SA (France)	29,892	6,163,764
Air Products & Chemicals, Inc.	5,002	1,410,864
Albemarle Corp.(a)	2,789	174,787
Asahi Kasei Corp. (Japan)	345,800	2,461,669
Ashland, Inc.	1,204	60,537
Avient Corp.	9,559	308,851
Axalta Coating Systems Ltd.*	5,221	155,012
Celanese Corp.	23,389	1,294,113
CF Industries Holdings, Inc.	3,818	351,256
Corteva, Inc.	28,637	2,134,316
Dow, Inc.(a)	16,201	429,003
DSM-Firmenich AG (Switzerland)	7,299	776,505
DuPont de Nemours, Inc.	172,125	11,806,054
Eastman Chemical Co.	2,699	201,507
Ecolab, Inc.	37,418	10,081,906
Ecovyst, Inc.*	75,400	620,542
Element Solutions, Inc.	10,854	245,843
Evonik Industries AG (Germany)	17,656	364,748
FMC Corp.	3,052	127,421
Givaudan SA (Switzerland)	360	1,745,830
Huntsman Corp.	4,050	42,201
International Flavors & Fragrances, Inc.	5,866	431,444
Linde PLC	33,605	15,766,794
LyondellBasell Industries NV (Class A Stock)	5,904	341,605
Meihua Holdings Group Co. Ltd. (China) (Class A Stock)	4,200	6,274
Mesaieed Petrochemical Holding Co. (Qatar)	2,096,058	775,150
Mitsubishi Chemical Group Corp. (Japan)	296,100	1,556,309
Mosaic Co. (The)	7,346	267,982
NewMarket Corp.	145	100,175
Nippon Paint Holdings Co. Ltd. (Japan)	29,500	237,247
Nippon Sanso Holdings Corp. (Japan)	8,800	333,005
Nitto Denko Corp. (Japan)	92,100	1,778,587
Novonesis Novozymes B (Denmark)	8,325	597,709
Olin Corp.	44,692	897,862
PhosAgro PJSC (Russia)^	14,357	—
PhosAgro PJSC (Russia), GDR*^	279	—
PPG Industries, Inc.	5,173	588,429
RPM International, Inc.	2,391	262,627
Sasol Ltd. (South Africa)*	103,021	458,733
Satellite Chemical Co. Ltd. (China) (Class A Stock)	15,700	38,049
Scotts Miracle-Gro Co. (The)	810	53,428

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The)	2,510	$861,834
Shin-Etsu Chemical Co. Ltd. (Japan)	98,300	3,246,061
Sika AG (Switzerland)	2,935	798,566
Solvay SA (Belgium)	14,042	486,371
Westlake Corp.	829	62,946
Yara International ASA (Brazil)	47,530	1,753,984
Yunnan Yuntianhua Co. Ltd. (China) (Class A Stock)	11,300	34,692
Zhejiang Juhua Co. Ltd. (China) (Class A Stock)	3,900	15,646
Zhejiang NHU Co. Ltd. (China) (Class A Stock)	11,400	33,882

		73,915,370

Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	35,500	1,675,955
ACCO Brands Corp.	204,000	730,320
ACV Auctions, Inc. (Class A Stock)*	30,802	499,608
Brambles Ltd. (Australia)	178,881	2,762,602
Cintas Corp.	12,400	2,763,588
Clean Harbors, Inc.*	1,176	271,868
Copart, Inc.*	1,165	57,166
CoreCivic, Inc.*	61,600	1,297,912
Dai Nippon Printing Co. Ltd. (Japan)	110,100	1,671,300
Deluxe Corp.	85,700	1,363,487
GFL Environmental, Inc.	2,113	106,622
Interface, Inc.	58,900	1,232,777
MSA Safety, Inc.	883	147,929
Pitney Bowes, Inc.	117,700	1,284,107
RB Global, Inc. (Canada)	3,985	423,167
Republic Services, Inc.	4,575	1,128,241
Securitas AB (Sweden) (Class B Stock)	42,658	638,690
Tetra Tech, Inc.	5,100	183,396
TOPPAN Holdings, Inc. (Japan)	65,000	1,765,857
Veralto Corp.	77,692	7,843,007
VSE Corp.(a)	3,748	490,913

		28,338,512

Communications Equipment — 0.5%
Accton Technology Corp. (Taiwan)	5,000	124,969
Arista Networks, Inc.*	104,404	10,681,573
Calix, Inc.*	30,400	1,616,976
Ciena Corp.*	3,279	266,681
Cisco Systems, Inc.	690,096	47,878,860
CommScope Holding Co., Inc.*	62,600	518,328
Digi International, Inc.*	2,300	80,178
F5, Inc.*	1,321	388,797
Juniper Networks, Inc.	7,664	306,024
Lumentum Holdings, Inc.*	1,530	145,442
Motorola Solutions, Inc.	2,087	877,500
NETGEAR, Inc.*	7,800	226,746
NetScout Systems, Inc.*	67,800	1,682,118
Nokia OYJ (Finland)	786,562	4,081,178
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	337,963	2,888,003
Viavi Solutions, Inc.*	132,700	1,336,289

		73,099,662

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)(a)	26,529	$1,843,967
AECOM	3,048	343,997
API Group Corp.*	5,285	269,799
Argan, Inc.	4,100	903,968
Bouygues SA (France)	19,577	885,364
China Railway Group Ltd. (China) (Class H Stock)	208,000	99,856
Construction Partners, Inc. (Class A Stock)*(a)	9,700	1,030,916
Eiffage SA (France)	17,034	2,393,503
EMCOR Group, Inc.	669	357,842
Everus Construction Group, Inc.*	1,249	79,349
Ferrovial SE	29,819	1,590,626
Granite Construction, Inc.(a)	6,600	617,166
Great Lakes Dredge & Dock Corp.*	22,310	271,959
Kajima Corp. (Japan)	34,200	891,995
Limbach Holdings, Inc.*	600	84,060
MasTec, Inc.*	9,661	1,646,524
Matrix Service Co.*	29,900	403,949
MYR Group, Inc.*	2,700	489,915
Primoris Services Corp.	30,800	2,400,552
Quanta Services, Inc.	766	289,609
Skanska AB (Sweden) (Class B Stock)	29,946	697,580
Sterling Infrastructure, Inc.*	8,800	2,030,424
Tutor Perini Corp.*	59,100	2,764,698
Valmont Industries, Inc.	484	158,060
Vinci SA (France)	55,109	8,126,946
WillScot Holdings Corp.	3,097	84,858

		30,757,482

Construction Materials — 0.1%
Amrize Ltd.*	25,079	1,251,026
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	6,500	16,559
Cemex SAB de CV (Mexico), UTS	27,200	18,830
China National Building Material Co. Ltd. (China) (Class H Stock)	216,000	103,387
CRH PLC	77,745	7,136,991
Eagle Materials, Inc.	461	93,173
Heidelberg Materials AG (Germany)	16,941	3,989,551
Holcim AG*	28,834	2,141,188
James Hardie Industries PLC, CDI*	21,696	582,610
JK Cement Ltd. (India)	1,064	76,325
Martin Marietta Materials, Inc.	1,369	751,526
Vulcan Materials Co.	2,775	723,775

		16,884,941

Consumer Finance — 0.3%
Ally Financial, Inc.	5,705	222,210
American Express Co.	11,389	3,632,863
Bajaj Finance Ltd. (India)	5,445	59,467
Bread Financial Holdings, Inc.	20,900	1,193,808
Capital One Financial Corp.	82,707	17,596,741
Credit Acceptance Corp.*	34	17,321
Enova International, Inc.*	16,300	1,817,776
Green Dot Corp. (Class A Stock)*	165,100	1,779,778
Muthoot Finance Ltd. (India)	3,597	110,147
NerdWallet, Inc. (Class A Stock)*	14,800	162,356

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance (cont’d.)
OneMain Holdings, Inc.	2,752	$156,864
PRA Group, Inc.*	8,100	119,475
Qifu Technology, Inc. (China), ADR	2,800	121,408
Shriram Finance Ltd. (India)	674	5,558
SLM Corp.	4,343	142,407
SoFi Technologies, Inc.*	21,126	384,704
Synchrony Financial(a)	135,262	9,027,386
Upstart Holdings, Inc.*(a)	16,600	1,073,688

		37,623,957

Consumer Staples Distribution & Retail — 1.2%
Albertson’s Cos., Inc. (Class A Stock)	9,667	207,937
Alimentation Couche-Tard, Inc. (Canada)	9,600	477,198
Andersons, Inc. (The)	2,400	88,200
BJ’s Wholesale Club Holdings, Inc.*	2,564	276,476
Carrefour SA (France)	123,145	1,737,112
Casey’s General Stores, Inc.	718	366,374
Coles Group Ltd. (Australia)	229,055	3,140,829
Costco Wholesale Corp.	43,687	43,247,509
CP ALL PCL (Thailand)	32,500	44,020
Dollar General Corp.	4,990	570,756
Dollar Tree, Inc.*	54,827	5,430,066
Empire Co. Ltd. (Canada) (Class A Stock)	14,000	580,973
Endeavour Group Ltd. (Australia)	136,741	360,946
George Weston Ltd. (Canada)	3,100	621,730
J Sainsbury PLC (United Kingdom)	36,072	143,562
Kesko OYJ (Finland) (Class B Stock)	81,341	2,006,208
Koninklijke Ahold Delhaize NV (Netherlands)	93,891	3,921,494
Kroger Co. (The)	55,682	3,994,070
Loblaw Cos. Ltd. (Canada)	3,200	529,319
Magnit PJSC (Russia)^	5,159	—
Maplebear, Inc.*	3,991	180,553
Marks & Spencer Group PLC (United Kingdom)	151,437	737,048
Medplus Health Services Ltd. (India)*	460	4,853
Nahdi Medical Co. (Saudi Arabia)	4,611	156,999
Performance Food Group Co.*	13,179	1,152,767
Seven & i Holdings Co. Ltd. (Japan)	62,400	1,004,349
Sprouts Farmers Market, Inc.*	22,600	3,720,864
Sysco Corp.	4,520	342,345
Target Corp.(a)	99,355	9,801,371
Tesco PLC (United Kingdom)	714,708	3,940,559
United Natural Foods, Inc.*	130,465	3,041,139
US Foods Holding Corp.*	87,645	6,749,541
Walgreens Boots Alliance, Inc.	16,732	192,083
Walmart, Inc.	590,429	57,732,148
Woolworths Group Ltd. (Australia)	50,083	1,025,891

		157,527,289

Containers & Packaging — 0.1%
Amcor PLC	127,001	1,167,139
AptarGroup, Inc.	1,531	239,494
Ardagh Group SA*^	250	—
Avery Dennison Corp.	1,450	254,431
Ball Corp.	6,496	364,361
Crown Holdings, Inc.	96,850	9,973,613

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Containers & Packaging (cont’d.)
Graphic Packaging Holding Co.	6,877	$144,898
International Paper Co.(a)	11,941	559,197
Klabin SA (Brazil), UTS	163,980	559,568
O-I Glass, Inc.*	100,100	1,475,474
Packaging Corp. of America	2,029	382,365
Ranpak Holdings Corp.*	58,400	208,488
Sealed Air Corp.	2,900	89,987
Silgan Holdings, Inc.	2,031	110,040
Smurfit WestRock PLC	11,891	513,097
Sonoco Products Co.	2,401	104,588

		16,146,740

Distributors — 0.0%
D’ieteren Group (Belgium)	2,875	619,129
Genuine Parts Co.	3,186	386,494
LKQ Corp.	6,079	224,984
Pool Corp.	480	139,910
Zhejiang China Commodities City Group Co. Ltd. (China) (Class A Stock)	13,600	39,328

		1,409,845

Diversified Consumer Services — 0.1%
ADT, Inc.	7,284	61,695
Adtalem Global Education, Inc.*	14,700	1,870,281
American Public Education, Inc.*	3,000	91,380
Bright Horizons Family Solutions, Inc.*	1,196	147,814
Duolingo, Inc.*	4,900	2,009,098
Frontdoor, Inc.*	40,927	2,412,237
Graham Holdings Co. (Class B Stock)	100	94,617
Grand Canyon Education, Inc.*	7,078	1,337,742
H&R Block, Inc.	2,438	133,822
Laureate Education, Inc. (Class A Stock)*	47,700	1,115,226
Perdoceo Education Corp.	56,700	1,853,523
Service Corp. International	3,239	263,655
Stride, Inc.*	5,200	754,988
Universal Technical Institute, Inc.*	9,200	311,788

		12,457,866

Diversified REITs — 0.1%
Covivio SA (France)	52,668	3,339,368
Essential Properties Realty Trust, Inc.(a)	12,101	386,143
GPT Group (The) (Australia)	191,935	612,766
LondonMetric Property PLC (United Kingdom)	152,564	426,020
Merlin Properties Socimi SA (Spain)	33,421	440,614
Stockland (Australia)	688,505	2,433,260
WP Carey, Inc.	5,011	312,586

		7,950,757

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	950,054	27,494,563
BCE, Inc. (Canada)	15,600	345,967
BT Group PLC (United Kingdom)	91,356	243,256

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Converge Information & Communications Technology Solutions, Inc. (Philippines)	52,100	$18,020
Deutsche Telekom AG (Germany)	242,241	8,866,893
Elisa OYJ (Finland)	11,600	644,745
Frontier Communications Parent, Inc.*	5,522	201,001
Hellenic Telecommunications Organization SA (Greece)	157,443	2,993,788
IDT Corp. (Class B Stock)	3,700	252,784
Iridium Communications, Inc.	2,015	60,793
Koninklijke KPN NV (Netherlands)	708,390	3,455,661
LG Uplus Corp. (South Korea)	2,520	26,679
Liberty Global Ltd. (Belgium) (Class A Stock)*	2,730	27,327
Liberty Global Ltd. (Belgium) (Class C Stock)*	2,480	25,569
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	76,800	468,480
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	93,000	578,460
NTT, Inc. (Japan)	510,400	545,674
Ooredoo QPSC (Qatar)	24,238	85,187
Orange SA (France)	292,673	4,456,880
Saudi Telecom Co. (Saudi Arabia)	6,689	75,877
Telenor ASA (Norway)	138,122	2,150,863
Telia Co. AB (Sweden)	541,583	1,947,979
Telstra Group Ltd. (Australia)	622,139	1,983,766
Verizon Communications, Inc.	239,572	10,366,280

		67,316,492

Electric Utilities — 0.8%
Alliant Energy Corp.	5,856	354,112
American Electric Power Co., Inc.	60,629	6,290,865
Centrais Eletricas Brasileiras SA (Brazil)	13,124	97,323
Chubu Electric Power Co., Inc. (Japan)	200,300	2,478,599
Constellation Energy Corp.	54,805	17,688,862
Contact Energy Ltd. (New Zealand)	109,098	598,712
Duke Energy Corp.	17,461	2,060,398
Edison International	8,661	446,908
Enel Americas SA (Chile)	674,517	65,705
Enel SpA (Italy)	1,380,365	13,100,638
Entergy Corp.	9,722	808,093
Evergy, Inc.	5,246	361,607
Eversource Energy	8,326	529,700
Exelon Corp.	22,769	988,630
FirstEnergy Corp.	12,447	501,116
Fortum OYJ (Finland)(a)	20,645	387,131
Iberdrola SA (Spain)	461,760	8,883,353
IDACORP, Inc.(a)	6,472	747,192
Inter RAO UES PJSC (Russia)*^	2,620,300	3
Kansai Electric Power Co., Inc. (The) (Japan)	245,800	2,915,144
Korea Electric Power Corp. (South Korea)	2,132	61,609
Manila Electric Co. (Philippines)	76,330	729,695
NextEra Energy, Inc.	105,025	7,290,835
NRG Energy, Inc.	92,785	14,899,415
OGE Energy Corp.	85,648	3,801,058

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Origin Energy Ltd. (Australia)	91,725	$651,975
Otter Tail Corp.	13,300	1,025,297
PG&E Corp.	139,711	1,947,571
PGE Polska Grupa Energetyczna SA (Poland)*	230,520	729,743
Pinnacle West Capital Corp.	2,759	246,848
Portland General Electric Co.	59,200	2,405,296
PPL Corp.	16,757	567,895
Public Power Corp. SA (Greece)	32,946	538,421
Southern Co. (The)	130,629	11,995,661
SSE PLC (United Kingdom)	88,401	2,225,950
Terna - Rete Elettrica Nazionale (Italy)	220,470	2,266,645
Xcel Energy, Inc.	13,009	885,913

		111,573,918

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	135,619	8,127,489
Acuity, Inc.	4,022	1,199,923
American Superconductor Corp.*	9,900	363,231
AMETEK, Inc.	14,073	2,546,650
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	1,200	42,346
Eaton Corp. PLC	17,141	6,119,166
Emerson Electric Co.	61,480	8,197,128
EnerSys	23,300	1,998,441
Fuji Electric Co. Ltd. (Japan)	33,893	1,560,837
Fujikura Ltd. (Japan)	30,300	1,593,945
GE Vernova T&D India Ltd. (India)	720	19,846
GE Vernova, Inc.	34,115	18,051,952
Generac Holdings, Inc.*	16,495	2,362,249
HD Hyundai Electric Co. Ltd. (South Korea)	1,159	434,494
Hubbell, Inc.	1,221	498,669
Legrand SA (France)	20,127	2,697,592
Mitsubishi Electric Corp. (Japan)	133,900	2,880,052
NEXTracker, Inc. (Class A Stock)*	35,100	1,908,387
Nidec Corp. (Japan)	54,100	1,051,331
NuScale Power Corp.*	2,300	90,988
nVent Electric PLC	91,280	6,686,260
Regal Rexnord Corp.(a)	3,729	540,556
Rockwell Automation, Inc.	30,160	10,018,247
Schneider Electric SE	34,495	9,261,386
Sensata Technologies Holding PLC	73,083	2,200,529
Siemens Energy AG (Germany)*	87,611	10,240,055
Zhejiang Chint Electrics Co. Ltd. (China) (Class A Stock)	12,600	39,927

		100,731,676

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	40,800	4,029,000
Arrow Electronics, Inc.*	1,279	162,983
AUO Corp. (Taiwan)*	1,280,000	541,016
Avnet, Inc.	2,130	113,060
Badger Meter, Inc.	2,000	489,900
Belden, Inc.	20,500	2,373,900
CDW Corp.	2,450	437,546
Cognex Corp.	3,965	125,770
Coherent Corp.*	4,998	445,872
Corning, Inc.	125,821	6,616,926

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Crane NXT Co.	1,211	$65,273
Delta Electronics, Inc. (Taiwan)	9,000	127,359
Elite Material Co. Ltd. (Taiwan)	3,000	90,716
Flex Ltd.*	7,555	377,146
Halma PLC (United Kingdom)	89,208	3,921,059
Hon Hai Precision Industry Co. Ltd. (Taiwan)	127,000	700,702
IPG Photonics Corp.*	678	46,545
Jabil, Inc.	878	191,492
Keyence Corp. (Japan)	13,065	5,223,757
Keysight Technologies, Inc.*	14,329	2,347,950
Kyocera Corp. (Japan)	50,000	600,518
Largan Precision Co. Ltd. (Taiwan)	1,000	81,670
Littelfuse, Inc.	600	136,038
Methode Electronics, Inc.	38,300	364,233
Murata Manufacturing Co. Ltd. (Japan)	19,200	283,789
Ouster, Inc.*	6,400	155,200
Plexus Corp.*	900	121,779
Ralliant Corp.*	2,000	96,996
Redington Ltd. (India)	4,608	17,487
Sanmina Corp.*	24,800	2,426,184
TD SYNNEX Corp.	1,832	248,602
TDK Corp. (Japan)	58,800	686,346
Teledyne Technologies, Inc.*	1,065	545,610
Trimble, Inc.*	5,501	417,966
TTM Technologies, Inc.*	50,300	2,053,246
Vontier Corp.	57,250	2,112,525
WPG Holdings Ltd. (Taiwan)	227,000	545,616
Yokogawa Electric Corp. (Japan)	28,600	764,016
Zebra Technologies Corp. (Class A Stock)*	24,676	7,609,091
Zhen Ding Technology Holding Ltd. (Taiwan)	138,000	474,911

		48,169,795

Energy Equipment & Services — 0.1%
Baker Hughes Co.	22,448	860,656
DMC Global, Inc.*	86,100	693,966
Halliburton Co.	19,669	400,854
Helix Energy Solutions Group, Inc.*	88,500	552,240
NOV, Inc.	9,135	113,548
Oil States International, Inc.*	190,400	1,020,544
ProPetro Holding Corp.*	44,100	263,277
Schlumberger NV	193,073	6,525,868
TechnipFMC PLC (United Kingdom)	65,945	2,271,146
Tenaris SA	25,764	482,938
Transocean Ltd.*(a)	79,900	206,941
Weatherford International PLC	3,065	154,200

		13,546,178

Entertainment — 1.6%
Capcom Co. Ltd. (Japan)	17,500	597,651
CTS Eventim AG & Co. KGaA (Germany)	14,181	1,763,417
Electronic Arts, Inc.	5,868	937,120
International Games System Co. Ltd. (Taiwan)	20,000	587,115
Konami Group Corp. (Japan)	25,600	4,047,405

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Entertainment (cont’d.)
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	380	$36,085
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	3,274	342,133
Liberty Media Corp.-Liberty Live (Class A Stock)*	495	39,343
Liberty Media Corp.-Liberty Live (Class C Stock)*	1,143	92,766
Madison Square Garden Sports Corp.*	390	81,491
NetEase, Inc. (China)	28,100	757,277
NetEase, Inc. (China), ADR	1,400	188,412
Netflix, Inc.*	69,509	93,081,587
Nintendo Co. Ltd. (Japan)	66,922	6,426,509
ROBLOX Corp. (Class A Stock)*	53,536	5,631,987
Roku, Inc.*	2,612	229,569
Sea Ltd. (Singapore), ADR*	59,378	9,496,917
Spotify Technology SA*	37,045	28,426,110
Take-Two Interactive Software, Inc.*	2,670	648,409
Tencent Music Entertainment Group (China), ADR	42,017	818,911
TKO Group Holdings, Inc.	920	167,394
Universal Music Group NV (Netherlands)	40,391	1,310,307
Walt Disney Co. (The)	450,382	55,851,872
Warner Bros Discovery, Inc.*	50,459	578,260

		212,138,047

Financial Services — 1.8%
Adyen NV (Netherlands), 144A*	2,472	4,539,920
Affirm Holdings, Inc.*	2,585	178,727
Apollo Global Management, Inc.	20,149	2,858,539
Banca Mediolanum SpA (Italy)	35,400	610,056
Berkshire Hathaway, Inc. (Class B Stock)*(a)	116,942	56,806,915
Block, Inc.*	7,765	527,476
Compass Diversified Holdings, MLP	7,000	43,960
Corebridge Financial, Inc.	5,662	201,001
Edenred SE (France)	24,588	763,716
Enact Holdings, Inc.	33,100	1,229,665
Essent Group Ltd.	5,445	330,675
Eurazeo SE (France)	7,301	521,968
Euronet Worldwide, Inc.*	16,682	1,691,221
Fidelity National Information Services, Inc.	52,306	4,258,231
Fiserv, Inc.*	8,989	1,549,794
Flywire Corp.*	7,839	91,716
Global Payments, Inc.	47,391	3,793,176
Industrivarden AB (Sweden) (Class A Stock)	7,930	288,283
Investor AB (Sweden) (Class B Stock)	126,786	3,757,099
Jack Henry & Associates, Inc.	1,677	302,145
Jackson Financial, Inc. (Class A Stock)	14,600	1,296,334
M&G PLC (United Kingdom)	529,420	1,871,351
Marqeta, Inc. (Class A Stock)*	172,600	1,006,258
Mastercard, Inc. (Class A Stock)	115,911	65,135,027
Meritz Financial Group, Inc. (South Korea)	5,445	452,961
MGIC Investment Corp.	5,587	155,542
Mr. Cooper Group, Inc.*	1,060	158,163

	Shares	Value

COMMON STOCKS (continued)
Financial Services (cont’d.)
NewtekOne, Inc.	7,600	$85,728
ORIX Corp. (Japan)	129,700	2,926,898
PayPal Holdings, Inc.*	187,121	13,906,833
Power Finance Corp. Ltd. (India)	12,445	62,090
Priority Technology Holdings, Inc.*	13,000	101,140
Remitly Global, Inc.*	47,700	895,329
Rocket Cos., Inc. (Class A Stock)(a)	2,370	33,607
Shift4 Payments, Inc. (Class A Stock)*(a)	7,174	711,015
TFS Financial Corp.	1,354	17,534
Toast, Inc. (Class A Stock)*	147,547	6,534,857
UWM Holdings Corp.	1,013	4,194
Visa, Inc. (Class A Stock)	162,685	57,761,309
Voya Financial, Inc.	2,293	162,803
Washington H Soul Pattinson & Co. Ltd. (Australia)	22,200	613,731
Western Union Co. (The)	6,901	58,106
WEX, Inc.*(a)	766	112,518
Wise PLC (United Kingdom) (Class A Stock)*	83,700	1,195,687

		239,603,298

Food Products — 0.5%
Adecoagro SA (Brazil)(a)	9,057	82,781
Ajinomoto Co., Inc. (Japan)	67,500	1,830,814
Archer-Daniels-Midland Co.(a)	10,833	571,766
Asian Citrus Holdings Ltd. (China)*	6,871	1,266
Associated British Foods PLC (United Kingdom)	20,874	589,782
BRF SA (Brazil)	170,200	632,169
Britannia Industries Ltd. (India)	665	45,371
Bunge Global SA	3,062	245,817
Charoen Pokphand Foods PCL (Thailand)	31,800	22,520
China Feihe Ltd. (China), 144A	21,000	15,318
Conagra Brands, Inc.	492,015	10,071,547
Danone SA (France)	11,391	932,050
Darling Ingredients, Inc.*	3,301	125,240
Flowers Foods, Inc.	4,618	73,796
Freshpet, Inc.*	780	53,009
General Mills, Inc.(a)	60,598	3,139,582
Golden Agri-Resources Ltd. (Indonesia)	3,605,200	709,622
Guangdong Haid Group Co. Ltd. (China) (Class A Stock)	4,900	40,108
Hain Celestial Group, Inc. (The)*	376,141	571,734
Hershey Co. (The)	2,910	482,915
Hormel Foods Corp.	97,421	2,946,985
Indofood Sukses Makmur Tbk PT (Indonesia)	1,107,000	554,308
Ingredion, Inc.	74,686	10,128,915
J.M. Smucker Co. (The)	2,394	235,091
Japfa Comfeed Indonesia Tbk PT (Indonesia)	220,500	20,581
JDE Peet’s NV (Netherlands)	66,993	1,913,627
Kellanova	6,345	504,618
Kraft Heinz Co. (The)	57,189	1,476,620
Lamb Weston Holdings, Inc.	2,083	108,004
Marico Ltd. (India)	2,196	18,499

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
McCormick & Co., Inc.	5,762	$436,875
Mission Produce, Inc.*	8,000	93,760
Mondelez International, Inc. (Class A Stock)	29,090	1,961,830
Muyuan Foods Co. Ltd. (China) (Class A Stock)	7,100	41,692
Nestle SA	173,986	17,298,797
Orion Corp. (South Korea)	186	14,966
Pilgrim’s Pride Corp.	939	42,236
Post Holdings, Inc.*	1,163	126,802
Samyang Foods Co. Ltd. (South Korea)	106	109,437
Seaboard Corp.	6	17,167
The Campbell’s Co.	4,582	140,438
Tyson Foods, Inc. (Class A Stock)	6,394	357,680
WH Group Ltd. (Hong Kong), 144A	3,728,360	3,593,364
Wilmar International Ltd. (China)	711,100	1,605,152

		63,984,651

Gas Utilities — 0.1%
Atmos Energy Corp.	3,606	555,721
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	3,100	128,960
GAIL India Ltd. (India)	49,702	110,648
MDU Resources Group, Inc.	5,009	83,500
National Fuel Gas Co.	41,127	3,483,868
New Jersey Resources Corp.(a)	27,800	1,245,996
Northwest Natural Holding Co.	22,100	877,812
Osaka Gas Co. Ltd. (Japan)	109,500	2,808,667
Snam SpA (Italy)	251,798	1,524,308
Southwest Gas Holdings, Inc.	17,200	1,279,508
Tokyo Gas Co. Ltd. (Japan)	67,900	2,258,497
UGI Corp.	5,091	185,414

		14,542,899

Ground Transportation — 0.5%
Avis Budget Group, Inc.*	273	46,151
Central Japan Railway Co. (Japan)	65,900	1,473,167
Covenant Logistics Group, Inc.	7,000	168,770
CSX Corp.	42,806	1,396,760
J.B. Hunt Transport Services, Inc.	1,967	282,461
Knight-Swift Transportation Holdings, Inc.	3,804	168,251
Landstar System, Inc.	751	104,404
Lyft, Inc. (Class A Stock)*(a)	72,870	1,148,431
Norfolk Southern Corp.	5,153	1,319,013
Old Dominion Freight Line, Inc.	3,720	603,756
Ryder System, Inc.	8,810	1,400,790
Saia, Inc.*	861	235,905
Schneider National, Inc. (Class B Stock)	1,182	28,545
Tokyo Metro Co. Ltd. (Japan)(a)	111,661	1,299,363
Uber Technologies, Inc.*	432,066	40,311,758
U-Haul Holding Co.*	135	8,176
U-Haul Holding Co. (Non-Voting Shares)	1,400	76,118
Union Pacific Corp.	94,296	21,695,624
West Japan Railway Co. (Japan)	65,140	1,489,170

	Shares	Value

COMMON STOCKS (continued)
Ground Transportation (cont’d.)
XPO, Inc.*	1,750	$221,008

		73,477,621

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	210,042	28,567,812
Alcon AG	10,646	944,119
Align Technology, Inc.*	1,260	238,556
Alphatec Holdings, Inc.*	14,000	155,400
Avanos Medical, Inc.*	57,200	700,128
Axogen, Inc.*	26,900	291,865
Baxter International, Inc.(a)	54,088	1,637,785
Becton, Dickinson & Co.	6,461	1,112,907
Bioventus, Inc. (Class A Stock)*	22,100	146,302
Boston Scientific Corp.*	93,751	10,069,795
Classys, Inc. (South Korea)	8,376	388,251
Coloplast A/S (Denmark) (Class B Stock)	4,838	460,592
Cooper Cos., Inc. (The)*	4,600	327,336
Demant A/S (Denmark)*	23,850	996,490
DENTSPLY SIRONA, Inc.	10,073	159,959
Dexcom, Inc.*	171,722	14,989,613
Edwards Lifesciences Corp.*	122,693	9,595,820
Envista Holdings Corp.*	4,230	82,654
EssilorLuxottica SA (France)	14,208	3,901,411
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	109,558	2,406,412
GE HealthCare Technologies, Inc.	9,954	737,293
Globus Medical, Inc. (Class A Stock)*	2,641	155,872
Hologic, Inc.*	5,147	335,378
Hoya Corp. (Japan)	27,800	3,301,587
ICU Medical, Inc.*	10,000	1,321,500
IDEXX Laboratories, Inc.*	4,400	2,359,896
Inogen, Inc.*	118,900	835,867
Insulet Corp.*	17,600	5,529,568
Intuitive Surgical, Inc.*	30,105	16,359,358
iRhythm Technologies, Inc.*	11,323	1,743,289
LivaNova PLC*	4,100	184,582
Medtronic PLC	69,160	6,028,677
Olympus Corp. (Japan)	104,100	1,236,533
Omnicell, Inc.*	5,600	164,640
Orthofix Medical, Inc.*	7,200	80,280
ResMed, Inc.(a)	2,530	652,740
Siemens Healthineers AG (Germany), 144A	9,124	506,513
Smith & Nephew PLC (United Kingdom)	72,319	1,107,511
Solventum Corp.*	3,239	245,646
Sri Trang Gloves Thailand PCL (Thailand)	1,018,200	189,860
STERIS PLC	23,935	5,749,666
Stryker Corp.	5,746	2,273,290
Teleflex, Inc.	1,081	127,947
Terumo Corp. (Japan)	63,900	1,172,685
TransMedics Group, Inc.*	600	80,406
Varex Imaging Corp.*	38,400	332,928
Zimmer Biomet Holdings, Inc.	4,541	414,185

		130,400,904

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.*	2,240	$50,826
Alignment Healthcare, Inc.*	98,600	1,380,400
Amedisys, Inc.*	793	78,023
Ardent Health, Inc.*	59,700	815,502
Cardinal Health, Inc.	72,698	12,213,264
Centene Corp.*	158,996	8,630,303
Chartwell Retirement Residences (Canada) , UTS	29,444	401,956
Chemed Corp.	309	150,461
Cigna Group (The)	44,084	14,573,289
CVS Health Corp.	270,171	18,636,396
Elevance Health, Inc.(a)	7,818	3,040,889
Encompass Health Corp.	54,495	6,682,722
Fresenius Medical Care AG (Germany)	48,445	2,783,416
Fresenius SE & Co. KGaA (Germany)	14,125	710,809
GeneDx Holdings Corp.*	4,006	369,794
Guardant Health, Inc.*	48,061	2,501,095
HCA Healthcare, Inc.	3,111	1,191,824
Henry Schein, Inc.*	2,588	189,053
Hims & Hers Health, Inc.*(a)	12,900	643,065
Humana, Inc.	12,656	3,094,139
Labcorp Holdings, Inc.	1,906	500,344
LifeStance Health Group, Inc.*	31,701	163,894
McKesson Corp.	7,828	5,736,202
Molina Healthcare, Inc.*	509	151,631
NMC Health PLC (United Arab Emirates)*^	21,382	3
Omada Health, Inc.*(a)	1,240	22,692
Option Care Health, Inc.*	61,886	2,010,057
Pediatrix Medical Group, Inc.*	86,600	1,242,710
Progyny, Inc.*	17,200	378,400
Quest Diagnostics, Inc.	2,550	458,057
Sienna Senior Living, Inc. (Canada)	3,759	52,586
Sinopharm Group Co. Ltd. (China) (Class H Stock)	6,800	15,963
Sonic Healthcare Ltd. (Australia)	123,060	2,172,155
Tenet Healthcare Corp.*	55,503	9,768,528
UnitedHealth Group, Inc.	58,437	18,230,591
Universal Health Services, Inc. (Class B Stock)	1,289	233,502

		119,274,541

Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	3,963	287,833
American Healthcare REIT, Inc.(a)	46,237	1,698,747
CareTrust REIT, Inc.	89,200	2,729,520
Diversified Healthcare Trust	376,100	1,346,438
Global Medical REIT, Inc.	8,717	60,409
Healthcare Realty Trust, Inc.	30,275	480,161
Healthpeak Properties, Inc.(a)	315,164	5,518,522
Medical Properties Trust, Inc.(a)	13,264	57,168
National Health Investors, Inc.	2,851	199,912
Omega Healthcare Investors, Inc.	7,129	261,278
Ventas, Inc.	11,248	710,311
Welltower, Inc.	28,617	4,399,291

		17,749,590

Health Care Technology — 0.0%
Certara, Inc.*	2,309	27,015

	Shares	Value

COMMON STOCKS (continued)
Health Care Technology (cont’d.)
Pro Medicus Ltd. (Australia)	12,450	$2,329,827
Veeva Systems, Inc. (Class A Stock)*	7,890	2,272,162
Waystar Holding Corp.*	9,208	376,331

		5,005,335

Hotel & Resort REITs — 0.0%
Braemar Hotels & Resorts, Inc.	49,400	121,030
Host Hotels & Resorts, Inc.	15,983	245,499
Invincible Investment Corp. (Japan)	716	308,331
Park Hotels & Resorts, Inc.(a)	5,054	51,702
RLJ Lodging Trust	67,900	494,312
Ryman Hospitality Properties, Inc.	1,889	186,387
Service Properties Trust	39,900	95,361
Summit Hotel Properties, Inc.(a)	39,844	202,806
Sunstone Hotel Investors, Inc.	17,448	151,449

		1,856,877

Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc. (Class A Stock)*	34,466	4,561,230
Amadeus IT Group SA (Spain)(a)	31,137	2,630,548
Aramark	6,229	260,808
Aristocrat Leisure Ltd. (Australia)	43,212	1,851,409
Bloomin’ Brands, Inc.	140,100	1,206,261
Booking Holdings, Inc.	3,939	22,803,816
Boyd Gaming Corp.	1,472	115,155
Brinker International, Inc.*	6,600	1,190,178
Caesars Entertainment, Inc.*	5,010	142,234
Carnival Corp.*	17,238	484,733
Cava Group, Inc.*	24,699	2,080,397
Choice Hotels International, Inc.	40	5,075
Churchill Downs, Inc.	5,779	583,679
Compass Group PLC (United Kingdom)	215,612	7,303,212
Darden Restaurants, Inc.	56,793	12,379,170
Devyani International Ltd. (India)*	123,315	241,422
Domino’s Pizza, Inc.	985	443,841
DoorDash, Inc. (Class A Stock)*	4,200	1,035,342
Dutch Bros, Inc. (Class A Stock)*	23,354	1,596,713
Entain PLC (United Kingdom)	38,488	476,698
Eternal Ltd. (India)*	530,255	1,633,079
Evolution AB (Sweden), 144A	7,590	602,821
Expedia Group, Inc.	28,800	4,857,984
Flutter Entertainment PLC (United Kingdom)*	500	142,880
Galaxy Entertainment Group Ltd. (Macau)	259,000	1,154,518
Hilton Grand Vacations, Inc.*	13,500	560,655
Hilton Worldwide Holdings, Inc.	42,698	11,372,185
Hyatt Hotels Corp. (Class A Stock)	855	119,401
InterContinental Hotels Group PLC (United Kingdom)	13,279	1,518,257
Life Time Group Holdings, Inc.*	60,300	1,828,899
MakeMyTrip Ltd. (India)*(a)	25,838	2,532,641
Marriott International, Inc. (Class A Stock)	1,235	337,414
Marriott Vacations Worldwide Corp.(a)	27,700	2,002,987
McDonald’s Corp.	34,183	9,987,247
Meituan (China) (Class B Stock), 144A*	8,370	134,640

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
MGM Resorts International*	4,985	$171,434
OPAP SA (Greece)	217,408	4,929,887
Oriental Land Co. Ltd. (Japan)	80,000	1,842,542
Penn Entertainment, Inc.*	3,719	66,459
Potbelly Corp.*	6,800	83,300
Restaurant Brands International, Inc. (Canada)	1,890	125,288
Royal Caribbean Cruises Ltd.(a)	13,600	4,258,704
Shake Shack, Inc. (Class A Stock)*	1,717	241,410
Sodexo SA (France)	9,750	600,078
Starbucks Corp.	61,615	5,645,782
Texas Roadhouse, Inc.	2,161	404,993
Travel + Leisure Co.	1,208	62,345
TravelSky Technology Ltd. (China) (Class H Stock)	7,000	9,383
Trip.com Group Ltd. (China)	350	20,498
Trip.com Group Ltd. (China), ADR	8,267	484,777
Vail Resorts, Inc.	152	23,884
Wendy’s Co. (The)	975	11,135
Wyndham Hotels & Resorts, Inc.	344	27,936
Wynn Resorts Ltd.	2,015	188,745
Yum China Holdings, Inc. (China)	500	22,355
Yum! Brands, Inc.	80,295	11,898,113
Zensho Holdings Co. Ltd. (Japan)	11,000	665,790

		131,962,367

Household Durables — 0.2%
Barratt Redrow PLC (United Kingdom)	93,100	582,991
Century Communities, Inc.	1,015	57,165
Coway Co. Ltd. (South Korea)	316	22,581
D.R. Horton, Inc.	6,193	798,402
Garmin Ltd.	3,680	768,090
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	6,400	40,179
Hisense Home Appliances Group Co. Ltd. (China) (Class H Stock)	4,000	10,927
KB Home	9,700	513,809
Lennar Corp. (Class A Stock)(a)	13,575	1,501,531
Lennar Corp. (Class B Stock)	277	29,154
M/I Homes, Inc.*	1,300	145,756
Meritage Homes Corp.	13,800	924,186
Midea Group Co. Ltd. (China) (Class H Stock)	1,700	16,163
Mohawk Industries, Inc.*	1,217	127,590
Newell Brands, Inc.	10,257	55,388
Nien Made Enterprise Co. Ltd. (Taiwan)	2,000	27,882
NVR, Inc.*	64	472,682
Panasonic Holdings Corp. (Japan)	235,900	2,523,970
PulteGroup, Inc.	25,740	2,714,540
Sekisui House Ltd. (Japan)	55,000	1,210,514
SharkNinja, Inc.*	1,130	111,859
Sony Group Corp. (Japan)	373,200	9,703,322
Taylor Morrison Home Corp.*	23,700	1,455,654
Toll Brothers, Inc.	25,908	2,956,880
TopBuild Corp.*	628	203,309
Whirlpool Corp.	1,296	131,440

		27,105,964

	Shares	Value

COMMON STOCKS (continued)
Household Products — 0.3%
Church & Dwight Co., Inc.	5,813	$558,687
Clorox Co. (The)	2,480	297,774
Colgate-Palmolive Co.	101,151	9,194,626
Energizer Holdings, Inc.	40,800	822,528
Essity AB (Sweden) (Class B Stock)	110,894	3,070,530
Henkel AG & Co. KGaA (Germany)	9,223	668,901
Kimberly-Clark Corp.	24,288	3,131,209
Procter & Gamble Co. (The)	137,162	21,852,650
Reckitt Benckiser Group PLC (United Kingdom)	84,221	5,737,724
Reynolds Consumer Products, Inc.	1,387	29,709

		45,364,338

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	16,820	176,946
Brookfield Renewable Corp. (Canada)	3,327	109,059
China Yangtze Power Co. Ltd. (China) (Class A Stock)	5,500	23,160
Clearway Energy, Inc. (Class A Stock)	6,508	196,932
Clearway Energy, Inc. (Class C Stock)	51,240	1,639,680
Huaneng Power International, Inc. (China) (Class H Stock)	10,000	6,450
NTPC Ltd. (India)	12,384	48,359
RWE AG (Germany)	55,456	2,317,406
Talen Energy Corp.*	835	242,793
Vistra Corp.	41,788	8,098,932
Zhejiang Zheneng Electric Power Co. Ltd. (China) (Class A Stock)	29,500	21,850

		12,881,567

Industrial Conglomerates — 0.4%
3M Co.	132,346	20,148,355
Astra International Tbk PT (Indonesia)	17,215,800	4,774,195
CITIC Ltd. (China)	448,000	616,835
CK Hutchison Holdings Ltd. (United Kingdom)	100,000	615,768
DCC PLC (United Kingdom)	3,691	239,548
Hitachi Ltd. (Japan)	254,500	7,396,878
Honeywell International, Inc.	14,174	3,300,841
Industries Qatar QSC (Qatar)	105,288	357,147
Jardine Matheson Holdings Ltd. (Hong Kong)	13,000	624,815
Keppel Ltd. (Singapore)	92,400	539,577
Lifco AB (Sweden) (Class B Stock)	17,850	723,404
Sekisui Chemical Co. Ltd. (Japan)	66,300	1,200,738
Siemens AG (Germany)	53,949	13,857,243
Sime Darby Bhd (Malaysia)	32,500	12,737
Smiths Group PLC (United Kingdom)	93,436	2,881,973
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	475,262	4,073,997

		61,364,051

Industrial REITs — 0.2%
Americold Realty Trust, Inc.	6,934	115,312
CapitaLand Ascendas REIT (Singapore)	208,832	440,668
EastGroup Properties, Inc.	1,199	200,377
First Industrial Realty Trust, Inc.(a)	16,237	781,487

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Industrial REITs (cont’d.)
GLP J-REIT (Japan)	364	$327,819
Goodman Group (Australia)	81,755	1,843,136
Lineage, Inc.	1,180	51,354
LXP Industrial Trust	9,462	78,156
Plymouth Industrial REIT, Inc.(a)	23,673	380,188
Prologis, Inc.	157,101	16,514,457
Rexford Industrial Realty, Inc.	5,354	190,442
STAG Industrial, Inc.	19,489	707,061
Tritax Big Box REIT PLC (United Kingdom)	131,482	267,717

		21,898,174

Insurance — 2.0%
Admiral Group PLC (United Kingdom)	74,721	3,355,465
Aegon Ltd. (Netherlands)	142,975	1,036,099
Aflac, Inc.	11,135	1,174,297
Ageas SA/NV (Belgium)	509	34,433
AIA Group Ltd. (Hong Kong)	833,600	7,551,119
Allianz SE (Germany)	24,847	10,083,746
Allstate Corp. (The)	69,362	13,963,264
American Financial Group, Inc.	1,680	212,033
American International Group, Inc.	86,347	7,390,440
Aon PLC (Class A Stock)(a)	426	151,980
Arch Capital Group Ltd.	8,438	768,280
Arthur J. Gallagher & Co.	5,403	1,729,608
Aspen Insurance Holdings Ltd. (Bermuda) (Class A Stock)*	4,875	153,416
Assurant, Inc.	1,256	248,047
Assured Guaranty Ltd.	1,325	115,407
Aviva PLC (United Kingdom)	171,147	1,455,046
AXA SA (France)	207,732	10,200,688
Axis Capital Holdings Ltd.	48,982	5,085,311
Brighthouse Financial, Inc.*	1,740	93,560
Brown & Brown, Inc.	14,477	1,605,065
China Life Insurance Co. Ltd. (China) (Class H Stock)	38,000	91,693
Chubb Ltd.	90,705	26,279,053
Cincinnati Financial Corp.	3,612	537,899
CNA Financial Corp.	1,009	46,949
CNO Financial Group, Inc.	9,000	347,220
Dai-ichi Life Holdings, Inc. (Japan)	281,800	2,142,415
DB Insurance Co. Ltd. (South Korea)	5,943	542,314
Everest Group Ltd.	879	298,728
Fairfax Financial Holdings Ltd. (Canada)	1,206	2,176,867
Fidelity National Financial, Inc.	27,258	1,528,083
First American Financial Corp.	22,207	1,363,288
Generali (Italy)	12,791	454,995
Genworth Financial, Inc. (Class A Stock)*	712,692	5,544,744
Globe Life, Inc.	2,054	255,292
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	5,800	125,396
Hannover Rueck SE (Germany)	3,087	972,755
Hanover Insurance Group, Inc. (The)	952	161,716
Hartford Insurance Group, Inc. (The)	6,543	830,110
Heritage Insurance Holdings, Inc.*	56,000	1,396,640
Hippo Holdings, Inc.*	39,600	1,106,028

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Insurance Australia Group Ltd. (Australia)	342,606	$2,036,800
Japan Post Holdings Co. Ltd. (Japan)	313,300	2,901,853
Japan Post Insurance Co. Ltd. (Japan)	26,000	588,647
Kemper Corp.	21,953	1,416,847
Legal & General Group PLC (United Kingdom)	169,400	592,720
Lincoln National Corp.	11,285	390,461
Loews Corp.	4,097	375,531
Manulife Financial Corp. (Canada)	16,700	533,958
Markel Group, Inc.*(a)	3,013	6,018,046
Marsh & McLennan Cos., Inc.	109,614	23,966,005
Medibank Private Ltd. (Australia)	358,930	1,191,971
Mercury General Corp.	2,000	134,680
MetLife, Inc.	303,939	24,442,774
MS&AD Insurance Group Holdings, Inc. (Japan)	40,500	905,402
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	9,023	5,858,945
New China Life Insurance Co. Ltd. (China) (Class H Stock)	34,200	187,271
NN Group NV (Netherlands)	119,081	7,923,543
Old Mutual Ltd. (South Africa)	13,858	9,448
Old Republic International Corp.	5,769	221,760
OUTsurance Group Ltd. (South Africa)	37,320	165,122
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	1,212,000	925,120
Phoenix Group Holdings PLC (United Kingdom)	321,152	2,905,505
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	336,000	652,907
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	86,000	548,965
Poste Italiane SpA (Italy), 144A	87,294	1,875,587
Powszechny Zaklad Ubezpieczen SA (Poland)	35,774	625,584
Primerica, Inc.	830	227,146
Principal Financial Group, Inc.	5,282	419,549
Progressive Corp. (The)	104,317	27,838,035
Prudential PLC (Hong Kong)	184,535	2,309,686
QBE Insurance Group Ltd. (Australia)	236,196	3,637,212
Reinsurance Group of America, Inc.	1,603	317,971
RenaissanceRe Holdings Ltd. (Bermuda)	9,254	2,247,797
RLI Corp.	2,078	150,073
Ryan Specialty Holdings, Inc.	6,182	420,314
Sampo OYJ (Finland) (Class A Stock)	66,625	717,052
Sanlam Ltd. (South Africa)	19,324	96,806
Skyward Specialty Insurance Group, Inc.*	51,643	2,984,449
Sompo Holdings, Inc. (Japan)	44,700	1,347,026
Suncorp Group Ltd. (Australia)	74,555	1,062,531
Swiss Life Holding AG (Switzerland)	1,007	1,019,451
Swiss Re AG	18,538	3,206,835
T&D Holdings, Inc. (Japan)	24,100	528,998
Talanx AG (Germany)	27,735	3,595,614
Tokio Marine Holdings, Inc. (Japan)	82,100	3,479,485
Travelers Cos., Inc. (The)	5,152	1,378,366

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Unipol Assicurazioni SpA (Italy)	61,625	$1,220,469
United Fire Group, Inc.	3,700	106,190
Universal Insurance Holdings, Inc.	8,100	224,613
Unum Group	23,284	1,880,416
W.R. Berkley Corp.	7,134	524,135
White Mountains Insurance Group Ltd.	70	125,700
Willis Towers Watson PLC(a)	2,298	704,337
Zurich Insurance Group AG (Switzerland)	10,860	7,598,994

		269,374,191

Interactive Media & Services — 2.8%
Alphabet, Inc. (Class A Stock)	631,764	111,335,770
Alphabet, Inc. (Class C Stock)	397,164	70,452,922
Auto Trader Group PLC (United Kingdom), 144A	214,076	2,424,795
Autohome, Inc. (China), ADR	18,200	469,378
Bilibili, Inc. (China) (Class Z Stock)*	520	11,161
Diamond Sports Group LLC*	35,236	484,495
EverQuote, Inc. (Class A Stock)*	25,800	623,844
Hello Group, Inc. (China), ADR	8,900	75,116
IAC, Inc.*	1,838	68,631
Just Dial Ltd. (India)*	1,388	15,037
Kanzhun Ltd. (China), ADR*	43,020	767,477
Kuaishou Technology (China), 144A*	76,300	619,372
LY Corp. (Japan)	123,000	452,960
Match Group, Inc.	6,250	193,063
Meitu, Inc. (China), 144A*	8,000	9,234
Meta Platforms, Inc. (Class A Stock)	251,077	185,317,423
NAVER Corp. (South Korea)	33	6,408
Pinterest, Inc. (Class A Stock)*	26,283	942,508
REA Group Ltd. (Australia)	12,927	2,047,105
Scout24 SE (Germany), 144A	20,200	2,788,587
Tencent Holdings Ltd. (China)	45,040	2,902,180
Tencent Holdings Ltd. (China), ADR	20,762	1,339,149
Trump Media & Technology Group Corp.*	110	1,984
Ziff Davis, Inc.*	14,800	447,996
ZoomInfo Technologies, Inc.*	6,332	64,080

		383,860,675

IT Services — 0.8%
Accenture PLC (Ireland) (Class A Stock)	29,682	8,871,653
Akamai Technologies, Inc.*	5,834	465,320
Amdocs Ltd.	2,581	235,490
Arabian Internet & Communications Services Co. (Saudi Arabia)	320	22,724
ASGN, Inc.*	25,501	1,273,265
Capgemini SE (France)	5,352	916,457
Cognizant Technology Solutions Corp. (Class A Stock)	180,301	14,068,887
DXC Technology Co.*	13,204	201,889
EPAM Systems, Inc.*	1,240	219,257
Fujitsu Ltd. (Japan)	155,100	3,762,630
Gartner, Inc.*	9,300	3,759,246
Globant SA*	310	28,160
HCL Technologies Ltd. (India)	259,916	5,240,420
Infosys Ltd. (India)	70,921	1,324,994

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
International Business Machines Corp.	45,368	$13,373,579
Kyndryl Holdings, Inc.*	61,581	2,583,939
LTIMindtree Ltd. (India), 144A	7,381	457,814
MongoDB, Inc.*	1,350	283,487
Mphasis Ltd. (India)	31,788	1,055,331
NEC Corp. (Japan)	232,100	6,771,530
NEXTDC Ltd. (Australia)*	35,096	335,004
Nomura Research Institute Ltd. (Japan)	23,000	919,941
Obic Co. Ltd. (Japan)	51,500	2,002,581
Okta, Inc.*	2,178	217,735
Otsuka Corp. (Japan)	26,600	541,879
Persistent Systems Ltd. (India)	9,397	662,345
SCSK Corp. (Japan)	66,700	2,009,517
Shopify, Inc. (Canada) (Class A Stock)*(a)	70,987	8,188,350
Snowflake, Inc. (Class A Stock)*	119,111	26,653,468
Tata Consultancy Services Ltd. (India)	29,313	1,183,673
Tech Mahindra Ltd. (India)	53,834	1,059,386
TIS, Inc. (Japan)	46,700	1,564,902
Twilio, Inc. (Class A Stock)*	8,707	1,082,803
VeriSign, Inc.	4,326	1,249,349
Wipro Ltd. (India)	273,076	847,298
Wix.com Ltd. (Israel)*	4,600	728,916

		114,163,219

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	32,400	1,161,190
Brunswick Corp.	1,611	88,992
Hasbro, Inc.	43,713	3,226,894
Mattel, Inc.*	7,704	151,923
YETI Holdings, Inc.*	1,020	32,150

		4,661,149

Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.*	127,400	1,484,210
Agilent Technologies, Inc.	6,461	762,463
Avantor, Inc.*	15,515	208,832
Bio-Rad Laboratories, Inc. (Class A Stock)*	459	110,766
Bio-Techne Corp.	3,700	190,365
Bruker Corp.	1,090	44,908
Charles River Laboratories International, Inc.*	1,160	176,007
Danaher Corp.	82,465	16,290,136
Divi’s Laboratories Ltd. (India)	1,025	81,435
Eurofins Scientific SE (Luxembourg)	9,575	682,365
Illumina, Inc.*	3,645	347,769
IQVIA Holdings, Inc.*	3,866	609,243
Lonza Group AG (Switzerland)	5,671	4,055,692
Mettler-Toledo International, Inc.*	474	556,817
Niagen Bioscience, Inc.*	18,900	272,349
QIAGEN NV (XETR)	37,600	1,811,554
QIAGEN NV (NYSE)	4,976	239,147
Repligen Corp.*	1,117	138,933
Revvity, Inc.(a)	2,790	269,849
Sartorius Stedim Biotech (France)	4,860	1,162,815
Sotera Health Co.*	2,759	30,680
Thermo Fisher Scientific, Inc.	14,814	6,006,484
Waters Corp.*	560	195,462

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
West Pharmaceutical Services, Inc.	11,965	$2,617,942
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	4,000	40,242

		38,386,465

Machinery — 1.0%
AGCO Corp.	1,442	148,756
Alfa Laval AB (Sweden)	32,445	1,366,539
Allison Transmission Holdings, Inc.	115,522	10,973,435
Astec Industries, Inc.	5,600	233,464
Atlas Copco AB (Sweden) (Class B Stock)	112,875	1,606,503
Caterpillar, Inc.	26,226	10,181,195
CNH Industrial NV	20,094	260,418
Columbus McKinnon Corp.	95,800	1,462,866
Crane Co.	38,235	7,260,444
Cummins India Ltd. (India)	1,282	50,845
Cummins, Inc.	9,512	3,115,180
Daifuku Co. Ltd. (Japan)	16,700	429,623
Deere & Co.	19,380	9,854,536
Donaldson Co., Inc.	2,783	193,001
Douglas Dynamics, Inc.	27,600	813,372
Dover Corp.	26,264	4,812,353
Enerpac Tool Group Corp.	5,483	222,391
Enpro, Inc.	2,200	421,410
Epiroc AB (Sweden) (Class B Stock)	35,428	679,245
Esab Corp.	1,325	159,729
ESCO Technologies, Inc.	20,800	3,990,896
FANUC Corp. (Japan)	62,000	1,683,132
Flowserve Corp.	89,559	4,688,414
Fortive Corp.	29,821	1,554,569
Gates Industrial Corp. PLC*	116,409	2,680,899
GEA Group AG (Germany)	14,667	1,028,158
Graco, Inc.	12,781	1,098,783
Haitian International Holdings Ltd. (China)	4,000	10,417
HD Hyundai Heavy Industries Co. Ltd. (South Korea)*	122	38,508
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)	403	108,827
Hillenbrand, Inc.	37,200	746,604
Hyundai Rotem Co. Ltd. (South Korea)	315	45,711
IDEX Corp.	1,725	302,858
IHI Corp. (Japan)	3,800	411,022
Illinois Tool Works, Inc.	4,417	1,092,103
Ingersoll Rand, Inc.	9,098	756,772
ITT, Inc.	1,835	287,783
Komatsu Ltd. (Japan)	108,300	3,573,200
Kone OYJ (Finland) (Class B Stock)	17,114	1,127,483
Leader Harmonious Drive Systems Co. Ltd. (China) (Class A Stock)	7,287	127,269
Lincoln Electric Holdings, Inc.	947	196,332
Lindsay Corp.	2,538	366,107
Makita Corp. (Japan)	25,000	769,949
Middleby Corp. (The)*	1,163	167,472
Mitsubishi Heavy Industries Ltd. (Japan)	205,500	5,142,512
Mueller Industries, Inc.	5,620	446,621

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Mueller Water Products, Inc. (Class A Stock)	8,200	$197,128
Nordson Corp.	1,231	263,890
Oshkosh Corp.	1,484	168,493
Otis Worldwide Corp.	36,902	3,654,036
PACCAR, Inc.	11,592	1,101,936
Parker-Hannifin Corp.	28,643	20,006,276
Pentair PLC	19,818	2,034,516
RBC Bearings, Inc.*	978	376,334
REV Group, Inc.	19,400	923,246
Sandvik AB (Sweden)	54,551	1,252,620
Schindler Holding AG (Switzerland)	1,680	610,322
Schindler Holding AG (Switzerland) (Part. Cert.)	4,093	1,524,111
Shyft Group, Inc. (The)	20,300	254,562
Sinotruk Hong Kong Ltd. (China)	8,500	24,829
SMC Corp. (Japan)	3,600	1,290,105
Snap-on, Inc.	1,163	361,902
Stanley Black & Decker, Inc.	3,543	240,038
Tennant Co.	23,963	1,856,653
Terex Corp.	54,100	2,525,929
Timken Co. (The)	1,480	107,374
Toro Co. (The)	2,315	163,624
Trinity Industries, Inc.	23,675	639,462
Volvo AB (Sweden) (Class B Stock)	48,276	1,358,372
Wartsila OYJ Abp (Finland)	128,723	3,042,286
Weichai Power Co. Ltd. (China) (Class H Stock)	16,000	32,576
Westinghouse Air Brake Technologies Corp.	3,816	798,880
Worthington Enterprises, Inc.	8,100	515,484
Xylem, Inc.	5,487	709,798
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,205,200	2,103,194
Yutong Bus Co. Ltd. (China) (Class A Stock)	9,500	33,004

		134,858,686

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	232	428,031
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,155	2,147,952
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	52,500	91,398
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	95,000	646,919
Kawasaki Kisen Kaisha Ltd. (Japan)	46,800	662,785
Kirby Corp.*	25,705	2,915,204
Matson, Inc.	2,400	267,240
Mitsui OSK Lines Ltd. (Japan)	38,500	1,285,890
Nippon Yusen KK (Japan)	63,900	2,298,800
SITC International Holdings Co. Ltd. (China)	687,000	2,202,517
Yang Ming Marine Transport Corp. (Taiwan)	6,000	14,586

		12,961,322

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Media — 0.3%
Advantage Solutions, Inc.*(a)	123,600	$163,152
AMC Networks, Inc. (Class A Stock)*	21,600	135,432
Cable One, Inc.	1,500	203,715
Charter Communications, Inc. (Class A Stock)*	7,545	3,084,471
Comcast Corp. (Class A Stock)	446,295	15,928,269
DoubleVerify Holdings, Inc.*	600	8,982
Fox Corp. (Class A Stock)	4,963	278,127
Fox Corp. (Class B Stock)	3,105	160,311
Gray Media, Inc.	31,200	141,336
Informa PLC (United Kingdom)	93,281	1,032,733
Interpublic Group of Cos., Inc. (The)	8,569	209,769
Jiangsu Phoenix Publishing & Media Corp. Ltd. (China) (Class A Stock)	20,400	31,846
Liberty Broadband Corp. (Class A Stock)*	359	35,117
Liberty Broadband Corp. (Class C Stock)*	2,030	199,711
New York Times Co. (The) (Class A Stock)	3,727	208,637
News Corp. (Class A Stock)	8,727	259,366
News Corp. (Class B Stock)	2,728	93,598
Nexstar Media Group, Inc.	462	79,903
Omnicom Group, Inc.(a)	4,430	318,694
Paramount Global (Class A Stock)(a)	313	7,183
Paramount Global (Class B Stock)(a)	13,940	179,826
Publicis Groupe SA (France)	26,116	2,949,666
Sirius XM Holdings, Inc.(a)	4,585	105,317
Stagwell, Inc.*	73,000	328,500
Trade Desk, Inc. (The) (Class A Stock)*	102,908	7,408,347
WPP PLC (United Kingdom)	379,860	2,674,591

		36,226,599

Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)(a)	19,060	2,267,712
Alcoa Corp.	5,806	171,335
Alrosa PJSC (Russia)^	575,990	1
Anglogold Ashanti PLC (United Kingdom) (XJSE)	1,669	76,242
Anglogold Ashanti PLC (United Kingdom) (NYSE)	8,880	404,662
APL Apollo Tubes Ltd. (India)	4,482	90,897
ArcelorMittal SA (Luxembourg)	73,573	2,336,260
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	5,500	5,064
BHP Group Ltd. (Australia)	440,614	10,600,114
BlueScope Steel Ltd. (Australia)	165,349	2,519,677
Boliden AB (Sweden)*	75,165	2,348,866
Carpenter Technology Corp.	7,715	2,132,272
China Gold International Resources Corp. Ltd. (China)	8,100	73,872
China Hongqiao Group Ltd. (China)	330,500	761,010
Cleveland-Cliffs, Inc.*	7,984	60,678
CMOC Group Ltd. (China) (Class H Stock)	54,000	55,111
Coeur Mining, Inc.*	219,900	1,948,314
Commercial Metals Co.	49,200	2,406,372
Eldorado Gold Corp. (Turkey)*	41,338	840,815
ERO Copper Corp. (Brazil)*	23,568	398,064

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Evolution Mining Ltd. (Australia)	102,459	$533,432
Fortescue Ltd. (Australia)	385,976	3,879,921
Freeport-McMoRan, Inc.	194,717	8,440,982
Glencore PLC (Australia)*	150,512	586,492
GMK Norilskiy Nickel PAO (Russia)*^	815,600	1
Gold Fields Ltd. (South Africa)	1,960	46,412
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	22,500	135,795
Harmony Gold Mining Co. Ltd. (South Africa)	43,171	600,679
Hindalco Industries Ltd. (India)	10,793	87,320
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	192,482	1,446,000
JFE Holdings, Inc. (Japan)	88,400	1,028,327
Kumba Iron Ore Ltd. (South Africa)(a)	38,600	621,481
Metallus, Inc.*	34,500	531,645
MP Materials Corp.*(a)	3,095	102,971
Newmont Corp.	87,345	5,088,720
Nippon Steel Corp. (Japan)	99,200	1,876,064
NMDC Ltd. (India)	25,344	20,702
Northern Star Resources Ltd. (Australia)	143,460	1,772,037
Novolipetsk Steel PJSC (Russia)^	2,758,930	4
Nucor Corp.(a)	13,343	1,728,452
Olympic Steel, Inc.	8,700	283,533
Reliance, Inc.	1,228	385,469
Rio Tinto Ltd. (Australia)	34,329	2,430,159
Rio Tinto PLC (Australia)	88,819	5,169,631
Royal Gold, Inc.	1,544	274,585
Severstal PAO (Russia)^	337,573	—
Shandong Nanshan Aluminum Co. Ltd. (China) (Class A Stock)	71,100	38,050
South32 Ltd. (Australia)	807,161	1,542,401
Southern Copper Corp. (Mexico)(a)	5,270	533,206
Steel Dynamics, Inc.	2,945	376,989
Tianshan Aluminum Group Co. Ltd. (China) (Class A Stock)	22,000	25,571
Vale SA (Brazil)	536,864	5,207,475
Western Mining Co. Ltd. (China) (Class A Stock)	14,700	34,189
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)	15,500	34,636
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	16,000	41,149

		74,401,818

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc.	17,900	135,145
AGNC Investment Corp.(a)	19,797	181,934
Annaly Capital Management, Inc.	13,602	255,990
Apollo Commercial Real Estate Finance, Inc.	12,500	121,000
Ares Commercial Real Estate Corp.(a)	19,000	90,630
Claros Mortgage Trust, Inc.	59,600	169,860
KKR Real Estate Finance Trust, Inc.(a)	28,500	249,945
Ladder Capital Corp.	41,178	442,663
MFA Financial, Inc.	10,400	98,384
Rithm Capital Corp.	72,657	820,298

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Starwood Property Trust, Inc.(a)	7,637	$153,275

		2,719,124

Multi-Utilities — 0.5%
Ameren Corp.	6,101	585,940
Avista Corp.	58,381	2,215,559
Black Hills Corp.	33,900	1,901,790
CenterPoint Energy, Inc.	194,097	7,131,124
Centrica PLC (United Kingdom)	295,757	656,218
CMS Energy Corp.	12,043	834,339
Consolidated Edison, Inc.	19,323	1,939,063
Dominion Energy, Inc.	19,199	1,085,127
DTE Energy Co.	56,980	7,547,571
E.ON SE (Germany)	213,623	3,936,140
Engie SA (France)	299,472	7,038,432
National Grid PLC (United Kingdom)	412,127	6,049,474
NiSource, Inc.	483,415	19,500,961
Northwestern Energy Group, Inc.	1,500	76,950
Public Service Enterprise Group, Inc.	34,435	2,898,738
Sembcorp Industries Ltd. (Singapore)	287,600	1,549,327
Sempra	45,585	3,453,975
WEC Energy Group, Inc.	7,205	750,761

		69,151,489

Office REITs — 0.1%
BXP, Inc.(a)	7,503	506,227
Cousins Properties, Inc.	86,114	2,586,003
Gecina SA (France)	9,457	1,041,068
Highwoods Properties, Inc.	2,579	80,181
Hudson Pacific Properties, Inc.*	428,259	1,173,430
Kilroy Realty Corp.	2,870	98,470
Nippon Building Fund, Inc. (Japan)	325	300,098
Orix JREIT, Inc. (Japan)	268	349,618
Paramount Group, Inc.	178,900	1,091,290
Piedmont Realty Trust, Inc. (Class A Stock)	27,396	199,717
SL Green Realty Corp.(a)	6,919	428,286
Vornado Realty Trust	32,869	1,256,911

		9,111,299

Oil, Gas & Consumable Fuels — 1.7%
Aker BP ASA (Norway)	17,594	449,604
Alamtri Resources Indonesia Tbk PT (Indonesia)	15,859,700	1,790,469
Antero Midstream Corp.	5,168	97,934
Antero Resources Corp.*	6,726	270,923
APA Corp.	8,482	155,136
ARC Resources Ltd. (Canada)	67,752	1,428,427
Berry Corp.	81,800	226,586
Bharat Petroleum Corp. Ltd. (India)	43,962	170,236
BKV Corp. (Thailand)*	20,000	482,400
BP PLC	572,170	2,850,721
California Resources Corp.	2,100	95,907
Cheniere Energy, Inc.	56,215	13,689,477
Chevron Corp.(a)	190,795	27,319,936
Chord Energy Corp.	1,470	142,369
Civitas Resources, Inc.	1,330	36,602
Coal India Ltd. (India)	11,440	52,313

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
ConocoPhillips	72,799	$6,532,982
Coterra Energy, Inc.	17,262	438,110
Crescent Energy Co. (Class A Stock)	8,935	76,841
Devon Energy Corp.	116,623	3,709,778
Diamondback Energy, Inc.	9,434	1,296,232
DT Midstream, Inc.	2,361	259,497
Enbridge, Inc. (Canada)	44,181	2,003,434
ENEOS Holdings, Inc. (Japan)	446,000	2,210,748
Eni SpA (Italy)	118,701	1,917,510
EOG Resources, Inc.(a)	142,933	17,096,216
EQT Corp.	30,861	1,799,814
Equinor ASA (Norway)	310,600	7,843,909
Excelerate Energy, Inc. (Class A Stock)	14,300	419,276
Expand Energy Corp.	5,004	585,168
Exxon Mobil Corp.	457,838	49,354,936
Granite Ridge Resources, Inc.	39,200	249,704
Gulfport Energy Corp.*	3,113	626,242
Hallador Energy Co.*	77,200	1,222,076
Hess Corp.	5,955	825,006
HF Sinclair Corp.	3,459	142,096
Idemitsu Kosan Co. Ltd. (Japan)	96,100	582,787
Indo Tambangraya Megah Tbk PT (Indonesia)	20,500	27,777
Inpex Corp. (Japan)	15,800	221,787
Kinder Morgan, Inc.	43,847	1,289,102
LUKOIL PJSC (Russia)*^	3,043	—
Marathon Petroleum Corp.	19,130	3,177,684
Matador Resources Co.	2,370	113,096
Murphy Oil Corp.(a)	51,900	1,167,750
Occidental Petroleum Corp.	15,298	642,669
Oil & Natural Gas Corp. Ltd. (India)	20,916	59,572
OMV AG (Austria)	10,030	545,443
ONEOK, Inc.	14,102	1,151,146
ORLEN SA (Poland)	45,577	1,038,767
Ovintiv, Inc.	6,069	230,925
PBF Energy, Inc. (Class A Stock)	12,300	266,541
Peabody Energy Corp.	175,500	2,355,210
Permian Resources Corp.	48,450	659,889
Petroleo Brasileiro SA (Brazil)	99,400	622,039
Petronas Dagangan Bhd (Malaysia)	4,400	22,496
Petroreconcavo SA (Brazil)	6,500	17,120
Phillips 66	39,630	4,727,859
PTT Exploration & Production PCL (Thailand)	11,000	37,074
PTT PCL (Thailand)	10,800	9,973
Range Resources Corp.	5,527	224,783
Reliance Industries Ltd. (India)	8,217	143,824
Repsol SA (Spain)(a)	25,957	379,657
Riley Exploration Permian, Inc.	10,900	285,907
Rosneft Oil Co. PJSC (Russia)^	19,154	—
Shell PLC	416,460	14,530,104
Shell PLC, ADR	135,633	9,549,920
SM Energy Co.	45,900	1,134,189
Surgutneftegas PAO (Russia)^	55,200	—
Talos Energy, Inc.*	32,000	271,360
Tatneft PJSC (Russia)^	133,140	—
TotalEnergies SE (France)	185,879	11,361,419
United Tractors Tbk PT (Indonesia)	1,612,100	2,129,716
Valero Energy Corp.	30,059	4,040,531

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Viper Energy, Inc.	1,845	$70,350
Vital Energy, Inc.*	7,800	125,502
Williams Cos., Inc. (The)	302,814	19,019,747
Woodside Energy Group Ltd. (Australia)	28,422	439,032
World Kinect Corp.(a)	46,300	1,312,605

		231,853,967

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	824	70,856
Suzano SA (Brazil)	92,300	870,828
Sylvamo Corp.	21,900	1,097,190

		2,038,874

Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	2,471	122,265
American Airlines Group, Inc.*	14,514	162,847
China Airlines Ltd. (Taiwan)	75,000	55,418
Delta Air Lines, Inc.	14,793	727,520
Eva Airways Corp. (Taiwan)	35,000	47,773
InterGlobe Aviation Ltd. (India), 144A*	732	51,053
International Consolidated Airlines Group SA (United Kingdom)	659,136	3,105,336
Japan Airlines Co. Ltd. (Japan)	28,800	587,402
Jazeera Airways Co. KSCP (Kuwait)	2,352	11,362
Pegasus Hava Tasimaciligi A/S (Turkey)*	100,303	647,635
Qantas Airways Ltd. (Australia)	467,640	3,303,677
Ryanair Holdings PLC (Italy)	22,620	641,632
Singapore Airlines Ltd. (Singapore)	237,500	1,302,629
SkyWest, Inc.*	4,400	453,068
Southwest Airlines Co.(a)	10,551	342,274
Turk Hava Yollari AO (Turkey)	87,822	625,664
United Airlines Holdings, Inc.*	7,411	590,138

		12,777,693

Personal Care Products — 0.2%
BellRing Brands, Inc.*	3,070	177,845
Coty, Inc. (Class A Stock)*	9,504	44,194
Edgewell Personal Care Co.	5,400	126,414
elf Beauty, Inc.*	840	104,530
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,617	373,053
Gillette India Ltd. (India)	312	39,691
Kenvue, Inc.	43,138	902,878
L’Oreal SA (France)	18,209	7,799,889
Nu Skin Enterprises, Inc. (Class A Stock)	23,400	186,966
Unilever PLC (United Kingdom)	171,125	10,443,119
Unilever PLC (United Kingdom), ADR	228,203	13,959,177

		34,157,756

Pharmaceuticals — 2.2%
Amneal Pharmaceuticals, Inc.*	180,800	1,462,672
Astellas Pharma, Inc. (Japan)	193,300	1,892,592
AstraZeneca PLC (United Kingdom)	100,797	14,027,835
AstraZeneca PLC (United Kingdom), ADR	233,438	16,312,647

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Axsome Therapeutics, Inc.*	5,900	$615,901
Bristol-Myers Squibb Co.	322,233	14,916,166
Chugai Pharmaceutical Co. Ltd. (Japan)	29,800	1,556,091
Cipla Ltd. (India)	5,340	93,810
Daiichi Sankyo Co. Ltd. (Japan)	70,200	1,626,401
Elanco Animal Health, Inc.*	638,346	9,115,581
Eli Lilly & Co.	84,669	66,002,026
Galderma Group AG (Switzerland)	32,343	4,701,239
GSK PLC	366,233	6,982,770
Haleon PLC	214,085	1,100,318
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A	26,000	98,808
Harmony Biosciences Holdings, Inc.*	27,700	875,320
Hikma Pharmaceuticals PLC (United Kingdom)	81,470	2,223,237
Ipsen SA (France)	8,734	1,040,375
Jazz Pharmaceuticals PLC*	1,367	145,066
Jiangsu Hengrui Pharmaceuticals Co. Ltd. (China) (Class A Stock)	5,900	42,783
Johnson & Johnson	127,299	19,444,922
Lupin Ltd. (India)	3,326	75,218
Merck & Co., Inc.	306,823	24,288,109
Merck KGaA (Germany)	5,850	758,501
Novartis AG	161,237	19,570,481
Novo Nordisk A/S (Denmark), ADR(a)	146,079	10,082,373
Novo Nordisk A/S (Denmark) (Class B Stock)(a)	178,787	12,388,875
Organon & Co.	6,327	61,245
Orion OYJ (Finland) (Class B Stock)	44,431	3,342,700
Otsuka Holdings Co. Ltd. (Japan)(a)	35,500	1,760,065
Perrigo Co. PLC	3,343	89,325
Pfizer, Inc.	579,333	14,043,032
Phibro Animal Health Corp. (Class A Stock)	6,000	153,240
Prestige Consumer Healthcare, Inc.*	7,300	582,905
Recordati Industria Chimica e Farmaceutica SpA (Italy)	5,950	373,987
Richter Gedeon Nyrt (Hungary)	18,015	531,017
Roche Holding AG	63,145	20,611,784
Roche Holding AG, ADR(a)	58,778	2,395,791
Royalty Pharma PLC (Class A Stock)	9,013	324,738
Sandoz Group AG (Switzerland)	16,948	928,808
Sanofi SA	80,400	7,783,823
Sanofi SA, ADR	43,018	2,078,200
Shionogi & Co. Ltd. (Japan)	13,800	248,431
Sino Biopharmaceutical Ltd. (Hong Kong)	15,000	10,091
Strides Pharma Science Ltd. (India)	7,349	77,124
Sun Pharmaceutical Industries Ltd. (India)	33,262	650,209
Takeda Pharmaceutical Co. Ltd. (Japan)	150,800	4,655,649
Tarsus Pharmaceuticals, Inc.*(a)	11,102	449,742
Trevi Therapeutics, Inc.*	47,600	260,372
UCB SA (Belgium)	14,816	2,915,164
Viatris, Inc.	27,642	246,843
Xeris Biopharma Holdings, Inc.*	293,000	1,368,310
Zoetis, Inc.	1,940	302,543

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Zydus Lifesciences Ltd. (India)	7,167	$82,782

		297,768,037

Professional Services — 0.4%
Alight, Inc. (Class A Stock)	280,800	1,589,328
Amentum Holdings, Inc.*	3,402	80,321
Automatic Data Processing, Inc.	35,737	11,021,291
Broadridge Financial Solutions, Inc.	250	60,757
CACI International, Inc. (Class A Stock)*	507	241,687
Clarivate PLC*(a)	300,226	1,290,972
Computershare Ltd. (Australia)	128,859	3,380,498
Concentrix Corp.(a)	16,372	865,342
Conduent, Inc.*	418,200	1,104,048
Dayforce, Inc.*(a)	3,274	181,347
Dun & Bradstreet Holdings, Inc.	7,464	67,848
Equifax, Inc.(a)	8,029	2,082,482
ExlService Holdings, Inc.*	44,200	1,935,518
Experian PLC	60,524	3,120,996
FTI Consulting, Inc.*	814	131,461
Genpact Ltd.	25,437	1,119,482
Huron Consulting Group, Inc.*	3,116	428,575
Intertek Group PLC (United Kingdom)	9,981	650,148
Jacobs Solutions, Inc.	2,791	366,877
KBR, Inc.	2,691	129,006
Korn Ferry	6,161	451,786
Leidos Holdings, Inc.	2,918	460,344
ManpowerGroup, Inc.	30,768	1,243,027
Parsons Corp.*	890	63,875
Paychex, Inc.	4,980	724,391
Paycom Software, Inc.	1,232	285,085
Paylocity Holding Corp.*	6,400	1,159,616
Randstad NV (Netherlands)	10,637	491,652
Recruit Holdings Co. Ltd. (Japan)	176,500	10,379,372
RELX PLC (United Kingdom)	61,356	3,325,353
Robert Half, Inc.	2,471	101,435
Science Applications International Corp.	1,140	128,375
SGS SA (Switzerland)	2,689	273,029
SS&C Technologies Holdings, Inc.	4,857	402,160
Teleperformance SE (France)	6,300	611,902
TransUnion	4,431	389,928
TrueBlue, Inc.*	101,300	656,424
TTEC Holdings, Inc.*(a)	63,700	306,397
Verisk Analytics, Inc.	5,080	1,582,420
Wolters Kluwer NV (Netherlands)	7,896	1,320,512

		54,205,067

Real Estate Management & Development — 0.3%
Aldar Properties PJSC (United Arab Emirates)	420,816	1,022,582
Anywhere Real Estate, Inc.*	29,400	106,428
Barwa Real Estate Co. (Qatar)	234,616	178,909
CapitaLand Investment Ltd. (Singapore)	55,390	115,469
Catena AB (Sweden)	6,816	347,957
CBRE Group, Inc. (Class A Stock)*	5,997	840,300
Compass, Inc. (Class A Stock)*	46,700	293,276
CoStar Group, Inc.*	8,308	667,963

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Cushman & Wakefield PLC*	153,800	$1,702,566
Daito Trust Construction Co. Ltd. (Japan)	9,800	1,067,401
Daiwa House Industry Co. Ltd. (Japan)	22,300	766,291
DLF Ltd. (India)	11,029	107,819
Emaar Development PJSC (United Arab Emirates)	295,891	1,089,350
Emaar Properties PJSC (United Arab Emirates)	1,353,772	5,022,008
Fastighets AB Balder (Sweden) (Class B Stock)*	27,517	205,119
Grainger PLC (United Kingdom)	100,000	304,004
Henderson Land Development Co. Ltd. (Hong Kong)	112,000	393,344
Hongkong Land Holdings Ltd. (Hong Kong)	50,100	289,241
Howard Hughes Holdings, Inc.*(a)	10,970	740,475
Jones Lang LaSalle, Inc.*	38,192	9,768,750
K Wah International Holdings Ltd. (Hong Kong)	5,850,000	1,455,983
KE Holdings, Inc. (China), ADR	79,969	1,418,650
LEG Immobilien SE (Germany)	5,207	463,483
Longfor Group Holdings Ltd. (China), 144A	353,500	418,889
Max Estates Ltd. (India)*	21,598	125,997
Mitsubishi Estate Co. Ltd. (Japan)	78,739	1,476,129
Mitsui Fudosan Co. Ltd. (Japan)	279,864	2,709,386
PSP Swiss Property AG (Switzerland)	1,428	263,629
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	735,876
Sumitomo Realty & Development Co. Ltd. (Japan)	6,000	231,716
Sun Hung Kai Properties Ltd. (Hong Kong)	28,004	322,691
Swire Properties Ltd. (Hong Kong)	118,736	296,796
Swiss Prime Site AG (Switzerland)	7,862	1,180,276
Vonovia SE (Germany)	62,073	2,200,698
Yanlord Land Group Ltd. (China)*	964,900	379,479
Zillow Group, Inc. (Class A Stock)*	1,133	77,599
Zillow Group, Inc. (Class C Stock)*	32,558	2,280,688

		41,067,217

Residential REITs — 0.2%
American Homes 4 Rent (Class A Stock)	14,137	509,922
AvalonBay Communities, Inc.	3,214	654,049
Camden Property Trust	117,306	13,219,213
Canadian Apartment Properties REIT (Canada)	133	4,337
Elme Communities	37,300	593,070
Equity LifeStyle Properties, Inc.	4,421	272,643
Equity Residential	19,271	1,300,600
Essex Property Trust, Inc.	5,291	1,499,469
Independence Realty Trust, Inc.(a)	40,901	723,539
InterRent Real Estate Investment Trust (Canada)	23,534	233,655
Invitation Homes, Inc.	13,872	455,002
Mid-America Apartment Communities, Inc.	3,905	577,979

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Residential REITs (cont’d.)
Nippon Accommodations Fund, Inc. (Japan)	305	$249,437
Sun Communities, Inc.	2,330	294,722
UDR, Inc.	11,609	473,995
UNITE Group PLC (The) (United Kingdom)	36,467	425,013
Veris Residential, Inc.	33,010	491,519

		21,978,164

Retail REITs — 0.2%
Agree Realty Corp.(a)	15,091	1,102,548
Brixmor Property Group, Inc.	24,082	627,095
CapitaLand Integrated Commercial Trust (Singapore)	212,226	362,392
Curbline Properties Corp.	12,290	280,581
Federal Realty Investment Trust	1,985	188,555
InvenTrust Properties Corp.	34,800	953,520
Japan Metropolitan Fund Investment Corp. (Japan)	170	120,490
Kimco Realty Corp.	15,313	321,879
Kite Realty Group Trust	15,800	357,870
Klepierre SA (France)	105,847	4,185,117
Link REIT (Hong Kong)	91,351	489,321
Macerich Co. (The)	8,349	135,087
NETSTREIT Corp.	10,603	179,509
NNN REIT, Inc.	4,361	188,308
Realty Income Corp.(a)	56,538	3,257,154
Regency Centers Corp.	8,422	599,899
RioCan Real Estate Investment Trust (Canada)	3,667	47,691
Sasseur Real Estate Investment Trust (China)	2,185,200	1,101,440
Scentre Group (Australia)	1,006,422	2,363,800
Simon Property Group, Inc.	12,489	2,007,732
SITE Centers Corp.	37,100	419,601
Unibail-Rodamco-Westfield (France)	14,628	1,406,155
Urban Edge Properties	29,340	547,484
Vicinity Ltd. (Australia)	1,106,928	1,807,022

		23,050,250

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.*	26,676	3,785,324
Advantest Corp. (Japan)	58,000	4,299,601
Alchip Technologies Ltd. (Taiwan)	5,801	615,091
Allegro MicroSystems, Inc. (Japan)*	2,415	82,569
Ambarella, Inc.*	1,400	92,491
Amkor Technology, Inc.	2,120	44,499
Analog Devices, Inc.	81,875	19,487,888
Applied Materials, Inc.	23,795	4,356,151
ASM International NV (Netherlands)	2,166	1,389,441
ASML Holding NV (Netherlands) (XAMS)	26,493	21,229,817
ASML Holding NV (Netherlands) (XNGS)(a)	781	625,886
ASPEED Technology, Inc. (Taiwan)	4,306	700,259
Broadcom, Inc.	524,265	144,513,647
Cirrus Logic, Inc.*	1,311	136,678
Disco Corp. (Japan)	5,300	1,570,090
Entegris, Inc.	2,295	185,092

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
First Solar, Inc.*	2,385	$394,813
GLOBALFOUNDRIES, Inc.*	2,403	91,795
Impinj, Inc.*	768	85,302
Infineon Technologies AG (Germany)	99,110	4,229,226
Intel Corp.	98,583	2,208,259
KLA Corp.	4,000	3,582,960
Lam Research Corp.	101,743	9,903,664
Lasertec Corp. (Japan)(a)	5,700	764,146
Lattice Semiconductor Corp.*	220	10,778
MACOM Technology Solutions Holdings, Inc.*	4,383	628,040
Marvell Technology, Inc.	39,619	3,066,511
MediaTek, Inc. (Taiwan)	80,778	3,461,229
Microchip Technology, Inc.	26,471	1,862,764
Micron Technology, Inc.	64,437	7,941,860
MKS, Inc.	1,537	152,716
Nova Ltd. (Israel)*	6,100	1,729,250
Novatek Microelectronics Corp. (Taiwan)	26,000	484,923
NVIDIA Corp.	2,179,554	344,347,736
ON Semiconductor Corp.*	9,780	512,570
Onto Innovation, Inc.*	860	86,800
Photronics, Inc.*	53,800	1,013,054
Qorvo, Inc.*	2,305	195,718
QUALCOMM, Inc.	91,900	14,635,994
Rambus, Inc.*	36,400	2,330,328
Realtek Semiconductor Corp. (Taiwan)	34,000	660,314
Renesas Electronics Corp. (Japan)	79,800	987,240
SCREEN Holdings Co. Ltd. (Japan)	15,200	1,235,934
Silicon Laboratories, Inc.*	16,200	2,387,232
SiTime Corp.*	4,000	852,320
SK Hynix, Inc. (South Korea)	25,573	5,510,511
Skyworks Solutions, Inc.	3,680	274,234
Synaptics, Inc.*	26,500	1,717,730
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	149,041	5,450,333
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	143,756	32,559,296
Teradyne, Inc.	14,226	1,279,202
Texas Instruments, Inc.	101,886	21,153,571
Tokyo Electron Ltd. (Japan)	33,100	6,338,963
Tower Semiconductor Ltd. (Israel)*	10,023	434,497
Ultra Clean Holdings, Inc.*	16,700	376,919
Universal Display Corp.	2,890	446,389

		688,499,645

Software — 4.7%
A10 Networks, Inc.	68,800	1,331,280
ACI Worldwide, Inc.*	48,300	2,217,453
Adeia, Inc.	15,800	223,412
Adobe, Inc.*	42,390	16,399,843
ANSYS, Inc.*	2,087	732,996
Appfolio, Inc. (Class A Stock)*	821	189,060
AppLovin Corp. (Class A Stock)*	57,769	20,223,772
Atlassian Corp. (Class A Stock)*	12,900	2,619,861
Aurora Innovation, Inc.*	18,805	98,538
Autodesk, Inc.*	33,200	10,277,724
AvePoint, Inc.*	11,167	215,635
BILL Holdings, Inc.*	1,858	85,951

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Blend Labs, Inc. (Class A Stock)*	39,000	$128,700
Box, Inc. (Class A Stock)*	40,600	1,387,302
Cadence Design Systems, Inc.*	68,571	21,130,154
CCC Intelligent Solutions Holdings, Inc.*	10,187	95,860
Check Point Software Technologies Ltd. (Israel)*	4,000	885,000
Circle Internet Group, Inc.*(a)	926	167,875
Commvault Systems, Inc.*	20,200	3,521,466
Confluent, Inc. (Class A Stock)*	6,156	153,469
Constellation Software, Inc. (Canada)	787	2,885,734
Core Scientific, Inc.*(a)	66,800	1,140,276
Crowdstrike Holdings, Inc. (Class A Stock)*	33,463	17,043,041
CyberArk Software Ltd.*(a)	16,845	6,853,894
Dassault Systemes SE (France)	30,597	1,108,885
Datadog, Inc. (Class A Stock)*	40,575	5,450,440
Descartes Systems Group, Inc. (The) (Canada)*	1,163	118,213
Docusign, Inc.*	27,332	2,128,889
Dolby Laboratories, Inc. (Class A Stock)	1,432	106,340
Dropbox, Inc. (Class A Stock)*	3,399	97,211
D-Wave Quantum, Inc. (Canada)*	9,600	140,544
Fair Isaac Corp.*	82	149,893
Five9, Inc.*	16,600	439,568
Gen Digital, Inc.	135,857	3,994,196
HubSpot, Inc.*	6,725	3,743,337
I3 Verticals, Inc. (Class A Stock)*	318	8,739
Informatica, Inc. (Class A Stock)*	1,628	39,642
Intapp, Inc.*	70,128	3,620,007
Intuit, Inc.	29,907	23,555,650
Microsoft Corp.	650,397	323,513,972
MicroStrategy, Inc. (Class A Stock)*(a)	5,230	2,114,123
Mitek Systems, Inc.*	131,000	1,296,900
Monday.com Ltd.*(a)	4,372	1,374,907
nCino, Inc.*	1,414	39,550
Nice Ltd. (Israel)*	10,936	1,853,796
Nutanix, Inc. (Class A Stock)*	49,348	3,772,161
Olo, Inc. (Class A Stock)*	129,200	1,149,880
Open Text Corp. (Canada)	13,200	385,701
Oracle Corp.	144,709	31,637,729
Oracle Corp. (Japan)	4,100	488,682
Oracle Financial Services Software Ltd. (India)	9,690	1,015,674
PagerDuty, Inc.*	7,500	114,600
Palantir Technologies, Inc. (Class A Stock)*	86,600	11,805,312
Pegasystems, Inc.	965	52,235
Procore Technologies, Inc.*	3,485	238,444
PTC, Inc.*	2,257	388,971
Q2 Holdings, Inc.*	6,531	611,236
Red Violet, Inc.	10,100	496,920
Riskified Ltd. (Class A Stock)*	32,762	163,482
Roper Technologies, Inc.	2,479	1,405,196
Rubrik, Inc. (Class A Stock)*	685	61,369
Sage Group PLC (The) (United Kingdom)	45,474	780,916
SailPoint, Inc.*	605	13,830

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Salesforce, Inc.	126,462	$34,484,923
SAP SE (Germany)	79,255	24,234,551
SentinelOne, Inc. (Class A Stock)*	4,271	78,074
ServiceNow, Inc.*	27,658	28,434,637
Sprout Social, Inc. (Class A Stock)*	13,697	286,404
Synopsys, Inc.*	385	197,382
Tata Elxsi Ltd. (India)	7,329	539,299
Temenos AG (Switzerland)	4,152	298,259
Tenable Holdings, Inc.*	5,700	192,546
Teradata Corp.*	840	18,740
TOTVS SA (Brazil)	1,600	12,460
Trend Micro, Inc. (Japan)	15,100	1,044,405
Tyler Technologies, Inc.*	155	91,890
UiPath, Inc. (Class A Stock)*	8,379	107,251
Unity Software, Inc.*	5,927	143,433
Verint Systems, Inc.*(a)	208,700	4,105,129
Xero Ltd. (New Zealand)*	31,175	3,688,915
Yext, Inc.*	25,800	219,300
Zoom Communications, Inc. (Class A Stock)*	77,781	6,065,362

		643,728,396

Specialized REITs — 0.4%
American Tower Corp.	10,500	2,320,710
Crown Castle, Inc.	59,092	6,070,521
CubeSmart	13,435	570,988
Digital Realty Trust, Inc.	15,295	2,666,377
EPR Properties	12,071	703,256
Equinix, Inc.	18,955	15,078,134
Extra Space Storage, Inc.	10,173	1,499,907
Gaming & Leisure Properties, Inc.	156,804	7,319,611
Iron Mountain, Inc.	51,573	5,289,843
Keppel DC REIT (Singapore)	24,535	44,974
Millrose Properties, Inc.*	2,980	84,960
National Storage Affiliates Trust	19,980	639,160
National Storage REIT (Australia)	141,775	214,829
PotlatchDeltic Corp.	29,400	1,128,078
Public Storage	34,852	10,226,274
Rayonier, Inc.	3,788	84,018
Safehold, Inc.	40,600	631,736
SBA Communications Corp.(a)	2,438	572,540
Shurgard Self Storage Ltd. (Belgium)	5,687	248,445
Smartstop Self Storage REIT, Inc.(a)	8,919	323,135
Uniti Group, Inc.	103,300	446,256
VICI Properties, Inc.	35,332	1,151,823
Weyerhaeuser Co.	16,537	424,836

		57,740,411

Specialty Retail — 0.9%
AutoNation, Inc.*	626	124,355
AutoZone, Inc.*	1,105	4,102,014
Avolta AG (Switzerland)*	31,964	1,741,114
Bath & Body Works, Inc.	38,936	1,166,523
Best Buy Co., Inc.	4,692	314,974
Boot Barn Holdings, Inc.*	1,695	257,640
Burlington Stores, Inc.*	1,598	371,759
CarMax, Inc.*	59,889	4,025,140
Carvana Co.*	5,100	1,718,496
Dick’s Sporting Goods, Inc.	1,237	244,691

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Fast Retailing Co. Ltd. (Japan)	10,200	$3,497,214
Five Below, Inc.*	9,920	1,301,306
Floor & Decor Holdings, Inc. (Class A Stock)*	1,590	120,776
GameStop Corp. (Class A Stock)*(a)	9,515	232,071
Gap, Inc. (The)	84,074	1,833,654
Group 1 Automotive, Inc.	1,100	480,381
Home Depot, Inc. (The)	57,935	21,241,288
Industria de Diseno Textil SA (Spain)	146,760	7,655,993
JD Sports Fashion PLC (United Kingdom)	984,488	1,200,558
JUMBO SA (Greece)	6,880	237,456
Kingfisher PLC (United Kingdom)	872,306	3,483,639
Lithia Motors, Inc.	582	196,611
Lowe’s Cos., Inc.	105,850	23,484,940
National Vision Holdings, Inc.*	21,500	494,715
ODP Corp. (The)*	23,600	427,868
O’Reilly Automotive, Inc.*	115,980	10,453,277
Penske Automotive Group, Inc.	456	78,345
Pop Mart International Group Ltd. (China), 144A	4,000	136,277
RH*	295	55,758
Ross Stores, Inc.	5,967	761,270
Sally Beauty Holdings, Inc.*	35,100	325,026
ThredUp, Inc. (Class A Stock)*(a)	206,800	1,548,932
TJX Cos., Inc. (The)	141,798	17,510,635
Ulta Beauty, Inc.*	13,480	6,306,214
Urban Outfitters, Inc.*	32,300	2,343,042
Warby Parker, Inc. (Class A Stock)*	6,368	139,650
Wayfair, Inc. (Class A Stock)*(a)	2,028	103,712
Williams-Sonoma, Inc.	2,030	331,641
Zalando SE (Germany), 144A*	29,141	961,575
Zhongsheng Group Holdings Ltd. (China)	48,000	74,242
ZOZO, Inc. (Japan)	39,200	423,544

		121,508,316

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	1,153,965	236,758,999
Asia Vital Components Co. Ltd. (Taiwan)	4,000	102,170
Asustek Computer, Inc. (Taiwan)	6,000	132,644
Canon, Inc. (Japan)	15,800	458,259
Catcher Technology Co. Ltd. (Taiwan)	71,000	515,551
Compal Electronics, Inc. (Taiwan)	482,000	479,419
Dell Technologies, Inc. (Class C Stock)	25,873	3,172,030
Diebold Nixdorf, Inc.*	18,300	1,013,820
FUJIFILM Holdings Corp. (Japan)	55,400	1,199,720
Hewlett Packard Enterprise Co.	30,798	629,819
HP, Inc.	139,491	3,411,950
Logitech International SA (Switzerland)	13,506	1,224,785
MCJ Co. Ltd. (Japan)	52,100	470,137
NetApp, Inc.	2,754	293,439
Pure Storage, Inc. (Class A Stock)*	16,973	977,305
Samsung Electronics Co. Ltd. (South Korea)	65,262	2,885,991
Sandisk Corp.*	2,786	126,345
Super Micro Computer, Inc.*	5,515	270,290
Western Digital Corp.	8,168	522,670

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Xiaomi Corp. (China) (Class B Stock), 144A*	878,667	$6,763,747

		261,409,090

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	50,750	11,846,569
Amer Sports, Inc. (Finland)*	144,570	5,603,533
ANTA Sports Products Ltd. (China)	8,600	104,058
Asics Corp. (Japan)	101,700	2,593,389
Birkenstock Holding PLC (Germany)*	1,017	50,016
Bosideng International Holdings Ltd. (China)	800,000	474,135
Brunello Cucinelli SpA (Italy)	28,182	3,421,376
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	35,798	6,774,159
Columbia Sportswear Co.	812	49,597
Crocs, Inc.*	1,050	106,344
G-III Apparel Group Ltd.*	91,708	2,054,259
Hermes International SCA (France)	2,275	6,167,220
Kontoor Brands, Inc.	17,667	1,165,492
Laopu Gold Co. Ltd. (China) (Class H Stock)	6,668	859,091
Lululemon Athletica, Inc.*	810	192,440
LVMH Moet Hennessy Louis Vuitton SE (France)	13,833	7,239,915
Moncler SpA (Italy)	61,113	3,485,978
NIKE, Inc. (Class B Stock)	118,677	8,430,814
On Holding AG (Switzerland) (Class A Stock)*(a)	37,579	1,955,987
Page Industries Ltd. (India)	122	70,293
Pandora A/S (Denmark)	21,006	3,701,160
Pou Chen Corp. (Taiwan)	486,000	515,340
PVH Corp.	1,359	93,227
Ralph Lauren Corp.	21,335	5,851,764
Skechers USA, Inc. (Class A Stock)*	2,928	184,757
Tapestry, Inc.	21,587	1,895,554
Under Armour, Inc. (Class A Stock)*	4,790	32,716
Under Armour, Inc. (Class C Stock)*	4,859	31,535
VF Corp.	8,512	100,016
Wolverine World Wide, Inc.	18,100	327,248

		75,377,982

Tobacco — 0.4%
Altria Group, Inc.	116,750	6,845,053
British American Tobacco PLC (United Kingdom)	98,701	4,692,874
Imperial Brands PLC (United Kingdom)	123,607	4,883,733
Japan Tobacco, Inc. (Japan)(a)	41,500	1,222,566
KT&G Corp. (South Korea)	1,359	128,271
Philip Morris International, Inc.	179,146	32,627,861
Scandinavian Tobacco Group A/S (Denmark), 144A	145,934	1,936,829
Turning Point Brands, Inc.	3,000	227,310
Universal Corp.	28,000	1,630,720

		54,195,217

Trading Companies & Distributors — 0.4%
AddTech AB (Sweden) (Class B Stock)	23,600	804,561

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
AerCap Holdings NV (Ireland)	21,200	$2,480,400
Air Lease Corp.	2,553	149,325
Applied Industrial Technologies, Inc.	710	165,040
BlueLinx Holdings, Inc.*	1,600	119,008
Boise Cascade Co.	1,200	104,184
Core & Main, Inc. (Class A Stock)*	44,386	2,678,695
Fastenal Co.	4,384	184,128
Ferguson Enterprises, Inc.	4,211	916,945
Herc Holdings, Inc.	2,863	377,029
ITOCHU Corp. (Japan)	76,000	3,979,741
Marubeni Corp. (Japan)	110,000	2,217,407
Mitsubishi Corp. (Japan)	283,700	5,668,860
Mitsui & Co. Ltd. (Japan)	160,600	3,273,024
MonotaRO Co. Ltd. (Japan)	39,000	767,748
MRC Global, Inc.*	92,800	1,272,288
MSC Industrial Direct Co., Inc. (Class A Stock)	1,127	95,818
NPK International, Inc.*	80,100	681,651
QXO, Inc.*	11,830	254,818
Rush Enterprises, Inc. (Class A Stock)	3,588	184,818
SiteOne Landscape Supply, Inc.*	696	84,174
Sumitomo Corp. (Japan)	139,300	3,594,877
Toyota Tsusho Corp. (Japan)	182,500	4,133,853
United Rentals, Inc.	3,203	2,413,140
W.W. Grainger, Inc.	3,025	3,146,726
Watsco, Inc.	835	368,753
WESCO International, Inc.	57,801	10,704,745

		50,821,756

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	121,401	3,240,651
Getlink SE (France)	89,750	1,732,536
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	12,700	167,037
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	2,072	475,773

		5,615,997

Water Utilities — 0.1%
American Water Works Co., Inc.	56,729	7,891,571
California Water Service Group	6,400	291,072
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	500	11,007
Essential Utilities, Inc.	6,122	227,371
United Utilities Group PLC (United Kingdom)	123,055	1,932,304

		10,353,325

Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL (Thailand)	4,700	40,284
America Movil SAB de CV (Mexico) (Class B Stock)	580,800	519,995
Bharti Airtel Ltd. (India)	36,285	850,668
Etihad Etisalat Co. (Saudi Arabia)	7,711	121,920
KDDI Corp. (Japan)	133,600	2,293,990
Millicom International Cellular SA (Guatemala)	865	32,412

	Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
Mobile Telecommunications Co. KSCP (Kuwait)	31,040	$49,096
SoftBank Group Corp. (Japan)	38,300	2,784,641
Tele2 AB (Sweden) (Class B Stock)	82,254	1,200,696
Telephone & Data Systems, Inc.	33,200	1,181,256
TIM SA (Brazil)	19,400	78,163
T-Mobile US, Inc.	64,203	15,297,007
Vodafone Group PLC (United Kingdom)	613,117	656,312

		25,106,440

TOTAL COMMON STOCKS (cost $5,940,058,524)		7,428,004,939

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,686	306,107
Hyundai Motor Co. (South Korea) (2nd PRFC)	105	12,331
Hyundai Motor Co. (South Korea) (PRFC)	92	10,506
Volkswagen AG (Germany) (PRFC)	9,010	952,478

		1,281,422

Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	30,800	95,295
Grupo Cibest SA (Colombia)	68,700	777,310
Itau Unibanco Holding SA (Brazil) (PRFC)	28,390	192,660

		1,065,265

Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	35,000	760,200

Electric Utilities — 0.0%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	12,000	23,964

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	29,275	2,300,534

Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	6,379	1,624,717

Metals & Mining — 0.1%
Gerdau SA (Brazil) (PRFC)	801,034	2,358,975

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	130,800	755,222
Surgutneftegas PAO (Russia) (PRFC)^	144,000	—

		755,222

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	9,223	338,345

TOTAL PREFERRED STOCKS (cost $11,051,515)		10,508,644

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Units	Value

RIGHTS* — 0.0%
Aerospace & Defense
Hanwha Aerospace Co. Ltd. (South Korea), expiring 07/10/25	35	$4,225

(cost $0)

	Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS — 11.6%
Dimensional International Core Equity Market ETF	4,668,850	161,402,145
Dimensional US Equity Market ETF	11,415,600	765,073,512
iShares Core MSCI EAFE ETF	985,580	82,276,218
iShares Core S&P 500 ETF	303,227	188,273,644
iShares Core U.S. Aggregate Bond ETF	2,715,848	269,412,122
iShares Gold Trust*	320,000	19,955,200
iShares iBoxx $ High Yield Corporate Bond ETF	330,000	26,614,500
iShares MSCI EAFE ETF(a)	337,890	30,203,987
iShares MSCI Emerging Markets ETF(a)	2,700	130,248
iShares Russell 1000 Value ETF(a)	40,700	7,905,161
iShares TIPS Bond ETF	239,000	26,299,560

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $1,496,021,006)		1,577,546,297

	Units

WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26	65,902	14,630

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.2%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	1,300	1,327,987
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	500	502,780
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	790	795,507
Series 2024-01, Class A2, 144A
5.230%	03/20/30	1,075	1,082,594
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	1,280	1,257,905
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36	900	934,840
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,700	1,707,243

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Santander Bank Auto Credit-Linked Notes,
Series 2022-C, Class E, 144A
11.366%	12/15/32		10	$10,065
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		500	508,555
Series 2023-06, Class C
6.400%	03/17/31		100	103,506
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		600	593,833

				8,824,815

Collateralized Loan Obligations — 4.1%
AGL Core CLO Ltd. (Cayman Islands),
Series 2025-38A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)
5.557%(c)	01/22/38		3,250	3,253,250
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.629%(c)	07/20/37		15,650	15,700,845
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-08A, Class AR2A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
5.744%(c)	10/27/34		10,500	10,517,896
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
5.761%(c)	10/20/34		8,250	8,259,156
Ares Loan Funding Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.420%(c)	03/31/38		14,000	14,001,089
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.336%(c)	01/24/33	EUR	2,665	3,154,593
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.609%(c)	01/20/38		3,500	3,512,059
Series 2024-03A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
6.469%(c)	04/20/37		7,500	7,553,843
Battalion CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.698%(c)	07/15/34		4,000	4,003,935
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.669%(c)	10/21/37		16,250	16,315,000
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.711%(c)	07/20/34		6,000	6,005,729

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.711%(c)	01/20/35		10,125	$10,142,278
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.711%(c)	07/20/34		8,250	8,258,196
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.329%(c)	01/15/34	EUR	5,250	6,184,241
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1A2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.601%(c)	04/20/34		4,540	4,549,673
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.505%(c)	10/15/37	EUR	14,200	16,655,734
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.172%(c)	01/25/37		12,000	12,057,451
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
2.605%(c)	09/15/31	EUR	3,661	4,304,218
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)
2.974%(c)	09/22/34	EUR	2,500	2,940,159
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.889%(c)	04/20/37		15,000	15,057,131
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.619%(c)	10/20/37		31,000	31,100,750
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.789%(c)	04/20/37		20,000	20,070,696
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.279%(c)	10/15/34	EUR	8,500	10,029,622
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.892%(c)	04/22/37		12,500	12,547,814
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.656%(c)	04/15/34		10,000	10,017,710
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.709%(c)	10/20/31		2,481	2,480,648

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.649%(c)	05/24/38	EUR	11,500	$13,576,959
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	12,250	14,423,114
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
3.891%(c)	01/26/38	EUR	16,000	18,885,347
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
5.754%(c)	10/26/34		1,500	1,501,087
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.929%(c)	07/15/31	EUR	6,663	7,826,964
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)
5.309%(c)	10/20/34		4,250	4,250,018
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.701%(c)	10/20/34		4,500	4,508,447
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.598%(c)	10/15/32		10,299	10,319,559
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.631%(c)	10/16/37		20,100	20,178,197
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
5.486%(c)	03/15/38		14,000	13,990,018
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.733%(c)	05/15/37	EUR	20,000	23,638,347
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.503%(c)	10/12/30		2,134	2,135,202
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)
6.519%(c)	04/20/37		7,250	7,307,048
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.609%(c)	01/20/38		3,000	3,009,812
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.722%(c)	01/18/38		6,000	6,019,544

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.879%(c)	01/15/38	EUR	10,500	$12,371,191
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.749%(c)	10/15/39	EUR	3,250	3,822,595
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.830%(c)	04/17/37		22,000	22,082,966
Signal Peak CLO Ltd. (Cayman Islands),
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.719%(c)	07/18/37		3,250	3,263,569
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
6.059%(c)	01/20/37		14,750	14,808,686
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.988%(c)	04/25/30	EUR	4,616	5,424,120
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.723%(c)	07/25/34		5,150	5,156,170
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.400%(c)	04/24/38		14,000	13,985,721
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.512%(c)	10/15/38	EUR	14,500	17,099,133
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.139%(c)	01/20/36		11,350	11,401,557
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.929%(c)	04/15/37	EUR	12,000	14,169,483
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.879%(c)	04/15/37	EUR	10,000	11,795,580
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.651%(c)	07/20/32		7,925	7,936,664

				553,560,814

Consumer Loans — 0.0%
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A
5.500%	06/14/38		3,000	3,092,430

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2023-02A, Class C, 144A
6.740%	09/15/36		400	$412,232
Series 2023-02A, Class D, 144A
7.520%	09/15/36		400	411,741

				3,916,403

Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.402%(c)	03/15/32	GBP	2,000	2,763,935
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.122%(c)	07/15/32	GBP	800	1,101,083

				3,865,018

Home Equity Loans — 0.0%
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.134%(c)	05/25/33		424	420,310
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.002%(c)	03/20/54		81	81,738
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		682	685,329
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,500	1,519,189
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		68	68,778

				2,775,344

Other — 0.0%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		417	399,357

Residential Mortgage-Backed Securities — 0.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
5.766%(cc)	03/25/44		258	258,734

TOTAL ASSET-BACKED SECURITIES (cost $558,206,398)				573,600,485

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BANK5,
Series 2024-05YR08, Class A3
5.884%	08/15/57		1,445	1,507,650
Series 2024-05YR10, Class A3
5.302%	10/15/57		1,685	1,726,628
Series 2025-05YR14, Class A3
5.646%	04/15/58		4,900	5,100,230

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Barclays Commercial Mortgage Securities Trust,
Series 2025-5C34, Class A3
5.659%	05/15/58		1,600	$1,668,717
Benchmark Mortgage Trust,
Series 2021-B25, Class A4
2.268%	04/15/54		2,530	2,259,114
Series 2024-V09, Class A3
5.602%	08/15/57		2,900	2,998,429
Series 2024-V11, Class A3
5.909%(cc)	11/15/57		3,085	3,233,942
BMO Mortgage Trust,
Series 2024-05C3, Class A3
5.739%	02/15/57		650	671,615
Series 2024-05C6, Class A3
5.316%	09/15/57		3,400	3,480,488
Series 2025-5C11, Class A3
5.669%	07/15/58		1,500	1,561,861
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.656%(c)	11/15/41	CAD	1,700	1,263,294
BXMT Ltd.,
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.953%(c)	10/18/42		700	694,819
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	6,308,989
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.745%(cc)	11/25/25		42,160	60,799
Series K055, Class X1, IO
1.464%(cc)	03/25/26		27,824	194,929
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52		2,493	2,322,322
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31		1,000	235,000
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.204%(c)	03/15/39		750	750,000
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.654%(c)	03/15/39		1,950	1,950,000
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.926%(c)	03/15/36		300	281,540
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
5.987%(c)	08/17/31	GBP	737	1,013,025
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.337%(c)	08/17/31	GBP	671	922,710

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2018-C45, Class A3
3.920%	06/15/51		1,254	$1,238,219
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)
6.276%(c)	05/15/31		300	297,789
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)
6.826%(c)	05/15/31		200	198,035
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)
7.926%(c)	05/15/31		300	297,051
Series 2024-5C1, Class A3
5.928%	07/15/57		3,200	3,338,824

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $46,354,609)				45,576,019

CORPORATE BONDS — 3.4%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59		655	447,241
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		1,900	1,907,638
6.750%	06/15/33		145	150,256
7.125%	06/15/26		628	627,592
7.500%	02/01/29		350	366,758
7.875%	04/15/27		165	166,038

				3,665,523

Agriculture — 0.0%
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	2,000	2,339,173

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29		1,000	997,980
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		490	494,415
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,660	1,648,200
4.625%	04/15/29		360	349,543

				3,490,138

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		480	430,184

Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28	EUR	700	825,250

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
3.500%	06/27/31	EUR	1,500	$1,764,811
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		700	538,466
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		675	633,016
4.950%	05/28/27		720	715,394
5.850%	05/17/27		1,140	1,148,977
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30	EUR	1,300	1,524,032
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30		1,995	1,866,265
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		690	684,111
Volkswagen Bank GmbH (Germany),
Sr. Non-Preferred Notes, EMTN
4.625%	05/03/31	EUR	2,500	3,088,084
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/14/27(oo)	EUR	1,500	1,750,669

				14,539,075

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27		1,125	1,123,522
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		100	103,768
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		490	505,280
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		3,350	3,312,572

				5,045,142

Banks — 0.6%
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	1,500	1,733,353
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	1,300	1,395,812
0.500%	05/25/30	EUR	500	528,369
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	19,000	2,918,802
Australia & New Zealand Banking Group Ltd. (Australia),
Sub. Notes, EMTN
5.101%(ff)	02/03/33	EUR	2,400	2,959,189
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28		1,200	1,178,053

Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bangko Sentral ng Pilipinas International Bond (Philippines),
Sr. Unsec’d. Notes, Series A
8.600%	06/15/27		1,000		$1,075,460
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	300		337,235
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200		217,040
4.000%	09/08/27	EUR	1,800		2,189,326
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		770		677,783
2.687%(ff)	04/22/32		1,700		1,526,435
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	25,000		603,320
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		3,210		3,270,278
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	1,500		1,751,333
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30	EUR	300		354,424
Capital One NA,
Sr. Unsec’d. Notes
3.450%	07/27/26		695		687,198
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		2,000		2,018,979
5.875%	04/30/29		3,600		3,739,029
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,070		947,900
3.980%(ff)	03/20/30		420		411,497
Sub. Notes
5.827%(ff)	02/13/35		315		321,108
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		622		637,001
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		1,170		1,135,373
Sub. Notes
3.742%(ff)	01/07/33		4,890		4,393,893
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
6.100%	02/21/33		AUD	720	493,398
Sr. Unsec’d. Notes, EMTN
4.050%	09/24/25	CNH	3,100		435,086
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	800		530,424
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	2,500		2,897,580
0.875%	12/09/25	GBP	1,000		1,347,167
1.625%	04/07/27	EUR	290		336,000

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28(x)		350	$376,367
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		1,950	1,909,574
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		1,075	1,055,050
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		2,680	2,587,896
2.615%(ff)	04/22/32		2,550	2,268,195
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.066%(ff)	03/25/31		515	522,589
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32		1,000	917,387
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		495	429,426
2.580%(ff)	04/22/32		120	107,171
5.572%(ff)	04/22/36(a)		1,130	1,172,205
Lloyds Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		200	143,886
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.098%(ff)	05/13/31		3,745	3,813,081
Sr. Unsec’d. Notes, EMTN
6.025%(ff)	08/28/29	AUD	1,000	692,393
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	900	1,032,591
5.664%(ff)	04/17/36		565	585,690
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		1,600	1,112,000
3.955%(ff)	03/21/35	EUR	1,300	1,563,187
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		220	192,744
5.250%(ff)	04/21/34		75	76,311
5.424%(ff)	07/21/34		80	81,981
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.150%	02/04/26	CNH	1,000	140,608
4.000%	03/14/27	CNH	2,000	286,979
Gtd. Notes, MTN
4.900%	02/01/28	AUD	100	66,398
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28		1,630	1,582,871
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		345	303,456
3.337%(ff)	01/21/33		590	521,825
5.519%(ff)	01/19/28		835	846,520
Sr. Non-Preferred Notes, EMTN
3.550%	06/16/29	CNH	5,000	706,178

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		210	$219,271
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		2,600	2,498,917
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	2,850	3,458,007
UBS AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
3.550%	05/27/31	CNH	5,000	718,978
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27		1,220	1,188,994
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.605%(ff)	04/23/36		1,315	1,357,365
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,280	2,087,609
3.350%(ff)	03/02/33		995	909,050

				80,580,595

Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	600	751,141
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,100	1,023,763
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		915	941,469
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		220	226,936
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		600	567,877
4.750%	01/15/28		1,725	1,706,864

				5,218,050

Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	1,100	1,320,388
3.500%	04/30/32	EUR	200	240,395
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,575	1,531,997
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		940	911,903
4.625%	06/01/28		585	565,438
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29(a)		1,075	1,025,178

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Ayvens SA (France),
Sr. Preferred Notes
3.875%	01/24/28	EUR	1,400	$1,696,444
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		300	318,631
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		2,200	2,180,503
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		385	389,883
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	1,300	1,522,721
4.250%	09/25/30	GBP	800	1,055,499
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		850	741,121
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		1,800	1,904,428
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.250%	06/15/33		270	282,967
Sr. Unsec’d. Notes, 144A
7.000%	06/15/30		585	612,493
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	298,555
4.875%	01/15/28(a)		1,450	1,444,737
5.250%	01/15/30(a)		707	709,001

				18,752,282

Computers — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.900%	02/10/30	EUR	2,200	2,590,583
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		2,150	2,029,620
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		761	832,986

				5,453,189

Diversified Financial Services — 0.1%
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32(x)		490	494,492
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%
7.230%(c)	05/31/26^(d)(x)		2,797	2,489,352
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31(a)		1,625	1,413,919

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		320	$326,099
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.750%	11/15/31		1,300	1,313,770
6.000%	01/15/27		915	915,998
Nomura International Funding Pte Ltd. (Japan),
Gtd. Notes, EMTN
3.130%	01/07/31	CNH	5,000	699,794
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		2,075	1,988,120
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29		860	914,285
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,900	2,124,633
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		850	961,103

				13,641,565

Electric — 0.4%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,200	1,362,737
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34(h)		211	184,861
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		1,250	1,185,756
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		470	463,788
5.000%	02/01/31		2,600	2,570,968
5.125%	03/15/28		1,425	1,423,672
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	1,000	1,150,987
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.672%	10/20/35		600	604,950
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35		494	494,381
5.672%	10/20/35		585	589,826
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		930	967,200
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		400	386,741
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36		1,992	1,772,601

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		5,600	$5,663,000
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		1,400	1,246,994
Sr. Sec’d. Notes
7.875%	12/15/26		2,500	2,592,500
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.281%(c)	07/24/26	EUR	1,900	2,211,919
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	400	446,679
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,750	1,758,924
Gtd. Notes, 144A
3.875%	02/15/32		950	873,835
5.250%	06/15/29		1,550	1,542,272
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		500	553,910
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		160	157,480
2.450%	12/02/27		700	664,500
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,300	2,700,426
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
4.062%(s)	04/11/31	CAD	3,500	2,126,859
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,500	1,534,468
2.875%	10/25/25	EUR	2,000	2,356,253
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		1,515	1,464,574
SCE Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-2
5.112%	12/14/49(h)		120	112,115
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,150	1,163,842
8.000%(ff)	10/15/26(oo)		3,425	3,505,981
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		2,000	2,168,795
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29		1,100	1,071,848
5.000%	07/31/27		1,900	1,897,312
5.625%	02/15/27		1,000	999,641

				51,972,595

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		515	$530,256
6.625%	03/15/32		380	394,942
7.250%	06/15/28		750	758,888

				1,684,086

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29	EUR	1,300	1,569,618
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	1,100	1,327,258

				2,896,876

Engineering & Construction — 0.1%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,500	2,736,466
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,150	1,114,925
5.500%	07/31/47		600	494,505
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		810	785,295
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		305	282,956

				5,414,147

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		1,250	1,193,084
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		650	673,463
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		925	925,485
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		1,300	1,256,834
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,150	626,973
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31		460	490,134

				5,165,973

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		400	417,976

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28		2,100	$2,097,819
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		2,275	2,070,234
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.125%	05/14/30	GBP	6,040	7,782,994
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,900	2,593,952
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		525	500,566
4.375%	01/31/32		500	467,996
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		225	224,106
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,147	1,065,629

				16,803,296

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		606	601,280

Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	800	872,814
3.250%	03/08/34	EUR	2,000	2,324,566
3.375%	03/08/29	EUR	1,200	1,443,931
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,695	2,587,575
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	2,700	3,290,159

				10,519,045

Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		1,275	1,221,853
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		1,275	1,237,486
4.375%	01/15/30		1,225	1,186,986

				3,646,325

Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		5,213	5,525,440

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		1,075	$1,026,716
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		125	125,221
7.250%	10/15/29(a)		1,600	1,611,828
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)		2,000	1,793,220
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,200	1,088,268
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		2,850	2,857,083
KB Home,
Gtd. Notes
4.000%	06/15/31		1,050	972,871
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		575	571,258
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		5,725	5,503,156
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28		2,350	2,381,820

				17,931,441

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)		335	325,778
6.625%	05/15/32		170	162,615
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28		395	415,960
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31		1,725	1,582,279

				2,486,632

Insurance — 0.1%
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
5.625%	08/16/32		1,040	1,066,600
Sr. Unsec’d. Notes, 144A
5.750%	05/20/35		1,100	1,107,091
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	1,400	1,531,712
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	900	1,196,703

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		570	$424,567

				5,326,673

Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	05/09/31	EUR	1,500	1,760,069
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		350	359,802

				2,119,871

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, EMTN
6.875%	03/14/26	GBP	200	278,819
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	2,000	2,267,024

				2,545,843

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29(a)		565	556,364
7.375%	05/01/33		375	351,938

				908,302

Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		75	75,094
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		100	100,500
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		900	912,402
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		950	953,372
5.500%	04/01/28		25	25,297
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		1,325	1,320,694

				3,387,359

Lodging — 0.0%
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27		1,750	1,757,232
6.500%	04/15/32		1,120	1,138,047
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		1,000	997,688

				3,892,967

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		225	$235,666
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		850	897,239

				1,132,905

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)		1,200	1,116,801
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30		880	852,948
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		616	534,195
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,060	733,001
4.125%	12/01/30		350	248,351
5.375%	02/01/28		575	526,551
5.500%	04/15/27		2,200	2,100,057
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,000	465,097
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(d)		3,000	1,999,334
7.375%	07/01/28		425	306,916
7.750%	07/01/26		650	577,409
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		3,150	3,243,225
TDF Infrastructure SASU (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	1,000	1,189,605
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		1,330	1,349,743
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,600	1,998,139

				17,241,372

Mining — 0.0%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		840	943,007
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		1,140	1,180,137
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		670	669,799

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		200	$201,483
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		260	267,111
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		925	909,860

				4,171,397

Miscellaneous Manufacturing — 0.1%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	1,800	2,161,444
3.375%	05/17/32	EUR	1,400	1,661,828
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	2,200	2,571,061

				6,394,333

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	1,000	1,238,645
4.750%	04/16/29	GBP	1,000	1,381,950
5.000%	01/24/29		700	716,282
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
4.250%	02/07/28	IDR	20,000,000	1,185,230
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
3.813%(s)	05/28/37	CAD	2,100	933,916
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		700	733,496

				6,189,519

Oil & Gas — 0.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		161	196,589
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		155	157,697
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	09/22/25(oo)		359	358,102
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		735	780,275
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		140	120,718
3.750%	02/15/52		105	71,053
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		450	461,317

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
8.625%	11/01/30		225	$228,370
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		645	630,004
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		1,775	1,777,337
Gtd. Notes, 144A
5.875%	02/01/29		2,200	2,209,573
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		425	419,565
6.000%	02/01/31		425	411,108
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		1,350	1,408,906
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.500%	05/01/31		2,450	2,698,156
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,150	1,174,899
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	400	538,079
6.625%	01/16/34	GBP	1,000	1,354,805
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	2,700	3,102,957
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		1,000	872,000
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	1,200	1,350,637

				20,322,147

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		1,525	1,565,841
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		1,585	1,620,882
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		600	614,925

				3,801,648

Pharmaceuticals — 0.1%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		725	725,442
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		50	41,156
5.000%	02/15/29		150	105,000
5.250%	01/30/30		625	392,588

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
5.250%	02/15/31		875	$515,156
6.250%	02/15/29		2,365	1,668,649
7.000%	01/15/28		400	335,600
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		650	550,628
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	2,000	2,406,552
Johnson & Johnson,
Sr. Unsec’d. Notes
2.700%	02/26/29	EUR	1,600	1,900,491
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		375	360,446
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31		475	412,377
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		820	663,628

				10,077,713

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28		1,580	1,576,865
6.625%	02/01/32		450	464,826
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		545	572,170
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		4,770	4,864,235
Sr. Unsec’d. Notes
5.000%	05/15/50		225	188,261
5.200%	04/01/30		70	71,526
6.250%	04/15/49		145	143,194
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30		730	662,004
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31	EUR	500	589,019
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		60	52,423
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		745	813,499
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33		505	527,376
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		3,050	2,994,827
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		215	202,866

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
4.125%	08/15/31		165	$152,835
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		1,505	1,466,846
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		395	330,457
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.400%	03/04/44		535	502,661

				16,175,890

Real Estate — 0.1%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	10/20/26	EUR	1,300	1,499,391
1.000%	05/04/28	EUR	1,400	1,554,272
1.625%	04/20/30	EUR	400	430,253
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	800	917,237
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		3,500	3,331,213
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	1,148,513
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		255	223,629
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	2,000	2,218,740

				11,323,248

Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		270	235,356
4.050%	07/01/30		575	558,172
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		1,245	1,050,737
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		85	85,076
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	1,500	1,736,449
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31		590	511,174
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		100	104,714

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31	EUR	1,600	$1,877,294
4.875%	07/06/30	EUR	800	1,010,493
5.000%	10/15/29	GBP	1,800	2,488,823
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,195	1,228,820
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		2,225	2,101,532
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	2,433	2,914,759
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		1,726	1,828,761
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30(a)		1,410	1,418,209
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26		1,925	1,919,442
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	1,700	2,061,789

				23,131,600

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		1,025	998,114
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		845	840,765
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		645	661,431
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30		1,425	1,498,565
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31		1,700	2,012,956
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	518,548
12.000%	11/30/28		300	330,375
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		1,450	1,390,094
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		1,350	1,253,666
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		595	610,994

				10,115,508

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		760	$629,969

Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30		415	424,286
Fiserv Funding ULC,
Gtd. Notes
2.875%	06/15/28	EUR	700	827,286
3.500%	06/15/32	EUR	1,000	1,173,733

				2,425,305

Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	1,450	1,774,299
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	900	881,487
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.875%	10/15/27		3,775	3,776,466
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27	EUR	2,000	2,248,909
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28		475	483,688
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29		50	46,701
10.000%	10/15/32		975	985,745
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		880	895,356
10.750%	12/15/30		1,000	1,133,499
11.000%	11/15/29		2,714	3,122,769
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		200	233,650
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29		2,800	2,629,315
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51	CAD	465	289,224
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	1,700	2,162,459
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		330	345,622

				21,009,189

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26		1,000	$987,078

Transportation — 0.1%
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	900	957,511
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	1,300	1,563,184
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	1,000	1,054,124
1.000%	09/17/34	EUR	100	94,758
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	200	215,447
0.400%	12/19/36	EUR	434	426,276
1.875%	05/25/32	EUR	1,000	1,085,045
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	500	465,118
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	2,000	1,506,561
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	800	907,003
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		1,280	1,268,972
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		200	208,681
7.125%	02/01/32		455	476,548

				10,229,228

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		1,475	1,510,355

TOTAL CORPORATE BONDS (cost $458,867,034)				463,269,447

FLOATING RATE AND OTHER LOANS — 0.2%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.077%(c)	01/28/32		550	549,141
Tenneco, Inc.,
Term B Loan, 3 Month SOFR + 5.100%
9.409%(c)	11/17/28		1,425	1,391,156

				1,940,297

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		242	217,639

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.812%(c)	01/18/28		495	$487,141

Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Additional Facility B2, 3 Month EURIBOR + 4.500%
6.454%(c)	02/07/28	EUR	5,690	6,715,209
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%
5.105%(c)	07/01/31	EUR	4,875	5,730,763

				12,445,972

Telecommunications — 0.1%
Zegona Holdco Ltd. (United Kingdom),
Facility B Loan, 1 Month EURIBOR + 3.000%
5.657%(c)	07/17/29	EUR	6,200	7,270,688

TOTAL FLOATING RATE AND OTHER LOANS (cost $20,518,823)				22,361,737

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.405%(c)	10/25/41		400	409,694
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.455%(c)	12/25/41		500	513,280
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.555%(c)	03/25/42		220	238,146
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.555%(c)	03/25/42		180	191,631
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.305%(c)	09/26/33		205	205,978
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
7.605%(c)	11/25/41		90	92,366
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.305%(c)	11/25/41		89	90,055
Fannie Mae REMIC,
Series 2023-54, Class PO, PO
1.821%(s)	11/25/53		1,087	856,905
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.305%(c)	11/25/50		2,075	2,295,407
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.955%(c)	01/25/34		110	110,627
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.105%(c)	11/25/41		250	251,786

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.405%(c)	09/25/41		830	$836,704
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.655%(c)	12/25/41		700	707,833
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.205%(c)	04/25/42		580	597,400
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.655%(c)	05/25/42		200	207,825
Freddie Mac REMIC,
Series 5323, Class AO
1.931%(s)	07/25/53		4,083	3,219,596
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.105%(c)	01/25/34		140	141,072
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month SOFR + 0.934% (Cap 11.500%, Floor 0.820%)
5.254%(c)	05/25/36		53	48,525
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,101	1,001,159
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.205%(c)	04/25/34		611	616,601

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $11,993,799)				12,632,590

SOVEREIGN BONDS — 1.2%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	1,000	1,164,910
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	02/23/27	EUR	500	575,389
1.250%	05/06/31	EUR	1,000	1,054,208
1.700%	10/13/41	EUR	1,000	788,908
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	599,021
4.690%	10/28/34	EUR	350	432,816
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	420,822
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	1,400	1,751,706
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	1,000	1,033,455
3.375%	11/25/32	EUR	900	1,080,574
3.375%	05/25/34	EUR	1,300	1,542,011

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		5,802	$5,748,847
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	430	548,939
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	1,100	1,429,777
Sr. Unsec’d. Notes, Series 7Y
4.125%	09/23/29	EUR	3,000	3,750,298
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	2,400	1,797,425
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	07/09/31	EUR	200	242,142
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	669,797
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
9.850%	06/28/27	COP	1,000,000	240,836
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	4,700	5,543,285
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	300	308,957
1.500%	06/17/31	EUR	6,100	6,693,720
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	4,738,345
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	705	880,548
French Republic Government Bond OAT (France),
Bonds, 144A
1.250%	05/25/38	EUR	1,750	1,577,308
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	8,300	8,671,490
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
1.000%	11/24/41	EUR	100	79,325
3.300%	06/07/33	CNH	3,000	457,499
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	1,200	1,424,848
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	2,800	2,863,896
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	3,908	4,310,731
Ile-de-France Mobilites (France),
Sr. Unsec’d. Notes, EMTN
0.400%	05/28/31	EUR	1,000	1,016,406
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,500	2,869,044

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
1.100%	03/12/33	EUR	2,000	$1,970,121
1.300%	03/23/34	EUR	2,000	1,942,593
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	554,935
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	1,800	1,727,713
6.875%	10/21/34	GBP	500	759,566
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
4.350%	11/01/33	EUR	336	429,137
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	75	91,803
Sr. Unsec’d. Notes, Series 16Y, 144A
3.250%	03/01/38	EUR	1,475	1,665,189
3.350%	03/01/35	EUR	250	294,861
Sr. Unsec’d. Notes, Series 21Y, 144A
1.800%	03/01/41	EUR	1,000	893,846
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	360	264,403
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	293	295,957
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	400	429,226
0.000%	03/17/31	EUR	1,077	1,072,062
0.375%	10/07/26	EUR	1,239	1,421,782
3.500%	01/17/28	EUR	3,000	3,626,455
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	1,200	1,334,721
2.125%	10/22/35	EUR	300	311,816
4.125%	04/25/28	EUR	195	240,388
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	900	1,142,322
Malta Government Bond (Malta),
Bonds, Series 16Y
1.200%	05/13/37	EUR	1,000	893,593
Bonds, Series I
1.000%	04/23/31	EUR	1,000	1,018,521
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	1,000	1,206,610
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,000	2,121,040
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	636,126
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	3,429,696
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	2,000	2,183,637

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
1.200%	04/28/33	EUR	3,347	$3,318,880
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	288,836
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	305,664
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	1,026,148
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,099	1,217,125
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN
5.375%	12/01/34	CAD	3,100	2,528,456
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
4.425%	03/28/36	EUR	300	370,292
5.200%	07/31/34	EUR	1,200	1,584,191
5.250%	12/07/34	GBP	777	1,000,156
5.345%	01/27/48	EUR	1,000	1,285,651
6.000%	08/04/28	GBP	12,470	17,702,516
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		200	187,891
4.000%	10/17/49(a)		1,000	716,328
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		600	407,193
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		1,425	1,474,049
Republic of Italy Government International Bond Principal Strips (Italy),
Sr. Unsec’d. Notes, Series 1
0.942%(s)	02/20/31	EUR	2,760	2,702,726
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	5,000	5,048,517
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	3,100	2,807,202
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	2,200	2,594,868
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	1,000	1,208,400
Unsec’d. Notes, Series 232
1.875%	03/09/37	EUR	633	622,835
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	210	171,260
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS77
2.250%	03/03/32	EUR	100	114,561
Sr. Unsec’d. Notes, Series RS86
0.000%	02/12/31	EUR	100	102,092
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	1,300	1,611,355

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS(continued)
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		2,200	$2,237,818
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	2,000	2,033,998
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	2,700	2,380,511
1.200%	10/31/40	EUR	6,785	5,727,664
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	876,454

TOTAL SOVEREIGN BONDS (cost $167,814,843)				161,919,039

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.0%
Federal Home Loan Mortgage Corp.
6.750%	03/15/31		1,000	1,142,520
Federal National Mortgage Assoc.
1.022%(s)	11/15/30		245	195,519
6.625%	11/15/30		1,475	1,666,893
Tennessee Valley Authority Generic Strips, Bonds
2.897%(s)	03/15/33		461	322,995
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30		917	893,945

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,460,184)				4,221,872

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds
1.625%	11/15/50(h)		26,670	14,055,923
2.000%	11/15/41		1,230	845,625
2.375%	05/15/51(k)		8,340	5,289,384
3.000%	11/15/44(h)		13,580	10,454,478
3.250%	05/15/42(h)		24,895	20,592,833
3.375%	11/15/48(k)		6,895	5,454,591
4.000%	11/15/42(h)(k)		7,675	7,001,039
4.125%	08/15/44(h)		300	274,922
4.625%	11/15/44		525	514,008
4.750%	11/15/43(h)		6,910	6,902,442
U.S. Treasury Notes
0.375%	07/31/27		22,000	20,532,188
2.875%	08/15/28		4,055	3,955,526
3.500%	09/30/29		3,425	3,391,018
3.500%	01/31/30		1,130	1,116,934
3.750%	04/30/27		1,135	1,134,911
3.750%	05/15/28		1,095	1,096,796
3.875%	11/30/27		2,085	2,092,982
3.875%	11/30/29		105	105,476
3.875%	04/30/30		11,205	11,251,396
4.000%	04/30/32		810	811,139
4.375%	01/31/32(h)		11,975	12,261,277
4.500%	11/15/33(h)		11,960	12,287,031
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26		5,000	4,832,270
1.359%(s)	08/15/40(k)		20,555	9,852,024
1.364%(s)	11/15/41(h)(k)		21,025	9,381,714

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
1.851%(s)	11/15/40	2,700	$1,277,639
4.327%(s)	08/15/43	1,475	594,657
4.500%(s)	05/15/46	1,240	434,685
4.652%(s)	05/15/49(k)	7,500	2,267,281
4.663%(s)	02/15/50	975	284,624
4.734%(s)	11/15/43	645	256,713
4.853%(s)	02/15/43(h)	9,560	3,971,524
4.928%(s)	11/15/45	335	120,410
4.991%(s)	11/15/42(k)	7,730	3,255,945
5.174%(s)	02/15/40	1,000	494,314
U.S. Treasury Strips Principal
1.333%(s)	02/15/49	295	91,855

TOTAL U.S. TREASURY OBLIGATIONS (cost $197,444,134)			178,537,574

TOTAL LONG-TERM INVESTMENTS (cost $10,443,664,670)			12,189,977,030

		Shares

SHORT-TERM INVESTMENTS — 11.5%

AFFILIATED MUTUAL FUNDS — 10.1%
PGIM Core Ultra Short Bond Fund(wa)		1,221,814,470	1,221,814,470
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $158,512,045; includes $157,943,759 of cash collateral for securities on loan)(b)(wa)		158,627,238	158,516,199

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,380,326,515)			1,380,330,669

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 1.2%
U.S. Treasury Bills
4.254%	09/02/25(k)	22,000	21,835,689
4.269%	09/18/25(k)	94,630	93,753,986
4.699%	07/10/25	40,000	39,958,083

TOTAL U.S. TREASURY OBLIGATIONS
(cost $155,547,022)			155,547,758

OPTIONS PURCHASED*~ — 0.2%
(cost $24,153,437)			27,442,759

TOTAL SHORT-TERM INVESTMENTS
(cost $1,560,026,974)			1,563,321,186

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 100.8%
(cost $12,003,691,644)			13,753,298,216

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Value
OPTIONS WRITTEN*~ — (0.0)%
(premiums received $861,456)	$(1,049,150)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.8%
(cost $12,002,830,188)	13,752,249,066

Liabilities in excess of other assets(z) — (0.8)%	(105,143,684)

NET ASSETS — 100.0%	$13,647,105,382

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,489,364 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $154,510,535; cash collateral of $157,943,759 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 12.000%, 10/01/28	09/14/23	$343,000	$376,367	0.0%
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 8.375%, 04/01/32	02/04/25	490,000	494,492	0.0
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%, 7.230%(c), 05/31/26^(d)	05/18/21	2,797,025	2,489,352	0.0

Total		$3,630,025	$3,360,211	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$97.00	43	108	$7,794
3 Month SOFR	Call	12/12/25	$99.75	49	123	306
3 Month SOFR	Call	12/12/25	$99.75	13	33	81
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00	75	8	13,071,441
S&P 500 Index (FLEX)	Call	01/31/30	$6,100.00	95	10	14,113,924
3 Month SOFR	Put	12/12/25	$96.00	43	108	7,256

Total Exchange Traded (cost $ 23,891,384)						$27,200,802

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	26.00	—	EUR	1,317	$133
Currency Option EUR vs PLN	Call	CITI	07/21/25	5.00	—	EUR	1,326	5
Currency Option EUR vs TRY	Call	JPM	07/14/25	80.00	—	EUR	1,314	299
Currency Option EUR vs TRY	Call	JPM	07/24/25	90.00	—	EUR	1,331	885
Currency Option USD vs BRL	Call	MSI	07/02/25	6.70	—		1,517	—
Currency Option USD vs BRL	Call	MSI	07/24/25	6.50	—		921	60
Currency Option USD vs CLP	Call	MSI	07/07/25	1,100.00	—		1,526	—
Currency Option USD vs CNH	Call	DB	09/24/25	7.95	—		18,361	981
Currency Option USD vs COP	Call	MSI	07/10/25	5,000.00	—		1,517	1
Currency Option USD vs JPY	Call	CITI	07/14/25	155.00	—		1,525	5
Currency Option USD vs KRW	Call	MSI	07/10/25	1,550.00	—		1,520	—
Currency Option USD vs KRW	Call	JPM	09/25/25	1,750.00	—		4,300	57
Currency Option USD vs MXN	Call	CITI	07/08/25	22.00	—		1,525	5
Currency Option USD vs TRY	Call	JPM	07/03/25	70.00	—		759	—
Currency Option USD vs TRY	Call	CITI	07/18/25	99.00	—		763	450
Currency Option USD vs TWD	Call	CITI	07/29/25	32.00	—		3,075	65
Currency Option USD vs ZAR	Call	CITI	07/03/25	21.00	—		759	—
Currency Option EUR vs USD	Put	MSI	07/03/25	1.00	—	EUR	1,335	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.05	—	EUR	663	—
Currency Option EUR vs USD	Put	MSI	07/17/25	1.05	—	EUR	1,777	2
Currency Option USD vs BRL	Put	MSI	07/07/25	4.90	—		4,750	—
Currency Option USD vs BRL	Put	MSI	07/10/25	5.00	—		758	1
Currency Option USD vs CNH	Put	DB	09/24/25	7.00	—		18,361	59,355
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		8,973	1,186
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		2,485	328
Currency Option USD vs KRW	Put	JPM	09/25/25	1,331.00	—		4,300	64,456
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		1,538	129
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		1,538	129
Currency Option USD vs ZAR	Put	CITI	07/29/25	16.00	—		922	19

Total OTC Traded (cost $131,364)								$128,551

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 09/29/30	Call	CITI	09/25/25	3.29%	3.29%(A)	1 Day SOFR(A)/ 4.450%		1,725	$11,375
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.450%		2,790	2
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.450%		740	—
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.450%		2,790	26,393
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.450%		740	7,000
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.05%	3 Month EURIBOR(Q)/ 1.944%	2.05%(A)	EUR	8,180	4,994
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	3.50%	3 Month EURIBOR(Q)/ 1.944%	3.50%(A)	EUR	8,180	3

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.02%	1 Day TONAR(A)/ 0.477%	1.02	%(A)	JPY 751,000	$521
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.52%	1 Day TONAR(A)/ 0.477%	1.52	%(A)	JPY 751,000	2
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.60%	CDX.NA.IG. 44.V1(Q)	1.00	%(Q)	35,040	38,481
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.63%	CDX.NA.IG. 44.V1(Q)	1.00	%(Q)	26,560	24,635

Total OTC Swaptions (cost $130,689)									$113,406

Total Options Purchased (cost $24,153,437)									$27,442,759

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25	27	68	$(16,875)
3 Month SOFR	Call	12/12/25	$96.25	50	125	(31,250)
3 Month SOFR	Put	12/12/25	$95.63	43	108	(806)
3 Month SOFR	Put	12/12/25	$96.25	7	18	(2,975)
3 Month SOFR	Put	12/12/25	$96.25	27	68	(11,475)

Total Exchange Traded (premiums received $88,240)						$(63,381)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	22.35	—	EUR	1,317	$(13,032)
Currency Option EUR vs PLN	Call	CITI	07/21/25	4.28	—	EUR	1,326	(4,339)
Currency Option EUR vs TRY	Call	JPM	07/14/25	48.00	—	EUR	1,314	(12,950)
Currency Option EUR vs TRY	Call	JPM	07/24/25	49.50	—	EUR	1,331	(15,374)
Currency Option USD vs BRL	Call	MSI	07/02/25	5.70	—		1,517	—
Currency Option USD vs BRL	Call	MSI	07/24/25	5.65	—		921	(2,989)
Currency Option USD vs CLP	Call	MSI	07/07/25	940.00	—		1,526	(4,981)
Currency Option USD vs CNH	Call	DB	09/24/25	7.25	—		18,361	(42,274)
Currency Option USD vs COP	Call	MSI	07/10/25	4,300.00	—		1,517	(754)
Currency Option USD vs JPY	Call	CITI	07/14/25	145.00	—		1,525	(6,800)
Currency Option USD vs KRW	Call	MSI	07/10/25	1,390.00	—		1,520	(923)
Currency Option USD vs KRW	Call	JPM	09/25/25	1,385.00	—		4,300	(41,346)
Currency Option USD vs MXN	Call	CITI	07/08/25	19.40	—		1,525	(823)
Currency Option USD vs TRY	Call	JPM	07/03/25	41.00	—		759	(255)
Currency Option USD vs TRY	Call	CITI	07/18/25	42.00	—		763	(3,896)
Currency Option USD vs TWD	Call	CITI	07/29/25	29.15	—		3,075	(24,955)
Currency Option USD vs ZAR	Call	CITI	07/03/25	18.20	—		759	(51)
Currency Option EUR vs USD	Put	MSI	07/03/25	1.14	—	EUR	1,335	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.14	—	EUR	663	(28)
Currency Option EUR vs USD	Put	MSI	07/17/25	1.14	—	EUR	1,777	(748)
Currency Option USD vs BRL	Put	MSI	07/07/25	6.00	—		4,750	(493,638)
Currency Option USD vs BRL	Put	MSI	07/10/25	5.50	—		758	(10,870)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		5,728	(99,457)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		769	(2,326)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		769	(2,326)

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—	769	$(5,522)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—	769	(5,522)
Currency Option USD vs ZAR	Put	CITI	07/29/25	17.70	—	922	(10,776)

Total OTC Traded (premiums received $600,419)							$(806,955)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 09/29/30	Call	CITI	09/25/25	3.04%	1 Day SOFR(A)/ 4.450%	3.04%(A)		3,450	$(11,203)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.450%	3.21%(A)		5,580	(17,547)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.450%	3.21%(A)		1,480	(4,654)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.53%	CDX.NA.IG. 44.V1(Q)	1.00%(Q)		35,040	(54,819)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.55%	CDX.NA.IG. 44.V1(Q)	1.00%(Q)		26,560	(59,946)
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.20%	2.20%(A)	3 Month EURIBOR(Q)/ 1.944%	EUR	16,360	(4,482)
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.27%	1.27%(A)	1 Day TONAR(A)/ 0.477%	JPY	1,502,000	(46)
CDX.NA.HY.44.V1, 06/20/30	Put	GSI	07/16/25	$99.00	5.00%(Q)	CDX.NA.HY. 44.V1(Q)		4,510	(1,646)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	07/16/25	0.80%	1.00%(Q)	CDX.NA.IG. 44.V1(Q)		22,000	(1,691)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.80%	1.00%(Q)	CDX.NA.IG. 44.V1(Q)		35,040	(14,236)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.88%	1.00%(Q)	CDX.NA.IG. 44.V1(Q)		26,560	(8,544)

Total OTC Swaptions (premiums received $172,797)									$(178,814)

Total Options Written (premiums received $861,456)									$(1,049,150)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
28	3 Month EuroSTR	Sep. 2025	$8,086,921	$(1,266)
117	3 Month EuroSTR	Sep. 2025	33,792,639	(4,527)
776	2 Year U.S. Treasury Notes	Sep. 2025	161,426,188	636,903
2,996	5 Year U.S. Treasury Notes	Sep. 2025	326,564,000	3,626,262
1,315	10 Year U.S. Treasury Notes	Sep. 2025	147,444,375	2,562,756
1,091	10 Year U.S. Ultra Treasury Notes	Sep. 2025	124,663,802	2,529,569
1,454	20 Year U.S. Treasury Bonds	Sep. 2025	167,891,563	5,039,226
65	30 Year Euro Buxl	Sep. 2025	9,091,536	(117,214)
234	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	27,875,250	922,823

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Futures contracts outstanding at June 30, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1,004	Mini MSCI EAFE Index	Sep. 2025	$134,621,340	$1,019,281
45	Mini MSCI Emerging Markets Index	Sep. 2025	2,775,375	41,956
1	Russell 2000 E-Mini Index	Sep. 2025	109,585	2,440
2,579	S&P 500 E-Mini Index	Sep. 2025	806,421,063	28,495,918

				44,754,127

Short Positions:
180	3 Month CME SOFR	Sep. 2025	43,049,250	8,690
135	5 Year Euro-Bobl	Sep. 2025	18,713,856	47,709
90	10 Year Euro-Bund	Sep. 2025	13,797,917	69,987
433	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	51,581,125	(1,875,808)
319	British Pound Currency	Sep. 2025	27,364,219	(385,261)
113	Canadian Dollar Currency	Sep. 2025	8,325,840	(48,372)
1,522	Euro Currency	Sep. 2025	225,179,900	(6,572,385)
111	Euro Schatz Index	Sep. 2025	14,023,200	17,311

				(8,738,129)

				$36,015,998

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/25	HSBC	AUD	836	$540,793	$550,295	$9,502	$—
Brazilian Real,
Expiring 07/02/25	GSI	BRL	60,038	10,538,385	11,044,967	506,582	—
Expiring 08/04/25	GSI	BRL	51,681	9,322,325	9,429,771	107,446	—
British Pound,
Expiring 07/22/25	MSI	GBP	604	796,066	829,331	33,265	—
Expiring 07/22/25	MSI	GBP	118	155,949	162,531	6,582	—
Canadian Dollar,
Expiring 07/22/25	BARC	CAD	985	705,596	724,303	18,707	—
Expiring 07/22/25	BARC	CAD	196	143,154	144,213	1,059	—
Chilean Peso,
Expiring 09/17/25	DB	CLP	856,538	922,000	919,248	—	(2,752)
Chinese Renminbi,
Expiring 09/17/25	BOA	CNH	4,807	674,377	675,734	1,357	—
Colombian Peso,
Expiring 09/17/25	CITI	COP	4,228,725	1,001,000	1,023,899	22,899	—
Euro,
Expiring 07/22/25	BARC	EUR	6,936	7,716,701	8,182,472	465,771	—
Expiring 07/22/25	BOA	EUR	1,370	1,552,576	1,616,079	63,503	—
Expiring 07/22/25	BOA	EUR	690	788,000	813,541	25,541	—
Expiring 07/22/25	CITI	EUR	1,412	1,597,144	1,665,819	68,675	—
Expiring 07/22/25	CITI	EUR	1,317	1,517,000	1,553,223	36,223	—
Expiring 07/22/25	CITI	EUR	990	1,131,878	1,168,128	36,250	—
Expiring 07/22/25	CITI	EUR	725	827,000	854,794	27,794	—
Expiring 07/22/25	CITI	EUR	669	764,363	789,259	24,896	—
Expiring 07/22/25	DB	EUR	699	798,000	825,232	27,232	—
Expiring 07/22/25	DB	EUR	658	758,000	776,621	18,621	—
Expiring 07/22/25	HSBC	EUR	973	1,108,298	1,148,413	40,115	—
Expiring 07/22/25	HSBC	EUR	943	1,073,660	1,112,207	38,547	—
Expiring 07/22/25	MSI	EUR	8,590	9,759,226	10,134,571	375,345	—

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/22/25	MSI	EUR	1,412	$1,601,862	$1,665,820	$63,958	$—
Expiring 07/22/25	MSI	EUR	341	389,601	402,706	13,105	—
Expiring 07/22/25	MSI	EUR	250	283,898	294,940	11,042	—
Expiring 07/22/25	UAG	EUR	4,350	4,920,856	5,132,069	211,213	—
Expiring 07/22/25	UAG	EUR	998	1,129,429	1,177,961	48,532	—
Hungarian Forint,
Expiring 07/22/25	BARC	HUF	339,636	941,614	999,908	58,294	—
Indian Rupee,
Expiring 08/29/25	HSBC	INR	246,562	2,864,000	2,868,665	4,665	—
Expiring 09/17/25	UAG	INR	586,544	6,829,329	6,818,624	—	(10,705)
Indonesian Rupiah,
Expiring 09/17/25	CITI	IDR	5,064,147	306,000	312,697	6,697	—
Expiring 09/17/25	HSBC	IDR	166,703,000	10,208,077	10,293,443	85,366	—
Expiring 09/17/25	HSBC	IDR	47,088,414	2,887,000	2,907,578	20,578	—
Japanese Yen,
Expiring 07/22/25	BOA	JPY	74,470	515,000	518,478	3,478	—
Expiring 07/22/25	GSI	JPY	81,931	559,000	570,425	11,425	—
Expiring 07/22/25	HSBC	JPY	143,613	1,007,000	999,868	—	(7,132)
Expiring 07/22/25	HSBC	JPY	97,611	676,518	679,592	3,074	—
Expiring 07/22/25	SCB	JPY	325,871	2,305,991	2,268,798	—	(37,193)
Mexican Peso,
Expiring 09/17/25	HSBC	MXN	58,173	2,993,875	3,074,454	80,579	—
New Taiwanese Dollar,
Expiring 09/17/25	MSI	TWD	75,671	2,620,000	2,648,890	28,890	—
New Zealand Dollar,
Expiring 07/22/25	MSI	NZD	333	197,960	202,891	4,931	—
Peruvian Nuevo Sol,
Expiring 09/17/25	CITI	PEN	3,607	1,007,386	1,015,991	8,605	—
Expiring 09/17/25	CITI	PEN	1,910	529,568	537,998	8,430	—
Expiring 09/17/25	CITI	PEN	1,796	501,763	505,964	4,201	—
Expiring 09/17/25	CITI	PEN	1,521	425,880	428,365	2,485	—
Expiring 09/17/25	MSI	PEN	6,894	1,890,002	1,941,809	51,807	—
Expiring 09/17/25	SCB	PEN	4,956	1,375,500	1,395,885	20,385	—
Philippine Peso,
Expiring 09/17/25	BOA	PHP	91,839	1,603,035	1,628,018	24,983	—
Expiring 09/17/25	BOA	PHP	73,152	1,272,250	1,296,747	24,497	—
Expiring 09/17/25	HSBC	PHP	203,602	3,638,352	3,609,211	—	(29,141)
Expiring 09/17/25	HSBC	PHP	127,715	2,213,715	2,263,968	50,253	—
Polish Zloty,
Expiring 07/22/25	SSB	PLN	1,426	371,806	395,324	23,518	—
South African Rand,
Expiring 09/17/25	BARC	ZAR	52,021	2,917,916	2,921,647	3,731	—
South Korean Won,
Expiring 09/17/25	CITI	KRW	407,381	299,823	302,552	2,729	—
Expiring 09/17/25	SCB	KRW	6,908,776	5,082,000	5,130,978	48,978	—
Thai Baht,
Expiring 09/17/25	HSBC	THB	12,639	389,433	391,110	1,677	—
Expiring 09/17/25	UAG	THB	27,997	857,000	866,356	9,356	—
Turkish Lira,
Expiring 07/09/25	HSBC	TRY	179,756	4,411,470	4,480,344	68,874	—
Expiring 07/23/25	HSBC	TRY	20,651	504,000	508,523	4,523	—
Expiring 07/23/25	UAG	TRY	56,238	1,373,500	1,384,845	11,345	—
Expiring 07/30/25	BARC	TRY	63,035	1,530,298	1,541,612	11,314	—

				$129,623,198	$132,529,705	2,993,430	(86,923)

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/25	JPM	AUD	3,155	$2,006,785	$2,077,071	$—	$(70,286)
Brazilian Real,
Expiring 07/02/25	GSI	BRL	51,681	9,393,149	9,507,544	—	(114,395)
Expiring 07/02/25	HSBC	BRL	8,357	1,504,000	1,537,423	—	(33,423)
British Pound,
Expiring 07/22/25	BARC	GBP	558	743,861	765,851	—	(21,990)
Expiring 07/22/25	CITI	GBP	6,193	8,196,789	8,501,702	—	(304,913)
Expiring 07/22/25	DB	GBP	11,194	14,810,059	15,366,646	—	(556,587)
Canadian Dollar,
Expiring 07/22/25	BNP	CAD	5,630	4,079,289	4,139,629	—	(60,340)
Chinese Renminbi,
Expiring 09/17/25	HSBC	CNH	126,605	17,757,172	17,798,314	—	(41,142)
Expiring 09/17/25	HSBC	CNH	76,302	10,701,845	10,726,640	—	(24,795)
Expiring 09/17/25	HSBC	CNH	7,138	1,000,000	1,003,512	—	(3,512)
Czech Koruna,
Expiring 07/22/25	CITI	CZK	61,210	2,786,748	2,918,166	—	(131,418)
Expiring 07/22/25	MSI	CZK	35,426	1,579,000	1,688,900	—	(109,900)
Euro,
Expiring 07/22/25	BNP	EUR	1,282	1,468,964	1,512,806	—	(43,842)
Expiring 07/22/25	BNP	EUR	969	1,139,350	1,143,591	—	(4,241)
Expiring 07/22/25	CITI	EUR	1,456	1,660,995	1,717,176	—	(56,181)
Expiring 07/22/25	GSI	EUR	597	668,000	703,962	—	(35,962)
Expiring 07/22/25	GSI	EUR	550	618,000	649,075	—	(31,075)
Expiring 07/22/25	HSBC	EUR	51,540	56,710,875	60,804,620	—	(4,093,745)
Expiring 07/22/25	HSBC	EUR	13,793	15,176,881	16,272,443	—	(1,095,562)
Expiring 07/22/25	HSBC	EUR	2,509	2,866,046	2,960,168	—	(94,122)
Expiring 07/22/25	HSBC	EUR	1,468	1,711,521	1,731,308	—	(19,787)
Expiring 07/22/25	HSBC	EUR	1,075	1,228,000	1,268,527	—	(40,527)
Expiring 07/22/25	HSBC	EUR	595	685,699	701,851	—	(16,152)
Expiring 07/22/25	HSBC	EUR	180	205,789	211,828	—	(6,039)
Expiring 07/22/25	JPM	EUR	15,182	17,340,791	17,911,040	—	(570,249)
Expiring 07/22/25	JPM	EUR	3,275	3,693,000	3,864,123	—	(171,123)
Expiring 07/22/25	MSI	EUR	8,125	9,122,831	9,585,539	—	(462,708)
Expiring 07/22/25	MSI	EUR	1,371	1,557,821	1,617,638	—	(59,817)
Expiring 07/22/25	SSB	EUR	55,727	63,814,543	65,744,981	—	(1,930,438)
Expiring 07/22/25	SSB	EUR	15,182	17,385,128	17,911,041	—	(525,913)
Expiring 07/22/25	SSB	EUR	984	1,120,426	1,160,547	—	(40,121)
Expiring 07/22/25	TD	EUR	54,880	62,719,776	64,745,472	—	(2,025,696)
Indian Rupee,
Expiring 09/17/25	JPM	INR	345,353	3,965,000	4,014,766	—	(49,766)
Indonesian Rupiah,
Expiring 09/17/25	MSI	IDR	18,513,702	1,137,240	1,143,169	—	(5,929)
Japanese Yen,
Expiring 07/22/25	BARC	JPY	27,337	193,585	190,330	3,255	—
Expiring 07/22/25	CITI	JPY	99,723	700,000	694,296	5,704	—
Expiring 07/22/25	DB	JPY	97,646	690,000	679,835	10,165	—
Expiring 07/22/25	JPM	JPY	51,367	364,027	357,633	6,394	—
Mexican Peso,
Expiring 09/17/25	BOA	MXN	22,665	1,166,550	1,197,845	—	(31,295)
Expiring 09/17/25	DB	MXN	22,640	1,166,550	1,196,525	—	(29,975)
Expiring 09/17/25	DB	MXN	19,212	999,900	1,015,350	—	(15,450)
Expiring 09/17/25	HSBC	MXN	4,013	206,529	212,088	—	(5,559)
Expiring 09/17/25	MSI	MXN	14,932	779,000	789,155	—	(10,155)
New Taiwanese Dollar,
Expiring 09/17/25	CA	TWD	288,431	9,811,421	10,096,659	—	(285,238)

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 09/17/25	BOA	SGD	7,440	$5,829,305	$5,884,585	$—	$(55,280)
Expiring 09/17/25	GSI	SGD	6,970	5,455,810	5,513,331	—	(57,521)
Expiring 09/17/25	MSI	SGD	3,457	2,687,190	2,734,141	—	(46,951)
South African Rand,
Expiring 09/17/25	GSI	ZAR	19,015	1,050,000	1,067,957	—	(17,957)
South Korean Won,
Expiring 09/17/25	MSI	KRW	12,329,170	9,168,101	9,156,571	11,530	—
Thai Baht,
Expiring 09/17/25	GSI	THB	21,031	648,943	650,795	—	(1,852)
Expiring 09/17/25	HSBC	THB	276,793	8,565,192	8,565,126	66	—

				$390,037,476	$403,409,291	37,114	(13,408,929)

						$3,030,544	$(13,495,852)

Cross currency exchange contracts outstanding at June 30, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/22/25	Buy	EUR	513	JPY	82,263	$32,375	$—	MSI
07/22/25	Buy	EUR	1,558	PLN	6,661	—	(9,055)	CITI
07/22/25	Buy	JPY	82,685	EUR	513	—	(29,439)	CITI
07/22/25	Buy	JPY	165,528	EUR	1,026	—	(57,780)	MSI
07/22/25	Buy	PLN	6,955	EUR	1,609	30,629	—	BNP

						$63,004	$(96,274)

Credit default swap agreements outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000	%(Q)	500	$79,794	$13	$79,781	MSI
Dominican Republic	06/20/30	1.000	%(Q)	500	17,697	13	17,684	MSI
Emirate of Abu Dhabi	06/20/30	1.000	%(Q)	500	(14,946)	13	(14,959)	MSI
Federal Republic of Nigeria	06/20/30	1.000	%(Q)	500	80,081	13	80,068	MSI
Federation of Malaysia	06/20/30	1.000	%(Q)	750	(18,642)	20	(18,662)	MSI
Federative Republic of Brazil	06/20/30	1.000	%(Q)	2,250	46,855	59	46,796	MSI
Kingdom of Bahrain	06/20/30	1.000	%(Q)	500	22,408	13	22,395	MSI
Kingdom of Morocco	06/20/30	1.000	%(Q)	500	(820)	13	(833)	MSI
Kingdom of Saudi Arabia	06/20/30	1.000	%(Q)	1,250	(18,310)	33	(18,343)	MSI
People’s Republic of China	06/20/30	1.000	%(Q)	2,250	(50,944)	59	(51,003)	MSI
Republic of Argentina	06/20/30	1.000	%(Q)	500	128,804	13	128,791	MSI
Republic of Chile	06/20/30	1.000	%(Q)	1,500	(32,401)	39	(32,440)	MSI
Republic of Colombia	06/20/30	1.000	%(Q)	1,750	89,789	46	89,743	MSI
Republic of Indonesia	06/20/30	1.000	%(Q)	2,000	(20,667)	53	(20,720)	MSI
Republic of Ivory Coast	06/20/30	1.000	%(Q)	500	59,823	13	59,810	MSI
Republic of Panama	06/20/30	1.000	%(Q)	500	19,251	13	19,238	MSI
Republic of Peru	06/20/30	1.000	%(Q)	750	(6,434)	20	(6,454)	MSI
Republic of Philippines	06/20/30	1.000	%(Q)	750	(12,557)	20	(12,577)	MSI
Republic of South Africa	06/20/30	1.000	%(Q)	2,250	84,846	59	84,787	MSI
Republic of Turkey	06/20/30	1.000	%(Q)	2,250	178,877	59	178,818	MSI

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Sultanate of Oman	06/20/30	1.000	%(Q)	500	$(401)	$13	$(414)	MSI
United Mexican States	06/20/30	1.000	%(Q)	2,250	6,716	59	6,657	MSI

					$638,819	$656	$638,163

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices - Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000%(Q)	25,000	1.565%	$(612,069)	$(5,391)	$(606,678)	MSI

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		1,535	$(35,409)	$(12,473)	$(22,936)	JPM
Industrial & Commercial
Bank of China Ltd.	06/20/29	1.000%(Q)		1,535	(34,793)	(10,883)	(23,910)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		1,400	33,155	55,926	(22,771)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		850	(10,467)	11,303	(21,770)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	410	(11,291)	(7,524)	(3,767)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		3,400	39,214	230,815	(191,601)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		2,200	25,373	146,163	(120,790)	MSI

					$5,782	$413,327	$(407,545)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Norway	12/20/25	—%(Q)	1,640	0.042%	$(324)	$(382)	$58	BARC
People’s Republic of China	06/20/29	1.000%(Q)	3,070	0.424%	66,467	30,317	36,150	JPM
Republic of Estonia	12/20/26	1.000%(Q)	450	0.266%	4,900	1,254	3,646	JPM
Republic of France	06/20/34	0.250%(Q)	1,600	0.608%	(43,127)	(31,641)	(11,486)	CITI
Republic of France	12/20/34	0.250%(Q)	4,270	0.631%	(127,804)	(138,384)	10,580	BOA
Republic of France	12/20/34	0.250%(Q)	3,975	0.631%	(118,974)	(90,232)	(28,742)	BOA
Republic of Italy	12/20/34	1.000%(Q)	285	0.924%	1,777	(1,678)	3,455	CITI
Republic of Italy	12/20/34	1.000%(Q)	285	0.924%	1,777	(1,678)	3,455	CITI
Republic of Panama	12/20/26	1.000%(Q)	1,430	0.954%	1,375	1,212	163	CITI

					$(213,933)	$(231,212)	$17,279

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	2,800	$(73,722)	$(214,898)	$(141,176)
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	56,189	(1,116,423)	(1,261,620)	(145,197)

				$(1,190,145)	$(1,476,518)	$(286,373)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500	%(M)	2,000	*	$(29,153)	$(49,441)	$20,288	CITI
CMBX.NA.17.AAA	12/15/56	0.500	%(M)	1,930	*	(28,160)	(24,530)	(3,630)	CITI
CMBX.NA.18.AAA	12/17/57	0.500	%(M)	2,500	*	2,281	2,966	(685)	GSI

						$(55,032)	$(71,005)	$15,973

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest rate swap agreements outstanding at June 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,590	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 3.775%	$(83,684)	$(46,431)	$37,253
AUD	4,855	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 3.775%	—	(408,301)	(408,301)
AUD	3,085	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 3.775%	(219,900)	(172,713)	47,187
CAD	9,015	02/17/26	1.060%(S)	1 Day CORRA(2)(S)/ 2.750%	31,766	(124,188)	(155,954)
CAD	1,340	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 2.750%	(2,011)	27,458	29,469
CAD	1,825	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 2.750%	27,810	(64,393)	(92,203)
CAD	1,300	12/03/38	3.550%(S)	1 Day CORRA(1)(S)/ 2.750%	(28,984)	(43,481)	(14,497)
CAD	3,100	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 2.750%	(98,797)	93,760	192,557
CAD	1,535	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.750%	54,383	28,851	(25,532)
CAD	775	12/03/52	3.300%(S)	1 Day CORRA(2)(S)/ 2.750%	(7,812)	8,704	16,516
CAD	165	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.750%	(192)	2,157	2,349
CHF	3,250	02/19/31	(0.042)%(A)	1 Day SARON(2)(S)/ (0.032)%	(3,413)	(78,449)	(75,036)
CHF	1,000	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ (0.032)%	—	156,860	156,860
CHF	1,815	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.032)%	(125,659)	(170,694)	(45,035)
CHF	1,330	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.032)%	—	(18,452)	(18,452)
CLP	469,700	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(23,700)	(23,700)
CNH	500,485	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	(204)	687,845	688,049
CNH	30,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.300%	—	(4,999)	(4,999)
CNH	15,560	08/01/27	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	44,460	44,460
CNH	30,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	83,631	83,631
CNH	134,045	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	746,166	746,166
CNH	12,190	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	65,176	65,176
CNH	128,445	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	165,345	588,797	423,452
CNH	20,000	05/15/28	2.548%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	87,496	87,496
CNH	179,885	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	870,300	1,135,107	264,807
CNH	26,570	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	77,976	77,976
CNH	59,045	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	(1,829)	4,270	6,099
CNH	28,800	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	5,075	2,510	(2,565)
CNH	43,625	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	11,970	2,854	(9,116)
CZK	23,000	05/09/27	4.989%(A)	6 Month PRIBOR(2)(S)/ 3.480%	—	31,418	31,418
CZK	12,000	08/08/29	3.142%(A)	6 Month PRIBOR(2)(S)/ 3.480%	—	(2,188)	(2,188)
DKK	7,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.110%	(25,583)	(74,790)	(49,207)
DKK	1,340	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/ 2.110%	6,132	12,343	6,211
EUR	6,780	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(97,765)	(97,765)
EUR	3,105	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(13,524)	(13,524)
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(1,143)	(641,988)	(640,845)
EUR	2,160	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 1.921%	14,753	202,155	187,402
EUR	11,110	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.921%	(275,198)	(376,707)	(101,509)
EUR	14,525	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.049%	—	647,463	647,463
EUR	6,515	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	102,895	102,895
EUR	11,875	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	142,460	142,460
EUR	9,353	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	87,565	87,565
EUR	210	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 1.921%	693	4,072	3,379
EUR	7,965	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.921%	207,903	215,805	7,902
EUR	8,400	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	(288,108)	(288,108)
EUR	1,780	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	399,044	399,044
EUR	1,780	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	—	(399,564)	(399,564)
EUR	4,316	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	943,268	943,268
EUR	4,316	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	—	(945,091)	(945,091)
EUR	2,275	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	370,471	370,471
EUR	2,275	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	—	(368,024)	(368,024)
EUR	3,000	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.049%	2,488	(50,878)	(53,366)
EUR	3,000	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	(1,383)	100,998	102,381
EUR	2,770	05/11/46	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(21,212)	(820,923)	(799,711)
EUR	2,120	05/11/50	2.600%(A)	1 Day EuroSTR(2)(A)/ 1.921%	18,182	(34,589)	(52,771)
EUR	2,250	05/11/51	1.200%(A)	1 Day EuroSTR(1)(A)/ 1.921%	20,621	739,765	719,144
EUR	555	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(44,096)	(186,691)	(142,595)
EUR	4,815	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.049%	(3,423)	331,538	334,961

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,875	05/11/55	2.500%(A)	1 Day EuroSTR(1)(A)/ 1.921%	$11,937	$71,253	$59,316
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.217%	(339,945)	353,668	693,613
GBP	265	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.217%	2,627	10,308	7,681
GBP	1,945	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.217%	(117,218)	(134,219)	(17,001)
GBP	4,995	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.217%	975,234	487,222	(488,012)
GBP	3,000	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.217%	370,590	384,515	13,925
GBP	1,330	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 4.217%	(84,867)	(294,288)	(209,421)
GBP	960	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 4.217%	298,377	244,220	(54,157)
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)/ 4.217%	—	(1,274,458)	(1,274,458)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)/ 4.217%	(59)	(1,447,228)	(1,447,169)
GBP	800	05/08/45	3.950%(A)	1 Day SONIA(2)(A)/ 4.217%	(41,674)	(65,989)	(24,315)
GBP	1,720	02/17/51	0.768%(A)	1 Day SONIA(2)(A)/ 4.217%	(43)	(1,368,614)	(1,368,571)
GBP	2,000	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	(1,060,120)	(1,444,817)	(384,697)
HUF	200,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)/ 6.500%	(15,725)	(118,455)	(102,730)
ILS	2,935	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.500%	873	5,548	4,675
JPY	410,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(1,634)	(10,824)	(9,190)
JPY	640,000	07/08/27	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(34,373)	(85,800)	(51,427)
JPY	900,000	07/08/27	0.500%(A)	1 Day TONAR(1)(A)/ 0.477%	23,947	18,159	(5,788)
JPY	2,000,000	02/24/28	0.050%(S)	1 Day TONAR(2)(S)/ 0.477%	(588)	(308,453)	(307,865)
JPY	734,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.477%	—	22,730	22,730
JPY	685,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(66,553)	(137,715)	(71,162)
JPY	493,400	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(57,836)	(57,836)
JPY	435,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.477%	90,292	118,617	28,325
JPY	1,620,500	02/19/31	0.135%(S)	1 Day TONAR(2)(S)/ 0.477%	(3,158)	(545,591)	(542,433)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(2)(S)/ 0.477%	(3,003)	(539,042)	(536,039)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(1)(S)/ 0.477%	918,041	536,498	(381,543)
JPY	160,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.477%	(22,904)	(2,165)	20,739
JPY	510,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(205,413)	(273,275)	(67,862)
JPY	1,364,000	02/19/36	0.290%(S)	1 Day TONAR(2)(S)/ 0.477%	(7,567)	(980,762)	(973,195)
JPY	400,000	07/08/37	0.150%(A)	1 Day TONAR(1)(A)/ 0.477%	238,416	380,685	142,269
JPY	20,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.477%	(15,398)	(20,780)	(5,382)
JPY	1,515,000	02/19/41	0.418%(S)	1 Day TONAR(2)(S)/ 0.477%	(13,320)	(1,887,986)	(1,874,666)
JPY	800,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)/ 0.477%	443,919	1,201,187	757,268
JPY	170,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.477%	(167,148)	(278,496)	(111,348)
JPY	240,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.477%	(6,770)	(60,487)	(53,717)
JPY	145,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.477%	(40,600)	(37,724)	2,876
JPY	666,500	02/19/46	0.499%(S)	1 Day TONAR(2)(S)/ 0.477%	(7,335)	(1,204,791)	(1,197,456)
JPY	410,500	02/19/46	0.499%(S)	1 Day TONAR(1)(S)/ 0.477%	5,785	740,903	735,118
JPY	230,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(261,665)	(474,456)	(212,791)
JPY	685,500	02/19/51	0.553%(S)	1 Day TONAR(2)(S)/ 0.477%	(8,617)	(1,566,474)	(1,557,857)
JPY	200,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(255,956)	(496,051)	(240,095)
JPY	94,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.477%	—	145,532	145,532
JPY	355,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.477%	18,699	(196,135)	(214,834)
KRW	765,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	—	11,796	11,796
KRW	7,880,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	—	(312,107)	(312,107)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	—	(44,069)	(44,069)
KRW	1,640,250	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	(21,570)	51,093	72,663
KRW	420,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	—	24,953	24,953
KRW	4,551,530	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	(10,301)	151,644	161,945
KRW	2,592,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	98,471	99,427	956
MXN	54,940	12/25/25	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	4,007	(33,445)	(37,452)
MXN	6,685	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	199	430	231
MXN	54,940	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	—	(11,256)	(11,256)
MXN	6,685	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	—	2,287	2,287
NOK	3,845	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)/ 4.370%	—	(44,134)	(44,134)
NZD	1,515	02/22/31	1.584%(S)	3 Month BBR(2)(Q)/ 3.290%	—	(95,882)	(95,882)
PLN	5,595	05/11/27	4.400%(A)	6 Month WIBOR(2)(S)/ 5.040%	(4,321)	725	5,046
PLN	2,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)/ 5.040%	(11,972)	(85,971)	(73,999)
SEK	14,000	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)/ 2.127%	—	(123,526)	(123,526)

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SGD	2,135	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.560%	$9,019	$(66,878)	$(75,897)
THB	94,000	02/19/31	1.380%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	9,839	9,839
THB	32,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	118,614	118,614
THB	28,780	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	98,255	98,255
THB	21,225	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 1.739%	25,331	46,273	20,942
THB	22,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	37,725	37,725
TWD	109,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	12,099	12,099
	78,220	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.450%	1,076	(175,535)	(176,611)
	21,940	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.450%	(159)	(49,236)	(49,077)
	82,715	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(184,966)	(184,966)
	13,430	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.450%	4,681	27,860	23,179
	7,410	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.450%	—	57,983	57,983
	6,170	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.450%	59,529	44,367	(15,162)
	53,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.450%	223,872	381,110	157,238
	102,695	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(677,516)	(677,516)
	16,425	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.450%	3,038	(207,457)	(210,495)
	13,870	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(175,186)	(175,186)
	52,280	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.450%	12,138	923,969	911,831
	6,537	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.450%	—	620,650	620,650
	9,730	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(136,715)	(136,715)
	7,560	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(221,779)	(221,779)
	7,870	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(192,242)	(192,242)
	32,535	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.450%	(34,593)	(1,001,137)	(966,544)
	3,150	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(84,164)	(84,164)
	8,120	05/11/30	4.150%(A)	1 Day SOFR(1)(A)/ 4.450%	36,079	(261,196)	(297,275)
	1,400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(37,326)	(37,326)
	2,440	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(43,539)	(43,539)
	1,780	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.450%	—	30,005	30,005
	6,950	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.450%	—	(125,256)	(125,256)
	28,785	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.450%	—	58,775	58,775
	3,200	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.450%	(135,752)	13,557	149,309
	4,110	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.450%	(1,604,019)	(1,685,467)	(81,448)
	17,740	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.450%	(125,441)	(492,406)	(366,965)
	4,768	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.450%	—	15,437	15,437
	800	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(13,843)	(13,843)
	1,545	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.450%	(8,804)	(20,641)	(11,837)
	4,005	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.450%	1,828,150	1,798,106	(30,044)
	3,790	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.450%	1,661,546	1,701,579	40,033
	15,510	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.450%	64,056	358,387	294,331
	24,515	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.450%	358,525	566,465	207,940
	1,549	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.450%	—	72,251	72,251
	15,705	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.450%	121,736	602,211	480,475
	21,940	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.450%	—	419,781	419,781
	2,495	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.450%	121,784	29,025	(92,759)
	1,685	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.450%	17,418	91,939	74,521
	2,540	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.450%	11,445	96,853	85,408

					$3,815,150	$(5,900,564)	$(9,715,714)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL 12,822	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(94,398)	$ —	$(94,398)	GSI
BRL 12,822	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	114,663	—	114,663	GSI

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CNH	10,500	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	$75,734	$—	$75,734	MSI
CNH	11,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	67,636	—	67,636	MSI
MYR	4,755	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.500%	38,064	(5)	38,069	MSI
MYR	9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)/ 3.500%	(42,768)	(73)	(42,695)	JPM
MYR	1,310	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.500%	6,657	—	6,657	JPM

					$165,588	$(78)	$165,666

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 4.315%	BOA	03/31/26	20,482	$(2,432)	$—	$(2,432)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(29,234)	90,018	—	90,018
U.S. Treasury Bond(T)	1 Day USOIS +24bps(T)/ 4.570%	JPM	08/13/25	10,588	113,935	—	113,935
U.S. Treasury Bond(T)	1 Day USOIS -30bps(T)/ 4.030%	JPM	09/03/25	10,140	263,406	—	263,406
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	JPM	11/06/25	22,975	194,428	—	194,428
U.S. Treasury Bond(T)	1 Day USOIS +19.5bps(T)/ 4.525%	CITI	12/12/25	41,160	585,691	—	585,691

					$1,245,046	$—	$1,245,046

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$480,612	$(374,315)	$2,442,600	$(1,374,696)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$6,446,749
GS	—	2,567,562
MLC	—	18,840,808
SG	—	89,959,441

Total	$—	$117,814,560

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$1,711,779,532	$—	$—
Common Stocks	5,888,536,299	1,539,468,628	12
Preferred Stocks	4,186,316	6,322,328	—	**
Rights	—	4,225	—
Unaffiliated Exchange-Traded Funds	1,577,546,297	—	—
Warrants	—	14,630	—
Asset-Backed Securities
Automobiles	—	8,824,815	—
Collateralized Loan Obligations	—	553,560,814	—
Consumer Loans	—	3,916,403	—
Credit Cards	—	3,865,018	—
Home Equity Loans	—	2,775,344	—
Other	—	399,357	—
Residential Mortgage-Backed Securities	—	258,734	—
Commercial Mortgage-Backed Securities	—	45,576,019	—
Corporate Bonds	—	460,780,095	2,489,352
Floating Rate and Other Loans	—	22,361,737	—
Residential Mortgage-Backed Securities	—	12,632,590	—
Sovereign Bonds	—	161,919,039	—
U.S. Government Agency Obligations	—	4,221,872	—
U.S. Treasury Obligations.	—	178,537,574	—
Short-Term Investments
Affiliated Mutual Funds	1,380,330,669	—	—
U.S. Treasury Obligations.	—	155,547,758	—
Options Purchased	15,437	27,427,322	—

Total	$10,562,394,550	$3,188,414,302	$2,489,364

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Liabilities
Options Written	$(63,381)	$(985,769)	$—

Other Financial Instruments*
Assets
Futures Contracts	$45,020,831	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	3,030,544	—
OTC Cross Currency Exchange Contracts	—	63,004	—
OTC Packaged Credit Default Swap Agreements	—	814,941	—
OTC Credit Default Swap Agreements	—	176,319	—
Centrally Cleared Interest Rate Swap Agreements	—	13,966,032	—
OTC Interest Rate Swap Agreements	—	302,754	—
OTC Total Return Swap Agreements	—	1,247,478	—

Total	$45,020,831	$19,601,072	$—

Liabilities
Futures Contracts	$(9,004,833)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(13,495,852)	—
OTC Cross Currency Exchange Contracts	—	(96,274)	—
OTC Packaged Credit Default Swap Agreements	—	(788,191)	—
Centrally Cleared Credit Default Swap Agreements	—	(286,373)	—
OTC Credit Default Swap Agreements	—	(439,502)	—
Centrally Cleared Interest Rate Swap Agreements	—	(23,681,746)	—
OTC Interest Rate Swap Agreements	—	(137,166)	—
OTC Total Return Swap Agreement	—	(2,432)	—

Total	$(9,004,833)	$(38,927,536)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	22.6%
Unaffiliated Exchange-Traded Funds	11.6
Semiconductors & Semiconductor Equipment	5.0
Software	4.7
Collateralized Loan Obligations	4.1
Banks	3.8
Interactive Media & Services	2.8
U.S. Treasury Obligations	2.5
Pharmaceuticals	2.3
Insurance	2.1
Technology Hardware, Storage & Peripherals	1.9
Broadline Retail	1.9
Capital Markets	1.8
Financial Services	1.8
Aerospace & Defense	1.7
Oil, Gas & Consumable Fuels	1.7
Entertainment	1.6
Sovereign Bonds	1.2
Consumer Staples Distribution & Retail	1.2
Biotechnology	1.0
Machinery	1.0
Automobiles	1.0
Hotels, Restaurants & Leisure	1.0

Health Care Equipment & Supplies	1.0%
Specialty Retail	0.9
Health Care Providers & Services	0.9
IT Services	0.8
Electric Utilities	0.8
Electrical Equipment	0.7
Metals & Mining	0.6
Textiles, Apparel & Luxury Goods	0.6
Chemicals	0.5
Ground Transportation	0.5
Communications Equipment	0.5
Multi-Utilities	0.5
Diversified Telecommunication Services	0.5
Food Products	0.5
Industrial Conglomerates	0.4
Building Products	0.4
Specialized REITs	0.4
Professional Services	0.4
Tobacco	0.4
Media	0.4
Electric	0.4
Trading Companies & Distributors	0.4
Electronic Equipment, Instruments & Components	0.4
Household Products	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Commercial Mortgage-Backed Securities	0.3%
Beverages	0.3
Real Estate Management & Development	0.3
Life Sciences Tools & Services	0.3
Consumer Finance	0.3
Telecommunications	0.3
Personal Care Products	0.2
Construction & Engineering	0.2
Commercial Services & Supplies	0.2
Options Purchased	0.2
Household Durables	0.2
Wireless Telecommunication Services	0.2
Real Estate Investment Trusts (REITs)	0.2
Retail REITs	0.2
Retail	0.2
Automobile Components	0.2
Residential REITs	0.2
Industrial REITs	0.2
Air Freight & Logistics	0.2
Oil & Gas	0.2
Commercial Services	0.1
Home Builders	0.1
Health Care REITs	0.1
Construction Materials	0.1
Foods	0.1
Pipelines	0.1
Containers & Packaging	0.1
Gas Utilities	0.1
Auto Manufacturers	0.1
Diversified Financial Services	0.1
Energy Equipment & Services	0.1
Marine Transportation	0.1
Residential Mortgage-Backed Securities	0.1
Independent Power & Renewable Electricity Producers	0.1
Passenger Airlines	0.1
Diversified Consumer Services	0.1
Real Estate	0.1
Healthcare-Products	0.1
Water Utilities	0.1
Transportation	0.1
Office REITs	0.1
Diversified REITs	0.1
Miscellaneous Manufacturing	0.1
Multi-National	0.1

Holding Companies-Diversified	0.1%
Computers	0.1
Engineering & Construction	0.1
Auto Parts & Equipment	0.0	*
Transportation Infrastructure	0.0	*
Building Materials	0.0	*
Health Care Technology	0.0	*
Leisure Products	0.0	*
U.S. Government Agency Obligations	0.0	*
Mining	0.0	*
Consumer Loans	0.0	*
Lodging	0.0	*
Credit Cards	0.0	*
Packaging & Containers	0.0	*
Healthcare-Services	0.0	*
Airlines	0.0	*
Leisure Time	0.0	*
Electronics	0.0	*
Home Equity Loans	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Investment Companies	0.0	*
Housewares	0.0	*
Agriculture	0.0	*
Internet	0.0	*
Paper & Forest Products	0.0	*
Hotel & Resort REITs	0.0	*
Electrical Components & Equipment	0.0	*
Trucking & Leasing	0.0	*
Distributors	0.0	*
Machinery-Diversified	0.0	*
Toys/Games/Hobbies	0.0	*
Iron/Steel	0.0	*
Semiconductors	0.0	*
Gas	0.0	*
Apparel	0.0	*
Environmental Control	0.0	*
Other	0.0	*

	100.8
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$2,432
Credit contracts	—	—		Due from/to broker-variation margin swaps	286,373	*
Credit contracts	Premiums paid for OTC swap agreements	480,612		Premiums received for OTC swap agreements	374,237
Credit contracts	Unaffiliated investments	63,116		Options written outstanding, at value	140,882
Credit contracts	Unrealized appreciation on OTC swap agreements	892,363		Unrealized depreciation on OTC swap agreements	1,235,171
Equity contracts	Due from/to broker-variation margin futures	29,559,595	*	—	—
Equity contracts	Unaffiliated investments	27,185,365		—	—
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	7,006,018	*
Foreign exchange contracts	Unaffiliated investments	128,551		Options written outstanding, at value	806,955
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	63,004		Unrealized depreciation on OTC cross currency exchange contracts	96,274
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,030,544		Unrealized depreciation on OTC forward foreign currency exchange contracts	13,495,852
Interest rate contracts	Due from/to broker-variation margin futures	15,461,236	*	Due from/to broker-variation margin futures	1,998,815	*
Interest rate contracts	Due from/to broker-variation margin swaps	13,966,032	*	Due from/to broker-variation margin swaps	23,681,746	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	78
Interest rate contracts	Unaffiliated investments	65,727		Options written outstanding, at value	101,313
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,550,237		Unrealized depreciation on OTC swap agreements	137,093

		$92,446,382			$49,363,239

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(157,179)	$396,554	$—	$—	$(912,485)
Equity contracts	10,299,660	—	(43,343,795)	—	—
Foreign exchange contracts	(172,875)	1,238,207	(18,012,694)	(5,642,367)	—
Interest rate contracts	59,778	62,377	(1,543,204)	—	(1,897,405)

Total	$10,029,384	$1,697,138	$(62,899,693)	$(5,642,367)	$(2,809,890)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$(2,432)
Credit contracts	28,446	(45,931)	—	—	(112,075)
Equity contracts	(8,894,041)	—	45,918,269	—	—
Foreign exchange contracts	(35,118)	(252,986)	(10,478,088)	(22,005,756)	—
Interest rate contracts	(149,017)	203,603	24,620,529	—	(345,044)

Total	$(9,049,730)	$(95,314)	$60,060,710	$(22,005,756)	$(459,551)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 24,039,680
Options Written (2)	392,604,109
Futures Contracts - Long Positions (2)	1,946,138,109
Futures Contracts - Short Positions (2)	333,626,992
Forward Foreign Currency Exchange Contracts - Purchased (3)	120,725,262
Forward Foreign Currency Exchange Contracts - Sold (3)	387,497,884
Cross Currency Exchange Contracts (4)	1,977,979
Interest Rate Swap Agreements (2)	1,523,898,426
Credit Default Swap Agreements - Buy Protection (2)	88,898,551
Credit Default Swap Agreements - Sell Protection (2)	87,579,202
Currency Swap Agreements (2)	1,606,653
Total Return Swap Agreements (2)	120,371,254

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$154,510,535	$(154,510,535)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(3)	$ 618,115	$ (56,434)	$ 561,681	$ (308,617)	$ 253,064
BNP(3)	41,932	(130,193)	(88,261)	—	(88,261)
BOA(3)	153,939	(343,933)	(189,994)	189,994	—
BOA(4)	—	(2,432)	(2,432)	—	(2,432)

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
CA(3)	—	(285,238)	(285,238)	—	(285,238)
CITI(3)	$881,776	$(717,961)	$163,815	$(163,815)	$—
DB(3)	149,747	(669,239)	(519,492)	395,053	(124,439)
GSI(3)	833,100	(357,182)	475,918	(475,918)	—
HSBC(3)	407,819	(5,510,638)	(5,102,819)	4,492,290	(610,529)
JPM(3)	1,022,851	(1,477,450)	(454,599)	454,599	—
MSI(3)	1,776,111	(2,206,140)	(430,029)	430,029	—
SCB(3)	69,363	(37,193)	32,170	—	32,170
SSB(3)	23,518	(2,496,472)	(2,472,954)	1,846,879	(626,075)
TD(3)	—	(2,025,696)	(2,025,696)	1,907,149	(118,547)
UAG(3)	280,446	(10,705)	269,741	—	269,741

	$6,258,717	$(16,326,906)	$(10,068,189)	$8,767,643	$(1,300,546)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Fixed Income
(4)	QMA (Allocation Liquidity)

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $154,510,535:
Unaffiliated investments (cost $9,092,491,328)	$10,661,188,015
Affiliated investments (cost $2,911,200,316)	3,092,110,201
Cash	1,722,261
Foreign currency, at value (cost $8,951,233)	9,015,510
Receivable for investments sold	78,689,531
Receivable for Portfolio shares sold	24,521,012
Dividends and interest receivable	21,388,578
Tax reclaim receivable	10,047,380
Due from broker-variation margin futures	5,000,892
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,030,544
Unrealized appreciation on OTC swap agreements	2,442,600
Premiums paid for OTC swap agreements	480,612
Foreign capital gains tax benefit accrued	93,839
Unrealized appreciation on OTC cross currency exchange contracts	63,004
Receivable from affiliate	43,782
Prepaid expenses and other assets	229,658

Total Assets	13,910,067,419

LIABILITIES
Payable to broker for collateral for securities on loan	157,943,759
Payable for investments purchased	79,384,000
Unrealized depreciation on OTC forward foreign currency exchange contracts	13,495,852
Payable to affiliate	3,533,721
Management fee payable	3,399,011
Accrued expenses and other liabilities	1,488,021
Unrealized depreciation on OTC swap agreements	1,374,696
Options written outstanding, at value (premiums received $861,456)	1,049,150
Distribution fee payable	554,241
Premiums received for OTC swap agreements	374,315
Due to broker-variation margin swaps	188,171
Unrealized depreciation on OTC cross currency exchange contracts	96,274
Payable for Portfolio shares purchased	76,422
Trustees’ fees payable	3,448
Affiliated transfer agent fee payable	956

Total Liabilities	262,962,037

NET ASSETS	$13,647,105,382

Net assets were comprised of:
Partners’ Equity	$13,647,105,382

Net asset value and redemption price per share, $13,647,105,382 / 513,939,014 outstanding shares of beneficial interest	$26.55

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,974,241 foreign withholding tax, of which $325,674 is reimbursable by an affiliate)	$83,906,909
Interest income	39,210,885
Affiliated dividend income	27,114,276
Income from securities lending, net (including affiliated income of $175,631)	230,744

Total income	150,462,814

EXPENSES
Management fee.	41,119,277
Distribution fee	16,591,776
Custodian and accounting fees	710,471
Trustees’ fees	116,588
Professional fees	77,501
Audit fee	42,728
Shareholders’ reports	7,793
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,655
Miscellaneous	180,719

Total expenses	58,851,508

NET INVESTMENT INCOME (LOSS)	91,611,306

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $30,271,470) (net of foreign capital gains taxes $(5,657))	519,679,817
Futures transactions	(62,899,693)
Forward and cross currency contract transactions	(5,642,367)
Options written transactions	1,697,138
Swap agreements transactions	(2,809,890)
Foreign currency transactions	(4,283,115)

445,741,890

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $42,111,309) (net of change in foreign capital gains taxes $728,660)	276,470,785
Futures	60,060,710
Forward and cross currency contracts	(22,005,756)
Options written	(95,314)
Swap agreements	(459,551)
Foreign currencies	1,835,568

315,806,442

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	761,548,332

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$853,159,638

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$91,611,306	$225,957,086
Net realized gain (loss) on investment and foreign currency transactions	445,741,890	1,313,634,152
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	315,806,442	314,259,712

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	853,159,638	1,853,850,950

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [26,977,854 and 33,737,433 shares, respectively]	668,957,935	796,830,716
Portfolio shares purchased [84,601,258 and 123,072,533 shares, respectively]	(2,022,392,799)	(2,887,957,353)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,353,434,864)	(2,091,126,637)

TOTAL INCREASE (DECREASE)	(500,275,226)	(237,275,687)
NET ASSETS:
Beginning of period	14,147,380,608	14,384,656,295

End of period	$13,647,105,382	$14,147,380,608

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$24.75		$21.77	$18.44	$22.57	$19.34	$18.27

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.36	0.36	0.24	0.18	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.63		2.62	2.97	(4.37)	3.05	0.88

Total from investment operations	1.80		2.98	3.33	(4.13)	3.23	1.07

Net Asset Value, end of period	$26.55		$24.75	$21.77	$18.44	$22.57	$19.34

Total Return(b)	7.27%		13.69%	18.06%	(18.30)%	16.70%	5.86%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13,647		$14,147	$14,385	$10,810	$18,295	$17,632
Average net assets (in millions)	$13,383		$14,662	$13,110	$13,622	$18,224	$15,684
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89	%(d)	0.88%	0.89%	0.89%	0.87%	0.88%
Expenses before waivers and/or expense reimbursement	0.89	%(d)	0.88%	0.89%	0.89%	0.87%	0.88%
Net investment income (loss)	1.38	%(d)	1.54%	1.83%	1.22%	0.83%	1.10%
Portfolio turnover rate(e)	42%		75%	83%	88%	116%	154%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares#	Value

LONG-TERM INVESTMENTS — 90.6%

AFFILIATED MUTUAL FUNDS — 38.3%
Domestic Equity — 6.8%
AST Large-Cap Growth Portfolio*	1,005,343	$101,328,571
AST Large-Cap Value Portfolio*	695,825	38,312,128
AST Small-Cap Equity Portfolio*	300,655	23,547,295
PGIM Jennison Natural Resources Fund	51,915	3,141,904
PSF PGIM Jennison Blend Portfolio*	278,807	36,665,921
PSF PGIM Jennison Value Portfolio*	178,205	11,463,931

		214,459,750

Fixed Income — 30.9%
AST PGIM Fixed Income Central Portfolio*	83,776,059	964,262,444
PSF PGIM High Yield Bond Portfolio*	1,856,205	13,977,222

		978,239,666

International Equity — 0.6%
PGIM Global Real Estate Fund	13,910	284,450
PGIM Jennison Emerging Markets Equity Opportunities Fund	39,915	763,178
PGIM Jennison International Opportunities Fund	549,570	19,388,845

		20,436,473

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,062,764,013)(wa)		1,213,135,889

	Shares

COMMON STOCKS — 16.3%
Aerospace & Defense — 0.5%
Airbus SE (France)	4,719	987,218
ATI, Inc.*	5,900	509,406
BAE Systems PLC (United Kingdom)	11,818	306,711
Boeing Co. (The)*	6,600	1,382,898
Curtiss-Wright Corp.	800	390,840
Dassault Aviation SA (France)	153	54,097
Elbit Systems Ltd. (Israel)	260	115,813
General Dynamics Corp.	5,030	1,467,050
General Electric Co.	5,200	1,338,428
HEICO Corp.	2,100	688,800
Howmet Aerospace, Inc.	5,395	1,004,171
Kongsberg Gruppen ASA (Norway)	8,760	339,730
Leonardo SpA (Italy)	2,544	143,550
Lockheed Martin Corp.	1,600	741,024
MTU Aero Engines AG (Germany)	75	33,319
Northrop Grumman Corp.(a)	2,893	1,446,442
Rheinmetall AG (Germany)	333	705,194
Rolls-Royce Holdings PLC (United Kingdom)	71,226	943,933
RTX Corp.	4,538	662,639
Saab AB (Sweden) (Class B Stock)	2,491	139,280
Safran SA (France)	2,001	652,574
Singapore Technologies Engineering Ltd. (Singapore)	62,400	382,617
Thales SA (France)	1,184	349,605

		14,785,339

	Shares	Value

COMMON STOCKS (continued)
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	8,050	$372,875
DSV A/S (Denmark)	1,260	302,216
FedEx Corp.	4,300	977,433
United Parcel Service, Inc. (Class B Stock)	3,800	383,572

		2,036,096

Automobile Components — 0.0%
Aisin Corp. (Japan)	8,700	111,294
Aptiv PLC (United Kingdom)*	7,100	484,362
Cie Generale des Etablissements Michelin SCA (France)	7,739	287,846
Continental AG (Germany)	1,311	114,421
Lear Corp.	1,600	151,968
Sumitomo Electric Industries Ltd. (Japan)	12,300	263,754

		1,413,645

Automobiles — 0.3%
Ferrari NV (Italy)	670	328,240
Ford Motor Co.	38,700	419,895
General Motors Co.	23,100	1,136,751
Honda Motor Co. Ltd. (Japan)	44,000	424,286
Isuzu Motors Ltd. (Japan)	5,800	73,474
Mercedes-Benz Group AG (Germany)	11,339	660,612
Stellantis NV	21,496	215,307
Suzuki Motor Corp. (Japan)	22,600	272,471
Tesla, Inc.*	14,164	4,499,336
Toyota Motor Corp. (Japan)	51,100	880,095

		8,910,467

Banks — 1.1%
ABN AMRO Bank NV (Netherlands), 144A, CVA	8,709	237,807
AIB Group PLC (Ireland)	85,871	708,681
ANZ Group Holdings Ltd. (Australia)	24,352	466,993
Banco Bilbao Vizcaya Argentaria SA (Spain)	41,934	645,711
Banco Santander SA (Spain)	95,268	788,903
Bank Hapoalim BM (Israel)	18,750	360,151
Bank Leumi Le-Israel BM (Israel)	15,507	288,516
Bank of America Corp.	55,733	2,637,285
Barclays PLC (United Kingdom)	223,130	1,031,033
BNP Paribas SA (France)	14,113	1,265,960
BOC Hong Kong Holdings Ltd. (China)	85,000	370,026
CaixaBank SA (Spain)	90,019	779,998
Citigroup, Inc.	7,900	672,448
Columbia Banking System, Inc.	11,600	271,208
Commerzbank AG (Germany)	1,638	51,618
Commonwealth Bank of Australia (Australia)	10,990	1,337,574
Credit Agricole SA (France)	14,406	272,537
Danske Bank A/S (Denmark)	7,390	301,836
DBS Group Holdings Ltd. (Singapore)	8,130	287,006
DNB Bank ASA (Norway)	13,648	377,430
Hang Seng Bank Ltd. (Hong Kong)	4,200	63,026
HSBC Holdings PLC (United Kingdom)	172,228	2,083,303
ING Groep NV (Netherlands)	53,337	1,169,024

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy)	123,837	$713,352
JPMorgan Chase & Co.	12,400	3,594,884
Lloyds Banking Group PLC (United Kingdom)	464,550	488,483
Mitsubishi UFJ Financial Group, Inc. (Japan)	100,700	1,372,903
Mizuho Financial Group, Inc. (Japan)	11,400	316,463
National Australia Bank Ltd. (Australia)	10,911	282,789
NatWest Group PLC (United Kingdom)	81,221	570,411
Nordea Bank Abp (Finland)	34,950	518,578
Oversea-Chinese Banking Corp. Ltd. (Singapore)	12,800	164,138
PNC Financial Services Group, Inc. (The)	8,011	1,493,411
Resona Holdings, Inc. (Japan)	31,100	287,234
Sberbank of Russia PJSC (Russia)^	61,896	—
Shizuoka Financial Group, Inc. (Japan)	2,800	32,578
Societe Generale SA (France)	6,907	395,109
Standard Chartered PLC (United Kingdom)	18,682	309,160
Sumitomo Mitsui Financial Group, Inc. (Japan)	32,600	820,899
Sumitomo Mitsui Trust Group, Inc. (Japan)	1,600	42,556
Svenska Handelsbanken AB (Sweden) (Class A Stock)	18,378	246,031
Swedbank AB (Sweden) (Class A Stock)	12,012	318,154
Truist Financial Corp.	26,100	1,122,039
U.S. Bancorp	32,981	1,492,390
UniCredit SpA (Italy)	10,741	720,543
United Overseas Bank Ltd. (Singapore)	3,800	107,554
Webster Financial Corp.	2,500	136,500
Wells Fargo & Co.	37,159	2,977,179
Westpac Banking Corp. (Australia)	7,024	156,541

		35,147,953

Beverages — 0.2%
Anheuser-Busch InBev SA/NV (Belgium)	9,645	663,580
Asahi Group Holdings Ltd. (Japan)	16,500	220,558
Carlsberg A/S (Denmark) (Class B Stock)	234	33,154
Coca-Cola Co. (The)	30,865	2,183,699
Coca-Cola Europacific Partners PLC (United Kingdom)	3,654	338,799
Coca-Cola HBC AG (Italy)*	5,654	295,380
Diageo PLC (United Kingdom)	13,694	345,309
Keurig Dr. Pepper, Inc.	16,000	528,960
PepsiCo, Inc.	3,031	400,213
Pernod Ricard SA (France)	623	62,145

		5,071,797

Biotechnology — 0.3%
AbbVie, Inc.	13,718	2,546,335
Alnylam Pharmaceuticals, Inc.*	1,400	456,526
Amgen, Inc.(a)	5,000	1,396,050
Argenx SE (Netherlands)*	619	342,668
Biogen, Inc.*	2,300	288,857

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
BioMarin Pharmaceutical, Inc.*	3,200	$175,904
CSL Ltd.	2,892	456,822
Exelixis, Inc.*	18,700	824,202
Genmab A/S (Denmark)*	1,301	270,177
Gilead Sciences, Inc.	9,300	1,031,091
Natera, Inc.*	500	84,470
Regeneron Pharmaceuticals, Inc.	425	223,125
Swedish Orphan Biovitrum AB (Sweden)*	3,945	120,067
Vertex Pharmaceuticals, Inc.*	625	278,250

		8,494,544

Broadline Retail — 0.5%
Amazon.com, Inc.*	55,615	12,201,375
Coupang, Inc. (South Korea)*	14,200	425,432
eBay, Inc.	2,900	215,934
Next PLC (United Kingdom)	2,971	507,429
Pan Pacific International Holdings Corp. (Japan)	3,000	103,185
Prosus NV (China)*	14,133	792,953
Wesfarmers Ltd. (Australia)	800	44,646

		14,290,954

Building Products — 0.2%
AGC, Inc. (Japan)	4,300	126,144
Assa Abloy AB (Sweden) (Class B Stock)	2,108	65,904
Carrier Global Corp.	19,122	1,399,539
Cie de Saint-Gobain SA (France)	6,371	748,435
Daikin Industries Ltd. (Japan)	300	35,215
Geberit AG (Switzerland)	450	354,395
Hayward Holdings, Inc.*	35,000	483,000
Owens Corning	3,600	495,072
ROCKWOOL A/S (Denmark) (Class B Stock)	5,010	234,830
Trane Technologies PLC	2,445	1,069,467

		5,012,001

Capital Markets — 0.6%
3i Group PLC (United Kingdom)	8,731	494,107
Ameriprise Financial, Inc.	1,177	628,200
Amundi SA (France), 144A	3,562	288,721
Ares Management Corp. (Class A Stock)	1,677	290,456
ASX Ltd. (Australia)	1,167	53,583
Bank of New York Mellon Corp. (The)	17,970	1,637,247
Blackrock, Inc.	186	195,161
Blackstone, Inc.	2,853	426,752
Charles Schwab Corp. (The)	7,177	654,829
CME Group, Inc.	532	146,630
Daiwa Securities Group, Inc. (Japan)	14,400	102,269
Deutsche Bank AG (Germany)	16,411	486,511
Deutsche Boerse AG (Germany)	400	130,676
Euronext NV (Netherlands), 144A	1,810	310,129
Futu Holdings Ltd. (Hong Kong), ADR	800	98,872
Goldman Sachs Group, Inc. (The)	2,142	1,516,000
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	10,100	543,244

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Houlihan Lokey, Inc.	700	$125,965
Intercontinental Exchange, Inc.	6,100	1,119,167
Invesco Ltd.(a)	52,400	826,348
Janus Henderson Group PLC	22,100	858,364
Julius Baer Group Ltd. (Switzerland)	1,786	121,153
MarketAxess Holdings, Inc.	600	134,004
Morgan Stanley	11,963	1,685,108
MSCI, Inc.	800	461,392
Nasdaq, Inc.	11,300	1,010,446
Nomura Holdings, Inc. (Japan)	67,500	444,805
Partners Group Holding AG (Switzerland)	63	82,425
Raymond James Financial, Inc.(a)	6,300	966,231
Robinhood Markets, Inc. (Class A Stock)*	5,600	524,328
S&P Global, Inc.	2,900	1,529,141
SBI Holdings, Inc. (Japan)	8,300	289,215
Singapore Exchange Ltd. (Singapore)	20,600	241,210
Stifel Financial Corp.	1,200	124,536
UBS Group AG (Switzerland)	24,589	834,840
Virtu Financial, Inc. (Class A Stock)	2,100	94,059

		19,476,124

Chemicals — 0.2%
Air Liquide SA (France)	2,900	597,983
Air Products & Chemicals, Inc.	1,809	510,246
Asahi Kasei Corp. (Japan)	62,000	441,363
BASF SE (Germany)	1,238	61,231
Celanese Corp.	5,000	276,650
DSM-Firmenich AG (Switzerland)	838	89,151
DuPont de Nemours, Inc.	12,600	864,234
Ecolab, Inc.	3,300	889,152
Givaudan SA (Switzerland)	20	96,991
LANXESS AG (Germany)	5,212	155,398
Linde PLC	2,000	938,360
Mitsubishi Chemical Group Corp. (Japan)	24,000	126,145
Nippon Sanso Holdings Corp. (Japan)	1,400	52,978
Nitto Denko Corp. (Japan)	5,900	113,938
Novonesis Novozymes B (Denmark)	2,063	148,117
Olin Corp.	11,400	229,026
Orica Ltd. (Australia)	16,798	215,694
Shin-Etsu Chemical Co. Ltd. (Japan)	7,900	260,874
Solvay SA (Belgium)	1,437	49,773
Yara International ASA (Brazil)	4,620	170,490

		6,287,794

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	19,902	307,363
Cintas Corp.	1,900	423,453
Dai Nippon Printing Co. Ltd. (Japan)	10,300	156,352
Republic Services, Inc.	428	105,549
Securitas AB (Sweden) (Class B Stock)	7,142	106,932
TOPPAN Holdings, Inc. (Japan)	3,300	89,651
Veralto Corp.	9,200	928,740

		2,118,040

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment — 0.1%
Arista Networks, Inc.*	11,100	$1,135,641
Cisco Systems, Inc.	33,200	2,303,416
Nokia OYJ (Finland)	76,373	396,271
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	39,531	337,805

		4,173,133

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)(a)	2,708	188,227
Bouygues SA (France)	4,596	207,853
Eiffage SA (France)	2,111	296,623
Kajima Corp. (Japan)	2,100	54,772
MasTec, Inc.*	2,100	357,903
Skanska AB (Sweden) (Class B Stock)	7,334	170,843
Vinci SA (France)	4,321	637,219

		1,913,440

Construction Materials — 0.1%
Amrize Ltd.*	4,087	203,874
CRH PLC (XLON)	4,294	396,378
CRH PLC (NYSE)	10,000	918,000
Heidelberg Materials AG (Germany)	1,434	337,702
Holcim AG*	5,242	389,266
Martin Marietta Materials, Inc.	300	164,688
Vulcan Materials Co.	2,919	761,334

		3,171,242

Consumer Finance — 0.1%
Ally Financial, Inc.	5,900	229,805
American Express Co.	5,129	1,636,048
Capital One Financial Corp.	9,527	2,026,965
Synchrony Financial(a)	12,600	840,924

		4,733,742

Consumer Staples Distribution & Retail — 0.3%
Carrefour SA (France)	4,958	69,939
Coles Group Ltd. (Australia)	21,818	299,171
Costco Wholesale Corp.	1,900	1,880,886
Dollar Tree, Inc.*	2,700	267,408
Endeavour Group Ltd. (Australia)	26,163	69,061
Kesko OYJ (Finland) (Class B Stock)	6,166	152,079
Koninklijke Ahold Delhaize NV (Netherlands)	8,500	355,015
Kroger Co. (The)	6,100	437,553
Marks & Spencer Group PLC (United Kingdom)	7,543	36,712
MatsukiyoCocokara & Co. (Japan)	11,500	236,561
Seven & i Holdings Co. Ltd. (Japan)	7,100	114,277
Target Corp.	9,900	976,635
Tesco PLC (United Kingdom)	135,819	748,841
US Foods Holding Corp.*	8,800	677,688
Walmart, Inc.	27,614	2,700,097
Woolworths Group Ltd. (Australia)	4,025	82,447

		9,104,370

Containers & Packaging — 0.0%
Avery Dennison Corp.	500	87,735

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Containers & Packaging (cont’d.)
Crown Holdings, Inc.	1,600	$164,768
Packaging Corp. of America	664	125,131

		377,634

Distributors — 0.0%
D’ieteren Group (Belgium)	421	90,662

Diversified Consumer Services — 0.0%
ADT, Inc.	10,900	92,323
Duolingo, Inc.*	200	82,004
Grand Canyon Education, Inc.*	500	94,500
H&R Block, Inc.	2,100	115,269

		384,096

Diversified REITs — 0.0%
Covivio SA (France)	1,601	101,510
GPT Group (The) (Australia)	33,321	106,380
Mirvac Group (Australia)	120,211	174,421
Stockland (Australia)	34,986	123,645

		505,956

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	51,400	1,487,516
Deutsche Telekom AG (Germany)	34,130	1,249,281
Elisa OYJ (Finland)	1,100	61,140
Koninklijke KPN NV (Netherlands)	68,605	334,668
Orange SA (France)	18,268	278,189
Telenor ASA (Norway)	13,940	217,076
Telia Co. AB (Sweden)	61,088	219,723
Telstra Group Ltd. (Australia)	160,694	512,392
Verizon Communications, Inc.	21,475	929,223

		5,289,208

Electric Utilities — 0.2%
Alliant Energy Corp.	3,800	229,786
American Electric Power Co., Inc.	8,800	913,088
Chubu Electric Power Co., Inc. (Japan)	12,000	148,493
Constellation Energy Corp.	1,500	484,140
Enel SpA (Italy)	74,511	707,162
Entergy Corp.	2,304	191,508
Iberdrola SA (Spain)	48,171	926,715
Kansai Electric Power Co., Inc. (The) (Japan)	18,900	224,151
NextEra Energy, Inc.	14,815	1,028,457
NRG Energy, Inc.	7,700	1,236,466
OGE Energy Corp.	9,200	408,296
PG&E Corp.	11,853	165,231
Southern Co. (The)	9,149	840,153
Terna - Rete Elettrica Nazionale (Italy)	17,031	175,095
Xcel Energy, Inc.	3,287	223,845

		7,902,586

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	15,777	945,497
Eaton Corp. PLC	5,774	2,061,260
Emerson Electric Co.	2,600	346,658
Fuji Electric Co. Ltd. (Japan)	1,800	82,893
Fujikura Ltd. (Japan)	3,800	199,901
GE Vernova, Inc.	2,600	1,375,790

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Legrand SA (France)	1,781	$238,705
Mitsubishi Electric Corp. (Japan)	13,100	281,768
Nidec Corp. (Japan)	4,800	93,279
nVent Electric PLC	4,700	344,275
Rockwell Automation, Inc.	3,000	996,510
Schneider Electric SE	2,287	614,025
Siemens Energy AG (Germany)*	5,938	694,039

		8,274,600

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. (Class A Stock)	2,400	237,000
Corning, Inc.	11,917	626,715
Halma PLC (United Kingdom)	11,303	496,814
Keyence Corp. (Japan)	400	159,931
Keysight Technologies, Inc.*	700	114,702
Kyocera Corp. (Japan)	8,200	98,485
TDK Corp. (Japan)	9,400	109,722
Vontier Corp.	6,500	239,850
Yokogawa Electric Corp. (Japan)	2,100	56,099
Zebra Technologies Corp. (Class A Stock)*	2,700	832,572

		2,971,890

Energy Equipment & Services — 0.0%
Baker Hughes Co.(a)	23,175	888,530
Schlumberger NV	15,900	537,420

		1,425,950

Entertainment — 0.3%
Capcom Co. Ltd. (Japan)	2,500	85,379
CTS Eventim AG & Co. KGaA (Germany)	1,250	155,438
Konami Group Corp. (Japan)	2,700	426,875
Netflix, Inc.*	2,600	3,481,738
Nintendo Co. Ltd. (Japan)	6,000	576,179
ROBLOX Corp. (Class A Stock)*	6,700	704,840
Sea Ltd. (Singapore), ADR*	3,500	559,790
Spotify Technology SA*	1,000	767,340
Universal Music Group NV (Netherlands)	2,960	96,024
Walt Disney Co. (The)	22,107	2,741,489

		9,595,092

Financial Services — 0.5%
Adyen NV (Netherlands), 144A*	128	235,077
Banca Mediolanum SpA (Italy)	4,998	86,132
Berkshire Hathaway, Inc. (Class B Stock)*(a)	8,800	4,274,776
Edenred SE (France)	3,311	102,841
Euronet Worldwide, Inc.*	900	91,242
Fidelity National Information Services, Inc.	7,850	639,069
Global Payments, Inc.	1,800	144,072
Industrivarden AB (Sweden) (Class A Stock)	724	26,320
Investor AB (Sweden) (Class B Stock)	8,610	255,143
M&G PLC (United Kingdom)	63,152	223,225
Mastercard, Inc. (Class A Stock)	7,547	4,240,961

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Financial Services (cont’d.)
ORIX Corp. (Japan)	13,700	$309,163
PayPal Holdings, Inc.*	13,500	1,003,320
Sofina SA (Belgium)	200	66,150
Visa, Inc. (Class A Stock)	10,100	3,586,005
Washington H Soul Pattinson & Co. Ltd. (Australia)	5,986	165,486
Wise PLC (United Kingdom) (Class A Stock)*	9,735	139,068

		15,588,050

Food Products — 0.2%
Ajinomoto Co., Inc. (Japan)	10,800	292,930
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	3	50,561
Conagra Brands, Inc.	36,400	745,108
Danone SA (France)	2,824	231,069
General Mills, Inc.	3,000	155,430
Hershey Co. (The)	671	111,353
Hormel Foods Corp.	6,500	196,625
Ingredion, Inc.	5,800	786,596
J.M. Smucker Co. (The)	1,400	137,480
JDE Peet’s NV (Netherlands)	8,305	237,229
Kraft Heinz Co. (The)	4,500	116,190
Mondelez International, Inc. (Class A Stock)	8,586	579,040
Nestle SA.	17,564	1,746,325
WH Group Ltd. (Hong Kong), 144A	369,000	355,639
Wilmar International Ltd. (China)	69,800	157,558
Yamazaki Baking Co. Ltd. (Japan)	9,500	212,658

		6,111,791

Gas Utilities — 0.0%
National Fuel Gas Co.	4,000	338,840
Osaka Gas Co. Ltd. (Japan)	5,200	133,379
Snam SpA (Italy)	21,696	131,341
Tokyo Gas Co. Ltd. (Japan)	7,000	232,835

		836,395

Ground Transportation — 0.2%
Central Japan Railway Co. (Japan)	10,300	230,252
CSX Corp.	22,217	724,941
Norfolk Southern Corp.	1,905	487,623
Ryder System, Inc.	1,700	270,300
Uber Technologies, Inc.*	18,700	1,744,710
Union Pacific Corp.	7,374	1,696,610

		5,154,436

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	17,355	2,360,453
Alcon AG	836	74,139
Baxter International, Inc.	3,000	90,840
Becton, Dickinson & Co.	1,082	186,374
Boston Scientific Corp.*	7,700	827,057
DENTSPLY SIRONA, Inc.	6,900	109,572
Dexcom, Inc.*	7,800	680,862
Edwards Lifesciences Corp.*	4,579	358,124
EssilorLuxottica SA (France)	678	186,174

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	11,744	$257,954
Getinge AB (Sweden) (Class B Stock)	5,610	112,709
Hoya Corp. (Japan)	4,600	546,306
IDEXX Laboratories, Inc.*	400	214,536
Insulet Corp.*	1,200	377,016
Intuitive Surgical, Inc.*	1,400	760,774
Medtronic PLC.	15,527	1,353,489
Olympus Corp. (Japan)	6,800	80,773
Siemens Healthineers AG (Germany), 144A	1,255	69,670
Smith & Nephew PLC (United Kingdom)	13,243	202,806
STERIS PLC	1,800	432,396
Stryker Corp.	1,607	635,777
Terumo Corp. (Japan)	5,700	104,606

		10,022,407

Health Care Providers & Services — 0.3%
Cardinal Health, Inc.	6,300	1,058,400
Cencora, Inc.	568	170,315
Centene Corp.*	11,500	624,220
Cigna Group (The)	4,797	1,585,792
CVS Health Corp.	9,359	645,584
Encompass Health Corp.	2,300	282,049
Fresenius Medical Care AG (Germany)	5,290	303,938
Fresenius SE & Co. KGaA (Germany)	1,776	89,373
Humana, Inc.	1,400	342,272
Labcorp Holdings, Inc.	500	131,255
McKesson Corp.	800	586,224
Quest Diagnostics, Inc.	894	160,589
Sonic Healthcare Ltd. (Australia)	13,951	246,252
Tenet Healthcare Corp.*	3,000	528,000
UnitedHealth Group, Inc.	4,215	1,314,954

		8,069,217

Health Care REITs — 0.0%
Healthpeak Properties, Inc.(a)	37,400	654,874
Ventas, Inc.	4,713	297,626

		952,500

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	827	154,760
Veeva Systems, Inc. (Class A Stock)*	1,100	316,778

		471,538

Hotels, Restaurants & Leisure — 0.3%
Accor SA (France)	517	27,095
Amadeus IT Group SA (Spain)	2,649	223,795
Aristocrat Leisure Ltd. (Australia)	4,359	186,760
Booking Holdings, Inc.	340	1,968,342
Chipotle Mexican Grill, Inc.*	6,864	385,414
Compass Group PLC (United Kingdom)	13,912	471,227
Darden Restaurants, Inc.	5,200	1,133,444
Delivery Hero SE (South Korea), 144A*	891	24,184
DoorDash, Inc. (Class A Stock)*	600	147,906
Entain PLC (United Kingdom)	7,892	97,747

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Evolution AB (Sweden), 144A	1,376	$109,286
Expedia Group, Inc.	4,400	742,192
Galaxy Entertainment Group Ltd. (Macau)	36,000	160,474
Marriott International, Inc. (Class A Stock)	1,597	436,316
Marriott Vacations Worldwide Corp.	1,300	94,003
McDonald’s Corp.	5,263	1,537,691
Oriental Land Co. Ltd. (Japan)	10,600	244,137
Royal Caribbean Cruises Ltd.(a)	2,400	751,536
Sodexo SA (France)	1,595	98,167
Yum! Brands, Inc.	7,961	1,179,661
Zensho Holdings Co. Ltd. (Japan)	1,700	102,895

		10,122,272

Household Durables — 0.1%
Barratt Redrow PLC (United Kingdom)	12,150	76,083
Cairn Homes PLC (Ireland)	77,911	197,058
Garmin Ltd.	1,500	313,080
Panasonic Holdings Corp. (Japan)	26,400	282,462
PulteGroup, Inc.	1,000	105,460
Sekisui House Ltd. (Japan)	8,000	176,075
Sony Group Corp. (Japan)	48,700	1,266,216

		2,416,434

Household Products — 0.1%
Colgate-Palmolive Co.	11,600	1,054,440
Essity AB (Sweden) (Class B Stock)	10,696	296,160
Henkel AG & Co. KGaA (Germany)	635	46,054
Kimberly-Clark Corp.	3,800	489,896
Procter & Gamble Co. (The)	9,723	1,549,068
Reckitt Benckiser Group PLC (United Kingdom)	6,742	459,312

		3,894,930

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	10,400	109,408
Clearway Energy, Inc. (Class C Stock)	4,100	131,200
Meridian Energy Ltd. (New Zealand)	15,200	54,707
RWE AG (Germany)	5,664	236,688
Vistra Corp.	2,500	484,525

		1,016,528

Industrial Conglomerates — 0.1%
3M Co.	6,888	1,048,629
CK Hutchison Holdings Ltd. (United Kingdom)	17,500	107,760
Hitachi Ltd. (Japan)	23,400	680,106
Honeywell International, Inc.	1,116	259,894
Keppel Ltd. (Singapore)	4,400	25,694
Lifco AB (Sweden) (Class B Stock)	1,638	66,383
Sekisui Chemical Co. Ltd. (Japan)	11,400	206,462
Siemens AG (Germany)	6,942	1,783,110
Smiths Group PLC (United Kingdom)	9,609	296,383
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	10,500	90,007

		4,564,428

	Shares	Value

COMMON STOCKS (continued)
Industrial REITs — 0.1%
Goodman Group (Australia)	4,568	$102,984
Prologis, Inc.	14,218	1,494,596
Segro PLC (United Kingdom)	21,350	199,861

		1,797,441

Insurance — 0.6%
Admiral Group PLC (United Kingdom)	6,506	292,162
AIA Group Ltd. (Hong Kong)	89,800	813,448
Allianz SE (Germany)	2,547	1,033,658
Allstate Corp. (The)	4,600	926,026
American International Group, Inc.	5,400	462,186
Arthur J. Gallagher & Co.	3,170	1,014,780
ASR Nederland NV (Netherlands)	5,685	377,743
Aviva PLC (United Kingdom)	6,732	57,234
AXA SA (France)	30,593	1,502,271
Axis Capital Holdings Ltd.	1,400	145,348
Chubb Ltd.	5,366	1,554,637
Dai-ichi Life Holdings, Inc. (Japan)	29,300	222,756
Fidelity National Financial, Inc.	3,900	218,634
First American Financial Corp.	1,500	92,085
Hannover Rueck SE (Germany)	349	109,975
Insurance Australia Group Ltd. (Australia)	16,684	99,187
Japan Post Holdings Co. Ltd. (Japan)	24,600	227,851
Kemper Corp.	1,500	96,810
Marsh & McLennan Cos., Inc.	5,729	1,252,589
Medibank Private Ltd. (Australia)	23,917	79,426
MetLife, Inc.	12,700	1,021,334
MS&AD Insurance Group Holdings, Inc. (Japan)	4,000	89,422
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,562	1,014,260
NN Group NV (Netherlands)	4,003	266,356
Phoenix Group Holdings PLC (United Kingdom)	25,366	229,490
Poste Italiane SpA (Italy), 144A	10,326	221,863
Principal Financial Group, Inc.	3,500	278,005
Progressive Corp. (The)	5,006	1,335,901
Prudential PLC (Hong Kong)	33,199	415,527
QBE Insurance Group Ltd. (Australia)	50,603	779,242
Sampo OYJ (Finland) (Class A Stock)	10,439	112,350
Sompo Holdings, Inc. (Japan)	6,500	195,876
Suncorp Group Ltd. (Australia)	1,670	23,800
Swiss Re AG	1,688	292,002
Talanx AG (Germany)	3,161	409,798
Tokio Marine Holdings, Inc. (Japan)	6,300	267,001
Travelers Cos., Inc. (The)	1,950	521,703
Unipol Assicurazioni SpA (Italy)	14,811	293,328
Unum Group	1,200	96,912
Zurich Insurance Group AG (Switzerland)	885	619,255

		19,062,231

Interactive Media & Services — 0.7%
Alphabet, Inc. (Class A Stock)	38,004	6,697,445
Alphabet, Inc. (Class C Stock)	27,300	4,842,747
Diamond Sports Group LLC*	17,132	235,565
LY Corp. (Japan)	10,400	38,299

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Meta Platforms, Inc. (Class A Stock)	14,380	$10,613,734
REA Group Ltd. (Australia)	1,337	211,726
Scout24 SE (Germany), 144A	2,228	307,573

		22,947,089

IT Services — 0.2%
Accenture PLC (Ireland) (Class A Stock)	1,400	418,446
Akamai Technologies, Inc.*	1,700	135,592
Capgemini SE (France)	773	132,366
Cognizant Technology Solutions Corp. (Class A Stock)	13,200	1,029,996
Fujitsu Ltd. (Japan)	11,500	278,983
Gartner, Inc.*	1,800	727,596
International Business Machines Corp.	2,840	837,175
Kyndryl Holdings, Inc.*	5,600	234,976
NEC Corp. (Japan)	20,600	601,006
Nomura Research Institute Ltd. (Japan).	1,400	55,996
Obic Co. Ltd. (Japan)	4,700	182,760
SCSK Corp. (Japan)	13,600	409,736
Snowflake, Inc. (Class A Stock)*	6,500	1,454,505
TIS, Inc. (Japan)	4,000	134,039
Twilio, Inc. (Class A Stock)*	2,500	310,900
Wix.com Ltd. (Israel)*	600	95,076

		7,039,148

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	1,800	64,511

Life Sciences Tools & Services — 0.1%
Danaher Corp.	5,400	1,066,716
Eurofins Scientific SE (Luxembourg)	962	68,557
Lonza Group AG (Switzerland)	656	469,147
QIAGEN NV	4,776	230,106
Sartorius Stedim Biotech (France)	460	110,061
Thermo Fisher Scientific, Inc.	2,200	892,012
West Pharmaceutical Services, Inc.	600	131,280

		2,967,879

Machinery — 0.3%
Alfa Laval AB (Sweden)	2,114	89,039
Allison Transmission Holdings, Inc.	8,300	788,417
Alstom SA (France)*	15,385	359,100
Atlas Copco AB (Sweden) (Class B Stock)	9,591	136,505
Caterpillar, Inc.	500	194,105
Crane Co.	2,000	379,780
Cummins, Inc.	500	163,750
Deere & Co.	2,937	1,493,435
Dover Corp.	4,366	799,982
Epiroc AB (Sweden) (Class B Stock)	2,346	44,979
FANUC Corp. (Japan)	6,500	176,457
Flowserve Corp.	8,000	418,800
GEA Group AG (Germany)	2,287	160,319
ITT, Inc.	2,400	376,392
Komatsu Ltd. (Japan)	12,500	412,419
Kone OYJ (Finland) (Class B Stock)	1,602	105,541
Makita Corp. (Japan)	4,600	141,671
MINEBEA MITSUMI, Inc. (Japan)	9,600	140,388

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Mitsubishi Heavy Industries Ltd. (Japan)	20,600	$515,502
Otis Worldwide Corp.	1,700	168,334
Parker-Hannifin Corp.	1,302	909,408
Pentair PLC	7,200	739,152
Sandvik AB (Sweden)	4,364	100,208
Schindler Holding AG (Switzerland)	144	52,313
Schindler Holding AG (Switzerland) (Part. Cert.)	444	165,332
SMC Corp. (Japan)	300	107,509
Techtronic Industries Co. Ltd. (Hong Kong)	4,000	44,136
Volvo AB (Sweden) (Class B Stock)	5,522	155,376
Wartsila OYJ Abp (Finland)	13,653	322,680
Yangzijiang Shipbuilding Holdings Ltd. (China)	70,500	123,030

		9,784,059

Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	17	31,364
AP Moller - Maersk A/S (Denmark) (Class B Stock)	91	169,232
Kawasaki Kisen Kaisha Ltd. (Japan)	4,400	62,313
Mitsui OSK Lines Ltd. (Japan)	4,000	133,599
Nippon Yusen KK (Japan)	5,200	187,070
SITC International Holdings Co. Ltd. (China)	52,000	166,712

		750,290

Media — 0.1%
Comcast Corp. (Class A Stock)	50,343	1,796,742
Publicis Groupe SA (France)	2,328	262,935
WPP PLC (United Kingdom)	36,843	259,411

		2,319,088

Metals & Mining — 0.2%
Anglo American PLC (South Africa)	2,808	82,774
ArcelorMittal SA (Luxembourg)	5,489	174,299
BHP Group Ltd. (Australia)	37,986	913,852
BlueScope Steel Ltd. (Australia)	13,507	205,827
Boliden AB (Sweden)*	4,590	143,435
Evolution Mining Ltd. (Australia)	13,094	68,171
Fortescue Ltd. (Australia)	25,805	259,398
Freeport-McMoRan, Inc.	23,500	1,018,725
Glencore PLC (Australia)*	85,375	332,676
JFE Holdings, Inc. (Japan)	9,000	104,694
Newmont Corp.	6,400	372,864
Nippon Steel Corp. (Japan)	13,200	249,638
Northern Star Resources Ltd. (Australia)	12,138	149,930
Nucor Corp.	1,100	142,494
Rio Tinto Ltd. (Australia)	2,284	161,685
Rio Tinto PLC (Australia)	8,847	514,932
South32 Ltd. (Australia)	43,554	83,227
Valterra Platinum Ltd. (South Africa)*	326	14,319

		4,992,940

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Rithm Capital Corp	15,000	$169,350

Multi-Utilities — 0.1%
CMS Energy Corp.	3,851	266,797
Consolidated Edison, Inc.	1,200	120,420
Dominion Energy, Inc.	5,112	288,930
DTE Energy Co.	4,400	582,824
E.ON SE (Germany)	42,689	786,572
Engie SA (France)	28,768	676,129
National Grid PLC (United Kingdom)	30,249	444,015
NiSource, Inc.	21,700	875,378
Public Service Enterprise Group, Inc.	1,857	156,322
Sembcorp Industries Ltd. (Singapore)	21,200	114,206
Sempra	1,200	90,924
Veolia Environnement SA (France)	9,655	344,702

		4,747,219

Office REITs — 0.0%
Dexus (Australia)	5,345	23,459

Oil, Gas & Consumable Fuels — 0.5%
BP PLC	49,923	248,731
Cenovus Energy, Inc. (Canada)	21,706	295,364
Cheniere Energy, Inc.	600	146,112
Chevron Corp.(a)	16,743	2,397,430
ConocoPhillips	10,703	960,487
Devon Energy Corp.	19,900	633,019
ENEOS Holdings, Inc. (Japan)	42,900	212,648
Eni SpA (Italy)	6,322	102,126
EOG Resources, Inc.	12,548	1,500,866
Equinor ASA (Norway)	11,865	299,640
Exxon Mobil Corp.(a)	32,448	3,497,895
Inpex Corp. (Japan)	9,500	133,353
LUKOIL PJSC (Russia)*^	3,042	—
Marathon Petroleum Corp.	900	149,499
Phillips 66	3,000	357,900
Repsol SA (Spain)	6,082	88,958
Shell PLC	70,145	2,447,328
TotalEnergies SE (France)	15,858	969,283
Valero Energy Corp.	3,000	403,260
Williams Cos., Inc. (The)	18,500	1,161,985
Woodside Energy Group Ltd. (Australia)	3,872	59,811

		16,065,695

Passenger Airlines — 0.0%
International Consolidated Airlines Group SA (United Kingdom)	84,528	398,230
Qantas Airways Ltd. (Australia)	84,297	595,522
Ryanair Holdings PLC (Italy)	2,225	63,114
Singapore Airlines Ltd. (Singapore)	22,400	122,859

		1,179,725

Personal Care Products — 0.1%
L’Oreal SA (France)	1,078	461,765
Unilever PLC (United Kingdom) (XLON)	16,192	988,137

	Shares	Value

COMMON STOCKS (continued)
Personal Care Products (cont’d.)
Unilever PLC (United Kingdom) (XAMS)	6,138	$374,648

		1,824,550

Pharmaceuticals — 0.7%
Astellas Pharma, Inc. (Japan)	19,600	191,903
AstraZeneca PLC (United Kingdom)	9,531	1,326,421
Bayer AG (Germany)	6,319	190,374
Bristol-Myers Squibb Co.	33,870	1,567,842
Chugai Pharmaceutical Co. Ltd. (Japan)	3,000	156,653
Daiichi Sankyo Co. Ltd. (Japan)	5,600	129,741
Elanco Animal Health, Inc.*	56,700	809,676
Eli Lilly & Co.	4,490	3,500,090
Galderma Group AG (Switzerland)	1,815	263,821
GSK PLC	35,003	667,384
Haleon PLC	18,480	94,980
Hikma Pharmaceuticals PLC (United Kingdom)	8,110	221,314
Ipsen SA (France)	229	27,278
Johnson & Johnson	10,110	1,544,303
Merck & Co., Inc.	26,171	2,071,696
Merck KGaA (Germany)	317	41,102
Novartis AG	15,638	1,898,095
Novo Nordisk A/S (Denmark) (Class B Stock)	16,872	1,169,129
Orion OYJ (Finland) (Class B Stock)	4,396	330,727
Otsuka Holdings Co. Ltd. (Japan)	3,100	153,696
Pfizer, Inc.	39,600	959,904
Recordati Industria Chimica e Farmaceutica SpA (Italy)	1,014	63,735
Roche Holding AG	5,101	1,665,068
Sandoz Group AG (Switzerland)	2,300	126,048
Sanofi SA	12,785	1,237,763
Shionogi & Co. Ltd. (Japan)	2,100	37,805
Takeda Pharmaceutical Co. Ltd. (Japan)	17,300	534,103
UCB SA (Belgium)	396	77,916

		21,058,567

Professional Services — 0.1%
Automatic Data Processing, Inc.	4,600	1,418,640
Clarivate PLC*	35,200	151,360
Computershare Ltd. (Australia)	12,144	318,587
Concentrix Corp.	1,800	95,139
Equifax, Inc.	600	155,622
Experian PLC	6,659	343,380
Genpact Ltd.	2,800	123,228
Jacobs Solutions, Inc.	700	92,015
KBR, Inc.	1,900	91,086
Paylocity Holding Corp.*	1,200	217,428
Recruit Holdings Co. Ltd. (Japan)	9,500	558,663
RELX PLC (United Kingdom)	5,427	294,131
Science Applications International Corp.	900	101,349
Teleperformance SE (France)	1,323	128,499
Wolters Kluwer NV (Netherlands)	466	77,933

		4,167,060

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development — 0.1%
Daito Trust Construction Co. Ltd. (Japan)	700	$76,243
Daiwa House Industry Co. Ltd. (Japan)	4,200	144,324
Henderson Land Development Co. Ltd. (Hong Kong)	11,000	38,632
Hongkong Land Holdings Ltd. (Hong Kong)	8,600	49,650
Howard Hughes Holdings, Inc.*	2,200	148,500
Jones Lang LaSalle, Inc.*	3,500	895,230
Mitsubishi Estate Co. Ltd. (Japan)	4,400	82,487
Mitsui Fudosan Co. Ltd. (Japan)	22,500	217,824
Sumitomo Realty & Development Co. Ltd. (Japan)	1,100	42,481
Swiss Prime Site AG (Switzerland)	568	85,271
Vonovia SE (Germany)	4,274	151,528
Zillow Group, Inc. (Class C Stock)*	1,300	91,065

		2,023,235

Residential REITs — 0.0%
American Homes 4 Rent (Class A Stock)	5,100	183,957
AvalonBay Communities, Inc.	563	114,571
Camden Property Trust	800	90,152
Equity Residential	1,300	87,737

		476,417

Retail REITs — 0.0%
Klepierre SA (France)	3,454	136,569
Realty Income Corp.	6,500	374,465
Scentre Group (Australia)	100,387	235,780
Vicinity Ltd. (Australia)	118,794	193,927

		940,741

Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.*	1,700	241,230
Advantest Corp. (Japan)	5,000	370,655
Analog Devices, Inc.	8,079	1,922,964
Applied Materials, Inc.	3,000	549,210
ASM International NV (Netherlands)	204	130,861
ASML Holding NV (Netherlands) (XAMS)	2,688	2,153,993
ASML Holding NV (Netherlands) (XNGS)	183	146,654
Broadcom, Inc.	32,581	8,980,953
Disco Corp. (Japan)	600	177,746
Infineon Technologies AG (Germany)	10,502	448,142
Lam Research Corp	11,654	1,134,400
Lasertec Corp. (Japan)	600	80,436
Marvell Technology, Inc.	5,500	425,700
Microchip Technology, Inc.	2,900	204,073
Micron Technology, Inc.	5,387	663,948
Nova Ltd. (Israel)*	734	208,077
NVIDIA Corp	149,382	23,600,863
NXP Semiconductors NV (Netherlands)(a)	5,024	1,097,694
QUALCOMM, Inc.	7,900	1,258,154
Renesas Electronics Corp. (Japan)	11,500	142,271
SCREEN Holdings Co. Ltd. (Japan)	1,900	154,492

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
STMicroelectronics NV (Singapore)	8,170	$250,509
Teradyne, Inc.	2,000	179,840
Texas Instruments, Inc.	5,771	1,198,175
Tokyo Electron Ltd. (Japan)	2,800	536,227

		46,257,267

Software — 1.4%
Adobe, Inc.*	700	270,816
AppLovin Corp. (Class A Stock)*	2,700	945,216
Atlassian Corp. (Class A Stock)*	2,000	406,180
Autodesk, Inc.*	3,100	959,667
Check Point Software Technologies Ltd. (Israel)*	300	66,375
CyberArk Software Ltd.*	300	122,064
Dassault Systemes SE (France)	2,402	87,052
Dynatrace, Inc.*	3,900	215,319
Gen Digital, Inc.	7,000	205,800
Intuit, Inc.	3,322	2,616,507
Microsoft Corp.	50,177	24,958,542
Monday.com Ltd.*	400	125,792
Nice Ltd. (Israel)*	619	104,929
Nutanix, Inc. (Class A Stock)*	2,700	206,388
Oracle Corp.	15,533	3,395,980
Oracle Corp. (Japan)	500	59,595
Palantir Technologies, Inc. (Class A Stock)*	9,400	1,281,408
Sage Group PLC (The) (United Kingdom)	4,783	82,137
Salesforce, Inc.	7,900	2,154,251
SAP SE (Germany)	6,524	1,994,905
ServiceNow, Inc.*	1,900	1,953,352
Teradata Corp.*	5,000	111,550
Xero Ltd. (New Zealand)*	1,269	150,160
Zoom Communications, Inc. (Class A Stock)*	10,800	842,184

		43,316,169

Specialized REITs — 0.1%
American Tower Corp	2,379	525,806
Crown Castle, Inc.	6,600	678,018
Digital Realty Trust, Inc.	854	148,878
Equinix, Inc.	1,300	1,034,111
Iron Mountain, Inc.	3,000	307,710
Public Storage	3,200	938,944

		3,633,467

Specialty Retail — 0.3%
AutoZone, Inc.*	40	148,489
Avolta AG (Switzerland)*	3,726	202,959
Bath & Body Works, Inc.	3,200	95,872
CarMax, Inc.*	5,400	362,934
Carvana Co.*	1,200	404,352
Fast Retailing Co. Ltd. (Japan)	800	274,291
Five Below, Inc.*	700	91,826
Gap, Inc. (The)	4,500	98,145
Home Depot, Inc. (The)	6,590	2,416,158
JD Sports Fashion PLC (United Kingdom)	151,172	184,350

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Kingfisher PLC (United Kingdom)	68,238	$272,515
Lowe’s Cos., Inc.	11,216	2,488,494
TJX Cos., Inc. (The)	11,004	1,358,884
Ulta Beauty, Inc.*	1,600	748,512
Zalando SE (Germany), 144A*	2,420	79,854

		9,227,635

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	93,730	19,230,585
Canon, Inc. (Japan)	2,000	58,007
FUJIFILM Holdings Corp. (Japan)	4,800	103,947
Hewlett Packard Enterprise Co.	11,690	239,061
HP, Inc.	13,000	317,980
Logitech International SA (Switzerland)	1,322	119,885
Seagate Technology Holdings PLC	2,286	329,938

		20,399,403

Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany)	1,332	310,929
Amer Sports, Inc. (Finland)*	16,900	655,044
Asics Corp. (Japan)	23,500	599,259
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	2,109	399,092
Deckers Outdoor Corp.*	900	92,763
Hermes International SCA (France)	79	214,159
LVMH Moet Hennessy Louis Vuitton SE (France)	1,572	822,753
Moncler SpA (Italy)	2,054	117,163
NIKE, Inc. (Class B Stock)	1,678	119,205
Pandora A/S (Denmark)	1,065	187,648
Ralph Lauren Corp.	500	137,140
Tapestry, Inc.	2,100	184,401
VF Corp.	7,800	91,650

		3,931,206

Tobacco — 0.1%
Altria Group, Inc.	6,200	363,506
British American Tobacco PLC (United Kingdom)	7,197	342,191
Imperial Brands PLC (United Kingdom)	14,040	554,723
Japan Tobacco, Inc. (Japan)	5,900	173,811
Philip Morris International, Inc.	16,325	2,973,272

		4,407,503

Trading Companies & Distributors — 0.2%
AddTech AB (Sweden) (Class B Stock)	2,071	70,604
AerCap Holdings NV (Ireland)	2,300	269,100
Ashtead Group PLC (United Kingdom)	1,916	122,865
Ferguson Enterprises, Inc.	981	214,812
ITOCHU Corp. (Japan)	11,200	586,488
Marubeni Corp. (Japan)	10,200	205,614
Mitsubishi Corp. (Japan)	49,300	985,107
Mitsui & Co. Ltd. (Japan)	12,800	260,864
MonotaRO Co. Ltd. (Japan)	4,100	80,712
Sumitomo Corp. (Japan)	16,800	433,553
Toyota Tsusho Corp. (Japan)	20,500	464,351
United Rentals, Inc.	332	250,129
W.W. Grainger, Inc.	500	520,120

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
WESCO International, Inc.	4,700	$870,440

		5,334,759

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	6,732	179,702
Getlink SE (France)	1,956	37,759

		217,461

Water Utilities — 0.0%
American Water Works Co., Inc.	3,200	445,152
United Utilities Group PLC (United Kingdom)	20,970	329,287

		774,439

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	26,500	455,021
SoftBank Group Corp. (Japan)	3,400	247,201
Tele2 AB (Sweden) (Class B Stock)	10,911	159,272
T-Mobile US, Inc.	4,800	1,143,648
Vodafone Group PLC (United Kingdom)	225,296	241,168

		2,246,310

TOTAL COMMON STOCKS (cost $418,338,535)		516,325,594

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	333	27,654
Volkswagen AG (Germany) (PRFC)	960	101,485

		129,139

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	2,545	199,995

TOTAL PREFERRED STOCKS (cost $329,013)		329,134

UNAFFILIATED EXCHANGE-TRADED FUNDS — 10.5%
Dimensional International Core Equity Market ETF	652,572	22,559,414
Dimensional US Equity Market ETF	2,337,557	156,663,070
iShares Core MSCI EAFE ETF	13,229	1,104,357
iShares Core S&P 500 ETF	53,899	33,465,889
iShares Core U.S. Aggregate Bond ETF	240,183	23,826,154
iShares Gold Trust*	124,850	7,785,646
iShares JP Morgan USD Emerging Markets Bond ETF	55,596	5,149,302
iShares MSCI EAFE ETF(a)	38,346	3,427,749
iShares Russell 1000 Growth ETF	44,505	18,895,933
iShares Russell 1000 Value ETF	113,959	22,134,257
Vanguard Dividend Appreciation ETF	145,502	29,779,894
Vanguard Intermediate-Term Corporate Bond ETF.	16,222	1,345,128
Vanguard Short-Term Corporate Bond ETF	21,524	1,711,158

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Shares		Value

UNAFFILIATED EXCHANGE-TRADED FUNDS (continued)
Vanguard Total Bond Market ETF			64,234	$4,729,549

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $317,279,221)				332,577,500

		Units

WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26			32,045	7,114

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 9.7%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30		400	408,611
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		186	187,178
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		640	628,952
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	366,103
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36		200	207,742
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		400	401,704
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		69	68,617
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	101,711
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	296,916

				2,667,534

Collateralized Loan Obligations — 9.5%
AGL CLO Ltd. (Cayman Islands),
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.620%(c)	07/21/38		1,250	1,250,000
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.599%(c)	01/20/38		1,250	1,253,125

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.802%(c)	07/22/37		6,000	$6,026,120
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.686%(c)	07/15/37		1,000	1,004,071
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.028%(c)	04/25/34	EUR	2,357	2,777,389
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.049%(c)	04/15/32	EUR	5,498	6,463,503
Series 20A, Class A, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)
3.549%(c)	10/15/38	EUR	8,750	10,327,031
Ares Loan Funding Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.420%(c)	03/31/38		4,050	4,050,315
Arini European CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.334%(c)	04/15/39	EUR	250	294,272
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class B, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.269%(c)	07/20/37		10,000	10,025,321
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.641%(c)	10/16/37		1,500	1,506,000
Battalion CLO Ltd. (Cayman Islands),
Series 2021-21A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
0.010%(c)	07/15/34		1,000	1,000,000
BlueMountain CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.681%(c)	04/19/34		1,250	1,252,461
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.879%(c)	04/15/31	EUR	2,855	3,352,860
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.269%(c)	10/15/35	EUR	12,235	14,383,609
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.711%(c)	01/20/35		1,780	1,783,038
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.711%(c)	07/20/34		3,432	3,435,409

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.505%(c)	10/15/37	EUR	8,100	$9,500,806
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.172%(c)	01/25/37		7,250	7,284,710
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.910%(c)	05/22/32	EUR	879	1,034,640
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
2.939%(c)	08/26/32	EUR	8,928	10,498,987
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.619%(c)	10/20/37		1,500	1,504,875
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.810%(c)	04/17/37		13,000	13,046,803
Empower CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.637%(c)	07/20/38		1,000	1,001,435
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
6.019%(c)	01/20/38		6,750	6,759,133
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.656%(c)	04/15/34		2,859	2,864,063
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.709%(c)	10/20/31		810	810,109
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.649%(c)	05/24/38	EUR	7,500	8,854,538
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.058%(c)	04/25/34	EUR	1,429	1,679,083
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	3,750	4,415,239
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
5.591%(c)	04/21/31		217	217,609
Indigo Credit Management DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.780% (Cap N/A, Floor 1.780%)
4.059%(c)	10/15/37	EUR	3,550	4,206,624

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.929%(c)	07/15/31	EUR	2,541	$2,984,682
Series 09A, Class AR, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.616%(c)	07/20/38	EUR	1,500	1,767,278
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.956%(c)	01/15/38		7,000	7,015,982
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.631%(c)	10/16/37		1,500	1,505,836
Marathon CLO Ltd. (Cayman Islands),
Series 2021-16A, Class A1AR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)
0.010%(c)	04/15/34		2,000	2,000,000
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.733%(c)	05/15/37	EUR	12,000	14,183,008
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.503%(c)	10/12/30		887	887,468
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.638%(c)	07/15/31		610	610,244
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
3.726%(c)	07/20/38	EUR	9,000	10,679,674
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
6.369%(c)	07/20/37		5,000	5,023,754
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.956%(c)	01/15/37		4,000	4,011,458
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.722%(c)	01/18/38		1,500	1,504,886
OZLM Ltd. (Cayman Islands),
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.538%(c)	04/15/31		310	310,686
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.879%(c)	01/15/38	EUR	7,000	8,247,461
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.749%(c)	10/15/39	EUR	8,000	9,409,465

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.294%(c)	07/15/38	EUR	250	$294,578
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
6.381%(c)	07/20/34		806	811,718
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.698%(c)	10/15/34		7,500	7,508,041
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.668%(c)	07/15/31		619	619,086
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.830%(c)	04/17/37		12,500	12,547,140
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.529%(c)	04/15/40	EUR	250	294,339
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
7.022%(c)	01/20/36		6,000	6,047,026
Sona Fios CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)
3.693%(c)	02/15/37	EUR	2,000	2,361,624
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.614%(c)	01/26/31		281	281,676
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.113%(c)	01/17/32	EUR	4,574	5,375,063
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.988%(c)	04/25/30	EUR	928	1,090,248
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
5.482%(c)	04/16/31		239	239,203
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.723%(c)	07/25/34		2,859	2,862,425
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.512%(c)	10/15/38	EUR	8,000	9,434,005

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.139%(c)	01/20/36		2,900	$2,913,173
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.008%(c)	07/25/34	EUR	4,550	5,358,836
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.929%(c)	04/15/37	EUR	8,000	9,446,322
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.459%(c)	01/20/37		7,000	6,996,287
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.456%(c)	04/15/33		12,250	12,272,410

				300,758,260

Consumer Loans — 0.1%
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		250	239,575
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	292,487
Series 2023-01A, Class A, 144A
5.500%	06/14/38		800	824,648
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	207,754
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	103,058
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	205,871

				1,873,393

Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.402%(c)	03/15/32	GBP	500	690,984

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.074%(c)	05/25/34		21	20,108
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.934%(c)	03/25/43		10	9,903
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.074%(c)	08/25/33		17	17,564

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%(cc)	09/25/44	423		$422,732
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	69		69,699
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	210		209,214

				749,220

Other — 0.0%
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/30	280		263,193

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.034%(c)	02/25/34	5		4,623
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.850%(c)	10/25/34	12		11,202
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.484%(c)	11/25/34	—	(r)	338
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.279%(c)	01/25/35	11		10,760
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.253%(c)	09/25/34	40		41,761

				68,684

Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	2		1,978
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	50		48,064
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	91		87,108

				137,150

TOTAL ASSET-BACKED SECURITIES (cost $296,247,851)				307,208,418

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	108		105,302

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK5,
Series 2024-05YR08, Class A3
5.884%	08/15/57		800	$834,685
Series 2024-05YR10, Class A3
5.302%	10/15/57		850	870,999
Series 2025-05YR14, Class A3
5.646%	04/15/58		1,260	1,311,488
Series 2025-5YR15, Class A3
5.452%	06/15/30		2,100	2,160,822
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		325	306,150
Series 2024-5C29, Class A3
5.208%	09/15/57		400	407,934
Series 2025-5C34, Class A3
5.659%	05/15/58		790	823,929
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57		480	496,292
Series 2024-V10, Class A3
5.277%	09/15/57		650	665,060
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.850%(c)	06/15/42		400	400,250
BMO Mortgage Trust,
Series 2024-05C5, Class A3
5.857%	02/15/57		375	391,038
Series 2024-05C6, Class A3
5.316%	09/15/57		950	972,489
Series 2025-5C11, Class A3
5.669%	07/15/58		2,100	2,186,605
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.126%(c)	09/15/38		300	298,137
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.776%(c)	09/15/38		600	596,274
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.656%(c)	11/15/41	CAD	500	371,557
BXMT Ltd.,
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.953%(c)	10/18/42		200	198,520
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		340	331,032
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		356	350,747
Series 2016-C07, Class A2
3.585%	12/10/54		326	320,049

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50	308	$300,781
Series 2019-GC41, Class A4
2.620%	08/10/56	375	349,133
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	125	115,312
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50	285	278,071
Series 2018-CX12, Class A3
3.959%	08/15/51	265	260,969
Series 2019-C17, Class A4
2.763%	09/15/52	145	134,865
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.265%(c)	08/07/30	GBP 422	579,877
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	302	296,638
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.745%(cc)	11/25/25	5,449	7,857
Series K055, Class X1, IO
1.464%(cc)	03/25/26	2,828	19,812
Series K097, Class X1, IO
1.214%(cc)	07/25/29	1,503	55,864
Series K131, Class X1, IO
0.828%(cc)	07/25/31	15,026	549,605
Series K736, Class X1, IO
1.380%(cc)	07/25/26	81	795
Series K741, Class X1, IO
0.645%(cc)	12/25/27	212	2,439
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
6.526%(c)	10/15/36	360	357,750
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
7.976%(c)	10/15/36	560	550,264
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.204%(c)	03/15/39	400	400,000
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.654%(c)	03/15/39	1,050	1,050,000
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52	64	60,480
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	195	177,528

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.926%(c)	03/15/36		150	$140,770
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.337%(c)	08/17/31	GBP	1,215	1,669,665
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		435	428,779
Series 2019-C16, Class A3
3.344%	04/15/52		375	357,472
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		319	312,648
Series 2019-C49, Class A3
3.749%	03/15/52		340	337,603
Series 2019-C52, Class A4
2.643%	08/15/52		240	224,556
Series 2024-5C1, Class A3
5.928%	07/15/57		900	939,044

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $24,814,640)				24,357,936

CORPORATE BONDS — 7.0%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		820	772,553
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		875	878,517
7.125%	06/15/26		113	112,927
7.500%	02/01/29		45	47,155
7.875%	04/15/27		282	283,774
General Electric Co.,
Sr. Unsec’d. Notes, EMTN
4.125%	09/19/35	EUR	100	123,025

				2,217,951

Agriculture — 0.0%
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	500	584,793
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35		100	103,596

				688,389

Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		27	26,666
5.750%	04/20/29(a)		665	663,657

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		500	$499,070
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		840	834,029

				2,023,422

Apparel — 0.1%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		200	182,975
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27(a)		2,585	2,568,957

				2,751,932

Auto Manufacturers — 0.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28	EUR	300	353,678
3.500%	06/27/31	EUR	700	823,579
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		650	548,082
4.750%	01/15/43		12	9,231
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		500	456,240
4.950%	05/28/27		200	198,721
5.850%	05/17/27		315	317,480
6.800%	05/12/28		575	594,345
7.200%	06/10/30		200	210,354
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30	EUR	300	351,700
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.625%	04/04/32		360	363,926
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		185	183,421
4.875%	11/01/27		195	195,896
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	903,450

				5,510,103

Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		50	51,884
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		315	324,823

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,150	$2,125,979

				2,502,686

Banks — 1.3%
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	200	231,114
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	400	429,481
0.500%	05/25/30	EUR	200	211,348
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	768,106
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	500	608,876
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		200	220,000
Banco de Sabadell SA (Spain),
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	100	123,581
5.500%(ff)	09/08/29	EUR	100	127,229
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	05/21/33(oo)		200	232,428
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	400	483,923
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	100	112,412
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	100	108,520
4.000%	09/08/27	EUR	300	364,888
4.000%	03/13/32	EUR	100	120,993
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		545	479,729
5.162%(ff)	01/24/31		340	348,507
Sub. Notes
3.846%(ff)	03/08/37		58	53,062
5.744%(ff)	02/12/36		510	518,078
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	200	241,137
Sr. Unsec’d. Notes, EMTN
5.000%(ff)	07/04/31	EUR	100	127,160
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33	EUR	200	235,944
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	5,000	120,664

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.090%(ff)	11/06/29	GBP	100	$145,981
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	300	348,423
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		200	210,000
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		450	458,450
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33		200	207,810
Sr. Non-Preferred Notes, EMTN
3.500%	03/29/28	CNH	5,000	712,793
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	400	467,022
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31		250	258,604
6.714%(ff)	10/19/29		390	412,434
Sr. Non-Preferred Notes, EMTN
4.375%	07/13/28	EUR	100	123,313
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30	EUR	100	118,141
CaixaBank SA (Spain),
Jr. Sub. Notes
7.500%(ff)	01/16/30(oo)	EUR	200	258,183
Sr. Non-Preferred Notes, 144A
6.840%(ff)	09/13/34		200	219,162
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		200	206,629
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		600	605,694
5.875%	04/30/29		2,200	2,284,962
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	605,558
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		605	597,118
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		145	128,454
3.980%(ff)	03/20/30		135	132,267
4.412%(ff)	03/31/31		150	148,363
4.542%(ff)	09/19/30		150	149,260
5.174%(ff)	02/13/30		90	91,796
5.449%(ff)	06/11/35		10	10,222
Sub. Notes
5.827%(ff)	02/13/35		80	81,551
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.253%(ff)	03/05/31		900	911,964
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		189	193,558

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Commerzbank AG (Germany),
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32	EUR	300	$362,432
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	100	122,724
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	259,036
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		250	262,380
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		400	414,484
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	100	125,668
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		335	325,085
4.999%(ff)	09/11/30		150	150,911
Sr. Non-Preferred Notes, EMTN
3.375%(ff)	02/13/31	EUR	400	471,650
Sr. Preferred Notes
5.414%	05/10/29		375	387,960
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	950	578,221
Fifth Third Bank NA,
Sr. Unsec’d. Notes
4.967%(ff)	01/28/28		450	453,384
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	400	463,613
3.400%	08/18/25	CNH	1,320	184,722
3.500%	07/02/25	CNH	2,200	307,338
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28(x)		175	188,183
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		700	705,727
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		385	377,855
Sr. Unsec’d. Notes
4.692%(ff)	10/23/30		465	466,363
5.016%(ff)	10/23/35		192	189,682
5.049%(ff)	07/23/30		135	137,163
5.207%(ff)	01/28/31		110	112,545
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		325	302,319
3.000%(ff)	07/22/28	GBP	800	1,058,368
5.130%(ff)	11/19/28		200	202,325
5.546%(ff)	03/04/30		210	216,003

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	200	$244,707
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	300	359,837
Sr. Preferred Notes, 144A
6.625%	06/20/33		270	292,311
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.545%(ff)	11/08/32		430	378,524
4.603%(ff)	10/22/30		350	351,225
5.012%(ff)	01/23/30(a)		550	560,145
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30		200	201,969
Sr. Unsec’d. Notes, EMTN
5.500%(ff)	09/20/28	GBP	100	139,605
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	200	282,738
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		10	10,667
Sr. Unsec’d. Notes, GMTN
5.121%(ff)	04/04/31		516	522,004
Krung Thai Bank PCL (Thailand),
Jr. Sub. Notes
4.400%(ff)	03/25/26(oo)		200	196,900
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(oo)		200	195,500
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.098%(ff)	05/13/31		560	570,180
Morgan Stanley,
Sr. Unsec’d. Notes
4.654%(ff)	10/18/30		965	966,994
5.230%(ff)	01/15/31		75	76,906
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	139,000
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		220	196,338
5.250%(ff)	04/21/34		55	55,961
5.424%(ff)	07/21/34		49	50,213
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		550	561,660
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	750	899,603
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)		200	199,340
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		85	85,208

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
QNB Finance Ltd. (Qatar),
Gtd. Notes, MTN
4.900%	02/01/28	AUD	550	$365,188
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30		200	199,461
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	470	562,783
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		200	175,917
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33		200	206,970
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,167,325
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		200	201,478
5.545%(ff)	01/21/29		210	214,202
7.018%(ff)	02/08/30		200	214,776
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	500	614,802
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.711%(ff)	01/24/35		35	36,266
5.867%(ff)	06/08/34		55	57,428
TSB Bank PLC (United Kingdom),
Covered Bonds
3.319%	03/05/29	EUR	690	833,902
U.S. Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	800	970,669
5.678%(ff)	01/23/35		25	25,963
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		200	218,000
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	800	1,060,963
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		850	845,394
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	100	123,685
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.211%(ff)	12/03/35		273	274,120
5.244%(ff)	01/24/31		95	97,454
5.499%(ff)	01/23/35		60	61,550
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		295	269,517
5.557%(ff)	07/25/34		36	37,177

				41,553,558

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		160	$139,640
5.750%	03/02/63		28	27,222

				166,862

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	200	250,380
CRH SMW Finance DAC,
Gtd. Notes, EMTN
4.000%	07/11/31	EUR	100	122,248
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		888	887,096
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		750	698,020
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		555	571,055
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		150	154,729
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		995	992,716
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		625	591,538

				4,267,782

Chemicals — 0.0%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		50	44,470
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		860	860,507

				904,977

Commercial Services — 0.3%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	400	480,141
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,205	1,172,099
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	1,333,853
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		710	662,176

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.625%	02/28/36	EUR	100	$120,622
Ayvens SA (France),
Sr. Preferred Notes
3.875%	01/24/28	EUR	400	484,698
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		600	594,683
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		280	283,551
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	500	585,662
4.250%	09/25/30	GBP	300	395,812
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes
7.250%	05/15/28		300	317,405
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		300	317,405
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	300	370,293
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.250%	06/15/33		160	167,684
Sr. Unsec’d. Notes, 144A
7.000%	06/15/30		365	382,154
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/24/34	EUR	100	119,426
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,375	1,263,116

				9,050,780

Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		394	431,270

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		280	266,683
American Express Co.,
Sr. Unsec’d. Notes
5.667%(ff)	04/25/36		50	51,795
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27		50	48,650
4.950%	01/15/28		145	145,544
5.150%	01/15/30		80	80,483
5.375%	05/30/30		280	284,899
5.750%	03/01/29		365	375,220
5.750%	11/15/29		110	112,616
6.375%	05/04/28		255	265,004

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32(x)		300	$302,750
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		80	81,525
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		1,315	1,316,434
OMERS Finance Trust (Canada),
Gtd. Notes
1.550%	04/21/27	CAD	250	179,457
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29		325	319,729
7.125%	03/15/26		282	286,126
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	400	441,778
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		655	628,610
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	500	559,114
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		450	508,819
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26		200	194,300

				6,449,536

Electric — 0.6%
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26		50	49,050
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		5	5,141
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	300	340,684
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		211	184,861
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		340	322,526
4.500%	02/15/28		1,155	1,144,481
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		40	39,471
5.125%	03/15/28		860	859,198
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	300	345,296

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.672%	10/20/35		400	$403,300
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35		200	200,689
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		372	386,880
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36		797	709,041
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		40	42,748
Duke Energy Carolinas LLC,
First Mortgage
5.400%	01/15/54		6	5,777
Duke Energy Progress LLC,
First Mortgage
5.550%	03/15/55		2	1,956
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)		90	87,021
Jr. Sub. Notes, Series A
5.375%(ff)	03/09/26(oo)		115	108,155
Sr. Unsec’d. Notes
5.450%	06/15/29(a)		140	138,456
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	228,273
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76		55	55,413
Enel Finance International NV (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	06/15/52		200	183,378
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
3.625%	03/06/31	EUR	100	120,742
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54		20	19,868
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54		70	72,433
Entergy Mississippi LLC,
First Mortgage
5.800%	04/15/55		6	6,015
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		15	14,326
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,516,875
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
2.866%	09/15/28		45	42,844

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
5.450%	07/15/44		75	$71,724
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	1,049,119
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		400	356,284
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	526,815
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		65	60,428
5.400%	06/01/33		230	232,564
5.650%	05/09/34		55	56,388
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		110	96,458
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.281%(c)	07/24/26	EUR	400	465,667
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	100	111,670
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	300	361,349
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	200	218,269
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.375%(ff)	08/15/55		40	40,916
6.750%(ff)	06/15/54		100	103,884
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29		150	141,547
3.625%	02/15/31		720	662,884
3.875%	02/15/32		55	50,590
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	304,651
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	600	704,459
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		50	39,624
5.800%	05/15/34		120	119,972
6.000%	08/15/35		185	187,042
6.150%	01/15/33		55	56,684
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	500	511,489
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		36	34,145

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		45	$41,973
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34		24	23,292
5.450%	03/01/35		49	48,122
5.900%	03/01/55		15	13,724
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		825	834,930
8.000%(ff)	10/15/26(oo)		2,100	2,149,653
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,300	1,409,717
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26		15	15,007
6.875%	04/15/32		270	282,299
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		30	29,609
5.700%	12/30/34		55	55,995
6.000%	04/15/34		90	93,500

				19,197,341

Electrical Components & Equipment — 0.0%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.000%	03/15/31	EUR	1,100	1,294,194

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29	EUR	400	482,960

Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	400	482,639

				965,599

Engineering & Construction — 0.0%
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	125,216

Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.875%	03/14/36	EUR	100	101,221
4.500%	07/11/35	EUR	100	124,215
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		206	199,717
5.500%	07/31/47		200	164,835
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	285,033

				1,000,237

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		700	668,127

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		425	$440,341
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		700	676,757
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	299,079
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,325	722,382
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42		55	36,959
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	45,641
7.125%	02/15/31		330	351,618

				3,240,904

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		240	250,786

Foods — 0.4%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		825	750,744
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.125%	05/14/30	GBP	1,750	2,255,007
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	450	531,118
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	3,140,047
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,192	1,627,363
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		500	507,782
7.250%	11/15/53		45	50,615
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36		210	209,716
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		500	476,729
4.375%	01/31/32		420	393,117
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		100	101,177
5.650%	05/01/45		20	20,018
5.700%	05/01/55		175	174,561

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Mondelez International, Inc.,
Sr. Unsec’d. Notes
4.625%	07/03/31	CAD	650	$494,662
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		625	580,661

				11,313,317

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		36	35,720
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		135	140,689
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		35	36,708
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	600	626,198

				839,315

Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
3.250%	03/08/34	EUR	500	581,142
3.375%	03/08/29	EUR	400	481,310
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32(a)		290	252,973
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,195	1,147,366
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31		300	311,400

				2,774,191

Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	90,943
4.625%	06/01/30		1,315	1,260,186
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		300	283,656
3.500%	07/15/51		55	36,441
4.625%	03/15/52		70	56,260
5.250%	06/15/49		5	4,444
5.450%	09/15/34		40	40,304
5.950%	09/15/54		35	34,015
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		350	339,702
4.375%	01/15/30		425	411,811
4.625%	06/15/28		425	419,489

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
5.125%	11/01/27		685	$683,639

				3,660,890

Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		2,315	2,453,749

Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		827	830,241
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	50,089
7.250%	10/15/29(a)		1,113	1,121,228
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,155	1,954,348
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	81,201
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		600	596,095
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,740	1,672,575
5.250%	12/15/27		20	19,909
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		795	790,427

				7,116,113

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)		220	213,944
6.625%	05/15/32		115	110,004
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		875	803,256

				1,127,204

Insurance — 0.1%
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		450	417,528
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	437,632
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	600	817,413

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	300	$398,901

				2,071,474

Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		216	222,049
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		55	53,621
Netflix, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/29	EUR	100	125,746
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
5.350%	09/15/54		15	14,018

				415,434

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	700	793,458

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		375	369,268
7.375%	05/01/33(a)		250	234,625

				603,893

Leisure Time — 0.1%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		169	169,211
Sr. Sec’d. Notes, 144A
5.875%	02/15/27		350	351,263
Sr. Unsec’d. Notes, 144A
6.750%	02/01/32		315	321,694
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28		25	25,297
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		700	697,725

				1,565,190

Lodging — 0.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		190	187,343
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37		320	320,045
MGM Resorts International,
Gtd. Notes
6.500%	04/15/32		1,150	1,168,530

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		625	$623,555

				2,299,473

Machinery-Diversified — 0.0%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		475	501,398

Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)		265	246,627
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		86	80,253
4.500%	08/15/30		50	47,656
4.750%	03/01/30		476	461,368
5.000%	02/01/28		90	89,178
5.125%	05/01/27		316	314,921
5.375%	06/01/29		235	234,104
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		110	101,370
3.500%	06/01/41		120	87,078
3.900%	06/01/52		330	226,150
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56		100	58,705
4.800%	05/15/33		85	84,759
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		200	138,302
4.125%	12/01/30		200	141,915
5.375%	02/01/28		375	343,403
5.500%	04/15/27		1,425	1,360,264
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	720,900
5.750%	01/15/30		1,000	494,997
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(d)		110	73,309
7.375%	07/01/28		275	198,592
7.750%	07/01/26		2,610	2,318,518
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		550	566,277
TDF Infrastructure SASU (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	200	237,921
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		705	715,465
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	900	1,123,953

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
5.250%	05/15/29	GBP	690	$911,611

				11,377,596

Mining — 0.1%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		515	578,153
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		400	399,880
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	100	108,802
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		200	204,961
5.634%	04/04/34		225	229,268
6.125%	10/06/28		110	115,039
6.375%	10/06/30		20	21,439
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		145	148,966
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30		375	387,741

				2,194,249

Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	100	123,918
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	500	584,332

				708,250

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	247,729
4.750%	04/16/29	GBP	300	414,585
5.000%	01/24/29		355	363,257
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	177,889
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		300	314,356

				1,517,816

Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		455	405,576
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		30	36,631

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32			400	$406,961
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29	(oo)	EUR	600	701,752
6.450%(ff)	12/01/33	(oo)		180	183,956
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28			250	256,287
8.625%	11/01/30			125	126,872
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62			30	21,599
5.550%	03/15/54			40	38,213
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55			35	32,578
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32			425	415,119
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29			950	951,251
Gtd. Notes, 144A
5.875%	02/01/29			575	577,502
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29			140	138,210
6.000%	04/15/30			455	443,166
6.000%	02/01/31			140	135,424
6.250%	04/15/32			700	669,234
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29			35	34,965
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45			24	18,322
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34		GBP	400	541,922
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32			255	236,742
Gtd. Notes, EMTN
4.875%	02/21/28		EUR	800	919,395
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31			840	782,468
6.875%	09/19/33			75	81,789
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54			10	9,329
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27	(oo)	EUR	600	675,319

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29			265	$244,253

					9,084,835

Packaging & Containers — 0.0%
Berry Global, Inc.,
Sr. Sec’d. Notes
5.650%	01/15/34			60	62,049
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30			905	925,488
Sr. Sec’d. Notes, 144A
6.750%	04/15/32			350	358,706

					1,346,243

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49			180	148,317
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28			450	450,275
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28			120	98,775
5.000%	02/15/29			544	380,800
5.250%	01/30/30			1,605	1,008,165
5.250%	02/15/31			405	238,444
6.250%	02/15/29			313	220,840
7.000%	01/15/28			250	209,750
Sr. Sec’d. Notes, 144A
4.875%	06/01/28			250	211,780
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32		EUR	600	721,966
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54			220	214,321
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31			115	103,873
4.850%	12/15/29			230	233,518
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28			325	312,386
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	(a)		350	303,856

					4,857,066

Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29			1,225	1,216,511
6.625%	02/01/32			255	263,401

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29			280	$276,961
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30			20	21,113
6.036%	11/15/33			215	225,718
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77			45	44,640
8.500%(ff)	01/15/84			40	44,550
Energy Transfer LP,
Jr. Sub. Notes
7.125%(ff)	10/01/54	(a)		50	51,149
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)		795	810,706
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26	(oo)		815	819,040
Sr. Unsec’d. Notes
5.550%	05/15/34			65	65,852
5.600%	09/01/34			40	40,607
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78			35	34,407
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31		EUR	700	824,627
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36			210	211,837
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33			250	262,511
Gtd. Notes, 144A
6.500%	09/01/30			110	117,553
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30			385	378,036
Targa Resources Corp.,
Gtd. Notes
5.550%	08/15/35			400	402,011
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79			95	94,300
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29			35	33,025
4.125%	08/15/31			35	32,419
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29	(oo)		1,005	979,522
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30			745	716,846
5.300%	03/01/48			40	33,464

					8,000,806

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate — 0.2%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	700	$759,664
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	200	222,039
1.625%	04/20/30	EUR	100	107,563
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	200	229,309
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,690	1,678,684
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	1,148,513
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	175,395
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	600	665,622
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	3,000	423,947
3.200%	08/14/27	CNH	7,000	991,276
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	100	105,729

				6,507,741

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.500%	10/01/35		300	303,140
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	400	399,659
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	421,983
Sr. Unsec’d. Notes
4.750%	02/15/28		584	540,728
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	396,130
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	400	463,053
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		280	220,549
5.000%	10/15/27		20	18,466
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		50	52,357

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35		EUR	100	$92,263
Prologis LP,
Sr. Unsec’d. Notes
4.200%	02/15/33		CAD	300	222,069
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31		EUR	1,100	1,290,640
4.875%	07/06/30		EUR	600	757,869
5.000%	10/15/29		GBP	500	691,340
5.125%	07/06/34		EUR	200	256,953
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32			830	853,490
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	(a)		925	873,671
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26			650	639,073
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28			1,178	1,248,135
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30			385	387,241
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30			10	9,588
4.250%	12/01/26			30	29,815
4.500%	09/01/26			125	124,639
4.500%	01/15/28			440	438,135
5.750%	02/01/27			5	5,069
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32		EUR	400	485,127
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28		EUR	100	112,929

					11,334,111

Retail — 0.2%
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28			430	440,954
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30			950	999,043
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31			535	633,489
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28		EUR	1,600	2,074,191
12.000%	11/30/28			1,200	1,321,500
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29			50	47,934

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29			425	$394,673
3.875%	10/01/31			375	335,835
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29			900	858,935
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32	(a)		365	374,812

					7,481,366

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27	(oo)	GBP	200	269,503
Sr. Preferred Notes
2.000%	04/28/27		EUR	100	116,959

					386,462

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
2.600%	02/15/33			565	483,385
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33			325	294,373
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31			90	81,881
Sr. Unsec’d. Notes
5.450%	07/15/35			120	120,866
Micron Technology, Inc.,
Sr. Unsec’d. Notes
6.050%	11/01/35			40	41,837

					1,022,342

Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30			260	265,818
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51			40	29,512
5.375%	09/27/54			40	36,516
6.000%	08/03/55			110	109,828
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.600%	06/12/34			16	16,574

					458,248

Telecommunications — 0.4%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29			725	529,091
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31		EUR	400	489,462

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29	(d)		975	$1,002,387
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33		EUR	300	293,829
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29			1,650	1,668,251
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
3.875%	10/15/30			1,925	1,674,134
Sr. Sec’d. Notes, 144A
6.875%	06/30/33			500	508,725
10.750%	12/15/30			600	680,099
11.000%	11/15/29			1,945	2,238,192
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32			55	66,725
Sprint LLC,
Gtd. Notes
7.625%	03/01/26			25	25,216
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26			50	49,241
2.625%	02/15/29			370	347,445
2.875%	02/15/31			284	258,612
4.750%	02/01/28			35	35,048
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29		GBP	830	1,055,789
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31			210	219,941

					11,142,187

Transportation — 0.1%
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29	(oo)	EUR	300	319,170
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27		EUR	400	480,980
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
1.375%	04/21/32		EUR	100	104,894
3.750%	06/12/30		EUR	100	121,862
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29		EUR	100	107,724
1.875%	05/25/32		EUR	300	325,514
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37		EUR	100	93,023
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35		CAD	300	225,984

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	300	$340,126
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		410	406,468

				2,525,745

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		410	419,827

TOTAL CORPORATE BONDS (cost $222,814,565)				222,368,298

FLOATING RATE AND OTHER LOANS — 0.4%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.077%(c)	01/28/32		325	324,492
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.172%(c)	11/17/28		462	449,478

				773,970

Computers — 0.1%
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%
7.316%(c)	03/01/29		1,414	1,364,283

Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%
7.314%(c)	03/18/30		342	342,628

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		118	105,828

Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.812%(c)	01/18/28		495	487,141

Retail — 0.1%
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%
4.730%(c)	07/01/31	EUR	3,125	3,673,566

Telecommunications — 0.2%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%
11.780%(c)	05/25/27		1,201	1,192,739

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Telecommunications (cont’d.)
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 1 Month EURIBOR + 3.000%
5.079%(c)	07/17/29	EUR	4,075	$4,778,718

				5,971,457

TOTAL FLOATING RATE AND OTHER LOANS (cost $11,971,694)				12,718,873

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.455%(c)	12/25/41		220	225,843
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.555%(c)	03/25/42		115	124,485
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.555%(c)	03/25/42		60	63,877
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.305%(c)	09/26/33		103	102,989
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.305%(c)	11/25/41		40	40,025
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.105%(c)	11/25/41		180	181,286
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.405%(c)	09/25/41		430	433,473
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.655%(c)	12/25/41		200	202,238
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		54	8,209
Series 4910, Class MI, IO
4.000%	08/25/49		73	14,940
Series 5020, Class IH, IO
3.000%	08/25/50		338	56,206
GS Mortgage-Backed Securities Trust,
Series 2025-RPL3, Class A1, 144A
4.100%	07/25/65		100	96,270

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,513,068)				1,549,841

SOVEREIGN BONDS — 3.1%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	200	232,982
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	1,054,208

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 168
3.500%	12/21/34	AUD	1,700	$1,065,497
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	1,420	919,582
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
5.900%	05/28/30	EUR	100	128,986
6.350%	11/30/41	EUR	200	280,548
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	400	500,487
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		200	203,376
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	206,691
3.375%	11/25/32	EUR	300	360,191
3.375%	05/25/34	EUR	400	474,465
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,016	1,998,229
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	130	165,958
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	600	779,878
Bundesobligation (Germany),
Bonds, Series 191
2.400%	04/18/30	EUR	5,665	6,744,944
Bundesschatzanweisungen (Germany),
Bonds, Series 2Y
2.000%	12/10/26	EUR	2,630	3,104,361
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	224,678
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		900	790,911
3.750%	01/14/32	EUR	121	144,993
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	2,221,746
City of Montreal (Canada),
Unsec’d. Notes
4.400%	12/01/43	CAD	450	321,024
City of Ottawa Ontario (Canada),
Unsec’d. Notes
4.200%	07/30/53	CAD	150	102,160
City of Toronto (Canada),
Unsec’d. Notes
2.950%	04/28/35	CAD	300	202,254
City of Vancouver (Canada),
Sr. Unsec’d. Notes
3.700%	10/18/52	CAD	250	156,063

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		400	$316,900
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	1,300	1,533,249
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31		350	360,150
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.500%	06/17/31	EUR	1,000	1,097,331
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,500	1,292,276
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	40,050	2,007,203
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	6,110	299,487
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		450	415,125
Sr. Unsec’d. Notes, 144A
6.950%	03/15/37		236	240,750
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	140	174,861
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series UFA
3.250%	07/04/34	EUR	610	735,335
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	188,224
French Republic Government Bond OAT (France),
Bonds, 144A
4.750%	04/25/35	EUR	2,255	2,991,494
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		500	499,010
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	1,840	1,922,354
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	155,138
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	304,999
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	430,520	1,263,820
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	300	356,212
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	700	715,974
Sr. Unsec’d. Notes, Series 6Y
4.000%	07/25/29	EUR	500	604,807

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	300	$330,916
Ile-de-France Mobilites (France),
Sr. Unsec’d. Notes, EMTN
0.400%	05/28/31	EUR	400	406,562
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	900	886,555
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
1.500%	01/18/27	EUR	100	114,665
6.875%	10/21/34	GBP	100	151,913
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		200	204,078
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		790	798,394
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
2.950%	07/01/30	EUR	6,282	7,495,698
Sr. Unsec’d. Notes, Series 10Y
4.350%	11/01/33	EUR	336	429,137
Sr. Unsec’d. Notes, Series 10Y, 144A
3.650%	08/01/35	EUR	765	917,527
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	40	48,962
Sr. Unsec’d. Notes, Series 15Y, 144A
3.850%	10/01/40	EUR	500	586,704
Sr. Unsec’d. Notes, Series 16Y, 144A
3.350%	03/01/35	EUR	135	159,225
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	220	259,937
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	48,550	226,496
Bonds, Series 84
2.100%	09/20/54	JPY	4,150	24,721
Bonds, Series 86
2.400%	03/20/55	JPY	169,950	1,082,560
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	350,900	2,157,519
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	171,716
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	500	600,177
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	300	298,624
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
0.950%	05/26/27	EUR	494	566,318
2.125%	06/01/32	EUR	300	333,680
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	300	380,774

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	42,540	$2,159,470
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	20,500	997,660
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	900	954,468
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.750%	07/15/27	EUR	4,930	5,675,108
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,100	1,077,904
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,040	1,135,491
1.200%	04/28/33	EUR	300	297,479
Province of Manitoba (Canada),
Unsec’d. Notes
3.200%	03/05/50	CAD	625	367,102
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	400	231,069
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33	CAD	2,080	1,536,182
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	2,030	1,490,089
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	305,664
Region of Ile de France (France),
Sr. Unsec’d. Notes, EMTN
2.900%	04/30/31	EUR	200	236,166
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	314	347,750
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN
5.375%	12/01/34	CAD	115	93,798
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	300	396,048
6.000%	08/04/28	GBP	958	1,359,985
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		1,390	1,305,843
4.000%	10/17/49		475	340,256
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		2,100	1,425,175
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		830	858,569
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	11,235	623,733

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 10Y
4.850%	09/30/29			200	$192,344
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.624%	05/26/30		EUR	25	27,967
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35		EUR	30	29,334
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30		EUR	1,100	1,110,674
3.875%	10/29/35		EUR	25	24,445
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39		EUR	600	543,329
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27		EUR	1,260	1,477,260
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31		EUR	600	707,691
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35		EUR	200	241,680
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30		EUR	500	508,500
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50		EUR	1,800	1,150,555
1.200%	10/31/40		EUR	880	742,866
3.450%	10/31/34		EUR	1,239	1,498,827
3.550%	10/31/33		EUR	665	815,501
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
2.800%	06/17/34		THB	55,489	1,872,122
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	07/31/35		GBP	4,939	4,671,946
4.375%	07/31/54		GBP	1,579	1,877,542

TOTAL SOVEREIGN BONDS (cost $98,135,651)					99,199,361

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Federal Home Loan Mortgage Corp.
4.500%	09/01/50			1,634	1,585,418
5.500%	07/01/53			996	998,391
5.500%	11/01/54			1,638	1,638,646
6.000%	06/01/55			1,748	1,776,917
6.500%	05/01/54			682	708,996
6.750%	03/15/31	(h)		1,280	1,462,426
Federal National Mortgage Assoc.
2.500%	07/01/50			1,140	961,043
2.500%	08/01/51			1,951	1,635,401
3.000%	07/01/52			2,810	2,457,470
3.500%	05/01/52			1,232	1,115,361
5.000%	04/01/53			728	715,345
5.000%	08/01/53			1,078	1,058,727
5.500%	12/01/52			842	844,066

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	02/01/53		1,157	$1,179,376
6.000%	09/01/53		701	718,365
6.000%	10/01/54		1,443	1,477,162
6.625%	11/15/30		585	661,107
Freddie Mac Coupon Strips
1.998%(s)	07/15/32		139	101,309
Government National Mortgage Assoc.
3.000%	10/20/51		1,618	1,432,562
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30		306	297,982

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $23,067,334)				22,826,070

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bonds
1.625%	11/15/50	(h)	9,420	4,964,634
2.375%	02/15/42	(h)	14,450	10,507,859
2.375%	05/15/51	(h)	2,780	1,763,128
3.000%	11/15/44	(h)	8,700	6,697,641
3.375%	08/15/42	(h)	1,800	1,510,594
3.375%	11/15/48	(k)	2,600	2,056,844
3.875%	02/15/43		605	541,570
4.000%	11/15/42		184	167,842
4.125%	08/15/44	(h)	8,240	7,551,187
4.500%	11/15/54		2,946	2,808,827
4.625%	11/15/44		165	161,545
4.750%	11/15/43	(h)	1,428	1,426,438
5.000%	05/15/45	(h)	1,710	1,756,758
U.S. Treasury Inflation Indexed Bonds, TIPS
1.625%	10/15/29		3,066	3,104,008
U.S. Treasury Notes
3.500%	09/30/26		420	417,867
3.500%	02/15/33		180	173,559
3.750%	04/30/27		3,090	3,089,759
3.750%	05/15/28		8,945	8,959,675
3.875%	05/31/27		5,740	5,753,677
3.875%	04/30/30		2,020	2,028,364
4.000%	03/31/30		7,130	7,197,401
4.125%	03/31/32		170	171,541
4.125%	05/31/32	(h)	2,965	2,990,480
4.250%	12/31/25	(k)	8,000	8,000,000
4.250%	12/31/26		5,799	5,833,029
4.250%	05/15/35		1,980	1,983,403
4.500%	05/31/29		6,888	7,077,293
4.500%	12/31/31		1,540	1,588,125
U.S. Treasury Strips Coupon
2.026%(s)	08/15/41	(h)(k)	10,845	4,920,604
2.203%(s)	05/15/43	(h)	4,745	1,940,989
2.481%(s)	05/15/44		1,845	714,526
2.769%(s)	08/15/44		1,035	395,601
3.298%(s)	11/15/40	(k)	5,590	2,645,185
3.895%(s)	02/15/43	(h)(k)	5,840	2,426,119
4.500%(s)	05/15/46		825	289,206
4.663%(s)	02/15/50		2,545	742,942
4.878%(s)	11/15/41		585	261,037
4.920%(s)	08/15/48		675	211,849
4.928%(s)	11/15/45		210	75,481
4.967%(s)	02/15/39	(h)	220	115,612

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.968%(s)	05/15/42	(k)	7,965	$3,450,646
4.991%(s)	11/15/43		1,510	600,986
5.007%(s)	05/15/39		220	113,709
5.021%(s)	08/15/39		220	112,061
5.040%(s)	11/15/39		215	107,906
5.056%(s)	02/15/40		215	106,277
5.069%(s)	05/15/40		215	104,650
5.095%(s)	08/15/40		215	103,050
5.111%(s)	02/15/41		215	100,364
5.117%(s)	05/15/41		215	98,959
5.170%(s)	02/15/42		215	94,465
5.192%(s)	08/15/42		215	91,757
5.196%(s)	11/15/42		215	90,560
5.220%(s)	02/15/45		1,020	380,225
5.224%(s)	08/15/43		215	86,679
5.239%(s)	02/15/44		215	84,353
5.246%(s)	11/15/44		215	81,174

TOTAL U.S. TREASURY OBLIGATIONS (cost $127,474,693)				120,830,020

TOTAL LONG-TERM INVESTMENTS (cost $2,604,750,278)				2,873,434,048

			Shares
SHORT-TERM INVESTMENTS — 10.4%
AFFILIATED MUTUAL FUNDS — 10.0%
PGIM Core Ultra Short Bond Fund(wa)			294,787,613	294,787,613
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $22,964,066; includes $22,891,130 of cash collateral for securities on loan)(b)(wa)			22,980,152	22,964,067

TOTAL AFFILIATED MUTUAL FUNDS (cost $317,751,679)				317,751,680

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATION(h)(k)(n) — 0.4%
U.S. Treasury Bills
4.269%	09/18/25		12,100	11,987,987

(cost $11,987,947)

OPTIONS PURCHASED*~ — 0.0% (cost $151,945)				135,274

TOTAL SHORT-TERM INVESTMENTS (cost $329,891,571)				329,874,941

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.0% (cost $2,934,641,849)				3,203,308,989

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Value
OPTIONS WRITTEN*~ — (0.0)% (premiums received $482,642)	$(588,844)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.0% (cost $2,934,159,207)	3,202,720,145
Liabilities in excess of other assets(z) — (1.0)%	(32,190,081)

NET ASSETS — 100.0%	$3,170,530,064

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,455,816; cash collateral of $22,891,130 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 12.000%, 10/01/28	09/14/23	$171,500	$188,183	0.0%
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 8.375%, 04/01/32	02/04/25	300,000	302,750	0.0

Total		$471,500	$490,933	0.0%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$97.00	14	35	$2,538
3 Month SOFR	Call	12/12/25	$99.75	28	70	175
3 Month SOFR	Call	12/12/25	$99.75	3	8	19
3 Month SOFR	Put	12/12/25	$96.00	14	35	2,363

Total Exchange Traded (cost $6,690)						$5,095

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	26.00	—	EUR	745	$75
Currency Option EUR vs PLN	Call	CITI	07/21/25	5.00	—	EUR	750	3
Currency Option EUR vs TRY	Call	JPM	07/14/25	80.00	—	EUR	742	169

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	JPM	07/24/25	90.00	—	EUR	751	$499
Currency Option USD vs BRL	Call	MSI	07/02/25	6.70	—		902	—
Currency Option USD vs BRL	Call	MSI	07/24/25	6.50	—		521	34
Currency Option USD vs CLP	Call	MSI	07/07/25	1,100.00	—		907	—
Currency Option USD vs CNH	Call	DB	09/24/25	7.95	—		10,370	554
Currency Option USD vs COP	Call	MSI	07/10/25	5,000.00	—		857	1
Currency Option USD vs JPY	Call	CITI	07/14/25	155.00	—		861	3
Currency Option USD vs KRW	Call	MSI	07/10/25	1,550.00	—		858	—
Currency Option USD vs KRW	Call	JPM	09/25/25	1,750.00	—		2,430	32
Currency Option USD vs MXN	Call	CITI	07/08/25	22.00	—		907	3
Currency Option USD vs TRY	Call	JPM	07/03/25	70.00	—		451	—
Currency Option USD vs TRY	Call	CITI	07/18/25	99.00	—		431	254
Currency Option USD vs TWD	Call	CITI	07/29/25	32.00	—		1,738	37
Currency Option USD vs ZAR	Call	CITI	07/03/25	21.00	—		451	—
Currency Option EUR vs USD	Put	MSI	07/03/25	1.00	—	EUR	794	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.05	—	EUR	394	—
Currency Option EUR vs USD	Put	MSI	07/17/25	1.05	—	EUR	1,005	1
Currency Option USD vs BRL	Put	MSI	07/07/25	4.90	—		2,714	—
Currency Option USD vs BRL	Put	MSI	07/10/25	5.00	—		428	1
Currency Option USD vs CNH	Put	DB	09/24/25	7.00	—		10,370	33,523
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		5,579	737
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		1,550	205
Currency Option USD vs KRW	Put	JPM	09/25/25	1,331.00	—		2,430	36,425
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		870	73
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		870	73
Currency Option USD vs ZAR	Put	CITI	07/29/25	16.00	—		522	11

Total OTC Traded (cost $74,234)								$72,713

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 09/29/30	Call	CITI	09/25/25	3.29%	3.29%(A)	1 Day SOFR(A)/4.450%		443	$2,918
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/4.450%		1,570	1
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/4.450%		190	—
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/4.450%		1,570	14,852
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/4.450%		190	1,797
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.05%	3 Month EURIBOR(Q)/1.944%	2.05%(A)	EUR	2,205	1,346
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	3.50%	3 Month EURIBOR(Q)/1.944%	3.50%(A)	EUR	2,205	1
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.02%	1 Day TONAR(A)/0.477%	1.02%(A)	JPY	193,150	134

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#		Value
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.52%	1 Day TONAR(A)/0.477%	1.52	%(A)	JPY	193,150	$—
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.60%	CDX.NA.IG.44.V1(Q)	1.00	%(Q)		19,790	21,734
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.63%	CDX.NA.IG.44.V1(Q)	1.00	%(Q)		15,830	14,683

Total OTC Swaptions (cost $71,021)										$57,466

Total Options Purchased (cost $151,945)										$135,274

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25	15	38	$(9,375)
3 Month SOFR	Call	12/12/25	$96.25	16	40	(10,000)
3 Month SOFR	Put	12/12/25	$95.63	14	35	(263)
3 Month SOFR	Put	12/12/25	$96.25	15	38	(6,375)
3 Month SOFR	Put	12/12/25	$96.25	2	5	(850)

Total Exchange Traded (premiums received $39,811)						$(26,863)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	22.35	—	EUR	745	$(7,372)
Currency Option EUR vs PLN	Call	CITI	07/21/25	4.28	—	EUR	750	(2,454)
Currency Option EUR vs TRY	Call	JPM	07/14/25	48.00	—	EUR	742	(7,313)
Currency Option EUR vs TRY	Call	JPM	07/24/25	49.50	—	EUR	751	(8,675)
Currency Option USD vs BRL	Call	MSI	07/02/25	5.70	—		902	—
Currency Option USD vs BRL	Call	MSI	07/24/25	5.65	—		521	(1,691)
Currency Option USD vs CLP	Call	MSI	07/07/25	940.00	—		907	(2,960)
Currency Option USD vs CNH	Call	DB	09/24/25	7.25	—		10,370	(23,876)
Currency Option USD vs COP	Call	MSI	07/10/25	4,300.00	—		857	(426)
Currency Option USD vs JPY	Call	CITI	07/14/25	145.00	—		861	(3,839)
Currency Option USD vs KRW	Call	MSI	07/10/25	1,390.00	—		858	(521)
Currency Option USD vs KRW	Call	JPM	09/25/25	1,385.00	—		2,430	(23,366)
Currency Option USD vs MXN	Call	CITI	07/08/25	19.40	—		907	(489)
Currency Option USD vs TRY	Call	JPM	07/03/25	41.00	—		451	(152)
Currency Option USD vs TRY	Call	CITI	07/18/25	42.00	—		431	(2,201)
Currency Option USD vs TWD	Call	CITI	07/29/25	29.15	—		1,738	(14,105)
Currency Option USD vs ZAR	Call	CITI	07/03/25	18.20	—		451	(31)
Currency Option EUR vs USD	Put	MSI	07/03/25	1.14	—	EUR	794	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.14	—	EUR	394	(17)
Currency Option EUR vs USD	Put	MSI	07/17/25	1.14	—	EUR	1,005	(423)
Currency Option USD vs BRL	Put	MSI	07/07/25	6.00	—		2,714	(282,049)
Currency Option USD vs BRL	Put	MSI	07/10/25	5.50	—		428	(6,138)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		3,569	(61,969)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		435	(1,316)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		435	(1,316)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		435	(3,124)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		435	(3,124)

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs ZAR	Put	CITI	07/29/25	17.70	—	522	$(6,101)

Total OTC Traded (premiums received $345,233)							$(465,048)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 09/29/30	Call	CITI	09/25/25	3.04%	1 Day SOFR(A)/4.450%	3.04%(A)		885	$(2,874)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/4.450%	3.21%(A)		3,140	(9,874)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/4.450%	3.21%(A)		380	(1,195)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.53%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		19,790	(30,961)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)		15,830	(35,729)
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.20%	3 Month EURIBOR(Q)/2.20%(A)	1.944%	EUR	4,410	(1,208)
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.27%	1 Day TONAR(A)/1.27%(A)	0.477%	JPY	386,300	(12)
CDX.NA.HY.44.V1, 06/20/30	Put	GSI	07/16/25	$99.00	5.00%(Q)	CDX.NA.HY.44.V1(Q)		2,580	(942)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	07/16/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)		13,080	(1,006)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)		19,790	(8,040)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.88%	1.00%(Q)	CDX.NA.IG.44.V1(Q)		15,830	(5,092)

Total OTC Swaptions (premiums received $97,598)									$(96,933)

Total Options Written (premiums received $482,642)									$(588,844)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
39	3 Month EuroSTR	Sep. 2025	$11,264,154	$(1,561)
432	2 Year U.S. Treasury Notes	Sep. 2025	89,866,125	301,454
1,724	5 Year U.S. Treasury Notes	Sep. 2025	187,916,000	2,126,835
9	10 Year Canadian Government Bonds	Sep. 2025	806,315	7,270
8	10 Year Euro-Bund	Sep. 2025	1,226,482	(2,928)
22	10 Year Korea Treasury Bonds	Sep. 2025	1,930,542	(2,141)
18	10 Year U.K. Gilt	Sep. 2025	2,298,557	31,269
836	10 Year U.S. Treasury Notes	Sep. 2025	93,736,500	1,652,088
651	10 Year U.S. Ultra Treasury Notes	Sep. 2025	74,386,925	1,506,272
701	20 Year U.S. Treasury Bonds	Sep. 2025	80,943,594	2,530,396
129	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	15,367,125	586,296

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Futures contracts outstanding at June 30, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
37	Euro-BTP Italian Government Bond	Sep. 2025	$5,273,682	$16,374
173	Mini MSCI EAFE Index	Sep. 2025	23,196,705	175,474
56	Russell 2000 E-Mini Index	Sep. 2025	6,136,760	204,976
208	S&P 500 E-Mini Index	Sep. 2025	65,039,000	2,261,269
34	Short Euro-BTP	Sep. 2025	4,323,230	(6,408)

				11,386,935

Short Positions:
48	3 Month CME SOFR	Sep. 2025	11,479,800	2,317
55	1 Year Eris SOFR Swap Futures	Sep. 2025	5,472,462	(4,294)
22	2 Year U.S. Treasury Notes	Sep. 2025	4,576,516	(10,362)
105	5 Year Euro-Bobl	Sep. 2025	14,555,221	8,529
39	5 Year U.S. Treasury Notes	Sep. 2025	4,251,000	(17,936)
25	10 Year Australian Treasury Bonds	Sep. 2025	1,885,917	(9,385)
21	10 Year Euro-Bund	Sep. 2025	3,219,514	14,349
1	10 Year Japanese Government Bonds	Sep. 2025	965,383	(2,569)
38	10 Year U.S. Treasury Notes	Sep. 2025	4,260,750	(90,258)
15	10 Year U.S. Ultra Treasury Notes	Sep. 2025	1,713,984	(6,562)
9	20 Year U.S. Treasury Bonds	Sep. 2025	1,039,219	(28,687)
6	30 Year Euro Buxl	Sep. 2025	839,219	13,853
221	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	26,326,625	(845,443)
74	British Pound Currency	Sep. 2025	6,347,813	(89,405)
15	Canadian Dollar Currency	Sep. 2025	1,105,200	(6,421)
363	Euro Currency	Sep. 2025	53,705,850	(1,567,530)
78	Euro Schatz Index	Sep. 2025	9,854,141	10,314
19	Euro-OAT	Sep. 2025	2,771,669	14,548

				(2,614,942)

				$8,771,993

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/16/25	MSI	AUD	113	$73,386	$74,326	$940	$—
Expiring 07/22/25	BNP	AUD	32	20,629	20,756	127	—
Expiring 07/22/25	CITI	AUD	35	22,980	23,212	232	—
Expiring 07/22/25	HSBC	AUD	100	64,292	65,843	1,551	—
Expiring 07/22/25	HSBC	AUD	31	20,439	20,536	97	—
Expiring 07/22/25	HSBC	AUD	31	19,729	20,239	510	—
Expiring 07/22/25	MSI	AUD	2,183	1,426,446	1,437,038	10,592	—
Expiring 07/22/25	MSI	AUD	395	258,094	260,343	2,249	—
Expiring 07/22/25	MSI	AUD	32	20,748	20,863	115	—
Expiring 07/22/25	MSI	AUD	31	20,239	20,514	275	—
Expiring 07/22/25	MSI	AUD	30	19,125	19,491	366	—
Expiring 07/22/25	MSI	AUD	30	19,429	19,705	276	—
Expiring 07/22/25	MSI	AUD	17	10,935	11,021	86	—
Brazilian Real,
Expiring 07/02/25	GSI	BRL	36,167	6,348,296	6,653,460	305,164	—
Expiring 08/04/25	GSI	BRL	31,166	5,621,764	5,686,558	64,794	—
British Pound,
Expiring 07/22/25	CITI	GBP	15	20,502	20,846	344	—
Expiring 07/22/25	GSI	GBP	261	354,583	358,608	4,025	—

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/22/25	GSI	GBP	131	$179,209	$179,287	$78	$—
Expiring 07/22/25	GSI	GBP	131	179,005	179,287	282	—
Expiring 07/22/25	HSBC	GBP	85	116,538	116,687	149	—
Expiring 07/22/25	HSBC	GBP	12	15,735	15,941	206	—
Expiring 07/22/25	MSI	GBP	14	19,005	19,175	170	—
Expiring 09/17/25	WBC	GBP	179	242,396	246,103	3,707	—
Canadian Dollar,
Expiring 07/22/25	CITI	CAD	486	355,847	357,241	1,394	—
Expiring 07/22/25	HSBC	CAD	23	16,602	16,755	153	—
Expiring 07/22/25	MSI	CAD	36	26,491	26,562	71	—
Expiring 07/22/25	MSI	CAD	27	19,888	20,107	219	—
Chilean Peso,
Expiring 09/17/25	DB	CLP	484,938	522,001	520,443	—	(1,558)
Chinese Renminbi,
Expiring 07/22/25	GSI	CNH	1,272	177,924	178,032	108	—
Expiring 07/22/25	GSI	CNH	954	133,145	133,490	345	—
Expiring 07/22/25	MSI	CNH	620	86,436	86,734	298	—
Expiring 08/20/25	MSI	CNH	616	86,223	86,412	189	—
Expiring 09/17/25	HSBC	CNH	3,055	428,131	429,508	1,377	—
Expiring 09/17/25	SSB	CNH	3,484	489,568	489,814	246	—
Czech Koruna,
Expiring 09/17/25	CITI	CZK	1,435	65,801	68,516	2,715	—
Danish Krone,
Expiring 09/17/25	MSI	DKK	761	117,042	120,874	3,832	—
Euro,
Expiring 07/22/25	BARC	EUR	2,948	3,284,154	3,477,893	193,739	—
Expiring 07/22/25	BARC	EUR	2,346	2,670,641	2,767,722	97,081	—
Expiring 07/22/25	BOA	EUR	395	451,000	465,618	14,618	—
Expiring 07/22/25	CITI	EUR	808	913,947	953,246	39,299	—
Expiring 07/22/25	CITI	EUR	783	902,000	923,538	21,538	—
Expiring 07/22/25	CITI	EUR	414	473,000	488,897	15,897	—
Expiring 07/22/25	CITI	EUR	398	454,733	469,544	14,811	—
Expiring 07/22/25	CITI	EUR	148	168,612	174,417	5,805	—
Expiring 07/22/25	CITI	EUR	31	36,374	36,977	603	—
Expiring 07/22/25	CITI	EUR	28	33,061	33,244	183	—
Expiring 07/22/25	DB	EUR	399	455,000	470,527	15,527	—
Expiring 07/22/25	DB	EUR	372	428,000	438,514	10,514	—
Expiring 07/22/25	GSI	EUR	305	351,607	359,780	8,173	—
Expiring 07/22/25	HSBC	EUR	5,388	6,156,168	6,356,380	200,212	—
Expiring 07/22/25	HSBC	EUR	892	1,030,051	1,052,133	22,082	—
Expiring 07/22/25	HSBC	EUR	254	288,990	299,366	10,376	—
Expiring 07/22/25	HSBC	EUR	62	70,294	72,865	2,571	—
Expiring 07/22/25	MSI	EUR	8,145	9,253,224	9,609,108	355,884	—
Expiring 07/22/25	MSI	EUR	808	916,646	953,245	36,599	—
Expiring 07/22/25	MSI	EUR	309	357,576	364,623	7,047	—
Expiring 07/22/25	MSI	EUR	200	231,023	235,952	4,929	—
Expiring 07/22/25	MSI	EUR	138	158,248	162,980	4,732	—
Expiring 07/22/25	MSI	EUR	21	24,669	24,783	114	—
Expiring 09/17/25	MSI	EUR	382	442,677	452,087	9,410	—
Expiring 09/17/25	MSI	EUR	121	139,716	142,684	2,968	—
Expiring 09/17/25	MSI	EUR	85	98,641	101,122	2,481	—
Expiring 09/17/25	MSI	EUR	85	98,090	100,293	2,203	—
Expiring 09/17/25	MSI	EUR	60	69,765	71,520	1,755	—
Expiring 09/17/25	MSI	EUR	57	65,839	66,901	1,062	—
Expiring 09/17/25	MSI	EUR	6	7,168	7,341	173	—

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar,
Expiring 08/20/25	GSI	HKD	2,433	$314,205	$311,485	$—	$(2,720)
Expiring 08/20/25	GSI	HKD	475	60,788	60,794	6	—
Expiring 08/20/25	GSI	HKD	433	55,864	55,379	—	(485)
Hungarian Forint,
Expiring 07/22/25	MSI	HUF	126,677	350,694	372,944	22,250	—
Indian Rupee,
Expiring 08/29/25	HSBC	INR	153,628	1,784,500	1,787,407	2,907	—
Expiring 09/17/25	CITI	INR	412,526	4,787,019	4,795,654	8,635	—
Indonesian Rupiah,
Expiring 09/17/25	CITI	IDR	2,846,514	172,000	175,764	3,764	—
Expiring 09/17/25	HSBC	IDR	99,262,025	6,078,321	6,129,152	50,831	—
Expiring 09/17/25	HSBC	IDR	27,988,818	1,716,000	1,728,231	12,231	—
Israeli Shekel,
Expiring 07/16/25	MSI	ILS	609	165,333	180,906	15,573	—
Japanese Yen,
Expiring 07/22/25	BARC	JPY	180,884	1,280,897	1,259,358	—	(21,539)
Expiring 07/22/25	BNP	JPY	27,526	191,418	191,641	223	—
Expiring 07/22/25	BOA	JPY	44,537	308,000	310,080	2,080	—
Expiring 07/22/25	CITI	JPY	51,668	355,793	359,723	3,930	—
Expiring 07/22/25	GSI	JPY	48,953	334,000	340,826	6,826	—
Expiring 07/22/25	HSBC	JPY	82,146	576,000	571,920	—	(4,080)
Expiring 07/22/25	HSBC	JPY	40,203	280,160	279,901	—	(259)
Expiring 08/20/25	GSI	JPY	8,331	56,874	58,187	1,313	—
Expiring 08/20/25	MSI	JPY	80,510	560,045	562,323	2,278	—
Expiring 08/20/25	MSI	JPY	17,667	122,258	123,393	1,135	—
Expiring 08/20/25	MSI	JPY	1,855	12,822	12,956	134	—
Expiring 08/20/25	MSI	JPY	1,212	8,332	8,462	130	—
Mexican Peso,
Expiring 07/22/25	BNP	MXN	7,418	387,428	394,394	6,966	—
Expiring 07/22/25	HSBC	MXN	980	51,111	52,075	964	—
Expiring 07/22/25	MSI	MXN	4,085	212,506	217,192	4,686	—
Expiring 09/17/25	HSBC	MXN	36,733	1,890,464	1,941,345	50,881	—
New Taiwanese Dollar,
Expiring 09/17/25	MSI	TWD	55,107	1,908,000	1,929,039	21,039	—
New Zealand Dollar,
Expiring 07/16/25	MSI	NZD	87	50,037	52,998	2,961	—
Expiring 07/22/25	BNP	NZD	938	565,095	572,254	7,159	—
Expiring 07/22/25	MSI	NZD	584	354,161	356,263	2,102	—
Expiring 07/22/25	MSI	NZD	233	141,528	142,416	888	—
Expiring 07/22/25	MSI	NZD	115	68,205	69,904	1,699	—
Peruvian Nuevo Sol,
Expiring 09/17/25	CITI	PEN	2,607	723,000	734,245	11,245	—
Expiring 09/17/25	CITI	PEN	1,896	529,510	534,033	4,523	—
Expiring 09/17/25	CITI	PEN	1,004	278,355	282,786	4,431	—
Expiring 09/17/25	CITI	PEN	944	263,741	265,949	2,208	—
Expiring 09/17/25	CITI	PEN	859	240,661	242,065	1,404	—
Expiring 09/17/25	MSI	PEN	4,139	1,134,698	1,165,801	31,103	—
Philippine Peso,
Expiring 09/17/25	BOA	PHP	51,920	906,255	920,379	14,124	—
Expiring 09/17/25	BOA	PHP	41,355	719,250	733,099	13,849	—
Expiring 09/17/25	HSBC	PHP	156,614	2,798,680	2,776,265	—	(22,415)
Expiring 09/17/25	HSBC	PHP	72,202	1,251,495	1,279,905	28,410	—
Polish Zloty,
Expiring 07/22/25	HSBC	PLN	1,904	502,232	528,046	25,814	—
Expiring 07/22/25	HSBC	PLN	1,027	276,779	284,659	7,880	—

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 07/22/25	BNP	SGD	227	$177,771	$178,986	$1,215	$—
Expiring 08/20/25	CITI	SGD	393	302,650	310,179	7,529	—
Expiring 09/17/25	JPM	SGD	47	36,713	37,126	413	—
South African Rand,
Expiring 07/22/25	GSI	ZAR	22,723	1,260,535	1,281,270	20,735	—
Expiring 07/22/25	GSI	ZAR	7,994	450,297	450,786	489	—
Expiring 07/22/25	MSI	ZAR	3,780	212,506	213,160	654	—
Expiring 09/17/25	BARC	ZAR	33,278	1,866,581	1,868,967	2,386	—
South Korean Won,
Expiring 08/20/25	MSI	KRW	182,460	132,712	135,278	2,566	—
Expiring 09/17/25	CITI	KRW	3,902,396	2,873,000	2,898,213	25,213	—
Expiring 09/17/25	CITI	KRW	62,331	45,874	46,292	418	—
Swedish Krona,
Expiring 07/22/25	CITI	SEK	3,353	354,257	354,960	703	—
Expiring 07/22/25	MSI	SEK	558	58,874	59,029	155	—
Expiring 09/17/25	CITI	SEK	4,309	451,718	457,775	6,057	—
Expiring 09/17/25	MSI	SEK	490	51,352	52,039	687	—
Swiss Franc,
Expiring 07/22/25	GSI	CHF	286	353,660	361,700	8,040	—
Expiring 09/17/25	CITI	CHF	52	64,192	66,313	2,121	—
Expiring 09/17/25	GSI	CHF	953	1,174,231	1,212,838	38,607	—
Expiring 09/17/25	MSI	CHF	214	263,487	271,867	8,380	—
Expiring 09/17/25	MSI	CHF	110	135,947	139,879	3,932	—
Expiring 09/17/25	MSI	CHF	76	93,464	96,223	2,759	—
Expiring 09/17/25	MSI	CHF	2	2,100	2,163	63	—
Thai Baht,
Expiring 07/22/25	CITI	THB	5,722	176,729	176,303	—	(426)
Expiring 07/22/25	CITI	THB	3,707	113,757	114,224	467	—
Expiring 09/17/25	CITI	THB	15,826	485,000	489,709	4,709	—
Expiring 09/17/25	HSBC	THB	1,947	60,002	60,260	258	—
Turkish Lira,
Expiring 07/09/25	HSBC	TRY	117,115	2,874,176	2,919,049	44,873	—
Expiring 07/22/25	MSI	TRY	11,365	280,279	280,105	—	(174)
Expiring 07/23/25	HSBC	TRY	5,818	142,000	143,274	1,274	—
Expiring 07/23/25	UAG	TRY	31,794	776,500	782,914	6,414	—
Expiring 07/30/25	BARC	TRY	24,423	592,919	597,303	4,384	—
Expiring 12/22/25	MSI	TRY	13,293	282,511	287,321	4,810	—

				$98,619,825	$100,654,730	2,088,561	(53,656)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/16/25	MSI	AUD	139	$90,569	$91,707	$—	$(1,138)
Expiring 07/16/25	WBC	AUD	81	51,056	53,260	—	(2,204)
Expiring 07/16/25	WBC	AUD	31	20,108	20,671	—	(563)
Expiring 07/22/25	BNP	AUD	440	285,853	289,778	—	(3,925)
Expiring 07/22/25	CITI	AUD	544	356,254	358,070	—	(1,816)
Expiring 07/22/25	CITI	AUD	417	269,837	274,745	—	(4,908)
Expiring 07/22/25	CITI	AUD	103	67,080	67,976	—	(896)
Expiring 07/22/25	HSBC	AUD	1,390	901,741	915,447	—	(13,706)
Expiring 07/22/25	HSBC	AUD	109	70,765	71,719	—	(954)
Expiring 07/22/25	HSBC	AUD	40	25,948	26,105	—	(157)

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/22/25	HSBC	AUD	29	$18,696	$18,858	$—	$(162)
Expiring 07/22/25	JPM	AUD	1,818	1,156,827	1,197,344	—	(40,517)
Expiring 07/22/25	MSI	AUD	186	121,326	122,513	—	(1,187)
Expiring 07/22/25	MSI	AUD	49	32,086	32,411	—	(325)
Expiring 07/22/25	MSI	AUD	47	29,835	30,778	—	(943)
Expiring 07/22/25	MSI	AUD	31	19,832	20,176	—	(344)
Expiring 07/22/25	MSI	AUD	12	7,630	7,684	—	(54)
Brazilian Real,
Expiring 07/02/25	GSI	BRL	31,166	5,664,474	5,733,459	—	(68,985)
Expiring 07/02/25	HSBC	BRL	5,001	900,000	920,001	—	(20,001)
British Pound,
Expiring 07/22/25	BNP	GBP	5	6,906	6,983	—	(77)
Expiring 07/22/25	DB	GBP	7,340	9,711,380	10,076,350	—	(364,970)
Expiring 07/22/25	DB	GBP	1,666	2,204,082	2,286,915	—	(82,833)
Expiring 07/22/25	HSBC	GBP	3,867	5,230,118	5,307,977	—	(77,859)
Expiring 07/22/25	HSBC	GBP	1,496	2,020,365	2,053,765	—	(33,400)
Expiring 07/22/25	HSBC	GBP	65	87,904	88,944	—	(1,040)
Expiring 07/22/25	HSBC	GBP	10	13,594	13,734	—	(140)
Expiring 07/22/25	HSBC	GBP	2	2,426	2,453	—	(27)
Expiring 07/22/25	MSI	GBP	3	4,405	4,415	—	(10)
Expiring 09/17/25	GSI	GBP	524	708,068	720,180	—	(12,112)
Expiring 09/17/25	GSI	GBP	106	142,381	144,888	—	(2,507)
Expiring 09/17/25	MSI	GBP	176	236,653	241,983	—	(5,330)
Expiring 09/17/25	MSI	GBP	93	125,224	127,721	—	(2,497)
Expiring 09/17/25	MSI	GBP	38	50,471	51,501	—	(1,030)
Expiring 09/17/25	MSI	GBP	38	50,821	51,775	—	(954)
Expiring 09/17/25	MSI	GBP	17	23,398	23,896	—	(498)
Expiring 09/17/25	MSI	GBP	7	9,999	10,162	—	(163)
Expiring 09/17/25	MSI	GBP	4	4,851	4,944	—	(93)
Expiring 09/17/25	MSI	GBP	3	4,170	4,257	—	(87)
Expiring 09/17/25	WBC	GBP	43	57,522	58,504	—	(982)
Canadian Dollar,
Expiring 07/16/25	CITI	CAD	390	274,201	286,937	—	(12,736)
Expiring 07/16/25	MSI	CAD	6	4,326	4,410	—	(84)
Expiring 07/22/25	BNP	CAD	4,576	3,363,185	3,364,475	—	(1,290)
Expiring 07/22/25	BNP	CAD	1,599	1,177,464	1,175,544	1,920	—
Expiring 07/22/25	BNP	CAD	17	12,355	12,416	—	(61)
Expiring 07/22/25	HSBC	CAD	26	19,027	18,941	86	—
Expiring 07/22/25	MSI	CAD	118	86,169	86,688	—	(519)
Expiring 07/22/25	MSI	CAD	6	4,135	4,149	—	(14)
Expiring 07/22/25	MSI	CAD	4	3,071	3,087	—	(16)
Expiring 07/22/25	SSB	CAD	1,199	877,767	881,878	—	(4,111)
Expiring 07/22/25	TD	CAD	1,371	993,172	1,007,973	—	(14,801)
Chinese Renminbi,
Expiring 09/17/25	HSBC	CNH	73,806	10,351,712	10,375,696	—	(23,984)
Expiring 09/17/25	HSBC	CNH	47,927	6,722,002	6,737,576	—	(15,574)
Expiring 09/17/25	HSBC	CNH	5,047	707,000	709,483	—	(2,483)
Czech Koruna,
Expiring 07/22/25	CITI	CZK	49,841	2,269,154	2,376,163	—	(107,009)
Expiring 07/22/25	GSI	CZK	27,563	1,278,881	1,314,062	—	(35,181)
Expiring 07/22/25	MSI	CZK	21,179	944,000	1,009,703	—	(65,703)
Expiring 07/22/25	MSI	CZK	14,991	693,456	714,689	—	(21,233)
Euro,
Expiring 07/22/25	BNP	EUR	159	183,091	187,727	—	(4,636)
Expiring 07/22/25	CITI	EUR	1,854	2,124,533	2,187,740	—	(63,207)

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/22/25	CITI	EUR	356	$406,749	$420,507	$—	$(13,758)
Expiring 07/22/25	CITI	EUR	2	2,709	2,758	—	(49)
Expiring 07/22/25	GSI	EUR	356	399,000	420,480	—	(21,480)
Expiring 07/22/25	GSI	EUR	327	367,000	385,454	—	(18,454)
Expiring 07/22/25	HSBC	EUR	45,868	50,469,874	54,113,104	—	(3,643,230)
Expiring 07/22/25	HSBC	EUR	9,721	11,138,495	11,468,945	—	(330,450)
Expiring 07/22/25	HSBC	EUR	3,195	3,515,754	3,769,543	—	(253,789)
Expiring 07/22/25	HSBC	EUR	1,509	1,780,429	1,780,841	—	(412)
Expiring 07/22/25	HSBC	EUR	1,098	1,266,083	1,295,907	—	(29,824)
Expiring 07/22/25	HSBC	EUR	616	703,000	726,201	—	(23,201)
Expiring 07/22/25	HSBC	EUR	408	467,218	481,268	—	(14,050)
Expiring 07/22/25	HSBC	EUR	303	351,851	357,947	—	(6,096)
Expiring 07/22/25	HSBC	EUR	265	306,636	313,142	—	(6,506)
Expiring 07/22/25	HSBC	EUR	230	263,682	271,883	—	(8,201)
Expiring 07/22/25	HSBC	EUR	13	15,507	15,752	—	(245)
Expiring 07/22/25	HSBC	EUR	1	1,104	1,139	—	(35)
Expiring 07/22/25	JPM	EUR	2,011	2,362,663	2,373,017	—	(10,354)
Expiring 07/22/25	JPM	EUR	1,763	1,988,000	2,080,118	—	(92,118)
Expiring 07/22/25	JPM	EUR	1,074	1,242,310	1,267,417	—	(25,107)
Expiring 07/22/25	JPM	EUR	775	903,903	914,376	—	(10,473)
Expiring 07/22/25	JPM	EUR	386	453,673	455,661	—	(1,988)
Expiring 07/22/25	MSI	EUR	24,969	28,794,569	29,457,636	—	(663,067)
Expiring 07/22/25	MSI	EUR	4,288	4,814,609	5,058,805	—	(244,196)
Expiring 07/22/25	MSI	EUR	180	209,538	212,747	—	(3,209)
Expiring 07/22/25	MSI	EUR	101	118,932	119,712	—	(780)
Expiring 07/22/25	SSB	EUR	50,366	57,675,036	59,419,749	—	(1,744,713)
Expiring 07/22/25	SSB	EUR	3,508	4,016,963	4,138,479	—	(121,516)
Expiring 07/22/25	TD	EUR	49,879	57,004,244	58,845,342	—	(1,841,098)
Expiring 07/22/25	TD	EUR	3,508	4,008,998	4,138,479	—	(129,481)
Expiring 07/22/25	TD	EUR	601	686,074	708,604	—	(22,530)
Expiring 09/17/25	CITI	EUR	307	352,330	363,754	—	(11,424)
Expiring 09/17/25	GSI	EUR	63	72,251	74,598	—	(2,347)
Expiring 09/17/25	GSI	EUR	46	53,875	53,877	—	(2)
Expiring 09/17/25	MSI	EUR	178	206,198	211,243	—	(5,045)
Expiring 09/17/25	MSI	EUR	128	147,283	150,972	—	(3,689)
Expiring 09/17/25	MSI	EUR	102	117,662	120,541	—	(2,879)
Expiring 09/17/25	MSI	EUR	89	102,364	105,029	—	(2,665)
Expiring 09/17/25	MSI	EUR	88	101,365	103,845	—	(2,480)
Expiring 09/17/25	MSI	EUR	84	97,106	99,582	—	(2,476)
Expiring 09/17/25	MSI	EUR	69	79,526	81,229	—	(1,703)
Expiring 09/17/25	MSI	EUR	44	50,498	51,626	—	(1,128)
Expiring 09/17/25	MSI	EUR	43	50,033	51,153	—	(1,120)
Expiring 09/17/25	WBC	EUR	332	380,007	392,883	—	(12,876)
Expiring 09/17/25	WBC	EUR	93	106,193	109,647	—	(3,454)
Hungarian Forint,
Expiring 07/22/25	MSI	HUF	601,016	1,712,253	1,769,429	—	(57,176)
Indian Rupee,
Expiring 09/17/25	JPM	INR	195,454	2,244,000	2,272,165	—	(28,165)
Japanese Yen,
Expiring 07/22/25	BARC	JPY	40,002	283,270	278,507	4,763	—
Expiring 07/22/25	BNP	JPY	266,225	1,858,611	1,853,524	5,087	—
Expiring 07/22/25	BNP	JPY	25,297	176,729	176,126	603	—
Expiring 07/22/25	CITI	JPY	57,127	401,000	397,733	3,267	—
Expiring 07/22/25	CITI	JPY	51,032	353,139	355,297	—	(2,158)
Expiring 07/22/25	DB	JPY	55,757	394,000	388,196	5,804	—

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/22/25	GSI	JPY	51,327	$354,720	$357,355	$—	$(2,635)
Expiring 07/22/25	HSBC	JPY	121,483	843,636	845,796	—	(2,160)
Expiring 07/22/25	HSBC	JPY	849	5,909	5,908	1	—
Expiring 07/22/25	HSBC	JPY	159	1,105	1,107	—	(2)
Expiring 07/22/25	MSI	JPY	159	1,114	1,109	5	—
Expiring 08/20/25	GSI	JPY	10,734	74,906	74,969	—	(63)
Expiring 08/20/25	MSI	JPY	15,373	106,940	107,375	—	(435)
Expiring 08/20/25	WBC	JPY	11,502	79,730	80,339	—	(609)
Mexican Peso,
Expiring 07/22/25	CITI	MXN	3,349	175,892	178,046	—	(2,154)
Expiring 07/22/25	HSBC	MXN	16,744	875,383	890,172	—	(14,789)
Expiring 07/22/25	MSI	MXN	21,318	1,117,889	1,133,346	—	(15,457)
Expiring 09/17/25	BOA	MXN	12,811	659,400	677,090	—	(17,690)
Expiring 09/17/25	DB	MXN	12,797	659,400	676,344	—	(16,944)
Expiring 09/17/25	DB	MXN	10,860	565,200	573,933	—	(8,733)
Expiring 09/17/25	MSI	MXN	8,568	447,000	452,827	—	(5,827)
New Taiwanese Dollar,
Expiring 09/17/25	CA	TWD	186,952	6,359,451	6,544,333	—	(184,882)
Norwegian Krone,
Expiring 09/17/25	CITI	NOK	30	2,909	2,928	—	(19)
Expiring 09/17/25	MSI	NOK	264	26,038	26,205	—	(167)
Romanian Leu,
Expiring 07/22/25	BNP	RON	606	138,367	140,294	—	(1,927)
Singapore Dollar,
Expiring 07/22/25	HSBC	SGD	2,067	1,613,335	1,628,521	—	(15,186)
Expiring 09/17/25	BOA	SGD	4,768	3,735,727	3,771,153	—	(35,426)
Expiring 09/17/25	GSI	SGD	3,939	3,083,340	3,115,848	—	(32,508)
Expiring 09/17/25	MSI	SGD	1,954	1,518,660	1,545,194	—	(26,534)
South African Rand,
Expiring 07/22/25	GSI	ZAR	11,302	636,110	637,305	—	(1,195)
Expiring 09/17/25	GSI	ZAR	10,757	594,000	604,159	—	(10,159)
South Korean Won,
Expiring 08/20/25	GSI	KRW	107,236	76,146	79,507	—	(3,361)
Expiring 08/20/25	GSI	KRW	75,456	55,893	55,944	—	(51)
Expiring 09/17/25	MSI	KRW	8,310,844	6,180,031	6,172,259	7,772	—
Swiss Franc,
Expiring 07/22/25	MSI	CHF	1,583	1,953,767	2,000,401	—	(46,634)
Expiring 09/17/25	WBC	CHF	51	63,719	65,421	—	(1,702)
Thai Baht,
Expiring 07/22/25	CITI	THB	5,750	177,924	177,188	736	—
Expiring 07/22/25	GSI	THB	31,708	979,802	977,033	2,769	—
Expiring 07/22/25	MSI	THB	15,958	492,377	491,706	671	—
Expiring 09/17/25	HSBC	THB	169,783	5,253,833	5,253,792	41	—

				$346,857,305	$357,814,262	33,525	(10,990,482)

						$2,122,086	$(11,044,138)

Cross currency exchange contracts outstanding at June 30, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/22/25	Buy	AUD	541	CHF	288	$—	$(7,904)	GSI
07/22/25	Buy	CHF	288	EUR	308	1,706	—	GSI

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2025 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
07/22/25	Buy	EUR	76	HUF	30,474	$—	$(568)	RBC
07/22/25	Buy	EUR	295	JPY	47,234	18,590	—	MSI
07/22/25	Buy	EUR	308	CHF	288	—	(1,410)	BNP
07/22/25	Buy	EUR	356	SGD	522	8,341	—	HSBC
07/22/25	Buy	EUR	543	CHF	508	—	(1,144)	HSBC
07/22/25	Buy	EUR	1,060	PLN	4,532	—	(6,160)	CITI
07/22/25	Buy	GBP	76	SGD	132	267	—	HSBC
07/22/25	Buy	GBP	195	JPY	38,143	2,718	—	MSI
07/22/25	Buy	JPY	47,477	EUR	295	—	(16,903)	CITI
07/22/25	Buy	JPY	95,044	EUR	589	—	(33,177)	MSI
07/22/25	Buy	PLN	3,952	EUR	914	17,404	—	BNP
07/22/25	Buy	SEK	3,400	EUR	308	—	(3,043)	GSI

						$49,026	$(70,309)

Credit default swap agreements outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000	%(Q)	500	$79,794	$13	$79,781	MSI
Dominican Republic	06/20/30	1.000	%(Q)	500	17,697	13	17,684	MSI
Emirate of Abu Dhabi	06/20/30	1.000	%(Q)	500	(14,946)	13	(14,959)	MSI
Federal Republic of Nigeria	06/20/30	1.000	%(Q)	500	80,081	13	80,068	MSI
Federation of Malaysia	06/20/30	1.000	%(Q)	750	(18,642)	20	(18,662)	MSI
Federative Republic of Brazil	06/20/30	1.000	%(Q)	2,250	46,855	59	46,796	MSI
Kingdom of Bahrain	06/20/30	1.000	%(Q)	500	22,408	13	22,395	MSI
Kingdom of Morocco	06/20/30	1.000	%(Q)	500	(820)	13	(833)	MSI
Kingdom of Saudi Arabia	06/20/30	1.000	%(Q)	1,250	(18,310)	33	(18,343)	MSI
People’s Republic of China	06/20/30	1.000	%(Q)	2,250	(50,944)	59	(51,003)	MSI
Republic of Argentina	06/20/30	1.000	%(Q)	500	128,804	13	128,791	MSI
Republic of Chile	06/20/30	1.000	%(Q)	1,500	(32,401)	39	(32,440)	MSI
Republic of Colombia	06/20/30	1.000	%(Q)	1,750	89,789	46	89,743	MSI
Republic of Indonesia	06/20/30	1.000	%(Q)	2,000	(20,667)	53	(20,720)	MSI
Republic of Ivory Coast	06/20/30	1.000	%(Q)	500	59,823	13	59,810	MSI
Republic of Panama	06/20/30	1.000	%(Q)	500	19,251	13	19,238	MSI
Republic of Peru	06/20/30	1.000	%(Q)	750	(6,434)	20	(6,454)	MSI
Republic of Philippines	06/20/30	1.000	%(Q)	750	(12,557)	20	(12,577)	MSI
Republic of South Africa	06/20/30	1.000	%(Q)	2,250	84,846	59	84,787	MSI
Republic of Turkey	06/20/30	1.000	%(Q)	2,250	178,877	59	178,818	MSI
Sultanate of Oman	06/20/30	1.000	%(Q)	500	(401)	13	(414)	MSI
United Mexican States	06/20/30	1.000	%(Q)	2,250	6,716	59	6,657	MSI

					$638,819	$656	$638,163

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices - Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000	%(Q)	25,000	1.565%	$(612,069)	$(5,391)	$(606,678)	MSI

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000	%(Q)		415	$(9,573)	$(3,372)	$(6,201)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000	%(Q)		415	(9,406)	(2,942)	(6,464)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000	%(Q)		400	9,473	15,979	(6,506)	BARC
Kingdom of Morocco	12/20/27	1.000	%(Q)		270	(3,325)	3,590	(6,915)	BNP
Republic of Italy	12/20/27	1.000	%(Q)	EUR	1,370	(37,727)	(25,141)	(12,586)	BARC
Republic of South Africa	12/20/28	1.000	%(Q)		900	10,380	61,098	(50,718)	JPM
Republic of South Africa	12/20/28	1.000	%(Q)		600	6,920	39,863	(32,943)	MSI

						$(33,258)	$89,075	$(122,333)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Norway	12/20/25	—	%(Q)	420	0.042%	$(83)	$(98)	$15	BARC
People’s Republic of China	06/20/29	1.000	%(Q)	830	0.424%	17,969	8,196	9,773	JPM
Republic of Estonia	12/20/26	1.000	%(Q)	240	0.266%	2,613	669	1,944	JPM
Republic of France	06/20/34	0.250	%(Q)	465	0.608%	(12,534)	(9,196)	(3,338)	CITI
Republic of France	12/20/34	0.250	%(Q)	1,195	0.631%	(35,767)	(27,126)	(8,641)	BOA
Republic of France	12/20/34	0.250	%(Q)	470	0.631%	(14,067)	(14,510)	443	BOA
Republic of France	12/20/34	0.250	%(Q)	40	0.631%	(1,197)	(1,296)	99	BOA
Republic of Italy	12/20/34	1.000	%(Q)	185	0.924%	1,154	(1,089)	2,243	CITI
Republic of Italy	12/20/34	1.000	%(Q)	185	0.924%	1,154	(1,089)	2,243	CITI

						$(40,758)	$(45,539)	$4,781

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.44.V1	06/20/30	5.000	%(Q)	2,646	$(96,097)	$(203,079)	$(106,982)
CDX.NA.IG.44.V1	06/20/30	1.000	%(Q)	34,153	(607,001)	(766,843)	(159,842)

					$(703,098)	$(969,922)	$(266,824)

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.44.V1	06/20/30	1.000	%(Q)	14,020	0.510%	$292,902	$314,793	$21,891

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500%(M)	500	*	$(7,288)	$(12,360)	$5,072	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	480	*	(7,004)	(6,101)	(903)	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	600	*	548	712	(164)	GSI

					$(13,744)	$(17,749)	$4,005

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	455	12/03/28	2.650	%(S)	6 Month BBSW(2)(S)/3.775%	$(14,701)	$(8,157)	$6,544

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	910	12/03/32	2.850%(S)	6 Month BBSW(2)(S)/ 3.775%	$(44,442)	$(40,208)	$4,234
AUD	1,080	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 3.775%	(76,788)	(60,464)	16,324
AUD	340	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 3.775%	(21,493)	(21,375)	118
AUD	190	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 3.775%	(19,063)	(17,928)	1,135
CAD	740	12/03/26	3.850%(S)	1 Day CORRA(2)(S)/ 2.750%	(1,711)	11,030	12,741
CAD	995	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 2.750%	1,690	28,315	26,625
CAD	865	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.750%	(985)	27,703	28,688
CAD	100	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.750%	(1,320)	1,307	2,627
CHF	800	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ (0.032)%	—	(35,844)	(35,844)
CHF	250	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ (0.032)%	—	39,215	39,215
CHF	415	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.032)%	(30,329)	(39,029)	(8,700)
CHF	340	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.032)%	—	(4,717)	(4,717)
CHF	140	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.032)%	26,949	26,261	(688)
CLP	264,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(4,434)	(4,434)
CNH	10,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.300%	—	(1,666)	(1,666)
CNH	76,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	(93)	118,176	118,269
CNH	12,180	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	67,800	67,800
CNH	28,550	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	43,012	130,874	87,862
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	28,178	28,178
CNH	31,900	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	155,136	201,294	46,158
CNH	13,520	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	1,150	39,677	38,527
CNH	6,040	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	1,033	436	(597)
CNH	37,700	06/11/30	1.447%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	(9,291)	(9,291)
COP	851,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 8.729%	—	(29,186)	(29,186)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.480%	—	(13,832)	(13,832)
DKK	3,200	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.110%	(15,299)	(31,910)	(16,611)
EUR	1,840	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(26,532)	(26,532)
EUR	460	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(2,004)	(2,004)
EUR	2,265	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.921%	(56,105)	(76,800)	(20,695)
EUR	1,500	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.049%	—	66,864	66,864
EUR	1,827	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	21,918	21,918
EUR	1,169	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	10,946	10,946
EUR	45	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 1.921%	149	873	724
EUR	1,625	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.921%	42,416	44,028	1,612
EUR	1,075	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	(36,871)	(36,871)
EUR	925	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	207,368	207,368
EUR	925	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	—	(207,639)	(207,639)
EUR	2,243	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	490,211	490,211
EUR	2,243	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	—	(491,158)	(491,158)
EUR	2,165	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.049%	—	(799,244)	(799,244)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	185,642	185,642
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	—	(184,416)	(184,416)
EUR	960	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.049%	796	(16,281)	(17,077)
EUR	960	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	(442)	32,320	32,762
EUR	200	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(47,246)	(54,962)	(7,716)
EUR	1,050	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(259,158)	(353,200)	(94,042)
EUR	1,235	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.049%	(886)	85,036	85,922
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.217%	(65,128)	69,240	134,368
GBP	5,750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.217%	(79,656)	223,668	303,324
GBP	1,035	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.217%	(71,495)	(71,422)	73
GBP	2,405	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.217%	389,270	234,548	(154,722)
GBP	400	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 4.217%	(44,791)	(51,269)	(6,478)
GBP	2,500	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.217%	(192,636)	470,860	663,496
GBP	595	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.217%	(13,710)	112,064	125,774
GBP	3,995	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.217%	(730,465)	(1,016,239)	(285,774)
GBP	1,410	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.217%	388,430	398,218	9,788
GBP	895	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 4.217%	(47,153)	(42,315)	4,838
GBP	170	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	21,904	(82,919)	(104,823)
GBP	650	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.217%	310,954	349,160	38,206

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	305	05/08/44	3.950%(A)	1 Day SONIA(1)(A)/ 4.217%	$9,648	$23,307	$13,659
GBP	230	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 4.217%	13,236	18,972	5,736
GBP	3,880	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	632,999	(2,333,687)	(2,966,686)
GBP	305	05/08/52	1.250%(A)	1 Day SONIA(1)(A)/ 4.217%	44,587	212,929	168,342
GBP	165	05/08/55	3.900%(A)	1 Day SONIA(2)(A)/ 4.217%	(11,794)	(20,819)	(9,025)
HUF	100,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.500%	—	(51,544)	(51,544)
ILS	1,415	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.500%	422	2,674	2,252
JPY	225,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(258)	(8,257)	(7,999)
JPY	160,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(3,752)	(11,587)	(7,835)
JPY	150,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.477%	15,106	20,110	5,004
JPY	475,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.477%	(17,152)	(9,584)	7,568
JPY	189,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.477%	—	5,853	5,853
JPY	640,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(60,967)	(128,668)	(67,701)
JPY	131,500	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(15,414)	(15,414)
JPY	220,000	07/08/29	0.650%(A)	1 Day TONAR(2)(A)/ 0.477%	(8,324)	(7,308)	1,016
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.477%	28,861	30,540	1,679
JPY	502,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.477%	7,103	(205,742)	(212,845)
JPY	80,000	07/08/31	0.800%(A)	1 Day TONAR(1)(A)/ 0.477%	2,458	2,420	(38)
JPY	19,935	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.477%	6,247	9,399	3,152
JPY	215,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.477%	(19,360)	(2,909)	16,451
JPY	15,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(3,895)	(8,037)	(4,142)
JPY	55,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(26,357)	(35,570)	(9,213)
JPY	100,000	07/08/34	1.050%(A)	1 Day TONAR(2)(A)/ 0.477%	6,511	(422)	(6,933)
JPY	273,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	5,829	(203,983)	(209,812)
JPY	25,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.477%	(21,132)	(25,975)	(4,843)
JPY	60,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.477%	(11,857)	(5,879)	5,978
JPY	361,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.477%	9,143	(509,577)	(518,720)
JPY	15,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.477%	(17,571)	(24,728)	(7,157)
JPY	85,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.477%	(29,792)	(22,115)	7,677
JPY	75,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.477%	8,850	(147,248)	(156,098)
JPY	30,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(40,085)	(61,886)	(21,801)
JPY	30,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(43,357)	(65,499)	(22,142)
JPY	90,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.477%	(221)	34,009	34,230
JPY	330,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	36,498	(786,955)	(823,453)
JPY	60,000	07/08/52	0.450%(A)	1 Day TONAR(1)(A)/ 0.477%	74,035	148,712	74,677
JPY	25,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.477%	—	38,819	38,819
JPY	100,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.477%	8,802	(55,249)	(64,051)
KRW	120,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	—	1,850	1,850
KRW	2,410,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	—	(87,413)	(87,413)
KRW	816,265	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	(6,414)	25,426	31,840
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	—	7,426	7,426
KRW	979,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	2,916	32,617	29,701
KRW	1,236,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	44,312	47,411	3,099
MXN	5,000	12/24/25	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	322	(2,061)	(2,383)
MXN	2,380	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	71	153	82
MXN	5,000	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	—	(6,017)	(6,017)
MXN	2,380	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	—	814	814
NOK	1,975	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.370%	—	(25,114)	(25,114)
NZD	695	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 3.290%	—	(41,570)	(41,570)
PLN	1,560	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)/ 5.040%	—	(63,010)	(63,010)
SEK	4,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 2.127%	—	(41,212)	(41,212)
SGD	600	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.560%	(1,559)	(18,795)	(17,236)
THB	22,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	(1,068)	(1,068)
THB	9,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	34,355	34,355
THB	8,370	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	28,575	28,575
THB	5,700	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	9,686	9,686
THB	12,375	09/10/35	2.400%(Q)	1 Day THOR(2)(Q)/ 1.739%	25,883	29,680	3,797
TWD	35,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	3,868	3,868
	52,095	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.450%	716	(116,908)	(117,624)

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
40,260	08/31/25	4.805	%(A)	1 Day SOFR(1)(A)/ 4.450%	$—	$(90,029)	$(90,029)
4,335	11/12/25	4.200	%(T)	1 Day SOFR(1)(T)/ 4.450%	1,511	8,993	7,482
2,010	04/23/26	4.861	%(A)	1 Day SOFR(2)(A)/ 4.450%	—	15,728	15,728
35,000	05/11/26	4.750	%(A)	1 Day SOFR(2)(A)/ 4.450%	147,840	251,677	103,837
66,340	05/17/26	4.669	%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(437,669)	(437,669)
8,465	09/25/26	4.699	%(A)	1 Day SOFR(1)(A)/ 4.450%	1,566	(106,918)	(108,484)
3,315	09/25/26	4.699	%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(41,870)	(41,870)
28,140	05/13/27	4.497	%(A)	1 Day SOFR(2)(A)/ 4.450%	6,533	497,331	490,798
3,330	08/15/28	1.220	%(A)	1 Day SOFR(1)(A)/ 4.450%	—	316,164	316,164
1,810	09/28/28	4.396	%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(53,098)	(53,098)
1,730	11/07/28	4.223	%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(42,259)	(42,259)
17,515	05/13/29	4.253	%(A)	1 Day SOFR(1)(A)/ 4.450%	(18,623)	(538,955)	(520,332)
850	05/17/29	4.143	%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(22,711)	(22,711)
400	02/22/32	3.989	%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(10,665)	(10,665)
630	03/28/32	3.841	%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(11,242)	(11,242)
460	12/10/34	3.911	%(A)	1 Day SOFR(2)(A)/ 4.450%	—	7,754	7,754
2,235	08/15/39	3.771	%(A)	1 Day SOFR(2)(A)/ 4.450%	—	(40,280)	(40,280)
17,820	12/20/44	3.995	%(A)	1 Day SOFR(2)(A)/ 4.450%	—	36,386	36,386
845	05/11/45	4.000	%(A)	1 Day SOFR(2)(A)/ 4.450%	(35,847)	3,580	39,427
770	05/11/49	1.350	%(A)	1 Day SOFR(2)(A)/ 4.450%	(300,510)	(315,769)	(15,259)
10,980	12/16/49	3.805	%(A)	1 Day SOFR(2)(A)/ 4.450%	(77,640)	(304,770)	(227,130)
220	04/30/54	4.027	%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(3,807)	(3,807)
420	05/10/54	3.850	%(A)	1 Day SOFR(2)(A)/ 4.450%	(2,393)	(5,611)	(3,218)
2,590	05/11/54	1.350	%(A)	1 Day SOFR(1)(A)/ 4.450%	1,182,250	1,162,821	(19,429)
710	05/11/54	1.350	%(A)	1 Day SOFR(1)(A)/ 4.450%	311,266	318,766	7,500
3,975	12/14/54	3.136	%(A)	1 Day SOFR(1)(A)/ 4.450%	16,380	91,850	75,470
13,760	12/14/54	3.136	%(A)	1 Day SOFR(1)(A)/ 4.450%	201,236	317,950	116,714
400	12/15/54	3.638	%(A)	1 Day SOFR(1)(A)/ 4.450%	—	18,657	18,657
9,720	12/16/54	3.719	%(A)	1 Day SOFR(1)(A)/ 4.450%	75,344	372,715	297,371
13,585	12/20/54	3.825	%(A)	1 Day SOFR(1)(A)/ 4.450%	—	259,924	259,924
1,035	05/11/55	3.850	%(A)	1 Day SOFR(1)(A)/ 4.450%	46,537	12,040	(34,497)
455	05/10/74	3.420	%(A)	1 Day SOFR(1)(A)/ 4.450%	4,698	24,827	20,129
690	05/11/74	1.950	%(A)	1 Day SOFR(1)(A)/ 4.450%	3,109	26,310	23,201

					$1,771,759	$(2,772,467)	$(4,544,226)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	3,298	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/0.055%	$(24,278)	$—	$(24,278)	GSI
BRL	3,298	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/0.055%	29,490	—	29,490	GSI
CNH	1,200	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.300%	8,655	—	8,655	MSI
CNH	700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.300%	5,184	—	5,184	MSI
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/3.500%	(15,878)	(36)	(15,842)	HSBC
MYR	1,505	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/3.500%	7,648	—	7,648	JPM

					$10,821	$(36)	$10,857

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Total return swap agreements outstanding at June 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 4.315%	BOA	03/31/26	4,647	$(552)	$—	$(552)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(19,993)	61,565	—	61,565
U.S. Treasury Bond(T)	1 Day USOIS +24bps(T)/ 4.570%	JPM	08/13/25	1,095	11,783	—	11,783
U.S. Treasury Bond(T)	1 Day USOIS -30bps(T)/ 4.030%	JPM	09/03/25	3,555	92,348	—	92,348
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	JPM	11/06/25	14,400	121,862	—	121,862
U.S. Treasury Bond(T)	1 Day USOIS +19.5bps(T)/ 4.525%	CITI	12/12/25	25,820	367,409	—	367,409

					$654,415	$—	$654,415

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$130,763	$(109,747)	$1,542,344	$(959,134)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$3,510,162
GS	597,000	11,492,616
MLC	—	8,201,858

Total	$597,000	$23,204,636

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$214,459,750	$—	$—
Fixed Income	978,239,666	—	—
International Equity	20,436,473	—	—
Common Stocks	376,938,460	139,387,134	—	**
Preferred Stocks	—	329,134	—
Unaffiliated Exchange-Traded Funds	332,577,500	—	—
Warrants	—	7,114	—
Asset-Backed Securities
Automobiles	—	2,667,534	—
Collateralized Loan Obligations.	—	300,758,260	—
Consumer Loans	—	1,873,393	—
Credit Cards	—	690,984	—
Home Equity Loans.	—	749,220	—
Other	—	263,193	—
Residential Mortgage-Backed Securities	—	68,684	—
Student Loans	—	137,150	—
Commercial Mortgage-Backed Securities	—	24,357,936	—
Corporate Bonds	—	222,368,298	—
Floating Rate and Other Loans	—	12,718,873	—
Residential Mortgage-Backed Securities	—	1,549,841	—
Sovereign Bonds	—	99,199,361	—
U.S. Government Agency Obligations	—	22,826,070	—
U.S. Treasury Obligations	—	120,830,020	—
Short-Term Investments
Affiliated Mutual Funds	317,751,680	—	—
U.S. Treasury Obligation	—	11,987,987	—
Options Purchased	5,095	130,179	—

Total	$2,240,408,624	$962,900,365	$—	**

Liabilities
Options Written	$(26,863)	$(561,981)	$—

Other Financial Instruments*
Assets
Futures Contracts	$11,463,883	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,122,086	—
OTC Cross Currency Exchange Contracts	—	49,026	—
OTC Packaged Credit Default Swap Agreements	—	814,941	—
Centrally Cleared Credit Default Swap Agreement.	—	21,891	—
OTC Credit Default Swap Agreements.	—	50,211	—
Centrally Cleared Interest Rate Swap Agreements	—	5,292,609	—
OTC Interest Rate Swap Agreements	—	50,977	—
OTC Total Return Swap Agreements	—	654,967	—

Total	$11,463,883	$9,056,708	$—

Liabilities
Futures Contracts	$(2,691,890)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(11,044,138)	—
OTC Cross Currency Exchange Contracts	—	(70,309)	—
OTC Packaged Credit Default Swap Agreements	—	(788,191)	—
Centrally Cleared Credit Default Swap Agreements.	—	(266,824)	—
OTC Credit Default Swap Agreements.	—	(137,971)	—
Centrally Cleared Interest Rate Swap Agreements	—	(9,836,835)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Interest Rate Swap Agreements	$—	$(40,156)	$—
OTC Total Return Swap Agreement	—	(552)	—

Total	$(2,691,890)	$(22,184,976)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	48.3%
Unaffiliated Exchange-Traded Funds	10.5
Collateralized Loan Obligations	9.5
U.S. Treasury Obligations	4.2
Sovereign Bonds	3.1
Banks	2.4
Semiconductors & Semiconductor Equipment	1.5
Software	1.4
Pharmaceuticals	0.9
Commercial Mortgage-Backed Securities	0.8
Interactive Media & Services	0.7
U.S. Government Agency Obligations	0.7
Insurance	0.7
Technology Hardware, Storage & Peripherals	0.6
Capital Markets	0.6
Electric	0.6
Telecommunications	0.6
Aerospace & Defense	0.6
Oil, Gas & Consumable Fuels	0.5
Financial Services	0.5
Broadline Retail	0.5
Media	0.5
Entertainment	0.4
Automobiles	0.4
Real Estate Investment Trusts (REITs)	0.4
Foods	0.4
Retail	0.3
Hotels, Restaurants & Leisure	0.3
Health Care Equipment & Supplies	0.3
Machinery	0.3
Specialty Retail	0.3
Consumer Staples Distribution & Retail	0.3
Oil & Gas	0.3
Commercial Services	0.3
Biotechnology	0.3
Electrical Equipment	0.3
Health Care Providers & Services	0.3
Pipelines	0.3
Electric Utilities	0.2
Chemicals	0.2
Home Builders	0.2
IT Services	0.2
Diversified Financial Services	0.2
Real Estate	0.2

Food Products	0.2%
Auto Manufacturers	0.2
Trading Companies & Distributors	0.2
Diversified Telecommunication Services	0.2
Ground Transportation	0.2
Beverages	0.2
Building Products	0.2
Metals & Mining	0.2
Multi-Utilities	0.1
Consumer Finance	0.1
Industrial Conglomerates	0.1
Tobacco	0.1
Building Materials	0.1
Communications Equipment	0.1
Professional Services	0.1
Household Products	0.1
Textiles, Apparel & Luxury Goods	0.1
Healthcare-Services	0.1
Specialized REITs	0.1
Auto Parts & Equipment	0.1
Construction Materials	0.1
Electronic Equipment, Instruments & Components	0.1
Life Sciences Tools & Services	0.1
Healthcare-Products	0.1
Apparel	0.1
Transportation	0.1
Holding Companies-Diversified	0.1
Household Durables	0.1
Lodging	0.1
Wireless Telecommunication Services	0.1
Mining	0.1
Commercial Services & Supplies	0.1
Air Freight & Logistics	0.1
Airlines	0.1
Real Estate Management & Development	0.1
Construction & Engineering	0.1
Consumer Loans	0.1
Personal Care Products	0.1
Industrial REITs	0.1
Computers	0.1
Leisure Time	0.1
Residential Mortgage-Backed Securities	0.0	*
Multi-National	0.0	*
Energy Equipment & Services	0.0	*
Automobile Components	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Packaging & Containers	0.0*%
Electrical Components & Equipment	0.0*
Passenger Airlines	0.0*
Housewares	0.0*
Semiconductors	0.0*
Independent Power & Renewable Electricity Producers	0.0*
Engineering & Construction	0.0*
Electronics	0.0*
Health Care REITs	0.0*
Retail REITs	0.0*
Gas	0.0*
Gas Utilities	0.0*
Investment Companies	0.0*
Water Utilities	0.0*
Marine Transportation	0.0*
Home Equity Loans	0.0*
Miscellaneous Manufacturing	0.0*
Credit Cards	0.0*
Agriculture	0.0*
Iron/Steel	0.0*
Internet	0.0*
Diversified REITs	0.0*
Machinery-Diversified	0.0*

Residential REITs	0.0	*%
Health Care Technology	0.0	*
Trucking & Leasing	0.0	*
Savings & Loans	0.0	*
Diversified Consumer Services	0.0	*
Containers & Packaging	0.0	*
Other	0.0	*
Environmental Control	0.0	*
Transportation Infrastructure	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Student Loans	0.0	*
Options Purchased	0.0	*
Distributors	0.0	*
Leisure Products	0.0	*
Office REITs	0.0	*

	101.0
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.0)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$552
Credit contracts	Due from/to broker-variation margin swaps	21,891	*	Due from/to broker-variation margin swaps	266,824	*
Credit contracts	Premiums paid for OTC swap agreements	130,763		Premiums received for OTC swap agreements	109,711
Credit contracts	Unaffiliated investments	36,417		Options written outstanding, at value	81,770
Credit contracts	Unrealized appreciation on OTC swap agreements	836,400		Unrealized depreciation on OTC swap agreements	918,462
Equity contracts	Due from/to broker-variation margin futures	2,641,719	*	—	—
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	1,663,356	*
Foreign exchange contracts	Unaffiliated investments	72,713		Options written outstanding, at value	465,048
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	49,026		Unrealized depreciation on OTC cross currency exchange contracts	70,309
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,122,086		Unrealized depreciation on OTC forward foreign currency exchange contracts	11,044,138

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$8,822,164	*	Due from/to broker-variation margin futures	$1,028,534	*
Interest rate contracts	Due from/to broker-variation margin swaps	5,292,609	*	Due from/to broker-variation margin swaps	9,836,835	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	36
Interest rate contracts	Unaffiliated investments	26,144		Options written outstanding, at value	42,026
Interest rate contracts	Unrealized appreciation on OTC swap agreements	705,944		Unrealized depreciation on OTC swap agreements	40,120

		$20,757,876			$25,567,721

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$—	$—	$(204,104)
Credit contracts	(104,570)	241,729	—	—	(301,628)
Equity contracts	—	—	(2,089,415)	—	—
Foreign exchange contracts	(101,258)	715,290	(4,054,040)	(9,019,615)	—
Interest rate contracts	1,735	40,115	(2,626,268)	—	305,685

Total	$(204,093)	$997,134	$(8,769,723)	$(9,019,615)	$(200,047)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$—	$—	$(552)
Credit contracts	23,286	(32,037)	—	—	(136,368)
Equity contracts	—	—	5,978,132	—	—
Foreign exchange contracts	(23,151)	(148,842)	(2,630,741)	(17,197,876)	—
Interest rate contracts	(52,325)	106,108	14,142,967	—	(876,909)

Total	$(52,190)	$(74,771)	$17,490,358	$(17,197,876)	$(1,013,829)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$153,691
Options Written (2)	236,846,496
Futures Contracts - Long Positions (2)	719,970,888

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (2)	$132,898,107
Forward Foreign Currency Exchange Contracts - Purchased (3)	83,782,776
Forward Foreign Currency Exchange Contracts - Sold (3)	305,958,342
Cross Currency Exchange Contracts (4)	3,405,268
Interest Rate Swap Agreements (2)	658,577,557
Credit Default Swap Agreements - Buy Protection (2)	57,908,283
Credit Default Swap Agreements - Sell Protection (2)	59,430,903
Total Return Swap Agreements (2)	66,858,409

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$22,455,816	$(22,455,816)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$318,347	$(65,870)	$252,477	$(176,449)	$76,028
BNP(4)	22,914	(11,551)	11,363	—	11,363
BNP(6)	21,380	(8,690)	12,690	—	12,690
BOA(3)	—	(552)	(552)	552	—
BOA(4)	45,213	(104,689)	(59,476)	—	(59,476)
CA(4)	—	(184,882)	(184,882)	—	(184,882)
CITI(4)	547,363	(210,017)	337,346	(215,043)	122,303
CITI(5)	18,422	(24,179)	(5,757)	—	(5,757)
CITI(6)	8,592	(75,614)	(67,022)	—	(67,022)
DB(4)	82,571	(509,983)	(427,412)	427,412	—
GSI(4)	468,551	(177,976)	290,575	(290,575)	—
GSI(5)	39,926	(23,648)	16,278	—	16,278
GSI(6)	46,750	(49,958)	(3,208)	—	(3,208)
HSBC(4)	454,287	(4,083,477)	(3,629,190)	3,616,823	(12,367)
HSBC(6)	20,056	(497,962)	(477,906)	—	(477,906)
JPM(4)	391,700	(460,936)	(69,236)	69,236	—
MSI(4)	1,364,120	(1,507,314)	(143,194)	143,087	(107)
MSI(5)	65,611	(34,541)	31,070	—	31,070
MSI(6)	48,228	(812,262)	(764,034)	—	(764,034)
RBC(6)	—	(568)	(568)	—	(568)
SSB(4)	246	(1,870,340)	(1,870,094)	1,513,259	(356,835)
TD(4)	—	(2,007,910)	(2,007,910)	1,844,341	(163,569)
UAG(4)	6,414	—	6,414	—	6,414
WBC(5)	3,707	(22,390)	(18,683)	—	(18,683)

	$3,974,398	$(12,745,309)	$(8,770,911)	$6,932,643	$(1,838,268)

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	PGIM Fixed Income
(5)	Putnam
(6)	J.P. Morgan

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $22,455,816:
Unaffiliated investments (cost $1,554,126,157)	$1,672,421,420
Affiliated investments (cost $1,380,515,692)	1,530,887,569
Cash	8,447
Foreign currency, at value (cost $1,786,998)	1,807,578
Receivable for investments sold	9,456,437
Dividends and interest receivable	8,873,820
Receivable for Portfolio shares sold	7,086,505
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,122,086
Unrealized appreciation on OTC swap agreements	1,542,344
Due from broker-variation margin futures	1,444,348
Tax reclaim receivable	1,413,555
Deposit with broker for centrally cleared/exchange-traded derivatives	597,000
Premiums paid for OTC swap agreements	130,763
Unrealized appreciation on OTC cross currency exchange contracts	49,026
Receivable from affiliate	5,016
Prepaid expenses and other assets	7,418

Total Assets	3,237,853,332

LIABILITIES
Payable for investments purchased	29,750,134
Payable to broker for collateral for securities on loan	22,891,130
Unrealized depreciation on OTC forward foreign currency exchange contracts	11,044,138
Unrealized depreciation on OTC swap agreements	959,134
Management fee payable.	666,156
Accrued expenses and other liabilities	651,063
Options written outstanding, at value (premiums received $482,642)	588,844
Payable to affiliate	386,608
Distribution fee payable	121,473
Premiums received for OTC swap agreements	109,747
Due to broker-variation margin swaps	77,474
Unrealized depreciation on OTC cross currency exchange contracts	70,309
Trustees’ fees payable	3,198
Payable for Portfolio shares purchased	2,904
Affiliated transfer agent fee payable	956

Total Liabilities	67,323,268

NET ASSETS	$3,170,530,064

Net assets were comprised of:
Partners’ Equity	$3,170,530,064

Net asset value and redemption price per share, $3,170,530,064 / 141,337,046 outstanding shares of beneficial interest	$22.43

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $5,047 foreign withholding tax)	$19,054,615
Unaffiliated dividend income (net of $330,998 foreign withholding tax, of which $40,206 is reimbursable by an affiliate)	7,784,715
Affiliated dividend income	7,037,964
Income from securities lending, net (including affiliated income of $12,313)	13,480

Total income	33,890,774

EXPENSES
Management fee	9,163,068
Distribution fee	3,919,763
Custodian and accounting fees	392,034
Audit fee	56,719
Trustees’ fees	32,138
Professional fees	28,546
Shareholders’ reports	8,539
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,551
Miscellaneous	63,891

Total expenses	13,669,249
Less: Fee waiver and/or expense reimbursement	(741,348)
Distribution fee waiver	(210,749)

Net expenses	12,717,152

NET INVESTMENT INCOME (LOSS)	21,173,622

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $27,637,174) (net of foreign capital gains taxes $4,015)	56,386,455
Futures transactions	(8,769,723)
Forward and cross currency contract transactions	(9,019,615)
Options written transactions	997,134
Swap agreements transactions	(200,047)
Foreign currency transactions	(836,290)

38,557,914

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $25,647,781) (net of change in foreign capital gains taxes $(1,004))	97,737,408
Futures	17,490,358
Forward and cross currency contracts	(17,197,876)
Options written	(74,771)
Swap agreements	(1,013,829)
Foreign currencies	623,317

97,564,607

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	136,122,521

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$157,296,143

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$21,173,622	$57,416,848
Net realized gain (loss) on investment and foreign currency transactions	38,557,914	173,255,712
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	97,564,607	31,103,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	157,296,143	261,775,615

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,375,540 and 10,646,838 shares, respectively]	159,181,359	220,238,557
Portfolio shares purchased [22,191,162 and 37,543,485 shares, respectively]	(468,476,948)	(773,391,054)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(309,295,589)	(553,152,497)

TOTAL INCREASE (DECREASE)	(151,999,446)	(291,376,882)
NET ASSETS:
Beginning of period	3,322,529,510	3,613,906,392

End of period.	$3,170,530,064	$3,322,529,510

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$21.28		$19.74	$17.66	$20.93	$19.70	$18.06

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.34	0.34	0.21	0.02	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.01		1.20	1.74	(3.48)	1.21	1.65

Total from investment operations	1.15		1.54	2.08	(3.27)	1.23	1.64

Net Asset Value, end of period	$22.43		$21.28	$19.74	$17.66	$20.93	$19.70

Total Return(b)	5.40%		7.80%	11.78%	(15.62)%	6.24%	9.08%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,171		$3,323	$3,614	$3,554	$6,028	$6,487
Average net assets (in millions)	$3,162		$3,526	$3,518	$4,535	$6,263	$6,109
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.81	%(d)	0.83%	0.84%	0.82%	0.45%	0.16%
Expenses before waivers and/or expense reimbursement	0.87	%(d)	0.91%	0.91%	0.90%	0.57%	0.16%
Net investment income (loss)	1.35	%(d)	1.63%	1.84%	1.12%	0.10%	(0.08)%
Portfolio turnover rate(e)(f)	27%		70%	85%	69%	79%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of June 30, 2025 consisted of 34 separate portfolios. The information presented in these financial statements pertains only to the 4 Portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.
AST Multi-Asset Diversified Portfolio (“Multi-Asset Diversified”) formerly known as AST Advanced Strategies Portfolio	High level of absolute return by
using traditional and
non-traditional investment
strategies and by investing in
domestic and foreign equity and
fixed income securities, derivative
instruments and other investment
companies.
AST PGIM Aggressive Multi-Asset Portfolio (“PGIM Aggressive Multi-Asset”) formerly known as AST Prudential Growth Allocation Portfolio	Total return.
AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

The Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Portfolios, as listed in the Portfolios’ Statement of Additional Information, act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in

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accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”) and/or AST Investment Services, Inc., the co-managers of the Portfolio, as applicable (collectively, the “Investment Manager” or “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

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Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

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Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates.

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Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

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Currency Swaps: Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of each Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolio to cover each Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the

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U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The

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Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the “Code”) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
Balanced Asset Allocation	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); J.P. Morgan Investment Management, Inc. (“J.P. Morgan”); PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Limited; PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); Putnam Investment Management LLC (“Putnam”)
Multi-Asset Diversified	Jennison; J.P. Morgan; PFI; PGIM Quantitative Solutions; PGIM Real Estate (a business unit of PGIM, Inc.); Putnam
PGIM Aggressive Multi-Asset	Jennison; PFI; PGIM Limited; PGIM Quantitative Solutions; PGIM Real Estate
Preservation Asset Allocation	J.P. Morgan; Jennison; PFI; PGIM Limited; PGIM Quantitative Solutions; Putnam

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at

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the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Balanced Asset Allocation#	0.6225% first $15 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.58%	0.52%
Multi-Asset Diversified	0.6125% first $10 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.61%	0.52%
PGIM Aggressive Multi-Asset	0.6425% first $6 billion; 0.6125% on next $4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.62%	0.62%
Preservation Asset Allocation#	0.6225% first $15 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.58%	0.54%

Portfolio	Fee Waivers and/or Expense Limitations(1)
Multi-Asset Diversified	contractually waive 0.05% through June 30, 2026

(1)

For Balanced Asset Allocation, Multi-Asset Diversified and Preservation Asset Allocation, the Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolios’ investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolios’ investment in any fund managed or subadvised by the Subadviser.

#	Management fees are calculated based on an aggregation of net assets of Aggressive Asset Allocation, Balanced Asset Allocation, Multi-Asset Diversified Plus and Preservation Asset Allocation.

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The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios. The 12b-1 fee is waived for the assets of Balanced Asset Allocation, Multi-Asset Diversified and Preservation Asset Allocation Portfolios, that are invested in other Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2025, brokerage commissions recaptured under these agreements was as follows:

Portfolio	Amount
Balanced Asset Allocation	$5,292
Multi-Asset Diversified	377
PGIM Aggressive Multi-Asset	15,709
Preservation Asset Allocation	306

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM Limited, PGIM, Inc., PGIM Real Estate and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the PGIM Core Government Money Market Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the PGIM Core Government Money Market Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2025, no Rule 17a-7 transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income

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event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments
Balanced Asset Allocation	$461,574
Multi-Asset Diversified	184,700
PGIM Aggressive Multi-Asset	325,674
Preservation Asset Allocation	40,206

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments
Balanced Asset Allocation	$716,929
Multi-Asset Diversified	349,718
PGIM Aggressive Multi-Asset	574,487
Preservation Asset Allocation	63,671

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2025, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Balanced Asset Allocation	$6,582,354,285	$7,409,336,984
Multi-Asset Diversified	1,627,124,129	1,964,181,767
PGIM Aggressive Multi-Asset	4,925,739,030	6,166,485,467
Preservation Asset Allocation	640,977,333	870,585,426

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2025, is presented as follows:

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Balanced Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Funds(wa):

AST Large-Cap Growth Portfolio*
$1,624,867,938	$ —	$ 292,000,000	$(43,798,166)	$102,487,472	$1,391,557,244	13,806,501	$ —		$—

AST Large-Cap Value Portfolio*
615,333,318	—	108,000,000	(10,005,972)	31,931,918	529,259,264	9,612,409	—		—

AST PGIM Fixed Income Central Portfolio*
4,257,580,120	189,554,620	585,419,212	107,124,441	66,127,657	4,034,967,626	350,561,914	—		—

AST Small-Cap Equity Portfolio*
434,439,986	—	44,000,000	(11,759,000)	3,121,478	381,802,464	4,874,904	—		—

PGIM Global Real Estate Fund
36,882,757	26,585,072	62,633,000	1,781,768	(700,180)	1,916,417	93,712	83,072		—

PGIM Jennison Emerging Markets Equity Opportunities Fund
27,963,262	20,690,000	44,175,000	1,194,420	(725,312)	4,947,370	258,754	—		—

PGIM Jennison Natural Resources Fund
—	45,030,000	22,285,000	1,384,788	1,091,510	25,221,298	416,743	—		—

PSF PGIM High Yield Bond Portfolio*
76,282,001	120,041,000	95,605,000	1,125,253	701,204	102,544,458	13,618,122	—		—
$7,073,349,382	$ 401,900,692	$1,254,117,212	$47,047,532	$204,035,747	$6,472,216,141		$ 83,072		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wa)
—	148,033	148,032	—	—	1	1	18		—

PGIM Core Ultra Short Bond Fund(wa)
2,610,885,565	5,043,915,654	5,363,904,651	—	—	2,290,896,568	2,290,896,568	51,268,547		—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wa)
239,766,356	1,410,148,956	1,452,194,018	88	(34,312)	197,687,070	197,825,547	193,294	(1)	—
$2,850,651,921	$6,454,212,643	$6,816,246,701	$88	$(34,312)	$2,488,583,639		$51,461,859		$—
$9,924,001,303	$6,856,113,335	$8,070,363,913	$47,047,620	$204,001,435	$8,960,799,780		$51,544,931		$—

Multi-Asset Diversified

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Funds(wa):

AST Large-Cap Growth Portfolio*
$ 167,246,950	$8,860,000	$12,749,000	$8,055,292	$3,528,503	$174,941,745	1,735,705	$—	$—

AST Large-Cap Value Portfolio*
150,461,229	7,245,701	14,604,000	4,839,958	1,948,992	149,891,880	2,722,337	—	—

AST PGIM Fixed Income Central Portfolio*
655,740,456	4,119,316	159,710,739	6,527,454	17,456,221	524,132,708	45,537,160	—	—

AST Small-Cap Equity Portfolio*
87,047,850	235,570	15,750,490	(3,962,579)	2,114,529	69,684,880	889,746	—	—

PGIM Jennison Emerging Markets Equity Opportunities Fund

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Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
$—	$8,529,300	$8,548,984	$—	$19,684	$—	—	$—		$—

PSF PGIM High Yield Bond Portfolio*
19,660,879	13,458,575	17,665,705	291,423	78,038	15,823,210	2,101,356	—		—
$1,080,157,364	$42,448,462	$229,028,918	$15,751,548	$25,145,967	$934,474,423		$—		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
387,876,372	1,159,579,412	1,233,399,745	—	—	314,056,039	314,056,039	8,395,171		—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wa)
204,302,930	741,077,968	794,638,179	5,226	(3,435)	150,744,510	150,850,105	170,929	(1)	—
$592,179,302	$1,900,657,380	$2,028,037,924	$5,226	$(3,435)	$464,800,549		$8,566,100		$—
$1,672,336,666	$1,943,105,842	$2,257,066,842	$15,756,774	$25,142,532	$1,399,274,972		$8,566,100		$—

PGIM Aggressive Multi-Asset

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa):

AST PGIM Fixed Income Central Portfolio*
$1,652,088,523	$253,304,444	$266,014,301	$42,107,155	$30,293,711	$1,711,779,532	148,721,071	$—		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
$1,247,772,178	$3,390,209,708	$3,416,167,416	$—	$—	$1,221,814,470	1,221,814,470	$27,114,276		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wa)
243,784,351	620,029,557	705,279,622	4,154	(22,241)	158,516,199	158,627,238	175,631	(1)	—
$1,491,556,529	$4,010,239,265	$4,121,447,038	$4,154	$(22,241)	$1,380,330,669		$27,289,907		$—
$3,143,645,052	$4,263,543,709	$4,387,461,339	$42,111,309	$30,271,470	$3,092,110,201		$27,289,907		$—

Preservation Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Funds(wa):

AST Large-Cap Growth Portfolio*
$123,545,387	$—	$25,999,999	$(6,013,361)	$9,796,544	$101,328,571	1,005,343	$—	$—

AST Large-Cap Value Portfolio*
46,253,243	—	9,499,999	(1,896,162)	3,455,046	38,312,128	695,825	—	—

AST PGIM Fixed Income Central Portfolio*
1,024,541,832	25,292,752	126,996,561	27,043,624	14,380,797	964,262,444	83,776,059	—	—

AST Small-Cap Equity Portfolio*
30,055,186	—	6,000,000	(353,844)	(154,047)	23,547,295	300,655	—	—

PGIM Global Real Estate Fund
5,166,021	3,566,650	8,585,000	249,675	(112,896)	284,450	13,910	11,651	—

PGIM Jennison Emerging Markets Equity Opportunities Fund
4,161,115	2,855,000	6,320,000	180,165	(113,102)	763,178	39,915	—	—

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Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

PGIM Jennison International Opportunities Fund
$ 21,781,187	$675,001	$6,295,000	$2,864,811	$362,846	$19,388,845	549,570	$—		$—

PGIM Jennison Natural Resources Fund
—	5,835,000	3,035,000	193,251	148,653	3,141,904	51,915	—		—

PSF PGIM High Yield Bond Portfolio*
10,682,338	15,494,999	12,450,000	159,743	90,142	13,977,222	1,856,205	—		—

PSF PGIM Jennison Blend Portfolio*
39,796,048	—	5,715,000	2,520,211	64,662	36,665,921	278,807	—		—

PSF PGIM Jennison Value Portfolio*
16,043,679	—	5,000,001	699,667	(279,414)	11,463,931	178,205	—		—
$1,322,026,036	$53,719,402	$215,896,560	$25,647,780	$27,639,231	$1,213,135,889		$11,651		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
380,540,165	680,451,332	766,203,884	—	—	294,787,613	294,787,613	7,026,313		—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wa)
28,025,066	118,934,112	123,993,055	1	(2,057)	22,964,067	22,980,152	12,313	(1)	—
$ 408,565,231	$799,385,444	$890,196,939	$1	$(2,057)	$317,751,680		$7,038,626		$—
$1,730,591,267	$853,104,846	$1,106,093,499	$25,647,781	$27,637,174	$1,530,887,569		$7,050,277		$—

*	Non-income producing security.
(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2024 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000

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SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios did not utilize the SCA during the reporting period ended June 30, 2025.

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2025, all Portfolios offer only a single share class to investors.

As of June 30, 2025, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Balanced Asset Allocation	652,814,920	82.7%
Multi-Asset Diversified	143,117,284	82.1
PGIM Aggressive Multi-Asset	414,804,319	80.7
Preservation Asset Allocation	107,618,503	76.1

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Balanced Asset Allocation	2	82.7%
Multi-Asset Diversified	2	82.1
PGIM Aggressive Multi-Asset	2	80.7
Preservation Asset Allocation	2	76.1
Unaffiliated:
Balanced Asset Allocation	1	17.2
Multi-Asset Diversified	1	17.9
PGIM Aggressive Multi-Asset	1	19.3
Preservation Asset Allocation	1	23.6

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, and the historical cost basis of the assets transferred was not carried forward to the Portfolios.

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9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Balanced Asset Allocation	Multi-Asset Diversified	PGIM Aggressive Asset Allocation	Preservation Asset Allocation
Asset Allocation	X	X	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	–	X
Asset Transfer Program	X	X	X	X
Blend Style	X	X	X	X
Covenant-Lite	X	X	–	X
Credit	X	X	X	X
Derivatives	X	X	X	X
Emerging Markets	X	X	X	X
Equity Securities	X	X	X	X
Exchange-Traded Funds (ETF)	X	X	X	X
Expense	X	X	–	X
Fixed Income Securities	X	X	X	X
Foreign Investment	X	X	X	X
Fund of Funds	X	X	X	X
High Yield	X	X	X	X
Interest Rate	X	X	X	X
Investment Style	–	–	X	–
Large Company	X	X	X	X
Liquidity Allocation	X	X	–	X
Liquidity and Valuation	X	X	X	X
Loan	X	X	–	X
Market and Management	X	X	X	X
Portfolio Turnover	X	X	X	–
Prepayment or Call	X	X	–	X
Quantitative Model	–	–	X	–
Real Estate	X	X	X	X
Regulatory	X	X	X	X
Small Sized Company	X	X	–	X
Sovereign Debt Securities	X	X	X	X

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio’s risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities than with funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns.

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Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses, and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels, and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite,” which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, the counterparty to an investment or derivatives contract, or obligor of an obligation underlying an asset-backed security may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s

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subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

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High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield securities” or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.

Liquidity Allocation Risk: The Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in underlying portfolios or individual securities and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Loan Risk: A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. Loans that are secured and senior to other debtholders of a borrower tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations, and junior loans can involve a higher degree of risk than more senior loans. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including

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anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. While a Portfolio Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. These events can adversely affect the liquidity and volatility of investments held by the Portfolio, and there is no guarantee that the investment objective of the Portfolio will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Small Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

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Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social, or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

10. Reorganization

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”) (the “Merged Portfolio”) for shares of Balanced Asset Allocation (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on November 26, 2024 and the reorganization took place at the close of business on December 6, 2024.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
T. Rowe Price Asset Allocation	$13,852,805,910	$11,705,196,004

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 6, 2024:

Merged Portfolio		Shares
T. Rowe Price Asset Allocation		291,536,444

Acquiring Portfolio	Shares	Value
Balanced Asset Allocation	479,609,664	$13,889,495,857

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
T. Rowe Price Asset Allocation	$2,147,609,906	$13,889,495,857

Acquiring Portfolio		Net Assets
Balanced Asset Allocation		$11,910,178,462

Assuming the acquisition had been completed on January 1, 2024, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2024 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Balanced Asset Allocation	$435,861,165	$2,448,513,324	$2,884,374,490

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: T. Rowe Price Asset Allocation $245,271,921.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: T. Rowe Price Asset Allocation $1,760,978,318.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

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Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 6, 2024.

11. Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

12. Subsequent Event

Each Portfolio’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of June 30, 2025.

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Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and each series thereof, the Portfolios) consists of eight individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 17-18, 2025 (the Meeting) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve an agreement. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, such as the Manager’s role as administrator of the Trust’s liquidity risk management program and as valuation designee. With respect to the Manager’s

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board also considered that the Manager pays the salaries of all of the officers and Trustees that are employed by the Manager or its affiliates. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) with respect to the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2024, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or performance or custom benchmark index (as applicable), and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2024. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Balanced Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one- and three-year periods and underperformed its custom benchmark index over the five- and ten-year periods.

•	The Board noted that in connection with the Portfolio’s repositioning in December 2024, the investment management fee for the Portfolio was reduced.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Multi-Asset Diversified Portfolio (formerly, AST Advanced Strategies Portfolio)*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one- and ten-year periods and underperformed its custom benchmark index over the three- and five-year periods.

•

The Board noted that the Portfolio underwent a repositioning in December 2024 with a change in investment strategy and a new subadviser added to the Portfolio replacing a prior subadviser, and as a result, the Portfolio’s performance prior to December 2024 was not attributable to the Portfolio’s current subadvisers. In this regard, the Board considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

•

The Board noted that in connection with the Portfolio’s repositioning in December 2024, the investment management fee for the Portfolio was reduced. The Board also noted that the Manager has contractually agreed to waive 0.05% of its investment management fees through June 30, 2026.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST PGIM Aggressive Multi-Asset Portfolio (formerly, AST Prudential Growth Allocation Portfolio)
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one- and three-year periods and underperformed its custom benchmark index over the five- and ten-year periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one- and three-year periods and underperformed its custom benchmark index over the remaining periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

June 30, 2025

AST Aggressive Asset Allocation Portfolio

(formerly, AST Capital Growth Asset Allocation)

AST J.P. Morgan Aggressive Multi-Asset

Portfolio

AST J.P. Morgan Conservative Multi-Asset

Portfolio

AST J.P. Morgan Moderate Multi-Asset Portfolio

AST Multi-Asset Diversified Plus Portfolio

(formerly, AST Academic Strategies Asset

Allocation Portfolio)

Advanced Series Trust Table of Contents	Financial Statements and Other Information	June 30, 2025

∎ FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1

	AST Aggressive Asset Allocation Portfolio	A3

	AST J.P. Morgan Aggressive Multi-Asset Portfolio	A64

	AST J.P. Morgan Conservative Multi-Asset Portfolio	A75

	AST J.P. Morgan Moderate Multi-Asset Portfolio	A86

	AST Multi-Asset Diversified Plus Portfolio	A96

Section B	Notes to Financial Statements

∎ OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A — Annual payment frequency for swaps
ADR — American Depositary Receipt
ASX — Australian Securities Exchange
BARC — Barclays Bank PLC
BBR — New Zealand Bank Bill Rate
BBSW — Australian Bank Bill Swap Reference Rate

BNP — BNP Paribas S.A.
BOA — Bank of America, N.A.
BOS — BofA Securities, Inc.
BROIS — Brazil Overnight Index Swap
BTP — Buoni del Tesoro Poliennali
BUBOR — Budapest Interbank Offered Rate
CA — Credit Agricole Securities Inc.
CDX — Credit Derivative Index
CIBOR — Copenhagen Interbank Offered Rate
CITI — Citibank, N.A.
CLO — Collateralized Loan Obligation
CLOIS — Sinacofi Chile Interbank Rate Average

CMBX — Commercial Mortgage-Backed Index

CME — Chicago Mercantile Exchange

COOIS — Colombia Overnight Interbank Reference Rate

CORRA — Canadian Overnight Repo Rate Average

CPI — Consumer Price Index

CVA — Certificate Van Aandelen (Bearer)

CVT — Convertible Security

DAC — Designated Activity Company

DB — Deutsche Bank AG

DJ — Dow Jones

EAFE — Europe, Australasia, Far East

EM — Emerging Markets

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

EuroSTR — Euro Short-Term Rate

FHLMC — Federal Home Loan Mortgage Corporation

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

GMTN — Global Medium Term Note

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HSBC — HSBC Bank PLC

iBoxx — Bond Market Indices

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

KLIBOR — Kuala Lumpur Interbank Offered Rate

KWCDC — Korean Won Certificate of Deposit

LME — London Metal Exchange

LP — Limited Partnership

M — Monthly payment frequency for swaps

ML — Merrill Lynch International

MLC — Merrill Lynch Capital Services, Inc.

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

MSC — Morgan Stanley & Co. LLC

MSCI — Morgan Stanley Capital International

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

N/A — Not Applicable

NASDAQ — National Association of Securities Dealers Automated Quotations

NIBOR — Norwegian Interbank Offered Rate

NSA — Non-Seasonally Adjusted

NYSE — New York Stock Exchange

OAT — Obligations Assimilables du Tresor

OTC — Over-the-counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PRFC — Preference Shares

PRI — Primary Rate Interface

PRIBOR — Prague Interbank Offered Rate

Q — Quarterly payment frequency for swaps

RBD — RBC Dominion Securities, Inc.

RBOB — Reformulated Gasoline Blendstock for Oxygen Blending

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

S — Semiannual payment frequency for swaps

S&P — Standard & Poor’s

SARON — Swiss Average Rate Overnight

SC — Standard Chartered PLC

SCB — Standard Chartered Bank

SGMX — Sigma X MTF

SHIR — Shekel Overnight Interest Rate

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SORA — Singapore Overnight Rate Average

SPDR — Standard & Poor’s Depositary Receipts

SPI — Share Price Index

SSB — State Street Bank & Trust Company

STIBOR — Stockholm Interbank Offered Rate

STOXX — Stock Index of the Eurozone

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TAIBOR — Taiwan Interbank Offered Rate

TD — The Toronto-Dominion Bank

THOR — Thai Overnight Repurchase Rate

TIPS — Treasury Inflation-Protected Securities

TONAR — Tokyo Overnight Average Rate

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

UAG — UBS AG

ULSD — Ultra-Low Sulfur Diesel

USOIS — United States Overnight Index Swap

WBC — Westpac Banking Corp.

WIBOR — Warsaw Interbank Offered Rate

WTI — West Texas Intermediate

XAMS — Amsterdam Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 90.7%
AFFILIATED MUTUAL FUNDS — 24.5%
Domestic Equity — 13.3%
AST Large-Cap Growth Portfolio*	9,208,589	$928,133,731
AST Large-Cap Value Portfolio*	6,474,764	356,500,500
AST Small-Cap Equity Portfolio*	3,261,008	255,402,156
PGIM Jennison Natural Resources Fund	208,048	12,591,067

		1,552,627,454

Fixed Income — 11.2%
AST PGIM Fixed Income Central Portfolio*	109,587,992	1,261,357,790
PSF PGIM High Yield Bond Portfolio*	6,827,808	51,413,391

		1,312,771,181

International Equity — 0.0%
PGIM Global Real Estate Fund	32,458	663,769
PGIM Jennison Emerging Markets Equity Opportunities Fund	125,113	2,392,168

		3,055,937

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,301,510,137)(wa)		2,868,454,572

COMMON STOCKS — 44.8%
Aerospace & Defense — 1.4%
Airbus SE (France)	47,391	9,914,233
ATI, Inc.*	53,800	4,645,092
BAE Systems PLC (United Kingdom)	104,352	2,708,236
Boeing Co. (The)*	83,991	17,598,634
Curtiss-Wright Corp.	4,800	2,345,040
Dassault Aviation SA (France)	1,007	356,047
Elbit Systems Ltd. (Israel)	2,260	1,006,680
Embraer SA (Brazil), ADR	52,084	2,964,100
General Dynamics Corp.	40,634	11,851,313
General Electric Co.	70,061	18,033,001
HEICO Corp.	8,500	2,788,000
Howmet Aerospace, Inc.	63,013	11,728,610
Kongsberg Gruppen ASA (Norway)	80,170	3,109,148
Leonardo SpA (Italy)	22,339	1,260,520
Loar Holdings, Inc.*	19,983	1,721,935
Lockheed Martin Corp.	19,400	8,984,916
MTU Aero Engines AG (Germany)	768	341,187
Northrop Grumman Corp.	29,343	14,670,913
Rheinmetall AG (Germany)	5,270	11,160,272
Rolls-Royce Holdings PLC (United Kingdom)	594,668	7,880,925
RTX Corp.(a)	57,216	8,354,680
Saab AB (Sweden) (Class B Stock)	17,380	971,773
Safran SA (France)	29,931	9,761,224
Singapore Technologies Engineering Ltd. (Singapore)	496,900	3,046,835
Thales SA (France)	9,651	2,849,695

		160,053,009

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	65,355	3,027,235
DSV A/S (Denmark)	10,956	2,627,844
FedEx Corp.	39,900	9,069,669

	Shares	Value

COMMON STOCKS (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)	35,100	$3,542,994

		18,267,742

Automobile Components — 0.1%
Aisin Corp. (Japan)	59,100	756,031
Aptiv PLC (United Kingdom)*	59,500	4,059,090
Cie Generale des Etablissements
Michelin SCA (France)	117,019	4,352,430
Continental AG (Germany)	11,411	995,926
Lear Corp.	14,500	1,377,210
Sumitomo Electric Industries Ltd. (Japan)	104,500	2,240,837

		13,781,524

Automobiles — 0.8%
BYD Co. Ltd. (China) (Class H Stock)	224,399	3,493,900
Ferrari NV (Italy)	11,613	5,689,335
Ford Motor Co.(a)	483,700	5,248,145
General Motors Co.	228,112	11,225,392
Honda Motor Co. Ltd. (Japan)	359,300	3,464,678
Isuzu Motors Ltd. (Japan)	35,200	445,911
Mahindra & Mahindra Ltd. (India)	28,288	1,049,972
Mercedes-Benz Group AG (Germany)	93,205	5,430,138
Stellantis NV	201,832	2,021,577
Suzuki Motor Corp. (Japan)	187,300	2,258,132
Tesla, Inc.*	141,490	44,945,713
Toyota Motor Corp. (Japan)	424,000	7,302,549

		92,575,442

Banks — 3.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	74,172	2,025,337
AIB Group PLC (Ireland)	710,656	5,864,939
ANZ Group Holdings Ltd. (Australia)	192,645	3,694,312
Banco Bilbao Vizcaya Argentaria SA (Spain)	317,572	4,890,059
Banco Santander SA (Spain)	847,171	7,015,320
Bank Hapoalim BM (Israel)	152,064	2,920,856
Bank Leumi Le-Israel BM (Israel)	148,837	2,769,194
Bank of America Corp.	533,057	25,224,257
Barclays PLC (United Kingdom)	1,911,240	8,831,402
BNP Paribas SA (France)	121,399	10,889,698
BOC Hong Kong Holdings Ltd. (China)	695,000	3,025,504
CaixaBank SA (Spain)	735,736	6,375,013
Citigroup, Inc.	83,100	7,073,472
Columbia Banking System, Inc.	50,400	1,178,352
Commerzbank AG (Germany)	16,425	517,601
Commonwealth Bank of Australia (Australia)	93,763	11,411,733
Credit Agricole SA (France)	80,222	1,517,663
Danske Bank A/S (Denmark)	57,995	2,368,737
DBS Group Holdings Ltd. (Singapore)	68,680	2,424,547
DNB Bank ASA (Norway)	127,281	3,519,902
East West Bancorp, Inc.	14,497	1,463,907
Hang Seng Bank Ltd. (Hong Kong)	12,700	190,578
HSBC Holdings PLC (United Kingdom)	1,406,420	17,012,325
ICICI Bank Ltd. (India), ADR(a)	51,096	1,718,869

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
ING Groep NV (Netherlands)	415,477	$9,106,296
Intesa Sanpaolo SpA (Italy)	1,097,970	6,324,757
JPMorgan Chase & Co.	156,666	45,419,040
Lloyds Banking Group PLC (United Kingdom)	4,085,072	4,295,529
M&T Bank Corp.(a)	16,555	3,211,504
Mitsubishi UFJ Financial Group, Inc. (Japan)	850,200	11,591,280
Mizuho Financial Group, Inc. (Japan)	100,100	2,778,769
National Australia Bank Ltd. (Australia)	86,164	2,233,181
NatWest Group PLC (United Kingdom)	737,282	5,177,897
Nordea Bank Abp (Finland)	295,112	4,378,787
NU Holdings Ltd. (Brazil) (Class A Stock)*	383,887	5,266,930
Oversea-Chinese Banking Corp. Ltd. (Singapore)	77,800	997,654
Pinnacle Financial Partners, Inc.	8,048	888,580
PNC Financial Services Group, Inc. (The)	123,744	23,068,357
Resona Holdings, Inc. (Japan)	294,700	2,721,797
Sberbank of Russia PJSC (Russia)^	306,596	—
Shizuoka Financial Group, Inc. (Japan)	49,400	574,773
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	18,195	317,149
Societe Generale SA (France)	58,780	3,362,463
Standard Chartered PLC (United Kingdom)	151,840	2,512,732
Sumitomo Mitsui Financial Group, Inc. (Japan)	282,100	7,103,549
Sumitomo Mitsui Trust Group, Inc. (Japan)	22,000	585,144
Svenska Handelsbanken AB (Sweden) (Class A Stock)	150,832	2,019,231
Swedbank AB (Sweden) (Class A Stock)	103,972	2,753,837
Truist Financial Corp.	279,019	11,995,027
U.S. Bancorp	294,561	13,328,885
UniCredit SpA (Italy)	91,906	6,165,365
United Overseas Bank Ltd. (Singapore)	24,700	699,102
Webster Financial Corp.	37,200	2,031,120
Wells Fargo & Co.	350,882	28,112,666
Westpac Banking Corp. (Australia)	55,587	1,238,841
Wintrust Financial Corp.	9,211	1,141,980
Zions Bancorp NA	16,600	862,204

		346,188,003

Beverages — 0.4%
Anheuser-Busch InBev SA/NV (Belgium)	81,977	5,640,048
Asahi Group Holdings Ltd. (Japan)	141,400	1,890,113
Carlsberg A/S (Denmark) (Class B Stock)	2,869	406,490
Coca-Cola Co. (The)	302,948	21,433,571
Coca-Cola Europacific Partners PLC (United Kingdom)(a)	31,425	2,913,726
Coca-Cola HBC AG (Italy)*	45,879	2,396,840
Diageo PLC (United Kingdom)	128,524	3,240,875
Keurig Dr. Pepper, Inc.	109,600	3,623,376

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
PepsiCo, Inc.	36,041	$4,758,854
Pernod Ricard SA (France)	6,790	677,312

		46,981,205

Biotechnology — 0.8%
AbbVie, Inc.	136,511	25,339,172
Alnylam Pharmaceuticals, Inc.*	13,500	4,402,215
Amgen, Inc.(a)	60,398	16,863,726
Argenx SE (Netherlands)*	5,587	3,092,868
Argenx SE (Netherlands), ADR*	3,587	1,977,226
Biogen, Inc.*	30,000	3,767,700
BioMarin Pharmaceutical, Inc.*	37,800	2,077,866
CSL Ltd.	22,730	3,590,445
Exelixis, Inc.*	150,800	6,646,510
Genmab A/S (Denmark)*	10,001	2,076,892
Gilead Sciences, Inc.	93,400	10,355,258
Natera, Inc.*	4,800	810,912
Regeneron Pharmaceuticals, Inc.	3,922	2,059,050
Swedish Orphan Biovitrum AB (Sweden)*	32,568	991,212
Vertex Pharmaceuticals, Inc.*	10,947	4,873,604

		88,924,656

Broadline Retail — 1.3%
Alibaba Group Holding Ltd. (China), ADR(a)	22,541	2,556,375
Amazon.com, Inc.*	576,041	126,377,635
Coupang, Inc. (South Korea)*	143,500	4,299,260
eBay, Inc.	18,900	1,407,294
MercadoLibre, Inc. (Brazil)*	2,735	7,148,278
Next PLC (United Kingdom)	25,071	4,281,976
Pan Pacific International Holdings Corp. (Japan)	34,500	1,186,630
Prosus NV (China)*	118,305	6,637,680
Wesfarmers Ltd. (Australia)	6,622	369,556

		154,264,684

Building Products — 0.4%
AGC, Inc. (Japan)(a)	34,900	1,023,816
Assa Abloy AB (Sweden) (Class B Stock)	18,155	567,591
Carrier Global Corp.	179,792	13,158,977
Cie de Saint-Gobain SA (France)	58,781	6,905,312
Daikin Industries Ltd. (Japan)	2,100	246,506
Geberit AG (Switzerland)	3,640	2,866,663
Hayward Holdings, Inc.*	310,200	4,280,760
Johnson Controls International PLC	70,977	7,496,591
Owens Corning	31,100	4,276,872
ROCKWOOL A/S (Denmark) (Class B Stock)	38,670	1,812,552
Trane Technologies PLC	22,727	9,941,017

		52,576,657

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	84,392	4,775,930
Ameriprise Financial, Inc.	10,879	5,806,449
Amundi SA (France), 144A	34,789	2,819,850

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Ares Management Corp. (Class A Stock)(a)	15,599	$2,701,747
ASX Ltd. (Australia)	10,800	495,887
Bank of New York Mellon Corp. (The)	168,760	15,375,724
Blackrock, Inc.(a)	1,729	1,814,153
Blackstone, Inc.	33,328	4,985,202
Charles Schwab Corp. (The)	66,765	6,091,639
CME Group, Inc.	4,973	1,370,658
Daiwa Securities Group, Inc. (Japan)	93,500	664,040
Deutsche Bank AG (Germany)	165,211	4,897,752
Deutsche Boerse AG (Germany)	2,477	809,210
Euronext NV (Netherlands), 144A	23,162	3,968,624
Futu Holdings Ltd. (Hong Kong), ADR	16,031	1,981,271
Goldman Sachs Group, Inc. (The)	24,761	17,524,598
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	112,917	6,073,418
Houlihan Lokey, Inc.	13,413	2,413,669
Intercontinental Exchange, Inc.	46,600	8,549,702
Invesco Ltd.	373,400	5,888,518
Janus Henderson Group PLC	203,900	7,919,476
Julius Baer Group Ltd. (Switzerland)	8,075	547,766
MarketAxess Holdings, Inc.	6,200	1,384,708
Morgan Stanley	128,534	18,105,299
MSCI, Inc.	10,700	6,171,118
Nasdaq, Inc.	100,200	8,959,884
Nomura Holdings, Inc. (Japan)	580,200	3,823,345
Partners Group Holding AG (Switzerland)	336	439,598
Raymond James Financial, Inc.	57,300	8,788,101
Robinhood Markets, Inc. (Class A Stock)*	48,300	4,522,329
S&P Global, Inc.	27,000	14,236,830
SBI Holdings, Inc. (Japan)	64,200	2,237,058
Singapore Exchange Ltd. (Singapore)	201,400	2,358,238
Stifel Financial Corp.	10,100	1,048,178
T. Rowe Price Group, Inc.(a)	14,500	1,399,250
TMX Group Ltd. (Canada)	30,856	1,307,882
UBS Group AG (Switzerland)	202,589	6,878,255
XP, Inc. (Brazil) (Class A Stock)	64,573	1,304,375

		190,439,731

Chemicals — 0.5%
Air Liquide SA (France)	25,029	5,161,008
Air Products & Chemicals, Inc.	16,831	4,747,352
Asahi Kasei Corp. (Japan)	464,900	3,309,515
Celanese Corp.	17,600	973,808
DSM-Firmenich AG (Switzerland)	4,658	495,542
DuPont de Nemours, Inc.	130,188	8,929,595
Ecolab, Inc.	33,600	9,053,184
Evonik Industries AG (Germany)	10,451	215,903
Givaudan SA (Switzerland)	164	795,322
LANXESS AG (Germany)	44,883	1,338,202
Linde PLC	23,219	10,893,890
Mitsubishi Chemical Group Corp. (Japan)	154,600	812,581
Nitto Denko Corp. (Japan)	48,100	928,882
Novonesis Novozymes B (Denmark)	15,287	1,097,559
Olin Corp.	95,400	1,916,586

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Orica Ltd. (Australia)	120,874	$1,552,078
Sherwin-Williams Co. (The)	2,500	858,400
Shin-Etsu Chemical Co. Ltd. (Japan)	71,500	2,361,072
Solvay SA (Belgium)	15,706	544,007
Yara International ASA (Brazil)	37,594	1,387,319

		57,371,805

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	146,643	2,264,725
Cintas Corp.	19,600	4,368,252
Dai Nippon Printing Co. Ltd. (Japan)	95,400	1,448,157
Republic Services, Inc.	3,979	981,261
Securitas AB (Sweden) (Class B Stock)	60,557	906,679
TOPPAN Holdings, Inc. (Japan)	28,000	760,677
Veralto Corp.	80,700	8,146,665

		18,876,416

Communications Equipment — 0.4%
Arista Networks, Inc.*	102,200	10,456,082
Cisco Systems, Inc.	420,469	29,172,139
Nokia OYJ (Finland)	563,590	2,924,259
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	349,312	2,984,984

		45,537,464

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)(a)	19,271	1,339,481
Bouygues SA (France)	31,617	1,429,870
Eiffage SA (France)	20,749	2,915,510
Ferrovial SE	25,858	1,379,336
Kajima Corp. (Japan)	16,000	417,307
MasTec, Inc.*	20,800	3,544,944
Skanska AB (Sweden) (Class B Stock)	61,702	1,437,323
Vinci SA (France)	50,532	7,451,974

		19,915,745

Construction Materials — 0.2%
Amrize Ltd.*	31,966	1,594,573
CRH PLC (XLON)	36,935	3,409,459
CRH PLC (NYSE)	87,200	8,004,960
Heidelberg Materials AG (Germany)	12,288	2,893,785
Holcim AG*	39,116	2,904,721
Martin Marietta Materials, Inc.(a)	2,400	1,317,504
Vulcan Materials Co.	26,525	6,918,251

		27,043,253

Consumer Finance — 0.4%
Ally Financial, Inc.	36,400	1,417,780
American Express Co.	47,941	15,292,220
Capital One Financial Corp.	88,444	18,817,346
Synchrony Financial(a)	121,600	8,115,584

		43,642,930

Consumer Staples Distribution & Retail — 0.8%
Carrefour SA (France)	32,465	457,959
Coles Group Ltd. (Australia)	209,734	2,875,898
Costco Wholesale Corp.	21,723	21,504,466

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Consumer Staples Distribution & Retail (cont’d.)
Dollar Tree, Inc.*	23,400	$2,317,536
Endeavour Group Ltd. (Australia)	296,755	783,325
Kesko OYJ (Finland) (Class B Stock)	62,872	1,550,686
Koninklijke Ahold Delhaize NV (Netherlands)	67,528	2,820,405
Kroger Co. (The)	42,700	3,062,871
Marks & Spencer Group PLC (United Kingdom)	40,177	195,542
MatsukiyoCocokara & Co. (Japan)	98,800	2,032,368
Seven & i Holdings Co. Ltd. (Japan)	54,600	878,805
Target Corp.	91,700	9,046,205
Tesco PLC (United Kingdom)	1,110,397	6,122,200
US Foods Holding Corp.*	84,100	6,476,541
Walmart, Inc.	359,108	35,113,580
Woolworths Group Ltd. (Australia)	29,933	613,142

		95,851,529

Containers & Packaging — 0.1%
Avery Dennison Corp.	4,800	842,256
Crown Holdings, Inc.	60,293	6,208,973
Packaging Corp. of America	6,182	1,164,998

		8,216,227

Distributors — 0.0%
D’ieteren Group (Belgium)	1,938	417,347

Diversified Consumer Services — 0.0%
ADT, Inc.	299,500	2,536,765
Duolingo, Inc.*	1,800	738,036
H&R Block, Inc.	15,300	839,817

		4,114,618

Diversified REITs — 0.0%
Covivio SA (France)	11,650	738,658
GPT Group (The) (Australia)	331,470	1,058,242
Mirvac Group (Australia)	875,382	1,270,143
Stockland (Australia)	383,851	1,356,576

		4,423,619

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	665,616	19,262,927
Deutsche Telekom AG (Germany)	288,241	10,550,659
Elisa OYJ (Finland)	10,400	578,047
Koninklijke KPN NV (Netherlands)	640,282	3,123,417
Orange SA (France)	218,827	3,332,339
Proximus SADP (Belgium)	161,129	1,571,750
Telenor ASA (Norway)	76,376	1,189,342
Telia Co. AB (Sweden)	504,087	1,813,113
Telstra Group Ltd. (Australia)	1,447,706	4,616,188
Verizon Communications, Inc.	176,352	7,630,751

		53,668,533

Electric Utilities — 0.7%
Alliant Energy Corp.	35,100	2,122,497
American Electric Power Co., Inc.	60,300	6,256,728
Chubu Electric Power Co., Inc. (Japan)	80,400	994,904
Constellation Energy Corp.	14,400	4,647,744
Contact Energy Ltd. (New Zealand)	56,433	309,695
Enel SpA (Italy)	744,444	7,065,299

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Entergy Corp.	21,240	$1,765,469
FirstEnergy Corp.	21,000	845,460
Iberdrola SA (Spain)	424,825	8,172,797
Kansai Electric Power Co., Inc. (The) (Japan)	151,700	1,799,135
NextEra Energy, Inc.	147,943	10,270,203
NRG Energy, Inc.	71,000	11,401,180
OGE Energy Corp.	83,600	3,710,168
PG&E Corp.	159,642	2,225,410
Southern Co. (The)	113,435	10,416,736
SSE PLC (United Kingdom)	53,740	1,353,181
Terna - Rete Elettrica Nazionale (Italy)	159,145	1,636,164
Xcel Energy, Inc.	30,743	2,093,598

		77,086,368

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	137,212	8,222,956
AMETEK, Inc.	4,601	832,597
Eaton Corp. PLC	53,094	18,954,027
Emerson Electric Co.	32,800	4,373,224
Fuji Electric Co. Ltd. (Japan)	31,049	1,429,866
Fujikura Ltd. (Japan)	31,900	1,678,113
GE Vernova, Inc.	29,435	15,575,530
Generac Holdings, Inc.*	6,727	963,374
Legrand SA (France)	13,988	1,874,791
Mitsubishi Electric Corp. (Japan)	104,800	2,254,141
Nidec Corp. (Japan)	47,000	913,356
nVent Electric PLC	21,000	1,538,250
Rockwell Automation, Inc.	27,100	9,001,807
Schneider Electric SE	28,394	7,623,360
Siemens Energy AG (Germany)*	74,977	8,763,381

		83,998,773

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	31,500	3,110,625
Corning, Inc.	135,136	7,106,802
Halma PLC (United Kingdom)	92,478	4,064,790
Hexagon AB (Sweden) (Class B Stock)	27,144	273,601
Keyence Corp. (Japan)	10,867	4,344,934
Keysight Technologies, Inc.*	8,700	1,425,582
Kyocera Corp. (Japan)	74,800	898,375
Ralliant Corp.*	10	501
TDK Corp. (Japan)	64,900	757,549
Vontier Corp.	85,600	3,158,640
Yokogawa Electric Corp. (Japan)	21,600	577,019
Zebra Technologies Corp. (Class A Stock)*	20,200	6,228,872

		31,947,290

Energy Equipment & Services — 0.1%
Baker Hughes Co.	213,653	8,191,456
Schlumberger NV	158,400	5,353,920
TechnipFMC PLC (United Kingdom)	29,258	1,007,646

		14,553,022

Entertainment — 0.9%
Capcom Co. Ltd. (Japan)	21,000	717,181

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Entertainment (cont’d.)
CTS Eventim AG & Co. KGaA (Germany)	12,224	$1,520,063
Konami Group Corp. (Japan)	22,200	3,509,859
Netflix, Inc.*	27,561	36,907,762
Nintendo Co. Ltd. (Japan)	58,552	5,622,739
ROBLOX Corp. (Class A Stock)*	67,848	7,137,610
Sea Ltd. (Singapore), ADR*	50,161	8,022,750
Spotify Technology SA*	16,130	12,377,194
Universal Music Group NV (Netherlands)	23,832	773,124
Walt Disney Co. (The)	247,020	30,632,950

		107,221,232

Financial Services — 1.3%
Adyen NV (Netherlands), 144A*	2,200	4,040,382
Apollo Global Management, Inc.	8,970	1,272,574
Banca Mediolanum SpA (Italy)	31,100	535,953
Berkshire Hathaway, Inc. (Class B Stock)*	81,000	39,347,370
Edenred SE (France)	30,278	940,450
Fidelity National Information Services, Inc.	82,368	6,705,579
Global Payments, Inc.	12,500	1,000,500
Industrivarden AB (Sweden) (Class A Stock)	10,296	374,295
Investor AB (Sweden) (Class B Stock)	78,417	2,323,761
M&G PLC (United Kingdom)	552,140	1,951,660
Mastercard, Inc. (Class A Stock)	72,033	40,478,224
ORIX Corp. (Japan)	125,900	2,841,144
PayPal Holdings, Inc.*	147,700	10,977,064
Toast, Inc. (Class A Stock)*	76,589	3,392,127
Visa, Inc. (Class A Stock)	95,041	33,744,307
Washington H Soul Pattinson & Co. Ltd. (Australia)	31,055	858,533
Wise PLC (United Kingdom) (Class A Stock)*	71,975	1,028,191

		151,812,114

Food Products — 0.5%
Ajinomoto Co., Inc. (Japan)	91,200	2,473,633
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	19	320,218
Conagra Brands, Inc.	337,300	6,904,531
Danone SA (France)	16,018	1,310,646
General Mills, Inc.(a)	44,700	2,315,907
Hershey Co. (The)	6,280	1,042,166
Hormel Foods Corp.	72,200	2,184,050
Ingredion, Inc.	53,300	7,228,546
J.M. Smucker Co. (The)	8,500	834,700
JDE Peet’s NV (Netherlands)	66,764	1,907,085
Kraft Heinz Co. (The)	74,600	1,926,172
Mondelez International, Inc. (Class A Stock)(a)	79,563	5,365,729
Nestle SA.	149,077	14,822,186
WH Group Ltd. (Hong Kong), 144A	3,026,000	2,916,435
Wilmar International Ltd. (China)	704,300	1,589,802
Yamazaki Baking Co. Ltd. (Japan)	82,200	1,840,051

		54,981,857

	Shares	Value

COMMON STOCKS (continued)
Gas Utilities — 0.1%
National Fuel Gas Co.	43,200	$3,659,472
Osaka Gas Co. Ltd. (Japan)	47,700	1,223,502
Snam SpA (Italy)	159,789	967,313
Tokyo Gas Co. Ltd. (Japan)	53,400	1,776,196

		7,626,483

Ground Transportation — 0.5%
Central Japan Railway Co. (Japan)	73,700	1,647,533
CSX Corp.	207,937	6,784,984
Norfolk Southern Corp.	17,810	4,558,826
Ryder System, Inc.	14,100	2,241,900
Tokyo Metro Co. Ltd. (Japan)	96,828	1,126,756
Uber Technologies, Inc.*	220,382	20,561,641
Union Pacific Corp.	75,364	17,339,749
West Japan Railway Co. (Japan)	56,487	1,291,353

		55,552,742

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	176,441	23,997,740
Alcon AG	7,465	662,018
Baxter International, Inc.(a)	27,500	832,700
Becton, Dickinson & Co.	10,066	1,733,869
Boston Scientific Corp.*	76,400	8,206,124
DENTSPLY SIRONA, Inc.	112,000	1,778,560
Dexcom, Inc.*	74,900	6,538,021
Edwards Lifesciences Corp.*	42,218	3,301,870
EssilorLuxottica SA (France)	12,940	3,553,228
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	94,537	2,076,479
Hoya Corp. (Japan)	41,100	4,881,123
IDEXX Laboratories, Inc.*	2,900	1,555,386
Insulet Corp.*	11,500	3,613,070
Intuitive Surgical, Inc.*	10,800	5,868,828
Medtronic PLC	142,586	12,429,222
Olympus Corp. (Japan)	56,600	672,313
Siemens Healthineers AG (Germany), 144A.	10,999	610,602
Smith & Nephew PLC (United Kingdom)	94,728	1,450,688
STERIS PLC	14,200	3,411,124
Stryker Corp.	14,818	5,862,445
Terumo Corp. (Japan)	39,200	719,394

		93,754,804

Health Care Providers & Services — 0.7%
Cardinal Health, Inc.	58,200	9,777,600
Cencora, Inc.	5,313	1,593,103
Centene Corp.*	115,200	6,253,056
Cigna Group (The)	44,190	14,608,330
CVS Health Corp.	181,535	12,522,284
Encompass Health Corp.	25,826	3,167,042
Fresenius Medical Care AG (Germany)	51,465	2,956,931
Fresenius SE & Co. KGaA (Germany)	17,726	892,022
Humana, Inc.	13,400	3,276,032
Labcorp Holdings, Inc.	6,200	1,627,562
McKesson Corp.	7,700	5,642,406
Quest Diagnostics, Inc.(a)	7,954	1,428,777
Sigma Healthcare Ltd. (Australia)	112,475	221,384

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Sonic Healthcare Ltd. (Australia)	109,425	$1,931,482
Tenet Healthcare Corp.*	32,400	5,702,400
UnitedHealth Group, Inc.	44,559	13,901,071

		85,501,482

Health Care REITs — 0.1%
Healthpeak Properties, Inc.(a)	221,400	3,876,714
Ventas, Inc.	58,150	3,672,173

		7,548,887

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	7,787	1,457,218
Veeva Systems, Inc. (Class A Stock)*	14,300	4,118,114

		5,575,332

Hotels, Restaurants & Leisure — 0.9%
Amadeus IT Group SA (Spain)	26,874	2,270,397
Aristocrat Leisure Ltd. (Australia)	34,628	1,483,630
Booking Holdings, Inc.	3,000	17,367,720
Chipotle Mexican Grill, Inc.*	63,283	3,553,340
Compass Group PLC (United Kingdom)	217,323	7,361,166
Darden Restaurants, Inc.	44,100	9,612,477
Delivery Hero SE (South Korea), 144A*	10,037	272,427
DoorDash, Inc. (Class A Stock)*	9,200	2,267,892
Dutch Bros, Inc. (Class A Stock)*	12,122	828,781
Entain PLC (United Kingdom)	44,506	551,235
Eternal Ltd. (India)*	381,399	1,174,632
Evolution AB (Sweden), 144A	12,054	957,366
Expedia Group, Inc.	41,200	6,949,616
Galaxy Entertainment Group Ltd. (Macau)	336,000	1,497,753
InterContinental Hotels Group PLC (United Kingdom)	11,515	1,316,570
MakeMyTrip Ltd. (India)*	16,123	1,580,376
Marriott International, Inc. (Class A Stock)	14,719	4,021,378
Marriott Vacations Worldwide Corp.(a)	14,300	1,034,033
McDonald’s Corp.	53,097	15,513,351
Oriental Land Co. Ltd. (Japan)	84,600	1,948,488
Royal Caribbean Cruises Ltd.(a)	21,900	6,857,766
Sodexo SA (France)	8,650	532,377
Yum! Brands, Inc.	73,823	10,939,092
Zensho Holdings Co. Ltd. (Japan)	13,700	829,211

		100,721,074

Household Durables — 0.2%
Barratt Redrow PLC (United Kingdom)	112,478	704,336
Cairn Homes PLC (Ireland)	670,056	1,694,756
Garmin Ltd.	13,300	2,775,976
Panasonic Holdings Corp. (Japan)	220,900	2,363,481
PulteGroup, Inc.	9,900	1,044,054
Sekisui House Ltd. (Japan)	59,400	1,307,355
Sony Group Corp. (Japan)	411,600	10,701,734
Toll Brothers, Inc.	12,024	1,372,299

		21,963,991

	Shares	Value

COMMON STOCKS (continued)
Household Products — 0.3%
Colgate-Palmolive Co.	105,600	$9,599,040
Essity AB (Sweden) (Class B Stock)	105,125	2,910,793
Henkel AG & Co. KGaA (Germany)	8,617	624,950
Kimberly-Clark Corp.	34,500	4,447,740
Procter & Gamble Co. (The)	103,447	16,481,176
Reckitt Benckiser Group PLC (United Kingdom)	60,914	4,149,889

		38,213,588

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	132,100	1,389,692
RWE AG (Germany)	48,115	2,010,639
Vistra Corp.	32,529	6,304,445

		9,704,776

Industrial Conglomerates — 0.4%
3M Co.	98,951	15,064,300
CK Hutchison Holdings Ltd. (United Kingdom)	102,000	628,083
Hitachi Ltd. (Japan)	199,400	5,795,432
Honeywell International, Inc.	8,803	2,050,043
Keppel Ltd. (Singapore)	49,000	286,139
Lifco AB (Sweden) (Class B Stock)	8,805	356,839
Sekisui Chemical Co. Ltd. (Japan)	98,000	1,774,847
Siemens AG (Germany)	58,945	15,140,507
Smiths Group PLC (United Kingdom)	75,636	2,332,943
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	87,000	745,773

		44,174,906

Industrial REITs — 0.2%
Americold Realty Trust, Inc.	77,500	1,288,825
Goodman Group (Australia)	41,746	941,148
Prologis, Inc.	160,704	16,893,204
Segro PLC (United Kingdom)	183,853	1,721,075

		20,844,252

Insurance — 1.7%
Admiral Group PLC (United Kingdom)	58,131	2,610,465
AIA Group Ltd. (Hong Kong)	727,000	6,585,489
Allianz SE (Germany)	19,546	7,932,422
Allstate Corp. (The)	45,300	9,119,343
American International Group, Inc.	41,400	3,543,426
Arthur J. Gallagher & Co.	29,355	9,397,123
ASR Nederland NV (Netherlands)	48,888	3,248,391
Aviva PLC (United Kingdom)	91,560	778,419
AXA SA (France)	259,342	12,735,000
Axis Capital Holdings Ltd.	27,513	2,856,400
Brown & Brown, Inc.	13,000	1,441,310
Chubb Ltd.	66,534	19,276,230
Dai-ichi Life Holdings, Inc. (Japan)	247,500	1,881,645
Fairfax Financial Holdings Ltd. (Canada)	786	1,418,754
Fidelity National Financial, Inc.	51,600	2,892,696
First American Financial Corp.	23,400	1,436,526
Hannover Rueck SE (Germany)	2,424	763,835
Insurance Australia Group Ltd. (Australia)	123,587	734,727

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Japan Post Holdings Co. Ltd. (Japan)	203,200	$1,882,083
Japan Post Insurance Co. Ltd. (Japan)	12,600	285,267
Kemper Corp.	26,800	1,729,672
Markel Group, Inc.*	1,214	2,424,795
Marsh & McLennan Cos., Inc.	80,209	17,536,896
Medibank Private Ltd. (Australia)	336,921	1,118,881
MetLife, Inc.	207,694	16,702,751
MS&AD Insurance Group Holdings, Inc. (Japan)	44,500	994,825
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	12,961	8,416,024
NN Group NV (Netherlands)	36,862	2,452,764
Phoenix Group Holdings PLC (United Kingdom)	235,996	2,135,087
Poste Italiane SpA (Italy), 144A	78,666	1,690,207
Principal Financial Group, Inc.	16,200	1,286,766
Progressive Corp. (The)	60,210	16,067,641
Prudential PLC (Hong Kong)	288,505	3,611,001
QBE Insurance Group Ltd. (Australia)	443,417	6,828,235
RenaissanceRe Holdings Ltd. (Bermuda)	3,679	893,629
Sampo OYJ (Finland) (Class A Stock)	86,695	933,055
Sompo Holdings, Inc. (Japan)	57,000	1,717,684
Suncorp Group Ltd. (Australia)	16,806	239,513
Swiss Life Holding AG (Switzerland)	288	291,561
Swiss Re AG	13,383	2,315,086
T&D Holdings, Inc. (Japan)	9,000	197,551
Talanx AG (Germany)	21,690	2,811,929
Tokio Marine Holdings, Inc. (Japan)	52,000	2,203,815
Travelers Cos., Inc. (The)	18,052	4,829,632
Unipol Assicurazioni SpA (Italy)	105,660	2,092,572
Unum Group	26,400	2,132,064
Zurich Insurance Group AG (Switzerland)	8,517	5,959,542

		200,432,729

Interactive Media & Services — 2.0%
Alphabet, Inc. (Class A Stock)	431,704	76,079,196
Alphabet, Inc. (Class C Stock)	244,300	43,336,377
Diamond Sports Group LLC*	18,991	261,126
LY Corp. (Japan)	104,200	383,727
Meta Platforms, Inc. (Class A Stock)	156,520	115,525,847
REA Group Ltd. (Australia)	8,504	1,346,684
Scout24 SE (Germany), 144A	19,881	2,744,549
Tencent Holdings Ltd. (China)	15,643	1,007,966

		240,685,472

IT Services — 0.5%
Accenture PLC (Ireland) (Class A Stock)	14,600	4,363,794
Akamai Technologies, Inc.*	21,500	1,714,840
Capgemini SE (France)	5,375	920,396
Cognizant Technology Solutions Corp. (Class A Stock)	124,700	9,730,341
DXC Technology Co.*	56,500	863,885
Fujitsu Ltd. (Japan)	93,500	2,268,252
Gartner, Inc.*	14,900	6,022,878

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
International Business Machines Corp.	30,653	$9,035,891
Kyndryl Holdings, Inc.*	36,600	1,535,736
NEC Corp. (Japan)	177,000	5,163,985
Nomura Research Institute Ltd. (Japan)	11,400	455,971
Obic Co. Ltd. (Japan)	33,500	1,302,650
SCSK Corp. (Japan)	94,100	2,835,015
Shopify, Inc. (Canada) (Class A Stock)*	24,361	2,810,041
Snowflake, Inc. (Class A Stock)*	58,500	13,090,545
TIS, Inc. (Japan)	23,300	780,775
Twilio, Inc. (Class A Stock)*	13,500	1,678,860
Wix.com Ltd. (Israel)*	3,300	522,918

		65,096,773

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	17,400	623,602
Hasbro, Inc.	12,183	899,349

		1,522,951

Life Sciences Tools & Services — 0.2%
Danaher Corp.	50,400	9,956,016
Eurofins Scientific SE (Luxembourg)	8,825	628,916
Lonza Group AG (Switzerland)	5,511	3,941,266
QIAGEN NV	40,327	1,942,940
Sartorius Stedim Biotech (France)	3,712	888,142
Thermo Fisher Scientific, Inc.	18,200	7,379,372
West Pharmaceutical Services, Inc.	8,800	1,925,440

		26,662,092

Machinery — 0.9%
Alfa Laval AB (Sweden)	20,932	881,627
Allison Transmission Holdings, Inc.	88,966	8,450,880
Alstom SA (France)*	132,485	3,092,324
Atlas Copco AB (Sweden) (Class B Stock)	93,433	1,329,793
Caterpillar, Inc.	9,819	3,811,834
Crane Co.	18,200	3,455,998
Cummins, Inc.	7,600	2,489,000
Deere & Co.	27,969	14,221,957
Dover Corp.	31,519	5,775,226
Epiroc AB (Sweden) (Class B Stock)	21,510	412,401
FANUC Corp. (Japan)	54,500	1,479,527
Flowserve Corp.	79,700	4,172,295
Fortive Corp.	13,150	685,510
Gates Industrial Corp. PLC*	48,256	1,111,336
GEA Group AG (Germany)	11,330	794,234
ITT, Inc.	20,600	3,230,698
Komatsu Ltd. (Japan)	110,000	3,629,289
Kone OYJ (Finland) (Class B Stock)	10,897	717,902
Makita Corp. (Japan)	27,500	846,944
MINEBEA MITSUMI, Inc. (Japan)	83,000	1,213,770
Mitsubishi Heavy Industries Ltd. (Japan)	165,100	4,131,527
Oshkosh Corp.	7,600	862,904
Otis Worldwide Corp.	27,000	2,673,540
Parker-Hannifin Corp.(a)	20,934	14,621,771
Pentair PLC	68,000	6,980,880
Sandvik AB (Sweden)	32,004	734,888
Schindler Holding AG (Switzerland)	1,830	664,815

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Schindler Holding AG (Switzerland) (Part. Cert.)	4,224	$1,572,892
SMC Corp. (Japan)	2,400	860,070
Volvo AB (Sweden) (Class B Stock)	52,488	1,476,887
Wartsila OYJ Abp (Finland)	116,964	2,764,370
Yangzijiang Shipbuilding Holdings Ltd. (China)	782,000	1,364,668

		100,511,757

Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	234	431,721
AP Moller - Maersk A/S (Denmark) (Class B Stock)	684	1,272,034
Kawasaki Kisen Kaisha Ltd. (Japan)	42,000	594,807
Mitsui OSK Lines Ltd. (Japan)	36,000	1,202,390
Nippon Yusen KK (Japan)	42,900	1,543,326
SITC International Holdings Co. Ltd. (China)	536,000	1,718,412

		6,762,690

Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	2,000	817,620
Comcast Corp. (Class A Stock)	448,743	16,015,638
Publicis Groupe SA (France)	20,061	2,265,785
WPP PLC (United Kingdom)	263,867	1,857,885

		20,956,928

Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. (Canada)(a)	12,799	1,522,185
Anglo American PLC (South Africa)	24,343	717,580
ArcelorMittal SA (Luxembourg)	45,992	1,460,444
BHP Group Ltd. (Australia)	342,824	8,247,522
BlueScope Steel Ltd. (Australia)	123,828	1,886,958
Boliden AB (Sweden)*	41,736	1,304,228
Evolution Mining Ltd. (Australia)	108,375	564,232
Fortescue Ltd. (Australia)	248,028	2,493,235
Freeport-McMoRan, Inc.	200,700	8,700,345
Glencore PLC (Australia)*	598,623	2,332,620
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	166,912	1,253,908
JFE Holdings, Inc. (Japan)	82,000	953,878
Newmont Corp.	39,200	2,283,792
Nippon Steel Corp. (Japan)	111,400	2,106,790
Northern Star Resources Ltd. (Australia)	108,233	1,336,909
Nucor Corp.	10,800	1,399,032
Rio Tinto Ltd. (Australia)	22,624	1,601,559
Rio Tinto PLC (Australia)	75,725	4,407,507
South32 Ltd. (Australia)	227,075	433,917
Valterra Platinum Ltd. (South Africa)*	2,828	124,219

		45,130,860

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Rithm Capital Corp.	122,500	1,383,025

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	97,310	3,575,169

	Shares	Value

COMMON STOCKS (continued)
Multi-Utilities (cont’d.)
CMS Energy Corp.	52,261	$3,620,642
Dominion Energy, Inc.	47,807	2,702,052
DTE Energy Co.	45,900	6,079,914
E.ON SE (Germany)	381,254	7,024,849
Engie SA (France)	242,058	5,689,042
National Grid PLC (United Kingdom)	384,247	5,640,232
NiSource, Inc.	366,119	14,769,240
Public Service Enterprise Group, Inc.	30,228	2,544,593
Sembcorp Industries Ltd. (Singapore)	204,500	1,101,660
Veolia Environnement SA (France)	83,032	2,964,398

		55,711,791

Office REITs — 0.0%

Cousins Properties, Inc.	35,021	1,051,681

Oil, Gas & Consumable Fuels — 1.5%
ARC Resources Ltd. (Canada)	58,751	1,238,657
BP PLC	401,658	2,001,179
Cenovus Energy, Inc. (Canada)	186,681	2,540,260
Cheniere Energy, Inc.	33,851	8,243,396
Chevron Corp.(a)	170,186	24,368,933
ConocoPhillips	92,525	8,303,194
Devon Energy Corp.	149,700	4,761,957
Enbridge, Inc. (Canada)	38,312	1,737,298
ENEOS Holdings, Inc. (Japan)	408,000	2,022,388
Eni SpA (Italy)	65,344	1,055,575
EOG Resources, Inc.	115,950	13,868,779
Equinor ASA (Norway)	104,158	2,630,412
Exxon Mobil Corp.	349,269	37,651,198
Idemitsu Kosan Co. Ltd. (Japan)	33,000	200,125
Inpex Corp. (Japan)(a)	89,200	1,252,115
LUKOIL PJSC (Russia), ADR*^(a)	15,069	2
Marathon Petroleum Corp.	11,100	1,843,821
Ovintiv, Inc.	23,700	901,785
Phillips 66	26,600	3,173,380
Repsol SA (Spain)	14,486	211,878
Shell PLC.	578,985	20,200,528
Shell PLC, ADR	85,127	5,993,792
TotalEnergies SE (France)	166,799	10,195,199
Valero Energy Corp.	32,300	4,341,766
Williams Cos., Inc. (The)	248,180	15,588,186

		174,325,803

Passenger Airlines — 0.1%
International Consolidated Airlines Group SA (United Kingdom)	713,923	3,363,450
Qantas Airways Ltd. (Australia)	723,559	5,111,635
Ryanair Holdings PLC (Italy)	18,750	531,857
Singapore Airlines Ltd. (Singapore)	168,000	921,439

		9,928,381

Personal Care Products — 0.2%
L’Oreal SA (France)	14,222	6,092,044
Unilever PLC (United Kingdom) (XLON)	134,103	8,183,804
Unilever PLC (United Kingdom) (XAMS)	52,858	3,226,312

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Personal Care Products (cont’d.)
Unilever PLC (United Kingdom), ADR	133,241	$8,150,352

		25,652,512

Pharmaceuticals — 1.8%
Astellas Pharma, Inc. (Japan)	149,300	1,461,790
AstraZeneca PLC (United Kingdom)	93,136	12,961,660
AstraZeneca PLC (United Kingdom), ADR	89,730	6,270,332
Bayer AG (Germany)	54,420	1,639,527
Bristol-Myers Squibb Co.	311,824	14,434,333
Chugai Pharmaceutical Co. Ltd. (Japan)	28,400	1,482,986
Daiichi Sankyo Co. Ltd. (Japan)	49,600	1,149,138
Elanco Animal Health, Inc.*	544,049	7,769,020
Eli Lilly & Co.	46,509	36,255,161
Galderma Group AG (Switzerland)	30,093	4,374,189
GSK PLC	267,827	5,106,515
Haleon PLC	97,589	501,571
Hikma Pharmaceuticals PLC (United Kingdom)	56,531	1,542,676
Ipsen SA (France)	4,985	593,802
Johnson & Johnson	93,606	14,298,317
Merck & Co., Inc.	241,206	19,093,867
Merck KGaA (Germany)	3,526	457,175
Novartis AG	131,468	15,957,206
Novo Nordisk A/S (Denmark) (Class B Stock)	149,330	10,347,681
Orion OYJ (Finland) (Class B Stock)	32,637	2,455,396
Otsuka Holdings Co. Ltd. (Japan)	25,500	1,264,272
Pfizer, Inc.	356,300	8,636,712
Recordati Industria Chimica e Farmaceutica SpA (Italy)	7,896	496,303
Roche Holding AG	51,739	16,888,639
Roche Holding AG, ADR(a)	32,623	1,329,713
Sandoz Group AG (Switzerland)	15,780	864,797
Sanofi SA	109,201	10,572,154
Sanofi SA, ADR	37,303	1,802,108
Shionogi & Co. Ltd. (Japan)	16,500	297,038
Takeda Pharmaceutical Co. Ltd. (Japan)	149,000	4,600,078
UCB SA (Belgium)	12,337	2,427,401

		207,331,557

Professional Services — 0.3%
Automatic Data Processing, Inc.	42,400	13,076,160
Clarivate PLC*(a)	275,500	1,184,650
Computershare Ltd. (Australia)	98,277	2,578,207
Concentrix Corp.(a)	16,400	866,822
Equifax, Inc.	3,200	829,984
Experian PLC	58,604	3,021,989
Genpact Ltd.	20,200	889,002
Jacobs Solutions, Inc.	8,000	1,051,600
KBR, Inc.	18,900	906,066
ManpowerGroup, Inc.	25,100	1,014,040
Paylocity Holding Corp.*	9,600	1,739,424
Recruit Holdings Co. Ltd. (Japan)	72,200	4,245,839
RELX PLC (United Kingdom)	45,329	2,456,727

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Science Applications International Corp.	8,400	$945,924
Teleperformance SE (France)	5,675	551,198
Wolters Kluwer NV (Netherlands)	3,032	507,066

		35,864,698

Real Estate Management & Development — 0.2%
Daito Trust Construction Co. Ltd. (Japan)	5,600	609,943
Daiwa House Industry Co. Ltd. (Japan)	40,700	1,398,566
Henderson Land Development Co. Ltd. (Hong Kong)	194,000	681,327
Hongkong Land Holdings Ltd. (Hong Kong)	40,000	230,931
Howard Hughes Holdings, Inc.*	19,600	1,323,000
Jones Lang LaSalle, Inc.*	29,400	7,519,932
KE Holdings, Inc. (China), ADR	54,603	968,657
LEG Immobilien SE (Germany)	3,814	339,490
Mitsubishi Estate Co. Ltd. (Japan)	28,600	536,168
Mitsui Fudosan Co. Ltd. (Japan)	205,900	1,993,334
Sumitomo Realty & Development Co. Ltd. (Japan)	5,200	200,821
Sun Hung Kai Properties Ltd. (Hong Kong)	24,000	276,553
Swiss Prime Site AG (Switzerland)	3,245	487,153
Vonovia SE (Germany)	36,079	1,279,123
Zillow Group, Inc. (Class C Stock)*	17,500	1,225,875

		19,070,873

Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	58,500	2,110,095
AvalonBay Communities, Inc.(a)	5,265	1,071,428
Camden Property Trust	42,274	4,763,857

		7,945,380

Retail REITs — 0.1%
Klepierre SA (France)	49,950	1,974,988
Realty Income Corp.(a)	58,600	3,375,946
Scentre Group (Australia)	806,177	1,893,481
Vicinity Ltd. (Australia)	782,361	1,277,177

		8,521,592

Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.*	14,100	2,000,790
Advantest Corp. (Japan)	42,600	3,157,982
Analog Devices, Inc.	75,030	17,858,641
Applied Materials, Inc.	28,900	5,290,723
ASM International NV (Netherlands)	1,432	918,596
ASML Holding NV (Netherlands) (XNGS)	22,916	18,363,435
ASML Holding NV (Netherlands) (NYSE)	2,368	1,897,691
Broadcom, Inc.	332,027	91,523,242
Disco Corp. (Japan)	5,600	1,658,963
Infineon Technologies AG (Germany)	79,694	3,400,706
Lam Research Corp.	118,646	11,549,002
Lasertec Corp. (Japan)	4,200	563,055

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Marvell Technology, Inc.	56,100	$4,342,140
MediaTek, Inc. (Taiwan)	31,757	1,360,745
Microchip Technology, Inc.	19,600	1,379,252
Micron Technology, Inc.	62,756	7,734,677
Nova Ltd. (Israel)*	4,958	1,405,512
NVIDIA Corp.	1,513,717	239,152,149
NXP Semiconductors NV (Netherlands)	46,442	10,147,112
QUALCOMM, Inc.	68,500	10,909,310
Renesas Electronics Corp. (Japan)	88,500	1,094,872
SCREEN Holdings Co. Ltd. (Japan)	17,300	1,406,688
STMicroelectronics NV (Singapore)	70,361	2,157,409
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	56,936	12,895,435
Teradyne, Inc.	21,400	1,924,288
Texas Instruments, Inc.	57,985	12,038,846
Tokyo Electron Ltd. (Japan)	23,600	4,519,623

		470,650,884

Software — 3.9%
Adobe, Inc.*	23,995	9,283,186
AppLovin Corp. (Class A Stock)*	34,886	12,212,891
Atlassian Corp. (Class A Stock)*	19,400	3,939,946
Autodesk, Inc.*	24,300	7,522,551
Cadence Design Systems, Inc.*	7,164	2,207,587
Check Point Software Technologies Ltd. (Israel)*	3,100	685,875
Constellation Software, Inc. (Canada)	596	2,185,384
CyberArk Software Ltd.*	13,880	5,647,494
Dassault Systemes SE (France)	19,747	715,663
Docusign, Inc.*	12,086	941,378
Dynatrace, Inc.*	31,000	1,711,510
Gen Digital, Inc.	123,100	3,619,140
Intuit, Inc.	30,539	24,053,433
Microsoft Corp.	513,802	255,570,253
Monday.com Ltd.*	3,100	974,888
Nemetschek SE (Germany)	3,905	566,197
Nice Ltd. (Israel)*	6,410	1,086,580
Nutanix, Inc. (Class A Stock)*	18,900	1,444,716
Oracle Corp.	150,557	32,916,277
Oracle Corp. (Japan)	4,300	512,520
Palantir Technologies, Inc. (Class A Stock)*	87,800	11,968,896
Roper Technologies, Inc.	2,400	1,360,416
Sage Group PLC (The) (United Kingdom)	31,761	545,425
Salesforce, Inc.	78,315	21,355,717
SAP SE (Germany)	67,838	20,743,467
ServiceNow, Inc.*	17,300	17,785,784
Xero Ltd. (New Zealand)*	25,471	3,013,965
Zoom Communications, Inc. (Class A Stock)*	92,900	7,244,342

		451,815,481

Specialized REITs — 0.3%
American Tower Corp.	18,187	4,019,691
Crown Castle, Inc.	60,100	6,174,073
Digital Realty Trust, Inc.	7,598	1,324,559
Equinix, Inc.	12,600	10,022,922

	Shares	Value

COMMON STOCKS (continued)
Specialized REITs (cont’d.)
Gaming & Leisure Properties, Inc.	68,440	$3,194,779
Iron Mountain, Inc.	29,500	3,025,815
Public Storage	29,800	8,743,916

		36,505,755

Specialty Retail — 0.8%
AutoZone, Inc.*	200	742,446
Avolta AG (Switzerland)*	31,871	1,736,048
Bath & Body Works, Inc.	54,600	1,635,816
CarMax, Inc.*	63,100	4,240,951
Carvana Co.*	11,800	3,976,128
Fast Retailing Co. Ltd. (Japan)	7,000	2,400,049
Gap, Inc. (The)	56,100	1,223,541
Home Depot, Inc. (The)	62,462	22,901,068
Industria de Diseno Textil SA (Spain)	47,398	2,472,600
JD Sports Fashion PLC (United Kingdom)	1,295,495	1,579,823
Kingfisher PLC (United Kingdom)	527,080	2,104,945
Lowe’s Cos., Inc.	116,897	25,935,937
TJX Cos., Inc. (The)	101,185	12,495,336
Ulta Beauty, Inc.*	14,500	6,783,390
Zalando SE (Germany), 144A*	27,878	919,900

		91,147,978

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	950,673	195,049,579
Canon, Inc. (Japan)	16,800	487,263
Dell Technologies, Inc. (Class C Stock)	11,177	1,370,300
FUJIFILM Holdings Corp. (Japan)	44,200	957,177
Hewlett Packard Enterprise Co.	108,794	2,224,837
HP, Inc.	50,000	1,223,000
Logitech International SA (Switzerland)	10,919	990,184
Samsung Electronics Co. Ltd. (South Korea)	45,056	1,992,449
Seagate Technology Holdings PLC(a)	21,267	3,069,466
Xiaomi Corp. (China) (Class B Stock), 144A*	594,928	4,579,599

		211,943,854

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	17,699	4,131,476
Amer Sports, Inc. (Finland)*	150,700	5,841,132
Asics Corp. (Japan)	190,000	4,845,073
Brunello Cucinelli SpA (Italy)	24,438	2,966,844
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	31,727	6,003,791
Deckers Outdoor Corp.*	8,100	834,867
Hermes International SCA (France)	1,994	5,405,466
LVMH Moet Hennessy Louis Vuitton SE (France)	12,921	6,762,593
Moncler SpA (Italy)	62,554	3,568,175
NIKE, Inc. (Class B Stock)	15,614	1,109,219
On Holding AG (Switzerland) (Class A Stock)*	24,727	1,287,040
Pandora A/S (Denmark)	10,495	1,849,171
Ralph Lauren Corp.	9,269	2,542,301
Tapestry, Inc.	29,400	2,581,614

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
VF Corp.(a)	112,400	$1,320,700

		51,049,462

Tobacco — 0.3%
Altria Group, Inc.	58,500	3,429,855
British American Tobacco PLC (United Kingdom)	57,634	2,740,287
Imperial Brands PLC (United Kingdom)	123,390	4,875,160
Japan Tobacco, Inc. (Japan)(a)	48,200	1,419,944
Philip Morris International, Inc.	150,271	27,368,857

		39,834,103

Trading Companies & Distributors — 0.4%
AddTech AB (Sweden) (Class B Stock)	23,344	795,833
AerCap Holdings NV (Ireland)	17,800	2,082,600
Ashtead Group PLC (United Kingdom)	16,605	1,064,813
Core & Main, Inc. (Class A Stock)*	17,202	1,038,141
Ferguson Enterprises, Inc.	8,435	1,847,037
ITOCHU Corp. (Japan)	93,900	4,917,075
Marubeni Corp. (Japan)	83,300	1,679,182
Mitsubishi Corp. (Japan)	412,100	8,234,534
Mitsui & Co. Ltd. (Japan)	97,500	1,987,048
MonotaRO Co. Ltd. (Japan)	34,500	679,162
Sumitomo Corp. (Japan)	138,900	3,584,554
Toyota Tsusho Corp. (Japan)	181,800	4,117,997
United Rentals, Inc.	4,069	3,065,585
W.W. Grainger, Inc.	4,100	4,264,984
WESCO International, Inc.	43,500	8,056,200

		47,414,745

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	85,729	2,288,431
Getlink SE (France)	65,053	1,255,785
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	1,797	412,627

		3,956,843

Water Utilities — 0.0%
American Water Works Co., Inc.	37,800	5,258,358
United Utilities Group PLC (United Kingdom)	102,722	1,613,019

		6,871,377

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	213,100	3,659,052
SoftBank Group Corp. (Japan)	29,400	2,137,557
Tele2 AB (Sweden) (Class B Stock)	96,795	1,412,957
T-Mobile US, Inc.	44,500	10,602,570
Vodafone Group PLC (United Kingdom)	1,895,530	2,029,073

		19,841,209

TOTAL COMMON STOCKS
(cost $4,228,369,770)		5,241,496,348

	Shares	Value

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,662	$387,160
Volkswagen AG (Germany) (PRFC)	11,705	1,237,376

		1,624,536

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	19,158	1,505,504

Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	5,531	1,408,734

TOTAL PREFERRED STOCKS
(cost $4,436,783)		4,538,774

UNAFFILIATED EXCHANGE-TRADED FUNDS — 12.1%
Dimensional International Core Equity Market ETF	2,666,809	92,191,587
Dimensional US Equity Market ETF	8,635,996	578,784,452
iShares Core MSCI EAFE ETF	223,002	18,616,207
iShares Core S&P 500 ETF	250,429	155,491,366
iShares Core U.S. Aggregate Bond ETF	294,179	29,182,557
iShares Gold Trust*	455,800	28,423,688
iShares JP Morgan USD Emerging Markets Bond ETF	199,521	18,479,635
iShares MSCI EAFE ETF(a)	438,375	39,186,341
iShares Russell 1000 Growth ETF	150,588	63,936,653
iShares Russell 1000 Value ETF	519,494	100,901,320
Vanguard Dividend Appreciation ETF	1,342,996	274,870,991
Vanguard Intermediate-Term Corporate Bond ETF	10,689	886,332
Vanguard Total Bond Market ETF	216,145	15,914,756

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS
(cost $1,345,333,740)		1,416,865,885

	Units

WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26	35,519	7,885

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 3.5%
Automobiles — 0.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	400	408,611
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30	358	360,865
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	448	440,267

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	400	$292,882
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36		300	311,613
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		500	502,131
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		52	51,462
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	101,711
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		200	197,944

				2,667,486

Collateralized Loan Obligations — 3.5%
AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.639%(c)	10/20/37		1,150	1,154,600
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.599%(c)	01/20/38		1,500	1,503,750
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.802%(c)	07/22/37		11,750	11,801,151
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.686%(c)	07/15/37		1,000	1,004,071
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.028%(c)	04/25/34	EUR	1,753	2,065,661
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.602%(c)	01/22/38		10,500	10,526,323
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.049%(c)	04/15/32	EUR	4,092	4,810,221
Series 21A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.667%(c)	04/15/38	EUR	250	293,899
Ares Loan Funding Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.420%(c)	03/31/38		10,000	10,000,778

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Arini European CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.334%(c)	04/15/39	EUR	346	$407,272
Armada Euro CLO DAC (Ireland),
Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.442%(c)	04/15/39	EUR	5,050	5,962,390
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.799%(c)	07/20/37		16,000	16,055,150
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.641%(c)	10/16/37		2,000	2,008,000
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
5.779%(c)	07/20/37		14,000	14,057,952
Battalion CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.618%(c)	07/15/31		5,579	5,585,357
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.707%(c)	01/25/35		2,000	2,004,372
Series 2021-21A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
0.010%(c)	07/15/34		1,300	1,300,000
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.688%(c)	10/15/34		2,650	2,654,312
BlueMountain CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.681%(c)	04/19/34		1,500	1,502,953
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.879%(c)	04/15/31	EUR	2,125	2,495,588
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.269%(c)	10/15/35	EUR	9,145	10,750,969
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
5.369%(c)	01/20/32		5,744	5,749,519
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.711%(c)	01/20/35		1,315	1,317,244
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.711%(c)	07/20/34		2,553	2,555,536

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.505%(c)	10/15/37	EUR	10,600	$12,433,153
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.172%(c)	01/25/37		8,000	8,038,301
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.910%(c)	05/22/32	EUR	1,099	1,293,300
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
2.939%(c)	08/26/32	EUR	6,532	7,682,186
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.640%(c)	10/17/37		2,000	2,007,268
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.969%(c)	10/20/37		10,000	10,020,925
Empower CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.637%(c)	07/20/38		1,300	1,301,865
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.279%(c)	10/15/34	EUR	4,250	5,014,811
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.892%(c)	04/22/37		17,750	17,817,896
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.528%(c)	04/15/31		681	680,484
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.656%(c)	04/15/34		2,128	2,131,769
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.709%(c)	10/20/31		603	603,152
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.058%(c)	04/25/34	EUR	1,064	1,250,206
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	10,000	11,773,971
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
5.591%(c)	04/21/31		159	158,752

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Indigo Credit Management DAC (Ireland),
Series 01A, Class B, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)
4.879%(c)	10/15/37	EUR	4,250	$5,050,809
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.929%(c)	07/15/31	EUR	1,890	2,220,249
Series 03A, Class BR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.186%(c)	10/30/38	EUR	8,500	10,008,977
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.701%(c)	10/20/34		12,250	12,272,994
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.079%(c)	07/15/32	EUR	4,738	5,564,453
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.598%(c)	10/15/32		1,937	1,941,060
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.631%(c)	10/16/37		2,000	2,007,781
Marathon CLO Ltd. (Cayman Islands),
Series 2021-16A, Class A1AR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)
0.010%(c)	04/15/34		2,600	2,600,000
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.503%(c)	10/12/30		660	660,748
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.638%(c)	07/15/31		454	454,214
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
3.726%(c)	07/20/38	EUR	10,500	12,459,620
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
6.369%(c)	07/20/37		5,750	5,777,317
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.719%(c)	07/19/37		10,000	10,037,546
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)
6.189%(c)	07/20/37		8,000	8,000,510
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.624%(c)	04/26/31		308	308,022

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.722%(c)	01/18/38		1,750	$1,755,700
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)
5.410%(c)	04/17/31		4,380	4,381,286
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.538%(c)	04/15/31		226	226,494
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.879%(c)	01/15/38	EUR	8,000	9,425,669
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.749%(c)	10/15/39	EUR	1,250	1,470,229
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.294%(c)	07/15/38	EUR	250	294,579
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
6.381%(c)	07/20/34		588	592,171
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.698%(c)	10/15/34		6,000	6,006,433
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1R, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.513%(c)	10/17/38	EUR	1,250	1,474,364
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.668%(c)	07/15/31		461	460,795
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.447%(c)	04/25/38	EUR	251	295,436
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.636%(c)	09/06/37		19,000	19,077,735
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.691%(c)	10/20/31		1,484	1,486,346
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.529%(c)	04/15/40	EUR	350	412,074
Sona Fios CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)
3.693%(c)	02/15/37	EUR	2,600	3,070,112

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.614%(c)	01/26/31		209	$209,168
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.113%(c)	01/17/32	EUR	4,574	5,375,063
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.988%(c)	04/25/30	EUR	683	802,770
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
2.811%(c)	02/20/30	EUR	2,159	2,539,029
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
5.482%(c)	04/16/31		174	173,966
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.723%(c)	07/25/34		2,128	2,130,550
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.512%(c)	10/15/38	EUR	11,000	12,971,756
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.929%(c)	04/15/37	EUR	9,000	10,627,112
Trinitas CLO Ltd. (Cayman Islands),
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.711%(c)	07/20/34		4,910	4,915,873
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.882%(c)	04/25/37		8,250	8,280,529
Venture CLO Ltd. (Cayman Islands),
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.506%(c)	07/15/32		9,651	9,661,354
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.456%(c)	04/15/33		15,250	15,277,898

				402,533,898

Consumer Loans — 0.0%
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59		52	53,496
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		185	177,286

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	$292,487
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	207,754
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	103,058
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	205,871

				1,039,952

Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.402%(c)	03/15/32	GBP	700	967,377
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.122%(c)	07/15/32	GBP	300	412,906

				1,380,283

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.074%(c)	05/25/34		16	14,978
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.934%(c)	03/25/43		7	7,297
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.002%(c)	03/20/54		14	13,623
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.074%(c)	08/25/33		13	13,193
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%(cc)	09/25/44		507	507,278
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		69	69,699
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64		210	209,214

				835,282

Other — 0.0%
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/30		370	347,790

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.034%(c)	02/25/34	3		$3,488
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.850%(c)	10/25/34	9		8,378
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.484%(c)	11/25/34	—	(r)	249
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.279%(c)	01/25/35	8		7,890
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.253%(c)	09/25/34	30		30,956

				50,961

Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	38		36,341
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	69		66,137

				102,478

TOTAL ASSET-BACKED SECURITIES (cost $398,216,049)				408,958,130

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	80		77,832
Series 2018-BN13, Class A4
3.953%	08/15/61	320		314,371
Series 2019-BN20, Class A2
2.758%	09/15/62	385		359,529
Series 2021-BN34, Class A5
2.438%	06/15/63	165		142,278
BANK5,
Series 2024-05YR08, Class A3
5.884%	08/15/57	1,000		1,043,356
Series 2024-05YR10, Class A3
5.302%	10/15/57	1,050		1,075,940
Series 2025-05YR14, Class A3
5.646%	04/15/58	1,680		1,748,650
Series 2025-05YR15, Class A3
5.452%	06/15/30	2,750		2,829,647
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	247		232,674

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-5C29, Class A3
5.208%	09/15/57		500	$509,918
Series 2025-5C34, Class A3
5.659%	05/15/58		1,060	1,105,525
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57		1,000	1,033,941
Series 2024-V10, Class A3
5.277%	09/15/57		800	818,536
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.850%(c)	06/15/42		550	550,344
BMO Mortgage Trust,
Series 2024-05C5, Class A3
5.857%	02/15/57		450	469,246
Series 2024-05C6, Class A3
5.316%	09/15/57		1,150	1,177,224
Series 2025-5C11, Class A3
5.669%	07/15/58		2,700	2,811,350
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.126%(c)	09/15/38		200	198,758
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.776%(c)	09/15/38		450	447,205
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.656%(c)	11/15/41	CAD	600	445,868
BXMT Ltd.,
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.953%(c)	10/18/42		200	198,520
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		765	715,950
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		255	248,274
Series 2019-CD08, Class A3
2.657%	08/15/57		673	623,591
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		283	278,799
Series 2016-C07, Class A2
3.585%	12/10/54		251	246,524
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50		229	223,553
Series 2019-GC41, Class A4
2.620%	08/10/56		280	260,686
Commercial Mortgage Trust,
Series 2015-LC23, Class A3
3.521%	10/10/48		189	188,936

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-COR01, Class A3
2.826%	10/10/49		336	$330,651
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		215	209,773
Series 2018-CX12, Class A3
3.959%	08/15/51		195	192,034
Series 2019-C17, Class A4
2.763%	09/15/52		105	97,661
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.265%(c)	08/07/30	GBP	294	403,392
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		227	223,351
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.745%(cc)	11/25/25		3,956	5,705
Series K055, Class X1, IO
1.464%(cc)	03/25/26		2,067	14,479
Series K097, Class X1, IO
1.214%(cc)	07/25/29		1,148	42,667
Series K131, Class X1, IO
0.828%(cc)	07/25/31		11,344	414,933
Series K741, Class X1, IO
0.645%(cc)	12/25/27		153	1,758
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
6.526%(c)	10/15/36		260	258,375
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
7.976%(c)	10/15/36		420	412,698
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52		625	582,170
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.204%(c)	03/15/39		300	300,000
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.654%(c)	03/15/39		850	850,000
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		140	136,739
Series 2019-H07, Class A3
3.005%	07/15/52		49	46,523
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		140	127,456
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.926%(c)	03/15/36		110	103,231

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.337%(c)	08/17/31	GBP	895	$1,230,280
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		325	320,352
Series 2019-C16, Class A3
3.344%	04/15/52		280	266,912
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		239	234,486
Series 2017-C41, Class A3
3.210%	11/15/50		420	410,619
Series 2019-C49, Class A3
3.749%	03/15/52		258	255,760
Series 2019-C52, Class A4
2.643%	08/15/52		180	168,417
Series 2021-C59, Class A5
2.626%	04/15/54		100	88,712
Series 2024-5C1, Class A3
5.928%	07/15/57		1,100	1,147,721

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $29,987,121)				29,253,880

CORPORATE BONDS — 2.7%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		815	767,842
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		1,975	1,982,940
6.750%	06/15/33		360	373,050
7.125%	06/15/26		83	82,946
7.500%	02/01/29		45	47,155
7.875%	04/15/27		409	411,573
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29		170	166,762

				3,832,268

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	944,515
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	700	818,711
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35		140	145,034

				1,908,260

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		18	$18,333
5.750%	04/20/29(a)		715	713,556
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		680	678,735
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,315	1,305,652
4.625%	04/15/29		270	262,158

				2,978,434

Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		145	132,657
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		1,810	1,798,767

				1,931,424

Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28	EUR	300	353,678
3.500%	06/27/31	EUR	800	941,233
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		525	442,682
4.750%	01/15/43		12	9,231
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		363	331,230
4.950%	05/28/27		220	218,593
5.850%	05/17/27		345	347,717
6.798%	11/07/28		200	207,247
6.800%	05/12/28		675	697,709
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30	EUR	400	468,933
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.625%	04/04/32		475	480,181
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		225	223,079
4.875%	11/01/27		260	261,194
Volkswagen Financial Services NV (Germany),
Gtd. Notes, EMTN
3.250%	04/13/27	GBP	200	267,529
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	903,450

				6,153,686

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		75	$77,826
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28		475	476,188
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 7.500%
6.750%	11/15/29	EUR	100	122,927
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		365	376,382
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,675	2,645,114

				3,698,437

Banks — 0.6%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		500	502,576
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	300	346,671
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	500	536,851
0.500%	05/25/30	EUR	200	211,348
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	11,500	1,766,643
AIB Group PLC (Ireland),
Jr. Sub. Notes
7.125%(ff)	10/30/29(oo)	EUR	200	247,464
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	650	791,539
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		200	220,000
Banco de Sabadell SA (Spain),
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	200	247,162
5.500%(ff)	09/08/29	EUR	100	127,229
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)		200	220,495
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	400	483,923
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	100	112,412
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	200	243,258
4.000%	03/13/32	EUR	300	362,979
4.250%	03/18/37	EUR	200	236,987

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,305	$1,148,710
5.162%(ff)	01/24/31		455	466,384
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29		555	520,235
Sub. Notes
3.846%(ff)	03/08/37		77	70,444
5.744%(ff)	02/12/36		1,070	1,086,949
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	250	301,421
Sr. Unsec’d. Notes, EMTN
5.000%(ff)	07/04/31	EUR	200	254,319
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33	EUR	300	353,916
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.090%(ff)	11/06/29	GBP	200	291,963
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	400	464,565
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.050%	11/20/29	EUR	1,491	1,584,415
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		400	420,000
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		670	682,581
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33		210	218,201
Sr. Non-Preferred Notes, EMTN
2.125%(ff)	01/23/27	EUR	1,000	1,176,230
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	500	583,778
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31		250	258,604
6.714%(ff)	10/19/29		525	555,199
7.003%(ff)	10/19/34		250	274,428
Sr. Non-Preferred Notes, EMTN
4.375%	07/13/28	EUR	100	123,313
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30	EUR	100	118,141
CaixaBank SA (Spain),
Jr. Sub. Notes
7.500%(ff)	01/16/30(oo)	EUR	200	258,183
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		200	208,842
6.840%(ff)	09/13/34		200	219,162
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		240	247,955
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		800	807,592

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
5.875%	04/30/29		2,600	$2,700,410
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		440	436,796
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		425	419,463
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		195	172,748
3.980%(ff)	03/20/30		180	176,356
4.412%(ff)	03/31/31		625	618,180
4.542%(ff)	09/19/30		205	203,988
4.786%(ff)	03/04/29		2,250	2,266,205
5.174%(ff)	02/13/30		1,240	1,264,743
5.449%(ff)	06/11/35		15	15,332
Sub. Notes
5.827%(ff)	02/13/35		90	91,745
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.253%(ff)	03/05/31		1,000	1,013,293
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		199	203,799
Commerzbank AG (Germany),
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32	EUR	400	483,242
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	400	490,894
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	300	194,277
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		290	304,361
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28		250	250,077
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	100	111,081
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30		200	198,935
5.705%(ff)	03/01/30		445	461,113
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		295	286,269
4.999%(ff)	09/11/30		165	166,003
6.819%(ff)	11/20/29		150	159,833
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	1,165,770
3.375%(ff)	02/13/31	EUR	600	707,475
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	660	401,712
6.100%	02/21/33	AUD	200	137,055
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	200	231,806
3.400%	08/18/25	CNH	1,000	139,941

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.500%	07/02/25	CNH	1,000	$139,699
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28(x)		200	215,067
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		800	806,546
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		400	392,577
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,095	947,934
4.692%(ff)	10/23/30		680	681,993
5.016%(ff)	10/23/35		246	243,030
5.049%(ff)	07/23/30		180	182,884
5.207%(ff)	01/28/31		140	143,239
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		390	362,783
3.000%(ff)	07/22/28	GBP	975	1,289,886
5.130%(ff)	11/19/28		200	202,325
5.546%(ff)	03/04/30		285	293,147
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	250	305,884
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	700	839,620
Sr. Preferred Notes, 144A
6.625%	06/20/33		365	395,162
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29		830	778,950
2.545%(ff)	11/08/32		250	220,072
4.603%(ff)	10/22/30		1,550	1,555,426
4.946%(ff)	10/22/35		50	49,484
4.995%(ff)	07/22/30		890	906,132
KBC Group NV (Belgium),
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	300	424,108
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		13	13,867
Sr. Unsec’d. Notes, GMTN
5.121%(ff)	04/04/31		584	590,796
Krung Thai Bank PCL (Thailand),
Jr. Sub. Notes
4.400%(ff)	03/25/26(oo)		200	196,900
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(oo)		200	195,500
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
0.375%	06/09/26	EUR	100	115,209
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.098%(ff)	05/13/31		1,290	1,313,451

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	650	$745,760
4.654%(ff)	10/18/30		1,655	1,658,419
5.173%(ff)	01/16/30		365	372,691
5.230%(ff)	01/15/31		95	97,414
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	139,000
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		860	792,628
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		175	156,178
5.250%(ff)	04/21/34		75	76,311
5.424%(ff)	07/21/34		68	69,684
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		600	612,720
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	1,000	1,199,471
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)		200	199,340
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		115	115,282
QNB Finance Ltd. (Qatar),
Gtd. Notes, MTN
4.900%	02/01/28	AUD	300	199,193
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30		200	199,461
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	630	754,368
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		365	321,048
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33		210	217,318
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,167,325
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		230	231,700
5.545%(ff)	01/21/29		235	239,702
7.018%(ff)	02/08/30		200	214,776
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	650	799,242
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.711%(ff)	01/24/35		45	46,628
5.867%(ff)	06/08/34		60	62,649
TSB Bank PLC (United Kingdom),
Covered Bonds
3.319%	03/05/29	EUR	900	1,087,698

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
U.S. Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	1,000	$1,213,336
5.678%(ff)	01/23/35		35	36,348
5.836%(ff)	06/12/34		95	99,767
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		220	239,800
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	1,100	1,458,824
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28	EUR	1,400	1,602,952
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		820	815,557
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	200	247,369
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.211%(ff)	12/03/35		355	356,457
5.244%(ff)	01/24/31		130	133,358
5.499%(ff)	01/23/35		85	87,196
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		330	301,494
5.557%(ff)	07/25/34		47	48,536

				67,044,640

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		210	183,278
5.750%	03/02/63		35	34,027

				217,305

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	200	250,380
CRH SMW Finance DAC,
Gtd. Notes, EMTN
4.000%	07/11/31	EUR	100	122,248
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		530	529,460
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27(a)		1,825	1,698,516
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		735	756,262
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		185	190,833
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,240	1,237,153

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		115	$103,282
4.375%	07/15/30		992	938,890

				5,827,024

Chemicals — 0.0%
Alpek SAB de CV (Mexico),
Gtd. Notes
4.250%	09/18/29		200	190,062
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes
4.500%	01/10/28		200	171,740
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		70	62,258
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes
8.500%	03/15/29	EUR	100	116,841
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		1,060	1,060,625

				1,601,526

Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	400	480,141
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		845	821,929
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		965	932,730
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		815	760,103
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.625%	02/28/36	EUR	200	241,244
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	212,421
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		600	594,683
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		340	344,312
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	400	468,530
4.250%	09/25/30	GBP	400	527,750
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		600	634,809

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	400	$493,724
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.250%	06/15/33		210	220,085
Sr. Unsec’d. Notes, 144A
7.000%	06/15/30		510	533,968
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	400	478,907
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes
8.250%	11/15/28		200	207,750
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/24/34	EUR	100	119,426
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		370	374,071
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.185%(s)	02/15/43		110	36,729
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,035	950,782
3.875%	02/15/31		60	56,405
4.875%	01/15/28		455	453,348
5.250%	01/15/30		895	897,533
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		45	40,726

				10,882,106

Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		446	488,189

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		375	357,164
American Express Co.,
Sr. Unsec’d. Notes
5.667%(ff)	04/25/36		70	72,513
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27		70	68,110
4.950%	01/15/28		190	190,712
5.150%	01/15/30		105	105,634
5.375%	05/30/30		355	361,211
5.750%	03/01/29		490	503,720
5.750%	11/15/29		145	148,448
6.375%	05/04/28		345	358,534
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32(x)		400	403,667

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		95	$96,811
Gtd. Notes, 144A
4.000%	03/15/29		124	120,484
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		1,975	1,977,154
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29		725	713,242
7.125%	03/15/26		632	641,248
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	400	441,778
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		484	464,500
5.750%	09/15/31		575	563,933
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	600	670,937
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		600	678,426
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26		200	194,300

				9,132,526

Electric — 0.2%
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26		65	63,765
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		10	10,282
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	400	454,246
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		281	246,481
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		1,375	1,304,331
4.500%	02/15/28		970	961,166
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		30	29,604
5.000%	02/01/31		360	355,980
5.125%	03/15/28		1,396	1,394,699
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	300	345,296
4.125%	04/30/33	EUR	100	118,947

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.672%	10/20/35		295	$297,434
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35		244	244,743
5.672%	10/20/35		205	206,691
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		372	386,880
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36		598	531,780
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		55	58,779
Duke Energy Carolinas LLC,
First Mortgage
5.400%	01/15/54		7	6,740
Duke Energy Progress LLC,
First Mortgage
5.550%	03/15/55		3	2,934
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)		120	116,028
Jr. Sub. Notes, Series A
5.375%(ff)	03/09/26(oo)		155	145,774
Sr. Unsec’d. Notes
5.450%	06/15/29(a)		190	187,905
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	228,273
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76		75	75,562
Enel Finance International NV (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	06/15/52		200	183,378
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27		200	199,000
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
3.625%	03/06/31	EUR	200	241,484
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54		30	29,802
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54		90	93,128
Entergy Mississippi LLC,
First Mortgage
5.800%	04/15/55		7	7,018
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		20	19,102

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	$1,516,875
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	63,363
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47		139	118,221
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
2.866%	09/15/28		60	57,126
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	700	815,981
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		400	356,284
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	526,815
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		90	83,670
5.400%	06/01/33		315	318,511
5.650%	05/09/34		70	71,766
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		145	127,150
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.281%(c)	07/24/26	EUR	600	698,501
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	100	111,670
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	100	120,450
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	100	109,135
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.375%(ff)	08/15/55		35	35,801
6.750%(ff)	06/15/54		135	140,243
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		859	863,380
Gtd. Notes, 144A
3.375%	02/15/29		110	103,801
3.625%	02/15/31		529	487,036
3.875%	02/15/32		35	32,194
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	304,651
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		455	447,832
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	700	821,869

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	400	$243,070
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		70	55,473
5.800%	05/15/34		160	159,963
6.000%	08/15/35		245	247,704
6.150%	01/15/33		70	72,143
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	600	613,787
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		49	46,475
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		65	60,628
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34		32	31,055
5.450%	03/01/35		60	58,925
5.900%	03/01/55		17	15,554
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,450	1,467,453
8.000%(ff)	10/15/26(oo)		1,975	2,021,697
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,500	1,626,596
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		2,085	2,082,050
5.500%	09/01/26		10	10,005
5.625%	02/15/27		885	884,683
6.875%	04/15/32		315	329,349
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		45	44,413
5.700%	12/30/34		75	76,357
6.000%	04/15/34		120	124,667

				27,151,604

Electrical Components & Equipment — 0.0%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.000%	03/15/31	EUR	1,200	1,411,848
3.500%	03/15/37	EUR	800	927,266

				2,339,114

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29	EUR	450	543,330
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	400	482,639

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electronics (cont’d.)
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		75	$68,452

				1,094,421

Energy-Alternate Sources — 0.0%
India Green Power Holdings (India),
Sec’d. Notes
4.000%	02/22/27		217	209,880

Engineering & Construction — 0.1%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	222,310
2.000%	02/15/33	EUR	2,100	2,195,652
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	400	437,835
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	125,216
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.125%	10/08/32	EUR	300	316,735
1.875%	03/14/36	EUR	100	101,221
6.450%	12/10/33	GBP	100	145,405
IHS Holding Ltd. (Nigeria),
Gtd. Notes
6.250%	11/29/28		200	194,875
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		256	248,192
5.500%	07/31/47		200	164,835
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	285,033
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		275	255,124

				4,692,433

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		1,250	1,193,084
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		400	414,439
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		800	773,436
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,000	545,194
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42		50	33,599
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		30	29,766

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
6.250%	03/15/33		495	$498,265
7.125%	02/15/31		380	404,893

				3,892,676

Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		300	313,482

Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		625	568,746
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.125%	05/14/30	GBP	3,370	4,342,498
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	1,700	2,320,904
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	884	1,206,870
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		540	548,405
7.250%	11/15/53		55	61,863
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36		280	279,621
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		1,365	1,301,471
4.375%	01/31/32		500	467,997
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		130	131,530
5.650%	05/01/45		28	28,025
5.700%	05/01/55		230	229,423
Mondelez International, Inc.,
Sr. Unsec’d. Notes
4.625%	07/03/31	CAD	900	684,917
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		275	273,907
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		475	441,302

				12,887,479

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		44	43,657
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		180	187,586
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		45	47,196

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	700	$730,565

				1,009,004

Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
3.250%	03/08/34	EUR	600	697,370
3.375%	03/08/29	EUR	400	481,310
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32		380	331,482
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,940	1,862,670
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	600	731,147
3.875%	10/15/36	EUR	600	723,153
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31		400	415,200

				5,242,332

Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	90,943
4.625%	06/01/30		1,945	1,863,925
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		405	382,936
3.500%	07/15/51		75	49,692
4.625%	03/15/52		95	76,353
5.250%	06/15/49		5	4,444
5.450%	09/15/34		40	40,304
5.950%	09/15/54		50	48,593
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	12/01/32(a)		370	372,234
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		250	242,644
4.375%	01/15/30		1,140	1,104,623
5.125%	11/01/27		840	838,331

				5,115,022

Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		4,105	4,351,032

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		1,612	1,618,318

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		25	$25,044
7.250%	10/15/29(a)		789	794,833
Brookfield Residential Properties, Inc./Brookfield Residential US LLC
(Canada),
Gtd. Notes, 144A
6.250%	09/15/27		170	169,075
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,585	1,437,421
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		55	55,137
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		650	645,770
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,245	1,196,756
5.250%	12/15/27		16	15,927
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		226	229,614
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		545	541,865

				6,729,760

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)		280	272,292
6.625%	05/15/32		135	129,136
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28		300	315,919
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		1,025	940,956
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		500	196,495

				1,854,798

Insurance — 0.0%
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		600	614,513
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		440	408,250
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	437,632
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	650	885,531

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	400	$531,868

				2,877,794

Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		290	298,121
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		75	73,120
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
5.350%	09/15/54		20	18,690

				389,931

Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	770	872,804

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		470	462,816
7.375%	05/01/33(a)		285	267,473

				730,289

Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		190	190,238
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		50	50,250
6.750%	02/01/32		410	418,713
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		425	430,856
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		550	551,952
5.500%	04/01/28		25	25,297
5.625%	09/30/31		590	593,540
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		775	772,481

				3,033,327

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31		1,210	1,160,019
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		525	475,311

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	140	$138,042
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37	395	395,055
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27	1,400	1,405,786
6.125%	09/15/29	1,070	1,088,315
6.500%	04/15/32(a)	880	894,180
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	725	723,323

			6,280,031

Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28	123	120,262

Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	150	157,111
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	500	527,787

			684,898

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	330	307,120
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	121	112,914
4.500%	08/15/30	87	82,921
4.750%	03/01/30	350	339,241
5.000%	02/01/28	65	64,406
5.125%	05/01/27	245	244,163
5.375%	06/01/29	170	169,352
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	150	138,232
3.500%	06/01/41	160	116,104
3.900%	06/01/52	399	273,435
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56	130	76,316
4.800%	05/15/33	115	114,673
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(d)	80	53,316
7.375%	07/01/28	325	234,700
7.750%	07/01/26	1,825	1,621,186

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,575	$1,621,613
TDF Infrastructure SASU (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	300	356,882
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		845	857,543
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	600	749,302
5.250%	05/15/29	GBP	457	603,777

				8,137,196

Mining — 0.0%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		615	690,416
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		201	187,123
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		200	199,940
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
4.154%	04/29/31	EUR	200	243,240
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		270	276,698
5.634%	04/04/34		195	198,699
6.125%	10/06/28		145	151,642
6.375%	10/06/30		25	26,798
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		190	195,197
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		45	44,263
3.875%	08/15/31(a)		124	111,305
6.875%	01/30/30		450	465,289

				2,790,610

Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	100	123,918
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	500	600,401
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	700	818,065

				1,542,384

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Multi-National — 0.0%
Africa Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
5.550%	10/08/29		200	$197,312
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	247,729
4.750%	04/16/29	GBP	400	552,780
5.000%	01/24/29		395	404,188
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37	CAD	300	230,956
Sr. Unsec’d. Notes, 144A, MTN
3.590%(s)	05/28/37	CAD	1,000	444,722
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		400	419,141

				2,496,828

Oil & Gas — 0.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		425	378,834
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		25	30,526
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		335	340,830
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	650	760,231
6.450%(ff)	12/01/33(oo)		235	240,165
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		134	125,965
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		550	563,832
8.625%	11/01/30		125	126,872
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62		40	28,799
5.550%	03/15/54		50	47,766
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		50	46,540
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		480	468,840
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29		200	211,276
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32		450	436,969
5.375%	02/01/29		1,125	1,126,481
Gtd. Notes, 144A
5.875%	02/01/29		471	473,050

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		106	$104,644
6.000%	04/15/30		315	306,807
6.000%	02/01/31		106	102,535
6.250%	04/15/32		550	525,827
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		25	24,975
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45		34	25,956
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		750	766,238
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	500	677,403
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32		460	427,064
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	200	224,253
4.875%	02/21/28	EUR	800	919,395
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		585	544,933
6.875%	09/19/33		100	109,053
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54		15	13,994
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	650	731,595
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29		310	285,730

				11,197,378

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30		1,100	991,602
6.000%	06/15/29		875	898,434
Berry Global, Inc.,
Sr. Sec’d. Notes
5.650%	01/15/34		80	82,732
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		1,165	1,191,374
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		450	461,193

				3,625,335

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49		240	$197,756
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		500	500,305
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		95	78,197
5.000%	02/15/29		385	269,500
5.250%	01/30/30		535	336,055
5.250%	02/15/31		331	194,876
6.250%	02/15/29		1,516	1,069,629
7.000%	01/15/28		275	230,725
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		275	232,958
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	400	481,310
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54		290	282,514
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31		155	140,003
4.850%	12/15/29		310	314,741
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		375	360,446
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		375	325,561

				5,014,576

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,225	1,216,511
6.625%	02/01/32		280	289,225
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29		380	375,876
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		30	31,670
6.036%	11/15/33		255	267,712
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77		65	64,480
8.500%(ff)	01/15/84		55	61,256
Energy Transfer LP,
Jr. Sub. Notes
7.125%(ff)	10/01/54(a)		70	71,609
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,840	1,876,351
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		605	607,999

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Sr. Unsec’d. Notes
5.400%	10/01/47		420	$374,476
5.550%	05/15/34		85	86,114
5.600%	09/01/34		55	55,834
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78		45	44,238
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31	EUR	800	942,430
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36		275	277,406
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		325	283,955
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33		300	315,013
Gtd. Notes, 144A
6.500%	09/01/30		150	160,299
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		285	279,845
Targa Resources Corp.,
Gtd. Notes
5.550%	08/15/35		400	402,011
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79		125	124,079
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		25	23,589
4.125%	08/15/31		25	23,157
6.250%	01/15/30		210	216,582
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		2,280	2,222,199
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30		540	519,593
5.300%	03/01/48		30	25,098

				11,238,607

Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	715	775,942
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	300	333,058
1.625%	04/20/30	EUR	100	107,563
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	300	343,964

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		3,130	$3,109,042
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	975	1,119,800
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	100	110,937
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	282,631
3.200%	08/14/27	CNH	5,000	708,055
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	200	211,458

				7,102,450

Real Estate Investment Trusts (REITs) — 0.1%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.500%	10/01/35		400	404,187
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	400	399,660
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		300	253,190
Sr. Unsec’d. Notes
4.750%	02/15/28		351	324,993
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	396,130
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	500	578,816
Healthpeak OP LLC,
Gtd. Notes
5.375%	02/15/35(a)		600	606,131
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		205	161,473
5.000%	10/15/27		15	13,849
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		50	52,357
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35	EUR	100	92,263
Prologis LP,
Sr. Unsec’d. Notes
4.200%	02/15/33	CAD	300	222,069
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31	EUR	1,400	1,642,632
4.875%	07/06/30	EUR	700	884,181
5.000%	10/15/29	GBP	500	691,340

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		925	$951,178
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		1,770	1,671,781
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	400	479,204
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		750	737,392
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		2,215	2,346,875
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		375	377,183
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		5	4,794
4.250%	12/01/26		20	19,876
4.500%	09/01/26		95	94,726
4.500%	01/15/28		305	303,707
5.750%	02/01/27		5	5,069
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	500	606,409
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	100	112,929

				14,434,394

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		305	297,000
6.125%	06/15/29		490	502,862
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		516	529,144
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30		1,150	1,209,369
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31		722	855,210
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	2,000	2,592,739
12.000%	11/30/28		1,500	1,651,875
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		825	790,915
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		325	301,809
3.875%	10/01/31		300	268,668

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		1,125	$1,073,669
McDonald’s Corp.,
Sr. Unsec’d. Notes
4.857%	05/21/31	CAD	800	618,755
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29		229	217,445
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		425	436,424
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		1,000	1,000,179

				12,346,063

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	200	269,503
Sub. Notes
4.375%(ff)	04/16/34	EUR	400	483,949

				753,452

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
2.600%	02/15/33		550	470,552
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		430	389,478
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.200%	01/25/37		320	332,519
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		130	118,273
Sr. Unsec’d. Notes
5.450%	07/15/35		152	153,096
Micron Technology, Inc.,
Sr. Unsec’d. Notes
6.050%	11/01/35		50	52,296

				1,516,214

Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30		330	337,384
Fiserv Funding ULC,
Gtd. Notes
3.500%	06/15/32	EUR	300	352,120
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		55	40,579
5.375%	09/27/54		50	45,645
6.000%	08/03/55		145	144,774

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Software (cont’d.)
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.600%	06/12/34		20	$20,718

				941,220

Telecommunications — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28		200	150,500
5.750%	08/15/29		1,675	1,222,383
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	500	611,827
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	300	293,829
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		1,050	1,049,358
5.875%	10/15/27		1,025	1,025,398
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30		900	814,604
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		660	671,517
10.750%	12/15/30		2,725	3,088,784
11.000%	11/15/29		2,079	2,392,551
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		40	48,527
Sprint LLC,
Gtd. Notes
7.625%	03/01/26		15	15,130
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750 or PIK N/A
11.750%	03/01/28	GBP	1,203	173,396
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	690	877,704
4.500%	07/15/31	GBP	1,500	1,832,282
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		275	288,018

				14,555,808

Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	700	902,176
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	400	425,561
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	480,980

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	300	$316,237
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	107,724
0.400%	12/19/36	EUR	173	170,510
1.875%	05/25/32	EUR	400	434,018
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	200	186,047
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	400	301,312
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	400	453,501
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		520	515,520
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	104,340
7.125%	02/01/32		295	308,971

				4,706,897

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		490	501,745

TOTAL CORPORATE BONDS
(cost $308,026,502)				310,469,355

FLOATING RATE AND OTHER LOANS — 0.1%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.077%(c)	01/28/32		425	424,336
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.172%(c)	11/17/28		570	554,675

				979,011

Computers — 0.0%
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%
7.316%(c)	03/01/29		1,093	1,054,696

Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%
7.314%(c)	03/18/30		889	890,833

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		131	117,295

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (continued)
Retail — 0.0%
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%
4.730%(c)	07/01/31	EUR	3,625	$4,261,336

Telecommunications — 0.1%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%
11.780%(c)	05/25/27		971	964,342
Zegona Holdco Ltd. (United Kingdom),
Facility B Loan, 1 Month EURIBOR + 3.000%
5.348%(c)	07/17/29	EUR	5,100	5,980,727

				6,945,069

TOTAL FLOATING RATE AND OTHER LOANS (cost $13,342,898)				14,248,240

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150%
(Cap N/A, Floor 0.000%)
7.455%(c)	12/25/41		200	205,312
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250%
(Cap N/A, Floor 0.000%)
10.555%(c)	03/25/42		90	97,423
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250%
(Cap N/A, Floor 0.000%)
9.555%(c)	03/25/42		80	85,169
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450%
(Cap N/A, Floor 3.450%)
7.755%(c)	04/25/34		160	161,471
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000%
(Cap N/A, Floor 2.000%)
6.305%(c)	09/26/33		77	77,242
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000%
(Cap N/A, Floor 0.000%)
6.305%(c)	11/25/41		89	90,056
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100%
(Cap N/A, Floor 0.000%)
6.405%(c)	09/25/41		300	302,423
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350%
(Cap N/A, Floor 0.000%)
6.655%(c)	12/25/41		200	202,238
Freddie Mac REMIC,
Series 4910, Class MI, IO
4.000%	08/25/49		53	10,867
Series 5020, Class IH, IO
3.000%	08/25/50		247	41,011
GS Mortgage-Backed Securities Trust,
Series 2025-RPL3, Class A1, 144A
4.100%(cc)	07/25/65		100	96,270
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900%
(Cap N/A, Floor 2.900%)
7.205%(c)	04/25/34		153	154,150

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700%
(Cap N/A, Floor 3.700%)
8.005%(c)	11/25/31		156	$158,138

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,648,565)				1,681,770

SOVEREIGN BONDS — 1.1%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	300	349,473
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	737,946
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 168
3.500%	12/21/34	AUD	2,020	1,266,061
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	1,870	1,210,999
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	100	119,804
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	280,548
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	500	625,609
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		270	274,558
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	206,691
3.375%	11/25/32	EUR	300	360,191
3.375%	05/25/34	EUR	500	593,081
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,317	1,305,002
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	215	274,470
Sr. Unsec’d. Notes, Series 07Y
4.125%	09/23/29	EUR	200	250,020
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	300	389,939
Sr. Unsec’d. Notes, Series 30Y
1.375%	09/23/50	EUR	25	17,522
Bundesobligation (Germany),
Bonds, Series 191
2.400%	04/18/30	EUR	4,690	5,584,075
Bundesschatzanweisungen (Germany),
Bonds, Series 2Y
2.000%	12/10/26	EUR	3,425	4,042,751
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	224,678

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		1,200	$1,054,548
3.750%	01/14/32	EUR	166	198,917
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	9,000	1,599,657
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	700	722,216
City of Ottawa Ontario (Canada),
Unsec’d. Notes
4.200%	07/30/53	CAD	200	136,213
City of Vancouver (Canada),
Sr. Unsec’d. Notes
3.700%	10/18/52	CAD	350	218,488
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		500	396,125
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	1,410	1,662,986
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31		460	473,340
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	200	205,972
1.500%	06/17/31	EUR	1,300	1,426,530
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,750	1,507,655
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	55,330	2,772,998
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	8,180	400,950
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		600	553,500
Sr. Unsec’d. Notes, 144A
6.950%	03/15/37		314	320,319
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	150	187,351
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	188,224
3.450%	06/25/26	CNH	1,000	141,222
French Republic Government Bond OAT (France),
Bonds, 144A
4.750%	04/25/35	EUR	3,045	4,039,512
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		800	798,416
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	3,500	3,656,652

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	90	$116,354
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	304,999
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	575,860	1,690,476
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 06Y
4.000%	07/25/29	EUR	600	725,768
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	500	593,687
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	1,020	1,043,276
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	700	772,137
Ile-de-France Mobilites (France),
Sr. Unsec’d. Notes, EMTN
0.400%	05/28/31	EUR	600	609,844
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	600	591,036
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,960	2,373,209
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	200	191,968
6.875%	10/21/34	GBP	100	151,913
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		200	204,078
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		1,100	1,111,687
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
2.950%	07/01/30	EUR	5,290	6,312,041
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	1,705	1,936,496
4.350%	11/01/33	EUR	560	715,228
Sr. Unsec’d. Notes, Series 10Y, 144A
3.650%	08/01/35	EUR	905	1,085,440
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	35	42,841
Sr. Unsec’d. Notes, Series 15Y, 144A
3.850%	10/01/40	EUR	600	704,045
Sr. Unsec’d. Notes, Series 16Y, 144A
3.250%	03/01/38	EUR	1,085	1,224,901
3.350%	03/01/35	EUR	85	100,253
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	290	342,644
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	240	288,291
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	66,900	312,103

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bonds, Series 84
2.100%	09/20/54	JPY	5,600	$33,359
Bonds, Series 86
2.400%	03/20/55	JPY	325,650	2,074,349
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	328,850	2,021,943
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	171,716
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	650	780,231
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	100	107,307
0.000%	03/17/31	EUR	200	199,083
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	600	667,361
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	300	380,774
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	300	361,983
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	62,350	3,165,090
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	27,500	1,338,325
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,300	1,378,676
2.250%	08/12/36	EUR	400	365,607
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.750%	07/15/27	EUR	6,585	7,580,241
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	1,249,389
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	730	797,027
1.200%	04/28/33	EUR	767	760,556
Province of Manitoba (Canada),
Unsec’d. Notes
3.200%	03/05/50	CAD	900	528,627
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	288,836
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33	CAD	2,780	2,053,166
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	2,720	1,996,573

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	$305,664
Region of Ile de France (France),
Sr. Unsec’d. Notes, EMTN
2.900%	04/30/31	EUR	200	236,166
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	393	434,687
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN
5.375%	12/01/34	CAD	1,000	815,631
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	718	1,019,279
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		3,500	3,288,094
4.000%	10/17/49(a)		330	236,388
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		400	271,462
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		805	832,708
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	15,025	834,143
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 10Y
4.850%	09/30/29		300	288,516
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	150	109,936
2.750%	04/14/41	EUR	131	96,204
3.624%	05/26/30	EUR	20	22,374
Sr. Unsec’d. Notes, 144A, MTN
1.750%	07/13/30	EUR	174	175,688
3.875%	10/29/35	EUR	20	19,556
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	400	403,881
2.000%	01/28/32	EUR	197	187,965
3.875%	10/29/35	EUR	20	19,556
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	400	362,220
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	895	954,110
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	900	1,055,186
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	700	825,640
Slovakia Government Bond (Slovakia),
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	100	81,552
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	200	247,901

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		800	$813,752
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	700	711,899
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	3,200	2,045,431
1.200%	10/31/40	EUR	800	675,333
3.150%	04/30/33	EUR	1,203	1,440,035
3.450%	10/31/34	EUR	1,656	2,003,275
3.550%	10/31/33	EUR	905	1,109,817
Svensk Exportkredit AB (Sweden),
Sr. Preferred Notes, EMTN
3.375%	08/30/30	EUR	400	486,823
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
2.800%	06/17/34	THB	66,587	2,246,553
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	07/31/35	GBP	3,740	3,537,846
4.375%	07/31/54	GBP	3,526	4,193,142
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	2,765	73,403

TOTAL SOVEREIGN BONDS (cost $125,323,148)				125,081,959

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Mortgage Corp.
4.500%	09/01/50		2,188	2,122,735
5.500%	07/01/53		1,314	1,317,026
5.500%	11/01/54		2,345	2,345,605
6.000%	06/01/55		2,304	2,342,299
6.500%	05/01/54		896	930,830
6.750%	03/15/31(h)		430	491,284
Federal National Mortgage Assoc.
2.500%	07/01/50		1,664	1,403,073
2.500%	08/01/51		2,607	2,185,573
3.000%	07/01/52		3,756	3,284,986
3.500%	05/01/52		1,560	1,412,791
5.000%	04/01/53		960	944,089
5.000%	08/01/53		1,443	1,417,398
5.500%	12/01/52		1,119	1,122,369
6.000%	02/01/53		1,286	1,310,418
6.000%	09/01/53		919	942,434
6.000%	10/01/54		1,930	1,975,944
6.625%	11/15/30		405	457,689
Freddie Mac Coupon Strips
1.998%(s)	07/15/32		104	75,800
Government National Mortgage Assoc.
3.000%	10/20/51		2,130	1,886,056
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30		306	297,982

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $28,336,056)				28,266,381

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds
1.625%	11/15/50	7,410	$3,905,302
2.375%	05/15/51(h)	1,535	973,526
3.000%	02/15/49	1,950	1,437,211
3.250%	05/15/42	8,620	7,130,356
3.375%	11/15/48(h)(k)	3,255	2,575,010
4.000%	11/15/42(h)	1,247	1,137,498
4.125%	08/15/44(h)	18,430	16,889,367
4.500%	11/15/54	4,645	4,428,717
4.625%	11/15/44	195	190,917
4.750%	11/15/43(h)	10,800	10,788,187
5.000%	05/15/45(h)	2,250	2,311,523
U.S. Treasury Inflation Indexed Bonds, TIPS
1.625%	10/15/29	4,098	4,148,860
U.S. Treasury Notes
1.250%	06/30/28	605	563,264
1.875%	02/15/32	40	35,144
2.375%	03/31/29	90	85,760
2.875%	08/15/28	355	346,291
3.250%	06/30/29	160	157,100
3.500%	09/30/26	505	502,436
3.500%	02/15/33(h)(k)	8,120	7,829,456
3.750%	05/15/28	7,430	7,442,190
3.875%	05/31/27(k)	7,710	7,728,371
3.875%	08/15/33	65	64,025
4.000%	03/31/30	1,755	1,771,590
4.000%	05/31/30	2,700	2,726,578
4.125%	10/31/26	2,029	2,034,707
4.125%	02/29/32	1,499	1,512,851
4.125%	03/31/32	690	696,253
4.125%	05/31/32	3,485	3,514,949
4.250%	12/31/25	3,315	3,315,000
4.250%	01/31/26	2,515	2,515,000
4.250%	12/31/26	9,086	9,140,351
4.250%	05/15/35	2,440	2,444,194
4.375%	11/30/30	1,105	1,133,661
4.500%	05/31/29	16,590	17,044,929
4.500%	11/15/33	8	8,219
4.625%	06/30/26	4,400	4,425,609
U.S. Treasury Strips Coupon
2.070%(s)	08/15/41(k)	7,920	3,593,470
2.125%(s)	05/15/45	640	235,650
2.305%(s)	02/15/43(h)	3,540	1,470,627
2.395%(s)	05/15/43	2,445	1,000,151
2.675%(s)	05/15/44	1,485	575,106
3.077%(s)	08/15/44	865	330,623
3.340%(s)	08/15/45(h)(k)	10,235	3,720,211
3.826%(s)	11/15/40(h)(k)	6,110	2,891,249
4.340%(s)	02/15/41(k)	4,325	2,018,957
4.500%(s)	05/15/46	1,010	354,058
4.608%(s)	11/15/48	225	69,819
4.727%(s)	05/15/50	2,895	838,082
4.864%(s)	05/15/41(k)	3,910	1,799,669
4.894%(s)	11/15/42(k)	7,300	3,074,825
4.920%(s)	08/15/48	825	258,927
4.924%(s)	02/15/49	650	199,264
4.928%(s)	11/15/45	270	97,047
4.967%(s)	02/15/39(h)	270	141,887

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
4.996%(s)	11/15/43	1,905	$758,198
5.005%(s)	11/15/41	405	180,718
5.007%(s)	05/15/39(h)	265	136,968
5.021%(s)	08/15/39(h)	265	134,983
5.040%(s)	11/15/39	265	133,000
5.069%(s)	05/15/40	265	128,987
5.095%(s)	08/15/40	265	127,015
5.170%(s)	02/15/42	265	116,434
5.183%(s)	05/15/42	265	114,805
5.192%(s)	08/15/42	265	113,096
5.220%(s)	02/15/45	1,070	398,864
5.224%(s)	08/15/43	265	106,837
5.239%(s)	02/15/44	265	103,970
5.246%(s)	11/15/44	265	100,051
5.276%(s)	02/15/40	1,330	657,438

TOTAL U.S. TREASURY OBLIGATIONS (cost $166,140,679)			158,935,388

TOTAL LONG-TERM INVESTMENTS (cost $8,950,671,448)			10,608,258,567

		Shares

SHORT-TERM INVESTMENTS — 10.3%
AFFILIATED MUTUAL FUNDS — 9.7%
PGIM Core Ultra Short Bond Fund(wa)		1,024,527,180	1,024,527,180
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $114,990,091; includes $114,585,061 of cash collateral for securities on loan)(b)(wa)		115,071,935	114,991,385

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,139,517,271)			1,139,518,565

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(h)(k)(n) — 0.6%
U.S. Treasury Bills
4.269%	09/18/25	68,100	67,469,580

(cost $67,469,356)

OPTIONS PURCHASED*~ — 0.0% (cost $199,692)			177,553

TOTAL SHORT-TERM INVESTMENTS (cost $1,207,186,319)			1,207,165,698

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.0% (cost $10,157,857,767)			11,815,424,265

Value

OPTIONS WRITTEN*~ — (0.0)% (premiums received $634,458)	$(773,781)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.0% (cost $10,157,223,309)	11,814,650,484
Liabilities in excess of other assets(z) — (1.0)%	(122,343,106)

NET ASSETS — 100.0%	$11,692,307,378

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $112,485,581; cash collateral of $114,585,061 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 12.000%, 10/01/28	09/14/23	$196,000	$215,067	0.0%
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 8.375%, 04/01/32	02/04/25	400,000	403,667	0.0

Total		$596,000	$618,734	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$97.00	19	48	$3,444
3 Month SOFR	Call	12/12/25	$99.75	36	90	225
3 Month SOFR	Call	12/12/25	$99.75	5	13	31
3 Month SOFR	Put	12/12/25	$96.00	19	48	3,206

Total Exchange Traded (cost $ 9,069)						$6,906

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	26.00	—	EUR	973	$98
Currency Option EUR vs PLN	Call	CITI	07/21/25	5.00	—	EUR	982	4
Currency Option EUR vs TRY	Call	JPM	07/14/25	80.00	—	EUR	974	222
Currency Option EUR vs TRY	Call	JPM	07/24/25	90.00	—	EUR	985	655
Currency Option USD vs BRL	Call	MSI	07/02/25	6.70	—		1,182	—
Currency Option USD vs BRL	Call	MSI	07/24/25	6.50	—		681	44
Currency Option USD vs CLP	Call	MSI	07/07/25	1,100.00	—		1,189	—
Currency Option USD vs CNH	Call	DB	09/24/25	7.95	—		13,588	726
Currency Option USD vs COP	Call	MSI	07/10/25	5,000.00	—		1,124	1
Currency Option USD vs JPY	Call	CITI	07/14/25	155.00	—		1,130	4
Currency Option USD vs KRW	Call	MSI	07/10/25	1,550.00	—		1,126	—
Currency Option USD vs KRW	Call	JPM	09/25/25	1,750.00	—		3,180	42
Currency Option USD vs MXN	Call	CITI	07/08/25	22.00	—		1,187	4
Currency Option USD vs TRY	Call	JPM	07/03/25	70.00	—		592	—
Currency Option USD vs TRY	Call	CITI	07/18/25	99.00	—		565	333
Currency Option USD vs TWD	Call	CITI	07/29/25	32.00	—		2,272	48
Currency Option USD vs ZAR	Call	CITI	07/03/25	21.00	—		592	—
Currency Option EUR vs USD	Put	MSI	07/03/25	1.00	—	EUR	1,041	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.05	—	EUR	517	—
Currency Option EUR vs USD	Put	MSI	07/17/25	1.05	—	EUR	1,316	2
Currency Option USD vs BRL	Put	MSI	07/07/25	4.90	—		3,566	—
Currency Option USD vs BRL	Put	MSI	07/10/25	5.00	—		562	1
Currency Option USD vs CNH	Put	DB	09/24/25	7.00	—		13,588	43,926
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		7,300	965
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		2,024	267
Currency Option USD vs KRW	Put	JPM	09/25/25	1,331.00	—		3,180	47,668
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		1,136	95
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		1,136	95
Currency Option USD vs ZAR	Put	CITI	07/29/25	16.00	—		682	14

Total OTC Traded (cost $97,216)								$95,214

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 09/29/30	Call	CITI	09/25/25	3.29%	3.29%(A)	1 Day SOFR(A)/ 4.450%		593	$3,907
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.450%		2,040	1
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.450%		255	—
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.450%		2,040	19,298
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.450%		255	2,412
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.05%	3 Month EURIBOR(Q)/ 1.944%	2.05%(A)	EUR	2,940	1,795
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	3.50%	3 Month EURIBOR(Q)/ 1.944%	3.50%(A)	EUR	2,940	1
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.02%	1 Day TONAR(A)/ 0.477%	1.02%(A)	JPY	258,100	179
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.52%	1 Day TONAR(A)/ 0.477%	1.52%(A)	JPY	258,100	1
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.60%	CDX.NA.IG.44. V1(Q)	1.00%(Q)		25,960	28,509
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.63%	CDX.NA.IG.44. V1(Q)	1.00%(Q)		20,840	19,330

Total OTC Swaptions (cost $93,407)									$75,433

Total Options Purchased (cost $199,692)									$177,553

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25	20	50	$(12,500)
3 Month SOFR	Call	12/12/25	$96.25	22	55	(13,750)
3 Month SOFR	Put	12/12/25	$95.63	19	48	(356)
3 Month SOFR	Put	12/12/25	$96.25	20	50	(8,500)
3 Month SOFR	Put	12/12/25	$96.25	3	8	(1,275)

Total Exchange Traded (premiums received $ 53,518)						$(36,381)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	22.35	—	EUR	973	$(9,628)
Currency Option EUR vs PLN	Call	CITI	07/21/25	4.28	—	EUR	982	(3,214)
Currency Option EUR vs TRY	Call	JPM	07/14/25	48.00	—	EUR	974	(9,599)
Currency Option EUR vs TRY	Call	JPM	07/24/25	49.50	—	EUR	985	(11,377)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs BRL	Call	MSI	07/02/25	5.70	—		1,182	$—
Currency Option USD vs BRL	Call	MSI	07/24/25	5.65	—		681	(2,210)
Currency Option USD vs CLP	Call	MSI	07/07/25	940.00	—		1,189	(3,881)
Currency Option USD vs CNH	Call	DB	09/24/25	7.25	—		13,588	(31,285)
Currency Option USD vs COP	Call	MSI	07/10/25	4,300.00	—		1,124	(558)
Currency Option USD vs JPY	Call	CITI	07/14/25	145.00	—		1,130	(5,039)
Currency Option USD vs KRW	Call	MSI	07/10/25	1,390.00	—		1,126	(684)
Currency Option USD vs KRW	Call	JPM	09/25/25	1,385.00	—		3,180	(30,577)
Currency Option USD vs MXN	Call	CITI	07/08/25	19.40	—		1,187	(641)
Currency Option USD vs TRY	Call	JPM	07/03/25	41.00	—		592	(199)
Currency Option USD vs TRY	Call	CITI	07/18/25	42.00	—		565	(2,885)
Currency Option USD vs TWD	Call	CITI	07/29/25	29.15	—		2,272	(18,438)
Currency Option USD vs ZAR	Call	CITI	07/03/25	18.20	—		592	(40)
Currency Option EUR vs USD	Put	MSI	07/03/25	1.14	—	EUR	1,041	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.14	—	EUR	517	(22)
Currency Option EUR vs USD	Put	MSI	07/17/25	1.14	—	EUR	1,316	(554)
Currency Option USD vs BRL	Put	MSI	07/07/25	6.00	—		3,566	(370,592)
Currency Option USD vs BRL	Put	MSI	07/10/25	5.50	—		562	(8,059)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		4,664	(80,982)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		568	(1,718)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		568	(1,718)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		568	(4,079)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		568	(4,079)
Currency Option USD vs ZAR	Put	CITI	07/29/25	17.70	—		682	(7,971)

Total OTC Traded (premiums received $ 452,586)								$(610,029)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 09/29/30	Call	CITI	09/25/25	3.04%	1 Day SOFR(A)/ 4.450%	3.04%(A)		1,185	$(3,848)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.450%	3.21%(A)		4,080	(12,830)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.450%	3.21%(A)		510	(1,604)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.53%	CDX.NA.IG.44. V1(Q)	1.00%(Q)		25,960	(40,613)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.55%	CDX.NA.IG.44. V1(Q)	1.00%(Q)		20,840	(47,036)
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.20%	2.20%(A)	3 Month EURIBOR(Q)/ 1.944%	EUR	5,880	(1,611)
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.27%	1.27%(A)	1 Day TONAR(A)/ 0.477%	JPY	516,200	(16)
CDX.NA.HY.44.V1, 06/20/30	Put	GSI	07/16/25	$ 99.00	5.00%(Q)	CDX.NA.HY.44.V1(Q)		3,400	(1,241)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	07/16/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)		17,180	(1,321)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)		25,960	(10,547)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.88%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	20,840	$(6,704)

Total OTC Swaptions (premiums received $128,354)								$(127,371)

Total Options Written (premiums received $634,458)								$(773,781)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
629	2 Year U.S.Treasury Notes	Sep. 2025	$130,846,743	$ 421,319
2,367	5 Year U.S.Treasury Notes	Sep. 2025	258,003,000	2,906,094
13	10 Year Canadian Government Bonds	Sep. 2025	1,164,678	10,501
30	10 Year Korean Treasury Bonds	Sep. 2025	2,632,558	(2,919)
25	10 Year U.K. Gilt	Sep. 2025	3,192,441	45,486
1,146	10 Year U.S. Treasury Notes	Sep. 2025	128,495,250	2,224,198
787	10 Year U.S. Ultra Treasury Notes	Sep. 2025	89,927,051	1,803,476
973	20 Year U.S. Treasury Bonds	Sep. 2025	112,351,094	3,425,492
3	30 Year Euro Buxl	Sep. 2025	419,609	(5,410)
202	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	24,063,250	874,742
61	Euro-BTP Italian Government Bond	Sep. 2025	8,694,449	25,691
1,466	Mini MSCI EAFE Index	Sep. 2025	196,568,610	1,428,771
135	Russell 2000 E-Mini Index	Sep. 2025	14,793,975	479,669
1,573	S&P 500 E-Mini Index	Sep. 2025	491,857,438	17,362,580
45	Short Euro-BTP	Sep. 2025	5,721,922	(8,487)

				30,991,203

Short Positions:
63	3 Month CME SOFR	Sep. 2025	15,067,238	3,041
2	3 Month CME SOFR	Dec. 2025	479,950	(1,504)
45	1 Year Eris SOFR Swap Futures	Sep. 2025	4,477,469	(3,514)
5	2 Year U.S. Treasury Notes	Sep. 2025	1,040,117	(2,818)
110	5 Year Euro-Bobl	Sep. 2025	15,248,327	17,989
49	5 Year U.S. Treasury Notes	Sep. 2025	5,341,000	(18,776)
33	10 Year Australian Treasury Bonds	Sep. 2025	2,489,410	(12,388)
46	10 Year Euro-Bund	Sep. 2025	7,052,269	30,218
1	10 Year Japanese Bonds	Sep. 2025	965,383	(2,569)
33	10 Year U.S. Treasury Notes	Sep. 2025	3,700,125	(74,703)
35	10 Year U.S. Ultra Treasury Notes	Sep. 2025	3,999,297	(26,046)
14	30 Year Euro Buxl	Sep. 2025	1,958,177	28,177
283	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	33,712,375	(1,078,485)
69	British Pound Currency	Sep. 2025	5,918,906	(83,364)
26	Canadian Dollar Currency	Sep. 2025	1,915,680	(11,130)
489	Euro Currency	Sep. 2025	72,347,550	(2,111,610)
103	Euro Schatz Index	Sep. 2025	13,012,519	13,593
25	Euro-OAT	Sep. 2025	3,646,933	19,142

				(3,314,747)

				$27,676,456

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/16/25	MSI	AUD	1,077	$696,424	$709,296	$12,872	$—
Expiring 07/16/25	MSI	AUD	719	470,768	473,150	2,382	—
Expiring 07/16/25	WBC	AUD	1,699	1,085,214	1,118,191	32,977	—
Expiring 07/22/25	BNP	AUD	42	27,231	27,399	168	—
Expiring 07/22/25	HSBC	AUD	244	157,828	160,601	2,773	—
Expiring 07/22/25	HSBC	AUD	41	26,980	27,108	128	—
Expiring 07/22/25	HSBC	AUD	41	26,042	26,716	674	—
Expiring 07/22/25	MSI	AUD	2,874	1,878,654	1,892,604	13,950	—
Expiring 07/22/25	MSI	AUD	517	337,594	340,536	2,942	—
Expiring 07/22/25	MSI	AUD	42	27,387	27,539	152	—
Expiring 07/22/25	MSI	AUD	41	26,716	27,079	363	—
Expiring 07/22/25	MSI	AUD	40	25,647	26,011	364	—
Expiring 07/22/25	MSI	AUD	40	25,835	26,028	193	—
Expiring 07/22/25	MSI	AUD	39	25,453	25,940	487	—
Brazilian Real,
Expiring 07/02/25	GSI	BRL	42,524	7,464,215	7,823,021	358,806	—
Expiring 08/04/25	GSI	BRL	35,956	6,485,890	6,560,644	74,754	—
British Pound,
Expiring 07/22/25	GSI	GBP	344	467,062	472,364	5,302	—
Expiring 07/22/25	GSI	GBP	172	235,754	236,126	372	—
Expiring 07/22/25	GSI	GBP	172	236,017	236,120	103	—
Expiring 07/22/25	HSBC	GBP	106	143,196	144,989	1,793	—
Expiring 07/22/25	HSBC	GBP	22	29,645	29,974	329	—
Expiring 07/22/25	HSBC	GBP	16	21,854	22,140	286	—
Expiring 07/22/25	MSI	GBP	64	84,525	87,474	2,949	—
Expiring 07/22/25	MSI	GBP	17	23,353	23,562	209	—
Expiring 09/17/25	WBC	GBP	1,565	2,117,043	2,149,417	32,374	—
Canadian Dollar,
Expiring 07/16/25	WBC	CAD	348	249,690	255,774	6,084	—
Expiring 07/22/25	CITI	CAD	640	468,661	470,497	1,836	—
Expiring 07/22/25	HSBC	CAD	29	21,251	21,447	196	—
Expiring 07/22/25	MSI	CAD	45	33,324	33,413	89	—
Expiring 07/22/25	MSI	CAD	36	26,075	26,362	287	—
Chilean Peso,
Expiring 09/17/25	DB	CLP	633,578	682,001	679,965	—	(2,036)
Chinese Renminbi,
Expiring 07/22/25	BNP	CNH	827	115,276	115,672	396	—
Expiring 07/22/25	GSI	CNH	1,675	234,330	234,472	142	—
Expiring 07/22/25	GSI	CNH	1,275	177,981	178,442	461	—
Expiring 08/20/25	MSI	CNH	4,834	676,562	678,042	1,480	—
Expiring 09/17/25	HSBC	CNH	5,133	719,293	721,606	2,313	—
Czech Koruna,
Expiring 09/17/25	CITI	CZK	11,258	516,330	537,631	21,301	—
Danish Krone,
Expiring 09/17/25	MSI	DKK	8,107	1,246,652	1,287,468	40,816	—
Euro,
Expiring 07/22/25	BARC	EUR	2,796	3,182,602	3,298,294	115,692	—
Expiring 07/22/25	BOA	EUR	521	595,000	614,286	19,286	—
Expiring 07/22/25	CITI	EUR	1,061	1,200,120	1,251,724	51,604	—
Expiring 07/22/25	CITI	EUR	1,026	1,182,000	1,210,224	28,224	—
Expiring 07/22/25	CITI	EUR	544	621,000	641,871	20,871	—
Expiring 07/22/25	CITI	EUR	521	595,266	614,654	19,388	—
Expiring 07/22/25	CITI	EUR	35	40,806	41,032	226	—
Expiring 07/22/25	CITI	EUR	24	27,666	28,125	459	—
Expiring 07/22/25	DB	EUR	525	599,000	619,441	20,441	—
Expiring 07/22/25	DB	EUR	488	562,000	575,806	13,806	—

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/22/25	GSI	EUR	402	$463,038	$473,801	$10,763	$—
Expiring 07/22/25	HSBC	EUR	327	373,529	385,677	12,148	—
Expiring 07/22/25	HSBC	EUR	277	315,751	327,087	11,336	—
Expiring 07/22/25	HSBC	EUR	118	134,484	139,402	4,918	—
Expiring 07/22/25	JPM	EUR	1,111	1,282,778	1,310,232	27,454	—
Expiring 07/22/25	MSI	EUR	5,694	6,468,925	6,717,723	248,798	—
Expiring 07/22/25	MSI	EUR	1,554	1,773,120	1,832,764	59,644	—
Expiring 07/22/25	MSI	EUR	1,061	1,203,665	1,251,724	48,059	—
Expiring 07/22/25	MSI	EUR	407	470,991	480,273	9,282	—
Expiring 07/22/25	MSI	EUR	280	323,432	330,332	6,900	—
Expiring 07/22/25	MSI	EUR	67	76,320	78,602	2,282	—
Expiring 07/22/25	MSI	EUR	24	28,266	28,397	131	—
Expiring 09/17/25	MSI	EUR	3,280	3,803,336	3,884,188	80,852	—
Expiring 09/17/25	MSI	EUR	1,045	1,211,410	1,237,142	25,732	—
Expiring 09/17/25	MSI	EUR	734	848,264	869,600	21,336	—
Expiring 09/17/25	MSI	EUR	727	842,393	861,311	18,918	—
Expiring 09/17/25	MSI	EUR	518	598,428	613,480	15,052	—
Expiring 09/17/25	MSI	EUR	490	571,342	580,562	9,220	—
Expiring 09/17/25	MSI	EUR	52	60,005	61,454	1,449	—
Hong Kong Dollar,
Expiring 08/20/25	GSI	HKD	23,384	3,019,680	2,993,542	—	(26,138)
Expiring 08/20/25	GSI	HKD	3,895	499,322	498,629	—	(693)
Hungarian Forint,
Expiring 07/22/25	BARC	HUF	176,383	489,010	519,284	30,274	—
Indian Rupee,
Expiring 08/29/25	HSBC	INR	200,762	2,332,000	2,335,798	3,798	—
Expiring 09/17/25	UAG	INR	505,689	5,887,914	5,878,685	—	(9,229)
Indonesian Rupiah,
Expiring 09/17/25	CITI	IDR	3,707,088	224,000	228,902	4,902	—
Expiring 09/17/25	HSBC	IDR	130,012,000	7,961,299	8,027,876	66,577	—
Expiring 09/17/25	HSBC	IDR	36,698,625	2,250,000	2,266,037	16,037	—
Israeli Shekel,
Expiring 07/16/25	MSI	ILS	6,383	1,731,935	1,895,066	163,131	—
Japanese Yen,
Expiring 07/22/25	BARC	JPY	235,292	1,666,182	1,638,164	—	(28,018)
Expiring 07/22/25	BNP	JPY	34,467	239,686	239,965	279	—
Expiring 07/22/25	BOA	JPY	58,419	404,000	406,728	2,728	—
Expiring 07/22/25	CITI	JPY	68,051	468,611	473,787	5,176	—
Expiring 07/22/25	GSI	JPY	64,196	438,000	446,952	8,952	—
Expiring 07/22/25	HSBC	JPY	108,244	759,000	753,624	—	(5,376)
Expiring 07/22/25	HSBC	JPY	57,610	401,466	401,095	—	(371)
Expiring 08/20/25	CITI	JPY	521,610	3,552,439	3,643,199	90,760	—
Expiring 08/20/25	CITI	JPY	72,325	493,818	505,152	11,334	—
Expiring 08/20/25	GSI	JPY	95,234	650,149	665,163	15,014	—
Expiring 08/20/25	MSI	JPY	694,146	4,828,639	4,848,281	19,642	—
Expiring 08/20/25	MSI	JPY	152,028	1,052,073	1,061,839	9,766	—
Expiring 08/20/25	MSI	JPY	15,766	108,982	110,120	1,138	—
Mexican Peso,
Expiring 07/22/25	BNP	MXN	9,665	504,759	513,834	9,075	—
Expiring 07/22/25	HSBC	MXN	1,293	67,466	68,739	1,273	—
Expiring 07/22/25	MSI	MXN	5,462	284,127	290,392	6,265	—
Expiring 09/17/25	HSBC	MXN	46,036	2,369,265	2,433,033	63,768	—
New Taiwanese Dollar,
Expiring 09/17/25	MSI	TWD	50,775	1,758,000	1,777,385	19,385	—

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 07/16/25	MSI	NZD	682	$392,693	$415,932	$23,239	$—
Expiring 07/22/25	BNP	NZD	1,254	755,647	765,220	9,573	—
Expiring 07/22/25	MSI	NZD	769	466,492	469,261	2,769	—
Expiring 07/22/25	MSI	NZD	289	175,065	176,164	1,099	—
Peruvian Nuevo Sol,
Expiring 09/17/25	CITI	PEN	3,415	947,100	961,830	14,730	—
Expiring 09/17/25	CITI	PEN	2,484	693,635	699,560	5,925	—
Expiring 09/17/25	CITI	PEN	1,405	393,540	395,837	2,297	—
Expiring 09/17/25	CITI	PEN	1,315	364,634	370,439	5,805	—
Expiring 09/17/25	CITI	PEN	1,237	345,489	348,381	2,892	—
Expiring 09/17/25	MSI	PEN	5,239	1,436,194	1,475,561	39,367	—
Philippine Peso,
Expiring 09/17/25	BOA	PHP	68,000	1,186,920	1,205,418	18,498	—
Expiring 09/17/25	BOA	PHP	54,163	942,000	960,138	18,138	—
Expiring 09/17/25	HSBC	PHP	178,926	3,197,399	3,171,790	—	(25,609)
Expiring 09/17/25	HSBC	PHP	94,562	1,639,080	1,676,288	37,208	—
Polish Zloty,
Expiring 07/22/25	BNP	PLN	1,372	370,030	380,510	10,480	—
Expiring 07/22/25	HSBC	PLN	2,243	591,608	622,016	30,408	—
Singapore Dollar,
Expiring 07/22/25	BNP	SGD	299	234,162	235,763	1,601	—
Expiring 08/20/25	CITI	SGD	3,779	2,910,725	2,983,138	72,413	—
South African Rand,
Expiring 07/22/25	GSI	ZAR	30,376	1,685,071	1,712,790	27,719	—
Expiring 07/22/25	GSI	ZAR	10,012	563,919	564,532	613	—
Expiring 07/22/25	MSI	ZAR	5,054	284,127	285,002	875	—
Expiring 09/17/25	BARC	ZAR	40,216	2,255,743	2,258,627	2,884	—
South Korean Won,
Expiring 08/20/25	MSI	KRW	1,510,541	1,098,695	1,119,940	21,245	—
Expiring 09/17/25	CITI	KRW	5,116,716	3,767,000	3,800,059	33,059	—
Swedish Krona,
Expiring 07/22/25	CITI	SEK	4,417	466,649	467,576	927	—
Expiring 07/22/25	MSI	SEK	745	78,675	78,883	208	—
Expiring 09/17/25	CITI	SEK	41,351	4,335,140	4,393,266	58,126	—
Swiss Franc,
Expiring 07/22/25	GSI	CHF	377	465,846	476,437	10,591	—
Expiring 09/17/25	CITI	CHF	553	680,726	703,214	22,488	—
Expiring 09/17/25	GSI	CHF	9,334	11,501,768	11,879,928	378,160	—
Expiring 09/17/25	MSI	CHF	945	1,168,969	1,202,783	33,814	—
Expiring 09/17/25	MSI	CHF	651	804,211	827,947	23,736	—
Expiring 09/17/25	MSI	CHF	12	14,827	15,274	447	—
Expiring 09/17/25	WBC	CHF	616	757,566	784,164	26,598	—
Expiring 09/17/25	WBC	CHF	313	385,762	398,509	12,747	—
Thai Baht,
Expiring 07/22/25	BARC	THB	7,531	232,769	232,062	—	(707)
Expiring 07/22/25	CITI	THB	4,619	141,731	142,312	581	—
Expiring 09/17/25	UAG	THB	20,810	637,000	643,954	6,954	—
Turkish Lira,
Expiring 07/09/25	HSBC	TRY	138,817	3,406,770	3,459,958	53,188	—
Expiring 07/22/25	MSI	TRY	14,968	369,132	368,903	—	(229)
Expiring 07/23/25	HSBC	TRY	7,662	187,000	188,678	1,678	—
Expiring 07/23/25	UAG	TRY	41,580	1,015,500	1,023,888	8,388	—
Expiring 07/30/25	BARC	TRY	47,709	1,158,236	1,166,799	8,563	—

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/22/25	MSI	TRY	17,509	$372,117	$378,452	$6,335	$—

				$156,087,874	$159,102,482	3,113,014	(98,406)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/16/25	MSI	AUD	1,217	$791,197	$801,134	$—	$(9,937)
Expiring 07/16/25	WBC	AUD	2,048	1,305,065	1,348,280	—	(43,215)
Expiring 07/16/25	WBC	AUD	760	479,508	500,207	—	(20,699)
Expiring 07/22/25	BNP	AUD	580	376,473	381,642	—	(5,169)
Expiring 07/22/25	CITI	AUD	716	469,220	471,612	—	(2,392)
Expiring 07/22/25	CITI	AUD	313	202,694	206,381	—	(3,687)
Expiring 07/22/25	CITI	AUD	136	88,340	89,520	—	(1,180)
Expiring 07/22/25	HSBC	AUD	1,831	1,187,503	1,205,552	—	(18,049)
Expiring 07/22/25	HSBC	AUD	52	34,251	34,458	—	(207)
Expiring 07/22/25	HSBC	AUD	38	24,679	24,893	—	(214)
Expiring 07/22/25	HSBC	AUD	32	20,862	21,121	—	(259)
Expiring 07/22/25	HSBC	AUD	16	10,200	10,338	—	(138)
Expiring 07/22/25	JPM	AUD	1,681	1,069,286	1,106,737	—	(37,451)
Expiring 07/22/25	MSI	AUD	246	160,150	161,717	—	(1,567)
Expiring 07/22/25	MSI	AUD	65	42,354	42,783	—	(429)
Expiring 07/22/25	MSI	AUD	62	39,382	40,627	—	(1,245)
Expiring 07/22/25	MSI	AUD	15	10,071	10,143	—	(72)
Expiring 07/22/25	MSI	AUD	2	1,093	1,112	—	(19)
Brazilian Real,
Expiring 07/02/25	GSI	BRL	35,956	6,535,165	6,614,754	—	(79,589)
Expiring 07/02/25	HSBC	BRL	6,568	1,182,000	1,208,268	—	(26,268)
British Pound,
Expiring 07/22/25	BARC	GBP	1	1,096	1,110	—	(14)
Expiring 07/22/25	CITI	GBP	6	8,055	8,147	—	(92)
Expiring 07/22/25	DB	GBP	11,019	14,579,094	15,127,001	—	(547,907)
Expiring 07/22/25	DB	GBP	2,160	2,858,130	2,965,543	—	(107,413)
Expiring 07/22/25	HSBC	GBP	5,306	7,176,767	7,283,606	—	(106,839)
Expiring 07/22/25	HSBC	GBP	1,353	1,826,902	1,857,104	—	(30,202)
Expiring 07/22/25	HSBC	GBP	150	202,885	206,289	—	(3,404)
Expiring 07/22/25	HSBC	GBP	98	133,175	134,751	—	(1,576)
Expiring 07/22/25	HSBC	GBP	13	17,781	17,964	—	(183)
Expiring 07/22/25	MSI	GBP	4	6,117	6,131	—	(14)
Expiring 09/17/25	GSI	GBP	4,484	6,054,499	6,158,066	—	(103,567)
Expiring 09/17/25	GSI	GBP	905	1,221,775	1,243,287	—	(21,512)
Expiring 09/17/25	MSI	GBP	1,519	2,040,694	2,086,656	—	(45,962)
Expiring 09/17/25	MSI	GBP	801	1,078,677	1,100,184	—	(21,507)
Expiring 09/17/25	MSI	GBP	327	440,266	448,533	—	(8,267)
Expiring 09/17/25	MSI	GBP	325	437,817	446,749	—	(8,932)
Expiring 09/17/25	MSI	GBP	150	202,247	206,551	—	(4,304)
Expiring 09/17/25	MSI	GBP	64	86,480	87,894	—	(1,414)
Expiring 09/17/25	MSI	GBP	31	41,101	41,887	—	(786)
Expiring 09/17/25	MSI	GBP	26	35,515	36,256	—	(741)
Expiring 09/17/25	WBC	GBP	407	549,972	559,362	—	(9,390)
Canadian Dollar,
Expiring 07/16/25	CITI	CAD	3,742	2,628,510	2,750,595	—	(122,085)
Expiring 07/16/25	MSI	CAD	364	268,578	267,313	1,265	—

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/22/25	BARC	CAD	158	$115,011	$116,259	$—	$(1,248)
Expiring 07/22/25	BNP	CAD	6,140	4,512,561	4,514,292	—	(1,731)
Expiring 07/22/25	BNP	CAD	2,638	1,942,791	1,939,622	3,169	—
Expiring 07/22/25	BNP	CAD	12	8,960	9,005	—	(45)
Expiring 07/22/25	HSBC	CAD	16	11,699	11,646	53	—
Expiring 07/22/25	MSI	CAD	17	12,805	12,755	50	—
Expiring 07/22/25	MSI	CAD	6	4,299	4,322	—	(23)
Expiring 07/22/25	SSB	CAD	1,279	935,863	940,247	—	(4,384)
Expiring 07/22/25	TD	CAD	1,898	1,374,920	1,395,410	—	(20,490)
Chinese Renminbi,
Expiring 09/17/25	HSBC	CNH	81,736	11,464,038	11,490,599	—	(26,561)
Expiring 09/17/25	HSBC	CNH	44,891	6,296,206	6,310,794	—	(14,588)
Expiring 09/17/25	HSBC	CNH	22,528	3,156,000	3,167,083	—	(11,083)
Czech Koruna,
Expiring 07/22/25	CITI	CZK	61,058	2,779,823	2,910,914	—	(131,091)
Expiring 07/22/25	GSI	CZK	36,866	1,710,520	1,757,575	—	(47,055)
Expiring 07/22/25	MSI	CZK	27,842	1,241,000	1,327,375	—	(86,375)
Expiring 07/22/25	MSI	CZK	21,934	1,014,646	1,045,713	—	(31,067)
Euro,
Expiring 07/22/25	CITI	EUR	2,443	2,798,382	2,881,637	—	(83,255)
Expiring 07/22/25	CITI	EUR	476	543,532	561,916	—	(18,384)
Expiring 07/22/25	CITI	EUR	1	1,099	1,127	—	(28)
Expiring 07/22/25	CITI	EUR	1	1,110	1,117	—	(7)
Expiring 07/22/25	GSI	EUR	468	524,000	552,209	—	(28,209)
Expiring 07/22/25	GSI	EUR	432	485,000	509,388	—	(24,388)
Expiring 07/22/25	HSBC	EUR	41,549	45,717,295	49,017,455	—	(3,300,160)
Expiring 07/22/25	HSBC	EUR	8,672	9,935,601	10,230,364	—	(294,763)
Expiring 07/22/25	HSBC	EUR	5,129	5,643,941	6,051,356	—	(407,415)
Expiring 07/22/25	HSBC	EUR	1,388	1,599,640	1,637,321	—	(37,681)
Expiring 07/22/25	HSBC	EUR	1,162	1,330,912	1,370,935	—	(40,023)
Expiring 07/22/25	HSBC	EUR	973	1,134,239	1,147,353	—	(13,114)
Expiring 07/22/25	HSBC	EUR	897	1,041,411	1,057,927	—	(16,516)
Expiring 07/22/25	HSBC	EUR	812	927,000	957,593	—	(30,593)
Expiring 07/22/25	HSBC	EUR	346	400,253	408,745	—	(8,492)
Expiring 07/22/25	HSBC	EUR	220	255,381	259,422	—	(4,041)
Expiring 07/22/25	HSBC	EUR	25	28,935	29,686	—	(751)
Expiring 07/22/25	HSBC	EUR	1	1,104	1,139	—	(35)
Expiring 07/22/25	JPM	EUR	4,580	5,227,526	5,403,549	—	(176,023)
Expiring 07/22/25	JPM	EUR	2,615	3,071,521	3,084,981	—	(13,460)
Expiring 07/22/25	JPM	EUR	2,257	2,545,000	2,662,928	—	(117,928)
Expiring 07/22/25	JPM	EUR	1,161	1,342,020	1,369,142	—	(27,122)
Expiring 07/22/25	MSI	EUR	33,406	38,523,501	39,410,601	—	(887,100)
Expiring 07/22/25	MSI	EUR	5,643	6,336,017	6,657,378	—	(321,361)
Expiring 07/22/25	MSI	EUR	233	270,916	275,065	—	(4,149)
Expiring 07/22/25	MSI	EUR	205	233,274	242,231	—	(8,957)
Expiring 07/22/25	MSI	EUR	109	127,804	128,642	—	(838)
Expiring 07/22/25	SSB	EUR	45,050	51,587,919	53,148,492	—	(1,560,573)
Expiring 07/22/25	SSB	EUR	5,657	6,478,218	6,674,189	—	(195,971)
Expiring 07/22/25	TD	EUR	44,406	50,749,408	52,388,490	—	(1,639,082)
Expiring 07/22/25	TD	EUR	5,657	6,465,373	6,674,189	—	(208,816)
Expiring 07/22/25	TD	EUR	821	937,472	968,257	—	(30,785)
Expiring 07/22/25	TD	EUR	700	805,406	826,323	—	(20,917)
Expiring 09/17/25	CITI	EUR	1,710	1,960,636	2,024,210	—	(63,574)
Expiring 09/17/25	GSI	EUR	494	566,542	584,943	—	(18,401)
Expiring 09/17/25	GSI	EUR	390	461,664	461,679	—	(15)

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/17/25	MSI	EUR	1,541	$1,781,576	$1,825,164	$—	$(43,588)
Expiring 09/17/25	MSI	EUR	1,098	1,268,138	1,299,900	—	(31,762)
Expiring 09/17/25	MSI	EUR	871	1,006,254	1,030,873	—	(24,619)
Expiring 09/17/25	MSI	EUR	769	886,889	909,977	—	(23,088)
Expiring 09/17/25	MSI	EUR	758	876,109	897,544	—	(21,435)
Expiring 09/17/25	MSI	EUR	725	837,007	858,351	—	(21,344)
Expiring 09/17/25	MSI	EUR	591	684,552	699,208	—	(14,656)
Expiring 09/17/25	MSI	EUR	375	434,448	444,154	—	(9,706)
Expiring 09/17/25	MSI	EUR	367	425,168	434,682	—	(9,514)
Expiring 09/17/25	WBC	EUR	2,563	2,935,717	3,035,191	—	(99,474)
Expiring 09/17/25	WBC	EUR	2,023	2,320,186	2,395,662	—	(75,476)
Hungarian Forint,
Expiring 07/22/25	GSI	HUF	803,819	2,289,401	2,366,493	—	(77,092)
Indian Rupee,
Expiring 09/17/25	JPM	INR	256,075	2,940,000	2,976,901	—	(36,901)
Japanese Yen,
Expiring 07/22/25	BARC	JPY	53,351	377,794	371,441	6,353	—
Expiring 07/22/25	BNP	JPY	358,628	2,503,716	2,496,863	6,853	—
Expiring 07/22/25	BNP	JPY	33,319	232,769	231,975	794	—
Expiring 07/22/25	CITI	JPY	74,935	526,000	521,714	4,286	—
Expiring 07/22/25	CITI	JPY	67,218	465,146	467,988	—	(2,842)
Expiring 07/22/25	DB	JPY	73,164	517,000	509,384	7,616	—
Expiring 07/22/25	GSI	JPY	67,596	467,153	470,623	—	(3,470)
Expiring 07/22/25	HSBC	JPY	127,253	883,703	885,966	—	(2,263)
Expiring 07/22/25	HSBC	JPY	849	5,909	5,908	1	—
Expiring 07/22/25	HSBC	JPY	159	1,105	1,107	—	(2)
Expiring 07/22/25	MSI	JPY	159	1,114	1,109	5	—
Expiring 08/20/25	GSI	JPY	118,668	811,886	828,842	—	(16,956)
Expiring 08/20/25	MSI	JPY	125,548	873,340	876,893	—	(3,553)
Expiring 08/20/25	WBC	JPY	545,590	3,725,114	3,810,683	—	(85,569)
Expiring 08/20/25	WBC	JPY	113,496	794,946	792,715	2,231	—
Mexican Peso,
Expiring 07/22/25	BNP	MXN	28,575	1,498,506	1,519,161	—	(20,655)
Expiring 07/22/25	CITI	MXN	4,411	231,688	234,525	—	(2,837)
Expiring 07/22/25	HSBC	MXN	28,018	1,464,187	1,489,541	—	(25,354)
Expiring 09/17/25	BOA	MXN	16,796	864,500	887,692	—	(23,192)
Expiring 09/17/25	DB	MXN	16,778	864,500	886,714	—	(22,214)
Expiring 09/17/25	DB	MXN	14,237	741,000	752,450	—	(11,450)
Expiring 09/17/25	MSI	MXN	11,328	591,000	598,705	—	(7,705)
New Taiwanese Dollar,
Expiring 09/17/25	CA	TWD	209,728	7,134,216	7,341,622	—	(207,406)
Norwegian Krone,
Expiring 09/17/25	MSI	NOK	926	91,321	91,905	—	(584)
Polish Zloty,
Expiring 07/22/25	HSBC	PLN	212	55,520	58,710	—	(3,190)
Romanian Leu,
Expiring 07/22/25	BNP	RON	810	184,938	187,514	—	(2,576)
Singapore Dollar,
Expiring 07/22/25	HSBC	SGD	2,763	2,156,783	2,177,085	—	(20,302)
Expiring 09/17/25	BOA	SGD	6,531	5,117,052	5,165,578	—	(48,526)
Expiring 09/17/25	GSI	SGD	5,159	4,038,090	4,080,664	—	(42,574)
Expiring 09/17/25	MSI	SGD	2,558	1,988,910	2,023,660	—	(34,750)
South African Rand,
Expiring 07/22/25	GSI	ZAR	15,115	850,695	852,293	—	(1,598)
Expiring 09/17/25	GSI	ZAR	14,090	778,000	791,305	—	(13,305)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 08/20/25	GSI	KRW	862,884	$612,713	$639,756	$—	$(27,043)
Expiring 08/20/25	GSI	KRW	649,652	481,224	481,663	—	(439)
Expiring 09/17/25	MSI	KRW	9,527,034	7,084,403	7,075,494	8,909	—
Swedish Krona,
Expiring 09/17/25	CITI	SEK	3,775	401,413	401,062	351	—
Swiss Franc,
Expiring 07/22/25	CITI	CHF	2,115	2,610,944	2,673,948	—	(63,004)
Expiring 09/17/25	WBC	CHF	762	944,880	970,117	—	(25,237)
Thai Baht,
Expiring 07/22/25	CITI	THB	7,573	234,330	233,360	970	—
Expiring 07/22/25	GSI	THB	42,362	1,308,986	1,305,287	3,699	—
Expiring 07/22/25	MSI	THB	10,694	329,974	329,524	450	—
Expiring 09/17/25	HSBC	THB	225,339	6,973,000	6,972,946	54	—

				$423,070,733	$435,607,440	47,109	(12,583,816)

						$3,160,123	$(12,682,222)

Cross currency exchange contracts outstanding at June 30, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/22/25	Buy	AUD	712	CHF	379	$—	$(10,411)	GSI
07/22/25	Buy	CHF	380	EUR	405	2,246	—	GSI
07/22/25	Buy	EUR	389	JPY	62,369	24,546	—	MSI
07/22/25	Buy	EUR	405	CHF	379	—	(1,856)	BNP
07/22/25	Buy	EUR	560	SGD	822	13,132	—	HSBC
07/22/25	Buy	EUR	683	CHF	639	—	(1,438)	HSBC
07/22/25	Buy	EUR	1,395	PLN	5,964	—	(8,108)	CITI
07/22/25	Buy	GBP	261	JPY	50,998	3,635	—	MSI
07/22/25	Buy	JPY	62,689	EUR	389	—	(22,320)	CITI
07/22/25	Buy	JPY	125,497	EUR	778	—	(43,807)	MSI
07/22/25	Buy	PLN	5,120	EUR	1,184	22,546	—	BNP
07/22/25	Buy	SEK	4,477	EUR	405	—	(4,007)	GSI

						$66,105	$(91,947)

Credit default swap agreements outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000	%(Q)	500	$79,794	$13	$79,781	MSI
Dominican Republic	06/20/30	1.000	%(Q)	500	17,697	13	17,684	MSI
Emirate of Abu Dhabi	06/20/30	1.000	%(Q)	500	(14,946)	13	(14,959)	MSI
Federal Republic of Nigeria	06/20/30	1.000	%(Q)	500	80,081	13	80,068	MSI
Federation of Malaysia	06/20/30	1.000	%(Q)	750	(18,642)	20	(18,662)	MSI
Federative Republic of Brazil	06/20/30	1.000	%(Q)	2,250	46,855	59	46,796	MSI
Kingdom of Bahrain	06/20/30	1.000	%(Q)	500	22,408	13	22,395	MSI
Kingdom of Morocco	06/20/30	1.000	%(Q)	500	(820)	13	(833)	MSI
Kingdom of Saudi Arabia	06/20/30	1.000	%(Q)	1,250	(18,310)	33	(18,343)	MSI
People’s Republic of China	06/20/30	1.000	%(Q)	2,250	(50,944)	59	(51,003)	MSI

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Argentina	06/20/30	1.000	%(Q)	500	$128,804	$13	$128,791	MSI
Republic of Chile	06/20/30	1.000	%(Q)	1,500	(32,401)	39	(32,440)	MSI
Republic of Colombia	06/20/30	1.000	%(Q)	1,750	89,789	46	89,743	MSI
Republic of Indonesia	06/20/30	1.000	%(Q)	2,000	(20,667)	53	(20,720)	MSI
Republic of Ivory Coast	06/20/30	1.000	%(Q)	500	59,823	13	59,810	MSI
Republic of Panama	06/20/30	1.000	%(Q)	500	19,251	13	19,238	MSI
Republic of Peru	06/20/30	1.000	%(Q)	750	(6,434)	20	(6,454)	MSI
Republic of Philippines	06/20/30	1.000	%(Q)	750	(12,557)	20	(12,577)	MSI
Republic of South Africa	06/20/30	1.000	%(Q)	2,250	84,846	59	84,787	MSI
Republic of Turkey	06/20/30	1.000	%(Q)	2,250	178,877	59	178,818	MSI
Sultanate of Oman	06/20/30	1.000	%(Q)	500	(401)	13	(414)	MSI
United Mexican States	06/20/30	1.000	%(Q)	2,250	6,716	59	6,657	MSI

					$638,819	$656	$638,163

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000	%(Q)	25,000	1.565%	$(612,069)	$(5,391)	$(606,678)	MSI

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000	%(Q)		480	$(11,072)	$(3,900)	$(7,172)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000	%(Q)		480	(10,880)	(3,403)	(7,477)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000	%(Q)		400	9,473	15,979	(6,506)	BARC
Kingdom of Morocco	12/20/27	1.000	%(Q)		255	(3,140)	3,391	(6,531)	BNP
Republic of Italy	12/20/27	1.000	%(Q)	EUR	1,475	(40,619)	(27,068)	(13,551)	BARC
Republic of South Africa	12/20/28	1.000	%(Q)		900	10,380	61,098	(50,718)	JPM
Republic of South Africa	12/20/28	1.000	%(Q)		600	6,920	39,863	(32,943)	MSI

						$(38,938)	$85,960	$(124,898)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Norway	12/20/25	—	%(Q)	560	0.042%	$(111)	$(131)	$20	BARC
People’s Republic of China	06/20/29	1.000	%(Q)	960	0.424%	20,784	9,480	11,304	JPM
Republic of Estonia	12/20/26	1.000	%(Q)	190	0.266%	2,069	530	1,539	JPM
Republic of France	06/20/34	0.250	%(Q)	520	0.608%	(14,016)	(10,283)	(3,733)	CITI

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of France	12/20/34	0.250	%(Q)	1,855	0.631%	$(55,521)	$(42,108)	$(13,413)	BOA
Republic of France	12/20/34	0.250	%(Q)	920	0.631%	(27,536)	(29,816)	2,280	BOA
Republic of France	12/20/34	0.250	%(Q)	575	0.631%	(17,210)	(17,752)	542	BOA
Republic of Italy	12/20/34	1.000	%(Q)	330	0.924%	2,058	(1,943)	4,001	CITI
Republic of Italy	12/20/34	1.000	%(Q)	330	0.924%	2,058	(1,943)	4,001	CITI
SoftBank Group Corp.	06/20/26	1.000	%(Q)	195	1.490%	(852)	(933)	81	GSI

						$(88,277)	$(94,899)	$6,622

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.44.V1	06/20/30	5.000	%(Q)	2,840	$(74,435)	$(217,968)	$(143,533)
CDX.NA.IG.44.V1	06/20/30	1.000	%(Q)	35,539	(653,360)	(797,963)	(144,603)

					$(727,795)	$(1,015,931)	$(288,136)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	22,355	0.510%	$466,877	$501,940	$35,063

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500	%(M)	645	*	$(9,411)	$(8,198)	$(1,213)	CITI
CMBX.NA.17.AAA	12/15/56	0.500	%(M)	500	*	(7,288)	(12,360)	5,072	CITI
CMBX.NA.18.AAA	12/17/57	0.500	%(M)	800	*	730	949	(219)	GSI

						$(15,969)	$(19,609)	$3,640

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	735	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 3.775%	$(23,748)	$(13,176)	$10,572
AUD	1,670	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 3.775%	111,632	(65,010)	(176,642)
AUD	1,710	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 3.775%	(129,197)	(95,734)	33,463
AUD	525	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 3.775%	(35,859)	(33,006)	2,853
AUD	20	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 3.775%	(2,007)	(1,887)	120
CAD	2,445	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 2.750%	602	(6,359)	(6,961)
CAD	1,130	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.750%	(4,085)	36,190	40,275
CAD	900	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 2.750%	13,715	(31,755)	(45,470)
CAD	185	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 2.750%	(2,731)	5,595	8,326
CAD	205	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.750%	10,221	3,853	(6,368)
CHF	1,050	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ (0.032)%	—	(47,045)	(47,045)
CHF	305	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.032)%	(23,909)	(28,684)	(4,775)
CHF	460	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.032)%	—	(6,382)	(6,382)
CHF	230	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.032)%	44,273	43,143	(1,130)
CLP	204,850	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(3,437)	(3,437)
CNH	10,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.300%	—	(1,666)	(1,666)
CNH	29,130	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	(13)	46,982	46,995
CNH	77,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	(94)	119,925	120,019
CNH	10,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	28,629	28,629
CNH	18,060	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	100,532	100,532
CNH	2,210	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	11,816	11,816
CNH	28,510	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	48,943	130,691	81,748
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	28,178	28,178
CNH	54,565	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	264,621	344,315	79,694
CNH	20,450	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	2,516	60,016	57,500
CNH	9,500	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	4,135	687	(3,448)
CNH	5,200	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	705	453	(252)
CNH	51,300	06/11/30	1.447%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	(12,643)	(12,643)
COP	710,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 8.729%	—	(24,350)	(24,350)
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.480%	—	(9,959)	(9,959)
DKK	3,300	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.110%	(16,590)	(32,908)	(16,318)
EUR	2,120	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(30,569)	(30,569)
EUR	805	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(3,506)	(3,506)
EUR	4,535	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.921%	(112,333)	(153,768)	(41,435)
EUR	4,405	05/11/32	2.600%(A)	1 Day EuroSTR(1)(A)/ 1.921%	(138,333)	(127,467)	10,866
EUR	1,360	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.049%	—	60,623	60,623
EUR	1,958	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	23,483	23,483
EUR	1,299	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	12,162	12,162
EUR	450	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(8,725)	(8,725)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	3,250	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.921%	$84,832	$88,056	$3,224
EUR	975	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	(33,441)	(33,441)
EUR	715	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	160,290	160,290
EUR	715	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	—	(160,499)	(160,499)
EUR	1,734	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	378,968	378,968
EUR	1,734	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	—	(379,701)	(379,701)
EUR	1,390	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.049%	—	(513,141)	(513,141)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.049%	—	185,642	185,642
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	—	(184,416)	(184,416)
EUR	910	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.049%	755	(15,433)	(16,188)
EUR	910	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 1.944%	(419)	30,637	31,056
EUR	300	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(70,869)	(82,443)	(11,574)
EUR	1,840	05/11/45	2.700%(A)	1 Day EuroSTR(2)(A)/ 1.921%	36,881	2,988	(33,893)
EUR	350	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(86,386)	(117,733)	(31,347)
EUR	1,650	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.049%	(1,171)	113,611	114,782
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.217%	(46,102)	49,013	95,115
GBP	4,445	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.217%	(61,578)	172,905	234,483
GBP	3,875	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.217%	63,776	267,404	203,628
GBP	1,705	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.217%	(117,777)	(117,657)	120
GBP	2,950	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.217%	468,115	287,699	(180,416)
GBP	1,665	05/08/28	4.100%(A)	1 Day SONIA(2)(A)/ 4.217%	22,035	30,462	8,427
GBP	700	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 4.217%	(78,384)	(89,720)	(11,336)
GBP	750	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.217%	(57,791)	141,258	199,049
GBP	635	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.217%	4,448	140,506	136,058
GBP	2,625	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.217%	(479,968)	(667,742)	(187,774)
GBP	1,100	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.217%	303,891	310,667	6,776
GBP	485	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 4.217%	(11,572)	(4,843)	6,729
GBP	150	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.217%	(40,049)	(61,633)	(21,584)
GBP	775	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 4.217%	(40,740)	(36,641)	4,099
GBP	250	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	32,212	(121,940)	(154,152)
GBP	640	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.217%	242,476	343,777	101,301
GBP	3,240	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	534,049	(1,948,748)	(2,482,797)
GBP	530	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 4.217%	227,097	338,252	111,155
GBP	300	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.217%	(171,308)	(216,723)	(45,415)
GBP	215	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 4.217%	(752)	(26,818)	(26,066)
HUF	50,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.500%	—	(25,772)	(25,772)
ILS	1,120	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.500%	334	2,117	1,783
JPY	35,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(52)	(924)	(872)
JPY	261,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	1,845	(18,902)	(20,747)
JPY	110,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.477%	8,529	14,747	6,218
JPY	220,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.477%	(7,902)	(4,439)	3,463
JPY	252,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.477%	—	7,804	7,804
JPY	550,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(58,702)	(110,574)	(51,872)
JPY	140,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(16,481)	(16,481)
JPY	145,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(23,093)	(39,539)	(16,446)
JPY	60,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.477%	(16,705)	(20,940)	(4,235)
JPY	356,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.477%	(2,209)	(145,759)	(143,550)
JPY	200,000	07/08/31	0.800%(A)	1 Day TONAR(2)(A)/ 0.477%	4,346	(6,050)	(10,396)
JPY	75,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.477%	15,314	35,362	20,048
JPY	390,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.477%	(32,906)	(5,277)	27,629
JPY	25,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(7,326)	(13,396)	(6,070)
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	10,996	(384,803)	(395,799)
JPY	55,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.477%	(44,297)	(57,145)	(12,848)
JPY	30,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.477%	647	(2,164)	(2,811)
JPY	95,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.477%	(18,538)	(9,308)	9,230
JPY	343,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.477%	(8,979)	(484,170)	(475,191)
JPY	110,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.477%	(112,310)	(180,203)	(67,893)
JPY	5,000	07/08/44	0.350%(A)	1 Day TONAR(2)(A)/ 0.477%	(6,018)	(8,608)	(2,590)
JPY	65,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.477%	1,344	(16,383)	(17,727)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	80,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.477%	$(28,023)	$(20,814)	$7,209
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(37,895)	(82,514)	(44,619)
JPY	80,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(115,617)	(174,662)	(59,045)
JPY	40,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.477%	2,590	15,115	12,525
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	30,893	(654,803)	(685,696)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(96,933)	(96,933)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(10,742)	(49,605)	(38,863)
JPY	45,000	07/08/53	0.450%(A)	1 Day TONAR(1)(A)/ 0.477%	73,770	116,261	42,491
JPY	26,800	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.477%	—	41,448	41,448
JPY	160,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.477%	1,708	(88,398)	(90,106)
KRW	300,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	—	4,626	4,626
KRW	2,570,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	—	(93,217)	(93,217)
KRW	507,960	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	(6,680)	15,822	22,502
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	—	7,426	7,426
KRW	1,888,140	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	(2,841)	62,907	65,748
KRW	1,920,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.560%	72,659	73,649	990
MXN	10,400	12/08/25	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	155	1,862	1,707
MXN	3,065	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	91	197	106
MXN	10,400	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	—	22,557	22,557
MXN	3,065	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 8.304%	—	1,049	1,049
NOK	1,535	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.370%	—	(19,519)	(19,519)
NZD	540	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 3.290%	—	(32,299)	(32,299)
PLN	2,280	05/11/28	4.350%(A)	6 Month WIBOR(2)(S)/ 5.040%	1,342	2,127	785
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 5.040%	—	(18,819)	(18,819)
SEK	6,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 2.127%	—	(61,818)	(61,818)
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.560%	(2,079)	(25,060)	(22,981)
THB	28,000	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	(1,330)	(1,330)
THB	10,200	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	36,886	36,886
THB	8,920	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	30,453	30,453
THB	10,735	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 1.739%	12,812	23,404	10,592
THB	7,600	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.739%	—	12,915	12,915
THB	11,405	09/10/35	2.400%(Q)	1 Day THOR(2)(Q)/ 1.739%	23,854	27,354	3,500
TWD	33,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	3,647	3,647
	63,800	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.450%	877	(143,175)	(144,052)
	39,800	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(89,000)	(89,000)
	5,305	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.450%	1,849	11,005	9,156
	2,320	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.450%	—	18,154	18,154
	66,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(441,066)	(441,066)
	9,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.450%	1,784	(121,822)	(123,606)
	3,775	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(47,680)	(47,680)
	38,895	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.450%	9,030	687,409	678,379
	2,467	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.450%	—	234,227	234,227
	2,630	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(36,954)	(36,954)
	2,060	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(60,432)	(60,432)
	2,140	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(52,274)	(52,274)
	24,205	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.450%	(25,736)	(744,814)	(719,078)
	980	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(26,184)	(26,184)
	1,940	05/11/30	4.150%(A)	1 Day SOFR(1)(A)/ 4.450%	8,620	(62,404)	(71,024)
	400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(10,665)	(10,665)
	840	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(14,989)	(14,989)
	610	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.450%	—	10,283	10,283
	2,825	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.450%	—	(50,913)	(50,913)
	23,280	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.450%	—	47,534	47,534
	1,205	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.450%	(51,119)	5,105	56,224
	800	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.450%	(312,218)	(328,072)	(15,854)
	13,595	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.450%	(96,144)	(377,354)	(281,210)
	3,838	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.450%	—	12,426	12,426
	250	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.450%	—	(4,326)	(4,326)
	485	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.450%	(2,764)	(6,480)	(3,716)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,980	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.450%	$1,360,272	$1,337,917	$(22,355)
735	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.450%	322,226	329,990	7,764
5,325	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.450%	21,937	123,044	101,107
17,930	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.450%	262,221	414,306	152,085
531	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.450%	—	24,768	24,768
12,040	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.450%	93,329	461,675	368,346
17,745	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.450%	—	339,518	339,518
940	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.450%	45,883	10,936	(34,947)
520	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.450%	5,392	28,373	22,981
790	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.450%	3,560	30,124	26,564

				$2,137,479	$(2,320,603)	$(4,458,082)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	4,404	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(32,423)	$—	$(32,423)	GSI
BRL	4,404	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	39,384	—	39,384	GSI
CNH	1,300	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	9,377	—	9,377	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	36,892	—	36,892	MSI
CNH	1,200	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	8,887	—	8,887	MSI
MYR	5,400	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.500%	(10,586)	(24)	(10,562)	HSBC
MYR	465	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.500%	3,722	(1)	3,723	MSI
MYR	1,845	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.500%	9,375	—	9,375	JPM
MYR	1,000	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.500%	8,725	(12)	8,737	CITI

					$73,353	$(37)	$73,390

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 4.315%	BOA	03/31/26	16,457	$(1,954)	$—	$(1,954)
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(19,850)	61,124	—	61,124

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Total return swap agreements outstanding at June 30, 2025 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +24bps(T)/ 4.570%	JPM	08/13/25	2,738	$29,463	$—	$29,463
U.S. Treasury Bond(T)	1 Day USOIS -30bps(T)/ 4.030%	JPM	09/03/25	6,640	172,487	—	172,487
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	JPM	11/06/25	18,655	157,870	—	157,870
U.S. Treasury Bond(T)	1 Day USOIS +19.5bps(T)/ 4.525%	CITI	12/12/25	33,300	473,846	—	473,846

					$892,836	$—	$892,836

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$131,946	$(165,266)	$1,854,573	$(971,498)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$4,932,025
GS	714,000	65,785,317
MLC	—	10,674,611

Total	$714,000	$81,391,953

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$1,552,627,454	$—	$—
Fixed Income	1,312,771,181	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Affiliated Mutual Funds (continued)
International Equity	$3,055,937	$—	$—
Common Stocks	3,974,008,754	1,267,487,592	2
Preferred Stocks	—	4,538,774	—
Unaffiliated Exchange-Traded Funds	1,416,865,885	—	—
Warrants	—	7,885	—
Asset-Backed Securities
Automobiles	—	2,667,486	—
Collateralized Loan Obligations	—	402,533,898	—
Consumer Loans	—	1,039,952	—
Credit Cards	—	1,380,283	—
Home Equity Loans	—	835,282	—
Other	—	347,790	—
Residential Mortgage-Backed Securities	—	50,961	—
Student Loans	—	102,478	—
Commercial Mortgage-Backed Securities	—	29,253,880	—
Corporate Bonds	—	310,469,355	—
Floating Rate and Other Loans	—	14,248,240	—
Residential Mortgage-Backed Securities	—	1,681,770	—
Sovereign Bonds	—	125,081,959	—
U.S. Government Agency Obligations	—	28,266,381	—
U.S. Treasury Obligations	—	158,935,388	—
Short-Term Investments
Affiliated Mutual Funds	1,139,518,565	—	—
U.S. Treasury Obligation	—	67,469,580	—
Options Purchased	6,906	170,647	—

Total	$9,398,854,682	$2,416,569,581	$2

Liabilities
Options Written	$(36,381)	$(737,400)	$—

Other Financial Instruments*
Assets
Futures Contracts	$31,120,179	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	3,160,123	—
OTC Cross Currency Exchange Contracts	—	66,105	—
OTC Packaged Credit Default Swap Agreements	—	814,941	—
Centrally Cleared Credit Default Swap Agreement	—	35,063	—
OTC Credit Default Swap Agreements	—	54,472	—
Centrally Cleared Interest Rate Swap Agreements	—	5,253,609	—
OTC Interest Rate Swap Agreements	—	116,362	—
OTC Total Return Swap Agreements	—	894,790	—

Total	$31,120,179	$10,395,465	$—

Liabilities
Futures Contracts.	$(3,443,723)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(12,682,222)	—
OTC Cross Currency Exchange Contracts	—	(91,947)	—
OTC Packaged Credit Default Swap Agreements	—	(788,191)	—
Centrally Cleared Credit Default Swap Agreements	—	(288,136)	—
OTC Credit Default Swap Agreements	—	(197,656)	—
Centrally Cleared Interest Rate Swap Agreements	—	(9,711,691)	—
OTC Interest Rate Swap Agreements	—	(43,009)	—
OTC Total Return Swap Agreement	—	(1,954)	—

Total	$(3,443,723)	$(23,804,806)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	34.2%
Unaffiliated Exchange-Traded Funds	12.1
Semiconductors & Semiconductor Equipment	4.0
Software	3.9
Banks	3.6
Collateralized Loan Obligations	3.5
Interactive Media & Services	2.0
U.S. Treasury Obligations	2.0
Pharmaceuticals	1.9
Technology Hardware, Storage & Peripherals	1.8
Insurance	1.7
Capital Markets	1.6
Oil, Gas & Consumable Fuels	1.5
Aerospace & Defense	1.4
Broadline Retail	1.3
Financial Services	1.3
Sovereign Bonds	1.1
Entertainment	0.9
Hotels, Restaurants & Leisure	0.9
Machinery	0.9
Automobiles	0.8
Consumer Staples Distribution & Retail	0.8
Health Care Equipment & Supplies	0.8
Specialty Retail	0.8
Biotechnology	0.8
Health Care Providers & Services	0.7
Electrical Equipment	0.7
Electric Utilities	0.7
IT Services	0.5
Chemicals	0.5
Multi-Utilities	0.5
Ground Transportation	0.5
Food Products	0.5
Diversified Telecommunication Services	0.5
Building Products	0.4
Textiles, Apparel & Luxury Goods	0.4
Trading Companies & Distributors	0.4
Beverages	0.4
Communications Equipment	0.4
Metals & Mining	0.4
Industrial Conglomerates	0.4
Consumer Finance	0.4
Tobacco	0.3
Household Products	0.3
Specialized REITs	0.3
Professional Services	0.3
Electronic Equipment, Instruments & Components	0.3
Commercial Mortgage-Backed Securities	0.3
Media	0.3
U.S. Government Agency Obligations	0.2
Life Sciences Tools & Services	0.2
Electric	0.2

Construction Materials	0.2%
Personal Care Products	0.2
Household Durables	0.2
Telecommunications	0.2
Industrial REITs	0.2
Construction & Engineering	0.2
Wireless Telecommunication Services	0.2
Real Estate Management & Development	0.2
Commercial Services & Supplies	0.2
Air Freight & Logistics	0.1
Retail	0.1
Energy Equipment & Services	0.1
Real Estate Investment Trusts (REITs)	0.1
Automobile Components	0.1
Foods	0.1
Pipelines	0.1
Oil & Gas	0.1
Commercial Services	0.1
Diversified Financial Services	0.1
Passenger Airlines	0.1
Independent Power & Renewable Electricity Producers	0.1
Retail REITs	0.1
Containers & Packaging	0.1
Residential REITs	0.1
Gas Utilities	0.1
Health Care REITs	0.1
Real Estate	0.1
Home Builders	0.1
Lodging	0.1
Auto Manufacturers	0.1
Building Materials	0.1
Healthcare-Products	0.1
Healthcare-Services	0.1
Transportation	0.1
Engineering & Construction	0.1
Water Utilities	0.0	*
Marine Transportation	0.0	*
Health Care Technology	0.0	*
Auto Parts & Equipment	0.0	*
Diversified REITs	0.0	*
Holding Companies-Diversified	0.0	*
Diversified Consumer Services	0.0	*
Transportation Infrastructure	0.0	*
Packaging & Containers	0.0	*
Leisure Time	0.0	*
Airlines	0.0	*
Mining	0.0	*
Multi-National	0.0	*
Electrical Components & Equipment	0.0	*
Apparel	0.0	*
Agriculture	0.0	*
Housewares	0.0	*
Residential Mortgage-Backed Securities	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Computers	0.0	*%
Miscellaneous Manufacturing	0.0	*
Leisure Products	0.0	*
Semiconductors	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Credit Cards	0.0	*
Electronics	0.0	*
Office REITs	0.0	*
Consumer Loans	0.0	*
Gas	0.0	*
Investment Companies	0.0	*
Home Equity Loans	0.0	*
Savings & Loans	0.0	*
Iron/Steel	0.0	*
Machinery-Diversified	0.0	*
Internet	0.0	*

Trucking & Leasing	0.0	*%
Distributors	0.0	*
Other	0.0	*
Environmental Control	0.0	*
Energy-Alternate Sources	0.0	*
Options Purchased	0.0	*
Machinery-Construction & Mining	0.0	*
Student Loans	0.0	*

	101.0
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.0)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$1,954
Credit contracts	Due from/to broker-variation margin swaps	35,063*		Due from/to broker-variation margin swaps	288,136*
Credit contracts	Premiums paid for OTC swap agreements	131,946		Premiums received for OTC swap agreements	165,229
Credit contracts	Unaffiliated investments	47,839		Options written outstanding, at value	107,462
Credit contracts	Unrealized appreciation on OTC swap agreements	843,408		Unrealized depreciation on OTC swap agreements	926,559
Equity contracts	Due from/to broker-variation margin futures	19,271,020	*	—	—
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	2,206,104*
Foreign exchange contracts	Unaffiliated investments	95,214		Options written outstanding, at value	610,029
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	66,105		Unrealized depreciation on OTC cross currency exchange contracts	91,947
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,160,123		Unrealized depreciation on OTC forward foreign currency exchange contracts	12,682,222
Interest rate contracts	Due from/to broker-variation margin futures	11,849,159	*	Due from/to broker-variation margin futures	1,237,619*
Interest rate contracts	Due from/to broker-variation margin swaps	5,253,609	*	Due from/to broker-variation margin swaps	9,711,691*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	37
Interest rate contracts	Unaffiliated investments	34,500		Options written outstanding, at value	56,290

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$1,011,165	Unrealized depreciation on OTC swap agreements	$42,985

		$41,799,151		$28,128,264

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$(722,869)
Credit contracts.	(127,627)	306,180	—	—	(563,770)
Equity contracts	—	—	(15,639,593)	—	—
Foreign exchange contracts	(131,651)	936,861	(5,387,065)	(9,553,810)	—
Interest rate contracts	5,137	51,666	(3,999,997)	—	(281,253)

Total	$(254,141)	$1,294,707	$(25,026,655)	$(9,553,810)	$(1,567,892)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$(1,954)
Credit contracts.	25,538	(38,476)	—	—	(118,228)
Equity contracts	—	—	41,834,071	—	—
Foreign exchange contracts	(28,280)	(195,172)	(3,419,030)	(17,767,367)	—
Interest rate contracts	(70,836)	137,503	20,072,066	—	(107,996)

Total	$(73,578)	$(96,145)	$58,487,107	$(17,767,367)	$(228,178)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 196,155
Options Written (2)	299,953,071
Futures Contracts - Long Positions (2)	1,582,614,314
Futures Contracts - Short Positions (2)	150,458,409
Forward Foreign Currency Exchange Contracts - Purchased (3)	134,923,166
Forward Foreign Currency Exchange Contracts - Sold (3)	364,520,734
Cross Currency Exchange Contracts (4)	4,415,326
Interest Rate Swap Agreements (2)	730,108,112
Credit Default Swap Agreements - Buy Protection (2)	59,123,681

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Credit Default Swap Agreements - Sell Protection (2)	$ 74,371,500
Total Return Swap Agreements (2)	86,685,124

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$112,485,581	$(112,485,581)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$179,765	$(75,274)	$104,491	$(102,869)	$1,622
BARC(6)	—	(1,969)	(1,969)	—	(1,969)
BNP(4)	29,106	(6,531)	22,575	—	22,575
BNP(6)	39,219	(32,032)	7,187	—	7,187
BOA(3)	—	(1,954)	(1,954)	1,954	—
BOA(4)	61,472	(174,807)	(113,335)	113,335	—
CA(4)	—	(207,406)	(207,406)	—	(207,406)
CITI(4)	693,954	(261,686)	432,268	(288,988)	143,280
CITI(5)	276,773	(185,659)	91,114	—	91,114
CITI(6)	10,175	(159,324)	(149,149)	—	(149,149)
DB(4)	108,225	(736,739)	(628,514)	619,607	(8,907)
GSI(4)	544,050	(224,202)	319,848	(319,848)	—
GSI(5)	393,174	(214,764)	178,410	(40,000)	138,410
GSI(6)	62,011	(143,633)	(81,622)	—	(81,622)
HSBC(4)	306,204	(3,972,538)	(3,666,334)	3,663,583	(2,751)
HSBC(6)	17,865	(515,108)	(497,243)	—	(497,243)
JPM(4)	580,235	(720,816)	(140,581)	140,581	—
MSI(4)	1,365,959	(1,732,133)	(366,174)	366,174	—
MSI(5)	527,532	(305,699)	221,833	—	221,833
MSI(6)	59,322	(926,752)	(867,430)	—	(867,430)
SSB(4)	—	(1,760,928)	(1,760,928)	1,404,903	(356,025)
TD(4)	—	(1,920,090)	(1,920,090)	1,812,171	(107,919)
UAG(4)	15,342	(9,229)	6,113	—	6,113
WBC(5)	113,011	(359,060)	(246,049)	—	(246,049)

	$5,383,394	$(14,648,333)	$(9,264,939)	$7,370,603	$(1,894,336)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	PGIM Fixed Income
(5)	Putnam
(6)	J.P. Morgan

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $112,485,581:
Unaffiliated investments (cost $6,716,830,359)	$7,807,451,128
Affiliated investments (cost $3,441,027,408)	4,007,973,137
Cash	9,732
Foreign currency, at value (cost $11,196,495)	11,277,384
Receivable for investments sold	31,053,872
Dividends and interest receivable	16,276,666
Tax reclaim receivable	9,228,819
Receivable for Portfolio shares sold	5,155,022
Due from broker-variation margin futures	4,167,382
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,160,123
Unrealized appreciation on OTC swap agreements	1,854,573
Deposit with broker for centrally cleared/exchange-traded derivatives	714,000
Premiums paid for OTC swap agreements	131,946
Foreign capital gains tax benefit accrued	96,510
Unrealized appreciation on OTC cross currency exchange contracts	66,105
Receivable from affiliate	46,991
Prepaid expenses and other assets	41,010

Total Assets	11,898,704,400

LIABILITIES
Payable to broker for collateral for securities on loan	114,585,061
Payable for investments purchased	69,002,797
Unrealized depreciation on OTC forward foreign currency exchange contracts	12,682,222
Management fee payable	2,462,896
Payable to affiliate	2,218,419
Accrued expenses and other liabilities	1,659,174
Payable for Portfolio shares purchased	1,262,824
Unrealized depreciation on OTC swap agreements	971,498
Options written outstanding, at value (premiums received $634,458)	773,781
Distribution fee payable	403,150
Premiums received for OTC swap agreements	165,266
Due to broker-variation margin swaps	115,327
Unrealized depreciation on OTC cross currency exchange contracts	91,947
Trustees’ fees payable	1,704
Affiliated transfer agent fee payable	956

Total Liabilities	206,397,022

NET ASSETS	$11,692,307,378

Net assets were comprised of:
Partners’ Equity	$11,692,307,378

Net asset value and redemption price per share, $11,692,307,378 / 336,981,755 outstanding shares of beneficial interest	$34.70

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $3,094,319 foreign withholding tax, of which $258,449 is reimbursable by an affiliate)	$63,644,715
Interest income	26,348,729
Affiliated dividend income	24,524,412
Income from securities lending, net (including affiliated income of $100,513)	125,278

Total income	114,643,134

EXPENSES
Management fee	33,383,989
Distribution fee	14,280,949
Custodian and accounting fees	660,123
Trustees’ fees	99,283
Professional fees	64,532
Audit fee	57,176
Shareholders’ reports	8,306
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,560
Miscellaneous	141,349

Total expenses	48,700,267
Less: Fee waiver and/or expense reimbursement	(4,873,760)
Distribution fee waiver	(1,932,707)

Net expenses	41,893,800

NET INVESTMENT INCOME (LOSS)	72,749,334

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $84,499,062) (net of foreign capital gains taxes $(14))	324,534,899
Futures transactions	(25,026,655)
Forward and cross currency contract transactions	(9,553,810)
Options written transactions	1,294,707
Swap agreements transactions	(1,567,892)
Foreign currency transactions	(634,665)

289,046,584

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $21,659,232) (net of change in foreign capital gains taxes $224,092)	335,304,520
Futures	58,487,107
Forward and cross currency contracts	(17,767,367)
Options written	(96,145)
Swap agreements	(228,178)
Foreign currencies	1,199,574

376,899,511

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	665,946,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$738,695,429

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$72,749,334	$171,388,642
Net realized gain (loss) on investment and foreign currency transactions	289,046,584	1,197,757,610
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	376,899,511	313,657,753

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	738,695,429	1,682,804,005

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,638,479 and 6,554,611 shares, respectively]	244,665,895	202,651,009
Portfolio shares purchased [43,838,736 and 70,379,013 shares, respectively]	(1,384,634,791)	(2,170,634,807)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,139,968,896)	(1,967,983,798)

TOTAL INCREASE (DECREASE)	(401,273,467)	(285,179,793)
NET ASSETS:
Beginning of period	12,093,580,845	12,378,760,638

End of period	$11,692,307,378	$12,093,580,845

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$32.41		$28.33	$23.99	$28.87	$24.68	$21.76

Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.42	0.42	0.25	0.02	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.08		3.66	3.92	(5.13)	4.17	2.93

Total from investment operations	2.29		4.08	4.34	(4.88)	4.19	2.92

Net Asset Value, end of period	$34.70		$32.41	$28.33	$23.99	$28.87	$24.68

Total Return(b)	7.07%		14.40%	18.09%	(16.90)%	16.98%	13.42%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11,692		$12,094	$12,379	$10,464	$15,317	$14,643
Average net assets (in millions)	$11,519		$12,571	$11,615	$12,222	$15,150	$12,945
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73	%(d)	0.74%	0.77%	0.76%	0.47%	0.16%
Expenses before waivers and/or expense reimbursement.	0.85	%(d)	0.88%	0.89%	0.89%	0.57%	0.16%
Net investment income (loss)	1.27	%(d)	1.36%	1.61%	0.98%	0.07%	(0.04)%
Portfolio turnover rate(e)(f)	32%		79%	83%	65%	84%	61%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 81.3%

AFFILIATED MUTUAL FUND — 10.9%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	24,201,454	$272,024,347

(cost $266,659,569)(wa)

COMMON STOCKS — 37.1%
Aerospace & Defense — 1.1%
Airbus SE (France)	17,411	3,642,394
Howmet Aerospace, Inc.	30,254	5,631,177
Karman Holdings, Inc.*(a)	10,649	536,390
Loar Holdings, Inc.*	7,805	672,557
Safran SA (France)	44,612	14,549,053
Woodward, Inc.	6,652	1,630,339

		26,661,910

Automobile Components — 0.4%
Bridgestone Corp. (Japan)(a)	1,900	77,695
Cie Generale des Etablissements Michelin SCA (France)	223,562	8,315,213
Gentex Corp.	47,683	1,048,549
Modine Manufacturing Co.*	613	60,381

		9,501,838

Automobiles — 0.4%
Kia Corp. (South Korea)	55,516	3,972,414
Tesla, Inc.*	19,890	6,318,258

		10,290,672

Banks — 3.6%
Al Rajhi Bank (Saudi Arabia)	181,231	4,571,163
Bank Central Asia Tbk PT (Indonesia)	7,793,100	4,165,784
Bank of America Corp.	202,542	9,584,287
BankUnited, Inc.	47,094	1,676,075
Commerce Bancshares, Inc.	25,629	1,593,355
Cullen/Frost Bankers, Inc.(a)	13,726	1,764,340
DBS Group Holdings Ltd. (Singapore)	323,600	11,423,754
First Financial Bancorp	62,566	1,517,851
First Hawaiian, Inc.	64,147	1,601,109
First Horizon Corp.	36,889	782,047
First Interstate BancSystem, Inc. (Class A Stock)	51,143	1,473,941
HDFC Bank Ltd. (India), ADR(a)	107,620	8,251,225
KBC Group NV (Belgium)	58,852	6,074,093
Mitsubishi UFJ Financial Group, Inc. (Japan)	601,600	8,201,969
National Bank of Greece SA (Greece)	182,282	2,324,232
NatWest Group PLC (United Kingdom) .	897,297	6,301,675
ServisFirst Bancshares, Inc.	16,256	1,260,003
U.S. Bancorp	69,921	3,163,925
UniCredit SpA (Italy)	80,034	5,368,952
Wells Fargo & Co.	81,847	6,557,582
Wintrust Financial Corp.	16,192	2,007,484
WSFS Financial Corp.	25,977	1,428,735

		91,093,581

Beverages — 0.8%
Diageo PLC (United Kingdom)	53,637	1,352,516
Heineken NV (Netherlands)	110,858	9,671,569
Keurig Dr. Pepper, Inc.(a)	111,053	3,671,412

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Pernod Ricard SA (France)	36,496	$3,640,525
Primo Brands Corp.	56,170	1,663,756

		19,999,778

Biotechnology — 0.2%
AbbVie, Inc.	33,555	6,228,479

Broadline Retail — 1.3%
Alibaba Group Holding Ltd. (China)	397,500	5,626,990
Amazon.com, Inc.*	117,045	25,678,502
Ozon Holdings PLC (Russia), ADR*(a)^	6,700	1

		31,305,493

Building Products — 0.7%
AAON, Inc.	17,715	1,306,481
Fortune Brands Innovations, Inc.	12,538	645,456
Hayward Holdings, Inc.*	173,918	2,400,068
Janus International Group, Inc.*(a)	165,771	1,349,376
Kingspan Group PLC (Ireland)	36,019	3,069,157
Simpson Manufacturing Co., Inc.	12,766	1,982,688
Trane Technologies PLC	17,397	7,609,622

		18,362,848

Capital Markets — 2.4%
3i Group PLC (United Kingdom)	133,670	7,564,681
Charles Schwab Corp. (The)	90,978	8,300,833
CME Group, Inc.	38,123	10,507,461
Deutsche Boerse AG (Germany)	2,282	745,506
Evercore, Inc. (Class A Stock)	7,402	1,998,688
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	197,900	10,644,362
Japan Exchange Group, Inc. (Japan)	260,000	2,633,806
London Stock Exchange Group PLC (United Kingdom)	32,249	4,716,326
MarketAxess Holdings, Inc.	7,703	1,720,388
Moelis & Co. (Class A Stock)	12,850	800,812
Morgan Stanley	33,442	4,710,640
Morningstar, Inc.	4,461	1,400,442
StepStone Group, Inc. (Class A Stock) .	33,659	1,868,074
UBS Group AG (Switzerland)	91,192	3,096,130

		60,708,149

Chemicals — 0.8%
Air Liquide SA (France)	44,946	9,267,916
Axalta Coating Systems Ltd.*	53,428	1,586,277
Balchem Corp.	7,338	1,168,210
Element Solutions, Inc.	79,966	1,811,230
Linde PLC	6,631	3,111,132
Perimeter Solutions, Inc.*	82,693	1,151,086
Quaker Chemical Corp.(a)	14,253	1,595,481
Shin-Etsu Chemical Co. Ltd. (Japan)	33,100	1,093,028

		20,784,360

Commercial Services & Supplies — 0.3%
Casella Waste Systems, Inc. (Class A Stock)*	18,109	2,089,417
Driven Brands Holdings, Inc.*(a)	69,979	1,228,831
MSA Safety, Inc.(a)	17,527	2,936,298

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)

Commercial Services & Supplies (cont’d.)
UniFirst Corp.	2,522	$474,691

		6,729,237

Construction & Engineering — 0.3%
Vinci SA (France)	25,741	3,796,035
WillScot Holdings Corp.(a)	96,547	2,645,388

		6,441,423

Construction Materials — 0.1%
Eagle Materials, Inc.	9,024	1,823,841

Consumer Staples Distribution & Retail — 0.3%
Alimentation Couche-Tard, Inc. (Canada)	80,046	3,978,934
BJ’s Wholesale Club Holdings, Inc.*	3,104	334,705
Casey’s General Stores, Inc.	612	312,285
Performance Food Group Co.*	28,987	2,535,493

		7,161,417

Containers & Packaging — 0.1%
AptarGroup, Inc.	8,817	1,379,243

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	16,630	2,055,302

Diversified Telecommunication Services — 0.3%
Deutsche Telekom AG (Germany)	113,318	4,147,847
GCI Liberty, Inc. (Class A Stock)*^	5,713	—
Telstra Group Ltd. (Australia)	1,378,983	4,397,056

		8,544,903

Electric Utilities — 0.8%
Iberdrola SA (Spain)	205,941	3,961,899
NextEra Energy, Inc.	45,915	3,187,419
Portland General Electric Co.	35,194	1,429,932
Southern Co. (The)	118,655	10,896,089

		19,475,339

Electrical Equipment — 0.4%
Eaton Corp. PLC	15,292	5,459,091
Legrand SA (France)	43,779	5,867,635

		11,326,726

Electronic Equipment, Instruments & Components — 0.4%
Badger Meter, Inc.	5,570	1,364,372
Fabrinet (Thailand)*(a)	4,715	1,389,416
Keyence Corp. (Japan)	14,300	5,717,545
Novanta, Inc.*	14,965	1,929,437

		10,400,770

Energy Equipment & Services — 0.4%
Baker Hughes Co.	175,848	6,742,012
Cactus, Inc. (Class A Stock)	33,544	1,466,544
Flowco Holdings, Inc. (Class A Stock)	45,800	815,698

		9,024,254

Entertainment — 0.5%
Walt Disney Co. (The)	99,082	12,287,159

	Shares	Value

COMMON STOCKS (continued)
Financial Services — 0.5%
Fidelity National Information Services, Inc.	113,402	$9,232,057
Mastercard, Inc. (Class A Stock)	2,843	1,597,595
WEX, Inc.*(a)	8,518	1,251,209

		12,080,861

Food Products — 0.4%
Freshpet, Inc.*(a)	13,928	946,547
Nestle SA.	69,471	6,907,250
Utz Brands, Inc	120,935	1,517,734

		9,371,531

Ground Transportation — 0.3%
Canadian Pacific Kansas City Ltd. (Canada)	40,164	3,190,704
Knight-Swift Transportation Holdings, Inc.	21,057	931,351
Landstar System, Inc.(a)	11,096	1,542,566
Saia, Inc.*	3,667	1,004,722

		6,669,343

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	31,078	4,226,919
Envista Holdings Corp.*	96,083	1,877,462
Hoya Corp. (Japan)	61,900	7,351,374
ICU Medical, Inc.*	11,569	1,528,843
QuidelOrtho Corp.*	20,840	600,609

		15,585,207

Health Care Providers & Services — 0.4%
Chemed Corp.	3,227	1,571,323
Concentra Group Holdings Parent, Inc.	54,650	1,124,150
Encompass Health Corp.	19,987	2,451,006
HealthEquity, Inc.*	13,460	1,410,070
UnitedHealth Group, Inc	12,067	3,764,542

		10,321,091

Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.(a)	18,780	1,853,023

Hotels, Restaurants & Leisure — 1.9%
Chipotle Mexican Grill, Inc.*	89,087	5,002,235
Compass Group PLC (United Kingdom)	119,192	4,037,272
InterContinental Hotels Group PLC (United Kingdom)	25,234	2,885,134
Marriott International, Inc. (Class A Stock)(a)	29,415	8,036,472
McDonald’s Corp.	23,321	6,813,697
Monarch Casino & Resort, Inc	15,320	1,324,261
Planet Fitness, Inc. (Class A Stock)*	18,356	2,001,722
Shake Shack, Inc. (Class A Stock)*	5,069	712,701
Vail Resorts, Inc.	5,961	936,652
Wendy’s Co. (The)	49,395	564,091
Wyndham Hotels & Resorts, Inc.(a)	19,183	1,557,851
Yum China Holdings, Inc. (China)	203,328	9,090,795
Yum! Brands, Inc.(a)	32,570	4,826,223

		47,789,106

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Household Durables — 0.5%
Sony Group Corp. (Japan)	522,500	$13,585,170

Industrial Conglomerates — 0.7%
3M Co.	25,572	3,893,081
Siemens AG (Germany)	53,233	13,673,333

		17,566,414

Industrial REITs — 0.0%
EastGroup Properties, Inc.(a)	7,022	1,173,517

Insurance — 1.5%
AIA Group Ltd. (Hong Kong)	362,400	3,282,780
Aon PLC (Class A Stock)(a)	5,174	1,845,876
Arthur J. Gallagher & Co.	4,337	1,388,361
Baldwin Insurance Group, Inc. (The) (Class A Stock)*(a)	29,955	1,282,374
Intact Financial Corp. (Canada)	23,693	5,509,373
Kinsale Capital Group, Inc.(a)	3,066	1,483,637
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	22,160	14,389,252
Oscar Health, Inc. (Class A Stock)*(a)	53,369	1,144,231
RLI Corp.	18,983	1,370,952
Tokio Marine Holdings, Inc. (Japan)	141,100	5,979,967

		37,676,803

Interactive Media & Services — 1.7%
Meta Platforms, Inc. (Class A Stock)	33,556	24,767,348
Tencent Holdings Ltd. (China)	263,100	16,953,010

		41,720,358

IT Services — 0.2%
Infosys Ltd. (India), ADR(a)	225,524	4,178,960

Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	18,934	1,378,774
Brunswick Corp.	26,909	1,486,453

		2,865,227

Life Sciences Tools & Services — 0.4%
Lonza Group AG (Switzerland)	7,916	5,661,234
Medpace Holdings, Inc.*(a)	3,304	1,036,994
Thermo Fisher Scientific, Inc.	6,868	2,784,699

		9,482,927

Machinery — 1.0%
Atlas Copco AB (Sweden) (Class A Stock)	458,522	7,412,471
Hillman Solutions Corp.*(a)	181,260	1,294,196
Lincoln Electric Holdings, Inc.	6,403	1,327,470
Otis Worldwide Corp.	18,241	1,806,224
RBC Bearings, Inc.*	5,227	2,011,350
Toro Co. (The)	16,631	1,175,479
Volvo AB (Sweden) (Class B Stock)	386,347	10,870,884

		25,898,074

Multi-Utilities — 0.3%
Dominion Energy, Inc.(a)	64,052	3,620,219
Engie SA (France)	167,498	3,936,673

		7,556,892

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 1.0%
DT Midstream, Inc.	12,197	$1,340,572
Exxon Mobil Corp.	107,657	11,605,425
Gazprom PJSC (Russia)*^	321,836	1
Shell PLC	318,886	11,125,790
SM Energy Co.	61,178	1,511,708

		25,583,496

Pharmaceuticals — 1.4%
AstraZeneca PLC (United Kingdom)	27,168	3,780,948
Bristol-Myers Squibb Co.	101,813	4,712,924
Johnson & Johnson	80,673	12,322,801
Novartis AG	46,950	5,698,655
Novo Nordisk A/S (Denmark) (Class B Stock)	85,950	5,955,823
Sanofi SA	21,777	2,108,312

		34,579,463

Professional Services — 0.4%
First Advantage Corp.*(a)	71,285	1,184,044
HeadHunter Group PLC (Russia), ADR*(a)^	7,400	1
Paylocity Holding Corp.*	7,834	1,419,442
RELX PLC (United Kingdom)	107,025	5,783,491
Verra Mobility Corp.*	59,919	1,521,343

		9,908,321

Real Estate Management & Development — 0.3%
Cushman & Wakefield PLC*	212,638	2,353,902
Mitsui Fudosan Co. Ltd. (Japan)	458,500	4,438,776

		6,792,678

Retail REITs — 0.0%
NNN REIT, Inc.	19,204	829,229

Semiconductors & Semiconductor Equipment — 3.6%
Allegro MicroSystems, Inc. (Japan)*	40,276	1,377,036
Analog Devices, Inc.	33,576	7,991,760
ASML Holding NV (Netherlands)	7,665	6,142,247
Disco Corp. (Japan)	11,100	3,288,302
Infineon Technologies AG (Germany)	112,914	4,818,271
MACOM Technology Solutions Holdings, Inc.*	15,361	2,201,078
NVIDIA Corp.	178,550	28,209,115
Power Integrations, Inc.	32,146	1,796,961
SK Hynix, Inc. (South Korea)	24,938	5,373,680
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	339,000	12,397,011
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	70,826	16,041,381

		89,636,842

Software — 2.2%
CCC Intelligent Solutions Holdings, Inc.*(a)	117,966	1,110,060
Clearwater Analytics Holdings, Inc. (Class A Stock)*	56,688	1,243,168
Microsoft Corp.	77,227	38,413,482
nCino, Inc.*(a)	24,536	686,272
Oracle Corp.	21,403	4,679,338

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Qualys, Inc.*	6,222	$888,937
Salesforce, Inc.	21,430	5,843,747
SPS Commerce, Inc.*	9,878	1,344,297

		54,209,301

Specialized REITs — 0.2%
American Tower Corp.	17,306	3,824,972
CubeSmart	36,169	1,537,183

		5,362,155

Specialty Retail — 0.4%
Five Below, Inc.*	5,350	701,813
Lowe’s Cos., Inc.	22,769	5,051,758
Ross Stores, Inc.	30,890	3,940,946

		9,694,517

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	85,317	17,504,489

Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE (France)	10,433	5,460,423

Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	6,682	1,553,231
Core & Main, Inc. (Class A Stock)*	41,670	2,514,784
ITOCHU Corp. (Japan)	108,300	5,671,132

		9,739,147

TOTAL COMMON STOCKS (cost $865,092,696)		926,261,287

UNAFFILIATED EXCHANGE-TRADED FUNDS — 31.0%
JPMorgan Active Growth ETF	2,327,054	200,289,538
JPMorgan Active Value ETF	2,976,490	194,960,095
JPMorgan Global Select Equity ETF	4,282,747	275,551,942
JPMorgan Ultra-Short Income ETF	2,001,669	101,444,585

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $757,252,870)		772,246,160

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k) — 2.3%
U.S. Treasury Notes
4.250%	01/31/26	57,276	57,275,500

(cost $57,275,764)

TOTAL LONG-TERM INVESTMENTS (cost $1,946,280,899)			2,027,807,294

	Shares	Value

SHORT-TERM INVESTMENTS — 19.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	440,941,449	$440,941,449
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $48,580,478; includes $48,302,053 of cash collateral for securities on loan)(b)(wa)	48,614,745	48,580,715

TOTAL SHORT-TERM INVESTMENTS (cost $489,521,927)		489,522,164

TOTAL INVESTMENTS—101.0% (cost $2,435,802,826)		2,517,329,458
Liabilities in excess of other assets(z) — (1.0)%		(23,957,809)

NET ASSETS — 100.0%		$2,493,371,649

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,369,737; cash collateral of $48,302,053 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
659	5 Year U.S. Treasury Notes	Sep. 2025	$ 71,831,000	$ 1,014,014
184	10 Year U.K. Gilt	Sep. 2025	23,496,364	665,243
1,195	10 Year U.S. Treasury Notes	Sep. 2025	133,989,375	2,581,968
671	10 Year Australian Treasury Bonds	Sep. 2025	50,618,003	704,192
265	Euro-BTP Italian Government Bond	Sep. 2025	37,770,967	123,812
151	FTSE 100 Index	Sep. 2025	18,218,010	(172,756)
1,108	Mini MSCI EAFE Index	Sep. 2025	148,566,180	2,693,675
1,729	S&P 500 E-Mini Index	Sep. 2025	540,636,688	14,218,163
130	S&P 500 E-Mini Communication Services Sector Index	Sep. 2025	18,607,875	911,362
229	TOPIX Index	Sep. 2025	45,408,805	1,045,741
295	S&P 500 E-Mini Financials Sector Index	Sep. 2025	48,037,800	1,891,829
76	S&P 500 E-Mini Technology Sector Index	Sep. 2025	19,589,760	817,606
203	S&P 500 E-Mini Utilities Sector Index	Sep. 2025	16,857,120	224,920

				26,719,769

Short Positions:
88	10 Year Japanese Bonds	Sep. 2025	84,953,717	(232,550)
202	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	24,063,250	(577,326)
72	ASX SPI 200 Index	Sep. 2025	10,113,528	(19,038)
488	DJ US Real Estate Index	Sep. 2025	17,709,520	33,038
1,309	Mini MSCI Emerging Markets Index	Sep. 2025	80,732,575	(1,246,129)
1,370	Russell 2000 E-Mini Index	Sep. 2025	150,131,450	(3,432,178)
30	S&P/TSX 60 Index	Sep. 2025	7,049,752	(71,866)
243	S&P 500 E-Mini Materials Sector Index	Sep. 2025	22,810,410	(134,141)
253	S&P 500 E-Mini Consumer Staples Sector Index	Sep. 2025	20,834,550	(142,191)

				(5,822,381)

				$20,897,388

Forward foreign currency exchange contract outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/25	GSI	AUD	14,174	$9,288,346	$9,332,337	$43,991	$—
Expiring 07/29/25	HSBC	AUD	11,383	7,269,013	7,495,803	226,790	—
British Pound,
Expiring 07/22/25	BOA	GBP	9,259	12,526,462	12,710,791	184,329	—
Expiring 07/29/25	BNP	GBP	10,287	13,685,834	14,122,499	436,665	—
Canadian Dollar,
Expiring 07/29/25	SSB	CAD	18,031	13,066,361	13,262,225	195,864	—
Euro,
Expiring 07/22/25	HSBC	EUR	16,649	19,197,356	19,642,285	444,929	—
Expiring 07/29/25	GSI	EUR	7,807	8,908,245	9,214,697	306,452	—
Expiring 07/29/25	HSBC	EUR	3,654	4,180,296	4,312,422	132,126	—
Expiring 07/29/25	HSBC	EUR	2,191	2,502,485	2,585,903	83,418	—
Expiring 07/29/25	MSI	EUR	4,374	5,043,062	5,163,317	120,255	—
Expiring 07/29/25	MSI	EUR	4,123	4,641,495	4,866,748	225,253	—
Expiring 07/29/25	MSI	EUR	1,958	2,300,218	2,311,236	11,018	—
Expiring 07/29/25	MSI	EUR	1,787	2,040,203	2,109,001	68,798	—
Expiring 07/29/25	MSI	EUR	1,425	1,628,356	1,682,374	54,018	—
Expiring 07/29/25	MSI	EUR	1,197	1,389,270	1,412,665	23,395	—
Expiring 07/29/25	MSI	EUR	1,058	1,229,218	1,248,654	19,436	—
Expiring 07/29/25	MSI	EUR	714	819,043	842,803	23,760	—

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contract outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 07/29/25	SSB	JPY	721,629	$5,111,011	$5,028,441	$—	$(82,570)
New Zealand Dollar,
Expiring 07/22/25	GSI	NZD	16,805	10,198,210	10,251,324	53,114	—
Expiring 07/22/25	MSI	NZD	13,369	8,028,696	8,155,257	126,561	—
Norwegian Krone,
Expiring 07/22/25	SSB	NOK	492,627	49,400,240	48,881,294	—	(518,946)
Swiss Franc,
Expiring 07/29/25	MSI	CHF	855	1,041,277	1,082,044	40,767	—
Expiring 07/29/25	SSB	CHF	5,783	7,071,445	7,316,329	244,884	—

				$190,566,142	$193,030,449	3,065,823	(601,516)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
British Pound,
Expiring 07/29/25	MSI	GBP	736	$998,607	$1,010,521	$—	$(11,914)
Danish Krone,
Expiring 07/29/25	MSI	DKK	8,041	1,213,782	1,272,388	—	(58,606)
Euro,
Expiring 07/29/25	HSBC	EUR	28,514	32,652,581	33,656,232	—	(1,003,651)
Expiring 07/29/25	MSI	EUR	7,366	8,385,334	8,694,325	—	(308,991)
Hong Kong Dollar,
Expiring 07/29/25	BNP	HKD	11,744	1,511,156	1,500,786	10,370	—
Expiring 07/29/25	HSBC	HKD	11,553	1,480,316	1,476,401	3,915	—
Expiring 07/29/25	HSBC	HKD	7,498	969,328	958,213	11,115	—
Expiring 07/29/25	MSI	HKD	17,697	2,284,591	2,261,673	22,918	—
Expiring 07/29/25	SSB	HKD	30,101	3,886,243	3,846,843	39,400	—
Japanese Yen,
Expiring 07/22/25	MSI	JPY	2,443,094	17,008,509	17,009,446	—	(937)
Expiring 07/29/25	HSBC	JPY	465,438	3,254,607	3,243,255	11,352	—
Expiring 07/29/25	HSBC	JPY	160,586	1,115,860	1,118,992	—	(3,132)
Singapore Dollar,
Expiring 07/29/25	SC	SGD	4,315	3,305,596	3,401,302	—	(95,706)
Swedish Krona,
Expiring 07/22/25	CITI	SEK	173,913	18,401,964	18,409,872	—	(7,908)
Expiring 07/22/25	CITI	SEK	170,470	17,902,068	18,045,354	—	(143,286)
Expiring 07/29/25	MSI	SEK	38,037	3,983,712	4,028,440	—	(44,728)
Expiring 07/29/25	MSI	SEK	15,411	1,609,400	1,632,152	—	(22,752)
Swiss Franc,
Expiring 07/22/25	HSBC	CHF	36,333	44,857,340	45,925,352	—	(1,068,012)

				$164,820,994	$167,491,547	99,070	(2,769,623)

						$3,164,893	$(3,371,139)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$46,751,000

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$272,024,347	$—	$—
Common Stocks	557,293,699	368,967,585	3
Unaffiliated Exchange-Traded Funds	772,246,160	—	—
U.S. Treasury Obligation	—	57,275,500	—
Short-Term Investments
Affiliated Mutual Funds	489,522,164	—	—

Total	$2,091,086,370	$426,243,085	$ 3

Other Financial Instruments*
Assets
Futures Contracts	$26,925,563	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	3,164,893	—

Total	$26,925,563	$3,164,893	$—

Liabilities
Futures Contracts	$(6,028,175)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(3,371,139)	—

Total	$(6,028,175)	$(3,371,139)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Unaffiliated Exchange-Traded Funds	31.0%
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	30.6
Banks	3.6
Semiconductors & Semiconductor Equipment	3.6
Capital Markets	2.4
U.S. Treasury Obligation	2.3
Software	2.2
Hotels, Restaurants & Leisure	1.9
Interactive Media & Services	1.7
Insurance	1.5
Pharmaceuticals	1.4
Broadline Retail	1.3
Aerospace & Defense	1.1
Machinery	1.0
Oil, Gas & Consumable Fuels	1.0
Chemicals	0.8
Beverages	0.8
Electric Utilities	0.8
Building Products	0.7
Industrial Conglomerates	0.7
Technology Hardware, Storage & Peripherals	0.7

Health Care Equipment & Supplies	0.6%
Household Durables	0.5
Entertainment	0.5
Financial Services	0.5
Electrical Equipment	0.4
Electronic Equipment, Instruments & Components	0.4
Health Care Providers & Services	0.4
Automobiles	0.4
Professional Services	0.4
Trading Companies & Distributors	0.4
Specialty Retail	0.4
Automobile Components	0.4
Life Sciences Tools & Services	0.4
Food Products	0.4
Energy Equipment & Services	0.4
Diversified Telecommunication Services	0.3
Multi-Utilities	0.3
Consumer Staples Distribution & Retail	0.3
Real Estate Management & Development	0.3
Commercial Services & Supplies	0.3
Ground Transportation	0.3
Construction & Engineering	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Biotechnology	0.2%
Textiles, Apparel & Luxury Goods	0.2
Specialized REITs	0.2
IT Services	0.2
Leisure Products	0.1
Diversified Consumer Services	0.1
Hotel & Resort REITs	0.1
Construction Materials	0.1
Containers & Packaging	0.1

Industrial REITs	0.0	*%
Retail REITs	0.0	*

	101.0
Liabilities in excess of other assets	(1.0)

	100.0%

*  Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$21,836,334	*	Due from/to broker-variation margin futures	$5,218,299	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,164,893		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,371,139
Interest rate contracts	Due from/to broker-variation margin futures	5,089,229	*	Due from/to broker-variation margin futures	809,876	*

		$30,090,456			$9,399,314

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts
Equity contracts	$(17,018,089)	$—
Foreign exchange contracts	—	(1,434,487)
Interest rate contracts	804,821	—

Total	$(16,213,268)	$(1,434,487)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts
Equity contracts	$37,002,577	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts
Foreign exchange contracts	$—	$78,381
Interest rate contracts	7,505,363	—

Total	$44,507,940	$78,381

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,313,379,823
Futures Contracts - Short Positions (1)	500,259,149
Forward Foreign Currency Exchange Contracts - Purchased (2)	170,549,557
Forward Foreign Currency Exchange Contracts - Sold (2)	192,143,893
Cross Currency Exchange Contracts (3)	28,329,859

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$47,369,737	$(47,369,737)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$447,035	$—	$447,035	$—	$447,035
BOA	184,329	—	184,329	—	184,329
CITI	—	(151,194)	(151,194)	—	(151,194)
GSI	403,557	—	403,557	—	403,557
HSBC	913,645	(2,074,795)	(1,161,150)	—	(1,161,150)
MSI	736,179	(447,928)	288,251	—	288,251
SC	—	(95,706)	(95,706)	—	(95,706)
SSB	480,148	(601,516)	(121,368)	—	(121,368)

	$3,164,893	$(3,371,139)	$(206,246)	$—	$(206,246)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $47,369,737:
Unaffiliated investments (cost $1,679,621,330)	$1,755,782,947
Affiliated investments (cost $756,181,496)	761,546,511
Foreign currency, at value (cost $372,446)	374,192
Receivable for Portfolio shares sold	13,962,699
Due from broker-variation margin futures	6,965,990
Receivable for investments sold	4,886,407
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,164,893
Tax reclaim receivable	2,632,723
Dividends and interest receivable	1,624,373
Receivable from affiliate	32,137
Prepaid expenses and other assets	117,372

Total Assets	2,551,090,244

LIABILITIES
Payable to broker for collateral for securities on loan	48,302,053
Payable for investments purchased	3,621,146
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,371,139
Payable to affiliate	1,253,014
Accrued expenses and other liabilities	653,580
Management fee payable	413,736
Distribution fee payable	100,583
Trustees’ fees payable	2,388
Affiliated transfer agent fee payable	956

Total Liabilities	57,718,595

NET ASSETS	$2,493,371,649

Net assets were comprised of:
Partners’ Equity	$2,493,371,649

Net asset value and redemption price per share, $2,493,371,649 / 103,499,776 outstanding shares of beneficial interest	$24.09

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $642,974 foreign withholding tax, of which $86,333 is reimbursable by an affiliate)	$16,674,706
Affiliated dividend income	6,916,177
Interest income	1,251,574
Income from securities lending, net (including affiliated income of $76,566)	256,461

Total income	25,098,918

EXPENSES
Management fee	8,459,847
Distribution fee	3,098,845
Custodian and accounting fees	218,448
Professional fees	32,964
Audit fee	31,641
Trustees’ fees	26,648
Shareholders’ reports	5,527
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,655
Miscellaneous	61,300

Total expenses	11,939,875
Less: Fee waiver and/or expense reimbursement	(2,059,364)

Net expenses	9,880,511

NET INVESTMENT INCOME (LOSS)	15,218,407

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $468,783)	(53,538,672)
Futures transactions	(16,213,268)
Forward and cross currency contract transactions	(1,434,487)
Foreign currency transactions	(168,228)

(71,354,655)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $7,904,728) (net of change in foreign capital gains taxes $(3,833))	117,897,410
Futures	44,507,940
Forward and cross currency contracts	78,381
Foreign currencies	236,570

162,720,301

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	91,365,646

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,584,053

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$15,218,407	$40,922,874
Net realized gain (loss) on investment and foreign currency transactions	(71,354,655)	552,077,164
Net capital gain distributions received	—	7,195,527
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	162,720,301	(280,299,514)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	106,584,053	319,896,051

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [18,809,332 and 25,436,021 shares, respectively]	422,584,395	552,971,759
Portfolio shares purchased [38,106,377 and 38,331,490 shares, respectively]	(811,322,448)	(829,218,700)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(388,738,053)	(276,246,941)

TOTAL INCREASE (DECREASE)	(282,154,000)	43,649,110
NET ASSETS:
Beginning of period	2,775,525,649	2,731,876,539

End of period	$2,493,371,649	$2,775,525,649

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$22.60		$20.13	$17.11	$20.84	$18.01	$15.84

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.31	0.24	0.15	0.06	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.35		2.16	2.78	(3.88)	2.77	2.09

Total from investment operations	1.49		2.47	3.02	(3.73)	2.83	2.17

Net Asset Value, end of period	$24.09		$22.60	$20.13	$17.11	$20.84	$18.01

Total Return(b)	6.59%		12.27%	17.65%	(17.90)%	15.71%	13.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,493		$2,776	$2,732	$1,800	$3,630	$3,360
Average net assets (in millions)	$2,500		$2,931	$2,318	$2,590	$3,578	$2,672
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80	%(d)	0.95%	0.98%	0.98%	0.97%	0.99%
Expenses before waivers and/or expense reimbursement	0.97	%(d)	0.98%	0.99%	0.99%	0.98%	1.00%
Net investment income (loss)	1.23	%(d)	1.40%	1.28%	0.85%	0.32%	0.54%
Portfolio turnover rate(e)	35%		240%	160%	219%	147%	171%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.9%
AFFILIATED MUTUAL FUND — 53.0%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	187,537,946	$2,107,926,516

(cost $1,956,133,709)(wa)

COMMON STOCKS — 8.1%
Aerospace & Defense — 0.2%
Karman Holdings, Inc.*(a)	7,517	378,631
Loar Holdings, Inc.*	6,056	521,846
Safran SA (France)	18,131	5,912,958
Woodward, Inc.	5,192	1,272,507

		8,085,942

Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	69,206	2,574,063
Gentex Corp.	37,230	818,688
Modine Manufacturing Co.*	479	47,181

		3,439,932

Automobiles — 0.1%
Kia Corp. (South Korea)	41,471	2,967,433

Banks — 1.2%
Al Rajhi Bank (Saudi Arabia)	135,383	3,414,746
Bank Central Asia Tbk PT (Indonesia)	5,821,600	3,111,923
BankUnited, Inc.	36,765	1,308,466
Commerce Bancshares, Inc.	19,691	1,224,189
Cullen/Frost Bankers, Inc.	10,716	1,377,435
DBS Group Holdings Ltd. (Singapore)	184,240	6,504,055
First Financial Bancorp	48,848	1,185,052
First Hawaiian, Inc.	50,083	1,250,072
First Horizon Corp.	28,799	610,539
First Interstate BancSystem, Inc. (Class A Stock)	39,922	1,150,552
HDFC Bank Ltd. (India), ADR(a)	80,885	6,201,453
KBC Group NV (Belgium)	43,652	4,505,307
Mitsubishi UFJ Financial Group, Inc. (Japan)	215,700	2,940,766
National Bank of Greece SA (Greece)	136,524	1,740,783
NatWest Group PLC (United Kingdom)	669,165	4,699,515
ServisFirst Bancshares, Inc.	12,692	983,757
UniCredit SpA (Italy)	59,309	3,978,648
Wintrust Financial Corp.	12,643	1,567,479
WSFS Financial Corp.	20,277	1,115,235

		48,869,972

Beverages — 0.1%
Heineken NV (Netherlands)	44,006	3,839,209
Primo Brands Corp.	43,854	1,298,956

		5,138,165

Broadline Retail — 0.1%
Alibaba Group Holding Ltd. (China)	297,200	4,207,148

Building Products — 0.2%
AAON, Inc.	13,833	1,020,184
Fortune Brands Innovations, Inc.	9,788	503,886
Hayward Holdings, Inc.*	135,775	1,873,695
Janus International Group, Inc.*	128,873	1,049,026
Kingspan Group PLC (Ireland)	26,924	2,294,178

	Shares	Value
COMMON STOCKS (continued)
Building Products (cont’d.)
SAL TopCo LLC*^	1,709,579	$171
Simpson Manufacturing Co., Inc.	9,966	1,547,819

		8,288,959

Capital Markets — 0.5%
3i Group PLC (United Kingdom)	99,897	5,653,392
Evercore, Inc. (Class A Stock)	5,780	1,560,716
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	81,800	4,399,742
London Stock Exchange Group PLC (United Kingdom)	24,025	3,513,589
MarketAxess Holdings, Inc.	6,014	1,343,167
Moelis & Co. (Class A Stock)	10,034	625,319
Morningstar, Inc.	3,483	1,093,418
StepStone Group, Inc. (Class A Stock)	26,274	1,458,207

		19,647,550

Chemicals — 0.3%
Air Liquide SA (France)	33,759	6,961,144
Axalta Coating Systems Ltd.*	41,715	1,238,518
Balchem Corp.	5,729	912,057
Element Solutions, Inc.	62,423	1,413,881
Perimeter Solutions, Inc.*	64,558	898,647
Quaker Chemical Corp.(a)	11,127	1,245,557

		12,669,804

Commercial Services & Supplies — 0.1%
Casella Waste Systems, Inc. (Class A Stock)*	14,139	1,631,358
Driven Brands Holdings, Inc.*	59,904	1,051,914
MSA Safety, Inc.(a)	13,683	2,292,313
UniFirst Corp.	1,969	370,605

		5,346,190

Construction & Engineering — 0.1%
Vinci SA (France)	19,075	2,812,998
WillScot Holdings Corp.(a)	75,090	2,057,466

		4,870,464

Construction Materials — 0.0%
Eagle Materials, Inc.	7,059	1,426,695

Consumer Staples Distribution & Retail — 0.1%
Alimentation Couche-Tard, Inc. (Canada)	59,947	2,979,851
BJ’s Wholesale Club Holdings, Inc.*	2,846	306,884
Casey’s General Stores, Inc.	479	244,419
Performance Food Group Co.*	22,586	1,975,598

		5,506,752

Containers & Packaging — 0.0%
AptarGroup, Inc.	6,715	1,050,427

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	12,985	1,604,816

Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Germany)	84,867	3,106,438
GCI Liberty, Inc. (Class A Stock)*^	599	—

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Telstra Group Ltd. (Australia)	1,030,114	$3,284,644

		6,391,082

Electric Utilities — 0.1%
Iberdrola SA (Spain)	154,244	2,967,351
Portland General Electric Co.	26,861	1,091,362

		4,058,713

Electrical Equipment — 0.1%
Legrand SA (France)	32,149	4,308,883

Electronic Equipment, Instruments & Components — 0.1%
Badger Meter, Inc.	4,348	1,065,043
Fabrinet (Thailand)*(a)	3,663	1,079,413
Novanta, Inc.*	11,681	1,506,031

		3,650,487

Energy Equipment & Services — 0.1%
Cactus, Inc. (Class A Stock)	26,189	1,144,983
Flowco Holdings, Inc. (Class A Stock)	35,682	635,497

		1,780,480

Financial Services — 0.0%
WEX, Inc.*(a)	6,651	976,965

Food Products — 0.2%
Freshpet, Inc.*(a)	10,873	738,929
Nestle SA	51,853	5,155,556
Utz Brands, Inc.	94,405	1,184,783

		7,079,268

Ground Transportation — 0.1%
Canadian Pacific Kansas City Ltd. (Canada)	29,625	2,353,466
Knight-Swift Transportation Holdings, Inc.	16,442	727,230
Landstar System, Inc.	8,663	1,204,330
Saia, Inc.*	2,863	784,433

		5,069,459

Health Care Equipment & Supplies — 0.2%
Envista Holdings Corp.*	75,011	1,465,715
Hoya Corp. (Japan)	29,100	3,455,977
ICU Medical, Inc.*	8,998	1,189,086
QuidelOrtho Corp.*	16,268	468,844

		6,579,622

Health Care Providers & Services — 0.1%
Chemed Corp.	2,520	1,227,064
Concentra Group Holdings Parent, Inc.	42,669	877,701
Encompass Health Corp.	15,606	1,913,764
HealthEquity, Inc.*	10,465	1,096,313
NMC Health PLC (United Arab Emirates)*^	411	—

		5,114,842

Hotel & Resort REITs — 0.0%
Ryman Hospitality Properties, Inc.(a)	14,662	1,446,700

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — 0.4%
Compass Group PLC (United Kingdom)	88,900	$3,011,221
InterContinental Hotels Group PLC (United Kingdom)	18,900	2,160,935
Monarch Casino & Resort, Inc.	11,773	1,017,658
Planet Fitness, Inc. (Class A Stock)*	14,329	1,562,577
Shake Shack, Inc. (Class A Stock)*	3,958	556,495
Vail Resorts, Inc.(a)	4,653	731,126
Wendy’s Co. (The)	38,562	440,378
Wyndham Hotels & Resorts, Inc.	14,979	1,216,445
Yum China Holdings, Inc. (China)	81,849	3,659,469

		14,356,304

Household Durables — 0.2%
Sony Group Corp. (Japan)	274,015	7,124,479

Industrial Conglomerates — 0.1%
Siemens AG (Germany)	20,753	5,330,578

Industrial REITs — 0.0%
EastGroup Properties, Inc.(a)	5,640	942,557

Insurance — 0.5%
Baldwin Insurance Group, Inc. (The) (Class A Stock)*(a)	23,387	1,001,197
Intact Financial Corp. (Canada)	17,712	4,118,601
Kinsale Capital Group, Inc.(a)	2,393	1,157,973
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	7,251	4,708,324
Oscar Health, Inc. (Class A Stock)*(a)	41,667	893,340
RLI Corp.	14,818	1,070,156
Tokio Marine Holdings, Inc. (Japan)	109,500	4,640,726

		17,590,317

Interactive Media & Services — 0.2%
Tencent Holdings Ltd. (China)	114,300	7,364,991

IT Services — 0.1%
Infosys Ltd. (India), ADR(a)	168,064	3,114,226

Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	14,727	1,072,420
Brunswick Corp.	21,007	1,160,427

		2,232,847

Life Sciences Tools & Services — 0.1%
Lonza Group AG (Switzerland)	5,912	4,228,046
Medpace Holdings, Inc.*(a)	2,580	809,759

		5,037,805

Machinery — 0.3%
Atlas Copco AB (Sweden) (Class A Stock)	173,055	2,797,609
Hillman Solutions Corp.*	141,495	1,010,274
Lincoln Electric Holdings, Inc.	4,999	1,036,393
RBC Bearings, Inc.*	4,090	1,573,832
Toro Co. (The)	11,665	824,482
Volvo AB (Sweden) (Class B Stock)	132,597	3,730,964

		10,973,554

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining — 0.0%
Severstal PAO (Russia), GDR*^	17,534	$2

Multi-Utilities — 0.1%
Engie SA (France)	125,451	2,948,450

Oil, Gas & Consumable Fuels — 0.3%
DT Midstream, Inc.	9,477	1,041,617
Shell PLC	231,836	8,088,655
SM Energy Co.	47,750	1,179,902

		10,310,174

Pharmaceuticals — 0.1%
Novartis AG	35,099	4,260,215

Professional Services — 0.2%
First Advantage Corp.*(a)	55,646	924,280
Paylocity Holding Corp.*	6,114	1,107,796
RELX PLC (United Kingdom)	80,158	4,331,633
Verra Mobility Corp.*(a)	46,775	1,187,617

		7,551,326

Real Estate Management & Development — 0.1%
Cushman & Wakefield PLC*	166,009	1,837,720
Mitsui Fudosan Co. Ltd. (Japan)	342,300	3,313,834

		5,151,554

Retail REITs — 0.0%
NNN REIT, Inc.	15,951	688,764

Semiconductors & Semiconductor Equipment — 0.6%
Allegro MicroSystems, Inc. (Japan)*	31,448	1,075,207
Infineon Technologies AG (Germany)	84,401	3,601,563
MACOM Technology Solutions Holdings, Inc.*	11,987	1,717,617
Power Integrations, Inc.	25,097	1,402,922
SK Hynix, Inc. (South Korea)	18,678	4,024,766
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	124,000	4,534,600
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	27,744	6,283,739

		22,640,414

Software — 0.1%
CCC Intelligent Solutions Holdings, Inc.*(a)	92,091	866,576
Clearwater Analytics Holdings, Inc. (Class A Stock)*	44,250	970,403
nCino, Inc.*(a)	20,887	584,209
Qualys, Inc.*	5,307	758,211
SPS Commerce, Inc.*	7,713	1,049,662

		4,229,061

Specialized REITs — 0.0%
CubeSmart.	28,239	1,200,158

Specialty Retail — 0.0%
Claire’s Private Placement*^	406	—
Five Below, Inc.*	4,178	548,070

		548,070

Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	5,217	1,212,692

		Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Core & Main, Inc. (Class A Stock)*		32,537	$1,963,608
ITOCHU Corp. (Japan)		80,900	4,236,330

			7,412,630

TOTAL COMMON STOCKS (cost $276,393,103)			320,585,226

PREFERRED STOCK — 0.0%
Specialty Retail
Claire’s Stores, Inc., CVT*^		434	—

(cost $78,752)

UNAFFILIATED EXCHANGE-TRADED FUNDS — 27.2%
JPMorgan Active Growth ETF		2,254,109	194,011,162
JPMorgan Active Value ETF		2,843,874	186,273,747
JPMorgan Global Select Equity ETF		8,706,472	560,174,408
JPMorgan Ultra-Short Income ETF		2,761,235	139,939,390

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $1,062,433,479)			1,080,398,707

Interest Rate	Maturity Date	Principal Amount (000)#

CORPORATE BONDS — 0.0%
Cosmetics/Personal Care — 0.0%
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^(d)	22	—

Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26(d)	70	231
8.000%	02/09/26(d)	315	1,040

			1,271

TOTAL CORPORATE BONDS (cost $0)			1,271

FLOATING RATE AND OTHER LOANS — 0.0%
Foods — 0.0%
Moran Foods LLC,
2023 First Lien FLFO PIK Term Loan, 3 Month SOFR + 11.646% (Cap N/A, Floor 0.000%)
11.646%(c)	06/30/26^	432	302,580
2023 First Lien FLSO PIK Term Loan, 3 Month SOFR + 11.646% (Cap N/A, Floor 0.000%)
11.646%(c)	06/30/26^	286	64,860
Super Senior Delayed Draw Term Loan, 1 Month SOFR + 11.600%
9.045%(c)	06/30/26^	12	12,379

			379,819

Media — 0.0%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
9.256%(c)	10/31/27	108	86,027

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FLOATING RATE AND OTHER LOANS (continued)
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	92	$919

TOTAL FLOATING RATE AND OTHER LOANS (cost $855,214)			466,765

U.S. TREASURY OBLIGATION(k)(n) — 1.6%
U.S. Treasury Notes
4.250%	01/31/26	64,124	64,123,700

(cost $64,124,138)
TOTAL LONG-TERM INVESTMENTS (cost $3,360,018,395)			3,573,502,185

		Shares
SHORT-TERM INVESTMENTS — 10.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa) 383,193,889			383,193,889
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $24,787,278; includes $24,708,372 of cash collateral for securities on loan)(b)(wa)		24,804,854	24,787,490

TOTAL SHORT-TERM INVESTMENTS (cost $407,981,167)			407,981,379

TOTAL INVESTMENTS—100.2% (cost $3,767,999,562)			3,981,483,564
Liabilities in excess of other assets(z) — (0.2)%			(6,037,095)

NET ASSETS — 100.0%			$3,975,446,469

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $380,911 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,159,365; cash collateral of $24,708,372 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,201	5 Year U.S. Treasury Notes	Sep. 2025	$130,909,000	$1,847,997
334	10 Year U.K. Gilt	Sep. 2025	42,651,008	1,207,560
2,507	10 Year U.S. Treasury Notes	Sep. 2025	281,097,375	5,214,009
1,223	10 Year Australian Treasury Bonds	Sep. 2025	92,259,043	1,283,497
484	Euro-BTP Italian Government Bond	Sep. 2025	68,985,464	226,261
251	FTSE 100 Index	Sep. 2025	30,282,917	(287,167)
949	Mini MSCI EAFE Index	Sep. 2025	127,246,665	2,545,435
525	S&P 500 E-Mini Financials Sector Index	Sep. 2025	85,491,000	3,366,814
1,066	S&P 500 E-Mini Index	Sep. 2025	333,324,875	8,766,086
130	S&P 500 E-Mini Technology Sector Index	Sep. 2025	33,508,800	1,398,537
347	S&P 500 E-Mini Utilities Sector Index	Sep. 2025	28,814,880	384,469
222	S&P 500 E-Mini Communication Services Sector Index	Sep. 2025	31,776,525	1,556,327
378	TOPIX Index	Sep. 2025	74,954,272	1,726,123

				29,235,948

Short Positions:
161	10 Year Japanese Bonds	Sep. 2025	155,426,687	(425,461)
331	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	39,430,375	(941,898)

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Futures contracts outstanding at June 30, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
115	ASX SPI 200 Index	Sep. 2025	$16,153,551	$(30,407)
827	DJ US Real Estate Index	Sep. 2025	30,011,830	55,988
1,138	Mini MSCI Emerging Markets Index	Sep. 2025	70,186,150	(1,083,342)
1,076	Russell 2000 E-Mini Index	Sep. 2025	117,913,460	(2,695,636)
465	S&P 500 E-Mini Consumer Staples Sector Index	Sep. 2025	38,292,750	(261,339)
441	S&P 500 E-Mini Materials Sector Index	Sep. 2025	41,396,670	(243,441)
69	S&P/TSX 60 Index	Sep. 2025	16,214,430	(165,291)

				(5,790,827)

				$23,445,121

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/25	GSI	AUD	22,915	$15,016,994	$15,088,116	$71,122	$—
British Pound,
Expiring 07/22/25	BARC	GBP	15,838	21,422,022	21,742,863	320,841	—
Euro,
Expiring 07/22/25	CITI	EUR	26,779	30,850,480	31,592,383	741,903	—
New Zealand Dollar,
Expiring 07/22/25	BARC	NZD	23,182	13,927,648	14,141,152	213,504	—
Expiring 07/22/25	GSI	NZD	25,603	15,536,889	15,617,808	80,919	—
Norwegian Krone,
Expiring 07/22/25	CITI	NOK	803,584	80,706,360	79,736,175	—	(970,185)

				$177,460,393	$177,918,497	1,428,289	(970,185)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 07/22/25	MSI	JPY	4,094,548	$28,499,213	$28,507,296	$—	$(8,083)
Swedish Krona,
Expiring 07/22/25	CITI	SEK	278,738	29,493,620	29,506,294	—	(12,674)
Expiring 07/22/25	CITI	SEK	278,061	29,168,092	29,434,547	—	(266,455)
Swiss Franc,
Expiring 07/22/25	CITI	CHF	58,939	72,743,429	74,498,737	—	(1,755,308)

				$159,904,354	$161,946,874	—	(2,042,520)

						$1,428,289	$(3,012,705)

Credit default swap agreements outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110	%(Q)	190	$1,947	$—	$1,947	BARC

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
ABX.HE.AAA	05/25/46	0.110	%(Q)	150	$1,537	$—	$1,537	BOA
ABX.HE.AAA	05/25/46	0.110	%(M)	70	717	—	717	BOA
CMBX.NA.BBB-^	02/17/51	5.000	%(M)	350	—	—	—	CITI

					$4,201	$—	$4,201

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$4,201	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$44,952,700

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$2,107,926,516	$—	$—
Common Stocks	137,836,688	182,748,365	173
Preferred Stock	—	—	—	**
Unaffiliated Exchange-Traded Funds	1,080,398,707	—	—
Corporate Bonds	—	1,271	—	**
Floating Rate and Other Loans	—	86,027	380,738
U.S. Treasury Obligation	—	64,123,700	—
Short-Term Investments
Affiliated Mutual Funds	407,981,379	—	—

Total	$3,734,143,290	$246,959,363	$380,911

Other Financial Instruments*
Assets
Futures Contracts	$29,579,103	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,428,289	—
OTC Credit Default Swap Agreements	—	4,201	—**

Total	$29,579,103	$1,432,490	$—	**

Liabilities
Futures Contracts	$(6,133,982)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(3,012,705)	—

Total	$(6,133,982)	$(3,012,705)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	63.3%
Unaffiliated Exchange-Traded Funds	27.2
U.S. Treasury Obligation	1.6
Banks	1.2
Semiconductors & Semiconductor Equipment	0.6
Capital Markets	0.5
Insurance	0.5
Hotels, Restaurants & Leisure	0.4
Chemicals	0.3
Machinery	0.3
Oil, Gas & Consumable Fuels	0.3
Building Products	0.2
Aerospace & Defense	0.2
Professional Services	0.2
Trading Companies & Distributors	0.2
Interactive Media & Services	0.2
Household Durables	0.2
Food Products	0.2
Health Care Equipment & Supplies	0.2
Diversified Telecommunication Services	0.2
Consumer Staples Distribution & Retail	0.1

Commercial Services & Supplies	0.1%
Industrial Conglomerates	0.1
Real Estate Management & Development	0.1
Beverages	0.1
Health Care Providers & Services	0.1
Ground Transportation	0.1
Life Sciences Tools & Services	0.1
Construction & Engineering	0.1
Electrical Equipment	0.1
Pharmaceuticals	0.1
Software	0.1
Broadline Retail	0.1
Electric Utilities	0.1
Electronic Equipment, Instruments & Components	0.1
Automobile Components	0.1
IT Services	0.1
Automobiles	0.1
Multi-Utilities	0.1
Leisure Products	0.1
Energy Equipment & Services	0.1
Diversified Consumer Services	0.1
Hotel & Resort REITs	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Construction Materials	0.0	*%
Specialized REITs	0.0	*
Containers & Packaging	0.0	*
Financial Services	0.0	*
Industrial REITs	0.0	*
Retail REITs	0.0	*
Specialty Retail	0.0	*
Foods	0.0	*
Media	0.0	*
Oil & Gas	0.0	*

Miscellaneous Manufacturing	0.0	*%
Metals & Mining	0.0	*
Cosmetics/Personal Care	0.0	*

	100.2
Liabilities in excess of other assets	(0.2)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$4,201		—	$—
Equity contracts	Due from/to broker-variation margin futures	19,799,779	*	Due from/to broker-variation margin futures	4,766,623	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,428,289		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,012,705
Interest rate contracts	Due from/to broker-variation margin futures	9,779,324	*	Due from/to broker-variation margin futures	1,367,359	*

		$31,011,593			$9,146,687

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$2,719
Equity contracts	(47,324,111)	—	—
Foreign exchange contracts	—	(1,505,462)	—
Interest rate contracts	(2,335,754)	—	—

Total	$(49,659,865)	$(1,505,462)	$2,719

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(4,741)
Equity contracts	38,355,429	—	—
Foreign exchange contracts	—	(2,136,482)	—
Interest rate contracts	12,626,199	—	—

Total	$50,981,628	$(2,136,482)	$(4,741)

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,458,130,871
Futures Contracts - Short Positions (1)	585,255,111
Forward Foreign Currency Exchange Contracts - Purchased (2)	192,872,422
Forward Foreign Currency Exchange Contracts - Sold (2)	250,103,121
Cross Currency Exchange Contracts (3)	24,656,673
Credit Default Swap Agreements - Buy Protection (1)	846,667

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

 Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$24,159,365	$(24,159,365)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$536,292	$—	$536,292	$—	$536,292
BOA	2,254	—	2,254	—	2,254
CITI	741,903	(3,004,622)	(2,262,719)	—	(2,262,719)
GSI	152,041	—	152,041	—	152,041
MSI	—	(8,083)	(8,083)	—	(8,083)

	$1,432,490	$(3,012,705)	$(1,580,215)	$—	$(1,580,215)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $24,159,365:
Affiliated investments (cost $2,364,114,876)	$2,515,907,895
Unaffiliated investments (cost $1,403,884,686)	1,465,575,669
Cash	2,599
Foreign currency, at value (cost $365,711)	371,714
Receivable for Portfolio shares sold	10,605,896
Due from broker-variation margin futures	7,291,510
Tax reclaim receivable	2,807,893
Dividends and interest receivable	1,464,176
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,428,289
Receivable for investments sold	197,454
Foreign capital gains tax benefit accrued	59,724
Receivable from affiliate	6,456
Unrealized appreciation on OTC swap agreements	4,201
Prepaid expenses	3,734

Total Assets	4,005,727,210

LIABILITIES
Payable to broker for collateral for securities on loan	24,708,372
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,012,705
Payable to affiliate	1,269,035
Management fee payable	643,399
Accrued expenses and other liabilities	381,096
Distribution fee payable	161,793
Payable for investments purchased	77,426
Payable for Portfolio shares purchased	24,558
Trustees’ fees payable	1,401
Affiliated transfer agent fee payable	956

Total Liabilities	30,280,741

NET ASSETS	$3,975,446,469

Net assets were comprised of:
Partners’ Equity	$3,975,446,469

Net asset value and redemption price per share, $3,975,446,469 / 153,563,004 outstanding shares of beneficial interest	$25.89

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended June 30, 2025
NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $366,823 foreign withholding tax, of which $53,661 is reimbursable by an affiliate)	$9,208,475
Affiliated dividend income	7,760,636
Interest income	1,427,968
Income from securities lending, net (including affiliated income of $42,375)	188,037

Total income	18,585,116

EXPENSES
Management fee	13,632,696
Distribution fee	4,921,551
Custodian and accounting fees	255,020
Professional fees	46,981
Audit fee	41,395
Trustees’ fees	37,391
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,540
Miscellaneous	48,268

Total expenses	18,992,842
Less: Fee waiver and/or expense reimbursement	(3,399,517)

Net expenses	15,593,325

NET INVESTMENT INCOME (LOSS)	2,991,791

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $34,457,643)	40,889,011
Futures transactions	(49,659,865)
Forward and cross currency contract transactions	(1,505,462)
Swap agreements transactions	2,719
Foreign currency transactions	(153,143)

(10,426,740)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $55,653,621) (net of change in foreign capital gains taxes $36)	133,777,493
Futures	50,981,628
Forward and cross currency contracts	(2,136,482)
Swap agreements	(4,741)
Foreign currencies	193,676

182,811,574

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	172,384,834

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$175,376,625

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,991,791	$29,554,019
Net realized gain (loss) on investment and foreign currency transactions	(10,426,740)	452,979,306
Net capital gain distributions received	—	8,170,076
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	182,811,574	(225,712,876)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	175,376,625	264,990,525

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,601,090 and 12,104,239 shares, respectively]	213,994,513	293,428,983
Portfolio shares purchased [24,238,488 and 39,104,982 shares, respectively]	(590,220,927)	(942,234,582)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(376,226,414)	(648,805,599)

TOTAL INCREASE (DECREASE)	(200,849,789)	(383,815,074)
NET ASSETS:
Beginning of period	4,176,296,258	4,560,111,332

End of period	$3,975,446,469	$4,176,296,258

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$24.68		$23.24	$21.06	$24.99	$23.16	$20.80

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		0.16	0.18	0.26	0.15	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.19		1.28	2.00	(4.19)	1.68	2.13

Total from investment operations	1.21		1.44	2.18	(3.93)	1.83	2.36

Net Asset Value, end of period	$25.89		$24.68	$23.24	$21.06	$24.99	$23.16

Total Return(b)	4.90%		6.20%	10.35%	(15.73)%	7.95%	11.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,975		$4,176	$4,560	$2,808	$4,912	$2,286
Average net assets (in millions)	$3,970		$4,468	$4,281	$3,620	$4,656	$2,061
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79	%(d)	0.90%	0.91%	0.91%	0.92%	1.12	%(e)
Expenses before waivers and/or expense reimbursement	0.96	%(d)	1.02%	1.02%	1.03%	1.03%	1.13	%(e)
Net investment income (loss)	0.15	%(d)	0.66%	0.84%	1.16%	0.60%	1.12%
Portfolio turnover rate(f)	11%		72%	73%	192%	192%	150%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)	The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.01% for the year ended December 31, 2020.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.5%
AFFILIATED MUTUAL FUND — 31.2%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	56,404,799	$633,989,943

(cost $594,964,622)(wa)
COMMON STOCKS — 12.3%
Aerospace & Defense — 0.3%
Karman Holdings, Inc.*(a)	6,221	313,352
Loar Holdings, Inc.*	5,014	432,056
Safran SA (France)	13,755	4,485,838
Woodward, Inc.	4,298	1,053,397

		6,284,643

Automobile Components — 0.1%
Cie Generale des Etablissements
Michelin SCA (France)	51,642	1,920,784
Gentex Corp.	30,816	677,644
Modine Manufacturing Co.*	396	39,006

		2,637,434

Automobiles — 0.1%
Kia Corp. (South Korea)	31,064	2,222,766

Banks — 1.9%
Al Rajhi Bank (Saudi Arabia)	101,407	2,557,774
Bank Central Asia Tbk PT (Indonesia)	4,360,600	2,330,948
BankUnited, Inc.	30,430	1,083,004
Commerce Bancshares, Inc.	16,299	1,013,309
Cullen/Frost Bankers, Inc.	8,868	1,139,893
DBS Group Holdings Ltd. (Singapore)	142,640	5,035,489
First Financial Bancorp	40,432	980,880
First Hawaiian, Inc.	41,454	1,034,692
First Horizon Corp.	23,839	505,387
First Interstate BancSystem, Inc. (Class A Stock)	33,044	952,328
HDFC Bank Ltd. (India), ADR(a)	59,923	4,594,296
KBC Group NV (Belgium)	33,217	3,428,314
Mitsubishi UFJ Financial Group, Inc. (Japan)	161,800	2,205,915
National Bank of Greece SA (Greece)	102,260	1,303,892
NatWest Group PLC (United Kingdom)	497,696	3,495,296
Sberbank of Russia PJSC (Russia)^	43,116	—
Sberbank of Russia PJSC (Russia), ADR*^(a)	18,600	2
ServisFirst Bancshares, Inc.	10,505	814,242
UniCredit SpA (Italy)	45,140	3,028,144
Wintrust Financial Corp.	10,463	1,297,203
WSFS Financial Corp.	16,783	923,065

		37,724,073

Beverages — 0.2%
Heineken NV (Netherlands)	33,487	2,921,502
Primo Brands Corp.	36,299	1,075,176

		3,996,678

Broadline Retail — 0.2%
Alibaba Group Holding Ltd. (China)	222,600	3,151,114

Building Products — 0.3%
AAON, Inc.	11,449	844,364
Fortune Brands Innovations, Inc.	8,101	417,039

	Shares	Value
COMMON STOCKS (continued)
Building Products (cont’d.)
Hayward Holdings, Inc.*	112,381	$1,550,858
Janus International Group, Inc.*	106,670	868,294
Kingspan Group PLC (Ireland)	20,169	1,718,588
SAL TopCo LLC*^	817,799	82
Simpson Manufacturing Co., Inc.	8,250	1,281,307

		6,680,532

Capital Markets — 0.7%
3i Group PLC (United Kingdom)	74,854	4,236,153
Evercore, Inc. (Class A Stock)	4,784	1,291,776
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	60,600	3,259,466
London Stock Exchange Group PLC (United Kingdom)	18,229	2,665,941
MarketAxess Holdings, Inc.	4,977	1,111,563
Moelis & Co. (Class A Stock)	8,304	517,505
Morningstar, Inc.	2,883	905,060
StepStone Group, Inc. (Class A Stock)	21,747	1,206,959

		15,194,423

Chemicals — 0.5%
Air Liquide SA (France)	25,015	5,158,121
Axalta Coating Systems Ltd.*	34,528	1,025,136
Balchem Corp.	4,740	754,608
Element Solutions, Inc.	51,668	1,170,280
Perimeter Solutions, Inc.*	53,435	743,815
Quaker Chemical Corp.(a)	9,210	1,030,968

		9,882,928

Commercial Services & Supplies — 0.2%
Casella Waste Systems, Inc. (Class A Stock)*	11,703	1,350,292
Driven Brands Holdings, Inc.*	49,583	870,678
MSA Safety, Inc.(a)	11,327	1,897,612
UniFirst Corp.	1,628	306,422

		4,425,004

Construction & Engineering — 0.2%
Vinci SA (France)	14,518	2,140,975
WillScot Holdings Corp.(a)	62,153	1,702,992

		3,843,967

Construction Materials — 0.1%
Eagle Materials, Inc.	5,845	1,181,333

Consumer Staples Distribution & Retail — 0.2%
Alimentation Couche-Tard, Inc. (Canada)	46,206	2,296,812
BJ’s Wholesale Club Holdings, Inc.*	2,354	253,832
Casey’s General Stores, Inc.	396	202,067
Performance Food Group Co.*	18,692	1,634,989

		4,387,700

Containers & Packaging — 0.0%
AptarGroup, Inc.	5,558	869,438

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	10,748	1,328,345

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Germany)	63,570	$2,326,891
Telstra Group Ltd. (Australia)	772,849	2,464,323

		4,791,214

Electric Utilities — 0.1%
Iberdrola SA (Spain)	115,533	2,222,628
Portland General Electric Co.	22,262	904,505

		3,127,133

Electrical Equipment — 0.2%
Legrand SA (France)	24,677	3,307,422

Electronic Equipment, Instruments & Components — 0.1%
Badger Meter, Inc.	3,599	881,575
Fabrinet (Thailand)*(a)	3,033	893,765
Novanta, Inc.*	9,669	1,246,624

		3,021,964

Energy Equipment & Services — 0.1%
Cactus, Inc. (Class A Stock)	21,677	947,718
Flowco Holdings, Inc. (Class A Stock)	29,532	525,965

		1,473,683

Financial Services — 0.0%
WEX, Inc.*(a)	5,505	808,629

Food Products — 0.3%
Freshpet, Inc.*(a)	8,999	611,572
Nestle SA	38,560	3,833,881
Utz Brands, Inc.	78,139	980,645

		5,426,098

Ground Transportation — 0.2%
Canadian Pacific Kansas City Ltd. (Canada)	24,802	1,970,318
Knight-Swift Transportation Holdings, Inc.	13,607	601,838
Landstar System, Inc.	7,170	996,773
Saia, Inc.*	2,369	649,082

		4,218,011

Health Care Equipment & Supplies — 0.3%
Envista Holdings Corp.*	62,087	1,213,180
Hoya Corp. (Japan)	22,000	2,612,767
ICU Medical, Inc.*	7,448	984,253
QuidelOrtho Corp.*	13,465	388,061

		5,198,261

Health Care Providers & Services — 0.2%
Chemed Corp.	2,086	1,015,736
Concentra Group Holdings Parent, Inc.	35,318	726,491
Encompass Health Corp.	12,915	1,583,767
HealthEquity, Inc.*	8,663	907,536

		4,233,530

Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.(a)	12,136	1,197,459

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — 0.6%
Compass Group PLC (United Kingdom)	66,113	$2,239,380
InterContinental Hotels Group PLC (United Kingdom)	14,156	1,618,529
Monarch Casino & Resort, Inc.	9,747	842,531
Planet Fitness, Inc. (Class A Stock)*	11,861	1,293,442
Shake Shack, Inc. (Class A Stock)*	3,276	460,606
Vail Resorts, Inc.(a)	3,852	605,265
Wendy’s Co. (The)	31,920	364,526
Wyndham Hotels & Resorts, Inc.	12,398	1,006,841
Yum China Holdings, Inc. (China)	63,148	2,823,347

		11,254,467

Household Durables — 0.3%
Sony Group Corp. (Japan)	207,500	5,395,068

Industrial Conglomerates — 0.2%
Siemens AG (Germany)	15,546	3,993,118

Industrial REITs — 0.0%
EastGroup Properties, Inc.(a)	4,670	780,450

Insurance — 0.7%
Baldwin Insurance Group, Inc. (The) (Class A Stock)*(a)	19,357	828,673
Intact Financial Corp. (Canada)	13,266	3,084,765
Kinsale Capital Group, Inc.(a)	1,980	958,122
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,373	3,488,874
Oscar Health, Inc. (Class A Stock)*(a)	34,488	739,423
RLI Corp.	12,265	885,779
Tokio Marine Holdings, Inc. (Japan)	80,800	3,424,389

		13,410,025

Interactive Media & Services — 0.3%
Tencent Holdings Ltd. (China)	84,500	5,444,809

IT Services — 0.1%
Infosys Ltd. (India), ADR(a)	127,477	2,362,149

Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	12,189	887,603
Brunswick Corp.	17,387	960,458

		1,848,061

Life Sciences Tools & Services — 0.2%
Lonza Group AG (Switzerland)	4,482	3,205,363
Medpace Holdings, Inc.*(a)	2,135	670,091

		3,875,454

Machinery — 0.4%
Atlas Copco AB (Sweden) (Class A Stock)	133,405	2,156,626
Hillman Solutions Corp.*	117,115	836,201
Lincoln Electric Holdings, Inc.	4,137	857,683
RBC Bearings, Inc.*	3,386	1,302,933
Toro Co. (The)	9,664	683,051
Volvo AB (Sweden) (Class B Stock)	98,611	2,774,679

		8,611,173

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining — 0.0%
GMK Norilskiy Nickel PAO (Russia)*^	143,900	$—
GMK Norilskiy Nickel PAO (Russia), ADR*^	8	—
Magnitogorsk Iron & Steel Works PJSC (Russia)^	112,615	—
Severstal PAO (Russia), GDR*^	11,949	2

		2

Multi-Utilities — 0.1%
Engie SA (France)	93,966	2,208,464

Oil, Gas & Consumable Fuels — 0.4%
DT Midstream, Inc.	7,845	862,244
Gazprom PJSC (Russia)*^	165,440	—
Novatek PJSC (Russia)^	5,822	1
Rosneft Oil Co. PJSC (Russia)^	30,688	—
Shell PLC	178,688	6,234,345
SM Energy Co.	39,523	976,613

		8,073,203

Pharmaceuticals — 0.2%
Novartis AG	26,332	3,196,102

Professional Services — 0.3%
First Advantage Corp.*(a)	46,057	765,007
Paylocity Holding Corp.*	5,062	917,184
RELX PLC (United Kingdom)	60,041	3,244,537
Verra Mobility Corp.*(a)	38,716	982,999

		5,909,727

Real Estate Management & Development — 0.2%
Cushman & Wakefield PLC*	137,407	1,521,096
Mitsui Fudosan Co. Ltd. (Japan)	254,400	2,462,867

		3,983,963

Retail REITs — 0.0%
NNN REIT, Inc.	13,206	570,235

Semiconductors & Semiconductor Equipment — 0.8%
Allegro MicroSystems, Inc. (Japan)*	26,030	889,966
Infineon Technologies AG (Germany)	63,225	2,697,940
MACOM Technology Solutions Holdings, Inc.*	9,925	1,422,153
Power Integrations, Inc.	20,774	1,161,266
SK Hynix, Inc. (South Korea)	13,990	3,014,588
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	90,000	3,291,242
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	21,473	4,863,420

		17,340,575

Software — 0.2%
CCC Intelligent Solutions Holdings, Inc.*(a)	76,225	717,277
Clearwater Analytics Holdings, Inc. (Class A Stock)*	36,629	803,274
nCino, Inc.*	17,318	484,384
Qualys, Inc.*	4,400	628,628
SPS Commerce, Inc.*	6,384	868,799

		3,502,362

		Shares	Value
COMMON STOCKS (continued)
Specialized REITs — 0.0%
CubeSmart		23,373	$993,353

Specialty Retail — 0.0%
Claire’s Private Placement*^		313	—
Five Below, Inc.*		3,458	453,621

			453,621

Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.		4,320	1,004,184
Core & Main, Inc. (Class A Stock)*		26,930	1,625,226
ITOCHU Corp. (Japan)		60,200	3,152,374

			5,781,784

TOTAL COMMON STOCKS (cost $226,443,828)			249,601,947

PREFERRED STOCK — 0.0%
Specialty Retail
Claire’s Stores, Inc., CVT*^		331	—

(cost $68,752)
UNAFFILIATED EXCHANGE-TRADED FUNDS — 40.9%
JPMorgan Active Growth ETF		1,541,438	132,671,569
JPMorgan Active Value ETF		1,858,236	121,714,458
JPMorgan Global Select Equity ETF		7,985,697	513,799,745
JPMorgan Ultra-Short Income ETF		1,198,330	60,731,364

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $811,665,416)			828,917,136

		Principal Amount (000)#
FLOATING RATE AND OTHER LOANS — 0.0%
Foods — 0.0%
Moran Foods LLC,
2023 First Lien FLFO PIK Term Loan, 3 Month SOFR + 11.646% (Cap N/A, Floor 0.000%)
11.646%(c)	06/30/26^	205	143,538
2023 First Lien FLSO PIK Term Loan, 3 Month SOFR + 11.646% (Cap N/A, Floor 0.000%)
11.646%(c)	06/30/26^	139	31,414
Super Senior Delayed Draw Term Loan, 1 Month SOFR + 11.600%
9.045%(c)	06/30/26^	6	5,873

			180,825

Retail — 0.0%
Claire’s Stores, Inc.,
Term B Loan, 6 Month SOFR + 6.600%
10.731%(c)	12/18/26^	541	243,462

TOTAL FLOATING RATE AND OTHER LOANS (cost $836,026)			424,287

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k) — 2.1%
U.S. Treasury Notes
4.250%	01/31/26	42,562	$42,562,000

(cost $42,564,223)

TOTAL LONG-TERM INVESTMENTS (cost $1,676,542,867)			1,755,495,313

		Shares
SHORT-TERM INVESTMENTS — 14.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)		267,688,714	267,688,714
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $20,485,973; includes $20,423,088 of cash collateral for securities on loan)(b)(wa)		20,500,791	20,486,440

TOTAL SHORT-TERM INVESTMENTS (cost $288,174,687)			288,175,154

TOTAL INVESTMENTS—100.7% (cost $1,964,717,554)			2,043,670,467
Liabilities in excess of other assets(z) — (0.7)%			(13,553,174)

NET ASSETS — 100.0%			$2,030,117,293

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $424,373 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,946,383; cash collateral of $20,423,088 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
609	5 Year U.S. Treasury Notes	Sep. 2025	$66,381,000	$937,072
620	10 Year Australian Treasury Bonds	Sep. 2025	46,770,733	650,669
170	10 Year U.K. Gilt	Sep. 2025	21,708,597	614,627
880	10 Year U.S. Treasury Notes	Sep. 2025	98,670,000	1,787,759
245	Euro-BTP Italian Government Bond	Sep. 2025	34,920,328	114,529
129	FTSE 100 Index	Sep. 2025	15,563,730	(147,593)
797	Mini MSCI EAFE Index	Sep. 2025	106,865,745	2,137,722
113	S&P 500 E-Mini Communication Services Sector Index	Sep. 2025	16,174,538	792,184
269	S&P 500 E-Mini Financials Sector Index	Sep. 2025	43,803,960	1,725,092
974	S&P 500 E-Mini Index	Sep. 2025	304,557,625	8,009,211
66	S&P 500 E-Mini Technology Sector Index	Sep. 2025	17,012,160	710,027
176	S&P 500 E-Mini Utilities Sector Index	Sep. 2025	14,615,040	195,005
195	TOPIX Index	Sep. 2025	38,666,887	890,445

				18,416,749

Short Positions:
81	10 Year Japanese Government Bonds	Sep. 2025	78,196,035	(214,052)
169	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	20,132,125	(481,424)
58	ASX SPI 200 Index	Sep. 2025	8,147,009	(15,336)
416	DJ US Real Estate Index	Sep. 2025	15,096,640	28,163
815	Mini MSCI Emerging Markets Index	Sep. 2025	50,265,125	(775,856)
891	Russell 2000 E-Mini Index	Sep. 2025	97,640,235	(2,232,168)
228	S&P 500 E-Mini Consumer Staples Sector Index	Sep. 2025	18,775,800	(128,141)
219	S&P 500 E-Mini Materials Sector Index	Sep. 2025	20,557,530	(120,892)

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Futures contracts outstanding at June 30, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
35	S&P/TSX 60 Index	Sep. 2025	$8,224,711	$(83,843)

				(4,023,549)

				$14,393,200

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/25	BARC	AUD	11,693	$7,663,816	$7,699,101	$35,285	$—
British Pound,
Expiring 07/22/25	BARC	GBP	8,053	10,892,181	11,055,309	163,128	—
Euro,
Expiring 07/22/25	BARC	EUR	13,018	14,996,464	15,357,933	361,469	—
New Zealand Dollar,
Expiring 07/22/25	BARC	NZD	11,797	7,087,652	7,196,302	108,650	—
Expiring 07/22/25	CITI	NZD	13,097	7,953,296	7,988,977	35,681	—
Norwegian Krone,
Expiring 07/22/25	CITI	NOK	411,630	41,341,242	40,844,272	—	(496,970)

				$89,934,651	$90,141,894	704,213	(496,970)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 07/22/25	BARC	JPY	2,093,135	$14,569,864	$14,572,946	$—	$(3,082)
Swedish Krona,
Expiring 07/22/25	CITI	SEK	142,663	14,965,161	15,101,870	—	(136,709)
Expiring 07/22/25	CITI	SEK	141,462	14,968,296	14,974,728	—	(6,432)
Swiss Franc,
Expiring 07/22/25	CITI	CHF	29,842	36,831,075	37,719,814	—	(888,739)

				$81,334,396	$82,369,358	—	(1,034,962)

						$704,213	$(1,531,932)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$30,708,000

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund
Fixed Income	$633,989,943	$—	$—
Common Stocks	112,323,633	137,278,228	86
Preferred Stock	—	—	—	**
Unaffiliated Exchange-Traded Funds	828,917,136	—	—
Floating Rate and Other Loans	—	—	424,287
U.S. Treasury Obligation	—	42,562,000	—
Short-Term Investments
Affiliated Mutual Funds	288,175,154	—	—

Total	$1,863,405,866	$179,840,228	$424,373

Other Financial Instruments*
Assets
Futures Contracts	$18,592,505	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	704,213	—

Total	$18,592,505	$704,213	$—

Liabilities
Futures Contracts	$(4,199,305)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,531,932)	—

Total	$(4,199,305)	$(1,531,932)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	45.4%
Unaffiliated Exchange-Traded Funds	40.9
U.S. Treasury Obligation	2.1
Banks	1.9
Semiconductors & Semiconductor Equipment	0.8
Capital Markets	0.7
Insurance	0.7
Hotels, Restaurants & Leisure	0.6
Chemicals	0.5
Machinery	0.4
Oil, Gas & Consumable Fuels	0.4
Building Products	0.3
Aerospace & Defense	0.3
Professional Services	0.3
Trading Companies & Distributors	0.3
Interactive Media & Services	0.3
Food Products	0.3
Household Durables	0.3
Health Care Equipment & Supplies	0.3
Diversified Telecommunication Services	0.2
Commercial Services & Supplies	0.2

Consumer Staples Distribution & Retail	0.2%
Health Care Providers & Services	0.2
Ground Transportation	0.2
Beverages	0.2
Industrial Conglomerates	0.2
Real Estate Management & Development	0.2
Life Sciences Tools & Services	0.2
Construction & Engineering	0.2
Software	0.2
Electrical Equipment	0.2
Pharmaceuticals	0.2
Broadline Retail	0.2
Electric Utilities	0.1
Electronic Equipment, Instruments & Components	0.1
Automobile Components	0.1
IT Services	0.1
Automobiles	0.1
Multi-Utilities	0.1
Leisure Products	0.1
Energy Equipment & Services	0.1
Diversified Consumer Services	0.1
Hotel & Resort REITs	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Construction Materials	0.1%
Specialized REITs	0.0	*
Containers & Packaging	0.0	*
Financial Services	0.0	*
Industrial REITs	0.0	*
Retail REITs	0.0	*
Specialty Retail	0.0	*
Retail	0.0	*

Foods	0.0	*%
Metals & Mining	0.0	*

	100.7
Liabilities in excess of other assets	(0.7)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$14,487,849	*	Due from/to broker-variation margin futures	$3,503,829	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	704,213		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,531,932
Interest rate contracts	Due from/to broker-variation margin futures	4,104,656	*	Due from/to broker-variation margin futures	695,476	*

		$19,296,718			$5,731,237

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
		Forward
		& Cross
		Currency
Derivatives not accounted for as hedging		Exchange
instruments, carried at fair value	Futures	Contracts
Equity contracts	$(6,156,799)	$—
Foreign exchange contracts	—	(960,697)
Interest rate contracts	1,749,521	—

Total	$(4,407,278)	$(960,697)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward
& Cross
Derivatives not accounted for		Currency
as hedging instruments,		Exchange
carried at fair value	Futures	Contracts
Equity contracts	$25,735,082	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
		Forward
		& Cross
Derivatives not accounted for		Currency
as hedging instruments,		Exchange
carried at fair value	Futures	Contracts
Foreign exchange contracts	$—	$(974,592)
Interest rate contracts	5,358,974	—

Total	$31,094,056	$(974,592)

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$953,231,215
Futures Contracts - Short Positions (1)	350,801,472
Forward Foreign Currency Exchange Contracts - Purchased (2)	105,081,570
Forward Foreign Currency Exchange Contracts - Sold (2)	133,881,732
Cross Currency Exchange Contracts (3)	12,587,188

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

	Gross Market
	Value of
	Recognized	Collateral	Net
Description	Assets/(Liabilities)	Pledged/(Received)(2)	Amount
Securities on Loan	$19,946,383	$(19,946,383)	$—

Offsetting of OTC derivative assets and liabilities:

	Gross Amounts of	Gross Amounts of	Net Amounts of
	Recognized	Recognized	Recognized	Collateral
Counterparty	Assets(1)	Liabilities(1)	Assets/(Liabilities)	Pledged/(Received)(2)	Net Amount
BARC	$668,532	$(3,082)	$665,450	$—	$665,450
CITI	35,681	(1,528,850)	(1,493,169)	—	(1,493,169)

	$704,213	$(1,531,932)	$(827,719)	$—	$(827,719)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $19,946,383:
Unaffiliated investments (cost $1,081,578,245)	$1,121,505,370
Affiliated investments (cost $883,139,309)	922,165,097
Cash	2,027
Foreign currency, at value (cost $330,955)	336,493
Due from broker-variation margin futures	4,124,862
Tax reclaim receivable	1,844,669
Receivable for Portfolio shares sold	1,660,091
Dividends and interest receivable	1,002,905
Unrealized appreciation on OTC forward foreign currency exchange contracts	704,213
Receivable for investments sold	163,353
Receivable from affiliate	4,979
Prepaid expenses and other assets	4,152

Total Assets	2,053,518,211

LIABILITIES
Payable to broker for collateral for securities on loan	20,423,088
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,531,932
Payable to affiliate	708,299
Accrued expenses and other liabilities	334,766
Management fee payable	254,529
Distribution fee payable	82,645
Payable for investments purchased	64,053
Affiliated transfer agent fee payable	956
Trustees’ fees payable	638
Payable for Portfolio shares purchased	10
Foreign capital gains tax liability accrued	2

Total Liabilities	23,400,918

NET ASSETS	$2,030,117,293

Net assets were comprised of:
Partners’ Equity	$2,030,117,293

Net asset value and redemption price per share, $2,030,117,293 / 80,514,354 outstanding shares of beneficial interest	$25.21

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $3,623 foreign withholding tax, of which $38,207 is reimbursable by an affiliate)	$8,262,919
Affiliated dividend income	5,130,671
Interest income	639,987
Income from securities lending, net (including affiliated income of $47,315)	194,496

Total income	14,228,073

EXPENSES
Management fee	6,938,944
Distribution fee	2,505,034
Custodian and accounting fees	207,419
Professional fees	42,145
Audit fee	41,395
Trustees’ fees	20,748
Shareholders’ reports	5,657
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,533
Miscellaneous	38,306

Total expenses	9,804,181
Less: Fee waiver and/or expense reimbursement	(1,919,322)

Net expenses	7,884,859

NET INVESTMENT INCOME (LOSS)	6,343,214

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $7,307,188) (net of foreign capital gains taxes $3,372)	2,626,956
Futures transactions	(4,407,278)
Forward and cross currency contract transactions	(960,697)
Foreign currency transactions	(12,502)

(2,753,521)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $16,144,695) (net of change in foreign capital gains taxes $(4,160))	75,717,504
Futures	31,094,056
Forward and cross currency contracts	(974,592)
Foreign currencies	140,825

105,977,793

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	103,224,272

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$109,567,486

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$6,343,214	$22,212,188
Net realized gain (loss) on investment and foreign currency transactions	(2,753,521)	381,145,185
Net capital gain distributions received	—	7,381,705
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	105,977,793	(198,837,960)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	109,567,486	211,901,118

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,719,187 and 2,748,546 shares, respectively]	64,447,557	63,797,728
Portfolio shares purchased [11,494,089 and 19,270,066 shares, respectively]	(267,759,270)	(444,396,969)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(203,311,713)	(380,599,241)

TOTAL INCREASE (DECREASE)	(93,744,227)	(168,698,123)
NET ASSETS:
Beginning of period	2,123,861,520	2,292,559,643

End of period	$2,030,117,293	$2,123,861,520

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2025		2024	2023	2022	2021		2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$23.79		$21.67	$19.02	$22.91	$20.38		$18.01

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.23	0.26	0.20	0.12		0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.34		1.89	2.39	(4.09)	2.41		2.20

Total from investment operations	1.42		2.12	2.65	(3.89)	2.53		2.37

Net Asset Value, end of period	$25.21		$23.79	$21.67	$19.02	$22.91		$20.38

Total Return(b)	5.97%		9.83%	13.88%	(16.98)%	12.41%		13.16%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,030		$2,124	$2,293	$2,163	$3,376		$3,341
Average net assets (in millions)	$2,021		$2,272	$2,196	$2,612	$3,416		$2,893
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79	%(d)	0.96%	0.99%	1.03%	1.04	%(e)	1.06	%(e)
Expenses before waivers and/or expense reimbursement	0.98	%(d)	1.04%	1.04%	1.04%	1.04	%(e)	1.06	%(e)
Net investment income (loss)	0.63	%(d)	0.98%	1.30%	1.00%	0.56%		0.94%
Portfolio turnover rate(f)	19%		105%	76%	136%	113%		138%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.01% and 0.01% for the years ended December 31, 2021 and 2020, respectively.

(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 79.1%
AFFILIATED MUTUAL FUNDS — 10.4%
Domestic Equity — 2.6%
AST Small-Cap Equity Portfolio*	164,656	$12,895,834
PSF PGIM Jennison Blend Portfolio*	350,622	46,110,263

		59,006,097

Fixed Income — 7.8%
AST PGIM Fixed Income Central Portfolio*	14,872,614	171,183,791
PSF PGIM High Yield Bond Portfolio*	775,519	5,839,655

		177,023,446

TOTAL AFFILIATED MUTUAL FUNDS (cost $216,589,938)(wa)		236,029,543

COMMON STOCKS — 31.9%
Aerospace & Defense — 0.9%
Airbus SE (France)	10,546	2,206,231
ATI, Inc.*	4,300	371,262
BAE Systems PLC (United Kingdom)	24,933	647,083
Boeing Co. (The)*	4,000	838,120
Curtiss-Wright Corp.	300	146,565
Dassault Aviation SA (France)	176	62,229
Elbit Systems Ltd. (Israel)	418	186,191
Embraer SA (Brazil), ADR	16,915	962,633
General Dynamics Corp.	1,800	524,988
General Electric Co.	3,400	875,126
HEICO Corp.	2,000	656,000
Howmet Aerospace, Inc.	5,796	1,078,809
Kongsberg Gruppen ASA (Norway)	17,316	671,548
Leonardo SpA (Italy)	4,451	251,156
Lockheed Martin Corp.	1,200	555,768
MTU Aero Engines AG (Germany)	234	103,955
Northrop Grumman Corp.(a)	2,612	1,305,948
Rheinmetall AG (Germany)	1,420	3,007,132
Rolls-Royce Holdings PLC (United Kingdom)	127,972	1,695,968
RTX Corp.	1,200	175,224
Saab AB (Sweden) (Class B Stock)	4,815	269,223
Safran SA (France)	8,048	2,624,648
Singapore Technologies Engineering Ltd. (Singapore)	116,500	714,341
Thales SA (France)	2,753	812,891

		20,743,039

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	18,188	842,465
DSV A/S (Denmark)	2,392	573,732
FedEx Corp.	2,900	659,199
United Parcel Service, Inc. (Class B Stock)	2,400	242,256

		2,317,652

Automobile Components — 0.1%
Aisin Corp. (Japan)	17,000	217,471
Aptiv PLC (United Kingdom)*	4,100	279,702
Cie Generale des Etablissements Michelin SCA (France)	29,706	1,104,891
Continental AG (Germany)	2,735	238,705
Lear Corp.	1,500	142,470

	Shares	Value
COMMON STOCKS (continued)
Automobile Components (cont’d.)
Sumitomo Electric Industries Ltd. (Japan)	20,100	$431,012

		2,414,251

Automobiles — 0.5%
BYD Co. Ltd. (China) (Class H Stock)	71,044	1,106,157
Ferrari NV (Italy)	3,176	1,555,957
Ford Motor Co.	19,700	213,745
General Motors Co.	16,800	826,728
Honda Motor Co. Ltd. (Japan)	80,800	779,143
Isuzu Motors Ltd. (Japan)	10,800	136,814
Mahindra & Mahindra Ltd. (India)	8,956	332,422
Mercedes-Benz Group AG (Germany)	21,116	1,230,221
Stellantis NV	51,536	516,191
Suzuki Motor Corp. (Japan)	39,600	477,427
Tesla, Inc.*(a)	10,201	3,240,450
Toyota Motor Corp. (Japan)	94,500	1,627,573

		12,042,828

Banks — 2.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	16,633	454,180
AIB Group PLC (Ireland)	192,737	1,590,630
ANZ Group Holdings Ltd. (Australia)	55,857	1,071,158
Banco Bilbao Vizcaya Argentaria SA (Spain)	75,545	1,163,262
Banco Santander SA (Spain)	195,620	1,619,905
Bank Hapoalim BM (Israel)	35,195	676,028
Bank Leumi Le-Israel BM (Israel)	18,545	345,040
Bank of America Corp.	20,400	965,328
Barclays PLC (United Kingdom)	538,170	2,486,760
BNP Paribas SA (France)	32,727	2,935,668
BOC Hong Kong Holdings Ltd. (China)	170,500	742,228
CaixaBank SA (Spain)	219,729	1,903,910
Citigroup, Inc.	7,300	621,376
Columbia Banking System, Inc.	5,800	135,604
Commerzbank AG (Germany)	4,480	141,178
Commonwealth Bank of Australia (Australia)	20,766	2,527,394
Credit Agricole SA (France)	17,005	321,705
Danske Bank A/S (Denmark)	11,884	485,388
DBS Group Holdings Ltd. (Singapore)	14,040	495,641
DNB Bank ASA (Norway)	29,034	802,923
Hang Seng Bank Ltd. (Hong Kong)	7,800	117,048
HSBC Holdings PLC (United Kingdom)	357,918	4,329,445
ICICI Bank Ltd. (India), ADR(a)	16,593	558,189
ING Groep NV (Netherlands)	127,299	2,790,100
Intesa Sanpaolo SpA (Italy)	242,941	1,399,440
JPMorgan Chase & Co.	8,300	2,406,253
Lloyds Banking Group PLC (United Kingdom)	875,425	920,526
Mitsubishi UFJ Financial Group, Inc. (Japan)	227,300	3,098,915
Mizuho Financial Group, Inc. (Japan)	23,200	644,030
National Australia Bank Ltd. (Australia)	20,020	518,874
NatWest Group PLC (United Kingdom)	156,095	1,096,248
Nordea Bank Abp (Finland)	64,060	950,504

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
NU Holdings Ltd. (Brazil) (Class A Stock)*	38,676	$530,635
Oversea-Chinese Banking Corp. Ltd. (Singapore)	21,500	275,701
PNC Financial Services Group, Inc. (The)	4,300	801,606
Resona Holdings, Inc. (Japan)	80,300	741,636
Sberbank of Russia PJSC (Russia)^	151,076	—
Societe Generale SA (France)	13,034	745,600
Standard Chartered PLC (United Kingdom)	31,864	527,303
Sumitomo Mitsui Financial Group, Inc. (Japan)	74,500	1,875,982
Sumitomo Mitsui Trust Group, Inc. (Japan)	4,500	119,688
Svenska Handelsbanken AB (Sweden) (Class A Stock)	36,170	484,218
Swedbank AB (Sweden) (Class A Stock)	21,225	562,172
Truist Financial Corp.	17,600	756,624
U.S. Bancorp	26,007	1,176,817
UniCredit SpA (Italy)	21,908	1,469,663
United Overseas Bank Ltd. (Singapore)	4,700	133,027
Webster Financial Corp.	2,400	131,040
Wells Fargo & Co.	25,913	2,076,150
Westpac Banking Corp. (Australia)	12,765	284,488

		53,007,228

Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium)	17,756	1,221,619
Asahi Group Holdings Ltd. (Japan)	45,100	602,858
Carlsberg A/S (Denmark) (Class B Stock)	312	44,205
Coca-Cola Co. (The)	17,100	1,209,825
Coca-Cola Europacific Partners PLC (United Kingdom)	10,025	929,518
Coca-Cola HBC AG (Italy)*	10,716	559,832
Diageo PLC (United Kingdom)	26,945	679,448
Keurig Dr. Pepper, Inc.	12,600	416,556
PepsiCo, Inc.	1,100	145,244
Pernod Ricard SA (France)	838	83,592

		5,892,697

Biotechnology — 0.4%
AbbVie, Inc.	10,471	1,943,627
Alnylam Pharmaceuticals, Inc.*	900	293,481
Amgen, Inc.(a)	3,500	977,235
Argenx SE (Netherlands)*	1,405	777,784
Argenx SE (Netherlands), ADR*	1,165	642,171
Biogen, Inc.*	1,600	200,944
BioMarin Pharmaceutical, Inc.*	2,100	115,437
CSL Ltd.	5,297	836,717
Exelixis, Inc.*	11,400	502,455
Genmab A/S (Denmark)*	2,185	453,756
Gilead Sciences, Inc.	5,100	565,437
Natera, Inc.*	300	50,682
Regeneron Pharmaceuticals, Inc.	539	282,975

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Swedish Orphan Biovitrum AB (Sweden)*	7,700	$234,351
Vertex Pharmaceuticals, Inc.*	792	352,598

		8,229,650

Broadline Retail — 0.7%
Alibaba Group Holding Ltd. (China), ADR(a)	7,320	830,161
Amazon.com, Inc.*	42,105	9,237,416
Coupang, Inc. (South Korea)*	9,300	278,628
eBay, Inc.	1,400	104,244
MercadoLibre, Inc. (Brazil)*	671	1,753,746
Next PLC (United Kingdom)	5,532	944,833
Pan Pacific International Holdings Corp. (Japan)	9,700	333,632
Prosus NV (China)*	25,991	1,458,264
Wesfarmers Ltd. (Australia)	1,453	81,088

		15,022,012

Building Products — 0.3%
AGC, Inc. (Japan)	8,300	243,486
Carrier Global Corp.	18,846	1,379,339
Cie de Saint-Gobain SA (France)	15,173	1,782,452
Daikin Industries Ltd. (Japan)	400	46,954
Geberit AG (Switzerland)	850	669,413
Hayward Holdings, Inc.*	13,800	190,440
Owens Corning	3,600	495,072
ROCKWOOL A/S (Denmark) (Class B Stock)	8,050	377,322
Trane Technologies PLC	1,615	706,417

		5,890,895

Capital Markets — 0.9%
3i Group PLC (United Kingdom)	18,327	1,037,166
Ameriprise Financial, Inc.	1,496	798,460
Amundi SA (France), 144A	6,830	553,611
ASX Ltd. (Australia)	1,499	68,827
Bank of New York Mellon Corp. (The)	10,200	929,322
Blackstone, Inc.	1,361	203,578
Daiwa Securities Group, Inc. (Japan)	27,100	192,465
Deutsche Bank AG (Germany)	28,523	845,577
Deutsche Boerse AG (Germany)	539	176,086
Euronext NV (Netherlands), 144A	5,768	988,301
Futu Holdings Ltd. (Hong Kong), ADR	4,557	563,200
Goldman Sachs Group, Inc. (The)	1,000	707,750
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	27,718	1,490,856
Intercontinental Exchange, Inc.	3,500	642,145
Invesco Ltd.	29,800	469,946
Janus Henderson Group PLC	14,700	570,948
Julius Baer Group Ltd. (Switzerland)	2,911	197,467
MarketAxess Holdings, Inc.	300	67,002
Morgan Stanley	9,690	1,364,933
MSCI, Inc.	300	173,022
Nasdaq, Inc.	7,600	679,592
Nomura Holdings, Inc. (Japan)	126,100	830,961
Partners Group Holding AG (Switzerland)	72	94,200

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
Raymond James Financial, Inc.	4,200	$644,154
Robinhood Markets, Inc. (Class A Stock)*	3,300	308,979
S&P Global, Inc.	2,400	1,265,496
SBI Holdings, Inc. (Japan)	15,500	540,100
Singapore Exchange Ltd. (Singapore)	37,000	433,241
TMX Group Ltd. (Canada)	10,021	424,756
UBS Group AG (Switzerland)	45,810	1,555,331
Virtu Financial, Inc. (Class A Stock)	1,400	62,706
XP, Inc. (Brazil) (Class A Stock)	20,970	423,594

		19,303,772

Chemicals — 0.3%
Air Liquide SA (France)	5,964	1,229,784
Arkema SA (France)	682	50,361
Asahi Kasei Corp. (Japan)	112,500	800,861
BASF SE (Germany)	870	43,030
Celanese Corp.	4,200	232,386
DSM-Firmenich AG (Switzerland)	566	60,214
DuPont de Nemours, Inc.	6,500	445,835
Ecolab, Inc.	2,500	673,600
Givaudan SA (Switzerland)	25	121,238
LANXESS AG (Germany)	14,179	422,752
Linde PLC	1,400	656,852
Mitsubishi Chemical Group Corp. (Japan)	23,700	124,568
Nippon Sanso Holdings Corp. (Japan)	2,800	105,956
Nitto Denko Corp. (Japan)	13,400	258,774
Novonesis Novozymes B (Denmark)	3,929	282,090
Olin Corp.	7,300	146,657
Orica Ltd. (Australia)	31,860	409,097
Shin-Etsu Chemical Co. Ltd. (Japan)	15,800	521,747
Sika AG (Switzerland)	23	6,258
Solvay SA (Belgium)	1,540	53,341
Yara International ASA (Brazil)	8,752	322,972

		6,968,373

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	33,773	521,583
Cintas Corp.	1,100	245,157
Dai Nippon Printing Co. Ltd. (Japan)	12,000	182,158
Securitas AB (Sweden) (Class B Stock)	12,090	181,016
TOPPAN Holdings, Inc. (Japan)	5,800	157,569
Veralto Corp.	6,600	666,270

		1,953,753

Communications Equipment — 0.2%
Arista Networks, Inc.*	7,400	757,094
Cisco Systems, Inc.	22,100	1,533,298
Nokia OYJ (Finland)	141,547	734,435
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	69,462	593,575

		3,618,402

Construction & Engineering — 0.2%
ACS Actividades de Construccion y
Servicios SA (Spain)(a)	4,107	285,468
Bouygues SA (France)	8,435	381,471

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (cont’d.)
Eiffage SA (France)	4,131	$580,460
Ferrovial SE	8,187	436,717
Kajima Corp. (Japan)	3,000	78,245
MasTec, Inc.*	1,100	187,473
Skanska AB (Sweden) (Class B Stock)	13,347	310,913
Vinci SA (France)	12,004	1,770,234

		4,030,981

Construction Materials — 0.2%
Amrize Ltd.*	8,478	422,912
CRH PLC (XLON)	11,782	1,087,593
CRH PLC (NYSE)	6,700	615,060
Heidelberg Materials AG (Germany)	2,632	619,828
Holcim AG*	10,003	742,814
Vulcan Materials Co.	3,193	832,798

		4,321,005

Consumer Finance — 0.1%
Ally Financial, Inc.	2,700	105,165
American Express Co.	3,975	1,267,946
Capital One Financial Corp.	4,800	1,021,248
Synchrony Financial(a)	9,000	600,660

		2,995,019

Consumer Staples Distribution & Retail — 0.4%
Carrefour SA (France)	5,373	75,793
Coles Group Ltd. (Australia)	47,098	645,813
Costco Wholesale Corp.	1,170	1,158,230
Dollar Tree, Inc.*	2,100	207,984
Endeavour Group Ltd. (Australia)	45,830	120,974
Kesko OYJ (Finland) (Class B Stock)	12,457	307,242
Koninklijke Ahold Delhaize NV (Netherlands)	15,784	659,242
Kroger Co. (The)	3,800	272,574
MatsukiyoCocokara & Co. (Japan)	31,600	650,029
Seven & i Holdings Co. Ltd. (Japan)	14,100	226,944
Target Corp.	6,700	660,955
Tesco PLC (United Kingdom)	304,251	1,677,495
US Foods Holding Corp.*	6,600	508,266
Walmart, Inc.	21,630	2,114,981
Woolworths Group Ltd. (Australia)	6,044	123,804

		9,410,326

Containers & Packaging — 0.0%
Avery Dennison Corp.	300	52,641
Crown Holdings, Inc.	3,500	360,430

		413,071

Distributors — 0.0%
D’ieteren Group (Belgium)	550	118,442

Diversified Consumer Services — 0.0%
Duolingo, Inc.*	100	41,002
Grand Canyon Education, Inc.*	600	113,400
H&R Block, Inc.	1,400	76,846

		231,248

Diversified REITs — 0.2%
Covivio SA (France)	4,096	259,703

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified REITs (cont’d.)
Essential Properties Realty Trust, Inc.(a)	113,968	$3,636,719
GPT Group (The) (Australia)	38,491	122,886
Mirvac Group (Australia)	277,103	402,065
Stockland (Australia)	92,996	328,659

		4,750,032

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	43,100	1,247,314
Deutsche Telekom AG (Germany)	76,767	2,809,949
Elisa OYJ (Finland)	2,275	126,448
Koninklijke KPN NV (Netherlands)	139,985	682,873
Orange SA (France)	58,821	895,737
Proximus SADP (Belgium)	36,774	358,716
Swisscom AG (Switzerland)	3	2,130
Telenor ASA (Norway)	16,540	257,564
Telia Co. AB (Sweden)	113,999	410,035
Telstra Group Ltd. (Australia)	386,320	1,231,829
Verizon Communications, Inc.	5,700	246,639

		8,269,234

Electric Utilities — 0.4%
Alliant Energy Corp.	2,400	145,128
American Electric Power Co., Inc.	6,300	653,688
Chubu Electric Power Co., Inc. (Japan)	25,400	314,311
Constellation Energy Corp.	1,000	322,760
Enel SpA (Italy)	153,381	1,455,694
Entergy Corp.	2,920	242,710
Iberdrola SA (Spain)	89,069	1,713,512
Kansai Electric Power Co., Inc. (The) (Japan)	34,700	411,536
NextEra Energy, Inc.	11,844	822,210
NRG Energy, Inc.	5,300	851,074
OGE Energy Corp.	8,300	368,354
PG&E Corp.	15,025	209,449
Southern Co. (The)	7,174	658,788
SSE PLC (United Kingdom)	17,014	428,415
Terna - Rete Elettrica Nazionale (Italy)	36,788	378,216

		8,975,845

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	32,547	1,950,504
Eaton Corp. PLC	4,008	1,430,816
Emerson Electric Co.	1,900	253,327
Fuji Electric Co. Ltd. (Japan)	7,738	356,350
Fujikura Ltd. (Japan)	7,000	368,238
GE Vernova, Inc.	1,700	899,555
Legrand SA (France)	2,901	388,817
Mitsubishi Electric Corp. (Japan)	24,100	518,366
Nidec Corp. (Japan)	9,200	178,784
nVent Electric PLC	3,500	256,375
Rockwell Automation, Inc.	2,000	664,340
Schneider Electric SE	7,065	1,896,846
Siemens Energy AG (Germany)*	17,626	2,060,143

		11,222,461

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	1,500	148,125

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Corning, Inc.	4,400	$231,396
Halma PLC (United Kingdom)	21,015	923,696
Keyence Corp. (Japan)	3,069	1,227,073
Kyocera Corp. (Japan)	15,300	183,759
TDK Corp. (Japan)	19,300	225,280
Vontier Corp.	4,400	162,360
Yokogawa Electric Corp. (Japan)	3,200	85,484
Zebra Technologies Corp. (Class A Stock)*	2,000	616,720

		3,803,893

Energy Equipment & Services — 0.1%
Baker Hughes Co.	29,373	1,126,161
Schlumberger NV	15,100	510,380

		1,636,541

Entertainment — 0.6%
Capcom Co. Ltd. (Japan)	4,700	160,512
CTS Eventim AG & Co. KGaA (Germany)	2,277	283,146
Konami Group Corp. (Japan)	5,000	790,509
Netflix, Inc.*	1,840	2,463,999
Nintendo Co. Ltd. (Japan)	13,857	1,330,686
ROBLOX Corp. (Class A Stock)*	3,400	357,680
Sea Ltd. (Singapore), ADR*	12,833	2,052,510
Spotify Technology SA*	3,793	2,910,521
Universal Music Group NV (Netherlands)	5,961	193,378
Walt Disney Co. (The)	17,686	2,193,241

		12,736,182

Financial Services — 0.6%
Adyen NV (Netherlands), 144A*	595	1,092,740
Banca Mediolanum SpA (Italy)	11,256	193,977
Berkshire Hathaway, Inc. (Class B Stock)*(a)	5,900	2,866,043
Edenred SE (France)	8,060	250,348
Euronet Worldwide, Inc.*	600	60,828
Fidelity National Information Services, Inc.	700	56,987
Global Payments, Inc.	4,100	328,164
Industrivarden AB (Sweden) (Class A Stock)	2,167	78,778
Investor AB (Sweden) (Class B Stock)	16,279	482,402
M&G PLC (United Kingdom)	119,819	423,526
Mastercard, Inc. (Class A Stock)	6,114	3,435,701
ORIX Corp. (Japan)	28,000	631,867
PayPal Holdings, Inc.*	9,600	713,472
Sofina SA (Belgium)	336	111,132
Visa, Inc. (Class A Stock)	6,500	2,307,825
Washington H Soul Pattinson & Co. Ltd. (Australia)	10,653	294,508
Wise PLC (United Kingdom) (Class A Stock)*	16,967	242,380

		13,570,678

Food Products — 0.4%
Ajinomoto Co., Inc. (Japan)	20,400	553,313

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	7	$117,975
Conagra Brands, Inc.	24,000	491,280
Danone SA (France)	3,912	320,093
General Mills, Inc.	3,500	181,335
Hormel Foods Corp.	2,600	78,650
Ingredion, Inc.	3,600	488,232
J.M. Smucker Co. (The)	1,400	137,480
JDE Peet’s NV (Netherlands)	15,779	450,720
Mondelez International, Inc. (Class A Stock)	7,001	472,148
Nestle SA	33,891	3,369,659
WH Group Ltd. (Hong Kong), 144A	621,000	598,515
Wilmar International Ltd. (China)	182,500	411,954
Yamazaki Baking Co. Ltd. (Japan)	26,200	586,488

		8,257,842

Gas Utilities — 0.1%
National Fuel Gas Co.	4,700	398,137
Osaka Gas Co. Ltd. (Japan)	9,500	243,674
Snam SpA (Italy)	38,583	233,570
Tokyo Gas Co. Ltd. (Japan)	13,200	439,060

		1,314,441

Ground Transportation — 0.2%
Central Japan Railway Co. (Japan)	20,200	451,563
CSX Corp.	14,345	468,077
Ryder System, Inc.	2,100	333,900
Tokyo Metro Co. Ltd. (Japan)	30,655	356,722
Uber Technologies, Inc.*	12,500	1,166,250
Union Pacific Corp.	4,200	966,336
West Japan Railway Co. (Japan)	17,884	408,848

		4,151,696

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	9,800	1,332,898
Alcon AG	1,949	172,843
Baxter International, Inc.	2,900	87,812
Boston Scientific Corp.*	4,300	461,863
DENTSPLY SIRONA, Inc.	3,800	60,344
Dexcom, Inc.*	5,400	471,366
Edwards Lifesciences Corp.*	5,804	453,931
EssilorLuxottica SA (France)	3,538	971,509
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	25,867	568,162
Getinge AB (Sweden) (Class B Stock)	4,620	92,819
Hoya Corp. (Japan)	10,600	1,258,878
IDEXX Laboratories, Inc.*	300	160,902
Insulet Corp.*	700	219,926
Intuitive Surgical, Inc.*	1,100	597,751
Medtronic PLC	12,136	1,057,895
Olympus Corp. (Japan)	12,900	153,230
Siemens Healthineers AG (Germany), 144A	2,618	145,337
Smith & Nephew PLC (United Kingdom)	23,106	353,851
Sonova Holding AG (Switzerland)	6	1,789
STERIS PLC	1,300	312,286

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Stryker Corp.	2,037	$805,898
Terumo Corp. (Japan)	6,300	115,617

		9,856,907

Health Care Providers & Services — 0.2%
Cardinal Health, Inc.	4,200	705,600
Centene Corp.*	9,000	488,520
Cigna Group (The)	2,600	859,508
CVS Health Corp.	2,200	151,756
Elevance Health, Inc.	200	77,792
Encompass Health Corp.	1,400	171,682
Fresenius Medical Care AG (Germany)	11,501	660,792
Fresenius SE & Co. KGaA (Germany)	3,043	153,132
Humana, Inc.	500	122,240
Labcorp Holdings, Inc.	900	236,259
McKesson Corp.	600	439,668
Sonic Healthcare Ltd. (Australia)	26,701	471,305
Tenet Healthcare Corp.*	1,600	281,600
UnitedHealth Group, Inc.	1,700	530,349

		5,350,203

Health Care REITs — 1.1%
American Healthcare REIT, Inc.(a)	133,286	4,896,928
Global Medical REIT, Inc.	195,170	1,352,528
Healthcare Realty Trust, Inc.(a)	130,985	2,077,422
Healthpeak Properties, Inc.	12,500	218,875
National Health Investors, Inc.	29,050	2,036,986
Ventas, Inc.	3,500	221,025
Welltower, Inc.	99,167	15,244,943

		26,048,707

Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	1,747	326,924
Veeva Systems, Inc. (Class A Stock)*	600	172,788

		499,712

Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.(a)	15,007	1,480,741
Sunstone Hotel Investors, Inc.	191,351	1,660,926

		3,141,667

Hotels, Restaurants & Leisure — 0.5%
Accor SA (France)	935	49,002
Amadeus IT Group SA (Spain)	6,118	516,867
Aristocrat Leisure Ltd. (Australia)	5,302	227,163
Booking Holdings, Inc.	250	1,447,310
Chipotle Mexican Grill, Inc.*	8,699	488,449
Compass Group PLC (United Kingdom)	64,583	2,187,556
Darden Restaurants, Inc.	3,500	762,895
Delivery Hero SE (South Korea), 144A*	1,665	45,192
DoorDash, Inc. (Class A Stock)*	300	73,953
Entain PLC (United Kingdom)	14,747	182,651
Eternal Ltd. (India)*	120,749	371,883
Evolution AB (Sweden), 144A	2,718	215,872
Expedia Group, Inc.	2,500	421,700
Galaxy Entertainment Group Ltd. (Macau)	69,000	307,574

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
InterContinental Hotels Group PLC (United Kingdom)	3,645	$416,752
MakeMyTrip Ltd. (India)*	5,235	513,135
Marriott International, Inc. (Class A Stock)	2,024	552,977
Marriott Vacations Worldwide Corp.	3,300	238,623
McDonald’s Corp.	4,047	1,182,412
Oriental Land Co. Ltd. (Japan)	19,600	451,423
Royal Caribbean Cruises Ltd.(a)	800	250,512
Sodexo SA (France)	3,152	193,994
Yum! Brands, Inc.	4,600	681,628
Zensho Holdings Co. Ltd. (Japan)	1,200	72,631

		11,852,154

Household Durables — 0.2%
Barratt Redrow PLC (United Kingdom)	22,353	139,974
Cairn Homes PLC (Ireland)	213,747	540,625
Garmin Ltd.	1,000	208,720
Panasonic Holdings Corp. (Japan)	50,300	538,176
PulteGroup, Inc.	600	63,276
Sekisui House Ltd. (Japan)	17,200	378,561
Sony Group Corp. (Japan)	98,700	2,566,232

		4,435,564

Household Products — 0.2%
Colgate-Palmolive Co.	7,600	690,840
Essity AB (Sweden) (Class B Stock)	23,795	658,857
Henkel AG & Co. KGaA (Germany)	1,351	97,982
Kimberly-Clark Corp.	2,000	257,840
Procter & Gamble Co. (The)	5,500	876,260
Reckitt Benckiser Group PLC (United Kingdom)	13,394	912,493

		3,494,272

Independent Power & Renewable Electricity Producers — 0.0%
Clearway Energy, Inc. (Class C Stock)	2,700	86,400
Meridian Energy Ltd. (New Zealand)	20,076	72,256
RWE AG (Germany)	11,450	478,475
Vistra Corp.	1,600	310,096

		947,227

Industrial Conglomerates — 0.3%
3M Co.	4,800	730,752
CK Hutchison Holdings Ltd. (United Kingdom)	35,000	215,519
Hitachi Ltd. (Japan)	45,500	1,322,428
Lifco AB (Sweden) (Class B Stock)	4,207	170,496
Sekisui Chemical Co. Ltd. (Japan)	21,200	383,947
Siemens AG (Germany)	13,897	3,569,558
Smiths Group PLC (United Kingdom)	16,581	511,430
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	5,000	42,861

		6,946,991

Industrial REITs — 0.8%
Americold Realty Trust, Inc.	6,200	103,106
First Industrial Realty Trust, Inc.	73,722	3,548,240
Goodman Group (Australia)	10,865	244,948

	Shares	Value

COMMON STOCKS (continued)
Industrial REITs (cont’d.)
Prologis, Inc.	102,785	$10,804,759
Segro PLC (United Kingdom)	58,082	543,714
STAG Industrial, Inc.	78,340	2,842,175

		18,086,942

Insurance — 1.2%
Admiral Group PLC (United Kingdom)	12,263	550,689
AIA Group Ltd. (Hong Kong)	150,600	1,364,202
Allianz SE (Germany)	4,608	1,870,081
Allstate Corp. (The)	3,500	704,585
American International Group, Inc.	3,800	325,242
Aon PLC (Class A Stock)	200	71,352
Arthur J. Gallagher & Co.	2,842	909,781
ASR Nederland NV (Netherlands)	15,595	1,036,219
Aviva PLC (United Kingdom)	19,081	162,222
AXA SA (France)	66,596	3,270,199
Axis Capital Holdings Ltd.	900	93,438
Chubb Ltd.	3,000	869,160
Dai-ichi Life Holdings, Inc. (Japan)	43,900	333,754
Fairfax Financial Holdings Ltd. (Canada)	256	462,088
Fidelity National Financial, Inc.	1,900	106,514
First American Financial Corp.	1,700	104,363
Hannover Rueck SE (Germany)	374	117,852
Insurance Australia Group Ltd. (Australia)	22,054	131,112
Japan Post Holdings Co. Ltd. (Japan)	51,600	477,930
Marsh & McLennan Cos., Inc.	3,300	721,512
Medibank Private Ltd. (Australia)	51,869	172,252
MetLife, Inc.	8,400	675,528
MS&AD Insurance Group Holdings, Inc. (Japan)	8,500	190,023
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,430	2,227,217
NN Group NV (Netherlands)	8,064	536,571
Phoenix Group Holdings PLC (United Kingdom)	51,024	461,621
Poste Italiane SpA (Italy), 144A	15,206	326,714
Principal Financial Group, Inc.	2,000	158,860
Progressive Corp. (The)	2,700	720,522
Prudential PLC (Hong Kong)	80,592	1,008,710
QBE Insurance Group Ltd. (Australia)	120,590	1,856,981
Sampo OYJ (Finland) (Class A Stock)	20,154	216,908
Sompo Holdings, Inc. (Japan)	13,000	391,752
Suncorp Group Ltd. (Australia)	3,301	47,045
Swiss Life Holding AG (Switzerland)	4	4,049
Swiss Re AG	3,258	563,592
Talanx AG (Germany)	5,958	772,405
Tokio Marine Holdings, Inc. (Japan)	11,500	487,382
Travelers Cos., Inc. (The)	1,775	474,884
Unipol Assicurazioni SpA (Italy)	28,887	572,100
Unum Group	1,000	80,760
Zurich Insurance Group AG (Switzerland)	2,052	1,435,832

		27,064,003

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services — 0.8%
Alphabet, Inc. (Class A Stock)	28,095	$4,951,182
Alphabet, Inc. (Class C Stock)	17,800	3,157,542
Diamond Sports Group LLC*	3,228	44,385
Meta Platforms, Inc. (Class A Stock)	11,110	8,200,180
REA Group Ltd. (Australia)	1,939	307,058
Scout24 SE (Germany), 144A	4,241	585,465
Tencent Holdings Ltd. (China)	4,952	319,085

		17,564,897

IT Services — 0.3%
Accenture PLC (Ireland) (Class A Stock)	800	239,112
Akamai Technologies, Inc.*	800	63,808
Capgemini SE (France)	1,430	244,868
Cognizant Technology Solutions Corp. (Class A Stock)	9,900	772,497
Fujitsu Ltd. (Japan)	18,500	448,799
Gartner, Inc.*	1,300	525,486
International Business Machines Corp.	1,400	412,692
Kyndryl Holdings, Inc.*	3,100	130,076
NEC Corp. (Japan)	39,200	1,143,662
Nomura Research Institute Ltd. (Japan)	2,700	107,993
Obic Co. Ltd. (Japan)	8,700	338,300
SCSK Corp. (Japan)	24,700	744,154
Shopify, Inc. (Canada) (Class A Stock)*(a)	7,910	912,419
Snowflake, Inc. (Class A Stock)*	4,400	984,588
TIS, Inc. (Japan)	7,800	261,375
Twilio, Inc. (Class A Stock)*	1,300	161,668
VeriSign, Inc.	200	57,760
Wix.com Ltd. (Israel)*	700	110,922

		7,660,179

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	3,400	121,853
Hasbro, Inc.	1,500	110,730

		232,583

Life Sciences Tools & Services — 0.1%
Danaher Corp.	2,200	434,588
Eurofins Scientific SE (Luxembourg)	1,925	137,186
Lonza Group AG (Switzerland)	1,251	894,669
QIAGEN NV	9,126	439,687
Sartorius Stedim Biotech (France)	955	228,496
Thermo Fisher Scientific, Inc.	2,200	892,012
West Pharmaceutical Services, Inc.	400	87,520

		3,114,158

Machinery — 0.4%
Alfa Laval AB (Sweden)	1,713	72,149
Allison Transmission Holdings, Inc.	5,400	512,946
Alstom SA (France)*	41,854	976,912
Atlas Copco AB (Sweden) (Class B Stock)	20,582	292,935
Caterpillar, Inc.	200	77,642
Crane Co.	1,300	246,857
Cummins, Inc.	500	163,750
Deere & Co.	1,893	962,572

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Dover Corp.	2,500	$458,075
Epiroc AB (Sweden) (Class B Stock)	4,994	95,748
FANUC Corp. (Japan)	9,100	247,040
Flowserve Corp.	4,100	214,635
GEA Group AG (Germany)	4,015	281,452
Komatsu Ltd. (Japan)	24,100	795,144
Kone OYJ (Finland) (Class B Stock)	1,278	84,196
Makita Corp. (Japan)	9,100	280,261
MINEBEA MITSUMI, Inc. (Japan)	26,600	388,991
Mitsubishi Heavy Industries Ltd. (Japan)	33,500	838,317
Otis Worldwide Corp.	1,500	148,530
Parker-Hannifin Corp.	600	419,082
Pentair PLC	5,100	523,566
Sandvik AB (Sweden)	8,589	197,224
Schindler Holding AG (Switzerland)	400	145,315
Schindler Holding AG (Switzerland) (Part. Cert.)	734	273,320
SMC Corp. (Japan)	600	215,017
Volvo AB (Sweden) (Class B Stock)	12,719	357,882
Wartsila OYJ Abp (Finland)	27,628	652,970
Yangzijiang Shipbuilding Holdings Ltd. (China)	149,400	260,718

		10,183,246

Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	50	92,248
AP Moller - Maersk A/S (Denmark) (Class B Stock)	139	258,498
Kawasaki Kisen Kaisha Ltd. (Japan)	9,300	131,707
Kuehne + Nagel International AG (Switzerland)	8	1,733
Mitsui OSK Lines Ltd. (Japan)	8,000	267,198
Nippon Yusen KK (Japan)	7,300	262,617
SITC International Holdings Co. Ltd. (China)	118,000	378,307

		1,392,308

Media — 0.1%
Charter Communications, Inc. (Class A Stock)*	200	81,762
Comcast Corp. (Class A Stock)	19,200	685,248
Publicis Groupe SA (France)	4,077	460,476
WPP PLC (United Kingdom)	68,295	480,864

		1,708,350

Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. (Canada)	4,156	494,273
Anglo American PLC (South Africa)	7,706	227,157
ArcelorMittal SA (Luxembourg)	11,298	358,760
BHP Group Ltd. (Australia)	73,000	1,756,205
BlueScope Steel Ltd. (Australia)	30,600	466,299
Boliden AB (Sweden)*	7,110	222,184
Evolution Mining Ltd. (Australia)	24,432	127,200
Fortescue Ltd. (Australia)	50,580	508,442
Freeport-McMoRan, Inc.	14,300	619,905
Glencore PLC (Australia)*	224,167	873,499

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	54,206	$407,217
JFE Holdings, Inc. (Japan)	16,700	194,265
Newmont Corp.	2,300	133,998
Nippon Steel Corp. (Japan)	23,200	438,757
Northern Star Resources Ltd. (Australia)	21,543	266,102
Nucor Corp.	1,400	181,356
Rio Tinto Ltd. (Australia)	4,956	350,837
Rio Tinto PLC (Australia)	17,864	1,039,758
South32 Ltd. (Australia)	52,260	99,863
Valterra Platinum Ltd. (South Africa)*	912	40,059

		8,806,136

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Rithm Capital Corp.	10,200	115,158

Multi-Utilities — 0.3%
CMS Energy Corp.	2,300	159,344
DTE Energy Co.	1,300	172,198
E.ON SE (Germany)	89,975	1,657,847
Engie SA (France)	53,544	1,258,434
National Grid PLC (United Kingdom)	91,901	1,348,984
NiSource, Inc.	14,600	588,964
Sembcorp Industries Ltd. (Singapore)	51,900	279,590
Sempra	1,500	113,655
Veolia Environnement SA (France)	26,487	945,635

		6,524,651

Office REITs — 0.3%
BXP, Inc.(a)	7,752	523,027
Hudson Pacific Properties, Inc.*	320,524	878,236
Piedmont Realty Trust, Inc. (Class A Stock)	167,266	1,219,369
SL Green Realty Corp.(a)	66,892	4,140,615

		6,761,247

Oil, Gas & Consumable Fuels — 0.8%
ARC Resources Ltd. (Canada)	19,080	402,267
BP PLC	110,801	552,043
Cenovus Energy, Inc. (Canada)	59,551	810,340
Cheniere Energy, Inc.	400	97,408
Chevron Corp.	8,500	1,217,115
ConocoPhillips	5,800	520,492
Devon Energy Corp.	9,200	292,652
Diamondback Energy, Inc.	400	54,960
Enbridge, Inc. (Canada)	12,441	564,150
ENEOS Holdings, Inc. (Japan)	80,500	399,025
Eni SpA (Italy)	12,004	193,914
EOG Resources, Inc.	6,300	753,543
Equinor ASA (Norway)	23,841	602,082
Exxon Mobil Corp.(a)	22,531	2,428,842
Inpex Corp. (Japan)	14,400	202,135
LUKOIL PJSC (Russia)*^	7,425	—
Marathon Petroleum Corp.	600	99,666
Phillips 66	1,800	214,740
Repsol SA (Spain)	9,170	134,124
Shell PLC	155,334	5,419,534
Shell PLC, ADR	10,959	771,623

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
TotalEnergies SE (France)	37,704	$2,304,569
Valero Energy Corp.	2,300	309,166
Williams Cos., Inc. (The)	12,400	778,844
Woodside Energy Group Ltd. (Australia)	7,240	111,836

		19,235,070

Passenger Airlines — 0.1%
International Consolidated Airlines Group SA (United Kingdom)	153,463	722,998
Qantas Airways Ltd. (Australia)	205,491	1,451,706
Ryanair Holdings PLC (Italy)	4,025	114,172
Singapore Airlines Ltd. (Singapore)	46,800	256,687

		2,545,563

Personal Care Products — 0.2%
L’Oreal SA (France)	3,895	1,668,437
Unilever PLC (United Kingdom) (XLON)	33,063	2,017,711
Unilever PLC (United Kingdom) (XAMS)	16,698	1,019,202
Unilever PLC (United Kingdom), ADR	10,389	635,495

		5,340,845

Pharmaceuticals — 1.3%
Astellas Pharma, Inc. (Japan)	38,400	375,973
AstraZeneca PLC (United Kingdom)	22,854	3,180,572
Bayer AG (Germany)	17,192	517,948
Bristol-Myers Squibb Co.	18,000	833,220
Chugai Pharmaceutical Co. Ltd. (Japan)	5,600	292,420
Daiichi Sankyo Co. Ltd. (Japan)	10,600	245,582
Elanco Animal Health, Inc.*	33,900	484,092
Eli Lilly & Co.	3,111	2,425,118
Galderma Group AG (Switzerland)	8,425	1,224,622
GSK PLC	60,015	1,144,274
Haleon PLC	22,270	114,460
Hikma Pharmaceuticals PLC (United Kingdom)	12,883	351,564
Ipsen SA (France)	454	54,079
Johnson & Johnson	5,600	855,400
Merck & Co., Inc.	15,500	1,226,980
Merck KGaA (Germany)	575	74,553
Novartis AG	29,066	3,527,947
Novo Nordisk A/S (Denmark) (Class B Stock)	32,711	2,266,678
Orion OYJ (Finland) (Class B Stock)	9,172	690,042
Otsuka Holdings Co. Ltd. (Japan)	5,700	282,602
Pfizer, Inc.	24,500	593,880
Recordati Industria Chimica e Farmaceutica SpA (Italy)	728	45,758
Roche Holding AG	12,524	4,088,083
Sandoz Group AG (Switzerland)	4,284	234,778
Sanofi SA	28,055	2,716,109
Sanofi SA, ADR	12,114	585,227
Shionogi & Co. Ltd. (Japan)	4,000	72,009
Takeda Pharmaceutical Co. Ltd. (Japan)	32,700	1,009,547

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
UCB SA (Belgium)	3,667	$721,511

		30,235,028

Professional Services — 0.2%
Automatic Data Processing, Inc.	3,300	1,017,720
Clarivate PLC*	25,800	110,940
Computershare Ltd. (Australia)	20,386	534,808
Concentrix Corp.	1,200	63,426
Equifax, Inc.	400	103,748
Experian PLC	12,347	636,688
Genpact Ltd.	1,700	74,817
Jacobs Solutions, Inc.	500	65,725
KBR, Inc.	1,700	81,498
Paylocity Holding Corp.*	600	108,714
Recruit Holdings Co. Ltd. (Japan)	17,200	1,011,474
RELX PLC (United Kingdom)	10,060	545,229
Teleperformance SE (France)	2,205	214,166
Wolters Kluwer NV (Netherlands)	578	96,664

		4,665,617

Real Estate Management & Development — 0.1%
Daito Trust Construction Co. Ltd. (Japan)	1,400	152,486
Daiwa House Industry Co. Ltd. (Japan)	7,200	247,412
Henderson Land Development Co. Ltd. (Hong Kong)	24,000	84,288
Hongkong Land Holdings Ltd. (Hong Kong)	9,700	56,001
Howard Hughes Holdings, Inc.*	1,100	74,250
Jones Lang LaSalle, Inc.*	2,500	639,450
KE Holdings, Inc. (China), ADR	17,732	314,566
Mitsubishi Estate Co. Ltd. (Japan)	9,600	179,972
Mitsui Fudosan Co. Ltd. (Japan)	41,700	403,701
Sumitomo Realty & Development Co. Ltd. (Japan)	3,600	139,030
Sun Hung Kai Properties Ltd. (Hong Kong)	5,000	57,615
Swiss Prime Site AG (Switzerland)	746	111,992
Vonovia SE (Germany)	7,559	267,992
Zillow Group, Inc. (Class C Stock)*	1,400	98,070

		2,826,825

Residential REITs — 0.8%
American Homes 4 Rent (Class A Stock)	35,747	1,289,394
Camden Property Trust	500	56,345
Equity Residential	68,667	4,634,336
Essex Property Trust, Inc.	26,709	7,569,330
Mid-America Apartment Communities, Inc.(a)	9,772	1,446,354
UDR, Inc.	9,714	396,623
Veris Residential, Inc.	190,572	2,837,617

		18,229,999

Retail REITs — 1.1%
Agree Realty Corp.(a)	85,088	6,216,529
Brixmor Property Group, Inc.	144,387	3,759,838
Curbline Properties Corp.	70,916	1,619,012

	Shares	Value
COMMON STOCKS (continued)
Retail REITs (cont’d.)
Klepierre SA (France)	4,386	$173,419
Macerich Co. (The)	25,845	418,172
Realty Income Corp.	16,832	969,692
Regency Centers Corp.	19,624	1,397,818
Scentre Group (Australia)	162,672	382,070
Simon Property Group, Inc.	46,175	7,423,093
Urban Edge Properties	68,929	1,286,215
Vicinity Ltd. (Australia)	157,311	256,805

		23,902,663

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.*	1,100	156,090
Advantest Corp. (Japan)	9,400	696,832
Analog Devices, Inc.	4,300	1,023,486
Applied Materials, Inc.	2,100	384,447
ASM International NV (Netherlands)	328	210,405
ASML Holding NV (Netherlands) (SGMX)	5,156	4,131,693
ASML Holding NV (Netherlands) (XNGS)	453	363,030
Broadcom, Inc.	24,132	6,651,986
Disco Corp. (Japan)	1,100	325,868
Infineon Technologies AG (Germany)	17,852	761,781
Lam Research Corp.	7,200	700,848
Lasertec Corp. (Japan)	1,100	147,467
Marvell Technology, Inc.	4,300	332,820
MediaTek, Inc. (Taiwan)	10,054	430,800
Microchip Technology, Inc.	1,400	98,518
Micron Technology, Inc.	5,071	625,001
Nova Ltd. (Israel)*	1,365	386,955
NVIDIA Corp.	109,949	17,370,842
NXP Semiconductors NV (Netherlands)(a)	4,541	992,163
QUALCOMM, Inc.	5,200	828,152
Renesas Electronics Corp. (Japan)	21,300	263,512
SCREEN Holdings Co. Ltd. (Japan)	3,600	292,721
STMicroelectronics NV (Singapore)	22,228	681,555
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	11,121	2,518,795
Teradyne, Inc.	900	80,928
Texas Instruments, Inc.	2,600	539,812
Tokyo Electron Ltd. (Japan)	5,100	976,698

		41,973,205

Software — 1.7%
Adobe, Inc.*	500	193,440
AppLovin Corp. (Class A Stock)*	1,600	560,128
Atlassian Corp. (Class A Stock)*	1,300	264,017
Autodesk, Inc.*	2,400	742,968
Check Point Software Technologies Ltd. (Israel)*	900	199,125
Constellation Software, Inc. (Canada)	194	711,350
CyberArk Software Ltd.*	4,296	1,747,956
Dassault Systemes SE (France)	2,531	91,728
Gen Digital, Inc.	9,000	264,600
Intuit, Inc.	2,589	2,039,174
Microsoft Corp.	36,732	18,270,864
Monday.com Ltd.*	800	251,584

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Nice Ltd. (Israel)*	1,238	$209,857
Nutanix, Inc. (Class A Stock)*	1,400	107,016
Oracle Corp.	12,325	2,694,615
Oracle Corp. (Japan)	900	107,272
Palantir Technologies, Inc. (Class A Stock)*	5,900	804,288
Roper Technologies, Inc.	200	113,368
Sage Group PLC (The) (United Kingdom)	8,752	150,296
Salesforce, Inc.	5,500	1,499,795
SAP SE (Germany)	16,298	4,983,594
ServiceNow, Inc.*	1,130	1,161,730
Teradata Corp.*	3,800	84,778
Xero Ltd. (New Zealand)*	7,228	855,284
Zoom Communications, Inc. (Class A Stock)*	7,200	561,456

		38,670,283

Specialized REITs — 2.0%
American Tower Corp.	1,000	221,020
Crown Castle, Inc.	4,100	421,193
Digital Realty Trust, Inc.	56,775	9,897,586
EPR Properties	80,804	4,707,641
Equinix, Inc.	11,249	8,948,242
Extra Space Storage, Inc.	19,949	2,941,281
Iron Mountain, Inc.	62,353	6,395,547
National Storage Affiliates Trust	61,054	1,953,117
Public Storage	11,407	3,347,042
Smartstop Self Storage REIT, Inc.(a)	140,272	5,082,055
VICI Properties, Inc.	77,629	2,530,705

		46,445,429

Specialty Retail — 0.3%
AutoZone, Inc.*	40	148,489
Avolta AG (Switzerland)*	7,095	386,472
CarMax, Inc.*	4,400	295,724
Carvana Co.*	900	303,264
Fast Retailing Co. Ltd. (Japan)	1,400	480,010
Five Below, Inc.*	500	65,590
Gap, Inc. (The)	2,800	61,068
Home Depot, Inc. (The)	3,400	1,246,576
Industria de Diseno Textil SA (Spain)	15,006	782,814
JD Sports Fashion PLC (United Kingdom)	360,815	440,005
Kingfisher PLC (United Kingdom)	127,194	507,962
Lowe’s Cos., Inc.	8,637	1,916,291
TJX Cos., Inc. (The)	4,400	543,356
Ulta Beauty, Inc.*	1,200	561,384
Zalando SE (Germany), 144A*	3,883	128,129

		7,867,134

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	68,481	14,050,247
Canon, Inc. (Japan)	4,000	116,015
FUJIFILM Holdings Corp. (Japan)	8,200	177,576
HP, Inc.	4,200	102,732
Logitech International SA (Switzerland)	2,231	202,317

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	14,264	$630,777
Xiaomi Corp. (China) (Class B Stock), 144A*	188,352	1,449,884

		16,729,548

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	4,273	997,446
Amer Sports, Inc. (Finland)*	9,800	379,848
Asics Corp. (Japan)	54,400	1,387,221
Brunello Cucinelli SpA (Italy)	7,737	939,294
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	8,089	1,530,705
Hermes International SCA (France)	572	1,550,615
LVMH Moet Hennessy Louis Vuitton SE (France)	2,910	1,523,036
Moncler SpA (Italy)	17,360	990,241
On Holding AG (Switzerland) (Class A Stock)*	8,030	417,961
Pandora A/S (Denmark)	1,838	323,847
Tapestry, Inc.	3,200	280,992

		10,321,206

Tobacco — 0.2%
Altria Group, Inc.	4,200	246,246
British American Tobacco PLC (United Kingdom)	12,823	609,687
Imperial Brands PLC (United Kingdom)	30,477	1,204,152
Japan Tobacco, Inc. (Japan)	11,600	341,729
Philip Morris International, Inc.	8,500	1,548,105

		3,949,919

Trading Companies & Distributors — 0.4%
AddTech AB (Sweden) (Class B Stock)	4,492	153,139
AerCap Holdings NV (Ireland)	4,400	514,800
Ashtead Group PLC (United Kingdom)	5,256	337,047
Ferguson Enterprises, Inc.	2,692	589,475
ITOCHU Corp. (Japan)	24,700	1,293,416
Marubeni Corp. (Japan)	20,800	419,292
Mitsubishi Corp. (Japan)	108,700	2,172,031
Mitsui & Co. Ltd. (Japan)	24,800	505,423
MonotaRO Co. Ltd. (Japan)	7,600	149,613
Sumitomo Corp. (Japan)	32,300	833,557
Toyota Tsusho Corp. (Japan)	39,200	887,929
United Rentals, Inc.	421	317,181
W.W. Grainger, Inc.	330	343,279
WESCO International, Inc.	3,000	555,600

		9,071,782

Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	26,183	698,923
Getlink SE (France)	14,749	284,715
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	582	133,639

		1,117,277

Water Utilities — 0.0%
American Water Works Co., Inc.	1,700	236,487

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Water Utilities (cont’d.)
United Utilities Group PLC (United Kingdom)	40,460	$635,334

		871,821

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	56,300	966,704
SoftBank Group Corp. (Japan)	7,100	516,213
Tele2 AB (Sweden) (Class B Stock)	18,578	271,191
T-Mobile US, Inc.	3,200	762,432
Vodafone Group PLC (United Kingdom)	477,104	510,716

		3,027,256

TOTAL COMMON STOCKS (cost $615,858,033)		726,427,221

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	972	80,720
Volkswagen AG (Germany) (PRFC)	2,025	214,070

		294,790

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	5,079	399,126

Life Sciences Tools & Services — 0.1%
Sartorius AG (Germany) (PRFC)	1,752	446,231

TOTAL PREFERRED STOCKS (cost $1,119,509)		1,140,147

UNAFFILIATED EXCHANGE-TRADED FUNDS — 14.8%
Dimensional International Core Equity Market ETF	1,482,500	51,250,025
Dimensional US Equity Market ETF	956,200	64,084,524
Dimensional US Real Estate ETF	1,882,700	44,168,142
Energy Select Sector SPDR Fund(a)	25,000	2,120,250
iShares 0-3 Month Treasury Bond ETF	399,846	40,260,494
iShares Core MSCI EAFE ETF(a)	338,300	28,241,284
iShares Core S&P 500 ETF	42,000	26,077,800
iShares Gold Trust*(a)	152,800	9,528,608
iShares iBoxx $ High Yield Corporate Bond ETF(a)	33,574	2,707,743
iShares JP Morgan USD Emerging Markets Bond ETF(a)	46,236	4,282,378
iShares MSCI EAFE ETF(a)	22,441	2,006,001
iShares Russell 1000 Value ETF(a)	69,400	13,479,562
iShares S&P 500 Growth ETF(a)	34,110	3,755,511
Vanguard Dividend Appreciation ETF	110,946	22,707,318
Vanguard Real Estate ETF(a)	143,525	12,782,336
Vanguard Short-Term Corporate Bond ETF(a)	47,300	3,760,350
Vanguard Total Bond Market ETF	86,325	6,356,110

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $322,804,618)		337,568,436

		Shares	Value

UNAFFILIATED FUNDS — 9.8%
AB Global Bond Fund, Inc.		9,083,696	$63,222,524
AQR Diversified Arbitrage Fund, (Institutional Shares)		1,895,445	24,015,294
Calamos Market Neutral Income Fund, (R6 Shares)		1,304,533	20,050,676
JPMorgan Hedged Equity Fund, (Institutional Shares)		721,564	23,883,763
Merger Fund (The), (Institutional Shares)		2,125,110	37,699,450
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*		832,430	7,991,329
Victory Market Neutral Income Fund, (Institutional Shares)		4,339,720	37,972,549
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)		1,097,871	7,904,673

TOTAL UNAFFILIATED FUNDS (cost $219,016,617)			222,740,258

		Units

WARRANTS* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26		6,037	1,340

(cost $0)
Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 2.1%
Collateralized Loan Obligations
Ares Loan Funding Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.420%(c)	03/31/38	1,500	1,500,117
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.979%(c)	07/15/34	EUR 2,500	2,943,400
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.269%(c)	10/15/35	EUR 2,000	2,351,223
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.505%(c)	10/15/37	EUR 1,500	1,759,408
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
2.939%(c)	08/26/32	EUR 1,742	2,048,583
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.649%(c)	07/18/37	3,250	3,260,093
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.689%(c)	10/22/37	750	753,000

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Invesco Euro CLO DAC (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.929%(c)	07/15/34	EUR	1,000	$1,175,845
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.769%(c)	04/18/37		1,500	1,506,033
Marble Point CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
5.781%(c)	10/17/34		3,750	3,754,833
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
3.726%(c)	07/20/38	EUR	2,500	2,966,576
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.698%(c)	10/15/34		2,000	2,002,144
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
5.718%(c)	07/15/34		2,500	2,501,806
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.636%(c)	09/06/37		3,250	3,263,297
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.669%(c)	07/18/37		2,750	2,758,933
Sound Point CLO Ltd. (Cayman Islands),
Series 2022-01A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
6.182%(c)	04/25/35		1,250	1,252,302
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.148%(c)	07/25/34	EUR	1,250	1,470,489
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.269%(c)	07/15/34	EUR	2,500	2,934,867
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.459%(c)	01/20/37		1,750	1,749,072
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
6.582%(c)	04/25/37		1,000	1,007,938
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
5.741%(c)	10/20/34		2,750	2,752,619

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.456%(c)	04/15/33	2,000	$2,003,659

TOTAL ASSET-BACKED SECURITIES (cost $46,763,095)			47,716,237

CORPORATE BONDS — 1.0%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	06/15/33	70	72,538
7.875%	04/15/27	80	80,503

			153,041

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	2	2,000
5.750%	04/20/29	130	129,737
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	225	223,401
4.625%	04/15/29	15	14,564

			369,702

Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	455	350,003

Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	25	25,942
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28	75	75,187
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	60	61,871
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	425	420,252

			583,252

Banks — 0.1%
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26	200	201,898
5.875%	04/30/29	200	207,724
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	4	3,971
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	380	375,049

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (cont’d.)
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28(x)	25	$26,883
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	215	210,543

			1,026,068

Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	200	199,796
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	150	139,604
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	120	123,471
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	35	36,104
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	175	165,631

			664,606

Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31	175	155,415

Commercial Services — 0.1%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	150	156,810
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	350	341,509
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	60	60,761
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.250%	06/15/33	30	31,441
Sr. Unsec’d. Notes, 144A
7.000%	06/15/30	50	52,350
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31	10	9,401
4.875%	01/15/28	186	185,325
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31(a)	111	100,457

			938,054

Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	79	86,473

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services — 0.0%
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32(x)	60	$60,550
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.750%	11/15/31	300	303,178
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29	75	73,784
7.125%	03/15/26	70	71,024
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	200	191,942
7.875%	12/15/29	100	106,312

			806,790

Electric — 0.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	5	4,955
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	10	9,888
5.125%	03/15/28	475	474,557
NRG Energy, Inc.,
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	50	55,391
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	400	404,815
8.000%(ff)	10/15/26(oo)	300	307,093
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	250	271,099

			1,527,798

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	65	66,925
7.250%	06/15/28	175	177,074

			243,999

Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29	275	262,479
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	150	149,539
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32	95	99,014
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	5	4,961
6.250%	03/15/33	45	45,297
7.125%	02/15/31	30	31,965

			593,255

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		50	$52,247

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		60	56,882
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.125%	05/14/30	GBP	460	592,745
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	500	682,619
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		25	23,836
4.375%	01/31/32		300	280,798
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		150	139,359

				1,776,239

Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		200	192,028

Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		400	363,772
4.625%	06/01/30		10	9,583
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	12/01/32(a)		90	90,544

				463,899

Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		668	708,036

Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30		175	166,375
6.625%	01/15/28		4	4,016
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		4	4,030
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		400	397,824
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		5	5,012

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Home Builders (cont’d.)
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	125	$124,186

			701,443

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	50	48,624
6.625%	05/15/32	20	19,131
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	50	52,653
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	175	160,651

			281,059

Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	40	41,120

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	75	73,853
7.375%	05/01/33	55	51,618

			125,471

Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	30	30,038
Sr. Unsec’d. Notes, 144A
6.750%	02/01/32	70	71,487
7.750%	02/15/29	100	105,963
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	125	124,594
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	150	148,641

			480,723

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	195	186,945
MGM Resorts International,
Gtd. Notes
6.125%	09/15/29	135	137,311
6.500%	04/15/32	340	345,478
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	200	199,538

			869,272

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Machinery-Diversified — 0.0%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		100	$105,558

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		10	9,307
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		5	4,954
5.125%	05/01/27		21	20,928
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29(d)		5	3,332
7.375%	07/01/28		50	36,108
7.750%	07/01/26		400	355,328
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		275	283,139
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	100	124,884
5.250%	05/15/29	GBP	166	219,315

				1,057,295

Mining — 0.0%
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		75	75,556
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		30	30,821
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		150	147,545

				253,922

Oil & Gas — 0.1%
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		50	51,258
8.625%	11/01/30		25	25,375
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		80	78,140
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		200	200,263
Gtd. Notes, 144A
5.875%	02/01/29		125	125,544
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/32		275	262,913
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32		70	71,565

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29	55	$50,694

			865,752

Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	150	154,017
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	160	163,622
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	75	76,866

			394,505

Pharmaceuticals — 0.0%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28	100	100,061
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	5	4,116
5.000%	02/15/29	15	10,500
5.250%	01/30/30	60	37,688
5.250%	02/15/31	50	29,438
6.250%	02/15/29	415	292,807
7.000%	01/15/28	50	41,950
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	50	42,356
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	200	173,632

			732,548

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	200	198,614
6.625%	02/01/32	50	51,647
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	350	356,915
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	55	57,437
6.875%	04/15/40	225	224,682
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27	170	170,359
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	425	414,226
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	35	33,677

			1,507,557

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		550	$546,317
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		225	216,932

				763,249

Real Estate Investment Trusts (REITs) — 0.0%
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		25	26,179
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		150	154,245
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		150	141,676
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		352	372,957

				695,057

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		5	4,869
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		86	88,191
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30		375	394,359
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31		107	126,698
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	518,548
12.000%	11/30/28		200	220,250
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		150	143,803
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		175	167,015
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		75	77,016
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		175	175,031

				1,915,780

Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30		40	40,895

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Telecommunications — 0.1%
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		350	$349,786
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
10.000%	10/15/32		175	176,929
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		80	81,396
10.750%	12/15/30		275	311,712
11.000%	11/15/29		358	411,621
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		4	4,853
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		4	3,939
2.875%	02/15/31		5	4,553
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	100	127,203
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		45	47,130

				1,519,122

Transportation — 0.0%
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		85	84,268

TOTAL CORPORATE BONDS (cost $22,930,885)				23,125,501

FLOATING RATE AND OTHER LOANS — 0.0%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.077%(c)	01/28/32		75	74,883
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.750%
9.172%(c)	11/17/28		98	95,633
Term B Loan, 3 Month SOFR + 5.000%
9.422%(c)	11/17/28		75	73,219

				243,735

Computers — 0.0%
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%

7.316%(c)	03/01/29		253	244,387

Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		22	19,941

TOTAL FLOATING RATE AND OTHER LOANS (cost $505,461)				508,063

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 9.0%
U.S. Treasury Bonds
1.625%	11/15/50(h)	3,155	$1,662,784
3.250%	05/15/42	1,830	1,513,753
4.125%	08/15/44(h)	2,645	2,423,895
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/26	8,070	7,998,766
0.125%	01/15/30	20,529	19,371,400
0.125%	01/15/31	7,868	7,287,823
0.125%	01/15/32	9,773	8,856,454
0.125%	02/15/51	1,737	946,243
0.125%	02/15/52	922	492,354
0.250%	07/15/29	5,481	5,261,284
0.250%	02/15/50	3,968	2,302,937
0.375%	01/15/27	5,843	5,763,171
0.375%	07/15/27	52	51,754
0.500%	01/15/28	27,476	26,958,970
0.625%	07/15/32	1,568	1,462,178
0.625%	02/15/43	6,070	4,507,830
0.750%	02/15/42	2,960	2,297,973
0.750%	02/15/45	2,452	1,790,049
0.875%	01/15/29	4,516	4,446,621
1.000%	02/15/46	1,394	1,056,930
1.000%	02/15/48	1,789	1,315,061
1.000%	02/15/49	612	443,955
1.125%	01/15/33	10,005	9,557,684
1.250%	04/15/28	4,251	4,243,125
1.375%	07/15/33	5,244	5,091,713
1.375%	02/15/44	3,813	3,201,383
1.500%	02/15/53	6,011	4,763,083
1.625%	04/15/30	6,122	6,165,605
1.750%	01/15/28	5,528	5,596,767
1.750%	01/15/34	13,964	13,842,958
1.875%	07/15/34	4,125	4,130,178
2.125%	04/15/29	2,697	2,768,613
2.125%	01/15/35	7,563	7,687,723
2.125%	02/15/41	1,033	1,010,593
2.125%	02/15/54	507	464,157
2.375%	01/15/27	5,456	5,546,820
2.375%	02/15/55	864	835,807
2.500%	01/15/29	3,586	3,730,824
3.625%	04/15/28	2,747	2,920,414
U.S. Treasury Notes
0.750%	01/31/28	13,500	12,524,414
U.S. Treasury Strips Coupon
2.216%(s)	02/15/42(k)	4,560	2,003,543
4.500%(s)	05/15/46	165	57,841
4.715%(s)	11/15/41	90	40,160
4.762%(s)	05/15/43(h)(k)	1,975	807,893
4.928%(s)	11/15/45	45	16,175
4.958%(s)	11/15/43	265	105,471
5.220%(s)	11/15/40	600	283,920

TOTAL U.S. TREASURY OBLIGATIONS (cost $209,219,281)			205,609,049

TOTAL LONG-TERM INVESTMENTS (cost $1,654,807,437)			1,800,865,795

		Shares	Value
SHORT-TERM INVESTMENTS — 25.3%
AFFILIATED MUTUAL FUNDS — 14.6%
PGIM Core Ultra Short Bond Fund(wa)		233,004,729	$233,004,729
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $98,932,744; includes $98,581,417 of cash collateral for securities on loan)(b)(wa)		99,005,902	98,936,598

TOTAL AFFILIATED MUTUAL FUNDS (cost $331,937,473)			331,941,327

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 5.9%
U.S. Treasury Bills
4.230%	07/08/25	53,750	53,706,679
4.561%	07/10/25	5,000	4,994,760
4.361%	08/12/25(k)	58,750	58,455,143
4.254%	09/02/25(k)	4,000	3,970,125
4.269%	09/18/25(h)(k)	12,700	12,582,433

TOTAL U.S. TREASURY OBLIGATIONS (cost $133,707,026)			133,709,140

		Shares
UNAFFILIATED FUNDS — 4.5%
BlackRock Liquidity FedFund (7-day effective yield 4.223%) (Institutional Shares)		51,927,250	51,927,250
Goldman Sachs Financial Square Government Fund (7-day effective yield 4.213%) (Institutional Shares)		51,927,252	51,927,252

TOTAL UNAFFILIATED FUNDS (cost $103,854,502)			103,854,502

OPTIONS PURCHASED*~ — 0.3% (cost $7,271,259)			7,965,133

TOTAL SHORT-TERM INVESTMENTS (cost $576,770,260)			577,470,102

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.4% (cost $2,231,577,697)			2,378,335,897

OPTIONS WRITTEN*~ — (0.0)% (premiums received $86,947)			(107,761)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.4% (cost $2,231,490,750)			2,378,228,136
Liabilities in excess of other assets(z) — (4.4)%			(101,130,179)

NET ASSETS — 100.0%			$2,277,097,957

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,148,626; cash collateral of $98,581,417 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 12.000%, 10/01/28	09/14/23	$24,500	$26,883	0.0%
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 8.375%, 04/01/32	02/04/25	60,000	60,550	0.0

Total		$84,500	$87,433	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75	5	13	$31
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00	20	2	3,485,718
S&P 500 Index (FLEX)	Call	01/31/30	$6,100.00	30	3	4,457,029

Total Exchange Traded (cost $ 7,245,830)						$7,942,778

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	26.00	—	EUR	132	$13
Currency Option EUR vs PLN	Call	CITI	07/21/25	5.00	—	EUR	132	—
Currency Option EUR vs TRY	Call	JPM	07/14/25	80.00	—	EUR	131	30
Currency Option EUR vs TRY	Call	JPM	07/24/25	90.00	—	EUR	133	88
Currency Option USD vs BRL	Call	MSI	07/02/25	6.70	—		170	—
Currency Option USD vs BRL	Call	MSI	07/24/25	6.50	—		92	6
Currency Option USD vs CLP	Call	MSI	07/07/25	1,100.00	—		171	—
Currency Option USD vs CNH	Call	DB	09/24/25	7.95	—		1,834	98
Currency Option USD vs COP	Call	MSI	07/10/25	5,000.00	—		151	—
Currency Option USD vs JPY	Call	CITI	07/14/25	155.00	—		152	1
Currency Option USD vs KRW	Call	MSI	07/10/25	1,550.00	—		152	—
Currency Option USD vs KRW	Call	JPM	09/25/25	1,750.00	—		430	6
Currency Option USD vs MXN	Call	CITI	07/08/25	22.00	—		171	1
Currency Option USD vs TRY	Call	JPM	07/03/25	70.00	—		85	—
Currency Option USD vs TRY	Call	CITI	07/18/25	99.00	—		76	45

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TWD	Call	CITI	07/29/25	32.00	—		307	$7
Currency Option USD vs ZAR	Call	CITI	07/03/25	21.00	—		85	—
Currency Option EUR vs USD	Put	MSI	07/03/25	1.00	—	EUR	150	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.05	—	EUR	75	—
Currency Option EUR vs USD	Put	MSI	07/17/25	1.05	—	EUR	177	—
Currency Option USD vs BRL	Put	MSI	07/07/25	4.90	—		511	—
Currency Option USD vs BRL	Put	MSI	07/10/25	5.00	—		76	—
Currency Option USD vs CNH	Put	DB	09/24/25	7.00	—		1,834	5,929
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		1,199	158
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		331	44
Currency Option USD vs KRW	Put	JPM	09/25/25	1,331.00	—		430	6,446
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		154	13
Currency Option USD vs TWD	Put	MSI	08/27/25	21.00	—		154	13
Currency Option USD vs ZAR	Put	CITI	07/29/25	16.00	—		92	2

Total OTC Traded (cost $13,140)								$12,900

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.450%	300	$—
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/4.450%	300	2,838
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.60%	CDX.NA.IG.44. V1(Q)	1.00%(Q)	3,500	3,844
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.63%	CDX.NA.IG.44. V1(Q)	1.00%(Q)	2,990	2,773

Total OTC Swaptions (cost $12,289)								$9,455

Total Options Purchased (cost $7,271,259)								$7,965,133

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25	3	8	$(1,875)
3 Month SOFR	Put	12/12/25	$96.25	3	8	(1,275)

Total Exchange Traded (premiums received $5,417)						$(3,150)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs MXN	Call	MSI	07/30/25	22.35	—	EUR	132	$(1,306)
Currency Option EUR vs PLN	Call	CITI	07/21/25	4.28	—	EUR	132	(432)
Currency Option EUR vs TRY	Call	JPM	07/14/25	48.00	—	EUR	131	(1,291)
Currency Option EUR vs TRY	Call	JPM	07/24/25	49.50	—	EUR	133	(1,536)
Currency Option USD vs BRL	Call	MSI	07/02/25	5.70	—		170	—
Currency Option USD vs BRL	Call	MSI	07/24/25	5.65	—		92	(299)
Currency Option USD vs CLP	Call	MSI	07/07/25	940.00	—		171	(558)

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs CNH	Call	DB	09/24/25	7.25	—		1,834	$(4,223)
Currency Option USD vs COP	Call	MSI	07/10/25	4,300.00	—		151	(75)
Currency Option USD vs JPY	Call	CITI	07/14/25	145.00	—		152	(678)
Currency Option USD vs KRW	Call	MSI	07/10/25	1,390.00	—		152	(92)
Currency Option USD vs KRW	Call	JPM	09/25/25	1,385.00	—		430	(4,135)
Currency Option USD vs MXN	Call	CITI	07/08/25	19.40	—		171	(92)
Currency Option USD vs TRY	Call	JPM	07/03/25	41.00	—		85	(29)
Currency Option USD vs TRY	Call	CITI	07/18/25	42.00	—		76	(388)
Currency Option USD vs TWD	Call	CITI	07/29/25	29.15	—		307	(2,491)
Currency Option USD vs ZAR	Call	CITI	07/03/25	18.20	—		85	(6)
Currency Option EUR vs USD	Put	MSI	07/03/25	1.14	—	EUR	150	—
Currency Option EUR vs USD	Put	CITI	07/07/25	1.14	—	EUR	75	(3)
Currency Option EUR vs USD	Put	MSI	07/17/25	1.14	—	EUR	177	(75)
Currency Option USD vs BRL	Put	MSI	07/07/25	6.00	—		511	(53,105)
Currency Option USD vs BRL	Put	MSI	07/10/25	5.50	—		76	(1,090)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		760	(13,196)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		77	(233)
Currency Option USD vs TWD	Put	MSI	07/29/25	27.70	—		77	(233)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		77	(553)
Currency Option USD vs TWD	Put	MSI	08/27/25	27.70	—		77	(553)
Currency Option USD vs ZAR	Put	CITI	07/29/25	17.70	—		92	(1,075)

Total OTC Traded (premiums received $63,890)								$(87,747)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.450%	3.21%(A)	600	$(1,887)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.53%	CDX.NA.IG.44. V1(Q)	1.00%(Q)	3,500	(5,476)
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	09/17/25	0.55%	CDX.NA.IG.44. V1(Q)	1.00%(Q)	2,990	(6,748)
CDX.NA.HY.44.V1, 06/20/30	Put	GSI	07/16/25	$99.00	5.00%(Q)	CDX.NA.HY.44.V1(Q)	490	(179)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	07/16/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	2,470	(190)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.80%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	3,500	(1,422)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	09/17/25	0.88%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	2,990	(962)

Total OTC Swaptions (premiums received $17,640)								$(16,864)

Total Options Written (premiums received $86,947)								$(107,761)

Financial Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
137	2 Year U.S. Treasury Notes	Sep. 2025	$28,499,211	$110,370
373	5 Year U.S. Treasury Notes	Sep. 2025	40,657,000	440,896
375	10 Year U.S. Treasury Notes	Sep. 2025	42,046,875	726,901

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Financial Futures contracts outstanding at June 30, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
136	10 Year U.S. Ultra Treasury Notes	Sep. 2025	$15,540,125	$307,480
159	20 Year U.S. Treasury Bonds	Sep. 2025	18,359,531	544,577
81	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	9,649,125	409,929
1	ASX SPI 200 Index	Sep. 2025	140,466	119
10	Euro STOXX 50 Index	Sep. 2025	627,494	(1,154)
3	FTSE 100 Index	Sep. 2025	361,947	(5,044)
20	IFSC Nifty 50 Index	Jul. 2025	1,024,040	10,684
219	Mini MSCI EAFE Index	Sep. 2025	29,364,615	222,296
127	MSCI Indonesia Index	Sep. 2025	1,950,720	(47,552)
30	NASDAQ 100 E-Mini Index	Sep. 2025	13,735,950	614,309
23	Russell 2000 E-Mini Index	Sep. 2025	2,520,455	84,133
69	S&P 500 E-Mini Index	Sep. 2025	21,575,437	763,206
1	S&P/TSX 60 Index	Sep. 2025	234,992	3,061
3	Yen Denominated Nikkei 225 Index	Sep. 2025	419,725	21,770

				4,205,981

Short Positions:
3	5 Year Euro-Bobl	Sep. 2025	415,863	1,169
40	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	4,765,000	(168,440)
33	Mini MSCI Emerging Markets Index	Sep. 2025	2,035,275	(30,745)
17	S&P 500 E-Mini Index	Sep. 2025	5,315,687	(177,238)
6	TOPIX Index	Sep. 2025	1,189,750	(26,053)

				(401,307)

				$3,804,674

Commodity Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
128	Brent Crude	Sep. 2025	$8,542,720	$838,182
21	Coffee ’C’	Sep. 2025	2,363,288	(424,999)
44	Copper	Sep. 2025	5,590,750	92,065
408	Corn	Sep. 2025	8,348,700	(393,667)
34	Cotton No. 2	Dec. 2025	1,158,210	5,704
42	Gasoline RBOB	Sep. 2025	3,602,441	80,969
65	Gold 100 OZ	Aug. 2025	21,500,050	(405,756)
79	Hard Red Winter Wheat	Sep. 2025	2,080,663	(108,448)
27	Lean Hogs	Aug. 2025	1,161,000	4,169
51	Live Cattle	Aug. 2025	4,363,050	59,525
25	LME Lead	Jul. 2025	1,267,456	43,222
23	LME Lead	Sep. 2025	1,176,088	34,084
49	LME Nickel	Jul. 2025	4,427,581	(53,423)
46	LME Nickel	Sep. 2025	4,194,049	(84,706)
108	LME PRI Aluminum	Jul. 2025	7,014,060	396,015
98	LME PRI Aluminum	Sep. 2025	6,370,147	281,258
85	LME Zinc	Jul. 2025	5,842,114	105,670
63	LME Zinc	Sep. 2025	4,335,471	99,974
50	Low Sulphur Gas Oil	Sep. 2025	3,265,000	218,947
283	Natural Gas	Sep. 2025	9,876,700	(734,147)
41	NY Harbor ULSD	Sep. 2025	3,877,600	302,820
39	Silver	Sep. 2025	7,053,540	102,152
141	Soft Red Winter Wheat	Sep. 2025	3,794,663	(138,878)
148	Soybean	Nov. 2025	7,599,800	7,759

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Commodity Futures contracts outstanding at June 30, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
137	Soybean Meal	Dec. 2025	$3,963,410	$(269,428)
74	Soybean Oil	Dec. 2025	2,342,100	232,698
63	Sugar No. 11	Oct. 2025	1,143,072	(51,442)
144	WTI Crude	Sep. 2025	9,194,400	348,310

				588,629

Short Positions:
25	LME Lead	Jul. 2025	1,267,456	(41,052)
49	LME Nickel	Jul. 2025	4,427,581	77,562
108	LME PRI Aluminum	Jul. 2025	7,014,060	(487,164)
85	LME Zinc	Jul. 2025	5,842,114	(205,182)

				(655,836)

				$(67,207)

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/16/25	MSI	AUD	431	$278,595	$283,744	$5,149	$—
Expiring 07/16/25	MSI	AUD	113	73,062	74,458	1,396	—
Expiring 09/17/25	BNP	AUD	228	149,456	150,380	924	—
Expiring 09/17/25	BNP	AUD	140	91,680	92,046	366	—
Expiring 09/17/25	GSI	AUD	15	9,451	9,580	129	—
Expiring 09/17/25	JPM	AUD	69	45,063	45,342	279	—
Expiring 09/17/25	UAG	AUD	44	28,644	28,820	176	—
Brazilian Real,
Expiring 07/02/25	GSI	BRL	7,257	1,273,746	1,334,975	61,229	—
Expiring 08/04/25	GSI	BRL	5,769	1,040,542	1,052,536	11,994	—
British Pound,
Expiring 09/17/25	BARC	GBP	38	52,642	52,755	113	—
Expiring 09/17/25	BNP	GBP	28	37,996	38,356	360	—
Expiring 09/17/25	CITI	GBP	4	5,395	5,446	51	—
Expiring 09/17/25	GSI	GBP	7	9,583	9,674	91	—
Expiring 09/17/25	JPM	GBP	13	17,008	17,169	161	—
Expiring 09/17/25	RBD	GBP	188	255,816	257,749	1,933	—
Expiring 09/17/25	WBC	GBP	487	659,285	669,367	10,082	—
Expiring 09/17/25	WBC	GBP	170	230,279	233,880	3,601	—
Canadian Dollar,
Expiring 07/16/25	MSI	CAD	21	15,646	15,729	83	—
Expiring 09/17/25	BARC	CAD	29	21,336	21,234	—	(102)
Expiring 09/17/25	BNP	CAD	43	32,220	32,066	—	(154)
Expiring 09/17/25	GSI	CAD	234	173,456	172,623	—	(833)
Expiring 09/17/25	GSI	CAD	105	77,044	77,198	154	—
Expiring 09/17/25	GSI	CAD	22	15,744	15,889	145	—
Expiring 09/17/25	UAG	CAD	25	18,372	18,284	—	(88)
Chilean Peso,
Expiring 09/17/25	DB	CLP	85,468	92,000	91,725	—	(275)
China Yuan,
Expiring 09/17/25	UAG	CNY	28	3,884	3,904	20	—
Chinese Renminbi,
Expiring 08/20/25	MSI	CNH	1,362	190,626	191,043	417	—
Expiring 09/17/25	HSBC	CNH	1,724	241,621	242,398	777	—

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 07/22/25	HSBC	CZK	2,092	$96,312	$99,719	$3,407	$—
Expiring 09/17/25	CITI	CZK	3,172	145,477	151,479	6,002	—
Danish Krone,
Expiring 09/17/25	MSI	DKK	2,284	351,250	362,750	11,500	—
Expiring 09/17/25	UAG	DKK	140	21,934	22,224	290	—
Euro,
Expiring 07/22/25	BOA	EUR	74	85,000	87,755	2,755	—
Expiring 07/22/25	CITI	EUR	152	171,931	179,324	7,393	—
Expiring 07/22/25	CITI	EUR	148	170,000	174,059	4,059	—
Expiring 07/22/25	CITI	EUR	75	85,691	88,482	2,791	—
Expiring 07/22/25	DB	EUR	153	174,000	179,938	5,938	—
Expiring 07/22/25	DB	EUR	66	76,000	77,867	1,867	—
Expiring 07/22/25	HSBC	EUR	266	303,688	313,565	9,877	—
Expiring 07/22/25	JPM	EUR	2,000	2,288,753	2,359,517	70,764	—
Expiring 07/22/25	MSI	EUR	850	966,065	1,003,220	37,155	—
Expiring 07/22/25	MSI	EUR	152	172,438	179,323	6,885	—
Expiring 09/17/25	BARC	EUR	446	520,822	527,552	6,730	—
Expiring 09/17/25	BARC	EUR	111	129,064	131,041	1,977	—
Expiring 09/17/25	BNP	EUR	272	315,667	322,322	6,655	—
Expiring 09/17/25	BNP	EUR	162	190,682	191,303	621	—
Expiring 09/17/25	JPM	EUR	1,334	1,555,783	1,579,538	23,755	—
Expiring 09/17/25	MSI	EUR	1,058	1,226,116	1,252,181	26,065	—
Expiring 09/17/25	MSI	EUR	369	422,064	436,458	14,394	—
Expiring 09/17/25	MSI	EUR	308	357,579	365,175	7,596	—
Expiring 09/17/25	MSI	EUR	240	277,441	284,419	6,978	—
Expiring 09/17/25	MSI	EUR	235	271,803	277,907	6,104	—
Expiring 09/17/25	MSI	EUR	167	192,777	197,626	4,849	—
Expiring 09/17/25	MSI	EUR	128	148,924	151,327	2,403	—
Expiring 09/17/25	MSI	EUR	18	21,158	21,669	511	—
Expiring 09/17/25	SCB	EUR	43	49,890	50,653	763	—
Expiring 09/17/25	UAG	EUR	450	524,471	532,519	8,048	—
Expiring 01/06/26	BOA	EUR	726	764,039	865,649	101,610	—
Expiring 01/06/26	GSI	EUR	348	384,749	414,552	29,803	—
Expiring 04/28/26	GSI	EUR	979	1,139,543	1,174,328	34,785	—
Hong Kong Dollar,
Expiring 08/20/25	GSI	HKD	6,913	892,639	884,912	—	(7,727)
Expiring 08/20/25	GSI	HKD	1,131	145,635	144,785	—	(850)
Expiring 09/17/25	JPM	HKD	152	19,452	19,460	8	—
Indian Rupee,
Expiring 08/29/25	HSBC	INR	32,714	380,000	380,619	619	—
Expiring 09/17/25	UAG	INR	99,616	1,159,860	1,158,042	—	(1,818)
Expiring 09/17/25	UAG	INR	80,255	934,852	932,974	—	(1,878)
Expiring 09/17/25	UAG	INR	4,251	49,447	49,418	—	(29)
Indonesian Rupiah,
Expiring 09/17/25	CITI	IDR	496,485	30,000	30,657	657	—
Expiring 09/17/25	HSBC	IDR	19,278,721	1,180,535	1,190,407	9,872	—
Expiring 09/17/25	HSBC	IDR	5,284,602	324,000	326,309	2,309	—
Expiring 09/17/25	UAG	IDR	47,303	2,898	2,921	23	—
Israeli Shekel,
Expiring 07/16/25	MSI	ILS	1,798	487,966	533,927	45,961	—
Expiring 09/17/25	JPM	ILS	120	35,237	35,649	412	—
Japanese Yen,
Expiring 07/22/25	BARC	JPY	44,302	313,716	308,441	—	(5,275)
Expiring 07/22/25	BOA	JPY	17,641	122,000	122,824	824	—
Expiring 08/20/25	CITI	JPY	10,671	72,856	74,528	1,672	—

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 08/20/25	MSI	JPY	221,234	$1,538,956	$1,545,216	$6,260	$—
Expiring 08/20/25	MSI	JPY	48,604	336,353	339,475	3,122	—
Expiring 08/20/25	MSI	JPY	34,580	243,710	241,524	—	(2,186)
Expiring 08/20/25	MSI	JPY	4,946	34,191	34,548	357	—
Expiring 09/17/25	CITI	JPY	48,608	340,923	340,538	—	(385)
Expiring 09/17/25	UAG	JPY	89,262	626,056	625,355	—	(701)
Expiring 09/17/25	UAG	JPY	24,028	166,594	168,338	1,744	—
Expiring 01/06/26	CITI	JPY	111,885	762,705	793,115	30,410	—
Expiring 01/06/26	UAG	JPY	56,765	394,383	402,389	8,006	—
Expiring 04/28/26	GSI	JPY	156,809	1,142,267	1,122,231	—	(20,036)
Mexican Peso,
Expiring 09/17/25	BARC	MXN	56	2,950	2,973	23	—
Expiring 09/17/25	HSBC	MXN	7,421	381,940	392,220	10,280	—
New Taiwanese Dollar,
Expiring 09/17/25	DB	TWD	4,308	146,701	150,799	4,098	—
Expiring 09/17/25	MSI	TWD	9,733	337,000	340,716	3,716	—
New Zealand Dollar,
Expiring 07/16/25	MSI	NZD	192	110,668	117,217	6,549	—
Expiring 09/17/25	BARC	NZD	2	1,252	1,268	16	—
Expiring 09/17/25	BNP	NZD	5	2,885	2,894	9	—
Expiring 09/17/25	GSI	NZD	2	1,337	1,341	4	—
Expiring 09/17/25	JPM	NZD	2	1,357	1,361	4	—
Expiring 09/17/25	UAG	NZD	11	6,819	6,840	21	—
Norwegian Krone,
Expiring 09/17/25	MSI	NOK	107	10,528	10,601	73	—
Expiring 09/17/25	UAG	NOK	146	14,371	14,478	107	—
Peruvian Nuevo Sol,
Expiring 09/17/25	CITI	PEN	461	127,800	129,788	1,988	—
Expiring 09/17/25	CITI	PEN	335	93,598	94,398	800	—
Expiring 09/17/25	CITI	PEN	177	49,203	49,986	783	—
Expiring 09/17/25	CITI	PEN	167	46,620	47,010	390	—
Expiring 09/17/25	CITI	PEN	151	42,420	42,668	248	—
Expiring 09/17/25	MSI	PEN	801	219,640	225,661	6,021	—
Philippine Peso,
Expiring 09/17/25	BOA	PHP	9,168	160,020	162,514	2,494	—
Expiring 09/17/25	BOA	PHP	7,302	127,000	129,445	2,445	—
Expiring 09/17/25	HSBC	PHP	33,514	598,898	594,101	—	(4,797)
Expiring 09/17/25	HSBC	PHP	12,749	220,980	225,996	5,016	—
Singapore Dollar,
Expiring 08/20/25	CITI	SGD	974	749,885	768,541	18,656	—
Expiring 08/20/25	MSI	SGD	85	65,398	67,025	1,627	—
Expiring 09/17/25	BARC	SGD	99	77,603	78,175	572	—
Expiring 09/17/25	HSBC	SGD	155	120,608	122,222	1,614	—
South African Rand,
Expiring 09/17/25	BARC	ZAR	6,433	360,836	361,297	461	—
South Korean Won,
Expiring 08/20/25	MSI	KRW	448,575	326,272	332,581	6,309	—
Expiring 09/17/25	CITI	KRW	688,658	507,000	511,449	4,449	—
Expiring 09/17/25	DB	KRW	196,157	145,076	145,681	605	—
Swedish Krona,
Expiring 09/17/25	CITI	SEK	11,429	1,198,190	1,214,255	16,065	—
Expiring 09/17/25	JPM	SEK	360	38,073	38,282	209	—
Expiring 09/17/25	MSI	SEK	906	94,945	96,215	1,270	—
Swiss Franc,
Expiring 09/17/25	BARC	CHF	28	34,621	35,130	509	—

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 09/17/25	CITI	CHF	158	$195,039	$201,482	$6,443	$—
Expiring 09/17/25	GSI	CHF	2,846	3,507,289	3,622,603	115,314	—
Expiring 09/17/25	MSI	CHF	374	461,103	475,767	14,664	—
Expiring 09/17/25	MSI	CHF	302	372,957	383,745	10,788	—
Expiring 09/17/25	MSI	CHF	208	256,655	264,230	7,575	—
Expiring 09/17/25	MSI	CHF	20	24,597	25,456	859	—
Expiring 09/17/25	MSI	CHF	8	10,379	10,692	313	—
Expiring 09/17/25	UAG	CHF	28	36,062	36,162	100	—
Thai Baht,
Expiring 09/17/25	HSBC	THB	3,924	120,669	121,437	768	—
Expiring 09/17/25	UAG	THB	2,810	86,000	86,939	939	—
Expiring 01/06/26	GSI	THB	194,149	5,915,916	6,061,002	145,086	—
Expiring 04/28/26	GSI	THB	94,460	2,976,544	2,970,442	—	(6,102)
Expiring 04/28/26	GSI	THB	91,511	2,862,301	2,877,706	15,405	—
Turkish Lira,
Expiring 07/09/25	HSBC	TRY	22,596	554,544	563,202	8,658	—
Expiring 07/23/25	HSBC	TRY	3,114	76,000	76,682	682	—
Expiring 07/23/25	UAG	TRY	5,609	137,000	138,132	1,132	—
Expiring 07/30/25	BARC	TRY	4,502	109,296	110,104	808	—
Expiring 04/06/26	BARC	TRY	30,901	532,506	616,570	84,064	—
Expiring 04/06/26	GSI	TRY	32,986	592,738	658,163	65,425	—
Expiring 04/06/26	GSI	TRY	30,571	531,205	609,976	78,771	—
Expiring 04/06/26	GSI	TRY	28,432	522,162	567,295	45,133	—
Expiring 04/06/26	GSI	TRY	3,100	54,669	61,849	7,180	—
Expiring 01/25/27	GSI	TRY	95,316	1,575,997	1,524,713	—	(51,284)

				$58,412,656	$59,681,890	1,373,754	(104,520)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/16/25	MSI	AUD	413	$268,327	$271,697	$—	$(3,370)
Expiring 07/16/25	WBC	AUD	250	158,991	164,256	—	(5,265)
Expiring 07/16/25	WBC	AUD	196	123,884	129,232	—	(5,348)
Expiring 09/17/25	GSI	AUD	190	124,609	125,252	—	(643)
Brazilian Real,
Expiring 07/02/25	DB	BRL	543	96,345	99,982	—	(3,637)
Expiring 07/02/25	GSI	BRL	5,769	1,048,448	1,061,216	—	(12,768)
Expiring 07/02/25	HSBC	BRL	945	170,000	173,778	—	(3,778)
Expiring 09/17/25	GSI	BRL	443	78,133	79,875	—	(1,742)
British Pound,
Expiring 07/22/25	DB	GBP	1,270	1,680,857	1,744,026	—	(63,169)
Expiring 09/17/25	GSI	GBP	1,625	2,194,283	2,231,818	—	(37,535)
Expiring 09/17/25	GSI	GBP	296	398,801	405,823	—	(7,022)
Expiring 09/17/25	MSI	GBP	476	638,775	653,162	—	(14,387)
Expiring 09/17/25	MSI	GBP	251	338,509	345,258	—	(6,749)
Expiring 09/17/25	MSI	GBP	98	131,897	134,588	—	(2,691)
Expiring 09/17/25	MSI	GBP	98	132,242	134,725	—	(2,483)
Expiring 09/17/25	MSI	GBP	47	62,799	64,135	—	(1,336)
Expiring 09/17/25	MSI	GBP	20	27,295	27,741	—	(446)
Expiring 09/17/25	MSI	GBP	10	13,072	13,322	—	(250)
Expiring 09/17/25	MSI	GBP	8	11,166	11,399	—	(233)
Expiring 09/17/25	WBC	GBP	144	194,365	197,212	—	(2,847)

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 07/16/25	CITI	CAD	1,092	$767,117	$802,747	$—	$(35,630)
Expiring 07/16/25	GSI	CAD	17	12,010	12,568	—	(558)
Chinese Renminbi,
Expiring 09/17/25	HSBC	CNH	14,989	2,102,267	2,107,138	—	(4,871)
Colombian Peso,
Expiring 09/17/25	BNP	COP	9,162	2,160	2,218	—	(58)
Czech Koruna,
Expiring 07/22/25	CITI	CZK	11,508	523,919	548,626	—	(24,707)
Expiring 07/22/25	MSI	CZK	3,994	178,000	190,389	—	(12,389)
Danish Krone,
Expiring 09/17/25	BARC	DKK	45	7,044	7,150	—	(106)
Expiring 09/17/25	BNP	DKK	8	1,295	1,314	—	(19)
Expiring 09/17/25	GSI	DKK	42	6,631	6,731	—	(100)
Expiring 09/17/25	JPM	DKK	143	22,452	22,788	—	(336)
Euro,
Expiring 07/22/25	GSI	EUR	129	145,000	152,291	—	(7,291)
Expiring 07/22/25	HSBC	EUR	5,630	6,195,289	6,642,504	—	(447,215)
Expiring 07/22/25	HSBC	EUR	115	131,000	135,323	—	(4,323)
Expiring 07/22/25	JPM	EUR	271	306,000	320,179	—	(14,179)
Expiring 07/22/25	MSI	EUR	689	773,616	812,854	—	(39,238)
Expiring 07/22/25	SSB	EUR	6,091	6,975,285	7,186,293	—	(211,008)
Expiring 07/22/25	TD	EUR	6,001	6,858,000	7,079,497	—	(221,497)
Expiring 09/17/25	CITI	EUR	1,063	1,219,505	1,259,048	—	(39,543)
Expiring 09/17/25	GSI	EUR	139	159,641	164,826	—	(5,185)
Expiring 09/17/25	GSI	EUR	125	148,007	148,012	—	(5)
Expiring 09/17/25	MSI	EUR	478	552,249	565,760	—	(13,511)
Expiring 09/17/25	MSI	EUR	347	400,610	410,644	—	(10,034)
Expiring 09/17/25	MSI	EUR	315	362,655	373,345	—	(10,690)
Expiring 09/17/25	MSI	EUR	278	321,202	329,060	—	(7,858)
Expiring 09/17/25	MSI	EUR	236	272,241	279,328	—	(7,087)
Expiring 09/17/25	MSI	EUR	233	269,190	275,776	—	(6,586)
Expiring 09/17/25	MSI	EUR	228	262,799	269,500	—	(6,701)
Expiring 09/17/25	MSI	EUR	205	235,273	242,740	—	(7,467)
Expiring 09/17/25	MSI	EUR	185	214,930	219,532	—	(4,602)
Expiring 09/17/25	MSI	EUR	119	137,249	140,315	—	(3,066)
Expiring 09/17/25	MSI	EUR	116	133,770	136,763	—	(2,993)
Expiring 09/17/25	WBC	EUR	916	1,049,198	1,084,749	—	(35,551)
Expiring 01/06/26	GSI	EUR	1,051	1,216,203	1,253,165	—	(36,962)
Expiring 01/06/26	GSI	EUR	23	24,902	27,035	—	(2,133)
Expiring 04/28/26	GSI	EUR	490	567,891	587,462	—	(19,571)
Expiring 04/28/26	GSI	EUR	489	565,389	586,866	—	(21,477)
Hong Kong Dollar,
Expiring 09/17/25	BARC	HKD	72	9,207	9,200	7	—
Expiring 09/17/25	UAG	HKD	264	33,930	33,912	18	—
Hungarian Forint,
Expiring 09/17/25	UAG	HUF	477	1,372	1,400	—	(28)
Indian Rupee,
Expiring 09/17/25	DB	INR	12,557	145,829	145,980	—	(151)
Expiring 09/17/25	JPM	INR	34,492	396,000	400,970	—	(4,970)
Indonesian Rupiah,
Expiring 09/17/25	DB	IDR	2,352,028	143,635	145,231	—	(1,596)
Israeli Shekel,
Expiring 09/17/25	GSI	ILS	16	4,479	4,637	—	(158)
Expiring 09/17/25	JPM	ILS	99	28,350	29,344	—	(994)

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 07/22/25	DB	JPY	15,284	$108,000	$106,409	$1,591	$—
Expiring 08/20/25	MSI	JPY	36,916	256,793	257,838	—	(1,045)
Expiring 08/20/25	WBC	JPY	39,844	281,083	278,288	2,795	—
Expiring 08/20/25	WBC	JPY	31,534	218,226	220,249	—	(2,023)
Expiring 01/06/26	GSI	JPY	168,651	1,216,958	1,195,503	21,455	—
Expiring 04/28/26	GSI	JPY	78,625	563,463	562,696	767	—
Expiring 04/28/26	GSI	JPY	78,183	567,595	559,534	8,061	—
Malaysian Ringgit,
Expiring 09/17/25	GSI	MYR	35	8,274	8,280	—	(6)
Mexican Peso,
Expiring 09/17/25	BOA	MXN	2,258	116,200	119,317	—	(3,117)
Expiring 09/17/25	DB	MXN	2,255	116,200	119,186	—	(2,986)
Expiring 09/17/25	DB	MXN	1,914	99,600	101,139	—	(1,539)
Expiring 09/17/25	MSI	MXN	1,610	84,000	85,095	—	(1,095)
New Taiwanese Dollar,
Expiring 09/17/25	BNP	TWD	1,101	37,396	38,543	—	(1,147)
Expiring 09/17/25	CA	TWD	36,261	1,233,468	1,269,327	—	(35,859)
Norwegian Krone,
Expiring 09/17/25	BARC	NOK	23	2,287	2,249	38	—
Expiring 09/17/25	CITI	NOK	66	6,489	6,531	—	(42)
Expiring 09/17/25	MSI	NOK	689	67,926	68,361	—	(435)
Philippine Peso,
Expiring 09/17/25	DB	PHP	4,020	71,740	71,254	486	—
Polish Zloty,
Expiring 09/17/25	BOA	PLN	34	9,198	9,406	—	(208)
Singapore Dollar,
Expiring 09/17/25	BARC	SGD	81	63,954	64,287	—	(333)
Expiring 09/17/25	BOA	SGD	1,191	933,508	942,361	—	(8,853)
Expiring 09/17/25	GSI	SGD	696	544,710	550,453	—	(5,743)
Expiring 09/17/25	JPM	SGD	3	2,749	2,763	—	(14)
Expiring 09/17/25	MSI	SGD	345	268,290	272,978	—	(4,688)
South African Rand,
Expiring 09/17/25	BNP	ZAR	3	189	190	—	(1)
Expiring 09/17/25	GSI	ZAR	1,902	105,000	106,796	—	(1,796)
Expiring 09/17/25	JPM	ZAR	69	3,846	3,864	—	(18)
Expiring 09/17/25	UAG	ZAR	34	1,905	1,914	—	(9)
South Korean Won,
Expiring 08/20/25	GSI	KRW	244,262	173,444	181,099	—	(7,655)
Expiring 08/20/25	GSI	KRW	204,942	151,809	151,948	—	(139)
Expiring 09/17/25	BARC	KRW	296,297	217,619	220,052	—	(2,433)
Expiring 09/17/25	MSI	KRW	1,700,565	1,264,558	1,262,968	1,590	—
Swedish Krona,
Expiring 09/17/25	BNP	SEK	5	526	525	1	—
Expiring 09/17/25	JPM	SEK	247	26,313	26,276	37	—
Swiss Franc,
Expiring 09/17/25	JPM	CHF	23	28,394	28,966	—	(572)
Expiring 09/17/25	UAG	CHF	8	9,857	10,056	—	(199)
Expiring 09/17/25	WBC	CHF	235	291,820	299,614	—	(7,794)
Thai Baht,
Expiring 09/17/25	GSI	THB	1,327	40,999	41,055	—	(56)
Expiring 09/17/25	HSBC	THB	34,649	1,072,203	1,072,195	8	—
Expiring 09/17/25	UAG	THB	2,708	84,133	83,811	322	—
Expiring 01/06/26	GSI	THB	65,180	1,917,070	2,034,826	—	(117,756)
Expiring 01/06/26	GSI	THB	64,831	1,911,303	2,023,931	—	(112,628)
Expiring 01/06/26	GSI	THB	61,402	1,839,260	1,916,866	—	(77,606)

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 01/06/26	GSI	THB	2,735	$81,760	$85,378	$—	$(3,618)
Expiring 04/28/26	GSI	THB	185,972	5,693,649	5,848,148	—	(154,499)
Turkish Lira,
Expiring 07/09/25	HSBC	TRY	3,920	96,962	97,701	—	(739)
Expiring 09/17/25	UAG	TRY	22	502	508	—	(6)
Expiring 04/06/26	BARC	TRY	29,070	554,918	580,029	—	(25,111)
Expiring 04/06/26	BARC	TRY	4,952	96,158	98,809	—	(2,651)
Expiring 04/06/26	BARC	TRY	3,948	73,908	78,770	—	(4,862)
Expiring 04/06/26	BARC	TRY	3,211	59,574	64,064	—	(4,490)
Expiring 04/06/26	GSI	TRY	80,507	1,607,564	1,606,343	1,221	—
Expiring 04/06/26	GSI	TRY	4,302	78,591	85,839	—	(7,248)
Expiring 01/25/27	GSI	TRY	48,191	808,166	770,879	37,287	—
Expiring 01/25/27	GSI	TRY	47,125	776,110	753,834	22,276	—

				$67,721,806	$69,673,008	97,960	(2,049,162)

						$1,471,714	$(2,153,682)

Cross currency exchange contracts outstanding at June 30, 2025:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/22/25	Buy	EUR	55	JPY	8,849	$3,482	$—	MSI
07/22/25	Buy	EUR	175	PLN	748	—	(1,017)	CITI
07/22/25	Buy	JPY	8,894	EUR	55	—	(3,167)	CITI
07/22/25	Buy	JPY	17,805	EUR	110	—	(6,215)	MSI
07/22/25	Buy	PLN	752	EUR	174	3,311	—	BNP

						$6,793	$(10,399)

Credit default swap agreements outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	8,890	$(183,674)	$(199,608)	$(15,934)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	180	3.183%	$(5,379)	$(13,815)	$(8,436)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
1,285	04/15/35	2.353%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$12,268	$12,268
1,285	04/16/35	2.335%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	14,253	14,253
743	06/06/35	2.499%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(762)	(762)

				$—	$25,759	$25,759

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
BRL	4,641	01/03/28	13.494%(T)	1 Day BROIS(2)(T)/0.055%	$—	$3,833	$3,833
BRL	6,395	01/03/28	13.547%(T)	1 Day BROIS(2)(T)/0.055%	—	7,742	7,742
BRL	10,614	01/03/28	13.560%(T)	1 Day BROIS(2)(T)/0.055%	—	12,888	12,888
BRL	10,312	01/03/28	14.990%(T)	1 Day BROIS(2)(T)/0.055%	7,922	84,040	76,118
GBP	1,190	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/4.217%	(16,485)	46,290	62,775
JPY	16,936	11/12/54	1.742%(A)	1 Day TONAR(1)(A)/0.477%	—	10,475	10,475
JPY	8,630	01/08/55	1.886%(A)	1 Day TONAR(1)(A)/0.477%	—	3,539	3,539
JPY	2,662	01/30/55	1.825%(A)	1 Day TONAR(1)(A)/0.477%	—	1,378	1,378
JPY	2,658	01/30/55	1.828%(A)	1 Day TONAR(1)(A)/0.477%	—	1,361	1,361
JPY	5,328	01/31/55	1.805%(A)	1 Day TONAR(1)(A)/0.477%	—	2,931	2,931
JPY	9,079	03/12/55	2.023%(A)	1 Day TONAR(1)(A)/0.477%	—	1,965	1,965
JPY	10,427	06/06/55	2.208%(A)	1 Day TONAR(1)(A)/0.477%	—	(467)	(467)
THB	174,000	03/12/30	1.750%(Q)	1 Day THOR(2)(Q)/1.739%	—	118,169	118,169
	6,940	08/19/25	4.395%(A)	1 Day SOFR(2)(A)/4.450%	95	(15,575)	(15,670)
	7,760	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/4.450%	—	(17,353)	(17,353)
	6,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/4.450%	25,344	43,145	17,801
	12,410	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/4.450%	—	(81,873)	(81,873)
	1,715	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/4.450%	317	(21,662)	(21,979)
	6,315	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/4.450%	1,466	111,608	110,142
	3,930	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/4.450%	(4,179)	(120,931)	(116,752)
	52	02/13/30	4.047%(A)	1 Day SOFR(1)(A)/4.450%	—	(1,330)	(1,330)
	2,127	04/04/30	3.526%(A)	1 Day SOFR(1)(A)/4.450%	—	(5,422)	(5,422)
	4,105	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/4.450%	—	8,382	8,382
	1,060	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/4.450%	(7,483)	(29,423)	(21,940)

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,047	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/4.450%	$—	$3,390	$3,390
485	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/4.450%	221,386	217,748	(3,638)
1,700	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/4.450%	24,862	39,282	14,420
935	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/4.450%	7,262	35,852	28,590
3,130	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/4.450%	—	59,887	59,887

				$260,507	$519,869	$259,362

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Barclays Japan REITs Index(Q)	1 Day TONAR +20bps(Q)/0.677%	BARC	11/07/25	JPY 53,606	$14,988	$—	$14,988
Barclays Japan REITs Index(Q)	1 Day TONAR +20bps(Q)/0.677%	BARC	11/07/25	JPY 53,799	15,055	—	15,055
Barclays Japan REITs Index(Q)	1 Day TONAR +20bps(Q)/0.677%	BARC	11/07/25	JPY 56,644	10,142	—	10,142
Barclays Japan REITs Index(Q)	1 Day TONAR +20bps(Q)/0.677%	BARC	11/07/25	JPY 80,332	22,460	—	22,460
Barclays Japan REITs Index(Q)	1 Day TONAR +2bps(Q)/ 0.497%	BARC	11/07/25	JPY 173,946	49,028	—	49,028
Barclays Japan REITs Index(Q)	1 Day TONAR +5bps(Q)/ 0.527%	BARC	11/07/25	JPY 101,012	28,386	—	28,386
Barclays US Cyclicals Index(Q)	1 Day SOFR +60bps(Q)/5.050%	BARC	05/19/26	(1,773)	(26,225)	—	(26,225)
Barclays US Cyclicals Index(Q)	1 Day SOFR +60bps(Q)/5.050%	BARC	05/19/26	(1,238)	(1,191)	—	(1,191)
Barclays US Cyclicals Index(Q)	1 Day SOFR +60bps(Q)/5.050%	BARC	05/19/26	(346)	(5,284)	—	(5,284)
Barclays US Defensives Index(Q)	1 Day SOFR +60bps(Q)/5.050%	BARC	05/19/26	335	(883)	—	(883)
Barclays US Defensives Index(Q)	1 Day SOFR +60bps(Q)/5.050%	BARC	05/19/26	1,238	(6,847)	—	(6,847)
Barclays US Defensives Index(Q)	1 Day SOFR +60bps(Q)/5.050%	BARC	05/19/26	1,775	(5,474)	—	(5,474)
Bloomberg Commodity Total Return Index(Q)	U.S. Treasury Bill -3 Month Auction Avg Discount +8bps(Q)/ 4.315%	ML	03/31/26	48,839	(5,800)	—	(5,800)

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Total return swap agreements outstanding at June 30, 2025 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BNP EM Value + Quality Index(Q)	1 Day SOFR +65bps(Q)/ 5.100%	BNP	05/20/26	536	$23,364	$—	$23,364
BNP EM Value + Quality Index(Q)	1 Day SOFR +65bps(Q)/ 5.100%	BNP	05/20/26	2,063	169,455	—	169,455
BNP EMU Anti-Value + Quality Index(Q)	1 Day EuroSTR +2bps(Q)/ 1.941%	BNP	09/16/25	EUR (1,205)	(19,304)	—	(19,304)
BNP EMU Anti-Value Index(Q)	1 Day EuroSTR +2bps(Q)/ 1.941%	BNP	09/16/25	EUR (1,368)	(14,751)	—	(14,751)
BNP EMU Domestics Index(Q)	1 Day EuroSTR +5bps(Q)/ 1.971%	BNP	12/11/25	EUR 553	(6,556)	—	(6,556)
BNP EMU Domestics Index(Q)	1 Day EuroSTR +5bps(Q)/ 1.971%	BNP	12/11/25	EUR 740	(8,770)	—	(8,770)
BNP EMU Domestics Index(Q)	1 Day EuroSTR +5bps(Q)/ 1.971%	BNP	12/11/25	EUR 793	(9,399)	—	(9,399)
BNP EMU Domestics Index(Q)	1 Day EuroSTR +5bps(Q)/ 1.971%	BNP	12/11/25	EUR 903	(10,713)	—	(10,713)
BNP EMU Value + Quality Index(Q)	1 Day EuroSTR +37bps(Q)/ 2.291%	BNP	09/16/25	EUR 1,206	(867)	—	(867)
BNP EMU Value Index(Q)	1 Day EuroSTR +37bps(Q)/ 2.291%	BNP	09/16/25	EUR 1,365	3,511	—	3,511
BNP Japanese Domestics Index(Q)	1 Day TONAR(Q)/ 0.477%	BNP	04/16/26	JPY 27,570	5,450	—	5,450
BNP Japanese Domestics Index(Q)	1 Day TONAR(Q)/ 0.477%	BNP	04/16/26	JPY 122,578	70,192	—	70,192
BNP US Domestics Index(Q)	1 Day SOFR +53bps(Q)/ 4.980%	BNP	12/11/25	(1,047)	(11,532)	—	(11,532)
BNP US Domestics Index(Q)	1 Day SOFR +53bps(Q)/ 4.980%	BNP	12/11/25	(708)	(7,794)	—	(7,794)
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.300%	BNP	12/11/25	(960)	(10,418)	—	(10,418)
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.300%	BNP	12/11/25	(420)	(4,555)	—	(4,555)
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.300%	BNP	12/11/25	(213)	(2,306)	—	(2,306)
BNP US Domestics Index(Q)	1 Day SOFR +85bps(Q)/ 5.300%	BNP	12/11/25	(52)	(559)	—	(559)
JPM EM Anti-Value + Quality + Korea Index(Q)	1 Day SOFR +200bps(Q)/ 6.450%	JPM	05/22/26	(2,742)	(221,346)	—	(221,346)

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Total return swap agreements outstanding at June 30, 2025 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
JPM EM Anti-Value + Quality + Korea Index(Q)	1 Day SOFR +200bps(Q)/ 6.450%	JPM	05/22/26	(708)	$(32,552)	$—	$(32,552)
JPM EM Value + Quality + Korea Index(Q)	1 Day SOFR +72bps(Q)/ 5.170%	JPM	05/22/26	717	31,220	—	31,220
JPM EM Value + Quality + Korea Index(Q)	1 Day SOFR +72bps(Q)/ 5.170%	JPM	05/22/26	2,744	191,401	—	191,401
JPM Japan Growth Index(Q)	1 Day SOFR +19bps(Q)/ 4.640%	JPM	06/17/26	(3,541)	(113,614)	—	(113,614)
JPM Japan Value Index(Q)	1 Day SOFR(Q)/ 4.450%	JPM	06/17/26	3,535	78,347	—	78,347
JPM US Anti-Value Index(Q)	1 Day SOFR +60bps(Q)/ 5.050%	JPM	06/17/26	(1,127)	(22,301)	—	(22,301)
JPM US Value Index(Q)	1 Day SOFR +60bps(Q)/ 5.050%	JPM	06/17/26	1,127	20,763	—	20,763
MSCI Emerging Markets ex China Index(Q)	1 Day SOFR +44bps(Q)/ 4.890%	UAG	03/24/26	96	1,501	—	1,501
MSCI Emerging Markets ex China Index(Q)	1 Day SOFR +44bps(Q)/ 4.890%	UAG	03/24/26	280	4,378	—	4,378
MSCI Emerging Markets ex China Index(Q)	1 Day SOFR +44bps(Q)/ 4.890%	UAG	03/24/26	456	7,157	—	7,157
MSCI Emerging Markets ex China Index(Q)	1 Day SOFR +53bps(Q)/ 4.980%	BNP	05/20/26	(2,817)	(178,235)	—	(178,235)
MSCI Emerging Markets ex China Index(Q)	1 Day SOFR +53bps(Q)/ 4.980%	BNP	05/20/26	(780)	(36,566)	—	(36,566)
Total Return Benchmark Bond Index(T)	1 Day USOIS - 40bps(T)/ 3.930%	GSI	09/19/25	(3,532)	10,876	—	10,876
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	JPM	11/06/25	3,090	26,150	—	26,150
U.S. Treasury Bond(T)	1 Day USOIS +19.5bps(T)/ 4.525%	CITI	12/12/25	5,615	79,899	—	79,899

					$99,881	$—	$99,881

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$863,723	$(763,842)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$652,030
GS	1,186,193	—
MLC	—	1,442,606
MSC	166,258	19,387,765

Total	$1,352,451	$21,482,401

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity.	$59,006,097	$—	$—
Fixed Income	177,023,446	—	—
Common Stocks	420,765,628	305,661,593	—	**
Preferred Stocks	—	1,140,147	—
Unaffiliated Exchange-Traded Funds	337,568,436	—	—
Unaffiliated Funds	222,740,258	—	—
Warrants	—	1,340	—
Asset-Backed Securities
Collateralized Loan Obligations.	—	47,716,237	—
Corporate Bonds	—	23,125,501	—
Floating Rate and Other Loans	—	508,063	—
U.S. Treasury Obligations	—	205,609,049	—
Short-Term Investments
Affiliated Mutual Funds	331,941,327	—	—
U.S. Treasury Obligations	—	133,709,140	—
Unaffiliated Funds	103,854,502	—	—
Options Purchased	31	7,965,102	—

Total	$1,652,899,725	$725,436,172	$—	**

Liabilities
Options Written	$(3,150)	$(104,611)	$—

Other Financial Instruments*
Assets
Financial Futures Contracts	$4,260,900	$—	$—
Commodity Futures Contracts	3,331,085	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,471,714	—
OTC Cross Currency Exchange Contracts	—	6,793	—

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Inflation Swap Agreements	$—	$26,521	$—
Centrally Cleared Interest Rate Swap Agreements	—	545,786	—
OTC Total Return Swap Agreements	—	863,723	—

Total	$7,591,985	$2,914,537	$—

Liabilities
Financial Futures Contracts	$(456,226)	$—	$—
Commodity Futures Contracts	(3,398,292)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,153,682)	—
OTC Cross Currency Exchange Contracts	—	(10,399)	—
Centrally Cleared Credit Default Swap Agreements.	—	(24,370)	—
Centrally Cleared Inflation Swap Agreement	—	(762)	—
Centrally Cleared Interest Rate Swap Agreements	—	(286,424)	—
OTC Total Return Swap Agreements	—	(763,842)	—

Total	$(3,854,518)	$(3,239,479)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

Affiliated Mutual Funds (4.3% represents investments purchased with collateral from securities on loan)	25.0%
U.S. Treasury Obligations	14.9
Unaffiliated Exchange-Traded Funds	14.8
Unaffiliated Funds	14.3
Banks	2.4
Collateralized Loan Obligations	2.1
Specialized REITs	2.0
Semiconductors & Semiconductor Equipment	1.8
Software	1.7
Pharmaceuticals	1.3
Insurance	1.2
Health Care REITs	1.1
Retail REITs	1.1
Aerospace & Defense	0.9
Capital Markets	0.9
Oil, Gas & Consumable Fuels	0.8
Residential REITs	0.8
Industrial REITs	0.8
Interactive Media & Services	0.8
Technology Hardware, Storage & Peripherals	0.7
Broadline Retail	0.7
Financial Services	0.6
Entertainment	0.6
Automobiles	0.5
Hotels, Restaurants & Leisure	0.5
Electrical Equipment	0.5
Textiles, Apparel & Luxury Goods	0.5
Machinery	0.4
Health Care Equipment & Supplies	0.4
Consumer Staples Distribution & Retail	0.4
Trading Companies & Distributors	0.4

Electric Utilities	0.4%
Metals & Mining	0.4
Diversified Telecommunication Services	0.4
Food Products	0.4
Biotechnology	0.4
Options Purchased	0.3
Specialty Retail	0.3
IT Services	0.3
Chemicals	0.3
Industrial Conglomerates	0.3
Office REITs	0.3
Multi-Utilities	0.3
Beverages	0.3
Building Products	0.3
Health Care Providers & Services	0.2
Personal Care Products	0.2
Diversified REITs	0.2
Professional Services	0.2
Household Durables	0.2
Construction Materials	0.2
Ground Transportation	0.2
Construction & Engineering	0.2
Tobacco	0.2
Household Products	0.2
Electronic Equipment, Instruments & Components	0.2
Communications Equipment	0.2
Life Sciences Tools & Services	0.2
Media	0.2
Hotel & Resort REITs	0.1
Wireless Telecommunication Services	0.1
Consumer Finance	0.1
Real Estate Management & Development	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Passenger Airlines	0.1%
Automobile Components	0.1
Air Freight & Logistics	0.1
Commercial Services & Supplies	0.1
Retail	0.1
Foods	0.1
Energy Equipment & Services	0.1
Electric	0.1
Telecommunications	0.1
Pipelines	0.1
Marine Transportation	0.1
Gas Utilities	0.1
Transportation Infrastructure	0.1
Commercial Services	0.1
Lodging	0.1
Oil & Gas	0.1
Independent Power & Renewable Electricity Producers	0.0	*
Water Utilities	0.0	*
Auto Parts & Equipment	0.0	*
Diversified Financial Services	0.0	*
Real Estate	0.0	*
Holding Companies-Diversified	0.0	*
Home Builders	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Building Materials	0.0	*
Health Care Technology	0.0	*
Leisure Time	0.0	*

Healthcare-Services	0.0	*%
Containers & Packaging	0.0	*
Packaging & Containers	0.0	*
Airlines	0.0	*
Auto Manufacturers	0.0	*
Computers	0.0	*
Housewares	0.0	*
Mining	0.0	*
Electrical Components & Equipment	0.0	*
Leisure Products	0.0	*
Diversified Consumer Services	0.0	*
Healthcare-Products	0.0	*
Iron/Steel	0.0	*
Distributors	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Machinery-Diversified	0.0	*
Transportation	0.0	*
Internet	0.0	*
Environmental Control	0.0	*

	104.4
Options Written	(0.0	)*
Liabilities in excess of other assets	(4.4)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Commodity contracts	Due from/to broker-variation margin futures	$3,331,085	*	Due from/to broker-variation margin futures	$3,398,292	*

Commodity contracts	—	—		Unrealized depreciation on OTC swap agreements	5,800

Credit contracts	—	—		Due from/to broker-variation margin swaps	24,370	*

Credit contracts	Unaffiliated investments	6,617		Options written outstanding, at value	14,977

Equity contracts	Due from/to broker-variation margin futures	1,719,578	*	Due from/to broker-variation margin futures	287,786	*

Equity contracts	Unaffiliated investments	7,942,747		—	—

Equity contracts	Unrealized appreciation on OTC swap agreements	746,798		Unrealized depreciation on OTC swap agreements	758,042

Foreign exchange contracts	Unaffiliated investments	12,900		Options written outstanding, at value	87,747

	Unrealized appreciation on OTC			Unrealized depreciation on OTC
	cross currency exchange			cross currency exchange
Foreign exchange contracts	contracts	6,793		contracts	10,399

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

	Unrealized appreciation on OTC forward foreign currency			Unrealized depreciation on OTC forward foreign currency
Foreign exchange contracts	exchange contracts	$1,471,714		exchange contracts	$2,153,682
Interest rate contracts	Due from/to broker-variation margin futures	2,541,322	*	Due from/to broker-variation margin futures	168,440	*
Interest rate contracts	Due from/to broker-variation margin swaps	572,307	*	Due from/to broker-variation margin swaps	287,186	*
Interest rate contracts	Unaffiliated investments	2,869		Options written outstanding, at value	5,037
Interest rate contracts	Unrealized appreciation on OTC swap agreements	116,925		—	—

		$18,471,655			$7,201,758

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$3,282,159	$—	$2,652,456
Credit contracts	(21,109)	47,114	—	—	(124,393)
Equity contracts	2,091,149	—	(2,302,419)	—	(689,413)
Foreign exchange contracts	(20,077)	135,904	—	1,582,679	—
Interest rate contracts	58,554	7,112	(281,117)	—	350,946

Total	$2,108,517	$190,130	$698,623	$1,582,679	$2,189,596

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$318,978	$—	$88
Credit contracts	5,254	(6,701)	—	—	(11,500)
Equity contracts	(1,560,783)	—	3,442,098	—	24,644
Foreign exchange contracts	(4,570)	(30,083)	—	(1,763,311)	—
Interest rate contracts	(10,605)	20,668	3,642,356	—	175,768

Total	$(1,570,704)	$(16,116)	$7,403,432	$(1,763,311)	$189,000

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 7,855,653
Options Written (2)	43,807,487

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (2)	$388,314,933
Futures Contracts - Short Positions (2)	27,587,688
Forward Foreign Currency Exchange Contracts - Purchased (3)	359,791,056
Forward Foreign Currency Exchange Contracts - Sold (3)	364,581,666
Cross Currency Exchange Contracts (4)	215,867
Interest Rate Swap Agreements (2)	100,575,996
Credit Default Swap Agreements - Buy Protection (2)	3,483,333
Credit Default Swap Agreements - Sell Protection (2)	7,091,667
Total Return Swap Agreements (2)	99,198,134
Inflation Swap Agreements (2)	2,188,711

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$97,148,626	$(97,148,626)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC(4)	$234,108	$(85,992)	$148,116	$(148,116)	$—
BARC(6)	1,269	(5,275)	(4,006)	4,006	—
BNP(4)	280,908	(323,704)	(42,796)	42,796	—
BNP(6)	3,311	—	3,311	—	3,311
BOA(4)	101,610	(208)	101,402	—	101,402
BOA(6)	8,518	(11,970)	(3,452)	—	(3,452)
CA(6)	—	(35,859)	(35,859)	—	(35,859)
CITI(4)	30,461	(385)	30,076	—	30,076
CITI(5)	48,838	(75,215)	(26,377)	—	(26,377)
CITI(6)	103,513	(34,056)	69,457	—	69,457
DB(6)	23,450	(79,463)	(56,013)	56,013	—
GSI(4)	513,178	(634,458)	(121,280)	—	(121,280)
GSI(5)	115,314	(66,676)	48,638	(20,000)	28,638
GSI(6)	84,099	(27,967)	56,132	—	56,132
HSBC(6)	53,887	(465,723)	(411,836)	387,177	(24,659)
JPM(4)	346,596	(391,747)	(45,151)	45,151	—
JPM(6)	110,303	(53,944)	56,359	—	56,359
ML(3)	—	(5,800)	(5,800)	5,800	—
MSI(5)	193,172	(116,206)	76,966	—	76,966
MSI(6)	58,894	(121,797)	(62,903)	62,903	—
RBD(4)	1,933	—	1,933	—	1,933
SCB(4)	763	—	763	—	763
SSB(6)	—	(211,008)	(211,008)	125,043	(85,965)
TD(6)	—	(221,497)	(221,497)	154,053	(67,444)
UAG(4)	31,911	(2,938)	28,973	(28,973)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
UAG(6)	$2,071	$(1,818)	$253	$—	$253
WBC(5)	16478	(58,828)	(42,350)	—	(42,350)

	$2,364,585	$(3,032,534)	$(667,949)	$685,853	$17,904

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	Morgan Stanley
(5)	Putnam
(6)	PGIM Fixed Income

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $97,148,626:
Unaffiliated investments (cost $1,683,050,286)	$1,810,365,027
Affiliated investments (cost $548,527,411)	567,970,870
Cash segregated for counterparty — OTC	300,000
Foreign currency, at value (cost $1,928,313)	1,937,231
Receivable for investments sold	8,794,771
Receivable for Portfolio shares sold	5,298,979
Dividends and interest receivable	3,424,108
Tax reclaim receivable	1,930,839
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,471,714
Deposit with broker for centrally cleared/exchange-traded derivatives	1,352,451
Unrealized appreciation on OTC swap agreements	863,723
Due from broker-variation margin futures	567,128
Due from broker-variation margin swaps	18,824
Foreign capital gains tax benefit accrued	13,888
Receivable from affiliate	11,247
Unrealized appreciation on OTC cross currency exchange contracts	6,793
Prepaid expenses	3,341

Total Assets	2,404,330,934

LIABILITIES
Payable to broker for collateral for securities on loan	98,581,417
Payable for investments purchased	21,972,200
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,153,682
Accrued expenses and other liabilities	1,244,067
Due to broker-variation margin futures	909,668
Unrealized depreciation on OTC swap agreements	763,842
Payable to affiliate	709,176
Management fee payable	659,449
Options written outstanding, at value (premiums received $86,947)	107,761
Distribution fee payable	92,107
Due to broker-variation margin swaps	21,788
Unrealized depreciation on OTC cross currency exchange contracts	10,399
Payable to custodian	5,357
Trustees’ fees payable	1,105
Affiliated transfer agent fee payable	956
Payable for Portfolio shares purchased	3

Total Liabilities	127,232,977

NET ASSETS	$2,277,097,957

Net assets were comprised of:
Partners’ Equity	$2,277,097,957

Net asset value and redemption price per share, $2,277,097,957 / 109,673,700 outstanding shares of beneficial interest	$20.76

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $765,268 foreign withholding tax, of which $73,469 is reimbursable by an affiliate)	$17,718,522
Interest income	10,422,962
Affiliated dividend income	5,154,763
Income from securities lending, net (including affiliated income of $70,586)	73,189

Total income	33,369,436

EXPENSES
Management fee	8,559,829
Distribution fee	2,799,472
Custodian and accounting fees	216,580
Audit fee	57,401
Professional fees	34,972
Trustees’ fees	23,135
Shareholders’ reports	9,383
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,520
Miscellaneous	61,699

Total expenses	11,766,991
Less: Fee waiver and/or expense reimbursement	(330,052)
Distribution fee waiver	(16,086)

Net expenses	11,420,853

NET INVESTMENT INCOME (LOSS)	21,948,583

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $7,248,721) (net of foreign capital gains taxes $(1))	50,876,639
Futures transactions	698,623
Forward and cross currency contract transactions	1,582,679
Options written transactions	190,130
Swap agreements transactions	2,189,596
Foreign currency transactions	(26,981)

55,510,686

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,451,623) (net of change in foreign capital gains taxes $13,888)	59,231,499
Futures	7,403,432
Forward and cross currency contracts	(1,763,311)
Options written	(16,116)
Swap agreements	189,000
Foreign currencies	203,485

65,247,989

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	120,758,675

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$142,707,258

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$21,948,583	$51,992,618
Net realized gain (loss) on investment and foreign currency transactions	55,510,686	142,222,207
Net capital gain distributions received	—	490,557
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	65,247,989	(13,177,747)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	142,707,258	181,527,635

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [6,746,920 and 11,180,607 shares, respectively]	134,375,271	211,906,653
Portfolio shares purchased [17,106,206 and 31,097,866 shares, respectively]	(330,278,855)	(585,347,039)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(195,903,584)	(373,440,386)

TOTAL INCREASE (DECREASE)	(53,196,326)	(191,912,751)
NET ASSETS:
Beginning of period	2,330,294,283	2,522,207,034

End of period	$2,277,097,957	$2,330,294,283

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2025		Year Ended December 31,
			2024	2023	2022	2021		2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$19.41		$18.02	$16.35	$18.89	$16.80		$16.12

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19		0.40	0.40	0.24	0.07		0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.16		0.99	1.27	(2.78)	2.02		0.67

Total from investment operations	1.35		1.39	1.67	(2.54)	2.09		0.68

Net Asset Value, end of period	$20.76		$19.41	$18.02	$16.35	$18.89		$16.80

Total Return(b)	6.96%		7.71%	10.21%	(13.45)%	12.44%		4.22%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,277		$2,330	$2,522	$2,488	$4,423		$4,431
Average net assets (in millions)	$2,258		$2,477	$2,463	$3,246	$4,490		$3,925
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.02	%(d)	1.02%	1.07%	1.06%	0.94	%(e)	0.82	%(e)
Expenses before waivers and/or expense reimbursement	1.05	%(d)	1.11%	1.11%	1.11%	0.99	%(e)	0.83	%(e)
Net investment income (loss)	1.96	%(d)	2.10%	2.37%	1.39%	0.39%		0.08%
Portfolio turnover rate(f)(g)	39%		100%	103%	96%	257%		452%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.02% and 0.04% for the years ended December 31, 2021 and 2020, respectively.
(f)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A135

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of June 30, 2025 consisted of 34 separate portfolios. The information presented in these financial statements pertains only to the 5 Portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST Aggressive Asset Allocation Portfolio (“Aggressive Asset Allocation”) formerly known as AST Capital Growth Asset Allocation Portfolio	Highest potential total return consistent with its specified level of risk tolerance.
AST J.P. Morgan Aggressive Multi-Asset Portfolio (“J.P. Morgan Aggressive Multi-Asset”)	Capital appreciation consistent with its specified level of risk tolerance.
AST J.P. Morgan Conservative Multi-Asset Portfolio (“J.P. Morgan Conservative Multi-Asset”)	Maximize return compared to its benchmark through security selection and tactical asset allocation.
AST J.P. Morgan Moderate Multi-Asset Portfolio (“J.P. Morgan Moderate Multi-Asset”)	Capital appreciation consistent with its specified level of risk tolerance.
AST Multi-Asset Diversified Plus Portfolio (“Multi-Asset Diversified Plus”) formerly known as AST Academic Strategies Asset Allocation Portfolio	Long-term capital appreciation.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

The Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Portfolios, as listed in the Portfolios’ Statement of Additional Information, act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in

B1

accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”) and/orAST Investment Services, Inc., the co-managers of the Portfolio, as applicable (collectively, the “Investment Manager” or “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

B2

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

B3

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised. Certain Portfolios entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates.

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Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity

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reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of each Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolio to cover each Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and

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identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain fixed income Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the “Code”) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
Aggressive Asset Allocation	Jennison Associates, LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); J.P. Morgan Investment Management Inc. (“J.P. Morgan”); PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); Putnam Investment Management, LLC (“Putnam”)

J.P. Morgan Aggressive Multi-Asset	J.P. Morgan

J.P. Morgan Conservative Multi-Asset	J.P. Morgan

J.P. Morgan Moderate Multi-Asset	J.P. Morgan
Multi-Asset Diversified Plus	Jennison; J.P. Morgan; Morgan Stanley Investment Management Inc.; PFI; PGIM Quantitative Solutions; PGIM Real Estate (a business unit of PGIM, Inc.); Systematica Investments Limited, acting as general partner of Systematica Investments LP; Putnam

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager under the agreements are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made

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if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Aggressive Asset Allocation^	0.6225% first $15 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.58%	0.50%

J.P. Morgan Aggressive Multi-Asset	0.6825% first $6 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.68%	0.52%

J.P. Morgan Conservative Multi-Asset	0.6925% on all net assets	0.69%	0.52%

J.P. Morgan Moderate Multi-Asset	0.6925% on all net assets	0.69%	0.50%

Multi-Asset Diversified Plus^	0.8025% first $15 billion; 0.7825% on next $5 billion; 0.7625% on next $5 billion; 0.7425% on next $5 billion; 0.7225% on next $5 billion; 0.7025% on next $5 billion; 0.6825% in excess of $40 billion	0.76%	0.73%

Portfolio	Fee Waivers and/or Expense Limitations*
J.P. Morgan Conservative Multi-Asset	contractually waive 0.055% through June 30, 2026
Multi-Asset DiversifiedPlus	contractually limit expenses to 1.13% through June 30, 2026

^	Management fees are calculated based on an aggregation of net assets of Aggressive Asset Allocation, Balanced Asset Allocation, Multi-Asset Diversified Plus and Preservation Asset Allocation.

*

For Aggressive Asset Allocation and Multi-Asset Diversified Plus, the Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolios’ investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolios’ investment in any fund managed or subadvised by the subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940Act (the “12b-1 Plan”) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution fee (the “12b-1 fee”) for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios. The 12b-1 fee is waived for the assets of Aggressive Asset Allocation and Multi-Asset Diversified Plus that are invested in other Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the

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applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2025, brokerage commissions recaptured under these agreements was as follows:

Portfolio	Amount
Aggressive Asset Allocation	$4,515
J.P. Morgan Aggressive Multi-Asset	973
J.P. Morgan Conservative Multi-Asset	2,925
J.P. Morgan Moderate Multi-Asset	15,000
Multi-Asset Diversified Plus	189

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM, Inc. and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund, a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. The Portfolios may invest their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the PGIM Core Government Money Market Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the PGIM Core Government Money Market Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2025, no Rule 17a-7 transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of

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Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments
Aggressive Asset Allocation	$258,449
J.P. Morgan Aggressive Multi-Asset	86,333
J.P. Morgan Conservative Multi-Asset	53,661
J.P. Morgan Moderate Multi-Asset	38,207
Multi-Asset Diversified Plus	73,469

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2025 Payments
Aggressive Asset Allocation	$453,707
J.P. Morgan Aggressive Multi-Asset	86,627
J.P. Morgan Conservative Multi-Asset	53,805
J.P. Morgan Moderate Multi-Asset	36,502
Multi-Asset Diversified Plus	157,227

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2025, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Aggressive Asset Allocation	$3,239,580,912	$4,061,153,303
J.P. Morgan Aggressive Multi-Asset	768,972,205	1,445,125,408
J.P. Morgan Conservative Multi-Asset	363,992,936	854,117,356
J.P. Morgan Moderate Multi-Asset	330,994,910	652,210,694
Multi-Asset Diversified Plus	609,187,909	728,513,205

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2025, is presented as follows:

Aggressive Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Funds(wa) :

AST Large-Cap Growth Portfolio*
$1,077,945,327	$—	$ 189,500,001	$(1,388,397)	$41,076,802	$928,133,731	9,208,589	$ —	$—

AST Large-Cap Value Portfolio*
402,940,664	—	61,400,000	(5,272,165)	20,232,001	356,500,500	6,474,764	—	—

AST PGIM Fixed Income Central Portfolio*
1,344,712,226	16,224,707	154,034,546	36,989,861	17,465,542	1,261,357,790	109,587,992	—	—

AST Small-Cap Equity Portfolio*

B11

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
$ 281,251,365	$—	$20,000,000	$(11,452,151)	$5,602,942	$255,402,156	3,261,008	$—		$—

PGIM Global Real Estate Fund
18,397,219	13,185,581	31,445,001	886,750	(360,780)	663,769	32,458	35,581		—

PGIM Jennison Emerging Markets Equity Opportunities Fund
14,915,152	11,290,000	24,035,000	614,894	(392,878)	2,392,168	125,113	—		—

PGIM Jennison Natural Resources Fund
—	22,250,000	10,895,000	702,434	533,633	12,591,067	208,048	—		—

PSF PGIM High Yield Bond Portfolio*
37,934,421	59,475,000	46,925,000	576,712	352,258	51,413,391	6,827,808	—		—
$3,178,096,374	$122,425,288	$538,234,548	$21,657,938	$84,509,520	$2,868,454,572		$35,581		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
1,254,637,481	2,271,148,662	2,501,258,963	—	—	1,024,527,180	1,024,527,180	24,488,831		—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wa)
124,449,347	550,878,985	560,327,783	1,294	(10,458)	114,991,385	115,071,935	100,513	(1)	—
$1,379,086,828	$2,822,027,647	$3,061,586,746	$1,294	$(10,458)	$1,139,518,565		$24,589,344		$—
$4,557,183,202	$2,944,452,935	$3,599,821,294	$21,659,232	$84,499,062	$4,007,973,137		$24,624,925		$—

J.P. Morgan Aggressive Multi-Asset

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa) :

AST J.P. Morgan Fixed Income Central Portfolio*
$161,047,648	$ 177,100,000	$74,500,000	$7,904,491	$472,208	$272,024,347	24,201,454	$—		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
$126,448,118	$1,375,212,446	$1,060,719,115	$ —	$ —	$440,941,449	440,941,449	$6,916,177		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wa)
44,120,434	587,934,145	583,470,676	237	(3,425)	48,580,715	48,614,745	76,566	(1)	—
$170,568,552	$1,963,146,591	$1,644,189,791	$ 237	$ (3,425)	$489,522,164		$6,992,743		$—
$331,616,200	$2,140,246,591	$1,718,689,791	$7,904,728	$468,783	$761,546,511		$6,992,743		$—

J.P. Morgan Conservative Multi-Asset

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa) :

AST J.P. Morgan Fixed Income Central Portfolio*
$2,211,003,175	$281,800,000	$475,000,000	$55,653,409	$34,469,932	$2,107,926,516	187,537,946	$—	$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
$ 281,839,086	$981,989,978	$880,635,175	$—	$—	$383,193,889	383,193,889	$7,760,636	$—

B12

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wa)
$ 15,380,205	$270,320,850	$260,901,488	$212	$(12,289)	$24,787,490	24,804,854	$42,375	(1)	$—
$ 297,219,291	$1,252,310,828	$1,141,536,663	$212	$(12,289)	$407,981,379		$7,803,011		$—
$2,508,222,466	$1,534,110,828	$1,616,536,663	$55,653,621	$34,457,643	$2,515,907,895		$7,803,011		$—

J.P. Morgan Moderate Multi-Asset

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Fund(wa) :

AST J.P. Morgan Fixed Income Central Portfolio*
$525,039,663	$ 190,500,000	$105,000,000	$16,144,228	$7,306,052	$633,989,943	56,404,799	$ —		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
$124,202,575	$ 724,406,094	$580,919,955	$ —	$ —	$267,688,714	267,688,714	$5,130,671		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wa)
16,255,397	166,176,424	161,946,984	467	1,136	20,486,440	20,500,791	47,315	(1)	—
$140,457,972	$ 890,582,518	$742,866,939	$ 467	$ 1,136	$288,175,154		$5,177,986		$—
$665,497,635	$1,081,082,518	$847,866,939	$16,144,695	$7,307,188	$922,165,097		$5,177,986		$—

Multi-Asset Diversified Plus

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions
Long-Term Investments - Affiliated Mutual Funds(wa) :

AST PGIM Fixed Income Central Portfolio*
$220,533,587	$ 8,643,586	$ 65,800,067	$1,024,645	$6,782,040	$171,183,791	14,872,614	$ —		$—

AST Small-Cap Equity Portfolio*
14,300,082	946,516	1,957,675	(778,473)	385,384	12,895,834	164,656	—		—

PSF PGIM High Yield Bond Portfolio*
8,451,922	5,302,000	8,046,273	104,146	27,860	5,839,655	775,519	—		—

PSF PGIM Jennison Blend Portfolio*
47,256,881	—	4,309,000	3,097,451	64,931	46,110,263	350,622	—		—
$290,542,472	$ 14,892,102	$ 80,113,015	$3,447,769	$7,260,215	$236,029,543		$ —		$—
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(wa)
215,971,965	707,892,763	690,859,999	—	—	233,004,729	233,004,729	5,154,763		—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wa)
72,665,070	607,880,700	581,601,532	3,854	(11,494)	98,936,598	99,005,902	70,586	(1)	—
$288,637,035	$1,315,773,463	$1,272,461,531	$3,854	$ (11,494)	$331,941,327		$5,225,349		$—
$579,179,507	$1,330,665,565	$1,352,574,546	$3,451,623	$7,248,721	$567,970,870		$5,225,349		$—

*	Non-income producing security.
(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

B13

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2024 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolio indicated below utilized the SCA during the reporting period ended June 30, 2025. The average balance outstanding is for the number of days the Portfolio utilized the SCA.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2025

J.P. Morgan Aggressive Multi-Asset	$80,779,000	5.43%	1	$80,779,000	$—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2025, all Portfolios offer only a single share class to investors.

As of June 30, 2025, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Aggressive Asset Allocation	244,774,516	72.6%

B14

Portfolio	Number of Shares	Percentage of Outstanding Shares
J.P. Morgan Aggressive Multi-Asset	103,499,776	100.0%
J.P. Morgan Conservative Multi-Asset	130,066,003	84.7
J.P. Morgan Moderate Multi-Asset	66,324,953	82.4
Multi-Asset Diversified Plus	72,271,196	65.9

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:
Aggressive Asset Allocation	2	72.6%
J.P. Morgan Aggressive Multi-Asset	2	100.0
J.P. Morgan Conservative Multi-Asset	2	84.7
J.P. Morgan Moderate Multi-Asset	2	82.4
Multi-Asset Diversified Plus	2	65.9

Unaffiliated:
Aggressive Asset Allocation	1	27.2
J.P. Morgan Aggressive Multi-Asset	—	—
J.P. Morgan Conservative Multi-Asset	1	15.3
J.P. Morgan Moderate Multi-Asset	1	17.6
Multi-Asset Diversified Plus	1	34.1

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Aggressive Asset Allocation	J.P. Morgan Aggressive Multi-Asset	J.P. Morgan Conservative Multi-Asset

Asset Allocation	X	X	–
Asset-Backed and/or Mortgage-Backed Securities	X	X	X
Asset Transfer Program	X	X	X
Blend Style	X	X	X
Commodity	–	–	–

Covenant-Lite	X	–	–
Credit	X	X	X
Derivatives	X	X	X
Emerging Markets	X	X	X
Equity Securities	X	X	X
Exchange-Traded Funds (ETF)	X	X	X
Exchange-Traded Notes (ETN)	–	–	–
Expense	X	X	X
Fixed Income Securities	X	X	X
Foreign Custody	–	–	X
Foreign Investment	X	X	X
Fund of Funds	X	X	–
High Yield	X	X	X
Interest Rate	X	X	X
Investment Style	–	X	–
Large Company	X	X	–

B15

Risks	Aggressive Asset Allocation	J.P. Morgan Aggressive Multi-Asset	J.P. Morgan Conservative Multi-Asset

Leverage	–	–	X

Liquidity Allocation	X	X	X

Liquidity and Valuation	X	X	X

Loan	X	–	–

Market and Management	X	X	X

Participation Notes (P-Notes)	–	–	–

Portfolio Turnover	–	X	X

Prepayment or Call	X	X	X

Quantitative Model	–	–	–

Real Estate	X	X	X

Regulatory	X	X	X

Short Sale	–	–	X
Small Sized Company	X	X	–

Risks		J.P. Morgan Moderate Multi-Asset	Multi-Asset Diversified Plus

Asset Allocation		–	X

Asset-Backed and/or Mortgage-Backed Securities		X	X

Asset Transfer Program		X	X

Blend Style		X	X

Commodity		X	X

Covenant-Lite		–	X

Credit		X	X

Derivatives		X	X

Emerging Markets		X	X

Equity Securities		X	X

Exchange-Traded Funds (ETF)		X	X

Exchange-Traded Notes (ETN)		–	X

Expense		X	X

Fixed Income Securities		X	X

Foreign Custody		X	–

Foreign Investment		X	X

Fund of Funds		X	X

High Yield		X	X

Interest Rate		X	X

Investment Style		–	–

Large Company		–	–

Leverage		–	X

Liquidity Allocation		X	–

Liquidity and Valuation		X	X

Loan		–	X

Market and Management		X	X

Participation Notes (P-Notes)		X	–

Portfolio Turnover		X	X

Prepayment or Call		X	–

Quantitative Model		–	X

Real Estate		X	X

Regulatory		X	X

B16

Risks	J.P. Morgan Moderate Multi-Asset	Multi-Asset Diversified Plus

Restricted Securities	–	X

Short Sale	–	X
Sovereign Debt Securities	–	X

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio’s risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities than with funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses, and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels, and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Blend Style Risk: A Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average market price fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor depending on market conditions. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and other mutual funds.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and maybe more volatile than traditional equity and debt securities. The value of the commodities underlying commodity-linked instruments may be subject to various economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, insufficient storage capacity, embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, war and international economic, political, and regulatory developments.

B17

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms that allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and net asset value.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, the counterparty to an investment or derivatives contract, or obligor of an obligation underlying an asset-backed security may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Litigation, legislation or other political events, business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s or obligor’s ability to make payments of principal and/or interest. The lower the credit quality of a bond, the more sensitive it is to credit risk, and the credit quality of an investment can deteriorate rapidly.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; the price of derivatives may be more volatile than the prices of traditional equity and debt securities; and changes in a derivative’s value may not correlate perfectly with the assets, rates, indices or instruments it is designed to hedge or closely track. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political, and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the manager or a Portfolio’s subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. Characteristics of emerging market economies can include heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, business practices that depart from norms for developed countries, and generally less liquid markets. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility, and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions including, but not limited to, Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures, and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies, and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

B18

Exchange-Traded Notes (ETN) Risk: Because exchange-traded notes (ETNs) are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Portfolio to the risk that an ETN’s issuer may be unable to pay or fulfill its contractual obligations. In addition, the Portfolio will bear its proportionate share of the fees and expenses of the ETN, which may cause the Portfolio’s operating expenses to be higher and its performance to be lower.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. In recent years, the Federal Open Market Committee (FOMC) began implementing increases to the federal funds interest rate and there may be further rate increases. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Custody Risk: If a Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each, a Subcustodian). Some foreign Subcustodians may be recently organized or new to the foreign custody business. In some countries, Subcustodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Portfolio’s ability to recover its assets if a Subcustodian enters bankruptcy or if other disputes or proceedings arise related to a Portfolio’s assets. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries and a Portfolio may be limited in its ability to enforce contractual rights or obligations.

Foreign Investment Risk: Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts. Foreign investment risk includes the risk that: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting and tax standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in an underlying portfolio, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the underlying portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the relevant underlying portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income instruments rated below investment grade and unrated instruments of similar credit quality (i.e., “high yield” securities or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income

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investments may be subject to significant losses. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Investments in securities of certain issuers with the largest market capitalizations can result in greater investment exposure to a limited number of issuers and sectors, primarily the technology sector, which can result in greater losses in the event of a market downturn or deteriorating fundamentals in those issuers or sectors.

Leverage Risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value), which may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity Allocation Risk: The Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in underlying portfolios or individual securities and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Loan Risk: The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. Loans that are secured and senior to other debtholders of a borrower tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations, and junior loans can involve a higher degree of risk than more senior loans. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may have an impact on the length and timing of completing trades. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. While a Portfolio Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, significant or unexpected failures,

B20

near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities, government actions, environmental disasters, natural disasters, sanctions, cybersecurity events, supply chain disruptions, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. These events can adversely affect the liquidity and volatility of investments held by the Portfolio, and there is no guarantee that the investment objective of the Portfolio will be achieved. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Participation Notes (P-Notes) Risk: The Portfolio may gain exposure to securities traded in foreign markets through P-notes. In addition to risks similar to those associated with a direct investment in the underlying security, such as foreign investment risk, the holder of a P-note is not entitled to the same rights as an underlying security’s direct owner and P-notes are considered general unsecured contractual obligations and are subject to counterparty credit risks.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Portfolio to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Real Estate Risk: Investments in real estate investment trusts (“REITs”) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify for favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Higher interest rates have a negative impact on real estate markets by increasing financing costs associated with purchasing new real estate or refinancing debt obligations. Additionally, occupancy rates for commercial real estate can reduce the value of existing real estate investments and rental income.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.

Restricted Securities Risk: The Portfolio may invest in restricted securities. Restricted securities are subject to legal and contractual restrictions on resale. Restricted securities are not traded on established markets and may be classified as illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Portfolio.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security will increase during the time the Portfolio has borrowed the security and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Small Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response

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to selling pressure and be more volatile than investments in larger companies. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social, or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

10. Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

11. Subsequent Event

Each Portfolio’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of June 30, 2025.

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Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies- None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and each series thereof, the Portfolios) consists of eight individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 17-18, 2025 (the Meeting) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve an agreement. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, such as the Manager’s role as administrator of the Trust’s liquidity risk management program and as valuation designee. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board also considered that the Manager pays the salaries of all of the officers and Trustees that are employed by the Manager or its affiliates. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) with respect to the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2024, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or performance or custom benchmark index (as applicable), and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2024. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Aggressive Asset Allocation Portfolio (formerly, AST Capital Growth Asset Allocation Portfolio)

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•

The Board noted that the Portfolio equaled its custom benchmark index over the one-year period, outperformed its custom benchmark index over the three-year period and underperformed its custom benchmark index over the five- and ten-year periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Aggressive Multi-Asset Portfolio (formerly, AST T. Rowe Price Growth Opportunities Portfolio)

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index for all periods.

•	The Board noted that in connection with the Portfolio’s repositioning in November 2024, the investment management fee for the Portfolio was reduced.

•

The also Board noted that the Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Conservative Multi-Asset Portfolio (formerly, AST J.P. Morgan Tactical Preservation Portfolio)

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	1st Quartile	1st Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the ten-year period and underperformed its custom benchmark index over the other periods.

•

The Board noted that the Portfolio underwent a repositioning in November 2024 with a change in investment strategy, and as a result, the Portfolio’s performance prior to November 2024 was not attributable to the Portfolio’s current investment strategy. In this regard, the Board considered the Manager’s assertion that additional time is necessary to evaluate the Portfolio’s performance.

•

The Board noted that in connection with the Portfolio’s repositioning in November 2024, the investment management fee for the Portfolio was reduced. The Board also noted that the Manager has contractually agreed to waive 0.055% of its management fee through June 30, 2026, and contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Moderate Multi-Asset Portfolio (formerly, AST J.P. Morgan Global Thematic Portfolio)

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	3rd Quartile	3rd Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the five- and ten-year periods and underperformed its custom benchmark index over the one- and three-year periods.

•

The Board noted that the Portfolio underwent a repositioning in November 2024 with a change in investment strategy, and as a result, the Portfolio’s performance prior to November 2024 was not attributable to the Portfolio’s current investment strategy. In this regard, the Board noted that the Portfolio ranked in the first quartile for the quarter ended March 31, 2025, and considered the Manager’s assertion that additional time is necessary to evaluate the Portfolio’s performance.

•

The Board noted that in connection with the Portfolio’s repositioning in November 2024, the investment management fee for the Portfolio was reduced. The Board also noted that the Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Multi-Asset Diversified Plus Portfolio (formerly, AST Academic Strategies Asset Allocation Portfolio)*

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	2nd Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one-year period and underperformed its custom benchmark index over the remaining periods.

•	The Board also noted that the Portfolio outperformed its custom benchmark index in three of the last six years.

•

The Board noted that the Portfolio underwent a repositioning in December 2024 with a change in investment strategy and a new subadviser added to the Portfolio replacing certain of the Portfolio’s prior subadvisers, and as a result, the Portfolio’s performance prior to December 2024 was not attributable to the Portfolio’s current subadvisers. In this regard, the Board considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

•

The Board noted that in connection with the Portfolio’s repositioning in December 2024, the investment management fee for the Portfolio was reduced. The Board also noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.13% of the Portfolio’s average daily net assets through June 30, 2026.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Advanced Series Trust

FINANCIAL STATEMENTS AND OTHER INFORMATION

June 30, 2025

AST J.P. Morgan Fixed Income Central Portfolio AST PGIM Fixed Income Central Portfolio AST Target Maturity Central Portfolio

Advanced Series Trust Table of Contents	Financial Statements and Other Information	June 30, 2025

∎	FORM N-CSR ITEM 7 - FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	AST J.P. Morgan Fixed Income Central Portfolio	A2
	AST PGIM Fixed Income Central Portfolio	A29
	AST Target Maturity Central Portfolio	A90

Section B	Notes to Financial Statements

∎	OTHER INFORMATION - FORM N-CSR ITEMS 8-11

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

CAD Canadian Dollar

EUR Euro

GBP British Pound

USD US Dollar

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

Aces — Alternative Credit Enhancements Securities

BABs — Build America Bonds

BARC — Barclays Bank PLC

BNP — BNP Paribas S.A.

BNY — Bank of New York Mellon

BOA — Bank of America, N.A.

BOS — BofA Securities, Inc.

CA — Credit Agricole Securities Inc.

CDX — Credit Derivative Index

CITI — Citibank, N.A.

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

DAC — Designated Activity Company

DB — Deutsche Bank AG

EMTN — Euro Medium Term Note

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

GMTN — Global Medium Term Note

GS — Goldman Sachs & Co. LLC

GSI — Goldman Sachs International

HSBC — HSBC Bank PLC

ING — ING Financial Markets LLC

IO — Interest Only (Principal amount represents notional)

JPM — JPMorgan Chase Bank N.A.

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MLC — Merrill Lynch Capital Services, Inc.

MSI — Morgan Stanley & Co International PLC

MTN — Medium Term Note

N/A — Not Applicable

OTC — Over-the-counter

PIK — Payment-in-Kind

PO — Principal Only

Q — Quarterly payment frequency for swaps

REITs — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

SDR — Sweden Depositary Receipt

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

USOIS — United States Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.0%
ASSET-BACKED SECURITIES — 1.2%
Automobiles — 0.3%
Bridgecrest Lending Auto Securitization Trust,
Series 2025-01, Class C
5.150%	12/17/29	3,200	$3,213,509
Consumer Portfolio Services Auto Trust,
Series 2025-B, Class C, 144A
5.120%	07/15/31	2,540	2,557,781
Credit Acceptance Auto Loan Trust,
Series 2025-01A, Class C, 144A
5.710%	07/16/35	4,912	5,016,964

			10,788,254

Consumer Loans — 0.4%
Aqua Finance Issuer Trust,
Series 2025-A, Class A, 144A
5.250%	12/19/50	2,527	2,542,475
Foundation Finance Trust,
Series 2025-01A, Class A, 144A
4.950%	04/15/50	2,837	2,853,986
Lendmark Funding Trust,
Series 2021-02A, Class A, 144A
2.000%	04/20/32	3,528	3,357,968
Series 2025-01A, Class C, 144A
5.680%	09/20/34	1,475	1,497,058
OneMain Financial Issuance Trust,
Series 2020-02A, Class B, 144A
2.210%	09/14/35	2,915	2,775,011

			13,026,498

Equipment — 0.2%
GreatAmerica Leasing Receivables Funding LLC,
Series 2025-01, Class A4, 144A
4.580%	01/15/32	1,207	1,212,327
SCF Equipment Trust LLC,
Series 2025-01A, Class B, 144A
5.230%	09/20/34	4,316	4,411,190

			5,623,517

Other — 0.3%
AMSR Trust,
Series 2024-SFR02, Class A, 144A
4.150%	11/17/41	4,275	4,199,002
CF Hippolyta Issuer LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	584	548,688
Progress Residential Trust,
Series 2025-SFR02, Class A, 144A
3.305%	04/17/42	3,535	3,328,018
Series 2025-SFR03, Class A, 144A
3.390%	07/17/30	2,375	2,232,438

			10,308,146

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loan — 0.0%
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 30 Day Average SOFR + 0.794% (Cap N/A, Floor 0.680%)
5.100%(c)	05/25/39	427	$424,537

TOTAL ASSET-BACKED SECURITIES (cost $39,561,490)			40,170,952

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
5.376%(c)	10/15/38	5,940	5,918,144
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.740%(cc)	09/10/50	650	616,747
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,107,000
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,295,906
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
2.051%(cc)	07/25/30	2,091	116,818
Series 2020-M50, Class X1, IO
1.924%(cc)	10/25/30	338	14,097
Series 2021-M03, Class X1, IO
2.017%(cc)	11/25/33	321	21,353
GS Mortgage Securities Trust,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,976	2,909,874
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.915% (Cap N/A, Floor 0.801%)
5.227%(c)	04/15/38	234	234,447
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	2,568	2,627,128
SDR Commercial Mortgage Trust,
Series 2024-DSNY, Class B, 144A, 1 Month SOFR + 1.741% (Cap N/A, Floor 1.741%)
6.053%(c)	05/15/39	1,144	1,138,290
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month SOFR + 0.845% (Cap N/A, Floor 0.731%)
5.157%(c)	11/15/38	2,504	2,502,377
Velocity Commercial Capital Loan Trust,
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	26	23,515
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	30	28,303
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	31	28,500
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	25	22,509
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	20	18,182

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	$436,114

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,387,806)			20,059,304

CORPORATE BONDS — 36.9%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.450%	11/01/28	1,534	1,478,829
3.950%	08/01/59	248	169,337
5.805%	05/01/50	3,996	3,833,620
7.008%	05/01/64	920	1,010,582
GE Capital Funding LLC,
Gtd. Notes
4.550%	05/15/32	2,367	2,351,257
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28(a)	1,625	1,629,561
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
5.700%	11/15/54	1,410	1,421,761
RTX Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	797	682,003
2.375%	03/15/32(a)	2,724	2,370,766
3.125%	07/01/50	383	253,493
4.450%	11/16/38	442	407,509

			15,608,718

Agriculture — 1.3%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	2,808	2,422,191
3.400%	05/06/30	1,200	1,140,110
3.400%	02/04/41	4,086	3,029,289
5.625%	02/06/35	1,905	1,943,297
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.734%	09/25/40	2,255	1,768,785
4.390%	08/15/37	555	493,824
4.540%	08/15/47	850	682,604
5.625%	08/15/35	1,740	1,768,616
5.834%	02/20/31	4,297	4,517,332
7.079%	08/02/43	2,634	2,877,312
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.375%	07/01/55	2,845	2,877,403
Gtd. Notes, 144A, MTN
5.500%	02/01/30	5,179	5,335,102
5.875%	07/01/34	4,670	4,784,775
Japan Tobacco, Inc. (Japan),
Sr. Unsec’d. Notes, 144A
5.850%	06/15/35	2,085	2,175,866

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Agriculture (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	344	$280,008
4.750%	11/01/31	5,228	5,265,458
5.125%	02/13/31	2,093	2,155,535
5.375%	02/15/33	2,340	2,416,785
5.625%	11/17/29	1,071	1,124,486

			47,058,778

Airlines — 0.2%
Air Canada 2015-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.600%	09/15/28	321	313,130
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	220	217,410
Air Canada 2020-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
9.000%	04/01/27	129	129,898
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	464	452,218
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	693	670,188
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33	928	812,494
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	195	194,496
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	611	576,999
United Airlines 2024-1 Class A Pass Through Trust,
Pass-Through Certificates
5.875%	08/15/38	2,088	2,077,955

			5,444,788

Auto Manufacturers — 0.8%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
6.050%	03/05/31	1,940	1,936,259
7.200%	06/10/30	1,070	1,125,394
7.350%	03/06/30	1,121	1,182,994
General Motors Co.,
Sr. Unsec’d. Notes
5.950%	04/01/49	472	440,184
6.600%	04/01/36	864	913,496
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	3,000	2,597,376
5.450%	07/15/30	1,430	1,450,627
5.625%	04/04/32	1,105	1,117,052
5.900%	01/07/35	2,125	2,134,450
5.950%	04/04/34(a)	1,894	1,921,412
6.100%	01/07/34	874	899,809

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
6.150%	07/15/35	860	$878,391
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.400%	03/29/32(a)	149	150,876
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
5.750%	03/18/30	628	633,317
6.450%	03/18/35	5,425	5,447,811
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.300%	03/22/27	3,826	3,856,195
5.800%	03/27/35	1,833	1,844,071

			28,529,714

Banks — 10.6%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
4.988%(ff)	12/03/28	3,000	3,034,277
6.339%(ff)	09/18/27	800	817,106
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
5.320%(ff)	05/15/31	540	549,505
5.871%(ff)	03/28/35	680	699,933
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Preferred Notes
5.381%	03/13/29(a)	2,400	2,472,974
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	05/21/33(oo)	800	929,712
Sr. Non-Preferred Notes
1.722%(ff)	09/14/27	600	579,441
5.294%	08/18/27	800	812,836
Bank of America Corp.,
Jr. Sub. Notes
6.625%(ff)	05/01/30(oo)	1,207	1,246,528
Sr. Unsec’d. Notes
5.162%(ff)	01/24/31(a)	3,885	3,982,205
5.202%(ff)	04/25/29(a)	2,446	2,499,706
5.464%(ff)	05/09/36	3,515	3,606,509
5.819%(ff)	09/15/29	9,943	10,364,628
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	4,251	3,733,648
1.922%(ff)	10/24/31	2,154	1,877,590
2.676%(ff)	06/19/41	403	287,201
2.884%(ff)	10/22/30	3,680	3,443,547
3.824%(ff)	01/20/28	4,943	4,900,855
3.974%(ff)	02/07/30	6,631	6,529,338
Sub. Notes
3.846%(ff)	03/08/37	1,086	993,540
5.518%(ff)	10/25/35	1,990	1,985,085
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30	2,411	2,485,146
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81	361	337,191

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
5.690%(ff)	03/12/30	3,016	$3,119,947
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.375%(ff)	09/10/34(oo)	810	821,131
7.750%(ff)	08/16/29(oo)	3,070	3,223,500
Sr. Non-Preferred Notes, 144A
4.792%(ff)	05/09/29	1,845	1,850,855
5.085%(ff)	05/09/31	2,830	2,854,879
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33	630	654,602
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29	6,080	6,216,820
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31	1,160	1,199,921
6.293%(ff)	01/14/36	1,700	1,785,456
Sub. Notes, 144A
3.116%(ff)	10/19/32	2,530	2,191,772
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.581%(ff)	07/03/36	600	605,044
6.037%(ff)	06/15/35(a)	870	908,461
6.684%(ff)	09/13/27	1,165	1,192,337
6.840%(ff)	09/13/34	1,859	2,037,114
Citigroup, Inc.,
Jr. Sub. Notes, Series CC
7.125%(ff)	08/15/29(oo)	3,378	3,482,912
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)	2,985	3,005,703
Jr. Sub. Notes, Series FF
6.950%(ff)	02/15/30(oo)	1,906	1,945,454
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,325	1,307,738
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	336	297,658
2.572%(ff)	06/03/31	1,148	1,041,023
2.976%(ff)	11/05/30	5,242	4,903,235
3.520%(ff)	10/27/28	339	331,971
3.668%(ff)	07/24/28	1,109	1,091,685
3.980%(ff)	03/20/30	8,137	7,972,273
4.075%(ff)	04/23/29	477	472,298
4.542%(ff)	09/19/30	4,624	4,601,178
4.952%(ff)	05/07/31(a)	3,000	3,034,386
5.333%(ff)	03/27/36(a)	1,800	1,813,908
Sub. Notes
4.125%	07/25/28	321	318,778
5.827%(ff)	02/13/35	1,029	1,048,952
6.020%(ff)	01/24/36	1,390	1,427,170
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31	1,300	1,156,164
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(oo)	976	951,600

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29	3,740	$3,801,564
Sr. Non-Preferred Notes, 144A, MTN
5.862%(ff)	01/09/36	295	304,337
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30	3,374	3,356,033
5.705%(ff)	03/01/30	720	746,071
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	2,405	2,333,740
5.297%(ff)	05/09/31	2,955	2,998,837
7.146%(ff)	07/13/27	945	968,896
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.700%	03/14/28	800	827,821
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.337%(ff)	04/25/33(a)	1,210	1,155,782
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,183	1,157,574
1.542%(ff)	09/10/27	6,753	6,520,919
4.017%(ff)	10/31/38	1,658	1,445,034
4.692%(ff)	10/23/30	1,413	1,417,141
5.218%(ff)	04/23/31	7,215	7,398,438
5.330%(ff)	07/23/35	5,762	5,830,436
5.536%(ff)	01/28/36(a)	112	114,867
6.484%(ff)	10/24/29	12,584	13,352,160
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.050%(ff)	06/05/30(oo)	2,115	2,139,849
Sr. Unsec’d. Notes
5.130%(ff)	11/19/28	2,411	2,439,030
5.130%(ff)	03/03/31	930	941,735
5.240%(ff)	05/13/31(a)	5,130	5,208,276
5.286%(ff)	11/19/30	2,737	2,788,480
5.597%(ff)	05/17/28	2,155	2,193,158
5.887%(ff)	08/14/27	3,453	3,499,784
7.390%(ff)	11/03/28	1,678	1,780,559
Sub. Notes
5.874%(ff)	11/18/35	896	905,324
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35	2,094	2,139,494
6.208%(ff)	08/21/29	1,203	1,262,002
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, SOFR Index + 1.010%
5.422%(c)	03/25/29	2,745	2,744,088
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, 144A
6.625%	06/20/33	2,174	2,353,648
7.200%	11/28/33	1,636	1,833,045
Sub. Notes, 144A
4.950%(ff)	06/01/42	3,517	2,844,701

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (cont’d.)
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30	870	$878,565
KeyBank NA,
Sub. Notes
3.900%	04/13/29	1,250	1,206,745
KeyCorp,
Sr. Unsec’d. Notes, MTN
4.789%(ff)	06/01/33	3,205	3,123,757
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.179%(ff)	07/08/31	1,200	1,220,145
Sr. Unsec’d. Notes, MTN
4.833%(ff)	01/16/29	260	262,144
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	3,450	3,366,945
4.654%(ff)	10/18/30	3,382	3,388,986
5.042%(ff)	07/19/30	1,722	1,751,493
5.173%(ff)	01/16/30	1,510	1,541,819
5.192%(ff)	04/17/31	2,027	2,078,529
5.230%(ff)	01/15/31	2,875	2,948,044
5.449%(ff)	07/20/29	3,850	3,958,962
5.516%(ff)	11/19/55(a)	1,669	1,631,601
5.664%(ff)	04/17/36	5,204	5,394,570
6.407%(ff)	11/01/29	3,709	3,928,843
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	515	499,659
2.699%(ff)	01/22/31	2,421	2,231,341
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,081	924,604
1.928%(ff)	04/28/32	525	448,901
2.511%(ff)	10/20/32	513	449,445
4.889%(ff)	07/20/33(a)	2,355	2,357,757
5.424%(ff)	07/21/34	1,571	1,609,901
5.656%(ff)	04/18/30	2,680	2,785,324
Sub. Notes
2.484%(ff)	09/16/36	2,726	2,315,915
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28	1,810	1,848,372
National Australia Bank Ltd. (Australia),
Sub. Notes, 144A, MTN
2.332%	08/21/30	2,518	2,225,623
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)	695	692,705
8.125%(ff)	11/10/33(oo)	790	849,250
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 1.190%
5.022%	03/21/30	2,830	2,872,450
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.625%(ff)	09/13/33	1,175	1,164,773
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series T
3.400%(ff)	09/15/26(oo)	1,726	1,669,816

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32	2,009	$2,013,924
5.676%(ff)	01/22/35	1,378	1,431,086
6.875%(ff)	10/20/34	789	881,702
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30	3,642	3,632,189
5.694%(ff)	04/15/31	3,450	3,557,117
Societe Generale SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	11/21/29(oo)	2,649	2,692,046
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32	2,630	2,313,302
5.512%(ff)	05/22/31	1,065	1,085,603
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27	4,875	4,745,227
5.250%	02/19/27	470	474,785
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.018%(ff)	02/08/30	4,062	4,362,101
State Street Corp.,
Jr. Sub. Notes, Series I
6.700%(ff)	03/15/29(oo)	1,041	1,084,790
Jr. Sub. Notes, Series J
6.700%(ff)	09/15/29(a)(oo)	2,574	2,682,687
Sr. Unsec’d. Notes
4.834%	04/24/30	1,065	1,085,383
Svenska Handelsbanken AB (Sweden),
Sr. Non-Preferred Notes, 144A
5.500%	06/15/28	1,175	1,213,717
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.298%	01/30/32	1,745	1,788,719
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.122%(ff)	01/26/34	3,461	3,459,441
U.S. Bancorp,
Sr. Unsec’d. Notes
5.083%(ff)	05/15/31	1,285	1,310,988
5.678%(ff)	01/23/35	821	852,624
5.836%(ff)	06/12/34	1,704	1,789,511
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.000%	07/09/27	1,350	1,370,376
7.500%	02/15/28	2,517	2,712,791
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)	1,300	1,145,625
9.250%(ff)	11/13/28(oo)	1,690	1,842,100
9.250%(ff)	11/13/33(oo)	790	913,437
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	1,750	1,717,457
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27	544	530,174
3.127%(ff)	06/03/32	3,673	3,324,446

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)	804	$796,701
Sr. Unsec’d. Notes
5.150%(ff)	04/23/31	3,333	3,413,981
5.244%(ff)	01/24/31	3,440	3,528,858
5.389%(ff)	04/24/34	2,380	2,437,074
5.605%(ff)	04/23/36	8,268	8,534,370
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	1,921	1,851,252
3.584%(ff)	05/22/28	1,204	1,185,769
4.808%(ff)	07/25/28	1,163	1,172,609
4.897%(ff)	07/25/33	1,625	1,624,820
5.557%(ff)	07/25/34	3,608	3,725,924
5.574%(ff)	07/25/29	3,073	3,172,663
5.707%(ff)	04/22/28	3,002	3,069,652

			367,991,254

Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
(Belgium),
Gtd. Notes
4.700%	02/01/36	2,690	2,623,996
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	985	960,831
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.800%	01/23/59	139	142,649
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
5.300%	05/13/54	212	206,263
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	1,476	1,365,797
4.900%	05/01/33	1,082	1,071,830
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.350%	03/15/51	636	427,280
Pepsico Singapore Financing I Pte Ltd.,
Gtd. Notes
4.700%	02/16/34	2,305	2,287,473
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	1,184	997,851

			10,083,970

Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	2,155	1,973,773
3.150%	02/21/40	2,473	1,903,690
4.200%	02/22/52	1,462	1,143,053
4.663%	06/15/51	355	303,902
4.875%	03/01/53(a)	1,509	1,316,981
5.750%	03/02/63	1,259	1,224,001

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Biotechnology (cont’d.)
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30(a)	8,530	$7,685,142
5.750%	05/15/35	2,020	2,076,657
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,560	1,118,782
2.800%	10/01/50	2,543	1,596,818
5.250%	10/15/33(a)	2,764	2,856,705
5.500%	11/15/54	270	264,931

			23,464,435

Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	328	291,722
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/30	2,715	2,750,609
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	519	422,539
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	2,435	2,520,591
5.419%	11/15/48	710	715,634
EIDP, Inc.,
Sr. Unsec’d. Notes
5.125%	05/15/32	1,245	1,268,534

			7,969,629

Commercial Services — 0.4%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
3.750%	01/30/30	270	257,006
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	451	414,918
3.200%	08/15/29	7,818	7,391,143
Quanta Services, Inc.,
Sr. Unsec’d. Notes
2.900%	10/01/30(a)	689	635,648
5.250%	08/09/34	3,139	3,176,823
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	503	328,940
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52(a)	843	655,552

			12,860,030

Computers — 0.5%
Accenture Capital, Inc.,
Gtd. Notes
4.250%	10/04/31	1,351	1,337,078
4.500%	10/04/34	1,338	1,301,649

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Computers (cont’d.)
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	02/08/51	673	$418,083
2.700%	08/05/51	2,618	1,638,096
2.800%	02/08/61	928	549,238
2.950%	09/11/49	1,135	762,040
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.550%	10/15/29	465	462,716
IBM International Capital Pte Ltd.,
Gtd. Notes
4.750%	02/05/31	1,691	1,708,256
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	1,409	1,233,448
4.375%	05/15/30	5,065	4,994,842
5.400%	03/15/32	1,505	1,540,105

			15,945,551

Cosmetics/Personal Care — 0.0%
Kenvue, Inc.,
Gtd. Notes
5.200%	03/22/63(a)	855	791,172

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	1,244	1,184,832
3.300%	01/30/32	2,908	2,635,066
American Express Co.,
Sr. Unsec’d. Notes
4.731%(ff)	04/25/29(a)	991	1,001,760
5.667%(ff)	04/25/36	780	807,998
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.150%	01/15/30	4,505	4,532,188
5.375%	05/30/30	4,740	4,822,926
5.750%	11/15/29	415	424,869
6.375%	05/04/28	945	982,072

			16,391,711

Electric — 5.2%
AES Corp. (The),
Sr. Unsec’d. Notes
5.450%	06/01/28	1,759	1,798,125
5.800%	03/15/32	1,006	1,021,409
Alliant Energy Finance LLC,
Gtd. Notes, 144A
5.950%	03/30/29(a)	2,953	3,095,045
Ameren Corp.,
Sr. Unsec’d. Notes
5.375%	03/15/35	3,305	3,325,978
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.650%	06/01/54(a)	1,860	1,843,353
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.600%	05/01/53	812	679,135

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	3,610	$3,562,288
5.000%	02/01/31	575	568,579
5.125%	03/15/28	1,430	1,428,667
CMS Energy Corp.,
Jr. Sub. Notes
6.500%(ff)	06/01/55	1,310	1,314,029
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51	1,114	779,800
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	290	284,488
Consumers Energy Co.,
First Mortgage
3.950%	05/15/43	1,307	1,068,365
4.500%	01/15/31	1,201	1,204,639
Dominion Energy, Inc.,
Jr. Sub. Notes, Series B
7.000%(ff)	06/01/54	1,219	1,304,935
Sr. Unsec’d. Notes
4.700%	12/01/44	759	649,967
5.450%	03/15/35	784	790,947
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41	1,404	1,267,577
DTE Energy Co.,
Sr. Unsec’d. Notes
5.200%	04/01/30	3,950	4,044,073
Duke Energy Carolinas LLC,
First Mortgage
5.400%	01/15/54	267	257,088
First Ref. Mortgage
4.000%	09/30/42	467	385,617
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	2,008	1,233,293
5.250%	03/01/34	2,941	3,004,937
5.400%	04/01/53	1,337	1,274,818
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	265	272,535
5.300%	06/15/35	3,180	3,229,898
5.550%	03/15/54	993	970,314
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	328	204,367
4.375%	03/30/44	313	265,066
5.050%	03/15/35	2,212	2,222,824
5.250%	03/15/33	539	556,261
5.550%	03/15/55	80	78,245
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	286	277,543
Edison International,
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(oo)	1,943	1,682,110

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes
5.250%	03/15/32	572	$542,174
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
6.375%	01/13/55	1,485	1,483,187
Emera US Finance LP (Canada),
Gtd. Notes
2.639%	06/15/31	1,797	1,572,445
4.750%	06/15/46	1,475	1,220,834
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
2.875%	07/12/41	800	543,940
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28	4,387	4,090,133
2.500%	07/12/31	1,382	1,211,403
3.500%	04/06/28	770	750,745
5.125%	06/26/29	2,057	2,093,911
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29	1,235	1,263,691
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54	777	771,867
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54	3,384	3,501,611
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30	522	451,753
2.900%	03/15/51	366	226,770
5.150%	09/15/34	140	140,958
5.700%	03/15/54	1,152	1,136,861
5.800%	03/15/55	1,430	1,431,498
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	418	289,854
5.800%	04/15/55	2,069	2,074,204
Entergy Texas, Inc.,
First Mortgage
3.450%	12/01/27	32	31,197
5.550%	09/15/54	380	362,930
Exelon Corp.,
Jr. Sub. Notes
6.500%(ff)	03/15/55	1,785	1,815,375
Fells Point Funding Trust,
Sr. Unsec’d. Notes, 144A
3.046%	01/31/27	4,227	4,137,285
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49	638	541,140
Florida Power & Light Co.,
First Mortgage
5.700%	03/15/55	1,603	1,624,640
5.800%	03/15/65	377	382,276

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	454	$445,971
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	5,128	4,767,338
5.400%	06/01/33	2,351	2,377,205
5.650%	05/09/34	2,638	2,704,561
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
5.100%	01/15/35	406	405,236
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	4,473	3,922,344
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
1.729%	11/24/30	661	567,078
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	1,123	1,106,098
5.400%	12/15/43	1,117	1,090,120
Nevada Power Co.,
Jr. Sub. Notes
6.250%(ff)	05/15/55	2,770	2,757,919
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
5.450%	03/15/35(a)	1,750	1,785,215
5.900%	03/15/55	2,205	2,212,615
6.375%(ff)	08/15/55	435	444,958
6.750%(ff)	06/15/54	1,219	1,266,347
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.278%	12/15/28	530	526,126
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.450%	06/15/29	2,560	2,518,281
7.000%	03/15/33	1,327	1,456,285
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	964	587,899
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	442	383,671
4.400%	03/01/32	1,151	1,079,393
4.450%	04/15/42	547	432,138
4.500%	07/01/40	1,507	1,253,902
4.550%	07/01/30	1,191	1,161,816
4.600%	06/15/43	683	541,259
5.550%	05/15/29	1,896	1,926,473
5.700%	03/01/35	1,509	1,497,021
6.000%	08/15/35	1,808	1,827,958
6.100%	01/15/29	1,157	1,198,630
6.150%	01/15/33	518	533,860
6.400%	06/15/33	2,681	2,800,573
Sr. Sec’d. Notes
3.250%	06/01/31	1,925	1,729,729

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
PacifiCorp,
First Mortgage
2.900%	06/15/52	963	$572,116
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28	1,040	1,101,098
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	980	615,073
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55	1,563	1,482,464
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	1,887	1,553,191
First Mortgage, Series 36
2.700%	01/15/51	378	223,665
First Mortgage, Series 39
4.500%	06/01/52	408	332,155
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.200%	01/15/35	1,241	1,241,021
5.450%	01/15/36	4,600	4,633,616
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	262	139,566
2.700%	05/01/50	230	143,504
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	538	508,228
Sr. Sec’d. Notes, 144A
5.725%	03/15/35	2,218	2,235,087
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
5.638%	04/15/41	1,183	1,171,165
5.685%	06/15/54	432	423,825
San Diego Gas & Electric Co.,
First Mortgage
4.950%	08/15/28	945	964,578
5.350%	04/01/53	4,715	4,397,878
5.400%	04/15/35	2,620	2,675,743
Sempra,
Jr. Sub. Notes
6.875%(ff)	10/01/54	1,183	1,196,345
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34	4,786	4,644,736
5.250%	03/15/30	1,173	1,184,030
5.450%	03/01/35	543	533,275
5.700%	03/01/53	265	238,244
5.850%	11/01/27	751	769,598
5.875%	12/01/53	1,956	1,786,471
5.900%	03/01/55	160	146,390
First Mortgage, Series A
4.200%	03/01/29	1,538	1,505,753
First Ref. Mortgage, Series B
3.650%	03/01/28	1,189	1,155,976

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (cont’d.)
First Ref. Mortgage, Series C
3.600%	02/01/45	428	$294,803
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	574	538,036
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	2,493	2,158,533
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	217	163,217
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	445	383,920
Union Electric Co.,
First Mortgage
2.150%	03/15/32	834	718,322
3.900%	04/01/52	208	158,315
5.200%	04/01/34	1,068	1,086,211
5.250%	04/15/35	1,715	1,750,415
5.250%	01/15/54	1,033	956,178
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	2,042	1,148,745
5.700%	08/15/53	852	840,297
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
5.700%	12/30/34	2,366	2,408,813
6.000%	04/15/34	1,337	1,388,998
6.950%	10/15/33	1,500	1,648,940

			180,165,550

Electronics — 0.0%
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
5.000%	05/09/35	910	903,795

Entertainment — 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32(a)	5,016	3,730,013
4.279%	03/15/32	151	127,356

			3,857,369

Environmental Control — 0.2%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	09/01/28	680	653,466
6.750%	01/15/31	6,175	6,452,505
Veralto Corp.,
Gtd. Notes
5.350%	09/18/28	1,227	1,264,812

			8,370,783

Foods — 0.8%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	2,583	2,552,004
6.050%	01/15/29	837	872,949

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Foods (cont’d.)
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	600	$524,580
3.625%	01/15/32	1,045	955,381
4.375%	02/02/52	1,266	977,103
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
Gtd. Notes, 144A
5.500%	01/15/36	3,845	3,839,794
6.375%	04/15/66	1,240	1,246,765
Kroger Co. (The),
Sr. Unsec’d. Notes
5.650%	09/15/64	1,987	1,882,850
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39	630	542,516
Sr. Unsec’d. Notes, 144A
4.600%	03/01/28	3,195	3,221,508
5.000%	03/01/32	1,110	1,124,844
5.200%	03/01/35	1,600	1,618,836
5.650%	05/01/45	1,066	1,066,955
5.700%	05/01/55	2,565	2,558,561
5.800%	05/01/65	1,036	1,035,155
Smithfield Foods, Inc.,
Gtd. Notes, 144A
3.000%	10/15/30	2,615	2,380,161

			26,399,962

Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	430	405,025
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54	1,232	1,283,921
Sr. Unsec’d. Notes
5.800%	02/01/42	183	178,805
5.950%	06/15/41	1,117	1,136,622
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.350%	06/01/50	1,271	850,380
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33	1,810	1,898,329
Gtd. Notes, Series 20-A
1.750%	01/15/31	559	480,860
Gtd. Notes, Series 21A
3.150%	09/30/51	1,363	869,888

			7,103,830

Healthcare-Products — 0.6%
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.272%	12/01/28	2,605	2,425,128
2.539%	02/01/32(a)	7,117	6,208,310

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Solventum Corp.,
Gtd. Notes
5.400%	03/01/29	4,972	$5,120,612
5.450%	03/13/31	2,948	3,060,023
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/34	3,453	3,462,575
5.500%	02/19/35	2,162	2,215,847

			22,492,495

Healthcare-Services — 1.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.750%	03/15/44	883	748,219
6.750%	12/15/37	993	1,073,182
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	779	714,987
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30	271	238,159
Cigna Group (The),
Sr. Unsec’d. Notes
5.600%	02/15/54(a)	1,766	1,689,396
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	235	205,840
6.100%	10/15/52	1,660	1,690,715
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	3,517	3,455,560
4.500%	02/15/27	1,593	1,593,377
4.625%	03/15/52	3,792	3,047,669
5.200%	06/01/28	2,093	2,138,628
5.500%	03/01/32	2,750	2,838,179
5.625%	09/01/28	1,761	1,813,093
5.750%	03/01/35	1,730	1,778,671
5.875%	02/01/29(a)	2,525	2,620,705
5.950%	09/15/54(a)	1,129	1,097,222
6.200%	03/01/55	341	343,261
Iowa Health System,
Unsec’d. Notes, Series 2020
3.665%	02/15/50	701	512,738
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	237	162,834
OhioHealth Corp.,
Sec’d. Notes
2.297%	11/15/31	804	710,850
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	980	819,737
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/27	459	463,188
5.000%	12/15/34	2,521	2,509,111

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Roche Holdings, Inc.,
Gtd. Notes, 144A
5.338%	11/13/28	1,651	$1,713,486
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	194	185,101
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	2,427	1,759,695
2.900%	05/15/50	522	324,846
3.050%	05/15/41	358	263,011
3.250%	05/15/51	510	338,052
3.500%	08/15/39	743	599,664
5.350%	02/15/33	2,900	2,985,036
5.375%	04/15/54	445	415,765
6.050%	02/15/63	618	626,444
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	608	377,837

			41,854,258

Home Builders — 0.1%
Lennar Corp.,
Sr. Unsec’d. Notes
5.200%	07/30/30	1,420	1,446,932
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43(a)	1,634	1,473,155

			2,920,087

Insurance — 0.4%
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	449	347,306
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.572%	02/15/29	745	742,565
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	427	422,079
Met Tower Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.250%	04/12/29	2,274	2,343,862
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	525	491,234
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	2,539	2,576,107
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	334	257,482
New York Life Global Funding,
Sec’d. Notes, 144A
1.200%	08/07/30	773	660,071
Sr. Sec’d. Notes, 144A
1.850%	08/01/31	822	708,172

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (cont’d.)
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	537	$396,550
4.450%	05/15/69	202	157,299
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	598	454,774
6.063%	03/30/40	538	564,893
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	751	502,988
6.850%	12/16/39	2,168	2,444,619

			13,070,001

Internet — 0.7%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	905	607,360
5.250%	05/15/55	670	659,607
5.300%	05/15/65	530	519,031
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	665	399,613
2.700%	06/03/60	291	167,072
3.100%	05/12/51	514	346,441
3.600%	04/13/32	1,158	1,108,164
3.875%	08/22/37(a)	2,396	2,166,433
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/52	2,448	2,063,180
5.400%	08/15/54	4,024	3,923,117
5.550%	08/15/64	848	828,957
5.600%	05/15/53	954	953,575
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	929	948,116
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29	2,826	2,952,001
Uber Technologies, Inc.,
Gtd. Notes, 144A
4.500%	08/15/29	2,326	2,314,026
Sr. Unsec’d. Notes
4.800%	09/15/34	1,785	1,757,295
5.350%	09/15/54(a)	1,972	1,842,806

			23,556,794

Investment Companies — 0.0%
CFAMC II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	339,660

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.100%	04/15/32	810	820,437
5.500%	04/15/37	1,455	1,455,203

			2,275,640

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
5.200%	05/15/35	1,860	$1,895,588

Machinery-Diversified — 0.1%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	04/15/28	2,251	2,317,220
6.400%	04/15/33	549	580,007

			2,897,227

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,231	1,134,424
3.500%	06/01/41	3,598	2,610,885
3.500%	03/01/42	2,279	1,626,069
3.700%	04/01/51	1,721	1,147,103
4.800%	03/01/50	1,316	1,053,951
4.908%	07/23/25	453	452,952
6.384%	10/23/35	121	127,100
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	1,678	1,470,237
2.650%	02/01/30	4,658	4,326,912
2.800%	01/15/51	701	419,751
2.887%	11/01/51	4,521	2,748,189
2.937%	11/01/56	6,629	3,891,531
3.750%	04/01/40	1,717	1,422,785
5.300%	05/15/35(a)	3,215	3,275,162
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	746	593,856
5.500%	09/01/41	1,490	1,354,140
5.875%	11/15/40	1,643	1,576,895
6.550%	05/01/37	883	912,181

			30,144,123

Mining — 0.4%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	1,186	1,069,997
4.750%	03/16/52	985	818,781
5.750%	04/05/34	800	821,492
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	270	250,509
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43	1,690	1,600,032
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.186%	04/01/30	780	795,261
5.400%	05/08/28	1,501	1,532,245
5.673%	04/01/35(a)	5,295	5,401,866

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Mining (cont’d.)
6.375%	10/06/30	1,257	$1,347,424

			13,637,607

Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	1,900	1,634,024

Oil & Gas — 1.7%
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30	1,726	1,737,396
BG Energy Capital PLC,
Gtd. Notes, 144A
5.125%	10/15/41	1,300	1,225,983
ConocoPhillips Co.,
Gtd. Notes
5.550%	03/15/54(a)	883	843,546
5.700%	09/15/63	1,576	1,509,691
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55	2,622	2,440,553
Diamondback Energy, Inc.,
Gtd. Notes
5.750%	04/18/54	754	699,997
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	2,110	2,003,084
5.950%	05/15/54	2,089	2,009,823
EQT Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29	665	656,734
4.750%	01/15/31	3,570	3,514,491
6.375%	04/01/29	2,920	3,011,032
7.500%	06/01/30	931	1,023,231
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	3,078	2,988,868
5.375%	02/01/29	202	202,266
5.375%	03/15/30	3,705	3,717,567
Gtd. Notes, 144A
5.875%	02/01/29	1,617	1,624,037
6.750%	04/15/29	3,112	3,151,089
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.227%	03/19/40	1,936	1,730,879
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	1,881	1,867,750
6.000%	01/15/40	2,925	3,080,267
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	512	426,570
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45	1,250	954,257

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33	724	$747,299
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	2,597	2,578,821
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,790	2,473,681
2.150%	01/15/31	3,236	2,873,907
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	1,619	1,508,114
6.875%	09/19/33	1,385	1,510,378
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	1,456	1,063,344
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54	344	320,938
5.488%	04/05/54	1,326	1,269,993
5.638%	04/05/64	1,581	1,531,502
Woodside Finance Ltd. (Australia),
Gtd. Notes
5.400%	05/19/30	2,310	2,341,350

			58,638,438

Packaging & Containers — 0.3%
Amcor Flexibles North America, Inc.,
Gtd. Notes, 144A
5.100%	03/17/30	1,110	1,128,906
5.500%	03/17/35	1,770	1,796,315
Berry Global, Inc.,
Sr. Sec’d. Notes
5.650%	01/15/34	2,032	2,101,389
5.800%	06/15/31	1,528	1,606,860
Sonoco Products Co.,
Sr. Unsec’d. Notes
4.600%	09/01/29	1,404	1,400,771
5.000%	09/01/34(a)	2,265	2,204,218

			10,238,459

Pharmaceuticals — 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	750	657,124
4.250%	11/21/49	4,227	3,482,986
4.400%	11/06/42	534	469,098
4.625%	10/01/42	1,113	1,003,587
4.800%	03/15/29	4,150	4,231,195
5.500%	03/15/64	1,015	984,430
5.600%	03/15/55	540	539,946
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	669	459,402
3.700%	03/15/52	300	218,420
3.900%	03/15/62	768	549,923

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
5.200%	02/22/34	418	$427,979
5.550%	02/22/54(a)	2,945	2,868,974
5.650%	02/22/64	2,110	2,047,561
6.250%	11/15/53	2,308	2,469,611
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/54	555	546,908
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	4,395	3,969,770
2.800%	05/15/30	1,949	1,810,825
4.850%	12/15/29	322	326,925
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	234	214,684
5.875%	06/01/53	2,309	2,206,842
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	349	331,857
Merck & Co., Inc.,
Sr. Unsec’d. Notes
5.150%	05/17/63	340	313,057
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33	651	648,936
5.340%	05/19/63	2,624	2,433,735
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.650%	07/05/44	329	326,219
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	3,452	3,101,214
4.700%	02/01/43	1,060	967,553

			37,608,761

Pipelines — 2.3%
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	1,267	1,222,208
5.125%	06/30/27	1,336	1,349,005
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	2,390	2,141,633
4.500%	10/01/29	2,999	2,966,450
5.750%	08/15/34	1,276	1,310,158
Gtd. Notes, 144A
5.550%	10/30/35	1,616	1,628,879
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	1,446	1,443,872
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.097%	10/01/31	813	816,728
6.042%	08/15/28	354	368,559
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.439%	02/15/35	1,990	2,001,567

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.927%	08/15/30	455	$480,326
6.036%	11/15/33	828	869,278
DT Midstream, Inc.,
Gtd. Notes, 144A
4.125%	06/15/29	1,856	1,793,828
4.375%	06/15/31	1,435	1,374,954
Energy Transfer LP,
Gtd. Notes, 144A
5.625%	05/01/27	1,205	1,205,553
6.000%	02/01/29	3,643	3,701,776
7.375%	02/01/31	4,216	4,419,037
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,648	1,680,558
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,400	1,406,939
Sr. Unsec’d. Notes
5.700%	04/01/35	1,490	1,517,437
6.400%	12/01/30	936	1,009,567
6.550%	12/01/33	728	789,842
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	515	517,495
Enterprise Products Operating LLC,
Gtd. Notes, Series H
6.650%	10/15/34	1,382	1,535,055
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.500%	10/15/30	4,940	4,960,051
6.500%	06/01/29	1,005	1,032,897
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	662	573,947
6.375%	03/01/41	1,130	1,172,149
Kinder Morgan, Inc.,
Gtd. Notes
5.150%	06/01/30	930	949,991
5.850%	06/01/35	355	367,904
Sr. Unsec’d. Notes
5.400%	02/01/34	5	5,065
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	4,057	4,092,867
MPLX LP,
Sr. Unsec’d. Notes
5.500%	06/01/34	1,298	1,304,248
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	858	853,850
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	442	291,235
4.300%	01/15/49	318	252,766
ONEOK, Inc.,
Gtd. Notes
5.050%	04/01/45	542	460,065
5.375%	06/01/29	543	554,543
5.600%	04/01/44	1,895	1,728,587
6.100%	11/15/32	270	285,477

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (cont’d.)
6.625%	09/01/53	1,766	$1,836,332
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	2,728	2,714,371
4.500%	05/15/30(a)	1,430	1,427,253
South Bow USA Infrastructure Holdings LLC (Canada),
Gtd. Notes, 144A
4.911%	09/01/27	848	853,612
5.026%	10/01/29	2,389	2,393,159
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
5.600%	03/31/34	820	832,495
6.100%	06/01/40	574	594,022
Transcanada Trust (Canada),
Gtd. Notes, Series 16-A
5.875%(ff)	08/15/76	1,060	1,063,678
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/30	2,095	2,160,665
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.800%	11/15/29	2,712	2,746,118
5.300%	08/15/28	3,391	3,484,801
5.300%	09/30/35	2,045	2,047,136
6.000%	03/15/55	1,421	1,421,522

			80,011,510

Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	3,820	3,170,699
3.550%	03/15/52	1,183	796,425
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
4.950%	06/15/30	590	595,836
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29	2,424	2,482,023
5.450%	02/15/34	1,325	1,362,413
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	553	489,239
Crown Castle, Inc.,
Sr. Unsec’d. Notes
3.650%	09/01/27	1,709	1,680,045
4.300%	02/15/29	883	871,819
5.000%	01/11/28	784	792,012
5.600%	06/01/29	2,163	2,234,088
Equinix Europe 2 Financing Corp. LLC,
Gtd. Notes
5.500%	06/15/34(a)	2,402	2,460,411
ERP Operating LP,
Sr. Unsec’d. Notes
4.950%	06/15/32(a)	980	990,485
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	1,101	1,026,225

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Extra Space Storage LP,
Gtd. Notes
5.500%	07/01/30	1,352	$1,402,079
Healthpeak OP LLC,
Gtd. Notes
5.375%	02/15/35	790	798,073
NNN REIT, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	505	311,172
3.100%	04/15/50	1,546	984,826
3.500%	04/15/51	1,050	722,663
Realty Income Corp.,
Sr. Unsec’d. Notes
2.850%	12/15/32	667	583,989
5.125%	04/15/35	530	530,705
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,116	1,055,551
3.700%	06/15/30	879	849,522
UDR, Inc.,
Gtd. Notes
5.125%	09/01/34	2,497	2,472,322
Gtd. Notes, MTN
4.400%	01/26/29	595	594,707
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30	3,731	3,498,706
4.000%	03/01/28	318	315,088
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	2,368	2,083,454
2.450%	02/01/32	343	294,278

			35,448,855

Retail — 0.1%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51	1,426	804,349
3.300%	04/15/40	501	399,928
3.350%	04/15/50	547	383,690
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	3,769	2,633,209
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	720	522,598
3.700%	02/15/42	570	451,040

			5,194,814

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Preferred Notes, 144A
5.127%	07/29/29	2,517	2,575,293

Semiconductors — 0.9%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
4.393%	06/01/52(a)	927	775,531

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Broadcom, Inc.,
Gtd. Notes, 144A
3.750%	02/15/51	502	$375,336
Sr. Unsec’d. Notes
4.550%	02/15/32	450	445,861
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	6,335	5,343,661
3.419%	04/15/33	1,003	908,481
3.469%	04/15/34	1,820	1,623,421
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.500%	01/25/31	905	928,009
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42	1,225	983,415
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31	1,745	1,587,588
4.750%	07/15/30	250	251,134
Sr. Unsec’d. Notes
5.450%	07/15/35	1,885	1,898,596
5.750%	02/15/29	3,006	3,128,470
5.950%	09/15/33	3,452	3,643,808
Microchip Technology, Inc.,
Gtd. Notes
5.050%	02/15/30	1,430	1,450,729
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.875%	02/09/33	1,680	1,751,533
6.050%	11/01/35	3,145	3,289,427
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
5.000%	03/14/53	404	372,532
5.050%	05/18/63	990	909,148
5.150%	02/08/54(a)	700	660,056

			30,326,736

Software — 0.9%
Cadence Design Systems, Inc.,
Sr. Unsec’d. Notes
4.700%	09/10/34	2,926	2,890,039
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	1,233	1,070,215
2.950%	02/15/51	1,303	813,461
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/50	1,633	1,001,829
2.525%	06/01/50	1,205	744,956
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	774	619,466
3.600%	04/01/50	3,756	2,624,943
3.950%	03/25/51	314	231,671
4.375%	05/15/55	1,205	942,247
5.375%	09/27/54	940	858,121
6.000%	08/03/55	3,705	3,699,210

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	4,229	$3,994,749
4.500%	10/15/29	795	796,398
4.750%	02/15/32	530	531,043
Salesforce, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/41	1,530	1,099,409
Synopsys, Inc.,
Sr. Unsec’d. Notes
4.850%	04/01/30	1,570	1,592,135
5.000%	04/01/32	749	758,545
5.150%	04/01/35	18	18,146
5.700%	04/01/55	980	973,953
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.950%	03/28/28	377	382,729
5.400%	06/12/29	513	528,551
5.600%	06/12/34	3,540	3,667,051

			29,838,867

Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	2,921	2,445,165
3.500%	06/01/41	2,681	2,102,708
3.500%	09/15/53	512	346,626
3.550%	09/15/55	3,942	2,659,025
3.650%	09/15/59	1,063	712,840
3.800%	12/01/57	2,826	1,977,215
5.400%	02/15/34	938	965,289
6.050%	08/15/56(a)	1,050	1,072,706
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	3,815	3,542,468
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	1,351	1,450,234
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	2,649	2,487,520
3.300%	02/15/51	2,665	1,765,835
3.875%	04/15/30	3,130	3,039,082
5.125%	05/15/32	1,947	1,984,305
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33(a)	1,598	1,681,079
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31	5,024	4,336,554
Sr. Unsec’d. Notes, 144A
5.401%	07/02/37	12,171	12,241,491
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.750%	06/28/54	623	596,444

			45,406,586

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation — 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.900%	08/01/46	362	$288,943
4.150%	04/01/45	374	313,514
5.200%	04/15/54(a)	2,542	2,404,663
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51(a)	4,075	2,645,354
4.700%	05/01/48	1,285	1,128,790
4.950%	08/15/45	285	259,140
5.950%	05/15/37	330	350,554
FedEx Corp.,
Gtd. Notes, 144A
3.250%	05/15/41	347	248,444
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	439	287,715
3.950%	10/01/42	517	422,115
4.450%	06/15/45	1,030	878,514
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.891%	04/06/36	2,238	1,853,036
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	1,253	1,048,414

			12,129,196

TOTAL CORPORATE BONDS (cost $1,261,244,696)			1,283,076,058

MUNICIPAL BONDS — 0.0%
California — 0.0%
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	20	17,474
2.199%	05/01/31	201	177,074

			194,548

Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	102	110,954
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	342	358,959

			469,913

New York — 0.0%
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	415	345,603

TOTAL MUNICIPAL BONDS (cost $1,003,244)			1,010,064

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.3%
Fannie Mae Interest Strips,
Series 369, Class 12, IO
5.500%(cc)	05/25/36	65	11,129

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 383, Class 60, IO
6.500%	10/25/37	28	$5,195
Series 417, Class C11, IO
2.500%	02/25/28	442	10,972
Fannie Mae REMIC,
Series 2005-057, Class NK, 30 Day Average SOFR x (4) + 21.542% (Cap 22.000%, Floor 0.000%)
4.321%(c)	07/25/35	19	21,280
Series 2006-02, Class LY, 30 Day Average SOFR x (16) + 94.168% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	6	6,530
Series 2006-044, Class P, PO
2.535%(s)	12/25/33	13	11,586
Series 2006-20, Class IB, IO, 30 Day Average SOFR x (1) + 6.476% (Cap 6.590%, Floor 0.000%)
2.170%(c)	04/25/36	79	7,542
Series 2006-23, Class NS, 30 Day Average SOFR x (18) + 105.939% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	23	24,981
Series 2007-058, Class SV, IO, 30 Day Average SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
2.330%(c)	06/25/37	87	8,060
Series 2007-102, Class SA, IO, 30 Day Average SOFR x (1) + 6.286% (Cap 6.400%, Floor 0.000%)
1.980%(c)	11/25/37	156	12,214
Series 2007-109, Class YI, IO, 30 Day Average SOFR x (1) + 6.336% (Cap 6.450%, Floor 0.000%)
2.030%(c)	12/25/37	155	16,574
Series 2008-85, Class EB
5.000%	09/25/28	5	5,209
Series 2008-91, Class SI, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.580%(c)	03/25/38	66	2,667
Series 2009-112, Class ST, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
1.830%(c)	01/25/40	142	14,482
Series 2009-112, Class SW, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
1.830%(c)	01/25/40	93	8,516
Series 2010-35, Class SB, IO, 30 Day Average SOFR x (1) + 6.306% (Cap 6.420%, Floor 0.000%)
2.000%(c)	04/25/40	41	2,606
Series 2010-49, Class SC, 30 Day Average SOFR x (2) + 12.431% (Cap 12.660%, Floor 0.000%)
3.821%(c)	03/25/40	22	21,161
Series 2013-13, Class IK, IO
2.500%	03/25/28	144	3,238
Series 2021-86, Class T
2.500%	09/25/48	18,227	16,034,477
Series 2022-88, Class BV
5.500%	11/25/33	2,723	2,807,546
Series 2024-14, Class CA
5.000%	01/25/46	5,640	5,759,674
Series 2024-67, Class FA, 30 Day Average SOFR + 1.170% (Cap 6.500%, Floor 1.170%)
5.475%(c)	09/25/54	8,806	8,767,374

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
2.212%(s)	05/25/44	148	$108,742
Series 2004-W12, Class 1PO, PO
1.287%(s)	07/25/44	99	83,854
Fannie Mae Trust,
Series 2004-W09, Class 1PO, PO
1.930%(s)	02/25/44	152	113,005
Freddie Mac REMIC,
Series 2611, Class TM, 30 Day Average SOFR x (10) + 63.855% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	8	8,470
Series 2643, Class SA, 30 Day Average SOFR x (7) + 44.756% (Cap 45.500%, Floor 0.000%)
16.781%(c)	03/15/32	3	3,243
Series 2922, Class SU, 30 Day Average SOFR x (2) + 14.071% (Cap 14.300%, Floor 0.000%)
5.463%(c)	02/15/35	27	27,625
Series 2990, Class SR, IO, 30 Day Average SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
2.232%(c)	03/15/35	20	100
Series 3126, Class AO, PO
1.897%(s)	03/15/36	13	11,167
Series 3201, Class IN, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
1.832%(c)	08/15/36	74	5,045
Series 3218, Class HS, IO, 30 Day Average SOFR x (1) + 7.086% (Cap 7.200%, Floor 0.000%)
2.782%(c)	09/15/26	13	186
Series 3237, Class BO, PO
2.730%(s)	11/15/36	132	112,596
Series 3306, Class TB, 30 Day Average SOFR + 2.864% (Cap 8.840%, Floor 0.000%)
7.168%(c)	04/15/37	8	7,698
Series 3306, Class TC, 30 Day Average SOFR + 2.324% (Cap 8.640%, Floor 0.000%)
6.628%(c)	04/15/37	7	6,731
Series 3385, Class SN, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.582%(c)	11/15/37	15	990
Series 3609, Class SA, IO, 30 Day Average SOFR x (1) + 6.226% (Cap 6.340%, Floor 0.000%)
1.922%(c)	12/15/39	164	10,348
Series 3740, Class SB, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.582%(c)	10/15/40	45	3,843
Series 3852, Class QN, 30 Day Average SOFR x (4) + 26.796% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	49	46,777
Series 3852, Class TP, 30 Day Average SOFR x (4) + 27.080% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	60	60,095
Series 4030, Class IL, IO
3.500%	04/15/27	37	381
Series 5195, Class CA
2.500%	12/25/47	14,340	12,869,677

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 5202, Class AK
3.000%	10/25/49	3,209	$2,973,005
Series 5470, Class FG, 30 Day Average SOFR + 1.200% (Cap 6.500%, Floor 1.200%)
5.505%(c)	11/25/54	11,823	11,797,189
Series 5472, Class FE, 30 Day Average SOFR + 1.350% (Cap 6.500%, Floor 1.350%)
5.655%(c)	11/25/54	11,757	11,778,306
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27	147	3,558
Government National Mortgage Assoc.,
Series 2004-19, Class KE
5.000%	03/16/34	482	479,708
Series 2004-86, Class SP, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
1.668%(c)	09/20/34	42	529
Series 2006-26, Class S, IO, 1 Month SOFR x (1) + 6.386% (Cap 6.500%, Floor 0.250%)
2.068%(c)	06/20/36	109	2,072
Series 2007-16, Class KU, IO, 1 Month SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
2.218%(c)	04/20/37	123	4,876
Series 2007-24, Class SA, IO, 1 Month SOFR x (1) + 6.396% (Cap 6.510%, Floor 0.000%)
2.078%(c)	05/20/37	308	17,054
Series 2007-58, Class SD, IO, 1 Month SOFR x (1) + 6.376% (Cap 6.490%, Floor 0.000%)
2.058%(c)	10/20/37	213	2,253
Series 2008-73, Class SK, IO, 1 Month SOFR x (1) + 6.626% (Cap 6.740%, Floor 0.000%)
2.308%(c)	08/20/38	160	7,632
Series 2008-79, Class SA, IO, 1 Month SOFR x (1) + 7.436% (Cap 7.550%, Floor 0.000%)
3.118%(c)	09/20/38	82	3,116
Series 2009-016, Class SJ, IO, 1 Month SOFR x (1) + 6.686% (Cap 6.800%, Floor 0.000%)
2.368%(c)	05/20/37	210	10,558
Series 2009-036, Class IE, IO, 1 Month SOFR x (3) + 20.285% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	421	3,141
Series 2009-065, Class LB
6.000%	07/16/39	14	14,491
Series 2009-106, Class ST, IO, 1 Month SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
1.568%(c)	02/20/38	155	4,760
Series 2009-106, Class XL, IO, 1 Month SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
2.318%(c)	06/20/37	98	4,905
Series 2009-127, Class IA, IO, 1 Month SOFR x (1) + 6.336% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	675	2,140
Series 2010-031, Class SK, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
1.668%(c)	11/20/34	96	2,330
Series 2010-085, Class ID, IO
6.000%	09/20/39	66	5,178

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2010-157, Class OP, PO
1.673%(s)	12/20/40	108		$92,387
Series 2012-H24, Class FG, 1 Month SOFR + 0.544% (Cap 5.590%, Floor 0.430%)
4.876%(c)	04/20/60	—(r	)	451
Series 2013-184, Class KZ
2.500%	12/20/43	889		678,230
Series 2013-H04, Class BA
1.650%	02/20/63	3		2,506
Series 2013-H05, Class FB, 1 Month SOFR + 0.514% (Cap N/A, Floor 0.400%)
4.839%(c)	02/20/62	5		4,711
Series 2025-1, Class GC
3.500%	10/20/51	5,543		5,301,801

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $79,190,739)				80,240,473

SOVEREIGN BONDS — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200		131,800
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 10Y
5.625%	02/19/35	4,355		4,428,897
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.771%	05/24/61	924		544,236
4.280%	08/14/41	2,969		2,283,903
6.000%	05/07/36	3,717		3,666,820
6.338%	05/04/53	2,406		2,212,317
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	566		322,620
4.500%	04/01/56	200		129,938
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55	733		498,440

TOTAL SOVEREIGN BONDS (cost $14,604,066)				14,218,971

U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.4%
Federal Farm Credit Bank
0.680%	08/26/26	5,000		4,795,145
1.680%	09/17/35	12,090		9,022,998
2.100%	02/25/36	6,800		5,211,138
2.350%	03/10/36	6,390		5,019,322
2.500%	04/14/36	4,000		3,194,285
2.750%	02/02/37	7,490		6,012,085
3.360%	02/23/37	20,000		17,124,592
Federal Home Loan Bank
1.750%	04/23/30	658		589,054
1.830%	03/11/30	756		681,589
1.930%	02/11/36	12,980		9,897,809
2.090%	02/22/36	10,795		8,341,473
Federal Home Loan Mortgage Corp.
2.500%	07/01/50	940		790,841

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	08/01/50	2,452	$2,067,216
2.500%	02/01/51	913	767,335
2.500%	02/01/51	1,866	1,573,869
2.500%	03/01/51	4,794	4,041,834
2.500%	03/01/51	5,890	4,945,147
2.500%	09/01/51	3,601	3,008,414
2.500%	10/01/51	6,641	5,575,261
2.500%	12/01/51	375	314,356
2.500%	01/01/52	4,060	3,375,669
2.500%	01/01/52	20,889	17,548,609
2.500%	01/01/52	21,101	17,758,596
2.500%	03/01/52	6,257	5,202,062
2.500%	04/01/52	38,077	31,649,615
2.500%	05/01/52	17,253	14,352,970
3.000%	05/01/42	25	23,087
3.000%	05/01/42	578	526,341
3.000%	07/01/42	4	4,021
3.000%	08/01/42	6	4,986
3.000%	08/01/42	7	6,490
3.000%	08/01/42	35	31,635
3.000%	10/01/42	6	5,512
3.000%	10/01/42	22	19,565
3.000%	12/01/42	6	5,820
3.000%	01/01/43	46	41,346
3.000%	02/01/43	54	48,650
3.000%	02/01/43	150	135,570
3.000%	03/01/43	340	307,598
3.000%	03/01/43	354	320,936
3.000%	06/01/43	386	348,420
3.000%	02/01/47	1,903	1,700,884
3.000%	09/01/49	2,430	2,160,651
3.000%	07/01/50	764	668,197
3.000%	08/01/50	36,739	32,667,873
3.000%	12/01/50	3,228	2,848,083
3.000%	11/01/51	7,213	6,282,446
3.000%	02/01/52	18,117	15,780,240
3.000%	03/01/52	1,874	1,636,491
3.000%	03/01/52	8,585	7,556,619
3.000%	03/01/52	19,046	16,764,288
3.000%	05/01/52	3,764	3,284,364
3.000%	06/01/52	33,228	29,005,918
3.500%	03/01/32	169	166,604
3.500%	11/01/48	4,952	4,610,892
3.500%	02/01/49	181	167,747
3.500%	07/01/50	1,388	1,267,856
3.500%	07/01/52	50,151	45,233,136
4.000%	02/01/26	4	4,149
4.000%	01/01/32	115	113,999
4.000%	02/01/41	4	3,901
4.000%	02/01/41	8	7,662
4.000%	10/01/42	141	135,622
4.000%	08/01/47	6,217	5,887,501
4.000%	05/01/48	504	476,934
4.000%	07/01/48	425	403,104
4.500%	08/01/30	41	41,322
4.500%	09/01/50	150	145,942
4.500%	09/01/52	44,584	42,726,996
5.000%	06/01/30	31	31,056

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	04/01/33	6		$6,344
5.000%	08/01/33	—(r	)	412
5.000%	08/01/33	72		73,272
5.000%	09/01/33	—(r	)	161
5.000%	09/01/33	1		1,158
5.000%	10/01/33	—(r	)	242
5.000%	04/01/34	—(r	)	305
5.000%	11/01/34	2		1,824
5.000%	12/01/34	22		22,772
5.000%	12/01/34	46		46,945
5.000%	07/01/35	—(r	)	312
5.000%	11/01/35	—(r	)	3
5.000%	04/01/37	53		53,890
5.000%	01/01/39	14		14,171
5.000%	04/01/39	75		75,179
5.000%	07/01/39	6		6,340
5.000%	10/01/40	194		196,803
5.000%	03/01/49	31		30,416
5.000%	03/01/49	267		267,727
5.000%	11/01/49	400		397,499
5.000%	07/01/52	10,904		10,751,810
5.000%	09/01/52	28,162		27,736,863
5.000%	11/01/53	5,605		5,505,117
5.000%	12/01/53	20,225		19,893,982
5.500%	04/01/27	5		5,025
5.500%	01/01/33	17		16,814
5.500%	06/01/35	112		115,834
5.500%	01/01/53	7,558		7,580,337
5.500%	07/01/53	12,465		12,490,505
5.500%	10/01/54	17,168		17,285,820
5.500%	11/01/54	13,481		13,483,719
6.000%	01/01/53	12,171		12,409,351
6.000%	06/01/53	3,676		3,742,729
6.000%	07/01/53	3,588		3,652,471
6.000%	08/01/53	15,859		16,315,714
6.000%	10/01/53	36,192		37,255,623
6.000%	11/01/53	7,662		7,800,438
6.000%	07/01/54	36,066		36,838,116
6.000%	10/01/54	9,872		10,095,178
6.500%	08/01/27	10		10,773
6.500%	01/01/29	4		3,730
6.500%	05/01/54	13,716		14,249,521
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.709%, Floor 2.135%)
7.167%(c)	10/01/36	12		12,757
Federal National Mortgage Assoc.
2.500%	08/01/50	873		734,165
2.500%	09/01/50	3,021		2,555,758
2.500%	09/01/50	9,594		8,092,763
2.500%	03/01/51	433		364,224
2.500%	07/01/51	3,631		3,050,385
2.500%	10/01/51	20,189		16,785,561
2.500%	11/01/51	17,749		14,860,121
2.500%	04/01/52	2,465		2,068,710
2.500%	05/01/52	3,947		3,320,184
3.000%	11/01/42	9		7,864
3.000%	12/01/42	8		7,256
3.000%	12/01/42	8		7,333

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	12/01/42	13	$11,760
3.000%	12/01/42	19	17,936
3.000%	12/01/42	22	19,671
3.000%	12/01/42	25	22,567
3.000%	12/01/42	83	75,653
3.000%	12/01/42	308	278,972
3.000%	01/01/43	3	2,594
3.000%	01/01/43	4	3,764
3.000%	01/01/43	5	4,373
3.000%	01/01/43	5	4,922
3.000%	01/01/43	6	5,426
3.000%	01/01/43	8	7,016
3.000%	01/01/43	9	8,632
3.000%	01/01/43	12	10,748
3.000%	01/01/43	15	13,534
3.000%	01/01/43	15	13,561
3.000%	01/01/43	21	19,060
3.000%	01/01/43	27	24,260
3.000%	01/01/43	35	32,266
3.000%	01/01/43	72	65,027
3.000%	03/01/43	9	7,731
3.000%	03/01/43	10	9,379
3.000%	03/01/43	67	61,572
3.000%	03/01/43	180	163,078
3.000%	03/01/43	571	515,885
3.000%	04/01/43	18	16,213
3.000%	04/01/43	29	26,570
3.000%	04/01/43	45	41,045
3.000%	04/01/43	83	75,366
3.000%	04/01/43	93	84,332
3.000%	04/01/43	102	92,028
3.000%	04/01/43	709	640,815
3.000%	05/01/43	33	29,608
3.000%	05/01/43	40	36,109
3.000%	05/01/43	97	87,484
3.000%	05/01/43	174	156,776
3.000%	05/01/43	182	164,580
3.000%	05/01/43	355	320,729
3.000%	03/01/44	407	363,406
3.000%	10/01/49	530	471,226
3.000%	03/01/50	10,618	9,326,299
3.000%	05/01/50	390	347,991
3.000%	07/01/50	355	309,033
3.000%	07/01/50	2,699	2,393,769
3.000%	08/01/50	758	658,887
3.000%	04/01/51	6,277	5,480,986
3.000%	07/01/51	20,662	18,042,030
3.000%	08/01/51	191	167,889
3.000%	08/01/51	4,310	3,763,918
3.000%	08/01/51	11,720	10,404,074
3.000%	10/01/51	32,437	28,324,276
3.000%	11/01/51	5,604	4,926,589
3.000%	01/01/52	6,059	5,258,452
3.000%	02/01/52	3,723	3,250,569
3.000%	03/01/52	2,282	1,998,027
3.000%	03/01/52	4,777	4,172,731
3.000%	03/01/52	6,256	5,471,967
3.000%	04/01/52	39,483	34,476,336

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	05/01/52	4,361		$3,780,057
3.000%	05/01/52	7,676		6,687,766
3.000%	07/01/52	4,754		4,164,487
3.000%	07/01/52	19,981		17,305,620
3.500%	08/01/32	125		122,843
3.500%	10/01/32	395		386,874
3.500%	04/01/33	55		53,219
3.500%	04/01/33	152		148,203
3.500%	05/01/33	194		189,009
3.500%	07/01/42	388		364,969
3.500%	09/01/42	190		176,549
3.500%	10/01/42	187		174,424
3.500%	01/01/43	239		222,239
3.500%	07/01/43	221		205,646
3.500%	08/01/45	167		155,282
3.500%	11/01/48	4,680		4,355,047
3.500%	05/01/49	2,982		2,717,895
3.500%	07/01/49	4,355		3,968,640
3.500%	07/01/50	308		280,166
3.500%	08/01/52	4,290		3,911,680
3.500%	08/01/52	4,304		3,912,226
4.000%	09/01/42	185		178,092
4.000%	10/01/42	431		416,375
4.000%	11/01/45	153		145,096
4.000%	06/01/46	253		242,299
4.000%	10/01/46	20		18,771
4.000%	10/01/46	118		111,238
4.000%	05/01/47	242		229,372
4.000%	06/01/47	225		213,403
4.000%	10/01/47	240		227,958
4.000%	10/01/47	4,626		4,379,956
4.000%	12/01/47	316		299,491
4.000%	01/01/48	749		709,609
4.000%	02/01/48	230		217,814
4.000%	02/01/48	600		567,804
4.000%	06/01/48	455		430,675
4.000%	06/01/48	467		442,469
4.000%	07/01/48	168		158,687
4.000%	07/01/48	195		184,302
4.000%	07/01/48	238		225,586
4.000%	09/01/48	540		510,410
4.000%	07/01/49	304		287,361
4.000%	11/01/50	1,788		1,691,364
4.000%	10/01/52	1,059		991,180
4.500%	06/01/26	12		12,469
4.500%	09/01/26	5		4,882
4.500%	10/01/42	712		694,686
4.500%	04/01/44	325		317,901
4.500%	10/01/44	1,328		1,302,478
4.500%	12/01/44	57		55,387
4.500%	07/01/47	797		775,768
4.500%	11/01/47	382		371,714
5.000%	07/01/25	—(r	)	88
5.000%	01/01/26	4		3,569
5.000%	09/01/29	21		20,818
5.000%	12/01/29	29		29,604
5.000%	10/01/39	286		289,269
5.000%	01/01/40	381		385,920

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	07/01/41	68		$68,397
5.000%	10/01/43	—(r	)	286
5.000%	05/01/44	84		83,762
5.000%	12/01/44	230		229,601
5.000%	01/01/45	133		132,822
5.000%	06/01/47	13		13,241
5.000%	05/01/48	2		2,220
5.000%	07/01/48	80		79,958
5.000%	11/01/48	1,908		1,908,257
5.000%	02/01/49	3		3,486
5.000%	02/01/49	73		73,155
5.000%	03/01/49	3		3,091
5.000%	11/01/49	46		45,910
5.000%	11/01/49	187		185,690
5.000%	12/01/49	376		373,262
5.000%	01/01/50	198		197,611
5.000%	07/01/52	9,151		9,013,586
5.000%	11/01/52	40,600		40,058,759
5.000%	12/01/52	8,078		7,964,746
5.000%	05/01/53	7,786		7,652,912
5.500%	01/01/26	1		531
5.500%	06/01/26	1		892
5.500%	05/01/28	13		13,593
5.500%	05/01/33	72		73,441
5.500%	06/01/33	20		20,012
5.500%	10/01/33	32		32,331
5.500%	01/01/34	95		97,780
5.500%	02/01/35	42		42,917
5.500%	04/01/36	25		24,697
5.500%	04/01/37	56		57,169
5.500%	01/01/38	41		42,390
5.500%	12/01/52	17,150		17,199,834
5.500%	07/01/53	59,518		59,597,711
5.500%	12/01/54	7,180		7,242,138
6.000%	10/01/27	15		15,208
6.000%	11/01/27	13		13,023
6.000%	04/01/28	9		9,037
6.000%	05/01/28	7		7,402
6.000%	04/01/34	5		4,909
6.000%	09/01/52	5,942		6,072,016
6.000%	12/01/52	5,856		5,979,932
6.000%	01/01/53	13,709		13,971,784
6.500%	09/01/28	5		5,112
6.500%	05/01/37	4		4,093
6.500%	11/01/53	13,290		13,823,003
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.375% (Cap 10.750%, Floor 2.375%)
7.202%(c)	09/01/37	28		28,473
Government National Mortgage Assoc.
2.000%	08/20/50	366		297,884
2.000%	09/20/50	566		460,957
2.000%	04/20/52	24,026		19,569,522
3.000%	08/20/52	15,165		13,433,182
3.000%	12/20/52	18,320		16,217,675
4.000%	02/20/41	2		2,065
4.000%	10/20/41	1		506
4.000%	11/20/41	3		3,321
4.000%	04/20/42	2		1,792

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	10/20/42	1	$1,112
4.000%	08/20/43	18	16,815
4.000%	03/20/44	2	1,581
4.000%	05/20/44	2	1,941
4.000%	11/20/44	141	134,428
4.000%	05/20/45	15	14,317
4.000%	06/20/45	212	201,778
4.000%	07/20/45	660	626,590
4.000%	10/20/52	11,845	11,091,561
4.500%	11/15/39	145	142,587
4.500%	02/20/50	2,517	2,445,693
4.500%	03/20/50	520	505,010
4.500%	04/20/50	1,078	1,046,820
5.000%	11/15/39	464	468,327
5.000%	07/15/40	118	117,526
5.000%	07/20/49	151	151,599
5.000%	08/20/52	1,204	1,189,288
5.000%	09/20/52	16,189	15,989,849
5.000%	11/20/52	16,852	16,638,709
5.500%	07/20/54	9,514	9,573,083
5.500%	09/20/54	13,323	13,409,435
5.500%	09/20/54	17,749	17,859,245
Tennessee Valley Authority Principal Strips, Bonds
5.004%(s)	06/15/35	600	369,522

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,270,356,131)			1,264,434,167

U.S. TREASURY OBLIGATIONS — 18.2%
U.S. Treasury Bonds
1.875%	02/15/51	5,775	3,244,828
1.875%	11/15/51	5,255	2,924,736
2.375%	11/15/49	30	19,298
2.875%	05/15/43	2,638	2,032,497
2.875%	05/15/52	1,050	739,266
3.000%	08/15/52	110	79,423
3.125%	05/15/48	65	49,319
3.375%	08/15/42	6,689	5,613,702
3.625%	08/15/43	1,840	1,582,112
3.625%	02/15/53	15,989	13,056,018
3.625%	05/15/53	2,020	1,647,878
3.750%	11/15/43	416	363,350
3.875%	08/15/40	2,315	2,129,077
3.875%	02/15/43	12,202	10,922,697
4.000%	11/15/42	6,499	5,928,307
4.000%	11/15/52	17,103	14,959,868
4.125%	08/15/44	3,420	3,134,109
4.125%	08/15/53	1,760	1,572,450
4.250%	02/15/54	11,362	10,367,825
4.375%	05/15/40	1,247	1,218,358
4.375%	08/15/43	2,100	2,002,219
4.500%	11/15/54	12,100	11,536,594
4.625%	05/15/44	6,120	6,002,381
4.625%	11/15/44	15,000	14,685,937
U.S. Treasury Notes
0.375%	01/31/26	7,120	6,962,581
0.500%	02/28/26	938	915,503
0.625%	07/31/26	6,883	6,639,944
0.750%	03/31/26	10,960	10,689,425

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
0.750%	04/30/26	5,560	$5,409,272
1.000%	07/31/28	2,587	2,385,093
1.250%	03/31/28	2,470	2,312,923
1.250%	06/30/28	2,600	2,420,641
1.375%	10/31/28	780	723,206
1.750%	12/31/26	5,696	5,524,230
2.500%	03/31/27	580	567,630
2.625%	05/31/27	4,434	4,342,722
2.750%	08/31/25	22,430	22,363,411
2.750%	07/31/27	4,970	4,872,930
3.500%	02/15/33	90	86,780
3.625%	03/31/28	11,400	11,380,406
3.625%	08/31/29	18,000	17,912,812
3.875%	01/15/26	7,200	7,189,875
3.875%	05/31/27(k)	1,592	1,595,793
3.875%	11/30/27	16,722	16,786,014
3.875%	12/31/27	2,960	2,972,487
3.875%	03/15/28	8,190	8,229,670
3.875%	06/15/28	9,565	9,616,561
4.000%	06/30/28	2,760	2,783,719
4.000%	04/30/32	6,245	6,253,782
4.125%	10/31/27	2,376	2,397,718
4.125%	11/15/27	46,405	46,836,421
4.125%	10/31/29	29,000	29,419,141
4.125%	11/30/29	97,605	99,046,199
4.250%	02/15/28	7,470	7,571,545
4.250%	05/15/35	2,360	2,364,056
4.375%	07/31/26	25,265	25,366,652
4.500%	11/15/25(k)	25,584	25,593,694
4.500%	07/15/26	4,350	4,372,769
4.625%	02/28/26	7,325	7,345,602
5.000%	10/31/25	6,830	6,844,407
U.S. Treasury Strips Coupon
4.699%(s)	02/15/31	75,000	59,957,825
4.706%(s)	11/15/31	33,065	25,538,049
4.717%(s)	11/15/40	6,486	3,069,172
4.736%(s)	02/15/41	4,165	1,944,258
5.072%(s)	02/15/40	13,080	6,465,628
5.113%(s)	08/15/41	7,200	3,266,791

TOTAL U.S. TREASURY OBLIGATIONS (cost $640,802,504)			634,149,586

TOTAL LONG-TERM INVESTMENTS (cost $3,326,150,676)			3,337,359,575

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS — 6.0%
AFFILIATED MUTUAL FUNDS — 5.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)		132,103,413	$132,103,413
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $74,732,812; includes $74,509,808 of cash collateral for securities on loan)(b)(wb)		74,789,390	74,737,037

TOTAL AFFILIATED MUTUAL FUNDS (cost $206,836,225)			206,840,450

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 0.1%
U.S. Treasury Bills
4.204%	08/07/25	3,079	3,065,557
4.230%	10/30/25	430	423,954

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,490,033)			3,489,511

TOTAL SHORT-TERM INVESTMENTS (cost $210,326,258)			210,329,961

TOTAL INVESTMENTS—102.0% (cost $3,536,476,934)			3,547,689,536

Liabilities in excess of other assets — (2.0)%			(70,259,168)

NET ASSETS — 100.0%			$3,477,430,368

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,077,474; cash collateral of $74,509,808 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
730	2 Year U.S. Treasury Notes	Sep. 2025	$151,857,110	$584,877
1,608	10 Year U.S. Treasury Notes	Sep. 2025	180,297,000	3,934,672
889	20 Year U.S. Treasury Bonds	Sep. 2025	102,651,719	4,012,292
256	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	30,496,000	1,305,960

				9,837,801

Short Positions:
815	5 Year U.S. Treasury Notes	Sep. 2025	88,835,000	(978,974)
921	10 Year U.S. Ultra Treasury Notes	Sep. 2025	105,238,645	(2,027,123)

				(3,006,097)

				$6,831,704

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$6,889,071

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$10,788,254	$—
Consumer Loans	—	13,026,498	—
Equipment	—	5,623,517	—
Other	—	10,308,146	—
Student Loan	—	424,537	—
Commercial Mortgage-Backed Securities	—	20,059,304	—
Corporate Bonds	—	1,283,076,058	—
Municipal Bonds	—	1,010,064	—
Residential Mortgage-Backed Securities	—	80,240,473	—
Sovereign Bonds	—	14,218,971	—
U.S. Government Agency Obligations	—	1,264,434,167	—
U.S. Treasury Obligations	—	634,149,586	—
Short-Term Investments
Affiliated Mutual Funds	206,840,450	—	—
U.S. Treasury Obligations	—	3,489,511	—

Total	$206,840,450	$3,340,849,086	$—

Other Financial Instruments*
Assets
Futures Contracts	$9,837,801	$—	$—

Liabilities
Futures Contracts	$(3,006,097)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

U.S. Government Agency Obligations	36.4%
U.S. Treasury Obligations	18.3
Banks	10.6
Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	5.9
Electric	5.2
Residential Mortgage-Backed Securities	2.3
Pipelines	2.3
Oil & Gas	1.7
Agriculture	1.3
Telecommunications	1.3
Healthcare-Services	1.2
Pharmaceuticals	1.1
Real Estate Investment Trusts (REITs)	1.0
Semiconductors	0.9

Media	0.9%
Software	0.9
Auto Manufacturers	0.8
Foods	0.8
Internet	0.7
Biotechnology	0.7
Healthcare-Products	0.6
Commercial Mortgage-Backed Securities	0.6
Diversified Financial Services	0.5
Computers	0.5
Aerospace & Defense	0.4
Sovereign Bonds	0.4
Mining	0.4
Insurance	0.4
Consumer Loans	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Commercial Services	0.4%
Transportation	0.3
Automobiles	0.3
Other	0.3
Packaging & Containers	0.3
Beverages	0.3
Environmental Control	0.2
Chemicals	0.2
Gas	0.2
Equipment	0.2
Airlines	0.2
Retail	0.1
Entertainment	0.1
Home Builders	0.1
Machinery-Diversified	0.1
Savings & Loans	0.1

Lodging	0.1%
Machinery-Construction & Mining	0.0	*
Miscellaneous Manufacturing	0.0	*
Municipal Bonds	0.0	*
Electronics	0.0	*
Cosmetics/Personal Care	0.0	*
Student Loan	0.0	*
Investment Companies	0.0	*

	102.0
Liabilities in excess of other assets	(2.0)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$9,837,801	*	Due from/to broker-variation margin futures	$3,006,097	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures
Interest rate contracts	$(808,938)	$610,445	$(8,789,184)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$10,144,976

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 91,688
Options Written (2)	9,466,667

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (2)	$461,162,364
Futures Contracts - Short Positions (2)	155,441,434

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$73,077,474	$(73,077,474)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $73,077,474:
Unaffiliated investments (cost $3,329,640,709)	$3,340,849,086
Affiliated investments (cost $206,836,225)	206,840,450
Dividends and interest receivable	25,573,224
Receivable for investments sold	3,079,332
Due from broker-variation margin futures	1,198,933
Prepaid expenses	4,959

Total Assets	3,577,545,984

LIABILITIES
Payable to broker for collateral for securities on loan	74,509,808
Payable for investments purchased	25,016,426
Accrued expenses and other liabilities	588,426
Affiliated transfer agent fee payable	956

Total Liabilities	100,115,616

NET ASSETS	$3,477,430,368

Net assets were comprised of:
Partners’ Equity	$3,477,430,368

Net asset value and redemption price per share, $3,477,430,368 / 309,260,767 outstanding shares of beneficial interest	$11.24

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$85,183,385
Affiliated dividend income	2,152,575
Affiliated income from securities lending, net	41,674

Total income	87,377,634

EXPENSES
Custodian and accounting fees	100,403
Audit fee	35,875
Trustees’ fees	30,486
Insurance expense	27,298
Professional fees	21,894
Fund data services	8,973
Pricing fees	5,724
Shareholders’ reports	5,385
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,533
Miscellaneous	12,396

Total expenses	252,967

NET INVESTMENT INCOME (LOSS)	87,124,667

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,886))	(1,142,259)
Futures transactions	(8,789,184)
Options written transactions	610,445

(9,320,998)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,412))	54,297,212
Futures	10,144,976

64,442,188

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	55,121,190

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$142,245,857

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$87,124,667	$170,051,799
Net realized gain (loss) on investment transactions	(9,320,998)	1,954,008
Net change in unrealized appreciation (depreciation) on investments	64,442,188	(97,572,903)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	142,245,857	74,432,904

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [118,081,997 and 94,776,035 shares, respectively]	1,303,900,000	1,028,000,000
Portfolio shares purchased [118,081,997 and 94,776,035 shares, respectively]	(1,303,900,000)	(1,028,000,000)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	—	—

TOTAL INCREASE (DECREASE)	142,245,857	74,432,904
NET ASSETS:
Beginning of period	3,335,184,511	3,260,751,607

End of period	$3,477,430,368	$3,335,184,511

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,		November 29, 2022(a) through
	June 30, 2025		2024	2023	December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.78		$10.54	$10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.28		0.55	0.48	0.04
Net realized and unrealized gain (loss) on investment	0.18		(0.31)	0.06	(0.04)

Total from investment operations	0.46		0.24	0.54	—

Net Asset Value, end of period	$11.24		$10.78	$10.54	$10.00

Total Return(c)	4.27%		2.28%	5.40%	—%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,477		$3,335	$3,261	$1,557
Average net assets (in millions)	$3,395		$3,296	$2,716	$1,580
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.02	%(e)	0.02%	0.01%	0.02	%(f)(g)
Expenses before waivers and/or expense reimbursement	0.02	%(e)	0.02%	0.01%	0.02	%(f)(g)
Net investment income (loss)	5.18	%(e)	5.16%	4.73%	4.79	%(f)(g)
Portfolio turnover rate(h)	23%		81%	69%	31%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying fund in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)	Differs from calculation of net expenses presented on the Statement of Operations due to non-annualized non-recurring expenses, which eliminate the expense reimbursement for the partial period.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST PGIM FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 103.9%
ASSET-BACKED SECURITIES — 6.2%
Automobiles — 2.3%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A
6.022%	05/17/32	616	$623,510
Series 2024-A, Class D, 144A
6.315%	05/17/32	308	310,975
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C
1.010%	01/19/27	1,728	1,711,823
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	9,376	9,268,006
Series 2022-04A, Class A, 144A
4.770%	02/20/29	2,900	2,921,275
Series 2023-04A, Class A, 144A
5.490%	06/20/29	33,500	34,396,922
Series 2023-08A, Class A, 144A
6.020%	02/20/30	10,600	11,079,360
Series 2024-01A, Class A, 144A
5.360%	06/20/30	10,500	10,773,421
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class A, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
5.405%(c)	12/26/31	797	799,820
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.805%(c)	12/26/31	135	135,696
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32	1,685	1,684,203
CarMax Auto Owner Trust,
Series 2024-01, Class B
5.170%	08/15/29	335	339,588
Series 2024-03, Class A3
4.890%	07/16/29	1,270	1,283,111
Series 2024-03, Class A4
4.850%	01/15/30	530	538,854
CarMax Select Receivables Trust,
Series 2024-A, Class A3
5.400%	11/15/28	620	626,735
Series 2024-A, Class B
5.350%	01/15/30	725	736,844
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	1,288	1,251,787
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A
5.400%	06/25/30	1,300	1,311,300
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30	1,279	1,288,287
Series 2024-01, Class A3, 144A
5.160%	09/20/30	1,345	1,370,284
Series 2024-03, Class A3, 144A
4.980%	08/21/28	800	810,475
Series 2024-03, Class A4, 144A
5.060%	03/20/31	545	556,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		10,750	$10,566,400
Series 2022-03A, Class C
5.300%	09/15/27		1,281	1,282,744
Series 2023-01A, Class D
6.690%	06/15/29		445	452,614
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	5,100	3,734,245
Ford Credit Auto Lease Trust,
Series 2023-A, Class C
5.540%	12/15/26		1,263	1,263,271
Series 2024-A, Class A4
5.050%	06/15/27		555	558,798
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A
1.740%	04/15/33		2,910	2,881,925
Series 2021-01, Class C, 144A
1.910%	10/17/33		1,522	1,485,662
Series 2021-02, Class C, 144A
2.110%	05/15/34		4,250	4,098,284
Series 2023-01, Class A, 144A
4.850%	08/15/35		2,655	2,693,300
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class B1, 144A
6.153%	05/20/32		1,042	1,059,601
Series 2024-01, Class C, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.452%(c)	05/20/32		1,321	1,331,315
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A4, 144A
5.070%	02/15/28		690	694,384
JPMorgan Chase Bank NA,
Series 2021-03, Class G, 144A
9.812%	02/26/29		3,300	3,306,691
Nissan Auto Lease Trust,
Series 2024-A, Class A4
4.970%	09/15/28		735	739,134
Octane Receivables Trust,
Series 2023-03A, Class B, 144A
6.480%	07/20/29		755	767,837
Series 2023-03A, Class C, 144A
6.740%	08/20/29		255	261,459
Series 2024-RVM01, Class A, 144A
5.010%	01/22/46		4,934	4,981,648
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		1,725	1,719,661
Series 2019-01A, Class B, 144A
3.950%	11/14/28		600	596,257
Series 2021-01A, Class C, 144A
1.420%	07/14/28		1,235	1,214,177
Series 2021-01A, Class D, 144A
1.620%	11/14/30		1,875	1,844,010
Series 2025-01A, Class A, 144A
5.360%	04/16/35		19,500	20,103,656

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2025-01A, Class B, 144A
5.560%	10/15/35	28,600	$29,445,410
Series 2025-01A, Class C, 144A
5.760%	10/15/35	14,900	15,261,817
Santander Bank Auto Credit-Linked Notes,
Series 2022-C, Class E, 144A
11.366%	12/15/32	52	52,001
Series 2023-B, Class B, 144A
5.640%	12/15/33	165	166,356
Santander Drive Auto Receivables Trust,
Series 2020-04, Class E, 144A
2.850%	04/17/28	3,628	3,605,296
Series 2021-02, Class D
1.350%	07/15/27	563	562,570
Series 2021-04, Class E, 144A
4.030%	03/15/29	4,310	4,287,721
Series 2022-05, Class C
4.740%	10/16/28	736	735,555
Series 2022-06, Class C
4.960%	11/15/28	683	683,510
Series 2023-06, Class C
6.400%	03/17/31	1,800	1,863,114
Series 2024-02, Class D
6.280%	08/15/31	4,000	4,129,600
Series 2025-01, Class D
5.430%	03/17/31	18,500	18,795,249
SBNA Auto Lease Trust,
Series 2024-A, Class A3, 144A
5.390%	11/20/26	618	619,839
Series 2024-A, Class A4, 144A
5.240%	01/22/29	775	779,692
Securitized Term Auto Receivables Trust (Canada),
Series 2025-A, Class B, 144A
5.038%	07/25/31	6,434	6,480,709
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class A4, 144A
4.940%	01/21/31	600	608,338
Series 2024-01A, Class C, 144A
5.510%	01/20/32	305	311,528
Series 2024-02A, Class A3, 144A
5.330%	11/20/29	1,670	1,690,254
Series 2024-02A, Class B, 144A
5.410%	08/20/30	365	374,447
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	2,010	2,026,950
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27	5,450	5,393,979

			249,329,534

Collateralized Loan Obligations — 0.3%
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
5.658%(c)	01/15/35	7,125	7,142,386

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
5.499%(c)	10/20/31	951	$951,676
Highbridge Loan Management Ltd. (Cayman Islands),
Series 05A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
5.316%(c)	10/15/30	653	653,422
Invesco US CLO Ltd. (United Kingdom),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)
5.842%(c)	04/22/37	1,240	1,244,835
KKR CLO Ltd. (Cayman Islands),
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.569%(c)	10/20/34	1,705	1,706,080
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.769%(c)	04/20/37	4,535	4,550,244
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
5.558%(c)	11/13/31	1,879	1,881,602
Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.832%(c)	04/25/37	510	511,862
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.456%(c)	10/15/31	3,196	3,201,115
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.456%(c)	07/15/30	277	276,699
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class ARRR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.612%(c)	01/25/34	5,140	5,145,310
Series 2018-09A, Class ARRR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.469%(c)	01/20/32	466	465,945

			27,731,176

Consumer Loans — 0.7%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1B, 144A
5.930%	02/15/29	1,000	1,005,005
Series 2024-A, Class 1C, 144A
6.160%	02/15/29	1,000	1,005,513
Series 2024-A, Class 1D, 144A
6.890%	02/15/29	500	504,626
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A
5.550%	06/25/59	1,100	1,125,790
Series 2024-01, Class A4, 144A
5.670%	06/25/59	1,941	1,979,358

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31	200	$194,831
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	4,534	4,344,931
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	9,385	9,149,976
Series 2021-01A, Class A1, 144A
1.550%	06/16/36	7,200	6,887,728
Series 2022-02A, Class D, 144A
6.550%	10/14/34	1,830	1,839,548
Series 2023-01A, Class D, 144A
7.490%	06/14/38	2,600	2,700,808
Series 2023-02A, Class B, 144A
6.170%	09/15/36	16,700	17,239,447
Series 2023-02A, Class C, 144A
6.740%	09/15/36	4,000	4,122,318
Series 2023-02A, Class D, 144A
7.520%	09/15/36	5,705	5,872,463
Series 2024-01A, Class A, 144A
5.790%	05/14/41	14,600	15,277,833
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32	3,785	3,756,189

			77,006,364

Credit Cards — 0.0%
Evergreen Credit Card Trust (Canada),
Series 2025-CRT05, Class C, 144A
5.530%	05/15/29	4,000	4,036,511

Equipment — 0.1%
Auxilior Term Funding LLC,
Series 2023-01A, Class C, 144A
6.500%	11/15/30	1,000	1,038,656
Series 2024-01A, Class A2, 144A
5.840%	03/15/27	493	495,258
Series 2024-01A, Class A3, 144A
5.490%	07/15/31	690	704,659
DLLST LLC,
Series 2024-01A, Class A3, 144A
5.050%	08/20/27	890	893,464
Series 2024-01A, Class A4, 144A
4.930%	04/22/30	210	211,706
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	715	722,057
Series 2024-02A, Class A3, 144A
5.260%	11/15/28	1,350	1,373,548
Series 2024-02A, Class A4, 144A
5.190%	05/15/30	710	726,422
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	7,180	7,067,255

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Equipment (cont’d.)
Series 2020-A, Class A4, 144A
1.400%	08/09/30	1,580	$1,508,968

			14,741,993

Home Equity Loans — 1.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.074%(c)	05/25/34	390	366,962
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.934%(c)	03/25/43	188	188,574
BRAVO Residential Funding Trust,
Series 2025-CES01, Class A1A, 144A
5.703%(cc)	02/25/55	1,159	1,167,984
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
4.914%(c)	01/25/34	453	442,512
GS Mortgage Backed Securities Trust CES1,
Series 2025-CES01, Class A1A, 144A
5.568%(cc)	05/25/55	13,830	13,889,927
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	422	150,796
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.002%(c)	03/20/54	5,606	5,628,552
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.902%(c)	05/20/54	684	687,163
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.502%(c)	10/20/54	1,523	1,521,697
Series 2025-CES02, Class A1, 144A
5.592%(cc)	06/25/55	12,285	12,351,843
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
5.334%(c)	04/25/34	233	230,097
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)
5.154%(c)	07/25/34	18	18,047
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.074%(c)	08/25/33	309	321,067
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	2,589	2,604,251
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	7,255	7,349,075
Series 2025-CES02, Class A1A, 144A
5.503%(cc)	02/25/55	15,946	16,022,287

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	13,714	$13,937,480
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	1,944	1,951,566
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	2,864	2,888,656
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	5,680	5,733,813
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	16,792	16,729,618
Series 2025-CRM01, Class A1, 144A
5.799%(cc)	01/25/65	14,150	14,251,233

			118,433,200

Other — 1.1%
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A
5.380%	02/20/49	24,127	24,427,093
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55	1,668	1,597,429
Series 2023-04C, Class A, 144A
6.480%	03/20/57	5,280	5,237,439
Series 2024-01GS, Class A, 144A
6.250%	06/20/57	8,910	8,680,044
Invitation Homes Trust,
Series 2024-SFR01, Class B, 144A
4.000%	09/17/41	8,500	8,179,311
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
7.069%(c)	12/25/27	24,400	24,565,513
Progress Residential Trust,
Series 2021-SFR08, Class B, 144A
1.681%	10/17/38	580	561,116
Series 2024-SFR05, Class A, 144A
3.000%	08/09/29	2,705	2,543,748
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59	17,215	17,002,930
Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
5.412%(c)	03/17/42	21,064	21,067,068

			113,861,691

Residential Mortgage-Backed Securities — 0.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.034%(c)	02/25/34	86	84,865
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.850%(c)	10/25/34	213	204,539

Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.484%(c)	11/25/34		5		$6,122
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		4		3,606
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.049%(c)	11/25/60	EUR	848		970,010
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
6.909%(c)	06/25/34		65		64,573
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.279%(c)	01/25/35		203		197,976
PRET LLC,
Series 2025-NPL02, Class A1, 144A
5.835%(cc)	03/25/55		14,528		14,473,639
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.253%(c)	09/25/34		733		763,104
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—(r	)	1
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.382%(c)	03/15/26^	EUR	4,466		3,919,385

					20,687,821

Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33		36		34,822

Student Loans — 0.4%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
5.755%(c)	06/25/47		6,071		6,091,991
Series 2024-EDU01, Class B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.905%(c)	06/25/47		2,071		2,070,652
Series 2024-EDU01, Class C, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.105%(c)	06/25/47		805		802,655
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		2,178		1,960,362
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,569		1,512,082
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		39		38,680

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69	215	$203,697
Series 2020-GA, Class A, 144A
1.170%	09/16/69	321	299,350
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36(x)	632	624,689
Series 2018-C, Class A2A, 144A
3.630%	11/15/35(x)	504	497,780
Series 2020-A, Class A2A, 144A
2.230%	09/15/37(x)	441	424,491
Series 2020-B, Class A1A, 144A
1.290%	07/15/53(x)	585	550,781
Series 2021-A, Class APT1, 144A
1.070%	01/15/53(x)	337	303,352
Series 2021-B, Class A, 144A
1.310%	07/17/51(x)	1,917	1,796,959
Series 2024-A, Class A1A, 144A
5.240%	03/15/56(x)	9,972	10,139,347
Series 2024-D, Class A1A, 144A
5.380%	07/15/53(x)	5,109	5,209,514
Series 2024-E, Class A1A, 144A
5.090%	10/16/56(x)	4,189	4,229,646
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	2,267	2,176,955
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	3,943	3,792,728

			42,725,711

TOTAL ASSET-BACKED SECURITIES (cost $659,571,561)			668,588,823

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.7%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A5, 144A
2.513%	06/15/54	3,000	2,656,957
ARES Trust,
Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.812%(c)	04/15/42	10,970	10,983,692
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.325%(cc)	05/15/49	1,334	1,314,140
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	13,328	13,123,653
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,869	1,827,671
Series 2017-BNK08, Class A3
3.229%	11/15/50	5,466	5,358,445
Series 2018-BN13, Class A3
3.978%	08/15/61	4,700	4,647,011

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-BN13, Class A4
3.953%	08/15/61	12,920	$12,692,728
Series 2019-BN20, Class A2
2.758%	09/15/62	9,428	8,815,649
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	3,107,565
Series 2021-BN34, Class A5
2.438%	06/15/63	2,109	1,818,571
Series 2021-BN36, Class A4
2.218%	09/15/64	28,300	24,512,404
Series 2022-BNK43, Class ASB
4.502%(cc)	08/15/55	3,700	3,679,282
BANK5,
Series 2023-05YR2, Class A3
6.656%(cc)	07/15/56	25,000	26,369,625
Series 2023-05YR3, Class A3
6.724%(cc)	09/15/56	10,000	10,598,257
Series 2023-05YR4, Class A3
6.500%	12/15/56	12,984	13,687,801
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,128,158
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	485,935
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	402,059
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,610	1,477,569
Series 2018-CHRS, Class D, 144A
4.409%(cc)	08/05/38	550	476,426
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
5.231%(c)	03/15/37	2,300	2,173,865
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
6.586%(c)	11/15/34	190	1,663
Series 2019-C03, Class A3
3.319%	05/15/52	5,347	5,148,072
Series 2019-C04, Class A4
2.661%	08/15/52	8,770	8,250,528
Series 2019-C05, Class A3
2.805%	11/15/52	1,000	941,712
Series 2020-C06, Class A3
2.390%	02/15/53	4,400	4,015,283
Series 2021-C11, Class A4
2.043%	09/15/54	31,900	27,866,826
Series 2022-C17, Class XB, IO
0.659%(cc)	09/15/55	55,770	2,085,201
Series 2023-05C23, Class A3
6.675%(cc)	12/15/56	30,000	31,813,029
Series 2023-C20, Class A2
6.383%(cc)	07/15/56	24,551	25,396,015
Series 2024-05C27, Class A3
6.014%	07/15/57	14,000	14,657,115
Benchmark Mortgage Trust,
Series 2018-B01, Class A4
3.402%	01/15/51	4,249	4,124,238

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-B03, Class A4
3.761%	04/10/51	7,599	$7,470,260
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	1,395	1,332,554
Series 2019-B10, Class A3
3.455%	03/15/62	2,270	2,187,020
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,730,782
Series 2019-B13, Class A3
2.701%	08/15/57	11,205	10,464,897
Series 2019-B14, Class A3
3.090%	12/15/62	950	909,576
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,491,963
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	15,486,830
Series 2020-B22, Class A4
1.685%	01/15/54	4,300	3,755,793
Series 2020-IG01, Class A3
2.687%	09/15/43	7,400	6,340,726
Series 2023-B38, Class A2
5.626%	04/15/56	10,000	10,232,537
Series 2023-B38, Class A3
5.793%	04/15/56	15,000	15,705,836
Series 2023-B40, Class A2
6.930%	12/15/56	26,228	27,794,333
Series 2024-V06, Class XB, IO
0.977%(cc)	03/15/57	216,836	5,554,254
Series 2024-V08, Class A3
6.189%(cc)	07/15/57	34,500	36,390,103
Series 2024-V12, Class A3
5.738%	12/15/57	22,670	23,611,639
Series 2025-V14, Class A4
5.660%	04/15/57	15,665	16,322,966
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.202%(c)	07/15/41	7,500	7,518,750
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A,
Floor 1.492%)
5.804%(c)	08/15/26	8,158	8,157,574
BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.512%(c)	03/15/42	18,410	18,347,025
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54	2,600	2,657,774
Series 2023-05C1, Class A3
6.534%(cc)	08/15/56	25,800	27,107,222
Series 2023-C06, Class A2
6.870%(cc)	09/15/56	32,678	34,430,189
Series 2023-C07, Class A2
6.770%	12/15/56	20,000	21,131,112
Series 2024-05C3, Class A3
5.739%	02/15/57	11,365	11,742,925

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-05C6, Class A3
5.316%	09/15/57	6,905	$7,068,461
Series 2025-05C9, Class A3
5.779%(cc)	04/15/58	24,115	25,174,215
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
5.576%(c)	09/15/38	11,000	10,959,016
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.126%(c)	09/15/38	2,650	2,633,544
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.776%(c)	09/15/38	7,960	7,910,568
Series 2023-BRK02, Class A, 144A
7.146%(cc)	10/05/38	16,700	17,498,519
Series 2023-BRK02, Class XCP, IO, 144A
0.355%(cc)	12/05/27	665,000	5,248,114
BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)
7.246%(c)	12/15/38	27,574	27,539,547
Series 2025-SPOT, Class B, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)
6.055%(c)	04/15/40	7,915	7,875,475
Series 2025-SPOT, Class C, 144A, 1 Month SOFR + 2.043% (Cap N/A, Floor 2.043%)
6.354%(c)	04/15/40	10,405	10,327,061
BX Trust,
Series 2021-ARIA, Class D, 144A, 1 Month SOFR + 2.010% (Cap N/A, Floor 1.895%)
6.322%(c)	10/15/36	3,660	3,653,138
Series 2022-LBA06, Class C, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.912%(c)	01/15/39	4,260	4,256,006
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.012%(c)	01/15/39	22,900	22,828,438
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.012%(c)	01/15/39	9,900	9,848,612
Series 2025-DIME, Class A, 144A, 1 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
5.462%(c)	02/15/35	23,180	23,101,774
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)
5.456%(c)	03/15/30	33,140	32,932,875
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,540,727
Series 2019-CF02, Class A4
2.624%	11/15/52	18,581	17,389,421
Series 2019-CF02, Class A5
2.874%	11/15/52	347	321,884
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	11,194	10,963,603

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-CD05, Class A3
3.171%	08/15/50	9,443	$9,193,921
Series 2018-CD07, Class A3
4.013%	08/15/51	2,805	2,756,734
Series 2019-CD08, Class A3
2.657%	08/15/57	16,449	15,245,687
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)
6.932%(c)	09/15/38	16,750	16,770,819
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	28,239	27,803,434
Series 2016-C07, Class A2
3.585%	12/10/54	10,126	9,956,117
Series 2017-C08, Class A3
3.305%	06/15/50	15,844	15,464,643
Series 2017-C08, Class A4
3.572%	06/15/50	6,200	6,055,203
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	4,285	4,182,379
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4
3.762%	06/10/48	1,956	1,919,300
Series 2017-C04, Class A3
3.209%	10/12/50	25,905	25,303,005
Series 2018-C06, Class A4
4.412%	11/10/51	4,920	4,870,442
Series 2019-GC41, Class A4
2.620%	08/10/56	6,897	6,421,250
Commercial Mortgage Trust,
Series 2015-CR26, Class A4
3.630%	10/10/48	15,085	15,016,042
Series 2015-LC23, Class A3
3.521%	10/10/48	14,575	14,539,153
Series 2015-LC23, Class A4
3.774%	10/10/48	6,766	6,738,407
Series 2016-COR01, Class A3
2.826%	10/10/49	19,097	18,768,312
Series 2016-CR28, Class A3
3.495%	02/10/49	2,561	2,551,626
Series 2017-COR02, Class A2
3.239%	09/10/50	3,191	3,111,442
CONE Trust,
Series 2024-DFW01, Class A, 144A, 1 Month SOFR + 1.642% (Cap N/A, Floor 1.642%)
5.953%(c)	08/15/41	2,140	2,131,949
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	29,177	26,915,783
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,350	7,244,916
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50	5,264	5,136,015

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-CX12, Class A3
3.959%	08/15/51	4,845	$4,771,302
Series 2019-C15, Class A3
3.779%	03/15/52	5,973	5,856,344
Series 2019-C17, Class A4
2.763%	09/15/52	1,371	1,275,172
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,425	1,324,283
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	15,380	15,132,739
Series 2017-C06, Class A3
3.269%	06/10/50	770	755,504
Series 2017-C06, Class A4
3.071%	06/10/50	2,700	2,630,728
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	7,200	6,407,179
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)
7.093%(c)	11/15/38	7,741	7,731,313
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.745%(cc)	11/25/25	25,346	36,551
Series K055, Class X1, IO
1.464%(cc)	03/25/26	11,073	77,578
Series K058, Class X1, IO
1.025%(cc)	08/25/26	182,779	1,438,072
Series K066, Class A2
3.117%	06/25/27	800	785,838
Series K068, Class A1
2.952%	02/25/27	50	49,584
Series K097, Class X1, IO
1.214%(cc)	07/25/29	39,721	1,475,919
Series K098, Class X1, IO
1.262%(cc)	08/25/29	8,906	354,709
Series K101, Class X1, IO
0.941%(cc)	10/25/29	371	11,205
Series K115, Class X1, IO
1.419%(cc)	06/25/30	51,383	2,780,456
Series K121, Class X1, IO
1.113%(cc)	10/25/30	237	10,081
Series K122, Class X1, IO
0.962%(cc)	11/25/30	15,106	572,169
Series K131, Class X1, IO
0.828%(cc)	07/25/31	161,963	5,924,265
Series K513, Class X1, IO
0.882%(cc)	12/25/28	116,979	2,603,932
Series K736, Class X1, IO
1.380%(cc)	07/25/26	706	6,921
Series K741, Class X1, IO
0.645%(cc)	12/25/27	1,983	22,812
Series KG03, Class X1, IO
1.471%(cc)	06/25/30	30,700	1,656,097

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series Q001, Class XA, IO
2.082%(cc)	02/25/32	7,716	$478,235
FREMF Mortgage Trust,
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49	983,021	1,610,582
Series 2019-K92, Class B, 144A
4.340%(cc)	05/25/52	1,265	1,244,073
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
6.526%(c)	10/15/36	876	870,525
GS Mortgage Securities Trust,
Series 2014-GC24, Class A5
3.931%	09/10/47	54	53,942
Series 2015-GC34, Class A3
3.244%	10/10/48	2,023	2,018,005
Series 2015-GC34, Class A4
3.506%	10/10/48	8,500	8,455,552
Series 2015-GS01, Class A2
3.470%	11/10/48	5,914	5,892,921
Series 2016-GS03, Class A3
2.592%	10/10/49	7,690	7,545,239
Series 2017-GS06, Class A2
3.164%	05/10/50	17,184	16,840,292
Series 2017-GS06, Class A3
3.433%	05/10/50	250	243,350
Series 2018-GS10, Class A4
3.890%	07/10/51	16,926	16,464,251
Series 2019-GC42, Class A3
2.749%	09/10/52	16,400	15,276,149
Series 2020-GC45, Class A4
2.658%	02/13/53	6,890	6,368,933
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	10,773,672
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5
3.822%	07/15/48	8,293	8,269,465
Series 2016-C01, Class A4
3.311%	03/17/49	12,146	12,063,635
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	6,220	6,073,957
Series 2017-JP07, Class A4
3.195%	09/15/50	3,000	2,902,395
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,204	1,177,654
Series 2020-COR07, Class A5
2.180%	05/13/53	5,000	4,163,192
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,079	1,064,623
Series 2016-JP02, Class XB, IO
1.254%(cc)	08/15/49	14,440	125,010
Series 2016-JP03, Class A4
2.627%	08/15/49	3,325	3,257,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	6,750	$3,138,747
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	41,426	39,199,353
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	1,000	11,339
KRE Commercial Mortgage Trust,
Series 2025-AIP04, Class B, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.912%(c)	03/15/42	8,980	8,980,000
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)
7.027%(c)	04/15/38	9,760	9,760,000
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)
6.922%(c)	01/15/39	4,720	4,711,150
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class AS
4.068%	12/15/47	265	263,219
Series 2016-C29, Class A3
3.058%	05/15/49	203	201,065
Series 2017-C34, Class A3
3.276%	11/15/52	6,000	5,852,023
Series 2025-05C1, Class A3
5.635%	03/15/58	18,190	18,899,432
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,800	2,744,085
Series 2016-UB12, Class A3
3.337%	12/15/49	1,229	1,207,564
Series 2016-UB12, Class A4
3.596%	12/15/49	4,848	4,735,070
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	24,525,853
Series 2017-H01, Class XB, IO
0.824%(cc)	06/15/50	175,741	1,763,455
Series 2017-HR02, Class A3
3.330%	12/15/50	7,302	7,085,577
Series 2019-H07, Class A3
3.005%	07/15/52	5,551	5,233,873
Series 2019-H07, Class A4
3.261%	07/15/52	161	152,945
Series 2021-L05, Class A3
2.438%	05/15/54	3,945	3,531,262
Series 2021-L06, Class A3
2.196%(cc)	06/15/54	3,000	2,646,245
Series 2021-L07, Class A4
2.322%	10/15/54	16,100	13,955,921
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)
6.204%(c)	02/15/42	8,060	7,979,400
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)
6.753%(c)	02/15/42	7,480	7,349,721

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		3,800	$3,459,526
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
5.126%(c)	03/15/36		8,350	8,197,082
RFR Trust,
Series 2025-SGRM, Class A, 144A
5.562%(cc)	03/11/41		22,450	22,876,337
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
5.226%(c)	04/15/36		195	194,465
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class C, 144A, 1 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.012%(c)	03/15/35		4,110	4,058,721
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	224,876
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
5.987%(c)	08/17/31	GBP	236	324,168
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.337%(c)	08/17/31	GBP	12,932	17,773,147
UBS Commercial Mortgage Trust,
Series 2017-C01, Class XB, IO
1.064%(cc)	06/15/50		13,000	194,410
Series 2017-C02, Class A3
3.225%	08/15/50		1,785	1,744,895
Series 2017-C04, Class A3
3.301%	10/15/50		17,678	17,325,796
Series 2017-C07, Class A4
3.679%	12/15/50		255	249,950
Series 2018-C08, Class A3
3.720%	02/15/51		8,002	7,892,510
Series 2018-C08, Class A4
3.983%	02/15/51		463	454,829
Series 2018-C12, Class A4
4.030%	08/15/51		7,918	7,804,773
Series 2019-C16, Class A3
3.344%	04/15/52		8,947	8,528,798
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS04, Class A3
3.452%	12/15/48		11,217	11,187,679
Series 2016-BNK01, Class A2
2.399%	08/15/49		8,398	8,211,764
Series 2016-C35, Class A3
2.674%	07/15/48		3,540	3,484,015
Series 2016-C36, Class A3
2.807%	11/15/59		7,263	7,123,319
Series 2016-LC24, Class A3
2.684%	10/15/49		1,363	1,339,106

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-LC25, Class A4
3.640%	12/15/59	401	$394,452
Series 2017-C38, Class A4
3.190%	07/15/50	5,865	5,744,902
Series 2017-C40, Class A3
3.317%	10/15/50	1,330	1,302,619
Series 2017-C41, Class A3
3.210%	11/15/50	10,244	10,015,184
Series 2017-C42, Class A4
3.589%	12/15/50	510	495,228
Series 2017-RB01, Class A4
3.374%	03/15/50	3,397	3,306,328
Series 2019-C49, Class A3
3.749%	03/15/52	6,265	6,214,618
Series 2019-C52, Class A4
2.643%	08/15/52	12,939	12,106,366
Series 2021-C59, Class A5
2.626%	04/15/54	1,296	1,149,711
Series 2021-C60, Class A3
2.061%	08/15/54	3,000	2,653,327
Series 2021-C61, Class A4
2.658%	11/15/54	2,075	1,825,346
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
5.626%(c)	05/15/31	695	691,585
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)
8.926%(c)	05/15/31	8,900	8,812,515
Series 2024-01CHI, Class A, 144A
5.484%(cc)	07/15/35	15,600	15,693,516
Series 2025-05C3, Class A3
6.096%	01/15/58	18,500	19,534,405

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,639,341,415)			1,686,121,084

CORPORATE BONDS — 37.9%
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	1,935,155
5.300%	03/26/34	1,210	1,235,829
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	28,200	27,764,780
2.700%	02/01/27	2,560	2,487,680
3.250%	02/01/28	513	497,580
3.250%	02/01/35	6,220	5,236,596
3.375%	06/15/46	1,200	817,431
3.600%	05/01/34(a)	1,500	1,322,296
3.625%	02/01/31	4,518	4,256,579
3.625%	03/01/48	913	629,417
3.850%	11/01/48	685	491,358
3.900%	05/01/49	4,225	3,033,977
3.950%	08/01/59	3,995	2,727,829
5.040%	05/01/27	1,600	1,612,041
5.705%	05/01/40	6,032	5,949,322

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
5.930%	05/01/60	2,132	$2,025,512
6.388%	05/01/31	70	75,286
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
6.950%	01/17/28	342	358,245

			62,456,913

Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
6.200%	11/01/28	23,190	24,480,443
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	9,766	9,230,306
3.557%	08/15/27	1,208	1,187,466
4.390%	08/15/37	4,060	3,612,477
4.540%	08/15/47	478	383,864
4.742%	03/16/32	344	341,326
4.906%	04/02/30	260	263,326
5.625%	08/15/35	885	899,555
6.343%	08/02/30	3,267	3,511,042
7.079%	08/02/43	1,000	1,092,374
7.081%	08/02/53(a)	1,920	2,132,748
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,683	1,685,347
5.931%	02/02/29	5,953	6,238,370
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.125%	03/02/28	1,200	1,169,468
5.125%	02/15/30	5,041	5,186,919
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35(a)	5,295	5,393,528
7.000%	08/04/41	415	436,163

			67,244,722

Airlines — 0.4%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	295	285,583
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	246	245,526
4.750%	10/20/28	19,910	19,872,965
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	1,700	1,703,550
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	15,365	15,503,441
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	1,039	1,007,873
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	879	840,089

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	695	$656,483

			40,115,510

Auto Manufacturers — 0.8%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	4,015	3,088,488
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	9,560	8,723,305
5.850%	05/17/27	240	241,890
5.875%	11/07/29	14,200	14,244,490
6.798%	11/07/28	675	699,458
6.800%	05/12/28	620	640,859
7.122%	11/07/33	3,125	3,242,506
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,060	999,784
5.150%	04/01/38	1,875	1,740,065
5.350%	04/15/28	13,095	13,295,724
6.600%	04/01/36	20	21,146
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	875	874,265
Sr. Unsec’d. Notes
2.400%	10/15/28	7,580	7,048,691
3.600%	06/21/30	3,200	2,993,507
4.900%	10/06/29	1,480	1,478,157
5.050%	04/04/28	1,830	1,844,023
5.550%	07/15/29	1,490	1,521,829
5.800%	06/23/28	9,225	9,504,383
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29	1,190	1,179,842
5.350%	03/19/29	655	666,579
5.400%	01/08/31	390	398,079
5.500%	03/30/26	635	638,993
6.500%	01/16/29(a)	11,855	12,492,019
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	125,849
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.625%	11/13/25	1,125	1,124,886
4.750%	11/13/28(a)	1,555	1,546,326
4.950%	08/15/29	625	625,473

			91,000,616

Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.650%	09/13/29	615	611,996

Banks — 13.7%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
6.339%(ff)	09/18/27	11,600	11,848,039

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26	18,100	$18,193,260
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)	735	742,350
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Non-Preferred Notes
6.033%(ff)	03/13/35(a)	2,800	2,914,116
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/11/29(a)	1,040	1,026,350
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30(a)	7,200	7,412,116
Sub. Notes
3.225%(ff)	11/22/32	10,400	9,307,322
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	37,550	32,717,952
2.572%(ff)	10/20/32	200	176,048
2.687%(ff)	04/22/32	1,595	1,432,155
5.288%(ff)	04/25/34(a)	10,195	10,402,672
5.464%(ff)	05/09/36(a)	12,000	12,312,405
5.819%(ff)	09/15/29(a)	3,058	3,187,673
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	19,685	17,289,309
2.496%(ff)	02/13/31	48,784	44,566,835
2.676%(ff)	06/19/41	4,972	3,543,331
3.194%(ff)	07/23/30	2,435	2,318,081
3.824%(ff)	01/20/28	2,725	2,701,766
4.078%(ff)	04/23/40	9,920	8,615,228
4.271%(ff)	07/23/29	1,152	1,148,809
5.015%(ff)	07/22/33(a)	3,695	3,738,627
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40,795	36,586,287
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27	940	910,989
2.667%(ff)	03/10/32(a)	10,210	9,043,540
4.837%(ff)	09/10/28	2,055	2,069,042
5.335%(ff)	09/10/35	15,660	15,475,751
5.501%(ff)	08/09/28(a)	9,050	9,219,687
5.785%(ff)	02/25/36	5,500	5,599,970
Sub. Notes
4.836%	05/09/28	1,090	1,089,820
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.675%(ff)	06/30/27	1,840	1,788,376
1.904%(ff)	09/30/28	5,100	4,805,827
2.159%(ff)	09/15/29	16,350	15,149,483
2.871%(ff)	04/19/32	1,565	1,400,962
3.132%(ff)	01/20/33	3,610	3,205,749
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29	1,605	1,641,118
Sub. Notes, 144A
5.906%(ff)	11/19/35	9,000	9,071,460

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.045%(ff)	10/19/27	1,170	$1,130,904
5.876%(ff)	01/14/31	15,865	16,410,989
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	285	278,534
Sub. Notes, 144A, MTN
4.875%	04/01/26	365	364,872
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.208%(ff)	01/18/29	5,495	5,710,303
6.684%(ff)	09/13/27	16,830	17,224,916
6.840%(ff)	09/13/34	2,455	2,690,218
Capital One NA,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,995	2,961,378
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	15,200	15,787,010
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	13,975	12,380,279
2.572%(ff)	06/03/31	25,355	22,992,289
2.666%(ff)	01/29/31	34,015	31,164,369
2.976%(ff)	11/05/30	6,450	6,033,168
3.057%(ff)	01/25/33	4,240	3,790,866
3.668%(ff)	07/24/28	675	664,461
3.700%	01/12/26	655	651,930
3.785%(ff)	03/17/33	2,210	2,062,018
3.887%(ff)	01/10/28	2,335	2,313,858
3.980%(ff)	03/20/30	15,620	15,303,787
Sub. Notes
4.450%	09/29/27	590	590,378
4.600%	03/09/26	1,105	1,104,010
5.827%(ff)	02/13/35	2,335	2,380,275
6.020%(ff)	01/24/36	40,565	41,649,751
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29	26,060	26,488,976
Sr. Non-Preferred Notes, 144A, MTN
5.862%(ff)	01/09/36	9,550	9,852,251
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30	1,645	1,636,240
5.705%(ff)	03/01/30	1,370	1,419,607
Sr. Preferred Notes, 144A, MTN
6.259%(ff)	09/22/26	16,605	16,651,032
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	2,246	2,179,451
4.999%(ff)	09/11/30	165	166,003
5.297%(ff)	05/09/31	11,990	12,167,869
5.373%(ff)	01/10/29	6,645	6,753,810
Sr. Non-Preferred Notes, SOFR + 1.219%
5.589%(c)	11/16/27	2,560	2,558,236
Sub. Notes
3.729%(ff)	01/14/32	965	881,731

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.742%(ff)	01/07/33	6,345	$5,701,278
7.079%(ff)	02/10/34	12,536	13,318,382
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.337%(ff)	04/25/33	545	520,579
5.631%(ff)	01/29/32(a)	625	650,423
6.339%(ff)	07/27/29	5,475	5,765,165
6.361%(ff)	10/27/28	350	364,891
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,525	1,492,224
1.992%(ff)	01/27/32	11,456	9,917,382
2.383%(ff)	07/21/32	50,770	44,339,742
2.600%	02/07/30(a)	2,695	2,491,314
2.615%(ff)	04/22/32	5,603	4,983,802
2.650%(ff)	10/21/32	3,260	2,875,680
3.615%(ff)	03/15/28	2,295	2,264,178
3.691%(ff)	06/05/28	3,110	3,066,948
3.750%	02/25/26	1,335	1,328,501
3.814%(ff)	04/23/29	77,785	76,509,055
3.850%	01/26/27	3,205	3,184,064
4.017%(ff)	10/31/38	7,432	6,477,380
4.223%(ff)	05/01/29	13,345	13,270,166
4.692%(ff)	10/23/30(a)	1,905	1,910,583
5.016%(ff)	10/23/35	2,035	2,010,428
Sub. Notes
6.750%	10/01/37	540	592,537
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)	200	196,500
4.700%(ff)	03/09/31(oo)	341	308,605
Sr. Unsec’d. Notes
5.887%(ff)	08/14/27	455	461,165
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	26,409	27,704,257
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	700	685,591
6.114%(ff)	09/11/34	1,985	2,101,789
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
7.036%(c)	10/01/25(oo)	565	568,159
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	62,094	53,868,217
2.069%(ff)	06/01/29	8,300	7,789,499
2.522%(ff)	04/22/31	5,865	5,360,247
2.545%(ff)	11/08/32	1,806	1,589,799
2.580%(ff)	04/22/32	9,460	8,448,680
2.739%(ff)	10/15/30	2,659	2,478,656
2.963%(ff)	01/25/33	450	404,326
3.509%(ff)	01/23/29	87	85,214
3.782%(ff)	02/01/28	1,715	1,700,013
3.960%(ff)	01/29/27	545	543,475
4.005%(ff)	04/23/29	4,554	4,512,310
4.203%(ff)	07/23/29	5,510	5,487,924
4.603%(ff)	10/22/30	1,900	1,906,651

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.946%(ff)	10/22/35(a)	1,365	$1,350,911
5.040%(ff)	01/23/28	1,140	1,152,236
5.581%(ff)	04/22/30	290	301,192
5.766%(ff)	04/22/35	1,730	1,816,806
6.087%(ff)	10/23/29	63,240	66,473,734
Sub. Notes
2.956%(ff)	05/13/31(a)	2,930	2,708,402
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	215	217,749
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	266	235,935
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.153%(ff)	07/16/30	19,910	18,831,332
5.778%(ff)	07/06/29(a)	10,110	10,487,603
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29	2,990	3,042,191
5.173%(ff)	01/16/30	1,795	1,832,824
6.407%(ff)	11/01/29	25,020	26,503,010
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	6,490	5,620,837
2.699%(ff)	01/22/31	78,795	72,622,257
3.772%(ff)	01/24/29	1,220	1,201,298
4.431%(ff)	01/23/30	7,195	7,178,513
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	19,265	16,477,797
1.928%(ff)	04/28/32	21,740	18,588,770
2.511%(ff)	10/20/32	2,950	2,584,525
2.943%(ff)	01/21/33	6,530	5,827,656
3.591%(cc)	07/22/28	695	682,771
5.250%(ff)	04/21/34	12,880	13,105,156
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.300%(ff)	01/21/28	585	593,839
6.875%(ff)	10/20/34	1,890	2,112,061
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
6.342%(ff)	05/31/35(a)	3,000	3,137,080
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	9,080	8,817,465
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	1,350	1,330,358
2.889%(ff)	06/09/32	1,245	1,095,080
3.337%(ff)	01/21/33	6,695	5,921,392
5.519%(ff)	01/19/28	1,503	1,523,736
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29	52,570	53,512,738
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27	1,225	1,204,555
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30	524	467,520

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	9,640	$10,429,381
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	8,620	8,284,872
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30	770	792,999
5.850%(ff)	10/21/33	345	362,943
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(a)(oo)	477	420,356
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	1,400	1,373,966
1.364%(ff)	01/30/27	1,330	1,305,250
2.746%(ff)	02/11/33	990	861,230
3.091%(ff)	05/14/32	2,705	2,454,216
3.126%(ff)	08/13/30	2,615	2,462,719
6.246%(ff)	09/22/29	205	215,177
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26	555	551,993
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	425	384,669
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	9,935	10,173,247
6.491%(ff)	10/23/34	29,940	32,728,404
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28(a)	25,050	24,140,484
2.572%(ff)	02/11/31	28,043	25,676,672
2.879%(ff)	10/30/30	27,055	25,277,905
3.350%(ff)	03/02/33	3,235	2,955,554
4.611%(ff)	04/25/53	2,040	1,737,666
5.198%(ff)	01/23/30(a)	2,350	2,406,180
5.557%(ff)	07/25/34(a)	29,185	30,138,886

			1,471,978,151

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	3,385	3,301,942
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala),
Gtd. Notes, 144A
5.250%	04/27/29	280	271,264

			3,573,206

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43	4,545	4,507,810
5.650%	03/02/53	2,820	2,754,386

			7,262,196

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials — 0.2%
CEMEX Materials LLC (Mexico),
Gtd. Notes
7.700%	07/21/25(a)	2,100	$2,105,943
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	13,950	14,276,178
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	795	778,798
5.700%	06/15/34(a)	1,010	1,048,801
5.950%	06/15/54(a)	1,025	1,035,151
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	235	224,875

			19,469,746

Chemicals — 0.7%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	4,589	3,940,574
4.500%	01/31/30	2,430	1,871,100
8.500%	01/12/31	10,949	9,536,579
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	8,925	8,889,519
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	3,261	3,375,625
5.419%	11/15/48	650	655,158
EQUATE Petrochemical Co. KSC (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	1,051	1,041,362
FMC Corp.,
Sr. Unsec’d. Notes
5.650%	05/18/33(a)	8,945	8,846,065
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	627	594,502
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	5,665	4,187,548
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30(a)	9,592	8,901,213
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	1,379	1,236,963
4.500%	10/22/25	479	476,845
5.125%	06/23/51	419	317,916
6.750%	05/02/34	6,856	7,092,806
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
2.875%	05/11/31(a)	1,242	1,044,311
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26	1,783	1,747,340
6.500%	09/27/28(a)	1,030	977,470

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
5.500%	09/10/34		1,780	$1,737,725
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		5,020	4,620,910
4.750%	06/01/28		830	830,490

				71,922,021

Commercial Services — 0.6%
Brown University,
Bonds, Series A
2.924%	09/01/50(a)		10,165	6,703,691
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		165	104,528
4.700%	11/01/2111		220	179,545
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	4,377	5,126,885
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		1,558	1,452,348
Duke University,
Unsec’d. Notes, Series 2020
2.757%	10/01/50		4,250	2,698,697
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	06/01/28		12,055	12,287,120
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		3,545	3,533,767
4.900%	05/01/33		1,750	1,750,373
7.000%	10/15/37		2,200	2,523,503
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		188	165,519
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30		266	244,719
2.900%	11/15/31		78	68,988
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60		830	489,694
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		1,310	1,006,964
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		4,103	2,834,895
3.959%	07/01/38		75	68,277
4.678%	07/01/2114		804	667,076
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50		3,325	2,055,961
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50		1,210	734,966

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
3.150%	07/15/46	1,030	$737,981
3.300%	07/15/56	120	82,010
3.619%	10/01/37	35	30,711
Trustees of Princeton University (The),
Unsec’d. Notes, Series 2020
2.516%	07/01/50	25,000	15,388,405
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	100	63,531
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	80	61,956
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120	80	45,826
Unsec’d. Notes, Series 2017
3.841%	10/01/47	970	764,893
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	1,620	1,240,228
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30	590	522,551
2.402%	04/15/50	6,500	3,864,838

			67,500,446

Computers — 0.1%
Booz Allen Hamilton, Inc.,
Gtd. Notes
5.950%	08/04/33(a)	905	927,850
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	2,425	2,122,860
4.375%	05/15/30(a)	9,500	9,368,410

			12,419,120

Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32	250	233,869

Diversified Financial Services — 0.5%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	700	684,272
BOC Aviation Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27(a)	200	196,610
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27	405	401,809
5.468%(ff)	02/01/29	4,145	4,244,044
5.700%(ff)	02/01/30	398	411,687
6.051%(ff)	02/01/35(a)	1,095	1,142,515
7.624%(ff)	10/30/31(a)	14,995	16,941,333
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series K
5.000%(ff)	06/01/27(oo)	372	371,556

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, SOFR Index + 1.050%
5.437%(c)	03/03/27		5,760	$5,799,906
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32		205	170,175
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31(a)		5,035	4,380,973
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,670	1,468,644
2.710%	01/22/29(a)		7,920	7,426,044
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34		6,800	7,077,038
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30(a)		1,900	1,819,326
6.150%	12/06/28(a)		200	208,180
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30		250	239,385
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,150	1,285,962
3.350%	05/16/31		400	366,540
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26		41	39,838
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26(a)		4,089	3,990,878

				58,666,715

Electric — 2.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47		1,575	1,153,477
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46		111	87,727
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		975	799,273
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/29		855	877,044
5.950%	11/01/32		131	138,896
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		775	707,774
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Z
3.700%	05/01/50		2,250	1,592,910
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.413%	09/01/52		200	190,712

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48	590	$459,767
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35	870	871,284
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50	1,510	1,459,946
Comision Federal de Electricidad (Mexico),
Gtd. Notes
4.688%	05/15/29	4,000	3,896,000
Gtd. Notes, 144A
3.348%	02/09/31(a)	2,663	2,346,103
3.875%	07/26/33	244	207,180
4.688%	05/15/29	7,063	6,879,362
5.700%	01/24/30	670	667,990
6.450%	01/24/35	2,590	2,547,524
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36	2,390	2,127,121
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	475	366,640
4.000%	03/01/48	775	612,935
4.350%	11/15/45	1,080	914,078
6.450%	01/15/38	715	789,088
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	1,020	787,587
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28	935	967,457
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	405	397,936
DTE Energy Co.,
Sr. Unsec’d. Notes
4.875%	06/01/28	380	385,639
5.100%	03/01/29	2,730	2,784,932
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82	7,865	7,550,288
Sr. Unsec’d. Notes
2.650%	09/01/26	1,385	1,359,073
3.500%	06/15/51	1,715	1,177,224
5.000%	08/15/52(a)	1,760	1,543,268
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	3,535	3,370,591
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	3,505	3,604,656
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	690	520,587

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	845	$843,959
6.950%	11/15/29(a)	360	374,242
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	300	292,498
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29	815	833,934
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	2,255	2,128,559
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	2,931	2,963,974
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	293	296,296
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	1,773	1,857,218
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	13,473	14,112,968
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	915	727,063
Eversource Energy,
Sr. Unsec’d. Notes
5.850%	04/15/31	1,505	1,584,254
Exelon Corp.,
Sr. Unsec’d. Notes
5.625%	06/15/35	950	977,471
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	1,718	1,577,646
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30	319	283,173
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	1,994	1,695,922
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	3,263	3,164,966
5.150%	03/30/26	2,450	2,455,998
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes
4.550%	01/15/30	410	410,220
5.000%	01/15/35(a)	645	638,207
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	130	124,321
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33	2,110	2,127,956
5.250%	03/15/34	1,325	1,351,578
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	335	385,888

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Indianapolis Power & Light Co.,
First Mortgage, 144A
5.700%	04/01/54	645	$641,414
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	4,155	3,743,539
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,087	2,024,891
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	310	271,837
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32(a)	1,237	1,221,607
MidAmerican Energy Co.,
First Mortgage
5.850%	09/15/54	800	823,540
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
5.638%	03/15/40(a)	697	697,171
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,515	1,130,171
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	3,164	3,114,158
2.450%	12/02/27	2,625	2,491,874
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.250%	02/26/26	850	847,816
Oglethorpe Power Corp.,
First Mortgage
3.750%	08/01/50	705	494,696
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	1,250	945,669
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	926	877,411
2.500%	02/01/31	2,075	1,801,173
3.000%	06/15/28	152	144,421
3.300%	12/01/27	360	348,251
3.300%	08/01/40	469	336,135
3.500%	08/01/50	2,525	1,617,482
3.950%	12/01/47	3,650	2,569,814
4.250%	03/15/46	900	668,889
4.500%	07/01/40	32,445	26,990,345
4.750%	02/15/44	13,195	10,688,179
4.950%	07/01/50	6,775	5,459,402
5.900%	06/15/32	340	347,327
6.400%	06/15/33	2,600	2,715,960
6.950%	03/15/34	1,105	1,188,022
PacifiCorp,
First Mortgage
3.300%	03/15/51	2,500	1,617,087
4.100%	02/01/42	2,239	1,804,990

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
4.125%	01/15/49		6,000	$4,594,598
4.150%	02/15/50		8,310	6,339,067
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28		4,195	4,441,446
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		2,120	1,607,502
First Ref. Mortgage
4.800%	10/15/43		910	812,736
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25	EUR	680	801,126
4.875%	07/17/49		200	162,376
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	2,376	2,430,598
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		5,685	5,495,778
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		375	299,992
Sempra,
Jr. Sub. Notes
4.125%(ff)	04/01/52		6,217	5,985,864
Sr. Unsec’d. Notes
3.400%	02/01/28		405	395,390
Southern California Edison Co.,
First Mortgage
5.450%	06/01/31		515	524,507
First Ref. Mortgage
3.900%	12/01/41		1,492	1,122,570
4.000%	04/01/47		6,075	4,365,851
4.650%	10/01/43		1,320	1,066,523
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		3,160	3,218,872
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		345	325,646
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		6,355	6,272,096
6.000%	04/15/34		680	706,446
6.950%	10/15/33		855	939,896
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30		2,160	2,049,760

				226,932,291

Electronics — 0.1%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.750%	08/09/26		7,470	7,225,950

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction — 0.3%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26	439	$435,708
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	4,536	4,397,652
4.250%	10/31/26	2,251	2,234,117
5.500%	10/31/46	1,883	1,555,123
5.500%	07/31/47	20,583	16,963,994
Sitios Latinoamerica SAB de CV (Brazil),
Gtd. Notes
5.375%	04/04/32	1,050	1,027,950

			26,614,544

Entertainment — 0.0%
GENM Capital Labuan Ltd. (Malaysia),
Gtd. Notes, 144A
3.882%	04/19/31	307	275,532
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32	35	29,520
5.050%	03/15/42	2,684	1,803,621
5.141%	03/15/52	4,445	2,741,943

			4,850,616

Foods — 0.3%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	440	434,720
6.400%	01/15/34	450	481,095
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
3.000%	05/15/32	3,485	3,046,934
3.625%	01/15/32	225	205,704
5.125%	02/01/28	2,700	2,742,022
5.750%	04/01/33	73	74,882
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	06/04/42	2,032	1,832,332
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	815	657,952
Sr. Unsec’d. Notes, 144A
5.000%	03/01/32(a)	4,070	4,124,428
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	3,775	3,400,142
4.250%	04/15/31	8,245	7,953,100
6.250%	07/01/33	6,570	6,947,929
Sysco Corp.,
Gtd. Notes
2.450%	12/14/31	765	669,924

			32,571,164

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	1,220	1,233,265

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Forest Products & Paper (cont’d.)
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30(a)		1,557	$1,477,204

				2,710,469

Gas — 0.0%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27		641	624,104
6.119%	07/20/53		690	692,230
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		405	408,858
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26		139	135,740
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30		179	171,934
5.250%	03/30/28		410	419,632
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	2,015,518

				4,468,016

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/50		1,029	585,917

Healthcare-Products — 0.1%
Alcon Finance Corp.,
Gtd. Notes, 144A
2.600%	05/27/30		200	183,101
2.750%	09/23/26		200	195,633
5.375%	12/06/32		200	206,203
Solventum Corp.,
Gtd. Notes
5.400%	03/01/29		1,845	1,900,147
5.600%	03/23/34(a)		2,100	2,160,778
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	502,330

				5,148,192

Healthcare-Services — 1.6%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51		1,382	850,970
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		105	74,680
4.272%	08/15/48		1,320	1,086,117
Unsec’d. Notes, Series 2020
2.211%	06/15/30		1,455	1,317,246
3.008%	06/15/50		2,445	1,597,896

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	1,043	$859,411
6.750%	12/15/37	2,170	2,345,222
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	315	252,122
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29	745	694,737
3.106%	11/15/39	2,480	1,937,786
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50	1,411	1,080,654
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30	6,895	6,161,572
4.250%	12/15/27	445	438,396
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	590	475,539
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40	2,120	1,620,156
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114	415	349,061
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53(a)	980	874,072
5.950%	12/15/34	5,100	5,394,595
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41	4,200	2,936,462
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31	860	749,098
4.125%	06/15/29	93	91,375
4.375%	03/15/42	447	372,377
4.500%	02/15/27	10,265	10,267,430
5.450%	09/15/34	950	957,228
5.625%	09/01/28	42	43,242
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30	12,560	11,251,458
5.200%	06/15/29	760	775,427
5.450%	06/15/34	965	979,110
5.875%	06/15/54	1,995	1,940,761
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	1,460	1,471,392
5.375%	04/15/31	1,780	1,819,975
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.849%	05/08/29	555	574,880
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	1,085	859,759

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
IQVIA, Inc.,
Sr. Sec’d. Notes
6.250%	02/01/29	1,580	$1,651,042
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	3,785	3,100,987
Gtd. Notes, Series 2019
3.266%	11/01/49	80	55,361
Unsec’d. Notes, Series 2021
2.810%	06/01/41	965	690,201
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52	1,490	1,189,613
Unsec’d. Notes, Series 2021
3.196%	11/15/61	2,225	1,398,162
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	4,415	2,879,613
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	3,325	2,027,654
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	835	648,853
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	5,095	3,485,598
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,810	8,395,371
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	245	166,046
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	2,276	1,594,332
5.475%	10/01/35	9,995	10,237,710
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	150	124,995
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52	2,155	1,319,765
Sec’d. Notes, Series 2042
2.719%	01/01/42	2,720	1,898,275
Providence St. Joseph Health Obligated Group,
Sr. Unsec’d. Notes
5.403%	10/01/33(a)	19,125	19,332,485
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31(a)	2,686	2,436,866
5.750%	01/30/40	1,126	1,122,159
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	7,294	7,384,771
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	355	289,979

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Sec’d. Notes, Series 2019
3.372%	11/15/51	235	$162,321
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	3,090	2,240,403
3.050%	05/15/41	740	543,655
5.000%	04/15/34	2,590	2,587,342
5.050%	04/15/53	3,054	2,725,016
5.200%	04/15/63	33,730	30,013,180
5.875%	02/15/53	2,765	2,768,698
UPMC,
Sec’d. Notes
5.377%	05/15/43	1,870	1,781,918
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	315	272,537

			177,025,114

Insurance — 0.6%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	380	369,075
AIA Group Ltd. (Hong Kong),
Sub. Notes, 144A, MTN
4.950%	03/30/35	1,080	1,066,803
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	212	207,481
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46	950	859,803
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	1,185	1,103,478
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
6.750%	02/15/54	2,300	2,549,329
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29	420	411,637
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29(a)	2,420	2,372,030
3.900%	04/05/32	834	782,823
4.350%	04/05/42	27	22,634
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.200%	01/12/29	385	394,347
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44	2,230	1,968,850
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31	17,542	16,276,185
4.850%	04/17/28	2,983	3,007,823
5.625%	08/16/32	2,062	2,114,740

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		26,283	$26,311,966
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		730	763,160
7.000%	06/15/40		1,625	1,801,439
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50		1,310	1,004,403
5.000%	03/30/43		250	223,408
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		80	71,042
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		510	566,662
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		2,915	2,623,309
6.850%	12/16/39		84	94,718

				66,967,145

Internet — 0.2%
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		535	521,587
5.600%	05/15/53		2,970	2,968,677
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32		200	186,750
Uber Technologies, Inc.,
Gtd. Notes, 144A
4.500%	08/15/29		2,023	2,012,586
Sr. Unsec’d. Notes
5.350%	09/15/54(a)		1,440	1,345,660
United Group BV (Slovenia),
Sr. Sec’d. Notes
3.625%	02/15/28	EUR	4,900	5,629,388
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	6,025	7,009,854

				19,674,502

Investment Companies — 0.1%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.875%	02/14/35		2,215	2,167,931
5.125%	02/14/53		3,670	3,135,098

				5,303,029

Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31		135	125,864
3.450%	04/15/30		805	766,062

				891,926

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging — 0.4%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	1,810	$1,781,266
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	1,130	1,114,199
5.625%	06/15/28	24,430	24,925,671
5.900%	06/01/27	425	433,947
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	2,150	2,186,728
5.450%	09/15/26	7,660	7,746,836
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	1,610	1,615,218
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28(a)	1,065	1,069,952
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,068	1,047,441

			41,921,258

Machinery-Diversified — 0.4%
AGCO Corp.,
Gtd. Notes
5.800%	03/21/34	485	492,249
CNH Industrial Capital LLC,
Gtd. Notes
4.550%	04/10/28	10,940	10,984,872
5.500%	01/12/29	9,205	9,508,817
CNH Industrial NV,
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	86	84,993
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	4,025	3,502,928
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31	920	952,842
5.450%	06/15/34(a)	750	770,644
Nordson Corp.,
Sr. Unsec’d. Notes
5.600%	09/15/28	3,110	3,206,900
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26	5,930	5,963,054
6.050%	04/15/28	74	76,177
Weir Group, Inc. (United Kingdom),
Gtd. Notes, 144A
5.350%	05/06/30	8,000	8,093,132
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	1,345	1,352,627

			44,989,235

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,025	$944,586
2.300%	02/01/32(a)	3,719	3,134,975
3.500%	06/01/41	6,060	4,397,433
3.900%	06/01/52	7,926	5,431,701
4.800%	03/01/50	300	240,262
5.050%	03/30/29	7,445	7,519,838
5.250%	04/01/53	319	271,910
5.375%	04/01/38	2,850	2,685,458
5.375%	05/01/47	1,805	1,565,295
6.384%	10/23/35	175	183,822
6.484%	10/23/45	3,533	3,500,365
6.650%	02/01/34	2,300	2,461,174
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50	725	498,477
3.750%	04/01/40(a)	5,035	4,172,232
3.900%	03/01/38	1,040	900,923
5.500%	05/15/64(h)	19,010	17,696,925
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28	2,495	2,562,559
5.450%	09/01/34	837	825,469
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	4,225	3,699,836

			62,693,240

Mining — 1.2%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	370	372,682
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,835	5,005,230
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.250%	09/08/30	14,490	14,995,205
5.250%	09/08/33(a)	15,000	15,333,552
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
6.300%	09/08/53	500	489,175
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31(a)	200	185,787
6.300%	09/08/53	2,395	2,343,148
6.440%	01/26/36	1,270	1,325,245
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32	3,057	3,055,884
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32	2,175	2,174,206
Freeport-McMoRan, Inc.,
Gtd. Notes
4.250%	03/01/30	796	780,544
4.375%	08/01/28	785	780,718
4.625%	08/01/30	297	294,754

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
5.000%	09/01/27	181	$181,148
5.450%	03/15/43	785	743,210
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	925	925,619
Sr. Unsec’d. Notes
6.250%	07/15/33	48,540	52,124,582
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	7,741	6,988,553
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
3.250%	05/13/30	1,169	1,115,223
5.350%	03/15/34	12,640	12,973,839
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32	4,309	4,036,283

			126,224,587

Miscellaneous Manufacturing — 0.0%
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	5,450	4,837,085

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,295	1,325,121
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	675	677,195

			2,002,316

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.100%	03/01/30	5,500	5,548,521

Oil & Gas — 2.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	16,405	14,623,009
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	10,000	9,506,393
5.600%	06/13/28	7,125	7,308,633
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	09/22/25(a)(oo)	12,372	12,341,070
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	2,975	3,080,860
6.450%	06/30/33	2,760	2,930,013
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	360	243,609
5.250%	06/15/37	5,941	5,584,746
5.400%	06/15/47	693	613,785
6.750%	11/15/39	542	582,467

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	165	$154,040
4.300%	11/15/44	580	482,524
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	405	399,340
Gtd. Notes, 144A
2.268%	11/15/26	745	720,456
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	2,910	2,688,996
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	26,444	26,064,247
5.150%	01/30/30	660	674,622
5.400%	04/18/34	2,953	2,960,405
5.750%	04/18/54	1,240	1,151,188
5.900%	04/18/64	1,295	1,201,239
6.250%	03/15/33	28,411	30,259,662
6.250%	03/15/53	985	973,663
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	269	226,363
6.875%	04/29/30	3,849	3,802,812
7.750%	02/01/32	5,185	5,087,781
8.625%	01/19/29	11,055	11,678,281
8.875%	01/13/33	3,934	4,052,020
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.875%	03/30/31	140	129,283
Energean PLC (Israel),
Sr. Sec’d. Notes, 144A
6.500%	04/30/27(a)	278	272,440
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50	305	229,387
7.150%	11/15/25	846	853,841
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	1,139	1,106,017
5.375%	03/15/30	600	602,035
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33	400	345,252
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27	200	199,364
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28	16,930	16,694,434
4.750%	09/15/44	136	113,308
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	10/01/34(a)	880	863,590
6.050%	10/01/54	770	705,109
6.125%	01/01/31	1,606	1,665,301
6.375%	09/01/28(a)	540	561,652

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.625%	09/01/30		365	$386,036
7.500%	05/01/31		2,199	2,421,732
8.875%	07/15/30		2,905	3,326,238
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
6.500%	11/07/48		200	205,115
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	4,000	5,419,222
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		994	955,085
5.950%	01/28/31(a)		5,126	4,621,602
6.490%	01/23/27		2,123	2,108,139
6.500%	01/23/29		2,335	2,285,708
6.625%	06/15/35		134	112,433
6.700%	02/16/32(a)		3,400	3,156,560
6.840%	01/23/30		5,728	5,526,947
10.000%	02/07/33		480	513,744
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	2,500	2,803,168
4.875%	02/21/28	EUR	7,401	8,505,550
Gtd. Notes, MTN
6.875%	08/04/26		8,800	8,795,864
8.750%	06/02/29		1,706	1,763,287
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		1,690	1,498,395
2.150%	01/15/31		6,545	5,812,646
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31		200	178,062
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		19,302	17,979,998
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
5.750%	07/17/54		1,630	1,518,019
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30		650	681,148
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51		270	187,827
6.800%	05/15/38		753	810,067
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43		1,247	1,011,841
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/28		1,875	1,984,640

				258,302,310

Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41		1,330	1,276,048

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes
5.500%	04/15/28(a)	9,455	$9,700,150

Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	13,010	11,398,917
4.250%	11/21/49(a)	3,705	3,052,865
4.500%	05/14/35	2,544	2,457,783
4.700%	05/14/45	1,875	1,679,213
5.050%	03/15/34	2,685	2,734,069
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	2,440	2,433,406
4.375%	12/15/28	20,000	19,769,432
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.375%	11/21/30	1,235	1,314,655
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	3,660	3,386,942
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	16,049	15,249,793
5.050%	03/25/48	5,270	4,552,039
5.125%	07/20/45	95	84,023
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.700%	02/09/34	2,885	2,883,202
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	4,800	4,034,037
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	558,197
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	6,760	5,470,881
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	16,227	11,976,756

			93,036,210

Pipelines — 3.3%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	2,435	2,248,813
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	520	514,356
5.750%	08/15/34	2,840	2,916,025
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	800	798,823
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	7,555	7,508,948

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34	1,970	$1,991,372
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	24,400	25,616,403
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	5,000	4,413,927
5.600%	04/01/44	1,900	1,735,004
5.625%	07/15/27	7,900	8,071,077
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	165	139,510
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	117	116,792
6.700%	11/15/53	487	522,973
Sub. Notes
8.500%(ff)	01/15/84(a)	15,065	16,778,644
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	5,630	5,764,857
Sr. Unsec’d. Notes
4.950%	06/15/28	3,980	4,037,535
5.300%	04/15/47	270	237,832
5.400%	10/01/47	5,353	4,772,789
5.550%	02/15/28	64	65,853
5.550%	05/15/34(a)	1,055	1,068,826
5.600%	09/01/34	480	487,282
5.950%	05/15/54	695	660,475
6.000%	06/15/48	6,575	6,323,969
6.050%	06/01/41	9,500	9,488,616
6.100%	12/01/28	7,370	7,742,250
6.100%	02/15/42	2,565	2,542,317
6.125%	12/15/45	210	206,429
6.250%	04/15/49	2,640	2,607,111
6.400%	12/01/30	8,970	9,675,021
6.550%	12/01/33	16,730	18,151,187
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41	540	560,765
6.125%	10/15/39	790	842,156
Gtd. Notes, 3 Month SOFR + 3.039%
7.369%(c)	06/01/67	12,000	11,926,099
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	6,650	5,756,080
2.550%	07/01/30	3,725	3,378,034
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
6.190%	11/01/25	625	626,981
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	468,174
5.400%	09/01/44	186	172,428
5.500%	03/01/44	3,798	3,587,643

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	3,135	$2,029,466
5.050%	02/15/46	5,840	5,162,403
5.550%	06/01/45	540	510,383
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	855	756,979
4.700%	04/15/48	1,145	928,819
5.200%	03/01/47	2,975	2,599,285
5.200%	12/01/47	3,629	3,163,624
5.400%	04/01/35(a)	5,305	5,265,037
5.500%	06/01/34	4,973	4,996,939
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	2,900	1,910,817
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	4,839	5,283,920
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,000	934,870
3.250%	06/01/30	550	515,508
3.400%	09/01/29	1,720	1,642,365
4.400%	10/15/29	965	957,623
4.450%	09/01/49	413	317,505
4.500%	03/15/50	260	200,386
4.750%	10/15/31	1,315	1,303,650
4.950%	07/13/47	1,120	939,414
5.050%	11/01/34	6,812	6,630,077
5.200%	07/15/48	1,855	1,614,319
5.650%	11/01/28	375	388,546
5.800%	11/01/30	1,145	1,198,859
6.350%	01/15/31	2,370	2,533,594
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	41	39,179
3.800%	09/15/30	308	294,411
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	400	398,002
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	200	202,014
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	262,618
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	2,255	2,112,991
4.950%	04/15/52	360	300,298
5.500%	02/15/35	4,895	4,914,409
6.500%	03/30/34	3,212	3,453,494
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	385	385,270
5.500%	03/01/30	6,045	6,132,288
6.875%	01/15/29	444	453,033

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	12,696	$12,216,203
4.500%	03/01/28	16,985	16,883,197
4.750%	08/15/28	3,000	3,001,294
6.150%	04/01/33	985	1,024,198
6.350%	01/15/29	4,361	4,566,978
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	5,152	4,616,921
3.500%	11/15/30	4,025	3,806,396
3.500%	10/15/51	2,050	1,405,372
4.000%	09/15/25	2,190	2,185,775
4.650%	08/15/32	8,280	8,123,152
4.900%	01/15/45	2,882	2,530,592
5.100%	09/15/45	575	521,418
5.150%	03/15/34	4,223	4,218,072
5.300%	08/15/28	9,328	9,586,030
5.300%	08/15/52	615	561,783
5.400%	03/04/44	2,840	2,668,334
5.600%	03/15/35	25,530	26,250,498
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	3,777	4,272,513

			353,694,497

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31	4,250	3,727,140

Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	2,815	2,375,285
5.250%	05/15/36	300	294,069
American Tower Corp.,
Sr. Unsec’d. Notes
1.500%	01/31/28	4,250	3,958,386
5.800%	11/15/28	9,495	9,906,945
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	1,740	1,645,286
2.500%	08/16/31	5,150	4,489,189
3.900%	03/15/27	5,390	5,342,040
4.050%	07/01/30	14,133	13,719,379
4.125%	05/15/29	6,005	5,907,216
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31	4,780	4,065,494
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	14,685	12,991,810
2.900%	12/01/33	1,545	1,275,065
Crown Castle, Inc.,
Sr. Unsec’d. Notes
4.800%	09/01/28	12,380	12,453,949
5.000%	01/11/28	24,515	24,765,528
5.800%	03/01/34	985	1,020,432

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	510	$481,015
5.375%	04/15/26	12,160	12,170,844
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31	3,385	3,087,149
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31	1,475	1,274,408
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31	4,420	3,873,940
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31	1,400	1,188,990
4.875%	02/01/35	1,035	1,002,882
5.450%	08/15/30	511	528,505
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	75	72,405
4.375%	10/01/25	2,415	2,411,783
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	6,235	5,724,330
4.850%	03/01/35(a)	1,700	1,664,058
6.400%	03/01/34	3,380	3,677,376
Realty Income Corp.,
Gtd. Notes
3.400%	01/15/30	17,934	17,169,572
Sr. Unsec’d. Notes
2.700%	02/15/32	3,700	3,261,273
3.250%	01/15/31	3,100	2,902,998
5.125%	02/15/34(a)	3,665	3,707,489
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	2,800	2,619,179
2.700%	07/15/31	29,515	26,146,213
4.200%	04/15/32	13,027	12,368,699
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30	20	19,176
4.250%	12/01/26	305	303,116
4.500%	09/01/26	3,406	3,396,166
4.625%	12/01/29	375	367,750
5.750%	02/01/27	65	65,892
Welltower OP LLC,
Gtd. Notes
2.800%	06/01/31(a)	20,195	18,333,995
3.100%	01/15/30	3,400	3,219,525
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	13,255	10,796,749

			246,045,550

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	2,435	$2,094,573
4.750%	06/01/30	805	800,965
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	530	453,886
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	2,910	2,884,073
Ferguson Enterprises, Inc.,
Gtd. Notes
5.000%	10/03/34	240	238,143
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	4,880	5,181,704
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	511	399,864
5.750%	07/01/53	715	699,260
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	2,595	2,223,894

			14,976,362

Semiconductors — 0.4%
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31	195	174,365
3.500%	02/15/41	16,350	12,935,171
Sr. Unsec’d. Notes
4.350%	02/15/30	2,345	2,336,383
4.550%	02/15/32	885	876,860
5.050%	07/12/29	2,140	2,191,465
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	2,075	1,750,292
3.187%	11/15/36	12,390	10,270,150
3.419%	04/15/33	6,960	6,304,112
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49(a)	3,344	2,115,968
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.663%	02/15/30	2,130	2,129,657
6.750%	11/01/29	1,330	1,437,807
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.500%	05/11/31	3,545	3,110,507
3.400%	05/01/30	500	473,220

			46,105,957

Software — 0.2%
Cadence Design Systems, Inc.,
Sr. Unsec’d. Notes
4.300%	09/10/29	900	900,715
4.700%	09/10/34	530	523,486

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29(a)	11,415	$10,991,233
5.450%	03/02/28	5,380	5,528,348
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	1,288	900,140
3.950%	03/25/51	3,499	2,581,581
6.150%	11/09/29	73	77,895

			21,503,398

Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	7,740	6,664,152
2.550%	12/01/33	650	544,114
3.500%	06/01/41	14,600	11,450,777
3.550%	09/15/55	2,264	1,527,152
4.500%	05/15/35	620	590,728
6.550%	02/15/39	7,695	8,424,934
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30(x)	870	87
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^(x)	581	1
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%
11.250%	05/25/27(x)	2,056	2,076,996
Digicel Midco Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%
10.500%	11/25/28(x)	7,927	7,872,663
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29	725	677,167
Sr. Sec’d. Notes, 144A
11.000%	11/15/29	11,354	13,065,226
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34	920	938,065
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32(a)	1,220	1,132,847
4.500%	03/15/42	377	320,877
4.550%	03/15/52	1,858	1,506,917
5.000%	02/15/29	2,185	2,213,346
5.300%	02/15/34(a)	2,450	2,449,435
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	2,650	2,844,648
8.750%	03/15/32	1,925	2,335,366
Sprint LLC,
Gtd. Notes
7.625%	03/01/26	365	368,158
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	85	83,709

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
2.550%	02/15/31	55,831	$50,017,192
2.625%	02/15/29	650	610,377
2.875%	02/15/31	491	447,108
3.000%	02/15/41	926	677,012
3.875%	04/15/30	2,490	2,417,672
4.750%	02/01/28	60	60,083
5.750%	01/15/54	3,865	3,784,277
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
11.125%	12/31/32	319	303,624
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	6,475	5,579,725
2.650%	11/20/40	13,999	9,874,734
3.400%	03/22/41	22,445	17,306,418
4.780%	02/15/35	7,060	6,881,045

			165,046,632

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	1,995	2,001,151

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.500%	03/15/55	1,610	1,593,303
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50	3,555	2,524,739
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)	3,680	3,389,317
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	80	80,645
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34	146	141,852

			7,729,856

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.700%	02/01/28	20,860	21,446,292

TOTAL CORPORATE BONDS (cost $3,985,250,431)			4,088,231,897

FLOATING RATE AND OTHER LOANS — 0.0%
Telecommunications
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%
11.780%(c)	05/25/27	1,036	1,028,520

(cost $978,014)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	765	$754,440

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	830	781,386

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,270	4,488,904
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	231,671
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,270	4,582,491
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	222,589
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	152,365
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	139,162
7.625%	03/01/40	300	359,455
7.550%	04/01/39	165	197,801
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	307,710
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	883	721,887
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	375	338,666

			11,742,701

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	971,846

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	469,371

Florida — 0.0%
Escambia County Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	24,398
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	495,509

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Florida (cont’d.)
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	$345,169

			865,076

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,975	2,101,432

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	325	359,330
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	549	607,917
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	210	217,072
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	69,892
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	389	422,478
General Obligation Unlimited, Taxable
5.100%	06/01/33	410	411,045

			2,087,734

Michigan — 0.1%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	258,028
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	2,055	1,687,912
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	6,285	4,566,840
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52	1,122	811,039
4.454%	04/01/2122	4,350	3,435,533

			10,759,352

Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	135	136,814
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.229%	05/15/50	5,000	3,508,222

			3,645,036

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New Jersey — 0.1%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	176	$185,829
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	2,240	2,562,837
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	552	658,999
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	785	792,396

			4,200,061

New York — 0.1%
Empire State Development Corp.,
Taxable, Revenue Bonds, BABs
5.770%	03/15/39	1,525	1,574,669
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	434,181
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,620,252
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	675	682,129
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	289,024
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,069,353
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	4,930	4,105,594
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	895	800,153
Consolidated, Taxable, Revenue Bonds, Series 210
4.031%	09/01/48	415	339,520
Taxable, Revenue Bonds, Series 182
5.310%	08/01/46	50	47,977

			11,962,852

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	141,476

Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,065	1,352,528
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	2,205	1,851,020

			3,203,548

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Pennsylvania — 0.1%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	190	$124,593
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,245	1,317,602
Revenue Bonds, BABs, Series B
5.511%	12/01/45	2,800	2,772,464
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	130	113,779

			4,328,438

Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	155	163,362
Taxable, Revenue Bonds
4.427%	02/01/42	1,005	945,903
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	825	564,364
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	480	373,048

			2,046,677

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	315	190,464
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	3,720	2,777,750

			2,968,214

Washington — 0.1%
Washington St. Hsg. Fin. Commn. Rev.,
Revenue Bonds, Series 2023-01, Class X
1.494%(cc)	04/20/37	53,863	5,325,392

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	233,966

TOTAL MUNICIPAL BONDS (cost $75,887,227)			68,588,998

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.6%
Angel Oak Mortgage Trust,
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	58	52,703
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	312,503
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	199	172,315
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	903	784,489

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66	193	$165,005
Banc of America Funding Trust,
Series 2006-I, Class 4A1
4.621%(cc)	10/20/46	19	15,978
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)
8.314%(c)	07/01/26^	6,634	6,639,010
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-04, Class 3A1
5.396%(cc)	08/25/35	56	52,417
Bellemeade Re Ltd.,
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
6.455%(c)	01/26/32	917	919,978
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.005%(c)	01/26/32	5,870	6,041,386
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64	3,698	3,274,473
Series 2024-RPL04, Class A1B, 144A
3.375%(cc)	12/25/64	292	257,305
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	1,903	1,539,242
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	6,017	5,967,607
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.860%(cc)	09/25/47	376	348,117
Series 2022-A, Class A1, 144A
6.170%(cc)	09/25/62	616	615,564
Series 2024-RP02, Class A1, 144A
4.100%(cc)	02/25/63	25,981	24,827,431
Series 2024-RP02, Class A2, 144A
4.225%(cc)	02/25/63	2,196	1,896,391
Series 2024-RP02, Class B1, 144A
4.225%(cc)	02/25/63	664	496,367
Series 2024-RP02, Class B2, 144A
0.000%(cc)	02/25/63	240	168,177
Series 2024-RP02, Class B3, PO, 144A
11.462%(s)	02/25/63	609	73,599
Series 2024-RP02, Class B4, PO, 144A
14.947%(s)	02/25/63	1,103	89,087
Series 2024-RP02, Class M1, 144A
4.225%(cc)	02/25/63	1,476	1,232,506
Series 2024-RP02, Class M2, 144A
4.225%(cc)	02/25/63	1,126	896,386
Series 2024-RP02, Class SA, 144A
0.000%(cc)	02/25/63	48	41,039
Series 2024-RP02, Class X, IO, 144A
0.000%(cc)	02/25/63	33,394	3,339
Series 2025-RP01, Class A1, 144A
4.083%(cc)	01/25/64	33,763	31,874,679

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-RP01, Class A2, 144A
4.031%(cc)	01/25/64	1,509	$1,139,309
Series 2025-RP01, Class B1, 144A
4.031%(cc)	01/25/64	604	361,435
Series 2025-RP01, Class B2, 144A
4.031%(cc)	01/25/64	382	192,619
Series 2025-RP01, Class B3, 144A
4.031%(cc)	01/25/64	483	192,218
Series 2025-RP01, Class B4, 144A
4.031%(cc)	01/25/64	459	173,370
Series 2025-RP01, Class M1, 144A
4.031%(cc)	01/25/64	1,288	918,565
Series 2025-RP01, Class M2, 144A
4.031%(cc)	01/25/64	805	528,054
Series 2025-RP01, Class SA, 144A
0.000%(cc)	01/25/64	70	62,262
Series 2025-RP01, Class X, IO, 144A
0.000%(cc)	01/25/64	39,292	3,953
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	1,459	1,259,363
COLT Mortgage Loan Trust,
Series 2025-03, Class A1, 144A
5.352%(cc)	03/25/70	16,289	16,320,307
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.405%(c)	10/25/41	2,740	2,806,403
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
5.855%(c)	10/25/41	606	607,575
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
6.205%(c)	12/25/41	2,100	2,116,971
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.555%(c)	03/25/42	3,275	3,545,121
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.555%(c)	03/25/42	730	777,168
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.405%(c)	03/25/42	1,265	1,303,031
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 0.000%)
9.905%(c)	07/25/42	4,024	4,337,247
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)
7.905%(c)	07/25/42	1,000	1,043,130
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.706%(c)	12/25/42	197	201,688
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
6.605%(c)	01/25/43	1,639	1,672,393

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.805%(c)	10/25/43	825	$827,574
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.005%(c)	07/25/44	1,250	1,254,576
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-09, Class 1A1, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.034%(c)	05/25/35	197	172,675
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A
0.000%(cc)	05/27/37	118	114,836
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.755%(c)	04/25/34	304	306,622
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.305%(c)	09/26/33	1,541	1,544,838
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60	18,656	18,764,768
Series 2025-CES01, Class A1A, 144A
5.726%(cc)	01/25/60	12,342	12,448,508
Series 2025-INV02, Class A1, 144A
5.387%(cc)	05/26/70	16,570	16,591,884
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	29	27,378
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	118	98,322
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
7.605%(c)	11/25/41	160	164,207
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.305%(c)	11/25/41	1,610	1,620,998
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	1	69
Fannie Mae REMIC,
Series 2005-54, Class ZM
4.500%	06/25/35	20	19,733
Series 2010-43, Class AH
3.250%	05/25/40	2	1,790
Series 2012-134, Class IL, IO
3.500%	12/25/32	179	15,966
Series 2014-10, Class KM
3.500%	09/25/43	6	5,528
Series 2014-35, Class CA
3.500%	06/25/44	3	2,563
Series 2017-33, Class LB
3.000%	05/25/39	7	7,068
Series 2018-16, Class MB
3.500%	07/25/46	531	526,025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
7.305%(c)	12/25/50	200	$213,454
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.305%(c)	11/25/50	1,965	2,173,723
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.955%(c)	01/25/34	374	375,733
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
7.705%(c)	10/25/41	2,200	2,259,277
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.805%(c)	10/25/41	367	368,839
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.105%(c)	11/25/41	4,400	4,431,429
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.655%(c)	09/25/41	700	715,563
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.405%(c)	09/25/41	4,320	4,354,892
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.655%(c)	12/25/41	5,900	5,966,021
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
6.805%(c)	01/25/42	210	213,807
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.205%(c)	04/25/42	3,100	3,193,000
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.655%(c)	05/25/42	1,300	1,350,862
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)
8.005%(c)	09/25/42	4,500	4,740,480
FHLMC Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.647%(cc)	12/25/46	400	392,820
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
4.649%(cc)	03/25/35	131	74,464
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.446%(cc)	05/25/48	4,467	4,186,885
Freddie Mac REMIC,
Series 2906, Class GZ
5.000%	09/15/34	89	91,054
Series 4289, Class WZ
3.000%	01/15/44	600	545,885
Series 4533, Class GA
3.000%	06/15/28	1	720

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4623, Class MF, 30 Day Average SOFR + 0.614% (Cap 6.500%, Floor 0.500%)
4.918%(c)	10/15/46	15	$14,748
Series 5559, Class JF, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	07/25/55	4,520	4,526,227
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	06/25/55	52,000	52,045,807
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58	8	7,031
Series 2019-03, Class MA
3.500%	10/25/58	6	5,436
Series 2019-04, Class MA
3.000%	02/25/59	8	7,199
Series 2019-04, Class MV
3.000%	02/25/59	8	7,031
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	149	136,135
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	118	110,927
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	3	2,800
Series 2013-24, Class OI, IO
4.000%	02/20/43	128	20,408
Series 2013-82, Class IG, IO
3.500%	05/20/43	397	58,409
Series 2017-184, Class JH
3.000%	12/20/47	11	10,183
Series 2018-08, Class DA
3.000%	11/20/47	136	126,771
Series 2022-63, Class LM
3.500%	10/20/50	1,490	1,240,856
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
7.182%(cc)	10/25/33	37	35,730
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
6.145%(cc)	07/25/44	18	17,418
Series 2020-INV01, Class A14, 144A
2.908%(cc)	10/25/50	1,042	886,027
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	1,455	1,177,029
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	1,500	1,213,556
Series 2025-RPL01, Class A1, PO, 144A
0.000%	01/25/64	61	57,957
3.513%(cc)	01/25/64	29,858	26,707,860
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month SOFR + 0.654% (Cap 10.500%, Floor 0.540%)
4.972%(c)	03/19/35	664	673,814

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.105%(c)	01/25/34		589	$591,840
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50		403	363,377
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
5.264%(c)	08/25/50		206	194,075
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50		342	307,467
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50		471	408,949
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		170	147,490
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50		37	36,366
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.188%(c)	01/24/63	EUR	6,928	8,163,265
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A
6.000%(cc)	01/25/61		31,401	31,314,155
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A
5.921%(cc)	07/25/39		5,500	5,528,848
Series 2025-RTL01, Class A1, 144A
5.652%(cc)	01/25/40		15,700	15,747,797
Series 2025-RTL02, Class A1, 144A
5.612%(cc)	04/25/40		10,000	10,041,605
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		164	159,066
MFA Trust,
Series 2025-NQM02, Class A1, 144A
5.675%(cc)	05/27/70		21,276	21,386,342
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51		117	94,432
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.184%(c)	01/25/48		106	103,548
NLT Trust,
Series 2025-INV01, Class A1, 144A
5.506%(cc)	02/25/70		24,131	24,257,353
Series 2025-INV01, Class A2, 144A
5.708%(cc)	02/25/70		2,706	2,720,204
Series 2025-INV01, Class A3, 144A
5.860%(cc)	02/25/70		4,644	4,667,657
Series 2025-INV01, Class AIOS, 144A
0.399%(cc)	02/25/70		36,626	304,267
Series 2025-INV01, Class B1, 144A
6.604%(cc)	02/25/70		1,388	1,362,048

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-INV01, Class B2, 144A
6.604%(cc)	02/25/70	1,092	$1,038,909
Series 2025-INV01, Class B3, 144A
6.604%(cc)	02/25/70	685	620,476
Series 2025-INV01, Class M1, 144A
6.314%(cc)	02/25/70	1,980	1,997,500
Series 2025-INV01, Class XS, 144A
0.901%(cc)	02/25/70^	36,626	1,226,973
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.205%(c)	04/25/34	4,583	4,624,509
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
5.084%(c)	06/25/57	1,276	1,250,812
Series 2019-EXP03, Class 2A2, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 0.000%)
5.534%(c)	10/25/59	7	6,936
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	49	43,682
Series 2020-EXP01, Class 2A2, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.000%)
5.384%(c)	02/25/60	18	17,466
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	126	110,116
Series 2025-NQM02, Class A1, 144A
5.597%(cc)	11/25/64	20,612	20,685,851
Series 2025-NQM04, Class A1, 144A
5.400%(cc)	02/25/55	16,710	16,715,889
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65	10,737	10,784,454
Series 2025-NQM11, Class A1, 144A
5.418%(cc)	05/25/65	18,200	18,222,786
PMT Credit Risk Transfer Trust,
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.658%(c)	03/29/27	17,933	18,345,072
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.408%(c)	09/27/28	14,764	14,760,306
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64	8,620	8,216,824
Series 2025-NPL01, Class A1, 144A
6.063%(cc)	02/25/55	19,983	20,047,088
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%(cc)	05/25/54	3,242	3,131,150
Series 2025-RCF01, Class A1, 144A
4.500%(cc)	02/25/55	10,150	10,009,391
Series 2025-RPL01, Class A1, 144A
4.000%(cc)	03/25/55	12,513	12,177,339
Series 2025-RPL01, Class A2, 144A
4.000%(cc)	03/25/55	2,310	2,163,883
Series 2025-RPL01, Class A3, 144A
4.000%(cc)	03/25/55	1,362	1,252,494

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-RPL01, Class M1A, 144A
4.000%(cc)	03/25/55		1,329	$1,201,861
Series 2025-RPL01, Class M1B, 144A
4.000%(cc)	03/25/55		469	415,730
PRPM Trust,
Series 2025-NQM01, Class A1, 144A
5.802%(cc)	11/25/69		11,640	11,734,719
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.005%(c)	11/25/31		2,855	2,899,195
RCKT Mortgage Trust,
Series 2025-CES01, Class A1A, 144A
5.653%(cc)	01/25/45		13,886	13,968,893
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		1	852
Roc Mortgage Trust,
Series 2025-RTL01, Class A1, 144A
5.625%(cc)	02/25/40		12,500	12,525,830
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.786%(cc)	08/25/47		1,098	1,036,477
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48		42	38,013
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48		337	315,873
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59		4	4,443
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.899%(c)	06/24/71	EUR	3,828	4,508,866
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		525	495,825
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1
5.103%(cc)	12/25/34		702	656,140
Series 2005-01, Class 2A
5.519%(cc)	02/25/35		549	521,500
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		87	84,925
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.434%(c)	10/25/59		621	625,360
Series 2020-01, Class A2B, 144A
3.250%(cc)	01/25/60		4,514	4,016,789
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68		4,537	4,358,539
Series 2021-SJ02, Class A2, 144A
2.500%(cc)	12/25/61		1,592	1,454,210
Series 2024-CES06, Class A1, 144A
5.725%(cc)	11/25/64		9,677	9,723,815

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55	13,645	$13,706,451
UWM Mortgage Trust,
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	1,505	1,217,185
Verus Securitization Trust,
Series 2019-INV03, Class A1, 144A
3.692%(cc)	11/25/59	128	127,106
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66	87	77,149
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	385	344,080
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66	798	689,386
Series 2024-02, Class A1, 144A
6.095%(cc)	02/25/69	1,343	1,351,803
Series 2025-05, Class A1, 144A
5.427%(cc)	06/25/70	15,200	15,263,151
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65	729	700,161
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)
5.274%(c)	06/25/44	517	512,257
Series 2007-HY01, Class 3A3
4.093%(cc)	02/25/37	1,533	1,310,671
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
5.169%(c)	04/25/47	1,516	1,306,415

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $699,737,911)			710,117,197

SOVEREIGN BONDS — 1.9%
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42	200	199,455
Sr. Sec’d. Notes, 144A
6.034%	01/16/42	19,000	18,948,234
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48	400	317,000
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32	539	475,263
Sr. Unsec’d. Notes, EMTN
9.125%	11/26/49	622	482,050
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30	2,441	2,162,573
5.000%	07/15/32	200	196,062
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28	3,248	3,217,915
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27	250	245,250

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
7.375%	04/25/30(a)		5,119	$5,295,605
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		1,980	1,881,000
4.875%	09/23/32		600	553,500
5.500%	02/22/29		4,058	4,039,739
5.875%	01/30/60		550	462,481
6.400%	06/05/49		250	235,219
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		1,619	1,493,528
5.300%	01/21/41		173	148,737
5.500%	02/22/29		13,629	13,567,669
5.950%	01/25/27		412	415,708
6.000%	07/19/28		2,579	2,620,264
6.000%	02/22/33		519	513,551
7.050%	02/03/31		151	158,278
Ecuador Social Bond Sarl (Ecuador),
Gov’t. Gtd. Notes
0.350%	01/30/35^		40,800	709,920
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31		372	327,360
5.500%	01/18/33(a)		400	414,260
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31(a)		1,630	1,434,400
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		19,000	18,962,380
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 15Y
1.750%	06/05/35	EUR	345	321,737
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28		290	285,215
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	8,261	8,718,432
5.250%	03/22/30	EUR	11,268	12,696,589
5.875%	10/17/31	EUR	14,474	16,106,590
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31		2,145	1,854,889
3.500%	02/12/34		256	216,064
4.280%	08/14/41		500	384,625
4.500%	01/31/50		621	454,106
4.600%	02/10/48		514	383,804
4.875%	05/19/33(a)		2,664	2,517,693
5.400%	02/09/28		200	203,900
6.350%	02/09/35		200	204,500
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		888	846,140
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,260	1,252,440
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.375%	02/08/35		1,210	1,207,943

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	$1,205,156
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		200	187,891
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		23,436	24,242,669
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		496	423,832
Sr. Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	95	69,626
2.750%	04/14/41	EUR	45	33,047
3.000%	02/14/31		114	97,413
3.624%	05/26/30	EUR	255	285,265
5.250%	11/25/27		154	153,808
6.625%	02/17/28		194	200,024
Sr. Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	90	92,712
2.000%	01/28/32	EUR	55	52,478
2.375%	04/19/27	EUR	1,105	1,285,768
3.500%	04/03/34	EUR	345	338,196
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	95	107,120
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		800	784,504
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	6,595	7,075,390
1.650%	03/03/33	EUR	2,521	2,434,161
3.125%	05/15/27	EUR	13,402	15,712,885
6.250%	05/26/28		4,786	4,941,545
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	2,095	2,022,835
2.125%	12/01/30		774	652,506
3.125%	05/15/27	EUR	6,140	7,198,710
6.000%	06/12/34		6,266	6,315,345
6.250%	05/26/28		2,710	2,798,075
6.500%	09/26/33		200	210,151

TOTAL SOVEREIGN BONDS (cost $195,038,841)				206,053,180

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.9%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36		553	494,236
1.500%	02/01/36		1,181	1,052,396
1.500%	10/01/36		1,922	1,708,707
2.000%	06/01/50		364	292,586
2.000%	07/01/50		294	236,172
2.000%	12/01/50		11,708	9,331,088
2.000%	02/01/51		9,398	7,483,984
2.000%	03/01/51		38,384	30,542,880
2.000%	04/01/51		30,686	24,415,864
2.000%	05/01/51		50	40,168
2.000%	05/01/51		53,533	42,588,762
2.000%	07/01/51		31	24,341

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	02/01/52	23	$18,167
2.000%	02/01/52	51	41,244
2.000%	02/01/52	59	47,277
2.000%	03/01/52	593	476,410
2.000%	04/01/52	1,183	943,289
2.000%	05/01/52	320	257,248
2.500%	08/01/40	46	41,688
2.500%	07/01/50	253	212,469
2.500%	07/01/50	2,386	2,003,890
2.500%	08/01/50	4,386	3,676,529
2.500%	08/01/50	9,764	8,184,765
2.500%	09/01/50	512	425,136
2.500%	09/01/50	12,199	10,226,446
2.500%	10/01/50	399	334,182
2.500%	12/01/50	84	70,164
2.500%	01/01/51	17,923	14,992,286
2.500%	02/01/51	5,910	4,941,457
2.500%	02/01/51	23,132	19,507,250
2.500%	03/01/51	54,654	45,548,811
2.500%	04/01/51	12,985	10,772,595
2.500%	04/01/51	26,463	22,103,231
2.500%	05/01/51	226	191,040
2.500%	05/01/51	1,000	839,374
2.500%	05/01/51	4,565	3,812,036
2.500%	05/01/51	56,552	46,959,009
2.500%	06/01/51	841	710,289
2.500%	06/01/51	15,402	12,848,311
2.500%	07/01/51	304	255,163
2.500%	07/01/51	3,147	2,626,632
2.500%	07/01/51	36,796	30,685,555
2.500%	08/01/51	540	455,293
2.500%	08/01/51	596	499,185
2.500%	08/01/51	1,849	1,542,484
2.500%	09/01/51	512	429,702
2.500%	09/01/51	895	752,225
2.500%	09/01/51	945	793,476
2.500%	10/01/51	56	47,271
2.500%	11/01/51	1,136	945,683
2.500%	11/01/51	1,796	1,517,339
2.500%	12/01/51	96	80,479
2.500%	12/01/51	995	835,162
2.500%	01/01/52	4,688	3,932,026
2.500%	01/01/52	20,127	16,938,968
2.500%	02/01/52	153	126,722
2.500%	02/01/52	702	588,322
2.500%	02/01/52	4,378	3,673,776
2.500%	03/01/52	43	35,920
2.500%	04/01/52	438	365,127
2.500%	04/01/52	1,172	985,982
2.500%	05/01/52	6,104	5,078,246
3.000%	01/01/27	2	1,699
3.000%	02/01/30	8	8,055
3.000%	05/01/30	128	126,549
3.000%	11/01/33	391	378,808
3.000%	02/01/34	384	373,836
3.000%	04/01/34	32	31,026
3.000%	03/01/35	84	81,306
3.000%	11/01/42	12	10,697

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	11/01/42	60	$54,708
3.000%	01/01/43	15	13,417
3.000%	02/01/43	4	3,483
3.000%	02/01/43	9	7,880
3.000%	02/01/43	43	38,666
3.000%	03/01/43	42	37,877
3.000%	03/01/45	6	5,556
3.000%	04/01/45	51	46,019
3.000%	06/01/45	11	9,418
3.000%	06/01/45	75	67,095
3.000%	07/01/45	43	38,510
3.000%	09/01/46	1,060	942,415
3.000%	11/01/46	149	131,881
3.000%	11/01/46	1,018	903,299
3.000%	12/01/46	50	44,603
3.000%	12/01/46	2,985	2,640,875
3.000%	01/01/47	425	377,870
3.000%	02/01/48	7	6,303
3.000%	09/01/49	539	481,292
3.000%	11/01/49	550	488,625
3.000%	02/01/50	21	18,811
3.000%	02/01/50	213	187,464
3.000%	06/01/50	24	20,805
3.000%	06/01/50	235	207,326
3.000%	08/01/50	995	879,454
3.000%	07/01/51	3,575	3,154,143
3.000%	01/01/52	85	73,814
3.000%	01/01/52	1,290	1,126,183
3.000%	01/01/52	58,441	50,740,446
3.000%	02/01/52	30,865	26,760,138
3.000%	03/01/52	3,587	3,157,084
3.000%	03/01/52	21,974	19,049,197
3.000%	04/01/52	7,256	6,346,537
3.000%	06/01/52	1,820	1,601,953
3.000%	06/01/52	1,977	1,731,184
3.500%	04/01/32	27	26,274
3.500%	08/01/32	53	51,991
3.500%	06/01/33	25	24,773
3.500%	02/01/34	58	56,802
3.500%	03/01/42	1	1,102
3.500%	04/01/42	9	8,157
3.500%	04/01/42	87	82,131
3.500%	07/01/42	16	15,498
3.500%	08/01/42	13	12,136
3.500%	08/01/42	16	15,266
3.500%	08/01/42	89	83,605
3.500%	09/01/42	1	1,214
3.500%	09/01/42	21	19,287
3.500%	09/01/42	92	86,502
3.500%	09/01/42	126	118,252
3.500%	10/01/42	3	3,130
3.500%	10/01/42	32	29,769
3.500%	11/01/42	14	12,737
3.500%	12/01/42	198	185,969
3.500%	01/01/43	154	144,604
3.500%	04/01/43	4	3,901
3.500%	04/01/43	19	17,599
3.500%	04/01/43	122	114,387

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	05/01/43	347	$325,861
3.500%	07/01/43	23	21,693
3.500%	10/01/43	40	37,581
3.500%	01/01/44	202	189,877
3.500%	01/01/44	3,384	3,173,903
3.500%	02/01/44	291	273,247
3.500%	03/01/44	249	231,809
3.500%	04/01/44	7,269	6,815,477
3.500%	03/01/45	101	94,356
3.500%	05/01/45	115	107,382
3.500%	06/01/45	23	21,050
3.500%	06/01/45	140	130,323
3.500%	03/01/46	91	84,668
3.500%	07/01/46	203	187,821
3.500%	08/01/46	64	59,569
3.500%	12/01/46	1,192	1,100,008
3.500%	05/01/47	63	58,200
3.500%	01/01/48	2,181	2,003,185
3.500%	03/01/48	849	780,232
3.500%	05/01/49	5	4,856
3.500%	10/01/49	49	44,944
3.500%	12/01/49	111	102,365
3.500%	01/01/50	847	773,284
3.500%	04/01/50	2,940	2,682,176
3.500%	01/01/52	5,508	4,978,451
3.500%	03/01/52	5,820	5,274,513
3.500%	04/01/52	132	118,785
3.500%	04/01/52	5,921	5,333,366
3.500%	04/01/52	29,477	26,550,598
3.500%	05/01/52	23	21,375
3.500%	05/01/52	27,498	24,803,043
3.500%	07/01/52	73	65,928
4.000%	06/01/33	60	59,169
4.000%	10/01/34	25	25,112
4.000%	08/01/37	1,214	1,190,378
4.000%	05/01/38	156	153,662
4.000%	01/01/40	131	127,204
4.000%	09/01/40	1	613
4.000%	09/01/40	490	474,397
4.000%	10/01/40	2	1,625
4.000%	10/01/40	3	3,319
4.000%	10/01/40	5	5,056
4.000%	11/01/40	4	4,114
4.000%	11/01/40	354	342,422
4.000%	12/01/40	1	1,399
4.000%	12/01/40	103	99,442
4.000%	12/01/40	228	218,805
4.000%	12/01/40	263	254,030
4.000%	12/01/40	305	294,817
4.000%	02/01/41	11	10,617
4.000%	02/01/41	63	61,041
4.000%	04/01/41	396	383,210
4.000%	10/01/41	22	21,017
4.000%	10/01/41	73	70,734
4.000%	12/01/41	49	47,195
4.000%	02/01/42	172	165,794
4.000%	03/01/42	4	4,221
4.000%	04/01/42	2	1,804

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	04/01/42	6	$5,961
4.000%	04/01/42	18	17,821
4.000%	04/01/42	42	40,460
4.000%	06/01/42	7	6,444
4.000%	07/01/42	383	369,258
4.000%	09/01/42	28	26,632
4.000%	11/01/42	177	171,176
4.000%	05/01/43	23	22,233
4.000%	09/01/43	114	110,483
4.000%	08/01/44	55	52,867
4.000%	02/01/45	56	53,728
4.000%	05/01/45	20	19,202
4.000%	11/01/45	37	35,581
4.000%	04/01/46	3	3,150
4.000%	04/01/46	7	6,703
4.000%	04/01/46	144	136,606
4.000%	10/01/47	2	2,133
4.000%	04/01/48	4	3,986
4.000%	06/01/48	101	95,503
4.000%	07/01/48	517	489,016
4.000%	01/01/50	36	33,846
4.000%	02/01/50	1,906	1,801,205
4.000%	04/01/52	5,920	5,514,734
4.000%	05/01/52	59,807	55,726,580
4.500%	09/01/37	120	118,957
4.500%	05/01/39	29	29,127
4.500%	05/01/39	30	30,299
4.500%	06/01/39	19	18,993
4.500%	08/01/39	132	131,961
4.500%	09/01/39	10	9,633
4.500%	10/01/39	3	3,446
4.500%	10/01/39	9	8,645
4.500%	10/01/39	54	54,236
4.500%	10/01/39	182	181,392
4.500%	10/01/39	404	403,487
4.500%	12/01/39	13	13,387
4.500%	03/01/40	26	25,962
4.500%	05/01/40	18	17,492
4.500%	08/01/40	29	29,146
4.500%	08/01/40	44	44,088
4.500%	10/01/40	34	33,724
4.500%	11/01/40	27	26,869
4.500%	12/01/40	160	159,397
4.500%	01/01/41	41	40,889
4.500%	02/01/41	6	5,617
4.500%	02/01/41	7	7,439
4.500%	02/01/41	8	7,497
4.500%	02/01/41	16	16,096
4.500%	03/01/41	37	37,292
4.500%	04/01/41	58	57,718
4.500%	04/01/41	105	104,172
4.500%	07/01/41	310	306,752
4.500%	10/01/41	320	319,229
4.500%	01/01/42	16	15,603
4.500%	03/01/42	271	269,844
4.500%	05/01/42	17	16,590
4.500%	03/01/44	5	5,173
4.500%	03/01/44	13	12,440

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	03/01/44	14		$14,022
4.500%	06/01/44	189		186,663
4.500%	08/01/46	33		32,480
4.500%	12/01/48	296		288,255
4.500%	05/01/50	124		119,599
4.500%	05/01/52	9,910		9,487,759
4.500%	06/01/52	33,577		32,176,216
4.500%	09/01/52	1,853		1,775,711
5.000%	07/01/33	—(r	)	171
5.000%	11/01/33	1		1,053
5.000%	11/01/33	1		1,096
5.000%	11/01/33	2		2,019
5.000%	11/01/33	2		2,448
5.000%	07/01/35	364		369,579
5.000%	11/01/35	55		55,863
5.000%	12/01/35	1		605
5.000%	09/01/39	2		1,963
5.000%	04/01/40	3		3,054
5.000%	04/01/40	25		25,826
5.000%	06/01/40	27		27,838
5.000%	07/01/40	2		2,410
5.000%	07/01/40	19		19,473
5.000%	08/01/40	11		10,706
5.000%	08/01/40	30		30,649
5.000%	08/01/40	101		102,307
5.000%	06/01/41	49		50,032
5.000%	07/01/41	3		2,925
5.000%	07/01/41	5		4,968
5.000%	07/01/41	13		13,226
5.000%	07/01/41	15		15,030
5.000%	06/01/52	20,656		20,345,154
5.000%	07/01/52	13,052		12,870,009
5.000%	08/01/52	96		94,612
5.000%	10/01/52	3,228		3,179,553
5.000%	11/01/52	2,082		2,050,859
5.000%	05/01/53	497		489,529
5.500%	03/01/34	12		11,927
5.500%	07/01/35	7		7,505
5.500%	06/01/36	13		13,619
5.500%	01/01/38	223		229,557
5.500%	06/01/41	85		87,978
5.500%	08/01/52	4,141		4,155,649
5.500%	09/01/52	4,691		4,705,611
5.500%	10/01/52	12,253		12,282,324
5.500%	11/01/52	31,024		31,125,421
5.500%	04/01/55	25,007		25,011,433
5.500%	05/01/55	14,013		14,015,403
6.000%	10/01/32	—(r	)	38
6.000%	03/01/33	2		2,346
6.000%	12/01/33	5		5,556
6.000%	12/01/33	60		61,711
6.000%	06/01/37	—(r	)	463
6.000%	01/01/38	3		2,837
6.000%	07/01/38	2		1,797
6.000%	08/01/38	3		3,588
6.000%	08/01/52	1,056		1,078,809
6.000%	09/01/52	6,012		6,125,653
6.000%	12/01/54	30,284		30,782,112

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.250%	07/15/32	240		$272,112
6.500%	08/01/36	4		4,549
6.500%	09/01/39	11		11,635
6.500%	01/01/53	7,718		8,004,886
7.000%	06/01/32	—(r	)	445
7.000%	06/01/32	1		594
7.000%	01/01/53	2,274		2,397,706
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.625% (Cap 10.400%, Floor 1.625%)
6.625%(c)	04/01/37	11		11,605
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.733% (Cap 10.026%, Floor 1.733%)
6.733%(c)	02/01/37	5		5,373
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.254%, Floor 1.750%)
7.567%(c)	07/01/41	72		73,624
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.419%, Floor 1.750%)
6.610%(c)	12/01/40	38		39,002
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 9.435%, Floor 1.750%)
6.750%(c)	02/01/35	1		829
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.815% (Cap 10.720%, Floor 1.815%)
6.525%(c)	01/01/37	1		1,435
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.849% (Cap 10.050%, Floor 1.849%)
6.881%(c)	03/01/36	1		1,324
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.911% (Cap 11.166%, Floor 1.911%)
6.538%(c)	12/01/36	—(r	)	315
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.919% (Cap 10.586%, Floor 1.919%)
6.918%(c)	02/01/37	1		1,032
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.927% (Cap 7.717%, Floor 1.927%)
7.279%(c)	10/01/42	9		9,110
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.031% (Cap 11.126%, Floor 2.031%)
6.796%(c)	11/01/36	2		2,084
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.069% (Cap 10.954%, Floor 2.069%)
6.988%(c)	02/01/37	1		903
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
7.079%(c)	10/01/36	—(r	)	289
Federal National Mortgage Assoc.
1.500%	12/01/50	38,497		28,971,681
1.500%	01/01/51	3,246		2,443,597
1.500%	02/01/51	87,875		66,124,425
1.500%	03/01/51	15,305		11,519,807
2.000%	TBA	146,500		115,938,283
2.000%	07/01/28	3		2,493
2.000%	09/01/36	1,156		1,061,449
2.000%	07/01/50	113		90,397
2.000%	10/01/50	158		127,406
2.000%	10/01/50	1,250		997,621
2.000%	11/01/50	95		76,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	11/01/50	10,545	$8,417,320
2.000%	12/01/50	17	13,555
2.000%	12/01/50	10,484	8,362,341
2.000%	01/01/51	11	9,172
2.000%	01/01/51	15,216	12,131,149
2.000%	02/01/51	18	14,363
2.000%	02/01/51	7,386	5,882,079
2.000%	03/01/51	56,408	44,884,788
2.000%	04/01/51	155,210	123,496,136
2.000%	05/01/51	44	35,703
2.000%	05/01/51	7,742	6,158,901
2.000%	07/01/51	25	19,878
2.000%	07/01/51	45	36,229
2.000%	07/01/51	51	40,770
2.000%	08/01/51	2,965	2,355,313
2.000%	12/01/51	3,073	2,466,421
2.000%	01/01/52	1,277	1,012,811
2.000%	02/01/52	1,975	1,580,259
2.000%	02/01/52	2,459	1,973,136
2.000%	02/01/52	2,604	2,093,222
2.000%	02/01/52	5,583	4,436,965
2.000%	03/01/52	34	26,919
2.000%	03/01/52	1,138	914,957
2.500%	TBA	174,500	144,655,375
2.500%	11/01/29	5	4,372
2.500%	05/01/30	8	7,570
2.500%	01/01/31	40	38,526
2.500%	11/01/34	1,411	1,357,750
2.500%	04/01/37	690	640,724
2.500%	10/01/37	83	76,714
2.500%	07/01/40	33	29,779
2.500%	08/01/46	69	59,151
2.500%	11/01/46	16	13,412
2.500%	02/01/50	7	5,643
2.500%	02/01/50	19	16,104
2.500%	05/01/50	805	668,865
2.500%	06/01/50	622	523,005
2.500%	07/01/50	19	16,405
2.500%	07/01/50	29	24,737
2.500%	07/01/50	156	130,967
2.500%	07/01/50	1,399	1,176,992
2.500%	07/01/50	2,347	1,980,304
2.500%	08/01/50	3,649	3,062,609
2.500%	09/01/50	1,005	847,446
2.500%	09/01/50	3,472	2,929,080
2.500%	09/01/50	5,837	4,929,064
2.500%	10/01/50	96	81,069
2.500%	11/01/50	1,868	1,567,748
2.500%	12/01/50	9,960	8,321,959
2.500%	01/01/51	553	464,754
2.500%	01/01/51	62,792	52,481,549
2.500%	02/01/51	564	473,926
2.500%	02/01/51	7,499	6,261,020
2.500%	03/01/51	754	630,674
2.500%	04/01/51	547	457,080
2.500%	04/01/51	11,427	9,541,346
2.500%	05/01/51	52	43,680
2.500%	05/01/51	212	175,978

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	05/01/51	275	$231,226
2.500%	05/01/51	362	304,357
2.500%	05/01/51	541	449,589
2.500%	05/01/51	686	576,012
2.500%	05/01/51	3,565	2,995,745
2.500%	05/01/51	40,919	34,081,266
2.500%	06/01/51	541	454,535
2.500%	06/01/51	910	769,673
2.500%	06/01/51	2,875	2,415,897
2.500%	06/01/51	15,318	12,784,497
2.500%	07/01/51	5,154	4,295,681
2.500%	08/01/51	36	30,014
2.500%	08/01/51	164	137,114
2.500%	08/01/51	193	160,431
2.500%	08/01/51	459	385,362
2.500%	08/01/51	2,148	1,798,947
2.500%	08/01/51	4,138	3,442,996
2.500%	08/01/51	5,315	4,455,788
2.500%	10/01/51	3,814	3,202,634
2.500%	10/01/51	14,078	11,704,800
2.500%	11/01/51	160	134,683
2.500%	11/01/51	2,220	1,842,645
2.500%	12/01/51	74	62,532
2.500%	12/01/51	115	96,578
2.500%	01/01/52	95	79,925
2.500%	01/01/52	96	80,721
2.500%	01/01/52	2,345	1,954,536
2.500%	01/01/52	3,592	2,994,542
2.500%	01/01/52	6,633	5,555,925
2.500%	01/01/52	12,161	10,119,617
2.500%	02/01/52	197	165,547
2.500%	02/01/52	1,180	981,720
2.500%	03/01/52	52	43,267
2.500%	03/01/52	113	94,980
2.500%	03/01/52	157	131,287
2.500%	03/01/52	405	341,067
2.500%	03/01/52	1,424	1,198,697
2.500%	04/01/52	3,196	2,661,829
3.000%	01/01/27	18	18,138
3.000%	08/01/27	2	2,134
3.000%	08/01/27	2	2,228
3.000%	10/01/27	7	7,028
3.000%	11/01/27	2	2,188
3.000%	12/01/27	1	971
3.000%	12/01/27	4	4,200
3.000%	01/01/28	4	3,877
3.000%	02/01/28	3	3,365
3.000%	03/01/28	4	4,123
3.000%	04/01/28	4	3,689
3.000%	05/01/28	5	4,823
3.000%	06/01/28	5	4,436
3.000%	06/01/28	26	25,097
3.000%	07/01/28	5	4,585
3.000%	08/01/28	5	5,151
3.000%	09/01/28	6	5,715
3.000%	10/01/28	4	3,728
3.000%	11/01/28	2	2,066
3.000%	11/01/28	94	91,878

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	01/01/29	4	$4,176
3.000%	02/01/29	105	102,780
3.000%	03/01/29	8	7,547
3.000%	03/01/30	18	17,774
3.000%	09/01/32	47	45,884
3.000%	12/01/32	56	54,355
3.000%	03/01/33	21	20,227
3.000%	08/01/33	12	11,656
3.000%	09/01/33	4	4,256
3.000%	12/01/34	25	23,887
3.000%	12/01/34	84	81,495
3.000%	01/01/35	22	20,754
3.000%	01/01/35	141	136,289
3.000%	05/01/35	1,470	1,408,752
3.000%	06/01/35	313	302,246
3.000%	11/01/36	12	11,045
3.000%	11/01/36	49	46,095
3.000%	12/01/36	14	13,281
3.000%	04/01/37	863	839,425
3.000%	09/01/42	137	124,023
3.000%	10/01/42	126	114,366
3.000%	10/01/42	354	320,007
3.000%	11/01/42	83	75,352
3.000%	11/01/42	84	76,151
3.000%	01/01/43	16	14,174
3.000%	01/01/43	77	69,338
3.000%	02/01/43	3	2,635
3.000%	02/01/43	4	3,262
3.000%	02/01/43	8	7,126
3.000%	02/01/43	15	13,716
3.000%	02/01/43	19	17,236
3.000%	02/01/43	60	54,550
3.000%	02/01/43	113	102,109
3.000%	03/01/43	92	82,818
3.000%	04/01/43	4	4,020
3.000%	04/01/43	1,593	1,439,318
3.000%	05/01/43	1	601
3.000%	05/01/43	8	6,967
3.000%	05/01/43	12	10,549
3.000%	05/01/43	21	19,129
3.000%	05/01/43	34	30,626
3.000%	05/01/43	59	53,591
3.000%	05/01/43	249	225,225
3.000%	07/01/43	72	65,095
3.000%	08/01/43	26	23,712
3.000%	08/01/43	226	202,985
3.000%	09/01/43	358	322,742
3.000%	11/01/43	901	812,414
3.000%	02/01/44	30	26,767
3.000%	12/01/44	1	1,035
3.000%	05/01/45	72	64,043
3.000%	08/01/45	178	159,125
3.000%	05/01/46	1,834	1,629,527
3.000%	06/01/46	362	324,951
3.000%	08/01/46	158	139,862
3.000%	09/01/46	19	16,828
3.000%	10/01/46	84	74,568
3.000%	11/01/46	60	53,741

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	11/01/46	65	$58,420
3.000%	11/01/46	83	73,657
3.000%	11/01/46	219	195,991
3.000%	11/01/46	324	289,127
3.000%	11/01/46	606	541,086
3.000%	11/01/46	2,192	1,979,617
3.000%	11/01/46	3,015	2,675,561
3.000%	12/01/46	41	36,772
3.000%	12/01/46	66	58,727
3.000%	12/01/46	69	61,236
3.000%	12/01/46	69	61,566
3.000%	01/01/47	47	42,146
3.000%	01/01/47	4,709	4,158,972
3.000%	01/01/47	12,155	10,776,633
3.000%	02/01/47	96	87,113
3.000%	02/01/47	11,693	10,362,029
3.000%	04/01/47	1,445	1,281,476
3.000%	06/01/47	615	552,292
3.000%	07/01/47	4,409	3,909,317
3.000%	12/01/47	857	761,908
3.000%	03/01/48	11	9,703
3.000%	04/01/48	8,959	8,080,199
3.000%	07/01/48	5,748	5,096,604
3.000%	08/01/49	559	498,692
3.000%	09/01/49	3,716	3,286,621
3.000%	11/01/49	133	116,939
3.000%	02/01/50	130	114,849
3.000%	02/01/50	231	203,596
3.000%	02/01/50	19,469	17,299,985
3.000%	05/01/50	23	20,200
3.000%	05/01/50	4,111	3,623,433
3.000%	07/01/50	123	107,128
3.000%	07/01/50	218	191,974
3.000%	07/01/50	709	627,670
3.000%	08/01/50	406	355,257
3.000%	08/01/50	637	556,951
3.000%	09/01/50	28	24,147
3.000%	09/01/50	4,703	4,111,563
3.000%	10/01/50	1,284	1,123,901
3.000%	05/01/51	3,048	2,660,484
3.000%	06/01/51	30	26,443
3.000%	07/01/51	9,829	8,565,927
3.000%	09/01/51	9,102	7,916,766
3.000%	10/01/51	7,131	6,197,923
3.000%	10/01/51	8,903	7,735,212
3.000%	12/01/51	71	62,413
3.000%	12/01/51	131	114,169
3.000%	12/01/51	1,856	1,617,953
3.000%	01/01/52	73	64,408
3.000%	01/01/52	25,699	22,249,815
3.000%	02/01/52	14,868	12,890,355
3.000%	03/01/52	55,347	47,986,714
3.000%	04/01/52	2,585	2,257,659
3.000%	04/01/52	92,576	80,254,195
3.500%	07/01/30	12	11,761
3.500%	08/01/30	69	67,900
3.500%	07/01/32	229	224,721
3.500%	08/01/32	62	61,609

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	01/01/34	3		$3,115
3.500%	01/01/34	6		5,782
3.500%	01/01/34	12		11,692
3.500%	01/01/34	18		17,638
3.500%	05/01/34	411		406,018
3.500%	07/01/34	19		18,957
3.500%	07/01/34	60		59,040
3.500%	08/01/34	76		74,228
3.500%	02/01/35	54		52,402
3.500%	09/01/37	46		44,166
3.500%	06/01/38	19		17,953
3.500%	10/01/41	5		4,534
3.500%	12/01/41	40		37,481
3.500%	03/01/42	99		92,927
3.500%	05/01/42	160		150,149
3.500%	06/01/42	69		63,991
3.500%	06/01/42	146		135,964
3.500%	07/01/42	19		17,748
3.500%	07/01/42	77		72,244
3.500%	07/01/42	317		297,268
3.500%	08/01/42	179		166,838
3.500%	09/01/42	300		278,932
3.500%	09/01/42	485		454,246
3.500%	09/01/42	2,494		2,339,312
3.500%	10/01/42	283		263,234
3.500%	11/01/42	46		42,886
3.500%	01/01/43	48		45,120
3.500%	01/01/43	331		308,444
3.500%	04/01/43	37		34,367
3.500%	05/01/43	476		446,209
3.500%	06/01/43	9		8,737
3.500%	06/01/43	192		179,837
3.500%	06/01/43	198		185,468
3.500%	07/01/43	17		15,737
3.500%	07/01/43	62		57,773
3.500%	07/01/43	72		67,124
3.500%	07/01/43	119		111,197
3.500%	07/01/43	347		325,007
3.500%	08/01/43	52		48,035
3.500%	08/01/43	53		49,300
3.500%	08/01/43	59		55,537
3.500%	09/01/43	26		24,248
3.500%	03/01/44	302		282,977
3.500%	03/01/44	1,280		1,201,734
3.500%	07/01/44	31		28,821
3.500%	04/01/45	—(r	)	328
3.500%	04/01/45	10		9,008
3.500%	04/01/45	41		38,086
3.500%	04/01/45	459		430,590
3.500%	05/01/45	28		26,161
3.500%	07/01/45	56		52,145
3.500%	09/01/45	57		52,640
3.500%	11/01/45	11		10,534
3.500%	11/01/45	34		31,897
3.500%	12/01/45	100		93,559
3.500%	12/01/45	781		727,398
3.500%	01/01/46	21		19,289
3.500%	01/01/46	319		295,488

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	03/01/46	3	$2,499
3.500%	04/01/46	40	36,518
3.500%	05/01/46	104	97,147
3.500%	06/01/46	94	87,112
3.500%	06/01/46	355	329,870
3.500%	02/01/47	318	292,895
3.500%	02/01/47	1,769	1,659,042
3.500%	04/01/47	375	345,888
3.500%	08/01/47	50	45,688
3.500%	09/01/47	23	21,341
3.500%	10/01/47	101	92,917
3.500%	11/01/47	28	25,872
3.500%	12/01/47	3	3,070
3.500%	12/01/47	20	18,569
3.500%	01/01/48	127	118,883
3.500%	02/01/48	18	16,574
3.500%	02/01/48	577	528,950
3.500%	03/01/48	2,132	1,964,821
3.500%	05/01/49	19	17,515
3.500%	06/01/49	548	504,721
3.500%	10/01/49	94	86,508
3.500%	01/01/50	4,343	3,976,880
3.500%	01/01/50	7,485	7,015,865
3.500%	05/01/50	145	131,800
3.500%	07/01/50	1,155	1,054,121
3.500%	08/01/50	143	130,898
3.500%	07/01/51	4,739	4,298,894
3.500%	02/01/52	25,749	23,359,644
3.500%	03/01/52	21,629	19,548,397
3.500%	04/01/52	33,689	30,387,775
3.500%	05/01/52	21	18,589
3.500%	05/01/52	154	139,148
3.500%	05/01/52	43,309	39,064,515
3.500%	06/01/52	23,781	21,541,124
3.500%	08/01/52	44	39,308
4.000%	11/01/31	15	14,457
4.000%	07/01/35	595	592,856
4.000%	06/01/39	128	125,772
4.000%	09/01/40	239	231,472
4.000%	11/01/40	30	28,789
4.000%	11/01/40	219	211,362
4.000%	12/01/40	276	262,833
4.000%	01/01/41	32	31,079
4.000%	01/01/41	181	174,651
4.000%	02/01/41	11	10,142
4.000%	02/01/41	20	18,939
4.000%	02/01/41	26	25,027
4.000%	02/01/41	42	40,415
4.000%	02/01/41	111	107,371
4.000%	02/01/41	380	367,241
4.000%	03/01/41	292	282,413
4.000%	04/01/41	97	93,795
4.000%	10/01/41	109	105,569
4.000%	11/01/41	101	97,590
4.000%	01/01/42	9	8,419
4.000%	01/01/42	140	133,031
4.000%	02/01/42	15	14,564
4.000%	02/01/42	102	96,368

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	02/01/42	155	$149,648
4.000%	08/01/42	378	366,153
4.000%	01/01/43	7	6,609
4.000%	10/01/43	63	60,985
4.000%	03/01/44	95	91,065
4.000%	02/01/45	222	212,906
4.000%	03/01/45	89	85,361
4.000%	05/01/45	74	70,624
4.000%	07/01/45	39	37,103
4.000%	09/01/45	70	65,623
4.000%	10/01/45	38	35,823
4.000%	11/01/45	4	3,823
4.000%	12/01/45	62	58,487
4.000%	01/01/46	26	25,079
4.000%	02/01/46	33	30,931
4.000%	03/01/46	9	8,548
4.000%	03/01/46	229	220,580
4.000%	03/01/46	243	234,630
4.000%	04/01/46	36	33,842
4.000%	07/01/46	27	25,896
4.000%	09/01/46	60	56,477
4.000%	12/01/46	4	3,504
4.000%	02/01/47	1,471	1,395,026
4.000%	07/01/47	762	723,243
4.000%	09/01/47	238	225,438
4.000%	10/01/47	46	43,239
4.000%	10/01/47	901	853,271
4.000%	11/01/47	217	205,115
4.000%	12/01/47	53	49,905
4.000%	10/01/48	902	854,050
4.000%	11/01/48	176	166,844
4.000%	12/01/49	251	236,214
4.000%	08/01/51	3,360	3,139,050
4.000%	04/01/52	13,754	12,794,739
4.000%	05/01/52	36	33,537
4.000%	05/01/52	132,342	123,312,541
4.000%	08/01/52	7,817	7,365,009
4.000%	04/01/53	7,846	7,342,599
4.500%	09/01/35	7	7,421
4.500%	03/01/39	61	61,439
4.500%	05/01/39	250	249,828
4.500%	06/01/39	33	33,227
4.500%	08/01/39	86	86,677
4.500%	09/01/39	108	107,439
4.500%	11/01/39	29	28,873
4.500%	12/01/39	152	152,043
4.500%	12/01/39	377	375,805
4.500%	03/01/40	4	3,497
4.500%	04/01/40	233	232,341
4.500%	07/01/40	26	26,267
4.500%	08/01/40	19	18,851
4.500%	09/01/40	275	273,638
4.500%	10/01/40	11	10,667
4.500%	11/01/40	387	385,815
4.500%	12/01/40	29	28,559
4.500%	12/01/40	44	44,239
4.500%	12/01/40	201	199,874
4.500%	12/01/40	388	386,442

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	02/01/41	44	$43,747
4.500%	02/01/41	47	46,314
4.500%	02/01/41	66	65,957
4.500%	02/01/41	120	119,385
4.500%	04/01/41	397	394,729
4.500%	05/01/41	5	4,551
4.500%	05/01/41	10	9,490
4.500%	05/01/41	374	371,890
4.500%	06/01/41	27	26,894
4.500%	06/01/41	32	31,486
4.500%	08/01/41	6	5,782
4.500%	10/01/41	5	4,941
4.500%	10/01/41	7	6,916
4.500%	11/01/41	5	5,342
4.500%	11/01/41	119	118,242
4.500%	04/01/42	50	50,004
4.500%	08/01/42	12	12,394
4.500%	09/01/42	9	8,625
4.500%	09/01/42	17	17,063
4.500%	10/01/42	71	70,299
4.500%	09/01/43	19	18,588
4.500%	11/01/43	16	15,800
4.500%	01/01/44	12	11,403
4.500%	01/01/44	32	31,352
4.500%	04/01/44	18	18,033
4.500%	06/01/44	22	21,315
4.500%	10/01/44	63	61,869
4.500%	02/01/45	15	15,023
4.500%	02/01/45	33	32,426
4.500%	10/01/45	36	36,007
4.500%	10/01/45	469	460,533
4.500%	02/01/46	57	56,622
4.500%	03/01/46	12	11,516
4.500%	03/01/46	55	54,439
4.500%	06/01/46	7	7,226
4.500%	07/01/46	38	36,848
4.500%	11/01/46	24	23,736
4.500%	12/01/46	31	30,693
4.500%	01/01/47	9	8,359
4.500%	01/01/47	13	12,944
4.500%	02/01/47	16	15,158
4.500%	05/01/47	80	79,832
4.500%	11/01/47	640	623,476
4.500%	06/01/48	341	331,250
4.500%	08/01/48	135	130,828
4.500%	12/01/48	472	458,342
4.500%	12/01/48	2,316	2,250,074
4.500%	09/01/49	2,284	2,220,770
4.500%	11/01/49	4	3,937
4.500%	01/01/50	109	105,329
4.500%	05/01/50	96	92,512
4.500%	05/01/52	1,063	1,018,576
4.500%	06/01/52	55,461	53,148,887
4.500%	07/01/52	28,293	27,112,594
4.500%	08/01/52	10,357	9,925,276
4.500%	09/01/52	1,881	1,802,942
5.000%	TBA	170,500	167,072,977
5.000%	10/01/33	4	3,998

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	11/01/33	1	$974
5.000%	11/01/33	23	23,293
5.000%	04/01/34	3	2,529
5.000%	07/01/34	3	2,708
5.000%	10/01/34	1	1,443
5.000%	03/01/35	112	113,489
5.000%	04/01/35	13	12,761
5.000%	04/01/35	125	127,208
5.000%	05/01/35	14	14,535
5.000%	06/01/35	4	3,934
5.000%	06/01/35	7	7,114
5.000%	06/01/35	15	15,171
5.000%	07/01/35	1	846
5.000%	07/01/35	3	2,761
5.000%	07/01/35	4	3,687
5.000%	09/01/35	9	9,463
5.000%	10/01/35	24	24,152
5.000%	10/01/35	98	98,938
5.000%	10/01/35	206	209,017
5.000%	03/01/36	37	37,349
5.000%	12/01/36	3	3,480
5.000%	12/01/36	126	127,431
5.000%	07/01/37	2	2,267
5.000%	07/01/37	335	338,919
5.000%	02/01/38	13	13,071
5.000%	05/01/38	88	89,272
5.000%	06/01/39	11	11,036
5.000%	06/01/39	50	50,487
5.000%	06/01/40	24	23,957
5.000%	06/01/40	42	42,694
5.000%	06/01/40	57	58,022
5.000%	08/01/40	83	84,280
5.000%	04/01/41	182	183,766
5.000%	06/01/41	11	10,685
5.000%	06/01/41	26	26,786
5.000%	07/01/41	63	63,457
5.000%	08/01/41	4	4,044
5.000%	09/01/41	73	73,643
5.000%	10/01/41	44	44,045
5.000%	01/01/42	94	95,068
5.000%	02/01/42	40	40,029
5.000%	05/01/42	61	61,270
5.000%	07/01/42	125	126,878
5.000%	11/01/44	169	171,395
5.000%	07/01/45	455	460,837
5.000%	12/01/47	822	834,518
5.000%	02/01/49	493	492,801
5.000%	05/01/52	3,597	3,544,297
5.000%	06/01/52	10,818	10,655,691
5.000%	07/01/52	32,114	31,631,464
5.000%	08/01/52	865	857,600
5.000%	10/01/52	43	42,313
5.000%	10/01/52	3,070	3,023,848
5.000%	02/01/55	15,000	14,706,325
5.311%	08/01/41	38	38,777
5.500%	TBA	122,000	121,972,089
5.500%	04/01/34	2	2,235
5.500%	09/01/34	48	48,834

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	11/01/34	4		$3,765
5.500%	12/01/34	13		13,055
5.500%	02/01/35	5		5,248
5.500%	04/01/35	9		8,767
5.500%	11/01/35	9		9,457
5.500%	11/01/35	46		47,444
5.500%	12/01/35	12		12,725
5.500%	12/01/35	57		58,382
5.500%	01/01/36	2		1,756
5.500%	01/01/36	14		14,613
5.500%	03/01/36	2		2,259
5.500%	03/01/36	3		2,702
5.500%	05/01/36	56		57,513
5.500%	05/01/36	118		121,681
5.500%	07/01/36	262		269,664
5.500%	11/01/36	1		1,129
5.500%	08/01/37	3		3,013
5.500%	08/01/37	13		12,946
5.500%	08/01/37	18		18,488
5.500%	08/01/37	71		73,687
5.500%	08/01/37	122		125,835
5.500%	08/01/37	134		138,311
5.500%	09/01/37	52		53,273
5.500%	02/01/38	18		18,575
5.500%	02/01/38	120		123,390
5.500%	09/01/38	69		71,172
5.500%	04/01/39	38		39,359
5.500%	05/01/39	40		41,329
5.500%	03/01/40	72		74,145
5.500%	09/01/41	—(r	)	474
5.500%	09/01/41	117		120,309
5.500%	07/01/52	869		872,551
5.500%	08/01/52	206		207,093
5.500%	10/01/52	265		266,260
5.500%	11/01/52	2,995		3,015,248
5.500%	11/01/52	89,691		90,213,241
5.500%	03/01/53	1,103		1,104,912
5.500%	07/01/55	21,513		21,517,353
6.000%	TBA	29,500		29,975,624
6.000%	11/01/32	3		2,836
6.000%	03/01/33	3		2,741
6.000%	04/01/33	3		3,051
6.000%	02/01/34	65		67,135
6.000%	08/01/34	2		2,339
6.000%	11/01/34	2		1,976
6.000%	11/01/34	122		126,439
6.000%	04/01/35	2		2,487
6.000%	04/01/35	3		2,732
6.000%	11/01/35	22		22,730
6.000%	12/01/35	4		4,497
6.000%	02/01/36	163		169,193
6.000%	04/01/36	—(r	)	15
6.000%	05/01/36	39		40,513
6.000%	05/01/36	46		48,645
6.000%	06/01/36	5		5,258
6.000%	09/01/36	5		4,920
6.000%	09/01/36	316		326,885
6.000%	11/01/36	11		11,101

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	12/01/36	2		$2,156
6.000%	01/01/37	—(r	)	17
6.000%	01/01/37	4		4,491
6.000%	02/01/37	3		3,606
6.000%	02/01/37	40		42,039
6.000%	03/01/37	18		19,191
6.000%	03/01/37	110		115,002
6.000%	03/01/37	270		282,717
6.000%	05/01/37	—(r	)	85
6.000%	05/01/37	2		2,177
6.000%	06/01/37	5		5,567
6.000%	08/01/37	36		37,492
6.000%	08/01/37	203		210,278
6.000%	10/01/37	4		4,609
6.000%	02/01/38	14		14,183
6.000%	03/01/38	172		179,952
6.000%	04/01/38	6		6,544
6.000%	05/01/38	40		42,217
6.000%	08/01/38	6		6,278
6.000%	09/01/38	7		7,508
6.000%	10/01/38	34		36,042
6.000%	12/01/38	2		1,664
6.000%	04/01/39	2		2,509
6.000%	06/01/39	42		44,116
6.000%	09/01/39	201		210,225
6.000%	10/01/39	53		55,950
6.000%	01/01/40	2		2,222
6.000%	02/01/40	25		26,167
6.000%	10/01/40	46		47,975
6.000%	07/01/41	35		37,209
6.000%	09/01/52	8,058		8,212,545
6.000%	11/01/52	7,200		7,341,719
6.000%	12/01/52	16,428		16,775,212
6.000%	01/01/53	2,467		2,537,806
6.000%	02/01/53	2,785		2,863,447
6.000%	05/01/53	1,273		1,307,942
6.000%	08/01/54	2,732		2,799,507
6.000%	12/01/54	17,293		17,585,679
6.500%	07/01/32	1		1,501
6.500%	07/01/32	10		10,803
6.500%	07/01/32	18		18,787
6.500%	12/01/32	2		2,052
6.500%	12/01/32	4		4,582
6.500%	07/01/35	5		5,415
6.500%	12/01/35	43		45,288
6.500%	07/01/36	1		876
6.500%	07/01/36	186		194,189
6.500%	08/01/36	7		7,343
6.500%	08/01/36	30		31,459
6.500%	08/01/36	38		39,616
6.500%	09/01/36	21		21,331
6.500%	09/01/36	85		88,391
6.500%	10/01/36	2		2,427
6.500%	10/01/36	42		43,807
6.500%	11/01/36	2		2,277
6.500%	11/01/36	4		3,867
6.500%	12/01/36	1		1,150
6.500%	10/01/37	34		35,872

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	10/01/37	137		$145,354
6.500%	08/01/38	13		13,837
6.500%	06/01/39	11		11,049
6.500%	10/01/39	54		57,074
6.500%	05/01/40	48		50,166
6.500%	05/01/40	54		57,023
6.500%	01/01/53	4,069		4,211,115
6.768%	02/01/39	11		11,483
7.000%	01/01/31	—(r	)	32
7.000%	04/01/32	—(r	)	38
7.000%	04/01/37	14		14,981
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
6.215%(c)	12/01/35	1		1,426
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.523% (Cap 9.846%, Floor 1.523%)
6.963%(c)	07/01/35	1		765
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.613% (Cap 10.260%, Floor 1.613%)
6.746%(c)	12/01/35	3		3,344
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
7.530%(c)	08/01/37	1		858
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.700% (Cap 10.515%, Floor 1.700%)
6.700%(c)	11/01/37	8		7,828
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.800% (Cap 7.700%, Floor 1.800%)
6.635%(c)	01/01/42	31		31,966
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.807% (Cap 8.565%, Floor 1.807%)
7.093%(c)	12/01/40	41		42,007
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.818% (Cap 7.594%, Floor 1.818%)
6.713%(c)	02/01/42	7		7,058
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.875% (Cap 11.083%, Floor 1.875%)
7.812%(c)	08/01/36	2		2,233
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.392%, Floor 1.892%)
6.892%(c)	12/01/35	—(r	)	412
Freddie Mac Coupon Strips
4.099%(s)	07/15/32	285		207,721
Government National Mortgage Assoc.
1.500%	12/20/36	251		224,638
1.500%	01/20/37	345		308,929
1.500%	05/20/37	603		540,470
2.000%	10/20/50	1,063		865,693
2.000%	12/20/50	15,141		12,333,390
2.000%	01/20/51	7,739		6,303,751
2.000%	02/20/51	36,249		29,546,127
2.000%	03/20/51	2,215		1,804,228
2.000%	07/20/51	4,194		3,416,296
2.000%	08/20/51	4,924		4,010,978
2.000%	01/20/52	271		220,583
2.500%	08/20/50	1,274		1,084,854
2.500%	03/20/51	9,370		7,967,315
2.500%	05/20/51	6,095		5,182,770

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	10/15/42	14	$13,039
3.000%	12/15/42	4	3,999
3.000%	05/15/43	12	10,987
3.000%	06/15/43	1	1,262
3.000%	07/15/43	28	25,367
3.000%	08/20/43	323	293,684
3.000%	09/20/43	309	280,432
3.000%	01/20/44	33	30,241
3.000%	02/20/44	109	99,011
3.000%	05/20/45	1,860	1,671,592
3.000%	10/20/45	121	108,703
3.000%	05/20/46	53	47,066
3.000%	05/20/46	107	94,915
3.000%	05/20/46	306	274,716
3.000%	06/20/46	134	120,136
3.000%	06/20/46	271	239,451
3.000%	07/20/46	72	63,456
3.000%	07/20/46	94	83,338
3.000%	07/20/46	148	130,921
3.000%	07/20/46	149	133,631
3.000%	07/20/46	317	280,761
3.000%	07/20/46	318	280,669
3.000%	08/20/46	86	75,746
3.000%	08/20/46	135	119,508
3.000%	08/20/46	148	130,493
3.000%	09/20/46	68	59,652
3.000%	09/20/46	80	70,839
3.000%	09/20/46	84	75,078
3.000%	10/20/46	2,620	2,350,576
3.000%	11/20/46	675	604,981
3.000%	09/20/47	10	8,975
3.000%	08/20/49	207	180,349
3.000%	10/20/49	442	385,273
3.000%	12/20/49	6	5,275
3.000%	01/20/50	10	9,103
3.000%	05/20/50	929	809,716
3.000%	07/20/50	212	183,987
3.000%	06/20/51	759	672,137
3.000%	08/20/51	38,946	34,490,560
3.000%	09/20/51	34,655	30,691,043
3.000%	10/20/51	3,470	3,072,349
3.000%	11/20/51	23,401	20,707,586
3.500%	09/15/41	29	26,869
3.500%	11/15/41	20	18,723
3.500%	01/15/42	4	3,335
3.500%	01/15/42	62	57,598
3.500%	02/15/42	20	18,561
3.500%	03/15/42	72	66,814
3.500%	03/20/42	9	8,105
3.500%	05/15/42	21	19,808
3.500%	05/20/42	13	12,146
3.500%	06/15/42	15	13,532
3.500%	06/20/42	149	139,364
3.500%	07/15/42	7	6,081
3.500%	07/15/42	13	12,227
3.500%	07/15/42	27	24,733
3.500%	07/15/42	32	29,713
3.500%	08/20/42	250	234,366

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	11/20/42	5	$4,371
3.500%	12/20/42	130	121,781
3.500%	01/15/43	14	12,984
3.500%	01/20/43	26	24,293
3.500%	02/15/43	20	19,019
3.500%	02/20/43	9	8,169
3.500%	03/20/43	319	292,068
3.500%	03/20/43	1,504	1,406,189
3.500%	04/15/43	30	28,374
3.500%	04/20/43	42	39,369
3.500%	05/15/43	5	4,265
3.500%	05/20/43	798	746,517
3.500%	07/15/43	83	77,714
3.500%	08/20/43	9	8,867
3.500%	09/20/43	33	31,208
3.500%	10/15/43	5	4,751
3.500%	11/15/43	432	402,681
3.500%	12/15/43	116	108,207
3.500%	01/15/44	18	17,076
3.500%	03/20/44	1	1,139
3.500%	10/20/44	49	45,050
3.500%	02/15/45	54	50,707
3.500%	02/20/45	172	157,194
3.500%	07/20/45	95	88,196
3.500%	10/20/45	6	5,251
3.500%	02/20/46	19	17,291
3.500%	03/20/46	717	665,940
3.500%	04/20/46	9	8,004
3.500%	04/20/46	26	23,818
3.500%	05/20/46	3	2,309
3.500%	05/20/46	3	2,315
3.500%	05/20/46	5	4,611
3.500%	05/20/46	5	4,768
3.500%	05/20/46	7	6,354
3.500%	05/20/46	10	9,338
3.500%	05/20/46	64	59,672
3.500%	06/20/46	6	5,268
3.500%	06/20/46	7	6,159
3.500%	06/20/46	7	6,273
3.500%	06/20/46	7	6,794
3.500%	06/20/46	26	24,057
3.500%	06/20/46	1,796	1,670,878
3.500%	07/20/46	163	151,891
3.500%	07/20/46	518	477,655
3.500%	09/20/46	166	154,154
3.500%	10/20/46	1,931	1,791,811
3.500%	11/20/46	94	86,969
3.500%	07/20/47	52	48,177
3.500%	12/20/47	1,404	1,302,522
3.500%	02/20/48	57	52,839
3.500%	02/20/48	78	72,353
3.500%	08/20/48	860	793,589
3.500%	09/20/48	1,467	1,353,339
3.500%	12/20/49	1	895
3.500%	12/20/49	3	2,821
3.500%	12/20/49	4	3,569
3.500%	01/20/50	635	582,399
3.500%	03/20/50	1,205	1,109,569

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	04/20/50	160		$146,757
3.500%	05/20/50	240		219,506
3.500%	11/20/50	262		240,426
3.500%	10/20/51	8,937		8,162,274
3.500%	12/20/51	78,920		72,107,253
3.500%	01/20/52	15,607		14,250,994
3.500%	03/20/52	25,897		23,630,486
3.500%	04/20/52	1,585		1,446,033
4.000%	09/20/25	—(r	)	215
4.000%	11/20/25	1		1,056
4.000%	01/20/26	—(r	)	465
4.000%	01/20/40	100		95,198
4.000%	10/20/40	102		97,268
4.000%	02/15/41	2		2,324
4.000%	02/20/41	131		125,575
4.000%	03/15/41	2		2,172
4.000%	03/20/41	104		99,475
4.000%	05/20/41	206		196,920
4.000%	10/15/41	11		10,528
4.000%	10/15/41	42		39,584
4.000%	10/15/41	46		43,859
4.000%	10/20/41	291		277,828
4.000%	11/20/41	40		38,507
4.000%	12/20/41	20		18,756
4.000%	04/20/42	11		10,510
4.000%	09/20/42	20		18,708
4.000%	11/20/42	17		16,249
4.000%	08/20/43	8		7,197
4.000%	01/20/44	36		34,781
4.000%	02/20/44	12		10,961
4.000%	03/20/45	1,150		1,092,864
4.000%	08/20/45	75		71,074
4.000%	09/20/45	811		770,026
4.000%	01/20/46	19		18,285
4.000%	05/20/46	23		21,940
4.000%	12/20/46	385		363,414
4.000%	01/15/47	8		7,751
4.000%	01/15/47	10		9,210
4.000%	06/20/47	1,621		1,527,695
4.000%	07/20/47	33		31,379
4.000%	09/20/47	749		705,623
4.000%	12/20/47	178		167,144
4.000%	01/20/48	264		247,252
4.000%	01/20/48	1,164		1,095,372
4.000%	02/20/49	171		161,275
4.000%	05/20/49	74		69,174
4.000%	10/20/50	1,605		1,527,045
4.000%	04/20/52	5,156		4,814,993
4.000%	06/20/52	34,362		32,105,733
4.000%	08/20/52	14,516		13,563,694
4.500%	04/20/35	5		4,793
4.500%	05/15/39	3		2,689
4.500%	08/15/39	18		17,812
4.500%	09/15/39	95		93,312
4.500%	09/20/39	1		1,263
4.500%	10/15/39	7		7,223
4.500%	11/15/39	4		3,607
4.500%	11/15/39	6		5,751

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	11/20/39	27		$26,928
4.500%	02/15/40	11		11,131
4.500%	02/20/40	237		235,251
4.500%	03/15/40	25		24,093
4.500%	05/20/40	448		444,840
4.500%	06/15/40	1		1,136
4.500%	06/15/40	10		9,319
4.500%	06/15/40	11		10,473
4.500%	06/15/40	35		34,164
4.500%	06/15/40	107		104,583
4.500%	07/15/40	1		950
4.500%	07/15/40	3		2,819
4.500%	08/15/40	15		15,008
4.500%	09/15/40	50		49,250
4.500%	09/20/40	113		111,756
4.500%	10/15/40	5		4,918
4.500%	11/20/40	60		59,478
4.500%	12/20/40	269		267,058
4.500%	01/20/41	12		11,605
4.500%	02/20/41	265		262,494
4.500%	03/15/41	43		41,898
4.500%	03/20/41	297		294,660
4.500%	05/20/41	1		733
4.500%	05/20/41	19		19,318
4.500%	06/20/41	3		3,346
4.500%	07/20/41	36		36,091
4.500%	08/20/41	227		224,865
4.500%	11/20/41	596		591,788
4.500%	02/20/42	1		890
4.500%	05/20/42	6		5,982
4.500%	06/20/43	1		1,102
4.500%	06/20/44	1		1,031
4.500%	10/20/44	1		999
4.500%	01/20/45	1		918
4.500%	09/15/45	176		172,223
4.500%	01/20/46	131		127,956
4.500%	03/20/46	2		1,525
4.500%	05/20/46	1		1,149
4.500%	07/20/46	51		50,145
4.500%	08/20/46	87		85,238
4.500%	09/20/46	73		71,297
4.500%	11/20/46	67		66,041
4.500%	01/20/47	194		189,253
4.500%	03/20/47	134		131,124
4.500%	08/20/48	286		278,271
4.500%	09/20/48	45		43,262
4.500%	04/20/49	25		24,275
4.500%	09/20/49	347		332,604
4.500%	07/20/52	2,474		2,386,271
4.500%	08/20/52	69,071		66,670,688
4.500%	10/20/52	3,209		3,098,496
4.500%	04/20/53	1,177		1,132,597
5.000%	01/20/33	—(r	)	476
5.000%	05/20/33	3		3,126
5.000%	11/15/33	1		1,289
5.000%	03/20/34	—(r	)	348
5.000%	05/15/34	45		45,147
5.000%	12/20/34	3		2,618

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	02/20/35	2		$2,274
5.000%	03/20/35	2		1,904
5.000%	06/20/35	—(r	)	354
5.000%	08/20/35	2		1,718
5.000%	12/20/35	2		2,383
5.000%	01/20/36	1		697
5.000%	03/20/36	3		3,265
5.000%	04/15/39	2		2,467
5.000%	04/20/39	3		2,738
5.000%	07/20/39	41		41,724
5.000%	08/15/39	3		3,168
5.000%	09/15/39	34		34,386
5.000%	10/15/39	7		6,698
5.000%	10/15/39	23		23,088
5.000%	10/20/39	2		2,120
5.000%	12/15/39	4		4,402
5.000%	01/15/40	4		3,762
5.000%	02/15/40	66		66,374
5.000%	02/15/40	68		68,397
5.000%	04/15/40	31		31,551
5.000%	05/20/40	175		176,759
5.000%	06/15/40	20		20,357
5.000%	06/15/40	27		27,117
5.000%	06/20/40	126		128,196
5.000%	07/15/40	3		2,897
5.000%	08/15/40	7		7,097
5.000%	08/20/40	97		98,335
5.000%	09/15/40	5		5,333
5.000%	09/15/40	6		5,951
5.000%	09/20/40	63		63,299
5.000%	10/20/40	20		20,552
5.000%	11/20/40	11		10,991
5.000%	03/20/41	128		129,713
5.000%	06/20/41	7		7,019
5.000%	08/20/41	141		142,777
5.000%	08/20/42	1		1,135
5.000%	11/20/42	8		8,052
5.000%	06/20/47	153		152,761
5.000%	07/20/47	26		26,447
5.000%	08/20/47	10		10,036
5.000%	10/20/47	18		18,214
5.000%	11/20/47	95		95,074
5.000%	02/20/48	17		16,985
5.000%	04/20/48	62		62,272
5.000%	05/20/48	6		5,766
5.000%	06/20/48	20		19,529
5.000%	06/20/48	102		101,887
5.000%	09/20/48	610		608,871
5.000%	12/20/48	449		448,738
5.000%	05/20/49	30		29,999
5.000%	08/20/52	4,444		4,388,855
5.000%	09/20/52	2,984		2,946,921
5.000%	10/20/52	1,508		1,489,030
5.000%	11/20/52	765		755,748
5.000%	12/20/52	602		594,790
5.000%	03/20/53	2,344		2,314,846
5.500%	TBA	18,000		18,008,856
5.500%	10/20/32	—(r	)	394

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	03/20/34	1		$1,343
5.500%	01/20/36	268		275,196
5.500%	08/20/38	4		4,034
5.500%	03/20/48	146		150,018
5.500%	04/20/48	111		113,579
5.500%	05/20/48	99		101,056
5.500%	09/20/48	1		1,218
5.500%	10/20/48	30		30,419
5.500%	11/20/48	144		146,985
5.500%	12/20/48	503		512,889
5.500%	01/20/49	123		125,192
5.500%	03/20/49	151		154,060
5.500%	04/20/49	8		8,554
5.500%	06/20/52	212		213,948
6.000%	12/20/38	424		443,769
6.000%	05/15/40	123		129,147
6.000%	10/20/52	828		846,340
6.000%	11/20/52	1,578		1,613,161
6.000%	02/20/53	10,141		10,363,252
6.000%	04/20/53	8,480		8,662,422
6.000%	09/20/54	5,031		5,109,283
6.500%	07/20/54	13,126		13,492,874
7.000%	02/20/29	3		3,590
8.500%	06/15/26	—(r	)	49
Resolution Funding Corp. Principal Strips, Bonds
4.184%(s)	04/15/30	465		383,405
Tennessee Valley Authority Generic Strips, Bonds
4.083%(s)	03/15/33	205		143,631
4.148%(s)	09/15/30	240		188,551

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,568,985,791)				3,543,523,632

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bonds
1.625%	11/15/50(h)(k)	70,220		37,008,134
2.375%	11/15/49(k)	62,100		39,947,766
4.000%	11/15/42	50,095		45,696,033
4.500%	02/15/44	43,675		42,207,793
4.750%	11/15/43(h)	57,960		57,896,606
U.S. Treasury Notes
4.125%	03/31/32(k)	1,070		1,079,697
U.S. Treasury Strips Coupon
4.568%(s)	11/15/42(k)	1,060		446,482

TOTAL U.S. TREASURY OBLIGATIONS (cost $234,829,384)				224,282,511

		Shares

COMMON STOCK — 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica)*(x)		313,445		2,194,115

(cost $380,103)

	Shares	Value

PREFERRED STOCK — 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica)*^(x)	20,412	$240,115

(cost $72,070)

TOTAL LONG-TERM INVESTMENTS (cost $11,060,072,748)		11,198,970,072

SHORT-TERM INVESTMENTS — 2.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)	50,152,468	50,152,468
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $197,907,453; includes $197,261,882 of cash collateral for securities on loan)(b)(wb)	198,066,788	197,928,141

TOTAL SHORT-TERM INVESTMENTS (cost $248,059,921)		248,080,609

TOTAL INVESTMENTS—106.2% (cost $11,308,132,669)		11,447,050,681
Liabilities in excess of other assets(z) — (6.2)%		(666,202,670)

NET ASSETS — 100.0%		$10,780,848,011

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,193,856 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $193,120,988; cash collateral of $197,261,882 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x)	Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	$87	$87	0.0%
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	58	1	0.0
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%, 11.250%, 05/25/27	01/29/24-05/15/25	1,912,504	2,076,996	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	72,070	240,115	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	380,103	2,194,115	0.0
Digicel Midco Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%, 10.500%, 11/25/28	01/30/24-05/15/25	5,466,007	7,872,663	0.1
SMB Private Education Loan Trust, Series 2021-A, Class APT1, 144A, 1.070%, 01/15/53	10/26/22	285,924	303,352	0.0
SMB Private Education Loan Trust, Series 2020-B, Class A1A, 144A, 1.290%, 07/15/53	10/26/22	522,035	550,781	0.0
SMB Private Education Loan Trust, Series 2021-B, Class A, 144A, 1.310%, 07/17/51	10/26/22	1,699,037	1,796,959	0.0
SMB Private Education Loan Trust, Series 2020-A, Class A2A, 144A, 2.230%, 09/15/37	10/26/22	396,279	424,491	0.0
SMB Private Education Loan Trust, Series 2018-A, Class A2A, 144A, 3.500%, 02/15/36	10/26/22	599,856	624,689	0.0
SMB Private Education Loan Trust, Series 2018-C, Class A2A, 144A, 3.630%, 11/15/35	10/26/22	482,487	497,780	0.0
SMB Private Education Loan Trust, Series 2024-E, Class A1A, 144A, 5.090%, 10/16/56	08/07/24	4,187,269	4,229,646	0.0
SMB Private Education Loan Trust, Series 2024-A, Class A1A, 144A, 5.240%, 03/15/56	03/07/24	9,968,047	10,139,347	0.1
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 144A, 5.380%, 07/15/53	06/25/24	5,107,617	5,209,514	0.1

Total		$31,079,380	$36,160,536	0.3%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

				Principal
	Interest	Maturity	Settlement	Amount
U.S. Government Agency Obligations	Rate	Date	Date	(000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	07/14/25	$(27,000)	$(23,358,795)
Federal National Mortgage Assoc.	4.000%	TBA	07/14/25	(28,500)	(26,497,214)
Federal National Mortgage Assoc.	4.000%	TBA	08/13/25	(1,500)	(1,394,414)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $50,311,201)					$(51,250,423)

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,928	2 Year U.S. Treasury Notes	Sep. 2025	$401,069,188	$1,607,934
1,322	10 Year U.S. Treasury Notes	Sep. 2025	148,229,250	1,014,519
806	20 Year U.S. Treasury Bonds	Sep. 2025	93,067,813	3,053,399
3,615	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	430,636,875	15,062,608

				20,738,460

Short Positions:
404	5 Year Euro-Bobl	Sep. 2025	56,002,947	156,093
2,674	5 Year U.S. Treasury Notes	Sep. 2025	291,466,000	(3,315,155)
113	10 Year Euro-Bund	Sep. 2025	17,324,052	85,712
373	10 Year U.S. Ultra Treasury Notes	Sep. 2025	42,621,080	(866,513)

				(3,939,863)

				$16,798,597

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/25	BNP	GBP	16,633	$22,615,617	$22,831,332	$215,715	$—
Canadian Dollar,
Expiring 07/02/25	BNP	CAD	4,603	3,357,009	3,380,333	23,324	—
Euro,
Expiring 07/02/25	MSI	EUR	101,470	117,786,125	119,542,040	1,755,915	—

				$143,758,751	$145,753,705	1,994,954	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/25	MSI	GBP	16,633	$22,455,718	$22,831,332	$—	$(375,614)
Expiring 08/04/25	BNP	GBP	16,633	22,618,820	22,835,153	—	(216,333)
Canadian Dollar,
Expiring 07/02/25	MSI	CAD	4,603	3,350,232	3,380,333	—	(30,101)
Expiring 08/05/25	BNP	CAD	4,603	3,362,621	3,386,516	—	(23,895)
Euro,
Expiring 07/02/25	BNY	EUR	101,470	115,072,011	119,542,040	—	(4,470,029)
Expiring 08/04/25	GSI	EUR	9,411	11,071,317	11,112,946	—	(41,629)
Expiring 08/04/25	MSI	EUR	101,470	118,045,025	119,816,767	—	(1,771,742)

				$295,975,744	$302,905,087	—	(6,929,343)

						$1,994,954	$(6,929,343)

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/30	1.000%(Q)	2,000	$319,177	$53	$319,124	MSI
Dominican Republic (D01)	06/20/30	1.000%(Q)	2,000	70,788	53	70,735	MSI
Emirate of Abu Dhabi (D01)	06/20/30	1.000%(Q)	2,000	(59,781)	53	(59,834)	MSI
Federal Republic of Nigeria (D01)	06/20/30	1.000%(Q)	2,000	320,326	53	320,273	MSI
Federation of Malaysia (D01)	06/20/30	1.000%(Q)	3,000	(74,567)	79	(74,646)	MSI
Federative Republic of Brazil (D01)	06/20/30	1.000%(Q)	9,000	187,419	237	187,182	MSI
Kingdom of Bahrain (D01)	06/20/30	1.000%(Q)	2,000	89,632	53	89,579	MSI
Kingdom of Morocco (D01)	06/20/30	1.000%(Q)	2,000	(3,279)	53	(3,332)	MSI
Kingdom of Saudi Arabia (D01)	06/20/30	1.000%(Q)	5,000	(73,241)	132	(73,373)	MSI
People’s Republic of China (D01)	06/20/30	1.000%(Q)	9,000	(203,774)	237	(204,011)	MSI
Republic of Argentina (D01)	06/20/30	1.000%(Q)	2,000	515,216	53	515,163	MSI
Republic of Chile (D01)	06/20/30	1.000%(Q)	6,000	(129,603)	158	(129,761)	MSI
Republic of Colombia (D01)	06/20/30	1.000%(Q)	7,000	359,158	184	358,974	MSI
Republic of Indonesia (D01)	06/20/30	1.000%(Q)	8,000	(82,671)	210	(82,881)	MSI
Republic of Ivory Coast (D01)	06/20/30	1.000%(Q)	2,000	239,292	53	239,239	MSI
Republic of Panama (D01)	06/20/30	1.000%(Q)	2,000	77,005	53	76,952	MSI
Republic of Peru (D01)	06/20/30	1.000%(Q)	3,000	(25,735)	79	(25,814)	MSI
Republic of Philippines (D01)	06/20/30	1.000%(Q)	3,000	(50,229)	79	(50,308)	MSI
Republic of South Africa (D01)	06/20/30	1.000%(Q)	9,000	339,383	237	339,146	MSI
Republic of Turkey (D01)	06/20/30	1.000%(Q)	9,000	715,510	237	715,273	MSI
Sultanate of Oman (D01)	06/20/30	1.000%(Q)	2,000	(1,603)	53	(1,656)	MSI
United Mexican States (D01)	06/20/30	1.000%(Q)	9,000	26,865	237	26,628	MSI
Arab Republic of Egypt (D02)	06/20/30	1.000%(Q)	2,000	319,177	53	319,124	BARC
Dominican Republic (D02)	06/20/30	1.000%(Q)	2,000	70,788	53	70,735	BARC
Emirate of Abu Dhabi (D02)	06/20/30	1.000%(Q)	2,000	(59,781)	53	(59,834)	BARC
Federal Republic of Nigeria (D02)	06/20/30	1.000%(Q)	2,000	320,326	53	320,273	BARC
Federation of Malaysia (D02)	06/20/30	1.000%(Q)	3,000	(74,567)	79	(74,646)	BARC
Federative Republic of Brazil (D02)	06/20/30	1.000%(Q)	9,000	187,419	237	187,182	BARC
Kingdom of Bahrain (D02)	06/20/30	1.000%(Q)	2,000	89,632	53	89,579	BARC
Kingdom of Morocco (D02)	06/20/30	1.000%(Q)	2,000	(3,279)	53	(3,332)	BARC
Kingdom of Saudi Arabia (D02)	06/20/30	1.000%(Q)	5,000	(73,241)	132	(73,373)	BARC
People’s Republic of China (D02)	06/20/30	1.000%(Q)	9,000	(203,774)	237	(204,011)	BARC
Republic of Argentina (D02)	06/20/30	1.000%(Q)	2,000	515,216	53	515,163	BARC
Republic of Chile (D02)	06/20/30	1.000%(Q)	6,000	(129,603)	158	(129,761)	BARC
Republic of Colombia (D02)	06/20/30	1.000%(Q)	7,000	359,158	184	358,974	BARC
Republic of Indonesia (D02)	06/20/30	1.000%(Q)	8,000	(82,671)	210	(82,881)	BARC
Republic of Ivory Coast (D02)	06/20/30	1.000%(Q)	2,000	239,292	53	239,239	BARC
Republic of Panama (D02)	06/20/30	1.000%(Q)	2,000	77,005	53	76,952	BARC
Republic of Peru (D02)	06/20/30	1.000%(Q)	3,000	(25,735)	79	(25,814)	BARC
Republic of Philippines (D02)	06/20/30	1.000%(Q)	3,000	(50,229)	79	(50,308)	BARC
Republic of South Africa (D02)	06/20/30	1.000%(Q)	9,000	339,383	237	339,146	BARC
Republic of Turkey (D02)	06/20/30	1.000%(Q)	9,000	715,510	237	715,273	BARC
Sultanate of Oman (D02)	06/20/30	1.000%(Q)	2,000	(1,603)	53	(1,656)	BARC
United Mexican States (D02)	06/20/30	1.000%(Q)	9,000	26,865	237	26,628	BARC
Arab Republic of Egypt (D03)	06/20/30	1.000%(Q)	2,000	319,177	53	319,124	GSI
Dominican Republic (D03)	06/20/30	1.000%(Q)	2,000	70,788	53	70,735	GSI
Emirate of Abu Dhabi (D03)	06/20/30	1.000%(Q)	2,000	(59,781)	53	(59,834)	GSI
Federal Republic of Nigeria (D03)	06/20/30	1.000%(Q)	2,000	320,326	53	320,273	GSI
Federation of Malaysia (D03)	06/20/30	1.000%(Q)	3,000	(74,567)	79	(74,646)	GSI

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D03)	06/20/30	1.000%(Q)	9,000	$187,419	$237	$187,182	GSI
Kingdom of Bahrain (D03)	06/20/30	1.000%(Q)	2,000	89,632	53	89,579	GSI
Kingdom of Morocco (D03)	06/20/30	1.000%(Q)	2,000	(3,279)	53	(3,332)	GSI
Kingdom of Saudi Arabia (D03)	06/20/30	1.000%(Q)	5,000	(73,241)	132	(73,373)	GSI
People’s Republic of China (D03)	06/20/30	1.000%(Q)	9,000	(203,774)	237	(204,011)	GSI
Republic of Argentina (D03)	06/20/30	1.000%(Q)	2,000	515,216	53	515,163	GSI
Republic of Chile (D03)	06/20/30	1.000%(Q)	6,000	(129,603)	158	(129,761)	GSI
Republic of Colombia (D03)	06/20/30	1.000%(Q)	7,000	359,158	184	358,974	GSI
Republic of Indonesia (D03)	06/20/30	1.000%(Q)	8,000	(82,671)	210	(82,881)	GSI
Republic of Ivory Coast (D03)	06/20/30	1.000%(Q)	2,000	239,292	53	239,239	GSI
Republic of Panama (D03)	06/20/30	1.000%(Q)	2,000	77,005	53	76,952	GSI
Republic of Peru (D03)	06/20/30	1.000%(Q)	3,000	(25,735)	79	(25,814)	GSI
Republic of Philippines (D03)	06/20/30	1.000%(Q)	3,000	(50,229)	79	(50,308)	GSI
Republic of South Africa (D03)	06/20/30	1.000%(Q)	9,000	339,383	237	339,146	GSI
Republic of Turkey (D03)	06/20/30	1.000%(Q)	9,000	715,510	237	715,273	GSI
Sultanate of Oman (D03)	06/20/30	1.000%(Q)	2,000	(1,603)	53	(1,656)	GSI
United Mexican States (D03)	06/20/30	1.000%(Q)	9,000	26,865	237	26,628	GSI
Arab Republic of Egypt (D04)	06/20/30	1.000%(Q)	2,000	319,177	264	318,913	MSI
Dominican Republic (D04)	06/20/30	1.000%(Q)	2,000	70,788	264	70,524	MSI
Emirate of Abu Dhabi (D04)	06/20/30	1.000%(Q)	2,000	(59,781)	264	(60,045)	MSI
Federal Republic of Nigeria (D04)	06/20/30	1.000%(Q)	2,000	320,326	264	320,062	MSI
Federation of Malaysia (D04)	06/20/30	1.000%(Q)	3,000	(74,567)	395	(74,962)	MSI
Federative Republic of Brazil (D04)	06/20/30	1.000%(Q)	9,000	187,419	1,186	186,233	MSI
Kingdom of Bahrain (D04)	06/20/30	1.000%(Q)	2,000	89,632	264	89,368	MSI
Kingdom of Morocco (D04)	06/20/30	1.000%(Q)	2,000	(3,279)	264	(3,543)	MSI
Kingdom of Saudi Arabia (D04)	06/20/30	1.000%(Q)	5,000	(73,241)	659	(73,900)	MSI
People’s Republic of China (D04)	06/20/30	1.000%(Q)	9,000	(203,774)	1,186	(204,960)	MSI
Republic of Argentina (D04)	06/20/30	1.000%(Q)	2,000	515,216	264	514,952	MSI
Republic of Chile (D04)	06/20/30	1.000%(Q)	6,000	(129,603)	791	(130,394)	MSI
Republic of Colombia (D04)	06/20/30	1.000%(Q)	7,000	359,158	922	358,236	MSI
Republic of Indonesia (D04)	06/20/30	1.000%(Q)	8,000	(82,670)	1,054	(83,724)	MSI
Republic of Ivory Coast (D04)	06/20/30	1.000%(Q)	2,000	239,293	264	239,029	MSI
Republic of Panama (D04)	06/20/30	1.000%(Q)	2,000	77,005	264	76,741	MSI
Republic of Peru (D04)	06/20/30	1.000%(Q)	3,000	(25,736)	395	(26,131)	MSI
Republic of Philippines (D04)	06/20/30	1.000%(Q)	3,000	(50,229)	395	(50,624)	MSI
Republic of South Africa (D04)	06/20/30	1.000%(Q)	9,000	339,383	1,186	338,197	MSI
Republic of Turkey (D04)	06/20/30	1.000%(Q)	9,000	715,510	1,186	714,324	MSI
Sultanate of Oman (D04)	06/20/30	1.000%(Q)	2,000	(1,603)	264	(1,867)	MSI
United Mexican States (D04)	06/20/30	1.000%(Q)	9,000	26,865	1,186	25,679	MSI
Arab Republic of Egypt (D05)	06/20/30	1.000%(Q)	4,000	638,353	633	637,720	GSI
Dominican Republic (D05)	06/20/30	1.000%(Q)	4,000	141,576	633	140,943	GSI
Emirate of Abu Dhabi (D05)	06/20/30	1.000%(Q)	4,000	(119,563)	633	(120,196)	GSI
Federal Republic of Nigeria (D05)	06/20/30	1.000%(Q)	4,000	640,651	633	640,018	GSI
Federation of Malaysia (D05)	06/20/30	1.000%(Q)	6,000	(149,135)	949	(150,084)	GSI
Federative Republic of Brazil (D05)	06/20/30	1.000%(Q)	18,000	374,838	2,848	371,990	GSI
Kingdom of Bahrain (D05)	06/20/30	1.000%(Q)	4,000	179,263	633	178,630	GSI
Kingdom of Morocco (D05)	06/20/30	1.000%(Q)	4,000	(6,558)	633	(7,191)	GSI
Kingdom of Saudi Arabia (D05)	06/20/30	1.000%(Q)	10,000	(146,482)	1,582	(148,064)	GSI

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
People’s Republic of China (D05)	06/20/30	1.000%(Q)	18,000	$(407,548)	$2,848	$(410,396)	GSI
Republic of Argentina (D05)	06/20/30	1.000%(Q)	4,000	1,030,431	633	1,029,798	GSI
Republic of Chile (D05)	06/20/30	1.000%(Q)	12,000	(259,207)	1,899	(261,106)	GSI
Republic of Colombia (D05)	06/20/30	1.000%(Q)	14,000	718,316	2,215	716,101	GSI
Republic of Indonesia (D05)	06/20/30	1.000%(Q)	16,000	(165,341)	2,531	(167,872)	GSI
Republic of Ivory Coast (D05)	06/20/30	1.000%(Q)	4,000	478,584	633	477,951	GSI
Republic of Panama (D05)	06/20/30	1.000%(Q)	4,000	154,008	633	153,375	GSI
Republic of Peru (D05)	06/20/30	1.000%(Q)	6,000	(51,471)	949	(52,420)	GSI
Republic of Philippines (D05)	06/20/30	1.000%(Q)	6,000	(100,458)	949	(101,407)	GSI
Republic of South Africa (D05)	06/20/30	1.000%(Q)	18,000	678,767	2,848	675,919	GSI
Republic of Turkey (D05)	06/20/30	1.000%(Q)	18,000	1,431,020	2,848	1,428,172	GSI
Sultanate of Oman (D05)	06/20/30	1.000%(Q)	4,000	(3,206)	633	(3,839)	GSI
United Mexican States (D05)	06/20/30	1.000%(Q)	18,000	53,729	2,848	50,881	GSI
Arab Republic of Egypt (D06)	06/20/30	1.000%(Q)	2,000	319,176	316	318,860	GSI
Dominican Republic (D06)	06/20/30	1.000%(Q)	2,000	70,787	316	70,471	GSI
Emirate of Abu Dhabi (D06)	06/20/30	1.000%(Q)	2,000	(59,782)	316	(60,098)	GSI
Federal Republic of Nigeria (D06)	06/20/30	1.000%(Q)	2,000	320,325	316	320,009	GSI
Federation of Malaysia (D06)	06/20/30	1.000%(Q)	3,000	(74,567)	475	(75,042)	GSI
Federative Republic of Brazil (D06)	06/20/30	1.000%(Q)	9,000	187,419	1,424	185,995	GSI
Kingdom of Bahrain (D06)	06/20/30	1.000%(Q)	2,000	89,631	316	89,315	GSI
Kingdom of Morocco (D06)	06/20/30	1.000%(Q)	2,000	(3,280)	316	(3,596)	GSI
Kingdom of Saudi Arabia (D06)	06/20/30	1.000%(Q)	5,000	(73,241)	791	(74,032)	GSI
People’s Republic of China (D06)	06/20/30	1.000%(Q)	9,000	(203,774)	1,424	(205,198)	GSI
Republic of Argentina (D06)	06/20/30	1.000%(Q)	2,000	515,215	316	514,899	GSI
Republic of Chile (D06)	06/20/30	1.000%(Q)	6,000	(129,604)	949	(130,553)	GSI
Republic of Colombia (D06)	06/20/30	1.000%(Q)	7,000	359,157	1,107	358,050	GSI
Republic of Indonesia (D06)	06/20/30	1.000%(Q)	8,000	(82,670)	1,266	(83,936)	GSI
Republic of Ivory Coast (D06)	06/20/30	1.000%(Q)	2,000	239,292	316	238,976	GSI
Republic of Panama (D06)	06/20/30	1.000%(Q)	2,000	77,004	316	76,688	GSI
Republic of Peru (D06)	06/20/30	1.000%(Q)	3,000	(25,735)	475	(26,210)	GSI
Republic of Philippines (D06)	06/20/30	1.000%(Q)	3,000	(50,228)	475	(50,703)	GSI
Republic of South Africa (D06)	06/20/30	1.000%(Q)	9,000	339,383	1,424	337,959	GSI
Republic of Turkey (D06)	06/20/30	1.000%(Q)	9,000	715,510	1,424	714,086	GSI
Sultanate of Oman (D06)	06/20/30	1.000%(Q)	2,000	(1,603)	316	(1,919)	GSI
United Mexican States (D06)	06/20/30	1.000%(Q)	9,000	26,865	1,424	25,441	GSI
Arab Republic of Egypt (D07)	06/20/30	1.000%(Q)	500	79,794	239	79,555	CITI
Dominican Republic (D07)	06/20/30	1.000%(Q)	500	17,697	239	17,458	CITI
Emirate of Abu Dhabi (D07)	06/20/30	1.000%(Q)	500	(14,945)	239	(15,184)	CITI
Federal Republic of Nigeria (D07)	06/20/30	1.000%(Q)	500	80,081	239	79,842	CITI
Federation of Malaysia (D07)	06/20/30	1.000%(Q)	750	(18,642)	358	(19,000)	CITI
Federative Republic of Brazil (D07)	06/20/30	1.000%(Q)	2,250	46,855	1,075	45,780	CITI
Kingdom of Bahrain (D07)	06/20/30	1.000%(Q)	500	22,408	239	22,169	CITI
Kingdom of Morocco (D07)	06/20/30	1.000%(Q)	500	(820)	239	(1,059)	CITI
Kingdom of Saudi Arabia (D07)	06/20/30	1.000%(Q)	1,250	(18,310)	597	(18,907)	CITI
People’s Republic of China (D07)	06/20/30	1.000%(Q)	2,250	(50,943)	1,075	(52,018)	CITI
Republic of Argentina (D07)	06/20/30	1.000%(Q)	500	128,804	239	128,565	CITI
Republic of Chile (D07)	06/20/30	1.000%(Q)	1,500	(32,401)	716	(33,117)	CITI
Republic of Colombia (D07)	06/20/30	1.000%(Q)	1,750	89,790	836	88,954	CITI

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Indonesia (D07)	06/20/30	1.000%(Q)	2,000	$(20,668)	$955	$(21,623)	CITI
Republic of Ivory Coast (D07)	06/20/30	1.000%(Q)	500	59,823	239	59,584	CITI
Republic of Panama (D07)	06/20/30	1.000%(Q)	500	19,251	239	19,012	CITI
Republic of Peru (D07)	06/20/30	1.000%(Q)	750	(6,434)	358	(6,792)	CITI
Republic of Philippines (D07)	06/20/30	1.000%(Q)	750	(12,557)	358	(12,915)	CITI
Republic of South Africa (D07)	06/20/30	1.000%(Q)	2,250	84,846	1,075	83,771	CITI
Republic of Turkey (D07)	06/20/30	1.000%(Q)	2,250	178,878	1,075	177,803	CITI
Sultanate of Oman (D07)	06/20/30	1.000%(Q)	500	(401)	239	(640)	CITI
United Mexican States (D07)	06/20/30	1.000%(Q)	2,250	6,716	1,075	5,641	CITI
Arab Republic of Egypt (D08)	06/20/30	1.000%(Q)	2,000	319,177	1,009	318,168	MSI
Dominican Republic (D08)	06/20/30	1.000%(Q)	2,000	70,788	1,009	69,779	MSI
Emirate of Abu Dhabi (D08)	06/20/30	1.000%(Q)	2,000	(59,782)	1,009	(60,791)	MSI
Federal Republic of Nigeria (D08)	06/20/30	1.000%(Q)	2,000	320,325	1,009	319,316	MSI
Federation of Malaysia (D08)	06/20/30	1.000%(Q)	3,000	(74,567)	1,513	(76,080)	MSI
Federative Republic of Brazil (D08)	06/20/30	1.000%(Q)	9,000	187,419	4,540	182,879	MSI
Kingdom of Bahrain (D08)	06/20/30	1.000%(Q)	2,000	89,632	1,009	88,623	MSI
Kingdom of Morocco (D08)	06/20/30	1.000%(Q)	2,000	(3,279)	1,009	(4,288)	MSI
Kingdom of Saudi Arabia (D08)	06/20/30	1.000%(Q)	5,000	(73,241)	2,522	(75,763)	MSI
People’s Republic of China (D08)	06/20/30	1.000%(Q)	9,000	(203,774)	4,540	(208,314)	MSI
Republic of Argentina (D08)	06/20/30	1.000%(Q)	2,000	515,216	1,009	514,207	MSI
Republic of Chile (D08)	06/20/30	1.000%(Q)	6,000	(129,603)	3,027	(132,630)	MSI
Republic of Colombia (D08)	06/20/30	1.000%(Q)	7,000	359,158	3,531	355,627	MSI
Republic of Indonesia (D08)	06/20/30	1.000%(Q)	8,000	(82,671)	4,035	(86,706)	MSI
Republic of Ivory Coast (D08)	06/20/30	1.000%(Q)	2,000	239,292	1,009	238,283	MSI
Republic of Panama (D08)	06/20/30	1.000%(Q)	2,000	77,004	1,009	75,995	MSI
Republic of Peru (D08)	06/20/30	1.000%(Q)	3,000	(25,736)	1,513	(27,249)	MSI
Republic of Philippines (D08)	06/20/30	1.000%(Q)	3,000	(50,229)	1,513	(51,742)	MSI
Republic of South Africa (D08)	06/20/30	1.000%(Q)	9,000	339,383	4,540	334,843	MSI
Republic of Turkey (D08)	06/20/30	1.000%(Q)	9,000	715,510	4,540	710,970	MSI
Sultanate of Oman (D08)	06/20/30	1.000%(Q)	2,000	(1,603)	1,009	(2,612)	MSI
United Mexican States (D08)	06/20/30	1.000%(Q)	9,000	26,865	4,540	22,325	MSI
Arab Republic of Egypt (D09)	06/20/30	1.000%(Q)	2,000	319,177	1,820	317,357	BOA
Dominican Republic (D09)	06/20/30	1.000%(Q)	2,000	70,788	1,820	68,968	BOA
Emirate of Abu Dhabi (D09)	06/20/30	1.000%(Q)	2,000	(59,781)	1,820	(61,601)	BOA
Federal Republic of Nigeria (D09)	06/20/30	1.000%(Q)	2,000	320,325	1,820	318,505	BOA
Federation of Malaysia (D09)	06/20/30	1.000%(Q)	3,000	(74,567)	2,730	(77,297)	BOA
Federative Republic of Brazil (D09)	06/20/30	1.000%(Q)	9,000	187,419	8,189	179,230	BOA
Kingdom of Bahrain (D09)	06/20/30	1.000%(Q)	2,000	89,632	1,820	87,812	BOA
Kingdom of Morocco (D09)	06/20/30	1.000%(Q)	2,000	(3,279)	1,820	(5,099)	BOA
Kingdom of Saudi Arabia (D09)	06/20/30	1.000%(Q)	5,000	(73,241)	4,549	(77,790)	BOA
People’s Republic of China (D09)	06/20/30	1.000%(Q)	9,000	(203,774)	8,189	(211,963)	BOA
Republic of Argentina (D09)	06/20/30	1.000%(Q)	2,000	515,216	1,820	513,396	BOA
Republic of Chile (D09)	06/20/30	1.000%(Q)	6,000	(129,604)	5,459	(135,063)	BOA
Republic of Colombia (D09)	06/20/30	1.000%(Q)	7,000	359,158	6,369	352,789	BOA
Republic of Indonesia (D09)	06/20/30	1.000%(Q)	8,000	(82,670)	7,279	(89,949)	BOA
Republic of Ivory Coast (D09)	06/20/30	1.000%(Q)	2,000	239,292	1,820	237,472	BOA
Republic of Panama (D09)	06/20/30	1.000%(Q)	2,000	77,004	1,820	75,184	BOA
Republic of Peru (D09)	06/20/30	1.000%(Q)	3,000	(25,735)	2,730	(28,465)	BOA
Republic of Philippines (D09)	06/20/30	1.000%(Q)	3,000	(50,228)	2,730	(52,958)	BOA

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of South Africa (D09)	06/20/30	1.000%(Q)	9,000	$339,383	$8,189	$331,194	BOA
Republic of Turkey (D09)	06/20/30	1.000%(Q)	9,000	715,510	8,189	707,321	BOA
Sultanate of Oman (D09)	06/20/30	1.000%(Q)	2,000	(1,603)	1,820	(3,423)	BOA
United Mexican States (D09)	06/20/30	1.000%(Q)	9,000	26,865	8,189	18,676	BOA

				$23,636,393	$221,929	$23,414,464

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.43.V1 (D01)	06/20/30	1.000	%(Q)	100,000	1.565%	$(2,448,279)	$(21,566)	$(2,426,713)	MSI
CDX.EM.43.V1 (D02)	06/20/30	1.000	%(Q)	100,000	1.565%	(2,448,279)	(31,034)	(2,417,245)	BARC
CDX.EM.43.V1 (D03)	06/20/30	1.000	%(Q)	100,000	1.565%	(2,448,279)	(31,034)	(2,417,245)	GSI
CDX.EM.43.V1 (D04)	06/20/30	1.000	%(Q)	100,000	1.565%	(2,448,279)	(41,641)	(2,406,638)	MSI
CDX.EM.43.V1 (D05)	06/20/30	1.000	%(Q)	200,000	1.565%	(4,896,557)	(88,598)	(4,807,959)	GSI
CDX.EM.43.V1 (D06)	06/20/30	1.000	%(Q)	100,000	1.565%	(2,448,278)	(44,299)	(2,403,979)	GSI
CDX.EM.43.V1 (D07)	06/20/30	1.000	%(Q)	25,000	1.565%	(612,069)	(35,822)	(576,247)	CITI
CDX.EM.43.V1 (D08)	06/20/30	1.000	%(Q)	100,000	1.565%	(2,448,279)	(146,020)	(2,302,259)	MSI
CDX.EM.43.V1 (D09)	06/20/30	1.000	%(Q)	100,000	1.565%	(2,448,278)	(187,323)	(2,260,955)	BOA

						$(22,646,577)	$(627,337)	$(22,019,240)

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D09).

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650	%(M)	31,169	*	$41,637	$(13,447)	$55,084	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000	%(Q)	EUR	10,045	$(276,622)	$(184,338)	$(92,284)	BARC

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Credit default swap agreements outstanding at June 30, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	10,780	0.239%	$42,053	$36,532	$5,521	GSI
Bank of Montreal^	11/20/29	1.250%(Q)	3,835	*	(9,591)	—	(9,591)	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)	3,065	*	9,638	—	9,638	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)	10,780	0.252%	41,395	37,036	4,359	GSI
Hellenic Republic	06/20/27	1.000%(Q)	2,875	0.192%	45,386	39,539	5,847	BARC
Hellenic Republic	12/20/27	1.000%(Q)	2,160	0.251%	39,181	33,772	5,409	BARC
Kingdom of Norway	12/20/25	—%(Q)	27,580	0.042%	(5,452)	(6,430)	978	BARC
Morgan Stanley	12/20/25	1.000%(Q)	10,780	0.241%	41,935	36,532	5,403	GSI
Pacific Life	08/20/35	2.500%(Q)	4,600	2.545%	(12,706)	(17)	(12,689)	GSI
Petroleos Mexicanos	12/24/25	3.750%(M)	5,752	3.104%	22,008	—	22,008	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)	12,000	*	82,075	—	82,075	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)	22,080	*	334,691	—	334,691	GSI
SoftBank Group Corp.	06/20/26	1.000%(Q)	9,990	1.490%	(43,635)	(47,782)	4,147	GSI
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	5,705	0.223%	44,306	39,884	4,422	GSI

					$631,284	$169,066	$462,218

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest rate swap agreement outstanding at June 30, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
47,105	08/15/39	3.773%(A)	1 Day SOFR(2)(A)/ 4.450%	$—	$(837,827)	$(837,827)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at June 30, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	BOA	08/21/25	87,160	$(1,359,491)	$—	$(1,359,491)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$445,224	$(879,351)	$30,565,944	$(30,105,193)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$ 3,003,833
MLC	—	25,652,310

Total	$—	$28,656,143

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$249,329,534	$—
Collateralized Loan Obligations	—	27,731,176	—
Consumer Loans.	—	77,006,364	—
Credit Cards	—	4,036,511	—

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Equipment	$—	$14,741,993	$—
Home Equity Loans	—	118,433,200	—
Other.	—	113,861,691	—
Residential Mortgage-Backed Securities.	—	16,768,434	3,919,387
Small Business Loan	—	34,822	—
Student Loans	—	42,725,711	—
Commercial Mortgage-Backed Securities	—	1,686,121,084	—
Corporate Bonds.	—	4,088,231,896	1
Floating Rate and Other Loans.	—	1,028,520	—
Municipal Bonds	—	68,588,998	—
Residential Mortgage-Backed Securities.	—	702,251,214	7,865,983
Sovereign Bonds.	—	205,343,260	709,920
U.S. Government Agency Obligations	—	3,543,523,632	—
U.S. Treasury Obligations	—	224,282,511	—
Common Stock	—	2,194,115	—
Preferred Stock	—	—	240,115
Short-Term Investments
Affiliated Mutual Funds.	248,080,609	—	—

Total	$248,080,609	$11,186,234,666	$12,735,406

Other Financial Instruments*
Assets
Futures Contracts	$20,980,265	$—	$—
OTC Forward Foreign Currency Exchange Contracts.	—	1,994,954	—
OTC Packaged Credit Default Swap Agreements	—	30,152,866	—
OTC Credit Default Swap Agreements	—	276,264	468,041

Total	$20,980,265	$32,424,084	$468,041

Liabilities
Forward Commitment Contracts.	$—	$(51,250,423)	$—
Futures Contracts	(4,181,668)	—	—
OTC Forward Foreign Currency Exchange Contracts.	—	(6,929,343)	—
OTC Packaged Credit Default Swap Agreements	—	(29,163,050)	—
OTC Credit Default Swap Agreements	—	(338,415)	(9,591)
Centrally Cleared Interest Rate Swap Agreement	—	(837,827)	—
OTC Total Return Swap Agreement.	—	(1,359,491)	—

Total	$(4,181,668)	$(89,878,549)	$(9,591)

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

U.S. Government Agency Obligations	32.9%
Commercial Mortgage-Backed Securities	15.7
Banks	13.7
Residential Mortgage-Backed Securities	6.8
Pipelines	3.3
Oil & Gas	2.4
Automobiles	2.3
Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	2.3
Real Estate Investment Trusts (REITs)	2.3
Electric	2.1

U.S. Treasury Obligations	2.1%
Sovereign Bonds	1.9
Healthcare-Services	1.6
Telecommunications	1.5
Mining	1.2
Home Equity Loans	1.1
Other	1.1
Pharmaceuticals	0.9
Auto Manufacturers	0.8
Consumer Loans	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Chemicals	0.7%
Municipal Bonds	0.6
Commercial Services	0.6
Agriculture	0.6
Insurance	0.6
Media	0.6
Aerospace & Defense	0.6
Diversified Financial Services	0.5
Semiconductors	0.4
Machinery-Diversified	0.4
Student Loans	0.4
Lodging	0.4
Airlines	0.4
Foods	0.3
Collateralized Loan Obligations	0.3
Engineering & Construction	0.3
Software	0.2
Trucking & Leasing	0.2
Internet	0.2
Building Materials	0.2
Retail	0.1
Equipment	0.1
Computers	0.1
Packaging & Containers	0.1
Transportation	0.1
Biotechnology	0.1
Electronics	0.1

Office/Business Equipment	0.1%
Investment Companies	0.1
Healthcare-Products	0.1
Entertainment	0.0	*
Miscellaneous Manufacturing	0.0	*
Gas	0.0	*
Credit Cards	0.0	*
Real Estate	0.0	*
Beverages	0.0	*
Forest Products & Paper	0.0	*
Wireless Telecommunication Services	0.0	*
Multi-National	0.0	*
Toys/Games/Hobbies	0.0	*
Oil & Gas Services	0.0	*
Iron/Steel	0.0	*
Auto Parts & Equipment	0.0	*
Hand/Machine Tools	0.0	*
Cosmetics/Personal Care	0.0	*
Small Business Loan	0.0	*

	106.2
Liabilities in excess of other assets	(6.2)

	100.0%

*Less	than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$445,224		Premiums received for OTC swap agreements	$879,351
Credit contracts	Unrealized appreciation on OTC swap agreements	30,565,944		Unrealized depreciation on OTC swap agreements	28,745,702
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,994,954		Unrealized depreciation on OTC forward foreign currency exchange contracts	6,929,343
Interest rate contracts	Due from/to broker-variation margin futures	20,980,265	*	Due from/to broker-variation margin futures	4,181,668	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	837,827	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	1,359,491

		$53,986,387			$42,933,382

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$2,819,341
Foreign exchange contracts	—	(9,737,776)	—
Interest rate contracts	(49,176,110)	—	(7,019,712)

Total	$(49,176,110)	$(9,737,776)	$(4,200,371)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$1,937,039
Foreign exchange contracts.	—	(5,990,887)	—
Interest rate contracts	27,808,217	—	8,678,620

Total	$27,808,217	$(5,990,887)	$10,615,659

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,165,275,617
Futures Contracts - Short Positions (1)	362,511,829
Forward Foreign Currency Exchange Contracts - Purchased (2)	92,812,556
Forward Foreign Currency Exchange Contracts - Sold (2)	244,720,230
Interest Rate Swap Agreements (1)	47,105,000
Credit Default Swap Agreements - Buy Protection (1)	728,705,276
Credit Default Swap Agreements - Sell Protection (1)	1,082,901,797
Total Return Swap Agreements (1)	87,160,000

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

 Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$193,120,988	$(193,120,988)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$3,346,449	$(3,436,947)	$(90,498)	$90,498	$—
BNP	239,039	(240,228)	(1,189)	—	(1,189)
BNY	—	(4,470,029)	(4,470,029)	4,090,296	(379,733)

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BOA	$3,298,895	$(4,551,377)	$(1,252,482)	$1,252,482	$—
CITI	820,077	(793,324)	26,753	(26,753)	—
GSI	13,737,945	(12,757,747)	980,198	(737,906)	242,292
MSI	11,563,717	(11,664,235)	(100,518)	—	(100,518)

	$33,006,122	$(37,913,887)	$(4,907,765)	$4,668,617	$(239,148)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $193,120,988:
Unaffiliated investments (cost $11,060,072,748)	$11,198,970,072
Affiliated investments (cost $248,059,921)	248,080,609
Cash	86,160
Foreign currency, at value (cost $3,777,097)	3,857,632
Receivable for investments sold	170,981,282
Interest receivable	81,600,908
Unrealized appreciation on OTC swap agreements	30,565,944
Receivable for Portfolio shares sold	7,921,118
Due from broker-variation margin futures	5,294,830
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,994,954
Premiums paid for OTC swap agreements	445,224
Due from broker-variation margin swaps	223,690
Prepaid expenses and other assets	37,748

Total Assets	11,750,060,171

LIABILITIES
Payable for investments purchased	630,532,371
Payable to broker for collateral for securities on loan	197,261,882
Payable for Portfolio shares purchased	51,403,927
Forward commitment contracts, at value (proceeds receivable $50,311,201)	51,250,423
Unrealized depreciation on OTC swap agreements	30,105,193
Unrealized depreciation on OTC forward foreign currency exchange contracts	6,929,343
Premiums received for OTC swap agreements	879,351
Accrued expenses and other liabilities	848,714
Affiliated transfer agent fee payable	956

Total Liabilities	969,212,160

NET ASSETS	$10,780,848,011

Net assets were comprised of:
Partners’ Equity	$10,780,848,011

Net asset value and redemption price per share, $10,780,848,011 / 936,266,484 outstanding shares of beneficial interest	$11.51

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$303,009,718
Affiliated dividend income	5,717,637
Income from securities lending, net (including affiliated income of $122,024)	122,054

Total income	308,849,409

EXPENSES
Custodian and accounting fees	268,967
Trustees’ fees	79,181
Insurance expense	77,678
Audit fee.	44,154
Professional fees	42,852
Pricing fees	13,908
Commitment fees	9,909
Shareholders’ reports	7,778
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,987
Miscellaneous	20,042

Total expenses	569,456

NET INVESTMENT INCOME (LOSS)	308,279,953

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(15,252))	(1,193,513)
Futures transactions	(49,176,110)
Forward currency contract transactions	(9,737,776)
Swap agreements transactions	(4,200,371)
Foreign currency transactions	139,061

(64,168,709)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(10,733))	179,098,034
Futures	27,808,217
Forward currency contracts.	(5,990,887)
Swap agreements.	10,615,659
Foreign currencies	321,563

211,852,586

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	147,683,877

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$455,963,830

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$308,279,953	$511,718,746
Net realized gain (loss) on investment and foreign currency transactions	(64,168,709)	58,852,985
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	211,852,586	(279,831,047)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	455,963,830	290,740,684

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [228,546,874 and 229,523,626 shares, respectively].	2,577,495,723	2,505,523,056
Portfolio shares issued in merger [0 and 165,820,077 shares, respectively].	—	1,870,450,466
Portfolio shares purchased [314,818,046 and 254,313,321 shares, respectively]	(3,544,373,618)	(2,784,780,160)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(966,877,895)	1,591,193,362

TOTAL INCREASE (DECREASE)	(510,914,065)	1,881,934,046
NET ASSETS:
Beginning of period	11,291,762,076	9,409,828,030

End of period.	$10,780,848,011	$11,291,762,076

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,		June 27, 2022(a) through
	June 30, 2025		2024	2023	December 31, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.04		$10.67	$9.83	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.31		0.59	0.54	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		(0.22)	0.30	(0.41)

Total from investment operations	0.47		0.37	0.84	(0.17)

Net Asset Value, end of period	$11.51		$11.04	$10.67	$9.83

Total Return(c)	4.26%		3.47%	8.43%	(1.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10,781		$11,292	$9,410	$6,296
Average net assets (in millions)	$11,321		$9,427	$8,093	$5,563
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.01	%(e)	0.01%	0.01%	0.01	%(f)
Expenses before waivers and/or expense reimbursement	0.01	%(e)	0.01%	0.01%	0.01	%(f)
Net investment income (loss)	5.49	%(e)	5.43%	5.31%	4.73	%(f)
Portfolio turnover rate(g)(h)	72%		70%	174%	232%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST TARGET MATURITY CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 100.6%
ASSET-BACKED SECURITIES — 16.2%
Automobiles — 6.4%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	800	$816,510
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	331	332,319
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	500	494,241
Series 2021-02A, Class A, 144A
1.660%	02/20/28	600	576,375
Series 2022-03A, Class A, 144A
4.620%	02/20/27	1,456	1,455,299
Series 2023-03A, Class A, 144A
5.440%	02/22/28	900	911,209
Series 2024-01A, Class A, 144A
5.360%	06/20/30	500	513,020
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	452	459,067
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	188	191,207
CarMax Auto Owner Trust,
Series 2021-04, Class C
1.380%	07/15/27	150	147,547
Series 2022-01, Class C
2.200%	11/15/27	50	49,060
Ford Credit Auto Owner Trust,
Series 2021-02, Class A, 144A
1.530%	05/15/34	900	866,549
Series 2023-01, Class A, 144A
4.850%	08/15/35	1,600	1,623,081
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,000	1,029,959
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	1,800	1,834,441
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	2,000	2,039,839
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	297,793
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,200	1,205,113
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	96,307
Series 2025-01, Class A, 144A
4.640%	12/11/37	1,800	1,818,769
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	262	261,396
Series 2021-01A, Class A, 144A
0.870%	07/14/28	158	157,392
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	807	805,695
Series 2023-01A, Class A, 144A
5.410%	11/14/29	1,900	1,917,567

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	43	$42,435
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C
5.090%	05/15/30	400	402,244
Series 2023-03, Class C
5.770%	11/15/30	500	507,926
Series 2023-04, Class C
6.040%	12/15/31	800	820,491
Series 2024-02, Class C
5.840%	06/17/30	500	511,224
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	102,331
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	205,510
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	800	805,562
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	108	107,603

			23,405,081

Collateralized Loan Obligations — 7.4%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.659%(c)	04/20/35	750	752,310
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
5.761%(c)	10/20/34	750	750,832
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.589%(c)	04/18/35	750	752,288
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
5.541%(c)	10/20/31	531	531,277
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.601%(c)	07/18/30	265	264,874
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.687%(c)	04/24/34	1,000	1,002,033
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.688%(c)	10/15/34	750	751,424
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.701%(c)	07/20/34	250	250,386

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.571%(c)	04/30/31	58	$57,847
Carlyle US CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.611%(c)	04/20/31	582	582,737
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
5.651%(c)	07/20/34	500	500,838
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.711%(c)	01/20/35	750	751,280
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.711%(c)	07/20/34	500	500,497
CIFC Funding Ltd. (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.455%(c)	03/31/38	2,100	2,100,575
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
5.721%(c)	07/20/34	250	250,134
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.609%(c)	04/20/35	750	751,961
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.619%(c)	10/20/37	750	752,438
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.640%(c)	10/17/37	2,750	2,759,993
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)
5.516%(c)	03/22/38	2,000	2,002,935
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
5.528%(c)	04/15/31	107	106,626
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
5.754%(c)	10/26/34	750	750,544
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.701%(c)	07/20/34	250	250,436
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
5.598%(c)	10/15/32	735	737,111
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
5.661%(c)	07/17/34	250	250,413

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
5.486%(c)	03/15/38	1,900	$1,898,645
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.503%(c)	10/12/30	194	194,109
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)
5.783%(c)	10/13/31	267	267,579
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
5.581%(c)	04/20/31	28	28,012
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.698%(c)	10/15/34	250	250,268
Regatta Funding Ltd. (Cayman Islands),
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.832%(c)	04/25/37	2,250	2,258,681
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.691%(c)	10/20/31	232	232,897
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.642%(c)	07/10/34	1,000	1,001,519
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.561%(c)	04/20/31	339	339,625
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
5.660%(c)	05/07/31	245	244,661
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.611%(c)	10/23/31	120	120,210
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.400%(c)	04/24/38	1,750	1,748,215
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)
5.778%(c)	01/15/32	304	304,999
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)
5.521%(c)	04/18/31	181	181,168

			27,232,377

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans — 1.7%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	1,600	$1,607,277
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33	1,000	1,007,680
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	600	584,975
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.064%(c)	06/16/36	600	599,646
Series 2022-02A, Class A, 144A
4.890%	10/14/34	432	431,952
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	1,800	1,840,773

			6,072,303

Home Equity Loans — 0.7%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.502%(c)	02/25/55	567	566,175
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	750	759,594
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	255	259,302
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	70	69,699
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	68	68,777
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	454	458,705
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	414	411,616

			2,593,868

Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	25	22,277
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	3	3,401
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	34	32,262

			57,940

TOTAL ASSET-BACKED SECURITIES (cost $58,888,439)			59,361,569

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.3%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1
1.122%	11/15/54	171	$166,239
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	243	237,818
Series 2017-BNK08, Class A3
3.229%	11/15/50	7	6,698
Series 2019-BN19, Class A1
2.263%	08/15/61	46	43,228
Series 2019-BN19, Class A2
2.926%	08/15/61	4,390	4,144,693
Series 2019-BN20, Class A2
2.758%	09/15/62	1,619	1,513,806
Series 2020-BN25, Class A3
2.391%	01/15/63	29	28,043
Series 2020-BN25, Class A4
2.399%	01/15/63	650	592,061
Series 2020-BN26, Class A3
2.155%	03/15/63	250	224,696
Series 2020-BN28, Class A3
1.584%	03/15/63	1,459	1,269,865
Series 2021-BN31, Class A3
1.771%	02/15/54	5,093	4,429,340
Series 2021-BN36, Class A1
0.801%	09/15/64	79	77,460
Series 2021-BN38, Class A1
1.274%	12/15/64	504	491,482
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	850	826,788
Barclays Commercial Mortgage Securities Trust,
Series 2021-C11, Class A4
2.043%	09/15/54	165	144,139
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	75	72,523
Series 2020-B17, Class A4
2.042%	03/15/53	1,475	1,300,741
Series 2020-B19, Class A4
1.546%	09/15/53	2,100	1,858,843
Series 2020-B20, Class A3
1.945%	10/15/53	750	688,483
Series 2020-B21, Class A4
1.704%	12/17/53	500	434,797
Series 2020-B22, Class A1
0.509%	01/15/54	120	117,966
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	85,840
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,101,272
Series 2021-B25, Class ASB
2.271%	04/15/54	250	233,705
Series 2021-B26, Class A1
0.747%	06/15/54	872	854,754
Series 2021-B28, Class A1
0.597%	08/15/54	464	453,121

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-B35, Class ASB
4.591%(cc)	05/15/55	3,400		$3,393,130
BPR Trust,
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.776%(c)	09/15/38	990		983,852
CD Mortgage Trust,
Series 2016-CD2, Class A3
3.248%	11/10/49	246		241,227
Series 2017-CD06, Class A4
3.190%	11/13/50	500		487,728
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class ASB
3.091%	05/10/58	25		24,752
Series 2016-C07, Class A2
3.585%	12/10/54	48		47,575
Series 2017-C08, Class A4
3.572%	06/15/50	1,399		1,366,122
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	286		278,825
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class AAB
3.522%	09/10/58	—	(r)	4
Series 2016-P04, Class A3
2.646%	07/10/49	20		19,661
Series 2017-P07, Class AAB
3.509%	04/14/50	115		114,174
Series 2017-P08, Class A3
3.203%	09/15/50	1,030		1,005,908
Commercial Mortgage Trust,
Series 2015-LC23, Class A3
3.521%	10/10/48	391		389,806
Series 2016-COR01, Class A3
2.826%	10/10/49	297		291,751
Series 2016-COR01, Class ASB
2.972%	10/10/49	269		267,111
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	500		492,851
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	334		333,005
Series 2019-C16, Class A2
3.067%	06/15/52	98		92,346
Series 2019-C17, Class A4
2.763%	09/15/52	1,380		1,283,543
Series 2020-C19, Class A2
2.320%	03/15/53	2,150		1,935,922
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.380%(cc)	07/25/26	40,890		400,857
GS Mortgage Securities Trust,
Series 2015-GS01, Class AAB
3.553%	11/10/48	116		116,016
Series 2019-GC42, Class A3
2.749%	09/10/52	1,000		931,472

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-GC45, Class A3
2.639%	02/13/53	100	$97,222
Series 2020-GC45, Class A4
2.658%	02/13/53	100	92,437
Series 2020-GC47, Class A4
2.125%	05/12/53	1,068	958,857
Series 2021-GSA03, Class A4
2.369%	12/15/54	100	86,554
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A5
3.639%	11/15/47	153	150,898
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class ASB
2.713%	08/15/49	12	12,343
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4
3.732%	05/15/48	169	168,295
Series 2016-C31, Class A4
2.840%	11/15/49	504	494,793
Series 2016-C32, Class ASB
3.514%	12/15/49	290	287,790
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%(cc)	06/15/54	350	324,267
Series 2021-L07, Class A1
0.881%	10/15/54	447	435,848
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.301%	10/15/50	246	241,070
Series 2018-C08, Class ASB
3.903%	02/15/51	188	186,457
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A3
2.652%	08/15/49	2,000	1,950,130
Series 2016-LC24, Class A4
2.942%	10/15/49	275	269,879
Series 2016-NXS05, Class A5
3.372%	01/15/59	2,028	2,015,736
Series 2017-C41, Class A2
2.590%	11/15/50	1,263	1,220,651
Series 2020-C55, Class A3
2.462%	02/15/53	100	96,410
Series 2020-C57, Class A1
0.903%	08/15/53	126	125,710

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $44,420,325)			45,111,386

CORPORATE BONDS — 29.2%
Aerospace & Defense — 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	500	492,283
2.950%	02/01/30	1,130	1,047,845
3.550%	03/01/38	780	626,081
3.625%	03/01/48	850	585,985

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	$4,880

			2,757,074

Agriculture — 0.5%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	54	53,082
5.350%	08/15/32	1,545	1,579,469
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	290	290,404

			1,922,955

Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	38	33,887

Auto Manufacturers — 0.9%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	425	367,962
2.400%	04/10/28	545	512,372
2.400%	10/15/28	945	878,762
5.000%	04/09/27	550	553,394
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	06/23/27	850	854,823

			3,167,313

Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	50	51,884

Banks — 8.8%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29	260	243,714
2.972%(ff)	02/04/33	2,890	2,587,438
3.194%(ff)	07/23/30	35	33,319
4.376%(ff)	04/27/28	2,720	2,719,419
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	35,873
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.904%(ff)	09/30/28	500	471,160
3.132%(ff)	01/20/33	225	199,804
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	600	623,171
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	630	577,203
2.976%(ff)	11/05/30	250	233,844
3.057%(ff)	01/25/33	3,005	2,686,687
3.400%	05/01/26	150	148,842

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes
4.450%	09/29/27	15	$15,010
5.827%(ff)	02/13/35	435	443,435
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	50	48,925
1.542%(ff)	09/10/27	5,150	4,973,009
1.992%(ff)	01/27/32	180	155,825
2.600%	02/07/30	25	23,111
2.615%(ff)	04/22/32	260	231,267
3.850%	01/26/27	170	168,889
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
7.036%(c)	10/01/25(oo)	240	241,342
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	260	256,463
1.578%(ff)	04/22/27	260	253,994
1.953%(ff)	02/04/32	30	26,026
2.069%(ff)	06/01/29	150	140,774
2.963%(ff)	01/25/33	4,735	4,254,409
4.005%(ff)	04/23/29	55	54,496
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.985%(ff)	08/07/27	725	735,900
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	290	283,019
4.210%(ff)	04/20/28	485	483,807
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	15	12,991
2.699%(ff)	01/22/31	1,040	958,527
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	2,935	2,619,322
Sub. Notes, GMTN
4.350%	09/08/26	545	544,236
Sub. Notes, MTN
3.950%	04/23/27	55	54,650
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	20	18,541
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	200	197,090
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	240,890
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	03/10/27(a)	200	195,222
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.250%	06/01/26	205	199,237
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	250	226,822

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		3,210	$2,939,133
3.526%(ff)	03/24/28		695	685,807

				32,242,643

Beverages — 0.0%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27		20	19,557

Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	02/22/29		30	28,660
5.150%	11/15/41		400	376,918
5.250%	03/02/33		1,115	1,141,958

				1,547,536

Building Materials — 0.0%
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		140	144,050
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		35	36,103

				180,153

Chemicals — 0.2%
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29		195	181,650
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30		245	247,756
6.750%	05/02/34		415	429,334

				858,740

Commercial Services — 0.3%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	231	270,576
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		70	69,778
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52		695	582,036

				922,390

Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30		5	4,771

Diversified Financial Services — 0.7%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		1,990	1,967,919

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	20	$19,133
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.750%	10/01/29	70	65,719
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28	200	186,584
2.710%	01/22/29	200	187,526
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26	250	240,726

			2,667,607

Electric — 2.8%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	1,445	1,283,754
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	50	42,931
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	20	17,721
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	20	17,762
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51	1,570	1,041,382
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	29,678
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	75	73,692
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	185	181,537
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	15	13,270
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	1,190	1,176,149
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28	210	195,789
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	3,000	2,831,785
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	200	202,250
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	39,122

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	110	$93,398
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	500	402,908
PacifiCorp,
First Mortgage
3.350%	07/01/25(a)	160	160,000
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42	1,985	1,529,022
Southern Co. (The),
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	32,802
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	42,710
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	690	680,999
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
2.200%	12/15/28	200	186,331

			10,274,992

Engineering & Construction — 0.3%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	580	562,310
4.250%	10/31/26	640	635,200

			1,197,510

Entertainment — 0.2%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	200	207,220
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32	145	151,127
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27	128	124,792
5.050%	03/15/42	310	208,317

			691,456

Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	30,180

Foods — 0.1%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.750%	04/01/33	330	338,508

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	$28,086
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	860	762,895

			790,981

Healthcare-Products — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	17,718
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	4,686

			22,404

Healthcare-Services — 0.8%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51	1,500	923,629
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	60	59,148
Sr. Unsec’d. Notes
2.400%	03/15/30	292	266,393
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	61,225
HCA, Inc.,
Gtd. Notes
3.125%	03/15/27	160	156,674
3.375%	03/15/29	10	9,596
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	69,781
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	17,655
4.750%	05/15/52	720	613,903
5.000%	04/15/34	245	244,748
5.300%	06/15/35	75	76,434
5.750%	07/15/64	255	247,942
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	01/15/32	30	25,464

			2,772,592

Home Builders — 0.2%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	720	722,098

Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	1,907

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	60	$63,184

Insurance — 0.7%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/27	90	88,870
3.900%	04/05/32	1,030	966,795
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	907	908,000
5.500%	06/15/52	500	462,212
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	49,062

			2,474,939

Iron/Steel — 0.0%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	125	126,406

Lodging — 0.1%
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	400	401,860

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	22,030

Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	75	78,556
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	15	13,054
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	275	276,559

			368,169

Media — 0.9%
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	130	119,801
2.300%	02/01/32(a)	510	429,911
4.908%	07/23/25	26	25,997
5.050%	03/30/29	1,235	1,247,414
5.125%	07/01/49	385	319,771
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	70	65,025
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	332,766

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
3.500%	08/15/27	600	$588,403

			3,129,088

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	115	117,055
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	255	230,213
2.800%	10/01/29	10	9,458
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	150	152,251

			508,977

Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	45	38,079

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	445	455,351

Office/Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,265	1,233,544

Oil & Gas — 2.4%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	2,150	2,166,528
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	1,995	1,720,232
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	175	160,398
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
7.750%	02/01/32	360	353,250
8.625%	01/19/29	790	834,540
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26(a)	220	220,225
4.875%	04/03/28	210	213,148
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	800	768,680
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	810	718,166
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	15	13,365

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	1,460	$1,468,117

			8,636,649

Packaging & Containers — 0.5%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	1,300	1,198,150
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	350	359,373
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	146,043

			1,703,566

Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	4	3,876
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	18,065
3.450%	12/15/27	30	29,428
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	760	524,673
5.000%	01/30/29	90	91,368
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	9	8,878
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30	630	561,245
3.850%	06/22/40	55	40,594
4.000%	06/22/50	650	433,042

			1,711,169

Pipelines — 1.8%
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	240	245,749
Sr. Unsec’d. Notes
3.750%	05/15/30	965	925,967
4.950%	06/15/28	505	512,300
5.150%	03/15/45	1,080	952,034
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	38,258
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	1,125	931,987
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	645	602,991
4.450%	09/01/49	225	172,975

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.850%	01/15/26	200	$201,003
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	70	73,101
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,345	1,260,298
6.250%	07/01/52	305	302,095
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	280	250,920
4.000%	09/15/25	65	64,875

			6,534,553

Real Estate — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	02/01/29	600	589,343

Real Estate Investment Trusts (REITs) — 1.8%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	14,184
2.500%	08/16/31	5	4,358
4.050%	07/01/30	1,980	1,922,053
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	5	4,424
CubeSmart LP,
Gtd. Notes
2.250%	12/15/28	105	97,894
Digital Realty Trust LP,
Gtd. Notes
3.600%	07/01/29	40	38,773
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	37,283
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	2,400	2,402,140
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	50	43,320
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	343,695
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	15	14,711
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,855	1,735,206
2.700%	07/15/31	20	17,717

			6,675,758

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32	300	$276,237
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	14,816

			291,053

Semiconductors — 0.7%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	470	396,452
3.419%	04/15/33	2,275	2,060,611
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	30	29,695

			2,486,758

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	1,270	1,240,181

Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,725	1,352,918
3.550%	09/15/55	610	411,468
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	06/30/33	120	122,094
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	1,475	1,321,405
3.875%	04/15/30	415	402,945
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	318	274,031
2.550%	03/21/31	390	349,851
2.650%	11/20/40	430	303,317
Sr. Unsec’d. Notes, 144A
5.401%	07/02/37	411	413,707

			4,951,736

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	215	206,332

TOTAL CORPORATE BONDS (cost $108,734,368)			107,067,863

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.2%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%(cc)	04/25/63	3,307	3,172,101
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	635	582,907

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	467	$415,153
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	430	426,257
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%(cc)	09/25/62	231	230,836
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.805%(c)	10/25/43	303	304,334
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.305%(c)	05/25/45	243	243,191
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	377	358,676
Fannie Mae REMIC,
Series 2020-101, Class AI, IO
3.500%	01/25/51	1,195	225,163
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.645%(c)	08/25/52	4,370	460,304
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	07/25/55	2,250	2,253,200
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.205%(c)	04/25/42	2,181	2,246,430
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.455%(c)	09/25/42	351	353,634
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	183	4,950
Series 5251, Class PO, PO
2.290%(s)	08/25/52	268	184,815
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	06/25/55	1,450	1,451,277
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	940	206,514
Series 406, Class PO, PO
1.200%(s)	10/25/53	836	683,950
Government National Mortgage Assoc.,
Series 2021-114, Class TI, IO
3.000%	06/20/51	513	74,478
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	471	12,095
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	614	16,360

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		586	$19,031
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		1,203	30,375
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		453	10,617
Series 2022-093, Class IO, IO
3.000%	08/20/51		2,277	252,412
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		918	22,730
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		958	18,056
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		367	349,652
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.899%(c)	06/24/71	EUR	122	143,212
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61		300	277,529
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55		390	391,613

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $14,981,313)				15,421,852

SOVEREIGN BONDS — 1.8%
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30		380	382,565
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		768	783,659
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
0.625%	07/15/25		400	399,355
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.875%	05/13/37		880	917,400
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		1,216	1,212,580
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30		685	598,807
3.300%	03/15/28		1,000	984,696
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30		200	175,949

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS(continued)
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y
5.375%	02/12/35	560	$570,640
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	600	609,600

TOTAL SOVEREIGN BONDS (cost $6,591,139)			6,635,251

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.7%
Federal Home Loan Bank
4.250%	09/10/32	850	848,749
Federal Home Loan Mortgage Corp.
1.500%	02/01/36	119	106,125
2.000%	05/01/42	387	331,542
2.000%	04/01/51	76	60,757
2.000%	06/01/51	3,631	2,888,140
2.000%	07/01/51	480	381,430
2.000%	09/01/51	2,028	1,627,650
2.500%	10/01/35	592	558,982
2.500%	07/01/51	1,712	1,429,370
2.500%	08/01/51	1,628	1,354,982
2.500%	04/01/52	1,790	1,494,742
3.000%	09/01/46	969	861,841
3.000%	12/01/46	473	419,221
3.000%	09/01/50	4,324	3,782,209
3.000%	02/01/52	435	376,848
3.000%	02/01/52	843	737,791
3.000%	06/01/52	2,249	1,946,940
3.500%	06/01/37	298	288,107
3.500%	03/01/48	522	480,877
3.500%	07/01/52	2,881	2,594,767
4.000%	05/01/52	1,148	1,069,995
4.500%	07/01/52	1,481	1,417,629
5.000%	03/01/40	972	978,908
5.000%	06/01/52	1,541	1,518,112
5.000%	11/01/52	420	413,903
5.000%	05/01/53	546	536,060
5.000%	06/01/53	1,655	1,625,896
5.000%	10/01/54	539	527,965
5.000%	11/01/54	2,048	2,007,707
5.500%	01/01/53	3,369	3,378,857
5.500%	02/01/53	903	905,041
5.500%	04/01/54	484	483,795
6.000%	12/01/52	773	787,771
6.750%	09/15/29	90	100,216
6.750%	03/15/31	1,230	1,405,300
Federal National Mortgage Assoc.
0.875%	08/05/30	175	151,046
1.500%	01/01/36	1,498	1,334,635
1.500%	04/01/36	130	116,208
1.500%	11/01/50	419	315,898
1.500%	02/01/51	3,629	2,730,859
2.000%	03/01/31	290	276,868
2.000%	01/01/32	609	578,064
2.000%	05/01/42	1,520	1,299,122
2.000%	10/01/50	1,108	883,830
2.000%	12/01/50	111	88,201

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.000%	01/01/51	1,404	$1,119,545
2.000%	02/01/51	39	31,217
2.000%	04/01/51	3,109	2,473,830
2.000%	05/01/51	2,245	1,786,111
2.000%	08/01/51	2,416	1,921,820
2.500%	TBA	1,500	1,243,456
2.500%	07/01/32	320	306,993
2.500%	08/01/32	354	339,486
2.500%	09/01/32	338	324,670
2.500%	01/01/35	332	312,854
2.500%	07/01/35	1,174	1,123,453
2.500%	04/01/51	437	364,841
2.500%	06/01/51	2,461	2,054,181
2.500%	08/01/51	399	332,195
2.500%	02/01/52	1,982	1,661,229
2.500%	04/01/52	1,012	848,517
3.000%	05/01/35	1,092	1,046,778
3.000%	06/01/36	826	795,170
3.000%	07/01/36	670	641,881
3.000%	02/01/52	1,563	1,355,242
3.000%	04/01/52	923	800,213
3.500%	05/01/48	2,320	2,121,607
3.500%	02/01/52	774	702,403
3.500%	03/01/52	775	706,625
3.500%	05/01/52	2,818	2,541,492
4.000%	01/01/50	400	377,827
4.000%	05/01/50	426	400,257
4.000%	06/01/52	3,065	2,855,964
4.000%	08/01/52	1,166	1,086,145
4.500%	07/01/52	346	331,135
4.500%	08/01/52	131	125,735
4.500%	09/01/52	728	697,818
4.500%	12/01/52	610	585,097
4.500%	01/01/53	475	454,634
5.000%	06/01/52	724	712,654
5.000%	09/01/52	657	647,037
5.000%	10/01/52	1,753	1,726,271
5.500%	11/01/53	933	934,236
6.000%	01/01/53	1,962	1,999,965
6.000%	09/01/53	414	421,626
6.625%	11/15/30	290	327,728
4.336%(s)	03/17/31	710	557,962
Government National Mortgage Assoc.
2.000%	10/20/50	1,862	1,516,532
2.000%	01/20/51	1,346	1,096,791
2.500%	07/20/51	1,070	909,402
3.000%	03/20/47	1,099	984,725
3.000%	01/20/50	491	436,892
3.000%	06/20/51	1,375	1,217,168
3.000%	10/20/51	1,886	1,670,251
3.000%	11/20/51	749	662,432
3.500%	06/20/42	372	348,411
3.500%	03/20/43	221	207,050
3.500%	06/20/46	2,429	2,259,531
3.500%	02/20/52	2,310	2,109,621
4.000%	09/20/47	1,610	1,518,053
4.000%	02/20/48	122	114,899
4.000%	04/20/48	440	414,021

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.000%	04/20/49	435	$413,095
4.000%	01/20/50	49	46,125
4.000%	02/20/50	72	67,409
4.000%	07/20/50	108	101,728
4.000%	06/20/52	421	393,664
4.500%	08/20/48	1,135	1,105,393
4.500%	05/20/52	816	787,402
4.500%	10/20/52	411	396,969
5.000%	03/20/53	244	240,950
5.500%	TBA	500	500,656
5.500%	05/20/53	1,965	1,977,732
6.000%	TBA	1,000	1,014,607
6.000%	TBA	2,000	2,026,949
6.000%	09/20/54	822	835,217
7.000%	TBA	500	515,609
7.000%	06/20/54	1,371	1,416,452
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	145	124,473
5.250%	02/01/55	250	243,212
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	40	25,930

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $120,414,628)			116,400,207

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds
2.375%	11/15/49(k)	3,395	2,183,940
2.375%	05/15/51	15,090	9,570,361
3.000%	11/15/44	1,100	846,828
3.250%	05/15/42	2,335	1,931,483
U.S. Treasury Strips Coupon
3.072%(s)	08/15/37	315	180,434
3.229%(s)	05/15/41	4,540	2,089,641
3.273%(s)	05/15/43	5,150	2,106,658
4.920%(s)	08/15/48	305	95,724
5.245%(s)	08/15/45	260	94,505

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,469,520)			19,099,574

TOTAL LONG-TERM INVESTMENTS (cost $374,499,732)			369,097,702

		Shares
SHORT-TERM INVESTMENTS — 0.7%
AFFILIATED MUTUAL FUNDS — 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)		1,674,020	1,674,020
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $846,746; includes $841,036 of cash collateral for securities on loan)(b)(wb)		847,442	846,848

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,520,766)			2,520,868

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Value
OPTIONS PURCHASED*~ — 0.0% (cost $23)	$715

TOTAL SHORT-TERM INVESTMENTS (cost $2,520,789)	2,521,583

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.3% (cost $377,020,521)	371,619,285

OPTIONS WRITTEN*~ — (0.0)% (premiums received $1,534)	(1,522)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.3% (cost $377,018,987)	371,617,763
Liabilities in excess of other assets(z) — (1.3)%	(4,629,652)

NET ASSETS — 100.0%	$366,988,111

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $822,335; cash collateral of $841,036 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	07/14/25	$(2,500)	$(1,978,469)
Federal National Mortgage Assoc.	3.000%	TBA	07/14/25	(3,000)	(2,595,422)
Federal National Mortgage Assoc.	3.500%	TBA	08/13/25	(3,000)	(2,700,030)
Federal National Mortgage Assoc.	4.000%	TBA	07/14/25	(3,000)	(2,789,180)
Federal National Mortgage Assoc.	4.000%	TBA	08/13/25	(500)	(464,805)
Federal National Mortgage Assoc.	4.500%	TBA	08/13/25	(500)	(478,055)
Federal National Mortgage Assoc.	5.000%	TBA	08/13/25	(1,000)	(979,431)
Federal National Mortgage Assoc.	6.000%	TBA	08/13/25	(1,000)	(1,015,224)
Government National Mortgage Assoc.	3.000%	TBA	07/21/25	(3,500)	(3,095,258)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $15,893,740)					$(16,095,874)

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR (cost $14)	Call	12/12/25	$99.75	1	3	$6

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1Day SOFR(A)/ 4.450%	75	$709
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1Day SOFR(A)/ 4.450%	75	—

Total OTC Swaptions (cost $9)								$709

Total Options Purchased (cost $23)								$715

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25	1	3	$(625)
3 Month SOFR	Put	12/12/25	$96.25	1	3	(425)

Total Exchange Traded (premiums received $1,534)						$(1,050)

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35 (premiums received $0)	Call	DB	09/25/25	3.21%	1Day SOFR(A)/ 4.450%	3.21%(A)	150	$(472)

Total Options Written (premiums received $1,534)								$(1,522)

Futures contracts outstanding at June 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
46	2 Year U.S.Treasury Notes	Sep. 2025	$9,569,078	$23,395
88	5 Year U.S.Treasury Notes	Sep. 2025	9,592,000	95,191
38	10 Year U.S. Treasury Notes	Sep. 2025	4,260,750	48,517
150	10 Year U.S. Ultra Treasury Notes	Sep. 2025	17,139,845	367,523
164	20 Year U.S. Treasury Bonds	Sep. 2025	18,936,875	573,885
35	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	4,169,375	35,300

				$1,143,811

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/25	MSI	EUR	263	$305,458	$310,012	$4,554	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/25	BNY	EUR	263	$298,420	$310,012	$—	$(11,592)
Expiring 08/04/25	MSI	EUR	263	306,130	310,725	—	(4,595)

				$604,550	$620,737	—	(16,187)

						$4,554	$(16,187)

Credit default swap agreements outstanding at June 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	06/20/27	1.000	%(Q)	95	0.192%	$1,500	$1,307	$193	BARC
Hellenic Republic	12/20/27	1.000	%(Q)	70	0.251%	1,269	1,094	175	BARC
Kingdom of Norway	12/20/25	—	%(Q)	970	0.042%	(192)	(226)	34	BARC

						$2,577	$2,175	$402

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	2,718	$(57,698)	$(61,028)	$(3,330)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2025(4)	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000	%(Q)	940	3.183%	$53,129	$72,144	$19,015

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreement outstanding at June 30, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
655	12/14/54	3.136	%(A)	1 Day SOFR(1)(A)/ 4.450%	$9,579	$15,135	$5,556

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$2,401	$(226)	$402	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
BOS	$—	$405,267
MLC	—	1,536,156

Total	$—	$1,941,423

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$23,405,081	$—
Collateralized Loan Obligations	—	27,232,377	—
Consumer Loans	—	6,072,303	—
Home Equity Loans	—	2,593,868	—

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Student Loans	$—	$57,940	$—
Commercial Mortgage-Backed Securities	—	45,111,386	—
Corporate Bonds	—	107,067,863	—
Residential Mortgage-Backed Securities	—	15,421,852	—
Sovereign Bonds	—	6,635,251	—
U.S. Government Agency Obligations	—	116,400,207	—
U.S. Treasury Obligations	—	19,099,574	—
Short-Term Investments
Affiliated Mutual Funds	2,520,868	—	—
Options Purchased	6	709	—

Total	$2,520,874	$369,098,411	$—

Liabilities
Options Written	$(1,050)	$(472)	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,143,811	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	4,554	—
Centrally Cleared Credit Default Swap Agreement	—	19,015	—
OTC Credit Default Swap Agreements	—	2,769	—
Centrally Cleared Interest Rate Swap Agreement	—	5,556	—

Total	$1,143,811	$31,894	$—

Liabilities
Forward Commitment Contracts	$—	$(16,095,874)	$—
OTC Forward Foreign Currency Exchange Contracts	—	(16,187)	—
Centrally Cleared Credit Default Swap Agreement	—	(3,330)	—
OTC Credit Default Swap Agreement	—	(192)	—

Total	$—	$(16,115,583)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2025 were as follows:

U.S. Government Agency Obligations	31.7%
Commercial Mortgage-Backed Securities	12.3
Banks	8.8
Collateralized Loan Obligations	7.4
Automobiles	6.4
U.S. Treasury Obligations	5.2
Residential Mortgage-Backed Securities	4.2
Electric	2.8
Oil & Gas	2.4
Real Estate Investment Trusts (REITs)	1.8
Sovereign Bonds	1.8
Pipelines	1.8
Consumer Loans	1.7
Telecommunications	1.3
Auto Manufacturers	0.9
Media	0.9
Healthcare-Services	0.8
Aerospace & Defense	0.8

Diversified Financial Services	0.7%
Home Equity Loans	0.7
Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	0.7
Semiconductors	0.7
Insurance	0.7
Agriculture	0.5
Pharmaceuticals	0.5
Packaging & Containers	0.5
Biotechnology	0.4
Shipbuilding	0.3
Office/Business Equipment	0.3
Engineering & Construction	0.3
Commercial Services	0.3
Chemicals	0.2
Gas	0.2
Home Builders	0.2
Entertainment	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Industry Classification (continued):

Real Estate	0.2%
Mining	0.1
Multi-National	0.1
Lodging	0.1
Machinery-Diversified	0.1
Foods	0.1
Retail	0.1
Transportation	0.1
Building Materials	0.0	*
Iron/Steel	0.0	*
Housewares	0.0	*
Student Loans	0.0	*
Auto Parts & Equipment	0.0	*
Miscellaneous Manufacturing	0.0	*
Airlines	0.0	*

Environmental Control	0.0	*%
Healthcare-Products	0.0	*
Machinery-Construction & Mining	0.0	*
Beverages	0.0	*
Cosmetics/Personal Care	0.0	*
Household Products/Wares	0.0	*
Options Purchased	0.0	*

	101.3
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$19,015	*	Due from/to broker-variation margin swaps	$3,330	*
Credit contracts	Premiums paid for OTC swap agreements	2,401		Premiums received for OTC swap agreements	226
Credit contracts	Unrealized appreciation on OTC swap agreements	402		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	4,554		Unrealized depreciation on OTC forward foreign currency exchange contracts	16,187
Interest rate contracts	Due from/to broker-variation margin futures	1,143,811	*	—	—
Interest rate contracts	Due from/to broker-variation margin swaps	5,556	*	—	—
				Options written outstanding, at
Interest rate contracts	Unaffiliated investments	715		value	1,522

		$1,176,454			$21,265

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$76,653
Foreign exchange contracts	—	—	—	(24,854)	—
Interest rate contracts	(6,211)	3,642	(2,084,939)	—	(12,557)

Total	$(6,211)	$3,642	$(2,084,939)	$(24,854)	$64,096

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(1,863)
Foreign exchange contracts	—	—	—	(12,713)	—
Interest rate contracts	4,033	2,928	2,447,933	—	5,556

Total	$4,033	$2,928	$2,447,933	$(12,713)	$3,693

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2025, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 3,117
Options Written (2)	6,741,667
Futures Contracts - Long Positions (2)	60,662,729
Futures Contracts - Short Positions (2)	721,036
Forward Foreign Currency Exchange Contracts - Purchased (3)	316,870
Forward Foreign Currency Exchange Contracts - Sold (3)	745,789
Interest Rate Swap Agreements (2)	436,667
Credit Default Swap Agreements - Buy Protection (2)	1,324,945
Credit Default Swap Agreements - Sell Protection (2)	11,751,821

*	Average volume is based on average quarter end balances for the six months ended June 30, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$822,335	$(822,335)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
SCHEDULE OF INVESTMENTS		as of June 30, 2025 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$2,803	$(226)	$2,577	$—	$2,577
BNY	—	(11,592)	(11,592)	—	(11,592)
DB	709	(472)	237	—	237
MSI	4,554	(4,595)	(41)	—	(41)

	$8,066	$(16,885)	$(8,819)	$—	$(8,819)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2025

ASSETS
Investments at value, including securities on loan of $822,335:
Unaffiliated investments (cost $374,499,755)	$369,098,417
Affiliated investments (cost $2,520,766)	2,520,868
Foreign currency, at value (cost $8,234)	8,469
Receivable for investments sold	23,150,489
Dividends and interest receivable	2,315,416
Due from broker-variation margin futures	308,106
Receivable for Portfolio shares sold	7,588
Unrealized appreciation on OTC forward foreign currency exchange contracts	4,554
Premiums paid for OTC swap agreements	2,401
Due from Manager	1,407
Due from broker-variation margin swaps	696
Unrealized appreciation on OTC swap agreements	402
Prepaid expenses and other assets	2,767

Total Assets	397,421,580

LIABILITIES
Forward commitment contracts, at value (proceeds receivable $15,893,740)	16,095,874
Payable for investments purchased	12,212,775
Payable for Portfolio shares purchased	1,194,013
Payable to broker for collateral for securities on loan	841,036
Accrued expenses and other liabilities	69,872
Unrealized depreciation on OTC forward foreign currency exchange contracts	16,187
Options written outstanding, at value (premiums received $1,534)	1,522
Trustees’ fees payable	1,008
Affiliated transfer agent fee payable	956
Premiums received for OTC swap agreements	226

Total Liabilities	30,433,469

NET ASSETS	$366,988,111

Net assets were comprised of:
Partners’ Equity	$366,988,111

Net asset value and redemption price per share, $366,988,111 / 33,908,086 outstanding shares of beneficial interest	$10.82

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2025

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$8,992,221
Affiliated dividend income	157,007
Affiliated income from securities lending, net	2,077

Total income	9,151,305

EXPENSES
Audit fee	36,868
Custodian and accounting fees	29,371
Professional fees	10,074
Fund data services	9,556
Trustees’ fees	7,428
Shareholders’ reports	5,381
Transfer agent’s fees and expenses (including affiliated expense of $2,750)	4,526
Insurance expense	3,546
Pricing fees	2,566
Commitment fees	2,176
Miscellaneous	5,151

Total expenses	116,643
Less: Fee waiver and/or expense reimbursement	(23,446)

Net expenses	93,197

NET INVESTMENT INCOME (LOSS)	9,058,108

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $239)	(1,349,219)
Futures transactions	(2,084,939)
Forward currency contract transactions	(24,854)
Options written transactions	3,642
Swap agreements transactions	64,096
Foreign currency transactions	(6,023)

(3,397,297)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(264))	6,155,857
Futures	2,447,933
Forward currency contracts	(12,713)
Options written	2,928
Swap agreements	3,693
Foreign currencies	855

8,598,553

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	5,201,256

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,259,364

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ 9,058,108	$ 20,011,159
Net realized gain (loss) on investment and foreign currency transactions	(3,397,297)	(2,938,590)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,598,553	(6,771,851)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,259,364	10,300,718

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,242,719 and 8,891,955 shares, respectively]	87,519,031	91,151,826
Portfolio shares purchased [10,371,931 and 20,885,583 shares, respectively]	(109,744,917)	(214,439,697)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(22,225,886)	(123,287,871)

TOTAL INCREASE (DECREASE)	(7,966,522)	(112,987,153)
NET ASSETS:
Beginning of period	374,954,633	487,941,786

End of period	$ 366,988,111	$ 374,954,633

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST TARGET MATURITY CENTRAL PORTFOLIO (CONTINUED)
FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,		April 25, 2022(a) through
	June 30, 2025		2024	2023	December 31, 2022
Per Share Operating Performance(b) :
Net Asset Value, beginning of period	$10.40		$10.16	$ 9.52	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.25		0.48	0.44	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17		(0.24)	0.20	(0.72)

Total from investment operations	0.42		0.24	0.64	(0.48)

Net Asset Value, end of period	$10.82		$10.40	$10.16	$9.52

Total Return(c)	4.04%		2.36%	6.72%	(4.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$367		$ 375	$ 488	$582
Average net assets (in millions)	$376		$ 428	$ 534	$628
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	0.05	%(e)	0.05%	0.05%	0.03	%(f)
Expenses before waivers and/or expense reimbursement	0.06	%(e)	0.06%	0.05%	0.03	%(f)
Net investment income (loss)	4.86	%(e)	4.68%	4.51%	3.61	%(f)
Portfolio turnover rate(g)(h)	67%		118%	189%	362%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and as of June 30, 2025 consisted of 34 separate portfolios. The information presented in these financial statements pertains only to the 3 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may be purchased only by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies (the “Participating Insurance Companies”). These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST J.P. Morgan Fixed Income Central Portfolio (“J.P. Morgan Fixed Income Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST PGIM Fixed Income Central Portfolio (“PGIM Fixed Income Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
AST Target Maturity Central Portfolio (“Target Maturity Central”)	The highest total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of the Portfolios’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

The Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Portfolios’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Portfolios, as listed in the Portfolios’ Statement of Additional Information, act as each Portfolio’s chief operating decision maker (“CODM”). The CODM has determined that each Portfolio has a single operating segment as the CODM monitors the operating results of each Portfolio as a whole and the Portfolios’ long-term strategic asset allocation is pre-determined in

B1

accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Portfolio, which is consistent with the results presented in the Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has approved the Portfolios’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Portfolio investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit each Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

B2

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is

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realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty

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(“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs.As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Portfolios invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but

B5

not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of each Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between each Portfolio and the counterparty permits each Portfolio to offset amounts payable by each Portfolio to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Portfolio to cover each Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be

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unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolios also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by

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the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio currently intends to be treated as a partnership for US federal income tax purposes that is not a “publicly traded partnership” as defined in Section 7704 of the Internal Revenue Code of 1986, as amended (the “Code”) for US federal income tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Participating Insurance Companies. Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services subject to the supervision of the Board and in conformity with the stated policies of the Portfolios. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios. Subadvisory fees are paid by the Investment Manager out of the management fee that it receives from the Portfolios.

Portfolio	Subadviser(s)
J.P. Morgan Fixed Income Central	J.P. Morgan Investment Management Inc. (“J.P. Morgan”)
PGIM Fixed Income Central	PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
Target Maturity Central	PFI; PGIM Limited

Management Fees and Expense Limitations: As noted in the table below, the Investment Manager does not directly charge a management fee to the Portfolios for its services. Rather, the Manager is paid directly based on the assets in each of the Investing Portfolios that invest in the Portfolios listed in the table below. To the extent the subadvisers to the Portfolios are paid subadvisory fees for subadvisory services provided to the Portfolios, the Investment Manager, and not the Portfolios, pays such subadvisory fees.

Any amounts paid or payable by the Portfolios to the Investment Manager if any, under the agreements are reflected in the Statement of Operations. The Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive, in all cases, of brokerage, taxes (such as income and foreign withholding taxes, including stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales), do not exceed the percentage stated below of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

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Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

J.P. Morgan Fixed Income Central*	—	—%	—%

PGIM Fixed Income Central**	—	—%	—%

Target Maturity Central***	—	—%	—%

Portfolio	Fee Waivers and/or Expense Limitations
J.P. Morgan Fixed Income Central	contractually limit expenses to 0.05% through June 30, 2026
PGIM Fixed Income Central	contractually limit expenses to 0.05% through June 30, 2026
Target Maturity Central	contractually limit expenses to 0.05% through June 30, 2026

*

Certain Asset Allocation Portfolios of Advanced Series Trust, subadvised by J.P. Morgan (J.P. Morgan AA Portfolios) and the AST Investment Grade Bond Portfolio (ASTIG, and together with J.P. Morgan AA Portfolios, the Investing Portfolios) will invest in the J.P. Morgan Fixed Income Central. The Manager receives a management fee rate for services provided to the Investing Portfolios pursuant to Investment Management Agreement for each of the Investing Portfolios.

**

Certain Asset Allocation Portfolios of Advanced Series Trust, subadvised by PGIM, Inc. and PGIM Limited (PGIM AA Portfolios) and the AST Investment Grade Bond Portfolio (ASTIG, and together with PGIM AA Portfolios, the PGIM Investing Portfolios) will invest in the PGIM Fixed Income Central. The Investment Manager receives a management fee rate for services provided to the PGIM Investing Portfolios pursuant to Investment Management Agreement for each of the PGIM Investing Portfolios.

***

Each of the AST Target Maturity Bond Portfolios (as defined below) invest in Target Maturity Central. The Investment Manager receives a management fee for services provided to Target Maturity Central pursuant to the Investment Management Agreement in place with respect to each of the AST Target Maturity Bond Portfolios. The AST Target Maturity Bond Portfolios are: AST Bond Portfolio 2025, AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028, AST Bond Portfolio 2029, AST Bond Portfolio 2030, AST Bond Portfolio 2031, AST Bond Portfolio 2032, AST Bond Portfolio 2033, AST Bond Portfolio 2034, AST Bond Portfolio 2035 and AST Bond 2036.

AST Investment Services, Inc., PGIM Investments, PGIM, Inc., PFI and PGIM Limited are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent and shareholder servicing agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income

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from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2025 no such transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (“RICs”). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the Statement of Assets and Liabilities and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the Statement of Assets and Liabilities. To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

For the period ended June 30, 2025, there were no amounts paid by Prudential for excess withholding taxes related to permanent tax detriments and timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2025, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
J.P. Morgan Fixed Income Central	$660,462,894	$552,141,361
PGIM Fixed Income Central	7,802,154,391	7,103,091,407
Target Maturity Central	224,042,070	250,465,520

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2025, is presented as follows:

J.P. Morgan Fixed Income Central

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)
$ 92,294,960	$472,579,009	$432,770,556	$ —	$ —	$132,103,413	132,103,413	$2,152,575	$—

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Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)
$ 75,201,279	$247,074,403	$247,534,347	$(2,412)	$(1,886)	$ 74,737,037	74,789,390	$41,674	(1)	$—
$167,496,239	$719,653,412	$680,304,903	$(2,412)	$(1,886)	$206,840,450		$2,194,249		$—

PGIM Fixed Income Central

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)
$556,714,789	$2,238,596,807	$2,745,159,128	$ —	$ —	$ 50,152,468	50,152,468	$5,717,637		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)
190,271,586	783,066,285	775,383,745	(10,733)	(15,252)	197,928,141	198,066,788	122,024	(1)	—
$746,986,375	$3,021,663,092	$3,520,542,873	$(10,733)	$(15,252)	$248,080,609		$5,839,661		$—

Target Maturity Central

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)
$5,857,925	$83,085,894	$ 87,269,799	$ —	$ —	$1,674,020	1,674,020	$157,007		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.532%)(b)(wb)
2,722,608	15,783,486	17,659,221	(264)	239	846,848	847,442	2,077	(1)	—
$8,580,533	$98,869,380	$104,929,020	$(264)	$239	$2,520,868		$159,084		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2024 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an

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alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Portfolios did not utilize the SCA during the reporting period ended June 30, 2025.

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2025, all Portfolios offer only a single share class to investors.

As of June 30, 2025, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
J.P. Morgan Fixed Income Central	309,260,767	100.0%
PGIM Fixed Income Central	936,266,484	100.0
Target Maturity Central	33,908,086	100.0

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
J.P. Morgan Fixed Income Central	4	99.9%
PGIM Fixed Income Central	5	92.8
Target Maturity Central	6	88.0

9. Risks of Investing in the Portfolios

Each Portfolio’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	J.P. Morgan Fixed Income Central	PGIM Fixed Income Central	Target Maturity Central
Asset-Backed and/or Mortgage-Backed Securities	X	X	X
Cyber Security	X	X	X
Derivatives	X	X	X
Dollar Roll Transactions	X	X	X
Equity and Equity-Related Securities	X	X	X

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Risks	J.P. Morgan Fixed Income Central	PGIM Fixed Income Central	Target Maturity Central
Expense	X	X	X
Fixed Income Securities	X	X	X
Fund of Funds	X	X	X
High Yield	X	X	X
Large Shareholder	X	X	X
Liquidity and Valuation	X	X	X
Market and Management	X	X	X
Portfolio Turnover	X	X	X
Regulatory	X	X	X
Sovereign Debt Securities	X	X	X
US Government Securities	X	X	X

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities primarily are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans on residential and/or commercial real estate. Asset-backed and mortgage-backed securities are subject to interest rate risk, credit risk, and liquidity risk, which are further described under Fixed Income Securities Risk.

Asset-backed and mortgage-backed securities may also be subject to prepayment and extension risks. In a period of declining interest rates, borrowers may repay principal on mortgages or other loan obligations underlying a security more quickly than anticipated, which may require a Portfolio to reinvest the repayment proceeds in securities that pay lower interest rates (prepayment risk). In a period of rising interest rates, prepayments may occur at a slower rate than expected, which may prevent a Portfolio from reinvesting repayment proceeds in securities that pay higher interest rates (extension risk). The more a Portfolio invests in longer-term asset-backed securities, the more likely it will be affected by changes in interest rates, which may result in lower than anticipated yield-to-maturity and expected returns as well as reduced market value of such securities.

Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Mortgage-backed securities issued by private non-government entities are subject to the risks that the underlying mortgage borrowers fail to make timely payments of interest and principal and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the mortgage-backed securities. Moreover, securities backed by mortgages issued by private, non-government issuers may experience higher rates of default on the underlying mortgages than government-issued mortgages because private issuer mortgage loans often do not meet the underwriting standards of government-issued mortgages. Private issuer mortgage-backed securities may include loans on commercial or residential properties. Although certain mortgage-backed securities issued by private non-government entities are guaranteed as to timely payment of interest and principal by a government-sponsored entity, the market price for such securities is not guaranteed and will fluctuate. Asset-backed securities backed by sub-prime mortgage loans expose a Portfolio to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a greater risk of default than conventional mortgage loans.

A Portfolio may invest in securities issued or guaranteed by the US Government or its agencies and instrumentalities, such as Ginnie Mae, Fannie Mae, or Freddie Mac. Unlike Ginnie Mae securities, securities issued or guaranteed by US Government-related organizations such as Fannie Mae or Freddie Mac are not backed by the full faith and credit of the US Government, and no assurance can be given that the US Government would provide financial support to such securities.

Cyber Security Risk: Failures or breaches of the electronic systems of a Portfolio, the Portfolio’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Portfolio invests have the ability to cause disruptions and negatively impact the Portfolio’s business operations, potentially resulting in financial losses to the Portfolio and its shareholders. While each Portfolio has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, a Portfolio cannot control the cyber security plans and systems of the Portfolio’s service providers or issuers of securities in which the Portfolio invests.

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Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies, and currency exchange rates. Derivatives in which the Portfolios may invest include exchange-traded instruments as well as privately-negotiated instruments, also called over-the-counter instruments. Examples of derivatives include, but are not limited to, options, futures, forward agreements, interest rate swap agreements, credit default swap agreements, and credit-linked securities. A Portfolio may, but is not required to, use derivatives to seek to earn income or enhance returns, manage or adjust its risk profile, replace more traditional direct investments, or obtain exposure to certain markets. The use of derivatives to seek to earn income or enhance returns may be considered speculative. The use of derivative instruments also exposes a Portfolio to transaction costs. Derivatives involve the risk that changes in their value may not correlate perfectly with the assets, rates, indices or instruments they are designed to hedge or closely track. In addition, fluctuations in derivatives’ values may not correlate perfectly with the securities markets. For exchange-traded and/or centrally cleared derivatives, such as futures, many options and certain swaps, the primary credit/counterparty risk is the creditworthiness of a Portfolio’s clearing broker and the central clearing house itself through which such derivative positions are traded and held. Such risk is concentrated in relatively few clearinghouses and clearing members.

The use of derivatives is a highly specialized activity that involves a variety of risks and costs that are different from, or possibly greater than, investing directly in traditional equity and debt securities, including:

Counterparty credit risk: There is a risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to make timely payments or otherwise honor its financial obligations to a Portfolio. This risk is especially important in the context of privately negotiated instruments. For example, a Portfolio would be exposed to counterparty credit risk to the extent it enters into a credit default swap, that is, it purchases protection against a default by a debt issuer, and the swap counterparty does not maintain adequate reserves to cover such a default.

Leverage risk: Borrowings, certain derivatives and other trading strategies can create leverage (i.e., a Portfolio’s investment exposures exceed its net asset value). Leverage can result in losses to a Portfolio that exceed the amount originally invested. A Portfolio may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Portfolio may perform as if it were leveraged. The use of leverage may cause a Portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet margin requirements.

Liquidity and Valuation risk: Certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth. Privately-negotiated instruments may be difficult to terminate, and from time to time, a Portfolio may find it difficult to enter into a transaction that would offset the losses incurred by another derivative that it holds. Derivatives, and especially privately-negotiated instruments, also involve the risk of incorrect valuation (that is, the value assigned to the derivative may not always reflect its risks or potential rewards).

Hedging risk: Hedging is a strategy in which a Portfolio uses a derivative to offset the risks associated with its other portfolio holdings. While hedging can reduce losses, it can also reduce or eliminate gains or magnify losses if the market moves in a manner different from that anticipated by the Portfolio. Hedging also involves the risk that changes in the value of the derivative will not match the value of the holdings being hedged, to the extent expected by the Portfolio, in which case any losses on the holdings being hedged may not be reduced and in fact, may be increased. No assurance can be given that any hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A Portfolio is not required to use hedging and may choose not to do so.

Futures and Forward Contracts risk: The primary risks associated with the use of futures or forward contracts are: (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures or forward contract; (b) possible lack of a liquid market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose a Portfolio to greater losses in the event of a default by a counterparty.

Government Regulation of Derivatives Risk: The derivatives markets are subject to various regulations. For example, the SEC has adopted Rule 18f-4 under the 1940 Act which governs the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of derivative instruments and financing transactions and to adopt and implement a

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derivatives risk management program. Rule 18f-4 as well as other applicable government regulations more generally can, among other things, adversely affect the value of the investments held by a Portfolio, restrict a Portfolio’s ability to engage in derivatives transactions (for example, by making certain derivatives transactions no longer available to that Portfolio) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), which could adversely affect investors. Regulations may also limit and/or delay a Portfolio’s ability to recover amounts owed to it (including collateral held by its counterparties) which could increase counterparty risk. In particular, position limits imposed on a Portfolio or its counterparties may impact that Portfolio’s ability to invest in a manner that efficiently meets its investment objective, and requirements, including capital and mandatory clearing for certain swaps, may increase the cost of a Portfolio’s investments and cost of doing business, which could adversely affect investors. Because derivatives regulations are evolving, their ultimate impact remains unclear.

Dollar Roll Transactions Risk: Dollar rolls involve the sale by a Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar—but not necessarily the same—security at a set price and date in the future. In a dollar roll, the Portfolio takes the risk that: (i) the market price of the mortgage-backed securities will drop below their future repurchase price; (ii) the securities that it repurchases at a later date will have less favorable market characteristics; (iii) the other party to the agreement will not be able to perform; (iv) the roll adds leverage to the Portfolio; and (v) the roll increases the Portfolio’s sensitivity to interest rate changes. In addition, investments in dollar rolls may increase the portfolio turnover rate of the Portfolio. A dollar roll can be viewed as a borrowing. If a Portfolio makes additional investments while a dollar roll is outstanding, this may be considered a form of leverage.

Equity and Equity-Related Securities Risk: From time to time, the Portfolio may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants. There is a risk that the value of a particular stock or equity-related security held by a Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition, changes in interest rates, or heightened levels of inflation. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which a Portfolio invests could go down. A Portfolio’s holdings can vary from broad market indexes, and the performance of a Portfolio can deviate from the performance of such indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments. Such events may result in losses to a Portfolio. Preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets, but does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include the risk of losses attributable to adverse changes in interest rates, broader market conditions and the financial condition of the stock’s issuer. Preferred stock may also be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Expense Risk: Your actual cost of investing in a Portfolio may be higher than the expenses shown in “Annual Portfolio Operating Expenses” for a variety of reasons. For example, Portfolio operating expense ratios may be higher than those shown if a Portfolio’s average net assets decrease, fee waivers or expense limitations change, or the Portfolio incurs more expenses than expected. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Portfolio securities can increase expenses.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk. The market price of a fixed-income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, rising inflation, or decreased liquidity due, for example, to market uncertainty about the value of a fixed-income investment (or class of fixed income investments).

Credit risk: Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able or willing to make required principal and interest payments. The risk that such issuer or guarantor is less willing or able to make required principal and interest payments is heightened in market environments where interest rates are rising. The downgrade of the credit of a security held by a Portfolio may decrease its value. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Portfolio assets allocated to lower-rated securities generally will increase the credit risk to which a Portfolio is subject. Information on the ratings issued to debt securities by certain credit rating agencies is included in Appendix I to the

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Statement of Additional Information (SAI). Not all securities are rated. In the event that the relevant credit rating agencies assign different ratings to the same security, a Portfolio’s Subadviser may determine which rating it believes best reflects the security’s quality and risk at that time. A Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. Some, but not all, US government securities are insured or guaranteed by the US government, while others are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Although credit risk may be lower for US government securities than for other investment-grade securities, the return may be lower.

Liquidity risk: Liquidity risk is the risk that a Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all, which could prevent a Portfolio from taking advantage of other investment opportunities. The liquidity of asset-backed and mortgage-backed securities may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. In addition, liquidity risk refers to the risk that a Portfolio may not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, redemption requests by certain large shareholders such as institutional investors, or other reasons. Meeting such redemption requests may cause a Portfolio to have to liquidate portfolio securities at disadvantageous prices or times and/or unfavorable conditions and, thus, could reduce the returns of a Portfolio and dilute remaining investors’ interests. The reduction in dealer market-making capacity in fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

Interest rate risk: Interest rate risk is the risk that the value of an investment will fluctuate because of a change in interest rates. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Changes in interest rates may also affect the liquidity of a Portfolio’s investments in fixed income securities. Interest rates in the US may increase, possibly suddenly and significantly, with unpredictable effects on the markets and a Portfolio’s investments. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. As interest rates rise, the value of fixed income investments typically decreases and there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, a Portfolio with significant investment in fixed income investments may be subject to significant losses. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities. Certain securities acquired by a Portfolio may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio. During periods of very low or negative interest rates, a Portfolio may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates.

Fund of Funds Risk: A Portfolio that is structured as a “fund of funds” invests primarily in a combination of underlying investment companies and other underlying portfolios describes in such Portfolio’s Prospectus. In addition to the risks associated with the investment in the underlying portfolios, these Portfolios are subject to the following risks:

To the extent that a Portfolio concentrates its assets among underlying portfolios that invest principally in one or several asset classes, a Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes. For example, a Portfolio may be overweighed in the equity asset class when the stock market is falling and the fixed income market is rising. Likewise, a Portfolio may be overweighted in the fixed income asset class when the fixed income market is falling and the stock market is rising.

The ability of a Portfolio to achieve its investment objective depends on the ability of the selected underlying portfolios to achieve their investment objectives. There is a risk that the selected underlying portfolios will underperform relevant markets, relevant indices, or other portfolios with similar investment objectives and strategies.

A Portfolio will incur its pro rata share of the expenses of an underlying portfolio in which the Portfolio invests, such as investment advisory and other management expenses, and shareholders incur the operating expenses of these underlying portfolios

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The performance of a Portfolio may be affected by large purchases and redemptions of underlying portfolio shares. For example, large purchases and redemptions may cause an underlying portfolio to hold a greater percentage of its assets in cash than other portfolios pursuing similar strategies, and large redemptions may cause an underlying portfolio to sell assets at inopportune times. Underlying portfolios that have experienced significant redemptions may, as a result, have higher expense ratios than other portfolios pursuing similar strategies. The Manager and a Portfolio’s Subadviser(s) seek to minimize the impact of large purchases and redemptions of underlying portfolio shares, but their abilities to do so may be limited.

There is a potential conflict of interest between a Portfolio and its Manager and a Portfolio’s Subadviser(s). Because the amount of the management fees to be retained by the Manager and their affiliates may differ depending upon which underlying portfolios are used in connection with a Portfolio, there is a potential conflict of interest for the Manager and a Portfolio’s Subadviser(s) in selecting the underlying portfolios. In addition, the Manager and a Portfolio’s Subadviser(s) may have an incentive to take into account the effect on an underlying portfolio in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that underlying portfolio. Although the Manager and a Portfolio’s Subadviser(s) take steps to address the potential conflicts of interest, it is possible that the potential conflicts could impact the Portfolios.

High Yield Risk: Investments in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”) may be subject to greater levels of interest rate, credit, call and liquidity risk than investments in investment grade securities. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Portfolio’s ability to sell its high yield securities at an advantageous time or price. An economic downturn generally leads to a higher non-payment rate, and a high yield investment may lose significant value before a default occurs.

In addition, the market for lower-rated bonds may be thinner and less active than the market for higher-rated bonds, and the prices of lower-rated bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress. High yield securities frequently have redemption features that permit an issuer to repurchase the security from a Portfolio prior to maturity, which may result in the Portfolio having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates.

Large Shareholder Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of Portfolio shares. There is no requirement that these entities maintain their investment in the Portfolio. There is a risk that such large shareholders may redeem all or a substantial portion of their investments in a Portfolio at any time, which could result in the Portfolio needing to sell or dispose of investments at disadvantageous prices and have a significant negative impact on the Portfolio’s NAV, liquidity, and brokerage costs. Large shareholder redemptions may cause a Portfolio to have to sell or dispose of investments at inopportune times or disadvantageous prices. These transactions may adversely affect the Portfolio’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of a Portfolio and result in credit line borrowing fees and/or overdraft charges to the Portfolio until the sales of portfolio securities necessary to cover the redemption request settle. It is also possible that a significant redemption could result in an increase in Portfolio expenses on account of being spread over a smaller asset base, and therefore make it more difficult for the Portfolio to implement its investment objective and strategies. Large redemptions could also result in tax consequences to shareholders.

Liquidity and Valuation Risk: From time to time, a Portfolio may hold one or more securities for which there are no or few buyers and sellers, or where the securities are subject to limitations on transfer. In those cases, a Portfolio may have difficulty determining the values of those securities for the purpose of determining a Portfolio’s net asset value. A Portfolio also may have difficulty disposing of those securities at an advantageous time or at the values determined by the Portfolio for the purpose of determining the Portfolio’s net asset value, especially during periods of significant net redemptions of Portfolio shares. As a result, a Portfolio may be unable to achieve its desired level of exposure to certain issuers, asset classes or sectors. Private equity investments and private real estate-related investments are generally classified as illiquid investments and generally cannot be readily sold. As a result, private real estate-related investments owned by a Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager acting in its capacity as valuation designee under Rule 2a-5. Fair value determinations are inherently subjective and reflect good faith judgments based on available information. Accordingly, no assurance can be given that the fair value prices accurately reflect the price a Portfolio would receive upon the sale of the investment. A Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Portfolios with principal investment strategies that involve foreign securities, private placement investments, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity and valuation risk.

In 2022, the SEC proposed amendments to Rule 22e-4 under the 1940 Act and Rule 22c-1 under the 1940 Act, that, if adopted, would, among other things, cause more investments to be treated as illiquid, and could prevent the Portfolio from investing in securities that the Manager believes are appropriate or desirable.

Market and Management Risk: Market risk is the risk that the markets in which a Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably in short periods of time. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk, whether real or perceived, include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns negative, the price of all securities may decline. Market risk also includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, significant or unexpected failures, near-failures or credit downgrades of key institutions, unexpected changes in the prices of key commodities (such as oil), government actions (including interest rate changes, protectionist measures, sanctions, intervention in the financial markets, or other regulation, and changes in fiscal, monetary or tax policies), political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), and natural/environmental disasters can all negatively impact the securities markets, which could cause a Portfolio to lose value. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, global supply chain disruptions and significantly adversely impact the economy.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on US and world economies and markets generally. For example, the US has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. Sanctions impair the ability of the Portfolios to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. The nature and severity of sanctions or other similar measures (including counter sanctions or other retaliatory actions) may vary broadly in scope, and their impact is impossible to predict. Sanctions and other similar measures could limit or prevent the Portfolio’s ability to buy and sell securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of trades, and significantly impact the Portfolio liquidity or performance.

During periods of severe market stress, it is possible that the market for some or all of a Portfolio’s investments may become highly volatile and/or illiquid. While a Portfolio Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Price changes may be temporary or last for extended periods of time. In such an event, the Portfolio may find it difficult to sell some or all of its investments and, for certain assets, the trade settlement period may be longer than anticipated. In periods of market volatility and/or declines, a Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. These events can adversely affect the liquidity and volatility of investments held by the Portfolio, and there is not assurance a Portfolio will achieve its investment objective.

In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, a Portfolio being unable to buy or sell certain securities at an advantageous time or accurately price its portfolio investments. In addition, a Portfolio may rely on various third-party sources to calculate its net asset value. As a result, a Portfolio is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Portfolio’s calculations of its net asset value. Such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculations and/or the inability to calculate net asset values over extended periods. A Portfolio may be unable to recover any losses associated with such failures.

Management risk is the risk that the investment strategy of the Manager or a Subadviser will not work as intended. All decisions by the Manager or a Subadviser require judgment and are based on imperfect information. In addition, if a Portfolio is managed using a quantitative investment model, it is subject to the risk that the model may not perform as expected. Similarly, there can be no assurance that quantitative models or methods utilized by the Manager or a Subadviser, or related data sources, will always be available, and the loss of access to any such model(s) or data sources could have an adverse impact on a Portfolio’s ability to realize its investment objective. Moreover, regulatory restrictions, actual or potential conflicts

B18

of interest or other considerations may cause the Manager or a Subadviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

Portfolio Turnover Risk: A Subadviser generally does not consider the length of time a Portfolio has held a particular security in making investment decisions. In fact, a Subadviser may engage in active and frequent trading on behalf of a Portfolio—that is, frequent trading of its securities—in order to take advantage of new investment opportunities or yield differentials. A Portfolio’s turnover rate may be higher than that of other mutual funds due to a Subadviser’s investment strategies and the above-referenced asset transfer programs. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. A Portfolio may experience an increase in its portfolio turnover rate when the Portfolio’s portfolio is modified in connection with a change in investment objective, strategies, or a Subadviser.

Regulatory Risk: Each Portfolio is subject to a variety of laws and regulations which govern its operations. Each Portfolio is subject to regulation by the SEC. Similarly, the businesses and other issuers of the securities and other instruments in which a Portfolio invests are also subject to considerable regulation. These laws and regulations are subject to change. Changes in laws and regulations may materially impact a Portfolio, a security, business, sector or market. For example, changes in laws or regulations made by the government or a regulatory body may impact the ability of a Portfolio to achieve its investment objective, or may impact a Portfolio’s investment policies and/or strategies, or may reduce the attractiveness of an investment.

Sovereign Debt Securities Risk: Investing in sovereign debt securities exposes a Portfolio to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of sovereign debt securities held by a Portfolio. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

US Government Securities Risk: US Treasury obligations are backed by the “full faith and credit” of the US Government. Securities issued or guaranteed by federal agencies or authorities and US Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the US Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the US Government. These securities may be supported by the ability to borrow from the US Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the US Treasury. Further, the US Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the US Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the US Government being downgraded and reduced prices of US Treasury securities. If the US Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the US Government may default on payments on certain US Government securities, including those held by a Portfolio, which could have a negative impact on the Portfolio. An increase in demand for US Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10. Reorganization

On August 23, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST T. Rowe Price Fixed Income Central Portfolio (“T. Rowe Price Fixed Income Central”) (the “Merged Portfolio”) for shares of PGIM Fixed Income Central (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. The reorganization took place at the close of business on December 6, 2024.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
T. Rowe Price Fixed Income Central	$1,852,931,064	$1,828,395,103

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The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on December 6, 2024:

Merged Portfolio		Shares
T. Rowe Price Fixed Income Central		166,343,587
Acquiring Portfolio	Shares	Value
PGIM Fixed Income Central	165,820,077	$1,870,450,466

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets

T. Rowe Price Fixed Income Central	$24,535,961	$1,870,450,466
Acquiring Portfolio		Net Assets
PGIM Fixed Income Central		$9,206,833,669

Assuming the acquisition had been completed on January 1, 2024, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2024 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized loss on investments (b)	Net increase in net assets resulting from operations
PGIM Fixed Income Central	$613,612,005	$(245,306,346)	$368,305,659

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: T. Rowe Price Fixed Income Central $101,893,259.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2024) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolio pre-merger as follows: T. Rowe Price Fixed Income Central $(24,328,284).

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since December 6, 2024.

11. Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –“Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

12. Subsequent Event

Each Portfolio’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of June 30, 2025.

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Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and each series thereof, the Portfolios) consists of eight individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 17-18, 2025 (the Meeting) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve an agreement. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of accounting oversight, recordkeeping, compliance and other services to the Trust, such as the Manager’s role as administrator of the Trust’s liquidity risk management program and as valuation designee. With respect to the Manager’s

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board also considered that the Manager pays the salaries of all of the officers and Trustees that are employed by the Manager or its affiliates. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) with respect to the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2024, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and/or performance or custom benchmark index (as applicable), and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2024. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST J.P. Morgan Fixed Income Central Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

●

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

●

The Board noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.05% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST PGIM Fixed Income Central Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

●

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

●

The Board noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.05% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Target Maturity Central Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

●

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

●

The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.05% of the Portfolio’s average daily net assets through June 30, 2026.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Advanced Series Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth Allen
Kenneth Allen
President and Principal Executive Officer

Date:	August 20, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	August 20, 2025